                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number               811-6067
                                  ----------------------------------------------

                        DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                       Dimensional Investment Group Inc.,
              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 310-395-8005

Date of fiscal year end:   November 30

Date of reporting period:  December 1, 2002 - May 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                        U.S. LARGE COMPANY INSTITUTIONAL
                                INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2003
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                     PAGE
                                                    -------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...........        1
    Statement of Operations.......................        2
    Statements of Changes in Net Assets...........        3
    Financial Highlights..........................        4
    Notes to Financial Statements.................        5

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE
  COMPANY SERIES
    Schedule of Investments.......................        7
    Statement of Assets and Liabilities...........       12
    Statement of Operations.......................       13
    Statements of Changes in Net Assets...........       14
    Financial Highlights..........................       15
    Notes to Financial Statements.................       16

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.
                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The U.S. Large Company Series of The
  DFA Investment Trust Company
  (Cost $284,193)++ at Value+.....................  $  308,379
Receivables:
  Investment Securities Sold......................      24,456
  Fund Shares Sold................................         152
Prepaid Expenses and Other Assets.................          29
                                                    ----------
    Total Assets..................................     333,016
                                                    ----------

LIABILITIES:
Payable for Fund Shares Redeemed..................      24,609
Accrued Expenses and Other Liabilities............          20
                                                    ----------
    Total Liabilities.............................      24,629
                                                    ----------
NET ASSETS........................................  $  308,387
                                                    ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)........................  40,744,517
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $     7.57
                                                    ==========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  379,581
Accumulated Net Investment Income (Loss)..........       1,159
Accumulated Net Realized Gain (Loss) on Investment
  Securities......................................     (98,518)
Accumulated Net Realized Gain (Loss) on Futures...         116
Unrealized Appreciation (Depreciation) from
  Investment Securities...........................      24,186
Unrealized Appreciation (Depreciation) of
  Futures.........................................       1,863
                                                    ----------
    Total Net Assets..............................  $  308,387
                                                    ==========

--------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $298,471.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends.......................................  $ 2,669
  Interest........................................       35
  Income from Securities Lending..................       16
  Expenses Allocated from Master Fund.............      (83)
                                                    -------
        Total Investment Income...................    2,637
                                                    -------
EXPENSES
  Administrative Services.........................       74
  Accounting & Transfer Agent Fees................       37
  Legal Fees......................................        7
  Audit Fees......................................        1
  Filing Fees.....................................       17
  Shareholders' Reports...........................        9
  Directors' Fees and Expenses....................        3
                                                    -------
        Total Expenses............................      148
        Fees Waived, Expenses Reimbursed and/or
        Previously Waived Fees Recovered by
        Advisor...................................      (74)
                                                    -------
        Net Expenses..............................       74
                                                    -------
  NET INVESTMENT INCOME (LOSS)....................    2,563
                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................  (14,277)
  Net Realized Gain (Loss) on Futures.............      116
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities.........................   24,724
    Futures.......................................      230
                                                    -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........   10,793
                                                    -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $13,356
                                                    =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS      YEAR
                                             ENDED        ENDED
                                            MAY 31,     NOV. 30,
                                             2003         2002
                                          -----------  -----------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $   2,563    $   3,801
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (14,277)     (26,235)
  Net Realized Gain (Loss) on Futures...         116       (1,464)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities...............      24,724      (18,981)
    Futures.............................         230          562
                                           ---------    ---------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................      13,356      (42,317)
                                           ---------    ---------
Distributions From:
  Net Investment Income.................      (2,587)      (3,252)
                                           ---------    ---------
        Total Distributions.............      (2,587)      (3,252)
                                           ---------    ---------
Capital Share Transactions (1):
  Shares Issued.........................      60,836      181,990
  Shares Issued in Lieu of Cash
    Distributions.......................       2,516        3,252
  Shares Redeemed.......................     (71,142)     (53,894)
                                           ---------    ---------
        Net Increase (Decrease) from
          Capital Share Transactions....      (7,790)     131,348
                                           ---------    ---------
        Total Increase (Decrease).......       2,979       85,779
NET ASSETS
  Beginning of Period...................     305,408      219,629
                                           ---------    ---------
  End of Period.........................   $ 308,387    $ 305,408
                                           =========    =========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................       8,793       23,755
    Shares Issued in Lieu of Cash
      Distributions.....................         368          401
    Shares Redeemed.....................      (9,936)      (7,213)
                                           ---------    ---------
                                                (775)      16,943
                                           =========    =========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR       SEP. 23,
                              ENDED        ENDED        ENDED        ENDED         TO
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999
                           -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....   $   7.36     $   8.94     $  10.31     $  10.87      $ 10.00
                            --------     --------     --------     --------      -------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.06         0.11         0.11         0.11         0.02
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       0.21        (1.58)       (1.37)       (0.57)        0.85
                            --------     --------     --------     --------      -------
Total from Investment
  Operations.............       0.27        (1.47)       (1.26)       (0.46)        0.87
                            --------     --------     --------     --------      -------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.06)       (0.11)       (0.11)       (0.10)          --
  Net Realized Gains.....         --           --           --           --           --
                            --------     --------     --------     --------      -------
Total Distributions......      (0.06)       (0.11)       (0.11)       (0.10)          --
                            --------     --------     --------     --------      -------
Net Asset Value, End of
  Period.................   $   7.57     $   7.36     $   8.94     $  10.31      $ 10.87
                            ========     ========     ========     ========      =======
Total Return.............       3.79%#     (16.61)%     (12.31)%      (4.28)%       8.70%#

Net Assets, End of Period
  (thousands)............   $308,387     $305,408     $219,629     $174,078      $55,887
Ratio of Expenses to
  Average Net Assets
  (1)....................       0.11%*       0.10%        0.10%        0.10%        0.10%*
Ratio of Expenses to
  Average Net Assets
  (excluding waivers,
  assumption of expenses
  and/or recovery of
  previously waived
  fees) (1)..............       0.16%*       0.17%        0.16%        0.17%        0.35%*
Ratio of Net Investment
  Income to Average Net
  Assets.................       1.74%*       1.49%        1.22%        1.07%        1.20%*
Ratio of Net Investment
  Income to Average Net
  Assets (excluding
  waivers, assumption of
  expenses and/or
  recovery of previously
  waived fees)...........       1.69%*       1.42%        1.16%        1.00%        0.95%*
Portfolio Turnover
  Rate...................        N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................          7%*         11%           8%           8%           4%(a)

--------------

*    Annualized
#    Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of the Master Fund Series.
(a)  For the year ended November 30, 1999.
N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which U.S. Large Company Institutional Index Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Company Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At May 31, 2003, the Portfolio owned 12% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $3,346.

    3. OTHER: The Portfolio accrues its share of income and expenses daily on its investment in the Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Series are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2003, the Portfolio's Administrative Fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.05 of 1% of average daily net assets.

    The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.10% of average daily net assets. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At May 31, 2003, approximately $468,000 of waived fees are subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2006.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................  $9,908
Gross Unrealized Depreciation.....................     --
                                                    -----
    Net...........................................  $9,908
                                                    =====

    For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2002, the Portfolio had capital loss carryforwards for federal income tax purposes of approximately $68,259,000 of which $61,000, $1,616,000, $51,761,000 and $14,821,000 will expire on November 30, 2007, November 30, 2008,
November 30, 2009 and November 30, 2010, respectively.

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the discretionary line of credit during the six months ended May 31, 2003.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2003.

                         THE U.S. LARGE COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                            SHARES        VALUE+
                                            ------        ------
COMMON STOCKS -- (83.5%)
 #3M Co.................................     109,800  $   13,886,406
 Abbott Laboratories....................     439,500      19,579,725
 Ace, Ltd...............................      73,900       2,697,350
 *ADC Telecommunications, Inc...........     225,400         606,326
 #Adobe Systems, Inc....................      65,000       2,293,850
 *Advanced Micro Devices, Inc...........      96,600         703,248
 #*AES Corp.............................     152,900       1,210,968
 Aetna, Inc.............................      42,300       2,428,866
 AFLAC, Inc.............................     145,000       4,771,950
 *Agilent Technologies, Inc.............     131,300       2,380,469
 Air Products & Chemicals, Inc..........      63,900       2,785,401
 Alberto-Culver Co. Class B.............      16,400         838,040
 #Albertson's, Inc......................     106,600       2,224,742
 Alcoa, Inc.............................     237,600       5,847,336
 #Allegheny Energy, Inc.................      35,300         306,757
 Allegheny Technologies, Inc............      22,600         148,708
 Allergan, Inc..........................      36,400       2,624,804
 #*Allied Waste Industries, Inc.........      58,800         580,944
 Allstate Corp..........................     197,700       7,115,223
 Alltel Corp............................      87,400       4,184,712
 #*Altera Corp..........................     107,600       2,074,528
 Altria Group, Inc......................     581,600      24,020,080
 Ambac Financial Group, Inc.............      29,800       1,987,958
 Amerada Hess Corp......................      25,100       1,229,900
 #Ameren Corp...........................      44,800       2,038,400
 American Electric Power Co., Inc.......     109,400       3,176,976
 #American Express Co...................     369,500      15,393,370
 #*American Greetings Corp. Class A.....      18,500         328,005
 #American International Group, Inc.....     733,400      42,449,192
 *American Power Conversion Corp........      55,200         856,152
 *American Standard Companies, Inc......      20,400       1,509,396
 AmerisourceBergen Corp.................      30,900       1,937,121
 #*Amgen, Inc...........................     361,800      23,412,078
 AmSouth Bancorporation.................      99,900       2,229,768
 Anadarko Petroleum Corp................      69,900       3,444,672
 *Analog Devices, Inc...................     102,400       3,947,520
 #*Andrew Corp..........................      27,600         274,344
 Anheuser-Busch Companies, Inc..........     240,700      12,668,041
 *Anthem, Inc...........................      39,700       2,911,995
 #*AOL Time Warner, Inc.................   1,256,700      19,126,974
 AON Corp...............................      87,000       2,232,420
 Apache Corp............................      44,885       2,958,819
 Apartment Investment & Management Co.
   Class A..............................      26,300         926,549
 #*Apollo Group, Inc. (Class A).........      49,000       2,862,580
 #*Apple Computer, Inc..................     101,300       1,820,361
 #Applera Corporation - Applied
   Biosystems Group.....................      58,900       1,146,783
 *Applied Materials, Inc................     463,900       7,218,284
 *Applied Micro Circuits Corp...........      85,300         428,206
 Archer-Daniels Midland Co..............     181,500       2,172,555
 Ashland, Inc...........................      19,200         623,232
 AT&T Corp..............................     216,600       4,221,534
 *AT&T Wireless Services, Inc...........     761,600       5,917,632
 Autodesk, Inc..........................      31,900         475,629
 Automatic Data Processing, Inc.........     168,600       5,884,140
                                            SHARES        VALUE+
                                            ------        ------
 *AutoNation, Inc.......................      81,500  $    1,134,480
 #*Autozone, Inc........................      27,400       2,292,832
 *Avaya, Inc............................     104,700         693,114
 #Avery Dennison Corp...................      30,800       1,708,784
 #Avon Products, Inc....................      66,100       4,028,134
 B B & T Corp...........................     132,400       4,526,756
 #Baker Hughes, Inc.....................      94,700       3,129,835
 Ball Corp..............................      16,000         792,320
 #Bank of America Corp..................     422,400      31,342,080
 Bank of New York Co., Inc..............     215,300       6,232,935
 Bank One Corp..........................     327,300      12,227,928
 Bard (C.R.), Inc.......................      14,500       1,017,175
 Bausch & Lomb, Inc.....................      14,900         565,455
 #Baxter International, Inc.............     166,800       4,226,712
 #Bear Stearns Companies, Inc...........      27,900       2,155,833
 Becton Dickinson & Co..................      71,600       2,864,000
 #*Bed, Bath and Beyond, Inc............      82,700       3,460,168
 Bellsouth Corp.........................     523,100      13,867,381
 #Bemis Co., Inc........................      14,900         682,122
 #*Best Buy Co., Inc....................      90,500       3,502,350
 *Big Lots, Inc.........................      32,600         443,686
 #*Biogen, Inc..........................      41,900       1,778,236
 Biomet, Inc............................      72,900       2,004,750
 #*BJ Services, Co......................      44,400       1,807,524
 Black & Decker Corp....................      22,000         952,820
 #Block (H.&R.), Inc....................      50,200       2,055,188
 #*BMC Software, Inc....................      65,700       1,114,272
 Boeing Co..............................     236,300       7,247,321
 Boise Cascade Corp.....................      16,400         402,948
 *Boston Scientific Corp................     114,700       5,975,870
 Bristol Myers Squibb Co................     544,500      13,939,200
 #*Broadcom Corp........................      77,500       1,897,200
 Brown-Forman Corp. Class B.............      16,900       1,332,734
 Brunswick Corp.........................      25,400         557,530
 Burlington Northern Santa Fe Corp......     105,400       3,110,354
 Burlington Resources, Inc..............      56,700       3,021,543
 #*Calpine Corp.........................     106,300         552,760
 Campbell Soup Co.......................     115,400       2,879,230
 #Capital One Financial Corp............      62,400       3,005,808
 #Cardinal Health, Inc..................     127,200       7,340,712
 #Carnival Corp.........................     166,700       5,101,020
 Caterpillar, Inc.......................      96,800       5,048,120
 #*Cendant Corp.........................     289,600       4,865,280
 CenterPoint Energy, Inc................      85,500         816,525
 Centex Corp............................      17,300       1,342,999
 #CenturyTel, Inc.......................      40,000       1,346,800
 Charter One Financial, Inc.............      63,600       1,937,256
 ChevronTexaco Corp.....................     300,300      21,303,282
 *Chiron Corp...........................      52,600       2,319,134
 #Chubb Corp............................      48,200       3,086,246
 *CIENA Corp............................     121,900         700,925
 CIGNA Corp.............................      39,300       2,204,730
 #Cincinnati Financial Corp.............      45,400       1,685,248
 Cinergy Corp...........................      47,400       1,798,356
 #Cintas Corp...........................      47,900       1,773,258
 Circuit City Stores, Inc...............      59,100         424,929
 #*Cisco Sytems, Inc....................   1,999,500      32,551,860

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Citigroup, Inc.........................   1,445,300  $   59,286,206
 *Citizens Communications Co............      79,400         978,208
 #*Citrix Systems, Inc..................      48,200       1,052,206
 *Clear Channel Communications, Inc.....     172,200       7,008,540
 Clorox Co..............................      61,900       2,764,454
 #CMS Energy Corp.......................      40,500         320,760
 Coca-Cola Co...........................     697,000      31,762,290
 #Coca-Cola Enterprises, Inc............     126,400       2,370,000
 #Colgate-Palmolive Co..................     151,400       9,026,468
 *Comcast Corp. Class A.................     648,900      19,538,379
 Comerica, Inc..........................      49,100       2,271,857
 #Computer Associates International,
   Inc..................................     161,600       3,501,872
 #*Computer Sciences Corp...............      52,600       2,088,220
 *Compuware Corp........................     106,300         645,241
 #*Comverse Technology, Inc.............      52,800         803,088
 Conagra, Inc...........................     151,000       3,664,770
 *Concord EFS, Inc......................     143,100       2,163,672
 ConocoPhilips..........................     190,300      10,270,491
 Consolidated Edison, Inc...............      60,100       2,583,699
 #Constellation Energy Group............      46,400       1,538,160
 #*Convergys Corp.......................      48,700         870,756
 Cooper Industries, Ltd.................      26,200       1,045,118
 Cooper Tire & Rubber Co................      20,700         328,923
 Coors (Adolph) Co. Class B.............      10,200         561,816
 #*Corning, Inc.........................     337,000       2,463,470
 *Costco Wholesale Corp.................     128,100       4,746,105
 Countrywide Financial Corp.............      35,600       2,621,940
 Crane Co...............................      16,700         348,696
 #CSX Corp..............................      60,400       1,978,100
 #Cummins, Inc..........................      11,700         401,076
 #CVS Corp..............................     110,400       2,881,440
 Dana Corp..............................      41,700         371,547
 Danaher Corp...........................      42,900       2,870,868
 Darden Restaurants, Inc................      48,100         952,861
 Deere & Co.............................      67,300       2,938,991
 *Dell Computer Corp....................     725,200      22,691,508
 Delphi Automotive Systems Corp.........     157,300       1,387,386
 #Delta Air Lines, Inc..................      34,600         462,256
 Deluxe Corp............................      16,100         756,217
 #Devon Energy Corp.....................      64,800       3,369,600
 Dillards, Inc. Class A.................      23,700         316,632
 Disney (Walt) Co.......................     574,300      11,284,995
 #Dollar General Corp...................      93,700       1,752,190
 Dominion Resources, Inc................      86,400       5,443,200
 #Donnelley (R.R.) & Sons Co............      31,800         793,410
 Dover Corp.............................      57,000       1,727,670
 Dow Chemical Co........................     256,100       8,143,980
 Dow Jones & Co., Inc...................      23,000       1,047,650
 #DTE Energy Co.........................      47,100       2,040,843
 #Duke Energy Corp......................     250,600       4,856,628
 #DuPont (E.I.) de Nemours & Co., Inc...     279,600      11,782,344
 #*Dynegy, Inc..........................     104,400         519,912
 Eastman Chemical Co....................      21,800         712,642
 #Eastman Kodak Co......................      82,000       2,512,480
 Eaton Corp.............................      19,900       1,670,207
 #*eBay, Inc............................      86,800       8,828,428
 #Ecolab, Inc...........................      36,600       1,967,250
 *Edison International..................      91,700       1,492,876
 #El Paso Corp..........................     168,400       1,465,080
 #*Electronic Arts, Inc.................      40,200       2,756,112
 #Electronic Data Systems Corp..........     134,000       2,700,100
                                            SHARES        VALUE+
                                            ------        ------
 #*EMC Corp.............................     618,500  $    6,692,170
 #Emerson Electric Co...................     118,400       6,192,320
 Engelhard Corp.........................      36,000         905,400
 Entergy Corp...........................      62,500       3,230,625
 EOG Resources, Inc.....................      32,500       1,400,750
 Equifax, Inc...........................      39,900       1,010,268
 Equity Office Properties Trust.........     115,700       3,113,487
 Equity Residential Corp................      76,100       2,015,128
 Exelon Corp............................      90,800       5,202,840
 Exxon Mobil Corp.......................   1,891,800      68,861,520
 Family Dollar Stores, Inc..............      48,400       1,764,180
 Federal Home Loan Mortgage
   Corporation..........................     195,600      11,698,836
 Federal National Mortgage
   Association..........................     279,700      20,697,800
 *Federated Department Stores, Inc......      53,500       1,738,750
 Federated Investors, Inc...............      31,000         863,660
 FedEx Corp.............................      83,800       5,361,524
 Fifth Third Bancorp....................     162,500       9,343,750
 #First Data Corp.......................     211,500       8,760,330
 First Tennessee National Corp..........      35,300       1,650,628
 FirstEnergy Corp.......................      83,600       3,077,316
 #*Fiserv, Inc..........................      53,800       1,780,242
 FleetBoston Financial Corp.............     295,000       8,723,150
 Fluor Corp.............................      22,500         798,525
 #Ford Motor Co.........................     515,900       5,416,950
 #*Forest Laboratories, Inc.............     102,000       5,151,000
 Fortune Brands, Inc....................      41,900       2,195,560
 #FPL Group, Inc........................      51,300       3,409,911
 Franklin Resources, Inc................      72,400       2,705,588
 #Freeport McMoran Copper & Gold, Inc.
   Class B..............................      40,700         893,365
 Gannett Co., Inc.......................      75,100       5,932,900
 #Gap, Inc..............................     248,600       4,226,200
 *Gateway, Inc..........................      91,100         304,274
 #General Dynamics Corp.................      56,500       3,775,330
 General Electric Co....................   2,797,700      80,293,990
 #General Mills, Inc....................     103,700       4,851,086
 #General Motors Corp...................     157,500       5,564,475
 Genuine Parts Co.......................      49,100       1,613,917
 *Genzyme Corp..........................      60,300       2,863,647
 Georgia-Pacific Corp...................      70,300       1,216,190
 Gillette Co............................     293,600       9,867,896
 Golden West Financial Corp.............      43,100       3,352,749
 #Goodrich (B.F.) Co....................      33,000         602,910
 #Goodyear Tire & Rubber Co.............      49,200         320,784
 Grainger (W.W.), Inc...................      25,700       1,200,190
 Great Lakes Chemical Corp..............      14,100         324,723
 *Guidant Corp..........................      86,300       3,648,764
 Halliburton Co.........................     122,700       2,928,849
 Harley-Davidson, Inc...................      85,100       3,587,816
 #*Harrahs Entertainment, Inc...........      31,400       1,258,826
 Hartford Financial Services Group,
   Inc..................................      71,800       3,348,752
 Hasbro, Inc............................      48,600         778,086
 HCA, Inc...............................     144,300       4,761,900
 #Health Management Associates, Inc.....      67,100       1,251,415
 Heinz (H.J.) Co........................      98,800       3,267,316
 *Hercules, Inc.........................      30,800         306,460
 Hershey Foods Corp.....................      38,300       2,723,130
 Hewlett-Packard Co.....................     858,100      16,732,950
 Hilton Hotels Corp.....................     105,800       1,466,388

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Home Depot, Inc........................     653,900  $   21,245,211
 #Honeywell International, Inc..........     240,600       6,303,720
 #*Humana, Inc..........................      45,600         592,344
 #Huntington Bancshares, Inc............      66,100       1,355,711
 #Illinois Tool Works, Inc..............      86,400       5,361,120
 IMS Health, Inc........................      68,700       1,225,608
 Ingersoll-Rand Co., Ltd. Class A.......      47,600       2,084,880
 #Intel Corp............................   1,862,600      38,816,584
 International Business Machines
   Corp.................................     475,200      41,836,608
 International Flavors & Fragrances,
   Inc..................................      26,500         831,835
 *International Game Technology.........      23,800       2,095,352
 #International Paper Co................     134,600       4,935,782
 #Interpublic Group of Companies, Inc...     108,400       1,490,500
 #*Intuit, Inc..........................      57,800       2,664,002
 ITT Industries, Inc....................      25,800       1,616,628
 *Jabil Circuit, Inc....................      55,700       1,169,143
 Janus Capital Group, Inc...............      62,500         971,875
 #*JDS Uniphase Corp....................     398,000       1,540,260
 Jefferson-Pilot Corp...................      40,300       1,700,257
 John Hancock Financial Services,
   Inc..................................      81,000       2,450,250
 Johnson & Johnson......................     835,100      45,387,685
 #Johnson Controls, Inc.................      25,000       2,081,250
 *Jones Apparel Group, Inc..............      36,200       1,062,832
 JP Morgan Chase & Co...................     561,300      18,444,318
 KB Home Corp...........................      13,400         837,500
 Kellogg Co.............................     114,800       4,040,960
 Kerr-McGee Corp........................      28,200       1,341,756
 KeyCorp................................     119,400       3,152,160
 KeySpan Corp...........................      44,000       1,549,680
 Kimberly Clark Corp....................     144,700       7,514,271
 Kinder Morgan, Inc.....................      34,300       1,751,015
 #*King Pharmaceuticals, Inc............      67,700         968,787
 #*KLA-Tencor Corp......................      53,500       2,473,305
 #Knight Ridder, Inc....................      22,900       1,613,076
 #*Kohls Corp...........................      94,800       4,962,780
 *Kroger Co.............................     214,600       3,444,330
 #Leggett and Platt, Inc................      54,800       1,209,436
 #Lehman Brothers Holdings, Inc.........      68,100       4,878,003
 #*Lexmark International Group, Inc.....      35,400       2,633,760
 Lilly (Eli) & Co.......................     315,800      18,875,366
 Limited Brands, Inc....................     147,000       2,243,220
 Lincoln National Corp..................      49,800       1,733,040
 #Linear Technology Corp................      88,000       3,199,680
 Liz Claiborne, Inc.....................      30,100       1,020,089
 Lockheed Martin Corp...................     128,100       5,946,402
 Loews Corp.............................      52,100       2,506,010
 *Louisiana-Pacific Corp................      29,400         283,416
 Lowe's Companies, Inc..................     219,500       9,276,070
 *LSI Logic Corp........................     104,600         669,440
 *Lucent Technologies, Inc..............   1,099,600       2,430,116
 *Manor Care, Inc.......................      25,300         599,357
 Marathon Oil Corp......................      87,800       2,259,094
 Marriott International, Inc. Class A...      65,800       2,572,780
 #Marsh & McLennan Co., Inc.............     151,000       7,569,630
 Marshall & Isley Corp..................      61,400       1,842,000
 #Masco Corp............................     138,300       3,402,180
 Mattel, Inc............................     122,900       2,643,579
 Maxim Integrated Products, Inc.........      90,800       3,560,268
 May Department Stores Co...............      81,100       1,759,059
                                            SHARES        VALUE+
                                            ------        ------
 Maytag Corp............................      21,900  $      535,674
 MBIA, Inc..............................      40,800       2,042,040
 MBNA Corp..............................     359,200       7,201,960
 #McCormick & Co., Inc..................      39,400       1,059,860
 *McDermott International, Inc..........      18,000         109,260
 McDonalds Corp.........................     356,800       6,682,864
 McGraw-Hill Companies, Inc.............      54,500       3,444,945
 McKesson Corp..........................      81,800       2,480,176
 MeadWestavco Corp......................      56,300       1,409,752
 #*Medimmune, Inc.......................      70,700       2,506,315
 #Medtronic, Inc........................     342,900      16,709,517
 Mellon Financial Corp..................     121,100       3,290,287
 Merck & Co., Inc.......................     631,300      35,087,654
 #*Mercury Interactive Corp.............      23,700         931,647
 Meredith Corp..........................      13,900         611,183
 Merrill Lynch & Co., Inc...............     260,600      11,283,980
 MetLife, Inc...........................     196,900       5,507,293
 #MGIC Investment Corp..................      28,300       1,528,766
 #*Micron Technology, Inc...............     170,900       1,934,588
 Microsoft Corp.........................   3,008,600      74,041,646
 #*Millipore Corp.......................      13,500         549,450
 #*Mirant Corp..........................     113,500         392,710
 #Molex, Inc............................      53,900       1,474,704
 Monsanto Co............................      73,500       1,473,675
 *Monster Worldwide, Inc................      31,200         619,632
 Moody's Corp...........................      42,500       2,216,375
 Morgan Stanley Dean Witter & Co........     304,500      13,930,875
 Motorola, Inc..........................     646,800       5,510,736
 #*Nabors Industries, Ltd...............      40,700       1,834,756
 National City Corp.....................     171,800       5,810,276
 #*National Semiconductor Corp..........      51,100       1,275,456
 *Navistar International Corp...........      19,200         591,744
 *NCR Corp..............................      27,400         686,918
 #*Network Appliance Corp...............      95,400       1,624,662
 New York Times Class A.................      42,500       2,035,750
 #Newell Rubbermaid, Inc................      75,100       2,140,350
 #Newmont Mining Corp...................     112,900       3,348,614
 #*Nextel Communications Corp.
   Class A..............................     288,800       4,329,112
 #Nicor, Inc............................      12,400         441,564
 Nike, Inc. Class B.....................      74,400       4,165,656
 NiSource, Inc..........................      69,900       1,370,739
 *Noble Corp............................      37,700       1,344,382
 Nordstrom, Inc.........................      38,100         710,565
 Norfolk Southern Corp..................     109,400       2,398,048
 North Fork Bancorporation, Inc.........      45,400       1,501,378
 Northern Trust Corp....................      62,100       2,369,736
 Northrop Grumman Corp..................      51,300       4,511,835
 *Novell, Inc...........................     103,500         344,655
 #*Novellus Systems, Inc................      42,000       1,455,300
 #Nucor Corp............................      21,900       1,043,316
 *Nvidia Corp...........................      44,300       1,159,331
 Occidental Petroleum Corp..............     106,300       3,586,562
 *Office Depot, Inc.....................      86,800       1,163,120
 Omnicom Group, Inc.....................      52,900       3,692,949
 *Oracle Systems Corp...................   1,481,500      19,274,315
 Paccar, Inc............................      32,500       2,153,775
 *Pactiv Corp...........................      44,600         871,930
 Pall Corp..............................      34,500         749,340
 *Parametric Technology Corp............      73,900         240,175
 Parker-Hannifin Corp...................      33,200       1,342,276
 Paychex, Inc...........................     105,800       3,229,016

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #Penney (J.C.) Co., Inc................      75,400  $    1,305,928
 Peoples Energy Corp....................      10,000         426,400
 *Peoplesoft, Inc.......................      88,000       1,439,680
 Pepsi Bottling Group, Inc..............      78,800       1,606,732
 Pepsico, Inc...........................     485,600      21,463,520
 PerkinElmer, Inc.......................      35,500         454,045
 Pfizer, Inc............................   2,241,400      69,528,228
 *PG&E Corp. (Holding Co.)..............     114,600       1,948,200
 #*Phelps Dodge Corp....................      25,000         911,250
 Pinnacle West Capital Corp.............      25,500         965,430
 Pitney Bowes, Inc......................      66,400       2,550,424
 Plum Creek Timber Co., Inc.............      51,900       1,370,160
 #*PMC Sierra, Inc......................      47,100         511,506
 PNC Financial Services Group, Inc......      79,900       3,935,075
 *Power-One, Inc........................      22,400         154,784
 PPG Industries, Inc....................      47,700       2,319,651
 PPL Corp...............................      46,300       1,872,372
 Praxair, Inc...........................      45,500       2,729,545
 Principal Financial Group, Inc.........      90,100       2,861,576
 Procter & Gamble Co....................     363,500      33,376,570
 #Progress Energy, Inc..................      66,600       3,133,530
 Progressive Corp.......................      61,200       4,406,400
 #*Providian Financial Corp.............      81,300         734,952
 #Prudential Financial, Inc.............     159,100       5,333,032
 Public Service Enterprise Group, Inc...      62,500       2,670,625
 Pulte Homes Inc........................      17,200       1,128,148
 #*Q Logic Corp.........................      26,400       1,322,376
 #Qualcomm, Inc.........................     221,800       7,448,044
 *Quest Diagnostics, Inc................      29,600       1,875,456
 *Quintiles Transnational Corp..........      33,100         468,365
 *Qwest Communications International,
   Inc..................................     476,700       2,140,383
 Radioshack Corp........................      47,400       1,142,340
 Raytheon Co............................     114,100       3,655,764
 *Reebok International, Ltd.............      16,800         532,560
 Regions Financial Corp.................      62,200       2,179,488
 RJ Reynolds Tobacco Holdings, Inc......      23,800         811,342
 #*Robert Half International, Inc.......      48,600         823,770
 #Rockwell Collins, Inc.................      50,400       1,158,192
 Rockwell International Corp............      52,200       1,234,530
 Rohm & Haas Co.........................      62,200       2,017,146
 *Rowan Companies, Inc..................      26,300         629,622
 Ryder System, Inc......................      17,600         467,456
 Sabre Holdings Corp....................      40,000         989,200
 Safeco Corp............................      38,900       1,405,846
 *Safeway, Inc..........................     124,000       2,336,160
 *Saint Jude Medical, Inc...............      49,900       2,799,390
 #Saint Paul Companies, Inc.............      63,700       2,330,146
 *Sanmina Corp..........................     143,300         819,676
 Sara Lee Corp..........................     220,100       4,010,222
 SBC Communications, Inc................     933,400      23,764,364
 #Schering-Plough Corp..................     412,400       7,608,780
 #Schlumberger, Ltd.....................     163,700       7,959,094
 #Schwab (Charles) Corp.................     377,700       3,663,690
 Scientific-Atlanta, Inc................      43,000         846,670
 #*Sealed Air Corp......................      23,600       1,035,804
 Sears, Roebuck & Co....................      88,900       2,665,222
 #Sempra Energy.........................      57,900       1,578,933
 Sherwin-Williams Co....................      42,100       1,152,698
 #*Siebel Systems, Inc..................     136,300       1,279,857
 Sigma-Aldrich Corp.....................      20,200       1,056,662
                                            SHARES        VALUE+
                                            ------        ------
 Simon Property Group, Inc..............      51,900  $    1,952,478
 #SLM Corp..............................      43,100       5,172,000
 Snap-On, Inc...........................      16,400         498,724
 #*Solectron Corp.......................     232,300         929,200
 Southern Co............................     200,600       6,314,888
 SouthTrust Corp........................      97,200       2,792,556
 Southwest Airlines Co..................     217,700       3,498,439
 #Sprint Corp...........................     251,500       3,410,340
 #*Sprint Corp. (PCS Group).............     280,900       1,252,814
 Stanley Works..........................      24,800         693,408
 *Staples, Inc..........................     133,100       2,580,809
 #*Starbucks Corp.......................     109,000       2,685,869
 Starwood Hotels and Resorts Worldwide,
   Inc..................................      56,200       1,628,676
 State Street Corp......................      93,400       3,578,154
 #Stryker Corp..........................      55,700       3,750,838
 *Sun Microsystems, Inc.................     898,200       3,889,206
 *Sungard Data Systems, Inc.............      79,600       1,830,800
 Sunoco, Inc............................      21,500         792,060
 Suntrust Banks, Inc....................      79,400       4,708,420
 Supervalu, Inc.........................      37,700         748,345
 #*Symantec Corp........................      41,500       1,876,630
 Symbol Technologies, Inc...............      64,800         868,320
 #Synovus Financial Corp................      85,600       1,953,392
 #Sysco Corp............................     183,700       5,683,678
 T. Rowe Price Group, Inc...............      34,300       1,259,496
 Target Corp............................     255,500       9,358,965
 #Teco Energy, Inc......................      49,400         638,742
 *Tektronix, Inc........................      24,400         514,352
 *Tellabs, Inc..........................     115,800         919,452
 #Temple-Inland, Inc....................      15,000         699,600
 *Tenet Healthcare Corp.................     133,200       2,223,108
 #*Teradyne, Inc........................      51,500         883,225
 Texas Instruments, Inc.................     486,700       9,977,350
 Textron, Inc...........................      38,200       1,331,270
 #The Goldman Sachs Group, Inc..........     132,700      10,815,050
 *Thermo-Electron Corp..................      46,000         970,600
 *Thomas & Betts Corp...................      16,400         252,232
 Tiffany & Co...........................      40,800       1,336,608
 TJX Companies, Inc.....................     147,700       2,688,140
 Torchmark Corp.........................      33,300       1,286,046
 #*Toys R Us, Inc.......................      59,700         694,908
 *Transocean, Inc.......................      89,800       2,098,626
 Travelers Property Casualty Corp.
   Series B.............................     282,900       4,574,493
 Tribune Co.............................      85,600       4,269,728
 Tupperware Corp........................      16,400         260,432
 #TXU Corp..............................      90,500       1,831,720
 #Tyco International, Ltd...............     561,200       9,933,240
 U.S. Bancorp...........................     538,600      12,764,820
 Union Pacific Corp.....................      71,300       4,348,587
 Union Planters Corp....................      55,700       1,790,198
 #*Unisys Corp..........................      91,800       1,036,422
 #United Parcel Service, Inc............     315,900      19,721,637
 United States Steel Corp...............      28,800         453,600
 #United Technologies Corp..............     132,300       9,029,475
 Unitedhealth Group, Inc................      85,500       8,202,870
 #*Univision Communications, Inc.
   Class A..............................      64,400       1,922,340
 Unocal Corp............................      72,600       2,184,534

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #UnumProvident Corp....................      80,700  $    1,041,030
 UST, Inc...............................      47,200       1,666,632
 #*Veritas Software Co..................     115,700       3,210,675
 #Verizon Communications, Inc...........     769,200      29,114,220
 #VF Corp...............................      30,600       1,164,942
 #*Viacom, Inc. Class B.................     495,100      22,536,952
 Visteon Corp...........................      36,200         222,630
 #Vulcan Materials Co...................      28,600       1,047,904
 Wachovia Corp..........................     382,500      15,368,850
 Walgreen Co............................     288,100       8,870,599
 Wal-Mart Stores, Inc...................   1,240,900      65,283,749
 Washington Mutual, Inc.................     266,200      10,855,636
 Waste Management, Inc..................     167,300       4,261,131
 #*Waters Corp..........................      36,300       1,029,468
 #*Watson Pharmaceuticals, Inc..........      30,100       1,114,302
 *Wellpoint Health Networks, Inc........      41,800       3,567,212
 Wells Fargo & Co.......................     475,700      22,976,310
 Wendy's International, Inc.............      32,500         978,575
 #Weyerhaeuser Co.......................      61,600       3,103,408
 #Whirlpool Corp........................      19,200       1,092,480
 Williams Companies, Inc................     145,200       1,148,532
 #Winn-Dixie Stores, Inc................      39,500         558,530
 Worthington Industries, Inc............      24,100         359,813
 Wrigley (Wm.) Jr. Co...................      63,300       3,576,450
 Wyeth..................................     372,700      16,342,895
 #XCEL Energy, Inc......................     112,000       1,723,680
 #*Xerox Corp...........................     206,600       2,258,138
 #*Xilinx, Inc..........................      94,800       2,831,676
 #XL Capital, Ltd.......................      38,200       3,325,310
 *Yahoo!, Inc...........................     166,200       4,961,070
 *Yum! Brands, Inc......................      83,200       2,326,272
 *Zimmer Holdings, Inc..................      54,900       2,462,814
 #Zions Bancorp.........................      25,500       1,301,010
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $2,266,201,574).................               2,500,608,788
                                                      --------------

                                             FACE
                                            AMOUNT
                                            ------
                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (16.5%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $76,437,000 FNMA
   Discount Notes 1.17%, 06/11/03,
   valued at $76,437,000) to be
   repurchased at $75,314,531
   (Cost $75,307,000)...................  $   75,307      75,307,000
 Repurchase agreements in a Pooled Cash
   Account, UBS Warburg, rates ranging
   from 1.15% to 1.24%, 06/02/03
   (Collateralized by $1,800,000,000
   U.S. Treasury Obligations, rates
   ranging from 1.875% to 12.50%,
   maturities ranging from 09/30/04 to
   05/15/30, valued at $418,199,000) to
   be repurchased at $423,764,918 (.)
   (Cost $418,199,000)..................     418,199     418,199,000
                                                      --------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $493,506,000)...................                 493,506,000
                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,759,707,574)++...............              $2,994,114,788{/\}
                                                      ==============

--------------------

  +  See Note B to Financial Statements
  #  Total or Partial Securities on Loan
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $2,898,947,488
{/\} Includes $409,786,195 of securities on loan. (See Note H)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         THE U.S. LARGE COMPANY SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

ASSETS:
Investment at Value (including $409,786 of
  securities on loan).............................  $2,994,115
Cash..............................................      4,717
Receivables:
  Dividends and Interest..........................      3,921
  Securities Lending Income.......................         20
  Fund Shares Sold................................        294
  Fund Margin Variation...........................      1,171
Prepaid Expenses and Other Assets.................         26
                                                    ---------
        Total Assets..............................  3,004,264
                                                    ---------

LIABILITIES:
Payables:
    Collateral on Securities Loaned...............    418,199
    Fund Shares Redeemed..........................     25,186
    Due to Advisor................................         52
Accrued Expenses and Other Liabilities............        175
                                                    ---------
    Total Liabilities.............................    443,612
                                                    ---------
NET ASSETS........................................  $2,560,652
                                                    =========
Investments at Cost...............................  $2,759,708
                                                    =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         THE U.S. LARGE COMPANY SERIES
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends.......................................  $ 22,235
  Interest........................................       288
  Income from Securities Lending..................       136
                                                    --------
        Total Investment Income...................    22,659
                                                    --------
EXPENSES
  Investment Advisory Services....................       307
  Accounting & Transfer Agent Fees................       184
  Custodian Fees..................................        49
  Legal Fees......................................        13
  Audit Fees......................................        18
  Shareholders' Reports...........................        32
  Trustees' Fees and Expenses.....................        30
  Other...........................................        59
                                                    --------
        Total Expenses............................       692
                                                    --------
    NET INVESTMENT INCOME (LOSS)..................    21,967
                                                    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................  (131,142)
  Net Realized Gain (Loss) on Futures.............       478
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities.........................   189,547
    Futures.......................................     1,207
                                                    --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........    60,090
                                                    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $ 82,057
                                                    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         THE U.S. LARGE COMPANY SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS      YEAR
                                             ENDED        ENDED
                                            MAY 31,     NOV. 30,
                                             2003         2002
                                          -----------  -----------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $   21,967   $   42,191
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................    (131,142)    (211,200)
  Net Realized Gain (Loss) on Futures...         478      (12,710)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities...............     189,547     (356,042)
    Futures.............................       1,207        5,220
                                          ----------   ----------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................      82,057     (532,541)
                                          ----------   ----------
Transactions in Interest:
    Contributions.......................     252,711      962,613
    Withdrawals.........................    (397,673)    (638,165)
                                          ----------   ----------
        Net Increase (Decrease) from
          Transactions in Interest......    (144,962)     324,448
                                          ----------   ----------
        Total Increase (Decrease).......     (62,905)    (208,093)
NET ASSETS
  Beginning of Period...................   2,623,557    2,831,650
                                          ----------   ----------
  End of Period.........................  $2,560,652   $2,623,557
                                          ==========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         THE U.S. LARGE COMPANY SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....         N/A          N/A          N/A          N/A          N/A          N/A
                           ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............          --           --           --           --           --           --
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......          --           --           --           --           --           --
                           ----------   ----------   ----------   ----------   ----------   ----------
Total from Investment
  Operations.............          --           --           --           --           --           --
                           ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Net Investment
    Income...............          --           --           --           --           --           --
  Net Realized Gains.....          --           --           --           --           --           --
                           ----------   ----------   ----------   ----------   ----------   ----------
Total Distributions......          --           --           --           --           --           --
                           ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of
  Period.................         N/A          N/A          N/A          N/A          N/A          N/A
                           ==========   ==========   ==========   ==========   ==========   ==========
Total Return.............        3.87%#     (16.59)%     (12.30)%      (4.25)%      20.86%       23.62%

Net Assets, End of Period
  (thousands)............  $2,560,652   $2,623,557   $2,831,650   $3,138,812   $2,775,062   $1,557,174
Ratio of Expenses to
  Average Net Assets.....        0.06%*       0.05%        0.05%        0.06%        0.06%        0.06%
Ratio of Net Investment
  Income to Average Net
  Assets.................        1.80%*       1.53%        1.26%        1.12%        1.27%        1.47%
Portfolio Turnover
  Rate...................           7%*         11%           8%           8%           4%           9%

--------------

*    Annualized
#    Non-annualized
N/A Not applicable as The U.S. Large Company Series is organized as a partnership and does not have a unitized value.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which The U.S. Large Company Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no such reported sale price or NOCP of the day, the Series values securities at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) are included in Trustees' Fees and Expenses. At
May 31, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $28,714.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2003.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

Purchases.........................................    $ 88,217
Sales.............................................     193,127

    There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2003.

E. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses have been deemed to have been "passed through" to its Feeder Fund.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................  $533,867
Gross Unrealized Depreciation.....................  (438,700)
                                                    --------
    Net...........................................  $ 95,167
                                                    ========

F. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    FUTURES CONTRACTS: During the six months ended May 31, 2003, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash with a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At May 31, 2003, the Series had outstanding 251 long futures contracts on the S&P 500 Index, all of which expire on June 20, 2003. The value of such contracts on May 31, 2003 was $60,477,075, which resulted in an unrealized gain of $6,460,576.

    Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

G. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2003.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2003.

H. SECURITIES LENDING:

    As of May 31, 2003, some of the Series portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2003
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO II
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                     PAGE
                                                    -------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...........        1
    Statement of Operations.......................        2
    Statements of Changes in Net Assets...........        3
    Financial Highlights..........................        4
    Notes to Financial Statements.................        5

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE
  CAP VALUE SERIES
    Schedule of Investments.......................        7
    Statement of Assets and Liabilities...........        9
    Statement of Operations.......................       10
    Statements of Changes in Net Assets...........       11
    Financial Highlights..........................       12
    Notes to Financial Statements.................       13

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO II
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company (5,590,535
  Shares, Cost $75,741)++ at Value+...............  $  75,975
Receivable for Investment Securities Sold.........          3
Prepaid Expenses and Other Assets.................         12
                                                    ---------
    Total Assets..................................     75,990
                                                    ---------

LIABILITIES:
Payables:
  Fund Shares Redeemed............................          3
  Due to Advisor..................................          1
Accrued Expenses and Other Liabilities............          5
                                                    ---------
    Total Liabilities.............................          9
                                                    ---------
NET ASSETS........................................  $  75,981
                                                    =========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)........................  5,726,019
                                                    =========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $   13.27
                                                    =========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  83,460
Accumulated Net Investment Income (Loss)..........        153
Accumulated Net Realized Gain (Loss)..............     (7,866)
Unrealized Appreciation (Depreciation) from
  Investment Securities...........................        234
                                                    ---------
    Total Net Assets..............................  $  75,981
                                                    =========

--------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $82,398.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO II
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................  $  367
                                                    ------
EXPENSES
  Administrative Services.........................       3
  Accounting & Transfer Agent Fees................       2
  Legal Fees......................................       2
  Audit Fees......................................       1
  Filing Fees.....................................       7
  Shareholders' Reports...........................      12
                                                    ------
        Total Expenses............................      27
                                                    ------
  NET INVESTMENT INCOME (LOSS)....................     340
                                                    ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................  (1,625)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................   4,818
                                                    ------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........   3,193
                                                    ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $3,533
                                                    ======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO II
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS     YEAR
                                             ENDED       ENDED
                                            MAY 31,    NOV. 30,
                                             2003        2002
                                          -----------  ---------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........    $   340    $    939
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (1,625)     (3,259)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................      4,818      (6,889)
                                            -------    --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................      3,533      (9,209)
                                            -------    --------
Distributions From:
  Net Investment Income.................     (1,007)       (881)
  Net Long-Term Gains...................         --      (3,290)
                                            -------    --------
        Total Distributions.............     (1,007)     (4,171)
                                            -------    --------
Capital Share Transactions (1):
  Shares Issued.........................      9,599      35,439
  Shares Issued in Lieu of Cash
    Distributions.......................      1,007       4,171
  Shares Redeemed.......................     (6,999)    (19,342)
                                            -------    --------
        Net Increase (Decrease) from
          Capital Share Transactions....      3,607      20,268
                                            -------    --------
        Total Increase (Decrease).......      6,133       6,888
NET ASSETS
  Beginning of Period...................     69,848      62,960
                                            -------    --------
  End of Period.........................    $75,981    $ 69,848
                                            =======    ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................        787       2,443
    Shares Issued in Lieu of Cash
      Distributions.....................         81         299
    Shares Redeemed.....................       (589)     (1,478)
                                            -------    --------
                                                279       1,264
                                            =======    ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO II
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....    $ 12.82      $ 15.05      $ 16.66      $ 19.15      $ 19.82      $ 18.72
                             -------      -------      -------      -------      -------      -------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.06         0.18         0.23         0.32         0.34         0.32
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       0.58        (1.42)        1.31         0.07         0.46         1.74
                             -------      -------      -------      -------      -------      -------
  Total from Investment
    Operations...........       0.64        (1.24)        1.54         0.39         0.80         2.06
                             -------      -------      -------      -------      -------      -------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.19)       (0.21)       (0.32)       (0.34)       (0.33)       (0.25)
  Net Realized Gains.....         --        (0.78)       (2.83)       (2.54)       (1.14)       (0.71)
                             -------      -------      -------      -------      -------      -------
  Total Distributions....      (0.19)       (0.99)       (3.15)       (2.88)       (1.47)       (0.96)
                             -------      -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................    $ 13.27      $ 12.82      $ 15.05      $ 16.66      $ 19.15      $ 19.82
                             =======      =======      =======      =======      =======      =======
Total Return.............       5.06%#      (8.76%)      10.74%        2.78%        4.42%       11.69%

Net Assets, End of Period
  (thousands)............    $75,981      $69,848      $62,960      $33,364      $37,540      $45,135
Ratio of Expenses to
  Average Net
  Assets (1).............       0.23%*       0.26%        0.36%        0.40%        0.37%        0.39%
Ratio of Net Investment
  Income to Average Net
  Assets.................       1.03%*       1.30%        1.61%        1.88%        1.58%        1.44%
Portfolio Turnover
  Rate...................        N/A          N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................          6%*          9%           6%          26%          43%          25%

--------------

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which U.S. Large Cap Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At May 31, 2003, the Portfolio owned 4% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Directors is included in Accrued Expense and Other Liabilities in the amount of $759.

    3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. The Portfolio's administrative fees are accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its Series to not more than 0.75% of average daily net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.75% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At
May 31, 2003, there are no previously waived fees subject to future reimbursement to the Advisor.

    In addition, until May 1, 2002, pursuant to an agreement with a Shareholder Service Agent, the Portfolio paid to such agent a fee at the effective annual rate of 0.10 of 1% of its average daily net assets for services provided to shareholders. Effective May 1, 2002, this fee is no longer charged to the Portfolio.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $   234
Gross Unrealized Depreciation...............................   (6,657)
                                                              -------
  Net.......................................................  $(6,423)
                                                              =======

    For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2002, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $1,158,000 which expires on November 30, 2010.

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2003.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings under the line of credit by the Portfolio with the international custodian bank during the six months ended May 31, 2003.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (86.2%)
 *3COM Corp.............................    420,700  $    2,061,430
 A. G. Edwards, Inc.....................     17,500         575,750
 *Advanced Micro Devices, Inc...........    431,200       3,139,136
 #Aetna, Inc............................    539,626      30,985,325
 *Agere Systems, Inc. Class A...........      8,652          21,111
 *Agere Systems, Inc. Class B...........    212,364         496,932
 *Agilent Technologies, Inc.............    124,200       2,251,746
 Albemarle Corp.........................    102,100       2,733,217
 #Albertson's, Inc......................     76,900       1,604,903
 *Allegheny Corp........................     17,583       3,116,587
 Alliant Energy Corp....................    212,900       4,253,742
 #*Allied Waste Industries, Inc.........     83,700         826,956
 Allstate Corp..........................    923,700      33,243,963
 Ambac Financial Group, Inc.............     23,200       1,547,672
 Amerada Hess Corp......................     96,400       4,723,600
 #American Financial Group, Inc.........    177,400       3,922,314
 American National Insurance Co.........     46,700       3,999,388
 *American Tower Corp...................     12,200         109,312
 AmerUs Group Co........................     45,600       1,227,096
 Anadarko Petroleum Corp................    294,500      14,512,960
 *AOL Time Warner, Inc..................  3,553,800      54,088,836
 Apache Corp............................     64,995       4,284,470
 #*Apple Computer, Inc..................    195,700       3,516,729
 *Applied Micro Circuits Corp...........    166,300         834,826
 Archer-Daniels Midland Co..............  2,375,260      28,431,862
 *Arrow Electronics, Inc................    308,200       5,248,646
 Ashland, Inc...........................    297,600       9,660,096
 #Astoria Financial Corp................     25,200         666,540
 AT&T Corp..............................    529,180      10,313,718
 *AT&T Wireless Services, Inc...........  3,347,537      26,010,363
 *AutoNation, Inc.......................  2,057,600      28,641,792
 *Avnet, Inc............................     79,600       1,082,560
 AVX Corp...............................     29,100         350,655
 Bank of Hawaii Corp....................    337,800      11,795,976
 Bausch & Lomb, Inc.....................     11,800         447,810
 Bear Stearns Companies, Inc............    373,770      28,881,208
 Belo Corp. Class A.....................    324,200       7,586,280
 *Big Lots, Inc.........................    253,500       3,450,135
 Blockbuster, Inc. Class A..............     23,300         393,770
 Boise Cascade Corp.....................    213,400       5,243,238
 *Borders Group, Inc....................     22,700         373,415
 Borg-Warner, Inc.......................    100,800       5,858,496
 #Bowater, Inc..........................    168,400       6,599,596
 #*Broadcom Corp........................     85,200       2,085,696
 Brunswick Corp.........................    297,600       6,532,320
 Burlington Northern Santa Fe Corp......  1,283,000      37,861,330
 *CarMax, Inc...........................     18,581         432,008
 #*Cendant Corp.........................    311,800       5,238,240
 Centex Corp............................    229,000      17,777,270
 #*Charter Communications, Inc..........     83,700         251,100
 #*CheckFree Corp.......................     56,200       1,375,776
 Chubb Corp.............................     46,300       2,964,589
 *CIENA Corp............................    164,600         946,450
 #Cincinnati Financial Corp.............    551,580      20,474,650
 Circuit City Stores, Inc...............    199,500       1,434,405
 Clayton Homes, Inc.....................     18,300         228,567
 *Clear Channel Communications, Inc.....    585,500      23,829,850
 *CNA Financial Corp....................    635,600      15,432,368
 Coca-Cola Enterprises, Inc.............  1,785,400      33,476,250
 *Comcast Corp. Class A.................    855,948      25,772,594
 *Comcast Corp. Special Class A Non-
   Voting...............................    927,100      26,719,022
 Commerce Group, Inc....................     93,100       3,481,940
 Commercial Federal Corp................     98,900       2,222,283
                                           SHARES        VALUE+
                                           ------        ------
 Computer Associates International,
   Inc..................................    143,800  $    3,116,146
 *Compuware Corp........................     35,800         217,306
 *Comverse Technology, Inc..............    111,500       1,695,915
 ConocoPhilips..........................    220,400      11,894,988
 #*Corning, Inc.........................    998,300       7,297,573
 Countrywide Financial Corp.............    410,000      30,196,500
 #*Cox Communications, Inc..............    566,100      17,537,778
 *Crown Castle International Corp.......     78,800         656,404
 #CSX Corp..............................    577,800      18,922,950
 #Cummins, Inc..........................    143,100       4,905,468
 Curtiss-Wright Corp-Cl B W/I...........     13,565         784,735
 Dana Corp..............................    510,700       4,550,337
 #Delta Air Lines, Inc..................    402,500       5,377,400
 Diamond Offshore Drilling, Inc.........     88,500       2,012,490
 Dillards, Inc. Class A.................    348,900       4,661,304
 #Disney (Walt) Co......................    906,600      17,814,690
 #*E Trade Group, Inc...................    356,300       2,725,695
 Eastman Chemical Co....................     83,200       2,719,808
 #Electronic Data Systems Corp..........    436,400       8,793,460
 *Extended Stay America, Inc............    346,900       4,266,870
 *Fairchild Semiconductor Corp.
   Class A..............................     41,300         577,374
 *Federated Department Stores, Inc......    618,200      20,091,500
 #First American Financial Corp.........     64,300       1,741,244
 First Citizens Bancshares, Inc.........     10,300       1,042,051
 FleetBoston Financial Corp.............    331,300       9,796,541
 Florida East Coast Industries Inc.
   Class B..............................      7,739         219,323
 Florida East Coast Industries, Inc.....     60,400       1,732,272
 Foot Locker, Inc.......................    175,000       2,353,750
 #Ford Motor Co.........................  2,473,700      25,973,850
 *Gateway, Inc..........................     72,600         242,484
 #GATX Corp.............................    140,300       2,383,697
 #General Motors Corp...................    911,900      32,217,427
 *General Motors Corp. Class H..........    826,438      10,082,544
 Georgia-Pacific Corp...................    364,900       6,312,770
 #Goodyear Tire & Rubber Co.............    493,200       3,215,664
 #Harris Corp...........................    151,400       4,585,906
 Hartford Financial Services Group,
   Inc..................................    219,100      10,218,824
 *Hearst-Argyle Television, Inc.........    238,600       5,929,210
 Helmerich & Payne, Inc.................    146,800       4,533,184
 Hibernia Corp..........................    274,500       5,300,595
 Hollinger International, Inc.
   Class A..............................    268,700       2,974,509
 #Horton (D.R.), Inc....................    598,615      15,737,588
 *Human Genome Sciences, Inc............     23,900         350,135
 #*Humana, Inc..........................    618,900       8,039,511
 Ikon Office Solutions, Inc.............      7,300          64,094
 #IMC Global, Inc.......................    438,300       3,830,742
 Independence Community Bank Corp.......     12,500         353,750
 #*Ingram Micro, Inc....................    269,200       2,966,584
 #International Paper Co................  1,215,775      44,582,469
 #*Invitrogen Corp......................     50,100       1,954,902
 #*JDS Uniphase Corp....................  1,095,700       4,240,359
 John Hancock Financial Services,
   Inc..................................    122,300       3,699,575
 JP Morgan Chase & Co...................  2,244,400      73,750,984
 Kerr-McGee Corp........................     93,500       4,448,730
 KeyCorp................................    941,600      24,858,240
 LaFarge North America, Inc.............    257,500       8,106,100
 *Lear Corp.............................    110,900       4,411,602
 #*Level 3 Communications, Inc..........    195,500       1,390,005
 *Liberty Media Corp....................  3,119,600      36,499,320
 Lincoln National Corp..................    309,400      10,767,120

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Loews Corp.............................    636,800  $   30,630,080
 *LSI Logic Corp........................    404,400       2,588,160
 Lubrizol Corp..........................    182,000       5,805,800
 #*Lucent Technologies, Inc.............  1,193,800       2,638,298
 #Lyondell Chemical Co..................    447,200       6,439,680
 *Mandalay Resort Group.................    295,000       8,894,250
 *Manor Care, Inc.......................     44,600       1,056,574
 Marathon Oil Corp......................    911,450      23,451,609
 *Maxtor Corp...........................      1,400          10,528
 May Department Stores Co...............     63,100       1,368,639
 MBIA, Inc..............................    200,850      10,052,543
 MeadWestavco Corp......................    758,431      18,991,112
 #Merrill Lynch & Co., Inc..............     53,600       2,320,880
 MetLife, Inc...........................    935,500      26,165,935
 *Metro-Goldwyn-Mayer, Inc..............    166,500       2,077,920
 #MGIC Investment Corp..................     46,900       2,533,538
 *MGM Grand, Inc........................    186,500       5,268,625
 #*Micron Technology, Inc...............    466,000       5,275,120
 Mony Group, Inc........................     51,200       1,362,432
 Nationwide Financial Services, Inc.....     59,800       1,929,148
 *NCR Corp..............................     12,300         308,361
 Norfolk Southern Corp..................  1,537,600      33,704,192
 Northrop Grumman Corp..................    292,071      25,687,645
 *Novell, Inc...........................     74,600         248,418
 Nucor Corp.............................     15,000         714,600
 Occidental Petroleum Corp..............    650,800      21,957,992
 Old Republic International Corp........    334,275      11,479,004
 Omnicare, Inc..........................    360,300       9,782,145
 *Owens-Illinois, Inc...................     92,500       1,059,125
 *Pactiv Corp...........................    613,100      11,986,105
 #*PanAmSat Corp........................    159,000       2,990,790
 #*Park Place Entertainment Corp........    802,900       6,118,098
 Peabody Energy Corp....................     14,600         479,610
 #Penney (J.C.) Co., Inc................  1,120,000      19,398,400
 PepsiAmericas, Inc.....................     95,500       1,241,500
 #*Phelps Dodge Corp....................    287,085      10,464,248
 #PMI Group, Inc........................     55,500       1,701,630
 #*Pride International, Inc.............    142,500       2,711,775
 Protective Life Corp...................     73,500       2,027,130
 #*Providian Financial Corp.............    296,600       2,681,264
 Pulitzer, Inc..........................      1,700          85,476
 Pulte Homes Inc........................    124,200       8,146,278
 Questar Corp...........................    271,400       8,760,792
 *Quintiles Transnational Corp..........     21,500         304,225
 *Qwest Communications International,
   Inc..................................  1,858,000       8,342,420
 Radian Group, Inc......................    105,200       4,236,404
 *Radio One, Inc........................      5,000          83,795
 Rayonier, Inc..........................     83,000       4,285,290
 Raytheon Co............................  1,084,000      34,731,360
 Reinsurance Group of America, Inc......      4,200         129,696
 #*Rite Aid Corp........................    969,800       3,568,864
 RJ Reynolds Tobacco Holdings, Inc......    251,326       8,567,703
 Ryder System, Inc......................    275,400       7,314,624
 Safeco Corp............................    486,400      17,578,496
 Saint Paul Companies, Inc..............    695,326      25,435,025
 *Saks, Inc.............................    743,200       6,971,216
 *Sanmina Corp..........................    581,300       3,325,036
 Scientific-Atlanta, Inc................     20,800         409,552
 Sears, Roebuck & Co....................    338,000      10,133,240
 *Smithfield Foods, Inc.................     50,400       1,057,896
 *Smurfit-Stone Container Corp..........    321,326       4,762,051
 #*Solectron Corp.......................    892,600       3,570,400
 Sovereign Bancorp, Inc.................    781,020      12,746,246
 Sprint Corp............................  1,009,800      13,692,888
 StanCorp Financial Group, Inc..........     20,000       1,081,000
 Starwood Hotels and Resorts Worldwide,
   Inc..................................    573,500      16,620,030
 Steelcase, Inc. Class A................     47,400         491,064
 *Sun Microsystems, Inc.................  2,143,700       9,282,221
 Sunoco, Inc............................    298,800      11,007,792
 Supervalu, Inc.........................    565,200      11,219,220
 #*Tech Data Corp.......................     17,200         427,936
                                           SHARES        VALUE+
                                           ------        ------
 Telephone & Data Systems, Inc..........     37,300  $    1,818,375
 *Tellabs, Inc..........................    331,800       2,634,492
 #Temple-Inland, Inc....................    131,300       6,123,832
 Textron, Inc...........................    123,000       4,286,550
 *Thomas & Betts Corp...................     46,900         721,322
 #Tidewater, Inc........................    100,900       3,331,718
 #*Toys R Us, Inc.......................    819,300       9,536,652
 *Triad Hospitals, Inc..................     30,600         791,622
 Tyson Foods, Inc. Class A..............    912,556       8,669,282
 Union Pacific Corp.....................    824,200      50,267,958
 Unionbancal Corp.......................     86,600       3,658,850
 #*Unisys Corp..........................    124,900       1,410,121
 *United States Cellular Corp...........     48,600       1,275,750
 United States Steel Corp...............    326,200       5,137,650
 Unitrin, Inc...........................    223,800       5,859,084
 #UnumProvident Corp....................    838,989      10,822,958
 #*USA Networks, Inc....................    176,200       6,774,890
 Valero Energy Corp.....................    124,300       4,661,250
 Valhi, Inc.............................    158,500       1,496,240
 #*VeriSign, Inc........................    166,300       2,491,174
 *Viacom, Inc. Class B..................  1,457,700      66,354,504
 #*Vishay Intertechnology, Inc..........    227,616       3,286,775
 Visteon Corp...........................     48,000         295,200
 *Vitesse Semiconductor, Inc............      2,800          14,056
 #*Watson Pharmaceuticals, Inc..........     15,200         562,704
 #*WebMD Corp...........................     26,000         258,440
 Weis Markets, Inc......................     20,800         663,520
 Wesco Financial Corp...................     13,540       4,102,620
 #Weyerhaeuser Co.......................    279,800      14,096,324
 Worthington Industries, Inc............    133,200       1,988,676
 #*Xerox Corp...........................     75,000         819,750
 York International Corp................    137,800       3,567,642
                                                     --------------
TOTAL COMMON STOCKS
  (Cost $1,863,384,483).................              1,931,126,331
                                                     --------------
                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (13.8%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $31,189,000 FNMA
   Discount Notes 1.14%, 01/09/04,
   valued at $30,994,069) to be
   repurchased at $30,539,054
   (Cost $30,536,000)...................  $  30,536      30,536,000
 Repurchase agreements in a Pooled Cash
   Account, UBS Warburg, rates ranging
   from 1.15% to 1.24%, 06/02/03
   (Collateralized by $1,800,000,000
   U.S. Treasury Obligations, rates
   ranging from 1.875% to 12.50%,
   maturities ranging from 09/30/04 to
   05/15/30, valued at $278,991,005) to
   be repurchased at $279,545,047 (.)
   (Cost $278,991,005)..................    278,991     278,991,005
                                                     --------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $309,527,005)...................                309,527,005
                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,172,911,488)++...............             $2,240,653,336{/\}
                                                     ==============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $2,172,911,616
{/\} Includes $270,323,701 of securities on loan. (See Note G)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                        THE U.S. LARGE CAP VALUE SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value (including $270,324 of
  securities on loan).............................  $ 2,240,653
Cash..............................................            1
Receivables:
  Investment Securities Sold......................           42
  Dividends and Interest..........................        3,564
  Securities Lending Income.......................           13
  Fund Shares Sold................................          323
Prepaid Expenses and Other Assets.................           19
                                                    -----------
    Total Assets..................................    2,244,615
                                                    -----------

LIABILITIES:
Payables:
  Collateral on Securities Loaned.................      278,991
  Fund Shares Redeemed............................       18,026
  Due to Advisor..................................          156
Accrued Expenses and Other Liabilities............          113
                                                    -----------
    Total Liabilities.............................      297,286
                                                    -----------
NET ASSETS........................................  $ 1,947,329
                                                    ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized).........  143,241,671
                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $     13.59
                                                    ===========
Investments at Cost...............................  $ 2,172,911
                                                    ===========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $ 1,959,048
Accumulated Net Investment Income (Loss)..........        6,667
Accumulated Net Realized Gain (Loss)..............      (86,128)
Unrealized Appreciation (Depreciation) of
  Investment Securities...........................       67,742
                                                    -----------
    Total Net Assets..............................  $ 1,947,329
                                                    ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                        THE U.S. LARGE CAP VALUE SERIES
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends....................................... $  15,215
  Interest........................................       142
  Income from Securities Lending..................        79
                                                   ---------
        Total Investment Income...................    15,436
                                                   ---------
EXPENSES
  Investment Advisory Services....................       849
  Accounting & Transfer Agent Fees................       320
  Custodian Fees..................................        81
  Legal Fees......................................         7
  Audit Fees......................................        12
  Shareholders' Reports...........................         4
  Trustees' Fees and Expenses.....................        12
  Other...........................................        16
                                                   ---------
        Total Expenses............................     1,301
                                                   ---------
  NET INVESTMENT INCOME (LOSS)....................    14,135
                                                   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................   (53,631)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................   140,620
                                                   ---------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........    86,989
                                                   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................. $ 101,124
                                                   =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                        THE U.S. LARGE CAP VALUE SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS
                                             ENDED     YEAR ENDED
                                            MAY 31,     NOV. 30,
                                             2003         2002
                                          -----------  ----------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $   14,135   $   24,626
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (53,631)     (21,142)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................     140,620     (154,346)
                                          ----------   ----------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................     101,124     (150,862)
                                          ----------   ----------
Distributions From:
  Net Investment Income.................      (9,253)     (23,538)
                                          ----------   ----------
        Total Distributions.............      (9,253)     (23,538)
                                          ----------   ----------
Capital Share Transactions (1):
  Shares Issued.........................     206,376      472,038
  Shares Issued in Lieu of Cash
    Distributions.......................       8,926       22,203
  Shares Redeemed.......................     (97,653)    (219,115)
                                          ----------   ----------
        Net Increase (Decrease) from
          Capital Share Transactions....     117,649      275,126
                                          ----------   ----------
        Total Increase (Decrease).......     209,520      100,726
NET ASSETS
    Beginning of Period.................   1,737,809    1,637,083
                                          ----------   ----------
    End of Period.......................  $1,947,329   $1,737,809
                                          ==========   ==========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      16,693       34,223
    Shares Issued in Lieu of Cash
      Distributions.....................         752        1,587
    Shares Redeemed.....................      (7,781)     (15,622)
                                          ----------   ----------
                                               9,664       20,188
                                          ==========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                        THE U.S. LARGE CAP VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....  $    13.01   $    14.44   $    14.71   $    17.79   $    18.79   $    18.09
                           ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............        0.10         0.20         0.25         0.33         0.34         0.31
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......        0.55        (1.43)        1.25         0.04         0.46         1.71
                           ----------   ----------   ----------   ----------   ----------   ----------
  Total from Investment
    Operations...........        0.65        (1.23)        1.50         0.37         0.80         2.02
                           ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Net Investment
    Income...............       (0.07)       (0.20)       (0.27)       (0.32)        0.34        (0.32)
  Net Realized Gains.....          --           --        (1.50)       (3.13)        1.46        (1.00)
                           ----------   ----------   ----------   ----------   ----------   ----------
  Total Distributions....       (0.07)       (0.20)       (1.77)       (3.45)        1.80        (1.32)
                           ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of
  Period.................  $    13.59   $    13.01   $    14.44   $    14.71   $    17.79   $    18.79
                           ==========   ==========   ==========   ==========   ==========   ==========
Total Return.............        5.07%#       8.64%       10.97%        3.06%        4.64%       11.93%

Net Assets, End of Period
  (thousands)............  $1,947,329   $1,737,809   $1,637,083   $1,735,343   $1,788,082   $1,755,907
Ratio of Expenses to
  Average Net Assets.....        0.15%*       0.15%        0.15%        0.16%        0.16%        0.16%
Ratio of Net Investment
  Income to Average Net
  Assets.................        1.67%*       1.49%        1.66%        2.20%        1.80%        1.67%
Portfolio Turnover
  Rate...................           6%*          9%           6%          26%          43%          25%

--------------

*    Annualized
#    Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP of the day, the Series values the securities at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $19,189.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2003.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

Purchases...................................................      $177,099
Sales.......................................................        47,251

    There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2003.

E. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Series intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 306,937
Gross Unrealized Depreciation...............................       (239,195)
                                                                  ---------
  Net.......................................................      $  67,742
                                                                  =========

    For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2002, the Series had a capital loss carryforward for federal income tax purposes of approximately $32,327,000 of which $11,185,000 and $21,142,000 will expire on November 30, 2009, and November 30, 2010 respectively.

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit.

There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the line of credit may be terminated at any time. Borrowings under the line of credit by the Series during the six months ended May 31, 2003 were as follows:

      WEIGHTED                WEIGHTED          NUMBER OF        INTEREST       MAXIMUM AMOUNT
       AVERAGE                AVERAGE             DAYS           EXPENSE        BORROWED DURING
    INTEREST RATE           LOAN BALANCE       OUTSTANDING       INCURRED         THE PERIOD
---------------------       ------------       -----------       --------       ---------------
        2.02%                $5,536,333             6             $1,862          $13,572,000

    There were no outstanding borrowings by the Series under the line of credit at May 31, 2003.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2003.

G. SECURITIES LENDING:

    As of May 31, 2003, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                   AAM/DFA U.S. High Book to Market Portfolio
                    AAM/DFA Two-Year Fixed Income Portfolio
                     AAM/DFA Two-Year Government Portfolio

                      DFA INVESTMENT DIMENSIONS GROUP INC.
              AAM/DFA International High Book to Market Portfolio

                               Semi-Annual Report

                         Six Months Ended May 31, 2003
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...............................         1
    Statements of Net Assets..........................................         2
    Statements of Operations..........................................         4
    Statements of Changes in Net Assets...............................         5
    Financial Highlights..............................................         6
    Notes to Financial Statements.....................................         9

DFA INVESTMENT DIMENSIONS GROUP INC.
    Statement of Assets and Liabilities...............................        12
    Statement of Operations...........................................        13
    Statements of Changes in Net Assets...............................        14
    Financial Highlights..............................................        15
    Notes to Financial Statements.....................................        16

THE DFA INVESTMENT TRUST COMPANY
    Schedules of Investments..........................................        18
    Statements of Assets and Liabilities..............................        26
    Statements of Operations..........................................        27
    Statements of Changes in Net Assets...............................        28
    Financial Highlights..............................................        29
    Notes to Financial Statements.....................................        31

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.
                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company (4,977,427
  Shares, Cost $65,172)++ at Value+...............  $  67,643
Receivable for Investment Securities Sold.........        187
Prepaid Expenses and Other Assets.................          1
                                                    ---------
    Total Assets..................................     67,831
                                                    ---------

LIABILITIES:
Payables:
  Fund Shares Redeemed............................        187
  Payable to Advisor..............................          1
Accrued Expenses and Other Liabilities............         31
                                                    ---------
    Total Liabilities.............................        219
                                                    ---------
NET ASSETS........................................  $  67,612
                                                    =========

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 200,000,000)........................  7,520,786
                                                    =========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $    8.99
                                                    =========

--------------

  +  See Note B to Financial Statements
 ++  The cost for federal income tax purposes is $75,914

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                    AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 2003

                                  (UNAUDITED)

                                            FACE
                                           AMOUNT       VALUE+
                                           ------       ------
                                           (000)
AGENCY OBLIGATIONS -- (66.3%)
Federal Home Loan Bank
    4.125%, 01/14/05....................  $ 1,800     $ 1,880,820
    1.625%, 04/15/05....................   10,000      10,040,630
    4.125%, 05/13/05....................    7,000       7,362,341
    7.250%, 05/13/05....................    5,000       5,568,095
Federal Home Loan Mortgage Corporation
    1.875%, 01/15/05....................    9,000       9,075,834
    6.875%, 01/15/05....................    5,700       6,202,974
    1.750%, 05/15/05....................    2,500       2,515,880
Federal National Mortgage Association
    7.125%, 02/15/05....................    4,000       4,389,140
    3.875%, 03/15/05....................    3,000       3,135,564
                                                      -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $49,882,949)....................               50,171,278
                                                      -----------
BONDS -- (29.0%)
Bayerische Landesbank NY
    4.125%, 01/14/05....................    2,000       2,079,652
BP Capital Markets P.L.C.
    4.000%, 04/29/05....................    2,000       2,093,300
Canada Mortgage and Housing Corp.
    7.200%, 02/01/05....................    2,000       2,194,834
European Investment Bank Corporate Bonds
    4.000%, 03/15/05....................    2,000       2,094,168
General Electric Capital Corp.
    4.250%, 01/28/05....................    2,000       2,093,170
International Finance Corp.
    7.125%, 04/06/05....................    2,000       2,202,636
KFW International Finance, Inc.
    4.250%, 04/18/05....................    2,000       2,101,344
Merck & Co., Inc.
    4.125%, 01/18/05....................    2,000       2,079,224
Oesterreich Kontrollbank Corporate Bonds
    3.625%, 10/18/04....................    2,400       2,475,787
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    3.500%, 10/22/04....................    2,400       2,474,175
                                                      -----------
TOTAL BONDS
  (Cost $21,779,531)....................               21,888,290
                                                      -----------
                                            FACE
                                           AMOUNT       VALUE+
                                           ------       ------
                                           (000)
COMMERCIAL PAPER -- (2.8%)
Barton Capital Corp.
    1.250%, 06/17/03....................  $   600     $   599,687
Compass Securitization LLC
    1.250%, 06/18/03....................      500         499,724
    1.270%, 06/23/03....................    1,000         999,277
                                                      -----------
TOTAL COMMERCIAL PAPER
  (Cost $2,098,595).....................                2,098,688
                                                      -----------
TEMPORARY CASH INVESTMENTS -- (1.1%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $815,000 FNMA
   Discount Notes 1.17%, 08/06/03,
   valued at $812,963) to be repurchased
   at $790,079
   (Cost $790,000)......................      790         790,000
                                                      -----------
TOTAL INVESTMENTS -- (99.2%) (Cost
  $74,551,075)++........................               74,948,256
                                                      -----------
OTHER ASSETS AND LIABILITIES -- (0.8%)
Interest Receivable.....................                  632,582
Payable to Advisor......................                   (9,447)
Other Liabilities in Excess of Other
  Assets................................                  (55,549)
                                                      -----------
                                                          567,586
                                                      -----------
NET ASSETS -- (100.0%) Applicable to
7,365,922 Outstanding $.01 Par Value
Shares (200,000,000 Shares
Authorized).............................              $75,515,842
                                                      ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE.........................              $     10.25
                                                      ===========

--------------------

  +  See Note B to Financial Statements
 ++  The cost for federal income tax purposes is $74,551,075

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 2003

                                  (UNAUDITED)

                                             FACE
                                            AMOUNT          VALUE+
                                            ------          ------
                                            (000)
AGENCY OBLIGATIONS -- (98.5%)
Federal Farm Credit Bank
    3.875%, 12/15/04....................   $ 5,500        $ 5,712,085
    3.875%, 02/01/05....................     9,000          9,371,133
    1.700%, 02/28/05....................     7,000          7,038,850
    4.375%, 04/15/05....................    22,000         23,239,590
Federal Home Loan Bank
    2.125%, 12/15/04....................     5,500          5,566,226
    3.875%, 12/15/04....................    10,000         10,388,720
    4.125%, 01/14/05....................     2,000          2,089,800
    1.625%, 04/15/05....................     1,000          1,004,063
Student Loan Marketing Association
    2.000%, 03/15/05....................    18,000         18,194,634
                                                          -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $81,992,732)....................                   82,605,101
                                                          -----------
TEMPORARY CASH INVESTMENTS -- (0.9%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $762,000 FNMA
   Discount Notes 1.17%, 06/30/03,
   valued at $761,048) to be repurchased
   at $749,075
   (Cost $749,000)+.....................       749            749,000
                                                          -----------
TOTAL INVESTMENTS -- (99.4%) (Cost
  $82,741,732)++........................                   83,354,101
                                                          -----------
OTHER ASSETS AND LIABILITIES -- (0.6%)
  Interest Receivable...................                      713,821
  Payable to Advisor....................                      (10,586)
  Other Liabilities in Excess of Other
     Assets.............................                     (168,585)
                                                          -----------
                                                              534,650
                                                          -----------
NET ASSETS -- (100.0%) Applicable to
8,209,852 Outstanding $.01 Par Value
Shares (200,000,000 Shares
Authorized).............................                  $83,888,751
                                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE.........................                  $     10.22
                                                          ===========

--------------------

  +  See Note B to Financial Statements
 ++  The cost for federal income tax purposes is $82,741,732

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                      AAM/DFA
                                     U.S. HIGH    AAM/DFA      AAM/DFA
                                      BOOK TO     TWO-YEAR     TWO-YEAR
                                      MARKET    FIXED INCOME  GOVERNMENT
                                     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                     ---------  ------------  ----------
INVESTMENT INCOME
  Interest.........................        --      $  955       $  864
  Income Distributions Received
    from The DFA Investment Trust
    Company........................   $   345          --           --
                                      -------      ------       ------
      Total Investment Income......       345         955          864
                                      -------      ------       ------
EXPENSES
  Investment Advisory Services.....        --          58           61
  Administrative Services..........         3          --           --
  Accounting & Transfer Agent
    Fees...........................         1          20           21
  Client Service Fees..............        47          31           32
  Custodian Fees...................        --           3            3
  Legal Fees.......................         2           5            3
  Audit Fees.......................         1           8            8
  Filing Fees......................         9           8            8
  Shareholders' Reports............         7           5            5
  Directors' Fees and Expenses.....         1          --            1
  Other............................        --           3            2
                                      -------      ------       ------
      Total Expenses...............        71         141          144
                                      -------      ------       ------
  NET INVESTMENT INCOME (LOSS).....       274         814          720
                                      -------      ------       ------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENT SECURITIES
  Net Realized Gain (Loss) on
    Investment Securities Sold.....    (1,430)      1,443        1,495
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities.....................     4,158        (569)        (363)
                                      -------      ------       ------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES.....................     2,728         874        1,132
                                      -------      ------       ------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................   $ 3,002      $1,688       $1,852
                                      =======      ======       ======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                AAM/DFA               AAM/DFA               AAM/DFA
                                               U.S. HIGH              TWO-YEAR              TWO-YEAR
                                             BOOK TO MARKET         FIXED INCOME           GOVERNMENT
                                               PORTFOLIO             PORTFOLIO             PORTFOLIO
                                          --------------------  --------------------  --------------------
                                          SIX MONTHS    YEAR    SIX MONTHS    YEAR    SIX MONTHS    YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                           MAY 31,    NOV. 30,   MAY 31,    NOV. 30,   MAY 31,    NOV. 30,
                                            2003        2002      2003        2002      2003        2002
                                          ----------  --------  ----------  --------  ----------  --------
                                          (UNAUDITED)           (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $    274   $    892   $    814   $  2,844   $    720   $  2,731
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (1,430)      (459)     1,443      1,991      1,495      2,768
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................      4,158     (5,771)      (569)      (436)      (363)    (1,160)
                                           --------   --------   --------   --------   --------   --------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........      3,002     (5,338)     1,688      4,399      1,852      4,339
                                           --------   --------   --------   --------   --------   --------
Distributions From:
  Net Investment Income.................       (484)    (1,022)    (1,093)    (3,183)    (1,017)    (3,205)
  Net Short-Term Gains..................         --         --     (1,747)        --       (128)      (314)
  Net Long-Term Gains...................       (775)   (11,233)        --         --     (2,641)      (117)
                                           --------   --------   --------   --------   --------   --------
    Total Distributions.................     (1,259)   (12,255)    (2,840)    (3,183)    (3,786)    (3,636)
                                           --------   --------   --------   --------   --------   --------
Capital Share Transactions (1):
  Shares Issued.........................      6,667     24,066      5,083     10,956     18,758     11,205
  Shares Issued in Lieu of Cash
    Distributions.......................      1,141     11,993      2,648      3,020      3,122      3,460
  Shares Redeemed.......................    (13,275)   (46,377)   (13,247)   (38,664)   (21,666)   (38,181)
                                           --------   --------   --------   --------   --------   --------
  Net Increase (Decrease) from Capital
    Share Transactions..................     (5,467)   (10,318)    (5,516)   (24,688)       214    (23,516)
                                           --------   --------   --------   --------   --------   --------
    Total Increase (Decrease)...........     (3,724)   (27,911)    (6,668)   (23,472)    (1,720)   (22,813)
NET ASSETS
  Beginning of Period...................     71,336     99,247     82,184    105,656     85,609    108,422
                                           --------   --------   --------   --------   --------   --------
  End of Period.........................   $ 67,612   $ 71,336   $ 75,516   $ 82,184   $ 83,889   $ 85,609
                                           ========   ========   ========   ========   ========   ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................        810      2,749        499      1,067      1,855      1,085
   Shares Issued in Lieu of Cash
     Distributions......................        139      1,252        262        297        311        339
   Shares Redeemed......................     (1,587)    (4,725)    (1,299)    (3,768)    (2,140)    (3,694)
                                           --------   --------   --------   --------   --------   --------
                                               (638)      (724)      (538)    (2,404)        26     (2,270)
                                           ========   ========   ========   ========   ========   ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....    $  8.74      $ 11.17      $ 12.14     $  13.82     $  13.99     $  13.12
                             -------      -------      -------     --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.04         0.12         0.25         0.22         0.24         0.21
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       0.39        (0.98)        0.90         0.12         0.35         1.27
                             -------      -------      -------     --------     --------     --------
Total from Investment
  Operations.............       0.43        (0.86)        1.15         0.34         0.59         1.48
                             -------      -------      -------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.07)       (0.13)       (0.25)       (0.21)       (0.25)       (0.21)
  Net Realized Gains.....      (0.11)       (1.44)       (1.87)       (1.81)       (0.51)       (0.40)
                             -------      -------      -------     --------     --------     --------
Total Distributions......      (0.18)       (1.57)       (2.12)       (2.02)       (0.76)       (0.61)
                             -------      -------      -------     --------     --------     --------
Net Asset Value, End of
  Period.................    $  8.99      $  8.74      $ 11.17     $  12.14     $  13.82     $  13.99
                             =======      =======      =======     ========     ========     ========
Total Return.............       4.98%#      (8.86)%      10.74%        2.82%        4.44%       11.78%

Net Assets, End of Period
  (thousands)............    $67,612      $71,336      $99,247     $130,007     $118,923     $145,278
Ratio of Expenses to
  Average Net Assets
  (1)....................       0.38%*       0.36%        0.36%        0.37%        0.35%        0.33%
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.88%*       1.15%        1.53%        1.92%        1.56%        1.54%
Portfolio Turnover
  Rate...................        N/A          N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................          6%*          9%           6%          26%          43%          25%

--------------

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                    AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....    $ 10.40      $ 10.25     $  10.15     $  10.09     $  10.19     $  10.23
                             -------      -------     --------     --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.11         0.32         0.47         0.58         0.51         0.55
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       0.11         0.18         0.16         0.03        (0.07)          --
                             -------      -------     --------     --------     --------     --------
Total from Investment
  Operations.............       0.22         0.50         0.63         0.61         0.44         0.55
                             -------      -------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.14)       (0.35)       (0.53)       (0.55)       (0.52)       (0.59)
  Net Realized Gains.....      (0.23)          --           --           --        (0.02)          --
                             -------      -------     --------     --------     --------     --------
Total Distributions......      (0.37)       (0.35)       (0.53)       (0.55)       (0.54)       (0.59)
                             -------      -------     --------     --------     --------     --------
Net Asset Value, End of
  Period.................    $ 10.25      $ 10.40     $  10.25     $  10.15     $  10.09     $  10.19
                             =======      =======     ========     ========     ========     ========
Total Return.............       2.16%#       4.95%        6.46%        6.29%        4.42%        5.64%

Net Assets, End of Period
  (thousands)............    $75,516      $82,184     $105,656     $119,602     $138,612     $158,586
Ratio of Expenses to
  Average Net Assets.....       0.37%*       0.35%        0.35%        0.34%        0.33%        0.31%
Ratio of Net Investment
  Income to Average Net
  Assets.................       2.12%*       3.09%        4.63%        5.72%        5.00%        5.43%
Portfolio Turnover
  Rate...................        179%*        131%          58%          24%          46%          16%

--------------

*    Annualized
#    Non-annualized

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                     AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....    $ 10.46      $ 10.37     $  10.13     $  10.05     $  10.19     $  10.20
                             -------      -------     --------     --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.09         0.31         0.47         0.58         0.49         0.53
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       0.15         0.16         0.29         0.03        (0.07)        0.02
                             -------      -------     --------     --------     --------     --------
Total from Investment
  Operations.............       0.24         0.47         0.76         0.61         0.42         0.55
                             -------      -------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.13)       (0.34)       (0.52)       (0.53)       (0.52)       (0.55)
  Net Realized Gains.....      (0.35)       (0.04)          --           --        (0.04)       (0.01)
                             -------      -------     --------     --------     --------     --------
Total Distributions......      (0.48)       (0.38)       (0.52)       (0.53)       (0.56)       (0.56)
                             -------      -------     --------     --------     --------     --------
Net Asset Value, End of
  Period.................    $ 10.22      $ 10.46     $  10.37     $  10.13     $  10.05     $  10.19
                             =======      =======     ========     ========     ========     ========
Total Return.............       2.32%#       4.73%        7.79%        6.23%        4.19%        5.54%

Net Assets, End of Period
  (thousands)............    $83,889      $85,609     $108,422     $122,341     $114,742     $127,486
Ratio of Expenses to
  Average Net Assets.....       0.36%*       0.35%        0.34%        0.34%        0.34%        0.32%
Ratio of Net Investment
  Income to Average Net
  Assets.................       1.78%*       2.88%        4.57%        5.82%        4.86%        5.17%
Portfolio Turnover
  Rate...................        229%*        165%         113%          90%          64%          70%

--------------

*    Annualized
#    Non-annualized

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios (the "Portfolios"), of which three are presented in this report.

    Effective April 1, 2002, the AAM/DFA Two-Year Corporate Fixed Income Portfolio changed its name. It is now known as the AAM/DFA Two-Year Fixed Income Portfolio.

    The AAM/DFA U.S. High Book to Market Portfolio ("Feeder Fund") invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At May 31, 2003, the Portfolio owned 3% of the outstanding shares of the Series.

    The financial statements of the Series is included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of The U.S. Large Cap Value Series held by the AAM/DFA U.S. High Book to Market Portfolio are valued at its respective daily net asset value. Securities held by the AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are approved in good faith at fair value using methods approved by the Board of Directors.

    2. REPURCHASE AGREEMENTS: The AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2003.

    3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to the Portfolios or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the six months ended May 31, 2003, the Portfolio's administrative fees or advisory fees, respectively, were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets for each Portfolio.

                                          ADMINISTRATIVE FEES  ADVISORY FEES
                                          -------------------  -------------
AAM/DFA U.S. High Book to Market
  Portfolio.............................             0.01%             --
AAM/DFA Two-Year Fixed Income
  Portfolio.............................               --            0.15%
AAM/DFA Two-Year Government Portfolio...               --            0.15%

    In addition, pursuant to a Client Service Agreement with Assante Asset Management, Inc. ("Assante"), the Portfolios pay to Assante fees at the following effective annual rates of their average daily net assets for each Portfolio.

AAM/DFA U.S. High Book to Market Portfolio........  0.15%
AAM/DFA Two-Year Fixed Income Portfolio...........  0.08%
AAM/DFA Two-Year Government Portfolio.............  0.08%

    Until March 26, 1999, these fees were 0.09%, 0.04% and 0.04%, respectively, for each Portfolio.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

    At May 31, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

      AAM/DFA U.S. High Book to Market
        Portfolio.............................  $717
      AAM/DFA Two-Year Fixed Income
        Portfolio.............................   905
      AAM/DFA Two-Year Government Portfolio...   922

E. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2003, the following portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                 U.S. GOVERNMENT     OTHER INVESTMENT
                                    SECURITIES          SECURITIES
                                ------------------  ------------------
                                PURCHASES   SALES   PURCHASES   SALES
                                ---------  -------  ---------  -------
AAM/DFA Two-Year Fixed Income
  Portfolio...................   $50,084   $42,329   $16,947   $33,664
AAM/DFA Two-Year Government
  Portfolio...................    93,047    95,605        --        --

F. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since it is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                     GROSS UNREALIZED  GROSS UNREALIZED
                                       APPRECIATION      DEPRECIATION        NET
                                     ----------------  ----------------  -----------
AAM/DFA U.S. High Book to Market
  Portfolio........................          --            $(8,271)        $(8,271)
AAM/DFA Two-Year Fixed Income
  Portfolio........................        $401            $    (4)            397
AAM/DFA Two-Year Government
  Portfolio........................         612                 --             612

G. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolios during the six months ended May 31, 2003.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings under the line of credit by the Portfolios with the international custodian bank during the six months ended May 31, 2003.

H. COMPONENTS OF NET ASSETS:

    At May 31, 2003, net assets consisted of (amounts in thousands):

                                          AAM/DFA U.S.    AAM/DFA      AAM/DFA
                                          HIGH BOOK TO    TWO-YEAR     TWO-YEAR
                                             MARKET     FIXED INCOME  GOVERNMENT
                                           PORTFOLIO     PORTFOLIO    PORTFOLIO
                                          ------------  ------------  ----------
Paid-in Capital.........................    $ 76,365       $73,338      $81,481
Accumulated Net Investment Income
  (Loss)................................         (34)          340          314
Accumulated Net Realized Gain (Loss)....     (11,190)        1,441        1,482
Unrealized Appreciation (Depreciation)
  of Investment Securities..............       2,471           397          612
                                            --------       -------      -------
Total Net Assets........................    $ 67,612       $75,516      $83,889
                                            ========       =======      =======

                      DFA INVESTMENT DIMENSIONS GROUP INC.
              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series
  of The DFA Investment Trust Company (9,003,837
  Shares, Cost $79,479)++ at Value+...............  $  90,038
Receivables:
  Investment Securities Sold......................        215
  Fund Shares Sold................................          3
Prepaid Expenses and Other Assets.................          4
                                                    ---------
    Total Assets..................................     90,260
                                                    ---------

LIABILITIES:
Payables:
  Fund Shares Redeemed............................        218
  Due to Advisor..................................          1
Accrued Expenses and Other Liabilities............         22
                                                    ---------
    Total Liabilities.............................        241
                                                    ---------
NET ASSETS........................................  $  90,019
                                                    =========
SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)........................  9,075,346
                                                    =========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $    9.92
                                                    =========
NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  85,319
Accumulated Net Investment Income (Loss)..........         53
Accumulated Net Realized Gain (Loss)..............     (5,912)
Unrealized Appreciation (Depreciation) from
  Investment Securities...........................     10,559
                                                    ---------
  Total Net Assets................................  $  90,019
                                                    =========

--------------

  +  See Note B to Financial Statements
 ++  The cost for federal income tax purposes is $85,095

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from
    The DFA Investment Trust Company..............  $  173
                                                    ------
EXPENSES
  Administrative Services.........................       4
  Accounting & Transfer Agent Fees................       4
  Client Service Fees.............................      78
  Legal Fees......................................       1
  Audit Fees......................................       1
  Filing Fees.....................................       8
  Shareholders' Reports...........................       6
  Directors' Fees and Expenses....................       1
                                                    ------
        Total Expenses............................     103
                                                    ------
  NET INVESTMENT INCOME (LOSS)....................      70
                                                    ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................      92
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................    (718)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................   6,647
                                                    ------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES........   6,021
                                                    ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $6,091
                                                    ======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                          SIX MONTHS     YEAR
                                             ENDED       ENDED
                                            MAY 31,    NOV. 30,
                                             2003        2002
                                          -----------  ---------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $     70    $  2,377
  Capital Gain Distributions Received
    from The DFA Investment Trust
    Company.............................         92         314
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................       (718)       (160)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................      6,647      (6,336)
                                           --------    --------
      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations......................      6,091      (3,805)
                                           --------    --------
Distributions From:
  Net Investment Income.................     (2,111)     (3,640)
  Net Short-Term Gains..................         --        (166)
  Net Long-Term Gains...................     (1,176)     (8,520)
                                           --------    --------
      Total Distributions...............     (3,287)    (12,326)
                                           --------    --------
Capital Share Transactions (1):
  Shares Issued.........................      6,696      25,692
  Shares Issued in Lieu of Cash
    Distributions.......................      3,287      12,326
  Shares Redeemed.......................    (11,908)    (73,805)
                                           --------    --------
      Net Increase (Decrease) from
        Capital Share Transactions......     (1,925)    (35,787)
                                           --------    --------
      Total Increase (Decrease).........        879     (51,918)
NET ASSETS
  Beginning of Period...................     89,140     141,058
                                           --------    --------
  End of Period.........................   $ 90,019    $ 89,140
                                           ========    ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................        755       2,628
   Shares Issued in Lieu of Cash
     Distributions......................        366       1,222
   Shares Redeemed......................     (1,318)     (7,002)
                                           --------    --------
                                               (197)     (3,152)
                                           ========    ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....    $  9.61      $ 11.35     $  14.47     $  15.29     $  13.86     $  12.84
                             -------      -------     --------     --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.02         0.30         0.32         0.30         0.35         0.30
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       0.66        (0.90)       (1.68)       (0.39)        1.42         1.21
                             -------      -------     --------     --------     --------     --------
Total from Investment
  Operations.............       0.68        (0.60)       (1.36)       (0.09)        1.77         1.51
                             -------      -------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.24)       (0.34)       (0.33)       (0.32)       (0.29)       (0.27)
  Net Realized Gains.....      (0.13)       (0.80)       (1.43)       (0.41)       (0.05)       (0.22)
                             -------      -------     --------     --------     --------     --------
Total Distributions......      (0.37)       (1.14)       (1.76)       (0.73)       (0.34)       (0.49)
                             -------      -------     --------     --------     --------     --------
Net Asset Value, End of
  Period.................    $  9.92      $  9.61     $  11.35     $  14.47     $  15.29     $  13.86
                             =======      =======     ========     ========     ========     ========
Total Return.............       7.47%#      (5.76)%      10.97%       (0.75)%      13.03%       12.28%

Net Assets, End of Period
  (thousands)............    $90,019      $89,140     $141,058     $209,123     $259,693     $286,790
Ratio of Expenses to
  Average Net Assets
  (1)....................       0.56%*       0.54%        0.52%        0.52%        0.50%        0.46%
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.17%*       2.15%        2.14%        1.85%        2.20%        2.10%
Portfolio Turnover
  Rate...................        N/A          N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................         16%*         18%           6%           9%           6%          15%

--------------

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty portfolios, of which the AAM/DFA International High Book to Market Portfolio ("Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2003, the Portfolio owned 8% of the outstanding shares of the Series.

    The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $945.

    3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

    The Series may be subject to taxes imposed by countries in which its invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets for each Fund.

    In addition, pursuant to a Client Service Agreement with Assante Asset Management, Inc. ("Assante"), the Portfolio pays to Assante a fee at the effective annual rate of 0.19 of 1% of its average daily net assets. Until March 26, 1999, this fee was 0.13 of 1% of its average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................  $4,943
Gross Unrealized Depreciation.....................      --
                                                    ------
Net...............................................  $4,943
                                                    ======

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2003.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings under the line of credit by the Portfolio with the international custodian bank during the six months ended May 31, 2003.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (86.2%)
 *3COM Corp.............................    420,700  $    2,061,430
 A. G. Edwards, Inc.....................     17,500         575,750
 *Advanced Micro Devices, Inc...........    431,200       3,139,136
 #Aetna, Inc............................    539,626      30,985,325
 *Agere Systems, Inc. Class A...........      8,652          21,111
 *Agere Systems, Inc. Class B...........    212,364         496,932
 *Agilent Technologies, Inc.............    124,200       2,251,746
 Albemarle Corp.........................    102,100       2,733,217
 #Albertson's, Inc......................     76,900       1,604,903
 *Allegheny Corp........................     17,583       3,116,587
 Alliant Energy Corp....................    212,900       4,253,742
 #*Allied Waste Industries, Inc.........     83,700         826,956
 Allstate Corp..........................    923,700      33,243,963
 Ambac Financial Group, Inc.............     23,200       1,547,672
 Amerada Hess Corp......................     96,400       4,723,600
 #American Financial Group, Inc.........    177,400       3,922,314
 American National Insurance Co.........     46,700       3,999,388
 *American Tower Corp...................     12,200         109,312
 AmerUs Group Co........................     45,600       1,227,096
 Anadarko Petroleum Corp................    294,500      14,512,960
 *AOL Time Warner, Inc..................  3,553,800      54,088,836
 Apache Corp............................     64,995       4,284,470
 #*Apple Computer, Inc..................    195,700       3,516,729
 *Applied Micro Circuits Corp...........    166,300         834,826
 Archer-Daniels Midland Co..............  2,375,260      28,431,862
 *Arrow Electronics, Inc................    308,200       5,248,646
 Ashland, Inc...........................    297,600       9,660,096
 #Astoria Financial Corp................     25,200         666,540
 AT&T Corp..............................    529,180      10,313,718
 *AT&T Wireless Services, Inc...........  3,347,537      26,010,363
 *AutoNation, Inc.......................  2,057,600      28,641,792
 *Avnet, Inc............................     79,600       1,082,560
 AVX Corp...............................     29,100         350,655
 Bank of Hawaii Corp....................    337,800      11,795,976
 Bausch & Lomb, Inc.....................     11,800         447,810
 Bear Stearns Companies, Inc............    373,770      28,881,208
 Belo Corp. Class A.....................    324,200       7,586,280
 *Big Lots, Inc.........................    253,500       3,450,135
 Blockbuster, Inc. Class A..............     23,300         393,770
 Boise Cascade Corp.....................    213,400       5,243,238
 *Borders Group, Inc....................     22,700         373,415
 Borg-Warner, Inc.......................    100,800       5,858,496
 #Bowater, Inc..........................    168,400       6,599,596
 #*Broadcom Corp........................     85,200       2,085,696
 Brunswick Corp.........................    297,600       6,532,320
 Burlington Northern Santa Fe Corp......  1,283,000      37,861,330
 *CarMax, Inc...........................     18,581         432,008
 #*Cendant Corp.........................    311,800       5,238,240
 Centex Corp............................    229,000      17,777,270
 #*Charter Communications, Inc..........     83,700         251,100
 #*CheckFree Corp.......................     56,200       1,375,776
 Chubb Corp.............................     46,300       2,964,589
 *CIENA Corp............................    164,600         946,450
 #Cincinnati Financial Corp.............    551,580      20,474,650
 Circuit City Stores, Inc...............    199,500       1,434,405
 Clayton Homes, Inc.....................     18,300         228,567
 *Clear Channel Communications, Inc.....    585,500      23,829,850
 *CNA Financial Corp....................    635,600      15,432,368
 Coca-Cola Enterprises, Inc.............  1,785,400      33,476,250
 *Comcast Corp. Class A.................    855,948      25,772,594
 *Comcast Corp. Special Class A Non-
   Voting...............................    927,100      26,719,022
 Commerce Group, Inc....................     93,100       3,481,940
 Commercial Federal Corp................     98,900       2,222,283
                                           SHARES        VALUE+
                                           ------        ------
 Computer Associates International,
   Inc..................................    143,800  $    3,116,146
 *Compuware Corp........................     35,800         217,306
 *Comverse Technology, Inc..............    111,500       1,695,915
 ConocoPhilips..........................    220,400      11,894,988
 #*Corning, Inc.........................    998,300       7,297,573
 Countrywide Financial Corp.............    410,000      30,196,500
 #*Cox Communications, Inc..............    566,100      17,537,778
 *Crown Castle International Corp.......     78,800         656,404
 #CSX Corp..............................    577,800      18,922,950
 #Cummins, Inc..........................    143,100       4,905,468
 Curtiss-Wright Corp-Cl B W/I...........     13,565         784,735
 Dana Corp..............................    510,700       4,550,337
 #Delta Air Lines, Inc..................    402,500       5,377,400
 Diamond Offshore Drilling, Inc.........     88,500       2,012,490
 Dillards, Inc. Class A.................    348,900       4,661,304
 #Disney (Walt) Co......................    906,600      17,814,690
 #*E Trade Group, Inc...................    356,300       2,725,695
 Eastman Chemical Co....................     83,200       2,719,808
 #Electronic Data Systems Corp..........    436,400       8,793,460
 *Extended Stay America, Inc............    346,900       4,266,870
 *Fairchild Semiconductor Corp.
   Class A..............................     41,300         577,374
 *Federated Department Stores, Inc......    618,200      20,091,500
 #First American Financial Corp.........     64,300       1,741,244
 First Citizens Bancshares, Inc.........     10,300       1,042,051
 FleetBoston Financial Corp.............    331,300       9,796,541
 Florida East Coast Industries Inc.
   Class B..............................      7,739         219,323
 Florida East Coast Industries, Inc.....     60,400       1,732,272
 Foot Locker, Inc.......................    175,000       2,353,750
 #Ford Motor Co.........................  2,473,700      25,973,850
 *Gateway, Inc..........................     72,600         242,484
 #GATX Corp.............................    140,300       2,383,697
 #General Motors Corp...................    911,900      32,217,427
 *General Motors Corp. Class H..........    826,438      10,082,544
 Georgia-Pacific Corp...................    364,900       6,312,770
 #Goodyear Tire & Rubber Co.............    493,200       3,215,664
 #Harris Corp...........................    151,400       4,585,906
 Hartford Financial Services Group,
   Inc..................................    219,100      10,218,824
 *Hearst-Argyle Television, Inc.........    238,600       5,929,210
 Helmerich & Payne, Inc.................    146,800       4,533,184
 Hibernia Corp..........................    274,500       5,300,595
 Hollinger International, Inc.
   Class A..............................    268,700       2,974,509
 #Horton (D.R.), Inc....................    598,615      15,737,588
 *Human Genome Sciences, Inc............     23,900         350,135
 #*Humana, Inc..........................    618,900       8,039,511
 Ikon Office Solutions, Inc.............      7,300          64,094
 #IMC Global, Inc.......................    438,300       3,830,742
 Independence Community Bank Corp.......     12,500         353,750
 #*Ingram Micro, Inc....................    269,200       2,966,584
 #International Paper Co................  1,215,775      44,582,469
 #*Invitrogen Corp......................     50,100       1,954,902
 #*JDS Uniphase Corp....................  1,095,700       4,240,359
 John Hancock Financial Services,
   Inc..................................    122,300       3,699,575
 JP Morgan Chase & Co...................  2,244,400      73,750,984
 Kerr-McGee Corp........................     93,500       4,448,730
 KeyCorp................................    941,600      24,858,240
 LaFarge North America, Inc.............    257,500       8,106,100
 *Lear Corp.............................    110,900       4,411,602
 #*Level 3 Communications, Inc..........    195,500       1,390,005
 *Liberty Media Corp....................  3,119,600      36,499,320
 Lincoln National Corp..................    309,400      10,767,120

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Loews Corp.............................    636,800  $   30,630,080
 *LSI Logic Corp........................    404,400       2,588,160
 Lubrizol Corp..........................    182,000       5,805,800
 #*Lucent Technologies, Inc.............  1,193,800       2,638,298
 #Lyondell Chemical Co..................    447,200       6,439,680
 *Mandalay Resort Group.................    295,000       8,894,250
 *Manor Care, Inc.......................     44,600       1,056,574
 Marathon Oil Corp......................    911,450      23,451,609
 *Maxtor Corp...........................      1,400          10,528
 May Department Stores Co...............     63,100       1,368,639
 MBIA, Inc..............................    200,850      10,052,543
 MeadWestavco Corp......................    758,431      18,991,112
 #Merrill Lynch & Co., Inc..............     53,600       2,320,880
 MetLife, Inc...........................    935,500      26,165,935
 *Metro-Goldwyn-Mayer, Inc..............    166,500       2,077,920
 #MGIC Investment Corp..................     46,900       2,533,538
 *MGM Grand, Inc........................    186,500       5,268,625
 #*Micron Technology, Inc...............    466,000       5,275,120
 Mony Group, Inc........................     51,200       1,362,432
 Nationwide Financial Services, Inc.....     59,800       1,929,148
 *NCR Corp..............................     12,300         308,361
 Norfolk Southern Corp..................  1,537,600      33,704,192
 Northrop Grumman Corp..................    292,071      25,687,645
 *Novell, Inc...........................     74,600         248,418
 Nucor Corp.............................     15,000         714,600
 Occidental Petroleum Corp..............    650,800      21,957,992
 Old Republic International Corp........    334,275      11,479,004
 Omnicare, Inc..........................    360,300       9,782,145
 *Owens-Illinois, Inc...................     92,500       1,059,125
 *Pactiv Corp...........................    613,100      11,986,105
 #*PanAmSat Corp........................    159,000       2,990,790
 #*Park Place Entertainment Corp........    802,900       6,118,098
 Peabody Energy Corp....................     14,600         479,610
 #Penney (J.C.) Co., Inc................  1,120,000      19,398,400
 PepsiAmericas, Inc.....................     95,500       1,241,500
 #*Phelps Dodge Corp....................    287,085      10,464,248
 #PMI Group, Inc........................     55,500       1,701,630
 #*Pride International, Inc.............    142,500       2,711,775
 Protective Life Corp...................     73,500       2,027,130
 #*Providian Financial Corp.............    296,600       2,681,264
 Pulitzer, Inc..........................      1,700          85,476
 Pulte Homes Inc........................    124,200       8,146,278
 Questar Corp...........................    271,400       8,760,792
 *Quintiles Transnational Corp..........     21,500         304,225
 *Qwest Communications International,
   Inc..................................  1,858,000       8,342,420
 Radian Group, Inc......................    105,200       4,236,404
 *Radio One, Inc........................      5,000          83,795
 Rayonier, Inc..........................     83,000       4,285,290
 Raytheon Co............................  1,084,000      34,731,360
 Reinsurance Group of America, Inc......      4,200         129,696
 #*Rite Aid Corp........................    969,800       3,568,864
 RJ Reynolds Tobacco Holdings, Inc......    251,326       8,567,703
 Ryder System, Inc......................    275,400       7,314,624
 Safeco Corp............................    486,400      17,578,496
 Saint Paul Companies, Inc..............    695,326      25,435,025
 *Saks, Inc.............................    743,200       6,971,216
 *Sanmina Corp..........................    581,300       3,325,036
 Scientific-Atlanta, Inc................     20,800         409,552
 Sears, Roebuck & Co....................    338,000      10,133,240
 *Smithfield Foods, Inc.................     50,400       1,057,896
 *Smurfit-Stone Container Corp..........    321,326       4,762,051
 #*Solectron Corp.......................    892,600       3,570,400
 Sovereign Bancorp, Inc.................    781,020      12,746,246
 Sprint Corp............................  1,009,800      13,692,888
 StanCorp Financial Group, Inc..........     20,000       1,081,000
 Starwood Hotels and Resorts Worldwide,
   Inc..................................    573,500      16,620,030
 Steelcase, Inc. Class A................     47,400         491,064
 *Sun Microsystems, Inc.................  2,143,700       9,282,221
 Sunoco, Inc............................    298,800      11,007,792
 Supervalu, Inc.........................    565,200      11,219,220
 #*Tech Data Corp.......................     17,200         427,936
                                           SHARES        VALUE+
                                           ------        ------
 Telephone & Data Systems, Inc..........     37,300  $    1,818,375
 *Tellabs, Inc..........................    331,800       2,634,492
 #Temple-Inland, Inc....................    131,300       6,123,832
 Textron, Inc...........................    123,000       4,286,550
 *Thomas & Betts Corp...................     46,900         721,322
 #Tidewater, Inc........................    100,900       3,331,718
 #*Toys R Us, Inc.......................    819,300       9,536,652
 *Triad Hospitals, Inc..................     30,600         791,622
 Tyson Foods, Inc. Class A..............    912,556       8,669,282
 Union Pacific Corp.....................    824,200      50,267,958
 Unionbancal Corp.......................     86,600       3,658,850
 #*Unisys Corp..........................    124,900       1,410,121
 *United States Cellular Corp...........     48,600       1,275,750
 United States Steel Corp...............    326,200       5,137,650
 Unitrin, Inc...........................    223,800       5,859,084
 #UnumProvident Corp....................    838,989      10,822,958
 #*USA Networks, Inc....................    176,200       6,774,890
 Valero Energy Corp.....................    124,300       4,661,250
 Valhi, Inc.............................    158,500       1,496,240
 #*VeriSign, Inc........................    166,300       2,491,174
 *Viacom, Inc. Class B..................  1,457,700      66,354,504
 #*Vishay Intertechnology, Inc..........    227,616       3,286,775
 Visteon Corp...........................     48,000         295,200
 *Vitesse Semiconductor, Inc............      2,800          14,056
 #*Watson Pharmaceuticals, Inc..........     15,200         562,704
 #*WebMD Corp...........................     26,000         258,440
 Weis Markets, Inc......................     20,800         663,520
 Wesco Financial Corp...................     13,540       4,102,620
 #Weyerhaeuser Co.......................    279,800      14,096,324
 Worthington Industries, Inc............    133,200       1,988,676
 #*Xerox Corp...........................     75,000         819,750
 York International Corp................    137,800       3,567,642
                                                     --------------
TOTAL COMMON STOCKS
  (Cost $1,863,384,483).................              1,931,126,331
                                                     --------------
                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (13.8%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $31,189,000 FNMA
   Discount Notes 1.14%, 01/09/04,
   valued at $30,994,069) to be
   repurchased at $30,539,054
   (Cost $30,536,000)...................  $  30,536      30,536,000
 Repurchase agreements in a Pooled Cash
   Account, UBS Warburg, rates ranging
   from 1.15% to 1.24%, 06/02/03
   (Collateralized by $1,800,000,000
   U.S. Treasury Obligations, rates
   ranging from 1.875% to 12.50%,
   maturities ranging from 09/30/04 to
   05/15/30, valued at $278,991,005) to
   be repurchased at $279,545,047 (.)
   (Cost $278,991,005)..................    278,991     278,991,005
                                                     --------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $309,527,005)...................                309,527,005
                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,172,911,488)++...............             $2,240,653,336{/\}
                                                     ==============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $2,172,911,616
{/\} Includes $270,323,701 of securities on loan. (See Note I)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                            SHARES        VALUE+
                                            ------        ------
UNITED KINGDOM -- (25.1%)
COMMON STOCKS -- (25.1%)
 3I Group P.L.C.........................     100,979  $      972,781
 *AWG P.L.C.............................      94,550         785,373
 Abbey National P.L.C...................     344,677       2,851,743
 Aggregate Industries P.L.C.............   1,866,447       2,408,091
 Alliance & Leicester P.L.C.............     348,000       4,755,016
 Allied Domecq P.L.C....................     749,994       4,269,916
 Amvescap P.L.C.........................      94,600         574,230
 Antofagasta Holdings P.L.C.............     256,000       2,621,360
 Arriva P.L.C...........................     231,050       1,370,318
 Associated British Foods P.L.C.........     805,096       7,544,846
 Associated British Ports Holdings
   P.L.C................................     378,800       2,265,215
 Aviva P.L.C............................   2,464,383      17,966,972
 BAA P.L.C..............................   1,492,387      11,931,855
 BAE Systems P.L.C......................     838,390       1,778,781
 BBA Group P.L.C........................     652,333       2,303,156
 BG Group P.L.C.........................   2,288,548      10,151,616
 BOC Group P.L.C........................     160,857       2,026,623
 BPB P.L.C..............................     458,500       2,291,110
 Barratt Developments P.L.C.............     253,000       1,948,162
 Bellway P.L.C..........................      38,000         358,291
 Berkeley Group P.L.C...................     228,802       2,592,141
 Brambles Industries P.L.C..............     203,000         532,136
 *British Airways P.L.C.................   1,839,331       4,241,456
 British Land Co. P.L.C.................     836,626       6,596,427
 Brixton Estate P.L.C...................     346,685       1,283,660
 Cable and Wireless P.L.C...............   3,315,616       5,567,943
 Canary Wharf Group P.L.C...............     847,200       2,498,418
 Carnival P.L.C.........................     154,965       4,354,160
 *Carphone Warehouse Group P.L.C........     298,000         380,818
 Chelsfield P.L.C.......................     484,167       2,510,589
 #*Colt Telecom Group P.L.C.............   2,561,000       2,685,321
 *Corus Group P.L.C.....................   4,456,227       1,164,487
 Debenhams P.L.C........................     354,603       2,219,282
 Friends Provident P.L.C................     683,456       1,298,899
 Galen Holdings P.L.C...................     319,000       3,065,246
 Granada Compass P.L.C..................   1,541,178       2,234,615
 Great Universal Stores P.L.C...........     332,182       3,419,127
 Greene King P.L.C......................     104,000       1,294,952
 HBOS P.L.C.............................     134,137       1,564,715
 Hammerson P.L.C........................     468,800       3,895,977
 Hanson P.L.C...........................     867,138       5,014,985
 Hilton Group P.L.C.....................   2,579,517       7,216,154
 IMI P.L.C..............................      24,000         120,419
 *Intercontinental Hotels Group P.L.C...     893,279       6,347,947
 *International Power P.L.C.............   1,898,700       3,826,204
 Johnson Matthey P.L.C..................      86,871       1,250,326
 Kelda Group P.L.C......................     161,510       1,147,084
 Kingfisher P.L.C.......................     188,908         791,540
 Liberty International P.L.C............     444,297       4,658,650
 Logicacmg P.L.C........................     586,400       1,325,805
 MFI Furniture Group P.L.C..............     135,900         331,751
 *MM02 P.L.C............................   6,843,300       6,895,208
 Marks & Spencer Group P.L.C............   1,155,300       5,413,367
 Millennium and Copthorne Hotels
   P.L.C................................     480,000       1,926,700
 *Mitchells & Butlers P.L.C.............     893,279       3,113,604
                                            SHARES        VALUE+
                                            ------        ------
 National Grid Group P.L.C..............     999,948  $    6,462,955
 Novar P.L.C............................     533,864       1,053,961
 Peninsular & Oriental Steam Navigation
   P.L.C................................   1,000,477       3,770,002
 Pennon Group P.L.C.....................      55,412         604,169
 Persimmon P.L.C........................      84,000         639,940
 Pilkington P.L.C.......................   2,141,066       2,587,014
 RMC Group P.L.C........................     401,000       2,943,263
 Rank Group P.L.C.......................      18,255          74,770
 Rexam P.L.C............................     463,824       2,880,044
 Rio Tinto P.L.C........................     304,385       5,964,322
 Rolls-Royce P.L.C......................   2,686,096       5,445,947
 Royal & Sun Alliance Insurance Group
   P.L.C................................   2,446,401       5,701,467
 Royal Bank of Scotland Group P.L.C.....     210,802       5,474,074
 Safeway P.L.C..........................   1,527,326       6,724,917
 Sainsbury (J.) P.L.C...................   2,712,288      12,031,256
 Scottish & Newcastle P.L.C.............     661,078       4,142,770
 Scottish Power P.L.C...................     509,293       3,012,185
 Severn Trent P.L.C.....................     210,597       2,580,836
 Slough Estates P.L.C...................     706,900       4,111,431
 Smith (David S.) Holdings P.L.C........     256,000         733,981
 Smith (W.H.) P.L.C.....................     299,537       1,702,890
 Stagecoach Holdings P.L.C..............   1,557,000       1,313,719
 Tate & Lyle P.L.C......................     520,200       2,684,649
 Taylor Woodrow P.L.C...................     939,036       3,269,248
 Tesco P.L.C............................   3,167,845      10,600,654
 Thistle Hotels P.L.C...................     818,707       1,747,081
 Trinity Mirror P.L.C...................     495,640       3,755,647
 United Business Media P.L.C............     237,262       1,255,560
 United Utilities P.L.C.................     265,595       2,671,745
 Vodafone Group P.L.C...................  13,384,437      29,055,120
 Whitbread P.L.C........................     496,908       5,153,311
 Wilson Bowden P.L.C....................      96,900       1,443,093
 Wimpey (George) P.L.C..................     433,366       2,009,315
 Wolseley P.L.C.........................     518,749       5,609,290
 Wolverhampton & Dudley Breweries
   P.L.C................................      28,300         302,534
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $323,044,002)...................                 333,468,728
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $72,632).......................                      72,311
                                                      --------------
TOTAL -- UNITED KINGDOM
  (Cost $323,116,634)...................                 333,541,039
                                                      --------------
JAPAN -- (15.8%)
COMMON STOCKS -- (15.8%)
 #AIOI Insurance Co., Ltd...............     928,735       2,150,910
 Aichi Steel Works, Ltd.................      35,000         145,730
 #Aisin Seiki Co., Ltd..................     137,000       1,950,679
 Akita Bank, Ltd........................      33,000         125,538
 #Amada Co., Ltd........................     376,000         949,392
 Aoyama Trading Co., Ltd................      47,700         615,767
 Asahi Kasei Corp.......................     289,000         823,954
 Asahi National Broadcasting Co., Ltd...         202         239,823
 Asatsu-Dk, Inc.........................      17,600         292,683
 #Awa Bank, Ltd.........................     196,600       1,019,121
 #Bank of Kyoto, Ltd....................     347,400       1,504,562

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #Bank of Nagoya, Ltd...................     185,000  $      870,825
 Benesse Corp...........................       6,500         101,083
 Canon Sales Co., Inc...................     124,900         888,674
 #Chiba Bank, Ltd.......................     941,000       3,304,376
 Chugoku Bank, Ltd......................     238,800       1,571,302
 Citizen Watch Co., Ltd.................     318,000       1,672,355
 Coca-Cola West Japan Co., Ltd..........      14,900         252,891
 #Cosmo Oil Co., Ltd....................     764,000       1,124,234
 Dai Nippon Ink & Chemicals, Inc........     236,000         382,793
 Dai Nippon Printing Co., Ltd...........      99,000       1,019,757
 #Daicel Chemical Industries, Ltd.......     485,000       1,549,015
 Daihatsu Motor Co., Ltd................     145,000         534,635
 #Daishi Bank, Ltd......................     355,000       1,110,070
 #Daiwa House Industry Co., Ltd.........     663,000       4,223,953
 Denso Corp.............................      22,500         317,169
 Ebara Corp.............................      78,000         230,860
 #Ezaki Glico Co., Ltd..................     174,600         999,966
 Fuji Electric Co., Ltd.................     195,780         368,300
 Fuji Fire & Marine Insurance Co.,
   Ltd..................................     215,000         393,671
 Fuji Heavy Industries..................     244,000         928,222
 Fuji Photo Film Co., Ltd...............     355,000       9,824,420
 Fujikura, Ltd..........................     241,000         691,133
 Fujitsu, Ltd...........................     286,000         930,178
 Fukui Bank, Ltd........................     343,000       1,267,555
 #Fukuoka Bank, Ltd.....................     215,000         830,484
 #Fukuyama Transporting Co., Ltd........     266,000         854,011
 Furukawa Electric Co., Ltd.............     172,000         424,230
 Futaba Corp............................      16,000         332,428
 #Gunma Bank, Ltd.......................     173,000         856,285
 #Gunze, Ltd............................      77,000         270,390
 Hachijuni Bank, Ltd....................     185,000         621,797
 #Hanshin Electric Railway Co., Ltd.....     141,000         410,250
 Heiwa Corp.............................      12,000         181,297
 #Higo Bank, Ltd........................     308,000       1,462,681
 Hitachi Cable, Ltd.....................     127,000         292,003
 Hitachi Maxell, Ltd....................      96,000       1,391,781
 #Hitachi Metals, Ltd...................     360,000         945,111
 Hitachi, Ltd...........................   3,734,000      14,548,252
 #Hokkoku Bank, Ltd.....................     120,000         545,796
 Hokuetsu Paper Mills, Ltd..............     162,000         690,774
 *Hokuriku Bank, Ltd....................     414,000         526,132
 #House Foods Corp......................     117,000       1,056,477
 #Hyakugo Bank, Ltd.....................     258,000       1,067,765
 #Hyakujishi Bank, Ltd..................     314,000       1,874,470
 Ishikawajima-Harima Heavy Industries
   Co., Ltd.............................     341,000         302,211
 Itochu Corp............................     120,000         244,806
 #Iyo Bank, Ltd.........................     110,000         641,027
 JFE Holdings, Inc......................      56,300         660,885
 Japan Airport Terminal Co., Ltd........      33,000         174,098
 Joyo Bank, Ltd.........................     299,000         792,467
 #Juroku Bank, Ltd......................     349,000       1,423,954
 Kagoshima Bank, Ltd....................      49,000         211,805
 #Kamigumi Co., Ltd.....................     357,000       1,659,562
 #Kawasaki Heavy Industries, Ltd........     433,000         351,164
 Kikkoman Corp..........................     259,000       1,680,398
 Kinden Corp............................      90,000         274,654
 Kirin Brewery Co., Ltd.................     201,000       1,495,673
 #Kissei Pharmaceutical Co., Ltd........      41,000         514,192
 #*Kobe Steel, Ltd......................   2,632,000       1,628,427
 Kokuyo Co., Ltd........................      43,000         325,722
 Komatsu, Ltd...........................   1,279,000       4,705,154
 #Koyo Seiko Co.........................     198,000       1,231,654
 Kubota Corp............................     140,000         331,257
                                            SHARES        VALUE+
                                            ------        ------
 Kuraray Co., Ltd.......................     127,000  $      760,269
 #Makita Corp...........................     209,000       1,614,614
 #Marubeni Corp.........................   1,942,000       1,948,413
 Marui Co., Ltd.........................      96,000         799,431
 #Maruichi Steel Tube, Ltd..............     117,000       1,193,428
 Matsushita Electric Industrial Co.,
   Ltd..................................   1,977,135      17,985,222
 #Matsushita Electric Works, Ltd........     202,000       1,124,802
 #Meiji Seika Kaisha, Ltd. Tokyo........     127,000         407,742
 #Michinoku Bank, Ltd...................     187,000       1,050,658
 Millea Holdings, Inc...................          47         338,464
 Mitsubishi Corp........................      40,000         249,822
 Mitsubishi Heavy Industries, Ltd.......     887,000       1,891,100
 Mitsubishi Logistics Corp..............      55,000         293,382
 *Mitsubishi Materials Corp.............     975,000         937,461
 Mitsubishi Securities Co., Ltd.........      91,000         456,503
 #Mitsui Chemicals, Inc.................     116,800         472,649
 #Mitsui Trust Holdings.................     641,000       1,302,312
 #*Mizuho Holdings, Inc.................       1,192         692,647
 Musashino Bank, Ltd....................       1,000          36,370
 NGK Spark Plug Co., Ltd................      46,000         322,294
 NSK, Ltd...............................     179,000         478,910
 #Namco, Ltd............................       5,500          80,473
 Nanto Bank, Ltd........................     317,000       1,036,303
 Nichicon Corp..........................      21,300         217,977
 Nihon Unisys, Ltd......................      19,700         108,708
 Nippon Electric Glass Co., Ltd.........      44,000         469,044
 Nippon Kayaku Co., Ltd.................      53,000         223,778
 Nippon Meat Packers, Inc., Osaka.......     100,000         950,629
 Nippon Mitsubishi Oil Corp.............   1,871,050       7,133,470
 Nippon Sanso Corp......................      30,000          88,040
 Nippon Sheet Glass Co., Ltd............     151,000         364,859
 Nippon Shokubai Co., Ltd...............     163,000         888,558
 Nipponkoa Insurance Co., Ltd...........      45,000         154,258
 #Nishimatsu Construction Co., Ltd......     364,000       1,122,996
 Nishi-Nippon Bank, Ltd.................     156,540         409,657
 #Nissay Dowa General Insurance Co.,
   Ltd..................................     383,000       1,594,699
 Nisshin Seifun Group, Inc..............      96,000         676,627
 #Nisshinbo Industries, Inc.............     305,000       1,374,482
 Obayashi Corp..........................     520,000       1,543,413
 #Ogaki Kyoritsu Bank, Ltd..............      50,000         249,989
 Oji Paper Co., Ltd.....................     275,000       1,103,633
 *Oki Electric Industry Co., Ltd........     208,000         495,631
 Onward Kashiyama Co., Ltd..............      57,000         464,178
 Pioneer Electronic Corp................      60,000       1,259,144
 Promise Co., Ltd.......................      14,100         545,822
 #*Resona Holdings, Inc.................   1,873,000       1,017,892
 San In Godo Bank, Ltd..................      46,000         288,449
 Santen Pharmaceutical Co., Ltd.........      18,000         175,026
 Sanyo Shinpan Finance Co., Ltd.........      12,900         345,136
 #Sapporo Breweries, Ltd................      89,000         217,282
 Sapporo Hokuyo Holdings, Inc...........         110         479,160
 Seino Transportation Co., Ltd..........     193,000       1,094,051
 Sekisui Chemical Co., Ltd..............     557,000       1,597,349
 Sekisui House, Ltd.....................     942,000       7,064,703
 Seventy-seven (77) Bank, Ltd...........     130,000         553,238
 #Shiga Bank, Ltd.......................     272,000       1,014,272
 #Shikoku Bank, Ltd.....................      72,000         437,039
 Shimachu Co., Ltd......................      20,200         297,245
 #Shimadzu Corp.........................     181,000         519,067
 Shimizu Corp...........................     997,000       2,442,381
 #*Shinko Securities Co., Ltd...........     275,000         308,097
 Shizuoka Bank, Ltd.....................     162,000       1,040,224
 #Softbank Corp.........................      99,100       1,324,040

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Sumitomo Bakelite Co., Ltd.............      62,000  $      247,264
 Sumitomo Corp..........................     430,000       1,819,154
 Sumitomo Electric Industries, Ltd......     197,000       1,248,493
 Sumitomo Forestry Co., Ltd.............     139,000         632,214
 Sumitomo Metal Industries, Ltd.
   Osaka................................   1,481,000         705,798
 #Sumitomo Metal Mining Co., Ltd........     313,000       1,175,009
 #Sumitomo Realty & Development Co.,
   Ltd..................................     107,000         379,315
 #Sumitomo Rubber.......................      43,000         176,523
 Sumitomo Trust & Banking Co., Ltd......      21,000          59,521
 Suruga Bank, Ltd.......................      87,000         376,790
 Suzuken Co., Ltd.......................      26,400         704,118
 Suzuki Motor Corp......................      14,000         173,003
 TDK Corp...............................      10,100         447,556
 #Taiheiyo Cement Corp..................   1,209,800       1,881,383
 #Taisei Corp...........................   1,325,000       2,592,282
 Taiyo Yuden Co., Ltd...................      31,000         261,778
 #Takashimaya Co., Ltd..................     214,000         984,072
 #Teijin, Ltd...........................     893,000       2,008,419
 #Teikoku Oil Co., Ltd..................     346,000       1,029,856
 Toho Bank, Ltd.........................     254,000       1,027,850
 #Tokuyama Corp.........................     248,000         808,662
 Tokyo Broadcasting System, Inc.........      47,000         495,916
 Tokyo Style Co., Ltd...................     133,000       1,041,938
 Toppan Printing Co., Ltd...............     183,000       1,179,658
 Toray Industries, Inc..................     281,000         615,543
 Tostem Inax Holding Corp...............      65,000         878,767
 Toto, Ltd..............................     247,000       1,377,442
 Toyo Seikan Kaisha, Ltd................     287,600       2,568,093
 Toyota Auto Body Co., Ltd..............      86,000         942,653
 #Toyota Industries Corp................      76,500       1,190,945
 #Toyota Tsusho Corp....................     314,000       1,903,348
 #*UFJ Holdings, Inc....................       1,324       1,250,884
 UFJ Tsubasa Securities Co. Ltd.........      37,000         103,942
 #UNY Co., Ltd..........................      64,000         521,717
 Wacoal Corp............................     149,000       1,102,504
 #Yamagata Bank, Ltd....................     153,700         663,093
 #Yamaguchi Bank, Ltd...................     133,000         909,611
 Yamaha Corp............................      70,000         946,365
 Yamazaki Baking Co., Ltd...............      74,000         507,337
 Yokogawa Electric Corp.................     337,000       2,276,627
 Yokohama Rubber Co., Ltd...............     410,000       1,062,664
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $345,340,767)...................                 209,612,739
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $38,159).......................                      37,267
                                                      --------------
TOTAL -- JAPAN
  (Cost $345,378,926)...................                 209,650,006
                                                      --------------
FRANCE -- (8.7%)
COMMON STOCKS -- (8.7%)
 AGF (Assurances Generales de France
   SA)..................................     116,614       4,553,520
 AXA....................................     210,905       3,160,202
 #Air France............................      34,700         464,849
 Air Liquide SA.........................       8,848       1,328,761
 *Alcatel SA............................     195,750       1,793,485
 Arcelor SA.............................     167,800       1,865,015
 BNP Paribas SA.........................     649,686      32,169,482
 #*Cap Gemini SA........................      19,800         687,681
 Compagnie de Saint-Gobain..............     263,885       9,993,763
                                            SHARES        VALUE+
                                            ------        ------
 Compagnie Francaise d'Etudes et de
   Construction Technip SA..............       3,900  $      373,377
 *Credit Agricole SA....................      25,400         531,756
 Eiffage SA.............................       2,277         224,690
 Esso SA................................         686          67,693
 Euler-Hermes SA........................       3,775         123,119
 Faurecia SA............................       3,500         216,115
 Fonciere Lyonnaise SA..................      10,950         390,225
 #France Telecom SA.....................     188,321       4,653,538
 Generale des Establissements Michelin
   SA Series B..........................      97,920       3,570,192
 *Havas SA..............................      44,400         209,404
 Imerys SA..............................      11,000       1,604,253
 LaFarge SA.............................      23,336       1,483,476
 LaFarge SA Prime Fidelity..............      79,266       4,847,845
 Lagardere S.C.A. SA....................      10,900         449,210
 Pechiney SA Series A...................      55,475       1,593,314
 *Peugeot SA............................     224,200      10,244,366
 #Rallye SA.............................      18,020         621,409
 #Remy Cointreau SA.....................      28,750         865,638
 Renault SA.............................      19,000         844,926
 #Rexel SA..............................       7,500         265,513
 Rue Imperiale..........................       5,000         679,220
 *SEB SA Prime Fidelity.................       9,000         843,115
 Schneider SA...........................      16,095         735,807
 Societe des Ciments de Francais........      24,900       1,376,435
 *Societe Financiere Interbail SA.......      11,550         441,086
 Societe Generale, Paris................     293,528      18,020,984
 #Valeo SA..............................      53,800       1,486,992
 #*Vivendi Universal SA.................     171,927       3,154,475
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $82,472,434)....................                 115,934,931
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Rallye SA Series A Warrants
   11/30/03.............................      18,020             424
 *Rallye SA Series B Warrants
   11/30/05.............................      18,020           2,331
                                                      --------------
TOTAL RIGHTS/WARRANTS
  (Cost $13,859)........................                       2,755
                                                      --------------
TOTAL -- FRANCE
  (Cost $82,486,293)....................                 115,937,686
                                                      --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)....................     691,000               0
                                                      --------------
SWITZERLAND -- (5.8%)
COMMON STOCKS -- (5.8%)
 *ABB, Ltd..............................     462,000       1,461,453
 Baloise-Holding........................     175,860       5,792,552
 *Ciba Spezialitaetenchemie Holding
   AG...................................       7,000         446,089
 Cie Financiere Richemont AG
   Series A.............................   1,155,900      18,415,520
 *Clariant AG...........................      12,800         116,459
 Credit Swisse Group....................     256,400       6,929,570
 Givaudan SA............................       2,952       1,167,264
 #*Holcim, Ltd..........................      33,720       5,747,595
 Jelmoli Holding AG.....................         500         355,106
 Luzerner Kantonalbank AG...............       9,427       1,223,224
 Pargesa Holding SA, Geneve.............       1,935       4,024,719
 Psp Swiss Property AG..................      18,600       2,263,538

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Rieters Holdings.......................       5,810  $    1,083,997
 *Schindler Holding AG..................      22,590       3,776,765
 Sig Holding AG.........................      44,130       5,048,540
 *Swiss Life AG.........................      64,180       6,689,369
 Syngenta AG............................      72,800       3,717,052
 UBS AG.................................      42,000       2,263,769
 Unaxis Holding AG......................      39,500       3,518,039
 Valora Holding AG......................       4,760         840,583
 *Zurich Financial SVCS AG..............      15,606       1,893,190
                                                      --------------
TOTAL -- SWITZERLAND
  (Cost $66,422,624)....................                  76,774,393
                                                      --------------
GERMANY -- (5.5%)
COMMON STOCKS -- (5.5%)
 Allianz AG.............................       5,000         376,658
 #BASF AG...............................     435,050      18,522,782
 #*BHW Holding AG.......................      34,600         358,111
 *Bankgesellschaft Berlin AG............     233,550         541,134
 Bayer AG...............................     168,100       3,450,020
 *Bayerische Vereinsbank AG.............     337,110       4,619,086
 Berliner Kraft & Licht Bewag AG........     158,800       2,484,052
 #Commerzbank AG........................     408,050       4,655,256
 Continental AG.........................      44,100         863,597
 DaimlerChrysler AG.....................      15,400         486,684
 #*Deutsche Bank AG.....................     359,305      21,235,270
 #*Deutsche Lufthansa AG................     305,250       3,317,310
 E.ON AG................................       7,600         391,513
 #Fresenius Medical Care AG.............      27,600       1,340,657
 Heidelberger Druckmaschinen AG.........       4,200          85,952
 #*Heidelberger Zement AG...............      28,301         766,261
 #*Hochtief AG..........................      56,150         911,354
 #Karstadt Quelle AG....................      20,000         396,359
 #Linde AG..............................      76,000       2,574,332
 #*MAN AG...............................      88,000       1,469,703
 *MG Technologies AG....................       2,100          21,784
 Merck KGAA.............................      36,000       1,210,952
 SCA Hygiene Products AG................       3,550       1,022,947
 ThyssenKrupp AG........................     108,750       1,138,355
 Volkswagen AG..........................      15,550         555,984
                                                      --------------
TOTAL -- GERMANY
  (Cost $91,931,250)....................                  72,796,113
                                                      --------------
NETHERLANDS -- (4.9%)
COMMON STOCKS -- (4.9%)
 #ABN-AMRO Holding NV...................   1,202,159      23,258,754
 Aegon NV...............................     201,159       1,899,824
 #DSM NV................................      74,537       3,418,968
 #Ing Groep NV..........................   1,512,531      24,371,571
 *Koninklijke KPN NV....................     278,922       1,945,342
 Koninklijke Numico NV..................      51,200         649,755
 Koninklijke Philips Electronics NV.....     405,906       7,929,642
 NV Holdingsmij de Telegraaf............       6,800         114,368
 Oce NV.................................       9,700          96,859
 #Vedior NV.............................      46,388         379,733
 Vnu NV.................................      44,428       1,290,138
                                                      --------------
TOTAL -- NETHERLANDS
  (Cost $44,824,045)....................                  65,354,954
                                                      --------------
AUSTRALIA -- (3.9%)
COMMON STOCKS -- (3.9%)
 #AMP, Ltd..............................     834,033       2,592,494
 AXA Asia Pacific Holdings, Ltd.........   2,279,150       3,252,619
 Australian Provincial Newspaper
   Holdings, Ltd........................     462,623       1,024,996
                                            SHARES        VALUE+
                                            ------        ------
 BHP Steel Ltd..........................     990,000  $    2,180,560
 Boral, Ltd.............................     747,698       2,387,473
 CSR, Ltd...............................   1,237,515       1,499,959
 Commonwealth Bank of Australia.........      48,143         885,960
 Insurance Australiz Group, Ltd.........   1,380,818       3,005,377
 Lion Nathan, Ltd.......................     699,800       2,667,755
 #MIM Holdings..........................   2,461,213       2,518,054
 Mayne Nickless, Ltd....................   1,006,249       1,691,770
 Mirvac, Ltd............................     763,448       2,179,062
 Orica, Ltd.............................     338,374       2,205,023
 Origin Energy, Ltd.....................     670,274       1,965,536
 Paperlinx, Ltd.........................     470,500       1,370,513
 #Publishing and Broadcasting, Ltd......     579,260       3,533,178
 QBE Insurance Group, Ltd...............     199,966       1,170,169
 Quantas Airways, Ltd...................   2,101,158       4,408,905
 Rinker Group, Ltd......................   1,155,484       3,463,681
 Santos, Ltd............................     763,757       2,627,878
 #Southcorp, Ltd........................     488,016         865,006
 Stockland Trust Group..................      20,641          71,558
 *WMC Resources, Ltd....................   1,478,132       3,708,430
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $45,647,905)....................                  51,275,956
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $45,682).......................                      48,014
                                                      --------------
TOTAL -- AUSTRALIA
  (Cost $45,693,587)....................                  51,323,970
                                                      --------------
ITALY -- (3.8%)
COMMON STOCKS -- (3.8%)
 #Banca Monte Dei Paschi di Siena SpA...   1,425,650       4,267,359
 *Banca Nazionale del Lavoro SpA........     733,000       1,274,198
 Banca Popolare di Lodi Scarl...........     175,923       1,709,075
 Banca Popolare di Milano...............     325,400       1,442,837
 Beni Stabili SpA, Roma.................     493,000         255,128
 Buzzi Unicem SpA.......................      63,000         466,809
 CIR SpA (Cie Industriale Riunite),
   Torino...............................     500,000         563,958
 #*Capitalia SpA........................   2,022,125       3,372,428
 #Compagnia Assicuratrice Unipol SpA....     254,000       1,185,995
 #*E.Biscom SpA.........................      16,000         472,337
 #Fiat SpA..............................     482,482       3,909,838
 IFIL Finanziaria Partecipazioni SpA....     355,187       1,029,752
 #*Ing C.Olivetti & C SpA, Ivrea........   2,565,000       3,240,038
 #Intesabci SpA.........................   6,301,917      20,160,442
 #Italcementi Fabriche Riunite Cemento
   SpA, Bergamo.........................     357,560       3,721,780
 #Parmalat Finanziaria SpA..............     468,000       1,376,082
 #*Pirelli SpA..........................   1,115,000       1,123,865
 SAI SpA (Sta Assicuratrice
   Industriale), Torino.................      40,000         605,947
 #Societe Cattolica di Assicurazoni
   Scarl SpA............................       8,800         238,568
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $49,664,779)....................                  50,416,436
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)............................      51,693          19,942
                                                      --------------
TOTAL -- ITALY
  (Cost $49,664,779)....................                  50,436,378
                                                      --------------

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CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
 Acerinox SA............................      65,340  $    2,474,534
 Arcelor SA.............................      30,000         330,613
 Aurea Concesiones de Infraestructuras
   del Estado SA........................     155,700       4,904,081
 #Autopistas Concesionaria Espanola
   SA...................................     525,316       7,661,270
 Banco de Andalucia.....................         900          62,453
 #*Banco de Sabadell SA.................      29,700         514,538
 Banco Pastor SA........................      59,400       1,536,279
 Cementos Portland SA...................       6,200         260,837
 #Corporacion Mapfre Compania
   Internacional de Reaseguros SA.......     108,900       1,139,925
 Ebro Puleva SA.........................      34,725         318,563
 Endesa SA, Madrid......................     190,892       3,053,410
 #Iberdrola SA..........................     535,000       9,350,419
 Iberia Lineas Aereas de Espana SA......     206,300         371,235
 Inmobiliaria Colonial SA ICSA..........       3,400          62,343
 Inmobiliaria Urbis SA..................      28,800         223,561
 Metrovacesa SA.........................     104,144       2,890,711
 Repsol SA..............................     108,500       1,715,092
 Sociedad General de Aguas de Barcelona
   SA...................................      31,900         407,079
 *Sol Melia SA..........................       6,400          30,711
 *Terra Networks SA.....................     129,700         825,269
 Union Fenosa SA........................     230,000       3,489,603
                                                      --------------
TOTAL -- SPAIN
  (Cost $26,608,123)....................                  41,622,526
                                                      --------------
HONG KONG -- (1.8%)
COMMON STOCKS -- (1.8%)
 Hang Lung Development Co., Ltd.........   1,765,000       1,471,067
 #Hang Lung Properties, Ltd.............   3,841,000       3,595,354
 #Hysan Development Co., Ltd............   1,419,274       1,119,221
 #Kerry Properties, Ltd.................   1,326,884       1,565,291
 Shangri-La Asia, Ltd...................   3,029,066       1,844,917
 #Sino Land Co., Ltd....................   5,024,183       1,433,408
 #Swire Pacific, Ltd. Series A..........   1,062,000       4,548,262
 *Tsim Sha Tsui Properties, Ltd.........     472,000         393,396
 Wharf Holdings, Ltd....................   3,251,214       6,232,484
 Wheelock and Co., Ltd..................   2,699,000       2,266,828
                                                      --------------
TOTAL -- HONG KONG
  (Cost $40,828,264)....................                  24,470,228
                                                      --------------
SWEDEN -- (1.8%)
COMMON STOCKS -- (1.8%)
 Drott Series AB........................      17,900         205,081
 Gambro AB Series A.....................     275,600       1,578,780
 Gambro AB Series B.....................     103,500         599,564
 Holmen AB Series A.....................       6,300         174,366
 Holmen AB Series B.....................      63,100       1,697,689
 SSAB Swedish Steel Series A............      82,000       1,161,152
 SSAB Swedish Steel Series B............      29,000         388,252
 Skandinaviska Enskilda Banken
   Series A.............................     196,000       2,081,577
 Skandinaviska Enskilda Banken
   Series C.............................       9,800          93,355
 Svenska Cellulosa AB Series A..........      19,000         654,274
 Svenska Cellulosa AB Series B..........      90,500       3,122,236
 Svenska Kullagerfabriken AB
   Series A.............................      22,650         629,802
 Svenska Kullagerfabriken AB
   Series B.............................      29,700         823,922
                                            SHARES        VALUE+
                                            ------        ------
 Volvo AB Series A......................     152,500  $    3,072,321
 Volvo AB Series B......................     333,100       7,032,356
                                                      --------------
TOTAL -- SWEDEN
  (Cost $21,723,613)....................                  23,314,727
                                                      --------------
FINLAND -- (1.7%)
COMMON STOCKS -- (1.7%)
 Fortum Oyj.............................   1,071,385       8,404,848
 Huhtamaki Van Leer Oyj.................       2,300          24,265
 Kemira Oyj.............................      61,300         476,563
 Kesko Oyj..............................     116,100       1,401,000
 M-real Oyj Series B....................     218,700       1,774,828
 Metso Oyj..............................     171,757       1,636,281
 Outokumpu Oyj Series A.................     351,300       2,921,164
 Stora Enso Oyj Series R................     547,800       5,701,955
                                                      --------------
TOTAL -- FINLAND
  (Cost $19,344,042)....................                  22,340,904
                                                      --------------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
 #Banque Nationale de Belgique..........         749       3,470,415
 Bekaert SA.............................       2,000          93,762
 #Delhaize Freres & cie le Lion SA
   Molenbeek-Saint Jean.................       8,300         268,551
 Groupe Bruxelles Lambert...............      55,500       2,480,476
 *Heidelberger Zement AG................       7,985         219,864
 *ING Bank Belgium NV...................         128               4
 Nationale a Portefeuille...............       4,029         439,748
 Sofina SA..............................      10,500         419,882
 #Suez (ex Suez Lyonnaise des Eaux).....      95,400       1,648,271
 Tessenderlo Chemie.....................      14,400         474,727
 Union Miniere SA.......................      40,200       1,845,841
                                                      --------------
TOTAL -- BELGIUM
  (Cost $10,244,703)....................                  11,361,541
                                                      --------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
 Danisco A.S............................      26,130         993,447
 Danske Bank A.S........................     329,253       6,884,897
 *Jyske Bank A.S........................      16,350         634,567
 Nordea AB..............................     475,918       2,405,009
 Tele Danmark A.S.......................      11,250         328,808
                                                      --------------
TOTAL -- DENMARK
  (Cost $6,905,041).....................                  11,246,728
                                                      --------------
IRELAND -- (0.8%)
COMMON STOCKS -- (0.8%)
 Allied Irish Banks P.L.C...............     107,588       1,613,364
 CRH P.L.C..............................     170,836       2,652,234
 *Elan Corp. P.L.C......................     612,513       3,493,940
 Irish Permanent P.L.C..................     186,115       2,298,419
                                                      --------------
TOTAL -- IRELAND
  (Cost $8,407,849).....................                  10,057,957
                                                      --------------
SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
 Capitaland, Ltd........................     517,000         348,718
 City Developments, Ltd.................     214,000         486,080
 DBS Group Holdings, Ltd................     218,000       1,231,631
 Fraser & Neave, Ltd....................     408,100       2,046,841
 Haw Par Brothers International, Ltd....       2,698           5,911
 Keppel Corp., Ltd......................     855,000       2,168,787
 *Neptune Orient Lines, Ltd.............     175,000         133,171

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Overseas Chinese Banking Corp., Ltd....      94,000  $      498,556
 United Overseas Bank, Ltd..............      66,000         422,343
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $7,316,437).....................                   7,342,038
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $11,752).......................                      11,731
                                                      --------------
TOTAL -- SINGAPORE
  (Cost $7,328,189).....................                   7,353,769
                                                      --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A..............     105,892       2,705,613
 #Den Norske Bank ASA Series A..........     589,194       3,204,543
 #Norsk Hydro ASA.......................      16,700         738,609
 Norske Skogindustrier ASA Series A.....      16,900         239,892
 *Storebrand ASA........................      41,900         184,690
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $6,187,564).....................                   7,073,347
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $22,136).......................                      22,271
                                                      --------------
TOTAL -- NORWAY
  (Cost $6,209,700).....................                   7,095,618
                                                      --------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Agricultural Bank of Greece S.A.......     121,100         951,435
 Alpha Credit Bank......................      29,200         454,018
 Bank of Piraeus S.A....................       4,600          30,838
 Commercial Bank of Greece..............      36,800         521,980
 EFG Eurobank Ergasias S.A..............      60,097         807,193
 Hellenic Petroleum S.A.................     135,530         962,788
 National Bank of Greece................      23,200         376,552
                                                      --------------
TOTAL -- GREECE
  (Cost $4,058,902).....................                   4,104,804
                                                      --------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
 Banco Comercial Portugues SA...........     195,400         319,446
 Cimpor Cimentos de Portugal SA.........     503,265       1,941,463
 Portugal Telecom SA....................      50,082         382,872
 *Sonae SGPS SA.........................   1,864,000         898,852
                                                      --------------
TOTAL -- PORTUGAL
  (Cost $3,656,537).....................                   3,542,633
                                                      --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Auckland International Airport, Ltd....      51,433         162,729
 Carter Holt Harvey, Ltd................   1,909,000       1,741,424
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $2,508,586).....................                   1,904,153
                                                      --------------
                                            SHARES        VALUE+
                                            ------        ------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $41,043).......................              $       42,238
                                                      --------------
TOTAL -- NEW ZEALAND
  (Cost $2,549,629).....................                   1,946,391
                                                      --------------
AUSTRIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 Voest-Alpine Stahl AG..................      44,787       1,511,793
 Wienerberger AG........................      16,123         292,787
                                                      --------------
TOTAL -- AUSTRIA
  (Cost $1,522,795).....................                   1,804,580
                                                      --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $775,751)......................                     796,812
                                                      --------------

                                             FACE
                                            AMOUNT
                                            ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (13.7%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $13,657,000 U.S.
   Treasury Notes 1.875%, 09/30/04,
   valued at $13,827,713) to be
   repurchased at $13,624,362
   (Cost $13,623,000)...................  $   13,623      13,623,000
 Repurchase agreements in a Pooled Cash
   Account, Deutsche Bank and Mizuho
   Securities, rates ranging from 1.20%
   to 1.27%, 06/02/03 (Collateralized by
   $185,789,000 U.S. Treasury
   Obligations, rates ranging from 1.22%
   to 6.375%, maturities ranging from
   05/15/05 to 08/15/28, valued at
   $167,960,780) to be repurchased at
   $174,561,322 (.)
   (Cost $167,960,780)..................     167,961     167,960,780
                                                      --------------
TOTAL TEMPORARY CASH INVESTMENTS --
  (Cost $181,583,780)...................                 181,583,780
                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,392,350,509)++...............              $1,328,457,537{/\}
                                                      ==============

--------------------

  +  See Note B to Financial Statements
  #  Total or Partial Securities on Loan
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $1,392,427,105
{/\} Includes $158,994,319 of securities on loan. (See Note I)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                          THE U.S. LARGE     THE DFA
                                            CAP VALUE     INTERNATIONAL
                                              SERIES      VALUE SERIES
                                          --------------  -------------
ASSETS:
Investments at Value (including $270,324
  and $158,994 of securities on loan,
  respectively).........................   $  2,240,653   $  1,328,458
Cash....................................              1             16
Receivables:
  Investment Securities Sold............             42          6,839
  Dividends, Interest, and Tax
    Reclaims............................          3,564          5,781
  Securities Lending Income.............             13            204
  Fund Shares Sold......................            323          6,899
Prepaid Expenses and Other Assets.......             19              8
                                           ------------   ------------
    Total Assets........................      2,244,615      1,348,205
                                           ------------   ------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.......        278,991        167,961
  Investment Securities Purchased.......             --            795
  Fund Shares Redeemed..................         18,026            230
  Due to Advisor........................            156            190
Accrued Expenses and Other
  Liabilities...........................            113            189
                                           ------------   ------------
    Total Liabilities...................        297,286        169,365
                                           ------------   ------------

NET ASSETS..............................   $  1,947,329   $  1,178,840
                                           ============   ============

SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares
  Authorized)...........................    143,241,671    117,912,244
                                           ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.......................   $      13.59   $      10.00
                                           ============   ============
Investments at Cost.....................   $  2,172,911   $  1,392,351
                                           ============   ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                          THE U.S. LARGE     THE DFA
                                            CAP VALUE     INTERNATIONAL
                                              SERIES      VALUE SERIES
                                          --------------  -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $0 and $2,052,
    respectively).......................     $ 15,215       $ 19,540
  Interest..............................          142            144
  Income from Securities Lending........           79            923
                                             --------       --------
    Total Investment Income.............       15,436         20,607
                                             --------       --------
EXPENSES
  Investment Advisory Services..........          849          1,052
  Accounting & Transfer Agent Fees......          320            348
  Custodian Fees........................           81            149
  Legal Fees............................            7              7
  Audit Fees............................           12              8
  Shareholders' Reports.................            4             13
  Trustees' Fees and Expenses...........           12              5
  Other.................................           16             40
                                             --------       --------
    Total Expenses......................        1,301          1,622
                                             --------       --------
  NET INVESTMENT INCOME (LOSS)..........       14,135         18,985
                                             --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES AND FOREIGN
  CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................      (53,631)       (20,665)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............           --            508
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency.....      140,620         82,548
  Translation of Foreign Currency
    Denominated Amounts.................           --            166
                                             --------       --------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN CURRENCY.....       86,989         62,557
                                             --------       --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............     $101,124       $ 81,542
                                             ========       ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                         THE U.S. LARGE
                                                            CAP VALUE              THE DFA INTERNATIONAL
                                                             SERIES                    VALUE SERIES
                                                    -------------------------    -------------------------
                                                    SIX MONTHS        YEAR       SIX MONTHS        YEAR
                                                       ENDED         ENDED          ENDED         ENDED
                                                      MAY 31,       NOV. 30,       MAY 31,       NOV. 30,
                                                       2003           2002          2003           2002
                                                    -----------    ----------    -----------    ----------
                                                    (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....................  $   14,135     $   24,626    $   18,985     $   27,614
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................     (53,631)       (21,142)      (20,665)         2,766
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................          --             --           508            (42)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................     140,620       (154,346)       82,548        (97,155)
  Translation of Foreign Currency Denominated
    Amounts.......................................          --             --           166            202
                                                    ----------     ----------    ----------     ----------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations.................     101,124       (150,862)       81,542        (66,615)
                                                    ----------     ----------    ----------     ----------
Distributions From:
  Net Investment Income...........................      (9,253)       (23,538)       (2,198)       (29,420)
  Net Short-Term Gains............................          --             --            --           (340)
  Net Long-Term Gains.............................          --             --        (1,177)        (2,606)
                                                    ----------     ----------    ----------     ----------
      Total Distributions.........................      (9,253)       (23,538)       (3,375)       (32,366)
                                                    ----------     ----------    ----------     ----------
Capital Share Transactions (1):
  Shares Issued...................................     206,376        472,038       217,311        354,850
  Shares Issued in Lieu of Cash Distributions.....       8,926         22,203         3,374         32,365
  Shares Redeemed.................................     (97,653)      (219,115)     (245,479)      (370,867)
                                                    ----------     ----------    ----------     ----------
    Net Increase (Decrease) from Capital Share
      Transactions................................     117,649        275,126       (24,794)        16,348
                                                    ----------     ----------    ----------     ----------
      Total Increase (Decrease)...................     209,520        100,726        53,373        (82,633)
NET ASSETS
  Beginning of Period.............................   1,737,809      1,637,083     1,125,467      1,208,100
                                                    ----------     ----------    ----------     ----------
  End of Period...................................  $1,947,329     $1,737,809    $1,178,840     $1,125,467
                                                    ==========     ==========    ==========     ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................      16,693         34,223        24,020         36,168
   Shares Issued in Lieu of Cash Distributions....         752          1,587           393          3,202
   Shares Redeemed................................      (7,781)       (15,622)      (27,090)       (37,827)
                                                    ----------     ----------    ----------     ----------
                                                         9,664         20,188        (2,677)         1,543
                                                    ==========     ==========    ==========     ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                        THE U.S. LARGE CAP VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....  $    13.01   $    14.44   $    14.71   $    17.79   $    18.79   $    18.09
                           ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............        0.10         0.20         0.25         0.33         0.34         0.31
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......        0.55        (1.43)        1.25         0.04         0.46         1.71
                           ----------   ----------   ----------   ----------   ----------   ----------
Total from Investment
  Operations.............        0.65        (1.23)        1.50         0.37         0.80         2.02
                           ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Net Investment
    Income...............       (0.07)       (0.20)       (0.27)       (0.32)       (0.34)       (0.32)
  Net Realized Gains.....          --           --        (1.50)       (3.13)       (1.46)       (1.00)
                           ----------   ----------   ----------   ----------   ----------   ----------
Total Distributions......       (0.07)       (0.20)       (1.77)       (3.45)       (1.80)       (1.32)
                           ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of
  Period.................  $    13.59   $    13.01   $    14.44   $    14.71   $    17.79   $    18.79
                           ==========   ==========   ==========   ==========   ==========   ==========
Total Return.............        5.07%#      (8.64)%      10.97%        3.06%        4.64%       11.93%

Net Assets, End of Period
  (thousands)............  $1,947,329   $1,737,809   $1,637,083   $1,735,343   $1,788,082   $1,755,907
Ratio of Expenses to
  Average Net Assets.....        0.15%*       0.15%        0.15%        0.16%        0.16%        0.16%
Ratio of Net Investment
  Income to Average Net
  Assets.................        1.67%*       1.49%        1.66%        2.20%        1.80%        1.67%
Portfolio Turnover
  Rate...................           6%*          9%           6%          26%          43%          25%

--------------

*    Annualized
#    Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                       THE DFA INTERNATIONAL VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....  $     9.33   $    10.15   $    12.07   $    13.18   $    11.95   $    10.90
                           ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............        0.16         0.24         0.27         0.27         0.28         0.22
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......        0.54        (0.78)       (1.49)       (0.31)        1.29         1.13
                           ----------   ----------   ----------   ----------   ----------   ----------
Total from Investment
  Operations.............        0.70        (0.54)       (1.22)       (0.04)        1.57         1.35
                           ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Net Investment
    Income...............       (0.02)       (0.25)       (0.27)       (0.26)       (0.31)       (0.27)
  Net Realized Gains.....       (0.01)       (0.03)       (0.43)       (0.81)       (0.03)       (0.03)
                           ----------   ----------   ----------   ----------   ----------   ----------
Total Distributions......       (0.03)       (0.28)       (0.70)       (1.07)       (0.34)       (0.30)
                           ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of
  Period.................  $    10.00   $     9.33   $    10.15   $    12.07   $    13.18   $    11.95
                           ==========   ==========   ==========   ==========   ==========   ==========
Total Return.............        7.54%#      (5.53)%     (10.75)%      (0.51)%      13.27%       12.50%

Net Assets, End of Period
  (thousands)............  $1,178,840   $1,125,467   $1,208,100   $1,553,481   $1,660,377   $1,720,249
Ratio of Expenses to
  Average Net Assets.....        0.31%*       0.30%        0.29%        0.29%        0.29%        0.29%
Ratio of Net Investment
  Income to Average Net
  Assets.................        3.62%*       2.36%        2.32%        2.13%        2.17%        1.90%
Portfolio Turnover
  Rate...................          16%*         18%           6%           9%           6%          15%

--------------

*    Annualized
#    Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which two (the "Series") are presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Series in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP of the day, the Series values the securities at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2003.

    4. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

    5. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

    The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2003, the advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% and 0.20 of 1% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

    At May 31, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

The U.S. Large Cap Value Series...................  $19,189
The DFA International Value Series................   12,049

E. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                          PURCHASES   SALES
                                          ---------  -------
The U.S. Large Cap Value Series.........  $177,099   $47,251
The DFA International Value Series......    82,215    90,812

    There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2003.

F. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                     GROSS UNREALIZED  GROSS UNREALIZED
                                       APPRECIATION      DEPRECIATION        NET
                                     ----------------  ----------------  -----------
The U.S. Large Cap Value Series....      $306,937         $(239,195)      $ 67,742
The DFA International Value
  Series...........................       207,461          (271,431)       (63,970)

    For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2002, The U.S. Large Cap Value Series had a capital loss carryforward for federal income tax purposes in the amount of approximately $32,327,000, with $11,185,000 and $21,142,000 expiring on November 30, 2009 and 2010, respectively.

    Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2002, the DFA International Value Series realized gains on the sale of passive foreign investment companies of $7,580,897, which are included in distributable net investment income for tax purposes. Accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

G. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit during the six months ended May 31, 2003.

    The Trust together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings under the line of credit by the Series with the international custodian bank during the six months ended May 31, 2003.

H. COMPONENTS OF NET ASSETS:

    At May 31, 2003, net assets consisted of (amounts in thousands):

                                            THE U.S.       THE DFA
                                           LARGE CAP    INTERNATIONAL
                                          VALUE SERIES  VALUE SERIES
                                          ------------  -------------
Paid-in Capital.........................   $1,959,048    $1,246,863
Accumulated Net Investment Income
  (Loss)................................        6,667        15,910
Accumulated Net Realized Gain (Loss)....      (86,128)      (20,800)
Accumulated Net Realized Foreign
  Exchange Gain (Loss)..................           --           508
Unrealized Appreciation (Depreciation)
  of Investment Securities..............       67,742       (63,893)
Accumulated Net Foreign Exchange Gain
  (Loss)................................           --           252
                                           ----------    ----------
Total Net Assets........................   $1,947,329    $1,178,840
                                           ==========    ==========

I. SECURITIES LENDING:

    As of May 31, 2003, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY

                                  SEMI-ANNUAL
                                     REPORT

                         SIX MONTHS ENDED MAY 31, 2003
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Schedules of Investments
    U.S. Large Company Portfolio..................    1
    Enhanced U.S. Large Company Portfolio.........    1
    U.S. Large Cap Value Portfolio................    1
    U.S. Small XM Value Portfolio.................    1
    U.S. Small Cap Value Portfolio................    2
    U.S. Small Cap Portfolio......................    2
    U.S. Micro Cap Portfolio......................    2
    DFA Real Estate Securities Portfolio..........    3
    Large Cap International Portfolio.............    5
    International Small Company Portfolio.........   15
    Japanese Small Company Portfolio..............   15
    Pacific Rim Small Company Portfolio...........   16
    United Kingdom Small Company Portfolio........   16
    Continental Small Company Portfolio...........   16
    DFA International Small Cap Value Portfolio...   17
    Emerging Markets Portfolio....................   40
    Emerging Markets Small Cap Portfolio..........   40
    DFA One-Year Fixed Income Portfolio...........   40
    DFA Two-Year Global Fixed Income Portfolio....   40
    DFA Five-Year Government Portfolio............   41
    DFA Five-Year Global Fixed Income Portfolio...   42
    DFA Intermediate Government Fixed Income
     Portfolio....................................   44
    DFA Short-Term Municipal Bond Portfolio.......   45

Statements of Assets and Liabilities..............   49

Statements of Operations..........................   52

Statements of Changes in Net Assets...............   58

Financial Highlights..............................   64

Notes to Financial Statements.....................   76

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       DFA INTERNATIONAL VALUE PORTFOLIO
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Statement of Assets and Liabilities...............   86

Statement of Operations...........................   87

Statements of Changes in Net Assets...............   88

Financial Highlights..............................   89

Notes to Financial Statements.....................   90

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Schedules of Investments
    The U.S. Large Company Series.................   92
    The Enhanced U.S. Large Company Series........   97
    The U.S. Large Cap Value Series...............   99
    The U.S. Small XM Value Series................  101
    The U.S. Small Cap Value Series...............  107
    The U.S. Small Cap Series.....................  123
    The U.S. Micro Cap Series.....................  152
    The DFA International Value Series............  176
    The Japanese Small Company Series.............  182
    The Pacific Rim Small Company Series..........  191
    The United Kingdom Small Company Series.......  199
    The Continental Small Company Series..........  205
    The Emerging Markets Series...................  217
    The Emerging Markets Small Cap Series.........  223
    The DFA One-Year Fixed Income Series..........  235
    The DFA Two-Year Global Fixed Income Series...  236

Statements of Assets and Liabilities..............  238

Statements of Operations..........................  240

Statements of Changes in Net Assets...............  244

Financial Highlights..............................  248

Notes to Financial Statements.....................  256

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            SCHEDULES OF INVESTMENTS
                          U.S. LARGE COMPANY PORTFOLIO

                                  MAY 31, 2003
                                  (UNAUDITED)

                                                         VALUE+
                                                         ------
Investment in The U.S. Large Company
 Series of The DFA Investment
 Trust Company..........................              $803,245,024
                                                      ------------
    Total Investments (100%) (Cost
     $739,434,202)++....................              $803,245,024
                                                      ============

--------------

++   The cost for federal income tax purposes is $788,647,244

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                                  MAY 31, 2003
                                  (UNAUDITED)

                                            SHARES       VALUE+
                                            ------       ------
Investment in The Enhanced U.S. Large
  Company Series of The DFA Investment
  Trust Company.........................              $126,794,199
                                                      ------------
    Total Investments (100%) (Cost
      $140,708,918)++...................  17,488,855  $126,794,199
                                                      ============

--------------

++   The cost for federal income tax purposes is $168,271,194

                         U.S. LARGE CAP VALUE PORTFOLIO

                                  MAY 31, 2003
                                  (UNAUDITED)

                                            SHARES        VALUE+
                                            ------        ------
Investment in The U.S. Large Cap Value
  Series of The DFA Investment
  Trust Company.........................              $1,317,881,253
                                                      --------------
    Total Investments (100%) (Cost
      $1,254,611,046)++.................  96,974,338  $1,317,881,253
                                                      ==============

--------------

++   The cost for federal income tax purposes is $1,363,234,507

                         U.S. SMALL XM VALUE PORTFOLIO

                                  MAY 31, 2003
                                  (UNAUDITED)

                                           SHARES      VALUE+
                                           ------      ------
Investment in The U.S. Small XM Value
  Series of The DFA Investment
  Trust Company.........................             $70,205,943
                                                     -----------
    Total Investments (100%) (Cost
      $70,210,687)++....................  8,014,377  $70,205,943
                                                     ===========

--------------

++   The cost for federal income tax purposes is $71,573,194

--------------

+    See Note B to Financial Statements

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            SCHEDULES OF INVESTMENTS
                         U.S. SMALL CAP VALUE PORTFOLIO

                                  MAY 31, 2003
                                  (UNAUDITED)

                                            SHARES         VALUE+
                                            ------         ------
Investment in The U.S. Small Cap Value
  Series of The DFA Investment
  Trust Company.........................               $3,111,001,103
                                                       --------------
    Total Investments (100%) (Cost
      $2,822,665,719)++.................  203,466,390  $3,111,001,103
                                                       ==============

--------------

++   The cost for federal income tax purposes is $2,979,352,714

                            U.S. SMALL CAP PORTFOLIO

                                  MAY 31, 2003
                                  (UNAUDITED)

                                            SHARES       VALUE+
                                            ------       ------
Investment in The U.S. Small Cap Series
  of The DFA Investment
  Trust Company.........................              $782,580,981
                                                      ------------
    Total Investments (100%) (Cost
      $776,750,008)++...................  71,664,925  $782,580,981
                                                      ============

--------------

++   The cost for federal income tax purposes is $841,393,938

                            U.S. MICRO CAP PORTFOLIO

                                  MAY 31, 2003
                                  (UNAUDITED)

                                            SHARES         VALUE+
                                            ------         ------
Investment in The U.S. Micro Cap Series
  of The DFA Investment
  Trust Company.........................               $1,948,142,570
                                                       --------------
    Total Investments (100%) (Cost
      $1,681,149,007)++.................  247,540,352  $1,948,142,570
                                                       ==============

--------------

++   The cost for federal income tax purposes is $1,779,320,832

--------------

+    See Note B to Financial Statements

                See accompanying Notes to Financial Statements.

                      DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (96.3%)
 Acadia Realty Trust....................     89,500   $    802,815
 Agree Realty Corp......................     15,500        357,275
 *Alexander's, Inc......................      9,300        748,743
 Alexandria Real Estate Equities, Inc...     68,400      3,030,120
 AMB Property Corp......................    300,700      8,242,187
 American Land Lease Inc................     25,800        445,050
 *American Real Estate Partners, L.P....      2,700         32,400
 *American Spectrum Realty, Inc.........      1,200          4,344
 AmeriVest Properties, Inc..............     42,700        269,864
 AMLI Residential Properties Trust......     61,900      1,409,463
 Apartment Investment & Management Co.
   Class A..............................    214,000      7,539,220
 Archstone-Smith Trust..................    651,955     15,490,451
 Arden Realty Group, Inc................    233,300      6,030,805
 Associated Estates Realty Corp.........     72,000        434,880
 AvalonBay Communities, Inc.............    242,400     10,163,832
 Bedford Property Investors, Inc........     61,300      1,685,750
 BNP Residential Properties, Inc........     20,500        215,557
 Boston Properties, Inc.................    339,000     14,210,880
 Boykin Lodging Trust, Inc..............     62,600        505,182
 Brandywine Realty Trust................    128,400      3,045,648
 BRE Properties, Inc. Class A...........    162,000      5,219,640
 *BSRT Liquidation Trust................     26,400          8,448
 *Burnham Pacific Properties, Inc.......     82,100         48,028
 #Camden Property Trust.................    143,000      4,967,820
 Capital Automotive.....................    114,500      3,108,675
 Carramerica Realty Corp................    191,900      5,330,982
 CBL & Associates Properties, Inc.......    110,600      4,795,616
 Centerpoint Properties Corp............     54,600      3,245,970
 Chateau Communities, Inc...............    104,000      3,117,920
 Chelsea Property Group Inc.............    149,500      6,213,220
 #Colonial Properties Trust.............     86,700      3,034,500
 Commercial Net Lease Realty, Inc.......    144,975      2,434,130
 Cornerstone Realty Income Trust, Inc...    171,900      1,273,779
 Corporate Office Properties Trust......     83,200      1,321,216
 Cousins Properties, Inc................    174,300      4,707,843
 Crescent Real Estate Equities, Inc.....    361,100      5,867,875
 Crown American Realty Trust............    115,300      1,157,612
 Developers Diversified Realty Corp.....    299,999      8,468,972
 Duke Realty Investments, Inc...........    479,100     13,596,858
 Eastgroup Properties, Inc..............     58,300      1,588,675
 Entertainment Properties Trust.........     61,900      1,671,300
 Equity Inns, Inc.......................    145,900      1,041,726
 Equity Office Properties Trust.........  1,337,063     35,980,365
 Equity One, Inc........................    138,476      2,250,235
 Equity Residential Corp................    947,800     25,097,744
 Essex Property Trust...................     55,300      3,151,547
 Federal Realty Investment Trust........    157,400      5,194,200
 Felcor Lodging Trust, Inc..............    211,900      1,796,912
 First Industrial Realty Trust, Inc.....    137,800      4,153,292
 First Union Real Estate Equity &
   Mortgage Investments.................     77,400        140,094
 *Five Star Quality Care, Inc...........      7,530          9,412
 Gables Residential Trust...............     88,300      2,603,967
 General Growth Properties..............    194,300     11,395,695
 Glenborough Realty Trust, Inc..........     99,800      1,861,270
                                           SHARES        VALUE+
                                           ------        ------
 #Glimcher Realty Trust.................    123,700   $  2,699,134
 *Golf Trust America, Inc...............     18,600         43,338
 Great Lakes REIT, Inc..................     58,100        911,008
 Heritage Property Investment Trust.....     75,800      2,092,080
 Hersha Hospitality Trust...............      8,800         68,200
 Highwood Properties, Inc...............    187,400      4,004,738
 HMG Courtland Properties, Inc..........      2,400         21,360
 Home Properties of New York, Inc.......     99,190      3,560,921
 Hospitality Properties Trust...........    225,300      7,117,227
 *Host Marriott Corp....................    720,600      6,485,400
 HRPT Properties Trust..................    455,000      4,317,950
 *Humphrey Hospitality Trust............     28,100         64,349
 Innkeepers USA Trust...................    135,000      1,043,550
 Jameson Inns, Inc......................     31,800         87,768
 Keystone Property Trust................     77,400      1,404,810
 Kilroy Realty Corp.....................     98,900      2,594,147
 #Kimco Realty Corp.....................    367,150     13,731,410
 Koger Equity, Inc......................     74,600      1,277,152
 Kramont Realty Trust...................     81,400      1,322,750
 *La Quinta Corp........................    270,400      1,214,096
 Lasalle Hotel Properties Trust.........     67,400        975,278
 Lexington Corporate Properties Trust...    109,600      1,914,712
 Liberty Property Trust.................    267,400      8,896,398
 Macerich Co............................    181,700      6,268,650
 Mack-California Realty Corp............    201,800      6,935,866
 *Malan Realty Investors, Inc...........     17,500         73,850
 Manufactured Home Communities, Inc.....     77,700      2,603,727
 Maxus Realty Trust, Inc................      1,700         18,785
 Meristar Hospitality Corp..............     63,700        337,610
 Mid-America Apartment Communities,
   Inc..................................     64,400      1,690,500
 Mid-Atlantic Realty Trust..............     65,100      1,245,363
 Mills Corp.............................    154,300      5,037,895
 Mission West Properties, Inc...........     61,300        683,495
 Monmouth Real Estate Investment Corp.
   Class A..............................     36,600        298,290
 New Plan Excel Realty Trust, Inc.......    341,500      7,113,445
 One Liberty Properties, Inc............     19,200        348,480
 Pan Pacific Retail Properties, Inc.....    143,931      5,655,049
 Parkway Properties, Inc................     33,900      1,347,525
 Pennsylvania Real Estate Investment
   Trust................................     58,400      1,648,048
 *Philips International Realty Corp.....     14,400         24,840
 #Post Properties, Inc..................    134,400      3,597,888
 #Prentiss Properties Trust.............    136,900      3,950,934
 Presidential Realty Corp. Class B......      2,100         15,593
 *Price Legacy Corp.....................     43,200        144,720
 *Prime Group Realty Trust..............     56,600        348,090
 Prologis...............................    625,300     16,814,317
 PS Business Parks, Inc.................     76,900      2,614,600
 Public Storage, Inc....................    399,200     13,640,664
 Ramco-Gershenson Properties Trust......     42,500        994,075
 Realty Income Corp.....................    125,900      4,740,135
 #Reckson Associates Realty Corp........    174,300      3,529,575
 Reckson Associates Realty Corp. Class
   B....................................     34,101        699,071

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Regency Centers Corp...................    165,900   $  5,637,282
 RFS Hotel Investors, Inc...............    102,700      1,260,129
 *Roberts Realty Investment.............     11,400         74,613
 Rouse Co...............................    293,200     10,883,584
 Saul Centers, Inc......................     46,400      1,164,640
 Senior Housing Properties Trust........    210,400      2,804,632
 Shurgard Storage Centers, Inc.
   Class A..............................    126,900      4,299,372
 Simon Property Group, Inc..............    649,600     24,437,952
 Sizeler Property Investors, Inc........     47,100        463,935
 #SL Green Realty Corp..................    108,800      3,757,952
 Sovran Self Storage, Inc...............     45,500      1,367,275
 *Stonehaven Realty Trust...............     10,700          2,568
 Summit Properties, Inc.................     97,300      1,946,973
 Sun Communities, Inc...................     65,200      2,569,532
 Tanger Factory Outlet Centers, Inc.....     33,500      1,082,050
 *Tarragon Realty Investors, Inc........     22,295        344,235
 Taubman Centers, Inc...................    163,700      3,175,780
 Town & Country Trust...................     58,800      1,342,992
 Trizec Properties, Inc.................    441,600      4,826,688
 U.S. Restaurant Properties, Inc........     71,500      1,080,365
 United Dominion Realty Trust, Inc......    381,600      6,525,360
 United Mobile Homes, Inc...............     24,500        388,325
 Urstadt Biddle Properties Class A......     41,300        526,575
 Urstadt Biddle Properties, Inc.........     18,700        241,230
 Vornado Realty Trust...................    383,400     16,179,480
 Washington Real Estate Investment
   Trust................................    137,800      3,782,610
 Weingarten Realty Investors............    186,100      7,691,513
 Winston Hotels, Inc....................     72,700        610,680
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $443,487,601)...................               517,257,182
                                                      ------------
                                           SHARES        VALUE+
                                           ------        ------

RIGHTS/WARRANTS -- (0.0%)
 *Pacific Gulf Properties, Inc.
   Litigation Rights
   (Cost $0)*...........................     55,600   $      1,385
                                                      ------------
                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (3.7%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $11,193,000 FNMA
   Discount Notes 1.17%, 06/30/03,
   valued at $11,179,009) to be
   repurchased at $11,014,101
   (Cost $11,013,000)...................  $  11,013     11,013,000
 Repurchase agreements in a Pooled Cash
   Account, UBS Warburg, rates ranging
   from 1.15% to 1.24%, 06/02/03
   (Collateralized by $1,800,000,000
   U.S. Treasury Obligations, rates
   ranging from 1.875% to 12.50%,
   maturities ranging from 9/30/04 to
   05/15/30, valued at $8,848,400) to be
   repurchased at $8,924,537 (.)
   (Cost $8,848,400)....................      8,848      8,848,400
                                                      ------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $19,861,400)....................                19,861,400
                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $463,349,001)++.................              $537,119,967 TRIANGLE
                                                      ============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $463,279,572
 TRIANGLE Includes $8,630,144 of securities on loan (See Note K)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                           SHARES        VALUE+
                                           ------        ------
UNITED KINGDOM -- (25.4%)
COMMON STOCKS -- (25.4%)
 3I Group P.L.C.........................     39,303   $    378,625
 *AWG P.L.C.............................      9,933         82,508
 Aegis Group P.L.C......................     66,140         92,106
 Aggreko P.L.C..........................     11,000         28,970
 *Airtours P.L.C........................     22,000          7,101
 Amec P.L.C.............................     14,775         55,433
 *Amey P.L.C............................     10,000          5,243
 Amvescap P.L.C.........................     51,900        315,037
 *Arm Holdings P.L.C....................     57,000         71,440
 Associated British Ports Holdings
   P.L.C................................     22,200        132,756
 Aviva P.L.C............................    149,743      1,091,725
 BAA P.L.C..............................     70,790        565,977
 BAE Systems P.L.C......................    207,689        440,646
 BBA Group P.L.C........................     32,499        114,742
 BG Group P.L.C.........................    233,980      1,037,896
 BOC Group P.L.C........................     32,679        411,720
 BP Amoco P.L.C.........................  1,344,916      9,210,392
 BPB P.L.C..............................     29,300        146,411
 BT Group P.L.C.........................    575,683      1,815,603
 *BTG P.L.C.............................      4,000          6,357
 Balfour Beatty P.L.C...................     24,012         77,107
 Barclays P.L.C.........................    446,175      3,143,260
 Barratt Developments P.L.C.............     13,000        100,103
 Berkeley Group P.L.C...................      9,120        103,322
 Boots Group P.L.C......................     57,052        582,325
 Brambles Industries P.L.C..............     49,055        128,591
 *British Airways P.L.C.................     73,000        168,336
 British American Tobacco P.L.C.........    142,799      1,533,573
 British Land Co. P.L.C.................     34,815        274,501
 *British Sky Broadcasting Group
   P.L.C................................    128,600      1,396,887
 Bunzl P.L.C............................     31,528        232,443
 Cable and Wireless P.L.C...............    165,774        278,386
 Cadbury Schweppes P.L.C................    136,743        795,317
 Canary Wharf Group P.L.C...............     35,100        103,511
 Capita Group P.L.C.....................     45,000        172,518
 Carlton Communications P.L.C...........     39,759         89,892
 Carnival P.L.C.........................      7,702        216,409
 *Celltech P.L.C........................     16,000         87,029
 Centrica P.L.C.........................    281,552        819,926
 Chubb P.L.C............................     56,000         56,884
 Close Brothers Group P.L.C.............      8,600         84,187
 Compass Group P.L.C....................    142,612        780,386
 *Corus Group P.L.C.....................    176,384         46,092
 De la Rue P.L.C........................     12,250         48,870
 Diageo P.L.C...........................    210,794      2,262,071
 Dixons Group P.L.C.....................    133,374        252,383
 EMI Group P.L.C........................     52,888        107,445
 Electrocomponents P.L.C................     29,117        152,533
 FKI P.L.C..............................     39,662         58,157
 Firstgroup P.L.C.......................     23,000        100,140
 GKN P.L.C..............................     49,380        165,849
 Glaxosmithkline P.L.C..................    402,352      7,943,280
 Granada Compass P.L.C..................    169,974        246,452
 Great Portland Estates P.L.C...........     13,760         52,640
 Great Universal Stores P.L.C...........     67,995        699,868
                                           SHARES        VALUE+
                                           ------        ------
 HBOS P.L.C.............................    258,495   $  3,015,358
 HSBC Holdings P.L.C....................    675,545      7,979,878
 Hammerson P.L.C........................     18,700        155,407
 Hanson P.L.C...........................     50,000        289,169
 Hays P.L.C.............................    117,792        156,800
 Hilton Group P.L.C.....................    107,200        299,890
 IMI P.L.C..............................     21,000        105,366
 Imperial Chemical Industries P.L.C.....     80,509        179,387
 Imperial Tobacco Group P.L.C...........     47,697        859,588
 *Intercontinental Hotels Group P.L.C...     49,091        348,857
 *International Power P.L.C.............     75,802        152,754
 Johnson Matthey P.L.C..................     14,575        209,777
 Kelda Group P.L.C......................     26,600        188,920
 Kidde P.L.C............................     46,000         59,161
 Kingfisher P.L.C.......................    161,371        676,157
 Land Securities Group P.L.C............     30,972        413,555
 Legal and General Group P.L.C..........    440,088        621,878
 Lloyds TSB Group P.L.C.................    390,632      2,863,964
 Logicacmg P.L.C........................     33,214         75,094
 Man Group P.L.C........................     20,474        418,959
 Marks & Spencer Group P.L.C............    162,935        763,461
 Misys P.L.C............................     32,060        116,213
 *Mitchells & Butlers P.L.C.............     49,091        171,111
 National Grid Group P.L.C..............    203,790      1,317,154
 Next P.L.C.............................     20,660        326,636
 Novar P.L.C............................     20,057         39,597
 Nycomed Amersham P.L.C.................     46,700        358,071
 Ocean Group P.L.C......................     20,627        226,084
 Pearson P.L.C..........................     54,948        513,137
 Peninsular & Oriental Steam Navigation
   P.L.C................................     46,260        174,317
 Pilkington P.L.C.......................     87,137        105,286
 Provident Financial P.L.C..............     17,113        176,213
 Prudential Corp. P.L.C.................    138,447        861,934
 RMC Group P.L.C........................     16,000        117,437
 Rank Group P.L.C.......................     40,651        166,501
 Reckitt Benckiser P.L.C................     47,995        934,942
 Reed International P.L.C...............     81,700        670,605
 Rentokill Initial P.L.C................    125,200        369,219
 Reuters Holdings Group P.L.C...........     95,040        282,611
 Rexam P.L.C............................     28,770        178,643
 Rio Tinto P.L.C........................     71,716      1,405,251
 Rolls-Royce P.L.C......................    109,740        222,493
 Royal & Sun Alliance Insurance Group
   P.L.C................................     97,751        227,814
 Royal Bank of Scotland Group P.L.C.....    196,691      5,107,642
 *Sabmiller P.L.C.......................     64,000        422,563
 Safeway P.L.C..........................     61,410        270,392
 Sage Group P.L.C.......................     86,600        227,364
 Sainsbury (J.) P.L.C...................    126,923        563,009
 Schroders P.L.C........................     13,000        142,913
 Scottish & Newcastle P.L.C.............     59,493        372,824
 Scottish Hydro-Electric P.L.C..........     56,800        590,455
 Scottish Power P.L.C...................    124,429        735,928
 Securicor P.L.C........................     42,000         54,877
 Seibe P.L.C............................    250,836         69,863
 Serco Group P.L.C......................     24,831         71,193
 Seton Healthcare Group P.L.C...........     12,000         43,842
 Severn Trent P.L.C.....................     23,300        285,538

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Shell Transport & Trading Co., P.L.C...    656,302   $  4,311,762
 Signet Group P.L.C.....................    102,661        143,386
 Slough Estates P.L.C...................     28,200        164,015
 Smith & Nephew P.L.C...................     60,640        367,593
 Smiths Industries P.L.C................     37,199        406,503
 Spirent P.L.C..........................     47,960         22,787
 Stagecoach Holdings P.L.C..............     61,831         52,170
 *TI Automotive P.L.C. Series A.........     18,000              0
 Tate & Lyle P.L.C......................     32,700        168,758
 Taylor Woodrow P.L.C...................     37,434        130,326
 Tesco P.L.C............................    493,653      1,651,926
 Unilever P.L.C.........................    193,228      1,722,169
 United Business Media P.L.C............     22,000        116,421
 United Utilities P.L.C.................     36,300        365,159
 Vodafone Group P.L.C...................  4,110,587      8,923,319
 WPP Group P.L.C........................     75,800        608,516
 Whitbread P.L.C........................     19,513        202,365
 Wimpey (George) P.L.C..................     26,114        121,078
 Wolseley P.L.C.........................     39,909        431,540
 Zeneca Group P.L.C.....................    113,800      4,610,766
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $108,339,619)...................               101,644,972
                                                      ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $25,381).......................                    25,516
                                                      ------------
TOTAL -- UNITED KINGDOM
  (Cost $108,365,000)...................               101,670,488
                                                      ------------
JAPAN -- (17.1%)
COMMON STOCKS -- (17.1%)
 Acom Co., Ltd..........................      6,900        236,529
 Aderans Co., Ltd.......................      1,900         34,631
 Advantest Corp.........................      4,670        183,512
 Aeon Credit Service, Ltd...............      2,200         64,930
 Aiful Corp.............................      4,600        192,684
 Ajinomoto Co., Inc.....................     30,000        297,981
 #*All Nippon Airways Co., Ltd..........     72,000        132,436
 #Alps Electric Co., Ltd................      7,000         80,941
 Amada Co., Ltd.........................     13,000         32,825
 Amano Corp.............................      3,000         14,949
 #*Anritsu Corp.........................      3,000         14,071
 Aoyama Trading Co., Ltd................      2,600         33,564
 Ariake Japan Co., Ltd..................      1,100         30,994
 Asahi Breweries, Ltd...................     24,000        156,114
 Asahi Glass Co., Ltd...................     55,000        299,360
 Asahi Kasei Corp.......................     68,000        193,871
 Asatsu-Dk, Inc.........................      1,700         28,271
 *Ashikaga Financial Group, Inc.........     41,000         49,020
 Autobacs Seven Co., Ltd................      1,800         31,303
 Avex Inc...............................      1,000         10,200
 Bank of Yokohama, Ltd..................     54,000        184,206
 Bellsystem24, Inc......................        170         20,993
 Benesse Corp...........................      5,000         77,756
 Bridgestone Corp.......................     42,000        544,292
 CSK Corp...............................      3,600         83,976
 Canon, Inc.............................     43,000      1,797,583
 Capcom Co., Ltd........................      2,000         17,541
 Casio Computer Co., Ltd................     11,000         65,942
 Central Japan Railway Co...............        109        749,116
 Chiba Bank, Ltd........................     39,000        136,951
 Chubu Electric Power Co., Ltd..........     36,100        713,820
 Chugai Pharmaceutical Co., Ltd.........     26,800        301,823
 Citizen Watch Co., Ltd.................     12,000         63,108
                                           SHARES        VALUE+
                                           ------        ------
 Coca-Cola West Japan Co., Ltd..........      3,600   $     61,101
 Credit Saison Co., Ltd.................      7,600        133,439
 Dai Nippon Ink & Chemicals, Inc........     37,000         60,014
 Dai Nippon Printing Co., Ltd...........     37,000        381,121
 #*Dai Nippon Screen Mfg. Co., Ltd......      7,000         29,263
 Daicel Chemical Industries, Ltd........     14,000         44,714
 #*Daiei, Inc...........................     12,000         11,638
 Daifuku Co., Ltd.......................      3,000          8,528
 Dai-Ichi Pharmaceutical Co., Ltd.......     13,000        163,471
 Daikin Industries, Ltd.................     11,000        186,698
 Daimaru, Inc...........................     12,000         42,139
 Daito Trust Construction Co., Ltd......      5,800        122,202
 Daiwa House Industry Co., Ltd..........     27,000        172,016
 Daiwa Securities Co., Ltd..............     62,000        273,183
 Denki Kagaku Kogyo KK..................     22,000         56,837
 Denso Corp.............................     42,500        599,097
 Dowa Mining Co., Ltd...................     11,000         40,375
 East Japan Railway Co..................        196        942,268
 Ebara Corp.............................     13,000         38,477
 Elsai Co., Ltd.........................     14,000        290,289
 Familymart Co., Ltd....................      4,200         81,995
 Fanuc, Ltd.............................     11,300        510,179
 Fast Retailing Co., Ltd................      5,000        169,307
 Fuji Electric Co., Ltd.................     31,000         58,317
 Fuji Photo Film Co., Ltd...............     25,000        691,861
 Fuji Soft ABC, Inc.....................      1,000         14,506
 Fuji Television Network, Inc...........         52        163,037
 Fujikura, Ltd..........................     17,000         48,752
 Fujisawa Pharmaceutical Co., Ltd.......     16,000        290,289
 Fujitsu Support & Service, Inc.........      2,000         28,410
 Fujitsu, Ltd...........................     94,000        305,723
 Fukuoka Bank, Ltd......................     30,000        115,881
 Furukawa Electric Co., Ltd.............     30,000         73,994
 General Sekiyu KK......................     24,000        161,933
 Gunma Bank, Ltd........................     25,000        123,741
 Gunze, Ltd.............................      8,000         28,092
 Hankyu Department Stores, Inc..........      7,000         37,398
 Hino Motors, Ltd.......................     28,000        124,309
 Hirose Electric Co., Ltd...............      1,900        143,765
 Hitachi Cable, Ltd.....................     18,000         41,386
 Hitachi Software Engineering Co.,
   Ltd..................................      3,000         59,822
 *Hitachi Zosen Corp....................     20,000         12,207
 Hitachi, Ltd...........................    165,000        642,866
 *Hokuriku Bank, Ltd....................     38,000         48,292
 Honda Motor Co., Ltd...................     47,800      1,722,486
 House Foods Corp.......................      4,000         36,119
 Hoya Corp..............................      5,700        358,380
 Isetan Co., Ltd........................     10,000         62,706
 *Ishihara Sangyo Kaisha, Ltd...........     12,000         16,454
 Ishikawajima-Harima Heavy Industries
   Co., Ltd.............................     58,000         51,403
 Ito En, Ltd............................      1,600         51,770
 Itochu Corp............................     74,000        150,964
 Itochu Techno-Science Corp.............      3,000         58,693
 Ito-Yokado Co., Ltd....................     20,000        486,602
 JFE Holdings, Inc......................     26,500        311,074
 JGC Corp...............................     12,000         76,251
 #Japan Airlines System Corp............     97,000        190,586
 #Joyo Bank, Ltd........................     39,000        103,365
 Jsr Corp., Tokyo.......................     11,000        123,423
 Jusco Co., Ltd.........................     16,000        384,599
 Kajima Corp............................     40,000         88,625
 #Kaken Pharmaceutical Co., Ltd.........      3,000         13,369

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Kamigumi Co., Ltd......................     10,000   $     46,486
 *Kanebo, Ltd...........................     19,000         19,539
 Kaneka Corp............................     17,000         93,667
 Kansai Electric Power Co., Inc.........     47,200        769,533
 Kao Corp...............................     29,000        533,422
 Katokichi Co., Ltd.....................      2,000         32,674
 Kawasaki Heavy Industries, Ltd.........     67,000         54,337
 Kawasaki Kisen Kaisha, Ltd.............     23,000         52,306
 #Keihin Electric Express Railway Co.,
   Ltd..................................     24,000        115,781
 Keio Electric Railway Co., Ltd.........     30,000        141,215
 Keyence Corp...........................      2,200        387,007
 Kikkoman Corp..........................      9,000         58,392
 Kinden Corp............................      9,000         27,465
 #*Kinki Nippon Railway Co., Ltd........     78,280        189,801
 Kirin Brewery Co., Ltd.................     46,000        342,293
 Kokuyo Co., Ltd........................      6,000         45,450
 Komatsu, Ltd...........................     46,000        169,224
 Komori Corp............................      2,000         18,093
 Konami Co., Ltd........................      6,200        100,046
 Konica Corp............................     16,000        146,750
 Koyo Seiko Co..........................      6,000         37,323
 Kubota Corp............................     68,000        160,896
 Kuraray Co., Ltd.......................     17,000        101,768
 Kurita Water Industries, Ltd...........      5,000         47,615
 Kyocera Corp...........................      9,000        483,843
 Kyowa Exeo Corp........................      5,000         13,670
 Kyowa Hakko Kogyo Co., Ltd.............     19,000         94,519
 Kyushu Electric Power Co., Inc.........     22,400        355,651
 #Lawson Inc............................      4,700        140,680
 Mabuchi Motor Co., Ltd.................      2,200        159,291
 Makita Corp............................      7,000         54,078
 #Marubeni Corp.........................     72,000         72,238
 Marui Co., Ltd.........................     17,000        141,566
 Matsushita Electric Industrial Co.,
   Ltd..................................    120,188      1,093,303
 Matsushita Electric Works, Ltd.........     36,000        200,460
 Meiji Milk Products Co., Ltd...........     10,000         36,203
 Meiji Seika Kaisha, Ltd. Tokyo.........     17,000         54,580
 Meitec Corp............................      1,800         52,974
 Millea Holdings, Inc...................         65        470,089
 Minebea Co., Ltd.......................     18,000         58,994
 Mitsubishi Chemical Corp...............    103,000        191,179
 Mitsubishi Corp........................     74,000        462,171
 Mitsubishi Electric Corp...............    101,000        289,645
 Mitsubishi Estate Co., Ltd.............     61,000        372,819
 Mitsubishi Gas Chemical Co., Inc.......     18,000         33,259
 Mitsubishi Heavy Industries, Ltd.......    159,000        338,991
 Mitsubishi Logistics Corp..............      7,000         37,340
 *Mitsubishi Materials Corp.............     50,000         48,075
 *Mitsubishi Paper Mills, Ltd...........     13,000         13,478
 Mitsubishi Rayon Co., Ltd..............     30,000         75,749
 Mitsubishi Tokyo Financial Group,
   Inc..................................        281      1,060,616
 Mitsui & Co., Ltd......................     74,000        341,524
 Mitsui Chemicals, Inc..................     38,000        153,773
 Mitsui Engineering and Shipbuilding
   Co., Ltd.............................     36,000         39,430
 Mitsui Fudosan Co., Ltd................     38,000        223,670
 Mitsui Marine & Fire Insurance Co.,
   Ltd..................................     69,790        313,925
 Mitsui Mining and Smelting Co., Ltd....     26,000         66,954
 Mitsui O.S.K. Lines, Ltd...............     57,000        152,025
 #Mitsui Trust Holdings.................     35,000         71,109
 #Mitsukoshi, Ltd.......................     23,000         57,113
 Mitsumi Electric Co., Ltd..............      2,000         17,926
                                           SHARES        VALUE+
                                           ------        ------
 *Mizuho Holdings, Inc..................        446   $    259,161
 Mori Seiki Co., Ltd....................      4,000         18,227
 Murata Manufacturing Co., Ltd..........     12,100        466,377
 #*NEC Corp.............................     78,000        320,856
 NGK Insulators, Ltd....................     16,000         85,214
 NGK Spark Plug Co., Ltd................     11,000         77,070
 NSK, Ltd...............................     23,000         61,536
 NTN Corp...............................     22,000         79,645
 NTT Data Corp..........................        139        348,648
 NTT Docomo, Inc........................        520      1,091,259
 Namco, Ltd.............................      2,200         32,189
 Net One Systems Co., Ltd...............          9         39,054
 *Nichiei Co., Ltd......................      2,100          5,267
 Nichirei Corp..........................     13,000         42,390
 Nidec Corp.............................      3,000        184,608
 Nikko Cordial Corp.....................     87,000        262,589
 *Nikon Corp............................     16,000        108,089
 Nintendo Co., Ltd., Kyoto..............      7,000        515,614
 Nippon COMSYS Corp.....................      5,000         19,857
 Nippon Express Co., Ltd................     51,000        183,354
 Nippon Kayaku Co., Ltd.................      5,000         21,111
 Nippon Meat Packers, Inc., Osaka.......     10,000         95,063
 Nippon Mining Holdings, Inc............     41,500         75,641
 Nippon Mitsubishi Oil Corp.............     74,000        282,129
 Nippon Sanso Corp......................      8,000         23,477
 Nippon Sheet Glass Co., Ltd............     20,000         48,326
 Nippon Shokubai Co., Ltd...............      9,000         49,061
 Nippon Steel Corp......................    338,000        384,332
 Nippon System Development Co., Ltd.....        900         11,400
 Nippon Telegraph & Telephone Corp......        792      2,728,180
 Nippon Unipac Holding, Tokyo...........         52        177,384
 Nippon Yusen KK........................     57,000        183,479
 Nishimatsu Construction Co., Ltd.......     10,000         30,852
 Nissan Chemical Industries, Ltd........      7,000         35,935
 Nissan Motor Co., Ltd..................    224,900      1,773,176
 Nisshin Seifun Group, Inc..............      9,000         63,434
 Nisshinbo Industries, Inc..............      9,000         40,558
 Nissin Food Products Co., Ltd..........      6,000        126,667
 Nitto Denko Corp.......................      8,000        243,468
 Nomura Securities Co., Ltd.............     96,000        975,210
 Noritake Co., Ltd......................      4,000         10,401
 Obayashi Corp..........................     33,000         97,947
 Obic Co., Ltd..........................        300         49,162
 Oji Paper Co., Ltd.....................     53,000        212,700
 *Oki Electric Industry Co., Ltd........     30,000         71,485
 Okumura Corp...........................     11,000         33,017
 Olympus Optical Co., Ltd...............     12,000        226,746
 Omron Corp.............................     11,000        156,348
 Onward Kashiyama Co., Ltd..............      8,000         65,148
 Oracle Corp. Japan.....................      5,600        181,196
 *Orient Corp...........................     31,000         21,772
 Oriental Land Co., Ltd.................      4,700        194,515
 Orix Corp..............................      3,860        184,601
 Osaka Gas Co., Ltd.....................    112,000        308,081
 Paris Miki, Inc........................      1,900         22,748
 Pioneer Electronic Corp................      8,000        167,886
 Promise Co., Ltd.......................      5,900        228,393
 Q.P. Corp..............................      6,000         49,212
 #*Resona Holdings, Inc.................    266,000        144,559
 Ricoh Co., Ltd., Tokyo.................     36,000        535,763
 Rohm Co., Ltd..........................      5,800        602,282
 SMC Corp...............................      3,300        252,732
 Saizeriya Co., Ltd.....................      1,300         10,717

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Sanden Corp............................      3,000   $     15,050
 Sankyo Co., Ltd........................     21,000        247,740
 *Sanrio Co., Ltd.......................      3,000         11,914
 Sanyo Electric Co., Ltd................     88,000        280,323
 Sapporo Breweries, Ltd.................     11,000         26,855
 Secom Co., Ltd.........................     11,000        336,608
 #*Sega Enterprises, Ltd................      7,300         44,860
 Seino Transportation Co., Ltd..........      7,000         39,681
 *Seiyu, Ltd............................     28,000         56,419
 Sekisui Chemical Co., Ltd..............     20,000         57,355
 Sekisui House, Ltd.....................     33,000        247,490
 Seven-Eleven Japan Co., Ltd............     40,000        999,958
 Seventy-seven (77) Bank, Ltd...........     16,000         68,091
 Sharp Corp. Osaka......................     54,000        593,704
 Shimachu Co., Ltd......................      2,200         32,373
 Shimamura Co., Ltd.....................      1,700         96,509
 Shimano, Inc...........................      6,600        108,708
 Shimizu Corp...........................     38,000         93,090
 Shin-Etsu Chemical Co., Ltd............     20,700        633,435
 Shionogi & Co., Ltd....................     17,000        239,781
 Shiseido Co., Ltd......................     21,000        227,900
 Shizuoka Bank, Ltd.....................     35,000        224,740
 *Showa Denko KK........................     49,000         81,117
 Showa Shell Sekiyu KK..................     18,000        119,945
 Skylark Co., Ltd.......................      5,000         60,240
 *Snow Brand Milk Products Co., Ltd.....      5,000         11,580
 #Softbank Corp.........................     15,800        211,098
 Sony Corp..............................     45,900      1,220,367
 Stanley Electric Co., Ltd..............      9,000        122,277
 Sumitomo Bakelite Co., Ltd.............      9,000         35,893
 Sumitomo Chemical Co., Ltd.............     77,000        211,162
 Sumitomo Corp..........................     50,000        211,530
 Sumitomo Electric Industries, Ltd......     35,000        221,813
 Sumitomo Forestry Co., Ltd.............      6,000         27,290
 *Sumitomo Heavy Industries, Ltd........     17,000         18,904
 Sumitomo Metal Industries, Ltd.
   Osaka................................    238,000        113,423
 Sumitomo Metal Mining Co., Ltd.........     24,000         90,097
 #Sumitomo Mitsui Financial Group,
   Inc..................................        250        414,524
 Sumitomo Osaka Cement Co., Ltd.........     14,000         23,410
 #Sumitomo Realty & Development Co.,
   Ltd..................................     15,000         53,175
 Sumitomo Trust & Banking Co., Ltd......     69,000        195,569
 Suruga Bank, Ltd.......................     12,000         51,971
 Suzuken Co., Ltd.......................      3,400         90,682
 TDK Corp...............................      6,500        288,031
 #THK Co., Ltd..........................      5,800         65,902
 Taiheiyo Cement Corp...................     45,000         69,980
 Taisei Corp............................     46,000         89,996
 Taisho Pharmaceutical Co., Ltd.........     16,000        229,154
 Taiyo Yuden Co., Ltd...................      5,000         42,222
 #Takara Shuzo Co., Ltd.................     10,000         49,413
 Takashimaya Co., Ltd...................     12,000         55,182
 Takeda Chemical Industries, Ltd........     44,000      1,725,346
 Takefuji Corp..........................      6,960        384,646
 Takuma Co., Ltd........................      2,000         10,250
 Teijin, Ltd............................     43,000         96,710
 Teikoku Oil Co., Ltd...................     12,000         35,718
 Terumo Corp............................     10,500        168,994
 Tobu Railway Co., Ltd..................     36,000        102,036
 Toda Corp..............................     14,000         28,795
 Toho Co., Ltd..........................      8,000         68,960
 Tohuku Electric Power Co., Inc.........     25,000        386,689
                                           SHARES        VALUE+
                                           ------        ------
 Tokyo Broadcasting System, Inc.........      8,000   $     84,411
 Tokyo Electric Power Co., Ltd..........     66,400      1,340,713
 Tokyo Electron, Ltd....................      8,300        342,118
 Tokyo Gas Co., Ltd.....................    139,000        434,647
 Tokyo Style Co., Ltd...................      4,000         31,336
 Tokyu Corp.............................     53,000        140,914
 Toppan Printing Co., Ltd...............     34,000        219,171
 Toray Industries, Inc..................     66,000        144,576
 Toshiba Corp...........................    158,000        479,528
 Tosoh Corp.............................     22,000         50,583
 Tostem Inax Holding Corp...............     15,240        206,037
 Toto, Ltd..............................     16,000         89,227
 Toyo Information System Co., Ltd.......      2,000         35,283
 Toyo Seikan Kaisha, Ltd................      9,300         83,043
 Toyobo Co., Ltd........................     26,000         38,694
 Toyoda Gosei Co., Ltd..................      5,400        108,808
 Toyota Industries Corp.................     15,300        238,189
 Toyota Motor Credit Corp...............    179,700      4,296,994
 Trans Cosmos, Inc......................      1,000         11,463
 *Trend Micro Inc.......................      6,500        111,680
 #*UFJ Holdings, Inc....................        236        222,967
 UNY Co., Ltd...........................      9,000         73,366
 Ube Industries, Ltd....................     37,000         53,518
 Uni-Charm Corp.........................      3,000        130,178
 #Union Tool Co.........................        800         22,407
 Ushio Inc..............................      5,000         57,983
 Wacoal Corp............................      7,000         51,795
 World Co., Ltd.........................      2,000         37,624
 Yakult Honsha Co., Ltd.................      8,000        101,668
 Yamada Denki Co., Ltd..................      5,300        104,799
 Yamaha Corp............................      9,000        121,676
 #Yamaha Motor Co., Ltd.................     10,000         77,254
 Yamanouchi Pharmaceutical Co., Ltd.....     17,700        476,518
 Yamato Transport Co., Ltd..............     22,000        235,258
 Yamazaki Baking Co., Ltd...............      9,000         61,703
 Yasuda Fire & Marine Insurance Co.,
   Ltd..................................     48,000        217,917
 Yokogawa Electric Corp.................     12,000         81,067
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $112,469,465)...................                68,508,173
                                                      ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $43,631).......................                    43,215
                                                      ------------
TOTAL -- JAPAN
  (Cost $112,513,096)...................                68,551,388
                                                      ------------
FRANCE -- (9.1%)
COMMON STOCKS -- (9.1%)
 AXA....................................     78,664      1,178,702
 Accor SA...............................     10,940        411,228
 Air France.............................      9,700        129,943
 Air Liquide SA.........................      4,550        694,616
 Air Liquide SA.........................     10,266      1,541,711
 *Alcatel SA............................     53,300        488,341
 *Alstom SA.............................     21,944         88,267
 #Altran Technologies SA................     13,200         93,926
 #Arcelor SA............................     24,000        266,748
 *Atos Origin...........................      2,000         74,026
 Aventis................................     36,065      1,882,486
 BNP Paribas SA.........................     40,118      1,986,460
 Bouygues...............................     16,270        433,617
 *Business Objects SA...................      5,500        113,721
 *Cap Gemini SA.........................      7,550        262,222

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Carrefour..............................     32,300   $  1,446,252
 #Casino Guichard Perrachon.............      5,000        370,190
 Cie Generale D'Optique Essilor
   Intenational SA......................      5,570        226,668
 *Club Mediterranee SA..................      2,700         61,765
 Compagnie de Saint-Gobain..............     16,736        633,820
 Compagnie Francaise d'Etudes et de
   Construction Technip SA..............      1,790        171,370
 Dassault Systemes SA...................      6,900        226,500
 France Telecom SA......................     55,052      1,360,372
 Generale des Establissements Michelin
   SA Series B..........................      7,309        266,488
 Groupe Danone..........................      6,892        947,585
 Imerys SA..............................      1,000        145,841
 L'Oreal................................     31,350      2,274,999
 LVMH (Louis Vuitton Moet Hennessy).....     22,735      1,166,377
 LaFarge SA.............................      6,000        381,422
 LaFarge SA Prime Fidelity..............      8,259        505,114
 Lagardere S.C.A. SA....................      7,700        317,332
 Pechiney SA Series A...................      4,755        136,570
 Pernod-Ricard SA.......................      3,950        393,030
 *Peugeot SA............................     12,500        571,162
 #Pinault Printemps Redoute SA..........      5,800        481,264
 Publicis Groupe........................      8,200        214,586
 Renault SA.............................     12,800        569,213
 *SEB SA Prime Fidelity.................        900         84,311
 SGE (Societe Generale d'Enterprise
   SA)..................................      4,340        298,355
 Sanofi Synthelabo......................     33,956      2,170,574
 Schneider SA...........................     11,169        510,608
 Societe BIC SA.........................      3,600        137,608
 Societe Generale, Paris................     19,728      1,211,189
 Societe Television Francaise 1.........     11,500        340,033
 Sodexho Alliance SA....................      8,766        217,851
 #Stmicroelectronics NV.................     41,700        944,116
 Suez (ex Suez Lyonnaise des Eaux)......     47,070        799,964
 *Thales SA.............................      9,624        272,565
 #*Thomson Multimedia...................     15,000        257,927
 Total SA...............................     31,806      4,657,329
 Unibail SA.............................      2,500        183,331
 Valeo SA...............................      5,000        138,196
 *Vivendi Universal SA..................     50,236        921,718
 *Wanadoo SA............................     69,300        522,456
 Zodiac SA..............................      4,360        100,098
                                                      ------------
TOTAL -- FRANCE
  (Cost $41,004,035)....................                36,282,163
                                                      ------------
SWITZERLAND -- (7.4%)
COMMON STOCKS -- (7.4%)
 *ABB, Ltd..............................     76,410        241,709
 Adecco SA..............................     11,172        417,311
 *Centerpulse AG........................        818        224,530
 *Ciba Spezialitaetenchemie Holding
   AG...................................      4,525        288,365
 Cie Financiere Richemont AG
   Series A.............................     46,023        733,227
 *Clariant AG...........................     10,381         94,450
 Credit Swisse Group....................     68,149      1,841,822
 *Fischer (Georg) AG, Schaffhausen......        145         15,252
 *Forbo Holding AG, Eglisau.............        102         31,326
 #Givaudan SA...........................        573        226,573
 *Holcim, Ltd...........................      2,441        416,070
 #*Kudelski SA..........................      2,060         38,909
 Kuoni Reisen Holding AG................        110         27,871
                                           SHARES        VALUE+
                                           ------        ------
 *Logitech International SA.............      3,319   $    140,794
 Lonza Group AG.........................      2,970        145,144
 Nestle SA, Cham und Vevey..............     23,120      4,846,141
 Nobel Biocare Holding AG...............      1,200         77,440
 Novartis AG............................    165,322      6,479,955
 Phonak Holding AG......................      4,487         46,337
 *Publicitas Holding SA, Lausanne.......        104         17,727
 #Roche Holding AG Bearer...............      9,085      1,081,191
 Roche Holding AG Genusschein...........     40,256      3,069,202
 *Schindler Holding AG..................        210         32,610
 *Schindler Holding AG..................        340         56,844
 Serono SA..............................        684        401,757
 Societe Generale de Surveillance
   Holding SA...........................        530        218,522
 Sulzer AG, Winterthur..................        165         22,677
 Swatch Group AG........................      2,692        245,962
 Swiss Reinsurance Co., Zurich..........     10,853        697,463
 Swisscom AG............................      4,063      1,221,305
 Syngenta AG............................      6,949        354,805
 Synthes-Stratec Inc....................        661        451,687
 Tecan Group AG.........................        627         16,223
 The Swatch Group AG....................     18,164        335,407
 UBS AG.................................     73,375      3,954,857
 Unaxis Holding AG......................        912         81,227
 Valora Holding AG......................        209         36,908
 *Zurich Financial SVCS AG..............      8,251      1,000,943
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $28,696,686)....................                29,630,543
                                                      ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $13,109).......................                    13,115
                                                      ------------
TOTAL -- SWITZERLAND
  (Cost $28,709,795)....................                29,643,658
                                                      ------------
GERMANY -- (5.5%)
COMMON STOCKS -- (5.5%)
 Adidas-Salomon AG......................      1,900        167,823
 Aixtron AG.............................      2,400          8,299
 Allianz AG.............................     12,408        934,715
 Altana AG..............................      6,100        377,376
 BASF AG................................     27,650      1,177,232
 Bayer AG...............................     33,300        683,436
 #*Bayerische Vereinsbank AG............     24,348        333,617
 #Beiersdorf AG.........................      3,800        507,716
 Buderus AG.............................      2,700         93,807
 Continental AG.........................      5,300        103,788
 *D. Logistics AG.......................      1,200          1,764
 DaimlerChrysler AG.....................     47,852      1,512,259
 #*Deutsche Bank AG.....................     29,088      1,719,129
 Deutsche Boerse AG.....................      5,200        276,440
 *Deutsche Lufthansa AG.................     17,400        189,095
 Deutsche Post AG.......................     52,000        795,070
 *Deutsche Telekom AG...................    196,420      2,933,918
 Douglas Holding AG.....................      1,500         31,050
 E.ON AG................................     33,298      1,715,342
 *Epcos AG..............................      2,800         37,575
 Fresenius Medical Care AG..............      3,400        165,153
 Gehe AG................................      4,100        171,187
 *Heidelberger Zement AG................      3,229         87,429
 *Infineon Technologies AG..............     33,700        296,080
 Karstadt Quelle AG.....................      5,350        106,026
 #Linde AG..............................      5,800        196,462
 *MAN AG................................      6,300        105,217

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Merck KGAA.............................      1,900   $     63,911
 #Metro AG..............................     14,940        465,996
 #Munchener Rueckversicherungs-
   Gesellschaft AG......................      8,200        877,635
 #Preussag AG...........................      7,336         97,498
 Rwe AG (Neu)...........................        800         20,700
 #Rwe AG (NEU) Series A.................     25,750        746,539
 #SAP AG (Systeme Anwendungen Produkte
   in der Datenverarbeitung)............     15,700      1,758,827
 *SGL Carbon AG.........................        700          9,229
 Schering AG............................      9,600        508,092
 Siemens AG.............................     43,775      2,080,013
 ThyssenKrupp AG........................     23,400        244,943
 Volkswagen AG..........................     15,570        556,699
 *WCM Beteiligungs AG...................     11,608         25,803
                                                      ------------
TOTAL -- GERMANY
  (Cost $33,689,646)....................                22,182,890
                                                      ------------
NETHERLANDS -- (4.8%)
COMMON STOCKS -- (4.8%)
 #ABN-AMRO Holding NV...................    100,079      1,936,276
 AKZO Nobel NV..........................     16,300        413,520
 Aegon NV...............................     91,769        866,702
 Buhrmann NV............................      6,020         23,932
 Elsevier NV............................     45,100        538,395
 *Getronics NV..........................     11,878         12,014
 Hagemeyer NV...........................      4,866         28,616
 Heineken NV............................     22,962        825,048
 IHC Caland NV..........................      1,569         83,060
 Ing Groep NV...........................    120,941      1,948,740
 KLM (Koninklijke Luchtvaart Mij) NV....      2,377         17,417
 *Koninklijke Ahold NV..................     54,558        409,390
 *Koninklijke KPN NV....................    146,176      1,019,505
 Koninklijke Numico NV..................      8,312        105,484
 Koninklijke Philips Electronics NV.....     77,212      1,508,387
 Koninklijke Vendex KBB NV..............      4,178         50,810
 *Norit NV..............................     27,550        273,478
 Oce NV.................................      4,991         49,837
 Royal Dutch Petroleum Co., Den Haag....    128,200      5,796,020
 TNT Post Groep NV......................     29,270        507,433
 Unilever NV............................     34,842      2,036,657
 Vedior NV..............................      7,452         61,002
 Vnu NV.................................     15,274        443,540
 Wolters Kluwer NV......................     17,458        220,935
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $24,752,257)....................                19,176,198
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *IHC Caland NV Coupon
   (Cost $0)............................      1,569              0
                                                      ------------
TOTAL -- NETHERLANDS
  (Cost $24,752,257)....................                19,176,198
                                                      ------------
AUSTRALIA -- (4.5%)
COMMON STOCKS -- (4.5%)
 #AMP, Ltd..............................     90,460        281,184
 Amcor, Ltd.............................     49,911        266,702
 Aristocrat Leisure, Ltd................     25,182         15,261
 Australia & New Zealand Banking Group,
   Ltd..................................     92,467      1,116,550
 Australian Gas Light Co................     24,816        183,546
 Australian Stock Exchange, Ltd.........      3,400         27,252
 BHP Steel Ltd..........................     46,541        102,511
                                           SHARES        VALUE+
                                           ------        ------
 Boral, Ltd.............................     34,850   $    111,279
 Brambles Industries, Ltd...............     54,239        159,759
 Broken Hill Proprietary Co., Ltd.......    228,329      1,279,604
 CSL, Ltd...............................      8,414         65,357
 CSR, Ltd...............................     55,115         66,803
 Coca-Cola Amatil, Ltd..................     34,182        121,843
 Cochlear, Ltd..........................      3,100         62,846
 Coles Myer, Ltd........................     70,052        304,939
 Commonwealth Bank of Australia.........     76,593      1,409,516
 Computershare, Ltd.....................     21,742         24,086
 Deutsche Office Trust..................     44,700         34,372
 Fosters Brewing Group, Ltd.............    123,632        344,819
 Futuris Corp., Ltd.....................     40,104         40,508
 General Property Trust.................     75,385        151,796
 Harvey Norman Holdings, Ltd............     61,980         98,954
 Iluka Resources, Ltd...................      8,599         22,414
 Insurance Australiz Group, Ltd.........     98,768        214,971
 James Hardies Industries NL............     25,584        111,702
 John Fairfax Holdings, Ltd.............     41,239         78,739
 Leighton Holdings, Ltd.................     15,898         91,997
 Lend Lease Corp., Ltd..................     23,530        130,487
 MIM Holdings...........................    117,267        119,975
 Macquarie Bank, Ltd....................     12,444        225,354
 Macquarie Infrastructure Group.........     68,116        156,690
 Mayne Nickless, Ltd....................     47,988         80,680
 Mirvac, Ltd............................     36,136        103,141
 National Australia Bank, Ltd...........     92,479      1,994,744
 Newcrest Mining, Ltd...................     18,728         92,141
 News Corp., Ltd........................     87,121        659,698
 News Corp., Ltd. Pref Ordinary.........    120,097        762,267
 Onesteel, Ltd..........................     20,728         23,368
 Orica, Ltd.............................     14,070         91,688
 Origin Energy, Ltd.....................     38,768        113,685
 *Pacific Dunlop, Ltd...................      7,945         29,356
 Paperlinx, Ltd.........................     21,031         61,261
 Patrick Corp., Ltd.....................     11,186         86,161
 Publishing and Broadcasting, Ltd.......     38,572        235,269
 QBE Insurance Group, Ltd...............     35,148        205,680
 Rinker Group, Ltd......................     55,115        165,213
 Rio Tinto, Ltd.........................     24,629        498,820
 Santos, Ltd............................     32,615        112,219
 *Scigen................................     11,443            552
 Sonic Healthcare, Ltd..................     11,443         48,544
 Sons of Gwalia, Ltd....................      5,709          8,036
 Southcorp, Ltd.........................     39,226         69,528
 Stockland Trust Group..................     30,030        104,108
 Suncorp-Metway, Ltd....................     32,019        234,108
 Tab, Ltd...............................     27,500         59,317
 Tabcorp Holdings, Ltd..................     19,814        132,734
 Telstra Corp., Ltd.....................    392,200      1,152,657
 Transurban Group.......................     30,694         96,409
 *WMC Resources, Ltd....................     66,653        167,223
 WMC, Ltd...............................     59,053        165,473
 Wesfarmers, Ltd........................     22,342        365,291
 Westfield Holdings, Ltd................     34,476        343,286
 Westfield Trust........................     62,424        147,257
 *Westfield Trust Issue 03..............      2,294          5,157
 Westpac Banking Corp...................    108,037      1,147,562
 Woodside Petroleum, Ltd................     40,733        303,926
 Woolworths, Ltd........................     65,116        519,804
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $15,681,888)....................                17,808,179
                                                      ------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $47,157).......................              $     48,953
                                                      ------------
TOTAL -- AUSTRALIA
  (Cost $15,729,045)....................                17,857,132
                                                      ------------
ITALY -- (3.7%)
COMMON STOCKS -- (3.7%)
 Acea SpA...............................      4,000         18,207
 *Alitalia Linee Aeree Italiane SpA
   Series A.............................     50,000         12,996
 #Alleanza Assicurazioni SpA............     20,612        209,698
 #Assicurazioni Generali SpA, Trieste...     51,014      1,214,390
 *Autogrill SpA, Novara.................     10,000        108,087
 Banca Fideuram SpA.....................     20,000        108,910
 #Banca Monte Dei Paschi di Siena SpA...     63,000        188,576
 *Banca Nazionale del Lavoro SpA........     53,000         92,132
 Banca Popolare di Milano...............      9,520         42,212
 Benetton Group SpA.....................      6,950         70,298
 *Bipop-Carire SpA......................    118,000         58,012
 Bulgari SpA............................     10,000         51,162
 *Capitalia SpA.........................     67,860        113,175
 #Credito Italiano......................    211,500        967,650
 *E.Biscom SpA..........................      1,000         29,521
 Eni SpA................................    163,000      2,630,269
 Ente Nazionale per L'Energia Elettrica
   SpA..................................    247,000      1,719,797
 #Fiat SpA..............................     15,667        126,959
 #Gruppo Editoriale L'espresso SpA......     16,000         63,982
 Intesabci SpA..........................    217,942        697,218
 Italcementi Fabriche Riunite Cemento
   SpA, Bergamo.........................      4,680         48,713
 Luxottica Group SpA....................     15,000        185,771
 #Mediaset SpA..........................     48,000        438,653
 Mediobanca SpA.........................     25,000        250,518
 #Mediolanum SpA........................     24,000        134,644
 Mondadori (Arnoldo) Editore SpA........     10,500         79,284
 Parmalat Finanziaria SpA...............     28,600         84,094
 #*Pirelli SpA..........................     70,000         70,557
 #RAS SpA (Riunione Adriatica di
   Sicurta).............................     29,303        455,964
 SAI SpA (Sta Assicuratrice
   Industriale), Torino.................      2,000         30,297
 *SNIA SpA..............................     20,400         41,508
 *SNIA SpA..............................      2,720          5,359
 #San Paolo-IMI SpA.....................     55,607        517,980
 *Seat Pagine Gialle SpA, Torino........     11,060          8,117
 Telecom Italia Mobile SpA..............    331,740      1,736,266
 Telecom Italia SpA, Torino.............    212,500      1,964,445
 *Tiscali SpA...........................     13,000         65,287
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $15,761,652)....................                14,640,708
                                                      ------------
PREFERRED STOCKS -- (0.0%)
 Fiat SpA
   (Cost $43,047).......................      3,000         13,161
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)............................      1,677            647
                                                      ------------
TOTAL -- ITALY
  (Cost $15,804,699)....................                14,654,516
                                                      ------------
                                           SHARES        VALUE+
                                           ------        ------
SPAIN -- (3.3%)
COMMON STOCKS -- (3.3%)
 Acciona SA.............................      3,400   $    169,952
 Acerinox SA............................      3,500        132,551
 Autopistas Concesionaria Espanola SA...     15,651        228,256
 Banco Bilbao Vizcaya SA................    166,800      1,647,911
 #Banco Santander Central Hispanoamerica
   SA...................................    248,884      2,013,928
 *Coporacion Financiera Reunida SA......      6,070         61,397
 Corporacion Mapfre Compania
   Internacional de Reaseguros SA.......      9,700        101,536
 Endesa SA, Madrid......................     55,200        882,951
 Fomento de Construcciones y Contratas
   SA...................................      7,080        195,269
 Gas Natural SA, Buenos Aires...........     22,400        456,567
 Grupo Dragados SA, Madrid..............      8,700        174,667
 Grupo Ferrovial SA.....................      7,500        205,442
 Iberdrola SA...........................     47,000        821,439
 Iberia Lineas Aereas de Espana SA......     47,600         85,656
 Industria de Diseno Textil SA..........     32,500        731,999
 Metrovacesa SA.........................      3,442         95,539
 OCP Construcciones SA, Madrid..........      3,400        142,240
 Promotora de Informaciones SA..........     11,700         98,390
 Repsol SA..............................     63,700      1,006,925
 Sociedad General de Aguas de Barcelona
   SA...................................      6,131         78,238
 *Sociedad General de Aguas de Barcelona
   SA New Shares........................         61            741
 *Sol Melia SA..........................      8,400         40,309
 Tabacalera SA..........................     15,900        451,432
 *Tele Pizza SA.........................      7,000          8,233
 *Telefonica de Espana SA...............    258,757      2,906,390
 Telefonica Publicidad e Informacion
   SA...................................     14,600         70,919
 *Terra Networks SA.....................     29,400        187,069
 #Union Fenosa SA.......................     16,300        247,307
 Vallehermoso SA........................      8,200         91,139
 Zeltia SA..............................      8,400         76,567
                                                      ------------
TOTAL -- SPAIN
  (Cost $12,879,119)....................                13,410,959
                                                      ------------
SWEDEN -- (1.9%)
COMMON STOCKS -- (1.9%)
 Assa Abloy AB Series B.................     17,200        168,277
 #Atlas Copco AB Series A...............      6,300        150,847
 Atlas Copco AB Series B................      3,600         81,100
 Drott Series AB........................      4,700         53,848
 #Electrolux AB Series B................     18,500        352,465
 Eniro AB...............................      8,200         68,614
 Gambro AB Series A.....................     11,300         64,732
 #Gambro AB Series B....................      2,700         15,641
 Hennes & Mauritz AB Series B...........     37,700        868,714
 Hoeganges AB Series B..................      1,300         25,688
 Holmen AB Series B.....................      3,700         99,548
 *Modern Times Group AB Series B........      1,800         24,678
 *Netcom AB Series B....................      6,200        235,449
 Nordic Baltic Holdings AB..............    154,248        784,330
 Om AB..................................      2,500         16,574
 SSAB Swedish Steel Series A............      3,500         49,561
 Sandvik AB.............................     13,300        339,000
 Securitas AB Series B..................     16,500        167,801
 #Skandia Insurance AB..................     47,700        134,476

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Skandinaviska Enskilda Banken Series
   A....................................     34,900   $    370,648
 Skanska AB Series B....................     19,500        104,929
 Svenska Cellulosa AB Series B..........     11,500        396,748
 Svenska Handelsbanken Series A.........     36,800        634,797
 Svenska Kullagerfabriken AB
   Series A.............................      2,300         63,953
 Svenska Kullagerfabriken AB
   Series B.............................      4,000        110,966
 Swedish Match AB (Frueher Svenska
   Taendsticks AB)......................     18,400        148,040
 *Telefon AB L.M. Ericsson Series B.....    815,600        839,943
 #Telia AB..............................    241,700        952,095
 Trelleborg AB Series B.................      2,200         21,665
 Volvo AB Series A......................      6,600        132,966
 Volvo AB Series B......................     14,100        297,677
 *WM-Data AB Series B...................      8,500         13,568
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $9,916,941).....................                 7,789,338
                                                      ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $30,203).......................                    30,945
                                                      ------------
TOTAL -- SWEDEN
  (Cost $9,947,144).....................                 7,820,283
                                                      ------------
FINLAND -- (1.9%)
COMMON STOCKS -- (1.9%)
 Amer-Yhtymae Oyj Series A..............        800         25,452
 *Elisa Communications Corp.............      8,363         65,213
 Fortum Oyj.............................     51,253        402,072
 #Instrumentarium Oyj...................      2,400         95,126
 KCI Konecranes International Oyj.......        700         16,054
 Kesko Oyj..............................      4,800         57,923
 Kone Corp..............................      3,800        141,633
 Metso Oyj..............................      7,044         67,106
 Nokia Oyj..............................    290,147      5,221,172
 Orion-Yhtyma Oyj Series B..............      2,000         32,932
 Outokumpu Oyj Series A.................      9,300         77,332
 Pohjola Group P.L.C. Series D..........      2,200         36,018
 *Rautaruukki Oyj Series K..............      5,100         23,693
 Sampo Insurance Co., Ltd...............     33,600        263,982
 Stora Enso Oyj Series R................     43,400        451,743
 Tietoenator Corp.......................      2,800         48,640
 Upm-Kymmene Oyj........................     45,800        637,787
 Uponor Oyj Series A....................      1,400         30,133
 Wartsila Corp. Oyj Series B............      2,900         35,984
                                                      ------------
TOTAL -- FINLAND
  (Cost $7,308,351).....................                 7,729,995
                                                      ------------
HONG KONG -- (1.4%)
COMMON STOCKS -- (1.4%)
 ASM Pacific Technology, Ltd............     12,000         30,851
 Bank of East Asia, Ltd.................     52,571         99,092
 CLP Holdings, Ltd......................     94,900        408,865
 Cathay Pacific Airways, Ltd............    123,000        155,352
 Cheung Kong Holdings, Ltd..............     90,600        551,818
 Cheung Kong Infrastructure Holdings,
   Ltd..................................     88,000        181,670
 Esprit Holdings, Ltd...................     44,541         94,236
 Giordano International, Ltd............     40,000         12,181
 Hang Lung Properties, Ltd..............    113,500        106,241
 Hang Seng Bank, Ltd....................     75,500        803,525
                                           SHARES        VALUE+
                                           ------        ------
 Henderson Land Development Co., Ltd....     69,000   $    194,204
 Hong Kong Electric Holdings, Ltd.......     83,707        333,808
 Hong Kong Exchanges & Clearing, Ltd....     18,000         23,773
 Hutchison Whampoa, Ltd.................    167,500      1,018,046
 Hysan Development Co., Ltd.............     40,799         32,174
 Johnson Electric Holdings, Ltd.........    148,000        174,592
 Li & Fung, Ltd.........................    110,000        136,111
 New World Development Co., Ltd.........     89,880         32,270
 #*PCCW, Ltd............................    176,265        115,269
 Shangri-La Asia, Ltd...................     77,199         47,020
 Sino Land Co., Ltd.....................    134,200         38,288
 South China Morning Post (Holdings),
   Ltd..................................     39,198         14,953
 Sung Hungkai Properties, Ltd...........     94,706        472,391
 Swire Pacific, Ltd. Series A...........     37,000        158,461
 Television Broadcasts, Ltd.............     15,000         47,988
 Wharf Holdings, Ltd....................     98,542        188,902
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $7,714,423).....................                 5,472,081
                                                      ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $14,374).......................                    14,374
                                                      ------------
TOTAL -- HONG KONG
  (Cost $7,728,797).....................                 5,486,455
                                                      ------------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
 AGFA-Gevaert NV, Mortsel...............      7,300        162,272
 Barco (New) NV.........................        400         24,487
 Bekaert SA.............................        700         32,817
 Cie Martime Belge SA...................        300         21,523
 Colruyt SA Halle.......................      1,700        117,167
 D'Ieteren SA...........................        290         38,474
 #Delhaize Freres & cie le Lion SA
   Molenbeek-Saint Jean.................      2,700         87,360
 Dexia SA...............................     28,700        379,746
 #Electrabel SA.........................      2,800        712,317
 #Fortis AG.............................     33,279        549,536
 Interbrew SA...........................     11,000        231,840
 #KBC Bancassurance Holding SA..........     15,700        652,012
 Omega Pharma SA........................        500         14,002
 Solvay SA..............................      4,400        339,998
 UCB SA.................................      7,600        245,455
 Union Miniere SA.......................      1,100         50,508
                                                      ------------
TOTAL -- BELGIUM
  (Cost $4,453,530).....................                 3,659,514
                                                      ------------
IRELAND -- (0.8%)
COMMON STOCKS -- (0.8%)
 Allied Irish Banks P.L.C...............     62,710        940,384
 Bank of Ireland P.L.C..................     68,607        851,294
 CRH P.L.C..............................     35,698        554,212
 DCC P.L.C..............................      4,814         67,377
 *Elan Corp. P.L.C......................     22,161        126,412
 Greencore Group P.L.C..................     13,193         46,240
 Independent News & Media P.L.C.........     30,307         52,399
 *Independent News & Media P.L.C. Issue
   03...................................      8,081         14,066
 Irish Permanent P.L.C..................     18,325        226,304
 Kerry Group P.L.C......................     11,740        181,573

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Ryanair Holdings P.L.C................     32,702   $    223,465
 Waterford Wedgwood P.L.C...............     42,920         11,106
                                                      ------------
TOTAL -- IRELAND
  (Cost $3,356,628).....................                 3,294,832
                                                      ------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
 Bang & Olufsen Holding A.S.
   Series B.............................        290          7,304
 Carlsberg A.S. Series B................      1,820         73,520
 Coloplast A.S. Series B................        970         70,684
 Dampskibsselskabet AF (1912) A.S.......         31        322,642
 Dampskibsselskabet Svendborg A.S.......         21        327,680
 Danisco A.S............................      2,450         93,147
 Danske Bank A.S........................     33,656        703,769
 East Asiatic Co., Ltd..................        900         24,523
 *FLS Industries........................        890          8,600
 *Gn Great Nordic A.S...................      9,620         41,756
 Group 4 Falck A.S......................      3,480         59,538
 H. Lundbeck A.S........................     11,002        214,373
 ISS A.S................................      1,763         60,605
 Koebenhavns Lufthavne..................        280         24,307
 *Neg Micon A.S.........................      2,460         23,382
 Nordiske Kabel-Og Traadfabrikker
   Holding A.S..........................      1,100         15,334
 Novo-Nordisk A.S. Series B.............     14,150        494,264
 Novozymes A.S. Series B................      2,830         80,248
 Sparkasse Regensburg...................        880         22,723
 TK Development.........................        614          3,210
 Tele Danmark A.S.......................     10,210        298,412
 *Topdanmark A.S........................      1,300         49,425
 Vestas Wind Systems A.S................      4,400         40,427
 *William Demant Holding................      3,260         76,432
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $3,197,871).....................                 3,136,305
                                                      ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $466)..........................                       480
                                                      ------------
TOTAL -- DENMARK
  (Cost $3,198,337).....................                 3,136,785
                                                      ------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
 Allgreen Properties, Ltd...............     41,000         20,327
 Capitaland, Ltd........................    115,500         77,905
 *Chartered Semiconductor Manufacturing,
   Ltd..................................     55,000         27,903
 City Developments, Ltd.................     32,000         72,685
 Creative Technology Co., Ltd...........      3,000         20,062
 Cycle & Carriage, Ltd..................      4,400         13,317
 DBS Group Holdings, Ltd................     60,000        338,981
 Fraser & Neave, Ltd....................      9,000         45,140
 Haw Par Brothers International, Ltd....      2,248          4,925
 Keppel Corp., Ltd......................     25,000         63,415
 Keppel Land, Ltd.......................     22,000         15,600
 *Neptune Orient Lines, Ltd.............     23,000         17,503
 Overseas Chinese Banking Corp., Ltd....     50,300        266,780
 Overseas Union Enterprise, Ltd.........      6,000         21,273
 Parkway Holdings, Ltd..................     20,000          8,705
 Sembcorp Industries, Ltd...............     52,000         33,575
 Sembcorp Logistics, Ltd................     39,000         43,168
 Sembcorp Marine, Ltd...................     55,000         30,122
                                           SHARES        VALUE+
                                           ------        ------
 Singapore Airlines, Ltd................     47,000   $    260,116
 Singapore Land, Ltd....................     11,000         22,322
 Singapore Press Holdings...............     14,000        134,785
 Singapore Technologies Engineering,
   Ltd..................................    132,000        128,605
 Singapore Telecommunications, Ltd......    732,000        624,555
 Smrt Corporation, Ltd..................     59,000         20,068
 #*St Assembly test Services, Ltd.......     38,000         30,232
 United Overseas Bank, Ltd..............     64,000        409,545
 United Overseas Land, Ltd..............     22,000         23,971
 Venture Manufacturing (Singapore),
   Ltd..................................      7,000         60,936
 Wing Tai Holdings, Ltd.................     19,000          7,941
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $4,752,101).....................                 2,844,462
                                                      ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $22,188).......................                    22,568
                                                      ------------
TOTAL -- SINGAPORE
  (Cost $4,774,289).....................                 2,867,030
                                                      ------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 BPI SGPS SA............................     44,098        124,995
 Banco Comercial Portugues SA...........    162,985        266,453
 Banco Espirito Santo e Comercial de
   Lisboa...............................     16,320        245,691
 Brisa Auto Estradas de Portugal SA.....     13,500         75,579
 Cimpor Cimentos de Portugal SA.........     30,900        119,204
 Electricidade de Portugal SA...........    117,800        250,774
 *Jeronimo Martins (Estabelecimentos
   Jeronimo Martins & Filho
   Administracao e Participacoes
   Financeiros SA)......................      5,600         44,524
 *PT Multimedia Servicos de
   Telecomunicacoes e Multimedia SGPS
   SA...................................      4,000         72,920
 Portugal Telecom SA....................     62,730        479,565
 *Sonae SGPS SA.........................    108,923         52,524
                                                      ------------
TOTAL -- PORTUGAL
  (Cost $2,385,068).....................                 1,732,229
                                                      ------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 *Aker Kvaerner ASA.....................        754          8,910
 Bergesen Dy ASA Series A...............      3,400         86,872
 #Den Norske Bank ASA Series A..........     36,500        198,518
 *Merkantildata ASA.....................      6,800          3,963
 *Nera ASA..............................      6,300          8,660
 #Norsk Hydro ASA.......................     15,700        694,381
 Norske Skogindustrier ASA Series A.....      5,000         70,974
 *Opticom ASA...........................        600          6,589
 Orkla ASA Series A.....................     11,471        209,107
 *Petroleum Geo Services ASA............      4,600          1,760
 Schibsted ASA..........................      2,700         35,300
 Smedvig ASA Series A...................      3,800         22,201
 *Storebrand ASA........................     14,500         63,914
 *Tandberg ASA Series A.................      5,600         24,182
 #Telenor ASA...........................     42,921        193,679
 Tomra Systems ASA......................      9,200         45,776
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $1,889,970).....................                 1,674,786
                                                      ------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $2,178)........................              $      2,453
                                                      ------------
TOTAL -- NORWAY
  (Cost $1,892,148).....................                 1,677,239
                                                      ------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 Alpha Credit Bank......................      7,170        111,483
 Athens Water & Sewerage Public Co......      4,100         15,817
 Attica Enterprises S.A. Holdings.......      3,130          6,921
 Bank of Piraeus S.A....................      6,510         43,643
 Commercial Bank of Greece..............      2,500         35,461
 EFG Eurobank Ergasias S.A..............     11,390        152,985
 *Hellenic Bottling Co., S.A............      9,200        138,286
 Hellenic Duty Free Shops S.A...........      2,000         24,087
 Hellenic Petroleum S.A.................     10,100         71,749
 *Hellenic Technodomiki S.A.............      3,900         25,870
 Hellenic Tellecommunication
   Organization Co. S.A.................     20,900        219,265
 *Intracom S.A..........................      3,310         17,986
 Mailis (M.J.) S.A......................      2,800          8,595
 National Bank of Greece................      9,100        147,699
 Panafon Hellenic Telecommunications Co.
   S.A..................................     15,380         99,128
 *Public Power Corp. of Greece..........      9,600        153,331
 Titan Cement Co........................      1,140         43,415
 Viohalco...............................      2,800         12,909
                                                      ------------
TOTAL -- GREECE
  (Cost $1,631,190).....................                 1,328,630
                                                      ------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
 Auckland International Airport, Ltd....     14,152         44,775
 Carter Holt Harvey, Ltd................     91,400         83,377
 Contact Energy, Ltd....................     18,722         50,263
 Fisher & Paykel Apppliances Holdings,
   Ltd..................................      3,520         25,403
 Fisher & Paykel Industries, Ltd........      3,379         21,538
 Fletcher Building, Ltd.................     16,056         32,537
 Independent Newspapers, Ltd.
   (Auckland)...........................     17,200         42,602
 Sky City, Ltd..........................      9,707         47,357
 Telecom Corporation of New Zealand,
   Ltd..................................    108,901        333,234
 Warehouse Group, Ltd...................     14,200         35,253
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $548,293).......................                   716,339
                                                      ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $23,828).......................                    29,008
                                                      ------------
TOTAL -- NEW ZEALAND
  (Cost $572,121).......................                   745,347
                                                      ------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 BWT AG.................................        880         11,075
 Bohler Uddeholm AG.....................        480         25,890
 Erste Bank der Oesterreichischen
   Sparkassen AG........................      1,259        106,615
                                           SHARES        VALUE+
                                           ------        ------
 Flughafen Wien AG......................        579   $     21,213
 Mayr-Melnhof Karton AG.................        472         40,525
 Oesterreichische
   Elektrizitaetswirtschafts AG.........        810         73,832
 Omv AG.................................      1,557        173,968
 *Rhi AG, Wien..........................        778          9,324
 *Telekom Austria AG....................      8,470         93,243
 *Va Technologie AG.....................        805         23,670
 Voest-Alpine Stahl AG..................        825         27,848
 Wienerberger AG........................      4,007         72,765
                                                      ------------
TOTAL -- AUSTRIA
  (Cost $673,623).......................                   679,968
                                                      ------------
CANADA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Canadian Dollars
   (Cost $4,955)........................                     5,497
                                                      ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $658)..........................                       792
                                                      ------------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (9.3%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $13,733,000 U.S.
   Treasury Notes 1.875%, 09/30/04,
   valued at $13,904,663) to be
   repurchased at $13,700,370
   (Cost $13,699,000)...................  $  13,699     13,699,000
 Repurchase agreements in a Pooled Cash
   Accont, Mizuho Securities, 1.27%,
   06/02/03 (Collaterized by $30,889,000
   U.S. Treasury Obligations, rates
   ranging from 3.00% to 8.125%,
   maturities ranging from 11/15/07 to
   11/15/27, valued at $23,381,389) to
   be repurchased at $23,384,474 (.)
   (Cost $23,381,389)...................     23,381     23,381,389
                                                      ------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $37,080,389)....................                37,080,389
                                                      ------------
TOTAL TEMPORARY CASH INVESTMENTS --
  (100.0%)
  (Cost $478,453,920)++.................              $400,674,377{/\}
                                                      ============

--------------------

  +  See Note B to Financial Statements
  #  Total or Partial Securities on Loan
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $479,305,297
{/\} Includes $22,150,612 of securities on loan (See Note K)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            SCHEDULES OF INVESTMENTS
                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                                  MAY 31, 2003
                                  (UNAUDITED)

                                                         VALUE+
                                                         ------
Investment in The Japanese Small Company
 Series of The DFA Investment Trust
 Company (28.4%) (Cost $213,756,364)....              $172,557,016
Investment in The Pacific Rim Small
 Company Series of The DFA Investment
 Trust Company (14.3%) (Cost
 $99,441,271)...........................                86,211,922
Investment in The United Kingdom Small
 Company Series of The DFA Investment
 Trust Company (15.1%) (Cost
 $82,879,437)...........................                91,482,487
Investment in The Continental Small
 Company Series of The DFA Investment
 Trust Company (42.1%) (Cost
 $225,190,499)..........................               255,232,086
Temporary Cash Investments (0.1%)
 Repurchase Agreement, PNC Capital
 Markets Inc. 1.20%, 06/02/03
 (Collateralized by $707,000 U.S.
 Treasury Notes 1.875%, 09/30/04, valued
 at $715,838) to be repurchased at
 $705,071 (Cost $705,000)...............                   705,000
                                                      ------------
    Total Investments (100%) (Cost
     $621,972,571)++....................              $606,188,511
                                                      ============

--------------

++   The cost for federal income tax purposes is $622,097,079

                        JAPANESE SMALL COMPANY PORTFOLIO

                                  MAY 31, 2003
                                  (UNAUDITED)

                                                        VALUE+
                                                        ------
Investment in The Japanese Small Company
  Series of The DFA Investment Trust
  Company...............................              $34,012,729
                                                      -----------
    Total Investments (100%) (Cost
      $171,942,221)++...................              $34,012,729
                                                      ===========

--------------

++   The cost for federal income tax purposes is $174,627,964

--------------

+    See Note B to Financial Statements

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            SCHEDULES OF INVESTMENTS
                      PACIFIC RIM SMALL COMPANY PORTFOLIO

                                  MAY 31, 2003
                                  (UNAUDITED)

                                                        VALUE+
                                                        ------
Investment in The Pacific Rim Small
  Company Series of The DFA Investment
  Trust Company.........................              $22,503,557
                                                      -----------
    Total Investments (100%) (Cost
      $62,490,824)++....................              $22,503,557
                                                      ===========

--------------

++   The cost for federal income tax purposes is $62,589,295

                     UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                  MAY 31, 2003
                                  (UNAUDITED)

                                                        VALUE+
                                                        ------
Investment in The United Kingdom Small
  Company Series of The DFA Investment
  Trust Company.........................              $16,302,793
                                                      -----------
    Total Investments (100%) (Cost
      $14,975,049)++....................              $16,302,793
                                                      ===========

--------------

++   The cost for federal income tax purposes is $14,981,873

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                  MAY 31, 2003
                                  (UNAUDITED)

                                                        VALUE+
                                                        ------
Investment in The Continental Small
  Company Series of The DFA Investment
  Trust Company.........................              $26,219,177
                                                      -----------
    Total Investments (100%) (Cost
      $23,228,454)++....................              $26,219,177
                                                      ===========

--------------

++   The cost for federal income tax purposes is $23,228,633

--------------

+    See Note B to Financial Statements

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                            SHARES        VALUE+
                                            ------        ------
JAPAN -- (21.7%)
COMMON STOCKS -- (21.5%)
 AOI Electronics Co., Ltd...............      10,600   $    105,464
 #Achilles Corp.........................     239,000        283,751
 Agro-Kanesho Co., Ltd..................       7,000         23,118
 #Ahresty Corp..........................      17,000        108,733
 #Aichi Bank, Ltd.......................      19,900      1,088,132
 *#Aichi Corp...........................      63,200        150,596
 #Aichi Machine Industry Co., Ltd.......     188,000        298,650
 #Aida Engineering, Ltd.................     191,000        463,108
 Aigan Co., Ltd.........................      27,000        157,117
 *Akai Electric Co., Ltd................     490,000          4,097
 #Akita Bank, Ltd.......................     280,000      1,065,173
 #Aloka Co., Ltd........................      42,000        298,834
 Alpha Systems Inc......................      16,000        225,141
 Altech Co., Ltd........................       8,800         31,711
 Amada Machinics Co., Ltd...............     234,050        389,415
 #Ando Corp.............................     177,000        220,501
 Anest Iwata Corp.......................      63,000         89,018
 *#Anritsu Corp.........................     113,000        530,020
 Aoi Advertising Promotion, Inc.........      11,500         54,998
 Aoki International Co., Ltd............      97,000        494,712
 *Apic Yamada Corp......................      20,000         34,447
 Arakawa Chemical Industries, Ltd.......      22,000        165,729
 *#Araya Industrial Co., Ltd............     156,000        127,821
 Argo 21 Corp...........................      12,000         64,713
 #Aronkasei Co., Ltd....................      37,000        100,539
 #Asahi Kogyosha Co., Ltd...............      92,000        221,529
 Asahi Organic Chemicals Industry Co.,
   Ltd..................................     274,000        520,028
 *Asahi Tec Corp........................      65,000         83,149
 *Asahi Techno Glass Corp...............      57,000        100,079
 #Asanuma Corp..........................     254,000        348,280
 #Ashimori Industry Co., Ltd............      84,000        128,523
 Asia Air Survey Co., Ltd...............      16,000         29,163
 #Asics Corp............................     384,000        590,744
 #Atsugi Nylon Industrial Co., Ltd......     393,000        266,151
 Autobacs Seven Co., Ltd................      16,800        292,162
 *Azel Corp., Tokyo.....................     152,000         68,626
 Azwell, Inc............................      85,000        394,423
 #Bank of Iwate, Ltd....................      28,000      1,020,693
 Bank of Okinawa, Ltd...................      39,700        667,171
 Bank of Saga, Ltd......................     215,000        771,163
 #Best Denki Co., Ltd...................     258,000      1,113,064
 Bull Dog Sauce Co., Ltd................      12,000         75,248
 Bunka Shutter Co., Ltd.................     129,000        387,199
 #CMK Corp..............................      56,000        237,381
 CTI Engineering Co., Ltd...............      18,200         83,083
 Cabin Co., Ltd.........................     119,000        139,292
 Calsonic Corp..........................     175,000        836,921
 Canon Aptex, Inc.......................      15,280        118,172
 *Carolina Co., Ltd.....................      65,000         36,412
 Central Finance Co., Ltd...............     267,000        962,142
 Cesar Co...............................      98,000            819
 *Chisan Tokan Co., Ltd.................     121,000         45,525
 #Chiyoda Co., Ltd......................      83,000        690,481
 Chodai Co. Ltd.........................      12,000         28,995
                                            SHARES        VALUE+
                                            ------        ------
 Chofu Seisakusho Co., Ltd..............      59,000   $    833,661
 Chudenko Corp..........................     179,460      2,019,590
 Chuetsu Pulp and Paper Co., Ltd........     242,000        473,458
 *Chugai Mining Co., Ltd................   1,925,000        112,663
 Chugokukogyo Co., Ltd..................      22,000         27,407
 Chuo Denki Kogyo co., Ltd..............      17,000         19,188
 Chuo Gyorui Co., Ltd...................      58,000         83,893
 #Chuo Spring Co., Ltd., Nagoya.........     181,000        608,352
 Chuo Woollen Mills, Ltd................      30,000         22,825
 Cleanup Corp...........................      74,000        662,631
 #Coca Cola Central Japan Co., Ltd......          80        452,824
 #Credia Co., Ltd.......................      11,800        119,376
 *D'urban, Inc..........................     125,000        161,992
 DMW Corp...............................       1,600         30,233
 *Daibiru Corp..........................       8,000         27,691
 Dai-Dan Co., Ltd.......................      95,000        377,284
 Daido Kogyo Co., Ltd...................      42,000         72,338
 Daido Steel Co., Ltd...................     842,000      1,379,808
 *#Daido Steel Sheet Corp...............      95,000        158,062
 Daidoh, Ltd............................      91,000        513,565
 #Daihen Corp...........................     226,000        255,090
 #Daiho Corp............................     106,000        140,028
 Daiichi Cement Co., Ltd................      59,000        102,604
 Dai-Ichi Jitsugyo Co., Ltd.............      70,000        127,001
 *Dai-Ichi Katei Denki Co., Ltd.........     225,000          1,881
 Dai-Ichi Kogyo Seiyaku Co., Ltd........      38,000         77,204
 *Daiko Denshi Tsushin, Ltd.............      14,000         19,899
 Daiko Shoken Business Co., Ltd.........      21,000         49,513
 #Daimei Telecom Engineering Corp.......      72,000        208,888
 Dainichi Co., Ltd......................      28,100        110,422
 *Daisue Construction Co., Ltd..........      12,500          6,062
 Daito Seiki Co., Ltd...................       8,000         11,906
 #Daiwa Industries, Ltd.................      87,000        220,400
 #Daiwa Kosho Lease Co., Ltd............     236,000        542,619
 #Daiwabo Co., Ltd......................     315,000        268,634
 Daiwabo Information System Co., Ltd....      19,000        144,559
 #Danto Corp............................      47,000        142,252
 Denki Kogyo Co., Ltd...................      63,000        173,822
 #Denyo Co., Ltd........................      44,000        190,193
 *#Descente, Ltd........................     240,000        300,991
 *Dia Kensetsu Co., Ltd.................      78,000         41,085
 #Diamond Computer Service Co., Ltd.....      23,000        103,842
 *Dijet Industrial Co., Ltd.............      10,000         10,786
 *Dynic Corp............................      62,000         59,613
 *Eco-Tech Construction Co., Ltd........     231,000         44,421
 Edion Corp.............................     121,275        587,084
 Edosawa Co., Ltd.......................       6,000         31,855
 #Eighteenth Bank, Ltd..................     275,000      1,096,735
 Eikoh, Inc.............................      13,000         49,781
 #Exedy Corp............................      63,000        631,554
 *#First Baking Co., Ltd................      70,000         78,425
 #Foster Electric Co., Ltd..............      26,000        106,300
 *#Fudo Construction Co., Ltd...........     191,000        143,723
 *Fuji Electric Construction Co.,
   Ltd..................................      24,000         26,086
 Fuji Kiko Co., Ltd.....................      57,000        107,705
 Fujikura Rubber, Ltd...................      30,000         71,736
 #Fujitsu Business Systems, Ltd.........      36,800        313,218

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #Fujitsu Denso, Ltd....................      31,500   $    135,897
 Fujitsu Kiden, Ltd.....................      37,000        208,503
 #Fukuda Corp...........................      80,000        253,501
 *#Furukawa Co., Ltd....................     349,000        204,256
 Fuso Dentsu Co., Ltd...................       8,000         25,484
 Fuso Lexel Inc.........................      13,000         54,672
 Futaba Industrial Co., Ltd.............     101,000        998,135
 *#Gakken Co., Ltd......................     180,000        195,644
 *#Godo Steel, Ltd......................     299,000        282,488
 *#Goldwin, Inc.........................      76,000        120,095
 *Graphtec Corp.........................      72,000         58,994
 #Gun-Ei Chemical Industry Co., Ltd.....     285,000        559,968
 *Gunze Sangyo, Inc., Tokyo.............      32,000         50,834
 Gunze, Ltd.............................      80,000        280,925
 #Harima Chemicals, Inc.................      65,000        219,556
 Harumoto Corp..........................      37,000         55,065
 Haruyama Trading Co., Ltd..............      21,000        228,251
 Heiwado Co., Ltd.......................      92,000        903,039
 Hibiya Engineering, Ltd................      67,000        359,074
 Himaraya Co., Ltd......................      15,000         34,363
 #Hisaka Works, Ltd.....................      88,000        346,541
 Hitachi Cable, Ltd.....................     230,000        528,824
 Hitachi Kiden Kogyo, Ltd...............       9,000         29,271
 #Hitachi Koki Co., Ltd.................     218,000        701,726
 Hitachi Kokusai Electric, Inc..........     153,000        556,457
 Hitachi Medical Corp...................      62,000        697,212
 Hitachi Metals Techno, Ltd.............      15,000         35,868
 #Hitachi Plant Engineering &
   Construction Co., Ltd................     244,000        624,255
 Hitachi Transport System, Ltd..........     162,000      1,010,426
 *#Hitachi Zosen Corp...................     441,000        269,161
 #Hochiki Corp..........................      38,000         95,631
 *#Hodogaya Chemical Co., Ltd...........      93,000        138,406
 #Hokkai Can Co., Ltd., Tokyo...........     158,000        284,018
 *#Hokkaido Bank, Ltd...................     510,000        464,780
 Hokkaido Coca Cola Bottling Co., Ltd...      24,000        116,383
 Hokko Chemical Industry Co., Ltd.......      28,000         95,748
 #Hokuriku Electrical Construction Co.,
   Ltd..................................      64,000        161,063
 *Hokushin Co., Ltd.....................      32,600         20,987
 #Honen Ajinomoto Oil Mills, Inc........     141,000        214,556
 #Horiba, Ltd...........................       8,000         63,409
 Horipro, Inc...........................      24,000        127,419
 *#Howa Machinery, Ltd..................     139,000         92,973
 ISE Chemicals Corp.....................      22,000         55,550
 #Ichikawa Co., Ltd.....................      81,000        195,042
 *Ichiken Co., Ltd......................      45,000         32,357
 #Ichikoh Industries, Ltd...............     133,000        259,094
 Ichiyoshi Securities Co., Ltd..........      57,000        111,994
 Idec Izumi Corp........................     108,000        398,211
 #Ihara Chemical Industry Co., Ltd......      82,000        148,773
 *#Ikegami Tsushinki Co., Ltd...........     129,000        200,610
 *Impress Corp..........................         110         42,398
 #Inaba Denki Sangyo Co., Ltd...........      39,700        487,599
 Inabata and Co., Ltd., Osaka...........     155,000        679,068
 Ines Corp..............................      50,700        343,355
 *Inui Steamship Co., Ltd...............      32,000         17,123
 *#Iseki & Co., Ltd.....................     405,000        392,793
 Ishikawajima Construction Materials
   Co., Ltd.............................      26,000         64,128
                                            SHARES        VALUE+
                                            ------        ------
 Ishikawajima Transport Machinery Co.,
   Ltd..................................      45,000   $     68,099
 *#Ishizuka Glass Co., Ltd..............      90,000        135,446
 #Itochu Enex Co., Ltd..................     230,000        855,733
 Itochu Warehouse Co., Ltd..............      38,000         51,469
 #Itoham Foods, Inc.....................     418,000      1,369,976
 #Itoki Crebio Corp.....................      63,000        131,157
 Iwaki & Co., Ltd.......................      31,000         42,507
 #Iwasaki Electric Co., Ltd.............      88,000        249,421
 *#Iwatsu Electric Co., Ltd.............      50,000         59,362
 #Izumiya Co., Ltd......................     156,000        683,450
 #JMS Co., Ltd..........................     108,000        299,787
 *Jac Holdings Co., Ltd.................      21,000         85,155
 #Jaccs Co., Ltd........................     201,000        736,073
 *Janome Sewing Machine Co., Ltd........     209,000        152,025
 *Japan Bridge Corp.....................      31,000         12,441
 Japan Digital Laboratory Co., Ltd......      49,500        345,989
 #Japan Foundation Engineering Co.,
   Ltd..................................      52,000        106,517
 Japan Maintenance Co., Ltd.............      26,100        113,255
 Japan Oil Transportation Co., Ltd......      41,000         74,729
 *#Japan Radio Co., Ltd.................     200,000        608,670
 Japan Steel Tower Co., Ltd.............      29,000         38,794
 *Japan Steel Works, Ltd................     594,000        521,466
 #Japan Transcity Corp..................     103,000        195,485
 #Japan Vilene Co., Ltd.................     162,000        478,124
 Jeans Mate Corp........................       5,590         49,354
 Jidosha Denki Kogyo Co., Ltd...........      29,000         45,098
 #Joban Kosan Co., Ltd..................     105,000        126,416
 Joint Corp.............................      18,500         96,672
 *#Joshin Denki Co., Ltd................      81,000        167,953
 Jsp Corp...............................      37,000        188,704
 Juel Verite Ohkubo Co., Ltd............      24,000         37,122
 *#Jujiya Co., Ltd......................     265,000         90,841
 Juntendo Co., Ltd......................      27,000         42,891
 Kadokawa Shoten Publishing Co., Ltd....      24,000        443,460
 #Kagawa Bank, Ltd......................     121,000        606,998
 #Kagoshima Bank, Ltd...................     559,000      2,416,312
 #Kahma Co., Ltd........................      52,000        340,420
 Kameda Seika Co., Ltd..................      38,000        200,159
 Kamei Corp.............................      77,000        319,961
 Kanaden Corp...........................      45,000        153,882
 #Kanamoto Co., Ltd.....................      53,000        209,155
 #Kandenko Co., Ltd.....................     477,000      1,407,809
 *Kanto Bank, Ltd.......................      30,700        231,524
 #Kanto Natural Gas Development Co.,
   Ltd..................................     152,000        626,529
 *#Kanto Special Steel Works, Ltd.......      34,000          9,665
 Kasai Kogyo Co., Ltd...................      65,000        116,843
 #Kasei (C.I.) Co., Ltd.................      62,000        205,276
 Katakura Chikkarin Co., Ltd............      29,000         63,768
 Kato Sangyo Co., Ltd...................      66,000        513,189
 Kato Spring Works Co., Ltd.............      38,000         53,058
 #Kato Works Co., Ltd...................     100,000        140,462
 *Katsumura Construction Co., Ltd.......      40,000         31,771
 #Kawada Industries, Inc................      95,000        200,953
 *Kawai Musical Instruments
   Manufacturing Co., Ltd...............     104,000        130,429
 #Kawasaki Heavy Industries, Ltd........      78,400         63,583
 *Kawasaki Kasei Chemicals, Ltd.........      58,000         41,219

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #Kawashima Textile Manufacturers,
   Ltd..................................     215,000   $    221,103
 #Kawasho Gecoss Corp...................      64,300        219,880
 Kawasumi Laboratories, Inc.............      22,000        128,757
 #Keihin Co., Ltd.......................     101,000        134,267
 Keiiyu Co., Ltd........................      13,000         73,584
 #Kinki Coca-Cola Bottling Co., Ltd.....     102,000        573,086
 #Kinseki, Ltd..........................      79,000        428,009
 *Kinugawa Rubber Industrial Co., Ltd...      59,000         62,155
 #Kioritz Corp..........................     172,000        524,894
 #Kishu Paper Co., Ltd..................     135,000        197,525
 *Kitagawa Iron Works Co., Ltd..........     123,000        120,321
 #Kita-Nippon Bank, Ltd.................       7,200        266,076
 #Kitano Construction Corp..............     133,000        195,711
 Kitazawa Sangyo Co., Ltd...............      31,500         47,406
 #Kitz Corp.............................     197,000        219,063
 Koa Corp...............................      18,000         90,297
 Kodensha Co., Ltd......................      25,000         58,526
 Koike Sanso Kogyo Co., Ltd.............      72,000         76,452
 Koito Industries, Ltd..................      65,000        165,754
 Koito Manufacturing Co., Ltd...........     102,000        436,637
 #Kojima Co., Ltd.......................      56,700        338,479
 *Kokune Corp...........................      99,000            828
 #Kokusai Kogyo Co., Ltd................      84,000        252,832
 #Komai Tekko, Inc......................      63,000        155,386
 *Komatsu Electronics Metals Co., Ltd...      42,000        202,617
 #Komatsu Seiren Co., Ltd...............      90,000        191,882
 Komatsu Wall Industry Co., Ltd.........      17,000        164,876
 Komori Corp............................     108,000        977,016
 #Konaka Co., Ltd.......................      32,000        227,950
 *#Kosei Securities Co., Ltd............     138,000        113,072
 #Krosaki Corp..........................     122,000        154,024
 #Kumiai Chemical Industry Co., Ltd.,
   Tokyo................................     171,000        277,363
 #Kurabo Industries, Ltd................     456,000        602,383
 #Kurimoto, Ltd.........................     257,000        446,938
 Kuroganeya Co., Ltd....................      15,000         41,762
 Kyodo Printing Co., Ltd................     101,000        276,978
 Kyokuto Boeki Kaisha, Ltd..............      30,000         59,697
 Kyokuto Kaihatsu Kogyo Co., Ltd........      46,000        306,910
 #Kyosan Electric Manufacturing Co.,
   Ltd..................................     107,000        275,540
 Kyowa Exeo Corp........................     139,000        380,026
 #Kyowa Leather Cloth Co., Ltd..........      61,000        271,326
 Kyudenko Corp..........................     150,000        524,225
 #Laox Co., Ltd.........................      54,000        106,099
 *Lonseal Corp..........................      63,000         46,353
 #MR Max Corp...........................      57,000        158,221
 #Maeda Corp............................     319,000        981,497
 Maeda Road Construction Co., Ltd.......     158,000        635,408
 #Maezawa Industries, Inc...............      31,000        106,785
 Maezawa Kaisei Industries Co., Ltd.....      16,800        184,006
 Maezawa Kyuso Industries Co., Ltd......      25,000        125,622
 *#Magara Construction Co., Ltd.........      57,000         94,361
 Makino Milling Machine Co., Ltd........     136,000        339,986
 Marubeni Construction Material Lease
   Co., Ltd.............................      30,000         32,357
 Marubun Corp...........................      34,000        131,332
 #Marudai Food Co., Ltd.................     276,000        334,601
 #Marusan Securities Co., Ltd...........     111,000        222,733
 Maruwa Co., Ltd........................       9,300         69,980
                                            SHARES        VALUE+
                                            ------        ------
 Maruwn Corp............................      36,000   $     71,937
 Maruyama Manufacturing Co., Inc........      74,000         92,187
 Maruzen Co., Ltd.......................      20,000         73,576
 Maruzen Showa Unyu Co., Ltd............     213,000        452,339
 #Maspro Denkoh Corp....................      23,200        221,322
 #Matsui Construction Co., Ltd..........      69,000        162,109
 #Matsuo Bridge Co., Ltd................      72,000        110,765
 Matsuzakaya Co., Ltd...................     268,000        654,287
 *#Meidensha Corp.......................     182,945        250,851
 *#Meiji Machine Co., Ltd...............      54,000         26,186
 Meiwa Estate Co., Ltd..................      15,900        100,368
 Meiwa Industry Co., Ltd................      26,000         45,650
 Mercian Corp...........................     199,000        361,047
 Mikuni Coca-Cola Bottling Co., Ltd.....       2,000         14,949
 *Misawa Homes Co., Ltd.................     120,000        100,330
 *#Mito Securities Co., Ltd.............      65,000         99,452
 #Mitsuba Corp..........................      92,000        323,063
 *#Mitsubishi Cable Industries, Ltd.....     300,000        243,301
 #Mitsubishi Gas Chemical Co., Inc......   1,080,000      1,995,568
 *#Mitsubishi Paper Mills, Ltd..........     475,000        492,454
 Mitsubishi Shindoh Co., Ltd............      53,000         91,727
 #Mitsubishi Steel Manufacturing Co.,
   Ltd..................................     209,000        199,206
 #Mitsuboshi Belting, Ltd...............      85,000        231,679
 #Mitsui Home Co., Ltd..................     104,000        352,159
 *#Mitsui Mining Co., Ltd...............     240,000        114,376
 #Mitsui-Soko Co., Ltd..................      94,000        185,477
 #Mitsumura Printing Co., Ltd...........      29,000         94,561
 Miyaji Construstion & Engineering Co.,
   Ltd..................................      15,000         23,327
 #Miyaji Iron Works Co., Ltd............      67,000        112,035
 #Miyazaki Bank, Ltd....................     234,260        806,949
 Miyuki Keori Co., Ltd..................      90,000        195,644
 Mizuno Corp............................     224,000        610,543
 Momiji Holdings, Inc...................         156        348,246
 #Mori Seiki Co., Ltd...................     210,000        956,900
 #Morita Corp...........................     130,000        349,985
 #Morozoff, Ltd., Osaka.................      91,000        155,211
 #Mory Industries, Inc..................      69,000        248,067
 Mos Food Services, Inc.................      44,000        326,675
 Mutow Co., Ltd.........................      68,000        199,557
 Myojo Foods Co., Ltd...................      70,000        155,679
 NEC System Integration & Construction,
   Ltd..................................      33,000        205,827
 #Nabco, Ltd............................     127,000        160,336
 Nagase & Co., Ltd......................     246,000      1,213,494
 *Naigai Co., Ltd.......................     140,000        114,711
 #Nakabayashi Co., Ltd..................     107,000        173,555
 *Nakamichi Corp........................      96,000            803
 Nakamuraya Co., Ltd....................       4,000          8,829
 *#Nakano Corp..........................     157,000        443,677
 *#Nakayama Steel Works, Ltd............     211,000        239,923
 Nakayo Telecommunications, Inc.........      32,000         52,172
 Nanto Bank, Ltd........................     225,000        735,546
 National House Industrial Co., Ltd.....     240,000        892,939
 Neturen Co., Ltd., Tokyo...............      88,000        225,141
 #Nichia Steel Works, Ltd...............     120,200        311,542
 Nichiban Co., Ltd......................      31,000         82,680
 #Nichimo Co., Ltd......................      94,000        243,635
 *Nichimo Corp..........................     104,000         43,476
 #Nichireki Co., Ltd....................      44,000        133,540

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Nihon Dempa Kogyo Co., Ltd.............      19,000   $    162,033
 Nihon Kagaku Sangyo Co., Ltd...........      27,000         64,563
 #Nihon Kohden Corp.....................      82,000        342,795
 #Nihon Matai Co., Ltd..................      92,000        156,916
 #Nihon Nohyaku Co., Ltd................     102,000        185,912
 #Nihon Parkerizing Co., Ltd............     165,000        583,546
 Nihon Shokuh Kako Co., Ltd.............      28,000         64,847
 Nihon Tokushu Toryo Co., Ltd...........      60,000        212,198
 #Nikko Co., Ltd., Akashi...............     118,000        316,692
 *Nippei Toyama Corp....................      30,000         32,858
 #Nippon Beet Sugar Manufacturing Co.,
   Ltd..................................     291,000        418,477
 Nippon Broadcasting System, Inc........      26,400        648,936
 *#Nippon Carbon Co., Ltd...............     172,000        181,196
 #Nippon Chemical Industrial Co., Ltd...     104,000        186,949
 Nippon Chemi-Con Corp..................     131,000        373,488
 Nippon Chutetsukan KK..................      36,000         45,751
 Nippon COMSYS Corp.....................     174,000        691,025
 *Nippon Concrete Industries Co., Ltd...      59,000         64,128
 Nippon Conlux Co., Ltd.................      15,000         80,264
 *Nippon Conveyor Co., Ltd..............      52,000         33,912
 #Nippon Densetsu Kogyo Co., Ltd........     143,000        462,698
 #Nippon Denwa Shisetu Co., Ltd.........      73,000        194,699
 #Nippon Fine Chemical Co., Ltd.........      40,000        112,370
 *Nippon Formula Feed Manufacturing Co.,
   Ltd..................................      35,000         35,116
 #Nippon Hodo Co., Ltd..................     185,000        830,609
 Nippon Hume Pipe Co., Ltd..............      73,000        130,003
 *Nippon Kinzoku Co., Ltd...............      50,000         48,075
 #Nippon Koei Co., Ltd., Tokyo..........     182,000        310,422
 Nippon Kokan Koji Corp.................      32,000         90,699
 *#Nippon Koshuha Steel Co., Ltd........     204,000        134,744
 #Nippon Light Metal Co., Ltd...........   1,031,000      1,224,046
 *#Nippon Metal Industry Co., Ltd.......     290,000        189,122
 #Nippon Pipe Manufacturing Co., Ltd....      47,000         97,454
 *#Nippon Piston Ring Co., Ltd..........     151,000        198,211
 #Nippon Road Co., Ltd..................     142,000        187,584
 Nippon Seiki Co., Ltd..................      63,000        299,185
 Nippon Seisen Co., Ltd.................      35,000         57,063
 #Nippon Sharyo, Ltd....................     232,000        382,124
 #Nippon Shinpan Co., Ltd...............     505,000        658,668
 Nippon Shinyaku Co., Ltd...............      45,000        243,426
 #Nippon Signal Co., Ltd................      69,000        190,954
 #Nippon Soda Co., Ltd..................     212,000        412,993
 #Nippon Synthetic Chemical Industry
   Co., Ltd.............................     150,000        209,439
 Nippon Valqua Industries, Ltd..........     153,000        364,575
 *#Nippon Yakin Kogyo Co., Ltd..........     180,500        117,712
 #Nishimatsu Construction Co., Ltd......     387,000      1,193,955
 *Nishishiba Electric Co., Ltd..........      38,000         45,433
 *Nissan Construction Co., Ltd..........      87,000            727
 Nissei Plastic Industrial Co., Ltd.....      12,000         55,583
 *Nisseki House Industry Co., Ltd.......     180,000          1,505
 Nisshin Fire & Marine Insurance Co.,
   Ltd..................................     168,000        339,919
 #Nisshin Steel Co., Ltd................   1,768,000      1,359,943
 Nisshinbo Industries, Inc..............     227,000      1,022,975
 Nissho Electronics Corp................      26,000        196,731
 *#Nissho Iwai-Nichmen Holdings Corp....     247,226        506,420
 #Nissin Corp...........................     159,000        291,133
 *#Nissin Electric Co., Ltd.............     223,000        324,418
                                            SHARES        VALUE+
                                            ------        ------
 Nissin Sugar Manufacturing Co., Ltd....     146,000   $    187,985
 Nissui Pharmaceutical Co., Ltd.........      25,000        108,482
 Nittan Co., Ltd........................      18,000         26,788
 Nittan Valve Co., Ltd..................      34,000         72,489
 #Nittetsu Mining Co., Ltd..............     161,000        366,138
 #Nitto Boseki Co., Ltd.................     356,000        369,081
 Nitto Electric Works, Ltd..............       8,000         46,152
 Noda Corp..............................      24,000         80,264
 #Nohmi Bosai, Ltd......................      61,000        186,154
 Nomura Co., Ltd........................      47,000        127,712
 Noritz Corp............................      73,000        842,272
 O-M, Ltd...............................      36,000         40,032
 *#OKK Corp.............................      76,000         39,396
 *#Obayashi Road Corp...................     117,000        215,208
 *#Ohki Corp............................     128,000        181,932
 #Oita Bank, Ltd........................     265,000      1,196,438
 Okabe Co., Ltd.........................      68,000        173,973
 *Oki Electric Cable Co., Ltd...........      34,000         50,031
 *Okuma and Howa Machinery, Ltd.........      72,000         64,412
 *#Okuma Corp...........................     176,000        263,400
 #Okumura Corp..........................     479,000      1,437,741
 #Okura Industrial Co., Ltd.............     164,000        722,612
 *Ono Sokki Co., Ltd....................      37,000         75,172
 Onward Kashiyama Co., Ltd..............       1,100          8,958
 #Oriental Construction Co., Ltd........      44,000        162,234
 #Origin Electric Co., Ltd..............      32,000         96,049
 Osaka Securities Finance Co., Ltd......      63,000         97,972
 Osaka Steel Co., Ltd...................      71,000        386,447
 Oyo Corp...............................      57,000        346,465
 #P.S.C. Corp...........................      40,300        140,842
 #Pacific Industrial Co., Ltd...........     146,000        347,895
 #Parco Co., Ltd........................     110,000        395,468
 *Penta-Ocean Construction Co., Ltd.....     383,000        236,963
 Pentax Corp............................      58,000        227,917
 Piolax, Inc............................      18,000        165,244
 #Pokka Corp............................      83,000        233,861
 *#Press Kogyo Co., Ltd.................     113,000         92,588
 #Raito Kogyo Co., Ltd..................      91,300        225,950
 #Rengo Co., Ltd........................     315,000        676,853
 *Renown Look, Inc......................      87,000      1,095,456
 *#Renown, Inc..........................     438,000        351,557
 Rheon Automatic Machinery Co., Ltd.....      70,000        190,209
 #Rhythm Watch Co., Ltd.................     208,000        248,685
 *Ricoh Elemex Corp.....................      50,000        152,586
 Right On Co., Ltd......................      19,500        270,641
 Rikei Corp.............................      22,000         42,306
 #Riken Vinyl Industry Co., Ltd.........     134,000        332,745
 Riken Vitamin Co., Ltd.................       2,000         20,819
 Roland Corp............................      24,000        240,793
 #Royal Co., Ltd........................      36,000        246,210
 #Ryoden Trading Co., Ltd...............     108,000        294,369
 #Ryosan Co., Ltd.......................      98,000      1,156,122
 #Ryoyo Electro Corp....................      50,000        394,214
 #S Foods, Inc..........................      29,000        175,544
 #SFCG Co., Ltd.........................      10,120        654,049
 #SMBC Friend Securities Co., Ltd.......     127,000        207,057
 *#SXL Corp.............................     179,000        170,612
 #Sagami Co., Ltd.......................     111,000        379,574
 Sakai Heavy Industries, Ltd............      67,000        130,521
 *Sakai Ovex Co., Ltd...................      88,000         70,632
 *Sakurada Co., Ltd.....................      36,000         24,380

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Sala Corp..............................      76,000   $    362,192
 San In Godo Bank, Ltd..................     347,000      2,175,912
 #San-Ai Oil Co., Ltd...................     130,000        346,725
 *Sanix, Inc............................      56,000        306,208
 #Sankei Building Co., Ltd..............      92,000        236,913
 #Sanki Engineering Co., Ltd............     127,000        605,242
 Sanko Co., Ltd.........................      11,000         38,903
 Sanko Metal Industrial Co., Ltd.,
   Tokyo................................      49,000         83,985
 *Sankyo Aluminum Industry Co., Ltd.....     130,000        218,469
 *#Sankyo Seiki Manufacturing Co.,
   Ltd..................................      97,000        172,744
 Sankyo Seiko Co., Ltd..................      87,000        270,591
 #Sanoh Industrial Co., Ltd.............      28,000        117,286
 Sanritsu Corp..........................       6,000         30,350
 #Sanshin Electronics Co., Ltd..........      63,000        229,129
 *Sansui Electric Co., Ltd..............     297,000         32,281
 Sanwa Shutter Corp.....................     359,000      1,275,657
 Sanyo Denki Co., Ltd...................      59,000        115,923
 Sanyo Engineering & Construction,
   Inc..................................      31,000         67,388
 Sanyo Shinpan Finance Co., Ltd.........      19,500        521,717
 #Sanyo Special Steel Co., Ltd..........     436,000        441,085
 *#Sasebo Heavy Industries Co., Ltd.,
   Tokyo................................     301,000        176,163
 *Sata Construction Co., Ltd., Gumma....     106,000         60,265
 #Sato Shoji Corp.......................      49,000        163,873
 Satori Electric Co., Ltd...............      17,000        123,373
 Seika Corp.............................      75,000         94,687
 *Seikitokyu Kogyo Co., Ltd.............     153,000        122,804
 #Seiren Co., Ltd.......................      85,000        326,909
 #Sekisui Jushi Co., Ltd................     101,000        346,223
 #Sekisui Plastics Co., Ltd.............     186,000        371,673
 #Senko Co., Ltd........................     180,000        395,803
 #Senshukai Co., Ltd....................      88,000        525,329
 #Shibusawa Warehouse Co., Ltd..........     148,000        278,416
 Shibuya Kogyo Co., Ltd.................      41,000        324,627
 #Shiga Bank, Ltd.......................     246,000        917,319
 *Shikibo, Ltd..........................     117,000         92,931
 #Shikoku Coca-Cola Bottling Co., Ltd...      30,900        276,177
 Shimizu Bank, Ltd......................      10,300        436,612
 Shin Nippon Air Technologies Co.,
   Ltd..................................      50,620        206,534
 #Shinagawa Refractories Co., Ltd.......     126,000        250,725
 *#Shindengen Electric Manufacturing
   Co., Ltd.............................     104,000        231,295
 #Shinki Co., Ltd.......................      47,800        151,067
 #Shinko Shoji Co., Ltd.................      52,000        210,861
 #Shinmaywa Industries, Ltd.............     209,000        505,004
 Shizuki Electric Co., Inc..............      37,000         48,568
 #Sho-Bond Corp.........................      37,700        166,113
 Shobunsha Publications, Inc............      15,400        171,118
 Shoei Foods Corp.......................      29,000        101,350
 Showa Aircraft Industry Co., Ltd.......      52,000        144,777
 *#Showa Electric Wire & Cable Co.,
   Ltd., Kawasaki.......................     347,000        287,220
 #Showa Highpolymer Co., Ltd............      87,000        207,307
 Showa Sangyo Co., Ltd..................     146,000        274,654
 Sinanen Co., Ltd.......................      90,000        349,902
 #Sintokogio, Ltd., Nagoya..............     151,000        344,659
 *Snow Brand Milk Products Co., Ltd.....     353,500        818,691
 Snow Brand Seed Co., Ltd...............      48,000        126,416
                                            SHARES        VALUE+
                                            ------        ------
 Snt Corp...............................      31,000   $     59,872
 Soda Nikka Co., Ltd....................      62,000         89,679
 *Sokkisha Co., Ltd.....................      37,000         42,072
 Somar Corpor...........................      25,000         30,308
 Sonton Food Industry Co., Ltd..........      20,000        133,774
 Sotoh Co., Ltd.........................      19,000        123,908
 #Space Co., Ltd........................      17,000         85,281
 #Subaru Enterprise Co., Ltd............      41,000        115,522
 *#Suminoe Textile Co., Ltd.............     163,000        168,990
 #Sumitomo Densetsu Co., Ltd............      56,000        158,254
 Sumitomo Osaka Cement Co., Ltd.........     375,000        627,064
 Sumitomo Precision Products Co., Ltd.,
   Amagasaki City.......................      71,000        179,273
 Sumitomo Seika Chemicals Co., Ltd......      10,000         21,905
 #Sumitomo Special Metals Co., Ltd......      53,000        398,813
 #Sumitomo Warehouse Co., Ltd...........     224,000        475,699
 *#Sun Wave Corp........................      96,000        156,515
 #SunTelephone Co., Ltd.................      99,000        252,456
 *#Suzutan Co., Ltd.....................     112,000         98,324
 TOC Co., Ltd...........................      26,000         98,692
 #TYK Corp..............................      73,000        145,261
 Tabai Espec Corp.......................      32,000        164,542
 Tachikawa Corp.........................      32,000        139,927
 Tachi-S Co., Ltd.......................      35,000        225,325
 #Tadano, Ltd...........................     267,000        477,722
 Taihei Dengyo Kaisha, Ltd..............      69,000        182,877
 *#Taihei Kogyo Co., Ltd................     124,000        104,711
 *Taiheiyo Kouhatsu, Inc................      55,000         38,167
 Taikisha, Ltd..........................      60,000        524,225
 *#Taisei Prefab Construction Co.,
   Ltd..................................     175,000        150,704
 #Taisei Rotec Corp.....................     237,000        332,896
 #Taiyo Toyo Sanso Co., Ltd.............     164,000        364,734
 Takada Kiko Co., Ltd...................      56,000        195,711
 *Takagi Securities Co., Ltd............      83,000         72,865
 Takano Co., Ltd........................      13,900        149,918
 *#Takaoka Electric Manufacturing Co.,
   Ltd., Tokyo..........................     117,000        119,343
 *#Taka-Q Co., Ltd......................      96,000         69,027
 Takara Standard Co., Ltd...............     242,000        955,010
 #Takasago Electric Industry Co., Ltd...      18,000        148,990
 *Takashima & Co., Ltd..................      43,000         55,006
 Takigami Steel Construction Co., Ltd...      43,000        115,764
 #Takiron Co., Ltd......................     199,000        454,220
 #Tamura Corp...........................     123,000        337,310
 *#Tamura Electric Works, Ltd...........      70,000        268,049
 #Tasaki Shinju Co., Ltd................      65,000        171,732
 #Tatsuta Electric Wire & Cable Co.,
   Ltd..................................     107,000        141,349
 #Tayca Corp............................     128,000        282,530
 *Teac Corp.............................     120,000        174,575
 Techno Ryowa, Ltd......................      29,000         88,015
 #Teikoku Hormone Manufacturing Co.,
   Ltd..................................      59,000        354,676
 #Teikoku Tsushin Kogyo Co., Ltd........      63,000        204,373
 #Tekken Corp...........................     310,000        300,656
 *#Ten Allied Co., Ltd..................      41,000        132,662
 #Tenma Corp............................      63,000        558,338
 Teraoka Seisakusho Co., Ltd............      22,000        112,571
 Tetra Co., Ltd., Tokyo.................      42,000         62,506
 #The Nisshin Oillio Group, Ltd.........     228,000        646,227
 Thermal Engineering Co., Ltd...........     125,000        527,779

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Tigers Polymer Corp....................      22,000   $     63,459
 *Titan Kogyo KK........................      65,000         49,454
 #Toa Corp..............................     324,000        352,159
 #Toa Doro Kogyo Co., Ltd...............      96,000        180,594
 *Toa Wool Spinning & Weaving Co.,
   Ltd..................................     134,000         57,138
 #Toagosei Co., Ltd.....................     419,693        638,636
 *#Tobu Store Co., Ltd..................     131,000        254,103
 Tochigi Bank, Ltd......................      74,000        366,272
 #Tochigi Fuji Industrial Co., Ltd......      91,000        205,426
 Toda Corp..............................     976,000      2,007,407
 #Toda Kogyo Corp.......................     142,000        491,518
 #Todentu Corp..........................      56,000        117,052
 #Toenec Corp...........................     152,000        410,484
 Tohcello Co., Ltd......................      27,000         53,727
 Toho Real Estate Co., Ltd..............       8,000         27,959
 Toho Zinc Co., Ltd.....................     186,000        213,051
 Tohoku Misawa Homes Co., Ltd...........      16,000         53,242
 Tohoku Pioneer Corp....................      19,200        306,609
 Tohoku Telecommunications Construction
   Co., Ltd.............................      34,000         61,971
 #Tohto Suisan Co., Ltd.................     100,000        214,038
 Tokai Carbon Co., Ltd..................     301,000        568,755
 *Tokai Kanko Co., Ltd..................     141,000         71,912
 *Tokai Lease Co., Ltd..................      32,000         22,742
 *Tokai Senko KK, Nagoya................     118,000        103,591
 *#Tokai Tokyo Securities Co., Ltd......     436,000        448,376
 *Toko Electric Corp....................      45,000         96,317
 #Toko, Inc.............................     129,000        298,758
 #Tokushu Paper Manufacturing Co.,
   Ltd..................................     136,000        426,404
 Tokyo Biso Kogyo Corp..................      19,000         93,884
 #Tokyo Denki Komusho Co., Ltd..........      90,000        248,317
 Tokyo Denpa Co., Ltd...................       3,500         26,629
 Tokyo Dome Corp........................     226,000        576,314
 *#Tokyo Rope Manufacturing Co., Ltd....     279,000        188,947
 Tokyo Sangyo Co., Ltd..................      18,000         43,343
 Tokyo Soir Co., Ltd....................      28,000         61,335
 #Tokyo Steel Manufacturing Co., Ltd....     245,100        864,781
 #Tokyo Tatemono Co., Ltd...............     360,000        704,318
 Tokyo Tungsten Corp....................      37,000        408,344
 #Tokyotokeiba Co., Ltd.................     319,000        330,722
 #Tokyu Store Chain Corp................     110,000        360,520
 #Toli Corp.............................     118,000        240,726
 #Tomoe Corp............................      64,000        101,668
 #Tomoku Co., Ltd.......................     213,000        324,117
 #Tonami Transportation Co., Ltd........     206,000        497,755
 #Topcon Corp...........................     126,000        694,235
 #Topre Corp............................     110,000        463,526
 #Torishima Pump Manufacturing Co.,
   Ltd., Osaka..........................      82,000        350,336
 #Toshiba Engineering & Construction
   Co., Ltd.............................     107,000        198,604
 Toshiba TEC Corp.......................     434,000      1,524,016
 Toshiba Tungaloy Co., Ltd..............     100,000        240,793
 #Tosho Printing Co., Ltd...............     115,000        273,065
 Totenko Co., Ltd.......................      37,000         73,626
 #Totetsu Kogyo Co., Ltd................      95,000        226,370
 *Totoku Electric Co., Ltd., Tokyo......      57,000         71,485
                                            SHARES        VALUE+
                                            ------        ------
 *#Towa Real Estate Development Co.,
   Ltd..................................      90,500   $     46,156
 Toyo Bussan Co., Ltd...................      22,000        113,674
 *#Toyo Communication Equipment Co.,
   Ltd..................................      77,000        251,076
 *#Toyo Construction Co., Ltd...........     326,000        149,910
 *Toyo Electric Co., Ltd................      41,000         66,845
 #Toyo Ink Manufacturing Co., Ltd.......     221,000        583,889
 *#Toyo Kanetsu KK......................     240,000        238,786
 #Toyo Kohan Co., Ltd...................     174,000        440,801
 *#Toyo Securities Co., Ltd.............     197,000        215,769
 #Toyo Wharf & Warehouse Co., Ltd.......     122,000        163,204
 #Toyoda Machine Works, Ltd.............     193,000        801,981
 #Trans Cosmos, Inc.....................      35,500        406,927
 Tsubakimoto Machinery & Engineering
   Co., Ltd.............................      15,000         23,828
 *Tsudakoma Corp........................     118,000        304,853
 *Tsugami Corp..........................     222,000        256,143
 *Tsukamoto Co., Ltd....................      49,000         46,704
 Tsukishima Kikai Co., Ltd..............      22,000         98,591
 #Tsurumi Manufacturing Co., Ltd........      47,000        206,304
 #Tsutsunaka Plastic Industry Co.,
   Ltd..................................      83,000        242,883
 *Tsuzuki Denki Co., Ltd................      39,000         73,693
 Tsuzuki Densan Co., Ltd................       9,000         24,456
 #U-Shin, Ltd...........................      44,000        148,990
 Ube Material Industries, Ltd...........     127,000        148,656
 #Uchida Yoko Co., Ltd..................     101,000        599,557
 #Ueki Corp.............................      85,000        140,002
 #Wakachiku Construction Co., Ltd.......     237,000        202,115
 Wakodo Co., Ltd........................         200          5,100
 Warabeya Nichiyo Co., Ltd..............       9,300        105,748
 Yahagi Construction Co., Ltd...........      41,000        132,319
 Yamaichi Electronics Co., Ltd..........      13,000        133,581
 #Yamamura Glass Co., Ltd...............     285,000        433,677
 #Yamanashi Chuo Bank, Ltd..............     264,000      1,041,829
 Yamatake-Honeywell Co., Ltd............     107,000        737,160
 *Yamatane Corp.........................     132,000         90,498
 Yamato Corp............................      42,000        134,493
 Yamato International, Inc..............      72,000        164,943
 #Yamato Kogyo Co., Ltd.................     174,000        823,410
 Yamaura Corp...........................      12,000         33,410
 Yasuda Warehouse Co., Ltd..............      21,000         65,315
 #Yellow Hat, Ltd., Tokyo...............      63,000        448,777
 #Yodogawa Steel Works, Ltd.............     519,000      1,306,124
 #Yokogawa Bridge Corp..................      90,000        327,327
 Yokohama Reito Co., Ltd................     117,000        533,130
 #Yondenko Corp.........................     108,650        443,302
 Yonex Co., Ltd.........................      37,000        137,352
 Yorozu Corp............................      33,000        173,822
 #Yuasa Corp............................     181,000        269,370
 Yuasa Funashoku Co., Ltd...............      77,000        112,663
 *#Yuken Kogyo Co., Ltd.................      55,000         65,298
 Yuraku Real Estate Co., Ltd............      90,000        126,416
 #Yurtec Corp...........................     144,000        408,143
 Yushiro Chemical Industry Co., Ltd.....      22,000        129,125
 #Zenchiku Co., Ltd.....................     122,000        173,404
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $250,973,948)...................                191,665,165
                                                       ------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
INVESTMENT IN CURRENCY -- (0.2%)
 *Japanese Yen
   (Cost $1,469,840)....................               $  1,458,499
                                                       ------------
TOTAL -- JAPAN
  (Cost $252,443,788)...................                193,123,664
                                                       ------------
UNITED KINGDOM -- (12.4%)
COMMON STOCKS -- (12.2%)
 600 Group P.L.C........................     155,890        134,086
 AGA Food Service Group P.L.C...........     366,000      1,202,270
 AIM Group P.L.C........................      32,556         52,005
 *API Group P.L.C.......................      31,000         39,361
 *ASW Holdings P.L.C....................   1,067,640         43,729
 Abbeycrest P.L.C.......................      70,000         74,545
 Aberdeen Asset Management P.L.C........     251,000        201,501
 *Adam & Harvey Group P.L.C.............       8,000            262
 *Airflow Streamlines P.L.C.............      19,305         20,558
 Airsprung Furniture Group P.L.C........      80,900         89,466
 *#Airtours P.L.C.......................     710,000        229,156
 *Alexanders Holdings P.L.C.............      71,000          6,979
 Alexandra Workwear P.L.C...............      46,000         59,161
 Allen P.L.C............................      15,000         78,026
 Alphameric P.L.C.......................     375,000        278,008
 Alumasc Group P.L.C....................     150,000        328,080
 Amberley Group P.L.C...................      71,000         13,959
 *Amey P.L.C............................     361,000        189,262
 Amstrad P.L.C..........................      74,125         78,938
 Anglo Eastern Plantations P.L.C........      57,195        105,419
 *Anglo Pacific Group P.L.C.............      45,000         26,910
 *Anite Group P.L.C.....................     656,160        360,132
 *Applied Optical Technologies P.L.C....     100,000         48,741
 *Arc International PLC.................     500,000        219,129
 *Arena Leisure P.L.C...................     515,000        162,422
 *Argonaut Games, Ltd...................     159,000         21,491
 Armour Trust P.L.C.....................     225,000         70,039
 Arriva P.L.C...........................     112,920        669,709
 Ashtead Group P.L.C....................     465,000        123,798
 Ashtenne Holdings P.L.C................     101,000        417,820
 Aston Villa P.L.C......................      10,000         22,691
 *Atkins Ws P.L.C.......................      25,000        100,349
 Austin Reed Group P.L.C................     138,001        341,402
 Avesco P.L.C...........................      26,071         31,608
 Avon Rubber P.L.C......................      48,840        136,429
 BSS Group P.L.C........................      83,203        662,494
 *BTG P.L.C.............................     171,000        271,753
 Babcock International Group P.L.C......     458,333        810,983
 Baggeridge Brick P.L.C.................      96,100        146,424
 *Baltimore Technologies P.L.C..........      76,000         39,845
 Beale P.L.C............................      10,000         15,892
 Beattie (James) P.L.C..................     205,000        475,244
 Bellway P.L.C..........................     150,000      1,414,306
 Bemrose Corp. P.L.C....................      14,065          9,793
 Benchmark Group P.L.C..................     135,600        346,570
 *Bizspace P.L.C........................      34,782         15,386
 Black Arrow Group P.L.C................      35,000         33,545
 Blacks Leisure Group P.L.C.............       5,018         22,238
 *Blagden Industries P.L.C..............     181,983              0
 Body Shop International P.L.C..........     180,000        258,040
 Bodycote International P.L.C...........     478,530        913,360
 *Boosey & Hawkes P.L.C.................      29,000         78,395
 Boot (Henry) & Sons P.L.C..............      50,000        246,162
                                            SHARES        VALUE+
                                            ------        ------
 Brammer (H.) P.L.C.....................     123,082   $    194,594
 Brewin Dolphin Holdings P.L.C..........     272,000        189,393
 Bristol Water Holdings P.L.C...........       4,000         77,330
 Britannic P.L.C........................     377,700      1,352,088
 *British Biotech P.L.C.................      82,044         93,420
 British Polythene Industries P.L.C.....      33,960        164,133
 British Vita P.L.C.....................     216,100        934,685
 *Bullough P.L.C........................     235,000         54,864
 Burndene Investments P.L.C.............     229,402        272,485
 Burtonwood Brewery P.L.C...............      37,080        150,964
 *CLS Holdings P.L.C....................     379,181      1,341,859
 Caffyns P.L.C..........................       2,500         21,913
 *Cairn Energy P.L.C....................     125,290        612,728
 *Cape P.L.C............................     237,482        105,051
 Capital & Regional Properties P.L.C....     189,572        927,097
 *Carbo PLC.............................      34,200         14,008
 *Carclo Engineering Group P.L.C........     144,314         57,927
 Carr's Milling Industries P.L.C........      11,000         53,345
 Castings P.L.C.........................      40,000        108,786
 *Cenes Pharmaceuticals P.L.C...........     250,000         17,407
 Chapelthorpe P.L.C.....................     488,465         75,026
 *Chorion P.L.C.........................      87,600          5,561
 Churchill China P.L.C..................      30,000         67,582
 Clarkson (Horace) P.L.C................      75,061        324,042
 Clinton Cards P.L.C....................      97,415        312,816
 Colefax & Fowler Group P.L.C...........      96,000        114,029
 Communisis P.L.C.......................     234,000        488,802
 *Cookson Group P.L.C...................   4,545,789      1,806,041
 Coral Products P.L.C...................      50,000         38,092
 *Cordiant Communications Group
   P.L.C................................     618,000         55,688
 *Corporate Services Group P.L.C........   1,192,000         90,322
 Cosalt P.L.C...........................      20,000         93,550
 Countryside Property P.L.C.............     144,855        421,249
 Courts P.L.C...........................     141,633        487,293
 *Cox Insurance Holdings P.L.C..........     381,500        475,023
 *Cradley Group Holdings P.L.C..........      38,466          4,254
 *Creighton Naturally P.L.C.............     250,000          8,192
 Crest Nicholson P.L.C..................     545,000      2,044,743
 Cropper (James) P.L.C..................      14,000         42,433
 DRS Data Research Services P.L.C.......      51,000         29,662
 DTZ Holdings P.L.C.....................      82,423        106,005
 Daejan Holdings P.L.C..................      36,500        816,267
 *Dana Petroleum P.L.C., UK.............   1,800,757        435,165
 *Dawson International P.L.C............     303,194         90,655
 DeVere Group P.L.C.....................     182,642        993,449
 Delta P.L.C............................     437,005        773,245
 Derwent Valley Holdings P.L.C..........      94,000        843,177
 Development Securities P.L.C...........      70,000        354,375
 Diagonal P.L.C.........................     104,000         97,973
 *Dickinson Legg Group P.L.C............       8,648          4,392
 *Dimension Data Holdings P.L.C.........   2,130,137        907,377
 Diploma P.L.C..........................     143,039        862,400
 *Direct Message P.L.C..................      34,000            167
 Dowding & Mills P.L.C..................     141,000         19,924
 East Surrey Holdings P.L.C.............      45,000        214,173
 *Easynet Group P.L.C...................      71,000        147,148
 Eldridge Pope & Co. P.L.C..............      35,000         92,034
 Eleco Holdings P.L.C...................      68,900         32,171
 Electronic Data Processing P.L.C.......      55,900         50,371
 Electronics Boutique P.L.C.............     347,000        331,156

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Elementis P.L.C.......................     863,892   $    417,530
 *Emess P.L.C...........................     200,000         26,623
 Ennstone P.L.C.........................     433,843        270,099
 *Enodis P.L.C..........................     651,000        415,961
 *Entertainment Rights P.L.C............     427,000         56,841
 Estates & General P.L.C................     115,000        240,223
 Eurocopy P.L.C.........................     156,700        109,110
 Eurodis Electron P.L.C.................      89,000         45,202
 European Motor Holdings P.L.C..........     271,675        609,785
 *Evans of Leeds Contingent Units
   P.L.C................................     238,000              0
 *FII Group P.L.C.......................     104,900         16,112
 FKI P.L.C..............................     667,689        979,048
 Fenner P.L.C...........................     175,000        196,397
 *Ferguson International Holdings
   P.L.C................................      88,836         50,941
 Ferraris Group P.L.C...................      43,000         67,631
 *Fibernet Group P.L.C..................     221,000        161,124
 Filtronic P.L.C........................     148,618        340,884
 First Technology P.L.C.................     150,000        592,264
 Fisher (Albert) Group P.L.C............     255,000        720,669
 Fortress Holdings P.L.C................     200,000         82,737
 Freeport Leisure P.L.C.................      86,680        445,208
 *Friendly Hotels P.L.C.................      37,061         21,555
 Fuller, Smith & Turner P.L.C.
   Series A.............................      87,000        759,007
 Fulmar P.L.C...........................     107,500        136,495
 *Future Network P.L.C..................     669,770        674,850
 Galliford P.L.C........................     646,740        278,141
 *Gaming International P.L.C............      10,000          5,325
 *Gardner Group P.L.C...................      34,000          3,203
 *Garton Engineering P.L.C..............       6,000          3,686
 Gaskell P.L.C..........................      40,000          8,519
 *Gearhouse Group P.L.C.................      28,000         13,303
 *Georgica P.L.C........................     124,719         96,037
 Gleeson (M.J.) Group P.L.C.............      46,829        794,076
 Goodwin P.L.C..........................       5,000         10,936
 Gowrings P.L.C.........................      15,000         12,902
 Great Portland Estates P.L.C...........     118,365        452,811
 Greene King P.L.C......................     135,026      1,681,271
 *Greenwich Resources P.L.C.............     312,000          7,029
 Guiness Peat Group P.L.C...............       1,431          1,243
 *Gyrus Group P.L.C.....................      41,000        141,062
 Haden Maclellan Holdings P.L.C.........     330,000        191,933
 Halstead (James) Group P.L.C...........      79,267        361,031
 *Hampson Industries P.L.C..............     350,000         54,475
 *Hampton Trust P.L.C...................     200,491         13,960
 Hanover International P.L.C............      36,344         59,544
 Hardys & Hansons P.L.C.................      96,200        643,834
 *Hartstone Group P.L.C.................   1,022,431         18,845
 *Harvey Nash Group P.L.C...............      38,000         20,856
 *Hawtin P.L.C..........................     150,000         17,817
 Haynes Publishing Group P.L.C..........      23,932         90,181
 Headway P.L.C..........................      25,000         35,225
 Helical Bar P.L.C......................      48,500        519,271
 Henlys Group P.L.C.....................     123,919        226,370
 *Hercules Property Services P.L.C......      25,000         53,246
 Heywood Williams Group P.L.C...........     190,000        343,972
 Highbury House Communications P.L.C....     648,009        185,791
 Hill & Smith Holdings P.L.C............      74,890        101,224
                                            SHARES        VALUE+
                                            ------        ------
 Hitachi Credit (UK) P.L.C..............      86,500   $    210,450
 Holmes Place P.L.C.....................     230,000         91,379
 *Horace Small Apparel P.L.C............      80,000          4,260
 House of Fraser P.L.C..................     438,000        667,365
 Hunting P.L.C..........................     164,211        270,380
 *IAF Group P.L.C.......................      66,500          6,537
 *IQE P.L.C.............................     200,500         19,299
 Incepta Group P.L.C....................     958,925        227,803
 *Intec Telecom Systems P.L.C...........     310,000        105,387
 Intelek P.L.C..........................      31,250          5,056
 *Interx P.L.C..........................      50,000          7,987
 *Inveresk P.L.C........................     186,750         47,424
 *Irevolution Group P.L.C...............      13,500            332
 J.& J. Dyson P.L.C.....................     150,000        464,472
 JKX Oil and Gas P.L.C..................     757,000        269,750
 Jarvis Hotels P.L.C....................     400,000        730,704
 *Jarvis Porter Group P.L.C.............      51,000         11,698
 Johnson Group Cleaners P.L.C...........      37,000        197,315
 Johnston Group P.L.C...................      21,000        110,097
 Joseph (Leopold) Holdings P.L.C........       9,000         87,734
 *Kalamazoo Computer Group P.L.C........      12,200          1,149
 *Kewill Systems P.L.C..................      60,000         41,041
 *Kingston Communications P.L.C.........     618,362        577,463
 *Knowledge Support Systems Group
   P.L.C................................     136,000         37,879
 Laing (John) P.L.C.....................     226,209        583,710
 Laird Group P.L.C......................     216,800        735,252
 Lambert Howarth Group P.L.C............      34,073         98,528
 *Lamont Holdings P.L.C.................     100,000          1,024
 *Laura Ashley Holdings P.L.C...........     375,000         56,830
 Lavendon Group P.L.C...................      63,261        121,781
 *Leeds Group P.L.C.....................     241,639        134,602
 *Leicester City P.L.C..................     100,000         12,697
 Linton Park P.L.C......................      30,500        211,122
 Litho Supplies P.L.C...................      70,000         40,140
 London Bridge Software Holdings
   P.L.C................................     348,000        265,118
 *London Forfeiting Co. P.L.C...........     170,200         77,380
 London Industrial P.L.C................      30,822        515,072
 London Merchant Securities P.L.C.......     536,222      1,071,794
 Lookers P.L.C..........................     168,983        545,401
 Low & Bonar P.L.C......................     190,000        214,788
 Luminar P.L.C..........................     142,000        963,153
 MS International P.L.C.................      49,000         35,323
 MacDonald Hotels P.L.C.................      18,000         59,276
 MacFarlane Group Clansman P.L.C........     124,000         59,931
 Macro 4 P.L.C..........................      29,830         29,323
 Mallett P.L.C..........................      25,000         97,687
 Manganese Bronze Holdings P.L.C........      10,000         11,305
 *Marlborough Stirling P.L.C............     322,000        150,351
 *Martin International Holdings P.L.C...     226,800         47,376
 *Marylebone Warwick Balfour Group
   P.L.C................................     185,176        117,561
 Mayborn Group P.L.C....................      50,000         86,423
 Mayflower Corp. P.L.C..................     511,000        152,788
 McAlpine (Alfred) P.L.C................     167,880        676,614
 McKay Securities P.L.C.................      94,000        269,509
 McLeod Russell Holdings P.L.C..........      88,790         41,459
 *Medical Solutions P.L.C...............      61,000         21,487
 *Medisys P.L.C.........................     700,000        217,901
 Mentmore Abbey P.L.C...................     350,380        459,236

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Merivale Moore P.L.C...................      14,000   $     36,355
 Merrydown P.L.C........................      94,172         94,886
 Mersey Docks & Harbour Co. P.L.C.......     119,840      1,050,418
 Metalrax Group P.L.C...................     200,000        249,029
 Mice Group P.L.C.......................     245,000        268,935
 *Microgen Holdings P.L.C...............     189,050        157,962
 *Mid-States P.L.C......................      50,000         10,240
 Minerva P.L.C..........................     259,466        739,667
 Molins P.L.C...........................      57,750        287,629
 *Morgan Crucible Company P.L.C.........     369,729        424,022
 *Moss Brothers Group P.L.C.............     258,000        194,439
 Mothercare P.L.C.......................     118,326        290,789
 Mowlem (John) & Co. P.L.C..............     306,825        824,406
 Mucklow (A & J) Group P.L.C............     160,000        646,165
 *NHP P.L.C.............................     192,665        373,259
 *NSB Retail P.L.C......................     407,000         33,340
 *NXT P.L.C.............................      40,000         36,044
 Nichols (J.N.) (Vimto) P.L.C...........      48,000         86,505
 Northamber P.L.C.......................      23,000         22,044
 *OM2000 P.L.C..........................      48,000              0
 Ockham Holdings P.L.C..................      92,305         63,138
 Owen (H.R.) P.L.C......................      70,000        163,999
 Oxford Instruments P.L.C...............     143,399        422,888
 *PPL Therapeutics P.L.C................      58,764          5,416
 Pace Micro Technology P.L.C............     616,176        658,707
 Panther Securities P.L.C...............      40,000        103,216
 Parity Group P.L.C.....................     224,000         38,534
 *Partridge Fine Arts P.L.C.............      33,000         37,846
 Paterson Zochonis P.L.C................      40,000        519,357
 Pendragon P.L.C........................      95,000        577,436
 Penna Consulting P.L.C.................      25,000         44,440
 *Pharmagene P.L.C......................     136,000         57,932
 *Photo-Me International P.L.C..........     414,000        323,877
 *Pilkingtons Tiles Group P.L.C.........     170,000          7,659
 Pillar Property P.L.C..................     310,545      2,068,196
 Pittards P.L.C.........................      39,000         36,101
 *Plantation & General Investment
   P.L.C................................      64,601         17,463
 *Plasmon P.L.C.........................      59,000        115,512
 Portmeirion Potteries (Holdings)
   P.L.C................................      16,044         47,971
 Porvair P.L.C..........................      98,000        209,529
 *Premier Oil P.L.C.....................   2,628,330      1,281,072
 *Pressac Holdings P.L.C................     250,000         92,157
 Primary Health Properties P.L.C........      24,342         68,196
 *Probus Estates P.L.C..................     416,666          8,192
 *Property Partnerships P.L.C...........      10,000          8,519
 *Psion P.L.C...........................     199,785        224,213
 *QSP Group P.L.C.......................      68,750          7,885
 *Queens Moat Houses P.L.C..............     559,000         82,425
 Quintain Estates & Development
   P.L.C................................     223,696        969,372
 RAC P.L.C..............................     215,033      1,823,149
 RJB Mining P.L.C.......................     500,000        651,244
 Radamec Group P.L.C....................      20,000         14,745
 Ransom (William) & Son P.L.C...........     115,000         70,654
 *Redstone Telecom P.L.C................   4,620,000         66,230
 Reg Vardy P.L.C........................     101,000        652,792
 Renold P.L.C...........................     338,000        351,639
 Roseby's P.L.C.........................     100,000        203,975
 Rowe Evans Investments P.L.C...........      95,900        187,756
                                            SHARES        VALUE+
                                            ------        ------
 *Royal Doulton P.L.C...................     588,000   $     34,921
 Rugby Estates P.L.C....................      32,000        101,971
 Rutland Trust P.L.C....................     182,210         91,796
 S & U P.L.C............................       7,000         52,755
 *SDL P.L.C.............................      10,000          7,946
 SFI Group P.L.C........................      79,000         40,123
 *Safeland P.L.C........................     100,000         76,183
 *Safestore P.L.C.......................      35,897         17,350
 Sanctuary Group P.L.C..................     529,000        309,841
 Sanderson Bramall Motor Group P.L.C....     170,720      1,005,518
 Savills P.L.C..........................      90,000        238,871
 Scapa Group P.L.C......................     502,600        160,570
 Selfridges P.L.C.......................     211,000      1,353,384
 Senior P.L.C...........................     475,000        239,301
 Shaftesbury P.L.C......................     315,954      1,011,993
 Sherwood International, Ltd............     100,000        172,027
 *ShopRite Group P.L.C..................     146,000         24,518
 Silentnight Holdings P.L.C.............      46,000         94,205
 Simon Engineering P.L.C................     257,847        133,070
 Sinclair (William) Holdings P.L.C......      40,000         43,580
 Sirdar P.L.C...........................     219,721        233,987
 *Skillsgroup P.L.C.....................      40,000          3,735
 Smart (J.) & Co. (Contractors) P.L.C...       8,000         51,772
 Smith (David S.) Holdings P.L.C........     415,000      1,189,852
 Smith (James) Estates P.L.C............      95,000        432,688
 *Soco International P.L.C..............       5,000         30,309
 Somerfield P.L.C.......................   1,553,301      2,506,678
 Spirent P.L.C..........................   2,120,832      1,007,653
 Spring Group P.L.C.....................     200,000        190,049
 St. Ives P.L.C.........................       4,688         28,226
 St. Modwen Properties P.L.C............     214,000        610,056
 Staffware P.L.C........................      10,000         63,486
 Stagecoach Holdings P.L.C..............   2,695,087      2,273,980
 Stanley (Charles) Group P.L.C..........     150,000        303,504
 Stanley Leisure Organisation P.L.C.....     152,932        759,185
 Stirling Group P.L.C...................     214,889         63,371
 *Stylo P.L.C...........................       5,293          3,165
 Swallowfield P.L.C.....................      25,000         26,009
 Swan Hill Group P.L.C..................      69,710         81,089
 Syltone P.L.C..........................      29,000         54,164
 TT Group P.L.C.........................     237,003        434,889
 *Tadpole Technology P.L.C..............     296,000         35,159
 *Tandem Group P.L.C....................     472,000              0
 Tbi P.L.C..............................     221,000        189,184
 Telemetrix P.L.C.......................     143,000        175,713
 *Terence Chapman Group P.L.C...........      62,500         12,288
 Tex Holdings P.L.C.....................      11,000         14,508
 The Big Food Group P.L.C...............     558,321        747,788
 The Cardiff Property P.L.C.............       4,000         33,750
 The Innovation Group P.L.C.............     556,000        102,479
 The Malcolm Group P.L.C................      79,946        108,058
 Thorpe (F.W.) P.L.C....................      15,000         34,651
 *Thus Group P.L.C......................   2,195,407        719,369
 Tinsley (Eliza) Group P.L.C............      27,781         14,565
 Tops Estates P.L.C.....................      82,557        269,838
 *Torotrak P.L.C........................     167,000         58,825
 *Tottenham Hotspur P.L.C...............      70,000         20,070
 Town Centre Securities (New) P.L.C.....     227,419        506,725
 *Trafficmaster P.L.C...................     300,000        122,876
 Transport Development Group P.L.C......     285,056        906,022

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 UCM Group P.L.C........................      46,000   $     69,335
 Umeco P.L.C............................      59,000        244,073
 Uniq P.L.C.............................     212,700        613,320
 Unite Group P.L.C......................     203,540        481,864
 *Urbium P.L.C..........................      87,600          7,822
 *Vanguard Medica Group P.L.C...........      22,100         17,018
 *Vega Group P.L.C......................      14,000         15,368
 Vibroplant P.L.C.......................     185,000        313,703
 Vislink P.L.C..........................     195,374         47,213
 *Volex Group P.L.C.....................     130,000        141,635
 Vtr P.L.C..............................      13,000         10,117
 WSP Group P.L.C........................      76,000        143,814
 Wagon Industrial Holdings P.L.C........     218,000        437,521
 *Walker Greenbank P.L.C................     144,910         20,774
 Warner Estate Holdings P.L.C...........     108,891        612,809
 Waste Recycling Group P.L.C............     180,875        785,292
 *Waterdorm P.L.C.......................      70,000              0
 Waterman Partnership Holdings P.L.C....      30,263         26,774
 Wembley P.L.C..........................      53,000        523,166
 *Wescol Group P.L.C....................      31,000            762
 Westbury P.L.C.........................     202,482      1,142,832
 Whatman P.L.C..........................     250,000        419,827
 Whitehead Mann Group P.L.C.............      22,000         54,967
 Wilmington Group P.L.C.................      37,000         59,103
 Wilshaw P.L.C..........................      28,000         10,322
 Wilson (Connolly) Holdings P.L.C.......     565,400      1,746,119
 Wintrust P.L.C.........................      24,000        170,061
 Wolverhampton & Dudley Breweries
   P.L.C................................     162,659      1,738,863
 Woolworths Group P.L.C.................     859,821        510,649
 Wyevale Garden Centres P.L.C...........      60,344        373,214
 Wyndeham Press Group P.L.C.............      34,000         78,821
 *XAAR P.L.C............................     150,000         61,438
 XANSA P.L.C............................     732,332      1,127,827
 YJL P.L.C..............................      14,000          7,741
 Yates Brothers Wine Lodges P.L.C.......      82,771        111,876
 *Yorkshire Group P.L.C.................     117,096         15,348
 Young & Co's Brewery P.L.C. Class A....       5,000         64,305
 *Zetters Group P.L.C...................      33,500         63,117
 Zotefoams P.L.C........................     139,800        211,863
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $99,557,514)....................                109,116,167
                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *British Pound Sterling
   (Cost $1,674,655)....................                  1,663,879
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Letter of Entitlements - Audemars
   Piguet
   (Cost $0)............................      81,758              0
                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $101,232,169)...................                110,780,046
                                                       ------------
FRANCE -- (5.0%)
COMMON STOCKS -- (5.0%)
 Actielec Technologies..................       3,713          9,520
 Alain Manoukian SA.....................       9,565        382,492
 *#Alstom SA............................     208,004        836,674
 #Altran Technologies SA................      71,800        510,903
 *Ares (Groupe) SA......................      23,800        106,090
                                            SHARES        VALUE+
                                            ------        ------
 Aubay SA...............................      24,800   $     72,921
 Bail-Investissement (Societe
   Immobiliere pour le Commerce &
   l'Industrie).........................       9,333      1,545,548
 Bains de Mer et du Cercle des Etrangers
   a Monaco.............................       6,329      1,153,042
 Bongrain SA............................      33,683      1,527,192
 *#Bull SA..............................     369,100        425,430
 Burelle SA.............................      10,986        840,515
 CEGID SA...............................         650         33,255
 *CGBI..................................       7,000          2,552
 *CS Communication et Systemes..........      13,500        125,276
 *Carbone Lorraine......................      37,158        885,422
 Change de la Bourse SA.................       2,000         47,045
 *Christian Dalloz SA...................       2,557        225,554
 Cie Financiere Pour La Location
   D'Immeubles Industriels & Commerciaux
   Sa...................................      48,652      1,750,978
 Cie Francaise des Ferrailles...........       9,710        564,163
 Cie Industrielle et Financiere
   d'Ingenierie SA Ingenico.............      20,000        187,712
 *#Club Mediterranee SA.................      74,800      1,711,117
 Conflandey SA..........................       1,939         48,142
 *Consortium International de Diffusion
   et de Representation Sante...........       1,300         16,819
 *Crometal SA...........................       3,920        157,770
 *Cryo..................................      30,500          5,381
 *Delachaux SA..........................       6,700        424,739
 *Desquenne et Giral SA.................       4,761         54,876
 Deveaux SA.............................       3,313        292,631
 Didot-Bottin...........................       1,204        111,516
 Elior..................................      45,700        299,922
 Entenial SA............................      15,773        649,293
 *Etam Developpement SA.................      34,200        792,412
 *#Euro Disney SCA......................   4,022,037      2,176,017
 Explosifs et de Produits Chimiques.....         312         77,061
 Faurecia SA............................      14,175        875,268
 Fimalac SA.............................     104,163      3,001,498
 France-Africaine de Recherches
   Petrolieres (Francarep)..............       2,004        133,169
 *#GFI Informatique SA..................     163,600        827,390
 *Gantois Series A......................         465         26,798
 Gascogne SA............................      10,334        862,949
 *Generale de Geophysique SA............      44,459        862,784
 *Geodis SA.............................       4,900        163,383
 Gevelot................................       2,400        106,558
 Groupe Bourbon SA......................       1,636        127,957
 *Groupe Flo SA.........................      10,200         41,748
 Groupe Guillin SA......................         480         27,663
 Hbs Technologie SA.....................         405          9,522
 IMS International Metal Service SA.....      48,200        293,653
 *Immobiliere et Hoteliere SA...........      27,700         34,208
 *LVL Medical Groupe SA.................      12,000         93,997
 Legris Industries SA...................      26,458        622,365
 Lisi SA................................      26,300        603,183
 Maire (Henri)..........................       1,252          9,571
 *Marionnaud Parfumeries Retails
   Perfumes.............................      13,600        379,893
 Matussiere et Forest SA................       7,020         35,751
 *Metaleurop SA.........................      62,320         47,643
 Montupet SA............................      26,673        436,059

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *#NAF NAF SA...........................      36,191   $    921,546
 Nord Est SA............................      31,078      1,339,632
 PSB Industries SA......................       1,838        197,799
 *#Penauille Polyservices SA............      60,500        960,611
 Pinguely-Haulotte SA...................     123,300        654,031
 Plastic Omnium.........................       9,295        818,822
 Plastics du Val de Loire SA............       7,300        154,545
 *Prosodie SA...........................      22,600        372,130
 *Radiall SA............................       5,850        256,777
 Robertet SA............................       1,300        109,322
 Rougier SA.............................       2,715        184,089
 SA Fromageries Bel la Vache Qui Rit....       3,875        501,329
 SDR de Bretagne SA.....................       4,664        118,213
 SILIC (Societe Immobiliere de Location
   pour L'industrie et le Commerce).....      13,932        670,022
 *Sabate SA.............................      33,300        117,496
 Sabeton................................      18,460        217,115
 *Samf..................................         600         16,153
 Sechilienne-Sidec......................       1,000        109,381
 Securidev SA...........................      16,908        178,776
 #Selectibanque SA......................      46,567        996,800
 Setforge...............................         600         20,987
 *Signaux Girod SA......................       5,407        228,810
 Skis Rossignol SA......................       7,216         86,568
 Smoby SA...............................       1,600         54,761
 Societe Financiere Immobail SA.........       9,997        502,648
 *Societe Francais des Papiers Peints...         140          2,378
 Societe Industrielle D'Aviations
   Latecoere SA.........................      20,648        293,362
 Sucriere de Pithiviers-le-Vieil........       1,305        689,152
 *Teamlog SA............................      17,900         35,790
 Tivoly SA..............................       1,904         25,753
 Transiciel SA..........................      68,300        597,657
 *Trouvay et Cauvin SA..................       9,481          1,004
 *#Ubi Soft Entertainment SA............      66,800      1,264,913
 VM Materiaux SA........................       1,636         76,870
 Vallourec (Usines a Tubes de Lorraine
   Escaut et Vallourec Reunies).........      43,572      2,828,818
 *Valtech, La Defense...................     251,100        277,609
 Vilmorin et Cie SA.....................       9,803        921,222
 Vranken Monopole.......................      11,963        372,718
 *Walter SA.............................       1,100          5,188
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $39,012,046)....................                 44,853,787
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Prosodie SA Warrants 10/28/06.........      19,600          9,451
 *Ubi Soft Entertainment SA Warrants
   05/14/06.............................      66,800         51,854
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $20,731)........................                     61,305
                                                       ------------
TOTAL -- FRANCE
  (Cost $39,032,777)....................                 44,915,092
                                                       ------------
GERMANY -- (3.9%)
COMMON STOCKS -- (3.9%)
 *AC-Service AG.........................       6,400         30,109
 #AWD Holding AG........................      43,500        818,592
 *Aareal Bank AG........................      41,100        720,255
                                            SHARES        VALUE+
                                            ------        ------
 *Acg AG Fuer Chipkarten und
   Informationssysteme..................      61,300   $     93,726
 Ackermann-Goeggingen AG................      23,520        401,110
 *Adva AG Optical Networking............      50,600        155,328
 Aigner (Etienne) AG....................         454         82,765
 *Allbecon AG...........................       6,700          7,092
 Andreae-Noris Zahn AG, Anzag...........      31,491      1,066,688
 *Articon Integralis AG.................      15,600         39,631
 Augusta Technologie AG.................      22,000         30,015
 *BMP AG................................      64,900         22,136
 *Baader Wertpapier Handelsbank AG......      39,800         95,961
 #Bechtle AG............................      37,100        340,787
 *Berliner Elektro Holding AG...........      31,100        155,456
 *Beta Systems Software AG..............      20,850        167,979
 Bien-Haus AG...........................      16,900        186,841
 #Bilfinger & Berger Bau AG.............     125,019      3,337,800
 Biotest AG.............................      11,000         69,863
 *Brau und Brunnen AG...................       2,800        276,957
 Bremer Energiekonto AG.................      37,700        126,370
 *Bremer Woll-Kaemmerei AG..............      53,100         66,200
 *Brillant AG...........................         300          2,297
 *Brueder Mannesmann AG.................      20,600         24,228
 *COR AG Insurance Technologies.........      12,700         20,314
 *Caatoosee AG..........................      16,300         13,228
 *Ce Consumer Electrnic AG..............      46,800         86,418
 Cewe Color Holding AG..................      11,000        252,282
 *Cinemaxx AG...........................       3,100          3,828
 *#Comdirect Bank AG....................     173,200        990,017
 *Computerlinks AG......................      10,900        106,405
 *Concord Effekten AG...................       4,400          3,881
 *Constantin Film AG....................      19,300         97,154
 *Cybio AG..............................       6,100         22,671
 *D. Logistics AG.......................      53,000         77,919
 *DAS Werk AG...........................      10,600            486
 *Dab Bank AG...........................     200,400        806,088
 *Deag Deutsch Entertainment AG.........       6,100         12,197
 Deutsche Verkehrs-Bank AG..............      10,353        913,242
 *Deutz AG..............................      97,700        213,730
 *Dierig Holding AG.....................       8,750        108,058
 *Drillisch AG..........................      36,400         43,240
 #Duerr Beteiligungs AG.................      26,200        530,015
 *Dyckerhoff AG.........................      16,200        149,188
 *#Dyckerhoff AG DM50...................      29,750        440,875
 *Eckert and Ziegler Strahlen - und
   Medizintechnik AG....................       3,000         14,819
 ElreingKlinger AG......................       1,300         68,651
 *#Em TV & Merchandising AG.............     268,000        289,989
 Escada AG..............................      28,545        233,331
 *Eurobike AG...........................      18,900         27,342
 *Evotec Biosystems AG..................      94,000        386,950
 *Fao AG................................       3,400          3,799
 *#Freenet.De AG........................      32,900        855,159
 #Fuchs Petrolub AG Oel & Chemie........       6,480        692,021
 *GPC Biotech AG........................      40,900        279,004
 *#Gft Technologies AG..................      36,200         55,349
 *Gontard & Metallbank AG...............      46,008          1,677
 *Herlitz AG............................      11,643         46,559
 *Hoeft & Wessel AG.....................      11,200         20,418
 Hucke AG...............................      33,100         88,371
 Hutschenreuther AG.....................       8,591         60,524
 *IM International Media AG.............      69,900        100,299

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 IPC Archtec AG.........................       4,600   $     12,714
 Interseroh AG..........................       3,600         46,575
 *#Intershop Deutschland AG.............       6,620         10,823
 *Intertainment AG......................      14,082         27,328
 #Iwka AG...............................      58,866        844,662
 Jenoptik AG............................       9,000        108,075
 #KSB AG................................       4,650        475,807
 *Kampa-Haus AG.........................      11,900         61,583
 *Kaufring AG...........................       5,600          1,186
 Kloeckner-Werke AG.....................       5,900         51,003
 Kolbenschmidt Pierburg AG,
   Duesseldorf..........................      82,525      1,470,472
 *Kontron AG............................     119,220        544,051
 Krones AG..............................       4,700        260,417
 *Lambda Physik AG......................      24,400        261,437
 *Leica Camera AG.......................       4,000         23,570
 Leifheit AG............................       5,400        146,711
 #Leoni AG..............................      16,300        726,583
 *Loesch Umweltschutz AG................      16,000          3,952
 *M & S Elektronik AG...................      19,600          1,383
 *MVS Miete Vertrieb Service AG.........      45,052         84,780
 *MWG Biotech AG........................      57,600         62,326
 *Mania Technologie AG..................      12,100         12,808
 *Marbert AG............................       6,800         21,754
 *Maternus-Kliniken AG, Bad
   Oyenhausen...........................      16,800         11,065
 Maxdata AG.............................      53,300        244,484
 *#Medigene AG..........................      37,400        138,121
 *Mosaic Software AG....................       8,100         35,725
 Muehlabauer Holdings AG & Co. KGAA.....      10,800        138,455
 *Mwb Wertpapierhandelshaus AG..........       3,100          5,943
 *Nemetschek AG.........................       2,600          7,339
 Neue Baumwoll-Spinnerei und Weberei Hof
   AG...................................      16,730        130,851
 Norddeutsche Affinerie AG..............      12,100        125,947
 *Norddeutsche Steingutfabrik AG........       9,215         48,772
 *November AG...........................      12,500         35,284
 *Pandatel AG...........................      13,200         47,507
 *#Parsytec AG..........................      19,200         43,583
 *Personal & Informatik AG..............       2,150          7,207
 *Pfaff (G.M.) AG.......................      80,930         29,507
 Phoenix AG, Hamburg....................     103,686        951,203
 *Pixelpark AG..........................      30,100         28,675
 *Plambeck Neue Energien AG.............      33,500        152,874
 *Primacom AG...........................      12,300          4,919
 *Produkte und Syteme der
   Informationstechnologie AG...........      19,100         65,146
 *#Qs Communications AG.................     221,000        283,320
 *RTV Family Entertainment AG...........       2,480          2,858
 *Ravensberg Bau-Beteiligungen AG.......      29,500          4,510
 *Realtech AG...........................       4,700         26,202
 #Rheinmetall Berlin AG.................      85,490      1,900,359
 *Rinol AG..............................       6,900         30,919
 *Roesch Medizintechnik AG..............       7,300          5,323
 Ruecker AG.............................      11,400         34,458
 *SZ Testsysteme AG.....................       7,000            593
 *Saltus Technology AG..................       5,900          9,368
 #Salzgitter AG.........................     329,609      2,705,908
 Sartorius AG...........................      17,200        117,332
 Schlott Sebaldus AG....................       5,900         90,210
                                            SHARES        VALUE+
                                            ------        ------
 Sektkellerei Schloss Wachenheim AG.....       2,900   $     17,395
 *Senator Entertainment AG..............      51,700         24,931
 *Ser Systeme AG........................       9,400          2,211
 #Sixt AG...............................      39,200        336,564
 *Stahl (R.) AG.........................       7,700         38,942
 *Steag Hamtech AG......................      45,600        137,298
 Stoehr & Co. AG........................      44,310        208,459
 *Strabag AG............................      13,850        674,386
 *Suess Microtec AG.....................      23,600         66,616
 *TFG Venture Capital AG & Co. KGAA.....      13,100         18,181
 *TV Loonland AG........................      10,700         15,983
 Technotrans AG.........................       2,300         16,718
 *Telegate AG...........................      19,300         90,117
 *Telesenskscl AG.......................      19,100            809
 *Tiptel AG.............................      13,600         11,677
 United Internet AG.....................      18,700        290,318
 *VBH (Vereinigter Baubeschlag-Handel)
   AG...................................       6,000         10,938
 *VCL Film & Medien AG..................      10,700          6,922
 VK Muehlen AG..........................       4,632        392,247
 *Value Management & Research AG........       4,800          7,791
 Vereinigte Deutsche Nickel-Werke AG....       2,316         14,927
 #Vossloh AG............................      39,200      1,443,075
 *WCM Beteiligungs AG...................      50,000        111,145
 *Walter Bau AG, Augsburg...............     114,430        201,878
 Westag and Getalit AG, Rheda-
   Wiedenbrueck.........................      10,653         56,508
 *Windhoff AG...........................      11,400          1,743
 Wuerttembergische Metallwarenfabrik
   AG...................................      64,620      1,215,273
                                                       ------------
TOTAL -- GERMANY
  (Cost $39,561,525)....................                 34,570,703
                                                       ------------
HONG KONG -- (3.5%)
COMMON STOCKS -- (3.3%)
 ALCO Holdings, Ltd.....................     710,000        127,456
 *APT Satellite Holdings, Ltd...........     562,000        124,669
 Aeon Credit Service (Asia) Co., Ltd....     416,000        138,689
 *Allied Group, Ltd.....................   7,070,000        349,023
 *Allied Properties (Hong Kong), Ltd....  11,855,000        351,146
 Alpha General (Holdings), Ltd..........     266,800          8,142
 *Ananda Wing on Travel (Holdings),
   Ltd..................................  24,120,000         30,928
 *Applied China, Ltd....................     843,750          2,813
 *Applied International Holdings,
   Ltd..................................   1,150,000          8,995
 *Asia Commercial Holdings, Ltd.........      35,960            876
 Asia Financial Holdings, Ltd...........   1,494,106        214,572
 *Asia Securities International, Ltd....   2,326,000         43,247
 *Asia Standard International Group,
   Ltd..................................   6,096,666        182,929
 *Asia Tele-Net & Technology Corp.,
   Ltd..................................   4,000,000          5,129
 Associated International Hotels, Ltd...     758,000        349,902
 *Beauforte Investors Corp., Ltd........      44,000         10,155
 CCT Telecom Holdings, Ltd..............     600,800         67,793
 *CNT Group, Ltd........................   1,428,000         21,240
 COFCO International, Ltd...............   1,032,000        377,137
 *Capital Publications..................   1,015,200             78
 *Cct Technology Holdings Limited.......     209,880            646
 *Celestial Asia Securities Holdings,
   Ltd..................................     251,900         17,765

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Century City International Holdings,
   Ltd..................................   2,863,067   $      6,975
 Champion Technology Holdings, Ltd......     816,404        129,808
 *Chaoda Modern Agriculture (Holdings),
   Ltd..................................     900,000        105,017
 #Chen Hsong Holdings, Ltd..............     322,000        103,222
 *Cheuk Nang Technologies (Holdings),
   Ltd..................................   4,770,000          6,116
 *Cheung Wah Development Co., Ltd.......   2,000,000         29,492
 Chevalier International Holdings,
   Ltd..................................   3,147,499        187,669
 *China Aerospace International
   Holdings, Ltd........................   1,683,000         64,741
 *China Bio-Medical Group Limited.......     258,750          2,256
 *China Everbright International,
   Ltd..................................   3,610,000        107,391
 *#China Everbright, Ltd................   2,508,000        723,577
 China Hong-Kong Photo Products
   Holdings, Ltd........................   1,843,000        115,797
 *China Investments Holdings, Ltd.......   1,186,800         41,849
 *#China Motion Telecom International,
   Ltd..................................     522,000         35,475
 China Motor Bus Co., Ltd...............      24,000        135,714
 *China Online (Bermuda), Ltd...........  12,650,000         35,685
 China Overseas Land & Investment,
   Ltd..................................   8,660,000        877,242
 China Rare Earth Holdings, Ltd.........   1,210,000        102,401
 *#China Resources Beijing Land, Ltd....   2,562,000        289,092
 *China Rich Holdings, Ltd..............   2,554,000         16,374
 *China Sci-Tech Holdings, Ltd..........   5,416,000         15,278
 *China Star Entertainment, Ltd.........      37,380          2,492
 *China Strategic Holdings, Ltd.........     340,250          3,490
 China Travel International Investment,
   Ltd..................................   6,776,000      1,077,382
 *Chinese Estates Holdings, Ltd.........   2,264,000        406,424
 Chinney Investments, Ltd...............     752,000         28,928
 Chow Sang Sang Holdings International,
   Ltd..................................   1,115,000        195,871
 Chuangs China Investments, Ltd.........     884,000         17,569
 Chuang's Consortium International,
   Ltd..................................   3,051,760         50,088
 Chun Wo Holdings, Ltd..................     636,000         19,980
 *City Chiu Chow (Holdings), Ltd........     298,000          1,911
 City e Solutions, Ltd..................     472,964         45,485
 Continental Holdings, Ltd..............     382,000         28,410
 *Continental Mariner Investment Co.,
   Ltd..................................   1,290,000         94,284
 *Cosmos Machinery Enterprises, Ltd.....     414,000         17,518
 *Crocodile Garments, Ltd...............     986,000         20,102
 Dickson Concepts International, Ltd....     362,000         81,231
 *DigitalHongKong.com...................          12              0
 *Dynamic Global Holdings, Ltd..........     990,000          7,236
 Dynamic Holdings, Ltd..................     482,000         50,680
 *E-Kong Group, Ltd.....................     250,200          4,427
 *Easyknit International Holdings,
   Ltd..................................     982,400         14,234
 *Emperor (China Concept) Investments,
   Ltd..................................      11,160          1,216
 *Emperor International Holdings, Ltd...      81,200         19,366
 *Ezcom Holdings, Ltd...................      67,280          1,915
 *Fairwood Holdings, Ltd................      67,500          7,097
 Far East Consortium International,
   Ltd..................................   1,812,301         69,715
 *Far East Holdings International,
   Ltd..................................     408,000          7,115
                                            SHARES        VALUE+
                                            ------        ------
 *Far East Hotels & Entertainment,
   Ltd..................................     464,000   $     16,064
 *First Sign International Holdings,
   Ltd..................................     740,000         16,700
 Fountain Set Holdings, Ltd.............   1,350,000      1,099,213
 *Global China Group Holdings, Ltd......   1,462,000         72,174
 Golden Resources Development
   International, Ltd...................   1,587,000         60,031
 *Gold-Face Holdings, Ltd...............   1,158,000         80,182
 Goldlion Holdings, Ltd.................   1,706,000         99,532
 Golik Holdings, Ltd....................   1,216,000         54,573
 Grande Holdings, Ltd...................     450,000        539,509
 #Great Eagle Holdings, Ltd.............   1,468,119        776,533
 *Great Wall Electronic International,
   Ltd..................................  11,392,830         14,609
 *Group Sense (International), Ltd......   1,462,000         59,052
 Guangdong Brewery Holdings, Ltd........   1,602,000        172,551
 *Guangzhou Investment Co., Ltd.........   7,940,000        539,599
 *Gzitic Hualing Holdings, Ltd..........     784,000         20,005
 HKCB Bank Holding Co., Ltd.............   2,164,000        227,534
 *HKR International, Ltd................   1,906,400        386,230
 *Hang Ten Group Holdings, Ltd..........     267,010            411
 *Hanny Holdings, Ltd...................     218,450         24,089
 *Hansom Eastern Holdings, Ltd..........   2,082,600         22,966
 Harbour Centre Development, Ltd........     857,000        609,885
 Henderson China Holdings, Ltd..........     798,000        312,088
 *Heng Fung Holdings, Ltd...............      15,680          2,171
 High Fashion International, Ltd........     800,000         87,193
 *Hikari Tsushin International, Ltd.....   4,994,000         39,062
 *Hon Kwok Land Investment Co., Ltd.....     274,000         39,701
 #Hong Kong and Shanghai Hotels, Ltd....   1,884,124        851,615
 Hong Kong Catering Management, Ltd.....     384,000         22,896
 *Hong Kong Construction Holdings,
   Ltd..................................     692,000         27,951
 Hong Kong Ferry (Holdings) Co., Ltd....     349,000        270,742
 *Hong Kong Parkview Group, Ltd.........     646,000         49,700
 *Hop Hing Holdings, Ltd................     604,000         18,588
 #Hopewell Holdings, Ltd................   1,493,800      1,436,575
 *Hsin Chong Construction Group, Ltd....     336,000          9,478
 Hysan Development Co., Ltd.............     312,760        246,638
 *ITC Corp., Ltd........................     456,000         10,700
 *Innovative International (Holdings),
   Ltd..................................      26,971             69
 *Jessica Publications, Ltd.............   1,015,200         33,195
 *Jinchang Pharmaceutical...............     507,600              0
 *Jinhui Holdings Co., Ltd..............     978,000         21,319
 K Wah International Holdings, Ltd......   4,457,646        400,109
 K. Wah Construction Materials, Ltd.....   1,548,255         90,329
 KTP Holdings, Ltd......................     758,000         97,195
 *Kader Holdings Co., Ltd...............     857,000         17,363
 Karce International Holdings Co.,
   Ltd..................................     532,000         10,232
 Keck Seng Investments (Hong Kong),
   Ltd..................................     570,000         59,933
 Kee-Shing Holdings Co., Ltd............     256,000         12,638
 *King Fook Holdings, Ltd...............     338,000         11,268
 Kowloon Development Co., Ltd...........     619,000        261,926
 *Kwong Sang Hong International, Ltd....   1,060,000         30,582
 Kwoon Chung Bus Holdings, Ltd..........     296,000         30,743
 *Lai Fung Holdings, Ltd................   3,818,750         59,249
 *Lai Sun Development Co., Ltd..........   3,358,800         11,198
 *Lai Sun Garment (International),
   Ltd..................................   2,700,000         50,893
 *Lam Soon (Hong Kong), Ltd.............     203,250         68,412

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Leefung-Asco Printers Holdings, Ltd....     128,000   $     27,081
 *Linkful International Holdings,
   Ltd..................................     582,000          3,507
 *Lippo, Ltd............................     751,000         99,186
 Liu Chong Hing Bank, Ltd...............     623,000        591,145
 Liu Chong Hing Investment, Ltd.........     626,000        292,982
 Luks Industrial Group, Ltd.............     736,560         95,390
 *Magnificent Estates, Ltd..............   5,014,600         16,075
 Melbourne Enterprises, Ltd.............      41,000        125,122
 Midland Realty (Holding), Ltd..........     552,000         34,329
 *Min Xin Holdings, Ltd.................     882,000         97,262
 Miramar Hotel & Investment Co., Ltd....     816,000        591,171
 *Mui Hong Kong, Ltd....................   3,075,000         34,698
 *NWS Holdings Ltd......................   1,413,477        620,760
 *Nam Fong International Holdings,
   Ltd..................................   1,740,000          6,024
 Nam Hing Holdings, Ltd.................     538,000         15,867
 Nanyang Holdings, Ltd..................      80,850         59,092
 *National Electronics Holdings, Ltd....   1,106,000         12,764
 New Hanison Construction Hldg..........     185,099          6,646
 *New Rank City Development, Ltd........       6,760            130
 #New World China Land, Ltd.............   2,342,000        384,389
 *New World Cyberbase, Ltd..............      56,540            225
 #New World Development Co., Ltd........   4,439,540      1,593,934
 *New World Infrastructure, Ltd.........   1,975,600        169,726
 *#Onfem Holdings, Ltd..................   1,426,000         70,397
 Orient Power Holdings, Ltd.............     570,573         37,313
 Oriental Watch Holdings, Ltd...........     206,000         25,094
 Pacific Andes International Holdings,
   Ltd..................................     624,000         83,213
 Pacific Century Insurance Holdings,
   Ltd..................................     150,000         31,736
 *Pacific Concord Holding, Ltd..........   5,541,142        440,520
 *Pacific Plywood Holdings, Ltd.........   4,844,000          8,696
 Peace Mark Holdings, Ltd...............     511,594         35,424
 Pico Far East Holdings, Ltd............     392,000         13,320
 *Playmate Toys Holdings, Ltd...........   1,492,000        112,874
 Pokfulam Development Co., Ltd..........     244,000         49,121
 *Poly Investments Holdings, Ltd........   1,428,000         21,423
 Prime Succession, Ltd..................     800,000         13,746
 Proview International Holdings, Ltd....     936,000        128,420
 *QPL International Holdings, Ltd.......     651,000        136,064
 *RNA Holdings, Ltd.....................     580,200          2,009
 *Regal Hotels International Holdings,
   Ltd..................................   9,608,179         62,833
 *Rexcapital International Holdings,
   Ltd..................................   1,270,090         16,449
 *S.A.S.Dragon Holdings, Ltd............      94,400          6,294
 SIS International Holdings, Ltd........     326,000         12,958
 San Miguel Brewery Hong Kong, Ltd......   1,130,400        282,645
 *Sea Holdings, Ltd.....................   1,444,000        185,158
 *Seapower Resources International,
   Ltd..................................   2,785,000          9,642
 *Shanghai Land Holdings, Ltd...........     352,000         15,572
 Shell Electric Manufacturing (Holdings)
   Co., Ltd.............................      89,838         11,174
 Shenyin Wanguo (Hong Kong), Ltd........     850,000         82,834
 *Shougang Concord Century Holdings,
   Ltd..................................   1,000,000         47,443
 *Shougang Concord Grand (Group),
   Ltd..................................     833,000         66,223
 *Shougang Concord International
   Enterprises Co., Ltd.................   2,196,000         77,435
                                            SHARES        VALUE+
                                            ------        ------
 *Shougang Concord Technology Holdings,
   Ltd..................................     414,000   $     26,012
 *Shun Ho Resources Holdings, Ltd.......     510,000          7,847
 *Shun Ho Technology Holdings, Ltd......     814,380         12,009
 *Shun Shing Holdings, Ltd..............   2,236,000        139,055
 #Shun Tak Holdings, Ltd................   3,313,000        881,483
 Silver Grant International Industries,
   Ltd..................................   2,190,000        196,570
 *Sincere Co., Ltd......................     872,000         29,071
 Sino Hotels (Holdings), Ltd............     278,757         44,680
 *Sino-I.com, Ltd.......................  17,167,000        449,054
 *South China Holdings, Ltd.............   4,060,800        106,743
 *South China Industries, Ltd...........   1,182,000         22,734
 Starlight International Holdings,
   Ltd..................................   3,540,000         63,549
 *Stelux Holdings International, Ltd....   1,862,552         40,601
 *Styland Holdings, Ltd.................   1,359,999          2,616
 #Sun Hung Kai & Co., Ltd...............   3,340,000        436,839
 *Sunday Communications, Ltd............   4,227,000         86,721
 #Sunway International Holdings, Ltd....   1,002,000         34,690
 Tai Cheung Holdings, Ltd...............   1,809,000        299,228
 Tai Fook Securities Group, Ltd.........     534,000         51,354
 Tai Sang Land Development, Ltd.........     796,900        178,820
 Tak Sing Alliance Holdings, Ltd........   1,299,335         38,986
 Tan Chong International, Ltd...........   2,943,000        403,783
 Tern Properties Co., Ltd...............     168,000         26,712
 *Tian An China Investments Co., Ltd....  13,627,000        213,174
 Tian Teck Land, Ltd....................     800,000        164,129
 Tianjin Development Holdings, Ltd......   1,144,000        288,979
 *Tomorrow International Holdings,
   Ltd..................................   3,306,000         22,467
 Tungtex (Holdings) Co., Ltd............     558,000        169,931
 Tysan Holdings, Ltd....................     614,000         12,361
 *U-Cyber Technology Holdings, Ltd......     370,000          8,777
 USI Holdings, Ltd......................     671,999         52,562
 *Universe International Holdings,
   Ltd..................................     201,171          4,953
 Van Shung Chong Holdings, Ltd..........     482,000         70,457
 *Wah Nam International.................      12,600            242
 Wai Kee Holdings, Ltd..................   1,387,000        126,273
 *Wellnet Holdings, Ltd.................     385,000         39,000
 *Winfoong International, Ltd...........   1,525,000         26,985
 Wing On Co. International, Ltd.........     588,000        363,789
 Wing Shan International, Ltd...........   1,130,000         52,887
 Winsor Properties Holdings, Ltd........     110,000         31,383
 *Wo Kee Hong Holdings..................   1,647,052         13,305
 World Houseware (Holdings), Ltd........     672,342         30,605
 Y. T. Realty Group, Ltd................   1,166,000         44,106
 *Yaohan International Holdings, Ltd....   1,660,000              0
 *Yau Lee Holdings, Ltd.................     657,750         14,001
 *Yoshiya International Corp., Ltd......     720,000          1,846
 *Yue Fung International Group Holding,
   Ltd..................................      31,490          4,240
 *Yugang International, Ltd.............  10,520,000         59,353
 *Zhu Kuan Development Co., Ltd.........   1,362,000         48,900
 *eSun Holdings, Ltd....................     722,400         16,118
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $44,862,505)....................                 29,845,375
                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Hong Kong Dollars
   (Cost $1,537,079)....................                  1,537,064
                                                       ------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Applied China, Ltd. Warrants
   04/30/04.............................     168,750   $        216
 *Applied International Holdings, Ltd.
   Warrants 04/30/04....................     230,000            295
 *Cosmos Machinery Enterprises, Ltd.
   Warrants 06/10/03....................       2,800              4
 *Ezcom Holdings, Ltd. Rights Open Pay
   Date.................................     336,400          5,262
 *South China Holdings, Ltd. Warrants
   07/23/03.............................     812,160          1,354
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $19,466)........................                      7,131
                                                       ------------
TOTAL -- HONG KONG
  (Cost $46,419,050)....................                 31,389,570
                                                       ------------
AUSTRALIA -- (3.4%)
COMMON STOCKS -- (3.4%)
 A.P. Eagers, Ltd.......................      26,784         96,345
 *AWB, Ltd..............................      75,000        189,631
 Abigroup, Ltd..........................      56,000         90,866
 *Adacel Technologies, Ltd..............      40,300         15,232
 Adelaide Brighton, Ltd.................     766,061        544,134
 Adsteam Marine, Ltd....................     292,000        247,367
 Alesco Corp., Ltd......................      63,894        185,283
 Amalgamated Holdings, Ltd..............     282,458        434,392
 *Amrad Corp., Ltd......................      94,200         27,010
 *Anaconda Nickel NL....................   6,900,376        274,296
 *Ariadne Australia, Ltd................     360,000         65,687
 *AuIron Energy, Ltd....................     276,693          6,671
 *Auspine, Ltd..........................      15,000         26,490
 Austal, Ltd............................     328,100        151,803
 *Austar United Communications, Ltd.....     762,600        124,238
 Austereo Group, Ltd....................     370,000        344,789
 #Australand Holdings, Ltd..............     869,100        889,172
 Australian Agricultural Co., Ltd.......     100,000         60,604
 *#Australian Magnesium Corp., Ltd......      97,349         12,053
 Australian Provincial Newspaper
   Holdings, Ltd........................     215,493        477,450
 *Australian Resources, Ltd.............     352,493         52,832
 *Australian Worldwide Exploration,
   Ltd..................................     116,990         64,801
 *Avatar Industries, Ltd................      50,740          6,613
 *Bay Corp Advantage, Ltd...............     200,000        205,922
 Beach Petroleum NL.....................     179,538         36,854
 *Biota Holdings, Ltd...................      60,469         19,702
 Boral, Ltd.............................      22,287         71,165
 Brickworks, Ltd........................     139,350        640,195
 Bridgestone Australia, Ltd.............      51,126         74,962
 Bristile, Ltd..........................      82,699        184,307
 *Burns, Philp & Co., Ltd...............     748,991        327,015
 Burswood, Ltd..........................     827,541        377,488
 *#Caltex Australia, Ltd................     386,100        679,328
 Capral Aluminium, Ltd..................     110,000        193,541
 *#Centaur Mining & Exploration, Ltd....      62,058         19,411
 Central Equity, Ltd....................     163,151        180,740
 Clough, Ltd............................     989,479        306,278
 Coates Hire, Ltd.......................     259,354        403,931
 *Commander Communications, Ltd.........      50,000         28,021
 *Consolidated Paper Industries, Ltd....      64,577         43,344
 *Coplex Resources NL...................     351,512         20,616
 Coventry Group, Ltd....................      78,854        244,081
                                            SHARES        VALUE+
                                            ------        ------
 Crane Group, Ltd.......................     116,507   $    752,388
 *Cumnock Coal, Ltd.....................      40,710          4,974
 *Denehurst, Ltd........................      78,163          3,718
 Devine, Ltd............................      81,701         21,296
 *Diamin Resources NL...................     206,798          8,490
 *Dominion Mining, Ltd..................     116,119         37,835
 Downer Group, Ltd......................   1,650,659        774,472
 *Emporer Mines, Ltd....................     135,024         61,592
 *#Energy Developments, Ltd.............     158,000        181,212
 Energy Resources of Australia, Ltd.
   Series A.............................     200,366        352,536
 *Energy World Corp., Ltd...............     393,461          5,641
 *Evans & Tate, Ltd.....................      14,240          7,702
 FKP, Ltd...............................     169,862        214,741
 Fleetwood Corp., Ltd...................      35,938         84,309
 *Forest Place Group, Ltd...............      78,244         13,767
 Futuris Corp., Ltd.....................     883,054        891,939
 GRD NL.................................     130,884         85,291
 GUD Holdings, Ltd......................      96,340        263,677
 Gazal Corp., Ltd.......................      89,069        139,301
 *Globe International, Ltd..............     250,000         51,318
 Gowing Bros., Ltd......................      81,020        106,122
 Gowing Retail, Ltd.....................       5,323          1,318
 #Grand Hotel Group.....................     269,495         82,540
 Great Southern Plantations, Ltd........     349,592        179,972
 Green's Foods, Ltd.....................     101,626         45,695
 *Gympie Gold, Ltd......................     154,333         44,251
 *HIH Insurance, Ltd....................     687,747         78,430
 Hamilton Island, Ltd...................      52,566         89,748
 Hancock and Gore, Ltd..................      81,135         66,090
 *Haoma Mining NL.......................     193,606          7,570
 *Hartleys, Ltd.........................      40,681          8,086
 Healthscope, Ltd.......................     137,105        219,788
 *Henry Walker Group, Ltd...............     230,855        105,306
 Housewares International, Ltd..........         941          1,159
 *Hudson Timber & Hardware, Ltd.........     297,500         14,346
 *Hutchison Telecommunications
   (Australia), Ltd.....................   1,140,000        200,579
 Iluka Resources, Ltd...................     389,396      1,015,004
 *Intag International, Ltd..............      62,379          1,829
 *Investor Group, Ltd...................      40,000         38,317
 #Jones (David), Ltd....................     805,650        577,504
 Jupiters, Ltd..........................     596,821      2,422,971
 KTS Corp., Ltd.........................      42,741         87,735
 Kaz Group, Ltd.........................     941,502         98,165
 *Keycorp, Ltd..........................     108,754         86,461
 *Kidston Gold Mines, Ltd...............      39,750          5,828
 *MacMahon Holdings, Ltd................     305,720         36,856
 *Macquarie Corporate
   Telecommunications, Ltd..............     156,100          9,460
 Magellan Petroleum Australia, Ltd......      29,537         21,173
 Maxi-Cube, Ltd.........................     165,161         40,899
 McConnell Dowell Corp., Ltd............      40,304         38,608
 McPherson's, Ltd.......................      34,780         72,073
 Mia Group, Ltd.........................     445,000        205,890
 *Mineral Deposits, Ltd.................      40,472          3,033
 *Namoi Cotton Cooperative, Ltd.........     135,353         28,225
 National Can Industries, Ltd...........      18,850         13,512
 *New Tel, Ltd..........................     147,785          4,430
 *Normandy Mt. Leyshon, Ltd.............     123,978          6,140
 *Normans Wine, Ltd.....................      39,119          2,804

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *#Novus Petroleum, Ltd.................     338,207   $    231,413
 Nufarm, Ltd............................     220,300        581,414
 Onesteel, Ltd..........................     710,047        800,478
 *Orbital Engine Corp., Ltd.............     165,000         15,053
 Origin Energy, Ltd.....................          80            235
 *PMP Communications, Ltd...............     666,000        312,480
 *Pacific Dunlop, Ltd...................     318,229      1,175,815
 Pacific Group, Ltd.....................      61,800        148,201
 *Payce Consolidated, Ltd...............      74,466         54,834
 *Perilya Mines NL......................     219,076         74,236
 *Petsec Energy, Ltd....................     153,726         54,095
 *Plantcorp NL..........................      14,403              0
 Portman Mining, Ltd....................     319,770        195,876
 *Pracom, Ltd...........................     122,300          2,789
 Prime Television, Ltd..................     161,244        263,738
 Queensland Cotton Holdings, Ltd........      29,599         65,966
 *Resolute Mining, Ltd..................      89,083         37,153
 Ridley Corp., Ltd......................     377,938        366,964
 *Roc Oil Co., Ltd......................     200,000        147,274
 *SMS Management & Technology, Ltd......     260,000         32,192
 SPC, Ltd...............................     105,835         93,106
 *Securenet, Ltd........................      65,000         37,698
 #Seven Network, Ltd....................     390,809      1,245,345
 #Sigma Co., Ltd........................     152,700        527,389
 Smorgon Steel Group, Ltd...............   1,469,100      1,033,930
 *Solution 6 Holdings, Ltd..............     424,301        127,189
 Sons of Gwalia, Ltd....................     271,546        382,220
 Southern Cross Broadcasting
   (Australia), Ltd.....................      22,000        123,436
 *Spectrum Network Systems, Ltd. Series
   B....................................     574,481         34,067
 *St. Barbara Mines, Ltd................     329,338          7,726
 *Strathfield Group, Ltd................      71,000          6,015
 *Tassal, Ltd...........................      47,092          8,132
 *Television & Media Services, Ltd......     240,000          4,066
 Ten Network Holdings, Ltd..............     656,900        898,948
 Thakral Holdings Group.................   1,507,986        589,610
 The Gribbles Group, Ltd................     330,000        111,824
 Ticor, Ltd.............................     482,210        449,354
 Timbercorp, Ltd........................     170,537         84,459
 *Titan Resources NL....................     125,121         17,122
 Trust Company of Australia, Ltd........      22,214         76,722
 United Construction Group, Ltd.........      91,667        167,855
 Villa World, Ltd.......................     114,717         78,493
 *#Village Roadshow, Ltd................     355,686        273,505
 Vision Systems, Ltd....................     161,578        102,134
 Wattyl, Ltd............................     170,498        395,535
 *Western Metals, Ltd...................     491,208          8,002
 Wide Bay Capricorn Building Society,
   Ltd..................................      29,461        122,869
 *Yates, Ltd............................     144,138          7,139
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $29,208,330)....................                 30,042,872
                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $289,439)......................     398,305        173,903
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $28,299).......................                     28,605
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *New Tel, Ltd. Options 12/31/04
   (Cost $0)............................      23,342   $         46
                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $29,526,068)....................                 30,245,426
                                                       ------------
SWITZERLAND -- (3.3%)
COMMON STOCKS -- (3.3%)
 AFG Arbonia-Forster Holding AG.........         750         45,780
 *Ascom Holding AG......................     100,500        339,519
 Bank Coop AG...........................       2,312        335,502
 *Banque Cantonale de Geneve............         720         72,418
 *Banque Cantonale Vaudoise.............       6,695        434,363
 *Batigroup Holding AG..................       2,900         21,598
 Bobst Group SA.........................      85,200      2,731,126
 *Bossard Holding AG....................       1,100         32,938
 Bucher Industries AG, Niederweningen...      11,225      1,163,498
 Caisse d'Epargne Cantonale Vaudoise,
   Lausanne.............................       1,900        921,969
 *Calida Holding AG.....................         400         47,603
 *Card Guard AG.........................      16,225         32,389
 *Carlo Gavazzi Holding AG..............       2,530         71,873
 *Charles Voegele Holding AG............      37,400      1,006,480
 Cie Financiere Tradition...............       3,060        165,637
 Conzzeta Holdings AG...................       2,000      1,335,964
 *Crossair AG, Basel....................      21,730        113,453
 Daetwyler Holding AG, Atldorf..........         940      1,371,283
 Feintol International Holding AG.......         370         39,346
 *Fischer (Georg) AG, Schaffhausen......      19,567      2,058,213
 *Forbo Holding AG, Eglisau.............       7,331      2,251,484
 Galenica Holding, Ltd. AG, Bern........      20,000      2,272,675
 *Golay-Buchel Holding SA, Lausanne.....         125         79,659
 Gurit-Heberlein AG.....................         890        485,170
 Helvetia Patria Holding................      31,871      3,670,562
 *Industrieholding Cham AG, Cham........       1,800        252,912
 Lem Holdings AG, Lyss..................         180         33,169
 *Maag Holding AG, Zuerich..............       2,437        303,121
 *Mikron Holding AG, Biel...............       4,700         68,023
 *Moevenpick-Holding, Zuerich...........         470        297,713
 *Nextrom Holding SA....................         250          1,190
 Psp Swiss Property AG..................       7,500        912,717
 Schweizerhall Holding AG, Basel........          50         55,665
 Schweizerische National Versicherungs
   Gesellschaft.........................       4,998      1,880,347
 *Sihl..................................         750          3,115
 Sika Finanz AG, Baar...................         870        270,199
 Sulzer AG, Winterthur..................      14,740      2,025,798
 *Swisslog Holding AG...................      37,630        133,482
 *UMS Schweizerische Metallwerke Holding
   AG, Bern.............................       3,200         63,881
 Valiant Holding AG.....................       6,655        431,768
 Vaudoise Assurances Holding,
   Lausanne.............................         499        568,948
 *Von Roll Holding AG, Gerlafingen......      15,045         10,743
 Wmh Walter Meier Holding Ag, Zuerich...       5,200        295,448
 Zehnder Holding AG.....................          50         30,942

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Zschokke Holding SA, Geneve............       1,950   $    576,422
 Zueblin Holding AG.....................      44,740        283,397
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $31,089,634)....................                 29,599,502
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $57,922).......................                     57,756
                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $31,147,556)....................                 29,657,258
                                                       ------------
ITALY -- (3.3%)
COMMON STOCKS -- (3.3%)
 *Alitalia Linee Aeree Italiane SpA
   Series A.............................     900,000        233,934
 #Banca Popolare Dell'etruria e Del
   Lazio Scrl...........................      43,573        894,276
 Banca Popolare di Spoleto SpA..........         500          3,499
 #Banco Piccolo Valellinese Scarl SpA...      93,022        906,982
 *Bastogi SpA...........................   1,750,000        242,873
 Brioschi Finanziaria SpA, Milano.......   1,350,000        377,893
 Buzzi Unicem SpA.......................      28,500        211,176
 CIR SpA (Cie Industriale Riunite),
   Torino...............................   1,315,000      1,483,211
 CSP International Industria Calze
   SpA..................................      27,000         41,854
 *Caltagirone Editore SpA...............     154,000      1,017,924
 *Caltagirone SpA.......................     595,400      3,529,375
 *Carraro SpA...........................     108,000        198,791
 #Cementir Cementerie del Tirreno SpA...     873,600      2,450,527
 *Cirio Finanziaria SpA.................     960,000        224,689
 Cremonini SpA..........................      87,000        127,905
 Danieli & C.Officine Meccaniche SpA....     118,000        273,405
 *Ericsson SpA..........................      57,991      1,187,457
 *Finarte Casa d'Aste SpA (Milano)......       5,000         10,703
 *Finarte Partecipazioni Pro Arte SpA...     277,050         77,878
 *Gemina SpA............................   1,071,000        925,839
 *Giacomelli SpA........................     168,000         86,743
 Giovanni Crespi SpA....................     155,000        115,944
 Grandi Navi Veloci SpA.................      67,000        114,262
 *Grassetto SpA.........................     110,000              0
 Gruppo Ceramiche Ricchetti SpA.........     555,000        213,451
 *I Grandi Viaggi SpA...................      41,000         33,755
 Immsi SpA..............................      22,000         17,983
 #Impregilo SpA.........................   2,570,000      1,254,410
 *Industria Romagnola Conduttori
   Elettrici SpA........................      72,000        194,769
 *#Ipi SpA..............................     223,750      1,142,119
 #Italmobiliare SpA, Milano.............      29,780      1,140,427
 *La Doria SpA..........................      42,000         96,326
 Linificio and Canapificio Nazionale
   SpA..................................      46,250         59,836
 Maffei SpA.............................      90,500        137,628
 Manifattura Lane Gaetano Marzotto &
   Figli SpA............................      41,000        275,828
 Manuli Rubber Industries SpA...........     236,000        525,993
 #Milano Assicurazioni SpA..............     732,200      1,795,537
 Monrif SpA.............................     103,000         65,296
 *Montefibre SpA........................     336,474        167,794
 *NGP SpA...............................      42,059         37,595
 *Necchi SpA............................     462,500         69,627
 *Opengate Group SpA....................      22,800         73,208
                                            SHARES        VALUE+
                                            ------        ------
 Pagnossin SpA..........................      51,000   $    104,970
 *Premafin Finanziaria SpA Holding di
   Partecipazioni, Roma.................     811,584        725,447
 *Premaimm SpA..........................     523,000         61,512
 Premuda SpA............................     157,500        202,284
 *Ratti SpA.............................      80,000         37,636
 *Reno de Medici SpA, Milano............     451,761        299,141
 Roland Europe SpA......................      51,000         54,105
 *Roncadin SpA..........................     238,950         86,279
 SAES Getters SpA.......................       9,000         88,916
 SISA (Societa Imballaggi Speciali Asti
   SpA).................................     175,000        338,581
 #SMI STA Metallurgica Italiana SpA.....   2,296,000        834,428
 *SNIA SpA..............................      59,054        116,338
 *SOPAF (Societa Partecipazioni
   Finanziarie SpA).....................     351,000        114,765
 *#Sirti SpA............................     564,500        670,569
 *Societe Sportiva Lazio SpA............     268,000        178,406
 Sogefi SpA.............................     101,876        256,415
 Sol SpA................................     102,000        359,898
 Stefanel SpA...........................      91,000        158,402
 Terme Demaniali di Acqui SpA...........     553,330        232,333
 Trevi-Finanziaria Industriale SpA......     142,050        129,981
 *Vemer Siber Group SpA.................      13,800         12,173
 *Vianini Industria SpA.................     163,800        505,710
 *Vianini Lavori SpA....................     233,090      1,357,023
 Zucchi (Vincenzo) SpA..................      74,000        330,730
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $23,671,281)....................                 29,294,764
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Premafin Finanziaria SpA Warrants
   11/30/03.............................     388,884         13,035
 *Roncadin SpA Warrants 10/15/07........      63,180         13,375
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                     26,410
                                                       ------------
TOTAL -- ITALY
  (Cost $23,671,281)....................                 29,321,174
                                                       ------------
SINGAPORE -- (3.1%)
COMMON STOCKS -- (3.0%)
 #A.V. Jennings Homes, Ltd..............     265,600        238,849
 ASA Group Holdings, Ltd................     529,000         86,916
 *Acma, Ltd.............................   2,043,500        123,698
 Allgreen Properties, Ltd...............   1,654,000        820,034
 Amtek Engineering, Ltd.................     113,000         58,956
 *Apollo Enterprises, Ltd...............     240,000         63,645
 Ascott Group, Ltd......................   4,296,038        829,681
 *Asia Food and Properties, Ltd.........   1,820,000        194,107
 Auric Pacific Group, Ltd...............      57,000         30,560
 Bonvests Holdings, Ltd.................     675,400        177,162
 *CK Tang, Ltd..........................     612,000         84,676
 Chemical Industries (Far East), Ltd....      40,000         17,641
 Cosco Investment, Ltd..................   1,560,000        229,331
 Courts Singapore, Ltd..................     326,000         88,331
 Cycle & Carriage, Ltd..................      33,350        100,938
 Eagle Brand Holdings, Ltd..............   1,070,000         74,022
 *Econ International, Ltd...............   1,412,000         32,561
 *Excel Machine Tools, Ltd..............     473,000          4,090
 *Freight Links Express Holdings, Ltd...     394,000         10,221
 #Guocoland, Ltd........................   1,561,000        823,421

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *HTP Holdings, Ltd.....................     103,000   $     14,845
 Ho Bee Investment, Ltd.................   1,277,000        147,238
 Hong Fok Corp., Ltd....................   1,492,000        159,125
 Hotel Grand Central, Ltd...............     655,400        124,686
 Hotel Plaza, Ltd.......................     942,000        255,239
 *Hotel Properties, Ltd.................   1,219,000        586,798
 Hour Glass, Ltd........................     210,000         52,663
 Hwa Hong Corp., Ltd....................   2,107,000        680,222
 *I-One.Net International, Ltd..........     370,000          9,599
 *IPC Corp., Ltd........................   3,248,000         93,623
 International Factors (Singapore),
   Ltd..................................      22,000          5,200
 *Intraco, Ltd..........................     215,000         61,974
 Isetan (Singapore), Ltd................      95,000        121,310
 *Jack Chia-MPH, Ltd....................   1,085,000        184,523
 Jurong Engineering, Ltd................      98,000         92,655
 *K1 Ventures, Ltd......................   4,432,000        472,683
 Keppel Land, Ltd.......................   3,108,000      2,203,861
 Lee Kim Tah Holdings, Ltd..............     360,000         33,206
 *Liang Huat Aluminum, Ltd..............     939,000         21,653
 *Lim Kah Ngam, Ltd.....................     386,000          8,901
 Low Keng Huat Singapore, Ltd...........     232,000         38,787
 Lum Chang Holdings, Ltd................   1,001,000        150,039
 *Magnecomp International, Ltd..........     526,000         90,971
 Metro Holdings, Ltd....................   2,258,800        865,959
 *#Neptune Orient Lines, Ltd............   3,529,000      2,685,491
 *Orchard Parade Holdings, Ltd..........     942,625        184,763
 Pan-United Corp., Ltd..................   1,101,000        206,286
 Penguin Boat International, Ltd........     406,000         35,109
 Pertama Holdings, Ltd..................     105,000          8,777
 Prima, Ltd.............................     100,000        343,017
 Raffles Holdings, Ltd..................   5,767,000      1,363,113
 SNP Corp., Ltd.........................     112,500         48,318
 *SPP, Ltd..............................      55,000          1,823
 San Teh, Ltd...........................     579,000         93,462
 Singapore Finance, Ltd.................     457,000        553,266
 Singapore Land, Ltd....................   1,507,000      3,058,117
 Singapura Building Society, Ltd........      84,000         58,111
 *Singatronics, Ltd.....................     575,000        109,391
 Ssangyong Cement (Singapore), Ltd......      77,000         48,386
 Stamford Land Corp., Ltd...............   2,282,000        256,536
 Straits Trading Co., Ltd...............     988,200        877,331
 *Sunright, Ltd.........................     196,000         25,424
 Superior Metal Printing, Ltd...........     306,000         37,046
 *Tuan Sing Holdings, Ltd...............   2,931,000        177,420
 United Engineers, Ltd..................     571,666        448,208
 United Industrial Corp., Ltd...........   3,929,000      1,902,652
 United Overseas Land, Ltd..............   1,589,000      1,731,346
 United Pulp & Paper Co., Ltd...........     161,000         37,126
 *Van Der Horst, Ltd....................      13,918         59,521
 WBL Corp., Ltd.........................     445,500        475,136
 Wing Tai Holdings, Ltd.................   2,846,000      1,189,518
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $31,034,745)....................                 26,579,294
                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Singapore Dollars
   (Cost $710,691)......................                    708,911
                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Guocoland, Ltd. 7% (Non-Redeemable
   Convertible)
   (Cost $103,603)......................     174,000         95,797
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04
   (Cost $0)............................     147,500   $      1,276
                                                       ------------
TOTAL -- SINGAPORE
  (Cost $31,849,039)....................                 27,385,278
                                                       ------------
SPAIN -- (2.3%)
COMMON STOCKS -- (2.3%)
 Acerias y Forjas de Azcoitia SA........      17,839        116,655
 *Amper SA..............................     101,200        365,407
 BAMI SA (Inmobiliara de Construcciones
   y Terrenos)..........................     182,779        664,268
 CAF (Construcciones y Auxiliar de
   Ferrocarriles SA)....................      11,875        586,599
 #Cortefiel SA..........................     383,700      2,436,935
 *Dogi International Fabrics SA.........      21,900         96,848
 Empresa Nacional de Celulosa SA........      82,280      1,388,688
 *Ercros SA.............................     630,100        274,201
 *Espanola del Zinc SA..................      28,400         50,104
 Europistas Concesionaria Espanola SA...     232,238      1,521,412
 Funespana SA...........................      25,500        142,460
 Global Steel Wire SA...................      73,031        114,240
 *#Grupo Picking Pack SA................     647,800        411,427
 Iberpapel Gestion SA...................      35,573        606,662
 Inbesos SA.............................      16,000         44,035
 Inmobiliaria Colonial SA ICSA..........      79,400      1,455,878
 Inmobiliaria Urbis SA..................     288,600      2,240,262
 *LSB (La Seda de Barcelona SA) Series
   B....................................     101,500        236,369
 *Mecalux SA............................      62,500        237,433
 Nicolas Correa SA......................       8,000         23,617
 *#Obrascon Huarte Lain SA..............     365,700      1,883,899
 Papelera de Navarra SA.................       7,851        161,131
 *#Parques Reunidos SA..................      74,900        264,278
 Pescanova SA...........................      40,556        467,932
 *Radiotronica SA.......................      76,700        162,378
 *#Sol Melia SA.........................     111,200        533,609
 Tavex Algodonera SA....................      85,184        310,583
 *Tecnocom Telecomunicaciones y Energia
   SA...................................      35,910        194,282
 Tubacex SA.............................     482,310        697,734
 Unipapel SA............................      58,862      1,134,678
 Uralita SA.............................     224,280      1,485,106
 Vidrala SA, Alava......................      10,880        108,129
 Viscofan Industria Navarra de
   Envolturas Celulosicas SA............      24,100        179,423
                                                       ------------
TOTAL -- SPAIN
  (Cost $14,178,877)....................                 20,596,662
                                                       ------------
NETHERLANDS -- (2.2%)
COMMON STOCKS -- (2.2%)
 *Begemann Groep NV.....................      24,247        125,478
 *Begemann Groep NV Series B............      44,600         27,802
 *Brunel International NV...............      22,100         74,339
 #Buhrmann NV...........................     260,044      1,033,765
 Delft Instruments NV...................       2,680         36,186
 Docdata NV.............................       7,400         31,332
 *#Draka Holding NV.....................      67,000        655,627
 *Econosto NV...........................      23,804         40,035
 Gamma Holding NV.......................      58,811      1,971,342

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Gemeenschappeljk Bezit Crown van Gelder
   NV...................................      14,320   $    181,897
 Hagemeyer NV...........................     101,749        598,355
 *Ispat International NV................     163,245        727,675
 #KLM (Koninklijke Luchtvaart Mij) NV...     133,819        980,538
 Kas-Associatie NV......................      90,720      1,611,159
 #Koninklijke Bam NV....................      81,843      1,432,329
 Koninklijke Nedlloyd NV................      63,175      1,090,761
 Koninklijke Ten Cate NV................      44,707      1,367,122
 Koninklijke Ubbink NV..................         900         40,224
 Koninklijke Vopak NV...................      96,886      1,288,790
 MacIntosh NV...........................      23,191        321,855
 *#New Skies Satellites NV..............     243,120      1,515,497
 Nutreco Holding NV.....................      15,067        270,784
 Roto Smeets de Boer NV.................      20,904        504,013
 *SNT Groep NV..........................      16,600        190,358
 Samas-Groep NV, Zaandam................      24,730        100,056
 *Seagull Holding NV....................       2,000          3,858
 *Semiconductor Industries NV...........     108,700        545,903
 Smit Internationale NV.................      10,206        228,070
 Stork NV...............................      92,187      1,056,056
 *Textielgroep Twenthe NV...............       1,200          3,528
 *Tulip Computers NV....................      38,643         23,179
 Twentsche Kabel Holding NV.............      22,000        312,312
 Univar NV..............................      19,493        168,510
 #Vedior NV.............................      47,622        389,837
 *Versatel Telecom International NV.....      31,200         33,760
 *Vredestein NV.........................      50,370        293,248
 *Wegener Arcade NV ....................     108,300        645,795
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $20,869,244)....................                 19,921,375
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Smit Internationale NV Coupons
   06/13/03.............................      10,206              0
 *Versatel Telecom International
   Warrants 10/08/04....................      31,200          2,569
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $308)...........................                      2,569
                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $20,869,552)....................                 19,923,944
                                                       ------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.1%)
 *Active I Malmoe AB Series B...........      15,100         30,129
 Angpannefoereningen AB Series B........       9,850        114,754
 *#Arkivator AB.........................      73,900        221,658
 *B & N Bylock & Nordsjoefrakt AB Series
   B....................................      99,200        123,870
 Beijer AB Series B.....................       8,000         66,940
 Beijer Alma AB Series B................      16,000         80,534
 Bergman & Beving AB Series B...........      36,600        209,664
 *Bilia AB Series A.....................      39,400        547,775
 *Boliden AB............................      53,000        110,528
 *Bong Ljungdahl AB.....................      11,500         35,530
 *Boras Waefveri AB Series B............      15,900         59,255
 *C Technologies AB.....................      50,533         51,391
 Capona AB..............................      74,742        471,458
 Carbo AB...............................       8,500        153,190
 Castellum AB...........................      71,500      1,196,553
 Cloetta AB Series B....................       6,300        139,493
                                            SHARES        VALUE+
                                            ------        ------
 *Concordia Maritime AB Series B........     136,100   $    217,251
 *Doro Telefoni AB Series A.............       6,400          8,239
 *Duroc AB Series B.....................       1,400          2,163
 *Elekta AB.............................      37,700        502,301
 *Enea Data AB Series B.................     169,700         33,205
 *Fagerlid Industrier AB................      51,750              0
 *Fastighets AB Celtica.................      11,000         70,802
 Fastighets AB Tornet...................      52,650      1,060,706
 *Finnveden AB..........................      49,500        187,342
 *Framtidsfabriken AB...................     631,800         23,586
 *Frontec AB Series B...................      31,900         25,050
 Geveko AB Series B.....................      19,900        258,736
 Gorthon Lines AB Series B..............      69,300        135,600
 Gunnebo AB.............................      12,100        221,185
 Haldex AB..............................      44,200        469,417
 *Hiq International AB..................      45,000         38,233
 *IBS AB Series B.......................     113,000         71,715
 *Icon Medialab International AB........      77,300         15,921
 *Industrial & Financial Systems AB
   Series B.............................      95,500         41,430
 *Industrifoervaltnings AB Skandigen....      46,200         50,850
 *Intentia International AB Series B....      52,300         39,049
 Kinnevik Industrifoervaltnings AB
   Series B.............................     123,600      2,092,313
 Klippans Finpappersbruk AB.............      30,800        118,154
 *Klovern AB B Shares...................      18,678         25,246
 Kungsleden AB..........................      21,000        351,435
 Ljungberg Gruppen AB Series B..........       4,200         42,442
 *Mandator AB...........................      17,500          8,110
 *Medivir Series B......................      12,100        101,247
 *Micronic Laser Systems AB.............      13,000         69,450
 NCC AB Series A........................      45,400        244,879
 #NCC AB Series B.......................     169,700        913,147
 Naerkes Elektriska AB Series B.........      26,100        302,389
 Nolato AB Series B.....................      15,900         71,639
 *Nordic Shoes & Accessories AB New
   Shares...............................     390,393         50,256
 OEM International AB Series B..........       5,000         51,492
 Observer AB............................     101,700        339,081
 *Ortivus AB............................      12,300         38,635
 PEAB AB Series B.......................     123,300        607,917
 Pandox Hotelfastigheter AB.............      49,400        397,456
 *Partnertech AB........................      16,800         42,172
 Perbio Science AB......................       3,800         55,522
 *Pergo AB..............................      93,916        116,063
 Poolia AB Series B.....................      28,000         95,518
 *Pricer AB Series B....................     441,000         30,088
 *Proact It Group AB....................      15,000         29,544
 *Protect Data AB.......................      15,600         25,705
 *PyroSequencing AB.....................      12,000         10,350
 Rottneros Bruk AB......................   1,191,000      1,096,226
 *Salus Ansvar AB Series B..............      11,800         11,393
 *Scribona AB Series A..................      15,700         17,886
 *Scribona AB Series B..................      63,700         78,721
 *Song Network Holding..................       4,807         22,401
 Sweco AB Series B......................      47,050        384,606
 Trelleborg AB Series B.................     160,900      1,584,528
 *Viking Telecom AB.....................      29,100         11,051
 *WM-Data AB Series B...................     166,500        265,777
 Wallenstam Byggnads AB Series B........      79,600      1,091,302
 *Wedins Norden AB Series B.............      14,459          1,954

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Westergyllen AB Series B..............       6,800   $     27,136
 Whilborg Fastigheter AB Class B........     112,070        988,240
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,200,684)....................                 18,896,974
                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Swedish Krona
   (Cost $693,079)......................                    692,487
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Poolia AB Series B Redemption Rights
   06/18/03.............................      28,000          2,523
 *Pricer AB Free Warrants 10/17/03......      31,500             81
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                      2,604
                                                       ------------
TOTAL -- SWEDEN
  (Cost $16,893,763)....................                 19,592,065
                                                       ------------
GREECE -- (1.7%)
COMMON STOCKS -- (1.7%)
 Aegek..................................     258,434        352,587
 Agrotiki Insurance S.A.................       6,880         41,430
 *Alcatel Cables Hellas S.A.............       9,470         38,092
 *Alco Hellas ABEE S.A..................      33,000         33,379
 *Allatini Industrial & Commercial Co...      31,200         68,988
 Alpha Leasing..........................      93,615        460,236
 Alte Technological Co. S.A.............     195,400        220,625
 *Altec Information & Communication
   Systems S.A..........................     348,200        241,624
 Aluminum of Attica S.A.................     337,348        238,061
 *Anek Lines S.A........................     148,399        176,283
 Arcadia Metal Industry C. Rokas S.A....      45,611        187,757
 *Aspis Pronia General Insurance S.A....     122,500        144,077
 Athens Water & Sewerage Public Co......      58,200        224,520
 Attica Enterprises S.A. Holdings.......     295,174        652,671
 Atti-Kat S.A...........................     324,218        266,928
 *Bitros Holdings S.A...................      47,100         99,159
 Delta Dairy S.A........................      64,300        391,741
 Edrassi C. Psallidas S.A...............      46,506        135,103
 Egnatia Bank S.A.......................      31,510         70,414
 *Ergas S.A.............................      42,506         17,497
 *Etba Leasing S.A......................      37,754         76,819
 *Etma Rayon S.A........................      24,176         32,131
 *Euro Reliance General Insurance.......       4,200          8,645
 *Europaiki Techniki....................      50,500         37,419
 Fourlis S.A............................     155,000        235,169
 Frigoglass S.A.........................      96,100        447,587
 General Construction Co. S.A...........      11,000         67,275
 *General Hellenic Bank.................      71,359        330,677
 *Gnomon Construction S.A...............      82,688         67,104
 *Hatziioannou S.A......................      97,400        144,340
 Hellas Can Packaging Manufacturers
   S.A..................................      64,287        335,710
 Hellenic Cables S.A....................      72,128         95,012
 Hellenic Fabrics S.A...................      55,000        192,122
 Heremes S.A Building Enterprises.......      21,014        112,702
 *Intracom S.A..........................     339,326      1,843,816
 Kalpinis Simos Steel Service Center....      34,238        114,766
 *Keranis Holdings SA...................      42,900         53,988
 Knitwear Factory Maxim C.M.............      32,760         32,365
 *Lambrakis Press S.A...................     228,200        633,412
 Lavipharm S.A..........................     104,516        157,344
                                            SHARES        VALUE+
                                            ------        ------
 Light Metals Industry..................      61,348   $    143,586
 Loulis Mills S.A.......................      32,208         90,915
 *Maritime Company of Lesvos S.A........      69,700         51,645
 Mesochoritis Bros. Construction Co.....      48,100         37,903
 Michaniki S.A..........................     203,158        389,477
 *Minoan Lines S.A......................     210,627        354,249
 Mochlos S.A............................     128,600         90,751
 Mytilineos Holdings S.A................     128,870        407,720
 *Naoussa Spinning Mills S.A............      55,300        306,991
 Nikas S.A..............................      35,183        173,796
 Notos Com.Holdings S.A.................      11,808         29,164
 *O. Daring Sain........................      42,800         31,713
 *P.D. Papoutsanis S.A..................      10,660          9,027
 Pantechniki S.A........................      95,965        223,479
 *Pegasus Publishing & Printing S.A.....      84,220        153,534
 *Petzetakis S.A........................      88,200        122,408
 Proodeftiki Technical Co...............     107,200         78,171
 *Sanyo Hellas S.A......................     282,036        311,811
 *Sarantis S.A..........................      50,000        134,668
 Sato S.A...............................      49,860         40,463
 Selected Textile Industry Assoc. S.A...      91,300        151,408
 *Sfakianakis S.A.......................      19,670         51,822
 *Sheet Steel S.A.......................      45,900         26,452
 Shelman................................     101,118        151,040
 Spyroy Agricultural House S.A..........      66,900         81,044
 *Stabilton S.A.........................     221,900         20,879
 *Strintzis Shipping Lines S.A..........     309,236        363,704
 Technical Olympic S.A..................     455,280      1,558,224
 *Technodomi M.Travlos Br. Com. &
   Constr. Co. S.A......................      23,730         11,164
 Terna Tourist Technical & Maritime
   S.A..................................      33,100        123,019
 Themeliodomi...........................     100,260        351,401
 Thrace Plastics Co. S.A................     109,300        163,261
 Veterin................................      40,396         65,566
 *Vioter S.A............................      30,645         47,576
 *Vis Container Manufacturing Co........       3,111         12,367
 Zampa S.A..............................       1,750         25,111
                                                       ------------
TOTAL -- GREECE
  (Cost $18,662,046)....................                 15,465,084
                                                       ------------
FINLAND -- (1.6%)
COMMON STOCKS -- (1.6%)
 Amer-Yhtymae Oyj Series A..............      80,600      2,564,253
 Aspocomp Group P.L.C...................      20,000        164,659
 Bank of Aland, Ltd.....................       5,700        108,538
 *Benefon Oy............................      19,000          8,492
 *Efore Oy..............................       9,400         19,458
 Eimo Oyj...............................     134,528        151,895
 *Eq Online Oyj.........................      16,700         28,480
 *Evox Rifa Group Oyj...................     120,395          8,496
 Finnair Oyj............................     174,200        690,457
 *Finvest Oyj...........................     120,395         22,656
 HK Ruokatalo Oy Series A...............      16,100        103,200
 *Honkarakenne Oy Series B..............      15,900         63,395
 Huhtamaki Van Leer Oyj.................     178,400      1,882,113
 Ilkka-Yhtyma Oyj.......................       2,400         62,128
 Julius Tallberg-Kiinteistoet Oy,
   Helsinki Series B....................      11,601         68,222
 Kemira Oyj.............................     123,100        957,013
 Laennen Tehtaat Oy.....................      12,500        122,318

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Lemminkainen Oy........................      23,600   $    391,650
 Leo Longlife Oy........................      15,600         91,739
 Metsaemarkka Oyj Series B..............       1,300          8,409
 Okobank Class A........................      61,140        968,616
 Olvi Oyj Series A......................      15,000        182,772
 *Partek Oyj............................      88,300      1,588,951
 *Polar Real Estate Corp. Series K......     302,400        220,512
 Raisio Group P.L.C. Series V...........      42,000         42,482
 *#Rautaruukki Oyj Series K.............     285,500      1,326,361
 Raute Oy Series A......................      11,200         98,796
 Sponda Oyj.............................      23,000        135,256
 Tamfelt Oyi............................       1,400         17,783
 Tamro Oyj..............................      33,400        159,096
 Tulikivi Oy............................       5,900        122,963
 Turkistuottajat Oy.....................         500          3,587
 Wartsila Corp. Oyj Series B............      59,700        740,773
 Yit-Yhtymae Oyj........................      53,100      1,032,972
                                                       ------------
TOTAL -- FINLAND
  (Cost $10,565,540)....................                 14,158,491
                                                       ------------
DENMARK -- (1.6%)
COMMON STOCKS -- (1.6%)
 AS Dampskibsselsk Torm.................      36,570        518,492
 Aarhus Oliefabrik A.S. Aeries A........       6,770        330,319
 *Alm. Brand A.S........................      35,055        566,427
 Amagerbanken A.S.......................       4,226        383,599
 Ambu International A.S. Series B.......         608         36,600
 Amtssparekassen Fyn A.S................       4,181        367,593
 *Andersen & Martini Series B...........       3,500         12,198
 *Bording (F.E.) A.S. Series B..........         475         17,307
 Brodrene Hartmann A.S. Series B........      13,560        285,697
 *Codan A.S.............................      52,875      1,122,403
 DFDS A.S., Copenhagen..................       8,420        221,419
 Dalhoff, Larsen & Hornemann A.S. Series
   B....................................       1,813         53,994
 *Denka Holding A.S.....................         400         23,128
 Djursland Bank.........................         473         80,175
 East Asiatic Co., Ltd..................      46,252      1,260,239
 Egnsbank Han Herred....................       3,181        123,459
 Egnsbank Nord A.S......................       1,203        134,353
 *FLS Industries........................      57,506        555,695
 *Foras Holding A.S. Series A...........      19,779        151,650
 Forstaedernes Bank.....................       6,931        226,181
 *Gn Great Nordic A.S...................      48,710        211,428
 Haandvaerkerbanken I Naestved..........         622         57,149
 *Harboes Bryggeri A.S..................         460         48,823
 Hedegaard (Peder P.) A.S...............       1,406         83,524
 Henriksen Og Henriksen Holding A.S.
   Series B.............................         500         62,178
 Hoejgaard Holding A.S. Series B........       7,075        123,286
 *Junckers (F.) Industrier A.S..........       3,475         36,883
 Kompan A.S.............................         310         30,447
 Lan & Spar Bank A.S....................       5,706        201,572
 Lokalbanken I Nordsjaelland A.S........         690         87,445
 *Migatronic Series B...................       1,294         21,729
 Moens Bank A.S.........................         424         29,554
 *Morso Bank............................         240         21,747
 *NTR Holdings A.S......................       1,650         10,194
 Naestved Diskontobanken................         976        124,463
 Nordiske Kabel-Og Traadfabrikker
   Holding A.S..........................      26,325        366,982
                                            SHARES        VALUE+
                                            ------        ------
 Nordvestbank...........................       1,942   $    358,401
 Norresundby Bank.......................         439         92,145
 Obtec A.S..............................         510         20,036
 Ove Arkil Series B.....................         680         59,516
 Per Aarsleff A.S. Series B.............       2,240         63,518
 *Rederiet Knud I. Larsen A.S...........       3,619              0
 *Ringkjobing Landbobank................       2,565        495,725
 Ringkjoebing Bank......................         688        138,961
 Salling Bank...........................         500         30,099
 Sanistal A.S. Series B.................         920         35,707
 *Scanbox Danmark A.S. Series B.........       3,400          1,039
 Skaelskor Bank.........................         720         57,029
 *Skjern Bank A.S.......................       1,530         71,258
 *Spaencom A.S..........................         300         15,445
 Spar Nord Holding......................      11,919        726,933
 Sparbank Vest A.S......................       2,374        312,142
 Sparekassen Faaborg A.S................       1,634        217,433
 Sydbank A.S............................      17,570      1,614,335
 *Topdanmark A.S........................      24,600        935,277
 *Torsana A.S. Series B.................         200          2,154
 Totalbanken A.S........................         600         53,227
 Treka A.S..............................      26,230        438,374
 VT Holdings Shares B...................       4,200        149,701
 Vestfyns Bank..........................         500         34,851
 *Wessel & Vett Magasin du Nord A.S.
   Series C.............................       6,498        174,994
                                                       ------------
TOTAL -- DENMARK
  (Cost $11,938,763)....................                 14,086,632
                                                       ------------
AUSTRIA -- (1.6%)
COMMON STOCKS -- (1.6%)
 Allgemeine Sparkasse Baugesellschaft...         120         12,757
 *Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft......     106,666        939,650
 BBAG Oesterreichische Brau-
   Beteiligungs AG......................      20,882      2,959,495
 Bau Holding AG.........................      15,853      1,308,902
 Bohler Uddeholm AG.....................      32,043      1,728,326
 Brau Union Goess-Reinighaus AG.........      23,900      3,474,360
 Constantia-Iso Holding AG..............      17,000        164,154
 Flughafen Wien AG......................      37,104      1,359,369
 Frauenthal Keramik AG..................       1,308         26,922
 *General Partners Inmobilienbesitz AG..       5,900         10,686
 Linz Textil Holding AG.................         200         35,519
 *Rhi AG, Wien..........................      31,752        380,543
 *Rosenbauer International AG...........       1,462         58,464
 *Va Technologie AG.....................      48,360      1,421,951
                                                       ------------
TOTAL -- AUSTRIA
  (Cost $8,346,155).....................                 13,881,098
                                                       ------------
NORWAY -- (1.5%)
COMMON STOCKS -- (1.5%)
 *Aker Kvaerner ASA.....................      51,202        604,400
 Askia Invest ASA.......................      93,000         34,601
 #Bonheur ASA...........................      37,055        498,306
 *Brovig Asa............................         634             16
 *C. Tybring-Gjedde ASA.................     125,400          3,185
 *Choice Hotel Scandinavia ASA..........      13,000         34,964
 *Dale of Norway Holding ASA............      18,200         13,597
 *Den Norske Oljeselkapet...............     154,800        402,464

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *EDB Elektronisk Data Behandling ASA...      75,000   $    218,526
 #Farstad Shipping ASA..................      65,000        505,037
 *#Fred Olsen Energy ASA................     235,000        400,294
 #Ganger Rolf ASA.......................      29,450        378,434
 *Gresvig ASA...........................      13,300         38,553
 *Hafslund ASA..........................      45,500        268,544
 *Home Invest ASA.......................       7,066          7,391
 *Kenor ASA.............................     124,077         96,405
 Kverneland ASA.........................      23,857        267,352
 #Leif Hoegh & Co. ASA..................      94,700      1,464,525
 *#Merkantildata ASA....................   1,286,200        749,514
 *#Nera ASA.............................     660,611        908,113
 *Ocean Rig ASA.........................      70,949         83,749
 #Odfjell ASA Series A..................      88,474      1,599,585
 *Pan Fish ASA..........................     629,650         20,698
 *#Petroleum Geo Services ASA...........     630,300        241,098
 *Petrolia Drilling ASA.................      73,000            545
 *Raufoss Ammunisjonfabrikker ASA.......       3,100          2,084
 *SAS AB................................      38,000        187,372
 *Sagatex Holding ASA...................      12,200          6,380
 *Scana Industrier ASA..................      33,500          1,677
 *#Sensonor ASA.........................     136,514         39,775
 *Sinvest ASA...........................     218,372          2,284
 #Smedvig ASA Series A..................     281,900      1,646,942
 *Software Innovation ASA...............       6,709          8,872
 *Tandberg Data ASA.....................     107,700        170,580
 *#Tandberg Television ASA..............     209,900        398,311
 Veidekke ASA...........................       7,000         43,929
 #Wilhelmshaven (Wilhelm), Ltd. ASA.....      98,000      1,757,170
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,773,968)....................                 13,105,272
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $12,873).......................                     13,114
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *C. Tybring-Gjedde ASA Rights 06/17/03
   (Cost $0)............................     125,400              0
                                                       ------------
TOTAL -- NORWAY
  (Cost $15,786,841)....................                 13,118,386
                                                       ------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
 Ackermans & Van Haaren SA..............       3,300         58,219
 #Bekaert SA............................      39,600      1,856,483
 CFE (Compagnie Francois
   d'Entreprises).......................       2,996        729,408
 Cie Martime Belge SA...................      29,600      2,123,636
 Cofinimmo SA...........................      15,405      1,877,068
 Engrais Rosier SA......................         200         18,559
 Floridienne NV.........................       1,900        112,850
 *Immobel (Cie Immobiliere de Belgique
   SA)..................................      17,260        781,556
 *#Ion Beam Application SA..............      66,900        247,067
 *Ipso-Ilg SA...........................       7,200         34,296
 *Papeteries de Catala SA...............         450         44,987
 Plantations Nord-Sumatra SA............         421         74,768
 *Quick Restaurants SA..................      10,952         90,167
 *Recticel SA...........................      58,686        557,014
                                            SHARES        VALUE+
                                            ------        ------
 Sapec SA...............................       6,401   $    391,480
 Societe Belge Des Betons SA............      12,520        456,483
 Solvus SA..............................      45,728        323,233
 *Spector Photo Group SA................      11,701        137,620
 *Systemat SA...........................       7,600         49,163
 Telindus Group SA......................     100,600        737,131
 *Ubizen................................      16,000         23,335
                                                       ------------
TOTAL -- BELGIUM
  (Cost $10,198,740)....................                 10,724,523
                                                       ------------
NEW ZEALAND -- (1.1%)
COMMON STOCKS -- (1.1%)
 *AFFCO Holdings, Ltd...................   1,757,760        191,806
 CDL Hotels NZ, Ltd.....................   1,072,200        160,950
 CDL Investments NZ, Ltd................     656,470         90,964
 *Cedenco Foods, Ltd....................      42,000         40,011
 Colonial Motor Co., Ltd................      77,580        143,331
 *Evergreen Forests, Ltd................     470,500        143,972
 Fisher & Paykel Apppliances Holdings,
   Ltd..................................      32,853        237,097
 Fletcher Building, Ltd.................     256,616        520,035
 *Fletcher Challenge Forests, Ltd.......     655,860        371,089
 Hellaby Holdings, Ltd..................     149,400        342,438
 #Independent Newspapers, Ltd.
   (Auckland)...........................   1,456,541      3,607,625
 *Kingsgate International Corp., Ltd....   1,021,800        123,887
 *Met Lifecare, Ltd.....................     161,905        127,128
 *New Zealand Oil & Gas, Ltd............     308,137         49,813
 New Zealand Refining Co., Ltd..........      12,100        111,775
 Owens Group, Ltd.......................      86,200         46,284
 *Pan Pacific Petroleum NL..............     290,746         10,743
 Pyne Gould Guinness, Ltd...............      13,948          8,939
 *Richina Pacific, Ltd..................     409,252         70,885
 Sanford, Ltd...........................     293,500        940,465
 South Port New Zealand, Ltd............      71,088         61,154
 Steel & Tube Holdings, Ltd.............     250,000        505,184
 *Tasman Farms..........................     228,576              0
 Taylors Group, Ltd.....................      42,000         38,071
 Tourism Holdings, Ltd..................     259,221        155,648
 #Tower, Ltd............................     620,375        540,845
 *Trans Tasman Properties, Ltd..........   1,898,140        306,851
 *#Tranz Rail Holdings, Ltd.............     914,543        443,532
 Williams & Kettle, Ltd.................      45,022        103,454
 Wrightson, Ltd.........................     480,700        319,164
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,614,145).....................                  9,813,140
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $6,286)........................                      6,718
                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $7,620,431).....................                  9,819,858
                                                       ------------
IRELAND -- (0.9%)
COMMON STOCKS -- (0.9%)
 Abbey P.L.C............................      82,403        474,895
 *Arcon International Resources P.L.C...     441,600         14,543
 *Ardagh P.L.C..........................      77,019         58,880
 Arnotts P.L.C..........................      58,438        962,237
 *Barlo Group P.L.C.....................     692,616        171,069
 *Dragon Oil P.L.C......................     555,000        137,079
 Greencore Group P.L.C..................     167,534        587,189

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Heiton Holdings P.L.C..................     211,378   $    745,829
 IFG Group P.L.C........................     307,277        245,752
 *Iona Technologies P.L.C...............     117,113        254,821
 Irish Continental Group P.L.C..........     100,000        917,388
 Jurys Hotel Group P.L.C................     255,558      2,233,247
 *Oakhill Group P.L.C...................      69,119          8,129
 Readymix P.L.C.........................      80,250        151,016
 Ryan Hotels P.L.C......................     301,614        266,055
 Waterford Wedgwood P.L.C...............   2,039,072        527,611
                                                       ------------
TOTAL -- IRELAND
  (Cost $7,106,689).....................                  7,755,740
                                                       ------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
 *Euro Currency
   (Cost $2,094,438)....................                  2,081,290
                                                       ------------
CANADA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Canadian Dollars
   (Cost $334,465)......................                    387,457
                                                       ------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *MBF Holdings Berhad...................      76,050              0
 *Promet Berhad.........................     201,000         15,340
 *Rekapacific Berhad....................     130,000              0
 *Saship Holdings Berhad................     361,000         84,550
 *Silverstone Corp. Berhad..............      83,923          7,067
 *Wing Tiek Holdings Berhad.............      86,000         20,142
                                                       ------------
TOTAL -- MALAYSIA
  (Cost $964,760).......................                    127,099
                                                       ------------
PORTUGAL -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Corticeira Amorim Sociedad Gestora
   Participacoes Sociais SA.............      60,000         47,281
 *Investimentos Participacoes e Gestao
   SA Inapa.............................      10,000         35,872
 *Sonae Industria-Sociedade Gestora de
   Participacoes Sociais SA.............         826          2,264
                                                       ------------
TOTAL -- PORTUGAL
  (Cost $86,061)........................                     85,417
                                                       ------------

                                             FACE
                                            AMOUNT        VALUE+
                                            ------        ------
                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (22.3%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $45,497,000 FHLB
   Notes 1.69%, 10/15/04, valued at
   $45,667,614) to be repurchased at
   $44,996,499
   (Cost $44,992,000)...................  $   44,992   $ 44,992,000
 Repurchase agreements in a Pooled Cash
   Accont, Mizuho Securities, 1.27%,
   06/02/03 (Collaterized by
   $225,981,000 U.S. Treasury
   Obligations, rates ranging from 2.0%
   to 7.5%, maturities ranging from
   8/15/04 to 08/15/25, valued at
   $153,950,951) to be repurchased at
   $153,967,293 (.)
   (Cost $153,950,951)..................     153,951    153,950,951
                                                       ------------
TOTAL TEMPORARY CASH INVESTMENTS --
  (Cost $198,942,951)...................                198,942,951
                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $939,473,325)++.................               $892,134,908{/\}
                                                       ============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $939,509,821
{/\} Includes $144,152,303 of securities on loan (See Note K)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            SCHEDULES OF INVESTMENTS
                           EMERGING MARKETS PORTFOLIO

                                  MAY 31, 2003
                                  (UNAUDITED)

                                                         VALUE+
                                                         ------
Investment in The Emerging Markets
 Series of The DFA Investment Trust
 Company................................              $393,724,570
                                                      ------------
    Total Investments (100%) (Cost
     $399,557,794)++....................              $393,724,570
                                                      ============

--------------

++   The cost for federal income tax purposes is $399,998,801

                      EMERGING MARKETS SMALL CAP PORTFOLIO

                                  MAY 31, 2003
                                  (UNAUDITED)

                                                        VALUE+
                                                        ------
Investment in The Emerging Markets Small
  Cap Series of The DFA Investment Trust
  Company...............................              $43,531,172
                                                      -----------
    Total Investments (100%) (Cost
      $43,150,565)++....................              $43,531,172
                                                      ===========

--------------

++   The cost for federal income tax purposes is $43,150,776

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                                  MAY 31, 2003
                                  (UNAUDITED)

                                            SHARES         VALUE+
                                            ------         ------
Investment in The DFA One-Year Fixed
  Income Series of The DFA Investment
  Trust Company.........................               $1,320,842,738
                                                       --------------
    Total Investments (100%) (Cost
      $1,302,261,499)++.................  130,260,625  $1,320,842,738
                                                       ==============

--------------

++   The cost for federal income tax purposes is $1,308,233,607

                   DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                  MAY 31, 2003
                                  (UNAUDITED)

                                            SHARES       VALUE+
                                            ------       ------
Investment in The DFA Two-Year Global
  Fixed Income Series of The DFA
  Investment Trust Company..............              $981,481,463
                                                      ------------
    Total Investments (100%) (Cost
      $958,982,270)++...................  95,941,492  $981,481,463
                                                      ============

--------------

++   The cost for federal income tax purposes is $967,312,016

--------------

+    See Note B to Financial Statements

                See accompanying Notes to Financial Statements.

                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                           FACE
                                          AMOUNT       VALUE+
                                          ------       ------
                                           (000)
AGENCY OBLIGATIONS -- (99.2%)
Federal Farm Credit Bank
    4.875%, 12/19/06....................  $20,420   $ 22,410,399
    7.250%, 06/12/07....................  37,270      44,468,850
    4.700%, 06/13/07....................   4,330       4,743,229
    3.470%, 10/03/07....................   7,665       8,030,682
    6.800%, 10/12/07....................   4,000       4,747,352
    3.900%, 10/29/07....................   6,315       6,728,254
    6.370%, 10/30/07....................   1,000       1,168,407
    3.700%, 11/05/07....................  14,870      15,718,452
    3.650%, 12/03/07....................  20,260      21,371,382
    3.000%, 04/15/08....................  65,550      67,066,368
Federal Home Loan Bank
    6.900%, 02/07/07....................  10,000      11,702,330
    4.875%, 02/15/07....................   3,000       3,294,951
    5.375%, 02/15/07....................   8,000       8,934,352
    4.875%, 05/15/07....................   7,000       7,704,333
    3.750%, 08/15/07....................  22,000      23,274,614
    6.750%, 08/15/07....................   1,530       1,803,527
    3.500%, 11/15/07....................  71,000      74,452,375
    3.375%, 02/15/08....................  15,000      15,631,680
    2.750%, 03/14/08....................  13,000      13,201,084
    5.925%, 04/09/08....................  15,000      17,357,805
                                                    ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $358,350,156)...................             373,810,426
                                                    ------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $2,921,000 FNMA
   Discount Notes 1.17%, 06/11/03,
   valued at $2,921,000) to be
   repurchased at $2,875,288
   (Cost $2,875,000)....................   2,875       2,875,000
                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $361,225,156)++.................            $376,685,426
                                                    ============

--------------------

  +  See Note B to Financial Statements
 ++  The cost for federal income tax purposes is $361,225,156

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                             FACE
                                           AMOUNT@        VALUE+
                                           -------        ------
                                            (000)
UNITED STATES -- (93.2%)
BONDS -- (76.0%)
Abbott Laboratories
    6.400%, 12/01/06....................   $17,000     $ 19,476,441
Asian Development Bank
    4.875%, 02/05/07....................    22,000       24,125,002
Bank Austria Creditanstalt AG
    5.375%, 12/28/07....................    22,800       25,501,800
British Columbia (Province of) Corporate
  Bonds
    4.625%, 10/03/06....................    17,100       18,541,787
CDC IXIS
    4.125%, 11/21/06....................    16,000       17,044,800
Chevron Texaco Capital Corp.
    3.375%, 02/15/08....................    20,620       21,446,264
Citigroup, Inc.
    3.500%, 02/01/08....................    20,050       20,637,946
Depfa Pfandbriefbank
    3.375%, 10/05/07....................    21,000       21,837,900
Deutsche Bahn Finance NV
    4.500%, 07/25/07....................     2,000        2,160,000
DuPont (E.I.) de Nemours & Co., Inc.
    6.750%, 09/01/07....................    22,050       25,769,107
Eksportfinans ASA
    3.875%, 11/05/07....................    21,000       22,251,600
European Investment Bank
    4.625%, 03/01/07....................    22,000       23,995,708
General Electric Capital Corp.
    4.250%, 01/15/08....................    22,050       23,441,068
Gillette Co.
    2.875%, 03/15/08....................    21,300       21,532,447
Inter-American Development Bank
  Corporate Bonds
    3.375%, 03/17/08....................    23,050       24,073,927
International Finance Corp.
    4.750%, 04/30/07....................    11,000       11,926,343
    3.000%, 04/15/08....................    10,000       10,239,470
KFW International Finance, Inc.
  Corporate Bonds
    3.375%, 01/23/08....................    22,050       22,912,243
Landwirtschaft Rentenbank Corporate
  Bonds
    4.500%, 10/23/06....................     7,000        7,582,022
Nippon Telegraph & Telephone Corp.
    6.000%, 03/25/08....................    11,350       12,951,928
Oesterreich Kontrollbank Corporate Bonds
    5.125%, 03/20/07....................    18,800       20,917,688
Oesterreich Postsparkas
    6.000%, 04/16/08....................    10,200       11,793,240
Ontario (Province of)
    3.500%, 09/17/07....................    22,000       23,030,788
Pfizer, Inc.
    6.000%, 01/15/08....................     4,500        5,144,198
Procter & Gamble Co.
    4.750%, 06/15/07....................    22,000       23,944,756
                                             FACE
                                           AMOUNT@        VALUE+
                                           -------        ------
                                            (000)
Rabobank Medium Term Notes
    4.875%, 01/25/07....................   $18,500     $ 20,240,850
Shell Finance UK
    5.000%, 07/16/07....................    20,539       22,438,858
Total Fina ELF Capital SA
    4.750%, 06/27/07....................    18,300       19,866,480
Toyota Motor Credit Corp. Euro Medium
  Term Notes
    5.500%, 09/18/07....................    20,210       22,540,011
Wal-Mart Stores, Inc. Corporate Bonds
    4.375%, 07/12/07....................    22,087       23,811,420
Wells Fargo & Co. Corporate Bonds
    3.500%, 04/04/08....................    22,550       23,283,732
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    6.125%, 12/19/07....................    21,000       24,458,700
                                                       ------------
TOTAL BONDS
  (Cost $590,696,159)...................                618,918,524
                                                       ------------
AGENCY OBLIGATIONS -- (14.6%)
Federal Farm Credit Bank
    3.000%, 04/15/08....................    12,000       12,277,596
Federal Home Loan Bank
    4.875%, 05/15/07....................    13,000       14,308,047
    3.750%, 08/15/07....................     7,000        7,405,559
    3.375%, 02/15/08....................     8,000        8,336,896
    2.750%, 03/14/08....................    12,000       12,185,616
Federal Home Loan Mortgage Corporation
    4.875%, 03/15/07....................    21,000       23,135,763
Federal National Mortgage Association
    5.250%, 04/15/07....................    11,400       12,734,039
    6.000%, 05/15/08....................    25,000       29,057,600
                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $113,586,062)...................                119,441,116
                                                       ------------
COMMERCIAL PAPER -- (2.6%)
Ciesco L.P.
    1.240%, 06/09/03....................    13,000       12,996,840
Windmill Funding Corp.
    1.240%, 06/02/03....................     8,000        8,000,000
                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $20,996,142)....................                 20,996,840
                                                       ------------
TOTAL -- UNITED STATES
  (Cost $725,278,363)...................                759,356,480
                                                       ------------
CANADA -- (5.8%)
BONDS -- (5.8%)
Alberta (Province of)
    5.650%, 10/01/07....................    10,015        7,825,746
Alberta Municipal Finance Authority
    4.600%, 06/01/05....................     1,800        1,344,003
British Columbia Municipal Finance
  Authority
    7.250%, 09/25/06....................    11,463        9,281,916

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                             FACE
                                           AMOUNT@        VALUE+
                                           -------        ------
                                            (000)
Landwirtschaft Rentenbank
    4.000%, 10/04/07....................   $ 5,000     $  3,665,259
Swedish Export Credit Corp.
    5.000%, 06/28/07....................     7,000        5,322,508
Swedish Export Credit Corp. Medium Term
  Notes
    4.750%, 12/20/06....................    26,052       19,738,663
                                                       ------------
TOTAL -- CANADA
  (Cost $39,479,759)....................                 47,178,095
                                                       ------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
   (Cost $5,340)........................                      5,626
                                                       ------------

                                            SHARES
                                            ------
TEMPORARY CASH INVESTMENTS -- (1.0%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $8,217,000 FNMA
   Discount Notes 1.17%, 06/30/03,
   valued at $8,206,729) to be
   repurchased at $8,085,809
   (Cost $8,085,000)....................     8,085        8,085,000
                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $772,848,862)++.................               $814,625,201
                                                       ============

--------------------

  +  See Note B to Financial Statements
  @  Denominated in local currency or the Euro
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $772,848,862

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                           FACE
                                          AMOUNT       VALUE+
                                          ------       ------
                                           (000)
AGENCY OBLIGATIONS -- (64.2%)
Federal Farm Credit Bank
    6.400%, 10/09/07....................  $2,500    $  2,920,795
    6.000%, 01/07/08....................   5,000       5,781,660
    6.450%, 10/07/09....................   2,000       2,400,924
    7.160%, 05/19/10....................   3,000       3,742,680
    6.700%, 11/22/10....................   2,000       2,448,584
    6.135%, 12/13/10....................   4,000       4,736,744
    5.750%, 01/18/11....................   5,000       5,802,380
    6.000%, 03/07/11....................   9,000      10,605,474
    6.740%, 04/11/11....................   1,000       1,224,837
    6.260%, 12/02/11....................   2,000       2,399,478
    6.280%, 11/26/12....................   3,000       3,630,591
    8.160%, 09/30/14....................   3,615       4,987,005
Federal Home Loan Bank
    6.370%, 09/26/07....................   7,425       8,659,428
    6.200%, 10/10/07....................   2,000       2,320,284
    5.895%, 01/14/08....................   2,100       2,419,431
    6.030%, 01/30/08....................   2,000       2,317,516
    7.000%, 02/15/08....................   2,000       2,409,546
    5.905%, 03/27/08....................   4,000       4,623,220
    6.185%, 05/06/08....................   1,000       1,172,347
    6.045%, 05/22/08....................   1,000       1,166,615
    5.945%, 07/28/08....................   6,000       6,986,220
    5.915%, 08/25/08....................   3,000       3,491,379
    5.800%, 09/02/08....................   3,000       3,475,080
    5.550%, 11/17/08....................   5,000       5,739,105
    5.315%, 12/23/08....................  10,000      11,364,520
    5.545%, 02/17/09....................   3,000       3,448,878
    5.950%, 03/16/09....................   5,550       6,506,293
    5.863%, 04/22/09....................   9,000      10,515,420
    6.730%, 06/22/09....................   2,500       3,048,087
    6.500%, 11/13/09....................   9,000      10,871,505
    6.625%, 11/15/10....................   1,000       1,219,971
    7.200%, 06/14/11....................   3,000       3,801,915
    4.500%, 11/15/12....................   8,000       8,550,168
Federal Home Loan Mortgage Corporation
    6.480%, 12/05/11....................   2,000       2,452,026
                                           FACE
                                          AMOUNT       VALUE+
                                          ------       ------
                                           (000)
Tennessee Valley Authority
    5.375%, 11/13/08....................  $8,000    $  9,052,768
    6.000%, 03/15/13....................   9,000      10,667,322
                                                    ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $150,083,733)...................             176,960,196
                                                    ------------
U.S. TREASURY
  OBLIGATIONS -- (35.5%)
U.S. Treasury Bonds
    11.250%, 02/15/15...................   5,000       8,655,275
    10.625%, 08/15/15...................   6,000      10,110,702
    9.875%, 11/15/15....................   6,000       9,690,000
    9.250%, 02/15/16....................   9,000      13,999,221
    7.250%, 05/15/16....................   6,000       8,103,750
    8.750%, 05/15/17....................   4,000       6,087,812
U.S. Treasury Notes
    5.625%, 05/15/08....................  11,000      12,715,747
    5.500%, 05/15/09....................   5,000       5,812,500
    6.000%, 08/15/09....................   7,000       8,336,286
    3.875%, 02/15/13....................   7,000       7,309,806
    7.500%, 11/15/16....................   5,000       6,901,560
                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $85,202,870)....................              97,722,659
                                                    ------------
TEMPORARY CASH
  INVESTMENTS -- (0.3%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $947,000 FNMA
   Discount Notes 1.17%, 06/30/03,
   valued at $945,816) to be repurchased
   at $931,093
   (Cost $931,000)......................     931         931,000
                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $236,217,603)++.................            $275,613,855
                                                    ============

--------------------

  +  See Note B to Financial Statements
 ++  The cost for federal income tax purposes is $236,217,603

                See accompanying Notes to Financial Statements.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                           FACE
                                          AMOUNT      VALUE+
                                          ------      ------
                                          (000)
MUNICIPAL BONDS -- (60.8%)
ALABAMA -- (1.9%)
Huntsville, Alabama General Obligations
    4.500%, 08/01/07....................  $1,000   $  1,101,370
Jefferson County, Alabama Series A
  General Obligations
    5.000%, 04/01/08....................  1,300       1,468,558
                                                   ------------
                                                      2,569,928
                                                   ------------
ARIZONA -- (0.8%)
Pima County, Arizona General Obligations
    5.100%, 07/01/07....................  1,000       1,125,320
                                                   ------------
COLORADO -- (1.6%)
Denver, Colorado City & County Special
  Facilities Airport Redevelopment
  Series A Revenue Bonds
    5.500%, 01/01/08....................  1,000       1,116,650
Jefferson County, Colorado School
  District General Obligations
    5.500%, 12/15/06....................  1,000       1,136,300
                                                   ------------
                                                      2,252,950
                                                   ------------
DELAWARE -- (1.6%)
Delaware Transportation Authority
  Series B Revenue Bonds
    5.250%, 07/01/07....................  1,000       1,130,760
State of Delaware Series B General
  Obligations
    5.000%, 05/01/07....................  1,000       1,121,030
                                                   ------------
                                                      2,251,790
                                                   ------------
FLORIDA -- (2.4%)
Florida State Board of Education
  Series H General Obligations
    5.000%, 06/01/08....................  1,000       1,135,500
Jacksonville, Florida Excise Taxes
  Revenue Bonds
    5.250%, 10/01/07....................  1,000       1,138,530
Tallahassee, Florida Energy Systems
    2.750%, 10/01/05....................  1,000       1,034,720
                                                   ------------
                                                      3,308,750
                                                   ------------
GEORGIA -- (1.7%)
State of Georgia General Obligations
    5.750%, 09/01/07....................  1,000       1,157,110
State of Georgia General Obligations
    5.250%, 08/01/07....................  1,000       1,135,060
                                                   ------------
                                                      2,292,170
                                                   ------------
HAWAII -- (1.6%)
State of Hawaii General Obligations
    5.000%, 04/01/08....................  2,000       2,254,420
                                                   ------------
                                           FACE
                                          AMOUNT      VALUE+
                                          ------      ------
                                          (000)
ILLINOIS -- (3.7%)
Central Lake County, Illinois General
  Obligations
    6.000%, 02/01/08....................  $1,000   $  1,167,540
Chicago, Illinois Public Building
  Commission Revenue Bonds
    5.000%, 03/01/08....................  1,000       1,125,580
Chicago, Illinois Tax Increment
    5.500%, 01/01/07....................    970       1,090,843
Du Page, Illinois Water Commission
  General Obligations
    5.000%, 03/01/07....................  1,000       1,111,430
State of Illinios First Series General
  Obligations
    5.250%, 04/01/07....................    600         672,624
                                                   ------------
                                                      5,168,017
                                                   ------------
INDIANA -- (1.6%)
Indianapolis, Indiana Local Improvement
  Revenue Bonds
    6.500%, 01/01/08....................  1,000       1,187,780
Valparaiso, Indiana School Building
  Corp.
    4.500%, 01/05/07....................  1,000       1,090,070
                                                   ------------
                                                      2,277,850
                                                   ------------
KANSAS -- (2.5%)
Johnson County, Kansas General
  Obligations
    5.250%, 09/01/07....................  1,000       1,135,060
Kansas State Development Finance
  Authority Revenue Bonds
    5.000%, 10/01/07....................  1,000       1,127,740
Wyandotte County, Kansas City, Kansas
    5.000%, 09/01/07....................  1,000       1,125,350
                                                   ------------
                                                      3,388,150
                                                   ------------
LOUISIANA -- (3.0%)
Calcasieu Parish, Louisiana General
  Obligations
    4.600%, 08/15/06....................    700         765,415
New Orleans, Louisana Certificates of
  Indebtedness General Obligations
    5.000%, 03/01/08....................  1,000       1,127,510
Shreveport, Louisiana Series A
  Certificates of Indebtedness
    5.000%, 10/01/07....................  1,000       1,126,410
St. Tammany Parish, Louisiana
    6.000%, 04/01/07....................  1,000       1,151,340
                                                   ------------
                                                      4,170,675
                                                   ------------
MARYLAND -- (0.8%)
Washington Suburban Sanitation District
  General Obligations
    5.250%, 06/01/08....................  1,000       1,151,900
                                                   ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                           FACE
                                          AMOUNT      VALUE+
                                          ------      ------
                                          (000)
MASSACHUSETTS -- (2.5%)
Boston, Massachusetts Series A General
  Obligations
    5.000%, 02/01/08....................  $1,000   $  1,125,360
State of Massachusetts Series C General
  Obligations
    5.250%, 12/01/07....................  2,000       2,277,240
                                                   ------------
                                                      3,402,600
                                                   ------------
MICHIGAN -- (3.3%)
Detroit, Michigan City School District
  Series B General Obligations
    4.500%, 05/01/08....................  1,000       1,109,120
Michigan Municipal Bond Authority
  Revenue Bonds
    5.250%, 10/01/07....................  1,000       1,137,630
Michigan State Comprehensive
  Transportation Series A Revenue Bonds
    5.750%, 05/15/07....................  1,000       1,147,780
Wayne County, Michigan Community College
  General Obligations
    5.000%, 07/01/07....................  1,000       1,122,670
                                                   ------------
                                                      4,517,200
                                                   ------------
MINNESOTA -- (1.6%)
State of Minnesota General Obligations
    6.000%, 08/01/05....................  1,000       1,102,630
State of Minnesota General Obligations
    5.000%, 11/01/07....................  1,000       1,133,770
                                                   ------------
                                                      2,236,400
                                                   ------------
MISSISSIPPI -- (0.8%)
Rankin County, Mississippi School
  District
    4.500%, 02/01/07....................  1,000       1,094,040
                                                   ------------
NEVADA -- (1.7%)
Clark County, Nevada School District
  General Obligations
    5.500%, 06/15/07....................  2,000       2,283,100
                                                   ------------
NEW HAMPSHIRE -- (0.8%)
New Hampshire State Turnpike Systems
  Revenue Bonds
    5.000%, 10/01/06....................  1,000       1,113,780
                                                   ------------
NEW JERSEY -- (0.8%)
New Jersey State Transportation Trust
  Fund Authority
    5.375%, 12/15/07....................  1,000       1,147,970
                                                   ------------
NEW MEXICO -- (1.3%)
New Mexico State Severance Tax Series
    5.000%, 07/01/07....................    550         616,088
New Mexico State Severance Tax Series
    5.000%, 07/01/07....................  1,000       1,121,410
                                                   ------------
                                                      1,737,498
                                                   ------------
                                           FACE
                                          AMOUNT      VALUE+
                                          ------      ------
                                          (000)
NEW YORK -- (1.6%)
Long Island Power Authority Series A
  Revenue Bonds
    5.250%, 12/01/05....................  $1,000   $  1,098,090
Municipal Assistance Corp. for the City
  of New York
    6.000%, 07/01/07....................  1,000       1,161,330
                                                   ------------
                                                      2,259,420
                                                   ------------
NORTH CAROLINA -- (1.7%)
North Carolina State Public Improvements
  General Obligations
    5.500%, 03/01/08....................  1,000       1,155,320
University of North Carolina Revenue
  Bonds
    5.000%, 04/01/08....................  1,000       1,133,100
                                                   ------------
                                                      2,288,420
                                                   ------------
OHIO -- (2.5%)
Franklin County, Ohio General
  Obligations
    5.500%, 12/01/07....................  1,000       1,154,910
Ohio State Higher Education Capital
  Facilities Series II Revenue Bonds
    5.250%, 12/01/06....................  1,000       1,128,190
State of Ohio Highway Improvement
  General Obligations
    5.500%, 05/01/07....................  1,000       1,138,210
                                                   ------------
                                                      3,421,310
                                                   ------------
OKLAHOMA -- (0.8%)
Grand River Dam Authority of Oklahoma
  Revenue Bonds
    5.750%, 06/01/08....................  1,000       1,162,620
                                                   ------------
OREGON -- (0.7%)
Oregon State Deparment of Transportation
  Revenue Bonds
    5.000%, 11/15/06....................    900       1,006,722
                                                   ------------
PENNSYLVANIA -- (3.4%)
Allegheny County, Pennsylvania
  Sanitation Authority
    5.000%, 12/01/07....................  1,000       1,135,310
Berks County, Pennsylvania General
  Obligations
    6.350%, 11/15/07....................  1,500       1,786,425
Pittsburgh, Pennsylvania School District
  General Obligations
    5.000%, 09/01/07....................  1,000       1,127,530
State of Pennsylvania General
  Obligations
    5.000%, 01/15/07....................    650         721,727
                                                   ------------
                                                      4,770,992
                                                   ------------
SOUTH CAROLINA -- (0.8%)
Piedmont Municipal Power Agency Electric
  Revenue Bonds Series 1985B
    6.125%, 01/01/07....................  1,000       1,144,600
                                                   ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                           FACE
                                          AMOUNT      VALUE+
                                          ------      ------
                                          (000)
TENNESSEE -- (2.4%)
Knox County, Tennessee General
  Obligations
    4.500%, 04/01/08....................  $2,000   $  2,213,700
Metro Government Nashville & Davidson
  Counties General Obligations
    5.250%, 10/15/07....................  1,000       1,137,930
                                                   ------------
                                                      3,351,630
                                                   ------------
TEXAS -- (2.8%)
Austin, Texas Electric Utility Systems
  Revenue Bonds
    5.000%, 11/15/05....................  1,000       1,090,600
Dallas Fort Worth, Texas International
  Airport Revenue Bonds
    5.500%, 11/01/07....................  1,000       1,128,560
Houston, Texas Public Improvement
  General Obligations
    5.500%, 03/01/06....................    500         552,515
San Antonio, Texas General Improvement
  General Obligations
    5.000%, 08/01/07....................  1,000       1,119,130
                                                   ------------
                                                      3,890,805
                                                   ------------
UTAH -- (1.6%)
Salt Lake City, Utah General Obligations
    5.250%, 06/15/07....................  1,000       1,131,460
Utah State Board of Regents Revenue
  Bonds
    5.250%, 04/01/08....................  1,000       1,138,600
                                                   ------------
                                                      2,270,060
                                                   ------------
VERMONT -- (0.8%)
Vermont Public Power Supply Authority
    4.000%, 07/01/07....................  1,000       1,081,530
                                                   ------------
VIRGINIA -- (0.8%)
Richmond, Virginia General Obligations
    5.000%, 07/15/07....................  1,000       1,125,920
                                                   ------------
WASHINGTON -- (3.3%)
King County, Washington Sewer Revenue
  Bonds
    5.250%, 01/01/08....................  2,000       2,272,780
Seattle, Washington Drain & Wastewater
  Revenue Bonds
    4.000%, 07/01/08....................  1,000       1,085,730
State of Washington General Obligations
    5.500%, 09/01/07....................  1,000       1,144,320
                                                   ------------
                                                      4,502,830
                                                   ------------
WISCONSIN -- (1.6%)
Muskego Norway, Wisconsin School General
  Obligations
    5.000%, 04/01/07....................  1,000       1,115,780
                                           FACE
                                          AMOUNT      VALUE+
                                          ------      ------
                                          (000)
State of Wisconsin General Obligations
    5.000%, 05/01/07....................  $1,000   $  1,115,820
                                                   ------------
                                                      2,231,600
                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $82,234,577)....................             84,252,967
                                                   ------------
TAX EXEMPT COMMERCIAL PAPER -- (37.0%)
ARIZONA -- (0.7%)
City of Mesa, Arizona Municipal
  Development
    1.150%, 06/03/03....................  1,000       1,000,000
                                                   ------------
CALIFORNIA -- (1.5%)
East Bay Mud California Waters
    1.000%, 06/02/03....................  2,000       2,000,000
                                                   ------------
CONNECTICUT -- (0.7%)
State of Connecticut Health Education
    1.100%, 06/17/03....................  1,000       1,000,000
                                                   ------------
FLORIDA -- (2.2%)
Miami-Dade County, Florida Airport
    1.070%, 06/30/03....................  2,001       2,001,000
Sunshine State Government Finance
  Commission
    1.150%, 06/04/03....................  1,000       1,000,000
                                                   ------------
                                                      3,001,000
                                                   ------------
GEORGIA -- (1.4%)
Burke County, Georgia Development
  Authority
    1.05%, 07/03/03.....................  2,000       2,000,000
                                                   ------------
LOUISIANA -- (2.2%)
Louisiana Public Facility Authority
    1.090%, 06/23/03....................  1,000       1,000,000
Louisiana Public Facility Authority
    1.090%, 06/23/03....................  1,000       1,000,000
Louisiana Public Facility Authority
    1.100%, 06/23/03....................  1,000       1,000,000
                                                   ------------
                                                      3,000,000
                                                   ------------
MARYLAND -- (3.2%)
Maryland Health & Higher Education
    1.150%, 06/09/03....................  1,000       1,000,000
Maryland Health & Higher Education
    1.150%, 06/16/03....................  1,000       1,000,000
Montgomery, Maryland General Obligations
    1.200%, 06/02/03....................  1,500       1,500,000
Montgomery, Maryland General Obligations
    1.150%, 06/05/03....................  1,000       1,000,000
                                                   ------------
                                                      4,500,000
                                                   ------------
MASSACHUSETTS -- (3.6%)
Harvard University
    1.050%, 06/19/03....................  3,000       3,000,000

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                           FACE
                                          AMOUNT      VALUE+
                                          ------      ------
                                          (000)
Massachusetts Water Resource Authority
    1.050%, 06/02/03....................  $1,000   $  1,000,000
Massachusetts Water Resource Authority
    1.120%, 06/02/03....................  1,000       1,000,000
                                                   ------------
                                                      5,000,000
                                                   ------------
MISSISSIPPI -- (1.4%)
Mississippi Hospital Facilities
    1.100%, 06/03/03....................  1,000       1,000,000
Mississippi Hospital Facilities
    1.150%, 06/03/03....................    985         984,994
                                                   ------------
                                                      1,984,994
                                                   ------------
NEBRASKA -- (0.7%)
Omaha Public Power District
    1.100%, 06/05/03....................  1,000       1,000,000
                                                   ------------
NEW JERSEY -- (3.2%)
New Jersey Economic Development
    1.150%, 06/04/03....................  2,300       2,299,985
Princeton University
    1.050%, 06/18/03....................  2,100       2,100,000
                                                   ------------
                                                      4,399,985
                                                   ------------
OHIO -- (0.7%)
Ohio State University
    1.150%, 06/12/03....................  1,000       1,000,000
                                                   ------------
SOUTH CAROLINA -- (1.4%)
South Carolina Public Services Authority
    1.150%, 06/09/03....................  2,000       2,000,000
                                                   ------------
TENNESSEE -- (2.2%)
Tennessee State School Board Authority
    1.150%, 06/06/03....................  2,000       2,000,000
Tennessee State School Board Authority
    1.150%, 06/11/03....................  1,000       1,000,000
                                                   ------------
                                                      3,000,000
                                                   ------------
TEXAS -- (9.0%)
City of San Antonio, Texas
    1.150%, 06/04/03....................  1,000       1,000,000
City of San Antonio, Texas
    1.150%, 06/04/03....................  1,000       1,000,000
                                           FACE
                                          AMOUNT      VALUE+
                                          ------      ------
                                          (000)
Dallas Area Rapid Transit
    1.100%, 06/17/03....................  $1,000   $  1,000,000
Harris County, Texas General Obligations
    1.150%, 06/18/03....................  1,000       1,000,000
Houston, Texas General Obligations
    1.200%, 06/05/03....................  1,000       1,000,000
Houston, Texas General Obligations
    1.150%, 06/06/03....................  2,000       2,000,000
Texas Municipal Power Agency
    1.100%, 06/16/03....................  1,000       1,000,000
Texas Municipal Power Agency
    1.130%, 06/16/03....................  2,000       2,000,000
University of Texas Board of Regents
    1.070%, 06/10/03....................  1,000       1,000,000
University of Texas Board of Regents
    1.120%, 06/10/03....................  1,465       1,465,000
                                                   ------------
                                                     12,465,000
                                                   ------------
UTAH -- (2.2%)
Intermountain Power Agency
    1.130%, 06/05/03....................  1,000       1,000,000
Intermountain Power Agency
    1.150%, 06/05/03....................  1,000       1,000,000
Intermountain Power Agency
    1.100%, 06/25/03....................  1,000       1,000,000
                                                   ------------
                                                      3,000,000
                                                   ------------
WISCONSIN -- (0.7%)
State of Wisconsin General Obligations
    1.100%, 06/03/03....................  1,000       1,000,000
                                                   ------------
TOTAL TAX EXEMPT COMMERCIAL PAPER
  (Cost $51,350,985)....................             51,350,979
                                                   ------------
TEMPORARY CASH INVESTMENTS -- (2.2%)
 *Wilmington Tax Exempt Portfolio -
   Investor Shares
   (Cost $3,074,768)....................  3,075       3,074,768
                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $136,660,330)++.................           $138,678,714
                                                   ============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $136,660,330

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                   U.S.       ENHANCED       U.S.         U.S.
                                   LARGE     U.S. LARGE      LARGE      SMALL XM
                                  COMPANY      COMPANY     CAP VALUE     VALUE
                                 PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
                                -----------  -----------  -----------  ----------
ASSETS:
Investments at Value..........  $   803,245  $   126,794  $ 1,317,881  $   70,206
Receivables:
  Investment Securities
    Sold......................           --           --       17,837          --
  Fund Shares Sold............          498           23          498          54
Prepaid Expenses and Other
  Assets......................           30           11            9          23
                                -----------  -----------  -----------  ----------
    Total Assets..............      803,773      126,828    1,336,225      70,283
                                -----------  -----------  -----------  ----------
LIABILITIES:
Payables:
  Investment Securities
    Purchased.................          216           18           --          51
  Fund Shares Redeemed........          283            5       18,335           3
  Due to Advisor..............           33           15          159          16
Accrued Expenses and Other
  Liabilities.................           28            7           44           5
                                -----------  -----------  -----------  ----------
    Total Liabilities.........          560           45       18,538          75
                                -----------  -----------  -----------  ----------
NET ASSETS....................  $   803,213  $   126,783  $ 1,317,687  $   70,208
                                ===========  ===========  ===========  ==========
SHARES OUTSTANDING $.01 PAR
  VALUE.......................   28,326,725   16,505,578   92,861,590   5,977,862
                                ===========  ===========  ===========  ==========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE..  $     28.36  $      7.68  $     14.19  $    11.74
                                ===========  ===========  ===========  ==========
Investments at Cost...........  $   739,434  $   140,709  $ 1,254,611  $   70,211
                                ===========  ===========  ===========  ==========

                                    U.S.         U.S.          U.S.          DFA
                                 SMALL CAP       SMALL        MICRO      REAL ESTATE
                                   VALUE          CAP          CAP       SECURITIES
                                 PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                ------------  -----------  ------------  -----------
ASSETS:
Investments at Value
  (including $0, $0, $0, and
  $8,630 of securities on
  loan, respectively).........  $  3,111,001  $   782,581  $  1,948,143  $   537,120
Receivables:
  Investment Securities
    Sold......................        17,792           --            --           --
  Dividends, Interest, and Tax
    Reclaims..................            --           --            --          537
  Securities Lending Income...            --           --            --            1
  Fund Shares Sold............         2,660        1,766         1,161          690
Prepaid Expenses and Other
  Assets......................            43           11             7           31
                                ------------  -----------  ------------  -----------
    Total Assets..............     3,131,496      784,358     1,949,311      538,379
                                ------------  -----------  ------------  -----------
LIABILITIES:
Payables:
  Collateral on Securities
    Loaned....................            --           --            --        8,848
  Investment Securities
    Purchased.................            --        1,465           402           --
  Fund Shares Redeemed........        20,452          302           759          159
  Due to Advisor..............           723          194           606           --
Accrued Expenses and Other
  Liabilities.................            71           25            99          185
                                ------------  -----------  ------------  -----------
    Total Liabilities.........        21,246        1,986         1,866        9,192
                                ------------  -----------  ------------  -----------
NET ASSETS....................  $  3,110,250  $   782,372  $  1,947,445  $   529,187
                                ============  ===========  ============  ===========
SHARES OUTSTANDING $.01 PAR
  VALUE.......................   177,301,605   60,250,233   194,886,351   33,320,223
                                ============  ===========  ============  ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE.......................  $      17.54  $     12.99  $       9.99  $     15.88
                                ============  ===========  ============  ===========
Investments at Cost...........  $  2,822,666  $   776,750  $  1,681,149  $   463,349
                                ============  ===========  ============  ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                    LARGE      INTERNATIONAL   JAPANESE   PACIFIC RIM
                                     CAP           SMALL        SMALL        SMALL
                                INTERNATIONAL     COMPANY      COMPANY      COMPANY
                                  PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO
                                -------------  -------------  ----------  -----------
ASSETS:
Investments at Value
  (including $22,151, $0, $0,
  and $0 of securities on
  loan, respectively).........   $   400,674    $   606,189   $   34,013  $   22,504
Cash..........................            15             15           --          --
Receivables:
  Investment Securities
    Sold......................            81             --           --          --
  Dividends, Interest, and Tax
    Reclaims..................         1,309             --           --          --
  Securities Lending Income...            42             --           --          --
  Fund Shares Sold............           216            687           --          --
Prepaid Expenses and Other
  Assets......................             6             15            5           4
                                 -----------    -----------   ----------  ----------
    Total Assets..............       402,343        606,906       34,018      22,508
                                 -----------    -----------   ----------  ----------
LIABILITIES:
Payables:
  Collateral on Securities
    Loaned....................        23,381             --           --          --
  Investment Securities
    Purchased.................            --            500           --          --
  Fund Shares Redeemed........         2,581            267            1          --
  Due to Advisor..............            77            195            8           4
Accrued Expenses and Other
  Liabilities.................            65             27            7           5
                                 -----------    -----------   ----------  ----------
    Total Liabilities.........        26,104            989           16           9
                                 -----------    -----------   ----------  ----------
NET ASSETS....................   $   376,239    $   605,917   $   34,002  $   22,499
                                 ===========    ===========   ==========  ==========
SHARES OUTSTANDING $.01 PAR
  VALUE.......................    30,687,498     70,099,918    3,863,116   2,560,305
                                 ===========    ===========   ==========  ==========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE..   $     12.26    $      8.64   $     8.80  $     8.79
                                 ===========    ===========   ==========  ==========
Investments at Cost...........   $   478,454    $   621,973   $  171,942  $   62,491
                                 ===========    ===========   ==========  ==========

                                                                 DFA
                                   UNITED      CONTINENTAL  INTERNATIONAL
                                KINGDOM SMALL     SMALL       SMALL CAP     EMERGING
                                   COMPANY       COMPANY        VALUE        MARKETS
                                  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                -------------  -----------  -------------  -----------
ASSETS:
Investments at Value
  (including $0, $0, $144,152,
  and $0 of securities on
  loan, respectively).........   $   16,303    $   26,219    $   892,135   $   393,725
Cash..........................           --            --             15            --
Receivables:
  Investment Securities
    Sold......................           --             3             84         1,156
  Dividends, Interest, and Tax
    Reclaims..................           --            --          4,012            --
  Securities Lending Income...           --            --            159            --
  Fund Shares Sold............           --             4            535           198
Prepaid Expenses and Other
  Assets......................            3            13              9            16
                                 ----------    ----------    -----------   -----------
    Total Assets..............       16,306        26,239        896,949       395,095
                                 ----------    ----------    -----------   -----------
LIABILITIES:
Payables:
  Collateral on Securities
    Loaned....................           --            --        153,951            --
  Investment Securities
    Purchased.................           --            --         20,855            --
  Fund Shares Redeemed........           --             7            341         1,354
  Due to Advisor..............            2             6            375           125
Accrued Expenses and Other
  Liabilities.................            4             6             99            12
                                 ----------    ----------    -----------   -----------
    Total Liabilities.........            6            19        175,621         1,491
                                 ----------    ----------    -----------   -----------
NET ASSETS....................   $   16,300    $   26,220    $   721,328   $   393,604
                                 ==========    ==========    ===========   ===========
SHARES OUTSTANDING $.01 PAR
  VALUE.......................    1,068,412     2,623,377     81,441,630    40,849,200
                                 ==========    ==========    ===========   ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE.......................   $    15.26    $     9.99    $      8.86   $      9.64
                                 ==========    ==========    ===========   ===========
Investments at Cost...........   $   14,975    $   23,228    $   939,473   $   399,558
                                 ==========    ==========    ===========   ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                                              DFA
                                 EMERGING       DFA         TWO-YEAR        DFA
                                 MARKETS      ONE-YEAR    GLOBAL FIXED   FIVE-YEAR
                                SMALL CAP   FIXED INCOME     INCOME     GOVERNMENT
                                PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                ----------  ------------  ------------  -----------
ASSETS:
Investments at Value..........  $   43,531  $ 1,320,843   $   981,481   $   376,685
Receivables:
  Investment Securities
    Sold......................          --          369            --            --
  Dividends, Interest, and Tax
    Reclaims..................          --           --            --         3,643
  Fund Shares Sold............          73        1,636           851           388
Prepaid Expenses and Other
  Assets......................          28           16            21            20
                                ----------  ------------  -----------   -----------
    Total Assets..............      43,632    1,322,864       982,353       380,736
                                ----------  ------------  -----------   -----------
LIABILITIES:
Payables:
  Investment Securities
    Purchased.................          73           --           735            --
  Fund Shares Redeemed........          --        2,005           116           142
  Due to Advisor..............          15          109            81            --
Accrued Expenses and Other
  Liabilities.................           5           37            22            90
                                ----------  ------------  -----------   -----------
    Total Liabilities.........          93        2,151           954           232
                                ----------  ------------  -----------   -----------
NET ASSETS....................  $   43,539  $ 1,320,713   $   981,399   $   380,504
                                ==========  ============  ===========   ===========
SHARES OUTSTANDING $.01 PAR
  VALUE.......................   6,458,977  127,743,098    96,629,771    33,008,502
                                ==========  ============  ===========   ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE.......................  $     6.74  $     10.34   $     10.16   $     11.53
                                ==========  ============  ===========   ===========
Investments at Cost...........  $   43,151  $ 1,302,261   $   958,982   $   361,225
                                ==========  ============  ===========   ===========

                                                              DFA
                                             DFA          INTERMEDIATE       DFA
                                          FIVE-YEAR        GOVERNMENT     SHORT-TERM
                                     GLOBAL FIXED INCOME  FIXED INCOME  MUNICIPAL BOND
                                          PORTFOLIO        PORTFOLIO      PORTFOLIO
                                     -------------------  ------------  --------------
ASSETS:
Investments at Value...............      $   814,625      $   275,614    $   138,679
Cash...............................               16                1             --
Receivables:
  Investment Securities Sold.......               --           33,766             --
  Dividends, Interest, and Tax
    Reclaims.......................           11,533            2,916          1,161
  Fund Shares Sold.................              720               80            363
Prepaid Expenses and Other
  Assets...........................               26               22             52
                                         -----------      -----------    -----------
    Total Assets...................          826,920          312,399        140,255
                                         -----------      -----------    -----------
LIABILITIES:
Payables:
  Fund Shares Redeemed.............            6,415           32,717             --
  Due to Advisor...................              169               --             22
Unrealized Loss on Forward Currency
  Contracts........................              630               26             --
Accrued Expenses and Other
  Liabilities......................              111               20             13
                                         -----------      -----------    -----------
    Total Liabilities..............            7,325           32,763             35
                                         -----------      -----------    -----------
NET ASSETS.........................      $   819,595      $   279,636    $   140,220
                                         ===========      ===========    ===========
SHARES OUTSTANDING $.01 PAR
  VALUE............................       72,510,446       21,575,785     13,753,995
                                         ===========      ===========    ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE.......      $     11.30      $     12.96    $     10.19
                                         ===========      ===========    ===========
Investments at Cost................      $   772,848      $   236,218    $   136,660
                                         ===========      ===========    ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                             ENHANCED     U.S.       U.S.
                                U.S. LARGE  U.S. LARGE  LARGE CAP  SMALL XM
                                 COMPANY     COMPANY      VALUE      VALUE
                                PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO
                                ----------  ----------  ---------  ---------
INVESTMENT INCOME
  Income Distributions
    Received from The DFA
    Investment Trust
    Company...................         --    $   813    $  6,312    $  125
  Dividends...................   $  6,526         --          --        --
  Interest....................         85         --          --        --
  Income from Securities
    Lending...................         40         --          --        --
  Expenses Allocated from
    Master Fund...............       (204)        --          --        --
                                 --------    -------    --------    ------
      Total Investment
        Income................      6,447        813       6,312       125
                                 --------    -------    --------    ------
EXPENSES
  Administrative Services.....        775         80         866        89
  Accounting & Transfer Agent
    Fees......................         90          7          25         7
  Legal Fees..................          6          1          10        --
  Audit Fees..................          1          1           2        --
  Filing Fees.................         14          7          12         9
  Shareholders' Reports.......         13          2          26         1
  Directors' Fees and
    Expenses..................          9          1           7        --
  Other.......................          1         --           1        --
                                 --------    -------    --------    ------
      Total Expenses..........        909         99         949       106
      Fees Waived, Expenses
        Reimbursed and/or
        Previously Waived Fees
        Recovered by
        Advisor...............       (571)        --          --         2
                                 --------    -------    --------    ------
  Net Expenses................        338         99         949       108
                                 --------    -------    --------    ------
  NET INVESTMENT INCOME
    (LOSS)....................      6,109        714       5,363        17
                                 --------    -------    --------    ------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions
    Received from The DFA
    Investment Trust
    Company...................         --         --          --     6,233
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................    (29,824)    (6,370)    (10,446)     (526)
  Net Realized Gain (Loss) on
    Futures...................        559         --          --        --
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities.....     49,394     11,748      72,910      (839)
    Futures...................        620         --          --        --
                                 --------    -------    --------    ------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES.....     20,749      5,378      62,464     4,868
                                 --------    -------    --------    ------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................   $ 26,858    $ 6,092    $ 67,827    $4,885
                                 ========    =======    ========    ======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                   U.S       U.S.       U.S.         DFA
                                SMALL CAP    SMALL      MICRO    REAL ESTATE
                                  VALUE       CAP        CAP     SECURITIES
                                PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO
                                ---------  ---------  ---------  -----------
INVESTMENT INCOME
  Income Distributions
    Received from The DFA
    Investment Trust
    Company...................  $  3,662    $   898   $  1,568          --
  Dividends...................        --         --         --     $14,729
  Interest....................        --         --         --          48
  Income from Securities
    Lending...................        --         --         --           8
                                --------    -------   --------     -------
      Total Investment
        Income................     3,662        898      1,568      14,785
                                --------    -------   --------     -------
EXPENSES
  Investment Advisory
    Services..................        --         --         --         679
  Administrative Services.....     4,035      1,032      3,174          --
  Accounting & Transfer Agent
    Fees......................        31         15         17         191
  Custodian Fees..............        --         --         --          22
  Legal Fees..................        27          3          1           2
  Audit Fees..................         6          2          1          12
  Filing Fees.................        24         19         18          14
  Shareholders' Reports.......        38          8          1           6
  Directors' Fees and
    Expenses..................        33          7          1           5
  Other.......................         3          1          2           3
                                --------    -------   --------     -------
      Total Expenses..........     4,197      1,087      3,215         934
                                --------    -------   --------     -------
  NET INVESTMENT INCOME
    (LOSS)....................      (535)      (189)    (1,647)     13,851
                                --------    -------   --------     -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions
    Received from The DFA
    Investment Trust
    Company...................   217,230         --     22,183          --
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................   (36,095)    (8,322)    (9,161)        693
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities.....    91,451     81,881    206,407      43,740
                                --------    -------   --------     -------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES.....   272,586     73,559    219,429      44,433
                                --------    -------   --------     -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $272,051    $73,370   $217,782     $58,284
                                ========    =======   ========     =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                    LARGE      INTERNATIONAL   JAPANESE   PACIFIC RIM
                                     CAP           SMALL        SMALL        SMALL
                                INTERNATIONAL     COMPANY      COMPANY      COMPANY
                                  PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO
                                -------------  -------------  ----------  -----------
INVESTMENT INCOME
  Dividends (Net of Foreign
    Taxes Withheld of $507,
    $1,074, $49, and $22,
    respectively).............     $ 5,408        $ 8,665      $    422     $   694
  Interest....................          60            184             5           6
  Income from Securities
    Lending...................         140            538            63          16
  Expenses Allocated from
    Master Fund...............          --           (699)          (55)        (60)
                                   -------        -------      --------     -------
      Total Investment
        Income................       5,608          8,688           435         656
                                   -------        -------      --------     -------
EXPENSES
  Investment Advisory
    Services..................         418             --            --          --
  Administrative Services.....          --          1,007            84          77
  Accounting & Transfer Agent
    Fees......................         197             16            16          16
  Custodian Fees..............          66             --            --          --
  Legal Fees..................           3              2             1          --
  Audit Fees..................           9              1            --           1
  Filing Fees.................          20             12             6           8
  Shareholders' Reports.......           4             20             1           1
  Directors' Fees and
    Expenses..................           4              6             1           1
  Other.......................          12              2             1          --
                                   -------        -------      --------     -------
      Total Expenses..........         733          1,066           110         104
      Fees Waived, Expenses
        Reimbursed, and/or
        Previously Waived Fees
        Recovered by
        Advisor...............          --             --           (12)        (14)
                                   -------        -------      --------     -------
  Net Expenses................         733          1,066            98          90
                                   -------        -------      --------     -------
  NET INVESTMENT INCOME
    (LOSS)....................       4,875          7,622           337         566
                                   -------        -------      --------     -------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN
  CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................          75          2,090       (16,165)     (3,139)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............          42            141            --           4
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
      Foreign Currency........       7,991         84,429        22,665       7,604
  Translation of Foreign
    Currency Denominated
    Amounts...................          28            138            (2)         --
                                   -------        -------      --------     -------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........       8,136         86,798         6,498       4,469
                                   -------        -------      --------     -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................     $13,011        $94,420      $  6,835     $ 5,035
                                   =======        =======      ========     =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                                 DFA
                                   UNITED      CONTINENTAL  INTERNATIONAL
                                   KINGDOM        SMALL       SMALL CAP    EMERGING
                                SMALL COMPANY    COMPANY        VALUE       MARKETS
                                  PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                                -------------  -----------  -------------  ---------
INVESTMENT INCOME
  Dividends (Net of Foreign
    Taxes Withheld of $38,
    $96, $1,295 and $789,
    respectively).............     $  377        $  610       $ 10,307      $ 5,329
  Interest....................          3            28            129           64
  Income from Securities
    Lending...................         --            42            564           --
  Expenses Allocated from
    Master Fund...............        (27)          (56)            --         (579)
                                   ------        ------       --------      -------
      Total Investment
        Income................        353           624         11,000        4,814
                                   ------        ------       --------      -------
EXPENSES
  Investment Advisory
    Services..................         --            --          1,950           --
  Administrative Services.....         42            79             --          671
  Accounting & Transfer Agent
    Fees......................         16            16            277           33
  Custodian Fees..............         --            --            137           --
  Legal Fees..................         --             1              5            3
  Audit Fees..................         --            --             17            1
  Filing Fees.................          7             7             13           10
  Shareholders' Reports.......          1             1             13            9
  Directors' Fees and
    Expenses..................         --             1              7            4
  Other.......................          1            --             21           --
                                   ------        ------       --------      -------
      Total Expenses..........         67           105          2,440          731
      Fees Waived, Expenses
        Reimbursed, and/or
        Previously Waived Fees
        Recovered by
        Advisor...............        (18)          (12)            --           --
                                   ------        ------       --------      -------
  Net Expenses................         49            93          2,440          731
                                   ------        ------       --------      -------
  NET INVESTMENT INCOME
    (LOSS)....................        304           531          8,560        4,083
                                   ------        ------       --------      -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN
  CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................        (54)        3,091          9,688         (652)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............         (2)           53            207          (85)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
      Foreign Currency........      1,804         2,026        108,638       42,426
  Translation of Foreign
    Currency Denominated
    Amounts...................          2             6            100           29
  Deferred Thailand Capital
    Gains Tax.................         --            --             --         (599)
                                   ------        ------       --------      -------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........      1,750         5,176        118,633       41,119
                                   ------        ------       --------      -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................     $2,054        $5,707       $127,193      $45,202
                                   ======        ======       ========      =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                             DFA
                                EMERGING       DFA         TWO-YEAR       DFA
                                 MARKETS     ONE-YEAR       GLOBAL     FIVE-YEAR
                                SMALL CAP  FIXED INCOME  FIXED INCOME  GOVERNMENT
                                PORTFOLIO   PORTFOLIO     PORTFOLIO    PORTFOLIO
                                ---------  ------------  ------------  ----------
INVESTMENT INCOME
  Income Distributions
    Received from The DFA
    Investment Trust
    Company...................       --      $10,028       $ 6,128           --
  Dividends (Net of Foreign
    Taxes Withheld of $52, $0,
    $0, and $0,
    respectively).............   $  523           --            --           --
  Interest....................        9           --            --      $ 6,215
  Expenses Allocated from
    Master Fund...............      (84)          --            --           --
                                 ------      -------       -------      -------
      Total Investment
        Income................      448       10,028         6,128        6,215
                                 ------      -------       -------      -------
EXPENSES
  Investment Advisory
    Services..................       --           --            --          338
  Administrative Services.....       69          565           443           --
  Accounting & Transfer Agent
    Fees......................       16           14            12           57
  Custodian Fees..............       --           --            --           15
  Legal Fees..................       --            8             4            2
  Audit Fees..................        1            2             1            9
  Filing Fees.................        7           22            20           11
  Shareholders' Reports.......       --           12            22            4
  Directors' Fees and
    Expenses..................        1           13             3            4
  Organizational Costs........        3           --            --           --
  Other.......................       --            2             3            2
                                 ------      -------       -------      -------
      Total Expenses..........       97          638           508          442
                                 ------      -------       -------      -------
  NET INVESTMENT INCOME
    (LOSS)....................      351        9,390         5,620        5,773
                                 ------      -------       -------      -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN
  CURRENCY
  Capital Gain Distributions
    Received from The DFA
    Investment Trust
    Company...................       --       12,033        10,964           --
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................      183         (816)         (231)      12,714
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............      (37)          --            --           --
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
      Foreign Currency........    5,400       (3,338)        2,526        3,669
  Deferred Thailand Capital
    Gains Tax.................      (38)          --            --           --
                                 ------      -------       -------      -------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........    5,508        7,879        13,259       16,383
                                 ------      -------       -------      -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................   $5,859      $17,269       $18,879      $22,156
                                 ======      =======       =======      =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                         DFA           DFA
                                      FIVE-YEAR    INTERMEDIATE       DFA
                                     GLOBAL FIXED   GOVERNMENT     SHORT-TERM
                                        INCOME     FIXED INCOME  MUNICIPAL BOND
                                      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                     ------------  ------------  --------------
INVESTMENT INCOME
  Interest.........................    $15,343       $ 7,947         $1,094
EXPENSES
  Investment Advisory Services.....        979           155            113
  Accounting & Transfer Agent
    Fees...........................        288            54             43
  Custodian Fees...................         36            13              5
  Legal Fees.......................          5             2              1
  Audit Fees.......................         18             7              1
  Filing Fees......................         11             9              3
  Shareholders' Reports............          7             3             --
  Directors' Fees and Expenses.....          3             4             --
  Other............................          3             6              8
                                       -------       -------         ------
      Total Expenses...............      1,350           253            174
      Fees Waived, Expenses
        Reimbursed, and/or
        Previously Waived Fees
        Recovered by Advisor.......         --            --             (5)
                                       -------       -------         ------
  Net Expenses.....................      1,350           253            169
                                       -------       -------         ------
  NET INVESTMENT INCOME (LOSS).....     13,993         7,694            925
                                       -------       -------         ------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities Sold.....     20,453         6,536             --
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions...................     (6,078)           --             --
  Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities and
      Foreign Currency.............     18,965        12,508          2,374
  Translation of Foreign Currency
    Denominated Amounts............        148            --             --
                                       -------       -------         ------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN
    CURRENCY.......................     33,488        19,044          2,374
                                       -------       -------         ------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................    $47,481       $26,738         $3,299
                                       =======       =======         ======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                    U.S.                   ENHANCED                    U.S.                     U.S.
                                LARGE COMPANY         U.S. LARGE COMPANY         LARGE CAP VALUE           SMALL XM VALUE
                                  PORTFOLIO                PORTFOLIO                PORTFOLIO                 PORTFOLIO
                           -----------------------  -----------------------  ------------------------  -----------------------
                           SIX MONTHS      YEAR     SIX MONTHS      YEAR     SIX MONTHS       YEAR     SIX MONTHS      YEAR
                             ENDED         ENDED      ENDED        ENDED        ENDED        ENDED       ENDED        ENDED
                            MAY 31,      NOV. 30,    MAY 31,      NOV. 30,    MAY 31,      NOV. 30,    MAY 31,       NOV. 30,
                              2003         2002        2003         2002        2003          2002       2003          2002
                           ------------  ---------  ------------  ---------  ------------  ----------  ------------  ---------
                           (UNAUDITED)              (UNAUDITED)              (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............   $   6,109    $  10,895    $    714    $  1,861    $    5,363   $   14,155    $    17     $    518
  Capital Gain
    Distributions
    Received from The DFA
    Investment Trust
    Company..............          --           --          --          --            --           --      6,233       10,174
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......     (29,824)     (25,252)     (6,370)    (13,396)      (10,446)      (7,084)      (526)      (2,119)
  Net Realized Gain
    (Loss) on Futures....         559       (1,711)         --          --            --           --         --           --
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment
      Securities.........      49,394     (121,447)     11,748      (4,130)       72,910     (110,769)      (839)      (6,902)
    Futures..............         620        1,297          --          --            --           --         --           --
                            ---------    ---------    --------    --------    ----------   ----------    -------     --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........      26,858     (136,218)      6,092     (15,665)       67,827     (103,698)     4,885        1,671
                            ---------    ---------    --------    --------    ----------   ----------    -------     --------
Distributions From:
  Net Investment
    Income...............      (6,261)     (10,481)       (997)     (1,629)       (8,836)     (14,742)      (444)        (764)
  Net Short-Term Gains...          --           --          --          --            --           --         --       (2,274)
  Net Long-Term Gains....          --           --          --          --            --     (116,431)    (6,874)      (2,427)
                            ---------    ---------    --------    --------    ----------   ----------    -------     --------
    Total
      Distributions......      (6,261)     (10,481)       (997)     (1,629)       (8,836)    (131,173)    (7,318)      (5,465)
                            ---------    ---------    --------    --------    ----------   ----------    -------     --------
Capital Share
  Transactions (1):
  Shares Issued..........     143,837      322,656      34,271      61,641       231,130      414,593      4,993       32,281
  Shares Issued in Lieu
    of Cash
    Distributions........       5,903       10,245         958       1,599         8,628      130,082      7,311        5,407
  Shares Redeemed........    (142,893)    (262,354)    (14,870)    (35,397)     (157,773)    (299,704)    (6,617)     (36,070)
                            ---------    ---------    --------    --------    ----------   ----------    -------     --------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........       6,847       70,547      20,359      27,843        81,985      244,971      5,687        1,618
                            ---------    ---------    --------    --------    ----------   ----------    -------     --------
    Total Increase
      (Decrease).........      27,444      (76,152)     25,454      10,549       140,976       10,100      3,254       (2,176)
NET ASSETS
  Beginning of Period....     775,769      851,921     101,329      90,780     1,176,711    1,166,611     66,954       69,130
                            ---------    ---------    --------    --------    ----------   ----------    -------     --------
  End of Period..........   $ 803,213    $ 775,769    $126,783    $101,329    $1,317,687   $1,176,711    $70,208     $ 66,954
                            =========    =========    ========    ========    ==========   ==========    =======     ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........       5,504       11,228       4,827       7,542        17,979       28,906        489        2,486
   Shares Issued in Lieu
     of Cash
     Distributions.......         231          333         140         199           680        8,719        687          427
   Shares Redeemed.......      (5,558)      (8,831)     (2,145)     (4,240)      (12,158)     (20,017)      (593)      (2,825)
                            ---------    ---------    --------    --------    ----------   ----------    -------     --------
                                  177        2,730       2,822       3,501         6,501       17,608        583           88
                            =========    =========    ========    ========    ==========   ==========    =======     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                                                    DFA
                                                                                                          REAL ESTATE SECURITIES
                                     U.S                      U.S.                      U.S.
                               SMALL CAP VALUE              SMALL CAP                MICRO CAP
                                  PORTFOLIO                 PORTFOLIO                PORTFOLIO                   PORTFOLIO
                           ------------------------  -----------------------  ------------------------  ---------------------------
                           SIX MONTHS       YEAR     SIX MONTHS      YEAR     SIX MONTHS       YEAR     SIX MONTHS          YEAR
                              ENDED        ENDED       ENDED         ENDED       ENDED        ENDED       ENDED            ENDED
                            MAY 31,      NOV. 30,     MAY 31,      NOV. 30,    MAY 31,      NOV. 30,     MAY 31,          NOV. 30,
                              2003          2002        2003         2002        2003          2002        2003             2002
                           ------------  ----------  ------------  ---------  ------------  ----------  ------------      ---------
                           (UNAUDITED)               (UNAUDITED)              (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............   $     (535)  $   12,600    $   (189)   $   3,666   $   (1,647)  $    4,034    $ 13,851        $ 17,027
  Capital Gain
    Distributions
    Received from The DFA
    Investment Trust
    Company..............      217,230      275,408          --        9,984       22,183       26,752          --              --
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......      (36,095)      13,811      (8,322)      29,280       (9,161)     (18,257)        693           2,351
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment
      Securities.........       91,451     (230,254)     81,881     (111,204)     206,407      (72,817)     43,740          (5,735)
                            ----------   ----------    --------    ---------   ----------   ----------    --------        --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........      272,051       71,565      73,370      (68,274)     217,782      (60,288)     58,284          13,643
                            ----------   ----------    --------    ---------   ----------   ----------    --------        --------
Distributions From:
  Net Investment
    Income...............      (12,117)     (15,985)     (3,458)      (4,198)      (2,812)      (6,979)    (20,699)        (16,524)
  Net Short-Term Gains...           --      (26,769)         --       (3,851)          --           --         (24)             --
  Net Long-Term Gains....     (271,483)    (451,468)     (4,842)     (66,802)     (24,249)    (244,135)     (2,260)           (583)
                            ----------   ----------    --------    ---------   ----------   ----------    --------        --------
    Total
      Distributions......     (283,600)    (494,222)     (8,300)     (74,851)     (27,061)    (251,114)    (22,983)        (17,107)
                            ----------   ----------    --------    ---------   ----------   ----------    --------        --------
Capital Share
  Transactions (1):
  Shares Issued..........      371,493      947,350     141,358      354,336      262,611      429,609     105,286         181,373
  Shares Issued in Lieu
    of Cash
    Distributions........      279,462      490,066       8,065       74,388       26,396      248,250      22,586          16,982
  Shares Redeemed........     (501,807)    (956,769)    (78,993)    (423,005)    (141,755)    (363,352)    (47,250)        (65,359)
                            ----------   ----------    --------    ---------   ----------   ----------    --------        --------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........      149,148      480,647      70,430        5,719      147,252      314,507      80,622         132,996
                            ----------   ----------    --------    ---------   ----------   ----------    --------        --------
    Total Increase
      (Decrease).........      137,599       57,990     135,500     (137,406)     337,973        3,105     115,923         129,532
NET ASSETS
  Beginning of Period....    2,972,651    2,914,661     646,872      784,278    1,609,472    1,606,367     413,264         283,732
                            ----------   ----------    --------    ---------   ----------   ----------    --------        --------
  End of Period..........   $3,110,250   $2,972,651    $782,372    $ 646,872   $1,947,445   $1,609,472    $529,187        $413,264
                            ==========   ==========    ========    =========   ==========   ==========    ========        ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........       24,098       52,306      12,575       26,762       30,861       44,863       7,267          12,006
   Shares Issued in Lieu
     of Cash
     Distributions.......       17,812       26,809         704        5,458        3,041       25,672       1,588           1,183
   Shares Redeemed.......      (32,511)     (49,283)     (7,064)     (32,535)     (16,556)     (37,839)     (3,247)         (4,368)
                            ----------   ----------    --------    ---------   ----------   ----------    --------        --------
                                 9,399       29,832       6,215         (315)      17,346       32,696       5,608           8,821
                            ==========   ==========    ========    =========   ==========   ==========    ========        ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                  LARGE CAP              INTERNATIONAL              JAPANESE                PACIFIC RIM
                                INTERNATIONAL            SMALL COMPANY            SMALL COMPANY            SMALL COMPANY
                                  PORTFOLIO                PORTFOLIO                PORTFOLIO                PORTFOLIO
                           -----------------------  -----------------------  -----------------------  -----------------------
                           SIX MONTHS      YEAR     SIX MONTHS      YEAR     SIX MONTHS      YEAR     SIX MONTHS      YEAR
                             ENDED         ENDED      ENDED        ENDED       ENDED        ENDED       ENDED        ENDED
                            MAY 31,      NOV. 30,    MAY 31,      NOV. 30,    MAY 31,      NOV. 30,    MAY 31,      NOV. 30,
                              2003         2002        2003         2002        2003         2002        2003         2002
                           ------------  ---------  ------------  ---------  ------------  ---------  ------------  ---------
                           (UNAUDITED)              (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............    $  4,875    $   5,747    $  7,622    $  7,813     $    337    $    502     $    566    $  2,278
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......          75      (19,061)      2,090         305      (16,165)     (4,453)      (3,139)     (2,698)
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........          42           (2)        141         222           --          41            4          (7)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
      and Foreign
      Currency...........       7,991      (27,967)     84,429     (19,049)      22,665      (2,713)       7,604       5,952
  Translation of Foreign
    Currency Denominated
    Amounts..............          28           24         138         123           (2)         15           --          (2)
                             --------    ---------    --------    --------     --------    --------     --------    --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........      13,011      (41,259)     94,420     (10,586)       6,835      (6,608)       5,035       5,523
                             --------    ---------    --------    --------     --------    --------     --------    --------
Distributions From:
  Net Investment
    Income...............      (5,772)      (5,281)     (8,564)     (6,930)        (575)       (779)      (2,468)     (2,812)
                             --------    ---------    --------    --------     --------    --------     --------    --------
    Total
      Distributions......      (5,772)      (5,281)     (8,564)     (6,930)        (575)       (779)      (2,468)     (2,812)
                             --------    ---------    --------    --------     --------    --------     --------    --------
Capital Share
  Transactions (1):
  Shares Issued..........      82,405      169,995     101,008     218,575        1,694       5,626        1,473       5,187
  Shares Issued in Lieu
    of Cash
    Distributions........       5,551        5,227       8,551       6,917          575         779        2,468       2,812
  Shares Redeemed........     (56,323)    (136,186)    (54,076)    (99,598)     (26,346)    (23,769)     (38,194)    (30,710)
                             --------    ---------    --------    --------     --------    --------     --------    --------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........      31,633       39,036      55,483     125,894      (24,077)    (17,364)     (34,253)    (22,711)
                             --------    ---------    --------    --------     --------    --------     --------    --------
    Total Increase
      (Decrease).........      38,872       (7,504)    141,339     108,378      (17,817)    (24,751)     (31,686)    (20,000)
NET ASSETS
  Beginning of Period....     337,367      344,871     464,578     356,200       51,819      76,570       54,185      74,185
                             --------    ---------    --------    --------     --------    --------     --------    --------
  End of Period..........    $376,239    $ 337,367    $605,917    $464,578     $ 34,002    $ 51,819     $ 22,499    $ 54,185
                             ========    =========    ========    ========     ========    ========     ========    ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........       7,257       13,227      13,428      28,394          233         725          189         656
   Shares Issued in Lieu
     of Cash
     Distributions.......         483          386       1,199         948           82         106          328         378
   Shares Redeemed.......      (4,935)     (10,549)     (7,244)    (13,054)      (3,375)     (3,003)      (4,801)     (3,819)
                             --------    ---------    --------    --------     --------    --------     --------    --------
                                2,805        3,064       7,383      16,288       (3,060)     (2,172)      (4,284)     (2,785)
                             ========    =========    ========    ========     ========    ========     ========    ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                   UNITED                                              DFA
                                   KINGDOM                CONTINENTAL             INTERNATIONAL              EMERGING
                                SMALL COMPANY            SMALL COMPANY           SMALL CAP VALUE              MARKETS
                                  PORTFOLIO                PORTFOLIO                PORTFOLIO                PORTFOLIO
                           -----------------------  -----------------------  -----------------------  -----------------------
                           SIX MONTHS      YEAR     SIX MONTHS      YEAR     SIX MONTHS      YEAR     SIX MONTHS      YEAR
                             ENDED        ENDED       ENDED        ENDED       ENDED         ENDED      ENDED        ENDED
                            MAY 31,      NOV. 30,    MAY 31,      NOV. 30,    MAY 31,      NOV. 30,    MAY 31,      NOV. 30,
                              2003         2002        2003         2002        2003         2002        2003         2002
                           ------------  ---------  ------------  ---------  ------------  ---------  ------------  ---------
                           (UNAUDITED)              (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............    $    304    $    985     $    531    $  1,438     $  8,560    $  10,429    $  4,083    $  3,942
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......         (54)        599        3,091       2,896        9,688       13,366        (652)    (19,012)
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........          (2)         30           53          47          207          342         (85)       (299)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
      and Foreign
      Currency...........       1,804      (3,114)       2,026      (1,848)     108,638      (12,253)     42,426      18,345
  Translation of Foreign
    Currency Denominated
    Amounts..............           2           2            6          46          100          126          29           4
  Deferred Thailand
    Capital Gains Tax....          --          --           --          --           --           --        (599)       (840)
                             --------    --------     --------    --------     --------    ---------    --------    --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........       2,054      (1,498)       5,707       2,579      127,193       12,010      45,202       2,140
                             --------    --------     --------    --------     --------    ---------    --------    --------
Distributions From:
  Net Investment
    Income...............      (1,017)     (1,185)      (1,497)     (2,189)     (11,202)     (11,719)     (4,473)     (3,976)
  Net Short-Term Gains...          --        (200)          --        (172)          --           --          --          --
  Net Long-Term Gains....        (599)     (1,735)      (2,887)     (8,067)          --           --          --          --
                             --------    --------     --------    --------     --------    ---------    --------    --------
    Total
      Distributions......      (1,616)     (3,120)      (4,384)    (10,428)     (11,202)     (11,719)     (4,473)     (3,976)
                             --------    --------     --------    --------     --------    ---------    --------    --------
Capital Share
  Transactions (1):
  Shares Issued..........         814       1,766        2,266       4,339      111,704      213,816      46,258     117,622
  Shares Issued in Lieu
    of Cash
    Distributions........       1,616       3,120        4,384      10,428       11,202       11,719       4,452       3,972
  Shares Redeemed........     (15,553)    (12,426)     (42,496)    (29,058)     (94,106)    (142,200)    (31,701)    (83,928)
                             --------    --------     --------    --------     --------    ---------    --------    --------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........     (13,123)     (7,540)     (35,846)    (14,291)      28,800       83,335      19,009      37,666
                             --------    --------     --------    --------     --------    ---------    --------    --------
    Total Increase
      (Decrease).........     (12,685)    (12,158)     (34,523)    (22,140)     144,791       83,626      59,738      35,830
NET ASSETS
  Beginning of Period....      28,985      41,143       60,743      82,883      576,537      492,911     333,866     298,036
                             --------    --------     --------    --------     --------    ---------    --------    --------
  End of Period..........    $ 16,300    $ 28,985     $ 26,220    $ 60,743     $721,328    $ 576,537    $393,604    $333,866
                             ========    ========     ========    ========     ========    =========    ========    ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........          61         114          266         476       14,700       28,399       5,492      13,123
   Shares Issued in Lieu
     of Cash
     Distributions.......         122         200          528       1,193        1,565        1,665         528         451
   Shares Redeemed.......      (1,150)       (814)      (4,970)     (3,195)     (12,546)     (19,055)     (3,769)     (9,533)
                             --------    --------     --------    --------     --------    ---------    --------    --------
                                 (967)       (500)      (4,176)     (1,526)       3,719       11,009       2,251       4,041
                             ========    ========     ========    ========     ========    =========    ========    ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                  EMERGING                                        DFA TWO-YEAR
                                   MARKETS               DFA ONE-YEAR             GLOBAL FIXED             DFA FIVE-YEAR
                                  SMALL CAP              FIXED INCOME                INCOME                 GOVERNMENT
                                  PORTFOLIO                PORTFOLIO                PORTFOLIO                PORTFOLIO
                           -----------------------  -----------------------  -----------------------  -----------------------
                           SIX MONTHS      YEAR     SIX MONTHS      YEAR     SIX MONTHS      YEAR     SIX MONTHS      YEAR
                             ENDED        ENDED        ENDED        ENDED      ENDED         ENDED      ENDED        ENDED
                           MAY 31,       NOV. 30,    MAY 31,      NOV. 30,    MAY 31,      NOV. 30,    MAY 31,      NOV. 30,
                             2003          2002        2003         2002        2003         2002        2003         2002
                           ------------  ---------  ------------  ---------  ------------  ---------  ------------  ---------
                           (UNAUDITED)              (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............    $   351      $   294    $    9,390   $  22,304   $   5,620    $  17,828    $  5,773    $ 11,137
  Capital Gain
    Distributions
    Received from The DFA
    Investment Trust
    Company..............         --           --        12,033          --      10,964           --          --          --
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......        183          797          (816)       (146)       (231)        (207)     12,714         686
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........        (37)         (34)           --          --          --           --          --          --
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
      and Foreign
      Currency...........      5,400          672        (3,338)      7,581       2,526       12,911       3,669      12,129
  Deferred Thailand
    Capital Gains Tax....        (38)        (112)           --          --          --           --          --          --
                             -------      -------    ----------   ---------   ---------    ---------    --------    --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........      5,859        1,617        17,269      29,739      18,879       30,532      22,156      23,952
                             -------      -------    ----------   ---------   ---------    ---------    --------    --------
Distributions From:
  Net Investment
    Income...............       (338)        (107)       (9,570)    (22,237)    (19,798)     (14,242)     (6,897)    (10,483)
  Net Short-Term Gains...         --           --       (12,023)         --          --           --          --          --
  Net Long-Term Gains....       (273)          --            --          --          --           --          --          --
                             -------      -------    ----------   ---------   ---------    ---------    --------    --------
    Total
      Distributions......       (611)        (107)      (21,593)    (22,237)    (19,798)     (14,242)     (6,897)    (10,483)
                             -------      -------    ----------   ---------   ---------    ---------    --------    --------
Capital Share
  Transactions (1):
  Shares Issued..........     13,324       13,778       550,107     513,460     267,425      346,830      86,420     119,892
  Shares Issued in Lieu
    of Cash
    Distributions........        609          107        19,956      20,495      19,528       14,110       6,825      10,447
  Shares Redeemed........     (2,158)      (4,051)     (237,333)   (288,997)   (103,849)    (174,135)    (43,290)    (72,398)
                             -------      -------    ----------   ---------   ---------    ---------    --------    --------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........     11,775        9,834       332,730     244,958     183,104      186,805      49,955      57,941
                             -------      -------    ----------   ---------   ---------    ---------    --------    --------
    Total Increase
      (Decrease).........     17,023       11,344       328,406     252,460     182,185      203,095      65,214      71,410
NET ASSETS
  Beginning of Period....     26,516       15,172       992,307     739,847     799,214      596,119     315,290     243,880
                             -------      -------    ----------   ---------   ---------    ---------    --------    --------
  End of Period..........    $43,539      $26,516    $1,320,713   $ 992,307   $ 981,399    $ 799,214    $380,504    $315,290
                             =======      =======    ==========   =========   =========    =========    ========    ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........      2,221        2,334        53,332      49,705      26,505       34,467       7,743      11,246
   Shares Issued in Lieu
     of Cash
     Distributions.......        106           19         1,944       1,988       1,948        1,409         627       1,019
   Shares Redeemed.......       (373)        (698)      (23,029)    (27,969)    (10,272)     (17,316)     (3,899)     (6,817)
                             -------      -------    ----------   ---------   ---------    ---------    --------    --------
                               1,954        1,655        32,247      23,724      18,181       18,560       4,471       5,448
                             =======      =======    ==========   =========   =========    =========    ========    ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                              DFA
                                DFA FIVE-YEAR            INTERMEDIATE
                                GLOBAL FIXED           GOVERNMENT FIXED            DFA SHORT-TERM
                                   INCOME                   INCOME                 MUNICIPAL BOND
                                  PORTFOLIO                PORTFOLIO                 PORTFOLIO
                           -----------------------  -----------------------  --------------------------
                           SIX MONTHS      YEAR     SIX MONTHS      YEAR     SIX MONTHS    AUG. 20 (2)
                             ENDED         ENDED      ENDED        ENDED       ENDED          TO
                            MAY 31,      NOV. 30,    MAY 31,      NOV. 30,    MAY 31,      NOV. 30,
                              2003         2002        2003         2002        2003         2002
                           ------------  ---------  ------------  ---------  ------------  ------------
                           (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............   $  13,993    $  28,285    $  7,694    $ 17,081     $    925      $   274
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......      20,453        7,173       6,536       4,849           --           --
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........      (6,078)      (6,504)         --          --           --           --
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
      and Foreign
      Currency...........      18,965       24,248      12,508       9,707        2,374         (355)
  Translation of Foreign
    Currency Denominated
    Amounts..............         148       (1,717)         --          --           --           --
                            ---------    ---------    --------    --------     --------      -------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........      47,481       51,485      26,738      31,637        3,299          (81)
                            ---------    ---------    --------    --------     --------      -------
Distributions From:
  Net Investment
    Income...............     (13,339)     (20,480)     (8,034)    (17,172)        (849)        (162)
  Net Short-Term Gains...      (4,472)        (656)         --          --           --           --
  Net Long-Term Gains....      (2,656)         (47)     (4,808)         --           --           --
                            ---------    ---------    --------    --------     --------      -------
    Total
      Distributions......     (20,467)     (21,183)    (12,842)    (17,172)        (849)        (162)
                            ---------    ---------    --------    --------     --------      -------
Capital Share
  Transactions (1):
  Shares Issued..........     145,179      236,412      29,552      51,141       69,544       83,819
  Shares Issued in Lieu
    of Cash
    Distributions........      20,246       21,039      12,498      17,170          845          162
  Shares Redeemed........    (134,561)    (154,972)    (76,369)    (93,378)     (11,438)      (4,919)
                            ---------    ---------    --------    --------     --------      -------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........      30,864      102,479     (34,319)    (25,067)      58,951       79,062
                            ---------    ---------    --------    --------     --------      -------
    Total Increase
      (Decrease).........      57,878      132,781     (20,423)    (10,602)      61,401       78,819
NET ASSETS
  Beginning of Period....     761,717      628,936     300,059     310,661       78,819           --
                            ---------    ---------    --------    --------     --------      -------
  End of Period..........   $ 819,595    $ 761,717    $279,636    $300,059     $140,220      $78,819
                            =========    =========    ========    ========     ========      =======

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........      13,223       22,347       2,381       4,302        6,898        8,382
   Shares Issued in Lieu
     of Cash
     Distributions.......       1,878        2,030       1,025       1,470           84           16
   Shares Redeemed.......     (12,274)     (14,571)     (6,038)     (7,670)      (1,134)        (492)
                            ---------    ---------    --------    --------     --------      -------
                                2,827        9,806      (2,632)     (1,898)       5,848        7,906
                            =========    =========    ========    ========     ========      =======

(2)  Commencement of Operations

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         U.S. LARGE COMPANY PORTFOLIO
                                           -----------------------------------------------------------------------------------------
                                            SIX MONTHS         YEAR            YEAR            YEAR           YEAR          YEAR
                                               ENDED           ENDED           ENDED           ENDED          ENDED         ENDED
                                              MAY 31,        NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,      NOV. 30,
                                               2003            2002            2001            2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period....    $  27.56         $   33.51       $   38.70      $    41.08      $  34.61      $  28.48
                                            --------         ---------       ---------      ----------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.22              0.42            0.42            0.43          0.45          0.43
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        0.81             (5.95)          (5.19)          (2.16)         6.67          6.20
                                            --------         ---------       ---------      ----------      --------      --------
    Total From Investment Operations....        1.03             (5.53)          (4.77)          (1.73)         7.12          6.63
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.23)            (0.42)          (0.42)          (0.40)        (0.48)        (0.43)
  Net Realized Gains....................          --                --              --           (0.25)        (0.17)        (0.07)
  Tax Return of Capital.................          --                --              --              --            --            --
                                            --------         ---------       ---------      ----------      --------      --------
    Total Distributions.................       (0.23)            (0.42)          (0.42)          (0.65)        (0.65)        (0.50)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........    $  28.36         $   27.56       $   33.51      $    38.70      $  41.08      $  34.61
====================================================================================================================================
Total Return............................        3.82%#          (16.64)%        (12.41)%         (4.33)%       20.76%        23.56%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...    $803,213         $ 775,769       $ 851,921      $1,037,593      $896,404      $549,962
Ratio of Expenses to Average Net
  Assets**..............................        0.15%*            0.15%           0.15%           0.15%         0.15%         0.15%
Ratio of Expenses to Average Net Assets
  (excluding waivers, assumption of
  expenses, and/or recovery of
  previously waived fees)**.............        0.31%*            0.30%           0.30%           0.32%         0.31%         0.32%
Ratio of Net Investment Income to
  Average Net Assets....................        1.70%*            1.43%           1.16%           1.02%         1.18%         1.39%
Ratio of Net Investment Income to
  Average Net Assets (excluding waivers,
  assumption of expenses, and/or
  recovery of previously waived fees)...        1.54%*            1.28%           1.01%           0.85%         1.02%         1.21%
Portfolio Turnover Rate.................         N/A               N/A             N/A             N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund
  Series................................           7%*              11%              8%              8%            4%            9%
------------------------------------------------------------------------------------------------------------------------------------

                                                                ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                             ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                            MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                             2003          2002          2001          2000          1999          1998
----------------------------------------  ---------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....   $   7.41      $   8.91       $ 11.91       $ 15.12      $  14.27       $ 13.61
                                           --------      --------       -------       -------      --------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........       0.05          0.16          0.06          1.46          1.54          0.63
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       0.29         (1.52)        (1.27)        (2.00)         1.12          2.15
                                           --------      --------       -------       -------      --------       -------
    Total From Investment Operations....       0.34         (1.36)        (1.21)        (0.54)         2.66          2.78
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.07)        (0.14)        (0.68)        (1.26)        (1.14)        (0.72)
  Net Realized Gains....................         --            --         (0.75)        (1.41)        (0.67)        (1.40)
  Tax Return of Capital.................         --            --         (0.36)           --            --            --
                                           --------      --------       -------       -------      --------       -------
    Total Distributions.................      (0.07)        (0.14)        (1.79)        (2.67)        (1.81)        (2.12)
----------------------------------------
Net Asset Value, End of Period..........   $   7.68      $   7.41       $  8.91       $ 11.91      $  15.12       $ 14.27
========================================
Total Return............................       4.71%#      (15.40)%      (11.90)%       (4.84)%       20.31%        23.73%
----------------------------------------
Net Assets, End of Period (thousands)...   $126,783      $101,329       $90,780       $89,878      $102,200       $61,536
Ratio of Expenses to Average Net
  Assets**..............................       0.38%*        0.37%         0.39%         0.40%         0.40%         0.45%
Ratio of Expenses to Average Net Assets
  (excluding waivers, assumption of
  expenses, and/or recovery of
  previously waived fees)**.............       0.38%*        0.37%         0.39%         0.40%         0.40%         0.46%
Ratio of Net Investment Income to
  Average Net Assets....................       1.34%*        2.00%         0.36%        10.58%         6.27%         4.54%
Ratio of Net Investment Income to
  Average Net Assets (excluding waivers,
  assumption of expenses, and/or
  recovery of previously waived fees)...       1.34%*        2.00%         0.36%        10.58%         6.27%         4.53%
Portfolio Turnover Rate.................        N/A           N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund
  Series................................        159%*         183%          122%           71%           82%           87%
----------------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series
N/A  Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          U.S. LARGE CAP VALUE PORTFOLIO
                                     ------------------------------------------------------------------------
                                      SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                        ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                       MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                         2003         2002        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of        $    13.63    $    16.97  $    18.36  $    20.09  $    20.21  $    19.22
  Period...........................
                                     ----------    ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.06          0.19        0.29        0.36        0.34        0.31
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        0.60         (1.51)       1.46        0.10        0.54        1.83
                                     ----------    ----------  ----------  ----------  ----------  ----------
    Total From Investment
      Operations...................        0.66         (1.32)       1.75        0.46        0.88        2.14
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.10)        (0.21)      (0.30)      (0.36)      (0.35)      (0.31)
  Net Realized Gains...............          --         (1.81)      (2.84)      (1.83)      (0.65)      (0.84)
                                     ----------    ----------  ----------  ----------  ----------  ----------
    Total Distributions............       (0.10)        (2.02)      (3.14)      (2.19)      (1.00)      (1.15)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $    14.19    $    13.63  $    16.97  $    18.36  $    20.09  $    20.21
=============================================================================================================
Total Return.......................        4.95%#       (8.77)%      10.83%       2.85%       4.51%      11.69%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $1,317,687    $1,176,711  $1,166,611  $1,245,177  $1,177,762  $1,080,470
Ratio of Expenses to Average Net
  Assets**.........................        0.31%*        0.32%       0.31%       0.33%       0.33%       0.33%
Ratio of Expenses to Average Net
  Assets (excluding waivers,
  assumption of expenses, and/or
  recovery of previously waived
  fees)**..........................        0.31%*        0.32%       0.31%       0.33%       0.33%       0.33%
Ratio of Net Investment Income to
  Average Net Assets...............        0.93%*        1.25%       1.59%       1.97%       1.63%       1.57%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers, assumption of expenses,
  and/or recovery of previously
  waived fees).....................        0.93%*        1.25%       1.59%       1.97%       1.63%       1.57%
Portfolio Turnover Rate............         N/A           N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series......................           6%*           9%          6%         26%         43%         25%
-------------------------------------------------------------------------------------------------------------

                                            U.S. SMALL XM VALUE PORTFOLIO
                                     --------------------------------------------
                                     SIX MONTHS     YEAR       YEAR     FEB. 23,
                                        ENDED       ENDED      ENDED       TO
                                       MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,
                                        2003        2002       2001       2000
-----------------------------------  --------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of         $ 12.41      $ 13.03    $ 11.06    $ 10.00
  Period...........................
                                      -------      -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.01         0.07       0.14       0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.76         0.18       2.38       0.91
                                      -------      -------    -------    -------
    Total From Investment
      Operations...................      0.77         0.25       2.52       1.06
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.09)       (0.12)     (0.18)        --
  Net Realized Gains...............     (1.35)       (0.75)     (0.37)        --
                                      -------      -------    -------    -------
    Total Distributions............     (1.44)       (0.87)     (0.55)        --
-----------------------------------
Net Asset Value, End of Period.....   $ 11.74      $ 12.41    $ 13.03    $ 11.06
===================================
Total Return.......................      7.34%#       1.77%     23.77%     10.60%#
-----------------------------------
Net Assets, End of Period
  (thousands)......................   $70,208      $66,954    $69,130    $67,638
Ratio of Expenses to Average Net
  Assets**.........................      0.50%*       0.50%      0.47%      0.50%*
Ratio of Expenses to Average Net
  Assets (excluding waivers,
  assumption of expenses, and/or
  recovery of previously waived
  fees)**..........................      0.49%*       0.52%      0.47%      0.85%*
Ratio of Net Investment Income to
  Average Net Assets...............      0.07%*       0.73%      1.03%      8.77%*
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers, assumption of expenses,
  and/or recovery of previously
  waived fees).....................      0.08%*       0.71%      1.03%      8.42%*
Portfolio Turnover Rate............       N/A          N/A        N/A        N/A
Portfolio Turnover Rate of Master
  Fund Series......................        38%*         34%         8%        26%*(a)
-----------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series
(a)  For the year ended November 30, 2000
N/A  Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     U.S. SMALL CAP VALUE PORTFOLIO
                                          ------------------------------------------------------------------------------------
                                           SIX MONTHS        YEAR           YEAR           YEAR          YEAR         YEAR
                                              ENDED          ENDED          ENDED          ENDED         ENDED        ENDED
                                             MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,     NOV. 30,
                                              2003           2002           2001           2000          1999         1998
------------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period....  $    17.70      $    21.11     $    18.79     $    19.17    $    19.09   $    22.09
                                          ----------      ----------     ----------     ----------    ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........          --            0.08           0.12           0.12          0.09         0.12
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        1.57            0.19           3.95           1.11          1.52        (2.10)
                                          ----------      ----------     ----------     ----------    ----------   ----------
    Total From Investment Operations....        1.57            0.27           4.07           1.23          1.61        (1.98)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.07)          (0.12)         (0.13)         (0.10)        (0.08)       (0.10)
  Net Realized Gains....................       (1.66)          (3.56)         (1.62)         (1.51)        (1.45)       (0.92)
                                          ----------      ----------     ----------     ----------    ----------   ----------
    Total Distributions.................       (1.73)          (3.68)         (1.75)         (1.61)        (1.53)       (1.02)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $    17.54      $    17.70     $    21.11     $    18.79    $    19.17   $    19.09
==============================================================================================================================
Total Return............................       10.03%#          0.71%         23.47%          6.99%         9.39%       (9.32)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $3,110,250      $2,972,651     $2,914,661     $2,633,943    $2,621,646   $2,350,094
Ratio of Expenses to Average Net Assets
  **....................................        0.56%*          0.56%          0.56%          0.56%         0.58%        0.58%
Ratio of Net Investment Income to
  Average Net Assets....................       (0.04)%*         0.42%          0.54%          0.60%         0.49%        0.57%
Portfolio Turnover Rate.................         N/A             N/A            N/A            N/A           N/A          N/A
Portfolio Turnover Rate of Master Fund
  Series................................          31%*            30%            13%            32%           29%          23%
------------------------------------------------------------------------------------------------------------------------------

                                                                      U.S. SMALL CAP PORTFOLIO
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                             ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                            MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                             2003          2002          2001          2000          1999          1998
----------------------------------------  ---------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....   $  11.97      $  14.43      $  14.27      $  14.68      $  13.77      $  16.89
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........         --          0.07          0.09          0.08          0.08          0.08
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       1.18         (1.16)         1.57          0.78          2.18         (1.55)
                                           --------      --------      --------      --------      --------      --------
    Total From Investment Operations....       1.18         (1.09)         1.66          0.86          2.26         (1.47)
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.07)        (0.08)        (0.09)        (0.08)        (0.07)        (0.08)
  Net Realized Gains....................      (0.09)        (1.29)        (1.41)        (1.19)        (1.28)        (1.57)
                                           --------      --------      --------      --------      --------      --------
    Total Distributions.................      (0.16)        (1.37)        (1.50)        (1.27)        (1.35)        (1.65)
----------------------------------------
Net Asset Value, End of Period..........   $  12.99      $  11.97      $  14.43      $  14.27      $  14.68      $  13.77
========================================
Total Return............................      10.00%#       (8.73)%       12.70%         6.09%        18.26%        (9.27)%
----------------------------------------
Net Assets, End of Period (thousands)...   $782,372      $646,872      $784,278      $585,873      $398,665      $324,590
Ratio of Expenses to Average Net Assets
  **....................................       0.43%*        0.41%         0.42%         0.43%         0.43%         0.43%
Ratio of Net Investment Income to
  Average Net Assets....................      (0.06)%*       0.47%         0.62%         0.63%         0.62%         0.47%
Portfolio Turnover Rate.................        N/A           N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund
  Series................................         13%*          34%           13%           38%           29%           29%
----------------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series
N/A  Refer to Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     U.S. MICRO CAP PORTFOLIO
                                    ------------------------------------------------------------------------------------------
                                      SIX MONTHS         YEAR            YEAR            YEAR           YEAR          YEAR
                                        ENDED            ENDED           ENDED           ENDED          ENDED         ENDED
                                       MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,      NOV. 30,
                                         2003            2002            2001            2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of        $     9.07       $    11.09      $    11.93      $    12.54     $    10.65    $    13.99
  Period...........................
                                     ----------       ----------      ----------      ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       (0.01)            0.03            0.05            0.04           0.04          0.02
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        1.09            (0.29)           1.59            0.61           2.00         (1.44)
                                     ----------       ----------      ----------      ----------     ----------    ----------
    Total From Investment
      Operations...................        1.08            (0.26)           1.64            0.65           2.04         (1.42)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.02)           (0.05)          (0.05)          (0.04)         (0.02)        (0.03)
  Net Realized Gains...............       (0.14)           (1.71)          (2.43)          (1.22)         (0.13)        (1.89)
                                     ----------       ----------      ----------      ----------     ----------    ----------
    Total Distributions............       (0.16)           (1.76)          (2.48)          (1.26)         (0.15)        (1.92)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $     9.99       $     9.07      $    11.09      $    11.93     $    12.54    $    10.65
==============================================================================================================================
Total Return.......................       12.10%#          (3.31)%         17.22%           5.36%         19.47%       (11.14)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $1,947,445       $1,609,472      $1,606,367      $1,443,412     $1,322,590    $1,338,510
Ratio of Expenses to Average Net
  Assets...........................        0.56%*(a)        0.56%(a)        0.56%(a)        0.56%(a)       0.61%(a)       0.59%(a)
Ratio of Net Investment Income to
  Average Net Assets...............       (0.21)%*          0.24%           0.41%           0.34%          0.30%         0.18%
Portfolio Turnover Rate............         N/A              N/A             N/A             N/A            N/A           N/A
Portfolio Turnover Rate of Master
  Fund Series......................          15%*             19%             14%             37%            23%           26%
------------------------------------------------------------------------------------------------------------------------------

                                                           DFA REAL ESTATE SECURITIES PORTFOLIO
                                     ---------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                        ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                       MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                        2003          2002          2001          2000          1999          1998
-----------------------------------  ---------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of         $  14.91      $  15.02      $  13.51      $  11.50      $  13.00      $  15.53
  Period...........................
                                      --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.23          0.54          0.82          0.76          0.77          0.74
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       1.57          0.18          1.49          1.90         (1.62)        (2.52)
                                      --------      --------      --------      --------      --------      --------
    Total From Investment
      Operations...................       1.80          0.72          2.31          2.66         (0.85)        (1.78)
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.75)        (0.75)        (0.80)        (0.65)        (0.65)        (0.75)
  Net Realized Gains...............      (0.08)        (0.08)           --            --            --            --
                                      --------      --------      --------      --------      --------      --------
    Total Distributions............      (0.83)        (0.83)        (0.80)        (0.65)        (0.65)        (0.75)
-----------------------------------
Net Asset Value, End of Period.....   $  15.88      $  14.91      $  15.02      $  13.51      $  11.50      $  13.00
===================================
Total Return.......................      12.75%#        5.36%        17.76%        24.49%        (6.75)%      (12.01)%
-----------------------------------
Net Assets, End of Period
  (thousands)......................   $529,187      $413,264      $283,732      $210,231      $130,039      $106,544
Ratio of Expenses to Average Net
  Assets...........................       0.41%*        0.42%         0.43%         0.45%         0.47%         0.46%
Ratio of Net Investment Income to
  Average Net Assets...............       6.14%*        4.71%         5.55%         6.06%         6.82%         5.95%
Portfolio Turnover Rate............          1%*           2%            6%            7%            8%            3%
Portfolio Turnover Rate of Master
  Fund Series......................        N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
-----------------------------------

  *  Annualized
  #  Non-annualized
(a) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series
N/A  Refer to the Master Fund Series
N/A+ Not applicable, as the DFA Real Estate Securities Portfolios is a stand-alone registered investment company

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       LARGE CAP INTERNATIONAL PORTFOLIO
                                           -----------------------------------------------------------------------------------------
                                            SIX MONTHS         YEAR            YEAR            YEAR           YEAR          YEAR
                                               ENDED           ENDED           ENDED           ENDED          ENDED         ENDED
                                              MAY 31,        NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,      NOV. 30,
                                               2003            2002            2001            2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period....    $  12.10         $   13.90       $   17.30       $   19.41      $  16.28      $  14.27
                                            --------         ---------       ---------       ---------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.17              0.22            0.25            0.23          0.20          0.23
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        0.20             (1.79)          (3.38)          (1.96)         3.19          2.03
                                            --------         ---------       ---------       ---------      --------      --------
    Total From Investment Operations....        0.37             (1.57)          (3.13)          (1.73)         3.39          2.26
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.21)            (0.23)          (0.22)          (0.21)        (0.26)        (0.25)
  Net Realized Gains....................          --                --           (0.05)          (0.17)           --            --
                                            --------         ---------       ---------       ---------      --------      --------
    Total Distributions.................       (0.21)            (0.23)          (0.27)          (0.38)        (0.26)        (0.25)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........    $  12.26         $   12.10       $   13.90       $   17.30      $  19.41      $  16.28
====================================================================================================================================
Total Return............................        3.20%#          (11.50)%        (18.42)%         (9.19)%       21.12%        16.13%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...    $376,239         $ 337,367       $ 344,871       $ 358,638      $268,340      $114,593
Ratio of Expenses to Average Net
  Assets................................        0.44%*            0.44%           0.45%           0.47%         0.53%         0.47%
Ratio of Net Investment Income to
  Average Net Assets....................        2.92%*            1.74%           1.65%           1.21%         1.38%         1.63%
Portfolio Turnover Rate.................           1%*               9%              4%              1%            2%            4%
------------------------------------------------------------------------------------------------------------------------------------

                                                                INTERNATIONAL SMALL COMPANY PORTFOLIO
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                             ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                            MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                             2003          2002          2001          2000          1999          1998
----------------------------------------  ---------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....   $   7.41      $   7.67      $   8.49      $   9.13      $   7.82      $   7.82
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........       0.12          0.14          0.15          0.17          0.15          0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       1.25         (0.25)        (0.67)        (0.62)         1.31         (0.04)
                                           --------      --------      --------      --------      --------      --------
    Total From Investment Operations....       1.37         (0.11)        (0.52)        (0.45)         1.46          0.11
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.14)        (0.15)        (0.17)        (0.19)        (0.15)        (0.11)
  Net Realized Gains....................         --            --         (0.13)           --            --            --
                                           --------      --------      --------      --------      --------      --------
    Total Distributions.................      (0.14)        (0.15)        (0.30)        (0.19)        (0.15)        (0.11)
----------------------------------------
Net Asset Value, End of Period..........   $   8.64      $   7.41      $   7.67      $   8.49      $   9.13      $   7.82
========================================
Total Return............................      18.82%#       (1.39)%       (6.36)%       (5.01)%       19.07%         1.49%
----------------------------------------
Net Assets, End of Period (thousands)...   $605,917      $464,578      $356,200      $309,060      $250,442      $273,992
Ratio of Expenses to Average Net
  Assets................................       0.71%*(a)      0.71%(a)      0.72%(a)      0.71%(a)      0.75%(a)      0.73%(a)
Ratio of Net Investment Income to
  Average Net Assets....................       3.04%*        1.83%         2.02%         2.10%         1.76%         1.62%
Portfolio Turnover Rate.................        N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------

  *  Annualized
  #  Non-annualized
(a) For the International Small Company Portfolio, the expense ratios represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master
     Fund Series
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       JAPANESE SMALL COMPANY PORTFOLIO
                                           -----------------------------------------------------------------------------------------
                                            SIX MONTHS         YEAR            YEAR            YEAR           YEAR          YEAR
                                               ENDED           ENDED           ENDED           ENDED          ENDED         ENDED
                                              MAY 31,        NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,      NOV. 30,
                                               2003            2002            2001            2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period....     $  7.49         $    8.42       $    9.90       $   11.11      $   9.10      $   9.45
                                             -------         ---------       ---------       ---------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........       (0.07)             0.06            0.09            0.10          0.05          0.07
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        1.47             (0.90)          (1.46)          (1.24)         2.02         (0.31)
                                             -------         ---------       ---------       ---------      --------      --------
    Total From Investment Operations....        1.40             (0.84)          (1.37)          (1.14)         2.07         (0.24)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.09)            (0.09)          (0.11)          (0.07)        (0.06)        (0.11)
  Net Realized Gains....................          --                --              --              --            --            --
                                             -------         ---------       ---------       ---------      --------      --------
    Total Distributions.................       (0.09)            (0.09)          (0.11)          (0.07)        (0.06)        (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........     $  8.80         $    7.49       $    8.42       $    9.90      $  11.11      $   9.10
====================================================================================================================================
Total Return............................       18.97%#           (9.96)%        (13.94)%        (10.23)%       22.96%        (2.37)%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...     $34,002         $  51,819       $  76,570       $ 101,115      $144,533      $119,714
Ratio of Expenses to Average Net
  Assets**..............................        0.74%*            0.74%           0.74%           0.72%         0.73%         0.74%
Ratio of Expenses to Average Net Assets
  (excluding waivers, assumption of
  expenses, and/or recovery of
  previously waived fees)...............        0.80%*            0.75%           0.74%           0.72%         0.73%         0.74%
Ratio of Net Investment Income to
  Average Net Assets....................        1.49%*            0.76%           0.93%           0.93%         0.61%         0.85%
Ratio of Net Investment Income to
  Average Net Assets (excluding waivers,
  assumption of expenses, and/or
  recovery of previously waived fees)...        1.43%*            0.75%           0.93%           0.93%         0.61%         0.85%
Portfolio Turnover Rate.................         N/A               N/A             N/A             N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund
  Series................................           0%*               5%              9%              5%            6%            8%
------------------------------------------------------------------------------------------------------------------------------------

                                                                 PACIFIC RIM SMALL COMPANY PORTFOLIO
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                             ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                            MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                             2003          2002          2001          2000          1999          1998
----------------------------------------  ---------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....    $  7.92       $  7.70       $  7.89       $  9.76      $   6.55       $  9.52
                                            -------       -------       -------       -------      --------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      (0.34)         0.24          0.25          0.34          0.20          0.25
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       1.59          0.27         (0.06)        (1.80)         3.23         (2.40)
                                            -------       -------       -------       -------      --------       -------
    Total From Investment Operations....       1.25          0.51          0.19         (1.46)         3.43         (2.15)
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.38)        (0.29)        (0.38)        (0.41)        (0.22)        (0.32)
  Net Realized Gains....................         --            --            --            --            --         (0.50)
                                            -------       -------       -------       -------      --------       -------
    Total Distributions.................      (0.38)        (0.29)        (0.38)        (0.41)        (0.22)        (0.82)
----------------------------------------
Net Asset Value, End of Period..........    $  8.79       $  7.92       $  7.70       $  7.89      $   9.76       $  6.55
========================================
Total Return............................      15.20%#        6.92%         2.32%       (15.65)%       54.36%       (23.98)%
----------------------------------------
Net Assets, End of Period (thousands)...    $22,499       $54,185       $74,185       $88,307      $131,782       $89,330
Ratio of Expenses to Average Net
  Assets**..............................       0.78%*        0.79%         0.75%         0.74%         0.94%         0.84%
Ratio of Expenses to Average Net Assets
  (excluding waivers, assumption of
  expenses, and/or recovery of
  previously waived fees)...............       0.85%*        0.80%         0.75%         0.74%         0.94%         0.84%
Ratio of Net Investment Income to
  Average Net Assets....................       2.93%*        3.23%         3.18%         3.64%         2.50%         3.51%
Ratio of Net Investment Income to
  Average Net Assets (excluding waivers,
  assumption of expenses, and/or
  recovery of previously waived fees)...       2.86%*        3.22%         3.18%         3.64%         2.50%         3.51%
Portfolio Turnover Rate.................        N/A           N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund
  Series................................          2%*          26%           10%            7%           34%           26%
----------------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                           -----------------------------------------------------------------------------------------
                                            SIX MONTHS         YEAR            YEAR            YEAR           YEAR          YEAR
                                               ENDED           ENDED           ENDED           ENDED          ENDED         ENDED
                                              MAY 31,        NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,      NOV. 30,
                                               2003            2002            2001            2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period....     $ 14.24         $   16.23       $   19.31       $   24.22       $ 21.63      $ 28.69
                                             -------         ---------       ---------       ---------       -------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.25              0.50            0.47            0.65          0.77         0.87
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        1.63             (1.23)          (1.26)          (1.89)         5.67        (4.27)
                                             -------         ---------       ---------       ---------       -------      -------
    Total From Investment Operations....        1.88             (0.73)          (0.79)          (1.24)         6.44        (3.40)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.54)            (0.48)          (0.63)          (0.82)        (0.81)       (0.84)
  Net Realized Gains....................       (0.32)            (0.78)          (1.66)          (2.85)        (3.04)       (2.82)
                                             -------         ---------       ---------       ---------       -------      -------
    Total Distributions.................       (0.86)            (1.26)          (2.29)          (3.67)        (3.85)       (3.66)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........     $ 15.26         $   14.24       $   16.23       $   19.31       $ 24.22      $ 21.63
====================================================================================================================================
Total Return............................       14.10%#           (5.13)%         (5.36)%         (6.57)%       36.08%      (13.56)%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...     $16,300         $  28,985       $  41,143       $  56,400       $83,826      $79,231
Ratio of Expenses to Average Net
  Assets**..............................        0.73%*            0.73%           0.74%           0.73%         0.72%        0.72%
Ratio of Expenses to Average Net Assets
  (excluding waivers, assumption of
  expenses, and/or recovery of
  previously waived fees)**.............        0.90%             0.80%           0.79%           0.74%         0.72%        0.72%
Ratio of Net Investment Income to
  Average Net Assets....................        2.87%*            2.55%           2.38%           2.59%         3.11%        2.87%
Ratio of Net Investment Income to
  Average Net Assets (excluding waivers,
  assumption of expenses, and/or
  recovery of previously waived fees)...        2.70%*            2.48%           2.33%           2.58%         3.11%        2.87%
Portfolio Turnover Rate.................         N/A               N/A             N/A             N/A           N/A          N/A
Portfolio Turnover Rate of Master Fund
  Series................................           9%*               6%             14%             11%            5%          11%
------------------------------------------------------------------------------------------------------------------------------------

                                                                 CONTINENTAL SMALL COMPANY PORTFOLIO
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                             ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                            MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                             2003          2002          2001          2000          1999          1998
----------------------------------------  ---------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....    $  8.93       $  9.96       $ 12.33      $  14.29      $  17.42      $  15.94
                                            -------       -------       -------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........       0.30          0.23          0.27          0.33          0.24          0.28
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       1.41          0.02         (0.85)        (0.01)        (1.26)         2.55
                                            -------       -------       -------      --------      --------      --------
    Total From Investment Operations....       1.71          0.25         (0.58)         0.32         (1.02)         2.83
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.22)        (0.27)        (0.32)        (0.25)        (0.29)        (0.25)
  Net Realized Gains....................      (0.43)        (1.01)        (1.47)        (2.03)        (1.82)        (1.10)
                                            -------       -------       -------      --------      --------      --------
    Total Distributions.................      (0.65)        (1.28)        (1.79)        (2.28)        (2.11)        (1.35)
----------------------------------------
Net Asset Value, End of Period..........    $  9.99       $  8.93       $  9.96      $  12.33      $  14.29      $  17.42
========================================
Total Return............................      20.59%#        2.71%        (5.85)%        2.26%        (6.26)%       19.42%
----------------------------------------
Net Assets, End of Period (thousands)...    $26,220       $60,743       $82,883      $110,220      $160,743      $199,838
Ratio of Expenses to Average Net
  Assets**..............................       0.75%*        0.78%         0.76%         0.72%         0.70%         0.70%
Ratio of Expenses to Average Net Assets
  (excluding waivers, assumption of
  expenses, and/or recovery of
  previously waived fees)**.............       0.81%*        0.78%         0.76%         0.72%         0.70%         0.70%
Ratio of Net Investment Income to
  Average Net Assets....................       2.69%*        1.84%         2.28%         1.92%         1.56%         1.32%
Ratio of Net Investment Income to
  Average Net Assets (excluding waivers,
  assumption of expenses, and/or
  recovery of previously waived fees)...       2.63%*        1.84%         2.28%         1.92%         1.56%         1.32%
Portfolio Turnover Rate.................        N/A           N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund
  Series................................          8%*          12%           12%            9%           11%            1%
----------------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series
N/A  Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                           -----------------------------------------------------------------------------------------
                                            SIX MONTHS         YEAR            YEAR            YEAR           YEAR          YEAR
                                               ENDED           ENDED           ENDED           ENDED          ENDED         ENDED
                                              MAY 31,        NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,      NOV. 30,
                                               2003            2002            2001            2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period....    $   7.42         $    7.39       $    7.84       $    8.49      $   7.54      $   7.95
                                            --------         ---------       ---------       ---------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.11              0.15            0.19            0.18          0.14          0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        1.48              0.06           (0.20)          (0.63)         1.12         (0.16)
                                            --------         ---------       ---------       ---------      --------      --------
    Total From Investment Operations....        1.59              0.21           (0.01)          (0.45)         1.26         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.15)            (0.18)          (0.18)          (0.20)        (0.15)        (0.12)
  Net Realized Gains....................          --                --           (0.26)             --         (0.16)        (0.28)
                                            --------         ---------       ---------       ---------      --------      --------
    Total Distributions.................       (0.15)            (0.18)          (0.44)          (0.20)        (0.31)        (0.40)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........    $   8.86         $    7.42       $    7.39       $    7.84      $   8.49      $   7.54
====================================================================================================================================
Total Return............................       21.86%#            2.95%          (0.15)%         (5.36)%       17.54%         0.17%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...    $721,328         $ 576,537       $ 492,911       $ 472,235      $525,133      $450,801
Ratio of Expenses to Average Net
  Assets................................        0.82%*            0.83%           0.83%           0.82%         0.83%         0.86%
Ratio of Net Investment Income to
  Average Net Assets....................        2.86%*            1.87%           2.36%           2.28%         1.81%         1.85%
Portfolio Turnover Rate.................          17%*              21%             13%             16%           16%           19%
Portfolio Turnover Rate of Master Fund
  Series................................         N/A+              N/A+            N/A+            N/A+          N/A+          N/A+
------------------------------------------------------------------------------------------------------------------------------------

                                                                     EMERGING MARKETS PORTFOLIO
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                             ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                            MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                             2003          2002          2001          2000          1999          1998
----------------------------------------  ---------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....   $   8.65      $   8.62      $   9.52      $  12.37      $   8.16      $   9.61
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........       0.10          0.10          0.12          0.11          0.08          0.13
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       1.01          0.05         (0.96)        (2.86)         4.22         (1.32)
                                           --------      --------      --------      --------      --------      --------
    Total From Investment Operations....       1.11          0.15         (0.84)        (2.75)         4.30         (1.19)
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.12)        (0.12)        (0.06)        (0.10)        (0.09)        (0.26)
  Net Realized Gains....................         --            --            --            --            --            --
                                           --------      --------      --------      --------      --------      --------
    Total Distributions.................      (0.12)        (0.12)        (0.06)        (0.10)        (0.09)        (0.26)
----------------------------------------
Net Asset Value, End of Period..........   $   9.64      $   8.65      $   8.62      $   9.52      $  12.37      $   8.16
========================================
Total Return............................      12.99%#        1.71%        (8.95)%      (22.49)%       53.34%       (12.57)%
----------------------------------------
Net Assets, End of Period (thousands)...   $393,604      $333,866      $298,036      $286,152      $330,604      $225,227
Ratio of Expenses to Average Net
  Assets................................       0.79%*(a)      0.78%(a)      0.90%(a)      0.90%(a)      0.91%(a)      1.00%(a)
Ratio of Net Investment Income to
  Average Net Assets....................       2.44%*        1.20%         1.50%         0.90%         0.90%         1.19%
Portfolio Turnover Rate.................        N/A           N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund
  Series................................          1%*           8%            6%           12%           16%           10%
----------------------------------------

  *  Annualized
  #  Non-annualized
(a) Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series
N/A  Refer to the Master Fund Series
N/A+ Not applicable, as the Portfolio is a stand-alone registered investment company

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     EMERGING MARKETS SMALL CAP PORTFOLIO
                                           -----------------------------------------------------------------------------------------
                                            SIX MONTHS         YEAR            YEAR            YEAR           YEAR        MARCH 5,
                                               ENDED           ENDED           ENDED           ENDED          ENDED          TO
                                              MAY 31,        NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,      NOV. 30,
                                               2003            2002            2001            2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period....     $  5.89         $    5.33       $    6.79       $   14.88       $  9.09       $10.00
                                             -------         ---------       ---------       ---------       -------       ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.05              0.06            0.10            0.12          0.04        (0.01)
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        0.93              0.54           (0.65)          (1.68)         6.11        (0.90)
                                             -------         ---------       ---------       ---------       -------       ------
    Total From Investment Operations....        0.98              0.60           (0.55)          (1.56)         6.15        (0.91)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.07)            (0.04)          (0.06)          (0.15)        (0.06)          --
  Net Realized Gains....................       (0.06)               --           (0.85)          (6.38)        (0.30)          --
                                             -------         ---------       ---------       ---------       -------       ------
    Total Distributions.................       (0.13)            (0.04)          (0.91)          (6.53)        (0.36)          --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........     $  6.74         $    5.89       $    5.33       $    6.79       $ 14.88       $ 9.09
====================================================================================================================================
Total Return............................       17.10%#           11.23%          (9.44)%        (23.38)        70.30%       (9.10)%#
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...     $43,539         $  26,516       $  15,172       $  10,992       $11,734       $5,021
Ratio of Expenses to Average Net
  Assets**..............................        1.18%*            1.20%           1.56%           1.56%         1.77%        2.36%*
Ratio of Net Investment Income to
  Average Net Assets....................        2.30%*            1.31%           1.18%           0.77%         0.73%       (0.29)%*
Portfolio Turnover Rate.................         N/A               N/A             N/A             N/A           N/A          N/A
Portfolio Turnover Rate of Master Fund
  Series................................           6%*              16%             14%             20%           24%          13%
------------------------------------------------------------------------------------------------------------------------------------

                                                                 DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                             ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                            MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                             2003          2002          2001          2000          1999          1998
----------------------------------------  ---------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....  $    10.39     $  10.31      $  10.21      $  10.17      $  10.22      $  10.23
                                          ----------     --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.09         0.27          0.51          0.60          0.52          0.57
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        0.07         0.08          0.11          0.04         (0.04)           --
                                          ----------     --------      --------      --------      --------      --------
    Total From Investment Operations....        0.16         0.35          0.62          0.64          0.48          0.57
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.09)       (0.27)        (0.52)        (0.60)        (0.52)        (0.57)
  Net Realized Gains....................       (0.12)          --            --            --         (0.01)        (0.01)
                                          ----------     --------      --------      --------      --------      --------
    Total Distributions.................       (0.21)       (0.27)        (0.52)        (0.60)        (0.53)        (0.58)
----------------------------------------
Net Asset Value, End of Period..........  $    10.34     $  10.39      $  10.31      $  10.21      $  10.17      $  10.22
========================================
Total Return............................        1.60%#       3.43%         6.21%         6.49%         4.80%         5.74%
----------------------------------------
Net Assets, End of Period (thousands)...  $1,320,713     $992,307      $739,847      $725,284      $712,520      $752,510
Ratio of Expenses to Average Net
  Assets**..............................        0.20%*       0.20%         0.20%         0.20%         0.21%         0.21%
Ratio of Net Investment Income to
  Average Net Assets....................        1.67%*       2.56%         5.04%         5.90%         5.07%         5.51%
Portfolio Turnover Rate.................         N/A          N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund
  Series................................         144%*        154%           55%           35%           58%           24%
----------------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of their Master Fund
     Series
N/A  Refer to Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                          ------------------------------------------------------------------------------------
                                           SIX MONTHS        YEAR           YEAR           YEAR          YEAR         YEAR
                                              ENDED          ENDED          ENDED          ENDED         ENDED        ENDED
                                             MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,     NOV. 30,
                                              2003           2002           2001           2000          1999         1998
------------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period....   $  10.19        $    9.95      $   10.05      $   10.31     $  10.21     $  10.40
                                           --------        ---------      ---------      ---------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........       0.09             0.25           0.19           1.01         0.56         0.61
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       0.13             0.20           0.45          (0.41)       (0.09)        0.01
                                           --------        ---------      ---------      ---------     --------     --------
    Total From Investment Operations....       0.22             0.45           0.64           0.60         0.47         0.62
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.25)           (0.21)         (0.56)         (0.86)       (0.36)       (0.79)
  Net Realized Gains....................         --               --             --             --        (0.01)       (0.02)
  Tax Return of Capital.................         --               --          (0.18)            --           --           --
                                           --------        ---------      ---------      ---------     --------     --------
    Total Distributions.................      (0.25)           (0.21)         (0.74)         (0.86)       (0.37)       (0.81)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........   $  10.16        $   10.19      $    9.95      $   10.05     $  10.31     $  10.21
==============================================================================================================================
Total Return............................       2.20%#           4.54%          6.75%          6.18%        4.69%        6.39%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...   $981,399        $ 799,214      $ 596,119      $ 518,491     $531,488     $440,885
Ratio of Expenses to Average Net
  Assets................................       0.24%*(a)        0.25%(a)        0.27%(a)        0.27%(a)      0.27%(a)      0.29%(a)
Ratio of Net Investment Income to
  Average Net Assets....................       1.27%*           2.58%          1.34%          9.97%        5.59%        5.90%
Portfolio Turnover Rate.................        N/A              N/A            N/A            N/A          N/A          N/A
Portfolio Turnover Rate of Master Fund
  Series................................        160%*            138%           113%            73%          78%         113%
------------------------------------------------------------------------------------------------------------------------------

                                                                 DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                             ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                            MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                             2003          2002          2001          2000          1999          1998
----------------------------------------  ---------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....   $  11.05      $  10.56      $  10.32      $  10.26      $  10.35      $  10.36
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........       0.18          0.41          0.49          0.59          0.49          0.54
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       0.54          0.51          0.32          0.01         (0.08)         0.01
                                           --------      --------      --------      --------      --------      --------
    Total From Investment Operations....       0.72          0.92          0.81          0.60          0.41          0.55
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.24)        (0.43)        (0.57)        (0.54)        (0.50)        (0.56)
  Net Realized Gains....................         --            --            --            --            --            --
  Tax Return of Capital.................         --            --            --            --            --            --
                                           --------      --------      --------      --------      --------      --------
    Total Distributions.................      (0.24)        (0.43)        (0.57)        (0.54)        (0.50)        (0.56)
----------------------------------------
Net Asset Value, End of Period..........   $  11.53      $  11.05      $  10.56      $  10.32      $  10.26      $  10.35
========================================
Total Return............................       6.65%#        9.06%         8.18%         6.16%         4.11%         5.50%
----------------------------------------
Net Assets, End of Period (thousands)...   $380,504      $315,290      $243,880      $218,557      $219,022      $210,986
Ratio of Expenses to Average Net
  Assets................................       0.26%*        0.26%         0.27%         0.28%         0.28%         0.29%
Ratio of Net Investment Income to
  Average Net Assets....................       3.43%*        4.09%         4.79%         5.75%         4.95%         5.18%
Portfolio Turnover Rate.................        147%*          19%          189%           60%           57%            7%
Portfolio Turnover Rate of Master Fund
  Series................................        N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
----------------------------------------

  *  Annualized
  #  Non-annualized
(a) Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series
N/A  Refer to Master Fund Series
N/A+ Not applicable, as the DFA Five-Year Government Portfolio is a stand-alone registered investment company

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                           -----------------------------------------------------------------------------------------
                                            SIX MONTHS         YEAR            YEAR            YEAR           YEAR          YEAR
                                               ENDED           ENDED           ENDED           ENDED          ENDED         ENDED
                                              MAY 31,        NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,      NOV. 30,
                                               2003            2002            2001            2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period....    $  10.93         $   10.50       $   10.50       $   10.53      $  10.65      $  10.88
                                            --------         ---------       ---------       ---------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.20              0.33            0.50            0.61          0.37          0.45
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        0.46              0.44            0.22              --          0.01          0.42
                                            --------         ---------       ---------       ---------      --------      --------
    Total From Investment Operations....        0.66              0.77            0.72            0.61          0.38          0.87
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.19)            (0.33)          (0.72)          (0.64)        (0.22)        (1.04)
  Net Realized Gains....................       (0.10)            (0.01)             --              --         (0.28)        (0.06)
                                            --------         ---------       ---------       ---------      --------      --------
    Total Distributions.................       (0.29)            (0.34)          (0.72)          (0.64)        (0.50)        (1.10)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........    $  11.30         $   10.93       $   10.50       $   10.50      $  10.53      $  10.65
====================================================================================================================================
Total Return............................        6.20%#            7.55%           7.23%           6.09%         3.63%         8.78%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...    $819,595         $ 761,717       $ 628,936       $ 517,325      $472,334      $371,619
Ratio of Expenses to Average Net
  Assets................................        0.35%*            0.35%           0.37%           0.38%         0.39%         0.41%
Ratio of Net Investment Income to
  Average Net Assets....................        3.58%*            4.09%           4.04%           4.15%         3.62%         3.87%
Portfolio Turnover Rate.................          99%*              79%            113%             80%           59%           74%
------------------------------------------------------------------------------------------------------------------------------------

                                                         DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                             ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                            MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                             2003          2002          2001          2000          1999          1998
----------------------------------------  ---------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....   $  12.39      $  11.90      $  11.18      $  10.84      $  11.78      $  11.28
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........       0.33          0.65          0.65          0.63          0.61          0.61
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       0.76          0.48          0.71          0.38         (0.89)         0.59
                                           --------      --------      --------      --------      --------      --------
    Total From Investment Operations....       1.09          1.13          1.36          1.01         (0.28)         1.20
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.32)        (0.64)        (0.64)        (0.63)        (0.58)        (0.65)
  Net Realized Gains....................      (0.20)           --            --         (0.04)        (0.08)        (0.05)
                                           --------      --------      --------      --------      --------      --------
    Total Distributions.................      (0.52)        (0.64)        (0.64)        (0.67)        (0.66)        (0.70)
----------------------------------------
Net Asset Value, End of Period..........   $  12.96      $  12.39      $  11.90      $  11.18      $  10.84      $  11.78
========================================
Total Return............................       9.09%#        9.95%        12.57%         9.75%        (2.41)%       11.07%
----------------------------------------
Net Assets, End of Period (thousands)...   $279,636      $300,059      $310,661      $286,444      $256,376      $239,035
Ratio of Expenses to Average Net
  Assets................................       0.16%*        0.16%         0.16%         0.18%         0.21%         0.24%
Ratio of Net Investment Income to
  Average Net Assets....................       4.99%*        5.37%         5.60%         6.00%         5.58%         5.77%
Portfolio Turnover Rate.................         13%*          14%           17%            8%           13%           24%
----------------------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  DFA SHORT-TERM
                                                  MUNICIPAL BOND
                                                     PORTFOLIO
                                           -----------------------------
                                            SIX MONTHS      AUG. 20 (1)
                                               ENDED            TO
                                              MAY 31,        NOV. 30,
                                               2003            2002
------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period....    $   9.97         $   10.00
                                            --------         ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.08              0.04
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        0.22             (0.04)
                                            --------         ---------
    Total From Investment Operations....        0.30                --
------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.08)            (0.03)
  Net Realized Gains....................          --                --
                                            --------         ---------
    Total Distributions.................       (0.08)            (0.03)
------------------------------------------------------------------------
Net Asset Value, End of Period..........    $  10.19         $    9.97
========================================================================
Total Return............................        1.82%#           (0.03)%#
------------------------------------------------------------------------
Net Assets, End of Period (thousands)...    $140,220         $  78,819
Ratio of Expenses to Average Net
  Assets................................        0.30%*            0.30%*
Ratio of Expenses to Average Net Assets
  (excluding waivers, assumption of
  expenses, and/or recovery of
  previously waived fees)...............        0.31%*            0.75%*
Ratio of Net Investment Income to
  Average Net Assets....................        1.65%*            1.71%*
Ratio of Net Investment Income to
  Average Net Assets (excluding waivers,
  assumption of expenses, and/or
  recovery of previously waived fees)...        1.64%*            1.26%*
Portfolio Turnover Rate.................           0%*               0%*
------------------------------------------------------------------------

(1)  Commencement of operations
  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-three of the Fund's forty portfolios (the "Portfolios") are included in this report. Of the remaining seventeen portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, seven are presented in separate reports, and four have not commenced operations.

    The following Portfolios (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                       PERCENTAGE
                                                                                        OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                            SERIES (MASTER FUNDS)             AT 05/31/03
-------------------------                 -------------------------------------------  -----------
U.S. Large Company Portfolio              The U.S. Large Company Series                       31%
Enhanced U.S. Large Company Portfolio     The Enhanced U.S. Large Company Series             100%
U.S. Large Cap Value Portfolio            The U.S. Large Cap Value Series                     68%
U.S. Small XM Value Portfolio             The U.S. Small XM Value Series                      17%
U.S. Small Cap Value Portfolio            The U.S. Small Cap Value Series                     94%
U.S. Small Cap Portfolio                  The U.S. Small Cap Series                           77%
U.S. Micro Cap Portfolio                  The U.S. Micro Cap Series                          100%
International Small Company Portfolio     The Japanese Small Company Series                   79%
                                          The Pacific Rim Small Company Series                75%
                                          The United Kingdom Small Company Series             80%
                                          The Continental Small Company Series                85%
Japanese Small Company Portfolio          The Japanese Small Company Series                   16%
Pacific Rim Small Company Portfolio       The Pacific Rim Small Company Series                20%
United Kingdom Small Company Portfolio    The United Kingdom Small Company Series             14%
Continental Small Company Portfolio       The Continental Small Company Series                 9%
Emerging Markets Portfolio                The Emerging Markets Series                         97%
Emerging Markets Small Cap Portfolio      The Emerging Markets Small Cap Series               63%
DFA One-Year Fixed Income Portfolio       The DFA One-Year Fixed Income Series               100%
DFA Two-Year Global Fixed Income
  Portfolio                               The DFA Two-Year Global Fixed Income Series        100%

    Each Feeder Fund, with the exception of the International Small Company Portfolio (which invests in the four funds indicated), invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP of the day, the Portfolio values securities at the mean between the most recent bid and asked prices. Securities held by the Large Cap International Portfolio and the DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for the U.S. Large Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio, their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. Dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

    The U.S. Large Company Portfolio, the International Small Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio each accrue their respective share of income and expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

    The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

    For the six months ended May 31, 2003, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Real Estate Securities Portfolio..............  0.30 of 1%
Large Cap International Portfolio.................  0.25 of 1%
DFA International Small Cap Value Portfolio.......  0.65 of 1%
DFA Five-Year Government Portfolio................  0.20 of 1%
DFA Five-Year Global Fixed Income Portfolio.......  0.25 of 1%
DFA Intermediate Government Fixed Income
  Portfolio.......................................  0.10 of 1%(a)
DFA Short-Term Municipal Bond Portfolio...........  0.20 of 1%

-------------------

(a) Effective June 1, 1999, the DFA Intermediate Government Fixed Income Portfolio changed its advisory fee from 0.15 of 1% of average daily net assets to 0.10 of 1% of average daily net assets.

    For the six months ended May 31, 2003, the Feeder Funds accrued daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio......................  0.215 of 1%
Enhanced U.S. Large Company Portfolio.............  0.15 of 1%
U.S. Large Cap Value Portfolio....................  0.15 of 1%
U.S. Small XM Value Portfolio.....................  0.30 of 1%
U.S. Small Cap Value Portfolio....................  0.30 of 1%
U.S. Small Cap Portfolio..........................  0.32 of 1%
U.S. Micro Cap Portfolio..........................  0.40 of 1%
International Small Company Portfolio.............  0.40 of 1%
Japanese Small Company Portfolio..................  0.40 of 1%
Pacific Rim Small Company Portfolio...............  0.40 of 1%
United Kingdom Small Company Portfolio............  0.40 of 1%
Continental Small Company Portfolio...............  0.40 of 1%
Emerging Markets Portfolio........................  0.40 of 1%
Emerging Markets Small Cap Portfolio..............  0.45 of 1%
DFA One-Year Fixed Income Portfolio...............  0.10 of 1%
DFA Two-Year Global Fixed Income Portfolio........  0.10 of 1%

    For the U.S. Large Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of The U.S. Large Company Series) to the extent necessary to limit the expenses to 0.15% of average net assets on an annualized basis. At any time that the annualized expenses of the U.S. Large Company Portfolio are less than 0.15% of average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.15% of average net assets on an annualized basis. At May 31, 2003, approximately $4,138,000 of previously waived fees were subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2006.

    The Advisor agreed to waive its administrative service fee of Enhanced U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the portfolio and its respective Master Fund to not more than 0.45% of the average daily net assets of the portfolio. At any time that the direct and indirect expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. At May 31, 2003, there were no waived fees subject to future reimbursement.

    Effective February 23, 1999, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of U.S. Small XM Value Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.50% of the average daily net assets of the Portfolio. At any time that the direct and indirect expenses of the Portfolio are less than 0.50% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. At May 31, 2003, approximately $15,000 of previously waived fees of U.S. Small XM Value Portfolio were subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2006.

    For the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the International Small Company Portfolio to 0.45% of its average net assets on an annualized basis. At any time that the direct and indirect expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. At May 31, 2003, there were no waived fees subject to future reimbursement.

    For the Pacific Rim Small Company Portfolio and the United Kingdom Small Company Portfolio, the Advisor has agreed to waive its administration fees and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolios to 0.47% of its average net assets on an annualized basis. These fee waiver and expense assumption arrangements do not include the indirect expenses each Portfolio bears as a shareholder of their master funds. At any time that the direct expenses of each Portfolio are less than 0.47% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.47% of their average net assets on an annualized basis. At May 31, 2003 approximately $21,000 and $42,000 respectively, of waived fees of the Pacific Rim Small Company Portfolio and the United Kingdom Small Company Portfolio were subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2006.

    The Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of Emerging Markets Portfolio to the extent necessary to keep the annual combined expenses of the portfolio and its respective Master Fund to not more than 1.00% of the average daily net assets of the portfolio. At any time that the total direct and indirect expenses of the Portfolio are less than 1.00% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months.

    For the DFA Short-Term Municipal Bond Portfolio, the Advisor has contractually agreed to waive its management fee to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.30% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.30% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.30% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months prior to the date of such reimbursement. At May 31, 2003, approximately $77,000 of waived fees of DFA Short-Term Municipal Bond Portfolio were subject to future reimbursement over various periods not exceeding May 31, 2006.

    Certain officers of the Portfolios are also officers, and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

    At May 31, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

U.S. Large Company Portfolio......................  $8,246
Enhanced U.S. Large Company Portfolio.............   1,205
U.S. Large Cap Value Portfolio....................  13,051
U.S. Small XM Value Portfolio.....................     673
U.S. Small Cap Value Portfolio....................  30,952
U.S. Small Cap Portfolio..........................   7,233
U.S. Micro Cap Portfolio..........................  17,661
DFA Real Estate Securities Portfolio..............   4,983
Large Cap International Portfolio.................   3,786
International Small Company Portfolio.............   5,596
Japanese Small Company Portfolio..................     527
Pacific Rim Small Company Portfolio...............     501
United Kingdom Small Company Portfolio............     268
Continental Small Company Portfolio...............     528
DFA International Small Cap Value Portfolio.......   6,694
Emerging Markets Portfolio........................   3,769
Emerging Markets Small Cap Portfolio..............     322
DFA One-Year Fixed Income Portfolio...............  12,200
DFA Two-Year Global Fixed Income Portfolio........   9,942
DFA Five-Year Government Portfolio................   3,771

DFA Five-Year Global Fixed Income Portfolio.......   9,031
DFA Intermediate Government Fixed Income
  Portfolio.......................................   3,622
DFA Short-Term Municipal Bond Portfolio...........   1,218

E. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2003, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                  U.S. GOVERNMENT     OTHER INVESTMENT
                                    SECURITIES           SECURITIES
                                -------------------  -------------------
                                PURCHASES   SALES    PURCHASES   SALES
                                ---------  --------  ---------  --------
DFA Real Estate Securities
  Portfolio...................        --         --  $ 70,038   $  2,511
Large Cap International
  Portfolio...................        --         --    33,647      1,927
DFA International Small Cap
  Value Portfolio.............        --         --    62,680     50,851
DFA Five-Year Government
  Portfolio...................  $294,851   $245,816        --         --
DFA Five-Year Global Fixed
  Income Portfolio............        --         --   402,889    380,964
DFA Intermediate Government
  Fixed Income Portfolio......    11,662     24,883     8,106     33,792
DFA Short-Term Municipal Bond
  Portfolio...................        --         --    33,910         --

F. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since it is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                     GROSS UNREALIZED  GROSS UNREALIZED
                                       APPRECIATION      DEPRECIATION        NET
                                     ----------------  ----------------  ------------
U.S. Large Company Portfolio.......      $177,696         $(163,098)      $  14,598
Enhanced U.S. Large Company
  Portfolio........................            --           (41,477)        (41,477)
U.S. Large Cap Value Portfolio.....        63,270          (108,623)        (45,353)
U.S. Small XM Value Portfolio......            --            (1,367)         (1,367)
U.S. Small Cap Value Portfolio.....       288,335          (156,687)        131,648
U.S. Small Cap Portfolio...........         5,831           (64,644)        (58,813)
U.S. Micro Cap Portfolio...........       168,822                --         168,822
DFA Real Estate Securities
  Portfolio........................        84,741           (10,901)         73,840
Large Cap International
  Portfolio........................        35,216          (113,847)        (78,631)
International Small Company
  Portfolio........................        51,821           (67,730)        (15,909)
Japanese Small Company Portfolio...        24,224          (164,839)       (140,615)
Pacific Rim Small Company
  Portfolio........................        48,962           (89,048)        (40,086)
United Kingdom Small Company
  Portfolio........................        29,930           (28,609)          1,321
Continental Small Company
  Portfolio........................        79,164           (76,173)          2,991
DFA International Small Cap Value
  Portfolio........................       124,851          (172,226)        (47,375)
Emerging Markets Portfolio.........        91,802           (98,076)         (6,274)
Emerging Markets Small Cap
  Portfolio........................         1,443            (1,063)            380
DFA One-Year Fixed Income
  Portfolio........................        18,581            (5,972)         12,609
DFA Two-Year Global Fixed Income
  Portfolio........................        22,499            (8,330)         14,169
DFA Five-Year Government
  Portfolio........................        15,460                --          15,460
DFA Five-Year Global Fixed Income
  Portfolio........................        42,833            (1,056)         41,777
DFA Intermediate Government Fixed
  Income Portfolio.................        39,396                --          39,396
DFA Short-Term Municipal Bond
  Portfolio........................         2,019                --           2,019

    For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2002, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                         EXPIRES ON NOVEMBER 30,
                           ---------------------------------------------------
                           2003  2004   2005    2006    2007    2008    2009     2010     TOTAL
                           ----  ----  ------  ------  ------  ------  -------  -------  -------
U.S. Large Company
  Portfolio..............    --    --      --      --      --      --  $ 2,253       --  $ 2,253
Enhanced U.S. Large
  Company Portfolio......    --    --      --      --      --      --        9       --        9
Large Cap International
  Portfolio..............    --    --      --      --      --      --    2,431  $18,180   20,611
International Small
  Company Portfolio......    --    --      --      --      --      --   11,868      272   12,140
Japanese Small Company
  Portfolio..............    --    --  $1,532  $7,918  $2,826  $  632    3,508    4,453   20,869
Pacific Rim Small Company
  Portfolio..............    --    --      --      --     566      --      906    3,164    4,636
DFA International Small
  Cap Value Portfolio....    --    --      --      --      --      --    2,094       --    2,094
Emerging Markets
  Portfolio..............    --    --      --     962   1,831      --   18,234   19,225   40,252
DFA One-Year Fixed Income
  Portfolio..............    --    --      --      --      18      69       --       --       87
DFA Two-Year Global Fixed
  Income Portfolio.......    --    --      --      --      --      99    1,068       --    1,167
DFA Five-Year Government
  Portfolio..............  $105  $887      --      --      70   1,227       --       --    2,289

    Certain of the Portfolios' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2002 the DFA International Small Cap Value Portfolio realized gains on the sale of passive foreign investment companies of $977,325, which are included in distributable net investment income for tax purposes. Accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

G. COMPONENTS OF NET ASSETS:

    At May 31, 2003, net assets consist of (amounts in thousands):

                                       ACCUMULATED                ACCUMULATED
                                           NET                    NET REALIZED  DEFERRED
                                       INVESTMENT   ACCUMULATED     FOREIGN     THAILAND
                            PAID-IN      INCOME     NET REALIZED    EXCHANGE     CAPITAL
                            CAPITAL      (LOSS)     GAIN (LOSS)   GAIN (LOSS)   GAINS TAX
                           ----------  -----------  ------------  ------------  ---------
U.S. Large Company
 Portfolio...............  $  816,846    $ 2,517      $(81,505)           --          --
Enhanced U.S. Large
 Company Portfolio.......     168,319        (51)      (27,570)           --          --
U.S. Large Cap Value
 Portfolio...............   1,364,973       (514)     (110,042)           --          --
U.S. Small XM Value
 Portfolio...............      65,805        (90)        4,498            --          --
U.S. Small Cap Value
 Portfolio...............   2,767,996     (3,306)       57,225            --          --
U.S. Small Cap
 Portfolio...............     842,181       (939)      (64,701)           --          --
U.S. Micro Cap
 Portfolio...............   1,759,017     (2,467)      (76,099)           --          --
DFA Real Estate
 Securities Portfolio....     453,478        699         1,239            --          --
Large Cap International
 Portfolio...............     471,243      4,589       (21,898)           42          --
International Small
 Company Portfolio.......     624,238      6,399        (9,303)          142          --
Japanese Small Company
 Portfolio...............     211,742        (59)      (39,746)           --          --
Pacific Rim Small Company
 Portfolio...............      70,490       (925)       (7,079)            4          --
United Kingdom Small
 Company Portfolio.......      14,748        271           (49)           (2)         --
Continental Small Company
 Portfolio...............      19,764        565         2,774            53          --
DFA International Small
 Cap Value Portfolio.....     753,384      5,909         8,989           207          --
Emerging Markets
 Portfolio...............     443,045      2,099       (44,203)          (85)     (1,439)
Emerging Markets Small
 Cap Portfolio...........      42,918        131           296           (37)       (150)
DFA One-Year Fixed Income
 Portfolio...............   1,308,294       (113)       (6,049)           --          --
DFA Two-Year Global Fixed
 Income Portfolio........     968,025    (10,593)        1,468            --          --
DFA Five-Year Government
 Portfolio...............     349,918      4,700        10,426            --          --
DFA Five-Year Global
 Fixed Income
 Portfolio...............     753,614     10,344        20,481        (6,078)         --
DFA Intermediate
 Government Fixed Income
 Portfolio...............     229,892      3,822         6,526            --          --
DFA Short-Term Municipal
 Bond Portfolio..........     138,013        188            --            --          --

                              UNREALIZED
                             APPRECIATION
                            (DEPRECIATION)
                            OF INVESTMENT
                             SECURITIES,     UNREALIZED
                             FUTURES AND     NET FOREIGN                  NUMBER OF
                               FOREIGN        EXCHANGE     TOTAL NET        SHARES
                               CURRENCY      GAIN (LOSS)     ASSETS       AUTHORIZED
                           ----------------  -----------  ------------  --------------
U.S. Large Company
 Portfolio...............      $ 65,355            --      $  803,213    200,000,000
Enhanced U.S. Large
 Company Portfolio.......       (13,915)           --         126,783    100,000,000
U.S. Large Cap Value
 Portfolio...............        63,270            --       1,317,687    200,000,000
U.S. Small XM Value
 Portfolio...............            (5)           --          70,208    100,000,000
U.S. Small Cap Value
 Portfolio...............       288,335            --       3,110,250    300,000,000
U.S. Small Cap
 Portfolio...............         5,831            --         782,372    100,000,000
U.S. Micro Cap
 Portfolio...............       266,994            --       1,947,445    300,000,000
DFA Real Estate
 Securities Portfolio....        73,771            --         529,187    100,000,000
Large Cap International
 Portfolio...............       (77,779)       $   42         376,239    150,000,000
International Small
 Company Portfolio.......       (15,784)          225         605,917    100,000,000
Japanese Small Company
 Portfolio...............      (137,929)           (6)         34,002     50,000,000
Pacific Rim Small Company
 Portfolio...............       (39,987)           (4)         22,499     50,000,000
United Kingdom Small
 Company Portfolio.......         1,328             4          16,300     20,000,000
Continental Small Company
 Portfolio...............         2,991            73          26,220     50,000,000
DFA International Small
 Cap Value Portfolio.....       (47,338)          177         721,328    200,000,000
Emerging Markets
 Portfolio...............        (5,833)           20         393,604    100,000,000
Emerging Markets Small
 Cap Portfolio...........           381            --          43,539    100,000,000
DFA One-Year Fixed Income
 Portfolio...............        18,581            --       1,320,713    300,000,000
DFA Two-Year Global Fixed
 Income Portfolio........        22,499            --         981,399    200,000,000
DFA Five-Year Government
 Portfolio...............        15,460            --         380,504    100,000,000
DFA Five-Year Global
 Fixed Income
 Portfolio...............        41,777          (543)        819,595    100,000,000
DFA Intermediate
 Government Fixed Income
 Portfolio...............        39,396            --         279,636    100,000,000
DFA Short-Term Municipal
 Bond Portfolio..........         2,019            --         140,220    100,000,000

H. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    All open repurchase agreements were entered into on May 30, 2003.

    2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2003, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contract and the related net unrealized foreign exchange loss is reflected in the accompanying financial statements:

                                                                       UNREALIZED
                                                                         FOREIGN
EXPIRATION                                CONTRACT       VALUE AT       EXCHANGE
   DATE            CURRENCY SOLD           AMOUNT      MAY 31, 2003    GAIN (LOSS)
----------  ---------------------------  -----------  ---------------  -----------
06/16/2003.. 65,313,955 Canadian Dollar  $46,879,353    $47,509,766     $(630,413)

    Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

I. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit during the six months ended May 31, 2003.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings under the line of credit during the six months ended May 31, 2003.

J. REIMBURSEMENT FEES:

    Until March 30, 2002, shares of the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio, the Emerging Markets Small Cap Portfolio and the DFA International Small Cap Value Portfolio were sold at a public offering price equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees were recorded as an addition to paid-in capital.

    The reimbursement fees for the Japanese Small Company Portfolio and the Emerging Markets Portfolio were .50% of the net asset value of their shares. The reimbursement fees for the Pacific Rim Small Company Portfolio, the

Continental Small Company Portfolio and the Emerging Markets Small Cap Portfolio were 1.00% of the net asset value of their shares. The reimbursement fee for the DFA International Small Cap Value Portfolio and the International Small Company Portfolio were 0.675% of the net asset value of its shares.

    Effective March 30, 2002, the Portfolios no longer charge reimbursement fees.

K. SECURITIES LENDING:

    As of May 31, 2003, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Fund, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       DFA INTERNATIONAL VALUE PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series
  of The DFA Investment Trust Company
  (52,624,811 Shares, Cost $534,465) ++ at
  Value+..........................................  $    526,248
Receivable for Fund Shares Sold...................           364
Prepaid Expenses and Other Assets.................             3
                                                    ------------
    Total Assets..................................       526,615
                                                    ------------
LIABILITIES:
Payables:
  Investment Securities Purchased.................           228
  Fund Shares Redeemed............................           136
  Due to Advisor..................................            85
Accrued Expenses and Other Liabilities............            30
                                                    ------------
    Total Liabilities.............................           479
                                                    ------------
NET ASSETS........................................  $    526,136
                                                    ============
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized
  200,000,000)....................................    53,643,692
                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $       9.81
                                                    ============
NET ASSETS CONSIST OF:
Paid-in Capital...................................  $    574,073
Accumulated Net Investment Income (Loss)..........          (242)
Accumulated Net Realized Gain (Loss)..............       (39,478)
Unrealized Appreciation (Depreciation) from
  Investment Securities...........................        (8,217)
                                                    ------------
    TOTAL NET ASSETS..............................  $    526,136
                                                    ============

--------------

  +  See Note B to the Financial Statements.
 ++  The cost for federal income tax purposes is $565,719.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       DFA INTERNATIONAL VALUE PORTFOLIO
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................  $      968
                                                    ----------
EXPENSES
  Administrative Services.........................         464
  Accounting & Transfer Agent Fees................          19
  Legal Fees......................................          13
  Audit Fees......................................           2
  Filing Fees.....................................          13
  Shareholders' Reports...........................           5
  Directors' Fees and Expenses....................           2
  Other...........................................           1
                                                    ----------
      Total Expenses..............................         519
                                                    ----------
  NET INVESTMENT INCOME (LOSS)....................         449
                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................         507
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      (7,985)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................      44,175
                                                    ----------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES........      36,697
                                                    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $   37,146
                                                    ==========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       DFA INTERNATIONAL VALUE PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS     YEAR
                                             ENDED       ENDED
                                            MAY 31,    NOV. 30,
                                             2003        2002
                                          -----------  ---------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $    449    $ 10,097
  Capital Gain Distributions Received
    from The DFA Investment Trust
    Company.............................        507       1,058
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (7,985)    (17,004)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities                               44,175     (21,903)
                                           --------    --------
      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations......................     37,146     (27,752)
                                           --------    --------
Distributions From:
  Net Investment Income.................     (2,887)     (9,024)
  Net Short-Term Gains..................         --        (122)
  Net Long-Term Gains...................         --     (13,714)
                                           --------    --------
      Total Distributions...............     (2,887)    (22,860)
                                           --------    --------
CAPITAL SHARE TRANSACTIONS (1):
  Shares Issued.........................    104,580     192,491
  Shares Issued in Lieu of Cash
    Distributions.......................      2,887      22,856
  Shares Redeemed.......................    (79,903)   (149,918)
                                           --------    --------
      Net Increase (Decrease) from
        Capital Share Transactions......     27,564      65,429
                                           --------    --------
      Total Increase (Decrease).........     61,823      14,817
NET ASSETS
  Beginning of Year.....................    464,313     449,496
                                           --------    --------
  End of Year...........................   $526,136    $464,313
                                           ========    ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................     11,865      19,880
  Shares Issued in Lieu of Cash
    Distributions.......................        332       2,305
  Shares Redeemed.......................     (9,083)    (15,291)
                                           --------    --------
                                              3,114       6,894
                                           ========    ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       DFA INTERNATIONAL VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....   $   9.19     $  10.30     $  12.58     $  13.07     $  11.88     $  10.94
                            --------     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.01         0.23         0.25         0.24         0.28         0.24
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       0.67        (0.78)       (1.50)       (0.32)        1.24         1.08
                            --------     --------     --------     --------     --------     --------
Total from Investment
  Operations.............       0.68        (0.55)       (1.25)       (0.08)        1.52         1.32
                            --------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.06)       (0.21)       (0.27)       (0.22)       (0.29)       (0.24)
  Net Realized Gains.....         --        (0.35)       (0.76)       (0.19)       (0.04)       (0.14)
                            --------     --------     --------     --------     --------     --------
Total Distributions......      (0.06)       (0.56)       (1.03)       (0.41)       (0.33)       (0.38)
                            --------     --------     --------     --------     --------     --------
Net Asset Value, End of
  Period.................   $   9.81     $   9.19     $  10.30     $  12.58     $  13.07     $  11.88
                            ========     ========     ========     ========     ========     ========
Total Return.............       7.43%#      (5.72)%     (10.96)%      (0.72)%      12.96%       12.29%

Net Assets, End of Period
  (thousands)............   $526,136     $464,313     $449,496     $569,234     $453,713     $435,587
Ratio of Expenses to
  Average Net Assets
  (1)....................       0.53%*       0.53%        0.51%        0.52%        0.52%        0.53%
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.19%*       2.35%        2.12%        1.76%        2.21%        2.04%
Portfolio Turnover
  Rate...................        N/A          N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................         16%*         18%           6%           9%           6%          15%

--------------

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this report. Ten of the twenty-four portfolios have not commenced operations.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2003, the Portfolio owned 45% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $5,291.

    3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since it is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................        --
Gross Unrealized Depreciation.....................  $(39,471)
                                                    --------
  Net.............................................  $(39,471)
                                                    ========

    For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2002, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $8,719,000 which expires on November 30, 2010.

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2003.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings under the line of credit with the international custodian bank during the six months ended May 31, 2003.

                         THE U.S. LARGE COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                            SHARES        VALUE+
                                            ------        ------
COMMON STOCKS -- (83.5%)
 #3M Co.................................     109,800  $   13,886,406
 Abbott Laboratories....................     439,500      19,579,725
 Ace, Ltd...............................      73,900       2,697,350
 *ADC Telecommunications, Inc...........     225,400         606,326
 #Adobe Systems, Inc....................      65,000       2,293,850
 *Advanced Micro Devices, Inc...........      96,600         703,248
 #*AES Corp.............................     152,900       1,210,968
 Aetna, Inc.............................      42,300       2,428,866
 AFLAC, Inc.............................     145,000       4,771,950
 *Agilent Technologies, Inc.............     131,300       2,380,469
 Air Products & Chemicals, Inc..........      63,900       2,785,401
 Alberto-Culver Co. Class B.............      16,400         838,040
 #Albertson's, Inc......................     106,600       2,224,742
 Alcoa, Inc.............................     237,600       5,847,336
 #Allegheny Energy, Inc.................      35,300         306,757
 Allegheny Technologies, Inc............      22,600         148,708
 Allergan, Inc..........................      36,400       2,624,804
 #*Allied Waste Industries, Inc.........      58,800         580,944
 Allstate Corp..........................     197,700       7,115,223
 Alltel Corp............................      87,400       4,184,712
 #*Altera Corp..........................     107,600       2,074,528
 Altria Group, Inc......................     581,600      24,020,080
 Ambac Financial Group, Inc.............      29,800       1,987,958
 Amerada Hess Corp......................      25,100       1,229,900
 #Ameren Corp...........................      44,800       2,038,400
 American Electric Power Co., Inc.......     109,400       3,176,976
 #American Express Co...................     369,500      15,393,370
 #*American Greetings Corp. Class A.....      18,500         328,005
 #American International Group, Inc.....     733,400      42,449,192
 *American Power Conversion Corp........      55,200         856,152
 *American Standard Companies, Inc......      20,400       1,509,396
 AmerisourceBergen Corp.................      30,900       1,937,121
 #*Amgen, Inc...........................     361,800      23,412,078
 AmSouth Bancorporation.................      99,900       2,229,768
 Anadarko Petroleum Corp................      69,900       3,444,672
 *Analog Devices, Inc...................     102,400       3,947,520
 #*Andrew Corp..........................      27,600         274,344
 Anheuser-Busch Companies, Inc..........     240,700      12,668,041
 *Anthem, Inc...........................      39,700       2,911,995
 #*AOL Time Warner, Inc.................   1,256,700      19,126,974
 AON Corp...............................      87,000       2,232,420
 Apache Corp............................      44,885       2,958,819
 Apartment Investment & Management Co.
   Class A..............................      26,300         926,549
 #*Apollo Group, Inc. (Class A).........      49,000       2,862,580
 #*Apple Computer, Inc..................     101,300       1,820,361
 #Applera Corporation - Applied
   Biosystems Group.....................      58,900       1,146,783
 *Applied Materials, Inc................     463,900       7,218,284
 *Applied Micro Circuits Corp...........      85,300         428,206
 Archer-Daniels Midland Co..............     181,500       2,172,555
 Ashland, Inc...........................      19,200         623,232
 AT&T Corp..............................     216,600       4,221,534
 *AT&T Wireless Services, Inc...........     761,600       5,917,632
 Autodesk, Inc..........................      31,900         475,629
 Automatic Data Processing, Inc.........     168,600       5,884,140
                                            SHARES        VALUE+
                                            ------        ------
 *AutoNation, Inc.......................      81,500  $    1,134,480
 #*Autozone, Inc........................      27,400       2,292,832
 *Avaya, Inc............................     104,700         693,114
 #Avery Dennison Corp...................      30,800       1,708,784
 #Avon Products, Inc....................      66,100       4,028,134
 B B & T Corp...........................     132,400       4,526,756
 #Baker Hughes, Inc.....................      94,700       3,129,835
 Ball Corp..............................      16,000         792,320
 #Bank of America Corp..................     422,400      31,342,080
 Bank of New York Co., Inc..............     215,300       6,232,935
 Bank One Corp..........................     327,300      12,227,928
 Bard (C.R.), Inc.......................      14,500       1,017,175
 Bausch & Lomb, Inc.....................      14,900         565,455
 #Baxter International, Inc.............     166,800       4,226,712
 #Bear Stearns Companies, Inc...........      27,900       2,155,833
 Becton Dickinson & Co..................      71,600       2,864,000
 #*Bed, Bath and Beyond, Inc............      82,700       3,460,168
 Bellsouth Corp.........................     523,100      13,867,381
 #Bemis Co., Inc........................      14,900         682,122
 #*Best Buy Co., Inc....................      90,500       3,502,350
 *Big Lots, Inc.........................      32,600         443,686
 #*Biogen, Inc..........................      41,900       1,778,236
 Biomet, Inc............................      72,900       2,004,750
 #*BJ Services, Co......................      44,400       1,807,524
 Black & Decker Corp....................      22,000         952,820
 #Block (H.&R.), Inc....................      50,200       2,055,188
 #*BMC Software, Inc....................      65,700       1,114,272
 Boeing Co..............................     236,300       7,247,321
 Boise Cascade Corp.....................      16,400         402,948
 *Boston Scientific Corp................     114,700       5,975,870
 Bristol Myers Squibb Co................     544,500      13,939,200
 #*Broadcom Corp........................      77,500       1,897,200
 Brown-Forman Corp. Class B.............      16,900       1,332,734
 Brunswick Corp.........................      25,400         557,530
 Burlington Northern Santa Fe Corp......     105,400       3,110,354
 Burlington Resources, Inc..............      56,700       3,021,543
 #*Calpine Corp.........................     106,300         552,760
 Campbell Soup Co.......................     115,400       2,879,230
 #Capital One Financial Corp............      62,400       3,005,808
 #Cardinal Health, Inc..................     127,200       7,340,712
 #Carnival Corp.........................     166,700       5,101,020
 Caterpillar, Inc.......................      96,800       5,048,120
 #*Cendant Corp.........................     289,600       4,865,280
 CenterPoint Energy, Inc................      85,500         816,525
 Centex Corp............................      17,300       1,342,999
 #CenturyTel, Inc.......................      40,000       1,346,800
 Charter One Financial, Inc.............      63,600       1,937,256
 ChevronTexaco Corp.....................     300,300      21,303,282
 *Chiron Corp...........................      52,600       2,319,134
 #Chubb Corp............................      48,200       3,086,246
 *CIENA Corp............................     121,900         700,925
 CIGNA Corp.............................      39,300       2,204,730
 #Cincinnati Financial Corp.............      45,400       1,685,248
 Cinergy Corp...........................      47,400       1,798,356
 #Cintas Corp...........................      47,900       1,773,258
 Circuit City Stores, Inc...............      59,100         424,929
 #*Cisco Sytems, Inc....................   1,999,500      32,551,860

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Citigroup, Inc.........................   1,445,300  $   59,286,206
 *Citizens Communications Co............      79,400         978,208
 #*Citrix Systems, Inc..................      48,200       1,052,206
 *Clear Channel Communications, Inc.....     172,200       7,008,540
 Clorox Co..............................      61,900       2,764,454
 #CMS Energy Corp.......................      40,500         320,760
 Coca-Cola Co...........................     697,000      31,762,290
 #Coca-Cola Enterprises, Inc............     126,400       2,370,000
 #Colgate-Palmolive Co..................     151,400       9,026,468
 *Comcast Corp. Class A.................     648,900      19,538,379
 Comerica, Inc..........................      49,100       2,271,857
 #Computer Associates International,
   Inc..................................     161,600       3,501,872
 #*Computer Sciences Corp...............      52,600       2,088,220
 *Compuware Corp........................     106,300         645,241
 #*Comverse Technology, Inc.............      52,800         803,088
 Conagra, Inc...........................     151,000       3,664,770
 *Concord EFS, Inc......................     143,100       2,163,672
 ConocoPhilips..........................     190,300      10,270,491
 Consolidated Edison, Inc...............      60,100       2,583,699
 #Constellation Energy Group............      46,400       1,538,160
 #*Convergys Corp.......................      48,700         870,756
 Cooper Industries, Ltd.................      26,200       1,045,118
 Cooper Tire & Rubber Co................      20,700         328,923
 Coors (Adolph) Co. Class B.............      10,200         561,816
 #*Corning, Inc.........................     337,000       2,463,470
 *Costco Wholesale Corp.................     128,100       4,746,105
 Countrywide Financial Corp.............      35,600       2,621,940
 Crane Co...............................      16,700         348,696
 #CSX Corp..............................      60,400       1,978,100
 #Cummins, Inc..........................      11,700         401,076
 #CVS Corp..............................     110,400       2,881,440
 Dana Corp..............................      41,700         371,547
 Danaher Corp...........................      42,900       2,870,868
 Darden Restaurants, Inc................      48,100         952,861
 Deere & Co.............................      67,300       2,938,991
 *Dell Computer Corp....................     725,200      22,691,508
 Delphi Automotive Systems Corp.........     157,300       1,387,386
 #Delta Air Lines, Inc..................      34,600         462,256
 Deluxe Corp............................      16,100         756,217
 #Devon Energy Corp.....................      64,800       3,369,600
 Dillards, Inc. Class A.................      23,700         316,632
 Disney (Walt) Co.......................     574,300      11,284,995
 #Dollar General Corp...................      93,700       1,752,190
 Dominion Resources, Inc................      86,400       5,443,200
 #Donnelley (R.R.) & Sons Co............      31,800         793,410
 Dover Corp.............................      57,000       1,727,670
 Dow Chemical Co........................     256,100       8,143,980
 Dow Jones & Co., Inc...................      23,000       1,047,650
 #DTE Energy Co.........................      47,100       2,040,843
 #Duke Energy Corp......................     250,600       4,856,628
 #DuPont (E.I.) de Nemours & Co., Inc...     279,600      11,782,344
 #*Dynegy, Inc..........................     104,400         519,912
 Eastman Chemical Co....................      21,800         712,642
 #Eastman Kodak Co......................      82,000       2,512,480
 Eaton Corp.............................      19,900       1,670,207
 #*eBay, Inc............................      86,800       8,828,428
 #Ecolab, Inc...........................      36,600       1,967,250
 *Edison International..................      91,700       1,492,876
 #El Paso Corp..........................     168,400       1,465,080
 #*Electronic Arts, Inc.................      40,200       2,756,112
 #Electronic Data Systems Corp..........     134,000       2,700,100
                                            SHARES        VALUE+
                                            ------        ------
 #*EMC Corp.............................     618,500  $    6,692,170
 #Emerson Electric Co...................     118,400       6,192,320
 Engelhard Corp.........................      36,000         905,400
 Entergy Corp...........................      62,500       3,230,625
 EOG Resources, Inc.....................      32,500       1,400,750
 Equifax, Inc...........................      39,900       1,010,268
 Equity Office Properties Trust.........     115,700       3,113,487
 Equity Residential Corp................      76,100       2,015,128
 Exelon Corp............................      90,800       5,202,840
 Exxon Mobil Corp.......................   1,891,800      68,861,520
 Family Dollar Stores, Inc..............      48,400       1,764,180
 Federal Home Loan Mortgage
   Corporation..........................     195,600      11,698,836
 Federal National Mortgage
   Association..........................     279,700      20,697,800
 *Federated Department Stores, Inc......      53,500       1,738,750
 Federated Investors, Inc...............      31,000         863,660
 FedEx Corp.............................      83,800       5,361,524
 Fifth Third Bancorp....................     162,500       9,343,750
 #First Data Corp.......................     211,500       8,760,330
 First Tennessee National Corp..........      35,300       1,650,628
 FirstEnergy Corp.......................      83,600       3,077,316
 #*Fiserv, Inc..........................      53,800       1,780,242
 FleetBoston Financial Corp.............     295,000       8,723,150
 Fluor Corp.............................      22,500         798,525
 #Ford Motor Co.........................     515,900       5,416,950
 #*Forest Laboratories, Inc.............     102,000       5,151,000
 Fortune Brands, Inc....................      41,900       2,195,560
 #FPL Group, Inc........................      51,300       3,409,911
 Franklin Resources, Inc................      72,400       2,705,588
 #Freeport McMoran Copper & Gold, Inc.
   Class B..............................      40,700         893,365
 Gannett Co., Inc.......................      75,100       5,932,900
 #Gap, Inc..............................     248,600       4,226,200
 *Gateway, Inc..........................      91,100         304,274
 #General Dynamics Corp.................      56,500       3,775,330
 General Electric Co....................   2,797,700      80,293,990
 #General Mills, Inc....................     103,700       4,851,086
 #General Motors Corp...................     157,500       5,564,475
 Genuine Parts Co.......................      49,100       1,613,917
 *Genzyme Corp..........................      60,300       2,863,647
 Georgia-Pacific Corp...................      70,300       1,216,190
 Gillette Co............................     293,600       9,867,896
 Golden West Financial Corp.............      43,100       3,352,749
 #Goodrich (B.F.) Co....................      33,000         602,910
 #Goodyear Tire & Rubber Co.............      49,200         320,784
 Grainger (W.W.), Inc...................      25,700       1,200,190
 Great Lakes Chemical Corp..............      14,100         324,723
 *Guidant Corp..........................      86,300       3,648,764
 Halliburton Co.........................     122,700       2,928,849
 Harley-Davidson, Inc...................      85,100       3,587,816
 #*Harrahs Entertainment, Inc...........      31,400       1,258,826
 Hartford Financial Services Group,
   Inc..................................      71,800       3,348,752
 Hasbro, Inc............................      48,600         778,086
 HCA, Inc...............................     144,300       4,761,900
 #Health Management Associates, Inc.....      67,100       1,251,415
 Heinz (H.J.) Co........................      98,800       3,267,316
 *Hercules, Inc.........................      30,800         306,460
 Hershey Foods Corp.....................      38,300       2,723,130
 Hewlett-Packard Co.....................     858,100      16,732,950
 Hilton Hotels Corp.....................     105,800       1,466,388

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Home Depot, Inc........................     653,900  $   21,245,211
 #Honeywell International, Inc..........     240,600       6,303,720
 #*Humana, Inc..........................      45,600         592,344
 #Huntington Bancshares, Inc............      66,100       1,355,711
 #Illinois Tool Works, Inc..............      86,400       5,361,120
 IMS Health, Inc........................      68,700       1,225,608
 Ingersoll-Rand Co., Ltd. Class A.......      47,600       2,084,880
 #Intel Corp............................   1,862,600      38,816,584
 International Business Machines
   Corp.................................     475,200      41,836,608
 International Flavors & Fragrances,
   Inc..................................      26,500         831,835
 *International Game Technology.........      23,800       2,095,352
 #International Paper Co................     134,600       4,935,782
 #Interpublic Group of Companies, Inc...     108,400       1,490,500
 #*Intuit, Inc..........................      57,800       2,664,002
 ITT Industries, Inc....................      25,800       1,616,628
 *Jabil Circuit, Inc....................      55,700       1,169,143
 Janus Capital Group, Inc...............      62,500         971,875
 #*JDS Uniphase Corp....................     398,000       1,540,260
 Jefferson-Pilot Corp...................      40,300       1,700,257
 John Hancock Financial Services,
   Inc..................................      81,000       2,450,250
 Johnson & Johnson......................     835,100      45,387,685
 #Johnson Controls, Inc.................      25,000       2,081,250
 *Jones Apparel Group, Inc..............      36,200       1,062,832
 JP Morgan Chase & Co...................     561,300      18,444,318
 KB Home Corp...........................      13,400         837,500
 Kellogg Co.............................     114,800       4,040,960
 Kerr-McGee Corp........................      28,200       1,341,756
 KeyCorp................................     119,400       3,152,160
 KeySpan Corp...........................      44,000       1,549,680
 Kimberly Clark Corp....................     144,700       7,514,271
 Kinder Morgan, Inc.....................      34,300       1,751,015
 #*King Pharmaceuticals, Inc............      67,700         968,787
 #*KLA-Tencor Corp......................      53,500       2,473,305
 #Knight Ridder, Inc....................      22,900       1,613,076
 #*Kohls Corp...........................      94,800       4,962,780
 *Kroger Co.............................     214,600       3,444,330
 #Leggett and Platt, Inc................      54,800       1,209,436
 #Lehman Brothers Holdings, Inc.........      68,100       4,878,003
 #*Lexmark International Group, Inc.....      35,400       2,633,760
 Lilly (Eli) & Co.......................     315,800      18,875,366
 Limited Brands, Inc....................     147,000       2,243,220
 Lincoln National Corp..................      49,800       1,733,040
 #Linear Technology Corp................      88,000       3,199,680
 Liz Claiborne, Inc.....................      30,100       1,020,089
 Lockheed Martin Corp...................     128,100       5,946,402
 Loews Corp.............................      52,100       2,506,010
 *Louisiana-Pacific Corp................      29,400         283,416
 Lowe's Companies, Inc..................     219,500       9,276,070
 *LSI Logic Corp........................     104,600         669,440
 *Lucent Technologies, Inc..............   1,099,600       2,430,116
 *Manor Care, Inc.......................      25,300         599,357
 Marathon Oil Corp......................      87,800       2,259,094
 Marriott International, Inc. Class A...      65,800       2,572,780
 #Marsh & McLennan Co., Inc.............     151,000       7,569,630
 Marshall & Isley Corp..................      61,400       1,842,000
 #Masco Corp............................     138,300       3,402,180
 Mattel, Inc............................     122,900       2,643,579
 Maxim Integrated Products, Inc.........      90,800       3,560,268
 May Department Stores Co...............      81,100       1,759,059
                                            SHARES        VALUE+
                                            ------        ------
 Maytag Corp............................      21,900  $      535,674
 MBIA, Inc..............................      40,800       2,042,040
 MBNA Corp..............................     359,200       7,201,960
 #McCormick & Co., Inc..................      39,400       1,059,860
 *McDermott International, Inc..........      18,000         109,260
 McDonalds Corp.........................     356,800       6,682,864
 McGraw-Hill Companies, Inc.............      54,500       3,444,945
 McKesson Corp..........................      81,800       2,480,176
 MeadWestavco Corp......................      56,300       1,409,752
 #*Medimmune, Inc.......................      70,700       2,506,315
 #Medtronic, Inc........................     342,900      16,709,517
 Mellon Financial Corp..................     121,100       3,290,287
 Merck & Co., Inc.......................     631,300      35,087,654
 #*Mercury Interactive Corp.............      23,700         931,647
 Meredith Corp..........................      13,900         611,183
 Merrill Lynch & Co., Inc...............     260,600      11,283,980
 MetLife, Inc...........................     196,900       5,507,293
 #MGIC Investment Corp..................      28,300       1,528,766
 #*Micron Technology, Inc...............     170,900       1,934,588
 Microsoft Corp.........................   3,008,600      74,041,646
 #*Millipore Corp.......................      13,500         549,450
 #*Mirant Corp..........................     113,500         392,710
 #Molex, Inc............................      53,900       1,474,704
 Monsanto Co............................      73,500       1,473,675
 *Monster Worldwide, Inc................      31,200         619,632
 Moody's Corp...........................      42,500       2,216,375
 Morgan Stanley Dean Witter & Co........     304,500      13,930,875
 Motorola, Inc..........................     646,800       5,510,736
 #*Nabors Industries, Ltd...............      40,700       1,834,756
 National City Corp.....................     171,800       5,810,276
 #*National Semiconductor Corp..........      51,100       1,275,456
 *Navistar International Corp...........      19,200         591,744
 *NCR Corp..............................      27,400         686,918
 #*Network Appliance Corp...............      95,400       1,624,662
 New York Times Class A.................      42,500       2,035,750
 #Newell Rubbermaid, Inc................      75,100       2,140,350
 #Newmont Mining Corp...................     112,900       3,348,614
 #*Nextel Communications Corp.
   Class A..............................     288,800       4,329,112
 #Nicor, Inc............................      12,400         441,564
 Nike, Inc. Class B.....................      74,400       4,165,656
 NiSource, Inc..........................      69,900       1,370,739
 *Noble Corp............................      37,700       1,344,382
 Nordstrom, Inc.........................      38,100         710,565
 Norfolk Southern Corp..................     109,400       2,398,048
 North Fork Bancorporation, Inc.........      45,400       1,501,378
 Northern Trust Corp....................      62,100       2,369,736
 Northrop Grumman Corp..................      51,300       4,511,835
 *Novell, Inc...........................     103,500         344,655
 #*Novellus Systems, Inc................      42,000       1,455,300
 #Nucor Corp............................      21,900       1,043,316
 *Nvidia Corp...........................      44,300       1,159,331
 Occidental Petroleum Corp..............     106,300       3,586,562
 *Office Depot, Inc.....................      86,800       1,163,120
 Omnicom Group, Inc.....................      52,900       3,692,949
 *Oracle Systems Corp...................   1,481,500      19,274,315
 Paccar, Inc............................      32,500       2,153,775
 *Pactiv Corp...........................      44,600         871,930
 Pall Corp..............................      34,500         749,340
 *Parametric Technology Corp............      73,900         240,175
 Parker-Hannifin Corp...................      33,200       1,342,276
 Paychex, Inc...........................     105,800       3,229,016

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #Penney (J.C.) Co., Inc................      75,400  $    1,305,928
 Peoples Energy Corp....................      10,000         426,400
 *Peoplesoft, Inc.......................      88,000       1,439,680
 Pepsi Bottling Group, Inc..............      78,800       1,606,732
 Pepsico, Inc...........................     485,600      21,463,520
 PerkinElmer, Inc.......................      35,500         454,045
 Pfizer, Inc............................   2,241,400      69,528,228
 *PG&E Corp. (Holding Co.)..............     114,600       1,948,200
 #*Phelps Dodge Corp....................      25,000         911,250
 Pinnacle West Capital Corp.............      25,500         965,430
 Pitney Bowes, Inc......................      66,400       2,550,424
 Plum Creek Timber Co., Inc.............      51,900       1,370,160
 #*PMC Sierra, Inc......................      47,100         511,506
 PNC Financial Services Group, Inc......      79,900       3,935,075
 *Power-One, Inc........................      22,400         154,784
 PPG Industries, Inc....................      47,700       2,319,651
 PPL Corp...............................      46,300       1,872,372
 Praxair, Inc...........................      45,500       2,729,545
 Principal Financial Group, Inc.........      90,100       2,861,576
 Procter & Gamble Co....................     363,500      33,376,570
 #Progress Energy, Inc..................      66,600       3,133,530
 Progressive Corp.......................      61,200       4,406,400
 #*Providian Financial Corp.............      81,300         734,952
 #Prudential Financial, Inc.............     159,100       5,333,032
 Public Service Enterprise Group, Inc...      62,500       2,670,625
 Pulte Homes Inc........................      17,200       1,128,148
 #*Q Logic Corp.........................      26,400       1,322,376
 #Qualcomm, Inc.........................     221,800       7,448,044
 *Quest Diagnostics, Inc................      29,600       1,875,456
 *Quintiles Transnational Corp..........      33,100         468,365
 *Qwest Communications International,
   Inc..................................     476,700       2,140,383
 Radioshack Corp........................      47,400       1,142,340
 Raytheon Co............................     114,100       3,655,764
 *Reebok International, Ltd.............      16,800         532,560
 Regions Financial Corp.................      62,200       2,179,488
 RJ Reynolds Tobacco Holdings, Inc......      23,800         811,342
 #*Robert Half International, Inc.......      48,600         823,770
 #Rockwell Collins, Inc.................      50,400       1,158,192
 Rockwell International Corp............      52,200       1,234,530
 Rohm & Haas Co.........................      62,200       2,017,146
 *Rowan Companies, Inc..................      26,300         629,622
 Ryder System, Inc......................      17,600         467,456
 Sabre Holdings Corp....................      40,000         989,200
 Safeco Corp............................      38,900       1,405,846
 *Safeway, Inc..........................     124,000       2,336,160
 *Saint Jude Medical, Inc...............      49,900       2,799,390
 #Saint Paul Companies, Inc.............      63,700       2,330,146
 *Sanmina Corp..........................     143,300         819,676
 Sara Lee Corp..........................     220,100       4,010,222
 SBC Communications, Inc................     933,400      23,764,364
 #Schering-Plough Corp..................     412,400       7,608,780
 #Schlumberger, Ltd.....................     163,700       7,959,094
 #Schwab (Charles) Corp.................     377,700       3,663,690
 Scientific-Atlanta, Inc................      43,000         846,670
 #*Sealed Air Corp......................      23,600       1,035,804
 Sears, Roebuck & Co....................      88,900       2,665,222
 #Sempra Energy.........................      57,900       1,578,933
 Sherwin-Williams Co....................      42,100       1,152,698
 #*Siebel Systems, Inc..................     136,300       1,279,857
 Sigma-Aldrich Corp.....................      20,200       1,056,662
                                            SHARES        VALUE+
                                            ------        ------
 Simon Property Group, Inc..............      51,900  $    1,952,478
 #SLM Corp..............................      43,100       5,172,000
 Snap-On, Inc...........................      16,400         498,724
 #*Solectron Corp.......................     232,300         929,200
 Southern Co............................     200,600       6,314,888
 SouthTrust Corp........................      97,200       2,792,556
 Southwest Airlines Co..................     217,700       3,498,439
 #Sprint Corp...........................     251,500       3,410,340
 #*Sprint Corp. (PCS Group).............     280,900       1,252,814
 Stanley Works..........................      24,800         693,408
 *Staples, Inc..........................     133,100       2,580,809
 #*Starbucks Corp.......................     109,000       2,685,869
 Starwood Hotels and Resorts Worldwide,
   Inc..................................      56,200       1,628,676
 State Street Corp......................      93,400       3,578,154
 #Stryker Corp..........................      55,700       3,750,838
 *Sun Microsystems, Inc.................     898,200       3,889,206
 *Sungard Data Systems, Inc.............      79,600       1,830,800
 Sunoco, Inc............................      21,500         792,060
 Suntrust Banks, Inc....................      79,400       4,708,420
 Supervalu, Inc.........................      37,700         748,345
 #*Symantec Corp........................      41,500       1,876,630
 Symbol Technologies, Inc...............      64,800         868,320
 #Synovus Financial Corp................      85,600       1,953,392
 #Sysco Corp............................     183,700       5,683,678
 T. Rowe Price Group, Inc...............      34,300       1,259,496
 Target Corp............................     255,500       9,358,965
 #Teco Energy, Inc......................      49,400         638,742
 *Tektronix, Inc........................      24,400         514,352
 *Tellabs, Inc..........................     115,800         919,452
 #Temple-Inland, Inc....................      15,000         699,600
 *Tenet Healthcare Corp.................     133,200       2,223,108
 #*Teradyne, Inc........................      51,500         883,225
 Texas Instruments, Inc.................     486,700       9,977,350
 Textron, Inc...........................      38,200       1,331,270
 #The Goldman Sachs Group, Inc..........     132,700      10,815,050
 *Thermo-Electron Corp..................      46,000         970,600
 *Thomas & Betts Corp...................      16,400         252,232
 Tiffany & Co...........................      40,800       1,336,608
 TJX Companies, Inc.....................     147,700       2,688,140
 Torchmark Corp.........................      33,300       1,286,046
 #*Toys R Us, Inc.......................      59,700         694,908
 *Transocean, Inc.......................      89,800       2,098,626
 Travelers Property Casualty Corp.
   Series B.............................     282,900       4,574,493
 Tribune Co.............................      85,600       4,269,728
 Tupperware Corp........................      16,400         260,432
 #TXU Corp..............................      90,500       1,831,720
 #Tyco International, Ltd...............     561,200       9,933,240
 U.S. Bancorp...........................     538,600      12,764,820
 Union Pacific Corp.....................      71,300       4,348,587
 Union Planters Corp....................      55,700       1,790,198
 #*Unisys Corp..........................      91,800       1,036,422
 #United Parcel Service, Inc............     315,900      19,721,637
 United States Steel Corp...............      28,800         453,600
 #United Technologies Corp..............     132,300       9,029,475
 Unitedhealth Group, Inc................      85,500       8,202,870
 #*Univision Communications, Inc.
   Class A..............................      64,400       1,922,340
 Unocal Corp............................      72,600       2,184,534

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #UnumProvident Corp....................      80,700  $    1,041,030
 UST, Inc...............................      47,200       1,666,632
 #*Veritas Software Co..................     115,700       3,210,675
 #Verizon Communications, Inc...........     769,200      29,114,220
 #VF Corp...............................      30,600       1,164,942
 #*Viacom, Inc. Class B.................     495,100      22,536,952
 Visteon Corp...........................      36,200         222,630
 #Vulcan Materials Co...................      28,600       1,047,904
 Wachovia Corp..........................     382,500      15,368,850
 Walgreen Co............................     288,100       8,870,599
 Wal-Mart Stores, Inc...................   1,240,900      65,283,749
 Washington Mutual, Inc.................     266,200      10,855,636
 Waste Management, Inc..................     167,300       4,261,131
 #*Waters Corp..........................      36,300       1,029,468
 #*Watson Pharmaceuticals, Inc..........      30,100       1,114,302
 *Wellpoint Health Networks, Inc........      41,800       3,567,212
 Wells Fargo & Co.......................     475,700      22,976,310
 Wendy's International, Inc.............      32,500         978,575
 #Weyerhaeuser Co.......................      61,600       3,103,408
 #Whirlpool Corp........................      19,200       1,092,480
 Williams Companies, Inc................     145,200       1,148,532
 #Winn-Dixie Stores, Inc................      39,500         558,530
 Worthington Industries, Inc............      24,100         359,813
 Wrigley (Wm.) Jr. Co...................      63,300       3,576,450
 Wyeth..................................     372,700      16,342,895
 #XCEL Energy, Inc......................     112,000       1,723,680
 #*Xerox Corp...........................     206,600       2,258,138
 #*Xilinx, Inc..........................      94,800       2,831,676
 #XL Capital, Ltd.......................      38,200       3,325,310
 *Yahoo!, Inc...........................     166,200       4,961,070
 *Yum! Brands, Inc......................      83,200       2,326,272
 *Zimmer Holdings, Inc..................      54,900       2,462,814
 #Zions Bancorp.........................      25,500       1,301,010
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $2,266,201,574).................               2,500,608,788
                                                      --------------

                                             FACE
                                            AMOUNT
                                            ------
                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (16.5%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $76,437,000 FNMA
   Discount Notes 1.17%, 06/11/03,
   valued at $76,437,000) to be
   repurchased at $75,314,531
   (Cost $75,307,000)...................  $   75,307      75,307,000
 Repurchase agreements in a Pooled Cash
   Account, UBS Warburg, rates ranging
   from 1.15% to 1.24%, 06/02/03
   (Collateralized by $1,800,000,000
   U.S. Treasury Obligations, rates
   ranging from 1.875% to 12.50%,
   maturities ranging from 09/30/04 to
   05/15/30, valued at $418,199,000) to
   be repurchased at $423,764,918 (.)
   (Cost $418,199,000)..................     418,199     418,199,000
                                                      --------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $493,506,000)...................                 493,506,000
                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,759,707,574)++...............              $2,994,114,788{/\}
                                                      ==============

--------------------

  +  See Note B to Financial Statements
  #  Total or Partial Securities on Loan
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $2,898,947,488
{/\} Includes $409,786,195 of securities on loan. (See Note J)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                             FACE
                                           AMOUNT@       VALUE+
                                           -------       ------
                                            (000)
UNITED STATES -- (99.8%)
COMMERCIAL PAPER -- (35.9%)
Barton Capital Corp.
    1.250%, 06/17/03....................    $3,200    $  3,198,333
CBA (DE) Finance, Inc.
    1.250%, 06/10/03....................     1,500       1,499,583
CDC Commercial Paper Corp.
    1.230%, 06/02/03....................     2,800       2,800,000
Ciesco L.P.
    1.240%, 06/09/03....................     1,300       1,299,684
    1.250%, 06/19/03....................     2,100       2,098,770
Compass Securitization LLC
    1.250%, 06/02/03....................     3,000       3,000,000
DuPont (E.I.) de Nemours & Co., Inc.
    1.200%, 06/18/03....................       900         899,504
Eksportfinans ASA
    1.200%, 06/06/03....................     1,500       1,499,792
    1.250%, 06/10/03....................     1,900       1,899,472
Kittyhawk Funding Corp.
    1.250%, 06/20/03....................     3,300       3,297,938
Koch Industries, Inc.
    1.220%, 06/09/03....................     1,900       1,899,538
Pfizer, Inc.
    1.210%, 06/03/03....................     3,200       3,199,889
Rabobank
    1.320%, 06/02/03....................       500         500,000
Sheffield Receivables Corp.
    1.290%, 06/09/03....................       500         499,878
    1.250%, 06/20/03....................     3,000       2,998,125
Shell Finance UK
    1.310%, 06/02/03....................     3,500       3,500,000
Toyota Motor Credit Corp.
    1.250%, 06/13/03....................       500         499,809
    1.210%, 06/19/03....................     2,700       2,698,419
UBS Finance, Inc.
    1.350%, 06/02/03....................       500         500,000
    1.230%, 06/05/03....................     3,000       2,999,687
Windmill Funding Corp.
    1.240%, 06/02/03....................     2,200       2,200,000
    1.250%, 06/12/03....................     1,000         999,653
                                                      ------------
TOTAL COMMERCIAL PAPER
  (Cost $43,986,640)....................                43,988,074
                                                      ------------
BONDS -- (35.9%)
BP Capital Markets P.L.C.
    4.000%, 04/29/05....................     1,000       1,046,650
Bank Austria Creditanstalt AG
    7.375%, 02/11/05....................     2,700       2,961,360
Bank Nederlandse Gemeenten Medium Term
  Notes
    7.875%, 03/07/05....................     2,000       2,220,800
British Columbia (Province of)
    7.250%, 02/08/05....................     2,800       3,068,800
CDC IXIS
    4.000%, 03/07/05....................     2,500       2,609,500
                                             FACE
                                           AMOUNT@       VALUE+
                                           -------       ------
                                            (000)
Caisse Francaise de Developpement
    5.875%, 05/06/05....................    $2,000    $  2,165,600
Canada Mortgage and Housing Corp.
    7.200%, 02/01/05....................     3,000       3,292,251
Deutsche Postbank
    5.750%, 02/04/05....................     2,000       2,152,000
European Investment Bank
    5.625%, 02/03/05....................     3,000       3,211,200
General Electric Capital Corp.
    4.250%, 01/28/05....................     2,800       2,930,438
International Finance Corp.
    7.125%, 04/06/05....................     2,800       3,083,690
KFW International Finance, Inc.
    4.250%, 04/18/05....................     3,000       3,152,016
Landesbank Baden-Wuerttemberg
    4.250%, 01/24/05....................     3,000       3,137,400
Oesterreich Kontrollbank Corporate Bonds
    3.625%, 10/18/04....................     2,700       2,785,261
Rabobank
    7.375%, 03/23/05....................     3,000       3,313,200
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    3.500%, 10/22/04....................     2,700       2,783,446
                                                      ------------
TOTAL BONDS
  (Cost $43,631,529)....................                43,913,612
                                                      ------------
AGENCY OBLIGATIONS -- (28.0%)
Federal Home Loan Bank
    1.190%, 06/13/03....................     3,267       3,265,781
    3.625%, 10/15/04....................     2,600       2,683,067
    2.125%, 12/15/04....................     8,500       8,602,348
    1.625%, 04/15/05....................     1,500       1,506,095
    4.125%, 05/13/05....................     3,000       3,155,289
Federal Home Loan Mortgage Corporation
    1.190%, 06/12/03....................     1,500       1,499,492
    **1.175%, 06/17/03..................     6,000       5,996,952
    6.875%, 01/15/05....................     1,000       1,088,241
    1.750%, 05/15/05....................     3,600       3,622,867
Student Loan Marketing Association
    2.000%, 03/15/05....................     2,800       2,830,276
                                                      ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $34,114,629)....................                34,250,408
                                                      ------------
TOTAL -- UNITED STATES
  (Cost $121,732,798)...................               122,152,094
                                                      ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $439)..........................                       552
                                                      ------------

THE ENHANCED U.S. LARGE COMPANY SERIES
CONTINUED

                                           FACE
                                          AMOUNT      VALUE+
                                          ------      ------
                                          (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $272,000 FNMA
   Discount Notes 1.17%, 06/30/03,
   valued at $271,660) to be repurchased
   at $267,027
   (Cost $267,000)......................  $ 267    $    267,000
                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $122,000,237)++.................           $122,419,646
                                                   ============

--------------------

  +  See Note B to Financial Statements.
  @  Denominated in local currency or the Euro.
  *  Non-Income Producing Securities.
 ** Face amount of securities pledged as margin requirement for open futures contracts.
 ++  The cost for federal income tax purposes is $122,000,237.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (86.2%)
 *3COM Corp.............................    420,700  $    2,061,430
 A. G. Edwards, Inc.....................     17,500         575,750
 *Advanced Micro Devices, Inc...........    431,200       3,139,136
 #Aetna, Inc............................    539,626      30,985,325
 *Agere Systems, Inc. Class A...........      8,652          21,111
 *Agere Systems, Inc. Class B...........    212,364         496,932
 *Agilent Technologies, Inc.............    124,200       2,251,746
 Albemarle Corp.........................    102,100       2,733,217
 #Albertson's, Inc......................     76,900       1,604,903
 *Allegheny Corp........................     17,583       3,116,587
 Alliant Energy Corp....................    212,900       4,253,742
 #*Allied Waste Industries, Inc.........     83,700         826,956
 Allstate Corp..........................    923,700      33,243,963
 Ambac Financial Group, Inc.............     23,200       1,547,672
 Amerada Hess Corp......................     96,400       4,723,600
 #American Financial Group, Inc.........    177,400       3,922,314
 American National Insurance Co.........     46,700       3,999,388
 *American Tower Corp...................     12,200         109,312
 AmerUs Group Co........................     45,600       1,227,096
 Anadarko Petroleum Corp................    294,500      14,512,960
 *AOL Time Warner, Inc..................  3,553,800      54,088,836
 Apache Corp............................     64,995       4,284,470
 #*Apple Computer, Inc..................    195,700       3,516,729
 *Applied Micro Circuits Corp...........    166,300         834,826
 Archer-Daniels Midland Co..............  2,375,260      28,431,862
 *Arrow Electronics, Inc................    308,200       5,248,646
 Ashland, Inc...........................    297,600       9,660,096
 #Astoria Financial Corp................     25,200         666,540
 AT&T Corp..............................    529,180      10,313,718
 *AT&T Wireless Services, Inc...........  3,347,537      26,010,363
 *AutoNation, Inc.......................  2,057,600      28,641,792
 *Avnet, Inc............................     79,600       1,082,560
 AVX Corp...............................     29,100         350,655
 Bank of Hawaii Corp....................    337,800      11,795,976
 Bausch & Lomb, Inc.....................     11,800         447,810
 Bear Stearns Companies, Inc............    373,770      28,881,208
 Belo Corp. Class A.....................    324,200       7,586,280
 *Big Lots, Inc.........................    253,500       3,450,135
 Blockbuster, Inc. Class A..............     23,300         393,770
 Boise Cascade Corp.....................    213,400       5,243,238
 *Borders Group, Inc....................     22,700         373,415
 Borg-Warner, Inc.......................    100,800       5,858,496
 #Bowater, Inc..........................    168,400       6,599,596
 #*Broadcom Corp........................     85,200       2,085,696
 Brunswick Corp.........................    297,600       6,532,320
 Burlington Northern Santa Fe Corp......  1,283,000      37,861,330
 *CarMax, Inc...........................     18,581         432,008
 #*Cendant Corp.........................    311,800       5,238,240
 Centex Corp............................    229,000      17,777,270
 #*Charter Communications, Inc..........     83,700         251,100
 #*CheckFree Corp.......................     56,200       1,375,776
 Chubb Corp.............................     46,300       2,964,589
 *CIENA Corp............................    164,600         946,450
 #Cincinnati Financial Corp.............    551,580      20,474,650
 Circuit City Stores, Inc...............    199,500       1,434,405
 Clayton Homes, Inc.....................     18,300         228,567
 *Clear Channel Communications, Inc.....    585,500      23,829,850
 *CNA Financial Corp....................    635,600      15,432,368
 Coca-Cola Enterprises, Inc.............  1,785,400      33,476,250
 *Comcast Corp. Class A.................    855,948      25,772,594
 *Comcast Corp. Special Class A Non-
   Voting...............................    927,100      26,719,022
 Commerce Group, Inc....................     93,100       3,481,940
 Commercial Federal Corp................     98,900       2,222,283
                                           SHARES        VALUE+
                                           ------        ------
 Computer Associates International,
   Inc..................................    143,800  $    3,116,146
 *Compuware Corp........................     35,800         217,306
 *Comverse Technology, Inc..............    111,500       1,695,915
 ConocoPhilips..........................    220,400      11,894,988
 #*Corning, Inc.........................    998,300       7,297,573
 Countrywide Financial Corp.............    410,000      30,196,500
 #*Cox Communications, Inc..............    566,100      17,537,778
 *Crown Castle International Corp.......     78,800         656,404
 #CSX Corp..............................    577,800      18,922,950
 #Cummins, Inc..........................    143,100       4,905,468
 Curtiss-Wright Corp-Cl B W/I...........     13,565         784,735
 Dana Corp..............................    510,700       4,550,337
 #Delta Air Lines, Inc..................    402,500       5,377,400
 Diamond Offshore Drilling, Inc.........     88,500       2,012,490
 Dillards, Inc. Class A.................    348,900       4,661,304
 #Disney (Walt) Co......................    906,600      17,814,690
 #*E Trade Group, Inc...................    356,300       2,725,695
 Eastman Chemical Co....................     83,200       2,719,808
 #Electronic Data Systems Corp..........    436,400       8,793,460
 *Extended Stay America, Inc............    346,900       4,266,870
 *Fairchild Semiconductor Corp.
   Class A..............................     41,300         577,374
 *Federated Department Stores, Inc......    618,200      20,091,500
 #First American Financial Corp.........     64,300       1,741,244
 First Citizens Bancshares, Inc.........     10,300       1,042,051
 FleetBoston Financial Corp.............    331,300       9,796,541
 Florida East Coast Industries Inc.
   Class B..............................      7,739         219,323
 Florida East Coast Industries, Inc.....     60,400       1,732,272
 Foot Locker, Inc.......................    175,000       2,353,750
 #Ford Motor Co.........................  2,473,700      25,973,850
 *Gateway, Inc..........................     72,600         242,484
 #GATX Corp.............................    140,300       2,383,697
 #General Motors Corp...................    911,900      32,217,427
 *General Motors Corp. Class H..........    826,438      10,082,544
 Georgia-Pacific Corp...................    364,900       6,312,770
 #Goodyear Tire & Rubber Co.............    493,200       3,215,664
 #Harris Corp...........................    151,400       4,585,906
 Hartford Financial Services Group,
   Inc..................................    219,100      10,218,824
 *Hearst-Argyle Television, Inc.........    238,600       5,929,210
 Helmerich & Payne, Inc.................    146,800       4,533,184
 Hibernia Corp..........................    274,500       5,300,595
 Hollinger International, Inc.
   Class A..............................    268,700       2,974,509
 #Horton (D.R.), Inc....................    598,615      15,737,588
 *Human Genome Sciences, Inc............     23,900         350,135
 #*Humana, Inc..........................    618,900       8,039,511
 Ikon Office Solutions, Inc.............      7,300          64,094
 #IMC Global, Inc.......................    438,300       3,830,742
 Independence Community Bank Corp.......     12,500         353,750
 #*Ingram Micro, Inc....................    269,200       2,966,584
 #International Paper Co................  1,215,775      44,582,469
 #*Invitrogen Corp......................     50,100       1,954,902
 #*JDS Uniphase Corp....................  1,095,700       4,240,359
 John Hancock Financial Services,
   Inc..................................    122,300       3,699,575
 JP Morgan Chase & Co...................  2,244,400      73,750,984
 Kerr-McGee Corp........................     93,500       4,448,730
 KeyCorp................................    941,600      24,858,240
 LaFarge North America, Inc.............    257,500       8,106,100
 *Lear Corp.............................    110,900       4,411,602
 #*Level 3 Communications, Inc..........    195,500       1,390,005
 *Liberty Media Corp....................  3,119,600      36,499,320
 Lincoln National Corp..................    309,400      10,767,120

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Loews Corp.............................    636,800  $   30,630,080
 *LSI Logic Corp........................    404,400       2,588,160
 Lubrizol Corp..........................    182,000       5,805,800
 #*Lucent Technologies, Inc.............  1,193,800       2,638,298
 #Lyondell Chemical Co..................    447,200       6,439,680
 *Mandalay Resort Group.................    295,000       8,894,250
 *Manor Care, Inc.......................     44,600       1,056,574
 Marathon Oil Corp......................    911,450      23,451,609
 *Maxtor Corp...........................      1,400          10,528
 May Department Stores Co...............     63,100       1,368,639
 MBIA, Inc..............................    200,850      10,052,543
 MeadWestavco Corp......................    758,431      18,991,112
 #Merrill Lynch & Co., Inc..............     53,600       2,320,880
 MetLife, Inc...........................    935,500      26,165,935
 *Metro-Goldwyn-Mayer, Inc..............    166,500       2,077,920
 #MGIC Investment Corp..................     46,900       2,533,538
 *MGM Grand, Inc........................    186,500       5,268,625
 #*Micron Technology, Inc...............    466,000       5,275,120
 Mony Group, Inc........................     51,200       1,362,432
 Nationwide Financial Services, Inc.....     59,800       1,929,148
 *NCR Corp..............................     12,300         308,361
 Norfolk Southern Corp..................  1,537,600      33,704,192
 Northrop Grumman Corp..................    292,071      25,687,645
 *Novell, Inc...........................     74,600         248,418
 Nucor Corp.............................     15,000         714,600
 Occidental Petroleum Corp..............    650,800      21,957,992
 Old Republic International Corp........    334,275      11,479,004
 Omnicare, Inc..........................    360,300       9,782,145
 *Owens-Illinois, Inc...................     92,500       1,059,125
 *Pactiv Corp...........................    613,100      11,986,105
 #*PanAmSat Corp........................    159,000       2,990,790
 #*Park Place Entertainment Corp........    802,900       6,118,098
 Peabody Energy Corp....................     14,600         479,610
 #Penney (J.C.) Co., Inc................  1,120,000      19,398,400
 PepsiAmericas, Inc.....................     95,500       1,241,500
 #*Phelps Dodge Corp....................    287,085      10,464,248
 #PMI Group, Inc........................     55,500       1,701,630
 #*Pride International, Inc.............    142,500       2,711,775
 Protective Life Corp...................     73,500       2,027,130
 #*Providian Financial Corp.............    296,600       2,681,264
 Pulitzer, Inc..........................      1,700          85,476
 Pulte Homes Inc........................    124,200       8,146,278
 Questar Corp...........................    271,400       8,760,792
 *Quintiles Transnational Corp..........     21,500         304,225
 *Qwest Communications International,
   Inc..................................  1,858,000       8,342,420
 Radian Group, Inc......................    105,200       4,236,404
 *Radio One, Inc........................      5,000          83,795
 Rayonier, Inc..........................     83,000       4,285,290
 Raytheon Co............................  1,084,000      34,731,360
 Reinsurance Group of America, Inc......      4,200         129,696
 #*Rite Aid Corp........................    969,800       3,568,864
 RJ Reynolds Tobacco Holdings, Inc......    251,326       8,567,703
 Ryder System, Inc......................    275,400       7,314,624
 Safeco Corp............................    486,400      17,578,496
 Saint Paul Companies, Inc..............    695,326      25,435,025
 *Saks, Inc.............................    743,200       6,971,216
 *Sanmina Corp..........................    581,300       3,325,036
 Scientific-Atlanta, Inc................     20,800         409,552
 Sears, Roebuck & Co....................    338,000      10,133,240
 *Smithfield Foods, Inc.................     50,400       1,057,896
 *Smurfit-Stone Container Corp..........    321,326       4,762,051
 #*Solectron Corp.......................    892,600       3,570,400
 Sovereign Bancorp, Inc.................    781,020      12,746,246
 Sprint Corp............................  1,009,800      13,692,888
 StanCorp Financial Group, Inc..........     20,000       1,081,000
 Starwood Hotels and Resorts Worldwide,
   Inc..................................    573,500      16,620,030
 Steelcase, Inc. Class A................     47,400         491,064
 *Sun Microsystems, Inc.................  2,143,700       9,282,221
 Sunoco, Inc............................    298,800      11,007,792
 Supervalu, Inc.........................    565,200      11,219,220
 #*Tech Data Corp.......................     17,200         427,936
                                           SHARES        VALUE+
                                           ------        ------
 Telephone & Data Systems, Inc..........     37,300  $    1,818,375
 *Tellabs, Inc..........................    331,800       2,634,492
 #Temple-Inland, Inc....................    131,300       6,123,832
 Textron, Inc...........................    123,000       4,286,550
 *Thomas & Betts Corp...................     46,900         721,322
 #Tidewater, Inc........................    100,900       3,331,718
 #*Toys R Us, Inc.......................    819,300       9,536,652
 *Triad Hospitals, Inc..................     30,600         791,622
 Tyson Foods, Inc. Class A..............    912,556       8,669,282
 Union Pacific Corp.....................    824,200      50,267,958
 Unionbancal Corp.......................     86,600       3,658,850
 #*Unisys Corp..........................    124,900       1,410,121
 *United States Cellular Corp...........     48,600       1,275,750
 United States Steel Corp...............    326,200       5,137,650
 Unitrin, Inc...........................    223,800       5,859,084
 #UnumProvident Corp....................    838,989      10,822,958
 #*USA Networks, Inc....................    176,200       6,774,890
 Valero Energy Corp.....................    124,300       4,661,250
 Valhi, Inc.............................    158,500       1,496,240
 #*VeriSign, Inc........................    166,300       2,491,174
 *Viacom, Inc. Class B..................  1,457,700      66,354,504
 #*Vishay Intertechnology, Inc..........    227,616       3,286,775
 Visteon Corp...........................     48,000         295,200
 *Vitesse Semiconductor, Inc............      2,800          14,056
 #*Watson Pharmaceuticals, Inc..........     15,200         562,704
 #*WebMD Corp...........................     26,000         258,440
 Weis Markets, Inc......................     20,800         663,520
 Wesco Financial Corp...................     13,540       4,102,620
 #Weyerhaeuser Co.......................    279,800      14,096,324
 Worthington Industries, Inc............    133,200       1,988,676
 #*Xerox Corp...........................     75,000         819,750
 York International Corp................    137,800       3,567,642
                                                     --------------
TOTAL COMMON STOCKS
  (Cost $1,863,384,483).................              1,931,126,331
                                                     --------------
                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (13.8%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $31,189,000 FNMA
   Discount Notes 1.14%, 01/09/04,
   valued at $30,994,069) to be
   repurchased at $30,539,054
   (Cost $30,536,000)...................  $  30,536      30,536,000
 Repurchase agreements in a Pooled Cash
   Account, UBS Warburg, rates ranging
   from 1.15% to 1.24%, 06/02/03
   (Collateralized by $1,800,000,000
   U.S. Treasury Obligations, rates
   ranging from 1.875% to 12.50%,
   maturities ranging from 09/30/04 to
   05/15/30, valued at $278,991,005) to
   be repurchased at $279,545,047 (.)
   (Cost $278,991,005)..................    278,991     278,991,005
                                                     --------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $309,527,005)...................                309,527,005
                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,172,911,488)++...............             $2,240,653,336{/\}
                                                     ==============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $2,172,911,616
{/\} Includes $270,323,701 of securities on loan. (See Note J)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                         THE U.S. SMALL XM VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                           SHARES       VALUE+
                                           ------       ------
COMMON STOCKS -- (91.9%)
 1st Source Corp........................    23,200   $    396,952
 *#24/7 Media, Inc......................     7,300          3,577
 *3COM Corp.............................   434,000      2,126,600
 AAR Corp...............................    34,800        156,600
 *Abgenix, Inc..........................    95,721      1,029,001
 *Acceptance Insurance Companies,
   Inc..................................    15,500            186
 Acuity Brands, Inc.....................    11,500        190,555
 *Adaptec, Inc..........................   116,899        935,192
 *Advanced Digital Information Corp.....    67,600        711,828
 *Advanced Micro Devices, Inc...........   105,100        765,128
 Advanta Corp. Class A..................    10,987        102,289
 Advanta Corp. Class B Non-Voting.......    18,727        184,461
 *Advent Software, Inc..................    35,522        533,896
 *Agile Software Corp...................    53,400        503,028
 Airborne, Inc..........................    52,900      1,086,037
 *AK Steel Holding Corp.................   118,338        350,280
 *Alaska Air Group, Inc.................    31,900        606,419
 Alexander & Baldwin, Inc...............    46,400      1,261,152
 *Alexion Pharmaceuticals, Inc..........     5,500         77,055
 *Allegheny Corp........................     8,093      1,434,484
 Allegheny Technologies, Inc............    88,400        581,672
 *Allen Telecom, Inc....................    33,500        591,275
 *Alliance Semiconductor Corp...........    39,100        166,175
 Alliant Energy Corp....................   101,100      2,019,978
 *Allied Waste Industries, Inc..........   224,420      2,217,270
 *Allmerica Financial Corp..............    58,000      1,015,580
 *Alloy, Inc............................    25,800        179,310
 Alpharma, Inc. Class A.................    44,700        939,594
 *AMC Entertainment, Inc................    36,800        383,088
 *Amerco, Inc...........................    22,400        107,744
 *America West Holdings Corp.
   Class B..............................    35,800        145,706
 American Financial Group, Inc..........    83,100      1,837,341
 *#American Greetings Corp. Class A.....    67,100      1,189,683
 *American Management Systems, Inc......    50,808        694,545
 American National Insurance Co.........    28,900      2,474,996
 *#American Tower Corp..................   223,000      1,998,080
 *Americredit Corp......................   168,700      1,585,780
 #AmerUs Group Co.......................    42,600      1,146,366
 *#Ames Department Stores, Inc..........    20,200             22
 *Amkor Technology, Inc.................    70,000        779,100
 *AMN Healthcare Services, Inc..........    39,300        448,020
 *Amresco, Inc..........................    11,600              0
 *Anadigics, Inc........................     7,700         23,331
 *#Andrew Corp..........................   107,345      1,067,009
 *Ann Taylor Stores Corp................    31,800        813,126
 Applica, Inc...........................    25,700        156,770
 *Applied Graphics Technologies, Inc....     2,640          1,188
 Applied Industrial Technologies, Inc...    21,200        405,980
 *Applied Micro Circuits Corp...........   354,853      1,781,362
 *Arch Capital Group, Ltd...............    30,500      1,128,500
 Arch Chemicals, Inc....................    24,750        503,910
 *Arena Pharmaceuticals, Inc............     4,800         33,648
 Argonaut Group, Inc....................    23,600        292,876
 *Ariba, Inc............................   290,700      1,081,404
                                           SHARES       VALUE+
                                           ------       ------
 *Armor Holdings, Inc...................    32,100   $    436,881
 *#Armstrong Holdings, Inc..............    44,400         39,960
 *Arris Group, Inc......................    82,821        430,669
 *Arrow Electronics, Inc................   109,954      1,872,517
 *Ascential Software Corp...............   272,839      1,088,628
 Ashland, Inc...........................    74,400      2,415,024
 *ATA Holdings Corp.....................    12,900         59,985
 *Atlas Air, Inc........................    41,800         68,134
 *Atmel Corp............................    61,400        186,042
 *Atwood Oceanics, Inc..................    15,100        449,225
 *Audiovox Corp. Class A................    22,500        216,000
 *Aurora Foods, Inc.....................    78,169         42,993
 *Avnet, Inc............................   134,300      1,826,480
 AVX Corp...............................   189,600      2,284,680
 *Axcelis Technologies, Inc.............   108,464        646,445
 *Aztar Corp............................    39,600        605,880
 Baldwin & Lyons, Inc. Class B..........    13,025        302,180
 *#Bally Total Fitness Holding Corp.....    39,400        314,412
 Bandag, Inc. Class A...................    10,100        337,340
 *Bank United Financial Corp. Class A...    30,700        565,494
 Banner Corp............................    12,397        262,692
 *Barnes & Noble, Inc...................    70,800      1,685,040
 Bassett Furniture Industries, Inc......    12,700        172,593
 Bausch & Lomb, Inc.....................    29,200      1,108,140
 *Bay View Capital Corp.................    71,100        412,380
 *Beazer Homes USA, Inc.................    14,100      1,195,680
 Belden, Inc............................    27,600        375,360
 Belo Corp. Class A.....................    95,800      2,241,720
 *#Bethlehem Steel Corp.................   143,000          4,290
 *Beverly Enterprises...................   125,700        456,291
 *Boca Resorts, Inc.....................    42,500        550,800
 Boise Cascade Corp.....................    69,900      1,717,443
 *Bombay Co., Inc.......................    36,100        342,950
 *Borders Group, Inc....................    50,200        825,790
 Bowater, Inc...........................    60,300      2,363,157
 Bowne & Co., Inc.......................    37,130        458,184
 *Brooks Automation, Inc................    39,900        474,810
 Brunswick Corp.........................    98,400      2,159,880
 *Brush Engineered Materials, Inc.......    18,200        146,692
 *Buckeye Technology, Inc...............    40,400        226,240
 Burlington Coat Factory Warehouse
   Corp.................................    48,600        828,630
 Butler Manufacturing Co................     1,600         28,032
 *Cable Design Techologies Corp.........    48,900        369,195
 Cabot Oil & Gas Corp. Class A..........    34,800        942,732
 Calgon Carbon Corp.....................    42,500        244,375
 *Caraustar Industries, Inc.............    30,500        234,850
 Carpenter Technology Corp..............    24,400        375,516
 *Casella Waste Systems, Inc. Class A...    24,900        220,365
 Casey's General Stores, Inc............    54,150        753,226
 Cash America International, Inc........    26,500        318,530
 *Castle (A.M.) & Co....................     9,700         49,470
 *CDI Corp..............................    13,000        343,850
 *Cell Genesys, Inc.....................    13,300        149,785
 Centex Construction Products, Inc......    20,093        784,632
 *Central Garden & Pet Co...............    19,300        481,535
 Central Parking Corp...................    39,900        452,865

THE U.S. SMALL XM VALUE SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Century Aluminum Co....................     9,400   $     65,800
 *Century Business Services, Inc........    86,100        245,385
 *Champion Enterprises, Inc.............    61,500        218,325
 *Charming Shoppes, Inc.................   126,633        597,708
 *Charter Communications, Inc...........    50,200        150,600
 *Checkpoint Systems, Inc...............    35,700        490,875
 Chesapeake Corp........................    16,700        333,332
 #Chesapeake Energy Corp................    16,800        171,528
 *Ciber, Inc............................    73,000        440,920
 *CIENA Corp............................   202,700      1,165,525
 *Cincinnati Bell, Inc..................   238,700      1,217,370
 CIRCOR International, Inc..............    14,250        253,650
 Circuit City Stores, Inc...............   229,500      1,650,105
 *Cirrus Logic, Inc.....................    91,300        322,289
 *CKE Restaurants, Inc..................    62,600        388,120
 Clayton Homes, Inc.....................    49,200        614,508
 *Cleveland Cliffs, Inc.................    11,300        170,630
 CMS Energy Corp........................   157,575      1,247,994
 CNA Surety Corp........................    46,900        459,620
 *CNET Networks, Inc....................   151,972        813,050
 Coachmen Industries, Inc...............    16,900        191,815
 *Coherent, Inc.........................    32,036        776,873
 *Collins & Aikman Corp.................    91,200        284,544
 *Columbus McKinnon Corp................    16,300         33,415
 *Comfort Systems USA, Inc..............    40,200        112,560
 Commerce Group, Inc....................    34,800      1,301,520
 Commercial Federal Corp................    53,800      1,208,886
 Commercial Metals Co...................    30,700        548,916
 Commonwealth Industries, Inc...........     6,600         31,680
 *Commscope, Inc........................    64,600        656,982
 Community Trust Bancorp, Inc...........     6,655        196,456
 *Compucom Systems, Inc.................    53,800        241,562
 *CompuCredit Corp......................    55,200        614,928
 *Compuware Corp........................   325,900      1,978,213
 *Comstock Resources, Inc...............    12,100        165,891
 *Comverse Technology, Inc..............   198,500      3,019,185
 *Conmed Corp...........................    34,700        681,855
 *Consolidated Freightways Corp.........       400              1
 *Consolidated Graphics, Inc............    14,600        290,832
 *Continental Airlines, Inc.............    74,700        823,194
 Cooper Tire & Rubber Co................    80,200      1,274,378
 *Corixa Corp...........................     6,400         52,224
 Corn Products International, Inc.......    39,640      1,226,462
 *Corrections Corporation of America....    30,700        725,748
 Corus Bankshares, Inc..................    15,300        761,175
 *#Covanta Energy Corp..................    90,100          1,216
 *Covenant Transport, Inc. Class A......    13,200        247,368
 *Credence Systems Corp.................    68,885        557,968
 *Credit Acceptance Corp................    49,000        475,790
 Crompton Corp..........................    88,900        635,635
 *Cross Country Healthcare, Inc.........    13,200        167,640
 *Crown Castle International Corp.......   268,400      2,235,772
 *Crown Holdings, Inc...................   179,800      1,192,074
 *Crown Media Holdings, Inc.............    81,117        446,955
 CSS Industries, Inc....................     8,400        322,140
 CTS Corp...............................     9,900         99,099
 #Cummins, Inc..........................    45,300      1,552,884
 *Cumulus Media, Inc. Class A...........    53,600        969,624
 *CuraGen Corp..........................     3,266         17,636
 Curtiss-Wright Corp....................     3,500        207,200
 Curtiss-Wright Corp-Cl B W/I...........     1,584         91,634
 *Cypress Semiconductor Corp............   136,700      1,510,535
                                           SHARES       VALUE+
                                           ------       ------
 Dana Corp..............................   163,450   $  1,456,339
 Delphi Financial Group, Inc. Class A...    18,845        865,362
 #Delta Air Lines, Inc..................   135,800      1,814,288
 Deltic Timber Corp.....................     4,100        102,295
 *Denbury Resources, Inc................     1,600         19,440
 Dillards, Inc. Class A.................    88,114      1,177,203
 Dimon, Inc.............................    48,800        341,600
 *Dollar Thrifty Automotive Group,
   Inc..................................    27,000        521,910
 *DoubleClick, Inc......................   149,000      1,564,500
 Downey Financial Corp..................    11,400        500,460
 *Dress Barn, Inc.......................    31,800        439,158
 *Duane Reade, Inc......................    26,300        377,668
 *DuPont Photomasks, Inc................    19,755        414,262
 *Dura Automotive Systems, Inc..........    18,050        162,811
 *DVI, Inc..............................    16,600        131,970
 *Dycom Industries, Inc.................    52,200        729,234
 *Dynegy, Inc...........................   171,200        852,576
 *E Trade Group, Inc....................   388,100      2,968,965
 *E.piphany, Inc........................    79,500        418,170
 *EarthLink, Inc........................   166,800      1,124,232
 *Edgewater Technology, Inc.............    12,472         56,748
 *eFunds Corp...........................    50,993        529,817
 *Electro Rent Corp.....................    17,800        181,542
 *Electro Scientific Industries, Inc....    30,364        456,675
 *#Electroglas, Inc.....................     8,100         15,795
 *Emmis Communications Corp. Class A....    17,900        379,122
 *Entravision Communications Corp.......    76,900        772,845
 *Esterline Technologies Corp...........    22,800        406,980
 *Ethyl Corp............................    18,260        180,774
 *Exar Corp.............................    43,393        705,136
 *Extended Stay America, Inc............   102,500      1,260,750
 *Extreme Networks, Inc.................    15,400         92,708
 *Fairchild Corp. Class A...............    24,636        126,875
 *Fairchild Semiconductor Corp.
   Class A..............................   129,000      1,803,420
 FBL Financial Group, Inc. Class A......    29,100        593,640
 *#Federal-Mogul Corp...................   100,800         36,288
 First American Financial Corp..........    82,800      2,242,224
 First Citizens Bancshares, Inc.........     9,600        971,232
 *First Republic Bank...................    14,950        395,427
 *FirstFed Financial Corp...............    18,500        627,705
 *#Fleetwood Enterprises, Inc...........    39,200        298,704
 #Fleming Companies, Inc................    59,500          9,222
 Flowers Foods, Inc.....................    32,750        982,500
 *Flowserve Corp........................    60,300      1,094,445
 Foot Locker, Inc.......................   106,200      1,428,390
 *Forest Oil Corp.......................    52,500      1,282,575
 *#Foster Wheeler, Ltd..................    44,500        117,925
 *Franklin Covey Co.....................     6,500          6,500
 Fremont General Corp...................    74,600        860,884
 *Friede Goldman Halter, Inc............     1,000              0
 *FSI International, Inc................     2,100          6,489
 *FuelCell Energy, Inc..................    11,000        102,520
 *Gateway, Inc..........................   354,100      1,182,694
 GATX Corp..............................    53,500        908,965
 *Gaylord Entertainment Co..............    36,850        829,125
 *#GC Companies, Inc....................     6,900          1,104
 Gencorp, Inc...........................    61,000        489,220
 General Cable Corp.....................    18,600         80,352
 *General Communications, Inc.
   Class A..............................    56,600        319,224

THE U.S. SMALL XM VALUE SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Genesis Microchip, Inc................    34,000   $    647,700
 *Genlyte Group, Inc....................     7,900        300,121
 *Gerber Scientific, Inc................    24,200        176,660
 Gibraltar Steel Corp...................    17,500        338,450
 Glatfelter (P.H.) Co...................    47,700        633,456
 *Glenayre Technologies, Inc............    71,500        100,100
 *GlobespanVirata, Inc..................   141,755      1,175,149
 #Goodyear Tire & Rubber Co.............   191,100      1,245,972
 *Goody's Family Clothing, Inc..........    35,500        242,820
 *Graphic Packaging International
   Corp.................................    36,700        209,190
 Great American Financial Resources,
   Inc..................................    46,400        647,744
 *Great Atlantic & Pacific Tea Co.,
   Inc..................................    42,050        309,067
 *Griffon Corp..........................    30,140        463,553
 *Group 1 Automotive, Inc...............    24,400        712,480
 *Guilford Mills, Inc...................     1,111          7,388
 *Ha-Lo Industries, Inc.................    63,900             58
 *Hain Celestial Group, Inc.............    37,200        642,816
 *Handleman Co..........................    28,100        512,544
 *Hanger Orthopedic Group, Inc..........     8,600         96,578
 *Hanover Compressor Co.................    87,900        987,996
 Harleysville Group, Inc................    32,800        802,288
 Harsco Corp............................    28,700      1,015,406
 *Hearst-Argyle Television, Inc.........   100,900      2,507,365
 Helmerich & Payne, Inc.................    54,600      1,686,048
 *Hercules, Inc.........................   114,300      1,137,285
 *Hexcel Corp...........................    42,200        139,260
 Hollinger International, Inc. Class A..    78,900        873,423
 Holly Corp.............................     1,100         32,032
 *HomeStore, Inc........................    25,000         36,000
 Horace Mann Educators Corp.............    46,600        705,990
 *Houston Exploration Co................    33,800      1,056,250
 *Hudson Highland Group, Inc............     4,852         86,123
 Hudson River Bancorp, Inc..............     3,800         95,946
 Hughes Supply, Inc.....................    25,600        917,760
 *Human Genome Sciences, Inc............   140,361      2,056,289
 *Humana, Inc...........................   175,300      2,277,147
 *Hunt (J.B.) Transport Services,
   Inc..................................    42,900      1,589,016
 *Hypercom Corp.........................    40,600        180,670
 ICN Pharmaceuticals, Inc...............    91,500      1,372,500
 *Identix, Inc..........................    93,188        589,880
 *IDT Corp..............................    27,500        441,375
 IHOP Corp..............................    22,200        679,320
 Ikon Office Solutions, Inc.............   159,200      1,397,776
 IMC Global, Inc........................   125,600      1,097,744
 *IMCO Recycling, Inc...................    16,800        122,472
 *Incyte Genomics, Inc..................    78,200        396,396
 IndyMac Bancorp, Inc...................    60,000      1,542,000
 *InFocus Corp..........................    30,700        168,543
 *Infonet Services Corp.................   287,700        417,165
 *Information Holdings, Inc.............    22,900        387,010
 *Information Resources, Inc............    32,500        110,175
 *InfoSpace, Inc........................    33,976        496,050
 Ingles Market, Inc. Class A............    11,200        109,200
 *Ingram Micro, Inc.....................   164,700      1,814,994
 *Input/Output, Inc.....................    55,900        242,606
 *Insight Communications Co., Inc.......    55,400        723,524
 *Insight Enterprises, Inc..............    50,273        439,386
 *Insignia Financial Group, Inc.........    25,500        282,030
 *Instinet Group, Inc...................   188,761        745,606
 *Integrated Device Technology, Inc.....   112,998      1,367,276
 *Integrated Electrical Services,
   Inc..................................    43,100        297,390
                                           SHARES       VALUE+
                                           ------       ------
 *InterCept Group, Inc..................    18,000   $    129,600
 Interface, Inc. Class A................    47,700        171,243
 *Interland, Inc........................     1,800          2,142
 Intermet Corp..........................    28,000        102,200
 *International Multifoods Corp.........    20,400        412,080
 Interpool, Inc.........................    29,850        486,555
 *Interwoven, Inc.......................    29,000         63,800
 *Invitrogen Corp.......................    54,600      2,130,492
 *Iomega Corp...........................    56,000        598,640
 *#Ionics, Inc..........................    19,200        406,080
 *ITXC Corp.............................    37,500         76,875
 *Jakks Pacific, Inc....................    27,199        385,682
 *JDA Software Group, Inc...............    31,152        381,300
 JLG Industries, Inc....................    46,900        348,936
 *Kaiser Aluminum Corp..................    87,500          3,500
 Kaman Corp. Class A....................    23,800        238,000
 *#Kansas City Southern Industries,
   Inc..................................    67,100        800,503
 *Keane, Inc............................    72,500        817,075
 Kellwood Co............................    28,700        881,090
 Kelly Services, Inc....................    35,000        867,650
 *#Kemet Corp...........................    94,000        949,400
 Kennametal, Inc........................    38,400      1,296,768
 *Kforce, Inc...........................    33,739        123,822
 Kimball International, Inc. Class B....    26,539        418,255
 *Kindred Healthcare, Inc...............    19,300        379,438
 *#Kirby Corp...........................    17,400        478,500
 *#Knight Trading Group, Inc............   122,631        767,670
 *Kulicke & Soffa Industries, Inc.......     2,500         15,750
 #Labranche & Co., Inc..................    64,900      1,346,675
 LaFarge North America, Inc.............    75,200      2,367,296
 *Lakes Entertainment, Inc..............     7,250         56,398
 Landamerica Financial Group, Inc.......    20,200        952,430
 Landry's Restaurants, Inc..............    30,100        636,615
 *Lattice Semiconductor Corp............   122,600      1,115,660
 Lawson Products, Inc...................     5,000        125,500
 *Lawson Software, Inc..................    19,700        100,273
 *Legato Systems, Inc...................    84,100        638,319
 *Liberate Technologies, Inc............   113,100        296,322
 Liberty Corp...........................    20,900        909,150
 *Lithia Motors, Inc. Class A...........     5,800         92,510
 LNR Property Corp......................    23,800        912,968
 Lone Star Steakhouse & Saloon, Inc.....    23,200        531,280
 Longs Drug Stores Corp.................    40,700        654,863
 Longview Fibre Co......................    55,700        473,450
 *Louisiana-Pacific Corp................   114,100      1,099,924
 *LSI Logic Corp........................   168,400      1,077,760
 *LTX Corp..............................    34,100        334,521
 *Luby's, Inc...........................    24,500         44,835
 #Lyondell Chemical Co..................   175,820      2,531,808
 *M & F Worldwide Corp..................    17,200        131,580
 *Magna Entertainment Corp..............     7,700         33,495
 *Magnetek, Inc.........................    25,700         57,825
 *Magnum Hunter Resources, Inc..........    73,400        528,480
 *Mail-Well, Inc........................    52,700        154,938
 *Manugistic Group, Inc.................     9,600         46,176
 Marcus Corp............................    21,400        294,892
 Massey Energy Co.......................    82,200      1,152,444
 *Mastec, Inc...........................    14,500         68,295
 *Maxtor Corp...........................   248,900      1,871,728
 *Maxxam, Inc...........................    14,900        190,720
 *Maxygen, Inc..........................     3,900         43,251
 MDC Holdings, Inc......................       917         45,657

THE U.S. SMALL XM VALUE SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Medarex, Inc..........................    84,200   $    548,984
 Media General, Inc. Class A............    24,900      1,465,116
 *MEMC Electronic Materials, Inc........    48,400        556,116
 *Mens Warehouse, Inc...................    43,300        835,257
 #Metris Companies, Inc.................    19,600         99,764
 *Metromedia International Group, Inc...    56,600          3,962
 Midland Co.............................    15,200        342,000
 Milacron, Inc..........................    36,900        171,216
 Millennium Chemicals, Inc..............    69,200        826,940
 Mine Safety Appliances Co..............    11,300        443,751
 *MIPS Technologies, Inc., Class B......     1,959          5,250
 *Mirant Corp...........................   145,000        501,700
 *Mississippi Chemical Corp.............    27,000          3,780
 *MKS Instruments, Inc..................    56,046      1,092,897
 Modine Manufacturing Co................    36,874        813,072
 *Mondavi (Robert) Corp. Class A........    10,500        269,178
 Mony Group, Inc........................    51,300      1,365,093
 *Moog, Inc. Class A....................    14,300        479,050
 *Moog, Inc. Class B....................     1,500         50,625
 Movado Group, Inc......................     5,100        117,198
 *MPS Group, Inc........................   111,900        802,323
 *MRV Communications, Inc...............    51,400        117,706
 *MSC Software Corp.....................     5,000         33,950
 MTS Systems Corp.......................     5,100         74,205
 *Mueller Industries, Inc...............    37,400        979,506
 Myers Industries, Inc..................     4,900         48,510
 Nacco Industries, Inc. Class A.........     7,200        416,520
 National Presto Industries, Inc........     7,500        242,475
 National Service Industries, Inc.......     2,875         28,146
 *National Steel Corp. Class B..........    20,975            461
 *Nautica Enterprises, Inc..............    36,713        387,322
 *NCI Building Systems, Inc.............    20,500        382,735
 *NCS Healthcare, Inc...................    28,295        546,094
 *Neiman Marcus Group, Inc..............    30,400      1,054,880
 *#Neoforma, Inc........................     5,400         55,080
 NetBank, Inc...........................    31,273        414,993
 *NetIQ Corp............................    60,558        898,681
 *NetRatings, Inc.......................    19,800        178,002
 *Netro Corp............................    11,300         33,222
 *Network Equipment Technologies,
   Inc..................................    24,700        220,077
 *Newport Corp..........................    42,188        674,586
 NL Industries, Inc.....................    26,600        450,072
 *#Northwest Airlines Corp..............    74,000        660,820
 *Novell, Inc...........................   405,171      1,349,219
 *NS Group, Inc.........................    22,600        204,304
 *Nuevo Energy Co.......................    18,300        289,140
 OceanFirst Financial Corp..............     1,600         37,618
 *Ocular Sciences, Inc..................     3,000         58,920
 *Ocwen Financial Corp..................    73,500        313,110
 *Odyssey Re Holdings Corp..............       800         16,504
 *Officemax, Inc........................   136,400        751,564
 *Offshore Logistics, Inc...............    24,600        512,172
 *Ohio Casualty Corp....................    66,300        835,380
 *Oil States International, Inc.........     2,500         33,600
 *On Command Corp.......................     6,100          6,710
 *Oplink Communications, Inc............   121,300        174,672
 *Orbital Sciences Corp.................    49,900        284,430
 *Oregon Steel Mills, Inc...............    28,200         81,498
 Overseas Shipholding Group, Inc........    37,600        789,600
 *Owens-Illinois, Inc...................   162,500      1,860,625
 *Pacificare Health Systems, Inc........    40,300      1,557,958
                                           SHARES       VALUE+
                                           ------       ------
 *Palm, Inc.............................    11,900   $    142,324
 Park Electrochemical Corp..............    21,550        390,055
 *Parker Drilling Co....................   101,300        282,627
 *Pathmark Stores, Inc..................    32,800        236,488
 *Paxson Communications Corp............    18,600        122,574
 Peabody Energy Corp....................    60,100      1,974,285
 *Pegasus Communications Corp...........     1,790         44,482
 *Pegasus Solutions, Inc................       700          9,933
 Penn Virginia Corp.....................     4,300        178,450
 Pep Boys - Manny, Moe & Jack...........    58,700        618,111
 PepsiAmericas, Inc.....................   157,800      2,051,400
 *Per-Se Technologies, Inc..............    24,700        237,120
 *Personnel Group of America, Inc.......     1,100            215
 Phillips-Van Heusen Corp...............    33,100        467,041
 *Photronics, Inc.......................    34,974        588,962
 *Pico Holdings, Inc....................     4,200         58,632
 Pilgrims Pride Corp. Class B...........    30,100        260,666
 *Pinnacle Entertainment, Inc...........    18,900        114,345
 Pioneer Standard Electronics, Inc......    34,900        318,986
 *Plexus Corp...........................    46,112        553,344
 PMA Capital Corp. Class A..............     6,100         56,608
 *Polycom, Inc..........................   107,749      1,370,567
 Polyone Corp...........................   100,000        498,000
 Pope & Talbot, Inc.....................     2,400         27,216
 Potlatch Corp..........................    31,300        778,431
 *Power-One, Inc........................    89,829        620,718
 *Powerwave Technologies, Inc...........    72,000        500,400
 Precision Castparts Corp...............    27,400        801,450
 Presidential Life Corp.................    32,000        360,000
 *#PRG-Schultz International, Inc.......    57,114        399,798
 *#Pride International, Inc.............   146,300      2,784,089
 *Prime Hospitality Corp................    48,800        325,008
 *Procurenet, Inc.......................    13,000             13
 *Protection One, Inc...................   107,000        126,260
 Protective Life Corp...................    75,100      2,071,258
 *Protein Design Labs, Inc..............    97,300      1,392,363
 #Provident Financial Group, Inc........    53,220      1,361,368
 *Providian Financial Corp..............   316,100      2,857,544
 *Province Healthcare Co................    48,600        532,170
 *PSS World Medical, Inc................    74,000        423,280
 *PTEK Holdings, Inc....................    58,300        294,415
 Pulitzer, Inc..........................    10,400        522,912
 Quanex Corp............................    17,700        564,630
 *Quanta Services, Inc..................   121,900        732,619
 *Quintiles Transnational Corp..........   129,000      1,825,350
 *Radio One, Inc........................    24,500        410,596
 *Range Resources Corp..................     9,600         57,600
 Rayonier, Inc..........................    28,100      1,450,803
 *RealNetworks , Inc....................    44,100        350,595
 Regal-Beloit Corp......................    27,300        547,365
 Reinsurance Group of America, Inc......    54,200      1,673,696
 Reliance Steel & Aluminum Co...........    34,700        666,587
 *Reliant Resources, Inc................   319,500      2,140,650
 *Remec, Inc............................    62,400        428,064
 *Rent-Way, Inc.........................    10,500         49,455
 Resource America, Inc..................    18,700        169,983
 Riggs National Corp....................    31,200        463,320
 *#Rite Aid Corp........................     2,400          8,832
 *Riverstone Networks, Inc..............    13,200         23,232
 Rock-Tenn Co. Class A..................    37,600        537,680
 Roto-Rooter, Inc.......................     2,500         97,550
 *Rouge Industries, Inc. Class A........     4,500          2,070

THE U.S. SMALL XM VALUE SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Rowan Companies, Inc..................     7,900   $    189,126
 *RSA Security, Inc.....................    62,900        703,851
 *RTI International Metals, Inc.........    22,800        232,104
 Ruddick Corp...........................    27,800        432,290
 Russell Corp...........................    35,200        703,296
 *Ryan's Family Steak Houses, Inc.......    45,200        580,820
 Ryder System, Inc......................    68,000      1,806,080
 Ryerson Tull, Inc......................    27,118        239,994
 *Safeguard Scientifics, Inc............    86,500        259,500
 *Saks, Inc.............................   156,800      1,470,784
 *Sanmina Corp..........................   249,700      1,428,284
 *Sapient Corp..........................    24,500         57,820
 Sauer-Danfoss, Inc.....................    21,900        206,955
 Schulman (A.), Inc.....................    32,155        550,815
 Schweitzer-Maudoit International,
   Inc..................................     4,500        108,225
 SCPIE Holdings, Inc....................    10,200         95,370
 *SCS Transportation, Inc...............    16,050        207,687
 Seaboard Corp..........................     1,440        316,800
 *Seacor Smit, Inc......................    21,750        848,033
 #Selective Insurance Group, Inc........    29,400        770,574
 *Sequa Corp. Class A...................     7,800        283,998
 *Sequa Corp. Class B...................     3,100        138,849
 *Sequenom, Inc.........................    17,900         49,046
 *Service Corp. International...........   328,400      1,366,144
 *#Shaw Group, Inc......................    41,200        502,640
 *Shiloh Industries, Inc................     7,300         24,820
 *Shopko Stores, Inc....................    31,800        371,742
 *Silicon Graphics, Inc.................   220,300        253,345
 *Silicon Storage Technology, Inc.......   102,800        485,216
 *Silicon Valley Bancshares.............    42,400      1,068,904
 *Sinclair Broadcast Group, Inc.
   Class A..............................    47,900        581,985
 *Six Flags, Inc........................   101,000        760,530
 Skyline Corp...........................     9,200        263,488
 *#Skyworks Solutions, Inc..............   214,986      1,599,496
 *Smart & Final Food, Inc...............    32,600        141,810
 Smith (A.O.) Corp......................    21,350        678,503
 Smith (A.O.) Corp. Convertible
   Class A..............................    10,400        330,512
 *Smithfield Foods, Inc.................   119,300      2,504,107
 *Sola International, Inc...............    26,900        406,190
 *Sonic Automotive, Inc.................    31,400        585,924
 *SonicWALL, Inc........................    17,600         91,344
 *Sourcecorp, Inc.......................    18,000        342,540
 South Jersey Industries, Inc...........    13,400        499,418
 *Southwestern Energy Co................    37,400        561,748
 *Spanish Broadcasting System, Inc......    40,500        306,990
 *Spherion Corp.........................    64,600        340,442
 *Spiegel, Inc. Class A Non-Voting......    16,300          1,671
 *Spinnaker Exploration Co..............    36,200        957,852
 *SPS Technologies, Inc.................    13,700        344,281
 StanCorp Financial Group, Inc..........    31,700      1,713,385
 Standard Motor Products, Inc.
   Class A..............................    13,700        173,031
 Standard Pacific Corp..................    35,100      1,206,738
 Standard Register Co...................    25,800        450,726
 Starrett (L.S.) Co. Class A............     2,000         25,560
 State Auto Financial Corp..............    42,700        998,326
 *Steel Dynamics, Inc...................    51,958        695,198
 Steelcase, Inc. Class A................    44,100        456,876
 Stepan Co..............................     9,700        239,202
 Stewart & Stevenson Services, Inc......    31,100        448,462
                                           SHARES       VALUE+
                                           ------       ------
 *Stewart Enterprises, Inc..............   114,400   $    480,480
 *Stewart Information Services Corp.....    18,200        508,690
 *Stillwater Mining Co..................    47,800        204,584
 *Stoneridge, Inc.......................    24,500        288,610
 Stride Rite Corp.......................    43,000        387,000
 *#Sunrise Assisted Living, Inc.........    57,800      1,445,000
 Susquehanna Bancshares, Inc............     7,900        182,095
 *Swift Energy Corp.....................    29,800        353,130
 *Sycamore Networks, Inc................   296,282      1,259,199
 *Sylvan Learning Systems, Inc..........    22,000        458,920
 *Systemax, Inc.........................    37,250        137,825
 *T-HQ, Inc.............................    19,537        277,035
 *Tech Data Corp........................    61,800      1,537,584
 Tecumseh Products Co. Class A..........    14,700        565,215
 Tecumseh Products Co. Class B..........     5,600        206,696
 *Teletech Holdings, Inc................    45,372        205,081
 #Temple-Inland, Inc....................    48,400      2,257,376
 *Tenneco Automotive, Inc...............    43,900        168,576
 *Terex Corp............................    75,100      1,333,025
 *Terra Industries, Inc.................    83,800        123,186
 *Tesoro Petroleum Corp.................    70,500        494,205
 Texas Industries, Inc..................    23,000        508,530
 *Thomas & Betts Corp...................    63,800        981,244
 Thomas Industries, Inc.................     1,200         35,280
 *Thoratec Corp.........................    60,200        826,546
 *TIBCO Software, Inc...................    44,600        216,310
 Tidewater, Inc.........................    61,800      2,040,636
 *Timco Aviation Services, Inc..........       910            300
 *Time Warner Telecom, Inc..............    47,380        274,804
 Timken Co..............................    91,400      1,497,132
 *Titan Corp............................    42,600        370,194
 Titan International, Inc...............    22,600         15,820
 *Titanium Metals Corp..................     3,520         83,248
 *Tower Automotive, Inc.................    61,200        219,708
 *Toys R Us, Inc........................    92,000      1,070,880
 *Trammell Crow Co......................    41,200        417,768
 *Trans World Entertainment Corp........    17,000         67,320
 *Transkaryotic Therapies, Inc..........    38,000        281,960
 *Transmeta Corp........................    15,600         24,336
 *Transmontaigne Oil Co.................     6,500         31,265
 Tredegar Industries, Inc...............    41,700        587,970
 #Trenwick Group, Ltd...................    38,857          6,994
 *Triad Guaranty, Inc...................    15,000        574,350
 *#Triad Hospitals, Inc.................    82,500      2,134,275
 *Trico Marine Services, Inc............    39,600        108,900
 Trinity Industries, Inc................    50,100        866,730
 *Triquint Semiconductor, Inc...........   145,230        673,867
 *Triumph Group.........................    17,300        545,123
 *TriZetto Group, Inc...................    50,400        304,920
 *Tweeter Home Entertainment Group,
   Inc..................................    18,800        143,256
 *Twinlab Corp..........................    31,900          8,613
 *U.S. Industries, Inc..................    81,500        348,005
 *UICI..................................    51,200        733,696
 *Ultratech Stepper, Inc................    11,000        193,930
 UMB Financial Corp.....................    23,953      1,006,026
 *Unifi, Inc............................    58,700        405,617
 Unifirst Corp..........................     1,000         18,000
 *United Auto Group, Inc................    42,400        797,120
 United Community Financial Corp........    37,700        345,332
 *United Rentals, Inc...................    83,600      1,068,408
 United States Steel Corp...............   113,000      1,779,750

THE U.S. SMALL XM VALUE SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *United Stationers, Inc................    27,200   $    829,056
 Unitrin, Inc...........................    73,700      1,929,466
 *Universal American Financial Corp.....    58,100        377,650
 *Universal Compression Holdings, Inc...    33,560        711,472
 Universal Forest Products, Inc.........    19,400        373,838
 *Universal Stainless & Alloy Products,
   Inc..................................     3,000         15,870
 Unizan Financial Corp..................    14,302        251,715
 *Unova, Inc............................    64,000        661,760
 *URS Corp..............................    35,600        595,232
 *US Oncology, Inc......................    98,306        840,516
 Usec, Inc..............................    89,500        560,270
 USF Corp...............................    29,520        883,829
 *Vail Resorts, Inc.....................    30,260        357,068
 Valhi, Inc.............................    86,800        819,392
 *Value City Department Stores, Inc.....    37,000        109,890
 *ValueClick, Inc.......................    14,500         74,095
 *Valuevision Media, Inc. Class A.......    21,300        292,236
 *Veeco Instruments, Inc................    31,900        615,351
 *VeriSign, Inc.........................    45,700        684,586
 *Veritas DGC, Inc......................    36,400        340,340
 *Vicor Corp............................    23,400        204,048
 *Vignette Corp.........................   253,200        607,680
 Vintage Petroleum, Inc.................    69,700        822,460
 *Vishay Intertechnology, Inc...........   157,300      2,271,212
 Visteon Corp...........................   143,000        879,450
 *Vitesse Semiconductor, Inc............   222,900      1,118,958
 *Volt Information Sciences, Inc........    16,600        224,100
 *Wabash National Corp..................    28,100        350,969
 Walter Industries, Inc.................    48,360        570,648
 *#Warnaco Group, Inc...................    22,600             23
 Watsco, Inc. Class A...................    24,350        382,295
 Watts Industries, Inc. Class A.........    20,600        360,500
 Wausau-Mosinee Paper Corp..............    56,200        632,250
 Waypoint Financial Corp................    35,700        667,947
 *#WebMD Corp...........................   230,100      2,287,194
 Weis Markets, Inc......................     3,100         98,890
 Wellman, Inc...........................    34,800        391,500
 Wesco Financial Corp...................     2,775        840,825
 West Pharmaceutical Services, Inc......    11,700        294,138
 Westcorp, Inc..........................    41,640      1,157,592
 *Westell Technologies, Inc.............    30,500        234,850
 *WFS Financial, Inc....................     6,500        186,934
 *Wind River Systems, Inc...............    78,000        290,160
 *Wolverine Tube, Inc...................    13,600         80,240
 Woodward Governor Co...................    12,241        470,777
 *#XM Satellite Radio Holdings, Inc.....   134,658      1,527,022
 *Yellow Corp...........................    32,300        848,844
 York International Corp................    39,750      1,029,128
 *Zale Corp.............................    35,000      1,272,250
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $442,057,910)...................              397,670,825
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................    24,308         88,724
                                           SHARES       VALUE+
                                           ------       ------
 *Imperial Credit Industries, Inc.
   Warrants 01/31/08....................       511   $          0
 *Orbital Science Corp. Warrants
   08/31/04.............................       203            422
 *Timco Aviation Services Warrants
   02/27/07.............................     2,178             22
                                                     ------------
TOTAL RIGHTS/WARRANTS
  (Cost $1,119,289).....................                   89,168
                                                     ------------
                                            FACE
                                           AMOUNT
                                           ------
                                           (000)
BONDS -- (0.0%)
Timco Aviation Services, Inc. Jr
  Subordinated Note
    *8.000%, 01/02/07
      (Cost $0).........................  $      1              0
                                                     ------------
TEMPORARY CASH
  INVESTMENTS -- (8.1%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $9,762,000 FNMA
   Discount Notes 1.17%, 06/30/03,
   valued at $9,749,798) to be
   repurchased at $9,605,961
   (Cost $9,605,000)....................     9,605      9,605,000
 Repurchase agreements in a Pooled Cash
   Account, UBS Warburg, rates ranging
   from 1.15% to 1.24%, 06/02/03
   (Collateralized by $1,800,000,000
   U.S. Treasury Obligations, rates
   ranging from 1.875% to 12.50%,
   maturities ranging from 09/30/04 to
   05/15/30, valued at $25,303,442) to
   be repurchased at $24,472,801 (.)
   (Cost $25,303,442)...................    25,303     25,303,442
                                                     ------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $34,908,442)....................               34,908,442
                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $478,085,641)++.................             $432,668,435{/\}
                                                     ============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $478,290,019
{/\} Includes $23,665,517 of securities on loan. (See Note J)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                        THE U.S. SMALL CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (93.3%)
 1st Source Corp........................    165,817  $    2,837,129
 #*24/7 Media, Inc......................    139,700          68,453
 *3-D Systems Corp......................    106,200         663,750
 *3TEC Energy Corp......................    157,100       2,694,265
 AAR Corp...............................    610,950       2,749,275
 ABC Bancorp............................     18,280         262,684
 *Abgenix, Inc..........................    495,400       5,325,550
 Abington Bancorp, Inc..................     40,600         913,500
 #*Abiomed, Inc.........................     32,509         162,220
 *Ablest, Inc...........................     16,800          78,960
 Abrams Industries, Inc.................     10,000          40,490
 *Acceptance Insurance Companies,
   Inc..................................    271,200           3,254
 #*Accrue Software, Inc.................     89,500           3,401
 *Aclara Biosciences, Inc...............    161,700         541,695
 *Acme Communications, Inc..............    221,800       1,832,733
 *Acme United Corp......................      8,700          32,103
 #*ACT Teleconferencing, Inc............    118,100         205,494
 *Active Power, Inc.....................    677,900       1,294,789
 Acuity Brands, Inc.....................     95,900       1,589,063
 Adams Resources & Energy, Inc..........      6,700          55,141
 *Adaptec, Inc..........................    164,500       1,316,000
 *ADE Corp..............................    154,300       1,152,621
 *Adept Technology, Inc.................     96,800          33,880
 #*Administaff, Inc.....................    454,100       4,064,195
 *Advanced Digital Information Corp.....    141,800       1,493,154
 *Advanced Magnetics, Inc...............     90,400         424,880
 *Advanced Power Technology, Inc........    108,370         541,850
 Advanta Corp. Class A..................    207,479       1,931,629
 Advanta Corp. Class B Non-Voting.......    344,397       3,392,310
 *Advent Software, Inc..................     24,300         365,229
 *Aehr Test Systems.....................     89,200         256,004
 *AEP Industries, Inc...................    130,450         906,627
 *Aether Systems, Inc...................    825,268       3,969,539
 *Aetrium, Inc..........................    139,100         243,425
 *AG Services America, Inc..............      9,600          56,160
 *Agile Software Corp...................    133,300       1,255,686
 *AHL Services, Inc.....................    237,100         316,528
 *Air Methods Corp......................    100,900         792,065
 #Airborne, Inc.........................    871,600      17,893,948
 *Airnet Systems, Inc...................    200,900         638,862
 *AK Steel Holding Corp.................  1,620,416       4,796,431
 *Akamai Technologies, Inc..............    823,500       3,014,010
 Alamo Group, Inc.......................    128,700       1,553,409
 *Alaska Air Group, Inc.................    539,900      10,263,499
 *Alaska Communications Systems Group,
   Inc..................................    259,300         803,830
 *Alderwoods Group, Inc.................     75,400         441,844
 *Aldila, Inc...........................     78,966         135,979
 Alexander & Baldwin, Inc...............    718,663      19,533,260
 *Alexion Pharmaceuticals, Inc..........    311,700       4,366,917
 Alico, Inc.............................     46,500       1,094,610
 *All American Semiconductor, Inc.......     29,260          65,542
 Allegheny Technologies, Inc............    398,500       2,622,130
 Allen Organ Co. Class B................      5,000         183,725
 *Allen Telecom, Inc....................    480,900       8,487,885
                                           SHARES        VALUE+
                                           ------        ------
 *Alliance Semiconductor Corp...........    716,500  $    3,045,125
 *Allied Defense Group, Inc.............     63,700       1,079,715
 *Allied Healthcare International,
   Inc..................................    228,600         912,114
 *Allied Healthcare Products, Inc.......    124,200         423,522
 *Allied Holdings, Inc..................    111,535         334,605
 *Allied Motion Technologies, Inc.......     45,300          81,087
 *Allmerica Financial Corp..............    544,500       9,534,195
 *Allou Health Care, Inc. Class A.......     97,500         104,325
 *Alloy, Inc............................    281,766       1,958,274
 *Allscripts Healthcare Solutions,
   Inc..................................    510,600       1,991,340
 *Almost Family, Inc....................     13,700          84,118
 *Alpha Technologies Group, Inc.........     82,112         114,957
 *Alphanet Solutions, Inc...............     92,400         372,372
 Alpharma, Inc. Class A.................    794,500      16,700,390
 #*Alterra Healthcare Corp..............    372,400              37
 *Ambassadors Group, Inc................     20,200         288,254
 *Ambassadors, Inc......................    159,300       1,889,298
 *AMC Entertainment, Inc................    341,600       3,556,056
 *Amcast Industrial Corp................    149,800         149,800
 Amcol International Corp...............     47,800         329,820
 #*Amerco, Inc..........................    345,000       1,659,450
 *America West Holdings Corp.
   Class B..............................    736,100       2,995,927
 *American Banknote Corp................        745             209
 American Biltrite, Inc.................     45,600         342,000
 *American Building Control, Inc........    187,600         168,840
 #American Business Financial Services,
   Inc..................................     39,259         407,508
 *American Ecology Corp.................     48,100         132,275
 *American Greetings Corp. Class A......  1,205,700      21,377,061
 American Home Mortgage Holdings,
   Inc..................................      4,100          67,199
 *American Indemnity Financial Escrow...     14,200          14,200
 *American Independence Corp............     14,600         132,130
 *American Management Systems, Inc......     11,100         151,737
 *American Medical Electronics, Inc.
   (Escrow-Bonus).......................     20,800               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)....................     20,800               0
 *American Medical Security Group,
   Inc..................................    304,000       5,800,320
 *American Pacific Corp.................    104,300         814,583
 *American Physicians Capital, Inc......    178,200       4,175,048
 *American Physicians Services Group,
   Inc..................................     36,300         170,610
 #*American Retirement Corp.............    279,800         498,044
 American Shared Hospital Services......      2,100           9,744
 *American Software, Inc. Class A.......    280,250       1,404,333
 *American Superconductor Corp..........    418,400       1,744,728
 *American Technical Ceramics Corp......     83,100         402,204
 #*American Tower Corp..................    681,600       6,107,136
 Americana Bancorp, Inc.................     26,030         377,956
 *Americredit Corp......................    293,700       2,760,780
 AmeriServe Financial, Inc..............    262,949         857,214
 Ameron International Corp..............    117,400       4,096,086
 #AmerUs Group Co.......................    481,185      12,948,688
 #*Ames Department Stores, Inc..........      9,919              11

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Amistar Corp..........................     42,300  $       40,608
 *Amkor Technology, Inc.................     65,900         733,467
 Ampco-Pittsburgh Corp..................    200,000       2,860,000
 *Amrep Corp............................     96,692       1,135,164
 *Amresco, Inc..........................    136,700               0
 *Amtech Systems, Inc...................      6,000          22,500
 *Amwest Insurance Group, Inc...........     67,290             404
 *Anadigics, Inc........................    219,127         663,955
 *Analysts International Corp...........    189,710         407,876
 *Analytical Surveys, Inc...............        830             938
 *Anaren Microwave, Inc.................    265,519       2,702,983
 Andersons, Inc.........................     96,700       1,270,541
 #*Andrew Corp..........................    487,025       4,841,028
 *Angeion Corp..........................        315             214
 Angelica Corp..........................     72,700       1,299,876
 *Angelo & Maxie's, Inc.................     25,350          60,840
 *AnswerThink Consulting Group, Inc.....    135,700         290,398
 #*Antigenics, Inc......................      1,900          23,313
 *APA Optics, Inc.......................    157,400         346,280
 Apogee Enterprises, Inc................    360,600       3,786,300
 Applica, Inc...........................    469,600       2,864,560
 *Applied Extrusion Technologies, Inc...    229,200         476,736
 *Applied Films Corp....................     69,670       1,550,157
 *Applied Graphics Technologies, Inc....     97,800          44,010
 Applied Industrial Technologies, Inc...    473,600       9,069,440
 *Applied Innovation, Inc...............     51,000         172,890
 *Applied Micro Circuits Corp...........     48,100         241,462
 *Applied Molecular Evolution, Inc......    120,739         571,095
 *Apropos Technology, Inc...............     10,200          25,602
 *aQuantive, Inc........................      2,600          20,592
 *Aradigm Corp..........................      4,100           6,970
 *Arch Capital Group, Ltd...............     67,300       2,490,100
 Arch Chemicals, Inc....................    404,100       8,227,476
 *Arena Pharmaceuticals, Inc............    568,587       3,985,795
 Argonaut Group, Inc....................    367,729       4,563,517
 *Argonaut Technologies, Inc............      8,200           8,036
 *Ariba, Inc............................    865,100       3,218,172
 *Ark Restaurants Corp..................     21,300         156,555
 *Arlington Hospitality, Inc............     70,000         207,200
 *Armor Holdings, Inc...................     10,500         142,905
 #*Armstrong Holdings, Inc..............    421,700         379,530
 *Arqule, Inc...........................    332,926       1,431,582
 *Array BioPharma, Inc..................      2,900          10,614
 *Arris Group, Inc......................  1,415,404       7,360,101
 *Art Technology Group, Inc.............     52,300          74,266
 *Artesyn Technologies, Inc.............    433,000       1,991,800
 ASB Financial Corp.....................     14,600         248,200
 *Ascential Software Corp...............  1,673,553       6,677,476
 *Ashworth, Inc.........................    261,300       1,617,447
 *Aspect Communications Corp............    582,100       1,856,899
 *Aspect Medical Systems, Inc...........        400           3,020
 *Aspen Technology, Inc.................    266,300       1,083,841
 *Astea International, Inc..............     66,000          38,280
 *Astec Industries, Inc.................    238,347       1,921,077
 Astro-Med, Inc.........................     56,575         300,979
 *Astronics Corp........................     19,687          64,967
 *Astronics Corp. Class B...............      7,756          25,207
 #*AstroPower, Inc......................     73,800         178,596
 *Asyst Technologies, Inc...............     19,700         131,202
 *ATA Holdings Corp.....................    191,300         889,545
 #*Atari, Inc...........................     11,280          52,001
                                           SHARES        VALUE+
                                           ------        ------
 *Atchison Casting Corp.................     90,900  $       25,452
 *Atlanta Sosnoff Capital Corp..........     84,600       1,152,252
 *Atlantic American Corp................     42,900          93,307
 *Atlantis Plastics, Inc................     60,800         416,480
 #*Atlas Air, Inc.......................    527,800         860,314
 *ATP Oil & Gas Corp....................    102,300         461,373
 *Atrion Corp...........................     36,150         973,881
 *ATS Medical, Inc......................     13,800          37,950
 *Audiovox Corp. Class A................    364,400       3,498,240
 *August Technology Corp................     31,800         138,330
 *Ault, Inc.............................     93,300         181,935
 *Aurora Foods, Inc.....................    534,673         294,070
 *autobytel.com, Inc....................     27,000         153,900
 *Avalon Holding Corp. Class A..........     25,112          51,228
 *Avanex Corp...........................    405,100       1,681,165
 *Avatar Holdings, Inc..................     75,500       2,183,460
 *Aviall, Inc...........................    393,000       3,761,010
 *Avici Systems Inc.....................     24,800         130,448
 #*Avigen, Inc..........................    401,420       1,553,495
 *Avteam, Inc. Class A..................     80,300             181
 *Aware, Inc............................    417,200         917,840
 *Axcelis Technologies, Inc.............     87,520         521,619
 *Axsys Technologies, Inc...............     62,200         559,489
 *AXT, Inc..............................    243,400         353,173
 *Aztar Corp............................    477,600       7,307,280
 *AZZ, Inc..............................     53,400         603,420
 Badger Meter, Inc......................     18,200         527,800
 *Badger Paper Mills, Inc...............     10,400          68,952
 Bairnco Corp...........................    114,700         638,879
 *Baker (Michael) Corp..................     80,800         723,160
 Baldwin & Lyons, Inc. Class B..........     82,425       1,912,260
 *Baldwin Technology, Inc. Class A......    219,700          90,077
 *Ballantyne Omaha, Inc.................     32,200          38,962
 #*Bally Total Fitness Holding Corp.....    605,900       4,835,082
 *Baltek Corp...........................      8,100         121,621
 *Bancinsurance Corp....................     76,470         398,409
 Bandag, Inc. Class A...................    112,600       3,760,840
 *Bank United Financial Corp. Class A...    255,200       4,700,784
 Banner Corp............................    269,401       5,708,607
 *Barrett Business Services, Inc........     84,800         254,400
 *Barry (R.G.) Corp.....................    154,464         617,856
 Bassett Furniture Industries, Inc......    236,838       3,218,628
 *Bay View Capital Corp.................  1,220,092       7,076,534
 *Bayou Steel Corp. Class A.............    169,900          25,485
 *BCT International, Inc................     11,100          21,312
 *BE Aerospace, Inc.....................     28,925          69,998
 #*Beazer Homes USA, Inc................     66,700       5,656,160
 *Bel Fuse, Inc. Class A................     13,000         234,000
 Bel Fuse, Inc. Class B.................     27,500         558,250
 Belden, Inc............................    448,300       6,096,880
 *Bell Industries, Inc..................    161,863         282,451
 *Bell Microproducts, Inc...............    382,475       1,568,147
 #*Bethlehem Steel Corp.................  1,441,700          43,251
 *Beverly Enterprises...................  2,026,100       7,354,743
 *BF Enterprises, Inc...................      2,300          19,377
 *Big 4 Ranch, Inc......................     73,300               0
 *Bioanalytical Systems, Inc............     17,100          50,616
 *Biocryst Pharmaceuticals, Inc.........     36,000         118,440
 *Biosource International, Inc..........    128,400         749,856
 Black Hills Corp.......................        827          24,851
 Blair Corp.............................    131,300       2,783,560

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Blonder Tongue Laboratories, Inc......     22,600  $       45,200
 *Bluegreen Corp........................    379,098       1,535,347
 BMC Industries, Inc....................    434,900         395,759
 *BNS Co. Class A.......................     46,855         227,950
 *Boca Resorts, Inc.....................    734,640       9,520,934
 *Bogen Communications International,
   Inc..................................     44,700         160,920
 *Bolt Technology Corp..................     13,700          46,717
 *Bombay Co., Inc.......................    521,440       4,953,680
 *Bon-Ton Stores, Inc...................    211,300       1,003,675
 *Books-a-Million, Inc..................    313,700         740,332
 *Boston Biomedical, Inc................     56,300         170,026
 Bostonfed Bancorp, Inc.................     52,160       1,262,794
 *Bottomline Technologies, Inc..........     99,800         707,582
 Bowl America, Inc. Class A.............     54,022         611,799
 Bowne & Co., Inc.......................    674,232       8,320,023
 *Brass Eagle, Inc......................    131,400       1,011,780
 *Braun Consulting, Inc.................    198,200         273,516
 *Brigham Exploration Co................     45,700         243,124
 *Brightpoint, Inc......................     80,298       1,018,179
 *BrightStar Information Technology
   Group, Inc...........................    106,200           5,841
 *Brooks Automation, Inc................    311,176       3,702,994
 *Brookstone, Inc.......................     28,000         498,400
 *Brooktrout, Inc.......................    226,901       1,268,377
 *Bruker Daltonics, Inc.................        700           2,975
 *Brush Engineered Materials, Inc.......    320,609       2,584,109
 *BSQUARE Corp..........................    144,300         152,958
 *BTU International, Inc................     91,000         192,010
 *Buca, Inc.............................    332,440       2,110,994
 *Buckeye Technology, Inc...............    479,500       2,685,200
 *Buckhead America Corp.................     15,700               2
 Building Materials Holding Corp........    275,700       3,857,043
 *Bull Run Corp.........................      8,560          29,104
 Burlington Coat Factory Warehouse
   Corp.................................    762,040      12,992,782
 Bush Industries, Inc. Class A..........    179,300         432,113
 *Butler International, Inc.............     81,200          29,232
 Butler Manufacturing Co................     95,600       1,674,912
 *C-COR.Net Corp........................    244,380       1,175,468
 *Cable Design Techologies Corp.........    385,400       2,909,770
 Cadmus Communications Corp.............    120,300       1,115,181
 Calgon Carbon Corp.....................    651,700       3,747,275
 *California Coastal Communities, Inc...     71,400         433,755
 California First National Bancorp......     80,600         696,384
 *Caliper Technologies Corp.............    486,800       2,263,620
 *Callon Petroleum Corp.................    251,400       2,011,200
 Cal-Maine Foods, Inc...................    134,400         704,256
 Camco Financial Corp...................     19,083         324,411
 *Cannon Express, Inc. Class A..........        900           1,557
 *Cannondale Corp.......................    128,800          25,760
 *Canterbury Consulting Group, Inc......        842             745
 *Capital Corp. of the West.............      2,702          66,199
 *Capital Pacific Holdings, Inc.........    201,300         664,290
 *Capital Senior Living Corp............    357,200       1,053,740
 Capital Trust..........................     43,166         766,628
 *Caprius, Inc..........................      1,439             180
 *Captaris, Inc.........................    405,265       1,446,796
 *Captiva Software Corp.................     83,200         370,240
 *Caraustar Industries, Inc.............    541,424       4,168,965
 *Cardiotech International, Inc.........     64,291         112,509
                                           SHARES        VALUE+
                                           ------        ------
 *Carecentric, Inc......................     29,400  $       15,876
 *Career Blazers, Inc. Trust Units......      9,540               0
 Carpenter Technology Corp..............    479,900       7,385,661
 *Carreker Corp.........................     35,100         163,215
 *Carriage Services, Inc. Class A.......    299,600       1,069,572
 *Carrier Access Corp...................     36,500          72,635
 *Carrington Laboratories, Inc..........    121,900         203,573
 *Carrizo Oil & Gas, Inc................     25,600         165,120
 Cascade Corp...........................     86,850       1,411,312
 *Casella Waste Systems, Inc. Class A...    355,100       3,142,635
 Casey's General Stores, Inc............     94,700       1,317,277
 Cash America International, Inc........    370,100       4,448,602
 *Castle (A.M.) & Co....................    217,730       1,110,423
 Castle Energy Corp.....................    142,700         677,825
 *Casual Male Retail Group, Inc.........    397,765       1,853,187
 *Catalina Lighting, Inc................     22,040         225,910
 *Catalytica Energy Systems, Inc........    145,300         379,233
 *Cavalier Homes, Inc...................    352,281         679,902
 CCA Industries, Inc....................     40,800         216,240
 *CDI Corp..............................     70,700       1,870,015
 *Celadon Group, Inc....................    159,050       1,280,352
 *Celebrity, Inc........................     26,325          65,812
 *Celeritek, Inc........................    251,774       1,976,426
 *Cell Genesys, Inc.....................    137,600       1,549,651
 *CellStar Corp.........................    133,876         694,816
 Centex Construction Products, Inc......     13,900         542,795
 *Centillium Communications, Inc........      3,000          32,790
 *Central Garden & Pet Co...............    368,300       9,189,085
 Central Pacific Financial Corp.........     49,800       1,366,014
 Central Parking Corp...................    297,150       3,372,652
 Century Aluminum Co....................    416,783       2,917,481
 *Century Business Services, Inc........    965,803       2,752,539
 *Ceres Group, Inc......................    109,800         312,930
 CFS Bancorp, Inc.......................    184,254       2,597,981
 *Champion Enterprises, Inc.............    877,400       3,114,770
 Champion Industries, Inc...............    104,200         302,284
 *Championship Auto Racing Teams,
   Inc..................................    117,500         331,350
 *Champps Entertainment, Inc............     97,200         493,776
 *Channell Commercial Corp..............     17,600          88,000
 *Charming Shoppes, Inc.................  2,195,768      10,364,025
 *Chart Industries, Inc.................      2,500             306
 *Charter Communications, Inc...........    116,600         349,800
 *Checkers Drive-In Restaurant, Inc.....    140,021       1,124,369
 *Checkpoint Systems, Inc...............    527,700       7,255,875
 Chesapeake Corp........................    303,700       6,061,852
 #Chesapeake Energy Corp................    256,400       2,617,844
 Chicago Rivet & Machine Co.............     10,800         271,350
 #*Childtime Learning Centers, Inc......     43,500          45,892
 *Chromcraft Revington, Inc.............     13,100         146,065
 *Chronimed, Inc........................    185,500       1,823,465
 #*Chyron Corp..........................     12,800           4,096
 *Ciber, Inc............................    335,500       2,026,420
 *Cincinnati Bell, Inc..................    123,800         631,380
 *Ciphergen Biosystems, Inc.............     35,100         302,562
 *Ciprico, Inc..........................     70,900         393,495
 CIRCOR International, Inc..............    199,800       3,556,440
 Circuit City Stores, Inc...............     23,000         165,370
 *Cirrus Logic, Inc.....................    383,400       1,353,402
 *Citizens, Inc. Class A................     94,402         775,984
 *CKE Restaurants, Inc..................    943,600       5,850,320

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Clark/Bardes Holdings, Inc............    122,060  $    1,434,205
 *Clarus Corp...........................    301,500       1,866,285
 *Clayton Williams Energy, Inc..........    112,700       1,927,170
 *Cleveland Cliffs, Inc.................    206,600       3,119,660
 CMS Energy Corp........................    575,175       4,555,386
 CNA Surety Corp........................    205,400       2,012,920
 *CNET Networks, Inc....................    341,743       1,828,325
 *CNS, Inc..............................     79,500         652,695
 Coachmen Industries, Inc...............    286,000       3,246,100
 *Coast Dental Services, Inc............     48,533         366,473
 Coast Distribution System..............     90,200         295,856
 Coastal Bancorp, Inc...................    116,800       3,381,360
 *Coastcast Corp........................    101,900         211,442
 *Cobalt Corp...........................     65,100       1,183,518
 *Cobra Electronic Corp.................     84,100         525,625
 #*Coeur d'Alene Mines Corp.............    384,800         507,936
 *Cogent Communications Group, Inc......     11,754           8,228
 *Cognitronics Corp.....................      7,700          16,555
 *Coherent, Inc.........................    431,238      10,457,521
 *Cole National Corp. Class A...........    206,900       1,570,371
 *Collins & Aikman Corp.................    141,000         439,920
 Collins Industries, Inc................     30,500          94,550
 *Colorado Medtech, Inc.................     99,300         463,731
 *Columbus McKinnon Corp................    215,200         441,160
 *Com21, Inc............................     30,300           5,605
 *Comarco, Inc..........................    120,700         869,040
 *Comdial Corp..........................     10,007          23,767
 *Comforce Corp.........................     59,000          27,140
 *Comfort Systems USA, Inc..............    608,300       1,703,240
 #*Commerce One, Inc....................     51,400         151,630
 Commercial Metals Co...................    566,566      10,130,200
 Commonwealth Industries, Inc...........    365,200       1,752,960
 *Commscope, Inc........................    662,700       6,739,659
 Communications Systems, Inc............     16,800         127,176
 Community Trust Bancorp, Inc...........     90,647       2,675,899
 *Community West Bancshares.............     11,000          65,890
 *Compex Technologies, Inc..............     39,226         180,440
 *Compucom Systems, Inc.................    888,139       3,987,744
 *CompuCredit Corp......................    857,363       9,551,024
 *Computer Access Technology Corp.......    216,200         633,250
 *Computer Horizons Corp................    545,091       2,567,379
 #*Computer Learning Centers, Inc.......      7,700               4
 #*Computer Motion, Inc.................     27,800         120,958
 *Computer Network Technology Corp......    377,291       2,856,093
 *Computer Task Group, Inc..............    107,700         258,480
 CompX International, Inc...............     37,300         195,825
 *Comshare, Inc.........................    123,750         414,562
 *Comstock Resources, Inc...............    102,100       1,399,791
 *Concerto Software, Inc................     31,100         198,729
 *Concord Camera Corp...................    478,536       2,665,446
 #*Cone Mills Corp......................    555,000         888,000
 *Congoleum Corp. Class A...............     97,400          60,388
 *Conmed Corp...........................    137,341       2,698,751
 *Consolidated Freightways Corp.........     24,700              65
 *Consolidated Graphics, Inc............    263,200       5,242,944
 #*Continental Airlines, Inc............  1,220,500      13,449,910
 *Continental Materials Corp............      4,600         106,260
 #*Convera Corp.........................     37,600         178,224
 #*Cooker Restaurant Corp...............    109,768             412
 Cooper Tire & Rubber Co................    836,900      13,298,341
 Cooperative Bankshares, Inc............     19,000         379,050
                                           SHARES        VALUE+
                                           ------        ------
 *Copper Mountain Networks, Inc.........     15,791  $      143,698
 *Corautus Genetics, Inc................        642           1,862
 *Core Molding Technologies, Inc........        500             945
 *Corixa Corp...........................    137,000       1,117,920
 Corn Products International, Inc.......    461,000      14,263,340
 *Cornell Companies, Inc................    253,700       3,551,800
 *Correctional Services Corp............    135,800         350,364
 *Corrections Corporation of America....    263,800       6,236,232
 *Corrpro Companies, Inc................     88,475          35,390
 Corus Bankshares, Inc..................     18,000         895,500
 *Corvas International, Inc.............     60,500         157,300
 *Cosine Communications, Inc............     26,100         148,509
 *Cost-U-Less, Inc......................     35,000          52,500
 Cotton States Life Insurance Co........      8,300          83,000
 *Covansys Corp.........................    325,000         919,750
 #*Covanta Energy Corp..................    413,696           5,585
 *Covenant Transport, Inc. Class A......    246,800       4,625,032
 Covest Bancshares, Inc.................      6,125         164,456
 CPAC, Inc..............................     81,600         426,034
 CPI Corp...............................     72,700       1,119,580
 *Credence Systems Corp.................    756,010       6,123,681
 *Credit Acceptance Corp................    757,999       7,360,170
 *Criticare Systems, Inc................     91,000         245,700
 Crompton Corp..........................    117,900         842,985
 *Cross (A.T.) Co. Class A..............    234,300       1,347,225
 *Crossroads Systems, Inc...............     22,000          39,402
 *Crown Andersen, Inc...................     22,900          56,334
 *Crown Castle International Corp.......  1,227,000      10,220,910
 *Crown Holdings, Inc...................  1,102,200       7,307,586
 *Crown Media Holdings, Inc.............    227,754       1,254,925
 #*Cryolife, Inc........................     85,300         772,818
 *CSP, Inc..............................     40,800         100,776
 CSS Industries, Inc....................    168,100       6,446,635
 CT Communications, Inc.................     12,246         131,155
 CTS Corp...............................    391,600       3,919,916
 *Culp, Inc.............................    229,718       1,343,850
 #Cummins, Inc..........................    170,150       5,832,742
 #*Cumulus Media, Inc. Class A..........    262,400       4,746,816
 *CuraGen Corp..........................    614,041       3,315,821
 *Curis, Inc............................         20              56
 Curtiss-Wright Corp....................     86,300       5,108,960
 *Cutter & Buck, Inc....................    164,126         658,145
 *Cyberoptics Corp......................     37,200         239,568
 *Cybersource Corp......................    158,500         440,630
 *Cybex International, Inc..............    114,200         159,880
 *CycleLogic, Inc.......................          6               9
 #*Cypress Semiconductor Corp...........    337,100       3,724,955
 *Cysive, Inc...........................    492,897       1,587,128
 #*Cytrx Corp...........................      2,800           7,028
 D & K Healthcare Resources, Inc........    194,877       3,086,852
 *D A Consulting Group, Inc.............    118,400          28,416
 *Dairy Mart Convenience Stores, Inc....      9,000               1
 *Daisytek International Corp...........     51,437          34,463
 *Dan River, Inc. Class A...............    452,200       1,492,260
 *Danielson Holding Corp................     73,400          58,720
 *Data I/O Corp.........................     86,400         168,480
 *Data Systems & Software, Inc..........     91,400         199,252
 *Datakey, Inc..........................      6,700           4,556
 *Datalink Corp.........................    184,900         787,674
 *Dataram Corp..........................     37,210         114,235
 *DataTRAK International, Inc...........     59,200         163,392

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Dave and Busters, Inc.................    182,140  $    1,744,901
 *Dawson Geophysical Co.................     72,400         539,380
 *Daxor Corp............................     51,900         781,095
 Deb Shops, Inc.........................     60,600       1,200,486
 *Deckers Outdoor Corp..................    123,800         784,892
 *Decora Industries, Inc................      4,200              50
 Decorator Industries, Inc..............     22,132         111,767
 *Del Global Technologies Corp..........     70,017         213,552
 *dELiA*s Corp. Class A.................     94,261          88,605
 *Delphax Technologies, Inc.............     70,700         244,622
 Delphi Financial Group, Inc. Class A...    159,333       7,316,571
 Delta Apparel, Inc.....................    104,000       1,660,880
 #*Delta Financial Corp.................    144,900       1,012,851
 Delta Natural Gas Co., Inc.............     27,300         648,375
 *Delta Woodside Industries, Inc........    130,000         408,200
 Deltic Timber Corp.....................    105,600       2,634,720
 *Denali, Inc...........................     69,500               0
 *Denbury Resources, Inc................        400           4,860
 #*Dendreon Corp........................     29,500         185,555
 *Department 56, Inc....................     31,700         381,668
 *Detrex Corp...........................     12,800          22,400
 *Devcon International Corp.............     52,400         332,216
 *DiamondCluster International, Inc.....    337,200         927,300
 *Diedrich Coffee, Inc..................         13              44
 *Digi International, Inc...............    419,573       2,286,673
 #*Digital Angel Corp...................      6,600          18,876
 *DigitalThink Inc......................    103,300         346,055
 *Digitas, Inc..........................     48,766         214,083
 Dimon, Inc.............................    898,800       6,291,600
 *Discovery Partners International......    279,985       1,147,938
 *Ditech Communications Corp............    513,949       2,266,515
 *Diversified Corporate Resources,
   Inc..................................      1,600           1,760
 *Dixie Group, Inc......................    197,119         640,637
 *Dixon Ticonderoga Co..................     30,150          57,285
 *DJ Orthopedics, Inc...................      4,600          35,466
 #*Docent, Inc..........................     11,900          39,746
 *Dollar Thrifty Automotive Group,
   Inc..................................    502,300       9,709,459
 *Dominion Homes, Inc...................     76,400       1,581,480
 Donegal Group, Inc. Class A............     62,496         842,446
 Donegal Group, Inc. Class B............     35,448         407,652
 *DoubleClick, Inc......................    132,200       1,388,100
 Dover Motorsports, Inc.................    171,600         598,884
 #DQE, Inc..............................      1,600          26,304
 *Dress Barn, Inc.......................    314,287       4,340,303
 *Drugstore.com, Inc....................    211,400       1,006,264
 *DT Industries, Inc....................    214,200         321,300
 *Duane Reade, Inc......................    264,300       3,795,348
 *Duckwall-ALCO Stores, Inc.............    103,200       1,191,960
 *Ducommun, Inc.........................     50,900         706,492
 *DuPont Photomasks, Inc................    366,248       7,680,221
 *Dura Automotive Systems, Inc..........    329,963       2,976,266
 *DUSA Pharmaceuticals, Inc.............    222,900         583,998
 *DVI, Inc..............................    232,700       1,849,965
 *Dwyer Group, Inc......................      9,200          59,984
 *Dyax Corp.............................    318,600         735,966
 *Dycom Industries, Inc.................    264,232       3,691,321
 *E Com Ventures, Inc...................      6,750          34,830
 *E-Z-EM, Inc...........................     45,943         385,921
 *E.piphany, Inc........................    641,567       3,374,642
 *Eagle Food Centers, Inc...............     31,075           4,350
 *EarthLink, Inc........................    507,150       3,418,191
                                           SHARES        VALUE+
                                           ------        ------
 Eastern Co.............................     29,400  $      405,720
 #*EasyLink Services Corp...............        640             378
 *ECC International Corp................    103,900         436,380
 Ecology & Environment, Inc. Class A....     28,100         277,206
 Edelbrock Corp.........................     93,940         939,400
 *Eden Bioscience Corp..................     83,100         124,650
 *Edge Petroleum Corp...................    134,300         778,940
 *Edgewater Technology, Inc.............    248,188       1,129,255
 *Educational Insights, Inc.............     49,300          45,602
 EFC Bancorp, Inc.......................      5,300         102,873
 *eFunds Corp...........................     62,319         647,494
 *El Paso Electric Co...................     33,500         398,650
 *Elcom International, Inc..............      8,200           3,116
 *Elder-Beerman Stores Corp.............    214,500       1,105,747
 *Electro Rent Corp.....................    269,718       2,750,854
 *Electro Scientific Industries, Inc....     29,111         437,829
 #*Electroglas, Inc.....................    279,100         544,245
 *Elevon, Inc...........................    162,700         206,629
 *eLOT, Inc.............................    164,600             411
 *eLoyalty Corp.........................     51,900         171,270
 *ELXSI Corp............................     27,900          85,095
 EMC Insurance Group, Inc...............    150,700       2,843,694
 *Emcee Broadcast Products, Inc.........     50,000           1,500
 *EMCORE Corp...........................     40,000         108,000
 *Emisphere Technologies, Inc...........    118,827         362,422
 *Emmis Communications Corp. Class A....    103,400       2,190,012
 Empire District Electric Co............     16,400         347,680
 *EMS Technologies, Inc.................    202,910       2,528,259
 #*En Pointe Technologies, Inc..........     39,500          18,367
 *Encore Med Corp.......................     97,400         282,460
 *Encore Wire Corp......................     98,500         999,775
 *Endologix, Inc........................    110,900         338,245
 *Enesco Group, Inc.....................    299,400       2,329,332
 *Entravision Communications Corp.......  1,260,600      12,669,030
 *Entrust, Inc..........................    122,000         315,980
 *Environmental Elements Corp...........     14,500          29,870
 #*Environmental Technologies Corp......     35,800              72
 *ePlus, Inc............................     75,300         697,353
 *ePresence, Inc........................    311,900         829,654
 *Equity Marketing, Inc.................      3,800          56,620
 *Equity Oil Co.........................    180,300         512,052
 Espey Manufacturing & Electronics
   Corp.................................      3,800          68,875
 *Esterline Technologies Corp...........    410,442       7,326,390
 *Ethyl Corp............................    253,620       2,510,838
 *Evans & Sutherland Computer Corp......    184,000       1,076,400
 *Evergreen Solar, Inc..................     85,600         123,264
 *Evolving Systems, Inc.................      4,300          13,846
 *Exabyte Corp..........................    156,100          16,390
 *Exar Corp.............................    320,649       5,210,546
 *Exelixis, Inc.........................    128,283       1,045,506
 *Exponent, Inc.........................     88,600       1,395,450
 *Extended Stay America, Inc............    748,400       9,205,320
 *Extended Systems, Inc.................     20,900          70,015
 *Ezcorp, Inc. Class A Non-Voting.......    237,900         880,230
 Fab Industries, Inc....................     82,381         763,672
 *Factory 2-U Stores, Inc...............     41,979         167,916
 *Fairchild Corp. Class A...............    466,829       2,404,169
 *Falcon Products, Inc..................    135,300         542,553
 #*FalconStor Software, Inc.............     47,700         262,350

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Famous Dave's of America, Inc.........     41,250  $      170,362
 *Faro Technologies, Inc................     37,400         238,612
 FBL Financial Group, Inc. Class A......    496,700      10,132,680
 *Featherlite, Inc......................     27,900          54,405
 Fedders Corp...........................    104,400         324,684
 Federal Screw Works....................      3,125         108,125
 #*Federal-Mogul Corp...................    841,300         302,868
 FFLC Bancorp...........................     74,249       2,015,118
 *Fibermark, Inc........................    105,150         557,295
 *Fiberstars, Inc.......................     17,100          62,757
 Fidelity Bancorp, Inc..................     43,350       1,418,845
 *Fidelity Federal Bancorp..............     20,000          28,000
 Fidelity Southern Corp.................     91,000         978,250
 *Finishmaster, Inc.....................    120,000       1,177,200
 *Finlay Enterprises, Inc...............     64,100         837,210
 *Firebrand Financial Group, Inc........     86,400              86
 First Aviation Services, Inc...........      9,000          30,600
 First Bancorp..........................     35,969         926,202
 *First Cash Financial Services, Inc....    156,500       1,917,125
 First Citizens Bancshares, Inc.........     10,300       1,042,051
 First Defiance Financial Corp..........    128,500       2,561,005
 First Federal Bancshares of Arkansas,
   Inc..................................     56,900       1,648,393
 First Federal Capital Corp.............     98,320       1,931,988
 *First Horizon Pharmaceutical Corp.....    229,522         773,489
 First Indiana Corp.....................    116,132       2,063,666
 *First Investors Financial Services
   Group, Inc...........................    120,900         487,227
 First Keystone Financial, Inc..........     37,300         853,424
 *First Mariner Bank Corp...............     38,100         501,015
 First Midwest Financial, Inc...........     32,400         601,668
 First Place Financial Corp.............    173,345       3,021,403
 *First Republic Bank...................    230,178       6,088,208
 #FirstBank NW Corp.....................     14,100         361,735
 *FirstFed Financial Corp...............    185,400       6,290,622
 *Fischer Imaging Corp..................     39,500         157,210
 *Flanders Corp.........................    579,900       1,565,730
 #*Fleetwood Enterprises, Inc...........    697,100       5,311,902
 #Fleming Companies, Inc................    479,572          74,334
 Flexsteel Industries, Inc..............     90,400       1,351,480
 Florida Public Utilities Co............      1,800          27,540
 *Flow International Corp...............     34,100          44,330
 Flowers Foods, Inc.....................    152,600       4,578,000
 *Flowserve Corp........................    595,750      10,812,862
 FNB Financial Services Corp............     13,900         277,444
 *FOCUS Enhancements, Inc...............     50,460          72,662
 *Foodarama Supermarkets, Inc...........     12,900         335,400
 Foothill Independent Bancorp...........     14,163         290,341
 *Footstar, Inc.........................    356,500       3,297,625
 *Forest Oil Corp.......................    131,705       3,217,553
 *Forgent Networks, Inc.................    369,300         764,451
 *Foster (L.B.) Co. Class A.............    162,400         708,064
 #*Foster Wheeler, Ltd..................    927,100       2,456,815
 #*FPIC Insurance Group, Inc............    181,269       2,010,273
 Frankfort First Bancorp, Inc...........     24,650         485,358
 Franklin Bancorp, Inc..................     49,283         850,132
 *Franklin Covey Co.....................    341,800         341,800
 *Franklin Electronic Publishers,
   Inc..................................    112,300         368,905
 Fremont General Corp...................  1,146,800      13,234,072
 Frequency Electronics, Inc.............     97,600         902,800
 Fresh Brands, Inc......................      2,900          40,890
                                           SHARES        VALUE+
                                           ------        ------
 *Fresh Choice, Inc.....................     65,100  $      107,415
 *Friede Goldman Halter, Inc............      8,516               1
 Friedman Industries, Inc...............    108,195         270,487
 Friedmans, Inc. Class A................    349,500       3,799,065
 Frisch's Restaurants, Inc..............     71,292       1,336,725
 *Frontier Airlines, Inc................    364,012       2,544,444
 *Frozen Food Express Industries, Inc...    328,600         788,640
 FSF Financial Corp.....................     16,100         421,337
 *FSI International, Inc................    508,618       1,571,630
 *FuelCell Energy, Inc..................    289,605       2,699,119
 *G-III Apparel Group, Ltd..............     98,600         663,578
 GA Financial, Inc......................     50,500       1,292,800
 *Gadzooks, Inc.........................    189,670       1,046,978
 *Gaiam, Inc............................      1,000           5,750
 *Galey & Lord, Inc.....................    184,800           6,006
 #*Galyan's Trading Co..................    158,500       2,169,865
 *GameTech International, Inc...........     79,900         259,675
 *Garden Fresh Restaurant Corp..........     78,000         684,840
 *Gateway, Inc..........................  1,221,000       4,078,140
 GATX Corp..............................    496,400       8,433,836
 *Gaylord Entertainment Co..............    496,800      11,178,000
 GBC Bancorp............................     31,400       1,131,028
 *GC Companies, Inc.....................    135,900          21,744
 *Gehl Co...............................    109,800         976,122
 *Genaissance Pharmaceuticals, Inc......    109,600         178,648
 Gencorp, Inc...........................    879,800       7,055,996
 *Gene Logic, Inc.......................    269,991       2,000,633
 *General Binding Corp..................      3,700          34,225
 General Cable Corp.....................    222,000         959,040
 *General Communications, Inc.
   Class A..............................    700,300       3,949,692
 *General Datacomm Industries, Inc......     20,100           3,869
 *Genesee & Wyoming, Inc................    115,825       2,420,742
 #*Genesis Microchip, Inc...............    228,756       4,357,802
 *Genlyte Group, Inc....................     66,700       2,533,933
 *Genome Therapeutics Corp..............     13,100          37,204
 *Gerber Scientific, Inc................    399,700       2,917,810
 *Giant Group, Ltd......................     50,600          59,455
 *Giant Industries, Inc.................    185,200       1,118,608
 Gibraltar Steel Corp...................    184,100       3,560,494
 *Giga-Tronics, Inc.....................     28,800          37,469
 Glatfelter (P.H.) Co...................    838,600      11,136,608
 *Glenayre Technologies, Inc............    996,900       1,395,660
 *Globecomm Systems, Inc................    162,700         510,878
 *GlobespanVirata, Inc..................    373,200       3,093,828
 *GoAmerica, Inc........................    642,300         244,074
 Golden Enterprises, Inc................     17,200          37,840
 *Golden State Vintners, Inc............     82,600         204,848
 *Good Guys, Inc........................    373,600         579,080
 #Goodyear Tire & Rubber Co.............    437,200       2,850,544
 *Goody's Family Clothing, Inc..........    567,900       3,884,436
 Gorman-Rupp Co.........................     40,500         969,975
 *Gottschalks, Inc......................    223,800         335,700
 *GP Strategies Corp....................    235,265       1,293,957
 *Gradco Systems, Inc...................      2,201           1,992
 Graham Corp............................     25,950         225,765
 *Graphic Packaging International
   Corp.................................    622,200       3,546,540
 Gray Television, Inc...................     40,650         585,360
 Great American Financial Resources,
   Inc..................................     95,000       1,326,200
 *Great Atlantic & Pacific Tea Co.,
   Inc..................................    781,000       5,740,350

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Greenbriar Corp.......................        535  $        4,146
 *Greenbrier Companies, Inc.............    237,300       2,479,785
 *Griffin Land & Nurseries, Inc. Class
   A....................................     25,000         325,000
 *Griffon Corp..........................     82,980       1,276,232
 *Group 1 Automotive, Inc...............     40,500       1,182,600
 *GSI Commerce, Inc.....................     18,700         105,655
 *GTC Biotherapeutics, Inc..............    298,600       1,295,924
 *GTSI Corp.............................    109,800         902,556
 Guaranty Federal Bancshares, Inc.......     15,300         244,020
 Guaranty Financial Corp................     20,300         294,736
 *Guess, Inc............................     15,200          77,064
 *Guilford Mills, Inc...................     10,087          67,079
 #*Guilford Pharmaceuticals, Inc........    303,113       1,691,371
 *Gulfmark Offshore, Inc................    202,700       3,667,046
 *Gundle/SLT Environmental, Inc.........    242,500       3,637,500
 *Ha-Lo Industries, Inc.................    223,600             201
 Haggar Corp............................    102,625       1,164,794
 *Halifax Corp..........................     24,000          84,480
 *Hall Kinion Associates, Inc...........    167,281         438,276
 *Hallwood Group, Inc...................        100           1,600
 #*Hamilton Bancorp, Inc................      7,500               1
 *Hampshire Group, Ltd..................     19,100         543,395
 *Handleman Co..........................    260,736       4,755,825
 *Hanger Orthopedic Group, Inc..........    248,600       2,791,778
 *Hanover Compressor Co.................  1,003,400      11,278,216
 Hardinge, Inc..........................    148,600       1,104,098
 Harleysville Group, Inc................    440,827      10,782,628
 *Harmonic, Inc.........................      4,100          19,352
 *Harolds Stores, Inc...................      2,000           2,350
 *Harris Interactive, Inc...............     24,800         123,256
 *Hartmarx Corp.........................    696,000       1,642,560
 *Harvest Natural Resources, Inc........    371,100       2,208,045
 *Hastings Entertainment, Inc...........    174,000         546,360
 *Hastings Manufacturing Co.............      1,700          10,370
 *Hauser, Inc...........................     42,275             845
 Haverty Furniture Co., Inc.............    264,500       4,086,525
 *Hawaiian Holdings, Inc................    498,555         358,960
 *Hawk Corp.............................    184,600         660,868
 *Hawthorne Financial Corp..............     16,800         516,096
 #*Hayes Lemmerz International, Inc.....        700              35
 *Headway Corporate Resources, Inc......     72,800          10,192
 *Healthcare Services Group, Inc........    113,660       1,585,557
 *Healthcor Holdings, Inc...............     65,300               7
 *Hector Communications Corp............     10,600         145,220
 *HEI, Inc..............................      1,300           3,250
 Heico Corp.............................    150,200       1,381,840
 Heico Corp. Class A....................      3,129          21,653
 *Heidrick & Struggles International,
   Inc..................................    215,800       3,081,624
 *Hercules, Inc.........................    256,600       2,553,170
 Heritage Financial Corp................     19,900         451,730
 *Herley Industries, Inc................          1               8
 *Hexcel Corp...........................    599,250       1,977,525
 HF Financial Corp......................     49,650         955,762
 *HMI Industries, Inc...................     27,800          21,684
 HMN Financial, Inc.....................     74,100       1,400,490
 *HMS Holdings Corp.....................    283,507         759,799
 *Hoenig Group Escrow...................    104,700          24,081
 *Holiday RV Superstores, Inc...........      6,880           2,133
 Hollinger International, Inc. Class A..      6,800          75,276
 Holly Corp.............................    215,100       6,263,712
                                           SHARES        VALUE+
                                           ------        ------
 *Hollywood Media Corp..................    283,000  $      336,770
 *Hologic, Inc..........................     37,131         464,137
 *Home Products International, Inc......    125,550         290,020
 #*Homegold Financial, Inc..............     35,600             445
 *HomeStore, Inc........................     51,200          73,728
 Horizon Financial Corp.................    107,367       1,797,324
 *Horizon Health Corp...................     51,300         872,100
 *Horizon Offshore, Inc.................    527,954       2,666,168
 #*House2Home, Inc......................    311,650           1,574
 *Houston Exploration Co................    312,600       9,768,750
 *HPSC, Inc.............................     44,100         399,105
 *Hub Group, Inc. Class A...............    109,500         930,750
 Hudson River Bancorp, Inc..............    152,300       3,845,423
 #*Hudson Technologies, Inc.............     54,900         139,995
 *Huffy Corp............................    214,200       1,332,324
 Hughes Supply, Inc.....................    462,250      16,571,662
 *Human Genome Sciences, Inc............     30,083         440,716
 #*Hunt (J.B.) Transport Services,
   Inc..................................    363,800      13,475,152
 *Hurco Companies, Inc..................     92,800         259,840
 Hurry, Inc.............................      3,800             218
 *Huttig Building Products, Inc.........     65,600         165,968
 *Hycor Biomedical, Inc.................     61,600         255,640
 *Hypercom Corp.........................    744,400       3,312,580
 *I-many, Inc...........................    412,300         610,204
 *I-Sector Corporation..................     68,500         133,575
 *Ibis Technology Corp..................     58,100         363,706
 #ICN Pharmaceuticals, Inc..............    696,300      10,444,500
 *Ico, Inc..............................    264,300         367,377
 *Identix, Inc..........................    162,454       1,028,334
 *IDT Corp..............................    504,300       8,094,015
 *IDT Corp. Class B.....................    118,400       1,887,296
 *iGate Capital Corp....................    542,829       1,981,326
 Ikon Office Solutions, Inc.............  1,285,500      11,286,690
 *Illumina, Inc.........................    340,300       1,177,438
 *Image Entertainment, Inc..............     29,400          54,684
 IMC Global, Inc........................    382,400       3,342,176
 *IMCO Recycling, Inc...................    336,300       2,451,627
 *ImmunoGen, Inc........................    302,602       1,222,512
 *Impco Technologies, Inc...............    227,000         816,973
 *Imperial Credit Industries, Inc.......    585,200           2,341
 *Imperial Sugar Co.....................      2,356          20,000
 #*Imperial Sugar Company...............    282,800               0
 *Impreso, Inc..........................      6,500          13,585
 *Incyte Genomics, Inc..................    730,421       3,702,504
 Independence Holding Co................     57,860       1,224,260
 *Industrial Distribution Group, Inc....    172,400         515,476
 IndyMac Bancorp, Inc...................     20,400         524,280
 *Inet Technologies, Inc................      5,500          49,390
 *Infocrossing, Inc.....................     23,000         152,950
 *InFocus Corp..........................    613,027       3,365,518
 *Infonet Services Corp.................     49,500          71,775
 *Informatica Corp......................     22,300         156,100
 *Information Holdings, Inc.............     32,600         550,940
 *Information Resources, Inc............    533,600       1,808,904
 *Inforte Corp..........................    104,600         800,190
 *InfoSpace, Inc........................    176,906       2,582,828
 Ingles Market, Inc. Class A............    215,600       2,102,100
 *Innotrac Corp.........................    165,800         994,800
 *Innovative Clinical Solutions, Ltd....      8,426              67
 *Innovex, Inc..........................    204,000       2,164,440
 *Input/Output, Inc.....................    665,200       2,886,968

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Insight Communications Co., Inc.......    402,500  $    5,256,650
 *Insight Enterprises, Inc..............    378,546       3,308,492
 *Insignia Financial Group, Inc.........    429,532       4,750,624
 *Insilco Holding Co....................        432              26
 *Insituform East, Inc..................     31,200           9,984
 *Insmed, Inc...........................     38,125          90,356
 *Insteel Industries, Inc...............    123,800          83,565
 *Instinet Group, Inc...................    486,900       1,923,255
 *Insurance Auto Auctions, Inc..........    241,767       3,171,983
 *Insurance Management Solutions,
   Inc..................................     19,600          63,504
 *InsWeb Corp...........................     23,166         106,564
 *Integra, Inc..........................     97,800             269
 *IntegraMed America, Inc...............     56,200         322,026
 *Integrated Device Technology, Inc.....    211,194       2,555,447
 *Integrated Electrical Services,
   Inc..................................    756,400       5,219,160
 *Integrated Information Systems, Inc...      7,220           3,827
 *Integrated Silicon Solution, Inc......    343,722       1,801,103
 *Integrated Telecom Express, Inc.......      3,300           6,517
 *Integrity Media, Inc..................     23,100         113,190
 *Intelligent Systems Corp..............     52,375          91,656
 *Intelligroup, Inc.....................     78,300         129,195
 Inter Parfums, Inc.....................    127,125         928,012
 *InterCept Group, Inc..................    230,442       1,659,182
 Interface, Inc. Class A................    840,734       3,018,235
 *Interland, Inc........................      2,700           3,213
 Intermet Corp..........................    478,905       1,748,003
 International Aluminum Corp............     55,800       1,227,600
 *International Multifoods Corp.........     17,900         361,580
 *International Remote Imaging Systems,
   Inc..................................      6,200          18,290
 *International Shipholding Corp........     80,650         690,364
 *International Total Services, Inc.....     74,900             300
 *Internet Commerce Corp................     50,000          68,500
 *Internet Pictures Corp................      7,500          23,850
 *Interphase Corp.......................      1,300           8,060
 Interpool, Inc.........................    591,600       9,643,080
 *Interstate Hotels & Resorts, Inc......     18,140          87,616
 *Intervisual Books, Inc. Class A.......      9,600           4,800
 *Intervoice, Inc.......................     63,900         235,152
 *Interwoven, Inc.......................    399,200         878,240
 *Intest Corp...........................      8,500          44,353
 *Intevac, Inc..........................      5,100          26,520
 *Intrusion, Inc........................     94,400          45,312
 Investors Title Co.....................     18,200         536,900
 *Invivo Corp...........................     47,500         769,500
 *Iomega Corp...........................    243,300       2,600,877
 #*Ionics, Inc..........................    351,100       7,425,765
 *Iridex Corp...........................     89,000         293,700
 Isco, Inc..............................     86,900         643,060
 *ITLA Capital Corp.....................    147,400       5,467,066
 *ITXC Corp.............................    568,920       1,166,286
 *iVillage, Inc.........................        100             118
 *IXYS Corp.............................    118,419         856,169
 *J Net Enterprises, Inc................    108,700         130,440
 *J. Alexander's Corp...................     89,800         290,054
 Jacksonville Bancorp, Inc..............     16,300         490,467
 *Jaclyn, Inc...........................     26,900          76,261
 *Jaco Electronics, Inc.................    105,669         422,676
 *Jakks Pacific, Inc....................    426,022       6,040,992
 *JDA Software Group, Inc...............    194,572       2,381,561
                                           SHARES        VALUE+
                                           ------        ------
 JLG Industries, Inc....................    274,200  $    2,040,048
 *JLM Industries, Inc...................    128,200         130,764
 *JNI Corp..............................    545,832       2,669,118
 *Jo-Ann Stores, Inc. Class B...........     19,500         386,685
 *Johnson Outdoors, Inc.................    121,800       1,504,961
 *JPS Industries, Inc...................     43,200          47,088
 *Jupitermedia Corp.....................     73,900         236,480
 *K-Tron International, Inc.............      6,300          93,964
 *K2, Inc...............................    442,928       4,265,397
 *Kadant, Inc...........................    247,600       4,345,380
 *Kaiser Aluminum Corp..................  1,269,865          50,795
 Kaman Corp. Class A....................    467,600       4,676,000
 #*Kansas City Southern Industries,
   Inc..................................  1,227,900      14,648,847
 *Katy Industries, Inc..................    133,000         578,550
 *KBK Capital Corp......................     12,075           9,056
 #*KCS Energy, Inc......................    183,900         890,076
 *Keane, Inc............................    267,500       3,014,725
 *Kellstrom Industries, Inc.............    115,100             748
 Kellwood Co............................    266,517       8,182,072
 Kelly Services, Inc....................     14,900         369,371
 #*Kemet Corp...........................    755,400       7,629,540
 *Kendle International, Inc.............    233,200       1,163,668
 Kennametal, Inc........................     84,800       2,863,696
 *Kennedy-Wilson, Inc...................     43,900         184,380
 *Kentucky Electric Steel, Inc..........     32,600           1,793
 Kentucky First Bancorp, Inc............     11,600         205,900
 Kewaunee Scientific Corp...............     31,100         259,343
 *Key Technology, Inc...................     44,100         457,317
 *Key Tronic Corp.......................    151,900         276,458
 *Keynote Systems, Inc..................    288,000       2,741,760
 #*Keystone Consolidated Industries,
   Inc..................................     18,342           7,337
 *Kforce, Inc...........................    649,578       2,383,951
 Kimball International, Inc. Class B....    351,600       5,541,216
 *Kinark Corp...........................     73,400         104,228
 *Kindred Healthcare, Inc...............    333,600       6,558,576
 *Kit Manufacturing Co..................     11,100              11
 Klamath First Bancorp, Inc.............    135,000       2,349,000
 Knape & Vogt Manufacturing Co..........     37,434         391,185
 #*Knight Trading Group, Inc............    740,729       4,636,964
 *Koala Corp............................     44,700           7,822
 *Korn/Ferry International..............     74,300         595,886
 *Kulicke & Soffa Industries, Inc.......     92,500         582,750
 #Labranche & Co., Inc..................     60,600       1,257,450
 *LaCrosse Footwear, Inc................     29,400          78,645
 *Ladish Co., Inc.......................    260,000       1,456,000
 *Lakeland Industries, Inc..............      9,790          95,452
 *Lakes Entertainment, Inc..............    116,425         905,670
 *Lamson & Sessions Co..................    210,700         948,150
 *Lancer Corp...........................    108,400         705,684
 Landamerica Financial Group, Inc.......    373,312      17,601,661
 Landry's Restaurants, Inc..............    530,535      11,220,815
 *Lantronix, Inc........................    139,900          93,733
 *Larscom, Inc..........................     59,200          41,440
 *Laser Pacific Media Corp..............     16,300          36,838
 *Latitude Communications, Inc..........     33,000          62,040
 *Lattice Semiconductor Corp............    300,500       2,734,550
 Lawson Products, Inc...................    206,600       5,185,660
 *Layne Christensen Co..................    185,700       1,429,890
 *Lazare Kaplan International, Inc......    126,800         716,420
 *LCC International, Inc. Class A.......     37,100          99,799

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Lecroy Corp...........................      3,100  $       26,474
 *Legato Systems, Inc...................     90,800         689,172
 *Lesco, Inc............................     81,500         898,130
 #*Level 8 Systems, Inc.................      5,966           1,611
 *Lexent, Inc...........................     39,400          49,250
 *Lexicon Genetics, Inc.................      3,300          18,810
 *Liberate Technologies, Inc............    662,100       1,734,702
 Liberty Corp...........................    112,400       4,889,400
 #Lifetime Hoan Corp....................    143,000       1,058,057
 *Lightbridge, Inc......................    123,900         996,156
 #*LightPath Technologies, Inc..........     31,300          80,128
 *Lillian Vernon Corp...................    139,800       1,000,968
 *Lipid Sciences, Inc...................     87,400         104,006
 Liquid Audio, Inc......................    220,200          74,868
 *Lithia Motors, Inc. Class A...........     77,200       1,231,340
 *LMI Aerospace, Inc....................     29,100          52,671
 #LNR Property Corp.....................    438,500      16,820,860
 *Lodgenet Entertainment Corp...........     26,000         296,140
 *Lodgian, Inc..........................      2,834           9,664
 *Logic Devices, Inc....................     92,700         112,167
 *LogicVision, Inc......................    157,400         388,778
 Lone Star Steakhouse & Saloon, Inc.....    459,671      10,526,466
 Longs Drug Stores Corp.................    649,200      10,445,628
 Longview Fibre Co......................    998,540       8,487,590
 *Louisiana-Pacific Corp................  2,087,600      20,124,464
 LSB Corp...............................      3,500          47,250
 LSI Industries, Inc....................     27,977         332,647
 *LTX Corp..............................    159,100       1,560,771
 *Luby's, Inc...........................    463,400         848,022
 Lufkin Industries, Inc.................    104,500       2,508,000
 *Lydall, Inc...........................    300,200       2,731,820
 *Lynch Corp............................      6,200          45,260
 *M & F Worldwide Corp..................    269,400       2,060,910
 *M.H. Meyerson & Co., Inc..............     69,300         144,837
 *Mac-Gray Corp.........................    287,700       1,096,137
 *Mackie Designs, Inc...................      1,000           1,100
 *Made2Manage Systems, Inc..............     89,000         355,110
 #*Magic Lantern Group, Inc.............     28,600          25,740
 *Magna Entertainment Corp..............    164,800         716,880
 *Magnetek, Inc.........................    445,000       1,001,250
 *Magnum Hunter Resources, Inc..........    788,400       5,676,480
 *MAII Holdings, Inc....................     62,700          20,377
 *Mail-Well, Inc........................    583,400       1,715,196
 *Main Street & Main, Inc...............    136,500         232,050
 Maine Public Service Co................        400          12,040
 *Management Network Group, Inc.........     50,200         101,404
 *Manchester Technologies, Inc..........    178,200         343,926
 *Manning (Greg) Auctions, Inc..........        500           1,250
 *Manufacturers' Services Ltd...........     17,300          76,466
 *Manugistic Group, Inc.................    469,261       2,257,145
 *Mapinfo Corp..........................    184,335       1,146,564
 Marcus Corp............................    287,700       3,964,506
 *Marimba, Inc..........................     60,600         183,012
 Marine Products Corp...................     67,200         719,040
 *MarineMax, Inc........................     27,200         308,176
 *Marisa Christina, Inc.................     94,000         136,300
 Maritrans, Inc.........................    108,400       1,707,300
 *MarketWatch.com, Inc..................    243,200       1,957,517
 *MarkWest Hydrocarbon, Inc.............    155,500       1,065,175
 *Marlton Technologies, Inc.............     96,600          33,810
 Marsh Supermarkets, Inc. Class A.......     36,900         439,110
                                           SHARES        VALUE+
                                           ------        ------
 Marsh Supermarkets, Inc. Class B.......     59,400  $      702,643
 MASSBANK Corp..........................     63,149       1,992,982
 Massey Energy Co.......................  1,051,400      14,740,628
 *Mastec, Inc...........................    690,900       3,254,139
 *Material Sciences Corp................    332,567       3,072,919
 *Matria Healthcare, Inc................    192,293       2,626,722
 *Matrix Bancorp, Inc...................      5,000          48,250
 *Matrix Service Co.....................     99,400       1,491,000
 *Mattson Technology, Inc...............    638,565       2,324,377
 *Max & Ermas Restaurants, Inc..........        500           7,375
 *Maxco, Inc............................     38,500         105,875
 *Maxcor Financial Group, Inc...........     34,700         311,953
 *Maxicare Health Plans, Inc............     44,800             448
 *Maxim Pharmaceuticals, Inc............    302,510       1,279,617
 *Maxtor Corp...........................    209,232       1,573,425
 *Maxwell Shoe Company, Inc.............    108,450       1,441,300
 *Maxwell Technologies, Inc.............     89,600         572,544
 *Maxxam, Inc...........................    105,500       1,350,400
 *Maxygen, Inc..........................    100,866       1,118,604
 *Mayor's Jewelers, Inc.................    321,400          69,101
 *MCK Communications, Inc...............    192,900         420,522
 McRae Industries, Inc. Class A.........     32,700         220,398
 #*MCSI, Inc............................    145,500          26,554
 *Meade Instruments Corp................    282,738         808,631
 *Meadow Valley Corp....................     44,064          51,775
 *Meadowbrook Insurance Group, Inc......    225,700         677,100
 *Medarex, Inc..........................    496,042       3,234,194
 *MedCath Corp..........................     17,200          97,524
 *Media 100, Inc........................      7,800          11,700
 #*Media Arts Group, Inc................    139,800         321,540
 Media General, Inc. Class A............     45,600       2,683,104
 *Medialink Worldwide, Inc..............     63,000         207,900
 *Medical Resources, Inc................      1,619               0
 *Medicore, Inc.........................     58,600          78,524
 *Medstone International, Inc...........     72,600         235,950
 *Mens Warehouse, Inc...................     10,800         208,332
 *Mercator Software, Inc................     21,400          37,022
 Merchants Group, Inc...................     23,900         501,900
 *Mercury Air Group, Inc................     15,300          59,364
 #*Meridian Resource Corp...............     82,600         227,976
 *Merisel, Inc..........................      3,600          13,680
 *Merix Corp............................    288,110       1,656,632
 *Merrimac Industries, Inc..............     35,170         112,544
 *Mesa Air Group, Inc...................    286,900       1,773,042
 *Mesa Labs, Inc........................     18,500         128,852
 *Mesaba Holdings, Inc..................    273,529       1,616,556
 *Mestek, Inc...........................     13,500         248,535
 *Meta Group, Inc.......................     10,600          38,160
 *MetaSolv, Inc.........................    492,800         827,904
 *Metatec International, Inc............    108,700          21,740
 #Metris Companies, Inc.................    479,900       2,442,691
 *Metro One Telecommunications, Inc.....    130,770         707,466
 *Metrocall, Inc........................    390,510               0
 *Metromedia International Group, Inc...    456,200          31,934
 MFB Corp...............................     17,700         458,961
 *MFRI, Inc.............................     59,900         119,800
 MGP Ingredients, Inc...................    112,300         830,941
 *Michael Anthony Jewelers, Inc.........     93,900         191,087
 *Micro Component Technology, Inc.......     20,800           8,112
 *Micro Linear Corp.....................    189,700         493,220
 MicroFinancial, Inc....................     82,700         144,725

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Micros to Mainframes, Inc.............      6,200  $        3,844
 *Microtek Medical Holdings, Inc........    597,600       1,374,480
 *Microtune, Inc........................    164,400         476,760
 *Midas, Inc............................    292,400       2,552,652
 Middlesex Water Co.....................     10,050         234,969
 Midland Co.............................     49,800       1,120,500
 #*Midway Games, Inc....................     41,200         145,436
 *Midwest Express Holdings, Inc.........    137,100         414,042
 *Mikohn Gaming Corp....................    179,000         794,760
 Milacron, Inc..........................    662,100       3,072,144
 Millennium Chemicals, Inc..............    557,850       6,666,308
 *Miller Industries, Inc................    159,210         476,038
 *Millerbuilding Systems Escrow Shares..     46,200          13,860
 *Miltope Group, Inc....................     53,600         175,272
 Mine Safety Appliances Co..............     67,000       2,631,090
 Minuteman International, Inc...........      9,000          74,340
 #*MIPS Technologies, Inc...............    251,000         702,800
 *Misonix, Inc..........................     66,400         268,920
 *Mission Resources Corp................    239,100         174,543
 *Mississippi Chemical Corp.............    250,800          35,112
 *Mitcham Industries, Inc...............    143,100         243,270
 *MKS Instruments, Inc..................    151,420       2,952,690
 *Mobile Mini, Inc......................    252,640       4,678,893
 *Modem Media, Inc......................      1,500           4,500
 Modine Manufacturing Co................     71,524       1,577,104
 *Mod-Pac Corp..........................      9,843          49,215
 *Mod-Pac Corp. Class B.................      3,878          19,390
 *Modtech Holdings, Inc.................    192,351       1,771,553
 *Moldflow Corp.........................     51,400         465,170
 *Mondavi (Robert) Corp. Class A........    201,102       5,155,451
 *Monro Muffler Brake, Inc..............     83,730       2,109,996
 *Monterey Bay Bancorp, Inc.............     46,100       1,198,600
 Mony Group, Inc........................     34,200         910,062
 *Moog, Inc. Class A....................     65,575       2,196,763
 *Moog, Inc. Class B....................     19,200         648,000
 *Moore Handley, Inc....................      2,000           3,800
 *Moore Medical Corp....................     43,300         319,121
 *Motor Car Parts & Accessories, Inc....     71,200         183,696
 Movado Group, Inc......................    176,450       4,054,821
 *MPS Group, Inc........................  1,990,000      14,268,300
 *MRV Communications, Inc...............    713,600       1,634,144
 *MSC Software Corp.....................    433,500       2,943,465
 #*MTI Technology Corp..................        300             321
 MTS Systems Corp.......................    262,110       3,813,701
 Mueller (Paul) Co......................      6,100         231,916
 *Mueller Industries, Inc...............    177,000       4,635,630
 Myers Industries, Inc..................     34,026         336,857
 *Nabi Biopharmaceuticals...............    568,542       3,974,109
 Nacco Industries, Inc. Class A.........    116,800       6,756,880
 *Nanogen, Inc..........................    190,300         666,050
 *Nanometrics, Inc......................    142,880         907,145
 *Napco Security Systems, Inc...........     49,800         412,344
 Nash-Finch Co..........................    228,780       3,070,228
 *Nashua Corp...........................    116,000       1,040,520
 #*Nastech Pharmaceutical Co., Inc......     37,600         349,680
 *NATCO Group, Inc. Class A.............      4,600          33,166
 *Nathans Famous, Inc...................    107,000         375,570
 *National Equipment Services, Inc......    262,000          28,820
 *National Home Health Care Corp........     53,533         366,701
 National Presto Industries, Inc........    135,950       4,395,264
 *National Research Corp................     75,900         909,282
                                           SHARES        VALUE+
                                           ------        ------
 *National RV Holdings, Inc.............    152,250  $      723,188
 National Service Industries, Inc.......    129,425       1,267,071
 *National Steel Corp. Class B..........    249,800           5,496
 *National Technical Systems, Inc.......    128,684         539,057
 *National Western Life Insurance Co.
   Class A..............................     24,300       2,639,223
 *Natrol, Inc...........................    122,500         232,750
 *Natural Alternatives International,
   Inc..................................     82,100         339,073
 *Nautica Enterprises, Inc..............    142,852       1,507,089
 *Navidec, Inc..........................      5,188          10,376
 *Navigant International, Inc...........    310,457       3,623,033
 *Navigators Group, Inc.................     12,000         301,920
 *NCI Building Systems, Inc.............    324,700       6,062,149
 *NCO Portfolio Management, Inc.........      2,613          15,547
 *NCS Healthcare, Inc...................    419,404       8,094,497
 *NCS Healthcare, Inc. Escrow Shares....    230,200               0
 *Neff Corp. Class A....................     10,400             572
 *Nelson (Thomas), Inc..................    202,600       2,350,160
 #*Neoforma, Inc........................    175,463       1,789,723
 *NeoMagic Corp.........................    342,900         497,205
 *Net2Phone, Inc........................    467,533       2,403,120
 #NetBank, Inc..........................    346,082       4,592,508
 *Netegrity, Inc........................    122,050         742,064
 *NetIQ Corp............................  1,039,168      15,421,253
 *NetManage, Inc........................     84,416         170,520
 *NetRatings, Inc.......................    551,039       4,953,841
 *Netro Corp............................    748,700       2,201,178
 *Netscout System, Inc..................     25,535         102,140
 *Network Equipment Technologies,
   Inc..................................    416,300       3,709,233
 *Neurogen Corp.........................     26,118         133,463
 *New Brunswick Scientific Co., Inc.....    103,193         438,570
 *New Focus, Inc........................  1,030,409       3,812,513
 *New Horizons Worldwide, Inc...........     63,775         284,437
 Newmil Bancorp, Inc....................     34,200         779,076
 *Newport Corp..........................    383,009       6,124,314
 *Niagara Corp..........................    132,200         325,873
 Nitches, Inc...........................      4,047          26,609
 *NMS Communications Corp...............    466,800         664,723
 *NMT Medical, Inc......................    123,800         451,870
 *Nobel Learning Communities, Inc.......     83,500         335,670
 Noble International, Ltd...............     45,650         382,958
 *Noel Group, Inc.......................     95,400             286
 Noland Co..............................      2,000          92,000
 *Norstan, Inc..........................    246,500         946,560
 *North American Scientific, Inc........     67,700         546,948
 North Central Bancshares, Inc..........     39,900       1,390,874
 Northeast Bancorp......................     21,200         318,000
 Northeast Pennsylvania Financial
   Corp.................................      3,200          49,888
 *Northland Cranberries, Inc............     50,400          40,320
 Northrim BanCorp, Inc..................     41,265         669,328
 *Northwest Pipe Co.....................     93,300       1,134,528
 *Novamed Eyecare, Inc..................     39,800          55,720
 *Novell, Inc...........................    305,754       1,018,161
 *NS Group, Inc.........................    322,600       2,916,304
 #*NTELOS, Inc..........................     24,000           1,200
 *Nu Horizons Electronics Corp..........    328,898       1,999,700
 *Nuevo Energy Co.......................    150,200       2,373,160
 NUI Corp...............................      3,240          51,160
 *Numerex Corp. Class A.................     77,800         237,290

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Nutraceutical International Corp......    136,100  $    1,182,573
 *Nuvelo, Inc...........................    168,029         346,140
 *NWH, Inc..............................     52,900         846,400
 *NYFIX, Inc............................    246,357       1,453,506
 Nymagic, Inc...........................    125,800       2,616,640
 *O.I. Corp.............................     51,800         241,388
 *Oak Technology, Inc...................    271,616       1,757,356
 *OAO Technology Solutions, Inc.........     32,600          62,918
 *Obie Media Corp.......................     70,500         134,796
 OceanFirst Financial Corp..............      6,300         148,119
 *Ocwen Financial Corp..................  1,012,400       4,312,824
 *Odd Job Stores, Inc...................    175,300         420,720
 *Officemax, Inc........................  2,493,100      13,736,981
 *Offshore Logistics, Inc...............    446,700       9,300,294
 *Oglebay Norton Co.....................     65,800         265,174
 Ohio Art Co............................      3,500          49,875
 *Ohio Casualty Corp....................  1,352,700      17,044,020
 Oil-Dri Corp. of America...............     47,700         512,775
 *Olympic Steel, Inc....................    210,600         800,280
 *Omega Protein Corp....................    494,300       2,501,158
 *Omnova Solutions, Inc.................    171,900         752,922
 *Omtool, Ltd...........................     38,557          87,910
 *On Assignment, Inc....................    169,562         568,033
 *On Command Corp.......................     37,500          41,250
 *One Price Clothing Stores, Inc........     42,786          25,672
 #Oneok, Inc............................      4,100          83,517
 *Onyx Acceptance Corp..................    107,900         539,500
 *Onyx Pharmacueticals, Inc.............      5,000          50,500
 *Opinion Research Corp.................     89,900         530,500
 *Oplink Communications, Inc............    158,500         228,240
 *Opti, Inc.............................    168,800         256,576
 *OpticNet, Inc.........................     28,750              29
 *Optika, Inc...........................     72,100         100,940
 *Orbital Sciences Corp.................     99,600         567,720
 *Oregon Steel Mills, Inc...............    516,761       1,493,439
 *Orleans Homebuilders, Inc.............     20,100         204,015
 *Orthologic Corp.......................    376,600       1,393,420
 #*OSI Systems, Inc.....................      6,100          94,001
 *Ostex International, Inc..............     97,400         200,644
 Outlook Group Corp.....................     59,300         297,093
 Overseas Shipholding Group, Inc........    692,600      14,544,600
 *Owens-Illinois, Inc...................    110,000       1,259,500
 *Owosso Corp...........................    108,600          30,951
 Oxford Industries, Inc.................     77,700       3,170,160
 *OYO Geospace Corp.....................     19,000         191,900
 *Pacific Mercantile Bancorp............        200           2,005
 *Pacific Premier Bancorp, Inc..........     26,840         180,902
 *Pacificare Health Systems, Inc........    649,764      25,119,226
 *Packaged Ice, Inc.....................     54,100         182,858
 *Pain Therapeutics, Inc................    141,500       1,055,590
 *Palm, Inc.............................    103,700       1,240,252
 Pamrapo Bancorp, Inc...................     57,500       1,035,575
 *Par Technology Corp...................    158,900         807,212
 *Paradyne Networks Corp................     11,000          26,950
 Park Electrochemical Corp..............    248,550       4,498,755
 *Parker Drilling Co....................  1,361,100       3,797,469
 *Park-Ohio Holdings Corp...............    187,935         881,415
 Parkvale Financial Corp................     40,725         968,033
 *Parlex Corp...........................     86,500         560,434
 *Parlux Fragrances, Inc................    230,900         861,257
 *Pathmark Stores, Inc..................    414,111       2,985,740
                                           SHARES        VALUE+
                                           ------        ------
 Patrick Industries, Inc................     96,250  $      625,625
 *Paula Financial, Inc..................     90,600         115,062
 *Paul-Son Gaming Corp..................     35,400         178,770
 *Paxson Communications Corp............    462,700       3,049,193
 *Payless Cashways, Inc.................      4,184               8
 *PC Connection, Inc....................    362,442       2,700,193
 *PC Mall, Inc..........................    144,900         507,150
 *PC-Tel, Inc...........................    284,000       3,777,200
 *PCD, Inc..............................     44,700             380
 *PDI, Inc..............................    197,341       2,318,757
 *Pediatric Services of America, Inc....     88,400         517,140
 *Peerless Manufacturing Co.............     20,100         184,116
 *Peerless Systems Corp.................    120,900         220,038
 #*Pegasus Communications Corp..........     30,150         749,228
 *Pegasus Solutions, Inc................     53,194         754,823
 #*Pemstar, Inc.........................    200,200         754,754
 Penford Corp...........................     81,000         960,660
 *Penn Traffic Co.......................        960             254
 #*Penn Treaty American Corp............    219,400         359,816
 Penn Virginia Corp.....................    104,800       4,349,200
 Penn-America Group, Inc................    215,575       2,328,210
 Pennfed Financial Services, Inc........     26,500         748,095
 Pep Boys - Manny, Moe & Jack...........  1,211,900      12,761,307
 *Perceptron, Inc.......................    159,500         767,195
 *Performance Technologies, Inc.........      6,800          46,036
 *Pericom Semiconductor Corp............     51,000         474,300
 *Perini Corp...........................     71,100         493,434
 #*Perry Ellis International, Inc.......     88,400       1,671,644
 *Per-Se Technologies, Inc..............    364,566       3,499,834
 *Petrocorp, Inc........................    102,600       1,293,786
 *Petroleum Development Corp............    274,564       2,520,498
 *Pharmacopeia, Inc.....................    371,593       3,894,295
 *Pharmacyclics, Inc....................    304,094       1,329,195
 *PharmChem, Inc........................     54,000          14,040
 Phillips-Van Heusen Corp...............    584,400       8,245,884
 *Phoenix Technologies, Ltd.............     98,498         458,016
 *Photo Control Corp....................      4,200           6,384
 *Photronics, Inc.......................    264,054       4,446,669
 *Piccadilly Cafeterias, Inc............    190,900         124,085
 *Pico Holdings, Inc....................    184,820       2,580,087
 Pilgrim's Pride Corp...................    165,600       1,011,816
 Pilgrims Pride Corp. Class B...........    542,400       4,697,184
 Pinnacle Bancshares, Inc...............     10,400         136,760
 *Pinnacle Entertainment, Inc...........    391,900       2,370,995
 Pioneer Standard Electronics, Inc......    643,054       5,877,514
 *Pixelworks, Inc.......................      3,100          25,668
 *PlanVista Corp........................    302,298         423,217
 *Plato Learning, Inc...................    300,473       1,583,493
 *Play By Play Toys and Novelties,
   Inc..................................     94,600             473
 *Plexus Corp...........................    183,312       2,199,744
 *PLX Technology, Inc...................    115,028         438,257
 PMA Capital Corp. Class A..............     19,400         180,032
 Pocahontas Bancorp, Inc................     69,800         837,600
 *Point West Capital Corp...............     14,300              14
 *Polycom, Inc..........................    155,605       1,979,296
 Polyone Corp...........................    412,300       2,053,254
 *Pomeroy Computer Resource, Inc........    253,100       2,579,089
 Pope & Talbot, Inc.....................    281,400       3,191,076
 Potlatch Corp..........................    402,300      10,005,201
 *PowerCerv Corp........................     20,666             827
 *Power-One, Inc........................    669,500       4,626,245

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Powerwave Technologies, Inc...........    318,744  $    2,215,271
 *PPT Vision, Inc.......................     89,000          66,750
 *PRAECIS Pharmaceuticals, Inc..........    698,131       3,602,356
 *Premier Financial Bancorp.............      1,100          10,891
 Presidential Life Corp.................    573,211       6,448,624
 #*PRG-Schultz International, Inc.......    113,200         792,400
 *Pricesmart, Inc.......................     33,250         507,395
 *Prime Hospitality Corp................    943,100       6,281,046
 *Prime Medical Services, Inc...........    226,600       1,268,960
 *Primus Knowledge Solutions, Inc.......    117,500          99,875
 *Printronix, Inc.......................     89,800         906,082
 *Printware, Inc........................      4,800           5,904
 *Procom Technology, Inc................      5,400           2,970
 *Procurenet, Inc.......................     22,400              22
 Programmers Paradise, Inc..............     86,900         209,429
 *Progressive Software Holding, Inc.....      5,680               6
 *Protection One, Inc...................  1,316,200       1,553,116
 *Proton Energy Systems, Inc............    488,100       1,644,897
 *Provant, Inc..........................    121,400          11,533
 Providence & Worcester Railroad Co.....     47,100         322,635
 Provident Financial Holdings, Inc......     36,800       1,120,928
 *PSS World Medical, Inc................    847,300       4,846,556
 *Psychiatric Solutions, Inc............     35,000         344,750
 *PTEK Holdings, Inc....................    678,200       3,424,910
 Pulaski Financial Corp.................     22,400         530,656
 Pulitzer, Inc..........................     10,800         543,024
 *Pure World, Inc.......................    100,500         322,605
 Pyramid Breweries, Inc.................    110,100         362,229
 *QEP Co., Inc..........................     29,000         251,430
 *QRS Corp..............................    130,700         615,597
 *Quaker City Bancorp, Inc..............      6,335         244,531
 Quaker Fabric Corp.....................    324,320       2,091,864
 *Quality Dining, Inc...................    217,600         456,960
 Quanex Corp............................    188,602       6,016,404
 *Quanta Services, Inc..................    870,250       5,230,203
 *Quicklogic Corp.......................    106,800         363,120
 *Quigley Corp..........................     22,100         142,545
 *Quovadx, Inc..........................    396,700       1,289,275
 *R & B, Inc............................    122,500       1,243,375
 *Radiologix, Inc.......................     24,600          66,420
 *RadiSys Corp..........................    181,732       1,935,446
 *Rag Shops, Inc........................     55,755         191,797
 *Railamerica, Inc......................    635,865       4,826,215
 *Ramsay Youth Services, Inc............     31,066         153,155
 *Range Resources Corp..................    731,991       4,391,946
 *RCM Technologies, Inc.................    234,100         795,940
 *RDO Equipment Co. Class A.............     93,200         555,472
 *Reading International, Inc. Class A...    213,799       1,197,274
 *Reading International, Inc. Class B...     14,660          76,599
 *RealNetworks , Inc....................        300           2,385
 *Recoton Corp..........................    151,732           1,290
 #*Redhook Ale Brewery, Inc.............    126,500         240,350
 *Refac.................................     11,357          55,195
 Regal-Beloit Corp......................    286,156       5,737,428
 *Regent Communications, Inc............    425,894       2,649,061
 *Register.Com, Inc.....................     78,955         473,730
 *Reliability, Inc......................    100,400          98,392
 Reliance Steel & Aluminum Co...........    172,800       3,319,488
 *Reliant Resources, Inc................     40,700         272,690
 *Relm Wireless Corp....................     59,254          32,590
 *Remec, Inc............................    715,550       4,908,673
                                           SHARES        VALUE+
                                           ------        ------
 *RemedyTemp, Inc.......................      7,800  $       83,616
 *Rentrak Corp..........................     63,000         369,936
 *Rent-Way, Inc.........................    506,400       2,385,144
 #*Reptron Electronics, Inc.............     73,300          32,985
 Republic Bankshares, Inc...............     92,400       2,157,540
 *Republic First Bancorp, Inc...........     66,730         555,194
 *Res-Care, Inc.........................    371,840       1,654,688
 *ResortQuest International, Inc........    379,100       1,535,355
 Resource America, Inc..................    411,600       3,741,444
 *Restoration Hardware, Inc.............     48,080         240,400
 *Retek, Inc............................      8,200          54,030
 *Rex Stores Corp.......................    216,350       2,704,375
 *Rexhall Industries, Inc...............     38,798          84,580
 *RF Monolithics, Inc...................    121,000         367,477
 Richardson Electronics, Ltd............    190,600       1,724,930
 Riggs National Corp....................    571,000       8,479,350
 *Riverside Group, Inc..................      3,200             112
 *Riverstone Networks, Inc..............      9,900          17,424
 Riverview Bancorp, Inc.................     59,100       1,034,250
 *Riviera Holdings Corp.................      5,500          28,325
 *Riviera Tool Co.......................     16,500          57,420
 *RMH Teleservices, Inc.................     82,800         336,996
 *Roadhouse Grill, Inc..................    174,800          52,440
 Roanoke Electric Steel Corp............    151,600       1,137,000
 Robbins & Myers, Inc...................    158,500       3,040,030
 *Robotic Vision Systems, Inc...........     70,000          35,000
 *Rochester Medical Corp................     29,000         342,200
 Rock of Ages Co........................     87,600         532,608
 Rock-Tenn Co. Class A..................    457,450       6,541,535
 *Rocky Shoes & Boots, Inc..............     72,000         647,280
 *Rofin-Sinar Technologies, Inc.........     52,800         837,936
 *Rogue Wave Software, Inc..............    147,100         353,040
 *Ross Systems, Inc.....................     21,300         291,384
 Roto-Rooter, Inc.......................     43,600       1,701,272
 *Rouge Industries, Inc. Class A........    271,100         124,706
 RPC, Inc...............................     82,400         964,080
 *RSA Security, Inc.....................    407,400       4,558,806
 *RTI International Metals, Inc.........    419,250       4,267,965
 *RTW, Inc..............................     93,850         335,045
 *Rural/Metro Corp......................    134,500         119,705
 *Rush Enterprises, Inc. Class A........    105,400         498,542
 *Rush Enterprises, Inc. Class B........    105,400         504,866
 Russell Corp...........................    479,000       9,570,420
 *Ryan's Family Steak Houses, Inc.......    524,500       6,739,825
 Ryerson Tull, Inc......................    465,039       4,115,595
 *S&K Famous Brands, Inc................     78,600       1,085,466
 *Safeguard Scientifics, Inc............    647,300       1,941,900
 *SafeNet, Inc..........................        735          20,448
 *Safety Components International,
   Inc..................................      1,155           8,287
 #*Salton, Inc..........................    230,300       2,144,093
 *San Filippo (John B.) & Son, Inc......     69,200       1,090,592
 Sanders Morris Harris Group, Inc.......     25,800         247,422
 Sanderson Farms, Inc...................     37,400         897,974
 *Sands Regent Casino Hotel.............     15,492          46,631
 *Sangamo BioSciences, Inc..............     19,200          75,072
 *Sapient Corp..........................        600           1,416
 #*Satcon Technology Corp...............    147,500          91,450
 *Saucony, Inc. Class A.................     35,800         413,490
 *Saucony, Inc. Class B.................     48,400         571,120
 Sauer-Danfoss, Inc.....................     92,400         873,180
 *SBS Technologies, Inc.................    170,616       1,550,899

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *ScanSoft, Inc.........................     20,377  $      118,166
 *Scheid Vineyards, Inc.................     34,100          99,743
 *Schieb (Earl), Inc....................     75,600         196,560
 *Schlotzskys, Inc......................    164,000         500,200
 Schnitzer Steel Industries, Inc.
   Class A..............................     82,200       2,803,020
 *Schuff International, Inc.............    106,600         189,215
 Schulman (A.), Inc.....................     30,500         522,465
 Schweitzer-Maudoit International,
   Inc..................................     60,200       1,447,810
 *SCM Microsystems, Inc.................    285,302       1,298,124
 Scope Industries, Inc..................      8,100         599,076
 SCPIE Holdings, Inc....................    150,700       1,409,045
 *SCS Transportation, Inc...............    230,050       2,976,847
 Seaboard Corp..........................     26,240       5,772,800
 *Seabulk International, Inc............     30,300         272,973
 *Seachange International, Inc..........      7,000          79,100
 Seacoast Financial Services Corp.......     91,846       1,873,658
 *Seacor Smit, Inc......................    399,250      15,566,758
 *Secom General Corp....................     11,500          17,538
 *SED International Holdings, Inc.......     11,350           5,335
 *SEEC, Inc.............................     87,900         102,843
 *Segue Software, Inc...................     68,200         168,454
 *Selas Corp. of America................     76,500         116,280
 *Selectica, Inc........................    643,400       2,078,182
 Selective Insurance Group, Inc.........    540,900      14,176,989
 *Seminis, Inc. Class A.................     91,846         298,500
 *Semitool, Inc.........................    414,200       2,427,212
 *SEMX Corp.............................     89,400           8,940
 *Seneca Foods Corp. Class B............     10,500         176,925
 *Sequa Corp. Class A...................     94,900       3,455,309
 *Sequa Corp. Class B...................     28,900       1,294,431
 *Sequenom, Inc.........................    445,500       1,220,670
 *SeraCare Life Sciences, Inc...........      2,680          10,586
 *Service Corp. International...........  4,419,200      18,383,872
 *Servotronics, Inc.....................        400             908
 #*Shaw Group, Inc......................    652,300       7,958,060
 *Shells Seafood Restaurants, Inc.......     42,100          29,470
 *Shiloh Industries, Inc................    164,700         559,980
 *Shoe Carnival, Inc....................    214,000       3,314,860
 *Shoe Pavilion, Inc....................      9,500          10,925
 *Sholodge, Inc.........................     71,600         233,416
 *Shopko Stores, Inc....................    620,200       7,250,138
 #*Sierra Pacific Resources.............      1,800           9,720
 *Sifco Industries, Inc.................     74,715         115,061
 *Sight Resource Corp...................     75,200           8,272
 *Sigmatron International, Inc..........     16,800         108,360
 *Signature Eyewear, Inc................     16,000           4,000
 *Silicon Graphics, Inc.................  1,681,500       1,933,725
 *Silicon Storage Technology, Inc.......    224,564       1,059,942
 #*Silicon Valley Bancshares............     18,800         473,948
 Simmons First National Corp. Class A...     77,000       1,571,570
 *Simon Worldwide, Inc..................    331,000           7,448
 *Simula, Inc...........................     78,650         235,950
 *Sinclair Broadcast Group, Inc.
   Class A..............................    564,200       6,855,030
 *Sipex Corp............................    494,200       2,342,508
 *Sitel Corp............................    469,800         671,814
 *Six Flags, Inc........................  1,393,800      10,495,314
 *Skechers U.S.A., Inc. Class A.........    125,700         940,236
 Skyline Corp...........................    118,700       3,399,568
 #*Skyworks Solutions, Inc..............    485,233       3,610,134
                                           SHARES        VALUE+
                                           ------        ------
 *Smart & Final Food, Inc...............    307,100  $    1,335,885
 *SmartDisk Corp........................     73,400           9,909
 *Smith & Wollensky Restaurant Group,
   Inc..................................     21,600          96,768
 Smith (A.O.) Corp......................    204,100       6,486,298
 Smith (A.O.) Corp. Convertible
   Class A..............................     70,050       2,226,189
 *Smithway Motor Express Corp.
   Class A..............................     73,800          71,586
 *Sola International, Inc...............    470,600       7,106,060
 *Somera Communications, Inc............     17,500          27,143
 *Sonic Automotive, Inc.................    232,600       4,340,316
 #*Sonic Foundry, Inc...................     22,800          14,136
 *Sonic Innovations, Inc................        100             415
 *SonicWALL, Inc........................    710,875       3,689,441
 *SOS Staffing Services, Inc............    229,000          84,730
 *Source Information Management, Inc....    220,400       1,595,696
 *Sourcecorp, Inc.......................    128,856       2,452,130
 South Jersey Industries, Inc...........    190,277       7,091,624
 *Southern Energy Homes, Inc............    161,100         275,481
 *Southwall Technologies, Inc...........    127,400         165,620
 Southwest Gas Corp.....................      1,700          36,125
 *Southwestern Energy Co................    469,900       7,057,898
 #*Spacehab, Inc........................    122,200         125,866
 Span-American Medical System, Inc......     24,000         210,000
 *Spanish Broadcasting System, Inc......    473,000       3,585,340
 *SPAR Group, Inc.......................      6,000          30,240
 Spartan Motors, Inc....................    109,245         934,045
 *Spartan Stores, Inc...................    121,600         318,592
 *Sparton Corp..........................    114,765         964,026
 *Spectrum Control, Inc.................    173,800         935,044
 *SpeechWorks International, Inc........     61,800         305,292
 *Speizman Industries, Inc..............     40,400          25,856
 *Spherion Corp.........................    968,200       5,102,414
 *Spiegel, Inc. Class A Non-Voting......     49,000           5,023
 #*Spinnaker Exploration Co.............    453,600      12,002,256
 *Sport Chalet, Inc.....................     45,900         321,300
 *Sport Supply Group, Inc...............    105,400         189,720
 *Sport-Haley, Inc......................     60,800         230,736
 *Sports Authority, Inc.................    422,500       4,174,300
 *Sports Club Co., Inc..................    116,000         324,800
 *SportsLine.Com, Inc...................    227,300         327,312
 *SPS Technologies, Inc.................    150,650       3,785,835
 *SRI/Surgical Express, Inc.............     52,500         288,750
 *SSE Telecom, Inc......................     81,400             285
 St. Francis Capital Corp...............    122,000       3,500,180
 *Stamps.com, Inc.......................    418,463       2,134,161
 Standard Commercial Corp...............    245,280       4,390,512
 *Standard Management Corp..............    134,600         538,400
 *Standard Microsystems Corp............    238,342       3,525,078
 Standard Motor Products, Inc.
   Class A..............................    193,350       2,442,011
 Standard Pacific Corp..................    530,800      18,248,904
 Standard Register Co...................    271,400       4,741,358
 Stanley Furniture, Inc.................     27,900         726,795
 *Star Buffet, Inc......................      7,200          15,552
 *Star Multi Care Service, Inc..........      6,344             476
 Starrett (L.S.) Co. Class A............     66,300         847,314
 State Auto Financial Corp..............     39,300         918,834
 State Financial Services Corp.
   Class A..............................    100,800       2,222,640

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Steel Dynamics, Inc...................    580,575  $    7,768,094
 Steel Technologies, Inc................    212,900       2,214,160
 *SteelCloud Co.........................      5,900           9,086
 *Stein Mart, Inc.......................     36,823         216,151
 *Steinway Musical Instruments, Inc.....     83,300       1,112,055
 *Stellent, Inc.........................    430,700       2,360,236
 Stepan Co..............................    128,900       3,178,674
 Stephan Co.............................     51,500         187,975
 *Sterling Financial Corp...............     31,240         744,137
 Stewart & Stevenson Services, Inc......    564,200       8,135,764
 *Stewart Enterprises, Inc..............  2,451,000      10,294,200
 *Stewart Information Services Corp.....    322,200       9,005,490
 *Stifel Financial Corp.................     92,072       1,152,741
 *Stillwater Mining Co..................    583,800       2,498,664
 *STM Wireless, Inc. Class A............     78,000             780
 *Stoneridge, Inc.......................    406,700       4,790,926
 *StorageNetworks, Inc..................    362,800         497,036
 *Strategic Distribution, Inc...........     65,178         912,557
 *Stratos Lightwave, Inc................     33,520         175,980
 *Stratus Properties, Inc...............     94,450         784,029
 Stride Rite Corp.......................    612,400       5,511,600
 *Suburban Lodges of America, Inc.
   Escrow Shares........................    241,100               0
 *Summa Industries, Inc.................     41,700         297,738
 *Sundance Homes, Inc...................     40,500             263
 *Sunland Entertainment Co., Inc........      5,240           3,930
 *SunLink Health Systems, Inc...........     65,400         148,458
 #*Sunrise Assisted Living, Inc.........    416,200      10,405,000
 *Sunrise Telecom, Inc..................      3,100           6,975
 *Suntron Corp..........................     92,475         284,823
 #*Supergen, Inc........................      1,600           8,064
 *Superior Consultant Holdings Corp.....      3,900          10,698
 #*Superior Telecom, Inc................    232,800           2,794
 Superior Uniform Group, Inc............    136,400       1,514,040
 *Supreme Industries, Inc...............     27,900         147,173
 Susquehanna Bancshares, Inc............    135,772       3,129,545
 *Swift Energy Corp.....................    545,700       6,466,545
 *Switchboard, Inc......................     26,200         103,228
 SWS Group, Inc.........................    254,200       4,766,250
 *Sycamore Networks, Inc................    841,804       3,577,667
 *Sykes Enterprises, Inc................    207,230       1,054,801
 *Sylvan Learning Systems, Inc..........     25,561         533,202
 *Sylvan, Inc...........................     99,900       1,094,205
 *Symmetricom, Inc......................    598,419       2,782,648
 *Symphonix Devices, Inc................      2,200              75
 *Syms Corp.............................    277,900       2,034,228
 *Synalloy Corp.........................     88,350         459,420
 *Synbiotics Corp.......................     72,400          10,860
 Sypris Solutions, Inc..................     23,150         212,980
 *Systemax, Inc.........................    408,500       1,511,450
 *Systems & Computer Technology Corp....    110,200         919,068
 *T-3 Energy Services, Inc..............        880           6,160
 *Taitron Components, Inc...............      6,500           7,475
 *Tandy Brand Accessories, Inc..........     63,700         684,775
 *Tanning Technology Corp...............        400             452
 *Tarrant Apparel Group.................     29,800         107,280
 Tasty Baking Co........................      5,500          50,050
 TB Woods Corp..........................     92,900         510,950
 *TBA Entertainment Corp................    132,500         112,625
 *TBC Corp..............................    250,500       4,509,000
                                           SHARES        VALUE+
                                           ------        ------
 *TEAM America, Inc.....................      2,500  $        2,500
 *Team, Inc.............................     75,600         589,680
 *TeamStaff, Inc........................     67,600         146,016
 *Technical Communications Corp.........      6,300           5,828
 *Technical Olympic USA, Inc............      2,000          50,000
 Technology Research Corp...............     65,400         196,854
 *Technology Solutions Corp.............     64,000          72,320
 *TechTeam Global, Inc..................    259,800       1,701,690
 Tecumseh Products Co. Class A..........    286,800      11,027,460
 Tecumseh Products Co. Class B..........     15,600         575,796
 *Tegal Corp............................     66,300          49,062
 *Teletech Holdings, Inc................     37,100         167,692
 *Telular Corp..........................      2,600          12,090
 *Temtex Industries, Inc................     35,700           4,641
 *Tenneco Automotive, Inc...............    813,420       3,123,533
 *Terayon Communication Systems, Inc....    105,400         311,984
 *Terex Corp............................    923,800      16,397,450
 *Terra Industries, Inc.................  1,539,700       2,263,359
 *Tesoro Petroleum Corp.................  1,331,600       9,334,516
 Texas Industries, Inc..................    422,162       9,334,002
 TF Financial Corp......................     36,000       1,098,000
 The Banc Corp..........................     24,500         159,250
 *The Beard Co..........................     22,500          23,738
 *The Rowe Companies....................      9,400          17,860
 *Theragenics Corp......................    242,700       1,033,902
 *TheStreet.com, Inc....................    286,800       1,502,832
 *Third Wave Technologies...............    170,500         670,065
 *Thomas & Betts Corp...................     79,600       1,224,248
 *Thoratec Corp.........................    324,265       4,452,158
 *Three-Five Systems, Inc...............    434,000       2,942,520
 *TIBCO Software, Inc...................      3,900          18,915
 *Tickets.com, Inc......................     14,500           6,525
 *TII Network Technologies, Inc.........     98,200          33,388
 Timberland Bancorp, Inc................     56,400       1,193,424
 *Timco Aviation Services, Inc..........     11,922           3,934
 *Time Warner Telecom, Inc..............    129,753         752,567
 Timken Co..............................    268,300       4,394,754
 *Tipperary Corp........................    126,900         266,490
 Titan International, Inc...............    260,900         182,630
 *Titan Pharmaceuticals, Inc............     86,500         193,760
 *Titanium Metals Corp..................     57,930       1,370,045
 *TLC Vision Corp.......................    143,070         500,745
 Todd Shipyards Corp....................     70,050         987,705
 *Todhunter International, Inc..........     73,100         736,848
 *Tower Automotive, Inc.................  1,122,650       4,030,314
 *Traffix, Inc..........................    266,400         764,302
 *Trailer Bridge, Inc...................    111,200         333,600
 *Trammell Crow Co......................    111,800       1,133,652
 *Trans World Entertainment Corp........    743,387       2,943,813
 *Transact Technologies, Inc............      2,700          34,644
 *Transcat, Inc.........................     60,000          84,000
 *Transgenomic, Inc.....................      7,900          14,615
 *Transkaryotic Therapies, Inc..........    186,309       1,382,413
 Trans-Lux Corp.........................      2,746          16,751
 *Transmeta Corp........................     59,900          93,444
 *Transmontaigne Oil Co.................    410,650       1,975,227
 *Transport Corp. of America............     20,000         121,600
 *Transportation Components, Inc........    310,800           2,176
 *Transpro, Inc.........................    126,400         519,504
 *Transtechnology Corp..................     97,300         511,798

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Tredegar Industries, Inc...............    336,200  $    4,740,420
 #Trenwick Group, Ltd...................    199,776          35,960
 *Trico Marine Services, Inc............    652,700       1,794,925
 *Trident Microsystems, Inc.............    255,850       1,496,723
 #Trinity Industries, Inc...............    916,100      15,848,530
 *TriPath Imaging, Inc..................     76,587         520,792
 *Tripos, Inc...........................     39,632         241,319
 *Triquint Semiconductor, Inc...........    483,237       2,242,220
 *Triumph Group.........................    243,300       7,666,383
 *TriZetto Group, Inc...................    763,529       4,619,350
 *TRM Corp..............................     98,200         169,886
 *Trover Solutions, Inc.................    123,200         715,792
 *Trump Hotels & Casino Resorts, Inc....    358,700         720,987
 *TTM Technologies, Inc.................    268,600       1,243,618
 *Tumbleweed Communications Corp........     37,100          74,200
 *Turnstone Systems, Inc................    644,248       1,707,257
 *Tut Systems, Inc......................     13,500          48,195
 *Tweeter Home Entertainment Group,
   Inc..................................    437,725       3,335,465
 Twin Disc, Inc.........................     37,200         489,180
 *Twinlab Corp..........................    337,600          91,152
 *Tyler Technologies, Inc...............    258,200       1,172,228
 *U.S. Concrete, Inc....................    261,109       1,028,769
 #*U.S. Diagnostic, Inc.................     20,800              21
 *U.S. Industries, Inc..................  1,219,200       5,205,984
 *U.S. Xpress Enterprises, Inc. Class
   A....................................    163,490       1,988,038
 *Ubics, Inc............................     52,500          11,813
 *UICI..................................    923,800      13,238,054
 UIL Holdings Corp......................      1,200          52,956
 *Ulticom, Inc..........................    210,600       2,053,350
 *Ultralife Batteries, Inc..............    136,700       1,212,529
 *Ultratech Stepper, Inc................     97,200       1,713,636
 UMB Financial Corp.....................    228,942       9,615,564
 #*Unapix Entertainment, Inc............      9,300               5
 *Unico American Corp...................     72,700         276,987
 *Unifi, Inc............................  1,031,400       7,126,974
 Unifirst Corp..........................    160,800       2,894,400
 *Uni-Marts, Inc........................    103,200         187,824
 *Uniroyal Technology Corp..............      3,700              57
 *United American Healthcare Corp.,.....     17,950          27,823
 *United Auto Group, Inc................    668,400      12,565,920
 United Community Financial Corp........    480,605       4,402,342
 United Fire & Casualty Co..............     44,450       1,444,181
 United Industrial Corp.................        300           4,407
 *United Rentals, Inc...................  1,056,500      13,502,070
 *United Retail Group, Inc..............    226,100         429,364
 *United Road Services, Inc.............      5,380             484
 *Universal Access Global Holdings,
   Inc..................................      5,000           1,650
 *Universal American Financial Corp.....     99,985         649,903
 *Universal Compression Holdings, Inc...    328,950       6,973,740
 Universal Forest Products, Inc.........     74,057       1,427,078
 *Universal Stainless & Alloy Products,
   Inc..................................    118,900         628,981
 *Unova, Inc............................  1,201,400      12,422,476
 *Urologix, Inc.........................    126,200         391,220
 *URS Corp..............................    330,616       5,527,900
 *US Energy Corp........................     25,700         122,538
 *US Liquids, Inc.......................     68,850          13,770
 #*US Oncology, Inc.....................  1,758,574      15,035,808
 *USA Truck, Inc........................     71,600         665,880
                                           SHARES        VALUE+
                                           ------        ------
 Usec, Inc..............................  1,523,200  $    9,535,232
 USF Corp...............................    385,735      11,548,906
 *V.I. Technologies, Inc................        100             127
 *Vail Resorts, Inc.....................    381,475       4,501,405
 #*Valence Technology, Inc..............      4,800          21,216
 Valhi, Inc.............................    231,252       2,183,019
 *Valley National Gases, Inc............     13,800          72,450
 *Valpey Fisher Corp....................     10,350          26,237
 *Value City Department Stores, Inc.....    557,100       1,654,587
 *ValueClick, Inc.......................    230,500       1,177,855
 *Valuevision Media, Inc. Class A.......    114,200       1,566,824
 *Vans, Inc.............................    345,395       2,410,857
 *Variflex, Inc.........................     68,100         377,955
 *Varsity Brands, Inc...................    125,400         809,457
 *Vascular Solutions, Inc...............     21,400          24,396
 *Vastera, Inc..........................     55,900         271,115
 *Veeco Instruments, Inc................    400,439       7,724,468
 *Verilink Corp.........................    110,800         126,312
 *Veritas DGC, Inc......................    587,600       5,494,060
 *Versar, Inc...........................        400           1,100
 #*Verso Technologies, Inc..............    168,935         219,616
 *Verticalbuyer Inc.....................      7,773              89
 Vesta Insurance Group, Inc.............    614,000       1,553,420
 *Viasat, Inc...........................     86,100       1,045,943
 *Vical, Inc............................    247,768       1,048,059
 *Vicon Industries, Inc.................     71,500         200,200
 *Vicor Corp............................    173,711       1,514,760
 #*Video Display Corp...................     60,740         402,645
 #*Viewpoint Corp.......................      5,300           6,572
 *Vignette Corp.........................    927,600       2,226,240
 *Viisage Technology, Inc...............     14,600          67,890
 Vintage Petroleum, Inc.................  1,273,500      15,027,300
 Virco Manufacturing Corp...............     60,786         534,309
 *Vision Twenty-One, Inc................     17,400              35
 Visteon Corp...........................  1,071,414       6,589,196
 *Visual Networks, Inc..................     26,900          38,225
 #*Vitech America, Inc..................        700               2
 *Vitesse Semiconductor, Inc............    199,200         999,984
 *Volt Information Sciences, Inc........    279,200       3,769,200
 Vulcan International Corp..............     11,200         385,280
 *Vyyo, Inc.............................     40,799         124,437
 *Wabash National Corp..................    507,500       6,338,675
 Walter Industries, Inc.................     39,290         463,622
 #*Warnaco Group, Inc...................    119,700             120
 Washington Savings Bank FSB............     37,650         310,613
 *Waste Industries USA, Inc.............    238,100       1,676,224
 *WatchGuard Technologoes, Inc..........    640,500       3,202,500
 *Water Pik Technologies, Inc...........     88,600         578,558
 *Waterlink, Inc........................    248,300          18,623
 Watsco, Inc. Class A...................    331,800       5,209,260
 Watts Industries, Inc. Class A.........    232,600       4,070,500
 Wausau-Mosinee Paper Corp..............    752,900       8,470,125
 Waypoint Financial Corp................     17,557         328,491
 *Webb Interactive Services, Inc........      4,200           3,780
 *Webco Industries, Inc.................     93,900         296,724
 *Weider Nutrition International,
   Inc..................................    166,500         387,945
 #Wellco Enterprises, Inc...............      4,600          51,060
 Wellman, Inc...........................    711,700       8,006,625
 *Wells-Gardner Electronics Corp........     58,325         129,482
 *WESCO International, Inc..............      1,600           7,904
 West Pharmaceutical Services, Inc......    155,800       3,916,812

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Westaff, Inc..........................     23,700  $       52,259
 Westbank Corp..........................      1,470          20,918
 *Westcoast Hospitality Corp............    290,000       1,102,000
 Westcorp, Inc..........................    272,875       7,585,925
 *Westell Technologies, Inc.............    450,900       3,471,930
 Western Ohio Financial Corp............     23,400         573,768
 *Western Power & Equipment Corp........      4,091             614
 *WFS Financial, Inc....................    116,200       3,341,796
 *Whitehall Jewelers, Inc...............     27,500         263,450
 #*WHX Corp.............................    111,433         225,095
 #*Wickes, Inc..........................     49,400          52,364
 *Williams Industries, Inc..............      3,400          12,070
 *Willis Lease Finance Corp.............    117,000         590,850
 *Wilshire Financial Services Group,
   Inc..................................      2,092           8,473
 *Wilshire Oil Co. of Texas.............    113,590         504,340
 *Wilsons The Leather Experts, Inc......    347,475       1,987,557
 *Wind River Systems, Inc...............    186,020         691,994
 #*Wire One Technologies, Inc...........    146,600         403,150
 *Wireless WebConnect!, Inc.............      4,500              23
 *Wiser Oil Co..........................    168,675         846,749
 *Witness Systems, Inc..................     29,300         122,181
 Wolohan Lumber Co......................     21,678         510,625
 *Wolverine Tube, Inc...................    222,800       1,314,520
 Woodhead Industries, Inc...............     47,800         589,374
 *Workflow Management, Inc..............    222,054         846,026
 World Fuel Services Corp...............     58,695       1,450,353
 *Worldwide Restaurant Concepts, Inc....    263,100         749,835
 *Xanser Corp...........................     53,500         125,725
 *Xeta Corp.............................      8,500          33,405
 #*XM Satellite Radio Holdings, Inc.....    707,322       8,021,031
 *Yellow Corp...........................    219,697       5,773,637
 *Zale Corp.............................    199,800       7,262,730
 *Zany Brainy, Inc......................    164,605             658
 *Zapata Corp...........................     31,610       1,138,592
 Ziegler Co., Inc.......................      8,200         123,820
 *Zoltek Companies, Inc.................    231,500         659,775
 *Zomax, Inc............................    199,936         665,787
 #*Zonagen, Inc.........................      5,900           9,499
 *Zones, Inc............................    173,400         178,602
 *Zygo Corp.............................    327,133       2,296,474
 *Zymetx, Inc...........................     16,400             246
                                                     --------------
TOTAL COMMON STOCKS
  (Cost $3,257,795,613).................              3,227,783,165
                                                     --------------
RIGHTS/WARRANTS -- (0.0%)
 *American Banknote Corp. Warrants
   Series 1 10/01/07....................        257               2
 *American Banknote Corp. Warrants
   Series 2 10/10/07....................        257               3
 #*Angeion Corp. Warrants 10/31/07......        315               0
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................    142,110         518,701
 *CSF Holding, Inc. Litigation Rights...     40,500               0
 *Del Global Technologies Corp. Warrants
   03/28/08.............................     19,927          16,440
 *Imperial Credit Industries, Inc.
   Warrants 01/31/08....................      4,082               0
 *Imperial Sugar Co. Warrants 08/29/08..      9,694           3,490
 *Lodgian, Inc. Class A Warrants
   11/25/07.............................      3,433             877
                                           SHARES        VALUE+
                                           ------        ------
 *Lodgian, Inc. Class B Warrants
   11/25/09.............................     10,609  $        2,711
 *Magnum Hunter Resources Warrants
   03/21/05.............................      9,740           3,458
 Navidec, Inc. Rights 06/08/03..........        400              72
 PMR Corp. Contingent Value Rights
   08/05/04.............................    105,000              10
 *Timco Aviation Services Warrants
   02/27/07.............................     25,879             259
                                                     --------------
TOTAL RIGHTS/WARRANTS
  (Cost $6,107,175).....................                    546,023
                                                     --------------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
BONDS -- (0.0%)
 *Del Global Technologies Corp.
   Subordinated Promissory Note 6.000%,
   03/28/07.............................  $      40               0
 *Timco Aviation Services, Inc. Jr
   Subordinated Note 8.000%, 01/02/07...          5               0
                                                     --------------
TOTAL BONDS
  (Cost $0).............................                          0
                                                     --------------
TEMPORARY CASH INVESTMENTS -- (6.7%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $95,366,000 FNMA
   Discount Notes 1.14%, 01/09/04,
   valued at $94,769,963) to be
   repurchased at $93,378,337
   (Cost $93,369,000)...................     93,369      93,369,000
 Repurchase agreements in a Pooled Cash
   Account, UBS Warburg, rates ranging
   from 1.15% to 1.24%, 06/02/03
   (Collateralized by $1,800,000,000
   U.S. Treasury Obligations, rates
   ranging from 1.875% to 12.50%,
   maturities ranging from 09/30/04 to
   05/15/30, valued at $138,341,323) to
   be repurchased at $128,745,805 (.)
   (Cost $138,341,323)..................    138,341     138,341,323
                                                     --------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $231,710,323)...................                231,710,323
                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,495,613,111)++...............             $3,460,039,511{/\}
                                                     ==============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $3,496,443,176
{/\} Includes $124,498,870 of securities on loan. (See Note J)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                           THE U.S. SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                           SHARES       VALUE+
                                           ------       ------
COMMON STOCKS -- (88.4%)
 *#1-800 CONTACTS, Inc..................    15,500  $      367,195
 *1-800-FLOWERS.COM, Inc................    33,297         278,030
 1st Source Corp........................    24,131         412,881
 21st Century Holding Co................     1,100          13,321
 *#24/7 Media, Inc......................    15,900           7,791
 *3-D Systems Corp......................    11,500          71,875
 *3TEC Energy Corp......................    16,500         282,975
 *4Kids Entertainment, Inc..............    15,800         274,920
 *7-Eleven, Inc.........................   139,200       1,376,688
 *#8X8, Inc.............................    19,200           6,720
 *@Road, Inc............................    66,300         584,766
 *A. B. Watley Group, Inc...............     9,400           2,585
 *A.C. Moore Arts & Crafts, Inc.........    22,500         382,500
 *A.D.A.M., Inc.........................       700             889
 *#aaiPharma, Inc.......................    47,250         688,432
 *Aames Financial Corp..................       240             451
 *AAON, Inc.............................    13,100         200,823
 AAR Corp...............................    38,100         171,450
 Aaron Rents, Inc. Class A..............     3,800          82,460
 Aaron Rents, Inc. Class B..............    14,400         345,456
 *Abaxis, Inc...........................    18,300         102,480
 ABC Bancorp............................     8,310         119,415
 *Abgenix, Inc..........................   114,034       1,225,865
 Abington Bancorp, Inc..................     3,200          72,000
 *#Abiomed, Inc.........................    25,200         125,748
 *Ablest, Inc...........................     2,100           9,870
 ABM Industries, Inc....................    64,700         956,266
 Abrams Industries, Inc.................       200             810
 *Acacia Research-Acacia Technologies
   Common Stock.........................    21,560          26,950
 *Acacia Research-CombiMatrix Corp......    12,034          26,956
 *Acceptance Insurance Companies,
   Inc..................................    13,500             162
 *Access Pharmaceuticals, Inc...........    14,400          34,128
 *#Acclaim Entertainment, Inc...........    69,800          54,444
 *Accredo Health, Inc...................    27,200         578,272
 *Accrue Software, Inc..................    18,800             714
 *Ace Cash Express, Inc.................    10,100         108,070
 *Ace Comm Corp.........................     7,500           7,125
 Aceto Corp.............................    14,000         259,700
 *Aclara Biosciences, Inc...............    36,300         121,605
 *Acme Communications, Inc..............    23,500         194,180
 *Acme United Corp......................     3,400          12,546
 *ACT Manufacturing, Inc................     4,600              37
 *ACT Teleconferencing, Inc.............    10,700          18,618
 *Actel Corp............................    31,800         705,642
 *#Acterna Corp.........................   149,200           4,178
 Action Performance Companies, Inc......    23,200         467,248
 *Active Power, Inc.....................    45,100          86,141
 *Activision, Inc.......................    84,629       1,437,000
 *Actuant Corp..........................    15,240         659,282
 *Actuate Corp..........................    67,000         120,600
 *ACTV, Inc.............................    55,700          50,130
 Acuity Brands, Inc.....................    27,700         458,989
 *Acxiom Corp...........................     4,000          59,960
 Adams Resources & Energy, Inc..........     4,200          34,566
                                           SHARES       VALUE+
                                           ------       ------
 *Adaptec, Inc..........................   134,000  $    1,072,000
 *ADE Corp..............................    13,600         101,592
 *Adept Technology, Inc.................     7,100           2,485
 *#Administaff, Inc.....................    39,300         351,735
 *Adolor Corp...........................    41,000         526,850
 *#Adtran, Inc..........................     9,700         468,607
 *Advanced Digital Information Corp.....    80,500         847,665
 *Advanced Energy Industries, Inc.......    44,900         603,456
 *Advanced Magnetics, Inc...............     6,600          31,020
 Advanced Marketing Services, Inc.......    22,850         255,920
 *Advanced Materials Group, Inc.........       237              59
 *Advanced Neuromodulation Systems,
   Inc..................................    17,000         815,490
 *Advanced Nutraceuticals, Inc..........       700             490
 *Advanced Photonix, Inc. Class A.......     9,000           8,190
 *Advanced Power Technology, Inc........    11,600          58,000
 Advanta Corp. Class A..................    12,217         113,740
 Advanta Corp. Class B Non-Voting.......    20,494         201,866
 *Advent Software, Inc..................    38,300         575,649
 *Advo, Inc.............................    25,800       1,056,510
 *Aehr Test Systems.....................     7,100          20,377
 *AEP Industries, Inc...................    11,000          76,450
 *AeroCentury Corp......................       300           1,029
 *Aeroflex, Inc.........................    76,750         602,487
 *#Aerosonic Corp.......................     3,900          36,309
 *Aether Systems, Inc...................    49,742         239,259
 *Aetrium, Inc..........................     9,300          16,275
 *AFC Enterprises, Inc..................    39,800         732,320
 *#Affiliated Managers Group, Inc.......    26,100       1,435,500
 *Affinity Technology Group, Inc........    29,100           4,947
 *Aftermarket Technology Corp...........    31,500         329,175
 *AG Services America, Inc..............     5,400          31,590
 *Agile Software Corp...................    60,600         570,852
 *#Agility Capital, Inc.................     5,900              38
 *AHL Services, Inc.....................    14,400          19,224
 *Air Methods Corp......................    11,900          93,415
 Airborne, Inc..........................    66,600       1,367,298
 *Airgas, Inc...........................    62,500       1,131,250
 *Airnet Systems, Inc...................    10,100          32,118
 *#Airtran Holdings, Inc................    99,100         735,322
 *AK Steel Holding Corp.................   128,900         381,544
 *Akamai Technologies, Inc..............   135,400         495,564
 *Akorn, Inc............................    19,500          18,525
 *#Aksys, Ltd...........................    31,600         284,400
 Alabama National Bancorporation........    15,000         720,000
 Alamo Group, Inc.......................     9,700         117,079
 *Alaris Medical, Inc...................    71,300         891,250
 *Alaska Air Group, Inc.................    37,200         707,172
 *Alaska Communications Systems Group,
   Inc..................................    22,200          68,820
 Albany International Corp. Class A.....    33,472         891,025
 *Albany Molecular Research, Inc........    40,578         550,238
 Albemarle Corp.........................    45,000       1,204,650
 *Alcide Corp...........................     2,300          24,930
 *Alderwoods Group, Inc.................     6,000          35,160
 *Aldila, Inc...........................     4,633           7,978
 Alexander & Baldwin, Inc...............    48,000       1,304,640

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Alexion Pharmaceuticals, Inc..........    23,100  $      323,631
 Alfa Corp..............................    98,100       1,258,623
 Alico, Inc.............................     7,000         164,780
 *Align Technology, Inc.................    69,912         708,209
 *#Alkermes, Inc........................    83,801       1,080,195
 *All American Semiconductor, Inc.......     4,000           8,960
 Allcity Insurance Co...................       200             546
 #Allegheny Energy, Inc.................   126,700       1,101,023
 Allegheny Technologies, Inc............    96,300         633,654
 Allegiant Bancorp, Inc.................    21,263         394,216
 Allen Organ Co. Class B................       800          29,396
 *Allen Telecom, Inc....................    34,200         603,630
 *#Alliance Gaming Corp.................    61,560         992,347
 *Alliance Imaging, Inc.................    67,800         315,270
 *Alliance Semiconductor Corp...........    46,500         197,625
 *Allied Defense Group, Inc.............     5,900         100,005
 *Allied Healthcare International,
   Inc..................................    19,300          77,007
 *Allied Healthcare Products, Inc.......     6,700          22,847
 *Allied Holdings, Inc..................     8,300          24,900
 *Allied Motion Technologies, Inc.......     2,900           5,191
 *Allmerica Financial Corp..............    62,600       1,096,126
 *#Allos Therapeutics, Inc..............    35,200         116,160
 *Allou Health Care, Inc. Class A.......     7,100           7,597
 *Alloy, Inc............................    50,500         350,975
 *Allscripts Healthcare Solutions,
   Inc..................................    54,500         212,550
 *Almost Family, Inc....................     1,600           9,824
 *Alpha Technologies Group, Inc.........     7,100           9,940
 *Alphanet Solutions, Inc...............     6,600          26,598
 Alpharma, Inc. Class A.................    51,600       1,084,632
 *Alpine Group, Inc.....................    22,000          14,080
 *Alteon, Inc...........................    49,300         242,063
 *#Alterra Healthcare Corp..............    23,700               2
 *Altris Software, Inc..................     1,202             240
 *Ambassadors Group, Inc................     9,800         139,846
 *Ambassadors, Inc......................     9,800         116,228
 *AMC Entertainment, Inc................    38,600         401,826
 *Amcast Industrial Corp................     8,500           8,500
 Amcol International Corp...............    36,500         251,850
 Amcore Financial, Inc..................    32,200         774,732
 *#Amedisys, Inc........................     1,400           8,105
 *AMEN Properties, Inc..................     1,975           4,999
 *Amerco, Inc...........................    22,600         108,706
 *America Services Group, Inc...........     4,600          72,450
 *America West Holdings Corp.
   Class B..............................    42,600         173,382
 *American Axle & Manufacturing
   Holdings, Inc........................     7,700         192,500
 *American Banknote Corp................        88              25
 American Biltrite, Inc.................     3,400          25,500
 *American Building Control, Inc........    14,000          12,600
 #American Business Financial Services,
   Inc..................................     4,613          47,883
 #American Capital Strategies, Ltd......    56,600       1,548,010
 *American Claims Evaluation, Inc.......     1,000           1,750
 *American Dental Partners, Inc.........     7,200          65,167
 *American Eagle Outfitters, Inc........     3,000          50,970
 *American Ecology Corp.................    14,350          39,462
 *American Greetings Corp. Class A......    76,300       1,352,799
 *#American Healthways, Inc.............    21,550         556,658
 American Home Mortgage Holdings,
   Inc..................................    19,726         323,309
 *American Indemnity Financial Escrow...       800             800
                                           SHARES       VALUE+
                                           ------       ------
 *American Independence Corp............     8,400  $       76,020
 *#American Italian Pasta Co............    21,600         946,512
 *American Locker Group, Inc............       300           4,770
 *American Management Systems, Inc......    51,000         697,170
 *American Medical Electronics, Inc.
   (Escrow-Bonus).......................     4,400               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)....................     4,400               0
 *American Medical Security Group,
   Inc..................................    16,700         318,636
 *#American Medical Systems Holdings,
   Inc..................................    59,500         948,430
 *American Pacific Corp.................     7,100          55,451
 *#American Pharmaceutical Partners,
   Inc..................................    28,500         832,770
 *American Physicians Capital, Inc......     9,800         229,604
 *American Physicians Services Group,
   Inc..................................       100             470
 *American Retirement Corp..............    25,000          44,500
 *American Science & Engineering, Inc...     8,900          81,880
 American Shared Hospital Services......     3,700          17,168
 *American Software, Inc. Class A.......    23,900         119,763
 American States Water Co...............    18,950         483,225
 *American Superconductor Corp..........    27,900         116,343
 *American Technical Ceramics Corp......     8,000          38,720
 *#American Tower Corp..................   100,200         897,792
 American Vanguard Corp.................       414           7,634
 *American West Bancorporation..........     2,429          42,750
 American Woodmark Corp.................    11,500         539,235
 Americana Bancorp, Inc.................     2,712          39,378
 *America's Car-Mart, Inc...............     8,500         152,141
 *Americredit Corp......................    47,800         449,320
 *AMERIGROUP Corp.......................    15,300         534,276
 AmeriServe Financial, Inc..............    16,900          55,094
 *Ameristar Casinos, Inc................    34,200         564,300
 *Ameritrade Holding Corp...............    15,600         122,928
 Ameron International Corp..............     7,800         272,142
 AmerUs Group Co........................    46,844       1,260,572
 *#Ames Department Stores, Inc..........    12,800              14
 Ametek, Inc............................    36,300       1,350,723
 *Amistar Corp..........................     1,600           1,536
 *Amkor Technology, Inc.................    86,128         958,605
 *AML Communications, Inc...............     7,800           1,872
 *AMN Healthcare Services, Inc..........    48,900         557,460
 Ampco-Pittsburgh Corp..................     9,600         137,280
 *Ampex Corp. Class A...................    28,500           4,560
 *Amrep Corp............................     6,500          76,310
 *Amresco, Inc..........................    10,460               0
 *#Amsurg Corp..........................    26,689         751,829
 *Amtech Systems, Inc...................     1,900           7,125
 *Amwest Insurance Group, Inc...........     3,894              23
 *AMX Corp..............................    11,000          24,530
 *Amylin Pharmaceuticals, Inc...........    16,650         330,336
 *Anacomp, Inc..........................         5              41
 *Anadigics, Inc........................    33,800         102,414
 Analogic Corp..........................    16,200         826,200
 *Analysts International Corp...........    26,600          57,190
 *Analytical Surveys, Inc...............       730             825
 *Anaren Microwave, Inc.................    27,500         279,950
 Anchor Bancorp Wisconsin, Inc..........    31,340         717,059
 Andersons, Inc.........................     8,200         107,740
 *#Andrew Corp..........................   109,904       1,092,446

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Andrx Group...........................    47,610  $      916,492
 *Angeion Corp..........................       215             146
 Angelica Corp..........................     9,800         175,224
 *Angelo & Maxie's, Inc.................     2,016           4,838
 *Angiotech Pharmaceuticals, Inc........     2,196          65,243
 *#Anicom, Inc..........................    23,000               2
 *Anika Therapeutics, Inc...............     9,900          31,482
 *Anixter International, Inc............    47,800       1,143,376
 *Ann Taylor Stores Corp................    62,800       1,605,796
 *Ansoft Corp...........................    14,700         159,054
 *AnswerThink Consulting Group, Inc.....    52,400         112,136
 *Ansys, Inc............................    20,400         582,420
 *Anthony and Sylvan Pools Corp.........     3,768           9,420
 *#Antigenics, Inc......................    47,313         580,531
 *AP Pharma, Inc........................    19,900          24,278
 *APA Optics, Inc.......................    11,800          25,960
 *APAC Teleservices, Inc................    59,550         182,818
 *#Aphton Corp..........................    29,639         207,473
 Apogee Enterprises, Inc................    36,200         380,100
 Applica, Inc...........................    27,900         170,190
 *Applied Extrusion Technologies, Inc...    12,900          26,832
 *Applied Films Corp....................    15,500         344,875
 *Applied Graphics Technologies, Inc....     8,440           3,798
 *Applied Imaging Corp..................    15,800          27,334
 Applied Industrial Technologies, Inc...    22,700         434,705
 *Applied Innovation, Inc...............    15,100          51,189
 *Applied Molecular Evolution, Inc......    25,100         118,723
 Applied Signal Technologies, Inc.......    13,400         226,728
 *Applix, Inc...........................    19,200          38,208
 *#Apria Healthcare Group, Inc..........    54,100       1,305,433
 *Apropos Technology, Inc...............    12,000          30,120
 Aptargroup, Inc........................    38,500       1,347,500
 *aQuantive, Inc........................    71,535         566,557
 Aquila, Inc............................   126,900         351,513
 *Aradigm Corp..........................    31,100          52,870
 *Arch Capital Group, Ltd...............    18,400         680,800
 Arch Chemicals, Inc....................    26,200         533,432
 #Arch Coal, Inc........................    68,100       1,539,741
 Arctic Cat, Inc........................    20,830         395,770
 *#Ardent Communications, Inc...........    19,200             101
 *Arena Pharmaceuticals, Inc............    34,178         239,588
 Argonaut Group, Inc....................    24,800         307,768
 *Argonaut Technologies, Inc............    12,000          11,760
 *Argosy Gaming Corp....................    37,600         693,720
 *ARI Network Services, Inc.............     6,200           2,294
 *Ariad Pharmaceuticals, Inc............    36,000         122,400
 *Ariba, Inc............................   133,400         496,248
 *Ark Restaurants Corp..................     2,700          19,845
 #Arkansas Best Corp....................    34,700         919,550
 *Arlington Hospitality, Inc............     4,900          14,504
 *Armor Holdings, Inc...................    35,600         484,516
 *Armstrong Holdings, Inc...............    26,900          24,210
 *Arqule, Inc...........................    25,474         109,538
 *Array BioPharma, Inc..................    30,400         111,264
 *Arrhythmia Research Technology, Inc...     1,800           6,660
 *Arris Group, Inc......................   112,000         582,400
 Arrow Financial Corp...................     7,953         260,620
 Arrow International, Inc...............    29,200       1,302,904
 *Art Technology Group, Inc.............    69,400          98,548
 *Artesyn Technologies, Inc.............    69,300         318,780
 *Arthrocare Corp.......................    30,210         484,266
 *#Artificial Life, Inc.................     1,200             138
                                           SHARES       VALUE+
                                           ------       ------
 *Artisan Components, Inc...............    23,700  $      522,111
 *Artisoft, Inc.........................     2,400           5,448
 *Arts Way Manufacturing Co., Inc.......       200             768
 *ASA International, Ltd................     1,280           1,370
 ASB Financial Corp.....................     1,000          17,000
 *Ascent Media Group, Inc...............     4,280           5,478
 *Ascential Software Corp...............   277,917       1,108,889
 *Ashworth, Inc.........................    16,280         100,773
 *Ask Jeeves, Inc.......................    51,600         658,416
 *Aspect Communications Corp............    69,700         222,343
 *Aspect Medical Systems, Inc...........    28,000         211,400
 *Aspen Technology, Inc.................    44,100         179,487
 *#Aspeon, Inc..........................       900              90
 *Astea International, Inc..............    14,500           8,410
 *Astec Industries, Inc.................    22,900         184,574
 Astro-Med, Inc.........................     4,200          22,344
 *Astronics Corp........................     5,500          18,150
 *Astronics Corp. Class B...............     2,225           7,231
 *#AstroPower, Inc......................    24,750          59,895
 *ASV, Inc..............................    10,100         150,591
 *Asyst Technologies, Inc...............    50,300         334,998
 *ATA Holdings Corp.....................    11,500          53,475
 *#Atari, Inc...........................    43,190         199,106
 *AtheroGenics, Inc.....................    47,400         592,500
 *Atlanta Sosnoff Capital Corp..........     7,700         104,874
 *Atlantic American Corp................    21,100          45,892
 *Atlantic Coast Airlines, Inc..........    63,300         599,451
 *Atlantic Data Services, Inc...........    13,000          42,120
 *Atlantic Premium Brands, Ltd..........     2,000           3,500
 *Atlantis Plastics, Inc................     3,300          22,605
 *#Atlas Air, Inc.......................    41,800          68,134
 *ATMI, Inc.............................    42,900       1,073,358
 Atmos Energy Corp......................    63,400       1,569,150
 *ATP Oil & Gas Corp....................    25,000         112,750
 *Atrion Corp...........................     1,700          45,798
 *Atrix Labs, Inc.......................    28,500         590,491
 *ATS Medical, Inc......................     2,200           6,050
 *Atwood Oceanics, Inc..................    18,000         535,500
 *Audiovox Corp. Class A................    22,100         212,160
 *August Technology Corp................    16,900          73,515
 *Ault, Inc.............................     4,500           8,775
 *Aura Systems, Inc.....................     5,295             381
 *Aurora Foods, Inc.....................    42,644          23,454
 *#Authentidate Holding Corp............    25,600          79,104
 *autobytel.com, Inc....................    38,100         217,170
 *Avalon Holding Corp. Class A..........     1,550           3,162
 *Avanex Corp...........................    56,000         232,400
 *Avanir Pharmaceuticals Class A........    58,000         115,420
 *Avant Immunotherapeutics, Inc.........    51,500         119,480
 *Avatar Holdings, Inc..................     8,700         251,604
 *Avatech Solutions, Inc................       617             648
 *#Avi Biopharma, Inc...................    37,000         202,020
 *Aviall, Inc...........................    23,500         224,895
 *Avici Systems Inc.....................     3,043          16,006
 *#Avid Technology, Inc.................    37,100       1,251,754
 *Avigen, Inc...........................    26,500         102,555
 Avista Corp............................    62,600         879,530
 *Avocent Corp..........................    52,600       1,554,856
 *Avteam, Inc. Class A..................    11,400              26
 *Aware, Inc............................    31,359          68,990
 *Axcelis Technologies, Inc.............   137,600         820,096
 *Axonyx, Inc...........................     1,300           3,900

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Axsys Technologies, Inc...............     4,700  $       42,276
 *AXT, Inc..............................    21,500          31,196
 *Aztar Corp............................    38,700         592,110
 *AZZ, Inc..............................     6,500          73,450
 Badger Meter, Inc......................     3,200          92,800
 *Badger Paper Mills, Inc...............     1,000           6,630
 Bairnco Corp...........................     7,300          40,661
 *Baker (Michael) Corp..................     7,900          70,705
 Balchem Corp...........................     4,700         107,442
 Baldor Electric Co.....................    39,333         884,992
 Baldwin & Lyons, Inc. Class B..........    12,625         292,900
 *Baldwin Technology, Inc. Class A......    13,300           5,453
 *Ballantyne Omaha, Inc.................    11,900          14,399
 *#Bally Total Fitness Holding Corp.....    39,100         312,018
 *Baltek Corp...........................     1,500          22,522
 *Bancinsurance Corp....................     5,700          29,697
 Bandag, Inc............................    12,700         459,486
 Bandag, Inc. Class A...................     9,600         320,640
 Bank of Granite Corp...................    16,400         295,200
 Bank of The Ozarks.....................     7,600         269,116
 *Bank United Financial Corp. Class A..     32,300         594,966
 BankAtlantic Bancorp, Inc. Class A.....    11,285         130,229
 *Bankrate, Inc.........................     7,000          69,440
 Banner Corp............................    12,860         272,503
 Banta Corp.............................    35,500       1,227,235
 Barnes Group, Inc......................    26,300         508,116
 *barnesandnoble.com, inc...............    18,225          26,426
 *Barnwell Industries, Inc..............       400           9,800
 *Barra, Inc............................    23,700         775,701
 *Barrett Business Services, Inc........     5,800          17,400
 *Barry (R.G.) Corp.....................     9,500          38,000
 Bassett Furniture Industries, Inc......    14,500         197,055
 Bay State Bancorp, Inc.................     4,200         107,520
 *Bay View Capital Corp.................    84,500         490,100
 *Baycorp Holdings, Ltd.................       484           6,776
 *Bayou Steel Corp. Class A.............    13,500           2,025
 *BCT International, Inc................     2,700           5,184
 *BE Aerospace, Inc.....................    40,200          97,284
 *Beasley Broadcast Group, Inc..........     9,700         116,109
 *#Beazer Homes USA, Inc................    12,553       1,064,494
 *Bebe Stores, Inc......................    33,100         603,082
 BEI Technologies, Inc..................    19,800         216,810
 *Bel Fuse, Inc. Class A................     2,600          46,800
 Bel Fuse, Inc. Class B.................     5,250         106,575
 Belden, Inc............................    29,400         399,840
 *Bell Industries, Inc..................     8,900          15,530
 *Bell Microproducts, Inc...............    24,000          98,400
 *Benchmark Electronics, Inc............    34,000         966,960
 *Benihana, Inc.........................     1,000          12,800
 *Benihana, Inc. Class A................       150           1,881
 *Bentley Pharmaceuticals, Inc..........    23,560         244,553
 Berry Petroleum Corp. Class A..........    27,600         469,200
 *Bethlehem Steel Corp..................    59,100           1,773
 *Beverly Enterprises...................   141,900         515,097
 *Beyond.com Corp.......................     3,140              74
 BHA Group Holdings, Inc. Class A.......     6,100         128,466
 *Big 4 Ranch, Inc......................     3,200               0
 *Big City Radio, Inc...................     6,400           5,504
 *Big Dog Holdings, Inc.................     1,500           4,366
 *BindView Development Corp.............    51,500          69,010
 *Bio Technology General Corp...........    71,500         336,050
 *Bioanalytical Systems, Inc............     4,600          13,616
                                           SHARES       VALUE+
                                           ------       ------
 *Biocryst Pharmaceuticals, Inc.........    17,500  $       57,575
 *#BioLase Technology, Inc..............    24,600         351,288
 *Bio-Logic Systems Corp................     4,200          19,828
 *BioMarin Pharmaceutical, Inc..........    75,685         865,080
 *Bionova Holdings Corp.................     3,570             875
 *Bio-Rad Laboratories, Inc. Class A....    20,000       1,180,000
 *Bio-Reference Laboratories, Inc.......    13,900          73,670
 *BioReliance Corp......................    10,100         206,343
 *#Biosite, Inc.........................    19,200         801,792
 *Biosource International, Inc..........     9,600          56,064
 *Biospecifics Technologies Corp........     4,500           3,825
 *BioSphere Medical, Inc................    16,500          91,740
 *Bitstream, Inc........................     8,400          19,992
 BIW, Ltd...............................       800          13,680
 *BJ's Wholesale Club, Inc..............    77,500       1,195,050
 Black Box Corp.........................    27,200       1,012,112
 Black Hills Corp.......................    40,259       1,209,783
 Blair Corp.............................     7,900         167,480
 *Blonder Tongue Laboratories, Inc......     9,800          19,600
 *Blount International, Inc.............    24,600         168,510
 *Blue Coat Systems, Inc................    10,586          67,433
 *#Blue Rhino Corp......................    21,300         285,633
 *Bluegreen Corp........................    32,765         132,698
 Blyth, Inc.............................    38,100       1,052,322
 BMC Industries, Inc....................    25,300          23,023
 *BNS Co. Class A.......................     4,120          20,044
 Bob Evans Farms, Inc...................    49,400       1,273,038
 *Boca Resorts, Inc.....................    45,800         593,568
 *Bogen Communications International,
   Inc..................................    12,500          45,000
 *Bolt Technology Corp..................     5,400          18,414
 *Bombay Co., Inc.......................    39,600         376,200
 *Bone Care International, Inc..........    16,621         181,335
 *Bontex, Inc...........................       200              62
 *Bon-Ton Stores, Inc...................    12,000          57,000
 *Books-a-Million, Inc..................    18,300          43,188
 *Borland Software Corp.................   104,400       1,056,528
 Boston Acoustics, Inc..................     4,600          42,550
 *Boston Beer Company, Inc. Class A.....    13,000         184,340
 *Boston Biomedical, Inc................     6,700          20,234
 *#Boston Communications Group, Inc.....    24,300         395,361
 Boston Private Financial Holdings,
   Inc..................................    30,700         573,783
 Bostonfed Bancorp, Inc.................     4,500         108,945
 *Bottomline Technologies, Inc..........    18,404         130,484
 Bowne & Co., Inc.......................    39,600         488,664
 *Boyd Gaming Corp......................    83,100       1,256,472
 *Boyds Collection, Ltd.................    64,000         316,800
 *Bradley Pharmaceuticals, Inc.
   Class A..............................    11,751         198,004
 Brady (W.H.) Co. Class A...............    27,700         908,560
 *Brass Eagle, Inc......................     8,300          63,910
 *Braun Consulting, Inc.................    22,300          30,774
 *#Breed Technologies, Inc..............    36,800           1,104
 Bridgford Foods Corp...................    10,400          80,496
 Briggs & Stratton Corp.................    27,300       1,258,257
 *Brigham Exploration Co................    15,900          84,588
 *Bright Horizons Family Solutions,
   Inc..................................     6,600         223,410
 *Brightpoint, Inc......................     8,900         112,852
 *BrightStar Information Technology
   Group, Inc...........................    13,600             748
 *Brilliant Digital Entertainment,
   Inc..................................    18,000           5,220

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *#Brio Software, Inc...................    41,300  $      119,357
 *#BriteSmile, Inc......................       414           9,890
 *Broadview Media, Inc..................       200             650
 *Brocade Communications Systems,
   Inc..................................    17,800         108,046
 Brookline Bancorp, Inc.................    75,091       1,070,798
 *Brooks Automation, Inc................    47,539         565,714
 *Brookstone, Inc.......................    11,900         211,820
 *Brooktrout, Inc.......................    14,200          79,378
 *Brown (Tom), Inc......................    49,100       1,389,530
 Brown Shoe Company, Inc................    24,700         700,245
 *Bruker Daltonics, Inc.................    74,600         317,050
 *Brush Engineered Materials, Inc.......    20,000         161,200
 Bryn Mawr Bank Corp....................       800          29,584
 BSB Bancorp, Inc.......................    12,685         341,607
 *BSQUARE Corp..........................    19,700          20,882
 *BTU International, Inc................     6,800          14,348
 *Buca, Inc.............................    20,000         127,000
 *Buckeye Technology, Inc...............    43,900         245,840
 *Buckhead America Corp.................       900               0
 *Buckle, Inc...........................    30,000         546,000
 Building Materials Holding Corp........    15,900         222,441
 *Bull Run Corp.........................     3,700          12,580
 Burlington Coat Factory Warehouse
   Corp.................................    52,680         898,194
 Bush Industries, Inc. Class A..........    14,600          35,186
 *Butler International, Inc.............     8,400           3,024
 Butler Manufacturing Co................     7,600         133,152
 C & D Technologies, Inc................    36,000         534,600
 *C-COR.Net Corp........................    43,800         210,678
 *#C-Phone Corp.........................    11,700              76
 *Cable Design Techologies Corp.........    53,687         405,337
 *#Cabot Microelectronics Corp..........    26,800       1,239,500
 Cabot Oil & Gas Corp. Class A..........    37,600       1,018,584
 *Cache, Inc............................     9,100          91,910
 *Caci International, Inc. Class A......    37,000       1,222,850
 Cadmus Communications Corp.............     8,900          82,503
 *Cagle's, Inc. Class A.................     2,000           9,160
 *Cal Dive International, Inc...........    50,700       1,127,061
 Calgon Carbon Corp.....................    48,400         278,300
 *California Amplifier, Inc.............    19,900          77,411
 *California Coastal Communities, Inc...    10,000          60,750
 California First National Bancorp......    11,100          95,904
 *California Micro Devices Corp.........    20,600          57,886
 *California Pizza Kitchen, Inc.........    22,600         459,684
 California Water Service Group.........    18,200         513,240
 *Caliper Technologies Corp.............    30,756         143,015
 Callaway Golf Co.......................    98,800       1,417,780
 *Callon Petroleum Corp.................    17,100         136,800
 *Calloways Nursery, Inc................     1,200             900
 Cal-Maine Foods, Inc...................    10,500          55,020
 *Calton, Inc...........................     4,480             806
 *CAM Commerce Solutions, Inc...........     3,000          13,800
 Cambrex Corp...........................    36,400         771,680
 *Cambridge Heart, Inc..................     7,800           3,510
 Camco Financial Corp...................     6,316         107,372
 *Candela Laser Corp....................    12,255         147,060
 *#Candies, Inc.........................    16,650          30,802
 *Candlewood Hotel Co., Inc.............     1,500             555
 *Cannon Express, Inc. Class A..........       200             346
 *Cannondale Corp.......................     7,100           1,420
 *Cantel Medical Corp...................    13,240         189,994
                                           SHARES       VALUE+
                                           ------       ------
 *Canterbury Consulting Group, Inc......     1,571  $        1,390
 *Capital Corp. of the West.............     4,746         116,277
 *Capital Crossing Bank.................     5,900         173,460
 *Capital Pacific Holdings, Inc.........    14,500          47,850
 *Capital Senior Living Corp............    27,600          81,420
 Capital Southwest Corp.................       300          16,950
 Capitol Bancorp, Ltd...................     8,564         214,100
 *Caprius, Inc..........................       548              68
 *Captaris, Inc.........................    35,600         127,092
 *Captiva Software Corp.................     4,400          19,580
 *Caraustar Industries, Inc.............    32,733         252,044
 Carbo Ceramics, Inc....................    18,600         721,680
 *Cardiac Sciences, Inc.................    80,400         209,844
 *Cardima, Inc..........................    21,200          16,536
 *CardioDynamics International Corp.....    54,661         179,835
 *CardioGenesis Corp....................    32,100          22,149
 *Cardiotech International, Inc.........    13,563          23,735
 *Carecentric, Inc......................     2,035           1,099
 *Career Blazers, Inc. Trust Units......       800               0
 *#CareerEngine Network, Inc............     2,300           2,070
 Carlisle Companies, Inc................    30,200       1,361,114
 Carpenter Technology Corp..............    26,800         412,452
 *Carreker Corp.........................    26,671         124,020
 *Carriage Services, Inc. Class A.......    18,900          67,473
 *Carrier Access Corp...................     8,800          17,512
 *Carrington Laboratories, Inc..........     9,800          16,366
 *Carrizo Oil & Gas, Inc................    14,100          90,945
 Cascade Corp...........................    13,300         216,125
 Cascade Natural Gas Corp...............    12,400         245,520
 *Casella Waste Systems, Inc. Class A..     27,069         239,561
 Casey's General Stores, Inc............    66,500         925,015
 Cash America International, Inc........    28,400         341,368
 *Castle (A.M.) & Co....................    15,437          78,729
 Castle Energy Corp.....................     6,600          31,350
 *Casual Male Retail Group, Inc.........    51,800         241,336
 *Catalina Lighting, Inc................     1,760          18,040
 *Catalina Marketing Corp...............    62,300       1,160,026
 *Catalyst International, Inc...........     7,600           6,156
 *Catalytica Energy Systems, Inc........    12,891          33,646
 *Catapult Communications Corp..........    16,900         181,168
 Cathay Bancorp, Inc....................    14,800         604,580
 Cato Corp. Class A.....................    23,700         467,364
 *Cavalier Homes, Inc...................    18,060          34,856
 CCA Industries, Inc....................     4,300          22,790
 CCBT Financial Companies, Inc..........     8,600         203,820
 *CCC Information Services Group, Inc...    25,700         462,600
 *#CD Warehouse, Inc....................     3,300               5
 *CD&L, Inc.............................     2,800           1,148
 *CDI Corp..............................    25,200         666,540
 *CEC Entertainment Inc.................    38,500       1,321,320
 *Celadon Group, Inc....................    10,600          85,330
 *Celebrity, Inc........................     1,300           3,250
 *Celeritek, Inc........................    15,400         120,890
 *Cell Genesys, Inc.....................    45,452         511,880
 *#Cell Pathways, Inc...................     4,829           7,388
 *#Cell Therapeutics, Inc...............    39,800         497,898
 *Cellegy Pharmaceuticals, Inc..........    23,900         102,770
 *CellStar Corp.........................    22,920         118,955
 *Cellular Technical Services...........     2,300           1,357
 *Centene Corp..........................    12,600         416,304
 *Centennial Communications Corp........    49,800         107,070
 *Center Bancorp, Inc...................       500          15,340

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *#CenterSpan Communication Corp........     8,400  $        2,184
 Centex Construction Products, Inc......    22,100         863,005
 *Centillium Communications, Inc........    42,269         462,000
 *Centra Software, Inc..................     4,600          11,822
 Central Bancorp, Inc...................     1,600          53,648
 *#Central European Distribution Corp...     7,079         219,803
 *Central Garden & Pet Co...............    20,400         508,980
 Central Pacific Financial Corp.........    15,800         433,394
 Central Parking Corp...................    45,600         517,560
 Central Vermont Public Service Corp....    14,100         264,939
 Century Aluminum Co....................    29,100         203,700
 Century Bancorp Income Class A.........     1,000          28,070
 *Century Business Services, Inc........   111,968         319,109
 *Cepheid, Inc..........................    38,864         166,727
 *Ceradyne, Inc.........................     9,400         149,761
 Cerberonics, Inc. Class A..............       200             690
 *Ceres Group, Inc......................    35,100         100,035
 *#Cerner Corp..........................    46,209         975,472
 *Cerus Corp............................    18,900         212,814
 CFS Bancorp, Inc.......................    14,691         207,143
 CH Energy Group, Inc...................    19,000         851,580
 *Chad Therapeutics.....................    10,000          17,000
 *Champion Enterprises, Inc.............    65,800         233,590
 Champion Industries, Inc...............     9,674          28,064
 *Championship Auto Racing Teams,
   Inc..................................    15,800          44,556
 *Champps Entertainment, Inc............    15,200          77,216
 *Channell Commercial Corp..............     6,600          33,000
 *Charles and Colvard, Ltd..............    15,900          73,140
 *Charles River Associates, Inc.........     9,000         194,580
 *Charlotte Russe Holding, Inc..........    26,500         254,135
 *Charming Shoppes, Inc.................   135,333         638,772
 *Chart Industries, Inc.................    18,525           2,269
 *Charter Communications, Inc...........    17,300          51,900
 Chase Corp.............................     4,000          41,440
 *Chattem, Inc..........................    23,900         336,751
 *Chaus (Bernard), Inc..................    11,100          11,100
 *Checkers Drive-In Restaurant, Inc.....    14,734         118,314
 *Checkpoint Systems, Inc...............    39,300         540,375
 Chemical Financial Corp................    28,416         886,579
 *Cherokee, Inc.........................     8,100         144,180
 Chesapeake Corp........................    17,900         357,284
 #Chesapeake Energy Corp................    72,370         738,898
 Chesapeake Utilities Corp..............     5,400         123,930
 Chester Valley Bancorp.................       548          11,837
 *Chicago Pizza & Brewery, Inc..........    23,222         194,136
 Chicago Rivet & Machine Co.............       200           5,025
 *Children's Place Retail Stores,
   Inc..................................    31,900         484,880
 *#Childtime Learning Centers, Inc......     5,200           5,486
 *ChipPAC, Inc..........................   114,500         711,045
 *Chiquita Brands International, Inc....       396           5,940
 Chittenden Corp........................    46,183       1,276,498
 *Choice Hotels International, Inc......    46,900       1,161,713
 *Cholestech Corp.......................    16,300         196,268
 *Chordiant Software, Inc...............    23,300          32,154
 *Christopher & Banks Corp..............    33,275         963,311
 *ChromaVision Medical Systems, Inc.....    20,200          30,704
 *Chromcraft Revington, Inc.............     6,000          66,900
 *Chronimed, Inc........................    15,800         155,314
 Church & Dwight Co., Inc...............    32,300       1,026,817
 Churchill Downs, Inc...................    14,400         534,240
 *#Chyron Corp..........................    39,400          12,608
                                           SHARES       VALUE+
                                           ------       ------
 *Ciber, Inc............................    76,912  $      464,548
 *Cima Laboratories, Inc................    19,900         572,125
 *Cimarex Energy Co.....................    14,004         304,587
 *Cincinnati Bell, Inc..................   136,000         693,600
 *Ciphergen Biosystems, Inc.............    32,700         281,874
 *Ciprico, Inc..........................     4,900          27,195
 CIRCOR International, Inc..............    14,950         266,110
 *Cirrus Logic, Inc.....................    99,800         352,294
 #Citizens Banking Corp.................    52,233       1,384,174
 *Citizens, Inc. Class A................    36,621         301,025
 City Holding Co........................    19,986         569,601
 *CKE Restaurants, Inc..................    77,300         479,260
 Claire's Stores, Inc...................    45,700       1,366,887
 Clarcor, Inc...........................    34,900       1,270,360
 *Clark/Bardes Holdings, Inc............    21,300         250,275
 *Clarus Corp...........................    19,300         119,467
 *Clayton Williams Energy, Inc..........     9,200         157,320
 *#Clean Harbors, Inc...................    17,100         175,788
 *#Clearone Communications, Inc.........    11,300          11,356
 Cleco Corp.............................    64,400       1,120,560
 *Cleveland Cliffs, Inc.................    11,800         178,180
 *Click2learn, Inc......................     5,000           7,050
 *#ClickAction, Inc. Escrow.............     7,900             395
 *Closure Medical Corp..................    17,400         318,925
 CMS Energy Corp........................    62,275         493,218
 CNA Surety Corp........................    54,500         534,100
 *Cnbt Bancshares, Inc., Escrow Share...     6,400               0
 *CNET Networks, Inc....................   166,900         892,915
 *CNS, Inc..............................    16,100         132,181
 Coachmen Industries, Inc...............    17,700         200,895
 *Coast Dental Services, Inc............     2,066          15,600
 Coast Distribution System..............     4,000          13,120
 Coastal Bancorp, Inc...................     5,800         167,910
 *Coastcast Corp........................     7,600          15,770
 *Cobalt Corp...........................    50,800         923,544
 CoBiz, Inc.............................     8,550         117,049
 *Cobra Electronic Corp.................     6,100          38,125
 Coca-Cola Bottling Co. Consolidated....     6,000         300,900
 *#Coeur d'Alene Mines Corp.............    36,300          47,916
 *Cogent Communications Group, Inc......     1,013             709
 *Cognex Corp...........................    59,500       1,360,170
 *Cognitronics Corp.....................     4,250           9,137
 *Cognizant Technology Solutions
   Corp.................................     4,800          99,600
 *Coherent, Inc.........................    35,182         853,163
 Cohu, Inc..............................    25,100         468,115
 *Coinstar, Inc.........................    29,400         623,868
 *Coldwater Creek, Inc..................    15,900         195,570
 *Cole (Kenneth) Productions, Inc.
   Class A..............................    13,750         277,750
 *Cole National Corp. Class A...........    14,800         112,332
 *Collagenex Pharmaceuticals, Inc.......    12,200         135,908
 *Collins & Aikman Corp.................    97,960         305,635
 Collins Industries, Inc................     7,000          21,700
 *Colorado Medtech, Inc.................    13,100          61,177
 Columbia Banking System, Inc...........    15,923         291,391
 *Columbia Laboratories, Inc............    42,500         293,250
 *Columbus McKinnon Corp................    16,500          33,825
 *Com21, Inc............................    14,100           2,608
 *Comarco, Inc..........................    10,200          73,440
 *Comdial Corp..........................       600           1,425
 *Comforce Corp.........................    13,377           6,153

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Comfort Systems USA, Inc..............    44,600  $      124,880
 Commerce Group, Inc....................    32,900       1,230,460
 *Commerce One, Inc.....................     4,200          12,390
 Commercial Bancshares, Inc.............     3,532         117,683
 Commercial Federal Corp................    54,300       1,220,121
 Commercial Metals Co...................    37,600         672,288
 #Commercial National Financial Corp....     3,200          92,256
 Commonwealth Industries, Inc...........    19,200          92,160
 *Commscope, Inc........................    77,000         783,090
 Communications Systems, Inc............     8,200          62,074
 Community Bank System, Inc.............    16,200         623,862
 #Community Bankshares, Inc.............       210           3,381
 Community First Bankshares, Inc........    54,700       1,516,831
 Community Trust Bancorp, Inc...........    12,482         368,469
 *Community West Bancshares.............     5,500          32,945
 *Competitive Technologies, Inc.........     6,100          11,590
 *Compex Technologies, Inc..............    12,866          59,184
 *Compucom Systems, Inc.................    57,364         257,564
 *CompuCredit Corp......................    55,000         612,700
 *Compudyne Corp........................    10,104          81,640
 *Computer Access Technology Corp.......    24,400          71,468
 *Computer Horizons Corp................    37,400         176,154
 *Computer Motion, Inc..................    15,200          66,135
 *Computer Network Technology Corp......    35,700         270,249
 *Computer Task Group, Inc..............    26,400          63,360
 CompX International, Inc...............     5,100          26,775
 *Comshare, Inc.........................    10,200          34,170
 *Comstock Resources, Inc...............    34,700         475,737
 *Comtech Telecommunications Corp.......     7,400         157,627
 *Concepts Direct, Inc..................       700             444
 *#Conceptus, Inc.......................    25,500         365,925
 *Concerto Software, Inc................    12,100          77,319
 *Concord Camera Corp...................    32,356         180,223
 *Concord Communications, Inc...........    22,100         325,975
 *Concur Technologies, Inc..............    37,231         255,032
 *Concurrent Computer Corp..............    80,600         253,084
 *Cone Mills Corp.......................    28,300          45,280
 *Congoleum Corp. Class A...............     3,600           2,232
 *Conmed Corp...........................    34,412         676,196
 Connecticut Bancshares, Inc............    13,356         538,247
 Connecticut Water Services, Inc........     7,600         195,624
 *Connetics Corp........................    37,700         627,705
 *Conrad Industries, Inc................     7,200          19,872
 #CONSOL Energy, Inc....................    43,000         961,050
 *Consolidated Freightways Corp.........       550               1
 *Consolidated Graphics, Inc............    16,000         318,720
 Consolidated Tokoma Land Co............     5,600         143,416
 *Continental Airlines, Inc.............    84,300         928,986
 *Continental Materials Corp............       200           4,620
 *#Convera Corp.........................    34,212         162,165
 *Convergence Systems, Inc..............         1              45
 *#Cooker Restaurant Corp...............     6,500              24
 Cooper Companies, Inc..................    36,300       1,253,076
 Cooper Tire & Rubber Co................    82,200       1,306,158
 Cooperative Bankshares, Inc............     1,400          27,930
 *Copart, Inc...........................   115,500       1,037,190
 *Copper Mountain Networks, Inc.........     2,010          18,291
 *Corautus Genetics, Inc................     1,542           4,472
 *Core Molding Technologies, Inc........     7,700          14,553
 *Corillian Corp........................    29,900          43,654
 *Corixa Corp...........................    60,197         491,208
 Corn Products International, Inc.......    40,900       1,265,446
                                           SHARES       VALUE+
                                           ------       ------
 *Cornell Companies, Inc................    15,700  $      219,800
 *#Corporate Executive Board Co.........    36,800       1,552,960
 *Correctional Services Corp............    10,112          26,089
 *Corrections Corporation of America....    33,600         794,304
 *Corrpro Companies, Inc................     7,275           2,910
 Corus Bankshares, Inc..................    16,772         834,407
 *Corvas International, Inc.............    27,400          71,240
 *Corvel Corp...........................    10,900         361,771
 *Cosine Communications, Inc............    11,221          63,847
 *Cost Plus, Inc........................    26,075         937,396
 *CoStar Group, Inc.....................    18,990         534,758
 *Cost-U-Less, Inc......................     3,000           4,500
 Cotton States Life Insurance Co........     6,330          63,300
 Courier Corp...........................     2,850         138,966
 *Covance, Inc..........................     2,500          47,575
 *Covansys Corp.........................    36,400         103,012
 *Covenant Transport, Inc. Class A......    14,530         272,292
 Covest Bancshares, Inc.................     2,425          65,111
 *Covista Communications, Inc...........     3,000           6,150
 CPAC, Inc..............................     5,120          26,732
 *CPI Aerostructures, Inc...............     6,166          47,725
 CPI Corp...............................    11,200         172,480
 Craftmade International, Inc...........     5,900         100,890
 Crawford & Co. Class A.................    27,300         127,764
 Crawford & Co. Class B.................    25,300         138,644
 *Cray, Inc.............................    78,100         625,581
 *Credence Systems Corp.................    74,047         599,781
 *Credit Acceptance Corp................    50,969         494,909
 *Criticare Systems, Inc................    13,400          36,180
 Crompton Corp..........................   149,300       1,067,495
 *Cross (A.T.) Co. Class A..............    14,700          84,525
 *Cross Country Healthcare, Inc.........    31,427         399,123
 *Crossroads Systems, Inc...............     4,200           7,522
 *Crown Andersen, Inc...................     1,000           2,460
 *Crown Castle International Corp.......   128,000       1,066,240
 *Crown Holdings, Inc...................   197,900       1,312,077
 *Crown Media Holdings, Inc.............    78,962         435,081
 *#Cryolife, Inc........................    23,500         212,910
 *#CSG Systems International, Inc.......    61,800         816,996
 *CSK Auto Corp.........................    63,200         799,480
 *CSP, Inc..............................     3,500           8,645
 CSS Industries, Inc....................     8,600         329,810
 CT Communications, Inc.................    21,551         230,811
 CTS Corp...............................    41,200         412,412
 Cubic Corp.............................    31,200         608,400
 *Cubist Pharmaceuticals, Inc...........    38,425         414,606
 *Culp, Inc.............................    13,800          80,730
 #Cummins, Inc..........................    23,381         801,501
 *Cumulus Media, Inc. Class A...........    58,966       1,066,695
 *CUNO, Inc.............................    19,900         736,101
 *CuraGen Corp..........................    57,900         312,660
 *Curative Health Services, Inc.........    14,400         204,912
 *Curis, Inc............................        50             140
 Curtiss-Wright Corp....................     5,800         343,360
 *Cutter & Buck, Inc....................    13,024          52,226
 *#CV Therapeutics, Inc.................    33,105       1,070,947
 CVB Financial Corp.....................    57,390       1,222,981
 *Cyberonics, Inc.......................    26,400         500,016
 *Cyberoptics Corp......................     8,100          52,164
 *Cybersource Corp......................    33,900          94,242
 *Cybex International, Inc..............     8,700          12,180
 *CycleLogic, Inc.......................        29              45

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Cygnus, Inc...........................     3,500  $        2,450
 *Cymer, Inc............................    41,200       1,371,960
 *#Cypress Semiconductor Corp...........   130,900       1,446,445
 *Cysive, Inc...........................    32,600         104,972
 *Cytec Industries, Inc.................    51,000       1,688,100
 *#Cytrx Corp...........................     1,700           4,267
 D & K Healthcare Resources, Inc........    16,596         262,881
 *D A Consulting Group, Inc.............     6,700           1,608
 *Daily Journal Corp....................       200           5,017
 *Dairy Mart Convenience Stores, Inc....     4,800               0
 *Daisytek International Corp...........     4,186           2,805
 *Daktronics, Inc.......................    22,000         346,280
 *Dan River, Inc. Class A...............    28,900          95,370
 *Danielson Holding Corp................    33,400          26,720
 *Darling International, Inc............     1,600           3,328
 *Data I/O Corp.........................     7,600          14,820
 *Data Systems & Software, Inc..........     7,300          15,914
 *Datakey, Inc..........................     1,000             680
 *Datalink Corp.........................    13,300          56,658
 *Dataram Corp..........................     8,400          25,788
 Datascope Corp.........................    17,100         540,873
 *Datastream Systems, Inc...............    20,100         193,764
 *#Datatec Systems, Inc.................     7,000           9,240
 *DataTRAK International, Inc...........     5,200          14,352
 *Datawatch Corp........................     2,066           5,681
 *Dave and Busters, Inc.................    13,200         126,456
 *Davel Communications, Inc.............        94               1
 *Daw Technologies, Inc.................     3,575               4
 *Dawson Geophysical Co.................     5,400          40,230
 *Daxor Corp............................     4,600          69,230
 Deb Shops, Inc.........................    15,600         309,036
 *Deckers Outdoor Corp..................     9,200          58,328
 *Decora Industries, Inc................     5,500              66
 Decorator Industries, Inc..............     2,762          13,948
 *Del Global Technologies Corp..........    10,927          33,327
 *Del Laboratories, Inc.................     9,054         226,350
 *Delphax Technologies, Inc.............     6,100          21,106
 Delphi Financial Group, Inc. Class A..     20,400         936,768
 Delta and Pine Land Co.................    48,100       1,127,945
 Delta Apparel, Inc.....................     5,240          83,683
 *Delta Financial Corp..................    19,600         137,004
 Delta Natural Gas Co., Inc.............     2,500          59,375
 *Delta Woodside Industries, Inc........     5,850          18,369
 Deltic Timber Corp.....................    14,300         356,785
 *Denali, Inc...........................     4,300               0
 *Denbury Resources, Inc................    69,500         844,425
 *#Dendreon Corp........................    35,100         220,779
 *Dendrite International, Inc...........    47,874         570,658
 *Department 56, Inc....................    15,700         189,028
 *DepoMed, Inc..........................    13,600          51,680
 *Detrex Corp...........................       500             875
 *Devcon International Corp.............     3,600          22,824
 *DHB Industries, Inc...................    48,500         194,000
 *Diacrin, Inc..........................    17,800          70,310
 Diagnostic Products Corp...............    32,400       1,229,904
 *Diametrics Medical, Inc...............    29,500          33,925
 *DiamondCluster International, Inc.....    29,600          81,400
 *Diedrich Coffee, Inc..................     4,025          13,725
 *Digene Corp...........................    25,600         663,040
 *Digi International, Inc...............    26,633         145,150
 *Digimarc Corp.........................    21,000         294,210
 *#Digital Angel Corp...................     6,700          19,162
                                           SHARES       VALUE+
                                           ------       ------
 *Digital Generation Systems, Inc.......    86,500  $      224,035
 *Digital Impact, Inc...................    10,800          17,604
 *Digital Insight Corp..................    38,800         659,600
 *#Digital Lightwave, Inc...............       400             536
 *#Digital River, Inc...................    33,200         652,712
 *DigitalThink Inc......................    45,957         153,956
 *Digitas, Inc..........................    76,431         335,532
 Dime Community Bancorp, Inc............    31,500         799,470
 Dimon, Inc.............................    56,700         396,900
 *Diodes, Inc...........................     8,100         142,884
 *Dionex Corp...........................    25,400         948,690
 *Directrix, Inc........................       813               7
 *Discovery Partners International......    27,253         111,737
 *Display Technologies, Inc.............    11,330               8
 *Ditech Communications Corp............    34,801         153,472
 *Diversa Corp..........................    49,844         545,293
 *Diversified Corporate Resources,
   Inc..................................       800             880
 *Dixie Group, Inc......................    15,000          48,750
 *Dixon Ticonderoga Co..................     1,900           3,610
 *DJ Orthopedics, Inc...................     2,100          16,191
 *DLB Oil & Gas, Inc....................     1,300               0
 *#Docent, Inc..........................     1,700           5,678
 *DocuCorp International, Inc...........    15,973          81,462
 *Document Sciences Corp................    14,200          47,144
 *Documentum, Inc.......................    58,300       1,235,377
 *Dollar Thrifty Automotive Group,
   Inc..................................    29,600         572,168
 *Dominion Homes, Inc...................     5,800         120,060
 Donegal Group, Inc. Class A............     6,066          81,770
 Donegal Group, Inc. Class B............     2,933          33,729
 *Dorsey Trailers, Inc..................     3,000              18
 *#Dot Hill Systems Corp................    32,360         354,666
 *DoubleClick, Inc......................   136,082       1,428,861
 Dover Downs Gaming & Entertainment,
   Inc..................................     9,910          90,082
 Dover Motorsports, Inc.................    18,900          65,961
 Downey Financial Corp..................    36,476       1,601,296
 *DPAC Technologies Corp................    20,900          29,490
 DQE, Inc...............................    89,500       1,471,380
 *Dress Barn, Inc.......................    43,800         604,878
 *Drew Industries, Inc..................     9,700         157,916
 *#Drexler Technology Corp..............    12,500         243,750
 *Dril-Quip, Inc........................    20,800         349,856
 *DRS Technologies, Inc.................    26,900         672,500
 *Drugstore.com, Inc....................    70,800         337,008
 *DSP Group, Inc........................    32,600         758,602
 *DT Industries, Inc....................    10,300          15,450
 *DualStar Technologies Corp............    16,400           2,624
 *Duane Reade, Inc......................    28,800         413,568
 *Duckwall-ALCO Stores, Inc.............     4,100          47,355
 *Ducommun, Inc.........................     9,700         134,636
 *DuPont Photomasks, Inc................    20,955         439,426
 *Dura Automotive Systems, Inc..........    19,100         172,282
 *DuraSwitch Industries, Inc............    10,500          19,950
 *Duratek, Inc..........................    13,400         133,866
 *Durect Corp...........................    31,200         111,696
 *DUSA Pharmaceuticals, Inc.............    14,200          37,204
 *DVI, Inc..............................    14,500         115,275
 *Dwyer Group, Inc......................     7,000          45,640
 *Dyax Corp.............................    21,600          49,896
 *Dycom Industries, Inc.................    62,266         869,856
 *#Dynacq International, Inc............    18,000         225,180
 *#Dynacq International, Inc. Series
   A....................................       180           2,252

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Dynamic Materials Corp................     2,000  $        4,000
 *Dynamics Research Corp................     9,000         121,950
 *Dynegy, Inc...........................    50,000         249,000
 *#E Com Ventures, Inc..................     2,175          11,223
 *E-Loan, Inc...........................    75,900         344,586
 *E-Z-EM, Inc...........................     8,562          71,921
 *E.piphany, Inc........................    87,487         460,182
 *Eagle Food Centers, Inc...............     2,575             360
 *EarthLink, Inc........................   181,675       1,224,489
 East West Bancorp, Inc.................    31,000       1,136,150
 Eastern Co.............................     4,950          68,310
 *#EasyLink Services Corp...............     7,969           4,702
 *Eateries, Inc.........................     3,000           8,430
 *ECC International Corp................     9,550          40,110
 *#Echelon Corp.........................    47,800         656,294
 *Eclipsys Corp.........................    17,600         201,520
 *Ecogen, Inc...........................     1,364             205
 *eCollege.com..........................    16,300         133,839
 Ecology & Environment, Inc. Class A....     2,000          19,730
 *Edac Technologies Corp................     3,500           3,920
 Edelbrock Corp.........................     5,470          54,700
 *Eden Bioscience Corp..................    12,800          19,200
 *EDGAR Online, Inc.....................    16,400          19,844
 *Edge Petroleum Corp...................     9,300          53,940
 *Edgewater Technology, Inc.............    11,569          52,639
 *Edison Control Corp...................     1,000           7,175
 Edo Corp...............................    23,700         396,738
 Educational Development Corp...........     1,800          18,236
 *Educational Insights, Inc.............     2,700           2,497
 EFC Bancorp, Inc.......................     4,600          89,286
 *EFJ, Inc..............................     7,800          14,898
 *eFunds Corp...........................    55,406         575,668
 *EGL, Inc..............................    61,500         963,090
 *El Paso Electric Co...................    59,000         702,100
 *Elcom International, Inc..............    21,800           8,284
 *Elder-Beerman Stores Corp.............    11,500          59,282
 *Electro Rent Corp.....................    28,266         288,285
 *Electro Scientific Industries, Inc....    33,300         500,832
 *Electroglas, Inc......................    26,900          52,455
 *Electronics Boutique Holdings Corp....    31,000         651,000
 *Electronics for Imaging, Inc..........    67,100       1,333,277
 *Elevon, Inc...........................    15,100          19,177
 *Elizabeth Arden, Inc..................    22,600         284,308
 ElkCorp................................    22,600         467,142
 *eLoyalty Corp.........................     6,700          22,110
 *ELXSI Corp............................     1,800           5,490
 *Embarcadero Technologies, Inc.........    31,000         222,890
 *Embrex, Inc...........................     9,700          92,053
 EMC Insurance Group, Inc...............    11,300         213,230
 *Emcee Broadcast Products, Inc.........     4,800             144
 *Emcor Group, Inc......................    17,700         878,451
 *EMCORE Corp...........................    40,300         108,810
 *Emerging Vision, Inc..................    25,700           1,285
 *Emeritus Corp.........................    14,100          53,580
 *Emerson Radio Corp....................    32,422         212,040
 *Emisphere Technologies, Inc...........    20,500          62,525
 *Emmis Communications Corp. Class A....    58,200       1,232,676
 Empire District Electric Co............    29,000         614,800
 *EMS Technologies, Inc.................    13,700         170,702
 *#En Pointe Technologies, Inc..........     6,500           3,022
 *Encore Acquisition Co.................    22,200         426,240
                                           SHARES       VALUE+
                                           ------       ------
 *Encore Med Corp.......................    14,400  $       41,760
 *Encore Wire Corp......................    15,800         160,370
 *Encysive Pharmaceuticals, Inc.........    63,700         172,627
 *Endo Pharmaceuticals Holdings, Inc....    69,000       1,088,130
 *#Endocardial Solutions, Inc...........    23,600         108,796
 *#Endocare, Inc........................    29,100         121,929
 *Endologix, Inc........................    13,200          40,260
 Energen Corp...........................    41,300       1,347,619
 *Energy Conversion Devices, Inc........    25,500         272,850
 *Energy Partners, Ltd..................    32,400         378,108
 Energy West, Inc.......................       200           1,690
 EnergySouth, Inc.......................     5,000         139,800
 *Enesco Group, Inc.....................    15,800         122,924
 Engineered Support Systems, Inc........    19,250         758,642
 *ENGlobal Corp.........................     1,700           3,570
 *Enherent Corp.........................    17,400           1,392
 *#Enlighten Software Solutions, Inc....     1,600               2
 Ennis Business Forms, Inc..............    19,000         258,590
 *Entegris, Inc.........................    85,464       1,060,608
 *Enterrasys Networks, Inc..............    11,800          40,946
 *Entravision Communications Corp.......    91,300         917,565
 *#Entremed, Inc........................    29,300         112,805
 *Entrust, Inc..........................    92,800         240,352
 *Environmental Elements Corp...........     7,200          14,832
 *Environmental Technologies Corp.......     3,700               7
 *Environmental Tectonics Corp..........     7,100          37,275
 *Enzo Biochem, Inc.....................    37,016         940,947
 *Enzon Pharmaceuticals, Inc............    51,600         769,356
 *EP Medsystems, Inc....................    14,900          35,164
 *#EpicEdge, Inc........................    21,900           1,752
 *Epicor Software Corp..................    52,342         254,906
 *Epimmune, Inc.........................    11,800          17,700
 *EPIQ Systems, Inc.....................    21,150         373,086
 *EPIX Medical, Inc.....................    20,594         245,686
 *ePlus, Inc............................    10,300          95,388
 *ePresence, Inc........................    25,100          66,766
 *#Equimed Inc. Nevis...................     2,250               0
 *Equity Marketing, Inc.................     5,700          84,930
 *Equity Oil Co.........................    12,600          35,784
 *#eResearch Technology, Inc............    25,300         473,869
 *Ergo Science Corp.....................     7,150          12,691
 ESB Financial Corp.....................    11,262         166,114
 *Escalon Medical Corp..................     3,200           9,472
 *Esco Technologies, Inc................    15,100         632,690
 *eSpeed, Inc...........................    35,800         547,740
 *Esperion Therapeutics, Inc............    35,324         466,983
 Espey Manufacturing & Electronics
   Corp.................................       400           7,250
 *ESS Technology, Inc...................    57,600         480,960
 *Esterline Technologies Corp...........    24,100         430,185
 Ethan Allen Interiors, Inc.............    34,800       1,239,924
 *Ethyl Corp............................    18,400         182,160
 *Euronet Worldwide, Inc................     6,400          78,394
 *European Micro Holdings, Inc..........     4,600             103
 *Evans & Sutherland Computer Corp......    10,400          60,840
 *Evans Systems, Inc....................     4,000             180
 *Evercel, Inc..........................     1,666           3,499
 *#Evergreen Resources, Inc.............    22,800       1,214,328
 *Evergreen Solar, Inc..................     8,300          11,952
 *Everlast Worldwide, Inc...............     1,500           3,900
 *EverTrust Financial Group, Inc........       300           7,485
 *Evolving Systems, Inc.................    12,600          40,572

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Exabyte Corp..........................    14,400  $        1,512
 *Exact Sciences Corp...................    22,905         304,636
 *Exactech, Inc.........................    10,800         145,152
 *Exar Corp.............................    46,907         762,239
 *Excel Technology, Inc.................    14,200         338,386
 *EXE Technologies, Inc.................     4,214          12,853
 *Exelixis, Inc.........................    75,043         611,600
 *Exponent, Inc.........................     6,700         105,525
 *Extended Stay America, Inc............   106,000       1,303,800
 *Extended Systems, Inc.................    11,100          37,185
 *Extreme Networks, Inc.................   139,200         837,984
 *Exult, Inc............................   127,681         852,909
 *Ezcorp, Inc. Class A Non-Voting.......    10,800          39,960
 *Ezenia! Inc...........................    13,600           3,400
 F & M Bancorp..........................     8,462         423,692
 F.N.B. Corp............................    45,720       1,378,005
 *F5 Networks, Inc......................    31,300         543,055
 Fab Industries, Inc....................     5,200          48,204
 *Factory 2-U Stores, Inc...............    15,049          60,196
 Factset Research Systems, Inc..........    38,200       1,470,700
 *Factual Data Corp.....................     6,100         105,896
 *Fairchild Corp. Class A...............    27,052         139,318
 *Fairchild Semiconductor Corp.
   Class A..............................     3,600          50,328
 *Falcon Products, Inc..................     8,800          35,288
 *#FalconStor Software, Inc.............    58,800         323,400
 *Famous Dave's of America, Inc.........    13,220          54,599
 *Fargo Electronics.....................    14,800         174,196
 Farmer Brothers Co.....................     1,900         611,800
 *Faro Technologies, Inc................    11,800          75,284
 FBL Financial Group, Inc. Class A......    26,000         530,400
 *Featherlite, Inc......................     6,500          12,675
 Fedders Corp...........................    35,610         110,747
 Federal Screw Works....................     1,562          54,045
 Federal Signal Corp....................    62,000       1,120,960
 *#Federal-Mogul Corp...................    59,200          21,312
 *#FEI Co...............................    32,200         652,050
 *Female Health Co......................     9,300          14,415
 Ferro Corp.............................    52,600       1,292,908
 FFLC Bancorp...........................     5,400         146,556
 *Fibermark, Inc........................     6,900          36,570
 *Fiberstars, Inc.......................     4,600          16,882
 Fidelity Bancorp, Inc..................     3,100         101,463
 Fidelity Bankshares, Inc...............    18,684         420,390
 *Fidelity Federal Bancorp..............     2,500           3,500
 *Fidelity National Information
   Solutions, Inc.......................    47,163       1,239,915
 Fidelity Southern Corp.................     8,800          94,600
 *Filenet Corp..........................    43,099         719,322
 *Film Roman, Inc.......................     4,700           1,504
 *Financial Federal Corp................    22,300         551,925
 *Finish Line, Inc. Class A.............    22,700         449,460
 *Finishmaster, Inc.....................       800           7,848
 *Finlay Enterprises, Inc...............     9,400         122,773
 *Firebrand Financial Group, Inc........     9,100               9
 First Albany Companies, Inc............     9,098         102,352
 First Aviation Services, Inc...........     6,200          21,080
 First Bancorp..........................     6,210         159,907
 First Bell Bancorp, Inc................     4,800         125,952
 *First Cash Financial Services, Inc....     9,800         120,050
 First Charter Corp.....................    35,920         700,440
 First Citizens Bancshares, Inc.........     1,300         131,521
                                           SHARES       VALUE+
                                           ------       ------
 First Commonwealth Financial Corp......    76,460  $      993,215
 First Community Bancorp................     2,300          69,345
 *First Consulting Group, Inc...........    29,744         167,459
 First Defiance Financial Corp..........     6,859         136,700
 First Essex Bancorp....................     9,300         341,682
 First Federal Bancshares of Arkansas,
   Inc..................................     2,900          84,013
 First Federal Capital Corp.............    22,758         447,195
 First Financial Bancorp................    64,025       1,054,492
 First Financial Bankshares, Inc........    12,316         502,111
 First Financial Corp...................     1,275          70,176
 First Financial Holdings, Inc..........    15,600         456,144
 First Franklin Corp....................       300           4,710
 *First Horizon Pharmaceutical Corp.....    39,664         133,668
 First Indiana Corp.....................    17,100         303,867
 *First Investors Financial Services
   Group, Inc...........................     5,400          21,762
 First Keystone Financial, Inc..........     2,000          45,760
 First M&F Corp.........................       900          31,167
 *First Mariner Bank Corp...............     4,900          64,435
 First Merchants Corp...................    20,941         527,294
 First Midwest Bancorp, Inc.............     7,375         214,465
 First Midwest Financial, Inc...........     2,400          44,568
 First Mutual Bancshares, Inc...........     4,144          95,146
 First Niagara Financial Group, Inc.....    80,967       1,107,629
 First Oak Brook Bancshares, Inc.
   Class A..............................     2,100          66,297
 First Place Financial Corp.............    16,067         280,048
 *First Republic Bank...................    16,350         432,457
 First SecurityFed Financial, Inc.......     4,400         116,732
 First Sentinel Bancorp, Inc............    33,338         506,071
 First United Corp......................     2,800          64,176
 *First Virtual Communications, Inc.....    20,753          17,640
 First Years, Inc.......................     8,100          97,119
 *Firstbank Corp........................       200           6,478
 FirstBank NW Corp......................     1,400          35,917
 *FirstCity Financial Corp..............     7,900          13,430
 FirstFed America Bancorp, Inc..........     6,176         196,088
 *FirstFed Financial Corp...............    20,300         688,779
 *Firstwave Technologies, Inc...........     2,600          25,844
 *Fischer Imaging Corp..................     9,100          36,218
 Flag Financial Corp....................     6,500          97,240
 Flagstar Bancorp, Inc..................    70,500       1,395,900
 Flamemaster Corp.......................       247           1,661
 *Flanders Corp.........................    27,760          74,952
 *#Fleetwood Enterprises, Inc...........    51,800         394,716
 #Fleming Companies, Inc................    60,700           9,408
 Flexsteel Industries, Inc..............     6,100          91,195
 *Flir Systems, Inc.....................    40,700       1,160,764
 *Florida Banks, Inc....................     5,700          65,151
 Florida East Coast Industries, Inc.....     2,800          80,304
 Florida Public Utilities Co............     3,866          59,150
 Florida Rock Industries, Inc...........    34,300       1,458,779
 FloridaFirst Bancorp...................     2,400          57,360
 *Flow International Corp...............    16,900          21,970
 Flowers Foods, Inc.....................    35,950       1,078,500
 *Flowserve Corp........................    75,300       1,366,695
 Flushing Financial Corp................    15,300         315,042
 *FMC Corp..............................    42,600         885,654
 FMS Financial Corp.....................     1,800          33,660
 FNB Financial Services Corp............     2,100          41,916
 *Foamex International, Inc.............    24,578          32,689

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *FOCUS Enhancements, Inc...............     3,132  $        4,510
 *Foodarama Supermarkets, Inc...........     1,100          28,600
 Foothill Independent Bancorp...........     6,014         123,287
 *Footstar, Inc.........................    23,300         215,525
 Forest City Enterprises, Inc.
   Class B..............................     4,500         178,965
 *Forest Oil Corp.......................    57,770       1,411,321
 *Forgent Networks, Inc.................    25,700          53,199
 *Forrester Research, Inc...............    26,984         415,554
 *Forward Air Corp., Inc................    25,450         647,448
 *Fossil, Inc...........................    55,612       1,248,489
 *Foster (L.B.) Co. Class A.............    10,000          43,600
 *#Foster Wheeler, Ltd..................    40,600         107,590
 *Fotoball USA, Inc.....................     3,600          11,376
 *Foundry Networks, Inc.................    89,800       1,382,022
 *Fountain Powerboat Industries, Inc....     4,700          16,685
 *#FPIC Insurance Group, Inc............    11,000         121,990
 Frankfort First Bancorp, Inc...........       850          16,736
 Franklin Bancorp, Inc..................     3,489          60,185
 *Franklin Covey Co.....................    19,300          19,300
 Franklin Electric Co., Inc.............    10,800         605,772
 *Franklin Electronic Publishers,
   Inc..................................     7,900          25,951
 #Fred's, Inc...........................    30,800       1,133,132
 *FreeMarkets, Inc......................    52,900         397,279
 Fremont General Corp...................    96,100       1,108,994
 Frequency Electronics, Inc.............     8,300          76,775
 Fresh Brands, Inc......................     5,100          71,910
 *Fresh Choice, Inc.....................     5,900           9,735
 *Friede Goldman Halter, Inc............     1,083               0
 Friedman Industries, Inc...............     6,158          15,395
 Friedmans, Inc. Class A................    24,640         267,837
 *Friendly Ice Cream Corp...............     7,300          48,472
 Frisch's Restaurants, Inc..............     4,900          91,875
 *Frontier Airlines, Inc................    35,600         248,844
 Frontier Oil Corp......................    31,400         533,172
 *Frozen Food Express Industries, Inc...    16,607          39,857
 FSF Financial Corp.....................     2,300          60,191
 *FSI International, Inc................    33,300         102,897
 *#FTI Consulting, Inc..................    30,950       1,136,174
 *FuelCell Energy, Inc..................    44,554         415,243
 Fuller (H.B.) Co.......................    34,000         809,880
 *Furr's Restaurant Group, Inc..........     2,400               2
 *FX Energy, Inc........................    19,400          57,424
 G & K Services, Inc. Class A...........    23,100         675,213
 *G-III Apparel Group, Ltd..............     6,700          45,091
 GA Financial, Inc......................     5,300         135,680
 *Gabelli Asset Management, Inc.........     7,500         233,925
 *Gadzooks, Inc.........................    11,000          60,720
 *Gaiam, Inc............................     1,800          10,350
 *Galaxy Nutritional Foods, Inc.........    11,500          27,600
 *Galey & Lord, Inc.....................     9,600             312
 *#Galyan's Trading Co..................    20,503         280,686
 *GameTech International, Inc...........    11,100          36,075
 *Garden Fresh Restaurant Corp..........     5,700          50,046
 *#Gardenburger, Inc....................     4,000           1,600
 *Gardner Denver Machinery, Inc.........    19,200         385,728
 *Gart Sports Co........................    14,231         382,956
 *Gartner Group, Inc....................    72,300         537,912
 *Gateway, Inc..........................   156,300         522,042
 GATX Corp..............................    58,900       1,000,711
 *Gaylord Entertainment Co..............    43,900         987,750
 GBC Bancorp............................    13,900         500,678
 *GC Companies, Inc.....................     7,800           1,248
                                           SHARES       VALUE+
                                           ------       ------
 *Gehl Co...............................     5,400  $       48,006
 *Genaera Corp..........................    23,000          41,400
 *Genaissance Pharmaceuticals, Inc......    16,900          27,547
 Gencorp, Inc...........................    61,800         495,636
 *Gene Logic, Inc.......................    31,782         235,505
 *Genecor International, Inc............    70,318       1,032,971
 *Genelabs Technologies, Inc............    49,600          86,800
 *General Binding Corp..................    13,300         123,025
 General Cable Corp.....................    42,000         181,440
 *General Communications, Inc.
   Class A..............................    64,600         364,344
 *General Datacomm Industries, Inc......    39,000           7,507
 *General Employment Enterprises, Inc...     3,100           1,643
 *Genesco, Inc..........................    25,500         386,325
 *Genesee & Wyoming, Inc................    10,800         225,720
 *Genesee Corp. Class B.................       200             990
 *Genesis Microchip, Inc................    37,462         713,651
 *Geneva Financial Corp.................     2,600           2,470
 *Genlyte Group, Inc....................    16,200         615,438
 *#Genome Therapeutics Corp.............    28,400          80,656
 *#Genta, Inc...........................    79,400         920,246
 *Gentek, Inc...........................    20,500             410
 Gentiva Health Services, Inc...........    13,950         128,340
 *#Genus, Inc...........................    34,721          91,316
 *#GenVec, Inc..........................    27,300          88,725
 *Genzyme Corp. - Genzyme Biosurgery
   Division.............................    29,249          68,150
 Georgia Gulf Corp......................    38,800         819,844
 *Gerber Scientific, Inc................    26,600         194,180
 *#Geron Corp...........................    29,300         148,844
 Getty Realty Corp. (Holding Co.).......    23,600         508,580
 Gevity HR, Inc.........................    24,900         251,490
 *Giant Group, Ltd......................     2,200           2,585
 *Giant Industries, Inc.................     8,500          51,340
 Gibraltar Steel Corp...................    17,500         338,450
 *Giga-Tronics, Inc.....................     4,600           5,985
 Glacier Bancorp, Inc...................    22,416         563,314
 *Glacier Water Services, Inc...........     3,600          53,352
 Glatfelter (P.H.) Co...................    52,400         695,872
 *Glenayre Technologies, Inc............    64,400          90,160
 *Global e-Point, Inc...................     3,008           5,625
 *Global Imaging Systems, Inc...........    25,500         536,265
 *Global Payment Technologies, Inc......     5,500          23,100
 *Global Power Equipment Group, Inc.....    61,700         305,415
 *Global Technologies, Ltd..............    14,700              29
 *Globecomm Systems, Inc................    16,500          51,810
 *GlobespanVirata, Inc..................   156,028       1,293,472
 *GoAmerica, Inc........................    43,600          16,568
 Gold Banc Corp.........................    46,465         458,145
 Golden Enterprises, Inc................    11,800          25,960
 *Golden State Vintners, Inc............     5,100          12,648
 *Good Guys, Inc........................    31,100          48,205
 *Goodrich Petroleum Corp...............     9,000          38,250
 #Goodyear Tire & Rubber Co.............    82,700         539,204
 *Goody's Family Clothing, Inc..........    43,942         300,563
 Gorman-Rupp Co.........................     7,975         191,001
 *Gottschalks, Inc......................    12,700          19,050
 *GP Strategies Corp....................    14,560          80,080
 Graco, Inc.............................    47,200       1,451,872
 *Gradco Systems, Inc...................       230             208
 *Graftech International, Ltd...........    68,400         420,660
 Graham Corp............................     1,000           8,700

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 #Granite Construction, Inc.............    53,700  $      992,376
 *Graphic Packaging International
   Corp.................................    37,700         214,890
 Gray Television, Inc...................     6,800          97,920
 Great American Financial Resources,
   Inc..................................     9,900         138,204
 *Great Atlantic & Pacific Tea Co.,
   Inc..................................    47,700         350,595
 Great Lakes Chemical Corp..............    56,200       1,294,286
 Great Southern Bancorp, Inc............     6,800         251,804
 #Greater Bay Bancorp...................    62,746       1,261,195
 *Green Mountain Coffee, Inc............     8,200         140,392
 Green Mountain Power Corp..............     5,700         117,990
 *Greenbriar Corp.......................       337           2,612
 *Greenbrier Companies, Inc.............    14,100         147,345
 *Greene County Bancshares, Inc.........       900          22,528
 *Greens Worldwide, Inc.................     2,502           1,001
 Grey Global Group, Inc.................       200         131,400
 *Grey Wolf, Inc........................   239,300       1,072,064
 *GRIC Communications, Inc..............    25,100         102,910
 *Griffin Land & Nurseries, Inc.
   Class A..............................     2,200          28,600
 *Griffon Corp..........................    42,580         654,880
 *Gristede's Foods, Inc.................     1,200             720
 *Group 1 Automotive, Inc...............    26,900         785,480
 *Group 1 Software, Inc.................    13,650         295,522
 *Grubb & Ellis Co......................    14,900          19,966
 *GSI Commerce, Inc.....................    52,800         298,320
 *#GSV, Inc.............................     1,800             333
 *GTC Biotherapeutics, Inc..............    27,300         118,482
 *GTSI Corp.............................     8,200          67,404
 Guaranty Bancshares, Inc...............     3,000          47,610
 Guaranty Federal Bancshares, Inc.......     3,000          47,847
 Guaranty Financial Corp................     1,000          14,519
 *Guess, Inc............................    45,700         231,699
 *Guilford Mills, Inc...................       533           3,544
 *Guilford Pharmaceuticals, Inc.........    35,947         200,584
 *Guitar Center, Inc....................    27,300         653,835
 *Gulf Island Fabrication, Inc..........    14,100         243,789
 *Gulfmark Offshore, Inc................    19,800         358,202
 *Gundle/SLT Environmental, Inc.........    11,000         165,000
 *Gymboree Corp.........................    35,000         598,500
 *Ha-Lo Industries, Inc.................    64,900              58
 *Haemonetics Corp......................    34,100         615,505
 Haggar Corp............................     6,300          71,505
 *Hain Celestial Group, Inc.............    40,888         706,545
 *Halifax Corp..........................     1,000           3,520
 *Hall Kinion Associates, Inc...........    15,700          41,134
 *#Hamilton Bancorp, Inc................     1,700               0
 *Hammons (John Q.) Hotels, Inc.
   Class A..............................     5,200          25,740
 *Hampshire Group, Ltd..................     2,000          56,900
 Hancock Fabrics, Inc...................    23,500         340,280
 Hancock Holding Co.....................    15,750         746,077
 *Handleman Co..........................    30,800         561,792
 *Hanger Orthopedic Group, Inc..........    24,300         272,889
 Hanmi Financial Corp...................     5,500          95,755
 *Hanover Compressor Co.................    95,800       1,076,792
 Harbor Florida Bancshares, Inc.........    28,700         736,442
 Hardinge, Inc..........................     8,800          65,384
 Harland (John H.) Co...................    35,300         860,261
 Harleysville Group, Inc................    35,300         863,438
 Harleysville National Corp.............    22,826         641,867
 *Harmonic, Inc.........................    72,060         340,123
 *Harolds Stores, Inc...................     2,308           2,712
                                           SHARES       VALUE+
                                           ------       ------
 *Harris Interactive, Inc...............    63,000  $      313,110
 Harrodsburg First Financial Bancorp,
   Inc..................................     1,100          18,062
 Harsco Corp............................    20,000         707,600
 *Hartmarx Corp.........................    33,600          79,296
 *Harvard Bioscience, Inc...............    35,300         131,316
 *Harvest Natural Resources, Inc........    43,200         257,040
 *Hastings Entertainment, Inc...........    11,300          35,482
 *Hastings Manufacturing Co.............       700           4,270
 *Hauppauge Digital, Inc................     8,800          19,272
 *Hauser, Inc...........................     5,050             101
 Haverty Furniture Co., Inc.............    15,700         242,565
 Haverty Furniture Co., Inc. Class A....       400           6,200
 *Hawaiian Holdings, Inc................    29,875          21,510
 *Hawk Corp.............................     8,500          30,430
 Hawkins, Inc...........................    10,200         104,856
 *Hawthorne Financial Corp..............     8,900         273,408
 *#Hayes Lemmerz International, Inc.....     4,200             210
 *Headwaters, Inc.......................    32,900         624,771
 *Headway Corporate Resources, Inc......    12,000           1,680
 *HealthAxis, Inc.......................     7,500           2,925
 *Healthcare Services Group, Inc........    11,100         154,845
 *Healthcor Holdings, Inc...............     3,000               0
 *HealthExtras, Inc.....................    39,650         250,191
 *Heartland Express, Inc................    57,673       1,361,083
 *Hector Communications Corp............     3,500          47,950
 *HEI, Inc..............................     6,000          15,000
 Heico Corp.............................    10,400          95,680
 Heico Corp. Class A....................     5,532          38,281
 *Heidrick & Struggles International,
   Inc..................................    21,000         299,880
 Helix Technology Corp..................    37,300         503,177
 *#Hemispherx Biopharma, Inc............    33,900          93,225
 Henry Jack & Associates, Inc...........    59,942         912,917
 *Hercules, Inc.........................   131,200       1,305,440
 *Heritage Commerce Corp................     2,000          23,800
 Heritage Financial Corp................     7,500         170,250
 *Herley Industries, Inc................    17,400         273,180
 *Hexcel Corp...........................    46,200         152,460
 HF Financial Corp......................     3,300          63,525
 *Hi-Shear Technology Corp..............     8,600          19,350
 *#Hi-Tech Pharmacal, Inc...............     8,850         299,316
 *HI/FN, Inc............................    10,400          77,272
 *Hibbett Sporting Goods, Inc...........    12,100         352,836
 Hickory Tech Corp......................    13,900         134,274
 #Hilb Rogal Hamilton Co................    30,000       1,049,400
 *Hines Horticulture, Inc...............    22,000          40,480
 *Hirsch International Corp. Class A....     3,300           2,475
 *HMI Industries, Inc...................     5,400           4,212
 HMN Financial, Inc.....................     4,400          83,160
 *HMS Holdings Corp.....................    21,895          58,679
 *Hoenig Group Escrow...................     7,900           1,817
 *Holiday RV Superstores, Inc...........       930             288
 Hollinger International, Inc.
   Class A..............................   100,900       1,116,963
 *#Hollis-Eden Pharmaceuticals, Inc.....    17,100         189,126
 Holly Corp.............................    18,600         541,632
 *#Hollywood Entertainment Corp.........    71,973       1,207,707
 *Hollywood Media Corp..................    28,500          33,915
 *Hologic, Inc..........................    23,500         293,750
 Home Federal Bancorp...................     4,300         113,907
 Home Loan Financial Corp...............     1,700          25,500
 *Home Products International, Inc......     7,800          18,018

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Homegold Financial, Inc...............     6,100  $           76
 *HomeStore, Inc........................    10,700          15,408
 Hooper Holmes, Inc.....................    87,300         567,450
 HopFed Bancorp, Inc....................     2,100          34,009
 Horace Mann Educators Corp.............    55,500         840,825
 Horizon Financial Corp.................    10,700         179,118
 *Horizon Health Corp...................     5,400          91,800
 *Horizon Offshore, Inc.................    31,700         160,085
 *Horizon Organic Holding Corp..........    12,400         187,116
 *Hot Topic, Inc........................    39,400       1,050,798
 *Houston Exploration Co................    36,800       1,150,000
 *Hovnanian Enterprises, Inc. Class A..     29,426       1,705,237
 *Hovnanian Enterprises, Inc. Class B..      1,150          66,642
 *HPSC, Inc.............................     2,100          19,005
 *Hub Group, Inc. Class A...............     7,000          59,500
 *Hudson Highland Group, Inc............     2,130          37,807
 Hudson River Bancorp, Inc..............    17,605         444,509
 *Hudson Technologies, Inc..............     5,100          13,005
 *Huffy Corp............................    16,200         100,764
 Hughes Supply, Inc.....................    27,200         975,120
 *Human Genome Sciences, Inc............       800          11,720
 Humboldt Bancorp.......................    15,140         203,027
 *Hunt (J.B.) Transport Services,
   Inc..................................    38,400       1,422,336
 *Hurco Companies, Inc..................     5,600          15,680
 Hurry, Inc.............................       200              12
 *#Hutchinson Technology, Inc...........    30,400         917,776
 *Huttig Building Products, Inc.........     5,300          13,409
 *Hycor Biomedical, Inc.................     8,000          33,200
 *Hydril Co.............................    18,500         508,565
 *Hypercom Corp.........................    58,000         258,100
 *HyperFeed Technologies, Inc...........    14,500          14,065
 *#Hyperion Solutions Corp..............    41,865       1,318,748
 *I-many, Inc...........................    50,100          74,148
 *I-Stat Corp...........................    24,100         207,742
 *I.C. Isaacs & Co., Inc................     7,200           4,320
 Iberiabank Corp........................     6,000         292,800
 *Ibis Technology Corp..................    11,400          71,364
 *icad, Inc.............................     3,600           6,300
 ICN Pharmaceuticals, Inc...............    97,400       1,461,000
 *Ico, Inc..............................    14,320          19,905
 *ICT Group, Inc........................    12,200         141,642
 *ICU Medical, Inc......................    16,950         523,755
 #Idacorp, Inc..........................    45,400       1,247,592
 *Identix, Inc..........................   101,012         639,406
 Idex Corp..............................    42,200       1,455,478
 *IDEXX Laboratories, Inc...............    33,800       1,209,364
 *iDine Rewards Network, Inc............    26,500         284,610
 *IDT Corp..............................    32,600         523,230
 *IDT Corp. Class B.....................    29,500         470,230
 *IDX Systems Corp......................    34,351         590,150
 *iGate Capital Corp....................    61,912         225,979
 *#IGEN, Inc............................    28,500       1,000,350
 *IGI, Inc..............................     2,100           2,709
 *Igo Escrow Share......................     4,100               0
 IHOP Corp..............................    25,200         771,120
 *II-VI, Inc............................    16,870         356,969
 Ikon Office Solutions, Inc.............    60,300         529,434
 *ILEX Oncology, Inc....................    39,000         639,600
 *Illumina, Inc.........................    43,600         150,856
 *Image Entertainment, Inc..............    15,700          29,202
 *#ImageWare Systems, Inc...............     5,500          11,220
 *iManage, Inc..........................    29,000         117,450
                                           SHARES       VALUE+
                                           ------       ------
 *Imation Corp..........................     3,900  $      134,472
 IMC Global, Inc........................    68,800         601,312
 *#Imclone Systems, Inc.................    90,700       2,584,950
 *IMCO Recycling, Inc...................    15,200         110,808
 *Immersion Corp........................    19,900          30,845
 *Immucor, Inc..........................    17,350         371,290
 *ImmunoGen, Inc........................    46,980         189,799
 *Immunomedics, Inc.....................    65,400         456,492
 *Impath, Inc...........................    19,600         313,796
 *Impax Laboratoroes, Inc...............    56,700         483,084
 *Impco Technologies, Inc...............    16,200          58,304
 *Imperial Credit Industries, Inc.......    36,890             148
 *Imperial Sugar Co.....................       120           1,019
 *#Imperial Sugar Company...............    14,551               0
 *Implant Sciences Corp.................     8,700          31,320
 *Impreso, Inc..........................     5,300          11,077
 *Incyte Genomics, Inc..................    83,098         421,224
 Independence Holding Co................     2,750          58,187
 Independent Bank Corp. MA..............    17,400         376,362
 Independent Bank Corp. MI..............    21,497         553,548
 *Indevus Pharmaceuticals, Inc..........    56,294         298,977
 *Index Development Partners, Inc.......    12,700           1,588
 *Indus International, Inc..............    34,900          59,330
 *Industrial Distribution Group, Inc....     8,700          26,013
 *Inet Technologies, Inc................    52,500         471,450
 *#Infinity, Inc........................     8,898          55,079
 *Infocrossing, Inc.....................     5,300          35,245
 *InFocus Corp..........................    48,289         265,107
 *Infonet Services Corp.................    94,600         137,170
 *Informatica Corp......................    97,200         680,400
 *#Information Architects Corp..........     1,080           1,458
 *Information Holdings, Inc.............    25,100         424,190
 *Information Resources, Inc............    32,500         110,175
 *Inforte Corp..........................    13,600         104,040
 *InfoSpace, Inc........................    30,446         444,512
 *infoUSA, Inc..........................    61,362         357,740
 Ingles Market, Inc. Class A............    14,800         144,300
 *Inkine Pharmaceutical Co., Inc........    21,400          63,986
 *Innodata Corp.........................    20,300          20,503
 *Innotrac Corp.........................    11,600          69,600
 *Innovative Clinical Solutions, Ltd....       968               8
 *Innovative Gaming Corp................       830             166
 *Innovative Solutions & Support, Inc...    12,700         110,363
 *Innovex, Inc..........................    18,200         193,102
 *Input/Output, Inc.....................    68,400         296,856
 *Insight Communications Co., Inc.......    62,200         812,332
 *Insight Enterprises, Inc..............    53,479         467,406
 *Insightful Corp.......................     6,300           8,127
 *Insignia Financial Group, Inc.........    22,933         253,639
 *Insignia Systems, Inc.................    13,950          82,305
 *Insilco Holding Co....................       192              12
 *Insite Vision, Inc....................    18,000           9,540
 *Insituform East, Inc..................     1,700             544
 *Insituform Technologies, Inc.
   Class A..............................    31,819         513,877
 *Insmed, Inc...........................     3,200           7,584
 *Inspire Pharmaceuticals, Inc..........    38,000         464,360
 *Insteel Industries, Inc...............     7,900           5,333
 *Instinet Group, Inc...................    39,000         154,050
 *Insurance Auto Auctions, Inc..........    13,900         182,368
 *Insurance Management Solutions,
   Inc..................................    12,200          39,528
 *InsWeb Corp...........................     1,633           7,512

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Integra Bank Corp......................    20,183  $      347,148
 *Integra Lifesciences Corp.............    32,500         917,150
 *Integra, Inc..........................     5,900              16
 *Integral Systems, Inc.................     9,200         179,584
 *Integral Vision, Inc..................     4,000             640
 *IntegraMed America, Inc...............     3,100          17,763
 *Integrated Device Technology, Inc.....    39,496         477,902
 *Integrated Electrical Services,
   Inc..................................    47,100         324,990
 *Integrated Information Systems, Inc...       820             435
 *Integrated Silicon Solution, Inc......    33,200         173,968
 *Integrated Telecom Express, Inc.......       600           1,185
 *Integrity Media, Inc..................     1,900           9,310
 *#Intelli-Check, Inc...................     8,500          61,710
 *Intellidata Technologies Corp.........    59,900         164,126
 *Intelligent Systems Corp..............     4,500           7,875
 *Intelligroup, Inc.....................    16,100          26,565
 Inter Parfums, Inc.....................    18,550         135,415
 *Interactive Data Corp.................    90,613       1,464,306
 *Interactive Intelligence, Inc.........    15,300          48,960
 *InterCept Group, Inc..................    23,100         166,320
 Interchange Financial Services Corp....    12,600         240,030
 *InterDent, Inc........................     2,766             111
 *Interdigital Communications Corp......    64,000       1,644,800
 *Interep National Radio Sales, Inc.....     4,600           8,786
 Interface, Inc. Class A................    54,657         196,219
 *Interferon Scientific, Inc............     2,435             195
 *Intergraph Corp.......................    55,500       1,238,205
 *Interland, Inc........................     2,100           2,499
 *Interlink Electronics, Inc............     9,700          51,798
 *Interlott Technologies, Inc...........     6,400          56,960
 *Intermagnetics General Corp...........    19,795         320,481
 Intermet Corp..........................    30,200         110,230
 *#InterMune, Inc.......................    37,700         949,286
 International Aluminum Corp............     2,100          46,200
 *International Microcomputer Software,
   Inc..................................     5,100           3,315
 *International Multifoods Corp.........    22,500         454,500
 *International Remote Imaging Systems,
   Inc..................................    10,100          29,795
 *International Shipholding Corp........     6,100          52,216
 *International Total Services, Inc.....     5,600              22
 *Internet Commerce Corp................     4,000           5,480
 *Internet Pictures Corp................     4,350          13,833
 *Internet Security Systems, Inc........    59,400         938,520
 *Interphase Corp.......................     5,400          33,480
 Interpool, Inc.........................    38,000         619,400
 *Interpore International, Inc..........    22,600         241,594
 Interstate Bakeries Corp...............    55,200         716,496
 *Interstate Hotels & Resorts, Inc......    21,440         103,555
 Inter-Tel, Inc.........................    29,600         541,976
 *Intervisual Books, Inc. Class A.......     1,000             500
 *Intervoice, Inc.......................    40,118         147,634
 *Interwoven, Inc.......................   116,400         256,080
 *Intest Corp...........................     8,600          44,875
 *Intevac, Inc..........................    12,000          62,400
 *Intrado, Inc..........................    18,600         251,658
 *Intraware, Inc........................    14,200          18,602
 *Introgen Therapeutics, Inc............    16,300          54,605
 *Intrusion, Inc........................    16,200           7,776
 Invacare Corp..........................    35,100       1,146,366
 *#Inverness Medical Innovations,
   inc..................................     5,883         101,779
 *Investment Technology Group, Inc......    56,400         790,728
                                           SHARES       VALUE+
                                           ------       ------
 *#INVESTools, Inc......................    12,383  $        2,477
 Investors Title Co.....................     1,400          41,300
 *#Invision Technologies, Inc...........    20,300         480,095
 *Invivo Corp...........................     4,400          71,280
 *Iomed, Inc............................     7,200          10,440
 *Iomega Corp...........................    62,080         663,635
 *Ion Networks, Inc.....................     6,500             439
 *Ionics, Inc...........................    21,100         446,265
 *Iridex Corp...........................     6,800          22,440
 Irwin Financial Corp...................    33,600         827,568
 Isco, Inc..............................     5,635          41,699
 *Isis Pharmaceuticals, Inc.............    66,500         425,600
 *Isle of Capri Casinos, Inc............    34,900         460,331
 *ITLA Capital Corp.....................     5,800         215,122
 *Itron, Inc............................    24,200         526,108
 *ITT Educational Services, Inc.........    59,100       1,667,211
 *ITXC Corp.............................    50,400         103,320
 *Ixia..................................    67,400         418,554
 *IXYS Corp.............................    40,824         295,158
 *J & J Snack Foods Corp................     9,800         308,504
 *J Net Enterprises, Inc................     8,400          10,080
 *J. Alexander's Corp...................     6,700          21,641
 *J. Jill Group, Inc....................    23,400         355,212
 *#j2 Global Communication, Inc.........    13,066         482,667
 *Jack in the Box, Inc..................    44,500         935,390
 Jacksonville Bancorp, Inc..............     1,600          48,144
 *Jaclyn, Inc...........................     1,300           3,686
 *Jaco Electronics, Inc.................     5,659          22,638
 *Jakks Pacific, Inc....................    28,823         408,710
 *Jarden Corp...........................    16,600         484,720
 *JDA Software Group, Inc...............    34,312         419,979
 #Jefferies Group, Inc..................    31,800       1,452,942
 *Jennifer Convertibles, Inc............     1,300           5,460
 JLG Industries, Inc....................    52,000         386,880
 *JLM Industries, Inc...................     6,500           6,630
 *JMAR Industries, Inc..................    23,700          30,336
 *JNI Corp..............................    34,800         170,172
 *Jo-Ann Stores, Inc. Class A...........     4,500         102,240
 *Jo-Ann Stores, Inc. Class B...........     3,400          67,422
 *Johnson Outdoors, Inc.................     6,700          82,785
 *Jones Lang LaSalle, Inc...............    37,200         623,100
 *Jos. A. Bank Clothiers, Inc...........     7,400         193,880
 *Joule, Inc............................     1,500           1,575
 *Journal Register Co...................    54,800         997,360
 *Joy Global, Inc.......................    57,400         773,752
 *JPS Industries, Inc...................     9,200          10,028
 *Juno Lighting, Inc....................       980          11,781
 *Jupitermedia Corp.....................     7,500          24,000
 K Swiss, Inc. Class A..................    18,300         628,605
 *K-Tel International, Inc..............    12,700             635
 *K-Tron International, Inc.............     2,400          35,796
 *K-V Pharmaceutical Co. Class A........    28,300         735,800
 *K-V Pharmaceutical Co. Class B........    10,250         271,625
 *K2, Inc...............................    32,062         308,757
 *Kadant, Inc...........................    16,320         286,416
 *Kaiser Aluminum Corp..................    80,100           3,204
 Kaman Corp. Class A....................    34,200         342,000
 *Kansas City Southern Industries,
   Inc..................................    73,800         880,434
 *Katy Industries, Inc..................     8,300          36,105
 Kaydon Corp............................    35,500         752,600
 *KBK Capital Corp......................     2,200           1,650
 *KCS Energy, Inc.......................    45,900         222,156

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Keane, Inc............................    90,164  $    1,016,148
 *Keith Companies, Inc..................     7,300          72,708
 Keithley Instruments, Inc..............     7,800         106,860
 *Kellstrom Industries, Inc.............    11,900              77
 Kellwood Co............................    30,676         941,753
 Kelly Services, Inc....................    41,600       1,031,264
 *Kemet Corp............................    95,200         961,520
 *Kendle International, Inc.............    13,900          69,361
 Kennametal, Inc........................    35,200       1,188,704
 *Kennedy-Wilson, Inc...................     8,800          36,960
 *Kensey Nash Corp......................    13,000         277,550
 *Kentucky Electric Steel, Inc..........     2,800             154
 Kentucky First Bancorp, Inc............       900          15,975
 *#Keravision, Inc......................    23,800              30
 Kewaunee Scientific Corp...............     2,000          16,678
 *Key Energy Group, Inc.................   116,300       1,381,644
 *Key Technology, Inc...................     4,700          48,739
 *Key Tronic Corp.......................     8,600          15,652
 *Keynote Systems, Inc..................    18,600         177,072
 *Keystone Automotive Industries, Inc...    17,540         327,805
 *Keystone Consolidated Industries,
   Inc..................................     2,100             840
 *Kforce, Inc...........................    36,300         133,221
 *KFX, Inc..............................    42,500         167,875
 Kimball International, Inc. Class B....    29,000         457,040
 *Kinark Corp...........................     6,700           9,514
 *Kindred Healthcare, Inc...............    19,200         377,472
 *#Kirby Corp...........................    30,000         825,000
 *Kirklands, Inc........................    17,200         258,000
 *Kit Manufacturing Co..................       300               0
 Klamath First Bancorp, Inc.............     6,800         118,320
 Knape & Vogt Manufacturing Co..........     2,290          23,931
 *Knight Trading Group, Inc.............   118,356         740,909
 *Knight Transportation, Inc............    46,425       1,177,338
 *Koala Corp............................     6,500           1,138
 *Kontron Mobile Computing, Inc.........     8,900           3,516
 *Kopin Corp............................    83,287         448,084
 *Korn/Ferry International..............    53,800         431,476
 *#Kos Pharmaceuticals, Inc.............    25,100         611,436
 *Kosan Biosciences, Inc................    30,438         220,371
 Koss Corp..............................     3,600          56,070
 *Kroll, Inc............................    47,947       1,112,850
 *Kronos, Inc...........................    23,500       1,149,150
 *Kulicke & Soffa Industries, Inc.......    59,534         375,064
 *KVH Industries, Inc...................    13,500         294,840
 *La Jolla Pharmceutical Co.............    51,000         200,940
 La-Z-Boy, Inc..........................    26,000         569,660
 *LaBarge, Inc..........................    15,700          50,240
 *LabOne, Inc...........................    13,550         273,439
 *Labor Ready, Inc......................    49,300         320,450
 Laclede Group, Inc.....................    22,900         595,400
 *LaCrosse Footwear, Inc................     5,800          15,515
 *Ladish Co., Inc.......................    15,600          87,360
 #Lakeland Bancorp, Inc.................    12,495         200,045
 *Lakeland Industries, Inc..............     2,200          21,450
 *Lakes Entertainment, Inc..............    10,975          85,375
 *Lamson & Sessions Co..................    16,500          74,250
 Lance, Inc.............................    34,900         327,362
 *Lancer Corp...........................     9,325          60,706
 Landamerica Financial Group, Inc.......    22,200       1,046,730
 Landauer, Inc..........................     9,700         401,580
 *Landec Corp...........................    19,100          64,176
                                           SHARES       VALUE+
                                           ------       ------
 Landry's Restaurants, Inc..............    33,400  $      706,410
 *Landstar Systems, Inc.................    16,200       1,037,464
 *#Lannet Co., Inc......................    23,250         402,225
 *Lantronix, Inc........................    15,000          10,050
 *Larscom, Inc..........................     8,100           5,670
 *Laser Pacific Media Corp..............     7,100          16,046
 *Laserscope............................    20,350         152,218
 *Lason, Inc............................    19,800              20
 *Latitude Communications, Inc..........    12,800          24,064
 *Lattice Semiconductor Corp............   134,926       1,227,827
 Lawson Products, Inc...................     9,600         240,960
 *Lawson Software, Inc..................    63,800         324,742
 *Layne Christensen Co..................    11,600          89,320
 *Lazare Kaplan International, Inc......     8,700          49,155
 *LCA-Vision, Inc.......................    12,850         102,672
 *LCC International, Inc. Class A.......    12,600          33,894
 *Learning Tree International, Inc......    20,900         324,786
 *Lecroy Corp...........................    10,200          87,108
 *Lectec Corp...........................     3,900           1,307
 Leesport Financial Corp................       525          10,028
 *Legato Systems, Inc...................   139,815       1,061,196
 *LendingTree, Inc......................    24,400         572,180
 Lennox International, Inc..............    84,105       1,205,225
 *Lesco, Inc............................     8,500          93,670
 *#Level 8 Systems, Inc.................     4,629           1,250
 *Lexar Media, Inc......................    80,197         591,052
 *Lexent, Inc...........................    39,200          49,000
 *Lexicon Genetics, Inc.................    62,600         356,820
 Libbey, Inc............................    15,300         328,950
 *Liberate Technologies, Inc............   106,300         278,506
 Liberty Corp...........................    23,000       1,000,500
 Liberty Homes, Inc. Class A............       200             990
 *Lifecell Corp.........................    25,600          92,134
 *Lifecore Biomedical, Inc..............    15,500          69,440
 *Lifeline Systems, Inc.................     4,100         111,192
 Lifetime Hoan Corp.....................    10,462          77,408
 *#Ligand Pharmaceuticals, Inc.
   Class B..............................    89,777       1,141,963
 *Lightbridge, Inc......................    32,221         259,057
 *Lightning Rod Software, Inc...........       580             203
 *LightPath Technologies, Inc...........     1,850           4,736
 *Lillian Vernon Corp...................    12,000          85,920
 Lincoln Electric Holdings..............    50,500       1,067,570
 Lindsay Manufacturer Co................    11,600         235,712
 *Linens 'n Things, Inc.................    55,100       1,268,402
 *Lionbridge Technologies, Inc..........    31,197         123,540
 *Lipid Sciences, Inc...................     6,258           7,447
 Liquid Audio, Inc......................    22,600           7,684
 *Lithia Motors, Inc. Class A...........    13,200         210,540
 *Littlefuse, Inc.......................    26,100         560,367
 LLX Resorts, Inc.......................     2,900          22,736
 *LMI Aerospace, Inc....................     7,900          14,299
 *LNB Bancorp, Inc......................       300           6,648
 LNR Property Corp......................    26,300       1,008,868
 *Lodgenet Entertainment Corp...........    14,900         169,711
 *Lodgian, Inc..........................       155             529
 *#Log On America, Inc..................       600               2
 *Logic Devices, Inc....................     6,700           8,107
 *LogicVision, Inc......................    12,600          31,122
 *Logility, Inc.........................    13,200          59,915
 *Lojack Corp...........................    17,600          87,120
 Lone Star Steakhouse & Saloon, Inc.....    24,600         563,340
 *Lone Star Technologies, Inc...........    34,100         844,998

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Longs Drug Stores Corp.................    50,100  $      806,109
 Longview Fibre Co......................    61,300         521,050
 *LookSmart, Ltd........................   100,267         236,630
 *Louisiana-Pacific Corp................   126,100       1,215,604
 *Lowrance Electronics, Inc.............     2,200          18,722
 LSB Bancshares, Inc. NC................     5,156          86,879
 LSB Corp...............................     4,300          58,050
 LSI Industries, Inc....................    18,239         216,862
 *LTX Corp..............................    58,900         577,809
 *Luby's, Inc...........................    23,400          42,822
 Lufkin Industries, Inc.................     6,400         153,600
 *Luminex Corp..........................    35,355         206,473
 *Lydall, Inc...........................    18,600         169,260
 *Lynch Corp............................     1,500          10,950
 *Lynch Interactive Corp................     2,800          61,320
 *M & F Worldwide Corp..................    19,500         149,175
 *M-Wave, Inc...........................     2,900           1,334
 *M.H. Meyerson & Co., Inc..............     6,600          13,794
 M/I Schottenstein Homes, Inc...........    17,700         718,620
 MacDermid, Inc.........................    38,800         970,000
 *Mace Security International, Inc......    11,200          14,672
 *Mac-Gray Corp.........................    12,600          48,006
 *Mackie Designs, Inc...................    12,400          13,640
 *Macromedia, Inc.......................    74,488       1,501,678
 *#Macrovision Corp.....................    58,000       1,114,702
 *Madden (Steven), Ltd..................    15,300         306,765
 *Made2Manage Systems, Inc..............     4,900          19,551
 MAF Bancorp, Inc.......................    28,000       1,034,320
 *#Magic Lantern Group, Inc.............     1,700           1,530
 *Magma Design Automation, Inc..........    32,783         567,179
 *Magna Entertainment Corp..............    22,300          97,005
 *Magnetek, Inc.........................    29,400          66,150
 *Magnum Hunter Resources, Inc..........    81,100         583,920
 *#MAI Systems Corp.....................     3,400             612
 *MAII Holdings, Inc....................     3,400           1,105
 *Mail-Well, Inc........................    53,500         157,290
 *Main Street & Main, Inc...............    13,800          23,460
 Maine Public Service Co................     1,600          48,160
 *Major Automotive Companies, Inc.......     3,280           2,788
 *Management Network Group, Inc.........    31,400          63,428
 *Manatron, Inc.........................     1,102           9,136
 *Manchester Technologies, Inc..........     8,000          15,440
 *Manhattan Associates, Inc.............    34,600         929,356
 Manitowoc Co., Inc.....................    31,650         645,660
 *Mannatech, Inc........................    13,500          44,550
 *Manning (Greg) Auctions, Inc..........     9,200          23,000
 *Manufacturers' Services Ltd...........    45,800         202,436
 *Manugistic Group, Inc.................    76,700         368,927
 *Mapics, Inc...........................    27,156         184,932
 *Mapinfo Corp..........................    17,300         107,606
 Marcus Corp............................    19,200         264,576
 *Marimba, Inc..........................    24,200          73,084
 Marine Products Corp...................    17,020         182,114
 *MarineMax, Inc........................    18,000         203,940
 *Marisa Christina, Inc.................     6,700           9,715
 Maritrans, Inc.........................     7,800         122,850
 *MarketWatch.com, Inc..................    16,900         136,028
 *MarkWest Hydrocarbon, Inc.............     8,500          58,225
 *Marlton Technologies, Inc.............     7,800           2,730
 Marsh Supermarkets, Inc. Class A.......     1,600          19,040
 Marsh Supermarkets, Inc. Class B.......     4,500          53,231
 *Martek Biosciences Corp...............    31,500       1,185,660
                                           SHARES       VALUE+
                                           ------       ------
 *Marten Transport, Ltd.................     4,200  $       94,836
 *Martha Stewart Living Omnimedia,
   Ltd..................................    22,600         247,018
 *Marvel Enterprises, Inc...............    39,700         887,295
 *Mascotech, Inc........................    60,200               0
 MASSBANK Corp..........................     4,700         148,332
 Massey Energy Co.......................    89,700       1,257,594
 *Mastec, Inc...........................    52,850         248,924
 *Material Sciences Corp................    16,500         152,460
 *Matria Healthcare, Inc................    11,369         155,301
 *Matritech, Inc........................    30,500          78,995
 *Matrix Bancorp, Inc...................     6,500          62,725
 *Matrix Service Co.....................     9,500         142,500
 *MatrixOne, Inc........................    62,200         324,062
 *#Matrixx Initiatives, Inc.............    12,900          88,752
 Matthews International Corp. Class A..     27,200         653,616
 *Mattson Technology, Inc...............    47,745         173,792
 *Maui Land & Pineapple Company, Inc....    10,200         189,210
 *Maverick Tube Corp....................    50,000       1,001,000
 *Max & Ermas Restaurants, Inc..........     2,300          33,925
 *Maxco, Inc............................     3,100           8,525
 *Maxcor Financial Group, Inc...........     8,372          75,264
 *Maxicare Health Plans, Inc............     3,580              36
 *Maxim Pharmaceuticals, Inc............    27,333         115,619
 *Maximus, Inc..........................    25,400         679,704
 *Maxtor Corp...........................    44,600         335,392
 *Maxwell Shoe Company, Inc.............    13,600         180,744
 *Maxwell Technologies, Inc.............    16,500         105,435
 *Maxxam, Inc...........................     8,900         113,920
 *Maxygen, Inc..........................    41,531         460,579
 *Mayor's Jewelers, Inc.................    22,100           4,752
 *Mays (J.W.), Inc......................       200           2,565
 MB Financial, Inc......................    21,300         841,137
 *McDATA Corp...........................    82,800       1,113,660
 McGrath Rent Corp......................    13,700         354,830
 *MCK Communications, Inc...............    16,700          36,406
 *McMoran Exploration Co................    19,664         249,733
 McRae Industries, Inc. Class A.........     2,600          17,524
 *#MCSI, Inc............................     9,500           1,734
 MDC Holdings, Inc......................    31,975       1,592,035
 *Meade Instruments Corp................    22,900          65,494
 *Meadow Valley Corp....................     2,400           2,820
 *Meadowbrook Insurance Group, Inc......     9,500          28,500
 *#Measurement Specialties, Inc.........    12,900          57,405
 *Mechanical Technology, Inc............     4,700          16,215
 *Medarex, Inc..........................    88,670         578,128
 *MedCath Corp..........................     1,700           9,639
 *#Med-Design Corp......................    15,000          69,750
 *Media 100, Inc........................     7,100          10,650
 *#Media Arts Group, Inc................    20,600          47,380
 Media General, Inc. Class A............     3,100         182,404
 *MediaBay, Inc.........................    16,400          12,792
 *Mediacom Communications Corp..........    34,000         317,900
 *Medialink Worldwide, Inc..............     5,900          19,470
 *Medical Action Industries, Inc........    11,600         155,904
 *Medicore, Inc.........................     3,800           5,092
 *Medquist, Inc.........................    43,700         895,850
 *Medstone International, Inc...........     3,900          12,675
 *MEDTOX Scientific, Inc................     5,030          29,627
 *Memberworks, Inc......................    15,200         334,400
 *Mens Warehouse, Inc...................    46,800         902,772

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THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Mentor Corp............................    55,600  $    1,179,832
 *Mentor Graphics Corp..................    80,900       1,059,790
 Mercantile Bank Corp...................     1,000          25,760
 *Mercator Software, Inc................    13,500          23,355
 Merchants Bancshares, Inc..............     6,150         146,924
 Merchants Group, Inc...................     1,300          27,300
 *Mercury Air Group, Inc................     6,500          25,220
 *Mercury Computer Systems, Inc.........    25,400         558,800
 Meridian Bioscience, Inc...............    14,600         134,320
 *#Meridian Resource Corp...............    22,700          62,652
 *Merit Medical Systems, Inc............    16,444         304,707
 *Meritage Corp.........................    16,300         769,034
 *Merix Corp............................    17,300          99,475
 *Merrimac Industries, Inc..............     2,860           9,152
 *Mesa Air Group, Inc...................    39,000         241,020
 *Mesa Labs, Inc........................     3,300          22,985
 *Mesaba Holdings, Inc..................    23,516         138,980
 *Mestek, Inc...........................     5,400          99,414
 *Meta Group, Inc.......................    12,700          45,720
 *MetaSolv, Inc.........................    37,000          62,160
 *Metatec International, Inc............     6,100           1,220
 Methode Electronics, Inc. Class A......    34,100         378,510
 Met-Pro Corp...........................     6,075          86,508
 #Metris Companies, Inc.................    68,900         350,701
 *Metro One Telecommunications, Inc.....    28,750         155,538
 *Metrocall, Inc........................    33,985               0
 MetroCorp. Bancshares, Inc.............     7,000          96,600
 *Metrologic Instruments, Inc...........     5,400         149,040
 *Metromedia International Group, Inc...    56,300           3,941
 MFB Corp...............................     1,300          33,709
 *MFRI, Inc.............................     4,900           9,800
 MGE Energy, Inc........................    21,192         664,348
 *MGI Pharma, Inc.......................    30,400         611,952
 MGP Ingredients, Inc...................     8,000          59,194
 *Michael Anthony Jewelers, Inc.........     7,400          15,059
 *Micrel, Inc...........................   110,473       1,332,304
 *Micro Component Technology, Inc.......    14,052           5,480
 *Micro Linear Corp.....................    12,000          31,200
 MicroFinancial, Inc....................     9,600          16,800
 *Micromuse, Inc........................    91,193         865,422
 *Micros Systems, Inc...................    20,800         617,136
 *Micros to Mainframes, Inc.............     4,900           3,038
 *Microsemi Corp........................    34,700         460,122
 *MicroStrategy, Inc....................    10,200         347,820
 *Microtek Medical Holdings, Inc........    42,810          98,463
 *Micro-Therapeutics, Inc...............    21,500          88,150
 *Microtune, Inc........................    63,300         183,570
 *#Microvision, Inc.....................    21,346         112,045
 *Midas, Inc............................    18,000         157,140
 *Middleby Corp.........................    13,100         148,816
 Middlesex Water Co.....................     6,300         147,294
 Midland Co.............................     6,600         148,500
 Mid-State Bancshares...................    28,196         571,251
 *#Midway Games, Inc....................    55,300         195,209
 Midwest Banc Holdings, Inc.............    16,050         314,580
 *Midwest Express Holdings, Inc.........    17,700          53,454
 *Mikohn Gaming Corp....................    15,600          69,264
 Milacron, Inc..........................    44,600         206,944
 *#Millennium Cell, Inc.................    34,100          58,993
 Millennium Chemicals, Inc..............    76,100         909,395
 *Miller Industries, Inc................     9,280          27,747
 *Millerbuilding Systems Escrow Shares..     3,200             960
                                           SHARES       VALUE+
                                           ------       ------
 *Millicom International Cellular
   S.A..................................        81  $        1,616
 *Miltope Group, Inc....................     5,800          18,966
 *MIM Corp..............................    29,200         200,020
 Mine Safety Appliances Co..............    12,000         471,240
 Minerals Technologies, Inc.............    24,100       1,209,820
 *Minorplanet Systems USA, Inc..........     4,460           3,033
 Minuteman International, Inc...........     1,000           8,260
 *MIPS Technologies, Inc................    16,600          46,480
 *#Miravant Medical Technologies........     1,800           1,836
 *Misonix, Inc..........................     8,100          32,805
 *Mission Resources Corp................    17,300          12,629
 *Mississippi Chemical Corp.............    12,842           1,798
 *Mitcham Industries, Inc...............     8,700          14,790
 *Mitek Systems, Inc....................    11,100          11,877
 *Mity Enterprises, Inc.................     5,000          53,825
 *MKS Instruments, Inc..................    61,442       1,198,119
 *MKTG Services, Inc....................       471           1,029
 *Mobile Mini, Inc......................    16,236         300,691
 *Mobius Management Systems, Inc........    17,100         153,387
 Mocon, Inc.............................     5,500          42,895
 *Modem Media, Inc......................     1,800           5,400
 Modine Manufacturing Co................    40,502         893,069
 *Mod-Pac Corp..........................     2,750          13,750
 *Mod-Pac Corp. Class B.................     1,112           5,560
 *Modtech Holdings, Inc.................    15,509         142,838
 *Moldflow Corp.........................    11,809         106,871
 *Molecular Devices Corp................    17,540         295,549
 *Monaco Coach Corp.....................    33,950         499,065
 *Monarch Casino and Resort, Inc........     9,400          80,088
 *Mondavi (Robert) Corp. Class A........    11,400         292,250
 *Monolithic System Technology, Inc.....    29,133         240,639
 *Monro Muffler Brake, Inc..............     8,200         206,640
 *Monterey Bay Bancorp, Inc.............     3,500          91,000
 *Monterey Pasta Co.....................    17,000          63,393
 Mony Group, Inc........................     6,100         162,321
 *Moog, Inc. Class A....................    12,800         428,800
 *Moog, Inc. Class B....................     2,200          74,250
 *Moore Medical Corp....................     3,100          22,847
 *Morgan Group Holding Co...............     4,400             440
 *Morgan's Foods, Inc...................       900           1,931
 *Morton Industrial Group, Inc.
   Class A..............................     1,000             300
 *Mossimo, Inc..........................    16,600          64,242
 *Mother's Work, Inc....................     6,300         148,050
 *Motor Car Parts & Accessories, Inc....     2,500           6,450
 Movado Group, Inc......................    12,000         275,760
 *#Movie Gallery, Inc...................    38,300         713,912
 *MPS Group, Inc........................   137,800         988,026
 *MPW Industrial Services Group.........     5,000           9,150
 *MRO Software, Inc.....................    35,700         338,079
 *MRV Communications, Inc...............    80,000         183,200
 *#MSC Industrial Direct Co., Inc.
   Class A..............................    37,000         702,630
 *MSC Software Corp.....................    35,900         243,761
 *#MTI Technology Corp..................     1,300           1,391
 *MTR Gaming Group, Inc.................    33,814         232,978
 MTS Systems Corp.......................    20,940         304,677
 *Mueller Industries, Inc...............    41,100       1,076,409
 *Multi Color Corp......................     1,500          31,725
 *Multilink Technology Corp.............     4,510           9,787
 *#Multimedia Games, Inc................    15,500         380,215
 *MutualFirst Financial, Inc............       900          21,096
 Myers Industries, Inc..................    32,651         323,245

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Mykrolis Corp.........................    47,700  $      445,995
 *Myriad Genetics, Inc..................    32,400         495,720
 Mystic Financial, Inc..................     1,500          32,940
 *Nabi Biopharmaceuticals...............    46,800         327,132
 Nacco Industries, Inc. Class A.........     6,500         376,025
 *Nanogen, Inc..........................    21,500          75,250
 *Nanometrics, Inc......................    13,494          85,673
 *Nanophase Technologies Corp...........    18,098          96,643
 *Napco Security Systems, Inc...........     2,150          17,802
 Nara Bancorp, Inc......................     7,000         118,993
 Nash-Finch Co..........................    11,800         158,356
 *Nashua Corp...........................     5,800          52,026
 *Nassda Corp...........................     4,986          32,808
 *#Nastech Pharmaceutical Co., Inc......    12,200         113,460
 *NATCO Group, Inc. Class A.............    18,100         130,501
 *Nathans Famous, Inc...................     7,000          24,570
 *National Beverage Corp................    18,100         259,554
 *National Dentex Corp..................     3,500          69,125
 *National Equipment Services, Inc......    21,000           2,310
 *National Home Health Care Corp........     5,465          37,435
 *National Medical Health Card Systems,
   Inc..................................     7,200          66,528
 National Penn Bancshares, Inc..........    20,728         621,633
 National Presto Industries, Inc........     6,800         219,844
 *National Processing, Inc..............    62,400       1,047,696
 *National Research Corp................     7,000          83,860
 *National RV Holdings, Inc.............    11,500          54,625
 National Service Industries, Inc.......    11,425         111,851
 *National Steel Corp. Class B..........    10,200             224
 *National Technical Systems, Inc.......     8,600          36,025
 *National Western Life Insurance Co.
   Class A..............................     1,000         108,610
 *Natrol, Inc...........................    10,000          19,000
 *Natural Alternatives International,
   Inc..................................     5,400          22,302
 Nature's Sunshine Products, Inc........    18,259         156,297
 *Natus Medical, Inc....................     1,900           8,265
 *Nautica Enterprises, Inc..............    40,366         425,861
 #Nautilus Group, Inc...................    39,100         507,909
 *Navarre Corp..........................    21,500          45,580
 *Navidec, Inc..........................       644           1,288
 *Navigant Consulting, Inc..............    50,700         494,325
 *Navigant International, Inc...........    18,100         211,227
 *Navigators Group, Inc.................     8,400         211,344
 NBT Bancorp............................    39,248         726,480
 *NBTY, Inc.............................    79,700       1,234,553
 *NCI Building Systems, Inc.............    21,400         399,538
 *NCO Portfolio Management, Inc.........     1,945          11,573
 *NCS Healthcare, Inc...................    30,132         581,548
 NDChealth Corp.........................    43,500         890,880
 *Neff Corp. Class A....................    16,000             880
 *Nektar Therapeutics...................    66,869         740,240
 *Nelson (Thomas), Inc..................    13,100         151,960
 *#Neoforma, Inc........................    20,728         211,426
 *Neogen Corp...........................     6,100         101,565
 *NeoMagic Corp.........................    27,900          40,455
 *NEON Systems, Inc.....................     8,600          28,303
 *#Neopharm, Inc........................    22,517         342,033
 *Neose Technologies, Inc...............    20,600         228,454
 *#Neoware Systems, Inc.................     6,900          79,695
 *Net Perceptions, Inc..................    23,500          38,070
 *Net2Phone, Inc........................    37,000         190,180
 NetBank, Inc...........................    57,533         763,463
                                           SHARES       VALUE+
                                           ------       ------
 *Netegrity, Inc........................    41,200  $      250,496
 *Netguru, Inc..........................    17,200          23,547
 *NetIQ Corp............................    61,987         919,887
 *NetManage, Inc........................     8,042          16,245
 *Netopia, Inc..........................    22,700          84,217
 *NetRatings, Inc.......................    44,000         395,560
 *Netro Corp............................    55,400         162,876
 *Netscout System, Inc..................    37,800         151,200
 *NetSolve, Inc.........................    12,100          85,426
 *Network Engines, Inc..................     2,100           5,418
 *Network Equipment Technologies,
   Inc..................................    33,000         294,030
 *#Network Plus Corp....................    14,500              11
 *Neurobiological Technologies, Inc.....     2,700          12,096
 *Neurogen Corp.........................    20,717         105,864
 *Nevada Chemicals, Inc.................     2,500           9,748
 *Nevada Gold & Casinos, Inc............    12,750         104,550
 *New Brunswick Scientific Co., Inc.....     7,660          32,555
 *New Century Equity Holdings Corp......    33,700          12,132
 #New Century Financial Corp............    29,900       1,396,330
 New England Business Services, Inc.....    15,600         421,044
 *New Focus, Inc........................    81,929         303,137
 New Hampshire Thrift BancShares,
   Inc..................................       200           4,400
 *New Horizons Worldwide, Inc...........    10,200          45,492
 New Jersey Resources Corp..............    32,400       1,145,988
 Newmil Bancorp, Inc....................     4,400         100,232
 *Newpark Resources, Inc................    93,400         548,258
 *Newport Corp..........................    46,418         742,224
 *Newtek Business Services, Inc.........     2,600          12,740
 *Nextel Partners, Inc..................     5,700          31,065
 *Niagara Corp..........................     8,200          20,213
 *NIC, Inc..............................    56,200         125,326
 Nitches, Inc...........................       864           5,681
 NL Industries, Inc.....................    57,200         967,824
 *NMS Communications Corp...............    35,800          50,979
 *NMT Medical, Inc......................    11,500          41,975
 NN, Inc................................    15,250         167,293
 *Nobel Learning Communities, Inc.......     6,500          26,130
 *Nobility Homes, Inc...................     4,100          37,064
 Noble International, Ltd...............     8,400          70,468
 *Noel Group, Inc.......................     8,000              24
 Noland Co..............................       200           9,200
 Nordson Corp...........................    40,300         957,125
 *Norstan, Inc..........................    15,100          57,984
 *North American Scientific, Inc........    11,900          96,140
 North Central Bancshares, Inc..........     1,700          59,260
 North Pittsburgh Systems, Inc..........    19,500         279,630
 Northeast Bancorp......................       900          13,500
 Northeast Pennsylvania Financial
   Corp.................................     4,400          68,596
 Northern Technologies International
   Corp.................................     3,000          16,200
 *#Northfield Laboratories, Inc.........    18,900         121,905
 *Northland Cranberries, Inc............     6,900           5,520
 Northrim BanCorp, Inc..................     6,068          98,429
 *#Northwest Airlines Corp..............   102,900         918,897
 Northwest Bancorp, Inc.................    54,400         871,488
 Northwest Natural Gas Co...............    30,800         857,780
 *Northwest Pipe Co.....................     6,500          79,040
 #Northwestern Corp.....................    43,800         117,384
 *Novadigm, Inc.........................    20,800          49,296

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *#Novamed Eyecare, Inc.................    16,700  $       23,380
 *Novavax, Inc..........................    36,300         137,940
 *Novell, Inc...........................    66,470         221,345
 *Noven Pharmaceuticals, Inc............    27,100         262,057
 Novitron International, Inc............     1,787           8,399
 *Novoste Corp..........................    19,400         153,454
 *#NPS Pharmaceuticals, Inc.............    42,100         907,676
 *NS Group, Inc.........................    23,200         209,728
 *Nstor Technology......................     2,600           1,066
 *#NTELOS, Inc..........................     3,400             170
 *NTN Communications, Inc...............    27,793          59,199
 *Nu Horizons Electronics Corp..........    19,300         117,344
 *#Nucentrix Broadband Networks, Inc....    10,400          15,704
 *NuCo2, Inc............................    12,800         121,600
 *Nuevo Energy Co.......................    25,800         407,640
 NUI Corp...............................    19,292         304,621
 *Numerex Corp. Class A.................    10,800          32,940
 NuSkin Enterprises, Inc................    43,300         433,000
 *Nutraceutical International Corp......    13,400         116,433
 *Nutramax Products, Inc................     3,300               3
 *Nutrition 21, Inc.....................    11,400           4,332
 *Nuvelo, Inc...........................    35,267          72,650
 *NWH, Inc..............................     4,200          67,200
 *NYFIX, Inc............................    37,381         220,548
 Nymagic, Inc...........................     8,700         180,960
 *O'Charleys, Inc.......................    25,550         489,794
 *O.I. Corp.............................     2,700          12,582
 Oak Hill Financial, Inc................     3,000          74,370
 *Oak Technology, Inc...................    67,090         434,072
 *Oakley, Inc...........................    80,800         896,880
 *OAO Technology Solutions, Inc.........    17,700          34,161
 *Obie Media Corp.......................     5,900          11,281
 *Oceaneering International, Inc........    29,700         815,265
 OceanFirst Financial Corp..............    16,600         390,283
 *Ocular Sciences, Inc..................    28,600         561,704
 *Ocwen Financial Corp..................    79,200         337,392
 *Odd Job Stores, Inc...................    12,700          30,480
 *Odetics, Inc. Class A.................       300             201
 *Odetics, Inc. Class B.................       200             106
 *Odyssey Healthcare, Inc...............    28,400         839,788
 *Officemax, Inc........................   148,300         817,133
 *Offshore Logistics, Inc...............    26,100         543,402
 *Oglebay Norton Co.....................     5,300          21,359
 *Ohio Casualty Corp....................    72,900         918,540
 *Oil States International, Inc.........    62,600         841,344
 Oil-Dri Corp. of America...............     4,200          45,150
 *Old Dominion Freight Lines, Inc.......    12,800         508,160
 Olin Corp..............................    69,352       1,224,756
 *Olympic Steel, Inc....................     9,600          36,480
 OM Group, Inc..........................    34,100         493,427
 Omega Financial Corp...................     8,200         296,840
 *Omega Protein Corp....................    27,300         138,138
 *Omnicell, Inc.........................    16,600         116,864
 *#OmniVision Technologies, Inc.........    27,600         990,564
 *Omnova Solutions, Inc.................    13,900          60,882
 *Omtool, Ltd...........................     1,785           4,070
 *On Assignment, Inc....................    31,000         103,850
 *On Command Corp.......................    23,100          25,410
 *ON Semiconductor Corp.................    91,700         248,507
 *On Technology Corp....................    26,000          51,350
 *One Price Clothing Stores, Inc........     2,957           1,774
 Oneida, Ltd............................    19,200         177,600
                                           SHARES       VALUE+
                                           ------       ------
 Oneok, Inc.............................    39,600  $      806,652
 *OneSource Information Services, Inc...    11,900          80,087
 *Online Resources Corp.................    13,500          56,700
 *Onyx Acceptance Corp..................     5,100          25,500
 *Onyx Pharmacueticals, Inc.............    28,500         287,850
 *Onyx Software Corp....................    32,500          30,875
 *OPENT Technologies, Inc...............    28,200         282,000
 *Opinion Research Corp.................     6,700          39,537
 *Oplink Communications, Inc............    53,100          76,464
 *Opti, Inc.............................    11,600          17,632
 *Optical Sensors, Inc..................     1,633           5,144
 *OpticNet, Inc.........................     5,600               6
 *Optika, Inc...........................     8,200          11,480
 *Option Care, Inc......................    24,700         255,645
 *OraSure Technologies, Inc.............    46,000         339,940
 *Orbit International Corp..............     1,266           7,647
 *ORBIT/FR, Inc.........................     6,100           3,965
 *Orbital Sciences Corp.................    59,900         341,430
 *Oregon Steel Mills, Inc...............    30,900          89,301
 Oregon Trail Financial Corp............     3,100          73,625
 *Orleans Homebuilders, Inc.............    11,300         114,695
 *Orphan Medical, Inc...................    10,300          79,938
 *#Orthodontic Centers of America,
   Inc..................................    60,551         481,380
 *Orthologic Corp.......................    39,426         145,876
 Oshkosh B'Gosh, Inc. Class A...........    12,200         306,830
 Oshkosh Truck Corp. Class B............    16,100         892,423
 *#OSI Pharmaceutical, Inc..............    43,700       1,151,932
 *#OSI Systems, Inc.....................    17,300         266,593
 *Osteotech, Inc........................    18,700         261,239
 *Ostex International, Inc..............    12,500          25,750
 Otter Tail Co..........................    30,700         863,898
 Outlook Group Corp.....................     2,400          12,024
 *Overland Storage, Inc.................    14,100         246,609
 Overseas Shipholding Group, Inc........    40,700         854,700
 *#Overture Services, Inc...............    44,900         800,971
 Owens & Minor, Inc.....................    44,000         935,000
 *Owens-Illinois, Inc...................     1,100          12,595
 *Owosso Corp...........................     5,800           1,653
 Oxford Industries, Inc.................     7,500         306,000
 *#Oxigene, Inc.........................    12,600          49,014
 *Oxis International, Inc...............     7,900           2,607
 *OYO Geospace Corp.....................     5,100          51,510
 *P&F Industries, Inc. Class A..........     1,300           8,190
 *#P.F. Chang's China Bistro, Inc.......    29,900       1,316,198
 *Pacific Aerospace & Electronics,
   Inc..................................       128              58
 Pacific Capital Bancorp................    40,733       1,384,107
 Pacific Crest Capital, Inc.............     2,120          43,799
 *Pacific Mercantile Bancorp............     5,900          59,148
 Pacific Northwest Bancorp..............    20,200         704,778
 *Pacific Premier Bancorp, Inc..........     2,400          16,176
 *#Pacific Sunwear of California,
   Inc..................................    58,300       1,309,418
 *Pacificare Health Systems, Inc........    40,700       1,573,421
 *Packaged Ice, Inc.....................    20,000          67,600
 *Packaging Dynamics Corp...............     4,120          29,664
 *Packeteer, Inc........................    36,400         563,472
 *Pac-West Telecomm, Inc................    23,100          15,246
 *Pain Therapeutics, Inc................    34,400         256,624
 *Palatin Technologies, Inc.............        62             223
 *#Paligent, Inc........................       347              38
 *Palm Harbor Homes, Inc................    27,511         519,408
 *Palm, Inc.............................     9,184         109,841
 *PAM Transportation Services, Inc......    13,500         322,920

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Pamrapo Bancorp, Inc...................     5,100  $       91,851
 *Panavision, Inc.......................     3,600          23,400
 *#Panera Bread Co......................    33,300       1,162,503
 *Pantry, Inc...........................     9,900          89,496
 *#Papa John's International, Inc.......    21,500         532,555
 *Par Technology Corp...................     7,800          39,624
 *Paradyne Networks Corp................    42,363         103,789
 *Paragon Technologies, Inc.............     4,200          41,664
 *Parallel Petroleum Corp...............    25,400          83,058
 *Parametric Technology Corp............   127,900         415,675
 *Parexel International Corp............    30,400         421,648
 Park Bancorp, Inc......................     1,200          33,366
 Park Electrochemical Corp..............    23,650         428,065
 *Parker Drilling Co....................    95,200         265,608
 *#Parkervision, Inc....................    17,300         121,100
 *Park-Ohio Holdings Corp...............    10,400          48,776
 Parkvale Financial Corp................     5,700         135,489
 *Parlex Corp...........................     6,300          40,818
 *Parlux Fragrances, Inc................     9,900          36,927
 *#ParthusCeva, Inc.....................    10,833          74,748
 *Pathmark Stores, Inc..................    33,900         244,419
 *Patient Infosystems, Inc..............     8,800           1,056
 Patina Oil & Gas Corp..................    30,292       1,199,260
 Patrick Industries, Inc................     4,500          29,250
 Patriot Bank Corp......................     6,930         130,769
 *Patriot Transportation Holding,
   Inc..................................     2,500          69,250
 *Paula Financial, Inc..................     6,100           7,747
 *#Paul-Son Gaming Corp.................     4,100          20,705
 *Paxar Corp............................    47,100         529,404
 *Paxson Communications Corp............    71,100         468,549
 *Payless Cashways, Inc.................       160               0
 *Payless ShoeSource, Inc...............    45,000         674,100
 *PC Connection, Inc....................    31,750         236,538
 *PC Mall, Inc..........................    10,700          37,450
 *PC-Tel, Inc...........................    23,500         312,550
 *PCD, Inc..............................     7,000              60
 *PDF Solutions, Inc....................    20,959         229,291
 *PDI, Inc..............................    17,100         200,925
 *PDS Gaming Corp.......................     1,100           1,617
 *PEC Solutions, Inc....................    32,500         475,150
 *Pediatric Services of America, Inc....     6,100          35,685
 *Pediatrix Medical Group, Inc..........    28,000       1,051,680
 *Peerless Manufacturing Co.............     3,000          27,480
 *Peerless Systems Corp.................    15,200          27,664
 *Peet's Coffee & Tea, Inc..............    13,950         238,964
 *#Pegasus Communications Corp..........     5,570         138,415
 *Pegasus Solutions, Inc................    29,700         421,443
 *Pegasystems, Inc......................    49,500         348,975
 *Pemco Aviation Group, Inc.............       950          21,850
 *Pemstar, Inc..........................    38,100         143,637
 Penford Corp...........................     7,600          90,136
 Penn Engineering & Manufacturing Corp.
   Class A..............................     1,200          14,580
 Penn Engineering & Manufacturing Corp.
   Non-Voting...........................    15,000         208,200
 *#Penn National Gaming, Inc............    48,000         803,520
 *Penn Traffic Co.......................        93              25
 *Penn Treaty American Corp.............    24,800          40,672
 Penn Virginia Corp.....................     8,900         369,350
 Penn-America Group, Inc................    14,500         156,600
 Pennfed Financial Services, Inc........     7,400         208,902
 *Penns Woods Bancorp, Inc..............       200           8,850
                                           SHARES       VALUE+
                                           ------       ------
 *Penwest Pharmaceuticals Co............    18,600  $      331,638
 Peoples Bancorp, Inc...................       300           6,225
 Pep Boys - Manny, Moe & Jack...........    74,700         786,591
 *Perceptron, Inc.......................     8,150          39,202
 *Performance Technologies, Inc.........    14,700          99,519
 *Pericom Semiconductor Corp............    30,900         287,370
 *Perini Corp...........................    22,600         156,844
 PerkinElmer, Inc.......................    70,900         906,811
 *Perot Systems Corp....................    11,600         123,076
 Perrigo Co.............................    83,200       1,217,216
 *Perry Ellis International, Inc........     6,300         119,133
 *Per-Se Technologies, Inc..............    40,600         389,760
 *Pervasive Software, Inc...............    19,800         102,564
 *Petrocorp, Inc........................     6,900          87,009
 *Petroleum Development Corp............    18,633         171,051
 PFF Bancorp, Inc.......................    14,300         532,818
 *Pfsweb, Inc...........................         9               6
 *Pharmaceutical Resources, Inc.........    27,300       1,120,392
 *Pharmacopeia, Inc.....................    28,400         297,632
 *Pharmacyclics, Inc....................    19,000          83,049
 *#Pharmanetics, Inc....................     9,500          57,000
 *PharmChem, Inc........................     5,100           1,326
 *#Pharmos Corp.........................     6,200           7,316
 *Philadelphia Consolidated Holding
   Corp.................................    25,700       1,051,387
 Phillips-Van Heusen Corp...............    35,300         498,083
 *Phoenix Gold International, Inc.......     1,000           1,250
 *Phoenix Technologies, Ltd.............    30,500         141,825
 *Photo Control Corp....................     1,000           1,520
 *Photoelectron Corp....................     9,900          20,295
 *#PhotoMedex, Inc......................    14,000          28,700
 *Photon Dynamics, Inc..................    19,100         473,489
 *Photronics, Inc.......................    38,400         646,656
 *#Physiometrix, Inc....................     7,400          12,210
 *Piccadilly Cafeterias, Inc............    10,700           6,955
 *Pico Holdings, Inc....................    12,300         171,708
 #Piedmont Natural Gas Co...............    32,500       1,274,975
 Pilgrim's Pride Corp...................    12,900          78,819
 Pilgrims Pride Corp. Class B...........    36,400         315,224
 *Pinnacle Entertainment, Inc...........    26,400         159,720
 *Pinnacle Systems, Inc.................    74,900         797,685
 *Pioneer Drilling Co...................     1,800           9,180
 Pioneer Standard Electronics, Inc......    37,700         344,578
 *Pixelworks, Inc.......................    51,000         422,280
 *Pizza Inn, Inc........................    10,000          18,610
 *Plains Exploration & Production Co....    26,300         269,049
 *Plains Resources, Inc.................    29,000         377,000
 *Planar Systems, Inc...................    16,700         346,358
 *Plantronics, Inc......................    56,300       1,212,139
 *PlanVista Corp........................    16,600          23,240
 *Plato Learning, Inc...................    21,866         115,234
 *Play By Play Toys and Novelties,
   Inc..................................     5,900              30
 *Playboy Enterprises, Inc. Class A.....     4,700          47,846
 *#Playboy Enterprises, Inc. Class B....    25,700         293,494
 *Playtex Products, Inc.................    73,500         571,830
 *Plexus Corp...........................    50,400         604,800
 *#Plug Power, Inc......................    74,044         402,059
 *PLX Technology, Inc...................    23,800          90,678
 *Plymouth Rubber, Inc. Class B.........       200             140
 PMA Capital Corp. Class A..............    30,700         284,896
 *#PMC Sierra, Inc......................    79,700         865,542
 PNM Resources, Inc.....................    46,900       1,245,195

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Pocahontas Bancorp, Inc................     4,400  $       52,800
 *Point Therapeutics, Inc...............       660           1,584
 *Point West Capital Corp...............     3,400               3
 *Point.360.............................     9,000          23,751
 *Polycom, Inc..........................    62,302         792,481
 PolyMedica Corp........................    14,800         537,240
 Polyone Corp...........................    90,700         451,686
 *Pomeroy Computer Resource, Inc........    15,400         156,926
 Pope & Talbot, Inc.....................    18,800         213,192
 *Porta Systems Corp....................     9,600             360
 *Possis Medical, Inc...................    21,000         358,260
 Potlatch Corp..........................    33,700         838,119
 *Powell Industries, Inc................    12,700         201,295
 *Power Intergrations, Inc..............    34,700         925,067
 *PowerCerv Corp........................     1,755              70
 *Power-One, Inc........................    98,800         682,708
 *Powerwave Technologies, Inc...........    79,200         550,440
 *Pozen, Inc............................    33,600         211,344
 *PPT Vision, Inc.......................     6,800           5,100
 *PracticeWorks, Inc....................    11,625         188,906
 *PRAECIS Pharmaceuticals, Inc..........    56,232         290,157
 *Premier Financial Bancorp.............     5,200          51,485
 *#Premier Laser Systems, Inc.
   Class A..............................     3,400              34
 *#Pre-Paid Legal Services, Inc.........    25,350         641,102
 Presidential Life Corp.................    39,700         446,625
 *Presstek, Inc.........................    40,998         273,047
 *#PRG-Schultz International, Inc.......    79,700         557,900
 *Price Communications Corp.............    68,200         873,642
 *#Priceline.com, Inc...................   240,200         980,016
 *Pricesmart, Inc.......................     4,400          67,144
 *Prima Energy Corp.....................    15,362         351,022
 *Prime Hospitality Corp................    53,100         353,646
 *Prime Medical Services, Inc...........    19,000         106,400
 *PRIMEDIA, Inc.........................   302,038       1,008,807
 *Primus Knowledge Solutions, Inc.......    16,500          14,025
 *Princeton Review, Inc.................    14,600          86,578
 *Printronix, Inc.......................     5,800          58,522
 *Printware, Inc........................     3,600           4,428
 *#Priority Healthcare Corp.............    43,416         979,031
 *Private Business, Inc.................       945             558
 *Proassurance Corp.....................    35,650         998,200
 *ProBusiness Services, Inc.............    31,000         400,830
 *Procom Technology, Inc................     5,400           2,970
 *Procurenet, Inc.......................    19,700              20
 *Progenics Pharmaceuticals, Inc........    15,300         214,200
 Programmers Paradise, Inc..............     5,200          12,532
 Progress Financial Corp................     7,098         105,121
 *Progress Software Corp................    45,800         935,694
 *ProQuest Co...........................    33,700         943,600
 *ProsoftTraining.com...................     7,300           2,847
 *Protection One, Inc...................    95,000         112,100
 *Protein Design Labs, Inc..............   106,800       1,528,308
 *Proton Energy Systems, Inc............    39,300         132,441
 *Provant, Inc..........................    13,000           1,235
 Providence & Worcester Railroad Co.....     3,000          20,550
 Provident Bancorp, Inc.................     5,200         166,764
 Provident Bankshares Corp..............    28,977         742,681
 #Provident Financial Group, Inc........    20,000         511,600
 Provident Financial Holdings, Inc......     5,550         169,053
 *Province Healthcare Co................    58,425         639,754
 *Proxim Corp...........................    67,269         101,576
 *#ProxyMed, Inc........................     1,320          15,391
                                           SHARES       VALUE+
                                           ------       ------
 *PSS World Medical, Inc................    94,800  $      542,256
 Psychemedics Corp......................     5,225          45,771
 *Psychiatric Solutions, Inc............     2,433          23,965
 *PTEK Holdings, Inc....................    65,228         329,401
 Pulaski Financial Corp.................     2,700          63,963
 Pulitzer, Inc..........................    10,700         537,996
 *Puma Technology, Inc..................    36,267         134,188
 *Pure World, Inc.......................     7,600          24,396
 *PW Eagle, Inc.........................     7,000          37,450
 Pyramid Breweries, Inc.................     5,700          18,753
 *Qad, Inc..............................    39,400         283,680
 *QEP Co., Inc..........................     2,125          18,424
 *QRS Corp..............................    19,000          89,490
 *#QuadraMed Corp.......................    27,006          31,327
 Quaker Chemical Corp...................     9,100         204,750
 *Quaker City Bancorp, Inc..............     2,734         105,532
 Quaker Fabric Corp.....................    19,350         124,808
 *Quality Dining, Inc...................    11,400          23,940
 *Quality Systems, Inc..................     8,300         259,375
 *Qualstar Corp.........................     5,500          27,225
 Quanex Corp............................    19,500         622,050
 *Quanta Services, Inc..................    84,200         506,042
 *#Quantum Fuel Systems Technologies
   Worldwide, Inc.......................    14,100          27,495
 *#Quest Software, Inc..................   108,600       1,213,062
 *#Questcor Pharmaceuticals, Inc........    26,800          24,120
 *Quicklogic Corp.......................    24,000          81,600
 *Quidel Corp...........................    34,700         216,875
 *Quigley Corp..........................    13,700          88,365
 *Quiksilver, Inc.......................    65,100       1,102,143
 *Quipp, Inc............................     1,400          14,490
 Quixote Corp...........................     8,891         204,493
 *#Quokka Sports, Inc...................     1,128              17
 *Quovadx, Inc..........................    31,543         102,515
 *R & B, Inc............................     8,400          85,260
 *R H Donnelley Corp....................    35,700       1,282,344
 *Radiant Systems, Inc..................    37,200         260,400
 *Radiologix, Inc.......................    24,200          65,340
 *RadiSys Corp..........................    19,362         206,205
 *Radyne ComStream, Inc.................     9,500          20,330
 *Rag Shops, Inc........................     2,415           8,308
 *Railamerica, Inc......................    37,900         287,661
 *Rainbow Rentals, Inc..................     5,900          31,152
 *Rainbow Technologies, Inc.............    32,200         273,378
 *Ralcorp Holdings, Inc.................    33,900         852,585
 *Rambus, Inc...........................    92,400       1,655,808
 *Ramsay Youth Services, Inc............     3,900          19,227
 *Ramtron International Corp............    10,300          22,454
 *Range Resources Corp..................    66,500         399,000
 *Rare Hospitality International,
   Inc..................................    26,421         755,126
 Raven Industries, Inc..................     9,200         179,400
 Rayonier, Inc..........................    15,200         784,776
 *Rayovac Corp..........................    38,000         478,420
 *Raytech Corp..........................     7,000          41,930
 *RC2 Corp..............................    20,600         350,200
 *RCM Technologies, Inc.................    10,500          35,700
 *#RCN Corp.............................    82,600         128,030
 *RDO Equipment Co. Class A.............     5,700          33,972
 *Reading International, Inc.
   Class A..............................    18,149         101,634
 *Reading International, Inc.
   Class B..............................     1,060           5,539
 *RealNetworks , Inc....................   223,400       1,776,030
 *Recoton Corp..........................    10,200              87

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Red Hat, Inc..........................   186,600  $    1,378,974
 *#Redhook Ale Brewery, Inc.............     9,300          17,670
 Redwood Empire Bancorp.................     3,500         101,500
 *Reeds Jewelers, Inc...................       440             594
 Regal-Beloit Corp......................    30,000         601,500
 *Regeneration Technologies, Inc........    31,650         356,063
 *Regeneron Pharmaceuticals, Inc........    50,400         693,504
 *Regent Communications, Inc............    60,300         375,066
 Regis Corp.............................    43,100       1,258,520
 *Register.Com, Inc.....................    44,100         264,600
 *Rehabcare Group, Inc..................    17,300         237,875
 *Reliability, Inc......................     6,300           6,174
 Reliance Steel & Aluminum Co...........    39,200         753,032
 *Reliant Resources, Inc................    14,100          94,470
 *Reliv International, Inc..............     9,226          42,440
 *Relm Wireless Corp....................     7,600           4,180
 *Remec, Inc............................    68,650         470,939
 *RemedyTemp, Inc.......................     7,000          75,040
 *Remington Oil & Gas Corp..............    34,400         660,136
 *#Renaissance Learning, Inc............    37,600         859,160
 *Rentrak Corp..........................    10,900          64,005
 *Rent-Way, Inc.........................    30,800         145,068
 *#Repligen Corp........................    32,000         205,440
 *#Reptron Electronics, Inc.............     8,800           3,960
 Republic Bancorp, Inc..................    69,113         916,438
 Republic Bancorp, Inc. Class A.........    14,500         206,480
 Republic Bankshares, Inc...............    11,300         263,855
 *Republic First Bancorp, Inc...........     6,334          52,699
 *Res-Care, Inc.........................    27,050         120,373
 *ResMed, Inc...........................    41,300       1,643,740
 *ResortQuest International, Inc........    25,500         103,275
 Resource America, Inc..................    17,400         158,166
 *Resources Connection, Inc.............    26,500         594,925
 *Respironics, Inc......................    39,400       1,453,072
 *Restoration Hardware, Inc.............    36,100         180,500
 *Retek, Inc............................    63,800         420,378
 *#Revlon, Inc..........................    28,300          83,485
 *Rex Stores Corp.......................    12,400         155,000
 *Rexhall Industries, Inc...............     3,542           7,722
 *RF Micro Devices, Inc.................    32,800         184,992
 *RF Monolithics, Inc...................    10,100          30,674
 *#Rhythms NetConnections, Inc..........     8,900              10
 Richardson Electronics, Ltd............    12,000         108,600
 *Rigel Pharmaceuticals, Inc............    24,200          33,880
 Riggs National Corp....................    33,400         495,990
 *Right Management Consultants, Inc.....    31,162         404,801
 *Rimage Corp...........................     8,600          91,925
 *Rita Medical Systems, Inc.............    16,700          63,460
 *Riverside Group, Inc..................     1,000              35
 Riverview Bancorp, Inc.................     4,500          78,750
 Rivianna Foods, Inc....................    14,100         383,379
 *Riviera Holdings Corp.................     3,600          18,540
 RLI Corp...............................    28,700         848,946
 *RMH Teleservices, Inc.................    16,100          65,527
 *Roadhouse Grill, Inc..................    13,340           4,002
 Roadway Corp...........................    23,200         858,400
 Roanoke Electric Steel Corp............    10,900          81,750
 Robbins & Myers, Inc...................    15,200         291,536
 *Robocom Systems, Inc..................       800             176
 *Robotic Vision Systems, Inc...........    17,400           8,700
 *Rochester Medical Corp................     5,300          62,540
 Rock of Ages Co........................     4,400          26,752
                                           SHARES       VALUE+
                                           ------       ------
 Rock-Tenn Co. Class A..................    34,300  $      490,490
 *Rocky Mountain Chocolate Factory,
   Inc..................................     2,433          18,904
 *Rocky Shoes & Boots, Inc..............     4,500          40,455
 *Rofin-Sinar Technologies, Inc.........    13,000         206,310
 *Rogers Corp...........................    19,000         627,380
 *Rogue Wave Software, Inc..............    11,000          26,400
 *Rohn Industries, Inc..................    34,500           5,520
 Rollins, Inc...........................    51,300       1,057,293
 Roper Industries, Inc..................    38,500       1,412,565
 *Ross Systems, Inc.....................     2,600          35,568
 Roto-Rooter, Inc.......................    12,900         503,358
 *Rouge Industries, Inc. Class A........    15,000           6,900
 *Roxio, Inc............................     1,629          10,963
 Royal Bancshares of Pennsylvania
   Class A..............................     4,344          91,789
 #Royal Gold, Inc.......................    24,600         498,888
 *Royale Energy, Inc....................     3,041          19,584
 RPC, Inc...............................    28,600         334,620
 *RSA Security, Inc.....................    69,200         774,348
 *RTI International Metals, Inc.........    26,700         271,806
 *RTW, Inc..............................     5,150          18,386
 *Rubio's Restaurants, Inc..............     6,500          32,045
 Ruby Tuesday, Inc......................    64,800       1,494,936
 Ruddick Corp...........................    58,200         905,010
 *Rudolph Technologies, Inc.............    19,600         283,416
 *Rural Cellular Corp. Class A..........     2,800           4,956
 *Rural/Metro Corp......................    14,000          12,460
 *Rush Enterprises, Inc. Class A........     7,000          33,110
 *Rush Enterprises, Inc. Class B........     7,000          33,530
 Russ Berrie & Co., Inc.................    24,600         847,716
 Russell Corp...........................    38,700         773,226
 *RWD Technologies, Inc.................    15,200          31,312
 *Ryan's Family Steak Houses, Inc.......    49,900         641,215
 Ryerson Tull, Inc......................    29,100         257,535
 #Ryland Group, Inc.....................    32,100       2,089,710
 *S&K Famous Brands, Inc................     2,100          29,001
 S&T Bancorp, Inc.......................    35,000         991,550
 *S1 Corp...............................    83,515         350,763
 *Safeguard Scientifics, Inc............   120,400         361,200
 *SafeNet, Inc..........................    11,660         324,381
 *Safety Components International,
   Inc..................................       118             847
 *Saga Communications, Inc. Class A.....    25,125         481,144
 *Salem Communications Corp.............    21,540         534,192
 *#Salton, Inc..........................    17,200         160,132
 *Samsonite Corp........................       518             492
 *San Filippo (John B.) & Son, Inc......     5,000          78,800
 *Sanchez Computer Associates, Inc......    31,955         173,516
 Sanders Morris Harris Group, Inc.......     3,100          29,729
 Sanderson Farms, Inc...................    15,600         374,556
 *Sands Regent Casino Hotel.............     2,000           6,020
 Sandy Spring Bancorp, Inc..............    17,400         553,494
 *Sangamo BioSciences, Inc..............    36,100         141,151
 *Sangstat Medical Corp.................    31,300         429,749
 *Sapient Corp..........................    30,700          72,452
 *Satcon Technology Corp................    14,600           9,052
 *Saucony, Inc. Class A.................     2,700          31,185
 *Saucony, Inc. Class B.................     3,500          41,300
 Sauer-Danfoss, Inc.....................    49,600         468,720
 *Saxon Capital, Inc....................    17,400         297,888
 *SBE, Inc..............................     3,500           4,830
 *SBS Technologies, Inc.................    16,530         150,258

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *ScanSoft, Inc.........................    78,818  $      457,066
 *ScanSource, Inc.......................    21,200         532,120
 Schawk, Inc. Class A...................    22,200         234,210
 *Scheid Vineyards, Inc.................     2,200           6,435
 *#Schick Technologies, Inc.............     9,000          63,450
 *Schieb (Earl), Inc....................     2,200           5,720
 *Schlotzskys, Inc......................     7,200          21,960
 *Schmitt Industries, Inc...............     2,466           2,713
 Schnitzer Steel Industries, Inc.
   Class A..............................     5,200         177,320
 *Scholastic Corp.......................    36,900       1,149,804
 *Schuff International, Inc.............     7,000          12,425
 Schulman (A.), Inc.....................    38,300         656,079
 Schweitzer-Maudoit International,
   Inc..................................    17,500         420,875
 *Sciclone Pharmaceuticals, Inc.........    46,700         378,270
 *Scientific Games Corp.................    76,258         591,000
 *Scientific Learning Corp..............     4,400          17,820
 *Scientific Technologies, Inc..........     6,700          27,202
 *SCM Microsystems, Inc.................    18,800          85,540
 *SCP Pool Corp.........................    28,200         908,322
 SCPIE Holdings, Inc....................     9,300          86,955
 *SCS Transportation, Inc...............    14,450         186,983
 Seaboard Corp..........................     1,400         308,000
 *Seabulk International, Inc............     2,400          21,622
 *Seachange International, Inc..........    32,000         361,600
 Seacoast Banking Corp..................     4,500          79,875
 Seacoast Financial Services Corp.......     5,746         117,218
 *Seacor Smit, Inc......................    27,900       1,087,821
 *Seattle Genetics, Inc.................    30,095         153,184
 *Secom General Corp....................       140             214
 Second Bancorp, Inc....................     9,900         242,352
 *Secure Computing Corp.................    37,274         281,046
 *Security Associates International,
   Inc..................................     3,500             158
 *SED International Holdings, Inc.......       825             388
 *SeeBeyond Technology Corp.............    99,200         279,744
 *SEEC, Inc.............................     5,900           6,903
 *Segue Software, Inc...................     9,500          23,465
 *Selas Corp. of America................     4,750           7,220
 *Select Comfort Corp...................    37,100         595,455
 *Select Medical Corp...................    57,000       1,216,950
 *Selectica, Inc........................    45,800         147,934
 Selective Insurance Group, Inc.........    31,700         830,857
 #SEMCO Energy, Inc.....................    21,600         155,520
 *Seminis, Inc. Class A.................     6,646          21,600
 *Semitool, Inc.........................    39,200         229,712
 *Semtech Corp..........................    65,800       1,042,930
 *SEMX Corp.............................     6,300             630
 *Seneca Foods Corp. Class A............       200           3,312
 *Seneca Foods Corp. Class B............     1,300          21,905
 Sensient Technologies Corp.............    56,000       1,267,840
 *Sensytech, Inc........................     7,714         101,671
 *#Sepracor, Inc........................    56,611       1,287,900
 *Sequa Corp. Class A...................     6,900         251,229
 *Sequa Corp. Class B...................     2,600         116,454
 *Sequenom, Inc.........................    37,300         102,202
 *SeraCare Life Sciences, Inc...........     4,080          16,116
 *#Serena Software, Inc.................    48,500         960,300
 *Serologicals Corp.....................    34,850         461,763
 *Service Corp. International...........   257,600       1,071,616
 *ServiceWare Technologies, Inc.........     2,900             870
 *Servotronics, Inc.....................     1,100           2,497
 *SFBC International, Inc...............     8,700         145,290
                                           SHARES       VALUE+
                                           ------       ------
 *Shared Technologies Cellular, Inc.....    10,100  $           27
 *Sharper Image Corp....................    15,200         344,280
 *Shaw Group, Inc.......................    46,400         566,080
 *Sheffield Pharmceuticals, Inc.........    13,250           3,975
 *Shells Seafood Restaurants, Inc.......     4,400           3,080
 *Shiloh Industries, Inc................    13,500          45,900
 *Shoe Carnival, Inc....................    14,600         226,154
 *Shoe Pavilion, Inc....................     6,200           7,130
 *Sholodge, Inc.........................     5,100          16,626
 *Shopko Stores, Inc....................    36,200         423,178
 *Shuffle Master, Inc...................    20,925         560,957
 *Siebert Financial Corp................    22,300          92,768
 *Sierra Bancorp........................       300           4,647
 *Sierra Health Services, Inc...........    36,936         756,449
 *#Sierra Pacific Resources.............   131,700         711,180
 *Sifco Industries, Inc.................     5,400           8,316
 *Sigma Designs, Inc....................    19,700         206,850
 *Sigmatron International, Inc..........     2,200          14,190
 *Signature Eyewear, Inc................     3,200             800
 *Silgan Holdings, Inc..................    21,900         558,231
 *Silicon Graphics, Inc.................   193,900         222,985
 *Silicon Image, Inc....................    79,900         469,013
 *#Silicon Laboratories, Inc............    53,500       1,591,625
 *Silicon Storage Technology, Inc.......   111,800         527,696
 *Silicon Valley Bancshares.............    49,100       1,237,811
 *Siliconix, Inc........................    35,641       1,178,291
 Simmons First National Corp. Class A..      9,100         185,731
 *Simon Worldwide, Inc..................    16,400             369
 *SimpleTech, Inc.......................    46,700         161,115
 *Simpson Manufacturing Co., Inc........    29,500       1,050,200
 *Simula, Inc...........................    12,800          38,400
 *Sinclair Broadcast Group, Inc.
   Class A..............................    52,700         640,305
 *Sipex Corp............................    39,500         187,230
 *Sirenza Microdevices, Inc.............    29,700          59,697
 *Sitel Corp............................    74,000         105,820
 *Six Flags, Inc........................   108,500         817,005
 SJW Corp...............................     3,000         257,250
 *Skechers U.S.A., Inc. Class A.........    22,300         166,804
 *SkillSoft P.L.C.......................    39,392         164,265
 Sky Financial Group, Inc...............       819          17,428
 Skyline Corp...........................     8,300         237,712
 Skywest, Inc...........................    63,200         864,576
 *#Skyworks Solutions, Inc..............   130,517         971,046
 *SL Industries, Inc....................     5,900          41,300
 *SM&A..................................    17,700         177,000
 *Smart & Final Food, Inc...............    29,200         127,020
 *SmartDisk Corp........................     8,500           1,148
 *Smith & Wollensky Restaurant Group,
   Inc..................................     1,700           7,616
 Smith (A.O.) Corp......................    26,000         826,280
 Smith (A.O.) Corp. Convertible
   Class A..............................     3,750         119,175
 *#Smith Micro Software, Inc............    21,400          68,266
 *Smithway Motor Express Corp.
   Class A..............................     4,000           3,880
 *#Socrates Technologies Corp...........    18,400              64
 *Sola International, Inc...............    29,500         445,450
 Solutia, Inc...........................   128,900         331,273
 *Somera Communications, Inc............    41,300          64,056
 *Sonic Automotive, Inc.................    34,000         634,440
 *Sonic Corp............................    46,425       1,201,943

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Sonic Foundry, Inc....................     7,400  $        4,588
 *Sonic Innovations, Inc................    19,600          81,340
 *#Sonic Solutions......................    20,300         140,476
 *SonicWALL, Inc........................    78,200         405,858
 *SonoSite, Inc.........................    17,033         377,451
 *Sonus Networks, Inc...................    33,300         154,845
 *Sonus Pharmaceuticals, Inc............    16,400          66,420
 *SOS Staffing Services, Inc............    12,600           4,662
 *Sotheby's Holdings, Inc. Class A......    62,900         510,119
 *SoundView Technology Group, Inc.......    26,800          47,704
 *Source Information Management, Inc....    21,900         158,556
 *Source Media, Inc.....................    27,400             219
 *Sourcecorp, Inc.......................    18,902         359,705
 South Financial Group, Inc.............    53,127       1,290,986
 South Jersey Industries, Inc...........    14,700         547,869
 Southern Banc Company, Inc.............       200           2,920
 *Southern Energy Homes, Inc............    11,925          20,392
 *Southern Union Co.....................    65,804       1,072,605
 *Southwall Technologies, Inc...........    13,600          17,680
 Southwest Bancorp, Inc.................     5,700         146,775
 *Southwest Bancorporation of Texas,
   Inc..................................    40,800       1,343,952
 Southwest Gas Corp.....................    39,900         847,875
 Southwest Water Co.....................    11,692         157,608
 *Southwestern Energy Co................    30,900         464,118
 *#Spacehab, Inc........................    11,500          11,845
 Span-American Medical System, Inc......     2,400          21,000
 *Spanish Broadcasting System, Inc......    46,300         350,954
 *SPAR Group, Inc.......................     1,500           7,560
 Spartan Motors, Inc....................    14,400         123,120
 *Spartan Stores, Inc...................    23,875          62,553
 Spartech Corp..........................    35,600         708,440
 *Sparton Corp..........................     7,560          63,504
 *Specialty Laboratories, Inc...........    31,300         306,114
 *SpectraLink Corp......................    22,500         225,000
 *Spectranetics Corp....................    29,002          87,876
 *Spectrum Control, Inc.................    13,000          69,940
 *SpectRx, Inc..........................     8,900          15,130
 *SpeechWorks International, Inc........    36,561         180,611
 Speedway Motorsports, Inc..............    50,700       1,320,735
 *Speizman Industries, Inc..............     2,900           1,856
 *Spherion Corp.........................    70,200         369,954
 *Spherix, Inc..........................    12,100          93,291
 *Spiegel, Inc. Class A Non-Voting......    14,900           1,527
 *Spinnaker Exploration Co..............    37,700         997,542
 *Spire Corp............................     6,700          20,770
 *Sport Chalet, Inc.....................     2,700          18,900
 *Sport Supply Group, Inc...............     8,900          16,020
 *Sport-Haley, Inc......................     2,700          10,247
 *Sports Authority, Inc.................    37,500         370,500
 *Sports Club Co., Inc..................    20,100          56,280
 *SportsLine.Com, Inc...................    33,400          48,096
 *Sportsman's Guide, Inc................     4,700          47,000
 *SPS Technologies, Inc.................    13,600         341,768
 *SPSS, Inc.............................    20,629         320,162
 *SRI/Surgical Express, Inc.............     6,100          33,550
 *SRS Labs, Inc.........................    12,600          38,430
 *SS&C Technologies, Inc................    15,100         245,375
 *SSE Telecom, Inc......................     6,000              21
 St. Francis Capital Corp...............     9,200         263,948
 St. Mary Land & Exploration Co.........    37,700       1,055,600
 *Staar Surgical Co.....................    20,700         230,391
                                           SHARES       VALUE+
                                           ------       ------
 *Stamps.com, Inc.......................    51,351  $      261,890
 *#Standard Automotive Corp.............     4,400               0
 Standard Commercial Corp...............    14,729         263,649
 *Standard Management Corp..............     7,600          30,400
 *Standard Microsystems Corp............    20,000         295,800
 Standard Motor Products, Inc.
   Class A..............................    12,400         156,612
 Standard Pacific Corp..................    40,900       1,406,142
 Standard Register Co...................    28,400         496,148
 Standex International Corp.............    13,900         284,950
 Stanley Furniture, Inc.................     6,700         174,535
 *Star Buffet, Inc......................     2,800           6,048
 *Star Multi Care Service, Inc..........       454              34
 *Star Scientific, Inc..................    22,200          61,716
 *Starcraft Corp........................     2,625          52,369
 Starrett (L.S.) Co. Class A............     5,000          63,900
 *Startec Global Communications Corp....     9,700             131
 *StarTek, Inc..........................    17,000         450,500
 State Auto Financial Corp..............    46,800       1,094,184
 State Financial Services Corp.
   Class A..............................     7,800         171,990
 Staten Island Bancorp, Inc.............    71,600       1,380,448
 *#Station Casinos, Inc.................    57,850       1,301,625
 *Steak n Shake Co......................    31,518         445,349
 *Steel Dynamics, Inc...................    55,000         735,900
 Steel Technologies, Inc................    11,700         121,680
 *SteelCloud Co.........................    10,200          15,708
 *Stein Mart, Inc.......................    47,400         278,238
 *Steinway Musical Instruments, Inc.....     8,800         117,480
 *Stellent, Inc.........................    24,900         136,452
 *#Stemcells, Inc.......................     2,600           4,472
 Stepan Co..............................     8,400         207,144
 Stephan Co.............................     3,500          12,775
 *Stericycle, Inc.......................    12,200         482,632
 Sterling Bancorp.......................    14,181         416,071
 Sterling Bancshares....................    52,450         625,729
 *Sterling Financial Corp...............    15,321         364,968
 Stewart & Stevenson Services, Inc......    33,600         484,512
 *Stewart Enterprises, Inc..............   129,900         545,580
 *Stewart Information Services Corp.....    18,900         528,255
 *Stifel Financial Corp.................     6,100          76,372
 *Stillwater Mining Co..................    52,400         224,272
 *STM Wireless, Inc. Class A............     6,800              68
 *Stone Energy Corp.....................    31,563       1,290,927
 *Stoneridge, Inc.......................    25,400         299,212
 *Storage Engine, Inc...................       283             224
 *StorageNetworks, Inc..................    60,800          83,296
 *Stratasys, Inc........................     6,300         162,918
 *Strategic Diagnostics, Inc............    22,700         118,040
 *Strategic Distribution, Inc...........     3,029          42,409
 *Stratesec, Inc........................     7,300             584
 *Stratex Networks, Inc.................    99,000         321,750
 *Stratos Lightwave, Inc................     3,936          20,664
 *Strattec Security Corp................     4,100         218,612
 *Stratus Properties, Inc...............     7,050          58,522
 Strayer Ed, Inc........................     8,300         553,859
 Stride Rite Corp.......................    47,200         424,800
 Sturm Ruger & Co., Inc.................    33,500         318,585
 *#Styleclick, Inc. Class A.............    12,700               1
 *Suburban Lodges of America, Inc.
   Escrow Shares........................    18,500               0
 Suffolk Bancorp........................     8,600         281,822

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Summa Industries, Inc.................     5,200  $       37,128
 *Summit America Television, Inc........    50,915         153,254
 Summit Bancshares, Inc.................     2,000          47,320
 Summit Bank Corp.......................     1,680          22,109
 *Sun Bancorp, Inc......................    11,682         216,117
 Sun Hydraulics, Inc....................     4,900          40,303
 *Sunair Electronics, Inc...............     3,000          11,400
 *Sundance Homes, Inc...................     3,000              20
 *Sunland Entertainment Co., Inc........       450             338
 *SunLink Health Systems, Inc...........     1,048           2,379
 *#Sunrise Assisted Living, Inc.........    27,865         696,625
 *Sunrise Telecom, Inc..................     3,600           8,100
 *Suntron Corp..........................     5,265          16,216
 *Superconductor Technologies, Inc......    28,640          78,760
 *#Supergen, Inc........................    39,400         198,576
 *Superior Consultant Holdings Corp.....    10,700          29,350
 *Superior Energy Services, Inc.........    87,700       1,003,288
 Superior Financial Corp................    10,700         251,450
 #Superior Industries International,
   Inc..................................    29,200       1,141,428
 *#Superior Telecom, Inc................    22,600             271
 Superior Uniform Group, Inc............     7,000          77,700
 *Supertex, Inc.........................    15,200         260,072
 *SupportSoft, Inc......................    39,800         191,040
 *Supreme Industries, Inc...............     9,171          48,377
 *#SureBeam Corp........................    82,096         262,707
 *#SurModics, Inc.......................    20,800         812,656
 Susquehanna Bancshares, Inc............    47,500       1,094,875
 *Swift Energy Corp.....................    33,400         395,790
 *Swisher International, Inc............       700             630
 *Switchboard, Inc......................    17,500          68,950
 SWS Group, Inc.........................    19,618         367,838
 *Sybase, Inc...........................    20,100         254,265
 *Sybron Dental Specialties, Inc........    47,500       1,030,750
 *Sycamore Networks, Inc................   104,852         445,621
 *Sykes Enterprises, Inc................    45,200         230,068
 *Sylvan Learning Systems, Inc..........    49,100       1,024,226
 *Sylvan, Inc...........................     5,400          59,146
 *Symmetricom, Inc......................    50,467         234,672
 *Symphonix Devices, Inc................     4,400             150
 *Syms Corp.............................    22,000         161,040
 *Symyx Technologies....................    37,200         632,400
 *Synalloy Corp.........................     5,900          30,680
 *Synbiotics Corp.......................     6,600             990
 *Synovis Life Technologies, Inc........    11,600         206,596
 *Synplicity, Inc.......................     2,600          12,870
 *Syntel, Inc...........................    46,500         703,080
 *Synthetech, Inc.......................    14,200          18,460
 *Syntroleum Corp.......................    35,293          69,527
 Sypris Solutions, Inc..................     2,250          20,700
 *Systemax, Inc.........................    33,900         125,430
 *Systems & Computer Technology Corp....    38,800         323,592
 *T-3 Energy Services, Inc..............     1,250           8,750
 *#T-HQ, Inc............................    48,600         689,148
 *T-Netix, Inc..........................    15,000          31,500
 *#Tag-It Pacific, Inc..................     9,200          45,080
 *Taitron Components, Inc...............     5,000           5,750
 *#Take Two Interactive Software........    49,600       1,252,400
 *TALK America Holdings, Inc............    33,009         294,770
 TALX Corp..............................    13,838         250,745
 *Tandy Brand Accessories, Inc..........     5,900          63,425
 *Tanning Technology Corp...............     5,500           6,215
                                           SHARES       VALUE+
                                           ------       ------
 *Tanox, Inc............................    54,700  $      975,848
 *Tarantella, Inc.......................    16,500           7,755
 *Tarrant Apparel Group.................    15,800          56,880
 Tasty Baking Co........................     9,700          88,270
 TB Woods Corp..........................     7,600          41,800
 *TBA Entertainment Corp................     7,300           6,205
 *TBC Corp..............................    25,050         450,900
 *TEAM America, Inc.....................     2,800           2,800
 *Team, Inc.............................     7,600          59,280
 *TeamStaff, Inc........................    16,000          34,560
 Tech/Ops Sevcon, Inc...................     3,100          14,043
 *Techdyne, Inc.........................     6,500          10,069
 Teche Holding Co.......................       700          21,210
 *Techne Corp...........................    45,700       1,325,300
 *Technical Communications Corp.........       400             370
 *Technical Olympic USA, Inc............     8,500         212,500
 *Technitrol, Inc.......................    48,200         832,414
 Technology Research Corp...............     5,400          16,254
 *Technology Solutions Corp.............    42,400          47,912
 *TechTeam Global, Inc..................    10,900          71,395
 Tecumseh Products Co. Class A..........    15,300         588,285
 *Tegal Corp............................     5,000           3,700
 *Tejon Ranch Co........................    13,900         431,595
 *Tekelec...............................    72,700       1,041,064
 *Teledyne Technologies Inc.............    38,600         580,544
 *Teletech Holdings, Inc................    89,800         405,896
 *Telik, Inc............................    43,000         628,230
 *Telular Corp..........................    12,800          59,520
 *Temtex Industries, Inc................     2,000             260
 *TenFold Corp..........................     4,500           8,640
 Tennant Co.............................     9,900         346,005
 *Tenneco Automotive, Inc...............    49,600         190,464
 *Terayon Communication Systems, Inc....    75,600         223,776
 *Terex Corp............................    65,248       1,158,152
 *Terra Industries, Inc.................    76,100         111,867
 *Tesoro Petroleum Corp.................    76,800         538,368
 *Tessco Technologies, Inc..............     4,500          33,075
 *#Tetra Tech, Inc......................    64,026       1,085,241
 *Tetra Technologies, Inc...............    17,000         501,840
 Texas Industries, Inc..................    25,300         559,383
 Texas Regional Banchshares, Inc.
   Class A..............................    35,524       1,300,178
 TF Financial Corp......................     2,600          79,300
 *Thackeray Corp........................     4,100           6,376
 The Banc Corp..........................    10,200          66,300
 The Brink's Co.........................    69,218       1,095,721
 *The Medicines Co......................    54,491       1,275,089
 #The Phoenix Companies, Inc............    66,400         558,424
 *The Rowe Companies....................    13,100          24,890
 *Theragenics Corp......................    33,800         143,988
 *Therasense, Inc.......................    26,500         264,735
 *Thermwood Corp........................       200              90
 *TheStreet.com, Inc....................    28,500         149,340
 *Third Wave Technologies...............    48,412         190,259
 Thistle Group Holdings Co..............     7,100         108,062
 *Thomas & Betts Corp...................    70,100       1,078,138
 *Thomas Group, Inc.....................     4,000           2,800
 Thomas Industries, Inc.................    15,150         445,410
 Thor Industries, Inc...................    35,600       1,381,280
 *Thoratec Corp.........................    66,043         906,770
 *Three-Five Systems, Inc...............    28,199         191,189

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *TIBCO Software, Inc...................   104,730  $      507,941
 *Tickets.com, Inc......................     1,600             720
 *#Tidel Technologies, Inc..............    10,500           1,785
 *Tier Technologies, Inc. Class B.......    21,800         192,058
 *TII Network Technologies, Inc.........    11,260           3,828
 Timberland Bancorp, Inc................     3,900          82,524
 Timberline Software Corp...............    11,700          65,052
 *Timco Aviation Services, Inc..........     2,749             907
 *Time Warner Telecom, Inc..............    20,787         120,565
 Timken Co..............................    43,200         707,616
 *Tipperary Corp........................    17,900          37,590
 *Titan Corp............................   106,899         928,952
 Titan International, Inc...............    19,600          13,720
 *Titan Pharmaceuticals, Inc............    27,500          61,600
 *Titanium Metals Corp..................     3,170          74,971
 *TiVo, Inc.............................    69,159         622,431
 *TLC Vision Corp.......................    33,060         115,710
 *TMBR/Sharp Drilling, Inc..............     5,400         110,268
 Todd Shipyards Corp....................     5,200          73,320
 *Todhunter International, Inc..........     4,600          46,368
 *Tofutti Brands, Inc...................     6,900          17,664
 *Tollgrade Communications, Inc.........    16,291         299,754
 Tompkins County Trustco, Inc...........       330          15,015
 *#Too, Inc.............................    41,000         714,630
 *Topps, Inc............................    48,900         448,902
 *Toreador Resources Corp...............     4,900          14,504
 Toro Co................................    28,100       1,122,314
 *Total Entertainment Restaurant Corp...     8,800          67,320
 *Tower Automotive, Inc.................    81,700         293,303
 *Tractor Supply Co.....................    21,800         987,540
 *Tradestation Group, Inc...............    47,500         387,268
 *Traffix, Inc..........................    20,900          59,962
 *Trailer Bridge, Inc...................     9,800          29,400
 *Trammell Crow Co......................    46,300         469,482
 *Trans World Entertainment Corp........    57,100         226,116
 *Transact Technologies, Inc............     5,700          73,137
 *Transaction Systems Architects, Inc...    35,200         316,448
 *TransAxis, Inc........................        72              40
 *Transcat, Inc.........................     6,100           8,540
 *Transgenomic, Inc.....................    10,800          19,980
 *Transkaryotic Therapies, Inc..........    40,500         300,510
 *Transmeta Corp........................    28,700          44,772
 *Transmontaigne Oil Co.................    37,500         180,375
 *Transport Corp. of America............     5,200          31,616
 *Transport Industries, Inc.............     1,400           7,490
 *Transportation Components, Inc........    17,900             125
 *Transpro, Inc.........................    10,100          41,511
 *Transtechnology Corp..................     6,200          32,612
 *TransTexas Gas Corp. Class A..........       236               4
 *Travis Boats & Motors, Inc............     3,300           2,475
 *#TRC Companies, Inc...................    15,900         193,503
 Tredegar Industries, Inc...............    45,100         635,910
 Trenwick Group, Ltd....................    11,975           2,156
 *#Trex Co., Inc........................    17,600         754,160
 *Triad Guaranty, Inc...................    17,000         650,930
 *Triarc Companies, Inc. Class A........    24,500         671,790
 Trico Bancshares.......................     4,950         123,503
 *Trico Marine Services, Inc............    41,600         114,400
 *Trident Microsystems, Inc.............    16,400          95,940
 *Trimble Navigation, Ltd...............    37,800       1,017,954
 *#Trimedyne, Inc.......................     4,300           1,935
 *#Trimeris, Inc........................    25,700       1,267,781
                                           SHARES       VALUE+
                                           ------       ------
 Trinity Industries, Inc................    53,400  $      923,820
 *Trio-Tech International...............       400             924
 *TriPath Imaging, Inc..................    47,952         326,074
 *Tripos, Inc...........................     9,820          59,794
 *Triquint Semiconductor, Inc...........   122,097         566,530
 *Tristar Corp..........................     1,000               2
 *Triton PCS Holdings, Inc..............    75,400         350,610
 *Triumph Group.........................    17,300         545,123
 *TriZetto Group, Inc...................    61,100         369,655
 *TRM Corp..............................     7,000          12,110
 *Tropical Sportswear International
   Corp.................................     7,800          45,552
 *Trover Solutions, Inc.................     9,300          54,033
 Troy Financial Corp....................       315           8,537
 *#Troy Group, Inc......................    10,900          29,321
 *Trump Hotels & Casino Resorts, Inc....    21,000          42,210
 Trust Co. of New Jersey................    22,019         654,625
 Trustco Bank Corp......................    88,952       1,021,169
 *TSR, Inc..............................     4,400          29,040
 *TTM Technologies, Inc.................    47,800         221,314
 *Tuesday Morning Corp..................    48,200       1,105,708
 *Tufco Technologies, Inc...............     4,500          31,365
 *Tularik, Inc..........................    65,800         617,862
 *Tumbleweed Communications Corp........    30,595          61,190
 Tupperware Corp........................    70,000       1,111,600
 *#TurboChef Technologies, Inc..........    20,500           8,200
 *Turnstone Systems, Inc................    73,942         195,946
 *Tut Systems, Inc......................    11,100          39,627
 *Tweeter Home Entertainment Group,
   Inc..................................    25,600         195,072
 Twin Disc, Inc.........................     2,800          36,820
 *Twinlab Corp..........................    28,200           7,614
 *Tyler Technologies, Inc...............    60,300         273,762
 *#U.S. Aggregates, Inc.................     1,600               4
 *U.S. Concrete, Inc....................    31,200         122,928
 *U.S. Home & Garden, Inc...............    17,500           8,925
 *U.S. Industries, Inc..................    89,700         383,019
 *U.S. Physical Therapy, Inc............    13,850         181,158
 *#U.S. Plastic Lumber Corp.............    12,600           2,520
 *U.S. Xpress Enterprises, Inc.
   Class A..............................    10,823         131,608
 *Ubics, Inc............................     6,900           1,553
 #UCBH Holdings, Inc....................    47,200       1,224,840
 *UFP Technologies, Inc.................     3,800           4,180
 #UGI Corp..............................    42,900       1,467,180
 *UICI..................................    60,200         862,666
 UIL Holdings Corp......................    16,900         745,797
 *Ulticom, Inc..........................    49,000         477,750
 *Ultimate Electronics, Inc.............    17,500         186,550
 *Ultimate Software Group, Inc..........    15,800          70,310
 *Ultradata Systems, Inc................     2,000             220
 *Ultralife Batteries, Inc..............    13,100         116,197
 *Ultratech Stepper, Inc................    31,100         548,293
 UMB Financial Corp.....................    26,365       1,107,330
 Umpqua Holdings Corp...................    33,903         672,975
 *#Unapix Entertainment, Inc............     6,100               3
 *Unico American Corp...................     5,500          20,955
 *Unifi, Inc............................    69,000         476,790
 Unifirst Corp..........................     8,950         161,100
 *Unify Corp............................    16,400           6,396
 *Unimark Group, Inc....................    10,100           4,545
 *Uni-Marts, Inc........................     6,500          11,830
 Union Community Bancorp................     2,300          38,985

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Uniroyal Technology Corp..............    13,300  $          206
 Unisource Energy Corp..................    40,280         759,278
 *Unit Corp.............................    54,200       1,192,400
 *United Auto Group, Inc................    48,500         911,800
 United Bankshares, Inc. WV.............    42,200       1,284,990
 United Community Banks, Inc............    24,386         635,499
 United Community Financial Corp........    41,404         379,261
 United Financial Corp..................       440          12,298
 United Fire & Casualty Co..............     6,200         201,438
 United Guardian, Inc...................     1,900          11,989
 United Industrial Corp.................    15,700         230,633
 United National Bancorp................    22,900         602,270
 *United Natural Foods, Inc.............    23,000         637,100
 *United Online, Inc....................    49,202       1,059,811
 *United PanAm Financial Corp...........       600           5,808
 United Parcel, Inc. - Restricted
   Escrow...............................    10,700          10,401
 *United Rentals, Inc...................    89,500       1,143,810
 *United Retail Group, Inc..............    13,100          24,877
 *United Road Services, Inc.............       720              65
 *United Stationers, Inc................    39,600       1,207,008
 *#United Surgical Partners
   International, Inc...................    32,600         710,680
 *United Therapeutics Corp..............    25,100         502,000
 *#UnitedGlobalCom, Inc.................    80,000         368,800
 Unitil Corp............................     4,700         114,210
 *Unity Bancorp, Inc....................     5,460          48,867
 *Universal Access Global Holdings,
   Inc..................................    44,700          14,751
 *Universal American Financial Corp.....    68,100         442,650
 *Universal Compression Holdings, Inc...    32,700         693,240
 Universal Corp.........................    31,100       1,302,468
 *Universal Display Corp................    26,200         268,812
 *Universal Electronics, Inc............    16,400         189,420
 Universal Forest Products, Inc.........    21,300         410,451
 *Universal Stainless & Alloy Products,
   Inc..................................     6,000          31,740
 Unizan Financial Corp..................    26,034         458,198
 *Unova, Inc............................    70,500         728,970
 *UQM Technologies, Inc.................    20,500          54,120
 *Urban Outfitters, Inc.................    23,300         776,356
 *Urologix, Inc.........................    18,600          57,660
 *URS Corp..............................    35,300         590,216
 *US Energy Corp........................    11,500          54,832
 *#US LEC Corp..........................    14,100          54,934
 *US Liquids, Inc.......................     6,200           1,240
 *US Oncology, Inc......................   109,182         933,506
 *USA Truck, Inc........................     9,300          86,490
 *#USAir Group, Inc.....................    84,700           6,903
 *#USANA, Inc...........................    11,300         407,365
 USB Holding Co., Inc...................    16,285         288,407
 *USDATA Corp...........................     2,820           1,114
 Usec, Inc..............................   102,100         639,146
 USF Corp...............................    32,400         970,056
 *Utah Medical, Inc.....................     5,000          97,050
 *V-ONE Corp............................    13,700           1,987
 *V.I. Technologies, Inc................       300             381
 Vail Banks Inc.........................     1,300          16,055
 *Vail Resorts, Inc.....................    30,700         362,260
 *#Valence Technology, Inc..............    20,900          92,378
 Valhi, Inc.............................    14,440         136,314
 *Valley National Gases, Inc............     4,200          22,050
                                           SHARES       VALUE+
                                           ------       ------
 Valmont Industries, Inc................    26,200  $      523,738
 *Valpey Fisher Corp....................     1,650           4,183
 *Value City Department Stores, Inc.....    37,600         111,672
 Value Line, Inc........................     9,900         479,061
 *ValueClick, Inc.......................    87,200         445,592
 *Valuevision Media, Inc. Class A.......    43,400         595,448
 *Vans, Inc.............................    20,600         143,788
 *Varian Semiconductor Equipment
   Associates, Inc......................    41,000       1,143,490
 *Varian, Inc...........................    38,400       1,234,176
 *Variflex, Inc.........................     4,600          25,530
 *#Vari-L Co., Inc......................     2,100           1,176
 *Varsity Brands, Inc...................     9,255          59,741
 *Vascular Solutions, Inc...............     1,800           2,052
 *Vastera, Inc..........................    45,479         220,573
 *#Vaxgen, Inc..........................    17,200          79,808
 *VCA Antech, Inc.......................    44,400         834,720
 #Vector Group, Ltd.....................    42,755         726,835
 *Veeco Instruments, Inc................    37,300         719,517
 *Ventana Medical Systems, Inc..........    19,700         492,303
 *Venture Catalyst, Inc.................     7,200           1,800
 *Verilink Corp.........................    15,400          17,556
 *Veritas DGC, Inc......................    36,100         337,535
 *Verity, Inc...........................    40,600         844,480
 *Vermont Pure Holdings, Ltd............    17,300          64,529
 *Versant Corp..........................     5,400           4,536
 *Versar, Inc...........................     6,800          18,700
 *#Verso Technologies, Inc..............    12,096          15,725
 *Vertex Pharmaceuticals, Inc...........    85,656       1,244,582
 *Verticalbuyer Inc.....................       920              11
 Vesta Insurance Group, Inc.............    44,300         112,079
 *Vialta, Inc...........................    64,595          21,316
 *Viasat, Inc...........................    30,800         374,158
 *Vical, Inc............................    21,655          91,601
 *Vicon Industries, Inc.................     4,600          12,880
 *Vicor Corp............................    38,200         333,104
 *Vicuron Pharmaceuticals, Inc..........    57,400         823,116
 *#Video Display Corp...................     3,600          23,864
 *#Viewpoint Corp.......................    10,500          13,020
 *Vignette Corp.........................   102,000         244,800
 *Viisage Technology, Inc...............    23,600         109,740
 Vintage Petroleum, Inc.................    91,000       1,073,800
 *Virage Logic Corp.....................    23,100         136,983
 *Virbac Corp...........................    22,000         119,680
 Virco Manufacturing Corp...............    13,269         116,635
 *Virologic, Inc........................    24,500          30,380
 *#ViroPharma, Inc......................    31,100          99,520
 *Virtualfund.Com, Inc..................    22,400             560
 *Vision Sciences, Inc..................     5,100           7,089
 *Vista Medical Technologies, Inc.......     7,500           6,750
 Visteon Corp...........................   150,600         926,190
 *Visual Networks, Inc..................    31,900          45,330
 *Visx, Inc. DE.........................    67,000       1,162,450
 Vital Signs, Inc.......................    13,800         357,420
 *VitalWorks, Inc.......................    51,500         197,245
 *#Vitech America, Inc..................    14,850              39
 *Vitesse Semiconductor, Inc............    80,500         404,110
 *Vivus, Inc............................    38,760         193,800
 *Vixel Corp............................    25,258         108,609
 *VLPS Lighting Services International,
   Inc..................................     4,800          12,000
 *Vodavi Technology, Inc................     4,300          10,234

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Volt Information Sciences, Inc........    20,600  $      278,100
 Vulcan International Corp..............       700          24,080
 *Vyyo, Inc.............................     4,400          13,420
 *#W-H Energy Services, Inc.............    31,600         687,932
 W.P. Carey & Co. LLC...................    17,200         497,940
 *Wabash National Corp..................    30,900         385,941
 Wabtec Corp............................    52,000         712,920
 *Wackenhut Corrections Corp............    23,400         344,916
 Walter Industries, Inc.................    59,000         696,200
 *#Warnaco Group, Inc...................     2,900               3
 Warwick Community Bancorp, Inc.........     5,000         150,500
 *Warwick Valley Telephone Co...........       100           7,837
 Washington Banking Co..................     4,070          60,033
 Washington Savings Bank FSB............     2,400          19,800
 Washington Trust Bancorp, Inc..........    12,200         280,490
 *Waste Connections, Inc................    34,900       1,188,694
 *Waste Industries USA, Inc.............    19,300         135,872
 *WatchGuard Technologoes, Inc..........    38,100         190,500
 *Water Pik Technologies, Inc...........     7,100          46,363
 *Waterlink, Inc........................    19,200           1,440
 Waters Instruments, Inc................       300           1,290
 Watsco, Inc. Class A...................    32,300         507,110
 Watsco, Inc. Class B...................     1,350          21,195
 Watts Industries, Inc. Class A.........    22,400         392,000
 Wausau-Mosinee Paper Corp..............    60,100         676,125
 Waypoint Financial Corp................    44,882         839,742
 WD-40 Co...............................    18,200         472,836
 *Webb Interactive Services, Inc........     5,300           4,770
 *Webco Industries, Inc.................     6,000          18,960
 *WebEx Communications, Inc.............    48,900         629,832
 *Webhire, Inc..........................     4,480           1,859
 *#WebLink Wireless, Inc................    54,300              54
 *webMethods, Inc.......................    61,300         585,415
 *Websense, Inc.........................    25,800         415,896
 *Weider Nutrition International,
   Inc..................................    10,500          24,465
 Wellco Enterprises, Inc................     1,000          11,100
 Wellman, Inc...........................    46,600         524,250
 *Wells-Gardner Electronics Corp........     5,811          12,900
 Wesbanco, Inc..........................    23,921         603,766
 *WESCO International, Inc..............     7,100          35,074
 West Coast Bancorp.....................    18,509         310,026
 *West Marine, Inc......................    23,100         395,934
 West Pharmaceutical Services, Inc......    15,100         379,614
 *Westaff, Inc..........................    15,900          35,060
 Westamerica Bancorporation.............     2,000          88,860
 Westar Energy, Inc.....................    89,400       1,423,248
 Westbank Corp..........................     4,515          64,248
 *Westcoast Hospitality Corp............    12,900          49,020
 Westcorp, Inc..........................    44,840       1,246,552
 *Westell Technologies, Inc.............    50,480         388,696
 Western Gas Resources, Inc.............    32,800       1,295,272
 Western Ohio Financial Corp............       900          22,068
 *Western Power & Equipment Corp........     3,373             506
 *Western Sierra Bancorp................       400          13,380
 *Western Wireless Corp.................    82,500         881,925
 *Westmoreland Coal Co..................       800          12,992
 Westwood Holdings Group, Inc...........     6,479         100,554
 *Wet Seal, Inc. Class A................    27,975         296,535
 *WFS Financial, Inc....................    40,800       1,173,367
 WGL Holdings, Inc......................    14,000         388,640
 *White Electronics Designs Corp........    24,865         233,731
 *Whitehall Jewelers, Inc...............    16,750         160,465
                                           SHARES       VALUE+
                                           ------       ------
 *Whitman Education Group, Inc..........    13,100  $      190,474
 Whitney Holdings Corp..................    15,300         520,047
 *WHX Corp..............................     5,833          11,783
 *Wickes, Inc...........................     4,400           4,664
 *Wild Oats Markets, Inc................    35,650         377,177
 *William Lyon Homes, Inc...............    10,200         314,670
 *Williams Industries, Inc..............     1,200           4,260
 *Willis Lease Finance Corp.............     7,900          39,895
 *Wilshire Financial Services Group,
   Inc..................................       137             555
 *Wilshire Oil Co. of Texas.............     7,107          31,555
 *Wilson Greatbatch Technologies, Inc...    26,300         967,840
 *Wilsons The Leather Experts, Inc......    21,645         123,809
 *Wind River Systems, Inc...............    85,096         316,557
 *Winmark Corp..........................     3,800          50,692
 #Winnebago Industries, Inc.............    20,700         823,032
 Wintrust Financial Corp................    20,650         619,294
 *Wire One Technologies, Inc............    32,050          88,138
 *Wireless Facilities, Inc..............    59,800         600,990
 Wireless Telecom Group, Inc............    24,100          51,574
 *Wireless WebConnect!, Inc.............     8,900              45
 *Wireless Xcessories Group.............     5,100           1,581
 *Wiser Oil Co..........................    10,300          51,706
 *Witness Systems, Inc..................    25,100         104,667
 *WJ Communications, Inc................    50,400          57,456
 *WMS Industries, Inc...................    37,000         547,600
 Wolohan Lumber Co......................     1,600          37,688
 *Wolverine Tube, Inc...................    17,700         104,430
 Wolverine World Wide, Inc..............    61,200       1,124,244
 *#Women First HealthCare, Inc..........     3,600           5,832
 Woodhead Industries, Inc...............    14,300         176,319
 Woodward Governor Co...................    12,200         469,200
 *Workflow Management, Inc..............    14,621          55,706
 *World Acceptance Corp.................    19,400         273,928
 *#World Access, Inc....................    35,372              18
 World Fuel Services Corp...............    12,800         316,288
 *World Wrestling Federation
   Entertainment, Inc...................    17,400         177,132
 *WorldGate Communications, Inc.........     6,500           2,275
 *WorldQuest Networks, Inc..............     1,500           3,225
 *Worldwide Restaurant Concepts, Inc....    32,600          92,910
 #WPS Resources Corp....................    31,200       1,340,976
 *Wright Medical Group, Inc.............    39,100         796,858
 *WSI Industries, Inc...................     2,000           2,450
 X-Rite, Inc............................    24,100         241,000
 *Xanser Corp...........................    32,900          77,315
 *Xeta Corp.............................     9,200          36,156
 *Xicor, Inc............................    27,900         180,513
 *#XM Satellite Radio Holdings, Inc.....   106,881       1,212,031
 *Yankee Candle Co., Inc................    65,200       1,392,020
 Yardville National Bancorp.............     8,000         153,440
 *Yellow Corp...........................    35,300         927,684
 York International Corp................    45,900       1,188,351
 *Young Broadcasting, Inc. Class A......    21,107         449,157
 *Zale Corp.............................    29,900       1,086,865
 *Zany Brainy, Inc......................    11,960              48
 *Zapata Corp...........................     2,340          84,287
 Zenith National Insurance Corp.........    18,600         506,850
 *Zevex International, Inc..............     3,400          10,132
 *Zila, Inc.............................    37,957          70,220
 *#Zix Corp.............................    24,726         106,816
 *Zoll Medical Corp.....................    10,000         331,600

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Zoltek Companies, Inc.................    22,100  $       62,985
 *Zomax, Inc............................    36,900         122,877
 *#Zonagen, Inc.........................    11,400          18,354
 *Zones, Inc............................    13,500          13,905
 *Zoran Corp............................    31,450         643,782
 *Zygo Corp.............................    22,900         160,757
 *Zymetx, Inc...........................     8,600             129
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $1,072,773,127).................             1,001,643,138
                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
 *American Banknote Corp. Warrants
   Series 1 10/01/07....................        30               0
 *American Banknote Corp. Warrants
   Series 2 10/10/07....................        30               0
 *Anacomp, Inc. Class B Warrants
   12/10/06.............................     1,139              23
 *#Angeion Corp. Warrants 10/31/07......       215               0
 *Aura Systems Warrants 05/31/05........     1,262               0
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................     9,947          36,307
 *CSF Holding, Inc. Litigation Rights...     3,250               0
 *Del Global Technologies Corp. Warrants
   03/28/08.............................       971             801
 *Imperial Credit Industries, Inc.
   Warrants 01/31/08....................        22               0
 *Imperial Sugar Co. Warrants
   08/29/08.............................       498             179
 *Lodgian, Inc. Class A Warrants
   11/25/07.............................       188              48
 *Lodgian, Inc. Class B Warrants
   11/25/09.............................       582             149
 *Magnum Hunter Resources Warrants
   03/21/05.............................     7,200           2,556
 *Orbital Science Corp. Warrants
   08/31/04.............................       152             316
 PMR Corp. Contingent Value Rights
   08/05/04.............................     7,300               1
 *#Revlon, Inc. Rights 06/16/03.........     9,624             866
 *Timco Aviation Services Warrants
   02/27/07.............................     6,696              67
                                                    --------------
TOTAL RIGHTS/WARRANTS
  (Cost $444,107).......................                    41,313
                                                    --------------

                                            FACE
                                           AMOUNT
                                           ------
                                           (000)
BONDS -- (0.0%)
Del Global Technologies Corp.
  Subordinated Promissory Note
    *6.000%, 03/28/07...................  $      2               0
Timco Aviation Services, Inc. Jr
  Subordinated Note
    *8.000%, 01/02/07...................         3               0
                                                    --------------
TOTAL BONDS
  (Cost $0).............................                         0
                                                    --------------
TEMPORARY CASH INVESTMENTS -- (11.6%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $23,245,000 FNMA
   Discount Notes 1.14%, 01/09/04,
   valued at $23,099,719) to be
   repurchased at $22,749,275
   (Cost $22,747,000)...................    22,747      22,747,000
 Repurchase agreements in a Pooled Cash
   Account, UBS Warburg, rates ranging
   from 1.15% to 1.24%, 06/02/03
   (Collateralized by $1,800,000,000
   U.S. Treasury Obligations, rates
   ranging from 1.875% to 12.50%,
   maturities ranging from 09/30/04 to
   05/15/30, valued at $108,876,669) to
   be repurchased at $107,344,364 (.)
   (Cost $108,876,669)..................   108,877     108,876,669
                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $131,623,669)...................               131,623,669
                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,204,840,903)++...............            $1,133,308,120{/\}
                                                    ==============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $1,208,383,185
{/\} Includes $103,803,398 of securities on loan. (See Note J)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                           THE U.S. MICRO CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                           SHARES       VALUE+
                                           ------       ------
COMMON STOCKS -- (93.8%)
 *#1-800 CONTACTS, Inc..................    51,100  $    1,210,559
 *1-800-FLOWERS.COM, Inc................    81,367         679,414
 1st Source Corp........................    67,643       1,157,372
 21st Century Holding Co................       700           8,477
 *#24/7 Media, Inc......................    20,200           9,898
 *3-D Systems Corp......................   110,010         687,562
 *3TEC Energy Corp......................    35,700         612,255
 *4Kids Entertainment, Inc..............    48,000         835,200
 *#8X8, Inc.............................    84,000          29,400
 *@Road, Inc............................   209,100       1,844,262
 *A. B. Watley Group, Inc...............     9,900           2,722
 *A.C. Moore Arts & Crafts, Inc.........    99,400       1,689,800
 *A.D.A.M., Inc.........................     5,100           6,477
 *#aaiPharma, Inc.......................   154,500       2,251,065
 *Aames Financial Corp..................       480             902
 *AAON, Inc.............................   142,725       2,187,974
 AAR Corp...............................    88,800         399,600
 *Abaxis, Inc...........................   146,800         822,080
 ABC Bancorp............................    62,670         900,568
 *Abgenix, Inc..........................     3,700          39,775
 Abigail Adams National Bancorp, Inc....     1,375          22,729
 Abington Bancorp, Inc..................    25,700         578,250
 *#Abiomed, Inc.........................    79,300         395,707
 *Ablest, Inc...........................    13,500          63,450
 Abrams Industries, Inc.................    17,100          69,238
 *Acacia Research-Acacia Technologies
   Common Stock.........................    69,850          87,312
 *Acacia Research-CombiMatrix Corp......    38,990          87,338
 *Acceptance Insurance Companies,
   Inc..................................   108,300           1,300
 *Access Pharmaceuticals, Inc...........     1,900           4,503
 *#Acclaim Entertainment, Inc...........   145,900         113,802
 *Accrue Software, Inc..................    70,100           2,664
 *Ace Cash Express, Inc.................   108,975       1,166,032
 *Ace Comm Corp.........................    78,700          74,765
 Aceto Corp.............................    86,250       1,599,937
 *Aclara Biosciences, Inc...............    41,500         139,025
 *Acme Communications, Inc..............   120,000         991,560
 *Acme United Corp......................    30,407         112,202
 *ACT Manufacturing, Inc................     1,000               8
 *ACT Teleconferencing, Inc.............    36,200          62,988
 *Actel Corp............................    95,300       2,114,707
 Action Performance Companies, Inc......    69,600       1,401,744
 *Active Power, Inc.....................   206,300         394,033
 *Actuant Corp..........................    45,440       1,965,734
 *Actuate Corp..........................    84,600         152,280
 *ACTV, Inc.............................   221,900         199,710
 Adams Resources & Energy, Inc..........    68,450         563,343
 *ADE Corp..............................    83,700         625,239
 *Adept Technology, Inc.................    30,600          10,710
 *#Administaff, Inc.....................   131,600       1,177,820
 *Adolor Corp...........................   122,936       1,579,728
 *Advanced Digital Information Corp.....   146,700       1,544,751
 *Advanced Energy Industries, Inc.......   125,540       1,687,258
 *Advanced Magnetics, Inc...............    64,200         301,740
 Advanced Marketing Services, Inc.......   132,075       1,479,240
                                           SHARES       VALUE+
                                           ------       ------
 *Advanced Neuromodulation Systems,
   Inc..................................    71,228  $    3,416,807
 *Advanced Nutraceuticals, Inc..........       475             332
 *Advanced Photonix, Inc. Class A.......    68,300          62,153
 *Advanced Power Technology, Inc........    75,500         377,500
 Advanta Corp. Class A..................    40,483         376,897
 Advanta Corp. Class B Non-Voting.......    67,146         661,388
 *#Advantage Marketing Systems, Inc.....     1,400           1,862
 *Advent Software, Inc..................   113,161       1,700,810
 *Aehr Test Systems.....................    57,400         164,738
 *AEP Industries, Inc...................    60,750         422,212
 *Aeroflex, Inc.........................   277,600       2,179,160
 *Aerosonic Corp........................    33,100         308,161
 *Aether Systems, Inc...................   140,377         675,213
 *Aetrium, Inc..........................    88,200         154,350
 *AFC Enterprises, Inc..................     9,700         178,480
 *Affinity Technology Group, Inc........     1,700             289
 *Aftermarket Technology Corp...........   151,100       1,578,995
 *AG Services America, Inc..............    45,000         263,250
 *Agile Software Corp...................   186,558       1,757,376
 *Agility Capital, Inc..................    13,400              87
 *AHL Services, Inc.....................   139,400         186,099
 *Air Methods Corp......................    70,800         555,780
 *Airnet Systems, Inc...................    98,000         311,640
 *Airtran Holdings, Inc.................   333,600       2,475,312
 *Akamai Technologies, Inc..............    94,300         345,138
 *Akorn, Inc............................   202,000         191,900
 *#Aksys, Ltd...........................   111,600       1,004,400
 Alabama National Bancorporation........    32,300       1,550,400
 Alamo Group, Inc.......................    66,200         799,034
 *Alaris Medical, Inc...................    74,000         925,000
 *Alaska Air Group, Inc.................   103,800       1,973,238
 *Alaska Communications Systems Group,
   Inc..................................   198,600         615,660
 *Albany Molecular Research, Inc........   113,246       1,535,616
 *Alcide Corp...........................    18,000         195,102
 *Alderwoods Group, Inc.................    21,000         123,060
 *Aldila, Inc...........................    33,233          57,227
 *Alexion Pharmaceuticals, Inc..........    70,100         982,101
 Alico, Inc.............................    53,400       1,257,036
 *Align Technology, Inc.................   147,389       1,493,051
 *All American Semiconductor, Inc.......    46,340         103,802
 Allcity Insurance Co...................       200             546
 Allegheny Technologies, Inc............    74,300         488,894
 Allegiant Bancorp, Inc.................    47,688         884,136
 Allen Organ Co. Class B................     4,700         172,701
 *Allen Telecom, Inc....................    91,600       1,616,740
 Alliance Bancorp of New England,
   Inc..................................       438           9,351
 *Alliance Imaging, Inc.................   235,100       1,093,215
 *Alliance Semiconductor Corp...........   137,518         584,451
 *Allied Defense Group, Inc.............    42,040         712,578
 *Allied Healthcare International,
   Inc..................................   146,800         585,732
 *Allied Healthcare Products, Inc.......    65,800         224,378
 *Allied Holdings, Inc..................    73,100         219,300
 *Allied Motion Technologies, Inc.......    34,580          61,898
 *#Allos Therapeutics, Inc..............    98,200         324,060
 *Allou Health Care, Inc. Class A.......    56,700          60,669

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Alloy, Inc............................   136,580  $      949,231
 *Allscripts Healthcare Solutions,
   Inc..................................   190,500         742,950
 *Almost Family, Inc....................    11,500          70,610
 *Alpha Technologies Group, Inc.........    87,500         122,500
 *Alphanet Solutions, Inc...............    57,500         231,725
 *Alpine Group, Inc.....................   142,900          91,456
 *Alteon, Inc...........................   170,500         837,155
 *#Alterra Healthcare Corp..............   139,000              14
 *Altris Software, Inc..................    10,973           2,195
 *Ambassadors Group, Inc................    70,300       1,003,181
 *Ambassadors, Inc......................    70,300         833,758
 *AMC Entertainment, Inc................   165,500       1,722,855
 *Amcast Industrial Corp................    86,800          86,800
 Amcol International Corp...............    69,600         480,240
 Amcore Financial, Inc..................     7,200         173,232
 *#Amedisys, Inc........................    13,700          79,309
 *AMEN Properties, Inc..................    12,375          31,321
 *Amerco, Inc...........................    22,005         105,844
 *America Services Group, Inc...........    29,000         456,750
 *America West Holdings Corp.
   Class B..............................    42,200         171,754
 *American Banknote Corp................       595             167
 American Biltrite, Inc.................    57,850         433,875
 *American Building Control, Inc........   108,300          97,470
 #American Business Financial Services,
   Inc..................................    32,428         336,603
 *American Claims Evaluation, Inc.......     3,100           5,425
 *American Dental Partners, Inc.........    53,300         482,418
 *American Ecology Corp.................   106,400         292,600
 *#American Healthways, Inc.............   115,050       2,971,857
 American Home Mortgage Holdings,
   Inc..................................    65,900       1,080,101
 *American Indemnity Financial Escrow...    16,700          16,700
 *American Independence Corp............    14,733         133,334
 *American Locker Group, Inc............    32,200         511,980
 *American Management Systems, Inc......     9,800         133,966
 *American Medical Electronics, Inc.
   (Escrow-Bonus).......................   102,100               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)....................   102,100               0
 *American Medical Security Group,
   Inc..................................   101,000       1,927,080
 *American Medical Systems Holdings,
   Inc..................................   176,200       2,808,628
 *American Pacific Corp.................    66,600         520,146
 *American Physicians Capital, Inc......    33,000         773,157
 *American Physicians Services Group,
   Inc..................................    36,700         172,490
 *American Retirement Corp..............   138,600         246,708
 *American Science & Engineering, Inc...    61,500         565,800
 American Shared Hospital Services......    23,800         110,432
 *American Software, Inc. Class A.......   296,600       1,486,263
 American States Water Co...............    55,300       1,410,150
 *American Superconductor Corp..........   100,300         418,251
 *American Technical Ceramics Corp......    68,100         329,604
 American Vanguard Corp.................     3,999          73,742
 *American West Bancorporation..........    12,094         212,854
 American Woodmark Corp.................    64,660       3,031,907
 Americana Bancorp, Inc.................    20,350         295,482
 *America's Car-Mart, Inc...............    33,100         592,457
 AmeriServe Financial, Inc..............   179,975         586,718
 *Ameristar Casinos, Inc................   121,450       2,003,925
 Ameron International Corp..............    56,800       1,981,752
                                           SHARES       VALUE+
                                           ------       ------
 *Amistar Corp..........................    27,800  $       26,688
 *AML Communications, Inc...............    61,500          14,760
 *AMN Healthcare Services, Inc..........    26,900         306,660
 Ampco-Pittsburgh Corp..................    81,300       1,162,590
 *Ampex Corp. Class A...................   137,300          21,968
 *Amrep Corp............................    63,710         747,955
 *Amresco, Inc..........................    23,200               0
 *#Amsurg Corp..........................    61,631       1,736,145
 *Amtech Systems, Inc...................     2,400           9,000
 *Amwest Insurance Group, Inc...........    51,288             308
 *AMX Corp..............................    98,000         218,540
 *Anacomp, Inc..........................         4              29
 *Anadigics, Inc........................    56,100         169,983
 *Analysts International Corp...........   190,092         408,698
 *Analytical Surveys, Inc...............     5,670           6,407
 *Anaren Microwave, Inc.................    87,300         888,714
 Anchor Bancorp Wisconsin, Inc..........    39,890         912,683
 *Andersen Group, Inc...................    15,000          63,900
 Andersons, Inc.........................    51,500         676,658
 *Angeion Corp..........................     1,294             880
 Angelica Corp..........................    36,700         656,196
 *Angelo & Maxie's, Inc.................    15,333          36,799
 *#Anicom, Inc..........................    25,300               3
 *Anika Therapeutics, Inc...............    64,600         205,428
 *Ansoft Corp...........................   120,400       1,302,728
 *AnswerThink Consulting Group, Inc.....    83,700         179,118
 *Ansys, Inc............................   152,000       4,339,600
 *Anthony and Sylvan Pools Corp.........    57,410         143,525
 *#Antigenics, Inc......................   153,559       1,884,169
 *AP Pharma, Inc........................   197,300         240,706
 *APA Optics, Inc.......................    41,400          91,080
 *APAC Teleservices, Inc................    64,123         196,858
 *#Aphton Corp..........................    91,361         639,527
 Apogee Enterprises, Inc................   241,900       2,539,950
 Applica, Inc...........................    87,300         532,530
 *Applied Extrusion Technologies, Inc...   116,200         241,696
 *Applied Films Corp....................    47,500       1,056,875
 *Applied Graphics Technologies, Inc....    60,780          27,351
 *Applied Imaging Corp..................    48,000          83,040
 Applied Industrial Technologies, Inc...    73,200       1,401,780
 *Applied Innovation, Inc...............   143,500         486,465
 *Applied Molecular Evolution, Inc......    97,200         459,756
 Applied Signal Technologies, Inc.......    95,600       1,617,552
 *Applix, Inc...........................   123,700         246,163
 *Apropos Technology, Inc...............     2,600           6,526
 *aQuantive, Inc........................   135,307       1,071,631
 *Aradigm Corp..........................   122,300         207,910
 Arch Chemicals, Inc....................    87,400       1,779,464
 Arctic Cat, Inc........................    58,200       1,105,800
 *#Ardent Communications, Inc...........   175,300             920
 *Arena Pharmaceuticals, Inc............   101,267         709,882
 Argonaut Group, Inc....................    59,600         739,636
 *Argonaut Technologies, Inc............    97,100          95,158
 *ARI Network Services, Inc.............    54,800          20,276
 *Ariad Pharmaceuticals, Inc............   199,100         676,940
 *Ark Restaurants Corp..................    21,400         157,290
 *Arlington Hospitality, Inc............    60,600         179,376
 *Armor Holdings, Inc...................   104,000       1,415,440
 *#Armstrong Holdings, Inc..............    66,600          59,940
 *Arqule, Inc...........................   124,600         535,780
 *Array BioPharma, Inc..................    81,710         299,059
 *Arrhythmia Research Technology, Inc...    16,475          60,957
 *Arris Group, Inc......................   349,500       1,817,400

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Arrow Financial Corp...................    67,610  $    2,215,580
 *Art Technology Group, Inc.............    69,900          99,258
 *Artesyn Technologies, Inc.............   208,200         957,720
 *Arthrocare Corp.......................    89,361       1,432,457
 *Artificial Life, Inc..................     3,100             356
 *Artisan Components, Inc...............   219,500       4,835,585
 *Artisoft, Inc.........................    23,716          53,835
 *Arts Way Manufacturing Co., Inc.......       100             384
 *ASA International, Ltd................       392             419
 ASB Financial Corp.....................     4,500          76,500
 *Ashworth, Inc.........................   139,700         864,743
 *Ask Jeeves, Inc.......................   121,500       1,550,340
 *Aspect Communications Corp............   207,096         660,636
 *Aspect Medical Systems, Inc...........    96,310         727,140
 *Aspen Technology, Inc.................   108,050         439,763
 *#Aspeon, Inc..........................     5,600             560
 *Astea International, Inc..............   105,800          61,364
 *Astec Industries, Inc.................    69,078         556,769
 Astro-Med, Inc.........................    50,575         269,059
 *Astronics Corp........................    36,681         121,047
 *Astronics Corp. Class B...............    13,755          44,704
 *#AstroPower, Inc......................    67,150         162,503
 *ASV, Inc..............................    76,750       1,144,342
 *Asyst Technologies, Inc...............   150,400       1,001,664
 *ATA Holdings Corp.....................   166,200         772,830
 *#Atari, Inc...........................    26,500         122,165
 *Atchison Casting Corp.................     3,800           1,064
 *AtheroGenics, Inc.....................   142,100       1,776,250
 *Atlanta Sosnoff Capital Corp..........    45,400         618,348
 *Atlantic American Corp................   157,725         343,052
 *Atlantic Coast Airlines, Inc..........    90,893         860,757
 *Atlantic Data Services, Inc...........   128,500         416,340
 *Atlantic Premium Brands, Ltd..........    27,000          47,250
 *Atlantis Plastics, Inc................    34,800         238,380
 *#Atlas Air, Inc.......................   131,600         214,508
 *ATP Oil & Gas Corp....................    79,205         357,215
 *Atrion Corp...........................    15,400         414,876
 *Atrix Labs, Inc.......................   108,406       2,246,064
 *ATS Medical, Inc......................    14,200          39,050
 *Atwood Oceanics, Inc..................    53,300       1,585,675
 *Audiovox Corp. Class A................    61,100         586,560
 *August Technology Corp................    94,500         411,075
 *Ault, Inc.............................    40,100          78,195
 *Aurora Foods, Inc.....................    53,246          29,285
 *#Authentidate Holding Corp............    92,400         285,516
 *autobytel.com, Inc....................   158,814         905,240
 *Avalon Holding Corp. Class A..........    15,475          31,569
 *Avanex Corp...........................    68,000         282,200
 *Avanir Pharmaceuticals Class A........    69,500         138,305
 *Avant Immunotherapeutics, Inc.........    37,110          86,095
 *Avatar Holdings, Inc..................    47,000       1,359,240
 *Avatech Solutions, Inc................     4,062           4,265
 *#Avi Biopharma, Inc...................   131,800         719,628
 *Aviall, Inc...........................   171,950       1,645,561
 *Avici Systems Inc.....................     2,900          15,254
 *Avigen, Inc...........................   102,100         395,127
 Avista Corp............................    17,200         241,660
 *Avteam, Inc. Class A..................    82,500             186
 *Aware, Inc............................   110,400         242,880
 *Axcelis Technologies, Inc.............    56,342         335,798
 *Axonyx, Inc...........................     1,200           3,600
 *Axsys Technologies, Inc...............    49,800         447,951
 *AXT, Inc..............................    46,700          67,762
                                           SHARES       VALUE+
                                           ------       ------
 *AZZ, Inc..............................    59,726  $      674,904
 Badger Meter, Inc......................    64,600       1,873,400
 *Badger Paper Mills, Inc...............       200           1,326
 Bairnco Corp...........................   105,400         587,078
 *Baker (Michael) Corp..................    63,214         565,765
 *Baker (Michael) Corp. Class B.........    15,400         137,830
 Balchem Corp...........................    24,100         550,926
 *Baldwin Technology, Inc. Class A......   131,900          54,079
 *Ballantyne Omaha, Inc.................   126,135         152,623
 *#Bally Total Fitness Holding Corp.....   129,300       1,031,814
 *Baltek Corp...........................    21,562         323,753
 *Bancinsurance Corp....................    39,480         205,691
 Bank of Granite Corp...................    31,200         561,600
 Bank of The Ozarks.....................    10,400         368,264
 *Bank United Financial Corp. Class A..    174,100       3,206,922
 *Bankrate, Inc.........................    50,700         502,944
 Banner Corp............................   119,390       2,529,874
 Barnes Group, Inc......................    56,300       1,087,716
 *barnesandnoble.com, inc...............    72,392         104,968
 *Barnwell Industries, Inc..............    10,100         247,450
 *Barrett Business Services, Inc........    61,800         185,400
 *Barry (R.G.) Corp.....................   171,335         685,340
 Bassett Furniture Industries, Inc......   106,900       1,452,771
 Bay State Bancorp, Inc.................       600          15,360
 *Bay View Capital Corp.................   247,900       1,437,820
 *Baycorp Holdings, Ltd.................     4,189          58,646
 *Bayou Steel Corp. Class A.............    99,000          14,850
 *BCT International, Inc................    23,700          45,504
 *BE Aerospace, Inc.....................    95,507         231,127
 *Beasley Broadcast Group, Inc..........    28,600         342,342
 *Bebe Stores, Inc......................   100,000       1,822,000
 BEI Technologies, Inc..................   137,400       1,504,530
 *Bel Fuse, Inc. Class A................    42,650         767,700
 Bel Fuse, Inc. Class B.................    93,250       1,892,975
 Belden, Inc............................    98,500       1,339,600
 *Bell Industries, Inc..................    89,000         155,305
 *Bell Microproducts, Inc...............   127,250         521,725
 *Benihana, Inc.........................    11,500         147,200
 *Benihana, Inc. Class A................     3,335          41,821
 *Bentley Pharmaceuticals, Inc..........   128,550       1,334,349
 Berry Petroleum Corp. Class A..........    95,600       1,625,200
 *Bethlehem Corp........................       200               4
 *Bethlehem Steel Corp..................     9,300             279
 *Beverly Enterprises...................   370,400       1,344,552
 *Beyond.com Corp.......................     5,160             121
 BHA Group Holdings, Inc. Class A.......    84,954       1,789,131
 *Big 4 Ranch, Inc......................    35,000               0
 *Big City Radio, Inc...................    34,250          29,455
 *Big Dog Holdings, Inc.................     2,100           6,113
 *BindView Development Corp.............   169,200         226,728
 *Bio Technology General Corp...........   254,600       1,196,620
 *Bioanalytical Systems, Inc............     8,700          25,752
 *Biocryst Pharmaceuticals, Inc.........   179,700         591,213
 *#BioLase Technology, Inc..............    80,050       1,143,114
 *Bio-Logic Systems Corp................    43,200         203,947
 *Biomerica, Inc........................    23,400          10,530
 *Bionova Holdings Corp.................     3,100             759
 *Bio-Reference Laboratories, Inc.......    45,300         240,090
 *BioReliance Corp......................    35,700         729,351
 *#Biosite, Inc.........................    62,700       2,618,352
 *Biosource International, Inc..........    98,400         574,656
 *Biospecifics Technologies Corp........    39,000          33,150
 *BioSphere Medical, Inc................    50,800         282,448

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Bitstream, Inc........................    82,400  $      196,112
 Blair Corp.............................    68,800       1,458,560
 *Blonder Tongue Laboratories, Inc......    76,500         153,000
 *Blount International, Inc.............     8,500          58,225
 *Blue Coat Systems, Inc................    16,417         104,576
 *#Blue Rhino Corp......................    79,300       1,063,413
 *Bluegreen Corp........................   228,329         924,732
 BMC Industries, Inc....................   255,600         232,596
 *BNS Co. Class A.......................    26,480         128,825
 *Boca Resorts, Inc.....................   121,385       1,573,150
 *Bogen Communications International,
   Inc..................................    64,200         231,120
 *#Bolder Technologies Corp.............    40,300             103
 *Bolt Technology Corp..................    44,700         152,427
 *Bombay Co., Inc.......................   299,600       2,846,200
 *Bone Care International, Inc..........    54,301         592,424
 *Bontex, Inc...........................     2,200             682
 *Bon-Ton Stores, Inc...................   117,800         559,550
 *Books-a-Million, Inc..................   178,200         420,552
 Boston Acoustics, Inc..................    52,950         489,787
 *Boston Beer Company, Inc. Class A.....   135,900       1,927,062
 *Boston Biomedical, Inc................    39,300         118,686
 *#Boston Communications Group, Inc.....   131,800       2,144,386
 Boston Private Financial Holdings,
   Inc..................................    88,400       1,652,196
 Bostonfed Bancorp, Inc.................    37,400         905,454
 *Bottomline Technologies, Inc..........    47,696         338,165
 Bowl America, Inc. Class A.............    55,406         627,473
 Bowne & Co., Inc.......................   105,000       1,295,700
 *Boyd Brothers Transportation, Inc.....    13,000          51,805
 *Boyds Collection, Ltd.................   298,500       1,477,575
 *Bradley Pharmaceuticals, Inc.
   Class A..............................    38,249         644,496
 *Brass Eagle, Inc......................    55,500         427,350
 *Braun Consulting, Inc.................    52,500          72,450
 *#Breed Technologies, Inc..............     5,600             168
 Bridgford Foods Corp...................    91,467         707,955
 *Brigham Exploration Co................    78,300         416,556
 *Brightpoint, Inc......................    30,457         386,195
 *BrightStar Information Technology
   Group, Inc...........................    67,900           3,734
 *Brilliant Digital Entertainment,
   Inc..................................   141,500          41,035
 *#Brio Software, Inc...................   127,300         367,897
 *BriteSmile, Inc.......................     2,280          54,469
 *Broadview Media, Inc..................    15,800          51,350
 *Brooks Automation, Inc................   129,105       1,536,349
 *Brookstone, Inc.......................    83,700       1,489,860
 *Brooktrout, Inc.......................   109,050         609,589
 Brown Shoe Company, Inc................   134,400       3,810,240
 *Bruker Daltonics, Inc.................   214,800         912,900
 *Brush Engineered Materials, Inc.......    68,000         548,080
 Bryn Mawr Bank Corp....................     2,800         103,544
 BSB Bancorp, Inc.......................   124,706       3,358,333
 *BSQUARE Corp..........................    23,700          25,122
 *BTU International, Inc................    79,500         167,745
 *Buca, Inc.............................    74,800         474,980
 *Buckeye Technology, Inc...............   113,200         633,920
 *Buckhead America Corp.................     3,500               0
 *Buckle, Inc...........................   101,800       1,852,760
 Building Materials Holding Corp........   121,400       1,698,386
 *Bull Run Corp.........................    23,390          79,526
 Bush Industries, Inc. Class A..........    95,900         231,119
 *Butler International, Inc.............    69,690          25,089
                                           SHARES       VALUE+
                                           ------       ------
 Butler Manufacturing Co................    50,000  $      876,000
 C & D Technologies, Inc................    99,800       1,482,030
 *C-COR.Net Corp........................   110,460         531,313
 *#C-Phone Corp.........................    60,300             392
 *Cable Design Techologies Corp.........   219,200       1,654,960
 *Cache, Inc............................    77,500         782,750
 Cadmus Communications Corp.............    67,100         622,017
 *Cagle's, Inc. Class A.................    94,800         434,184
 Calgon Carbon Corp.....................   147,300         846,975
 *California Amplifier, Inc.............    65,500         254,795
 *California Coastal Communities, Inc...    63,600         386,370
 California First National Bancorp......    84,300         728,352
 *California Micro Devices Corp.........    97,800         274,818
 *California Pizza Kitchen, Inc.........    73,500       1,494,990
 California Water Service Group.........    37,600       1,060,320
 *Caliper Technologies Corp.............   110,900         515,685
 *Callon Petroleum Corp.................   121,600         972,800
 *Calloways Nursery, Inc................     1,700           1,275
 Cal-Maine Foods, Inc...................    82,000         429,680
 *Calton, Inc...........................    29,050           5,229
 *CAM Commerce Solutions, Inc...........    11,300          51,980
 *Cambridge Heart, Inc..................    70,100          31,545
 Camco Financial Corp...................    12,371         210,307
 *Candela Laser Corp....................   189,200       2,270,400
 *#Candies, Inc.........................   108,121         200,024
 *Candlewood Hotel Co., Inc.............     3,100           1,147
 *Cannon Express, Inc. Class A..........        50              86
 *Cannondale Corp.......................    75,600          15,120
 *Cantel Medical Corp...................    69,756       1,000,999
 *Canterbury Consulting Group, Inc......     8,928           7,901
 *Capital Corp. of the West.............    10,533         258,058
 *Capital Crossing Bank.................    44,300       1,302,420
 *Capital Pacific Holdings, Inc.........    87,000         287,100
 *Capital Senior Living Corp............   177,900         524,805
 Capital Trust..........................    14,000         248,640
 Capitol Bancorp, Ltd...................    40,500       1,012,500
 *Caprius, Inc..........................     2,010             251
 *Captaris, Inc.........................   158,600         566,202
 *Captiva Software Corp.................    44,400         197,580
 *Caraustar Industries, Inc.............   101,233         779,494
 Carbo Ceramics, Inc....................    31,400       1,218,320
 *Cardiac Sciences, Inc.................   112,800         294,408
 *Cardima, Inc..........................    19,500          15,210
 *CardioDynamics International Corp.....   156,538         515,010
 *CardioGenesis Corp....................   276,400         190,716
 *Cardiotech International, Inc.........   117,160         205,030
 *Carecentric, Inc......................    33,815          18,260
 *Career Blazers, Inc. Trust Units......     4,360               0
 *#CareerEngine Network, Inc............     3,600           3,240
 Carpenter Technology Corp..............    85,000       1,308,150
 *Carreker Corp.........................   158,800         738,420
 *Carriage Services, Inc. Class A.......   110,700         395,199
 *Carrier Access Corp...................    10,400          20,696
 *Carrington Laboratories, Inc..........    73,900         123,413
 *Carrizo Oil & Gas, Inc................    83,000         535,350
 Cascade Corp...........................   117,750       1,913,437
 Cascade Natural Gas Corp...............    98,400       1,948,320
 *Casella Waste Systems, Inc. Class A..     85,744         758,834
 Casey's General Stores, Inc............     4,200          58,422
 Cash America International, Inc........   120,540       1,448,891
 *Castle (A.M.) & Co....................    74,225         378,547
 Castle Energy Corp.....................    50,800         241,300
 *Casual Male Retail Group, Inc.........   189,800         884,278

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Catalina Lighting, Inc................    11,080  $      113,570
 *Catalyst International, Inc...........    74,700          60,507
 *Catalytica Energy Systems, Inc........    24,200          63,162
 *Catapult Communications Corp..........    47,018         504,033
 Cato Corp. Class A.....................    62,300       1,228,556
 *Cavalier Homes, Inc...................   148,500         286,605
 CB Bancshares, Inc. HI.................     3,408         221,520
 CCA Industries, Inc....................    34,700         183,910
 CCBT Financial Companies, Inc..........    79,900       1,893,630
 *CCC Information Services Group, Inc...    13,100         235,800
 *CD Warehouse, Inc.....................     5,600               8
 *CD&L, Inc.............................    14,100           5,781
 *CDI Corp..............................    36,170         956,696
 *Celadon Group, Inc....................    81,200         653,660
 *Celebrity, Inc........................    13,500          33,750
 *Celeritek, Inc........................    52,300         410,555
 *Cell Genesys, Inc.....................   143,505       1,616,153
 *#Cell Pathways, Inc...................     4,500           6,885
 *#Cell Therapeutics, Inc...............   178,700       2,235,537
 *Cellegy Pharmaceuticals, Inc..........   102,400         440,320
 *CellStar Corp.........................    74,084         384,496
 *Cellular Technical Services...........    16,200           9,558
 *Centene Corp..........................    42,400       1,400,896
 *Centennial Communications Corp........    35,800          76,970
 *Center Bancorp, Inc...................     1,500          46,020
 *#CenterSpan Communication Corp........    38,300           9,958
 Centex Construction Products, Inc......     1,200          46,860
 *Centillium Communications, Inc........   134,329       1,468,216
 *Centra Software, Inc..................    41,800         107,426
 Central Bancorp, Inc...................    10,000         335,300
 *#Central European Distribution Corp...    22,921         711,697
 *Central Garden & Pet Co...............    68,800       1,716,560
 Central Pacific Financial Corp.........    55,400       1,519,622
 Central Parking Corp...................    55,600         631,060
 Central Vermont Public Service Corp....   143,500       2,696,365
 Century Aluminum Co....................   113,400         793,800
 Century Bancorp Income Class A.........     7,600         213,332
 *Century Business Services, Inc........   114,863         327,360
 *Cepheid, Inc..........................   126,236         541,552
 *Ceradyne, Inc.........................   119,100       1,897,501
 Cerberonics, Inc. Class A..............     3,500          12,075
 *Ceres Group, Inc......................    87,700         249,945
 *Cerus Corp............................    62,000         698,120
 CFS Bancorp, Inc.......................    47,237         666,042
 *Chad Therapeutics.....................     9,300          15,810
 *Champion Enterprises, Inc.............   331,000       1,175,050
 Champion Industries, Inc...............    93,200         270,373
 *Championship Auto Racing Teams,
   Inc..................................    49,000         138,180
 *Champps Entertainment, Inc............   125,910         639,623
 *Channell Commercial Corp..............    21,100         105,500
 *Charles and Colvard, Ltd..............    70,900         326,140
 *Charles River Associates, Inc.........    48,100       1,039,922
 *Charlotte Russe Holding, Inc..........    85,700         821,863
 *Charming Shoppes, Inc.................    27,095         127,888
 *Chart Industries, Inc.................   121,175          14,844
 Chase Corp.............................    24,200         250,712
 *Chattem, Inc..........................   199,200       2,806,728
 *Chaus (Bernard), Inc..................    15,260          15,260
 *Checkers Drive-In Restaurant, Inc.....    46,800         375,804
 *Checkpoint Systems, Inc...............   127,600       1,754,500
 *Cherokee, Inc.........................    20,200         359,560
 Chesapeake Corp........................    59,700       1,191,612
                                           SHARES       VALUE+
                                           ------       ------
 Chesapeake Utilities Corp..............    53,675  $    1,231,841
 Chester Valley Bancorp.................     7,177         155,023
 *Chicago Pizza & Brewery, Inc..........    56,078         468,812
 Chicago Rivet & Machine Co.............    20,000         502,500
 *Children's Place Retail Stores,
   Inc..................................   101,062       1,536,142
 *#Childtime Learning Centers, Inc......    31,700          33,443
 *ChipPAC, Inc..........................   291,700       1,811,457
 *Chiquita Brands International, Inc....        32             480
 *Cholestech Corp.......................   114,500       1,378,694
 *Chordiant Software, Inc...............    25,000          34,500
 *Christopher & Banks Corp..............    46,900       1,357,755
 *ChromaVision Medical Systems, Inc.....    44,200          67,184
 *Chromcraft Revington, Inc.............   100,900       1,125,035
 *Chronimed, Inc........................   131,500       1,292,645
 Churchill Downs, Inc...................    17,700         656,670
 *Ciber, Inc............................   148,364         896,119
 *Cima Laboratories, Inc................    63,000       1,811,250
 *Ciphergen Biosystems, Inc.............    76,033         655,404
 *Ciprico, Inc..........................    49,800         276,390
 CIRCOR International, Inc..............    34,300         610,540
 *Cirrus Logic, Inc.....................    75,800         267,574
 *Citizens, Inc. Class A................   189,682       1,559,186
 City Holding Co........................    62,300       1,775,550
 *CKE Restaurants, Inc..................   440,500       2,731,100
 *Clark/Bardes Holdings, Inc............    63,700         748,475
 *Clarus Corp...........................    60,150         372,328
 *Clayton Williams Energy, Inc..........    67,800       1,159,380
 *#Clean Harbors, Inc...................    97,800       1,005,384
 *#Clearone Communications, Inc.........    33,600          33,768
 *Cleveland Cliffs, Inc.................    39,860         601,886
 *Click2learn, Inc......................    24,000          33,840
 *ClickAction, Inc. Escrow..............    45,200           2,260
 *Closure Medical Corp..................    53,202         975,139
 CNA Surety Corp........................    40,900         400,820
 *Cnbt Bancshares, Inc., Escrow Share...    46,700               0
 *CNET Networks, Inc....................    53,100         284,085
 *CNS, Inc..............................   148,900       1,222,469
 Coachmen Industries, Inc...............    95,600       1,085,060
 *Coast Dental Services, Inc............    19,133         144,473
 Coast Distribution System..............    42,400         139,072
 Coastal Bancorp, Inc...................    41,100       1,189,845
 *Coastcast Corp........................    75,000         155,625
 *Cobalt Corp...........................    40,300         732,654
 CoBiz, Inc.............................    19,650         269,008
 *Cobra Electronic Corp.................   118,100         738,125
 *#Coeur d'Alene Mines Corp.............   238,400         314,688
 *Cogent Communications Group, Inc......     9,029           6,320
 *Cognitronics Corp.....................    83,175         178,826
 Cohu, Inc..............................    81,500       1,519,975
 *Coinstar, Inc.........................    84,600       1,795,212
 *Coldwater Creek, Inc..................    88,350       1,086,705
 *Cole (Kenneth) Productions, Inc.
   Class A..............................    43,500         878,700
 *Cole National Corp. Class A...........   104,300         791,637
 *Collagenex Pharmaceuticals, Inc.......    90,500       1,008,170
 *Collins & Aikman Corp.................    85,620         267,134
 Collins Industries, Inc................    65,825         204,057
 *Colorado Medtech, Inc.................   137,300         641,191
 Columbia Bancorp.......................     1,700          43,180
 Columbia Banking System, Inc...........   135,775       2,484,682
 *Columbia Laboratories, Inc............   239,850       1,654,965
 *Columbus McKinnon Corp................   122,400         250,920
 *Com21, Inc............................    97,000          17,945

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Comarco, Inc..........................    67,800  $      488,160
 *Comdial Corp..........................     7,312          17,366
 *Comforce Corp.........................   110,466          50,814
 *Comfort Systems USA, Inc..............   344,300         964,040
 *Commerce One, Inc.....................     4,200          12,390
 Commercial Bancshares, Inc.............    27,043         901,046
 Commercial Metals Co...................   109,700       1,961,436
 #Commercial National Financial Corp....     1,600          46,128
 Commonwealth Industries, Inc...........   144,600         694,080
 *Commscope, Inc........................    77,000         783,090
 Communications Systems, Inc............   118,600         897,802
 Community Bank System, Inc.............    53,200       2,048,732
 Community Banks, Inc...................       567          16,443
 #Community Bankshares, Inc.............     2,730          43,953
 Community Trust Bancorp, Inc...........    48,791       1,440,310
 *Community West Bancshares.............    23,200         138,968
 *Competitive Technologies, Inc.........   102,600         194,940
 *Compex Technologies, Inc..............   100,400         461,840
 *Compucom Systems, Inc.................   169,186         759,645
 *CompuCredit Corp......................   155,200       1,728,928
 *Compudyne Corp........................    29,621         239,338
 *Computer Access Technology Corp.......    94,000         275,326
 *Computer Horizons Corp................   303,400       1,429,014
 *#Computer Learning Centers, Inc.......     4,900               3
 *Computer Motion, Inc..................    90,200         392,460
 *Computer Network Technology Corp......   100,000         757,000
 *Computer Task Group, Inc..............   174,600         419,040
 CompX International, Inc...............     9,500          49,875
 *Comshare, Inc.........................    96,850         324,447
 *Comstock Resources, Inc...............   211,700       2,902,407
 *Comtech Telecommunications Corp.......    71,350       1,519,826
 *#Concepts Direct, Inc.................     3,400           2,159
 *#Conceptus, Inc.......................    83,500       1,198,225
 *Concerto Software, Inc................   106,100         677,979
 *Concord Camera Corp...................   121,500         676,755
 *Concord Communications, Inc...........    67,300         992,675
 *Concur Technologies, Inc..............   117,969         808,088
 *Concurrent Computer Corp..............   178,400         560,176
 *Cone Mills Corp.......................   245,200         392,320
 *Congoleum Corp. Class A...............    35,500          22,010
 *Conmed Corp...........................    53,200       1,045,380
 Connecticut Bancshares, Inc............    41,087       1,655,806
 Connecticut Water Services, Inc........    93,787       2,414,077
 *Connetics Corp........................   107,800       1,794,870
 *Conrad Industries, Inc................    18,700          51,612
 *Consolidated Graphics, Inc............    84,100       1,675,272
 Consolidated Tokoma Land Co............    28,400         727,324
 *Consumer Portfolio Services, Inc......     2,000           5,140
 *Continental Airlines, Inc.............   107,000       1,179,140
 *Continental Materials Corp............    14,900         344,190
 *#Convera Corp.........................   113,088         536,037
 *Convergence Systems, Inc..............        13             585
 Cooperative Bankshares, Inc............     5,500         109,725
 *Copper Mountain Networks, Inc.........     6,024          54,818
 *Corautus Genetics, Inc................     3,614          10,481
 *Core Molding Technologies, Inc........    39,597          74,838
 *Corillian Corp........................    85,700         125,122
 *Corixa Corp...........................   188,285       1,536,406
 *Cornell Companies, Inc................    91,400       1,279,600
 *Correctional Services Corp............   115,741         298,612
 *Corrections Corporation of America....    58,400       1,380,576
 *Corrpro Companies, Inc................    42,775          17,110
 *Corvas International, Inc.............   149,800         389,480
                                           SHARES       VALUE+
                                           ------       ------
 *Corvel Corp...........................    18,600  $      617,334
 *Cosine Communications, Inc............    36,179         205,859
 *CoStar Group, Inc.....................    61,700       1,737,472
 *Cost-U-Less, Inc......................    13,600          20,400
 Cotton States Life Insurance Co........    22,500         225,000
 Courier Corp...........................    63,075       3,075,537
 *Covansys Corp.........................   132,400         374,692
 *Covenant Transport, Inc. Class A......    91,000       1,705,340
 *Cover-All Technologies, Inc...........     9,432           5,188
 Covest Bancshares, Inc.................    42,600       1,143,810
 *Covista Communications, Inc...........    21,500          44,075
 CPAC, Inc..............................    52,178         272,421
 *CPI Aerostructures, Inc...............    19,933         154,281
 CPI Corp...............................    39,200         603,680
 Craftmade International, Inc...........    63,450       1,084,995
 Crawford & Co. Class A.................    94,400         441,792
 Crawford & Co. Class B.................   132,500         726,100
 *Cray, Inc.............................   321,400       2,574,414
 *Credence Systems Corp.................    49,667         402,303
 *Credit Acceptance Corp................    39,558         384,108
 *Criticare Systems, Inc................    46,700         126,090
 *Cross (A.T.) Co. Class A..............   131,100         753,825
 *Cross Country Healthcare, Inc.........    53,272         676,554
 *Crossroads Systems, Inc...............     7,700          13,791
 *Crown Andersen, Inc...................    11,600          28,536
 *Crown Holdings, Inc...................    43,900         291,057
 *Crown Media Holdings, Inc.............    23,918         131,788
 *Crown Resources Corp..................    13,540          12,592
 *#Cryolife, Inc........................   148,450       1,344,957
 *CSG Systems International, Inc........    35,500         469,310
 *CSK Auto Corp.........................   401,900       5,084,035
 *CSP, Inc..............................    78,828         194,705
 CSS Industries, Inc....................    21,500         824,525
 CT Communications, Inc.................    60,374         646,606
 CTS Corp...............................   139,100       1,392,391
 Cubic Corp.............................   162,150       3,161,925
 *Cubist Pharmaceuticals, Inc...........   115,400       1,245,166
 *Culp, Inc.............................   178,580       1,044,693
 *CUNO, Inc.............................    10,750         397,642
 *CuraGen Corp..........................   126,600         683,640
 *Curative Health Services, Inc.........    76,900       1,094,287
 *Curis, Inc............................     5,000          14,000
 *Cutter & Buck, Inc....................   113,300         454,333
 *CV Therapeutics, Inc..................    40,600       1,313,410
 *Cyberonics, Inc.......................    86,500       1,638,310
 *Cyberoptics Corp......................    58,800         378,672
 *Cybersource Corp......................   521,100       1,448,658
 *Cybex International, Inc..............    75,950         106,330
 *Cygnus, Inc...........................    15,800          11,060
 *Cysive, Inc...........................   237,500         764,750
 *#Cytrx Corp...........................     6,400          16,064
 D & K Healthcare Resources, Inc........    65,400       1,035,936
 *D A Consulting Group, Inc.............    55,900          13,416
 *Daily Journal Corp....................       200           5,017
 *Dairy Mart Convenience Stores, Inc....    13,400               1
 *Daisytek International Corp...........    17,200          11,524
 *Daktronics, Inc.......................   180,700       2,844,218
 *Dan River, Inc. Class A...............   214,700         708,510
 *Danielson Holding Corp................   102,553          82,042
 *Darling International, Inc............     6,500          13,520
 *Data I/O Corp.........................    77,000         150,150
 *Data Race, Inc........................    28,200             155
 *Data Systems & Software, Inc..........    86,500         188,570

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Datakey, Inc..........................    11,700  $        7,956
 *Datalink Corp.........................    51,500         219,390
 *Dataram Corp..........................    84,150         258,340
 Datascope Corp.........................    56,661       1,792,187
 *Datastream Systems, Inc...............   126,600       1,220,424
 *#Datatec Systems, Inc.................     6,100           8,052
 *DataTRAK International, Inc...........    28,900          79,764
 *Datawatch Corp........................     9,244          25,421
 *Dave and Busters, Inc.................   128,000       1,226,240
 *Daw Technologies, Inc.................     6,300               6
 *Dawson Geophysical Co.................    41,200         306,940
 *Daxor Corp............................    46,400         698,320
 Deb Shops, Inc.........................   100,300       1,986,943
 *Deckers Outdoor Corp..................    64,900         411,466
 *Decora Industries, Inc................     9,400             113
 Decorator Industries, Inc..............    20,587         103,964
 *Del Global Technologies Corp..........    79,121         241,319
 *Del Laboratories, Inc.................   194,731       4,868,275
 *Delphax Technologies, Inc.............    52,900         183,034
 Delta Apparel, Inc.....................    38,640         617,081
 Delta Natural Gas Co., Inc.............    18,800         446,500
 *Delta Woodside Industries, Inc........    51,000         160,140
 Deltic Timber Corp.....................    36,000         898,200
 *Denali, Inc...........................    33,100               0
 *#Dendreon Corp........................   103,500         651,015
 *Dendrite International, Inc...........   165,500       1,972,760
 *Department 56, Inc....................   118,650       1,428,546
 *DepoMed, Inc..........................   112,000         425,600
 *Detrex Corp...........................    10,200          17,850
 *Devcon International Corp.............    29,000         183,860
 *DHB Industries, Inc...................    81,500         326,000
 *Diacrin, Inc..........................    80,300         317,185
 *Diametrics Medical, Inc...............   253,800         291,870
 *DiamondCluster International, Inc.....    58,900         161,975
 *Diedrich Coffee, Inc..................    28,025          95,565
 *Digene Corp...........................    62,400       1,616,160
 *Digi International, Inc...............   149,333         813,865
 *Digimarc Corp.........................    68,794         963,804
 *#Digital Angel Corp...................    15,200          43,472
 *Digital Generation Systems, Inc.......   295,400         765,086
 *Digital Impact, Inc...................    10,200          16,626
 *Digital Insight Corp..................   139,400       2,369,800
 *#Digital Lightwave, Inc...............       600             804
 *#Digital River, Inc...................   121,600       2,390,656
 *DigitalThink Inc......................    90,243         302,314
 *Digitas, Inc..........................    95,400         418,806
 Dime Community Bancorp, Inc............    34,025         863,554
 Dimon, Inc.............................   215,200       1,506,400
 *Diodes, Inc...........................    96,600       1,704,024
 *Directrix, Inc........................     8,950              76
 *Discovery Partners International......    90,333         370,365
 *Display Technologies, Inc.............    44,255              33
 *Ditech Communications Corp............    87,050         383,890
 *Diversa Corp..........................   142,308       1,556,850
 *Diversified Corporate Resources,
   Inc..................................     1,200           1,320
 *Dixie Group, Inc......................   103,800         337,350
 *Dixon Ticonderoga Co..................    26,750          50,825
 *DJ Orthopedics, Inc...................     3,800          29,298
 *DLB Oil & Gas, Inc....................     7,600               0
 *#Docent, Inc..........................     1,600           5,344
 *DocuCorp International, Inc...........   106,100         541,110
 *Document Sciences Corp................    15,400          51,128
 *Dollar Thrifty Automotive Group,
   Inc..................................    95,200       1,840,216
                                           SHARES       VALUE+
                                           ------       ------
 *Dominion Homes, Inc...................    44,100  $      912,870
 Donegal Group, Inc. Class A............    38,280         516,014
 Donegal Group, Inc. Class B............    19,140         220,110
 *Dorsey Trailers, Inc..................    39,000             234
 *#Dot Hill Systems Corp................    68,780         753,829
 Dover Downs Gaming & Entertainment,
   Inc..................................     3,570          32,451
 Dover Motorsports, Inc.................    56,000         195,440
 *DPAC Technologies Corp................   209,000         294,899
 *Dress Barn, Inc.......................   113,600       1,568,816
 *Drew Industries, Inc..................    95,100       1,548,228
 *#Drexler Technology Corp..............   120,950       2,358,525
 *Dril-Quip, Inc........................    70,300       1,182,446
 *Driver-Harris Co......................     9,898           2,474
 *DRS Technologies, Inc.................    37,874         946,850
 *Drugstore.com, Inc....................   102,700         488,852
 *DSP Group, Inc........................    92,000       2,140,840
 *DT Industries, Inc....................   101,500         152,250
 *DualStar Technologies Corp............   145,800          23,328
 *Duane Reade, Inc......................    93,700       1,345,532
 *Duckwall-ALCO Stores, Inc.............    41,200         475,860
 *Ducommun, Inc.........................    95,100       1,319,988
 *DuPont Photomasks, Inc................    68,590       1,438,332
 *Dura Automotive Systems, Inc..........    62,600         564,652
 *DuraSwitch Industries, Inc............     8,800          16,720
 *Duratek, Inc..........................   127,400       1,272,726
 *Durect Corp...........................    22,588          80,865
 *DUSA Pharmaceuticals, Inc.............    55,900         146,458
 *DVI, Inc..............................   103,300         821,235
 *Dwyer Group, Inc......................    47,700         311,004
 *Dyax Corp.............................   109,000         251,790
 *Dycom Industries, Inc.................    13,364         186,695
 *#Dynacq International, Inc............    58,065         726,393
 *#Dynacq International, Inc.
   Series A.............................       408           5,104
 *Dynamic Materials Corp................    14,700          29,400
 *Dynamics Research Corp................    77,100       1,044,705
 *#E Com Ventures, Inc..................    10,825          55,857
 *E-Loan, Inc...........................   229,100       1,040,114
 *E-Z-EM, Inc...........................    86,424         725,962
 *E.piphany, Inc........................   133,932         704,482
 *Eagle Food Centers, Inc...............    22,550           3,157
 Eastern Co.............................    34,000         469,200
 *#EasyLink Services Corp...............    27,519          16,236
 *Eateries, Inc.........................    23,200          65,192
 *ECC International Corp................   137,750         578,550
 *#Echelon Corp.........................   126,400       1,735,472
 *Ecogen, Inc...........................     5,690             853
 *eCollege.com..........................   134,700       1,106,022
 Ecology & Environment, Inc. Class A....    13,900         137,123
 *Edac Technologies Corp................    12,200          13,664
 Edelbrock Corp.........................    49,170         491,700
 *EDGAR Online, Inc.....................    14,400          17,424
 *Edge Petroleum Corp...................    52,400         303,920
 *Edgewater Technology, Inc.............    70,674         321,567
 *Edison Control Corp...................     7,000          50,225
 Edo Corp...............................    76,900       1,287,306
 Educational Development Corp...........    15,400         156,017
 *Educational Insights, Inc.............    52,300          48,377
 EFC Bancorp, Inc.......................    15,800         306,678
 *EFJ, Inc..............................     9,000          17,190
 *eFunds Corp...........................    85,888         892,376
 *Elcom International, Inc..............   128,400          48,792
 *Elder-Beerman Stores Corp.............    82,400         424,772

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Electro Rent Corp.....................    53,217  $      542,760
 *Electro Scientific Industries, Inc....    75,718       1,138,799
 Electro Sensors, Inc...................     3,450           9,142
 *Electroglas, Inc......................    66,800         130,260
 *Electronics Boutique Holdings Corp....    95,700       2,009,700
 *Elevon, Inc...........................   156,400         198,628
 *Elizabeth Arden, Inc..................   122,400       1,539,792
 ElkCorp................................    72,700       1,502,709
 *eLoyalty Corp.........................    10,200          33,660
 *ELXSI Corp............................     7,100          21,655
 *Embarcadero Technologies, Inc.........   102,700         738,413
 *Embrex, Inc...........................   123,000       1,167,270
 EMC Insurance Group, Inc...............    85,100       1,605,828
 *Emcee Broadcast Products, Inc.........    34,900           1,047
 *EMCORE Corp...........................    62,300         168,210
 *Emerging Vision, Inc..................   145,200           7,260
 *Emeritus Corp.........................   146,600         557,080
 *Emerson Radio Corp....................   104,578         683,940
 *Emisphere Technologies, Inc...........    64,100         195,505
 Empire District Electric Co............    84,700       1,795,640
 *EMS Technologies, Inc.................   121,499       1,513,878
 *#En Pointe Technologies, Inc..........    57,200          26,598
 *Encore Acquisition Co.................     8,900         170,880
 *Encore Med Corp.......................    35,300         102,370
 *Encore Wire Corp......................   149,650       1,518,947
 *Encysive Pharmaceuticals, Inc.........   221,200         599,452
 *#Endocardial Solutions, Inc...........   104,100         479,901
 *#Endocare, Inc........................    76,200         319,278
 *Endologix, Inc........................   123,488         376,638
 *Energy Conversion Devices, Inc........    89,500         957,650
 *Energy Partners, Ltd..................    50,000         583,500
 EnergySouth, Inc.......................    51,150       1,430,154
 *Enesco Group, Inc.....................   122,400         952,272
 Engineered Support Systems, Inc........   139,743       5,507,272
 *ENGlobal Corp.........................     3,900           8,190
 *Enherent Corp.........................    19,400           1,552
 *#Enlighten Software Solutions, Inc....    12,300              18
 Ennis Business Forms, Inc..............   241,200       3,282,732
 *#Entremed, Inc........................    35,400         136,290
 *Entrust, Inc..........................   322,220         834,550
 *Environmental Elements Corp...........    61,100         125,866
 *Environmental Technologies Corp.......    39,700              79
 *Environmental Tectonics Corp..........    59,500         312,375
 *Enzo Biochem, Inc.....................   105,300       2,676,726
 *EP Medsystems, Inc....................   202,000         476,720
 *Epicor Software Corp..................   421,828       2,054,302
 *Epimmune, Inc.........................    63,070          94,605
 *EPIQ Systems, Inc.....................    71,775       1,266,111
 *EPIX Medical, Inc.....................    70,700         843,451
 *ePlus, Inc............................    33,400         309,317
 *ePresence, Inc........................   191,500         509,390
 *#Equimed Inc. Nevis...................     6,533               1
 *Equity Marketing, Inc.................    58,200         867,180
 *Equity Oil Co.........................   131,800         374,312
 *#eResearch Technology, Inc............   187,500       3,511,875
 *Ergo Science Corp.....................    36,350          64,521
 ESB Financial Corp.....................    94,531       1,394,332
 *Esco Technologies, Inc................    89,476       3,749,044
 *Esperion Therapeutics, Inc............   104,912       1,386,937
 Espey Manufacturing & Electronics
   Corp.................................    20,500         371,562
 *ESS Technology, Inc...................   164,500       1,373,575
 *Esterline Technologies Corp...........    79,900       1,426,215
                                           SHARES       VALUE+
                                           ------       ------
 *Ethyl Corp............................    16,900  $      167,310
 *Euronet Worldwide, Inc................    25,800         316,024
 *European Micro Holdings, Inc..........     5,900             133
 *Evans & Sutherland Computer Corp......   100,100         585,585
 *Evans Systems, Inc....................     6,000             270
 *Evercel, Inc..........................    12,466          26,179
 *Evergreen Solar, Inc..................    21,100          30,384
 *Everlast Worldwide, Inc...............     5,600          14,560
 *EverTrust Financial Group, Inc........       200           4,990
 *Evolving Systems, Inc.................    71,600         230,552
 *Exabyte Corp..........................    95,900          10,069
 *Exact Sciences Corp...................    73,720         980,476
 *Exactech, Inc.........................    76,400       1,026,816
 *Exar Corp.............................     8,100         131,625
 *Excel Technology, Inc.................    81,922       1,952,201
 *EXCO Resources, Inc...................     1,000          17,800
 *EXE Technologies, Inc.................    19,128          58,340
 *Exelixis, Inc.........................   227,542       1,854,467
 *Exponent, Inc.........................    70,600       1,111,950
 *Extended Systems, Inc.................    11,600          38,860
 *Extreme Networks, Inc.................    51,300         308,826
 *EXX, Inc. Class A.....................     1,900           6,460
 *EXX, Inc. Class B.....................       100             360
 *Ezcorp, Inc. Class A Non-Voting.......    91,900         340,030
 *Ezenia! Inc...........................   156,500          39,125
 F & M Bancorp..........................    23,603       1,181,802
 *F5 Networks, Inc......................   102,800       1,783,580
 Fab Industries, Inc....................    40,200         372,654
 *Factory 2-U Stores, Inc...............    49,193         196,772
 *Factual Data Corp.....................    73,700       1,279,432
 *Fairchild Corp. Class A...............   137,829         709,819
 *Falcon Products, Inc..................    78,525         314,885
 *#FalconStor Software, Inc.............   169,411         931,760
 *Famous Dave's of America, Inc.........    53,100         219,303
 *Fargo Electronics.....................    99,400       1,169,938
 *Faro Technologies, Inc................    53,900         343,882
 *Featherlite, Inc......................    52,400         102,180
 Fedders Corp...........................   150,282         467,377
 Federal Screw Works....................    33,750       1,167,750
 *Female Health Co......................    44,000          68,200
 FFLC Bancorp...........................    32,700         887,478
 *Fibermark, Inc........................    86,425         458,052
 *Fiberstars, Inc.......................    37,200         136,524
 Fidelity Bancorp, Inc..................    22,050         721,696
 Fidelity Bancorp, Inc. PA..............       534          10,733
 Fidelity Bankshares, Inc...............    61,062       1,373,895
 *Fidelity Federal Bancorp..............    21,340          29,876
 Fidelity Southern Corp.................    82,700         889,025
 *Filenet Corp..........................   132,900       2,218,101
 *Film Roman, Inc.......................     7,000           2,240
 *Financial Federal Corp................    58,500       1,447,875
 *Finish Line, Inc. Class A.............   144,600       2,863,080
 *Finishmaster, Inc.....................    64,800         635,688
 *Finlay Enterprises, Inc...............    76,800       1,003,085
 *Firebrand Financial Group, Inc........    75,400              75
 First Albany Companies, Inc............    35,519         399,589
 First Aviation Services, Inc...........     1,700           5,780
 First Bancorp..........................    34,014         875,860
 First Bell Bancorp, Inc................    35,700         936,768
 *First Cash Financial Services, Inc....    80,600         987,350
 First Charter Corp.....................    31,000         604,500
 First Colonial Group, Inc..............       972          43,507
 First Community Bancorp................     3,700         111,555

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *First Consulting Group, Inc...........   108,331  $      609,904
 First Defiance Financial Corp..........    68,492       1,365,046
 First Essex Bancorp....................    69,400       2,549,756
 First Federal Bancshares of Arkansas,
   Inc..................................    23,400         677,898
 First Federal Capital Corp.............    75,439       1,482,376
 First Financial Holdings, Inc..........   126,800       3,707,632
 First Franklin Corp....................       600           9,420
 *First Horizon Pharmaceutical Corp.....    77,846         262,341
 First Indiana Corp.....................   123,300       2,191,041
 *First Investors Financial Services
   Group, Inc...........................    43,200         174,096
 First Keystone Financial, Inc..........    16,500         377,520
 First M&F Corp.........................     1,600          55,408
 *First Mariner Bank Corp...............    16,400         215,660
 First Merchants Corp...................    58,202       1,465,526
 First Midwest Financial, Inc...........    16,500         306,405
 First Mutual Bancshares, Inc...........    24,357         559,237
 First Oak Brook Bancshares, Inc.
   Class A..............................    20,000         631,400
 First Place Financial Corp.............    55,147         961,212
 *First Republic Bank...................   106,500       2,816,925
 First SecurityFed Financial, Inc.......    28,500         756,105
 First Sentinel Bancorp, Inc............   108,347       1,644,707
 First United Corp......................    15,500         355,260
 *First Virtual Communications, Inc.....   140,108         119,092
 First Years, Inc.......................    94,700       1,135,453
 *Firstbank Corp........................       200           6,478
 FirstBank NW Corp......................     5,500         141,102
 *FirstCity Financial Corp..............     4,700           7,990
 FirstFed America Bancorp, Inc..........    39,726       1,261,300
 *FirstFed Financial Corp...............    55,900       1,896,687
 *Firstwave Technologies, Inc...........    19,700         195,818
 *Fischer Imaging Corp..................    60,600         241,188
 Flag Financial Corp....................    35,200         526,592
 Flamemaster Corp.......................       247           1,661
 *Flanders Corp.........................   255,500         689,850
 Flanigan's Enterprises, Inc............    20,600         128,750
 *Fleetwood Enterprises, Inc............   177,800       1,354,836
 #Fleming Companies, Inc................    84,000          13,020
 Flexsteel Industries, Inc..............    61,000         911,950
 *Florida Banks, Inc....................    25,400         290,322
 Florida Public Utilities Co............    22,800         348,840
 FloridaFirst Bancorp...................     2,400          57,360
 *Flow International Corp...............   153,600         199,680
 Flushing Financial Corp................   120,375       2,478,642
 FMS Financial Corp.....................     6,000         112,200
 FNB Financial Services Corp............     6,800         135,728
 *Foamex International, Inc.............    44,300          58,919
 *FOCUS Enhancements, Inc...............    28,188          40,591
 *Foodarama Supermarkets, Inc...........    20,700         538,200
 Foothill Independent Bancorp...........    39,463         808,991
 *Footstar, Inc.........................    78,600         727,050
 *Forgent Networks, Inc.................   266,700         552,069
 *Forrester Research, Inc...............    87,616       1,349,286
 *Forward Air Corp., Inc................    80,697       2,052,932
 *Foster (L.B.) Co. Class A.............   121,100         527,996
 *Fotoball USA, Inc.....................    17,400          54,984
 *Fountain Powerboat Industries, Inc....    35,700         126,735
 *#FPIC Insurance Group, Inc............    79,400         880,546
 Frankfort First Bancorp, Inc...........     5,750         113,217
 Franklin Bancorp, Inc..................    26,469         456,590
 *Franklin Covey Co.....................   182,100         182,100
                                           SHARES       VALUE+
                                           ------       ------
 *Franklin Electronic Publishers,
   Inc..................................    81,500  $      267,727
 *FreeMarkets, Inc......................   142,950       1,073,554
 Fremont General Corp...................   206,700       2,385,318
 Frequency Electronics, Inc.............    91,100         842,675
 Fresh Brands, Inc......................    59,700         841,770
 *Fresh Choice, Inc.....................    50,000          82,500
 *Friede Goldman Halter, Inc............     1,122               0
 Friedman Industries, Inc...............   153,403         383,507
 Friedmans, Inc. Class A................   131,900       1,433,753
 *Friendly Ice Cream Corp...............    24,500         162,680
 Frisch's Restaurants, Inc..............    63,968       1,199,400
 *Frontier Airlines, Inc................   130,200         910,098
 Frontier Oil Corp......................   243,200       4,129,536
 *Frozen Food Express Industries, Inc...   167,175         401,220
 FSF Financial Corp.....................    17,800         465,826
 *FSI International, Inc................    98,400         304,056
 *FuelCell Energy, Inc..................   151,799       1,414,767
 *Furr's Restaurant Group, Inc..........    11,900              12
 *FX Energy, Inc........................   120,900         357,864
 *G-III Apparel Group, Ltd..............    62,070         417,731
 GA Financial, Inc......................    37,000         947,200
 *Gadzooks, Inc.........................    88,600         489,072
 *Gaiam, Inc............................       800           4,600
 *Galaxy Nutritional Foods, Inc.........    37,700          90,480
 *Galey & Lord, Inc.....................    67,000           2,177
 *#Galyan's Trading Co..................    66,597         911,713
 *GameTech International, Inc...........    70,200         228,150
 *Garden Fresh Restaurant Corp..........    49,500         434,610
 *Garden.Com Escrow Share...............     1,600               0
 *#Gardenburger, Inc....................    33,700          13,480
 *Gardner Denver Machinery, Inc.........    61,100       1,227,499
 *Gart Sports Co........................    45,075       1,212,968
 *Gateway Industries, Inc...............    11,120          12,621
 GBC Bancorp............................    44,200       1,592,084
 *GC Companies, Inc.....................    12,300           1,968
 *Gehl Co...............................    50,300         447,167
 *Genaera Corp..........................   178,100         320,580
 *Genaissance Pharmaceuticals, Inc......    24,100          39,283
 Gencorp, Inc...........................   215,900       1,731,518
 *Gene Logic, Inc.......................    76,960         570,274
 *Genecor International, Inc............     4,500          66,105
 *Genelabs Technologies, Inc............   366,800         641,900
 *General Binding Corp..................    40,700         376,475
 General Cable Corp.....................   115,600         499,392
 *General Communications, Inc.
   Class A..............................   297,000       1,675,080
 *General Datacomm Industries, Inc......   237,100          45,642
 *General Employment Enterprises, Inc...    17,700           9,381
 *Genesco, Inc..........................    84,600       1,281,690
 *Genesee & Wyoming, Inc................    51,300       1,072,170
 *Genesee Corp. Class B.................       800           3,960
 *Genesis Microchip, Inc................    84,281       1,605,553
 *Genlyte Group, Inc....................    41,700       1,584,183
 *#Genome Therapeutics Corp.............   128,000         363,520
 *Gentek, Inc...........................   132,600           2,652
 *#Genus, Inc...........................   153,900         404,757
 *#GenVec, Inc..........................    86,700         281,775
 *Genzyme Corp. - Genzyme Biosurgery
   Division.............................    24,812          57,812
 *Gerber Scientific, Inc................   114,000         832,200
 *#Geron Corp...........................    99,700         506,476
 Getty Realty Corp. (Holding Co.).......    73,500       1,583,925
 Gevity HR, Inc.........................   214,500       2,166,450

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Giant Group, Ltd......................    28,300  $       33,252
 *Giant Industries, Inc.................    78,200         472,328
 Gibraltar Steel Corp...................    15,300         295,902
 *Giga-Tronics, Inc.....................    49,600          64,530
 Glacier Bancorp, Inc...................    71,852       1,805,641
 *Glacier Water Services, Inc...........    24,500         363,090
 Glatfelter (P.H.) Co...................    32,200         427,616
 *Glenayre Technologies, Inc............   184,300         258,020
 *Global e-Point, Inc...................    18,731          35,027
 *Global Imaging Systems, Inc...........   123,000       2,586,690
 *Global Payment Technologies, Inc......    54,600         229,320
 *Global Power Equipment Group, Inc.....   229,500       1,136,025
 *Global Technologies, Ltd..............    80,700             161
 *Globecomm Systems, Inc................    96,000         301,440
 *GlobespanVirata, Inc..................    11,100          92,019
 *GoAmerica, Inc........................   170,500          64,790
 Gold Banc Corp.........................   196,334       1,935,853
 Golden Enterprises, Inc................    61,900         136,180
 *Golden State Vintners, Inc............    47,200         117,056
 *Good Guys, Inc........................   220,800         342,240
 *Goodrich Petroleum Corp...............    17,600          74,800
 *Goody's Family Clothing, Inc..........   164,500       1,125,180
 Gorman-Rupp Co.........................    54,600       1,307,670
 *Gottschalks, Inc......................   133,800         200,700
 *GP Strategies Corp....................   109,400         601,700
 *Gradco Systems, Inc...................     2,556           2,313
 *Graftech International, Ltd...........   220,500       1,356,075
 Graham Corp............................    12,350         107,445
 *Graphic Packaging International
   Corp.................................   221,800       1,264,260
 Gray Television, Inc...................    41,300         594,720
 *Great Atlantic & Pacific Tea Co.,
   Inc..................................   143,900       1,057,665
 Great Southern Bancorp, Inc............    39,700       1,470,091
 *Green Mountain Coffee, Inc............    59,700       1,022,124
 Green Mountain Power Corp..............    59,300       1,227,510
 *Greenbriar Corp.......................     1,715          13,291
 *Greenbrier Companies, Inc.............   127,200       1,329,240
 *Greene County Bancshares, Inc.........     2,300          57,571
 *Greens Worldwide, Inc.................    11,563           4,625
 *GRIC Communications, Inc..............    18,900          77,490
 *Griffin Land & Nurseries, Inc.
   Class A..............................    23,400         304,200
 *Griffon Corp..........................   220,050       3,384,369
 *Gristede's Foods, Inc.................    30,639          18,383
 *Group 1 Automotive, Inc...............     3,000          87,600
 *Group 1 Software, Inc.................   187,830       4,066,519
 *Grubb & Ellis Co......................   177,552         237,920
 GS Financial Corp......................     6,400         122,400
 *GSI Commerce, Inc.....................   168,100         949,765
 *#GSV, Inc.............................     9,540           1,765
 *GTC Biotherapeutics, Inc..............    44,900         194,866
 *GTSI Corp.............................    86,700         712,674
 Guaranty Bancshares, Inc...............     1,600          25,392
 Guaranty Federal Bancshares, Inc.......    17,100         272,728
 Guaranty Financial Corp................    15,000         217,785
 *Guess, Inc............................    86,800         440,076
 *Guilford Mills, Inc...................     4,290          28,528
 *Guilford Pharmaceuticals, Inc.........   116,653         650,924
 *Guitar Center, Inc....................    83,000       1,987,850
 *Gulf Island Fabrication, Inc..........    88,600       1,531,894
 *Gulfmark Offshore, Inc................   128,600       2,326,503
 *Gundle/SLT Environmental, Inc.........   129,600       1,944,000
 *Gymboree Corp.........................   225,300       3,852,630
 *Ha-Lo Industries, Inc.................     8,600               8
 *Haemonetics Corp......................    97,700       1,763,485
                                           SHARES       VALUE+
                                           ------       ------
 Haggar Corp............................    60,700  $      688,945
 *Hain Celestial Group, Inc.............    53,200         919,296
 *Halifax Corp..........................     8,650          30,448
 *Hall Kinion Associates, Inc...........    69,800         182,876
 *Hallwood Group, Inc...................     2,653          42,448
 *Hammons (John Q.) Hotels, Inc.
   Class A..............................    49,800         246,510
 *Hampshire Group, Ltd..................     4,900         139,405
 Hancock Fabrics, Inc...................   187,700       2,717,896
 *Handleman Co..........................    97,600       1,780,224
 *Hanger Orthopedic Group, Inc..........   174,800       1,963,004
 Hanmi Financial Corp...................    19,000         330,790
 Hardinge, Inc..........................    83,800         622,634
 Harleysville National Corp.............    17,005         478,181
 *Harmonic, Inc.........................   198,540         937,109
 *Harolds Stores, Inc...................    41,537          48,806
 *Harris Interactive, Inc...............   256,500       1,274,805
 Harrodsburg First Financial Bancorp,
   Inc..................................     3,700          60,754
 *Hartmarx Corp.........................   295,600         697,616
 *Harvard Bioscience, Inc...............   114,100         424,452
 *Harvest Natural Resources, Inc........   508,300       3,024,385
 *Hastings Entertainment, Inc...........    77,600         243,664
 *Hastings Manufacturing Co.............    13,700          83,570
 *Hauppauge Digital, Inc................    95,000         208,050
 *Hauser, Inc...........................    20,275             405
 Haverty Furniture Co., Inc.............    40,000         618,000
 Haverty Furniture Co., Inc. Class A....    12,000         186,000
 *Hawaiian Holdings, Inc................   598,981         431,266
 *Hawk Corp.............................    64,400         230,552
 Hawkins, Inc...........................    92,785         953,830
 *Hawthorne Financial Corp..............    44,200       1,357,824
 *Headwaters, Inc.......................   106,800       2,028,132
 *Headway Corporate Resources, Inc......    62,100           8,694
 *HealthAxis, Inc.......................    57,100          22,269
 *Healthcare Services Group, Inc........   110,500       1,541,475
 *Healthcor Holdings, Inc...............    30,000               3
 *HealthExtras, Inc.....................   104,950         662,234
 *HealthStream, Inc.....................    14,400          21,960
 *Hecla Mining Co.......................    42,500         175,950
 *Hector Communications Corp............    24,700         338,390
 *HEI, Inc..............................    24,700          61,750
 Heico Corp.............................    69,600         640,320
 Heico Corp. Class A....................    40,205         278,219
 *Heidrick & Struggles International,
   Inc..................................    69,035         985,820
 Helix Technology Corp..................   127,300       1,717,277
 *#Hemispherx Biopharma, Inc............   216,400         595,100
 *Heritage Commerce Corp................     6,900          82,110
 Heritage Financial Corp................    84,400       1,915,880
 *Herley Industries, Inc................   101,850       1,599,045
 *Hexcel Corp...........................   158,100         521,730
 HF Financial Corp......................    27,200         523,600
 *Hi-Shear Technology Corp..............    45,350         102,037
 *#Hi-Tech Pharmacal, Inc...............    57,150       1,932,870
 *Hibbett Sporting Goods, Inc...........    70,050       2,042,658
 Hickory Tech Corp......................    12,800         123,648
 *Hines Horticulture, Inc...............   195,800         360,272
 Hingham Institution for Savings........     5,350         184,628
 *Hirsch International Corp. Class A....     4,550           3,412
 *HMI Industries, Inc...................    84,200          65,676
 HMN Financial, Inc.....................    33,000         623,700
 *HMS Holdings Corp.....................   167,500         448,900

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Hoenig Group Escrow...................    61,000  $       14,030
 *Holiday RV Superstores, Inc...........     5,910           1,832
 *#Hollis-Eden Pharmaceuticals, Inc.....   125,900       1,392,454
 Holly Corp.............................   123,600       3,599,232
 *Hollywood Media Corp..................    81,700          97,223
 *Hologic, Inc..........................   204,100       2,551,250
 Home Federal Bancorp...................    37,400         990,726
 *Home Products International, Inc......    64,400         148,764
 *Homegold Financial, Inc...............    13,800             173
 Hooper Holmes, Inc.....................   264,100       1,716,650
 HopFed Bancorp, Inc....................     4,500          72,878
 Horizon Financial Corp.................    84,960       1,422,230
 *Horizon Health Corp...................    47,775         812,175
 *Horizon Offshore, Inc.................   144,600         730,230
 *Horizon Organic Holding Corp..........    92,800       1,400,352
 *#House2Home, Inc......................    26,000             131
 *HPSC, Inc.............................    68,800         622,640
 *Hub Group, Inc. Class A...............    52,900         449,650
 Hudson River Bancorp, Inc..............    51,752       1,306,686
 *Hudson Technologies, Inc..............    32,100          81,855
 *Huffy Corp............................    96,300         598,986
 Humboldt Bancorp.......................    31,725         425,432
 *Hurco Companies, Inc..................    48,800         136,640
 Hurry, Inc.............................     1,600              92
 *Huttig Building Products, Inc.........    18,200          46,046
 *Hycor Biomedical, Inc.................    83,216         345,346
 *Hydril Co.............................    10,400         285,896
 *Hypercom Corp.........................   178,600         794,770
 *HyperFeed Technologies, Inc...........   107,300         104,081
 *I-many, Inc...........................   184,300         272,764
 *I-Sector Corporation..................    32,000          62,400
 *I-Stat Corp...........................   104,300         899,066
 Iberiabank Corp........................    55,800       2,723,040
 *Ibis Technology Corp..................    35,100         219,726
 *icad, Inc.............................    37,500          65,625
 *Ico, Inc..............................   165,818         230,487
 *ICT Group, Inc........................    91,700       1,064,637
 *ICU Medical, Inc......................   102,525       3,168,023
 *Identix, Inc..........................   319,157       2,020,264
 *iDine Rewards Network, Inc............   130,650       1,403,181
 *IDT Corp..............................    98,000       1,572,900
 *IDX Systems Corp......................   110,849       1,904,386
 *iGate Capital Corp....................   346,700       1,265,455
 *IGI, Inc..............................    16,400          21,156
 *Igo Escrow Share......................    11,200               0
 IHOP Corp..............................    28,700         878,220
 *II-VI, Inc............................   114,052       2,413,340
 *ILEX Oncology, Inc....................   134,500       2,205,800
 *Illumina, Inc.........................   120,900         418,314
 *Image Entertainment, Inc..............   174,300         324,198
 *ImageWare Systems, Inc................     7,700          15,708
 *iManage, Inc..........................    93,650         379,283
 *IMCO Recycling, Inc...................   135,800         989,982
 *Immersion Corp........................    20,900          32,395
 *Immucor, Inc..........................   173,700       3,717,180
 *ImmunoGen, Inc........................   110,797         447,620
 *Immunomedics, Inc.....................   189,200       1,320,616
 *Impath, Inc...........................    70,200       1,123,902
 *Impax Laboratoroes, Inc...............   182,057       1,551,126
 *Impco Technologies, Inc...............    52,600         189,307
 *Imperial Credit Industries, Inc.......   246,900             988
 *Imperial Sugar Co.....................       617           5,238
 *#Imperial Sugar Company...............    74,200               0
                                           SHARES       VALUE+
                                           ------       ------
 *Implant Sciences Corp.................    30,100  $      108,360
 *Impreso, Inc..........................    31,500          65,835
 *Incyte Genomics, Inc..................   182,387         924,520
 Independence Holding Co................    17,180         363,512
 Independent Bank Corp. MA..............   130,500       2,822,715
 Independent Bank Corp. MI..............   184,365       4,747,399
 *Indevus Pharmaceuticals, Inc..........   171,344         910,008
 *Index Development Partners, Inc.......    53,900           6,738
 *Indus International, Inc..............   159,700         271,490
 *Industrial Distribution Group, Inc....    81,400         243,386
 *Inet Technologies, Inc................   132,788       1,192,436
 *Infinity, Inc.........................    31,152         192,831
 *Infocrossing, Inc.....................    53,200         353,780
 *InFocus Corp..........................   163,346         896,770
 *Informatica Corp......................    38,863         272,041
 *#Information Architects Corp..........    13,040          17,604
 *Information Holdings, Inc.............    55,820         943,358
 *Information Resources, Inc............   156,300         529,857
 *Inforte Corp..........................    33,900         259,335
 *InfoSpace, Inc........................    62,654         914,748
 *infoUSA, Inc..........................   129,913         757,393
 Ingles Market, Inc. Class A............    39,900         389,025
 *Inkine Pharmaceutical Co., Inc........     9,500          28,405
 *Innodata Corp.........................    39,296          39,689
 *Innotrac Corp.........................   157,300         943,800
 *Innovative Clinical Solutions, Ltd....     1,310              10
 *#Innovative Gaming Corp...............     4,105             821
 *Innovative Solutions & Support, Inc...    23,900         207,691
 *Innovex, Inc..........................   130,800       1,387,788
 *Input/Output, Inc.....................   229,000         993,860
 *Insight Enterprises, Inc..............    91,822         802,524
 *Insightful Corp.......................    40,100          51,729
 *Insignia Financial Group, Inc.........   177,300       1,960,938
 *Insignia Systems, Inc.................    23,350         137,765
 *Insite Vision, Inc....................   186,200          98,686
 *Insituform East, Inc..................    20,200           6,464
 *Insituform Technologies, Inc.
   Class A..............................   101,291       1,635,850
 *Insmed, Inc...........................    12,300          29,151
 *Inspire Pharmaceuticals, Inc..........   123,600       1,510,392
 *Insteel Industries, Inc...............    66,244          44,715
 *Insurance Auto Auctions, Inc..........   106,300       1,394,656
 *Insurance Management Solutions,
   Inc..................................   103,000         333,720
 *InsWeb Corp...........................    12,966          59,644
 Integra Bank Corp......................    57,870         995,364
 *Integra, Inc..........................    37,500             103
 *Integral Systems, Inc.................   119,500       2,332,640
 *Integral Vision, Inc..................    38,300           6,128
 *IntegraMed America, Inc...............    19,600         112,308
 *Integrated Electrical Services,
   Inc..................................   165,400       1,141,260
 *Integrated Information Systems, Inc...     5,020           2,661
 *Integrated Silicon Solution, Inc......   103,600         542,864
 *Integrity Media, Inc..................     6,400          31,360
 *#Intelli-Check, Inc...................    21,200         153,912
 *Intellidata Technologies Corp.........   207,700         569,098
 *Intelligent Systems Corp..............    38,100          66,675
 *Intelligroup, Inc.....................   116,800         192,720
 Inter Parfums, Inc.....................   168,600       1,230,780
 *Interactive Intelligence, Inc.........    33,900         108,480
 *InterCept Group, Inc..................    77,538         558,274
 Interchange Financial Services Corp....    74,265       1,414,748
 *InterDent, Inc........................    16,483             659
 *Interep National Radio Sales, Inc.....    18,000          34,380

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Interface, Inc. Class A................   148,606  $      533,496
 *Interferon Scientific, Inc............    13,480           1,078
 *Interland, Inc........................     2,000           2,380
 *Interlink Electronics, Inc............    82,000         437,880
 *Interlott Technologies, Inc...........    40,200         357,780
 *Intermagnetics General Corp...........   162,915       2,637,594
 Intermet Corp..........................   244,800         893,520
 International Aluminum Corp............    18,500         407,000
 *International Microcomputer Software,
   Inc..................................     4,200           2,730
 *International Multifoods Corp.........    72,300       1,460,460
 *International Remote Imaging Systems,
   Inc..................................    35,350         104,283
 *International Shipholding Corp........    51,200         438,272
 *International Total Services, Inc.....    46,000             184
 *Internet America, Inc.................     1,400             462
 *Internet Commerce Corp................    13,900          19,043
 *Internet Pictures Corp................     2,000           6,360
 *Interphase Corp.......................    63,400         393,080
 Interpool, Inc.........................   112,600       1,835,380
 *Interpore International, Inc..........   244,500       2,613,705
 *#Interspeed, Inc......................     1,600               9
 Interstate Bakeries Corp...............    99,700       1,294,106
 *Interstate Hotels & Resorts, Inc......    64,450         311,294
 Inter-Tel, Inc.........................    95,200       1,743,112
 *Intervisual Books, Inc. Class A.......     4,700           2,350
 *Intervoice, Inc.......................    47,302         174,071
 *Interwoven, Inc.......................    53,600         117,920
 *Intest Corp...........................    29,200         152,366
 *Intevac, Inc..........................   109,700         570,440
 *Intrado, Inc..........................   109,900       1,486,947
 *Intraware, Inc........................     4,500           5,895
 *Introgen Therapeutics, Inc............    17,700          59,295
 *Intrusion, Inc........................    83,300          39,984
 *INVESTools, Inc.......................    61,250          12,250
 Investors Title Co.....................    19,800         584,100
 *#Invision Technologies, Inc...........   109,000       2,577,850
 *Invivo Corp...........................    51,500         834,300
 *Iomed, Inc............................    24,400          35,380
 *Iomega Corp...........................    53,000         566,570
 *Ion Networks, Inc.....................    36,500           2,464
 *Ionics, Inc...........................    67,100       1,419,165
 *Iridex Corp...........................    56,300         185,790
 Irwin Financial Corp...................    36,000         886,680
 Isco, Inc..............................    98,241         726,983
 *Isis Pharmaceuticals, Inc.............   107,200         686,080
 *Isle of Capri Casinos, Inc............   155,200       2,047,088
 *ITLA Capital Corp.....................    51,800       1,921,262
 *Itron, Inc............................   154,100       3,350,134
 *ITXC Corp.............................    65,400         134,070
 *Ixia..................................   217,966       1,353,569
 *IXYS Corp.............................   126,856         917,169
 *J & J Snack Foods Corp................    85,500       2,691,540
 *J Net Enterprises, Inc................    75,975          91,170
 *J. Alexander's Corp...................   115,100         371,773
 *J. Jill Group, Inc....................   168,450       2,557,071
 *#j2 Global Communication, Inc.........    83,438       3,082,200
 Jacksonville Bancorp, Inc..............    14,500         436,305
 *Jaclyn, Inc...........................    20,027          56,777
 *Jaco Electronics, Inc.................    63,409         253,638
 *Jakks Pacific, Inc....................    95,170       1,349,511
 *Jarden Corp...........................   107,400       3,136,080
 *JDA Software Group, Inc...............   109,311       1,337,967
                                           SHARES       VALUE+
                                           ------       ------
 *Jennifer Convertibles, Inc............    41,000  $      172,200
 JLG Industries, Inc....................   167,700       1,247,688
 *JLM Industries, Inc...................    58,400          59,568
 *JMAR Industries, Inc..................   189,000         241,920
 *JNI Corp..............................   106,478         520,677
 *Johnson Outdoors, Inc.................    52,800         652,397
 *Jones Lang LaSalle, Inc...............    42,550         712,713
 *Jos. A. Bank Clothiers, Inc...........    58,700       1,537,940
 *Joule, Inc............................    41,500          43,575
 *Joy Global, Inc.......................     1,600          21,568
 *JPS Industries, Inc...................    24,500          26,705
 *Jupitermedia Corp.....................    20,700          66,240
 K Swiss, Inc. Class A..................   145,600       5,001,360
 *#K-Tel International, Inc.............    84,500           4,225
 *K-Tron International, Inc.............    61,300         914,290
 *K2, Inc...............................   271,267       2,612,301
 *Kadant, Inc...........................    52,700         924,885
 Kaman Corp. Class A....................    84,100         841,000
 Kankakee Bancorp, Inc..................     1,500          65,250
 *Katy Industries, Inc..................    76,100         331,035
 *KBK Capital Corp......................    18,200          13,650
 *KCS Energy, Inc.......................   164,700         797,148
 *Keith Companies, Inc..................    11,400         113,544
 Keithley Instruments, Inc..............    22,500         308,250
 *Kellstrom Industries, Inc.............   110,400             718
 *Kendle International, Inc.............    98,600         492,014
 *Kennedy-Wilson, Inc...................    76,700         322,140
 *Kensey Nash Corp......................   133,000       2,839,550
 *Kent Financial Services, Inc..........    25,356          98,888
 *Kentucky Electric Steel, Inc..........    19,800           1,089
 Kentucky First Bancorp, Inc............     4,500          79,875
 *#Keravision, Inc......................   191,200             239
 Kewaunee Scientific Corp...............    19,400         161,777
 *Key Technology, Inc...................    36,000         373,320
 *Key Tronic Corp.......................    96,600         175,812
 *Keynote Systems, Inc..................    64,500         614,040
 *Keystone Automotive Industries, Inc...   147,100       2,749,152
 *#Keystone Consolidated Industries,
   Inc..................................    11,000           4,400
 *Kforce, Inc...........................   113,958         418,226
 *KFX, Inc..............................   161,800         639,110
 *Kinark Corp...........................    56,500          80,230
 *Kindred Healthcare, Inc...............    39,300         772,638
 *Kirby Corp............................     3,200          88,000
 *Kirklands, Inc........................    59,700         895,500
 *Kit Manufacturing Co..................     7,800               8
 Klamath First Bancorp, Inc.............    67,500       1,174,500
 Knape & Vogt Manufacturing Co..........    27,688         289,340
 *Knight Trading Group, Inc.............    19,800         123,948
 *Koala Corp............................    90,800          15,890
 *Kontron Mobile Computing, Inc.........     4,000           1,580
 *Kopin Corp............................   236,713       1,273,516
 *Korn/Ferry International..............   176,100       1,412,322
 *#Kos Pharmaceuticals, Inc.............    79,300       1,931,748
 *Kosan Biosciences, Inc................    49,707         359,879
 Koss Corp..............................    84,000       1,308,300
 *#Krause's Furniture, Inc..............    23,000              21
 *Kulicke & Soffa Industries, Inc.......   193,366       1,218,206
 *KVH Industries, Inc...................    74,000       1,616,160
 *La Jolla Pharmceutical Co.............   167,300         659,162
 *LaBarge, Inc..........................   216,750         693,600
 *LabOne, Inc...........................    86,550       1,746,579
 *Labor Ready, Inc......................   185,800       1,207,700

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Laclede Group, Inc.....................    39,100  $    1,016,600
 *LaCrosse Footwear, Inc................    20,400          54,570
 *Ladish Co., Inc.......................   117,400         657,440
 #Lakeland Bancorp, Inc.................    10,715         171,547
 *Lakeland Industries, Inc..............    21,890         213,428
 *Lakes Entertainment, Inc..............    74,400         578,758
 *Lamson & Sessions Co..................   145,900         656,550
 Lance, Inc.............................   111,421       1,045,129
 *Lancer Corp...........................    94,525         615,358
 Landauer, Inc..........................    87,500       3,622,500
 *Landec Corp...........................   141,000         473,760
 Landry's Restaurants, Inc..............   183,500       3,881,025
 *#Lannet Co., Inc......................    74,750       1,293,175
 *Lantronix, Inc........................    15,000          10,050
 *Larscom, Inc..........................    77,700          54,390
 *Laser Pacific Media Corp..............    41,000          92,660
 *Laserscope............................    54,950         411,026
 *Lason, Inc............................   104,200             104
 *Latitude Communications, Inc..........    83,500         156,980
 Lawson Products, Inc...................     4,900         122,990
 *Lawson Software, Inc..................    40,500         206,145
 *Layne Christensen Co..................   160,400       1,235,080
 *Lazare Kaplan International, Inc......    67,400         380,810
 *LCA-Vision, Inc.......................    40,758         325,656
 *LCC International, Inc. Class A.......    52,900         142,301
 *Learning Tree International, Inc......    67,802       1,053,643
 *Lecroy Corp...........................    85,600         731,024
 *Lectec Corp...........................    25,637           8,588
 Leesport Financial Corp................       525          10,028
 *Legato Systems, Inc...................    34,426         261,293
 *LendingTree, Inc......................    86,128       2,019,702
 *Lesco, Inc............................    93,100       1,025,962
 *#Level 8 Systems, Inc.................    33,700           9,099
 *Lexar Media, Inc......................   205,303       1,513,083
 *Lexent, Inc...........................    36,900          46,125
 *Lexicon Genetics, Inc.................   171,109         975,321
 Libbey, Inc............................    53,400       1,148,100
 *Liberate Technologies, Inc............    47,200         123,664
 Liberty Homes, Inc. Class A............       200             990
 *Lifecell Corp.........................   108,800         391,571
 *Lifecore Biomedical, Inc..............   122,900         550,592
 *Lifeline Systems, Inc.................    37,000       1,003,440
 Lifetime Hoan Corp.....................    89,052         658,896
 *#Ligand Pharmaceuticals, Inc.
   Class B..............................    90,388       1,149,735
 *Lightbridge, Inc......................   105,880         851,275
 *Lightning Rod Software, Inc...........     2,180             763
 *LightPath Technologies, Inc...........     8,650          22,144
 *Lillian Vernon Corp...................    79,500         569,220
 Lindsay Manufacturer Co................    42,500         863,600
 *Lionbridge Technologies, Inc..........    31,886         126,269
 *Lipid Sciences, Inc...................    58,300          69,377
 Liquid Audio, Inc......................    64,600          21,964
 *Lithia Motors, Inc. Class A...........    71,600       1,142,020
 *Littlefuse, Inc.......................    82,800       1,777,716
 LLX Resorts, Inc.......................    15,900         124,656
 *LMI Aerospace, Inc....................     3,700           6,697
 *LNB Bancorp, Inc......................       400           8,864
 *Local Financial Corp..................     2,800          42,504
 *Lodgenet Entertainment Corp...........    92,900       1,058,131
 *Lodgian, Inc..........................     1,496           5,101
 *Logic Devices, Inc....................    45,800          55,418
 *LogicVision, Inc......................    43,800         108,186
 *Logility, Inc.........................   135,600         615,488
                                           SHARES       VALUE+
                                           ------       ------
 *Lojack Corp...........................   155,400  $      769,230
 Lone Star Steakhouse & Saloon, Inc.....    80,762       1,849,450
 Longview Fibre Co......................   190,500       1,619,250
 *LookSmart, Ltd........................    75,933         179,202
 *Lowrance Electronics, Inc.............     2,800          23,828
 LSB Bancshares, Inc. NC................    35,571         599,371
 LSB Corp...............................    16,200         218,700
 LSI Industries, Inc....................   213,304       2,536,185
 *LTX Corp..............................   167,350       1,641,704
 *Luby's, Inc...........................   142,350         260,501
 Lufkin Industries, Inc.................    46,100       1,106,400
 *Luminex Corp..........................   108,145         631,567
 *Lydall, Inc...........................   141,300       1,285,830
 *Lynch Corp............................    29,600         216,080
 *Lynch Interactive Corp................    59,200       1,296,480
 *M & F Worldwide Corp..................   171,400       1,311,210
 *M-Wave, Inc...........................     3,000           1,380
 *M.H. Meyerson & Co., Inc..............    72,600         151,734
 M/I Schottenstein Homes, Inc...........   127,200       5,164,320
 *Mace Security International, Inc......    26,700          34,977
 *Mac-Gray Corp.........................   116,500         443,865
 *Mackie Designs, Inc...................   112,900         124,190
 *Madden (Steven), Ltd..................   128,000       2,566,400
 *Made2Manage Systems, Inc..............    41,600         165,984
 *#Magic Lantern Group, Inc.............    11,700          10,530
 *Magma Design Automation, Inc..........    71,517       1,237,316
 *Magna Entertainment Corp..............    16,500          71,775
 *Magnetek, Inc.........................   101,500         228,375
 *Magnum Hunter Resources, Inc..........   262,300       1,888,560
 *#MAI Systems Corp.....................    19,807           3,565
 *MAII Holdings, Inc....................    36,200          11,765
 *Mail-Well, Inc........................    93,800         275,772
 *Main Street & Main, Inc...............    90,625         154,063
 Maine Public Service Co................    29,300         881,930
 *Major Automotive Companies, Inc.......     3,350           2,848
 *Management Network Group, Inc.........    23,000          46,460
 *Manatron, Inc.........................       115             953
 *Manchester Technologies, Inc..........    84,000         162,120
 Manitowoc Co., Inc.....................    64,600       1,317,840
 *Mannatech, Inc........................     5,200          17,160
 *Manning (Greg) Auctions, Inc..........    50,600         126,500
 *Manufacturers' Services Ltd...........   122,100         539,682
 *Manugistic Group, Inc.................    63,300         304,473
 *Mapics, Inc...........................   220,279       1,500,100
 *Mapinfo Corp..........................    71,950         447,529
 *Marimba, Inc..........................    22,800          68,856
 Marine Products Corp...................    45,780         489,846
 *MarineMax, Inc........................    39,350         445,836
 *Marisa Christina, Inc.................    69,200         100,340
 Maritrans, Inc.........................    47,700         751,275
 *MarketWatch.com, Inc..................    72,100         580,333
 *MarkWest Hydrocarbon, Inc.............    61,100         418,535
 *Marlton Technologies, Inc.............    53,100          18,585
 Marsh Supermarkets, Inc. Class A.......    17,700         210,630
 Marsh Supermarkets, Inc. Class B.......    29,800         352,504
 *Marten Transport, Ltd.................    52,800       1,192,224
 *Martha Stewart Living Omnimedia,
   Ltd..................................    69,800         762,914
 MASSBANK Corp..........................    31,399         990,952
 *Mastec, Inc...........................    92,100         433,791
 *Material Sciences Corp................   134,000       1,238,160
 *Matria Healthcare, Inc................    90,875       1,241,353
 *Matritech, Inc........................   257,800         667,702

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Matrix Bancorp, Inc...................    29,500  $      284,675
 *Matrix Service Co.....................    81,600       1,224,000
 *MatrixOne, Inc........................   228,600       1,191,006
 *#Matrixx Initiatives, Inc.............    97,300         669,424
 *Mattson Technology, Inc...............   115,560         420,638
 *Maui Land & Pineapple Company, Inc....    35,500         658,525
 *Max & Ermas Restaurants, Inc..........    20,844         307,449
 *Maxco, Inc............................    18,800          51,700
 *Maxcor Financial Group, Inc...........    20,628         185,446
 *Maxicare Health Plans, Inc............    25,160             252
 *Maxim Pharmaceuticals, Inc............    52,534         222,219
 *Maximus, Inc..........................    72,800       1,948,128
 *Maxwell Shoe Company, Inc.............   123,750       1,644,638
 *Maxwell Technologies, Inc.............   100,192         640,227
 *Maxxam, Inc...........................    20,500         262,400
 *Maxygen, Inc..........................   109,169       1,210,684
 Mayflower Co-Operative Bank
   Middleboro...........................       300           5,280
 *Mayor's Jewelers, Inc.................   177,200          38,098
 *Mays (J.W.), Inc......................     2,700          34,628
 McGrath Rent Corp......................    76,200       1,973,580
 *MCK Communications, Inc...............    53,600         116,848
 *McMoran Exploration Co................    64,700         821,690
 McRae Industries, Inc. Class A.........     9,100          61,334
 *#MCSI, Inc............................    34,600           6,315
 *Meade Instruments Corp................    83,200         237,952
 *Meadow Valley Corp....................    22,900          26,908
 *Meadowbrook Insurance Group, Inc......    71,100         213,300
 *#Measurement Specialties, Inc.........    78,500         349,325
 *Medarex, Inc..........................   114,893         749,102
 *MedCath Corp..........................     2,000          11,340
 *#Med-Design Corp......................    47,500         220,875
 *Media 100, Inc........................    59,500          89,250
 *#Media Arts Group, Inc................   135,100         310,730
 *MediaBay, Inc.........................    59,700          46,566
 *Medialink Worldwide, Inc..............    49,800         164,340
 *Medical Action Industries, Inc........    95,300       1,280,832
 *Medicore, Inc.........................    45,000          60,300
 *Medstone International, Inc...........    40,700         132,275
 *MEDTOX Scientific, Inc................    21,581         127,112
 *Memberworks, Inc......................    48,600       1,069,200
 Mercantile Bank Corp...................     2,200          56,672
 *Mercator Software, Inc................    12,000          20,760
 Merchants Bancshares, Inc..............    47,100       1,125,219
 Merchants Group, Inc...................    15,700         329,700
 *Mercury Air Group, Inc................    67,015         260,018
 *Mercury Computer Systems, Inc.........    33,000         726,000
 Meridian Bioscience, Inc...............   150,000       1,380,000
 *Meridian Resource Corp................   195,172         538,675
 *Merisel, Inc..........................         5              19
 *Merit Medical Systems, Inc............   114,922       2,129,505
 *Meritage Corp.........................     5,700         268,926
 *Merix Corp............................    77,500         445,625
 *Merrimac Industries, Inc..............    14,265          45,648
 *Mesa Air Group, Inc...................   364,000       2,249,520
 *Mesa Labs, Inc........................    27,900         194,324
 *Mesaba Holdings, Inc..................    73,759         435,916
 *Mestek, Inc...........................   115,750       2,130,958
 *Meta Group, Inc.......................   104,600         376,560
 *MetaSolv, Inc.........................   168,900         283,752
 *Metatec International, Inc............    52,300          10,460
 Methode Electronics, Inc. Class A......    73,100         811,410
                                           SHARES       VALUE+
                                           ------       ------
 Met-Pro Corp...........................   148,665  $    2,116,990
 #Metris Companies, Inc.................   113,000         575,170
 *Metro One Telecommunications, Inc.....    90,200         487,982
 *Metrocall, Inc........................   234,163               0
 MetroCorp. Bancshares, Inc.............    23,000         317,400
 *Metrologic Instruments, Inc...........    55,300       1,526,280
 MFB Corp...............................     8,500         220,405
 *MFRI, Inc.............................    31,800          63,600
 MGE Energy, Inc........................    23,300         730,432
 *MGI Pharma, Inc.......................   116,300       2,341,119
 MGP Ingredients, Inc...................    76,800         568,266
 *Michael Anthony Jewelers, Inc.........    64,100         130,444
 *Micro Component Technology, Inc.......   118,032          46,032
 *Micro Linear Corp.....................   109,300         284,180
 MicroFinancial, Inc....................    25,900          45,325
 *Micromuse, Inc........................   173,337       1,644,968
 *Micros Systems, Inc...................    67,745       2,009,994
 *Micros to Mainframes, Inc.............    44,200          27,404
 *Microsemi Corp........................   112,816       1,495,940
 *MicroStrategy, Inc....................    31,100       1,060,510
 *Microtek Medical Holdings, Inc........   375,445         863,524
 *Micro-Therapeutics, Inc...............   101,900         417,790
 *Microtune, Inc........................    45,600         132,240
 *Microvision, Inc......................    69,254         363,514
 *Midas, Inc............................    99,400         867,762
 *Middleby Corp.........................   103,000       1,170,080
 Middlesex Water Co.....................    42,000         981,960
 Midland Co.............................    88,200       1,984,500
 Mid-State Bancshares...................    81,004       1,641,141
 *#Midway Games, Inc....................   181,200         639,636
 Midwest Banc Holdings, Inc.............    19,050         373,380
 *Midwest Express Holdings, Inc.........    64,600         195,092
 *Mikohn Gaming Corp....................    50,150         222,666
 Milacron, Inc..........................   139,500         647,280
 *Millennium Cell, Inc..................    92,400         159,852
 *Miller Industries, Inc................    32,700          97,773
 *Millerbuilding Systems Escrow Shares..    72,800          21,840
 *Miltope Group, Inc....................    44,000         143,880
 *MIM Corp..............................   118,800         813,780
 *Minorplanet Systems USA, Inc..........    43,580          29,634
 Minuteman International, Inc...........    15,400         127,204
 *MIPS Technologies, Inc................    34,100          95,480
 *Misonix, Inc..........................    36,400         147,420
 *Mission Resources Corp................   109,700          80,081
 *Mississippi Chemical Corp.............   113,529          15,894
 *Mitcham Industries, Inc...............    94,300         160,310
 *Mitek Systems, Inc....................    22,300          23,861
 *Mity Enterprises, Inc.................    41,150         442,980
 *MKTG Services, Inc....................       452             988
 *Mobile Mini, Inc......................    55,700       1,031,564
 *Mobius Management Systems, Inc........   182,000       1,632,540
 Mocon, Inc.............................    73,475         573,032
 *Modem Media, Inc......................     3,800          11,400
 *Mod-Pac Corp..........................    18,340          91,700
 *Mod-Pac Corp. Class B.................     6,877          34,385
 *Modtech Holdings, Inc.................   106,312         979,134
 *Moldflow Corp.........................    36,994         334,796
 *Molecular Devices Corp................    58,766         990,207
 *Monaco Coach Corp.....................   110,000       1,617,000
 *Monarch Casino and Resort, Inc........    83,400         710,568
 *Mondavi (Robert) Corp. Class A........    37,500         961,350
 *Monolithic System Technology, Inc.....    42,867         354,081
 *Monro Muffler Brake, Inc..............    55,598       1,401,070

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Monterey Bay Bancorp, Inc.............    21,975  $      571,350
 *Monterey Pasta Co.....................   139,100         518,704
 *Moog, Inc. Class A....................    23,850         798,975
 *Moore Handley, Inc....................     1,500           2,850
 *Moore Medical Corp....................    26,600         196,042
 *Morgan Group Holding Co...............    59,200           5,920
 *Morgan's Foods, Inc...................       600           1,287
 *Morton Industrial Group, Inc.
   Class A..............................    22,645           6,794
 *Mossimo, Inc..........................   149,750         579,533
 *Mother's Work, Inc....................    31,000         728,500
 *Motor Car Parts & Accessories, Inc....    24,500          63,210
 Movado Group, Inc......................    97,300       2,235,954
 *#Movie Gallery, Inc...................   255,175       4,756,462
 *MRO Software, Inc.....................   132,300       1,252,881
 *MRV Communications, Inc...............    57,600         131,904
 *MSC Software Corp.....................   150,300       1,020,537
 *#MTI Technology Corp..................     3,300           3,531
 *MTR Gaming Group, Inc.................    36,008         248,095
 MTS Systems Corp.......................   189,148       2,752,103
 Mueller (Paul) Co......................    26,300         999,900
 *Multi Color Corp......................    20,400         431,460
 *Multilink Technology Corp.............    17,970          38,995
 *#Multimedia Games, Inc................    50,400       1,236,312
 *MutualFirst Financial, Inc............     2,000          46,880
 Myers Industries, Inc..................    96,125         951,638
 *Mykrolis Corp.........................    68,500         640,475
 *Myriad Genetics, Inc..................   102,600       1,569,780
 *Nabi Biopharmaceuticals...............   322,686       2,255,575
 Nacco Industries, Inc. Class A.........    20,600       1,191,710
 *Nanogen, Inc..........................    30,600         107,100
 *Nanometrics, Inc......................    60,700         385,384
 *Nanophase Technologies Corp...........   119,400         637,596
 *Napco Security Systems, Inc...........    64,000         529,920
 Nara Bancorp, Inc......................     1,600          27,198
 Nash-Finch Co..........................    91,400       1,226,588
 *Nashua Corp...........................    54,600         489,762
 *Nassda Corp...........................    19,400         127,652
 *#Nastech Pharmaceutical Co., Inc......    71,300         663,090
 *NATCO Group, Inc. Class A.............   192,500       1,387,925
 *Nathans Famous, Inc...................    52,700         184,977
 *National Beverage Corp................   106,900       1,532,946
 *National Dentex Corp..................    27,400         541,150
 *National Equipment Services, Inc......   143,300          15,763
 *National Home Health Care Corp........    24,566         168,277
 *National Medical Health Card Systems,
   Inc..................................     8,600          79,464
 *National Research Corp................    52,200         625,356
 *National RV Holdings, Inc.............   105,450         500,888
 National Security Group, Inc...........    12,600         165,942
 National Service Industries, Inc.......    34,400         336,776
 *National Steel Corp. Class B..........    27,350             602
 *National Technical Systems, Inc.......    84,200         352,714
 *National Western Life Insurance Co.
   Class A..............................     2,600         282,386
 *Natrol, Inc...........................    99,700         189,430
 *Natural Alternatives International,
   Inc..................................    48,800         201,544
 Nature's Sunshine Products, Inc........   161,300       1,380,728
 *Natus Medical, Inc....................     2,500          10,875
 *Nautica Enterprises, Inc..............   130,037       1,371,890
 #Nautilus Group, Inc...................    59,700         775,503
 *Navarre Corp..........................   159,700         338,564
 *Navidec, Inc..........................     3,516           7,032
 *Navigant Consulting, Inc..............   243,400       2,373,150
                                           SHARES       VALUE+
                                           ------       ------
 *Navigant International, Inc...........    96,400  $    1,124,988
 *Navigators Group, Inc.................    28,720         722,595
 NBT Bancorp............................   119,341       2,209,002
 *NCI Building Systems, Inc.............    70,300       1,312,501
 *NCO Portfolio Management, Inc.........     6,941          41,299
 *NCS Healthcare, Inc...................    98,218       1,895,607
 *Neff Corp. Class A....................   160,500           8,828
 *Nektar Therapeutics...................   209,120       2,314,958
 *Nelson (Thomas), Inc..................   129,700       1,504,520
 *#Neoforma, Inc........................    46,501         474,310
 *Neogen Corp...........................    42,900         714,285
 *NeoMagic Corp.........................   168,900         244,905
 *NEON Systems, Inc.....................    14,800          48,707
 *Neopharm, Inc.........................   113,413       1,722,743
 *Neorx Corp............................       200             682
 *Neose Technologies, Inc...............    67,700         750,793
 *#Neoware Systems, Inc.................    10,000         115,500
 *Net Perceptions, Inc..................    13,900          22,518
 *Net2Phone, Inc........................   120,067         617,144
 NetBank, Inc...........................   113,537       1,506,636
 *Netegrity, Inc........................   133,900         814,112
 *Netguru, Inc..........................    46,900          64,206
 *NetManage, Inc........................    49,128          99,239
 *NetObjects, Inc.......................     2,000              25
 *Netopia, Inc..........................    26,600          98,686
 *NetRatings, Inc.......................   132,100       1,187,579
 *Netro Corp............................    75,400         221,676
 *Netscout System, Inc..................   110,200         440,800
 *NetSolve, Inc.........................   232,600       1,642,156
 *Network Equipment Technologies,
   Inc..................................   167,500       1,492,425
 *#Network Plus Corp....................    10,000               8
 *Neurobiological Technologies, Inc.....    14,600          65,408
 *Neurogen Corp.........................    87,400         446,614
 *Nevada Chemicals, Inc.................       400           1,560
 *Nevada Gold & Casinos, Inc............    23,450         192,290
 *New Brunswick Scientific Co., Inc.....    75,600         321,300
 *New Century Equity Holdings Corp......   614,000         221,040
 New England Business Services, Inc.....    87,500       2,361,625
 *New Focus, Inc........................   172,057         636,611
 New Hampshire Thrift BancShares,
   Inc..................................     1,600          35,200
 *New Horizons Worldwide, Inc...........    77,475         345,539
 Newmil Bancorp, Inc....................    44,200       1,006,876
 *Newpark Resources, Inc................   303,600       1,782,132
 *Newport Corp..........................    84,885       1,357,311
 *Newtek Business Services, Inc.........     3,400          16,660
 *Niagara Corp..........................    76,300         188,080
 *NIC, Inc..............................   202,100         450,683
 Nitches, Inc...........................    11,213          73,725
 *NMS Communications Corp...............    52,100          74,190
 *NMT Medical, Inc......................    90,000         328,500
 NN, Inc................................   132,600       1,454,622
 *Nobel Learning Communities, Inc.......    49,600         199,392
 *Nobility Homes, Inc...................    44,000         397,760
 Noble International, Ltd...............    33,700         282,709
 *Noel Group, Inc.......................    43,600             131
 Noland Co..............................       500          23,000
 *Norstan, Inc..........................    94,700         363,648
 *North American Scientific, Inc........    74,300         600,270
 North Central Bancshares, Inc..........    17,500         610,033
 North Pittsburgh Systems, Inc..........    46,425         665,735
 Northeast Bancorp......................    12,600         189,000

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Northeast Pennsylvania Financial
   Corp.................................     3,250  $       50,668
 Northern Technologies International
   Corp.................................    26,400         142,560
 *#Northfield Laboratories, Inc.........   129,200         833,340
 *Northland Cranberries, Inc............    43,700          34,960
 Northrim BanCorp, Inc..................    34,939         566,715
 *Northwest Pipe Co.....................    48,800         593,408
 #Northwestern Corp.....................   121,100         324,548
 *Novadigm, Inc.........................   134,700         319,239
 *#Novamed Eyecare, Inc.................    94,500         132,300
 *Novavax, Inc..........................   203,150         771,970
 *Noven Pharmaceuticals, Inc............    88,100         851,927
 Novitron International, Inc............     5,890          27,683
 *Novoste Corp..........................    63,700         503,867
 *NS Group, Inc.........................   170,000       1,536,800
 *Nstor Technology......................    10,800           4,428
 *#NTELOS, Inc..........................     2,400             120
 *NTN Communications, Inc...............   125,991         268,361
 *Nu Horizons Electronics Corp..........   114,650         697,072
 *#Nucentrix Broadband Networks, Inc....   114,500         172,895
 *NuCo2, Inc............................    71,300         677,350
 *Nuevo Energy Co.......................    85,800       1,355,640
 NUI Corp...............................    61,093         964,658
 *Numerex Corp. Class A.................   103,300         315,065
 *Nutraceutical International Corp......    52,800         458,779
 *Nutramax Products, Inc................    44,000              44
 *Nutrition 21, Inc.....................    20,200           7,676
 *Nuvelo, Inc...........................    83,467         171,942
 *NWH, Inc..............................    14,700         235,200
 *NYFIX, Inc............................   107,898         636,598
 Nymagic, Inc...........................    71,100       1,478,880
 *O'Charleys, Inc.......................   116,775       2,238,577
 *O.I. Corp.............................    25,900         120,694
 Oak Hill Financial, Inc................    12,200         302,438
 *Oak Technology, Inc...................   203,700       1,317,939
 *OAO Technology Solutions, Inc.........   175,400         338,522
 *Obie Media Corp.......................    35,000          66,920
 *Oceaneering International, Inc........     3,100          85,095
 OceanFirst Financial Corp..............    52,600       1,236,679
 *Ocular Sciences, Inc..................    75,476       1,482,349
 *Ocwen Financial Corp..................   160,300         682,878
 *Odd Job Stores, Inc...................    86,200         206,880
 *Offshore Logistics, Inc...............    85,541       1,780,964
 *Oglebay Norton Co.....................    47,100         189,813
 Ohio Art Co............................     3,600          51,300
 *Oil States International, Inc.........     3,300          44,352
 Oil-Dri Corp. of America...............    57,700         620,275
 *Old Dominion Freight Lines, Inc.......    72,400       2,874,280
 *Olympic Steel, Inc....................    73,100         277,780
 OM Group, Inc..........................   111,000       1,606,170
 *Omega Protein Corp....................   175,600         888,536
 *Omnicell, Inc.........................    23,800         167,552
 *#OmniVision Technologies, Inc.........    78,600       2,820,954
 *Omnova Solutions, Inc.................    55,700         243,966
 *Omtool, Ltd...........................    15,385          35,078
 *On Assignment, Inc....................    88,695         297,128
 *ON Semiconductor Corp.................   250,200         678,042
 *On Technology Corp....................   120,400         237,790
 *One Price Clothing Stores, Inc........    22,414          13,448
 Oneida, Ltd............................    50,900         470,825
 *OneSource Information Services, Inc...    11,800          79,414
 *Online Resources Corp.................    56,300         236,460
                                           SHARES       VALUE+
                                           ------       ------
 *Onyx Acceptance Corp..................    63,600  $      318,000
 *Onyx Pharmacueticals, Inc.............   118,800       1,199,880
 *Onyx Software Corp....................   139,546         132,569
 *OPENT Technologies, Inc...............    97,503         975,030
 *Openwave Systems, Inc.................    16,300          39,446
 *Opinion Research Corp.................    27,500         162,278
 *Oplink Communications, Inc............   183,800         264,672
 *Opti, Inc.............................   119,400         181,488
 *Optical Sensors, Inc..................     1,133           3,569
 *OptiCare Health Systems, Inc..........     1,800           1,260
 *OpticNet, Inc.........................    35,550              36
 *Optika, Inc...........................    87,500         122,500
 *Option Care, Inc......................    92,000         952,200
 *OraSure Technologies, Inc.............   147,100       1,087,069
 *Orbit International Corp..............     9,333          56,371
 *ORBIT/FR, Inc.........................    26,800          17,420
 *Orbital Sciences Corp.................   178,300       1,016,310
 *Oregon Steel Mills, Inc...............   199,600         576,844
 Oregon Trail Financial Corp............    21,500         510,625
 *Orleans Homebuilders, Inc.............    93,800         952,070
 *Orphan Medical, Inc...................    84,635         656,852
 *#Orthodontic Centers of America,
   Inc..................................    66,700         530,265
 *Orthologic Corp.......................   304,100       1,125,170
 *#Osage Systems Group, Inc.............       800               1
 Oshkosh B'Gosh, Inc. Class A...........    38,668         972,500
 *#OSI Systems, Inc.....................   104,100       1,604,181
 *Osteotech, Inc........................   161,025       2,249,519
 *Ostex International, Inc..............    23,400          48,204
 Outlook Group Corp.....................    36,800         184,368
 *Overland Storage, Inc.................   107,900       1,887,171
 *Owosso Corp...........................    55,500          15,818
 Oxford Industries, Inc.................    64,200       2,619,360
 *Oxigene, Inc..........................   123,700         481,193
 *Oxis International, Inc...............     8,600           2,838
 *OYO Geospace Corp.....................    19,000         191,900
 *P&F Industries, Inc. Class A..........       600           3,780
 *Pacific Aerospace & Electronics,
   Inc..................................       285             128
 Pacific Crest Capital, Inc.............     6,600         136,356
 *Pacific Mercantile Bancorp............     7,700          77,193
 Pacific Northwest Bancorp..............    54,000       1,884,060
 *Pacific Premier Bancorp, Inc..........    19,920         134,261
 *Packaged Ice, Inc.....................   136,900         462,722
 *Packaging Dynamics Corp...............    32,980         237,456
 *Packeteer, Inc........................   121,200       1,876,176
 *Pac-West Telecomm, Inc................   198,100         130,746
 *Pain Therapeutics, Inc................   103,315         770,730
 *Palatin Technologies, Inc.............     1,937           6,973
 *#Paligent, Inc........................     3,063             337
 *Palm Harbor Homes, Inc................    66,386       1,253,368
 *Palm, Inc.............................    72,200         863,512
 *PAM Transportation Services, Inc......    48,550       1,161,316
 Pamrapo Bancorp, Inc...................    36,400         655,564
 *Panavision, Inc.......................    13,000          84,500
 *Pantry, Inc...........................     9,400          84,976
 *#Papa John's International, Inc.......    68,000       1,684,360
 *Par Technology Corp...................    79,500         403,860
 *Paradyne Networks Corp................    59,325         145,346
 *Paragon Technologies, Inc.............    39,625         393,080
 *Parallel Petroleum Corp...............   156,300         511,101
 *Parexel International Corp............    96,384       1,336,846
 Park Bancorp, Inc......................       800          22,244
 Park Electrochemical Corp..............    77,900       1,409,990
 *Parker Drilling Co....................   136,800         381,672

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *#Parkervision, Inc....................    53,493  $      374,451
 *Park-Ohio Holdings Corp...............   127,225         596,685
 Parkvale Financial Corp................    50,495       1,200,266
 *Parlex Corp...........................    59,700         386,796
 *Parlux Fragrances, Inc................   107,900         402,467
 *#ParthusCeva, Inc.....................    24,400         168,360
 *Pathmark Stores, Inc..................    65,393         471,484
 *Patient Infosystems, Inc..............     4,900             588
 Patrick Industries, Inc................    44,200         287,300
 Patriot Bank Corp......................    66,880       1,262,026
 *Patriot Transportation Holding,
   Inc..................................    31,700         878,090
 *Paula Financial, Inc..................    49,300          62,611
 *Paul-Son Gaming Corp..................    31,800         160,590
 *Paxar Corp............................    33,300         374,292
 *Paxson Communications Corp............   176,200       1,161,158
 *Payless Cashways, Inc.................     2,136               4
 *PC Connection, Inc....................   122,600         913,370
 *PC Mall, Inc..........................    94,300         330,050
 *PC-Tel, Inc...........................    98,700       1,312,710
 *PCD, Inc..............................    41,200             350
 *PDF Solutions, Inc....................    40,555         443,672
 *PDI, Inc..............................    53,984         634,312
 *PEC Solutions, Inc....................    32,303         472,270
 *Pediatric Services of America, Inc....    51,200         299,520
 *Peerless Manufacturing Co.............    18,500         169,460
 *Peerless Systems Corp.................   101,700         185,094
 *Peet's Coffee & Tea, Inc..............    31,650         542,165
 *#Pegasus Communications Corp..........    18,620         462,707
 *Pegasus Solutions, Inc................    96,502       1,369,363
 *Pegasystems, Inc......................   172,400       1,215,420
 *Pemco Aviation Group, Inc.............       250           5,750
 *Pemstar, Inc..........................    76,500         288,405
 Penford Corp...........................    56,400         668,904
 Penn Engineering & Manufacturing Corp.
   Class A..............................    67,200         816,480
 Penn Engineering & Manufacturing Corp.
   Non-Voting...........................   180,000       2,498,400
 *Penn Traffic Co.......................     1,722             456
 *Penn Treaty American Corp.............    68,200         111,848
 Penn Virginia Corp.....................    58,400       2,423,600
 Penn-America Group, Inc................   102,900       1,111,320
 Pennfed Financial Services, Inc........    60,100       1,696,623
 *Penwest Pharmaceuticals Co............   128,900       2,298,287
 Peoples Bancorp, Inc...................       400           8,300
 Peoples Bancorp, Inc...................     2,200          55,704
 Pep Boys - Manny, Moe & Jack...........   113,400       1,194,102
 *Perceptron, Inc.......................    78,050         375,421
 *Performance Technologies, Inc.........   138,975         940,861
 *Pericom Semiconductor Corp............    96,941         901,551
 *Perini Corp...........................    55,200         383,088
 *Perry Ellis International, Inc........    64,100       1,212,131
 *Per-Se Technologies, Inc..............   128,402       1,232,659
 *Pervasive Software, Inc...............   117,200         607,096
 *Petrocorp, Inc........................    37,100         467,831
 *Petroleum Development Corp............   159,300       1,462,374
 PFF Bancorp, Inc.......................    45,400       1,691,604
 *Pfsweb, Inc...........................         1               1
 *Pharmacopeia, Inc.....................    98,200       1,029,136
 *Pharmacyclics, Inc....................    60,000         262,260
 *#Pharmanetics, Inc....................    84,400         506,400
 *PharmChem, Inc........................    41,600          10,816
 *#Pharmos Corp.........................    88,000         103,840
 Phillips-Van Heusen Corp...............   132,400       1,868,164
                                           SHARES       VALUE+
                                           ------       ------
 *Phoenix Gold International, Inc.......    13,500  $       16,875
 *Phoenix Technologies, Ltd.............    90,669         421,611
 *Photo Control Corp....................     1,000           1,520
 *Photoelectron Corp....................    49,200         100,860
 *#PhotoMedex, Inc......................    59,808         122,606
 *Photon Dynamics, Inc..................    62,100       1,539,459
 *Photronics, Inc.......................   121,758       2,050,405
 *#Physiometrix, Inc....................    31,500          51,975
 *Piccadilly Cafeterias, Inc............    94,000          61,100
 *Pico Holdings, Inc....................    83,771       1,169,443
 Pilgrims Pride Corp. Class B...........   107,500         930,950
 Pinnacle Bancshares, Inc...............       700           9,205
 *Pinnacle Entertainment, Inc...........    18,200         110,110
 *Pioneer Drilling Co...................     5,000          25,500
 Pioneer Standard Electronics, Inc......   124,673       1,139,511
 *Pixelworks, Inc.......................   113,400         938,952
 *Pizza Inn, Inc........................    39,700          73,882
 *Plains Resources, Inc.................    73,000         949,000
 *Planar Systems, Inc...................    93,400       1,937,116
 *PlanVista Corp........................   123,000         172,200
 *Plato Learning, Inc...................   101,033         532,444
 *Play By Play Toys and Novelties,
   Inc..................................    57,300             287
 *#Playboy Enterprises, Inc. Class B....    80,480         919,082
 *Playtex Products, Inc.................     7,500          58,350
 *Plexus Corp...........................   113,719       1,364,628
 *#Plug Power, Inc......................   156,315         848,790
 *PLX Technology, Inc...................    69,100         263,271
 *Plymouth Rubber, Inc. Class A.........       900             945
 *Plymouth Rubber, Inc. Class B.........         5               4
 PMA Capital Corp. Class A..............     4,600          42,688
 Pocahontas Bancorp, Inc................    52,000         624,000
 *Point Therapeutics, Inc...............     5,640          13,536
 *Point West Capital Corp...............    25,400              25
 *Point.360.............................    86,800         229,065
 PolyMedica Corp........................    46,964       1,704,793
 *Pomeroy Computer Resource, Inc........   105,149       1,071,468
 Pope & Talbot, Inc.....................    95,200       1,079,568
 *Porta Systems Corp....................    48,090           1,803
 *Possis Medical, Inc...................   161,300       2,751,778
 *Powell Industries, Inc................    53,300         844,805
 *PowerCerv Corp........................    12,633             505
 *Power-One, Inc........................   201,000       1,388,910
 *Powerwave Technologies, Inc...........   144,756       1,006,054
 *Pozen, Inc............................    71,800         451,622
 *PPT Vision, Inc.......................    47,000          35,250
 *PracticeWorks, Inc....................    81,650       1,326,813
 *PRAECIS Pharmaceuticals, Inc..........   106,347         548,751
 *Premier Financial Bancorp.............     6,600          65,347
 *#Premier Laser Systems, Inc.
   Class A..............................    16,400             165
 *#Pre-Paid Legal Services, Inc.........    69,400       1,755,126
 Presidential Life Corp.................   125,600       1,413,000
 *Presstek, Inc.........................   141,800         944,388
 *#PRG-Schultz International, Inc.......    54,276         379,932
 *Pricesmart, Inc.......................     5,400          82,404
 *Prima Energy Corp.....................    75,350       1,721,748
 *Prime Hospitality Corp................   174,500       1,162,170
 *Prime Medical Services, Inc...........   165,700         927,920
 *Primus Knowledge Solutions, Inc.......    39,000          33,150
 *Princeton Review, Inc.................    50,400         298,872
 *Printronix, Inc.......................    67,250         678,553
 *Printware, Inc........................     7,800           9,594
 *Private Business, Inc.................     8,305           4,900
 *ProBusiness Services, Inc.............    60,600         783,558

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Procom Technology, Inc................    19,200  $       10,560
 *Progenics Pharmaceuticals, Inc........    68,600         960,400
 Programmers Paradise, Inc..............    48,500         116,885
 Progress Financial Corp................    58,113         860,654
 *Progress Software Corp................    89,100       1,820,313
 *ProsoftTraining.com...................    25,200           9,828
 *Protection One, Inc...................   121,900         143,842
 *Proton Energy Systems, Inc............   110,611         372,759
 *Provant, Inc..........................    31,500           2,993
 *Provena Foods, Inc....................       200             260
 Providence & Worcester Railroad Co.....    11,000          75,350
 Provident Bancorp, Inc.................    12,800         410,496
 Provident Bankshares Corp..............     4,444         113,900
 Provident Financial Holdings, Inc......    48,600       1,480,356
 *Province Healthcare Co................   185,100       2,026,845
 *Proxim Corp...........................   208,611         315,003
 *#ProxyMed, Inc........................     8,766         102,212
 *PSS World Medical, Inc................   277,800       1,589,016
 Psychemedics Corp......................    49,039         429,582
 *Psychiatric Solutions, Inc............    20,400         200,940
 *PTEK Holdings, Inc....................   264,746       1,336,967
 Pulaski Financial Corp.................    15,200         360,088
 *Puma Technology, Inc..................    40,933         151,452
 *Pure World, Inc.......................    66,630         213,882
 *PW Eagle, Inc.........................    21,900         117,165
 Pyramid Breweries, Inc.................    36,800         121,072
 *Qad, Inc..............................   173,100       1,246,320
 *QEP Co., Inc..........................    15,000         130,050
 *QRS Corp..............................    55,600         261,876
 *QuadraMed Corp........................   185,337         214,991
 Quaker Chemical Corp...................    71,700       1,613,250
 *Quaker City Bancorp, Inc..............    34,945       1,348,877
 Quaker Fabric Corp.....................   147,950         954,278
 *Quality Dining, Inc...................    98,900         207,690
 *Quality Systems, Inc..................    49,600       1,550,000
 Quanex Corp............................    24,300         775,170
 *Quanta Services, Inc..................   146,850         882,569
 *Quantum Fuel Systems Technologies
   Worldwide, Inc.......................    45,200          88,140
 *Questcor Pharmaceuticals, Inc.........   129,800         116,820
 *Quicklogic Corp.......................   159,400         541,960
 *Quicksilver Resources, Inc............     2,500          62,525
 *Quidel Corp...........................   256,200       1,601,250
 *Quigley Corp..........................    55,500         357,975
 *Quipp, Inc............................    14,300         148,005
 Quixote Corp...........................    68,200       1,568,600
 *#Quokka Sports, Inc...................       480               7
 *Quovadx, Inc..........................   113,100         367,575
 *R & B, Inc............................    69,300         703,395
 *Radiant Systems, Inc..................   116,450         815,150
 *Radiologix, Inc.......................   176,100         475,470
 *RadiSys Corp..........................    67,413         717,948
 *Radyne ComStream, Inc.................    71,000         151,940
 *Rag Shops, Inc........................    34,650         119,196
 *Railamerica, Inc......................   184,866       1,403,133
 *Rainbow Rentals, Inc..................    48,300         255,024
 *Rainbow Technologies, Inc.............   145,400       1,234,446
 *Ramsay Youth Services, Inc............    32,522         160,333
 *Ramtron International Corp............   185,100         403,518
 *Range Resources Corp..................   377,500       2,265,000
 Raven Industries, Inc..................   220,950       4,308,525
 *Rayovac Corp..........................   123,300       1,552,347
 *Raytech Corp..........................    40,995         245,560
                                           SHARES       VALUE+
                                           ------       ------
 *RC2 Corp..............................    91,100  $    1,548,700
 *RCM Technologies, Inc.................    91,800         312,120
 *#RCN Corp.............................     4,300           6,665
 *RDO Equipment Co. Class A.............    46,400         276,544
 *Reading International, Inc.
   Class A..............................   142,163         796,113
 *Reading International, Inc.
   Class B..............................    10,140          52,982
 *Recoton Corp..........................    87,900             747
 *#Redhook Ale Brewery, Inc.............    63,100         119,890
 Redwood Empire Bancorp.................    40,500       1,174,500
 *Reeds Jewelers, Inc...................    23,990          32,387
 *Refac.................................     8,519          41,402
 Regal-Beloit Corp......................    63,444       1,272,052
 *Regeneration Technologies, Inc........   100,130       1,126,463
 *Regeneron Pharmaceuticals, Inc........   117,848       1,621,588
 *Regent Communications, Inc............   559,200       3,478,224
 *Register.Com, Inc.....................    99,500         597,000
 *Rehabcare Group, Inc..................    78,700       1,082,125
 *Reliability, Inc......................   113,800         111,524
 *Reliv International, Inc..............    81,261         373,801
 *Relm Wireless Corp....................    47,941          26,368
 *Remec, Inc............................   214,900       1,474,214
 *RemedyTemp, Inc.......................    66,800         716,096
 *Remington Oil & Gas Corp..............   198,160       3,802,690
 *Rentrak Corp..........................   107,200         629,478
 *Rent-Way, Inc.........................   106,900         503,499
 *#Repligen Corp........................   250,400       1,607,568
 *#Reptron Electronics, Inc.............    55,900          25,155
 Republic Bancorp, Inc. Class A.........    35,600         506,944
 Republic Bankshares, Inc...............   110,540       2,581,109
 *Republic First Bancorp, Inc...........    45,468         378,294
 *Res-Care, Inc.........................    77,898         346,646
 *ResortQuest International, Inc........   167,700         679,185
 Resource America, Inc..................   172,380       1,566,934
 *Resources Connection, Inc.............    81,200       1,822,940
 *Restoration Hardware, Inc.............   114,200         571,000
 *Retek, Inc............................   144,200         950,134
 *#Revlon, Inc..........................    92,900         274,055
 *Rex Stores Corp.......................   142,875       1,785,938
 *Rexhall Industries, Inc...............    36,400          79,352
 *RF Monolithics, Inc...................    86,600         263,004
 Richardson Electronics, Ltd............   100,100         905,905
 *Rigel Pharmaceuticals, Inc............    94,800         132,720
 Riggs National Corp....................   102,483       1,521,873
 *Right Management Consultants, Inc.....   158,793       2,062,721
 *Rimage Corp...........................    95,125       1,016,791
 *Rita Medical Systems, Inc.............   116,000         440,800
 *Riverside Group, Inc..................     1,300              46
 *Riverstone Networks, Inc..............     1,900           3,344
 Riverview Bancorp, Inc.................    34,400         602,000
 *Riviera Holdings Corp.................    22,100         113,815
 *Riviera Tool Co.......................     7,000          24,360
 *RMH Teleservices, Inc.................    87,000         354,090
 *Roadhouse Grill, Inc..................    75,670          22,701
 Roanoke Electric Steel Corp............    96,400         723,000
 Robbins & Myers, Inc...................    54,400       1,043,392
 *Robocom Systems, Inc..................     1,100             242
 *Robotic Vision Systems, Inc...........    31,005          15,503
 *Rochester Medical Corp................    48,500         572,300
 Rock of Ages Co........................    32,900         200,032
 *Rockford Corp.........................     1,100           6,864
 Rock-Tenn Co. Class A..................    17,500         250,250
 *Rocky Mountain Chocolate Factory,
   Inc..................................    33,333         258,997

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Rocky Shoes & Boots, Inc..............    34,200  $      307,458
 *Rofin-Sinar Technologies, Inc.........   120,100       1,905,987
 *Rogers Corp...........................    58,300       1,925,066
 *Rogue Wave Software, Inc..............   108,900         261,360
 *Rohn Industries, Inc..................   353,700          56,592
 *Ross Systems, Inc.....................     3,700          50,616
 Roto-Rooter, Inc.......................    37,600       1,467,152
 *Rouge Industries, Inc. Class A........   131,300          60,398
 Royal Bancshares of Pennsylvania
   Class A..............................    15,455         326,564
 #Royal Gold, Inc.......................   163,200       3,309,696
 *Royale Energy, Inc....................    27,243         175,445
 RPC, Inc...............................    76,300         892,710
 *RSA Security, Inc.....................   194,100       2,171,979
 *RTI International Metals, Inc.........    95,300         970,154
 *RTW, Inc..............................    43,450         155,117
 *Rubio's Restaurants, Inc..............    39,000         192,270
 *Rudolph Technologies, Inc.............    62,100         897,966
 *Rural Cellular Corp. Class A..........     4,100           7,257
 *Rural/Metro Corp......................   110,300          98,167
 *Rush Enterprises, Inc. Class A........    54,500         257,785
 *Rush Enterprises, Inc. Class B........    54,500         261,055
 Russell Corp...........................    58,700       1,172,826
 *RWD Technologies, Inc.................   102,000         210,120
 *Ryan's Family Steak Houses, Inc.......   158,900       2,041,865
 Ryerson Tull, Inc......................    77,300         684,105
 *S&K Famous Brands, Inc................    24,600         339,726
 *S1 Corp...............................   263,500       1,106,700
 *Safeguard Scientifics, Inc............    91,600         274,800
 *SafeNet, Inc..........................    51,745       1,439,546
 *Safety Components International,
   Inc..................................     1,180           8,467
 *Saga Communications, Inc. Class A.....    80,941       1,550,020
 *Salem Communications Corp.............    54,345       1,347,756
 *#Salton, Inc..........................    42,500         395,675
 *Samsonite Corp........................     1,479           1,405
 *San Filippo (John B.) & Son, Inc......    62,400         983,424
 *Sanchez Computer Associates, Inc......    56,300         305,709
 Sanders Morris Harris Group, Inc.......    10,050          96,380
 Sanderson Farms, Inc...................   126,100       3,027,661
 Sandy Spring Bancorp, Inc..............    21,400         680,734
 *Sangamo BioSciences, Inc..............   124,900         488,359
 *Sangstat Medical Corp.................   100,500       1,379,865
 *Sapient Corp..........................    15,800          37,288
 *Satcon Technology Corp................    66,000          40,920
 *Saucony, Inc. Class A.................    55,400         639,870
 *Saucony, Inc. Class B.................    58,200         686,760
 Sauer-Danfoss, Inc.....................    26,800         253,260
 *Saxon Capital, Inc....................    60,400       1,034,048
 *SBA Communications Corp...............     7,400          22,496
 *SBE, Inc..............................    34,600          47,748
 *SBS Technologies, Inc.................    83,600         759,924
 *#ScanSoft, Inc........................   270,807       1,570,410
 *ScanSource, Inc.......................    70,600       1,772,060
 Schawk, Inc. Class A...................   168,300       1,775,565
 *Scheid Vineyards, Inc.................    14,500          42,413
 *#Schick Technologies, Inc.............    47,200         332,760
 *Schieb (Earl), Inc....................    71,600         186,160
 *Schlotzskys, Inc......................    65,100         198,555
 *Schmitt Industries, Inc...............    17,800          19,580
 Schnitzer Steel Industries, Inc.
   Class A..............................    56,900       1,940,290
 *Schuff International, Inc.............    53,200          94,430
 Schulman (A.), Inc.....................   110,990       1,901,259
                                           SHARES       VALUE+
                                           ------       ------
 Schweitzer-Maudoit International,
   Inc..................................    68,000  $    1,635,400
 *Sciclone Pharmaceuticals, Inc.........   165,700       1,342,170
 *Scientific Games Corp.................   356,100       2,759,775
 *Scientific Learning Corp..............     1,900           7,695
 *Scientific Technologies, Inc..........    38,400         155,904
 *SCM Microsystems, Inc.................    56,600         257,530
 Scope Industries, Inc..................    16,650       1,231,434
 SCPIE Holdings, Inc....................    19,000         177,650
 *Seabulk International, Inc............     8,400          75,676
 *Seachange International, Inc..........   101,603       1,148,114
 Seacoast Banking Corp..................    66,300       1,176,825
 Seacoast Financial Services Corp.......    78,329       1,597,912
 *Seattle Genetics, Inc.................    27,900         142,011
 *Secom General Corp....................     1,000           1,525
 Second Bancorp, Inc....................    23,200         567,936
 *Secure Computing Corp.................   136,567       1,029,715
 *Security Associates International,
   Inc..................................     4,900             221
 *SED International Holdings, Inc.......     6,350           2,985
 *SeeBeyond Technology Corp.............    66,800         188,376
 *SEEC, Inc.............................    55,300          64,701
 *Segue Software, Inc...................   102,900         254,163
 *Selas Corp. of America................    46,800          71,136
 *Select Comfort Corp...................   117,300       1,882,665
 *Selectica, Inc........................   186,200         601,426
 Selective Insurance Group, Inc.........     2,200          57,662
 #SEMCO Energy, Inc.....................    71,620         515,664
 *Seminis, Inc. Class A.................    17,567          57,093
 *Semitool, Inc.........................   168,100         985,066
 *SEMX Corp.............................    45,500           4,550
 *Seneca Foods Corp. Class A............       200           3,312
 *Seneca Foods Corp. Class B............     6,800         114,580
 *Sensytech, Inc........................    24,436         322,066
 *Sequenom, Inc.........................    52,500         143,850
 *SeraCare Life Sciences, Inc...........    21,120          83,424
 *Serologicals Corp.....................   118,925       1,575,756
 *ServiceWare Technologies, Inc.........    25,300           7,590
 *Servotronics, Inc.....................    24,804          56,305
 *SFBC International, Inc...............    27,400         457,580
 *Shared Technologies Cellular, Inc.....    24,600              66
 *Sharper Image Corp....................    93,000       2,106,450
 *Shaw Group, Inc.......................    96,800       1,180,960
 *Sheffield Pharmceuticals, Inc.........   114,400          34,320
 *Shells Seafood Restaurants, Inc.......    25,500          17,850
 *Shiloh Industries, Inc................   121,400         412,760
 *Shoe Carnival, Inc....................   133,100       2,061,719
 *Shoe Pavilion, Inc....................     5,700           6,555
 *Sholodge, Inc.........................    52,300         170,498
 *Shopko Stores, Inc....................   109,900       1,284,731
 *Shuffle Master, Inc...................   150,950       4,046,668
 *Siebert Financial Corp................    42,300         175,968
 *Sierra Bancorp........................       300           4,647
 *Sierra Health Services, Inc...........   263,100       5,388,288
 *Sierra Pacific Resources..............    91,400         493,560
 *Sifco Industries, Inc.................    45,775          70,494
 *Sight Resource Corp...................     7,100             781
 *Sigma Designs, Inc....................   173,500       1,821,750
 *Sigmatron International, Inc..........    18,200         117,390
 *Signature Eyewear, Inc................    13,800           3,450
 *Silgan Holdings, Inc..................    69,300       1,766,457
 *Silicon Graphics, Inc.................    58,100          66,815
 *Silicon Image, Inc....................   252,400       1,481,588
 *Silicon Storage Technology, Inc.......    40,100         189,272
 Simmons First National Corp. Class A..     65,300       1,332,773

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Simon Worldwide, Inc..................   161,100  $        3,625
 *SimpleTech, Inc.......................   108,541         374,466
 *Simula, Inc...........................   117,500         352,500
 *Sipex Corp............................   134,400         637,056
 *Sirenza Microdevices, Inc.............    33,300          66,933
 *Sitel Corp............................   165,600         236,808
 *Six Flags, Inc........................   113,000         850,890
 *Skechers U.S.A., Inc. Class A.........    69,000         516,120
 *SkillSoft P.L.C.......................    56,527         235,718
 Skyline Corp...........................    34,800         996,672
 *SL Industries, Inc....................    92,685         648,795
 *SM&A..................................    47,100         471,000
 *Smart & Final Food, Inc...............    10,800          46,980
 *SmartDisk Corp........................    51,300           6,926
 *Smith & Wollensky Restaurant Group,
   Inc..................................     6,000          26,880
 *#Smith Micro Software, Inc............   121,400         387,266
 *Smithway Motor Express Corp.
   Class A..............................    35,000          33,950
 *Socrates Technologies Corp............    42,700             149
 *Sola International, Inc...............   193,200       2,917,320
 Solutia, Inc...........................    81,900         210,483
 *Somera Communications, Inc............    59,800          92,750
 Sonesta International Hotels Corp.
   Class A..............................       400           2,044
 *Sonic Foundry, Inc....................    53,300          33,046
 *Sonic Innovations, Inc................    16,900          70,135
 *#Sonic Solutions......................   108,950         753,934
 *SonicWALL, Inc........................   199,646       1,036,163
 *SonoSite, Inc.........................    53,900       1,194,424
 *Sonus Pharmaceuticals, Inc............   101,800         412,290
 *SOS Staffing Services, Inc............   111,000          41,070
 *Sotheby's Holdings, Inc. Class A......    24,500         198,695
 *SoundView Technology Group, Inc.......    26,900          47,882
 *Source Information Management, Inc....    92,000         666,080
 *#Source Media, Inc....................   154,600           1,237
 *Sourcecorp, Inc.......................    63,800       1,214,114
 South Jersey Industries, Inc...........    40,200       1,498,254
 *Southern Energy Homes, Inc............   124,125         212,254
 *Southwall Technologies, Inc...........    79,100         102,830
 Southwest Bancorp, Inc.................    36,150         930,863
 Southwest Water Co.....................    82,003       1,105,400
 *Southwestern Energy Co................   115,700       1,737,814
 *#Spacehab, Inc........................    94,200          97,026
 Span-American Medical System, Inc......    37,500         328,125
 *Spanish Broadcasting System, Inc......   144,400       1,094,552
 Spartan Motors, Inc....................   112,300         960,165
 *Spartan Stores, Inc...................    66,329         173,782
 Spartech Corp..........................     5,500         109,450
 *Sparton Corp..........................    76,965         646,506
 *Specialty Laboratories, Inc...........   105,900       1,035,702
 *SpectraLink Corp......................   175,600       1,756,000
 *Spectranetics Corp....................   231,902         702,663
 *Spectrum Control, Inc.................   120,600         648,828
 *SpectRx, Inc..........................    58,600          99,620
 *SpeechWorks International, Inc........   168,800         833,872
 *Speizman Industries, Inc..............    26,400          16,896
 *Spherion Corp.........................   136,300         718,301
 *#Spherix, Inc.........................   105,100         810,321
 *Spiegel, Inc. Class A Non-Voting......     9,900           1,015
 *Spire Corp............................   106,342         329,660
 *Sport Chalet, Inc.....................    56,500         395,500
 *Sport Supply Group, Inc...............    63,100         113,580
                                           SHARES       VALUE+
                                           ------       ------
 *Sport-Haley, Inc......................    32,100  $      121,820
 *Sports Authority, Inc.................   293,500       2,899,780
 *Sports Club Co., Inc..................   142,200         398,160
 *SportsLine.Com, Inc...................    43,500          62,640
 *Sportsman's Guide, Inc................    43,300         433,000
 *SPS Technologies, Inc.................    37,400         939,862
 *SPSS, Inc.............................    74,065       1,149,489
 *SRI/Surgical Express, Inc.............    34,000         187,000
 *SRS Labs, Inc.........................   126,900         387,045
 *SS&C Technologies, Inc................    57,500         934,375
 *#SSE Telecom, Inc.....................    57,400             201
 St. Francis Capital Corp...............    89,700       2,573,493
 *Staar Surgical Co.....................   134,775       1,500,046
 *Stamps.com, Inc.......................    96,269         490,972
 *#Standard Automotive Corp.............    22,100               2
 Standard Commercial Corp...............   104,808       1,876,063
 *Standard Management Corp..............    69,015         276,060
 *Standard Microsystems Corp............   118,800       1,757,052
 Standard Motor Products, Inc.
   Class A..............................    62,700         791,901
 Standard Register Co...................    26,300         459,461
 Standex International Corp.............    33,500         686,750
 Stanley Furniture, Inc.................    71,700       1,867,785
 *Star Buffet, Inc......................    16,400          35,424
 *Star Multi Care Service, Inc..........     4,136             310
 *Star Struck, Ltd......................       500             575
 *Starcraft Corp........................    17,325         345,634
 Starrett (L.S.) Co. Class A............    37,200         475,416
 *Startec Global Communications Corp....    53,200             718
 *StarTek, Inc..........................    43,700       1,158,050
 State Auto Financial Corp..............    12,400         289,912
 State Financial Services Corp.
   Class A..............................    80,432       1,773,526
 *Steak n Shake Co......................   102,300       1,445,499
 Steel Technologies, Inc................    86,700         901,680
 *SteelCloud Co.........................    75,500         116,270
 *Stein Mart, Inc.......................    79,123         464,452
 *Steinway Musical Instruments, Inc.....    80,700       1,077,345
 *Stellent, Inc.........................    83,507         457,618
 *#Stemcells, Inc.......................    17,500          30,100
 Stepan Co..............................    35,200         868,032
 Stephan Co.............................    33,500         122,275
 Sterling Bancorp.......................   212,007       6,220,285
 Sterling Bancshares....................     9,050         107,967
 Sterling Financial Corp................     1,625          38,301
 *Sterling Financial Corp...............   119,973       2,857,774
 Stewart & Stevenson Services, Inc......   108,300       1,561,686
 *Stewart Enterprises, Inc..............    91,964         386,249
 *Stewart Information Services Corp.....    62,100       1,735,695
 *Stifel Financial Corp.................    35,971         450,357
 *Stillwater Mining Co..................   107,200         458,816
 *STM Wireless, Inc. Class A............    60,400             604
 *Stoneridge, Inc.......................   139,000       1,637,420
 *Storage Engine, Inc...................     1,150             909
 *StorageNetworks, Inc..................    56,400          77,268
 *Stratasys, Inc........................    37,900         980,094
 *Strategic Diagnostics, Inc............   161,000         837,200
 *Strategic Distribution, Inc...........    28,270         395,808
 *Stratesec, Inc........................     6,400             512
 *Stratex Networks, Inc.................   335,200       1,089,400
 *Stratos Lightwave, Inc................     7,977          41,879
 *Strattec Security Corp................    40,900       2,180,788
 *Stratus Properties, Inc...............    53,750         446,179

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Stride Rite Corp.......................   141,900  $    1,277,100
 Sturm Ruger & Co., Inc.................   102,300         972,873
 *#Styleclick, Inc. Class A.............    66,500               7
 *Suburban Lodges of America, Inc.
   Escrow Shares........................   127,500               0
 Suffolk Bancorp........................    68,400       2,241,468
 *Summa Industries, Inc.................    31,800         227,052
 *Summit America Television, Inc........   161,133         485,010
 Summit Bancshares, Inc.................    32,900         778,414
 Summit Bank Corp.......................     5,600          73,696
 *Sun Bancorp, Inc......................   152,366       2,818,771
 Sun Hydraulics, Inc....................    12,600         103,635
 *Sunair Electronics, Inc...............    33,700         128,060
 *Sundance Homes, Inc...................    50,000             325
 *Sunland Entertainment Co., Inc........     3,440           2,580
 *SunLink Health Systems, Inc...........    33,465          75,966
 *#Sunrise Assisted Living, Inc.........    31,900         797,500
 *Sunrise Telecom, Inc..................   255,000         573,750
 *Suntron Corp..........................    36,507         112,442
 *#Superconductor Technologies, Inc.....    93,570         257,318
 *#Supergen, Inc........................   124,978         629,889
 *Superior Consultant Holdings Corp.....    92,000         252,356
 Superior Financial Corp................    29,900         702,650
 *Superior Telecom, Inc.................    79,200             950
 Superior Uniform Group, Inc............    86,800         963,480
 *Supertex, Inc.........................    94,300       1,613,473
 *SupportSoft, Inc......................   107,800         517,440
 *Supreme Industries, Inc...............    83,985         443,021
 *#SureBeam Corp........................   135,406         433,299
 *#SurModics, Inc.......................    42,400       1,656,568
 *Swift Energy Corp.....................   102,400       1,213,440
 *Swisher International, Inc............     8,500           7,650
 *Switchboard, Inc......................    15,900          62,646
 SWS Group, Inc.........................    59,049       1,107,169
 *Sykes Enterprises, Inc................   109,400         556,846
 *Sylvan Learning Systems, Inc..........       300           6,258
 *Sylvan, Inc...........................    63,500         695,516
 *Symmetricom, Inc......................   382,652       1,779,332
 *Symphonix Devices, Inc................    14,800             506
 *Syms Corp.............................   143,500       1,050,420
 *Symyx Technologies....................    98,300       1,671,100
 *Synalloy Corp.........................    87,258         453,742
 *Synbiotics Corp.......................    14,000           2,100
 *Synovis Life Technologies, Inc........    91,100       1,622,491
 *Synplicity, Inc.......................     9,100          45,045
 *Synthetech, Inc.......................   132,000         171,600
 *Syntroleum Corp.......................    55,107         108,561
 Sypris Solutions, Inc..................    40,775         375,130
 *Systemax, Inc.........................   119,600         442,520
 *Systems & Computer Technology Corp....   125,800       1,049,172
 *T-3 Energy Services, Inc..............     9,270          64,890
 *T-HQ, Inc.............................    21,500         304,870
 *T-Netix, Inc..........................   105,800         222,180
 *#Tag-It Pacific, Inc..................    45,300         221,970
 *Taitron Components, Inc...............    15,500          17,825
 *TALK America Holdings, Inc............    47,657         425,577
 TALX Corp..............................    65,412       1,185,265
 *Tandy Brand Accessories, Inc..........    56,877         611,428
 *Tanning Technology Corp...............     2,700           3,051
 *Tanox, Inc............................   106,339       1,897,088
 *Tarantella, Inc.......................    94,200          44,274
 *Tarrant Apparel Group.................    49,100         176,760
                                           SHARES       VALUE+
                                           ------       ------
 Tasty Baking Co........................    83,300  $      758,030
 TB Woods Corp..........................    26,200         144,100
 *TBA Entertainment Corp................    80,300          68,255
 *TBC Corp..............................   183,900       3,310,200
 *TEAM America, Inc.....................    10,400          10,400
 *Team, Inc.............................    55,200         430,560
 *TeamStaff, Inc........................    14,300          30,888
 Tech/Ops Sevcon, Inc...................    60,800         275,424
 *Techdyne, Inc.........................    23,400          36,247
 Teche Holding Co.......................     2,700          81,810
 *Technical Communications Corp.........     7,300           6,753
 *Technical Olympic USA, Inc............     5,700         142,500
 Technology Research Corp...............    44,600         134,246
 *Technology Solutions Corp.............    76,500          86,445
 *TechTeam Global, Inc..................   121,100         793,205
 *Tegal Corp............................    41,000          30,340
 *Tekelec...............................    10,000         143,200
 *Teledyne Technologies Inc.............   105,900       1,592,736
 *Teletech Holdings, Inc................   103,902         469,637
 *Telik, Inc............................   117,906       1,722,607
 *Telular Corp..........................   106,075         493,249
 *Temtex Industries, Inc................    34,100           4,433
 *TenFold Corp..........................     1,700           3,264
 Tennant Co.............................    27,800         971,610
 *Tenneco Automotive, Inc...............   192,500         739,200
 *Terayon Communication Systems, Inc....    73,200         216,672
 *Terra Industries, Inc.................   302,700         444,969
 *Tesoro Petroleum Corp.................   194,100       1,360,641
 *Tessco Technologies, Inc..............    56,900         418,215
 *Tetra Technologies, Inc...............   128,800       3,802,176
 Texas Industries, Inc..................    80,000       1,768,800
 TF Financial Corp......................    13,900         423,950
 *Thackeray Corp........................    69,700         108,384
 The Banc Corp..........................    20,408         132,652
 *The Beard Co..........................    19,899          20,993
 *The Rowe Companies....................   121,468         230,789
 *Theragenics Corp......................   150,200         639,852
 *Therasense, Inc.......................    38,500         384,615
 *Thermwood Corp........................       920             414
 *TheStreet.com, Inc....................   233,200       1,221,968
 *Third Wave Technologies...............   144,861         569,304
 Thistle Group Holdings Co..............    31,000         471,820
 *Thomas Group, Inc.....................    35,100          24,570
 *Thoratec Corp.........................    91,400       1,254,922
 *Three-Five Systems, Inc...............    94,400         640,032
 *Tickets.com, Inc......................       700             315
 *#Tidel Technologies, Inc..............    50,200           8,534
 *Tier Technologies, Inc. Class B.......   100,000         881,000
 *TII Network Technologies, Inc.........    57,160          19,434
 Timberland Bancorp, Inc................    36,500         772,340
 Timberline Software Corp...............   183,921       1,022,601
 *Timco Aviation Services, Inc..........     8,568           2,827
 *Time Warner Telecom, Inc..............    33,993         197,159
 *Tipperary Corp........................    76,000         159,600
 Titan International, Inc...............    53,350          37,345
 *Titan Pharmaceuticals, Inc............   110,600         247,744
 *Titanium Metals Corp..................    16,190         382,894
 *TiVo, Inc.............................   219,141       1,972,269
 *TLC Vision Corp.......................   139,365         487,778
 *TMBR/Sharp Drilling, Inc..............    38,200         780,044
 Todd Shipyards Corp....................    44,200         623,220
 *Todhunter International, Inc..........    48,800         491,904

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Tofutti Brands, Inc...................     4,000  $       10,240
 *Tollgrade Communications, Inc.........    51,500         947,600
 Tompkins County Trustco, Inc...........       430          19,565
 *Topps, Inc............................   154,955       1,422,487
 *Toreador Resources Corp...............    41,700         123,432
 *Total Entertainment Restaurant Corp...    19,300         147,645
 *Tower Automotive, Inc.................   213,300         765,747
 *Tradestation Group, Inc...............   211,400       1,723,544
 *Traffix, Inc..........................   156,700         449,572
 *Trailer Bridge, Inc...................    42,500         127,500
 *Trammell Crow Co......................   150,500       1,526,070
 *Trans World Entertainment Corp........   189,800         751,608
 *Transact Technologies, Inc............    58,700         753,180
 *Transaction Systems Architects, Inc...    51,100         459,389
 *TransAxis, Inc........................       440             242
 *Transcat, Inc.........................    42,500          59,500
 *Transgenomic, Inc.....................    13,200          24,420
 *Transkaryotic Therapies, Inc..........    85,051         631,078
 Trans-Lux Corp.........................     7,545          46,025
 *Transmeta Corp........................    18,800          29,328
 *Transmontaigne Oil Co.................   132,160         635,690
 *Transport Corp. of America............    15,900          96,672
 *Transport Industries, Inc.............     9,700          51,895
 *Transportation Components, Inc........   147,900           1,035
 *Transpro, Inc.........................    38,900         159,879
 *Transtechnology Corp..................    94,400         496,544
 *TransTexas Gas Corp. Class A..........       395               6
 *Travis Boats & Motors, Inc............    18,900          14,175
 *#TRC Companies, Inc...................    80,250         976,643
 Tredegar Industries, Inc...............    13,650         192,465
 Trenwick Group, Ltd....................    12,662           2,279
 *#Trex Co., Inc........................    52,200       2,236,770
 *Triad Guaranty, Inc...................    31,950       1,223,366
 Trico Bancshares.......................    39,550         986,773
 *Trico Marine Services, Inc............   158,200         435,050
 *Trident Microsystems, Inc.............   142,400         833,040
 *Trimble Navigation, Ltd...............    80,300       2,162,479
 *#Trimedyne, Inc.......................    31,500          14,175
 *TriPath Imaging, Inc..................   254,653       1,731,640
 *Tripos, Inc...........................    51,800         315,410
 *Triquint Semiconductor, Inc...........    53,666         249,010
 *Tristar Corp..........................     3,300               7
 *Triton PCS Holdings, Inc..............   141,700         658,905
 *Triumph Group.........................    58,900       1,855,939
 *TriZetto Group, Inc...................   218,700       1,323,135
 *TRM Corp..............................    59,300         102,589
 *Tropical Sportswear International
   Corp.................................    68,500         400,040
 *Trover Solutions, Inc.................   105,800         614,698
 Troy Financial Corp....................       315           8,537
 *Troy Group, Inc.......................    13,600          36,584
 *Trump Hotels & Casino Resorts, Inc....    80,000         160,800
 Trust Co. of New Jersey................    20,200         600,546
 *TSR, Inc..............................   101,400         669,240
 *TTM Technologies, Inc.................   192,600         891,738
 *Tufco Technologies, Inc...............     1,300           9,061
 *Tularik, Inc..........................   179,043       1,681,214
 *Tumbleweed Communications Corp........    90,800         181,600
 *#TurboChef Technologies, Inc..........   143,900          57,560
 *Turnstone Systems, Inc................   110,129         291,842
 *Tut Systems, Inc......................    15,900          56,763
 *Tweeter Home Entertainment Group,
   Inc..................................    81,525         621,221
                                           SHARES       VALUE+
                                           ------       ------
 Twin Disc, Inc.........................    41,200  $      541,780
 *Twinlab Corp..........................   115,000          31,050
 *Tyler Technologies, Inc...............   395,450       1,795,343
 *U.S. Concrete, Inc....................    63,000         248,220
 *#U.S. Diagnostic, Inc.................    26,100              26
 *U.S. Home & Garden, Inc...............   133,700          68,187
 *U.S. Industries, Inc..................   284,000       1,212,680
 *U.S. Physical Therapy, Inc............    45,100         589,908
 *#U.S. Plastic Lumber Corp.............    58,600          11,720
 *U.S. Xpress Enterprises, Inc.
   Class A..............................   102,700       1,248,832
 *Ubics, Inc............................    56,600          12,735
 *UFP Technologies, Inc.................    11,800          12,980
 *UICI..................................     4,000          57,320
 UIL Holdings Corp......................    22,200         979,686
 *Ulticom, Inc..........................   148,000       1,443,000
 *Ultimate Electronics, Inc.............    75,200         801,632
 *Ultimate Software Group, Inc..........    79,100         351,995
 *Ultradata Systems, Inc................    13,600           1,496
 *Ultralife Batteries, Inc..............   101,400         899,418
 *Ultratech Stepper, Inc................   104,400       1,840,572
 Umpqua Holdings Corp...................    68,990       1,369,452
 *Unico American Corp...................   114,600         436,626
 *Unifi, Inc............................   247,500       1,710,225
 Unifirst Corp..........................    88,400       1,591,200
 *Unify Corp............................    75,000          29,250
 *Uni-Marts, Inc........................    64,600         117,572
 Union Community Bancorp................     3,000          50,850
 *Uniroyal Technology Corp..............    60,000             930
 Unisource Energy Corp..................    24,800         467,480
 *United Auto Group, Inc................   114,100       2,145,080
 *United Capital Corp...................    45,054       2,056,715
 United Community Financial Corp........    59,986         549,472
 United Financial Corp..................     1,760          49,192
 United Fire & Casualty Co..............    11,300         367,137
 United Guardian, Inc...................    36,820         232,334
 United Industrial Corp.................   127,700       1,875,913
 United National Bancorp................    62,933       1,655,138
 *United Natural Foods, Inc.............    61,800       1,711,860
 *United PanAm Financial Corp...........       600           5,808
 United Parcel, Inc. - Restricted
   Escrow...............................    58,400          56,767
 *United Retail Group, Inc..............   118,600         225,221
 *United Road Services, Inc.............       710              64
 *United Therapeutics Corp..............    79,482       1,589,640
 Unitil Corp............................    39,500         959,850
 *Unity Bancorp, Inc....................    15,225         136,264
 *Universal Access Global Holdings,
   Inc..................................   141,100          46,563
 *Universal American Financial Corp.....   204,500       1,329,250
 *Universal Compression Holdings, Inc...     2,500          53,000
 *Universal Display Corp................    83,406         855,746
 *Universal Electronics, Inc............    97,200       1,122,660
 Universal Forest Products, Inc.........    67,500       1,300,725
 *Universal Stainless & Alloy Products,
   Inc..................................    55,300         292,537
 Unizan Financial Corp..................    97,355       1,713,448
 *Unova, Inc............................   185,000       1,912,900
 *UQM Technologies, Inc.................   175,500         463,320
 *Urban Outfitters, Inc.................   161,800       5,391,176
 *Urologix, Inc.........................   119,700         371,070
 *URS Corp..............................    80,800       1,350,976
 *US Energy Corp........................    71,870         342,676
 *US LEC Corp...........................    15,500          60,388

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *US Liquids, Inc.......................    46,900  $        9,380
 *USA Truck, Inc........................    53,200         494,760
 *#USAir Group, Inc.....................   143,600          11,703
 *#USANA, Inc...........................    44,100       1,589,805
 USB Holding Co., Inc...................     1,540          27,273
 *USDATA Corp...........................    24,040           9,496
 Usec, Inc..............................   138,400         866,384
 *Utah Medical, Inc.....................    56,800       1,102,488
 *V-ONE Corp............................    94,000          13,630
 *V.I. Technologies, Inc................     1,300           1,651
 *Vail Resorts, Inc.....................    40,900         482,620
 *#Valence Technology, Inc..............    67,400         297,908
 Valhi, Inc.............................    71,440         674,394
 *Valley National Gases, Inc............    10,200          53,550
 Valmont Industries, Inc................    30,000         599,700
 *Valpey Fisher Corp....................    35,700          90,500
 *Value City Department Stores, Inc.....    50,200         149,094
 *ValueClick, Inc.......................    91,400         467,054
 *Valuevision Media, Inc. Class A.......   137,440       1,885,677
 *Vans, Inc.............................    92,300         644,254
 *Variflex, Inc.........................    48,100         266,955
 *#Vari-L Co., Inc......................     7,800           4,368
 *Varsity Brands, Inc...................    66,982         432,369
 *Vascular Solutions, Inc...............     6,000           6,840
 *Vastera, Inc..........................   103,800         503,430
 *#Vaxgen, Inc..........................    50,700         235,248
 #Vector Group, Ltd.....................   137,400       2,335,800
 *Veeco Instruments, Inc................   105,200       2,029,308
 *Ventana Medical Systems, Inc..........    62,300       1,556,877
 *Venture Catalyst, Inc.................    31,700           7,925
 *Verilink Corp.........................   125,900         143,526
 *Veritas DGC, Inc......................   122,400       1,144,440
 *Verity, Inc...........................    92,100       1,915,680
 *Vermont Pure Holdings, Ltd............    20,600          76,838
 *Versant Corp..........................    20,900          17,556
 *Versar, Inc...........................    54,200         149,050
 *#Verso Technologies, Inc..............    95,915         124,690
 *Verticalbuyer Inc.....................    15,785             182
 Vesta Insurance Group, Inc.............   190,400         481,712
 *Vialta, Inc...........................     5,121           1,690
 *Viasat, Inc...........................    99,300       1,206,296
 *Vical, Inc............................    72,367         306,112
 *Vicon Industries, Inc.................    44,450         124,460
 *Vicor Corp............................   102,800         896,416
 *Vicuron Pharmaceuticals, Inc..........    89,700       1,286,298
 *Video Display Corp....................    49,740         329,726
 *#Viewpoint Corp.......................    36,800          45,632
 *Viisage Technology, Inc...............    90,400         420,360
 *Virage Logic Corp.....................    77,000         456,610
 *Virbac Corp...........................    29,500         160,480
 Virco Manufacturing Corp...............   155,131       1,363,601
 *Virologic, Inc........................   102,900         127,596
 *ViroPharma, Inc.......................    34,000         108,800
 *Virtualfund.Com, Inc..................   149,420           3,736
 *Vision Sciences, Inc..................    23,250          32,318
 *Vista Medical Technologies, Inc.......    23,750          21,375
 *Visual Networks, Inc..................    64,100          91,086
 Vital Signs, Inc.......................    91,700       2,375,030
 *VitalWorks, Inc.......................   315,800       1,209,514
 *#Vitech America, Inc..................    99,280             258
 *Vitesse Semiconductor, Inc............    10,000          50,200
 *Vivus, Inc............................   267,900       1,339,500
 *Vixel Corp............................    43,133         185,472
                                           SHARES       VALUE+
                                           ------       ------
 *Vodavi Technology, Inc................    26,400  $       62,832
 *Volt Information Sciences, Inc........    63,204         853,254
 Vulcan International Corp..............     8,251         283,834
 *Vyyo, Inc.............................     5,300          16,165
 *W-H Energy Services, Inc..............   100,100       2,179,177
 *Wabash National Corp..................    95,440       1,192,046
 Wabtec Corp............................    28,200         386,622
 *Wackenhut Corrections Corp............    96,100       1,416,514
 Wainwright Bank & Trust Co.............       266           2,513
 Walter Industries, Inc.................   174,000       2,053,200
 Warwick Community Bancorp, Inc.........    20,600         620,060
 Washington Banking Co..................    12,210         180,098
 Washington Savings Bank FSB............    43,368         357,786
 Washington Trust Bancorp, Inc..........    24,400         560,980
 *Waste Industries USA, Inc.............    67,900         478,016
 *WatchGuard Technologoes, Inc..........   124,700         623,500
 *Water Pik Technologies, Inc...........    24,600         160,638
 *Waterlink, Inc........................   164,700          12,353
 Waters Instruments, Inc................       750           3,225
 Watsco, Inc. Class A...................   105,300       1,653,210
 Watts Industries, Inc. Class A.........    71,700       1,254,750
 Wausau-Mosinee Paper Corp..............    20,400         229,500
 *Waxman Industries, Inc. Class B.......       975           3,510
 Waypoint Financial Corp................     1,654          30,946
 WD-40 Co...............................    62,900       1,634,142
 *Webco Industries, Inc.................    37,500         118,500
 *WebEx Communications, Inc.............   100,825       1,298,626
 *Webhire, Inc..........................    44,160          18,326
 *webMethods, Inc.......................   155,100       1,481,205
 *Websense, Inc.........................    81,800       1,318,616
 *Weider Nutrition International,
   Inc..................................    70,700         164,731
 Wellco Enterprises, Inc................    10,600         117,660
 Wellman, Inc...........................   161,800       1,820,250
 *Wells-Gardner Electronics Corp........    48,070         106,715
 Wesbanco, Inc..........................    63,480       1,602,235
 *WESCO International, Inc..............     7,650          37,791
 West Coast Bancorp.....................   104,787       1,755,182
 *West Marine, Inc......................   145,400       2,492,156
 West Pharmaceutical Services, Inc......    48,400       1,216,776
 *Westaff, Inc..........................   142,750         314,764
 Westbank Corp..........................     9,870         140,450
 *Westcoast Hospitality Corp............   118,900         451,820
 *Westell Technologies, Inc.............   174,480       1,343,496
 *Westerbeke Corp.......................    20,000          59,000
 Western Ohio Financial Corp............     9,300         228,036
 *Western Power & Equipment Corp........    18,448           2,767
 *Western Sierra Bancorp................       700          23,415
 *Western Water Co......................     2,300             575
 *Western Wireless Corp.................   226,400       2,420,216
 *Westmoreland Coal Co..................     2,400          38,976
 Westwood Holdings Group, Inc...........     6,037          93,694
 *Wet Seal, Inc. Class A................    98,550       1,044,630
 Weyco Group, Inc.......................     1,400          70,588
 *White Electronics Designs Corp........   154,256       1,450,006
 *Whitehall Jewelers, Inc...............   161,100       1,543,338
 *Whitman Education Group, Inc..........   112,700       1,638,658
 *WHX Corp..............................    34,433          69,555
 *Wickes, Inc...........................    37,100          39,326
 *Wild Oats Markets, Inc................   115,800       1,225,164
 *William Lyon Homes, Inc...............    75,800       2,338,430
 *Williams Industries, Inc..............     5,800          20,590
 *Willis Lease Finance Corp.............    65,700         331,785

THE U.S. MICRO CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Wilshire Financial Services Group,
   Inc..................................     1,002  $        4,058
 *Wilshire Oil Co. of Texas.............   140,575         624,153
 *Wilsons The Leather Experts, Inc......    74,460         425,911
 *Wind River Systems, Inc...............   115,442         429,444
 *Winmark Corp..........................    51,900         692,346
 Wintrust Financial Corp................    27,350         820,227
 *Wire One Technologies, Inc............    68,100         187,275
 *Wireless Facilities, Inc..............   181,500       1,824,075
 Wireless Telecom Group, Inc............   195,300         417,942
 *Wireless WebConnect!, Inc.............    80,807             412
 *Wireless Xcessories Group.............    12,600           3,906
 *Wiser Oil Co..........................    84,000         421,680
 *Witness Systems, Inc..................    94,600         394,482
 *WJ Communications, Inc................   175,900         200,526
 *WMS Industries, Inc...................   117,200       1,734,560
 Wolohan Lumber Co......................    12,300         289,727
 *Wolverine Tube, Inc...................    94,600         558,140
 *#Women First HealthCare, Inc..........     9,500          15,390
 Woodhead Industries, Inc...............   174,650       2,153,435
 Woodward Governor Co...................    42,459       1,632,931
 *Workflow Management, Inc..............   131,600         501,396
 *World Acceptance Corp.................   182,000       2,569,840
 World Fuel Services Corp...............    92,300       2,280,733
 *WorldGate Communications, Inc.........    24,000           8,400
 *Worldwide Restaurant Concepts, Inc....   246,324         702,023
 WSFS Financial Corp....................    12,200         447,252
 X-Rite, Inc............................   173,100       1,731,000
 *Xanser Corp...........................   303,900         714,165
 *Xeta Corp.............................    85,400         335,622
 *Xicor, Inc............................   209,650       1,356,436
 *#XM Satellite Radio Holdings, Inc.....    26,600         301,644
 Yardville National Bancorp.............    56,267       1,079,201
 *Young Broadcasting, Inc. Class A......    65,900       1,402,352
 *Zany Brainy, Inc......................    94,342             377
 *Zapata Corp...........................    13,360         481,227
 *Zevex International, Inc..............    26,500          78,970
 Ziegler Co., Inc.......................     4,200          63,420
 *Zila, Inc.............................    84,502         156,329
 *#Zix Corp.............................    78,175         337,716
 *Zoll Medical Corp.....................    34,400       1,140,704
 *Zoltek Companies, Inc.................   130,900         373,065
 *Zomax, Inc............................   120,292         400,572
 *#Zonagen, Inc.........................    73,500         118,335
 *Zones, Inc............................   147,800         152,234
 *Zoran Corp............................   103,300       2,114,551
 *Zygo Corp.............................    78,100         548,262
 *Zymetx, Inc...........................    35,300             530
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $1,724,630,902).................             1,916,291,297
                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
 *American Banknote Corp. Warrants
   Series 1 10/01/07....................       205               2
 *American Banknote Corp. Warrants
   Series 2 10/10/07....................       205               2
 *Anacomp, Inc. Class B Warrants
   12/10/06.............................       817              16
 *#Angeion Corp. Warrants 10/31/07......     1,294               1
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................       546           1,993
 *Del Global Technologies Corp. Warrants
   03/28/08.............................     4,265           3,519
 *Imperial Credit Industries, Inc.
   Warrants 01/31/08....................     1,010               0
                                           SHARES       VALUE+
                                           ------       ------
 *Imperial Sugar Co. Warrants 08/29/08..     2,543  $          915
 *Lodgian, Inc. Class A Warrants
   11/25/07.............................     1,813             463
 *Lodgian, Inc. Class B Warrants
   11/25/09.............................     5,601           1,431
 *Magnum Hunter Resources Warrants
   03/21/05.............................    42,340          15,031
 PMR Corp. Contingent Value Rights
   08/05/04.............................    61,200               6
 *#Revlon, Inc. Rights 06/16/03.........    31,595           2,844
 *#Timco Aviation Services Warrants
   02/27/07.............................    17,520             175
                                                    --------------
TOTAL RIGHTS/WARRANTS
  (Cost $10,197)........................                    26,398
                                                    --------------

                                            FACE
                                           AMOUNT
                                           ------
                                           (000)
BONDS -- (0.0%)
Del Global Technologies Corp.
  Subordinated Promissory Note
    *6.000%, 03/28/07...................  $      9               0
Timco Aviation Services, Inc. Jr
  Subordinated Note
    *8.000%, 01/02/07...................         1               0
                                                    --------------
TOTAL BONDS
  (Cost $0).............................                         0
                                                    --------------
TEMPORARY CASH
  INVESTMENTS -- (6.2%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $31,224,000 FNMA
   Discount Notes 1.17%, 08/06/03,
   valued at $31,145,940) to be
   repurchased at $30,688,069
   (Cost $30,685,000)...................    30,685      30,685,000
 Repurchase agreements in a Pooled Cash
   Account, UBS Warburg, rates ranging
   from 1.15% to 1.24%, 06/02/03
   (Collateralized by $1,800,000,000
   U.S. Treasury Obligations, rates
   ranging from 1.875% to 12.50%,
   maturities ranging from 09/30/04 to
   05/15/30, valued at $96,293,453) to
   be repurchased at $91,126,247 (.)
   (Cost $96,293,453)...................    96,293      96,293,453
                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $126,978,453)...................               126,978,453
                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,851,619,552)++...............            $2,043,296,148{/\}
                                                    ==============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $1,852,969,531
{/\} Includes $88,120,268 of securities on loan. (See Note J)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                            SHARES        VALUE+
                                            ------        ------
UNITED KINGDOM -- (25.1%)
COMMON STOCKS -- (25.1%)
 3I Group P.L.C.........................     100,979  $      972,781
 *AWG P.L.C.............................      94,550         785,373
 Abbey National P.L.C...................     344,677       2,851,743
 Aggregate Industries P.L.C.............   1,866,447       2,408,091
 Alliance & Leicester P.L.C.............     348,000       4,755,016
 Allied Domecq P.L.C....................     749,994       4,269,916
 Amvescap P.L.C.........................      94,600         574,230
 Antofagasta Holdings P.L.C.............     256,000       2,621,360
 Arriva P.L.C...........................     231,050       1,370,318
 Associated British Foods P.L.C.........     805,096       7,544,846
 Associated British Ports Holdings
   P.L.C................................     378,800       2,265,215
 Aviva P.L.C............................   2,464,383      17,966,972
 BAA P.L.C..............................   1,492,387      11,931,855
 BAE Systems P.L.C......................     838,390       1,778,781
 BBA Group P.L.C........................     652,333       2,303,156
 BG Group P.L.C.........................   2,288,548      10,151,616
 BOC Group P.L.C........................     160,857       2,026,623
 BPB P.L.C..............................     458,500       2,291,110
 Barratt Developments P.L.C.............     253,000       1,948,162
 Bellway P.L.C..........................      38,000         358,291
 Berkeley Group P.L.C...................     228,802       2,592,141
 Brambles Industries P.L.C..............     203,000         532,136
 *British Airways P.L.C.................   1,839,331       4,241,456
 British Land Co. P.L.C.................     836,626       6,596,427
 Brixton Estate P.L.C...................     346,685       1,283,660
 Cable and Wireless P.L.C...............   3,315,616       5,567,943
 Canary Wharf Group P.L.C...............     847,200       2,498,418
 Carnival P.L.C.........................     154,965       4,354,160
 *Carphone Warehouse Group P.L.C........     298,000         380,818
 Chelsfield P.L.C.......................     484,167       2,510,589
 #*Colt Telecom Group P.L.C.............   2,561,000       2,685,321
 *Corus Group P.L.C.....................   4,456,227       1,164,487
 Debenhams P.L.C........................     354,603       2,219,282
 Friends Provident P.L.C................     683,456       1,298,899
 Galen Holdings P.L.C...................     319,000       3,065,246
 Granada Compass P.L.C..................   1,541,178       2,234,615
 Great Universal Stores P.L.C...........     332,182       3,419,127
 Greene King P.L.C......................     104,000       1,294,952
 HBOS P.L.C.............................     134,137       1,564,715
 Hammerson P.L.C........................     468,800       3,895,977
 Hanson P.L.C...........................     867,138       5,014,985
 Hilton Group P.L.C.....................   2,579,517       7,216,154
 IMI P.L.C..............................      24,000         120,419
 *Intercontinental Hotels Group P.L.C...     893,279       6,347,947
 *International Power P.L.C.............   1,898,700       3,826,204
 Johnson Matthey P.L.C..................      86,871       1,250,326
 Kelda Group P.L.C......................     161,510       1,147,084
 Kingfisher P.L.C.......................     188,908         791,540
 Liberty International P.L.C............     444,297       4,658,650
 Logicacmg P.L.C........................     586,400       1,325,805
 MFI Furniture Group P.L.C..............     135,900         331,751
 *MM02 P.L.C............................   6,843,300       6,895,208
 Marks & Spencer Group P.L.C............   1,155,300       5,413,367
 Millennium and Copthorne Hotels
   P.L.C................................     480,000       1,926,700
 *Mitchells & Butlers P.L.C.............     893,279       3,113,604
                                            SHARES        VALUE+
                                            ------        ------
 National Grid Group P.L.C..............     999,948  $    6,462,955
 Novar P.L.C............................     533,864       1,053,961
 Peninsular & Oriental Steam Navigation
   P.L.C................................   1,000,477       3,770,002
 Pennon Group P.L.C.....................      55,412         604,169
 Persimmon P.L.C........................      84,000         639,940
 Pilkington P.L.C.......................   2,141,066       2,587,014
 RMC Group P.L.C........................     401,000       2,943,263
 Rank Group P.L.C.......................      18,255          74,770
 Rexam P.L.C............................     463,824       2,880,044
 Rio Tinto P.L.C........................     304,385       5,964,322
 Rolls-Royce P.L.C......................   2,686,096       5,445,947
 Royal & Sun Alliance Insurance Group
   P.L.C................................   2,446,401       5,701,467
 Royal Bank of Scotland Group P.L.C.....     210,802       5,474,074
 Safeway P.L.C..........................   1,527,326       6,724,917
 Sainsbury (J.) P.L.C...................   2,712,288      12,031,256
 Scottish & Newcastle P.L.C.............     661,078       4,142,770
 Scottish Power P.L.C...................     509,293       3,012,185
 Severn Trent P.L.C.....................     210,597       2,580,836
 Slough Estates P.L.C...................     706,900       4,111,431
 Smith (David S.) Holdings P.L.C........     256,000         733,981
 Smith (W.H.) P.L.C.....................     299,537       1,702,890
 Stagecoach Holdings P.L.C..............   1,557,000       1,313,719
 Tate & Lyle P.L.C......................     520,200       2,684,649
 Taylor Woodrow P.L.C...................     939,036       3,269,248
 Tesco P.L.C............................   3,167,845      10,600,654
 Thistle Hotels P.L.C...................     818,707       1,747,081
 Trinity Mirror P.L.C...................     495,640       3,755,647
 United Business Media P.L.C............     237,262       1,255,560
 United Utilities P.L.C.................     265,595       2,671,745
 Vodafone Group P.L.C...................  13,384,437      29,055,120
 Whitbread P.L.C........................     496,908       5,153,311
 Wilson Bowden P.L.C....................      96,900       1,443,093
 Wimpey (George) P.L.C..................     433,366       2,009,315
 Wolseley P.L.C.........................     518,749       5,609,290
 Wolverhampton & Dudley Breweries
   P.L.C................................      28,300         302,534
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $323,044,002)...................                 333,468,728
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $72,632).......................                      72,311
                                                      --------------
TOTAL -- UNITED KINGDOM
  (Cost $323,116,634)...................                 333,541,039
                                                      --------------
JAPAN -- (15.8%)
COMMON STOCKS -- (15.8%)
 #AIOI Insurance Co., Ltd...............     928,735       2,150,910
 Aichi Steel Works, Ltd.................      35,000         145,730
 #Aisin Seiki Co., Ltd..................     137,000       1,950,679
 Akita Bank, Ltd........................      33,000         125,538
 #Amada Co., Ltd........................     376,000         949,392
 Aoyama Trading Co., Ltd................      47,700         615,767
 Asahi Kasei Corp.......................     289,000         823,954
 Asahi National Broadcasting Co., Ltd...         202         239,823
 Asatsu-Dk, Inc.........................      17,600         292,683
 #Awa Bank, Ltd.........................     196,600       1,019,121
 #Bank of Kyoto, Ltd....................     347,400       1,504,562

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #Bank of Nagoya, Ltd...................     185,000  $      870,825
 Benesse Corp...........................       6,500         101,083
 Canon Sales Co., Inc...................     124,900         888,674
 #Chiba Bank, Ltd.......................     941,000       3,304,376
 Chugoku Bank, Ltd......................     238,800       1,571,302
 Citizen Watch Co., Ltd.................     318,000       1,672,355
 Coca-Cola West Japan Co., Ltd..........      14,900         252,891
 #Cosmo Oil Co., Ltd....................     764,000       1,124,234
 Dai Nippon Ink & Chemicals, Inc........     236,000         382,793
 Dai Nippon Printing Co., Ltd...........      99,000       1,019,757
 #Daicel Chemical Industries, Ltd.......     485,000       1,549,015
 Daihatsu Motor Co., Ltd................     145,000         534,635
 #Daishi Bank, Ltd......................     355,000       1,110,070
 #Daiwa House Industry Co., Ltd.........     663,000       4,223,953
 Denso Corp.............................      22,500         317,169
 Ebara Corp.............................      78,000         230,860
 #Ezaki Glico Co., Ltd..................     174,600         999,966
 Fuji Electric Co., Ltd.................     195,780         368,300
 Fuji Fire & Marine Insurance Co.,
   Ltd..................................     215,000         393,671
 Fuji Heavy Industries..................     244,000         928,222
 Fuji Photo Film Co., Ltd...............     355,000       9,824,420
 Fujikura, Ltd..........................     241,000         691,133
 Fujitsu, Ltd...........................     286,000         930,178
 Fukui Bank, Ltd........................     343,000       1,267,555
 #Fukuoka Bank, Ltd.....................     215,000         830,484
 #Fukuyama Transporting Co., Ltd........     266,000         854,011
 Furukawa Electric Co., Ltd.............     172,000         424,230
 Futaba Corp............................      16,000         332,428
 #Gunma Bank, Ltd.......................     173,000         856,285
 #Gunze, Ltd............................      77,000         270,390
 Hachijuni Bank, Ltd....................     185,000         621,797
 #Hanshin Electric Railway Co., Ltd.....     141,000         410,250
 Heiwa Corp.............................      12,000         181,297
 #Higo Bank, Ltd........................     308,000       1,462,681
 Hitachi Cable, Ltd.....................     127,000         292,003
 Hitachi Maxell, Ltd....................      96,000       1,391,781
 #Hitachi Metals, Ltd...................     360,000         945,111
 Hitachi, Ltd...........................   3,734,000      14,548,252
 #Hokkoku Bank, Ltd.....................     120,000         545,796
 Hokuetsu Paper Mills, Ltd..............     162,000         690,774
 *Hokuriku Bank, Ltd....................     414,000         526,132
 #House Foods Corp......................     117,000       1,056,477
 #Hyakugo Bank, Ltd.....................     258,000       1,067,765
 #Hyakujishi Bank, Ltd..................     314,000       1,874,470
 Ishikawajima-Harima Heavy Industries
   Co., Ltd.............................     341,000         302,211
 Itochu Corp............................     120,000         244,806
 #Iyo Bank, Ltd.........................     110,000         641,027
 JFE Holdings, Inc......................      56,300         660,885
 Japan Airport Terminal Co., Ltd........      33,000         174,098
 Joyo Bank, Ltd.........................     299,000         792,467
 #Juroku Bank, Ltd......................     349,000       1,423,954
 Kagoshima Bank, Ltd....................      49,000         211,805
 #Kamigumi Co., Ltd.....................     357,000       1,659,562
 #Kawasaki Heavy Industries, Ltd........     433,000         351,164
 Kikkoman Corp..........................     259,000       1,680,398
 Kinden Corp............................      90,000         274,654
 Kirin Brewery Co., Ltd.................     201,000       1,495,673
 #Kissei Pharmaceutical Co., Ltd........      41,000         514,192
 #*Kobe Steel, Ltd......................   2,632,000       1,628,427
 Kokuyo Co., Ltd........................      43,000         325,722
 Komatsu, Ltd...........................   1,279,000       4,705,154
 #Koyo Seiko Co.........................     198,000       1,231,654
 Kubota Corp............................     140,000         331,257
                                            SHARES        VALUE+
                                            ------        ------
 Kuraray Co., Ltd.......................     127,000  $      760,269
 #Makita Corp...........................     209,000       1,614,614
 #Marubeni Corp.........................   1,942,000       1,948,413
 Marui Co., Ltd.........................      96,000         799,431
 #Maruichi Steel Tube, Ltd..............     117,000       1,193,428
 Matsushita Electric Industrial Co.,
   Ltd..................................   1,977,135      17,985,222
 #Matsushita Electric Works, Ltd........     202,000       1,124,802
 #Meiji Seika Kaisha, Ltd. Tokyo........     127,000         407,742
 #Michinoku Bank, Ltd...................     187,000       1,050,658
 Millea Holdings, Inc...................          47         338,464
 Mitsubishi Corp........................      40,000         249,822
 Mitsubishi Heavy Industries, Ltd.......     887,000       1,891,100
 Mitsubishi Logistics Corp..............      55,000         293,382
 *Mitsubishi Materials Corp.............     975,000         937,461
 Mitsubishi Securities Co., Ltd.........      91,000         456,503
 #Mitsui Chemicals, Inc.................     116,800         472,649
 #Mitsui Trust Holdings.................     641,000       1,302,312
 #*Mizuho Holdings, Inc.................       1,192         692,647
 Musashino Bank, Ltd....................       1,000          36,370
 NGK Spark Plug Co., Ltd................      46,000         322,294
 NSK, Ltd...............................     179,000         478,910
 #Namco, Ltd............................       5,500          80,473
 Nanto Bank, Ltd........................     317,000       1,036,303
 Nichicon Corp..........................      21,300         217,977
 Nihon Unisys, Ltd......................      19,700         108,708
 Nippon Electric Glass Co., Ltd.........      44,000         469,044
 Nippon Kayaku Co., Ltd.................      53,000         223,778
 Nippon Meat Packers, Inc., Osaka.......     100,000         950,629
 Nippon Mitsubishi Oil Corp.............   1,871,050       7,133,470
 Nippon Sanso Corp......................      30,000          88,040
 Nippon Sheet Glass Co., Ltd............     151,000         364,859
 Nippon Shokubai Co., Ltd...............     163,000         888,558
 Nipponkoa Insurance Co., Ltd...........      45,000         154,258
 #Nishimatsu Construction Co., Ltd......     364,000       1,122,996
 Nishi-Nippon Bank, Ltd.................     156,540         409,657
 #Nissay Dowa General Insurance Co.,
   Ltd..................................     383,000       1,594,699
 Nisshin Seifun Group, Inc..............      96,000         676,627
 #Nisshinbo Industries, Inc.............     305,000       1,374,482
 Obayashi Corp..........................     520,000       1,543,413
 #Ogaki Kyoritsu Bank, Ltd..............      50,000         249,989
 Oji Paper Co., Ltd.....................     275,000       1,103,633
 *Oki Electric Industry Co., Ltd........     208,000         495,631
 Onward Kashiyama Co., Ltd..............      57,000         464,178
 Pioneer Electronic Corp................      60,000       1,259,144
 Promise Co., Ltd.......................      14,100         545,822
 #*Resona Holdings, Inc.................   1,873,000       1,017,892
 San In Godo Bank, Ltd..................      46,000         288,449
 Santen Pharmaceutical Co., Ltd.........      18,000         175,026
 Sanyo Shinpan Finance Co., Ltd.........      12,900         345,136
 #Sapporo Breweries, Ltd................      89,000         217,282
 Sapporo Hokuyo Holdings, Inc...........         110         479,160
 Seino Transportation Co., Ltd..........     193,000       1,094,051
 Sekisui Chemical Co., Ltd..............     557,000       1,597,349
 Sekisui House, Ltd.....................     942,000       7,064,703
 Seventy-seven (77) Bank, Ltd...........     130,000         553,238
 #Shiga Bank, Ltd.......................     272,000       1,014,272
 #Shikoku Bank, Ltd.....................      72,000         437,039
 Shimachu Co., Ltd......................      20,200         297,245
 #Shimadzu Corp.........................     181,000         519,067
 Shimizu Corp...........................     997,000       2,442,381
 #*Shinko Securities Co., Ltd...........     275,000         308,097
 Shizuoka Bank, Ltd.....................     162,000       1,040,224
 #Softbank Corp.........................      99,100       1,324,040

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Sumitomo Bakelite Co., Ltd.............      62,000  $      247,264
 Sumitomo Corp..........................     430,000       1,819,154
 Sumitomo Electric Industries, Ltd......     197,000       1,248,493
 Sumitomo Forestry Co., Ltd.............     139,000         632,214
 Sumitomo Metal Industries, Ltd.
   Osaka................................   1,481,000         705,798
 #Sumitomo Metal Mining Co., Ltd........     313,000       1,175,009
 #Sumitomo Realty & Development Co.,
   Ltd..................................     107,000         379,315
 #Sumitomo Rubber.......................      43,000         176,523
 Sumitomo Trust & Banking Co., Ltd......      21,000          59,521
 Suruga Bank, Ltd.......................      87,000         376,790
 Suzuken Co., Ltd.......................      26,400         704,118
 Suzuki Motor Corp......................      14,000         173,003
 TDK Corp...............................      10,100         447,556
 #Taiheiyo Cement Corp..................   1,209,800       1,881,383
 #Taisei Corp...........................   1,325,000       2,592,282
 Taiyo Yuden Co., Ltd...................      31,000         261,778
 #Takashimaya Co., Ltd..................     214,000         984,072
 #Teijin, Ltd...........................     893,000       2,008,419
 #Teikoku Oil Co., Ltd..................     346,000       1,029,856
 Toho Bank, Ltd.........................     254,000       1,027,850
 #Tokuyama Corp.........................     248,000         808,662
 Tokyo Broadcasting System, Inc.........      47,000         495,916
 Tokyo Style Co., Ltd...................     133,000       1,041,938
 Toppan Printing Co., Ltd...............     183,000       1,179,658
 Toray Industries, Inc..................     281,000         615,543
 Tostem Inax Holding Corp...............      65,000         878,767
 Toto, Ltd..............................     247,000       1,377,442
 Toyo Seikan Kaisha, Ltd................     287,600       2,568,093
 Toyota Auto Body Co., Ltd..............      86,000         942,653
 #Toyota Industries Corp................      76,500       1,190,945
 #Toyota Tsusho Corp....................     314,000       1,903,348
 #*UFJ Holdings, Inc....................       1,324       1,250,884
 UFJ Tsubasa Securities Co. Ltd.........      37,000         103,942
 #UNY Co., Ltd..........................      64,000         521,717
 Wacoal Corp............................     149,000       1,102,504
 #Yamagata Bank, Ltd....................     153,700         663,093
 #Yamaguchi Bank, Ltd...................     133,000         909,611
 Yamaha Corp............................      70,000         946,365
 Yamazaki Baking Co., Ltd...............      74,000         507,337
 Yokogawa Electric Corp.................     337,000       2,276,627
 Yokohama Rubber Co., Ltd...............     410,000       1,062,664
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $345,340,767)...................                 209,612,739
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $38,159).......................                      37,267
                                                      --------------
TOTAL -- JAPAN
  (Cost $345,378,926)...................                 209,650,006
                                                      --------------
FRANCE -- (8.7%)
COMMON STOCKS -- (8.7%)
 AGF (Assurances Generales de France
   SA)..................................     116,614       4,553,520
 AXA....................................     210,905       3,160,202
 #Air France............................      34,700         464,849
 Air Liquide SA.........................       8,848       1,328,761
 *Alcatel SA............................     195,750       1,793,485
 Arcelor SA.............................     167,800       1,865,015
 BNP Paribas SA.........................     649,686      32,169,482
 #*Cap Gemini SA........................      19,800         687,681
 Compagnie de Saint-Gobain..............     263,885       9,993,763
                                            SHARES        VALUE+
                                            ------        ------
 Compagnie Francaise d'Etudes et de
   Construction Technip SA..............       3,900  $      373,377
 *Credit Agricole SA....................      25,400         531,756
 Eiffage SA.............................       2,277         224,690
 Esso SA................................         686          67,693
 Euler-Hermes SA........................       3,775         123,119
 Faurecia SA............................       3,500         216,115
 Fonciere Lyonnaise SA..................      10,950         390,225
 #France Telecom SA.....................     188,321       4,653,538
 Generale des Establissements Michelin
   SA Series B..........................      97,920       3,570,192
 *Havas SA..............................      44,400         209,404
 Imerys SA..............................      11,000       1,604,253
 LaFarge SA.............................      23,336       1,483,476
 LaFarge SA Prime Fidelity..............      79,266       4,847,845
 Lagardere S.C.A. SA....................      10,900         449,210
 Pechiney SA Series A...................      55,475       1,593,314
 *Peugeot SA............................     224,200      10,244,366
 #Rallye SA.............................      18,020         621,409
 #Remy Cointreau SA.....................      28,750         865,638
 Renault SA.............................      19,000         844,926
 #Rexel SA..............................       7,500         265,513
 Rue Imperiale..........................       5,000         679,220
 *SEB SA Prime Fidelity.................       9,000         843,115
 Schneider SA...........................      16,095         735,807
 Societe des Ciments de Francais........      24,900       1,376,435
 *Societe Financiere Interbail SA.......      11,550         441,086
 Societe Generale, Paris................     293,528      18,020,984
 #Valeo SA..............................      53,800       1,486,992
 #*Vivendi Universal SA.................     171,927       3,154,475
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $82,472,434)....................                 115,934,931
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Rallye SA Series A Warrants
   11/30/03.............................      18,020             424
 *Rallye SA Series B Warrants
   11/30/05.............................      18,020           2,331
                                                      --------------
TOTAL RIGHTS/WARRANTS
  (Cost $13,859)........................                       2,755
                                                      --------------
TOTAL -- FRANCE
  (Cost $82,486,293)....................                 115,937,686
                                                      --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)....................     691,000               0
                                                      --------------
SWITZERLAND -- (5.8%)
COMMON STOCKS -- (5.8%)
 *ABB, Ltd..............................     462,000       1,461,453
 Baloise-Holding........................     175,860       5,792,552
 *Ciba Spezialitaetenchemie Holding
   AG...................................       7,000         446,089
 Cie Financiere Richemont AG
   Series A.............................   1,155,900      18,415,520
 *Clariant AG...........................      12,800         116,459
 Credit Swisse Group....................     256,400       6,929,570
 Givaudan SA............................       2,952       1,167,264
 #*Holcim, Ltd..........................      33,720       5,747,595
 Jelmoli Holding AG.....................         500         355,106
 Luzerner Kantonalbank AG...............       9,427       1,223,224
 Pargesa Holding SA, Geneve.............       1,935       4,024,719
 Psp Swiss Property AG..................      18,600       2,263,538

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CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Rieters Holdings.......................       5,810  $    1,083,997
 *Schindler Holding AG..................      22,590       3,776,765
 Sig Holding AG.........................      44,130       5,048,540
 *Swiss Life AG.........................      64,180       6,689,369
 Syngenta AG............................      72,800       3,717,052
 UBS AG.................................      42,000       2,263,769
 Unaxis Holding AG......................      39,500       3,518,039
 Valora Holding AG......................       4,760         840,583
 *Zurich Financial SVCS AG..............      15,606       1,893,190
                                                      --------------
TOTAL -- SWITZERLAND
  (Cost $66,422,624)....................                  76,774,393
                                                      --------------
GERMANY -- (5.5%)
COMMON STOCKS -- (5.5%)
 Allianz AG.............................       5,000         376,658
 #BASF AG...............................     435,050      18,522,782
 #*BHW Holding AG.......................      34,600         358,111
 *Bankgesellschaft Berlin AG............     233,550         541,134
 Bayer AG...............................     168,100       3,450,020
 *Bayerische Vereinsbank AG.............     337,110       4,619,086
 Berliner Kraft & Licht Bewag AG........     158,800       2,484,052
 #Commerzbank AG........................     408,050       4,655,256
 Continental AG.........................      44,100         863,597
 DaimlerChrysler AG.....................      15,400         486,684
 #*Deutsche Bank AG.....................     359,305      21,235,270
 #*Deutsche Lufthansa AG................     305,250       3,317,310
 E.ON AG................................       7,600         391,513
 #Fresenius Medical Care AG.............      27,600       1,340,657
 Heidelberger Druckmaschinen AG.........       4,200          85,952
 #*Heidelberger Zement AG...............      28,301         766,261
 #*Hochtief AG..........................      56,150         911,354
 #Karstadt Quelle AG....................      20,000         396,359
 #Linde AG..............................      76,000       2,574,332
 #*MAN AG...............................      88,000       1,469,703
 *MG Technologies AG....................       2,100          21,784
 Merck KGAA.............................      36,000       1,210,952
 SCA Hygiene Products AG................       3,550       1,022,947
 ThyssenKrupp AG........................     108,750       1,138,355
 Volkswagen AG..........................      15,550         555,984
                                                      --------------
TOTAL -- GERMANY
  (Cost $91,931,250)....................                  72,796,113
                                                      --------------
NETHERLANDS -- (4.9%)
COMMON STOCKS -- (4.9%)
 #ABN-AMRO Holding NV...................   1,202,159      23,258,754
 Aegon NV...............................     201,159       1,899,824
 #DSM NV................................      74,537       3,418,968
 #Ing Groep NV..........................   1,512,531      24,371,571
 *Koninklijke KPN NV....................     278,922       1,945,342
 Koninklijke Numico NV..................      51,200         649,755
 Koninklijke Philips Electronics NV.....     405,906       7,929,642
 NV Holdingsmij de Telegraaf............       6,800         114,368
 Oce NV.................................       9,700          96,859
 #Vedior NV.............................      46,388         379,733
 Vnu NV.................................      44,428       1,290,138
                                                      --------------
TOTAL -- NETHERLANDS
  (Cost $44,824,045)....................                  65,354,954
                                                      --------------
AUSTRALIA -- (3.9%)
COMMON STOCKS -- (3.9%)
 #AMP, Ltd..............................     834,033       2,592,494
 AXA Asia Pacific Holdings, Ltd.........   2,279,150       3,252,619
 Australian Provincial Newspaper
   Holdings, Ltd........................     462,623       1,024,996
                                            SHARES        VALUE+
                                            ------        ------
 BHP Steel Ltd..........................     990,000  $    2,180,560
 Boral, Ltd.............................     747,698       2,387,473
 CSR, Ltd...............................   1,237,515       1,499,959
 Commonwealth Bank of Australia.........      48,143         885,960
 Insurance Australiz Group, Ltd.........   1,380,818       3,005,377
 Lion Nathan, Ltd.......................     699,800       2,667,755
 #MIM Holdings..........................   2,461,213       2,518,054
 Mayne Nickless, Ltd....................   1,006,249       1,691,770
 Mirvac, Ltd............................     763,448       2,179,062
 Orica, Ltd.............................     338,374       2,205,023
 Origin Energy, Ltd.....................     670,274       1,965,536
 Paperlinx, Ltd.........................     470,500       1,370,513
 #Publishing and Broadcasting, Ltd......     579,260       3,533,178
 QBE Insurance Group, Ltd...............     199,966       1,170,169
 Quantas Airways, Ltd...................   2,101,158       4,408,905
 Rinker Group, Ltd......................   1,155,484       3,463,681
 Santos, Ltd............................     763,757       2,627,878
 #Southcorp, Ltd........................     488,016         865,006
 Stockland Trust Group..................      20,641          71,558
 *WMC Resources, Ltd....................   1,478,132       3,708,430
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $45,647,905)....................                  51,275,956
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $45,682).......................                      48,014
                                                      --------------
TOTAL -- AUSTRALIA
  (Cost $45,693,587)....................                  51,323,970
                                                      --------------
ITALY -- (3.8%)
COMMON STOCKS -- (3.8%)
 #Banca Monte Dei Paschi di Siena SpA...   1,425,650       4,267,359
 *Banca Nazionale del Lavoro SpA........     733,000       1,274,198
 Banca Popolare di Lodi Scarl...........     175,923       1,709,075
 Banca Popolare di Milano...............     325,400       1,442,837
 Beni Stabili SpA, Roma.................     493,000         255,128
 Buzzi Unicem SpA.......................      63,000         466,809
 CIR SpA (Cie Industriale Riunite),
   Torino...............................     500,000         563,958
 #*Capitalia SpA........................   2,022,125       3,372,428
 #Compagnia Assicuratrice Unipol SpA....     254,000       1,185,995
 #*E.Biscom SpA.........................      16,000         472,337
 #Fiat SpA..............................     482,482       3,909,838
 IFIL Finanziaria Partecipazioni SpA....     355,187       1,029,752
 #*Ing C.Olivetti & C SpA, Ivrea........   2,565,000       3,240,038
 #Intesabci SpA.........................   6,301,917      20,160,442
 #Italcementi Fabriche Riunite Cemento
   SpA, Bergamo.........................     357,560       3,721,780
 #Parmalat Finanziaria SpA..............     468,000       1,376,082
 #*Pirelli SpA..........................   1,115,000       1,123,865
 SAI SpA (Sta Assicuratrice
   Industriale), Torino.................      40,000         605,947
 #Societe Cattolica di Assicurazoni
   Scarl SpA............................       8,800         238,568
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $49,664,779)....................                  50,416,436
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)............................      51,693          19,942
                                                      --------------
TOTAL -- ITALY
  (Cost $49,664,779)....................                  50,436,378
                                                      --------------

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
                                            SHARES        VALUE+
                                            ------        ------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
 Acerinox SA............................      65,340  $    2,474,534
 Arcelor SA.............................      30,000         330,613
 Aurea Concesiones de Infraestructuras
   del Estado SA........................     155,700       4,904,081
 #Autopistas Concesionaria Espanola
   SA...................................     525,316       7,661,270
 Banco de Andalucia.....................         900          62,453
 #*Banco de Sabadell SA.................      29,700         514,538
 Banco Pastor SA........................      59,400       1,536,279
 Cementos Portland SA...................       6,200         260,837
 #Corporacion Mapfre Compania
   Internacional de Reaseguros SA.......     108,900       1,139,925
 Ebro Puleva SA.........................      34,725         318,563
 Endesa SA, Madrid......................     190,892       3,053,410
 #Iberdrola SA..........................     535,000       9,350,419
 Iberia Lineas Aereas de Espana SA......     206,300         371,235
 Inmobiliaria Colonial SA ICSA..........       3,400          62,343
 Inmobiliaria Urbis SA..................      28,800         223,561
 Metrovacesa SA.........................     104,144       2,890,711
 Repsol SA..............................     108,500       1,715,092
 Sociedad General de Aguas de Barcelona
   SA...................................      31,900         407,079
 *Sol Melia SA..........................       6,400          30,711
 *Terra Networks SA.....................     129,700         825,269
 Union Fenosa SA........................     230,000       3,489,603
                                                      --------------
TOTAL -- SPAIN
  (Cost $26,608,123)....................                  41,622,526
                                                      --------------
HONG KONG -- (1.8%)
COMMON STOCKS -- (1.8%)
 Hang Lung Development Co., Ltd.........   1,765,000       1,471,067
 #Hang Lung Properties, Ltd.............   3,841,000       3,595,354
 #Hysan Development Co., Ltd............   1,419,274       1,119,221
 #Kerry Properties, Ltd.................   1,326,884       1,565,291
 Shangri-La Asia, Ltd...................   3,029,066       1,844,917
 #Sino Land Co., Ltd....................   5,024,183       1,433,408
 #Swire Pacific, Ltd. Series A..........   1,062,000       4,548,262
 *Tsim Sha Tsui Properties, Ltd.........     472,000         393,396
 Wharf Holdings, Ltd....................   3,251,214       6,232,484
 Wheelock and Co., Ltd..................   2,699,000       2,266,828
                                                      --------------
TOTAL -- HONG KONG
  (Cost $40,828,264)....................                  24,470,228
                                                      --------------
SWEDEN -- (1.8%)
COMMON STOCKS -- (1.8%)
 Drott Series AB........................      17,900         205,081
 Gambro AB Series A.....................     275,600       1,578,780
 Gambro AB Series B.....................     103,500         599,564
 Holmen AB Series A.....................       6,300         174,366
 Holmen AB Series B.....................      63,100       1,697,689
 SSAB Swedish Steel Series A............      82,000       1,161,152
 SSAB Swedish Steel Series B............      29,000         388,252
 Skandinaviska Enskilda Banken
   Series A.............................     196,000       2,081,577
 Skandinaviska Enskilda Banken
   Series C.............................       9,800          93,355
 Svenska Cellulosa AB Series A..........      19,000         654,274
 Svenska Cellulosa AB Series B..........      90,500       3,122,236
 Svenska Kullagerfabriken AB
   Series A.............................      22,650         629,802
 Svenska Kullagerfabriken AB
   Series B.............................      29,700         823,922
                                            SHARES        VALUE+
                                            ------        ------
 Volvo AB Series A......................     152,500  $    3,072,321
 Volvo AB Series B......................     333,100       7,032,356
                                                      --------------
TOTAL -- SWEDEN
  (Cost $21,723,613)....................                  23,314,727
                                                      --------------
FINLAND -- (1.7%)
COMMON STOCKS -- (1.7%)
 Fortum Oyj.............................   1,071,385       8,404,848
 Huhtamaki Van Leer Oyj.................       2,300          24,265
 Kemira Oyj.............................      61,300         476,563
 Kesko Oyj..............................     116,100       1,401,000
 M-real Oyj Series B....................     218,700       1,774,828
 Metso Oyj..............................     171,757       1,636,281
 Outokumpu Oyj Series A.................     351,300       2,921,164
 Stora Enso Oyj Series R................     547,800       5,701,955
                                                      --------------
TOTAL -- FINLAND
  (Cost $19,344,042)....................                  22,340,904
                                                      --------------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
 #Banque Nationale de Belgique..........         749       3,470,415
 Bekaert SA.............................       2,000          93,762
 #Delhaize Freres & cie le Lion SA
   Molenbeek-Saint Jean.................       8,300         268,551
 Groupe Bruxelles Lambert...............      55,500       2,480,476
 *Heidelberger Zement AG................       7,985         219,864
 *ING Bank Belgium NV...................         128               4
 Nationale a Portefeuille...............       4,029         439,748
 Sofina SA..............................      10,500         419,882
 #Suez (ex Suez Lyonnaise des Eaux).....      95,400       1,648,271
 Tessenderlo Chemie.....................      14,400         474,727
 Union Miniere SA.......................      40,200       1,845,841
                                                      --------------
TOTAL -- BELGIUM
  (Cost $10,244,703)....................                  11,361,541
                                                      --------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
 Danisco A.S............................      26,130         993,447
 Danske Bank A.S........................     329,253       6,884,897
 *Jyske Bank A.S........................      16,350         634,567
 Nordea AB..............................     475,918       2,405,009
 Tele Danmark A.S.......................      11,250         328,808
                                                      --------------
TOTAL -- DENMARK
  (Cost $6,905,041).....................                  11,246,728
                                                      --------------
IRELAND -- (0.8%)
COMMON STOCKS -- (0.8%)
 Allied Irish Banks P.L.C...............     107,588       1,613,364
 CRH P.L.C..............................     170,836       2,652,234
 *Elan Corp. P.L.C......................     612,513       3,493,940
 Irish Permanent P.L.C..................     186,115       2,298,419
                                                      --------------
TOTAL -- IRELAND
  (Cost $8,407,849).....................                  10,057,957
                                                      --------------
SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
 Capitaland, Ltd........................     517,000         348,718
 City Developments, Ltd.................     214,000         486,080
 DBS Group Holdings, Ltd................     218,000       1,231,631
 Fraser & Neave, Ltd....................     408,100       2,046,841
 Haw Par Brothers International, Ltd....       2,698           5,911
 Keppel Corp., Ltd......................     855,000       2,168,787
 *Neptune Orient Lines, Ltd.............     175,000         133,171

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CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Overseas Chinese Banking Corp., Ltd....      94,000  $      498,556
 United Overseas Bank, Ltd..............      66,000         422,343
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $7,316,437).....................                   7,342,038
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $11,752).......................                      11,731
                                                      --------------
TOTAL -- SINGAPORE
  (Cost $7,328,189).....................                   7,353,769
                                                      --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A..............     105,892       2,705,613
 #Den Norske Bank ASA Series A..........     589,194       3,204,543
 #Norsk Hydro ASA.......................      16,700         738,609
 Norske Skogindustrier ASA Series A.....      16,900         239,892
 *Storebrand ASA........................      41,900         184,690
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $6,187,564).....................                   7,073,347
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $22,136).......................                      22,271
                                                      --------------
TOTAL -- NORWAY
  (Cost $6,209,700).....................                   7,095,618
                                                      --------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Agricultural Bank of Greece S.A.......     121,100         951,435
 Alpha Credit Bank......................      29,200         454,018
 Bank of Piraeus S.A....................       4,600          30,838
 Commercial Bank of Greece..............      36,800         521,980
 EFG Eurobank Ergasias S.A..............      60,097         807,193
 Hellenic Petroleum S.A.................     135,530         962,788
 National Bank of Greece................      23,200         376,552
                                                      --------------
TOTAL -- GREECE
  (Cost $4,058,902).....................                   4,104,804
                                                      --------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
 Banco Comercial Portugues SA...........     195,400         319,446
 Cimpor Cimentos de Portugal SA.........     503,265       1,941,463
 Portugal Telecom SA....................      50,082         382,872
 *Sonae SGPS SA.........................   1,864,000         898,852
                                                      --------------
TOTAL -- PORTUGAL
  (Cost $3,656,537).....................                   3,542,633
                                                      --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Auckland International Airport, Ltd....      51,433         162,729
 Carter Holt Harvey, Ltd................   1,909,000       1,741,424
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $2,508,586).....................                   1,904,153
                                                      --------------
                                            SHARES        VALUE+
                                            ------        ------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $41,043).......................              $       42,238
                                                      --------------
TOTAL -- NEW ZEALAND
  (Cost $2,549,629).....................                   1,946,391
                                                      --------------
AUSTRIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 Voest-Alpine Stahl AG..................      44,787       1,511,793
 Wienerberger AG........................      16,123         292,787
                                                      --------------
TOTAL -- AUSTRIA
  (Cost $1,522,795).....................                   1,804,580
                                                      --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $775,751)......................                     796,812
                                                      --------------

                                             FACE
                                            AMOUNT
                                            ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (13.7%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $13,657,000 U.S.
   Treasury Notes 1.875%, 09/30/04,
   valued at $13,827,713) to be
   repurchased at $13,624,362
   (Cost $13,623,000)...................  $   13,623      13,623,000
 Repurchase agreements in a Pooled Cash
   Account, Deutsche Bank and Mizuho
   Securities, rates ranging from 1.20%
   to 1.27%, 06/02/03 (Collateralized by
   $185,789,000 U.S. Treasury
   Obligations, rates ranging from 1.22%
   to 6.375%, maturities ranging from
   05/15/05 to 08/15/28, valued at
   $167,960,780) to be repurchased at
   $174,561,322 (.)
   (Cost $167,960,780)..................     167,961     167,960,780
                                                      --------------
TOTAL TEMPORARY CASH INVESTMENTS --
  (Cost $181,583,780)...................                 181,583,780
                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,392,350,509)++...............              $1,328,457,537{/\}
                                                      ==============

--------------------

  +  See Note B to Financial Statements
  #  Total or Partial Securities on Loan
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $1,392,427,105
{/\} Includes $158,994,319 of securities on loan. (See Note J)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                          SHARES       VALUE+
                                          ------       ------
JAPAN -- (75.7%)
COMMON STOCKS -- (75.6%)
 #*AOC Holdings, Inc....................  66,300    $    248,337
 *ASK Corp., Yokohama...................  64,000          34,246
 Achilles Corp..........................  549,000        651,795
 #Advan Co., Ltd........................  36,000         255,842
 Aica Kogyo Co., Ltd....................  164,000      1,295,765
 *Aichi Corp............................  57,000         135,822
 Aichi Machine Industry Co., Ltd........  112,000        177,919
 Aichi Tokei Denki Co., Ltd.............  67,000         141,165
 Aida Engineering, Ltd..................  98,000         237,615
 Aigan Co., Ltd.........................  15,000          87,287
 Aiphone Co., Ltd.......................  27,400         314,995
 Airport Facilities Co., Ltd............  79,970         254,075
 Aisan Industry Co., Ltd................  42,000         324,819
 *Akai Electric Co., Ltd................  363,000          3,035
 Akebono Brake Industry Co., Ltd........  141,000        483,341
 Allied Telesis KK......................   8,000         195,978
 Aloka Co., Ltd.........................  43,000         305,949
 Alpha Systems Inc......................   8,000         112,571
 Alps Logistics Co., Ltd................  13,000          89,127
 Altech Co., Ltd........................  14,000          50,449
 Amada Machinics Co., Ltd...............  163,414        271,890
 Amatsuji Steel Ball Manufacturing Co.,
   Ltd..................................  12,000          73,040
 Ando Corp..............................  120,000        149,492
 Anest Iwata Corp.......................  74,000         104,561
 Anrakutei Co., Ltd.....................  13,000          69,562
 Aoi Advertising Promotion, Inc.........  14,000          66,954
 Aoki International Co., Ltd............  61,200         312,127
 *Apic Yamada Corp......................   7,000          12,056
 *Arai-Gumi, Ltd........................  34,450          41,477
 *Araya Industrial Co., Ltd.............  84,000          68,827
 #Argo 21 Corp..........................  13,200          71,184
 Aronkasei Co., Ltd.....................  53,000         144,016
 #Asahi Denka Kogyo KK..................  169,000      1,052,673
 #Asahi Diamond Industrial Co., Ltd.....  99,000         364,199
 Asahi Kogyosha Co., Ltd................  48,000         115,580
 Asahi Organic Chemicals Industry Co.,
   Ltd..................................  123,000        233,443
 #*Asahi Soft Drinks Co., Ltd...........  69,000         302,872
 *Asahi Tec Corp........................  86,000         110,012
 *Asahi Techno Glass Corp...............  34,000          59,696
 Asanuma Corp...........................  96,000         131,633
 #Ashimori Industry Co., Ltd............  84,000         128,523
 Asia Securities Printing Co., Ltd......  16,000          73,575
 #Asics Corp............................  333,000        512,286
 Atom Corp..............................   3,000          32,206
 Atsugi Nylon Industrial Co., Ltd.......  258,000        174,725
 Aucnet, Inc............................  15,000          95,690
 *Azel Corp., Tokyo.....................  89,000          40,182
 Azwell, Inc............................  93,400         433,402
 Bando Chemical Industries, Ltd.........  213,000        482,614
 Bank of Okinawa, Ltd...................  24,300         408,369
 Bank of the Ryukyus, Ltd...............  30,280         362,535
 #Best Denki Co., Ltd...................  132,000        569,474
 Bull Dog Sauce Co., Ltd................  15,000          94,060
                                          SHARES       VALUE+
                                          ------       ------
 Bunka Shutter Co., Ltd.................  134,000   $    402,207
 C Two-Network Co., Ltd.................  10,000         201,497
 #CAC Corp..............................  11,000          63,919
 #CKD Corp..............................  113,000        334,451
 #CMK Corp..............................  62,000         262,815
 CTI Engineering Co., Ltd...............  19,000          86,735
 Cabin Co., Ltd.........................  67,000          78,425
 #Calpis Co., Ltd.......................  115,000        576,899
 #Canon Aptex, Inc......................  45,070         348,562
 Canon Electronics, Inc.................  40,000         394,632
 *Carolina Co., Ltd.....................  40,000          22,407
 *Catena Corp...........................  18,000          32,958
 Central Finance Co., Ltd...............  180,000        648,635
 Central Security Patrols Co., Ltd......  12,000          57,088
 Cesar Co...............................  79,000             660
 #*Chiba Kogyo Bank, Ltd................  53,200         258,427
 #Chino Corp............................  70,000         191,380
 *Chisan Tokan Co., Ltd.................  64,000          24,079
 #Chiyoda Co., Ltd......................  58,000         482,505
 Chofu Seisakusho Co., Ltd..............  25,000         353,246
 *Chori Co., Ltd........................  175,000        111,199
 Chuetsu Pulp and Paper Co., Ltd........  145,000        283,684
 #Chugai Ro Co., Ltd....................  139,000        165,027
 #Chugoku Marine Paints, Ltd............  111,000        354,517
 Chugokukogyo Co., Ltd..................  45,000          56,060
 Chuo Gyorui Co., Ltd...................  35,000          50,625
 Chuo Spring Co., Ltd., Nagoya..........  80,000         268,885
 #*Clarion Co., Ltd.....................  171,000        293,090
 #Cleanup Corp..........................  71,000         635,768
 *Co-Op Chemical Co., Ltd...............  80,000          54,847
 Colowide Co., Ltd......................  14,000         104,644
 #*Columbia Music Entertainment, Inc....  134,000        120,998
 Computer Engineering & Consulting,
   Ltd..................................  25,000         240,165
 #Cosel Co., Ltd........................  27,000         506,793
 #*Cosmo Securities Co., Ltd............  444,000        241,294
 Credia Co., Ltd........................  14,000         141,633
 Cresco, Ltd............................   7,000          52,088
 *D'urban, Inc..........................  114,000        147,736
 #Dai Nippon Toryo, Ltd.................  193,000        221,069
 Dai-Dan Co., Ltd.......................  57,000         226,370
 Daido Kogyo Co., Ltd...................  60,000         103,340
 *Daido Steel Sheet Corp................  84,000         139,760
 Daidoh, Ltd............................  54,000         304,753
 Daihen Corp............................  168,000        189,624
 #Daiho Corp............................  96,000         126,817
 Daiichi Cement Co., Ltd................  33,000          57,389
 Dai-Ichi Jitsugyo Co., Ltd.............  80,000         145,144
 *Dai-Ichi Katei Denki Co., Ltd.........  91,000             761
 Dai-Ichi Kogyo Seiyaku Co., Ltd........  47,000          95,489
 Daiken Corp............................  195,000        405,961
 #Daiki Co., Ltd........................  31,000         363,120
 Daiko Shoken Business Co., Ltd.........   6,000          14,147
 #*Daikyo, Inc..........................  444,000        282,129
 #Daimei Telecom Engineering Corp.......  51,000         147,962
 Dainichi Co., Ltd......................  15,200          59,730

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 #Dainichiseika Colour & Chemicals
   Manufacturing Co., Ltd...............  163,000   $    630,985
 Dainippon Shigyo Co., Ltd..............  16,000          65,549
 Daiseki Co., Ltd.......................  26,400         392,893
 #Daiso Co., Ltd........................  112,000        219,121
 *Daisue Construction Co., Ltd..........  92,500          44,856
 Daisyo Corp............................  24,000         194,239
 *Daito Woolen Spinning & Weaving Co.,
   Ltd., Tokyo..........................  42,000          23,527
 Daiwa Industries, Ltd..................  64,000         162,134
 Daiwa Kosho Lease Co., Ltd.............  157,000        360,980
 #*Daiwa Seiko, Inc.....................  145,000        129,719
 #Daiwabo Co., Ltd......................  162,000        138,155
 Daiwabo Information System Co., Ltd....  22,000         167,384
 *Dantani Corp..........................  68,000             569
 Danto Corp.............................  42,000         127,118
 Data Communication System Co., Ltd.....   9,000         132,361
 Denki Kogyo Co., Ltd...................  95,000         262,113
 Densei-Lambda K.K......................  26,484         148,579
 #Denyo Co., Ltd........................  38,000         164,257
 *Descente, Ltd.........................  95,000         119,142
 *Dia Kensetsu Co., Ltd.................  31,000          16,329
 Diamond Computer Service Co., Ltd......  18,000          81,267
 *Dijet Industrial Co., Ltd.............  34,000          36,671
 #Doshisha Co., Ltd.....................  15,000         234,397
 *Dynic Corp............................  52,000          49,998
 Eagle Industry Co., Ltd................  78,000         268,684
 *Eco-Tech Construction Co., Ltd........  68,000          13,076
 #Edion Corp............................  112,316        543,714
 #Eiken Chemical Co., Ltd...............  24,000         131,633
 Elna Co., Ltd..........................  22,000          43,226
 #Enplas Corp...........................  18,000         422,139
 *Enshu, Ltd............................  69,000          86,535
 Ensuiko Sugar Refining Co., Ltd........  51,000          98,073
 #Exedy Corp............................  71,000         711,751
 #*FDK Corp.............................  105,000        170,311
 #*First Baking Co., Ltd................  67,000          75,064
 Fontaine Co., Ltd......................   5,000          45,985
 Foster Electric Co., Ltd...............  32,000         130,831
 France Bed Co., Ltd....................  193,000        437,298
 #*Fudo Construction Co., Ltd...........  201,000        151,248
 Fuji Kiko Co., Ltd.....................  51,000          96,367
 *Fuji Kisen Kaisha, Ltd................   8,000          11,705
 *Fuji Kosan Co., Ltd...................  130,000         69,562
 Fuji Kyuko Co., Ltd....................  107,000        409,732
 #*Fuji Spinning Co., Ltd., Tokyo.......  163,000        118,565
 #Fujicco Co., Ltd......................  42,000         352,912
 *Fujii & Co., Ltd......................  44,000             368
 *Fujiko Co., Ltd.......................  55,000             920
 #Fujikura Kasei Co., Ltd...............  15,000          60,700
 #Fujirebio, Inc........................  75,000         585,678
 Fujita Kanko, Inc......................  132,000        504,360
 #Fujitec Co., Ltd......................  126,000        464,579
 Fujitsu Business Systems, Ltd..........  32,500         276,619
 Fujitsu Denso, Ltd.....................  36,000         155,311
 Fujitsu Devices, Inc...................  32,000         215,911
 *Fujitsu General, Ltd..................  111,000        265,424
 Fujitsu Kiden, Ltd.....................  16,000          90,163
 #*Fujiya Co., Ltd......................  190,000        212,867
 #Fukuda Corp...........................  65,000         205,970
 Fukushima Bank, Ltd....................  117,000        113,473
                                          SHARES       VALUE+
                                          ------       ------
 *Fukusuke Corp.........................  95,000    $     48,451
 *Furukawa Battery Co., Ltd.............  45,000          74,119
 *Furukawa Co., Ltd.....................  208,000        121,734
 Fuso Lexel Inc.........................   8,000          33,644
 #Fuso Pharmaceutical Industries, Ltd...  99,000         312,880
 *Ga-jo-en Kanko KK.....................  37,000               0
 *Gakken Co., Ltd.......................  126,000        136,951
 Genki Sushi Co., Ltd...................   3,000          36,821
 Geostar Corp...........................  10,000          29,012
 Godo Shusei Co., Ltd...................  74,000         169,525
 *Godo Steel, Ltd.......................  199,000        188,010
 #*Goldwin, Inc.........................  47,000          74,269
 #Gourmet Kineya Co., Ltd...............  31,000         222,900
 *Graphtec Corp.........................  39,000          31,955
 #Gun-Ei Chemical Industry Co., Ltd.....  127,000        249,530
 #*Gunze Sangyo, Inc., Tokyo............  90,000         142,971
 Hac Kimisawa Co., Ltd..................  41,000         303,374
 Hagoromo Foods Corp....................  14,000         112,487
 *Hakone Tozan Railway Co., Ltd.........  52,000         133,473
 Hakuto Co., Ltd........................  25,000         261,277
 Hakuyosha Co., Ltd.....................  57,000         172,994
 Hanwa Co., Ltd.........................  405,000        734,794
 Happinet Corp..........................  15,000         119,142
 Harashin Co., Ltd......................   8,000          56,185
 Harima Chemicals, Inc..................  37,000         124,978
 Harumoto Corp..........................  32,000          47,623
 *Hayashikane Sangyo Co., Ltd...........  128,000         92,036
 Hibiya Engineering, Ltd................  56,000         300,121
 *Higashi-Nippon Bank, Ltd..............  43,000         127,269
 *Hirabo Corp...........................  79,000          29,723
 Hisaka Works, Ltd......................  41,000         161,456
 Hitachi Business Solution Co., Ltd.....  10,000          75,164
 Hitachi Kiden Kogyo, Ltd...............  20,000          65,047
 Hitachi Koki Co., Ltd..................  153,000        492,496
 Hitachi Kokusai Electric, Inc..........  76,000         276,410
 Hitachi Medical Corp...................  53,000         596,003
 Hitachi Metals Techno, Ltd.............  12,000          28,694
 Hitachi Plant Engineering &
   Construction Co., Ltd................  146,000        373,529
 Hitachi Powdered Metal Co., Ltd........  46,000         231,913
 *Hitachi Seiki Co., Ltd................  108,000            903
 Hitachi Tool Engineering, Ltd..........  30,000         126,918
 #Hochiki Corp..........................  42,000         105,698
 #*Hodogaya Chemical Co., Ltd...........  100,000        148,823
 *Hohsui Corp...........................  56,000          51,035
 Hokkai Can Co., Ltd., Tokyo............  83,000         149,199
 #*Hokkaido Bank, Ltd...................  505,000        460,223
 Hokkaido Coca Cola Bottling Co., Ltd...  26,000         126,082
 Hokkaido Gas Co., Ltd..................  87,000         221,855
 Hokko Chemical Industry Co., Ltd.......  41,000         140,203
 *Hoko Fishing Co., Ltd.................  79,000             660
 #*Hokuriku Electric Industry Co.,
   Ltd..................................  112,000        115,179
 Hokuriku Electrical Construction Co.,
   Ltd..................................  36,000          90,598
 Hokuriku Gas Co., Ltd..................  64,000         147,151
 *Hokushin Co., Ltd.....................  39,900          25,687
 Homac Corp.............................  60,000         431,420
 #Honen Ajinomoto Oil Mills, Inc........  173,000        263,250
 Honshu Chemical Industry Co., Ltd......   3,000          10,459
 #Horiba, Ltd...........................  54,000         428,009
 Horipro, Inc...........................  16,000          84,946
 *Hosokawa Micron Corp..................  40,000         123,741

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *Howa Machinery, Ltd...................  181,000   $    121,065
 I-Net Corp.............................  12,000          36,721
 ISE Chemicals Corp.....................  17,000          42,925
 *Ichida and Co., Ltd...................  23,400          15,652
 Ichikawa Co., Ltd......................  49,000         117,988
 *Ichiken Co., Ltd......................  48,000          34,514
 Ichikoh Industries, Ltd................  141,000        274,679
 Ichiyoshi Securities Co., Ltd..........  54,000         106,099
 Idec Izumi Corp........................  47,000         173,295
 Ihara Chemical Industry Co., Ltd.......  80,000         145,144
 Iino Kaiun Kaisha, Ltd.................  161,000        301,526
 *Ikegami Tsushinki Co., Ltd............  102,000        158,622
 Impact 21 Co., Ltd.....................  19,000         288,959
 Inaba Denki Sangyo Co., Ltd............  38,000         466,720
 #Inaba Seisa Kusho Co., Ltd............  18,700         265,166
 Inabata and Co., Ltd., Osaka...........  70,000         306,676
 Inageya Co., Ltd.......................  77,000         616,747
 Intec, Inc.............................  35,000         142,803
 *Inui Steamship Co., Ltd...............  31,000          16,588
 *Iseki & Co., Ltd......................  279,000        270,591
 Ishii Hyoki Co., Ltd...................   3,600          27,089
 #*Ishii Iron Works Co., Ltd............  52,000          59,997
 *Ishikawa Seisakusho, Ltd..............  75,000          53,927
 Ishikawajima Transport Machinery Co.,
   Ltd..................................  16,000          24,213
 *Ishizuka Glass Co., Ltd...............  49,000          73,743
 Itochu Enex Co., Ltd...................  119,000        442,749
 Itochu Warehouse Co., Ltd..............  15,000          20,317
 Itoki Crebio Corp......................  56,000         116,584
 Iuchi Seieido Co., Ltd.................  18,700         223,578
 Iwasaki Electric Co., Ltd..............  110,000        311,776
 #*Iwatsu Electric Co., Ltd.............  145,000        172,150
 *Izukyu Corp...........................   5,000          77,338
 #Izumiya Co., Ltd......................  123,000        538,874
 #*Izutsuya Co., Ltd....................  123,000        177,911
 JMS Co., Ltd...........................  49,000         136,014
 *Jac Holdings Co., Ltd.................  11,000          44,605
 Jamco Corp.............................  18,000          42,590
 *Janome Sewing Machine Co., Ltd........  224,000        162,936
 Japan Aviation Electronics Industry,
   Ltd..................................  130,000        809,749
 Japan Business Computer Co., Ltd.......  34,000         171,414
 #Japan Carlit Co., Ltd.................  28,000         175,578
 #Japan Digital Laboratory Co., Ltd.....  35,600         248,832
 #Japan Foundation Engineering Co.,
   Ltd..................................  49,200         100,782
 Japan Information Processing Service
   Co., Ltd.............................  26,000         194,340
 #Japan Kenzai Co., Ltd.................   4,840          29,500
 Japan Maintenance Co., Ltd.............  27,000         117,161
 #Japan Medical Dynamic Marketing
   Inc..................................  18,700         255,473
 *Japan Metals & Chemicals Co., Ltd.....  190,000          1,589
 Japan Oil Transportation Co., Ltd......  45,000          82,020
 #Japan Pulp and Paper Co., Ltd.........  99,000         283,909
 *Japan Steel Works, Ltd................  461,000        404,707
 #*Japan Storage Battery Co., Ltd.......  187,000        287,680
 Japan Transcity Corp...................  79,000         149,935
 #Japan Vilene Co., Ltd.................  101,000        298,089
 #Japan Wool Textile Co., Ltd...........  138,000        507,671
 Jastec Co., Ltd........................   8,000         104,009
 Jeans Mate Corp........................  12,740         112,482
                                          SHARES       VALUE+
                                          ------       ------
 #Jeol, Ltd.............................  97,000    $    278,985
 Jidosha Denki Kogyo Co., Ltd...........  10,000          15,551
 Joban Kosan Co., Ltd...................  101,000        121,600
 Joint Corp.............................  15,500          80,996
 #*Joshin Denki Co., Ltd................  98,000         203,202
 Jsp Corp...............................  16,000          81,602
 #*Jujiya Co., Ltd......................  161,000         55,190
 Juken Sangyo Co., Ltd..................  86,000         516,985
 *Juki Corp.............................  153,000        323,640
 *Jyomo Co., Ltd........................  48,000          53,376
 K.R.S. Corp............................   8,000          73,776
 KTK Telecommunications Engineering Co.,
   Ltd..................................  45,202         200,301
 Kabuki-Za Co., Ltd.....................  15,000         501,651
 Kadokawa Shoten Publishing Co., Ltd....  27,000         498,892
 #Kaga Electronics Co., Ltd.............  33,000         400,067
 Kagawa Bank, Ltd.......................  83,350         418,126
 Kahma Co., Ltd.........................  46,000         301,141
 *Kakuei (L.) Corp......................  100,000            836
 *Kamagai Gumi Co., Ltd.................  439,000         69,738
 Kameda Seika Co., Ltd..................  19,000         100,079
 Kamei Corp.............................  47,000         195,301
 Kanaden Corp...........................  43,000         147,042
 Kanagawa Chuo Kotsu Co., Ltd...........  90,000         544,041
 #Kanamoto Co., Ltd.....................  43,000         169,692
 #*Kanematsu Corp.......................  402,500        387,003
 Kanematsu Electronics, Ltd.............  38,000         278,952
 #*Kanematsu-NNK Corp...................  60,000         112,370
 Kanto Auto Works, Ltd., Yokosuka.......  78,000         446,720
 #*Kanto Bank, Ltd......................  19,100         144,042
 #Kanto Denka Kogyo Co., Ltd............  83,000         226,228
 Kanto Natural Gas Development Co.,
   Ltd..................................  104,000        428,678
 #*Kanto Special Steel Works, Ltd.......  84,000          23,879
 Kasai Kogyo Co., Ltd...................  28,000          50,332
 Kasei (C.I.) Co., Ltd..................  46,000         152,301
 #Kasumi Co., Ltd.......................  132,000        588,236
 Katakura Chikkarin Co., Ltd............  17,000          37,381
 #Katakura Industries Co., Ltd..........  49,000         262,606
 Kato Sangyo Co., Ltd...................  51,000         396,555
 Kato Spring Works Co., Ltd.............  78,000         108,908
 Kato Works Co., Ltd....................  82,000         115,179
 *Katsumura Construction Co., Ltd.......  48,600          38,602
 Kawada Industries, Inc.................  76,000         160,762
 *Kawai Musical Instruments
   Manufacturing Co., Ltd...............  99,000         124,159
 Kawashima Textile Manufacturers,
   Ltd..................................  126,000        129,577
 *Kawasho Corp..........................  549,000        587,534
 Kawasho Gecoss Corp....................  45,000         153,882
 Kawasumi Laboratories, Inc.............  26,000         152,168
 Kayaba Industry Co., Ltd...............  321,000        775,628
 Keihin Co., Ltd........................  100,000        132,938
 Keiyo Co., Ltd.........................  139,900        638,647
 #*Kenwood Corp.........................  201,000        457,105
 #Key Coffee, Inc.......................  33,000         418,001
 Kibun Food Chemifa Co., Ltd............  35,000         162,410
 *Kimmon Manufacturing Co., Ltd.........  41,000          28,795
 *Kimura Chemical Plants Co., Ltd.......  27,000          32,281
 *Kinki Nippon Tourist Co., Ltd.........  133,000        239,079
 #Kinki Sharyo Co., Ltd., Nagaokakyo....  101,000        248,267

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Kinseki, Ltd...........................  44,000    $    238,385
 #*Kinsho-Mataichi Corp.................  21,000          30,199
 #*Kinugawa Rubber Industrial Co.,
   Ltd..................................  83,000          87,438
 Kioritz Corp...........................  96,000         292,964
 #Kishu Paper Co., Ltd..................  125,000        182,894
 Kisoji Co., Ltd........................  22,000         251,996
 *Kitagawa Iron Works Co., Ltd..........  124,000        121,299
 Kita-Nippon Bank, Ltd..................   8,506         314,339
 Kitano Construction Corp...............  97,000         142,736
 Kitz Corp..............................  234,000        260,206
 Koa Corp...............................  58,000         290,958
 #Koatsu Gas Kogyo Co., Ltd.............  78,000         211,948
 Kobayashi Yoko Co., Ltd................   8,000         140,128
 Koito Industries, Ltd..................   8,000          20,400
 #Kojima Co., Ltd.......................  40,000         238,786
 *Kokune Corp...........................  42,000             351
 Kokusai Kogyo Co., Ltd.................  47,000         141,466
 Komai Tekko, Inc.......................  53,000         130,722
 Komatsu Construction Co., Ltd..........  29,000          58,676
 *Komatsu Electronics Metals Co., Ltd...  25,000         120,605
 Komatsu Seiren Co., Ltd................  53,000         112,997
 Komatsu Wall Industry Co., Ltd.........  14,000         135,780
 Konaka Co., Ltd........................  27,000         192,333
 Kondotec, Inc..........................   1,500           6,634
 Konishi Co., Ltd.......................  28,000         248,852
 Kosaido Co., Ltd.......................  34,000         305,873
 *Kosei Securities Co., Ltd.............  137,000        112,253
 #Krosaki Corp..........................  96,000         121,199
 Kumiai Chemical Industry Co., Ltd.,
   Tokyo................................  108,000        175,177
 Kurabo Industries, Ltd.................  306,000        404,231
 #Kurimoto, Ltd.........................  166,000        288,684
 #Kuroda Electric Co., Ltd..............  18,000         322,060
 #Kyoden Co., Ltd.......................  68,000         169,424
 Kyodo Printing Co., Ltd................  112,000        307,144
 #Kyodo Shiryo Co., Ltd.................  145,000        153,965
 Kyoei Sangyo Co., Ltd..................  44,000          89,026
 Kyoei Tanker Co., Ltd..................  53,000          84,637
 Kyokuto Boeki Kaisha, Ltd..............  36,000          71,636
 Kyokuto Kaihatsu Kogyo Co., Ltd........  38,300         255,536
 Kyokuyo Co., Ltd.......................  167,000        188,495
 #Kyoritsu Maintenance Co., Ltd.........   8,580         121,880
 Kyosan Electric Manufacturing Co.,
   Ltd..................................  78,000         200,861
 Kyowa Electronic Instruments Co.,
   Ltd..................................  30,000          62,456
 Kyowa Leather Cloth Co., Ltd...........  32,000         142,335
 Kyudenko Corp..........................  103,000        359,968
 #Laox Co., Ltd.........................  21,000          41,261
 Life Corp..............................  97,000       1,009,698
 *Lonseal Corp..........................  18,000          13,244
 #MR Max Corp...........................  56,300         156,278
 Maeda Road Construction Co., Ltd.......  105,000        422,265
 Maezawa Industries, Inc................  27,700          95,417
 Maezawa Kaisei Industries Co., Ltd.....  20,600         225,626
 Maezawa Kyuso Industries Co., Ltd......  10,000          50,249
 *Magara Construction Co., Ltd..........  61,000         100,982
 Makino Milling Machine Co., Ltd........  114,000        284,988
 *Mamiya-Op Co., Ltd....................  58,000          83,893
 Mars Engineering Corp..................  13,000         331,508
 Marubun Corp...........................  37,800         146,011
 Marudai Food Co., Ltd..................  164,000        198,821
                                          SHARES       VALUE+
                                          ------       ------
 *Maruei Department Store Co., Ltd......  72,000    $    142,670
 Maruetsu, Inc..........................  189,000        831,186
 Maruha Corp............................  434,000        497,120
 #Marusan Securities Co., Ltd...........  106,000        212,700
 Maruwa Co., Ltd........................  13,000          97,822
 Maruwn Corp............................  44,000          87,923
 #Maruya Co., Ltd.......................  14,000          82,288
 Maruyama Manufacturing Co., Inc........  73,000          90,941
 #*Maruzen Co., Ltd.....................  179,000        383,128
 Maruzen Co., Ltd.......................   5,000          18,394
 Maruzen Showa Unyu Co., Ltd............  122,000        259,086
 Maspro Denkoh Corp.....................  27,000         257,573
 Matsuda Sangyo Co., Ltd................  27,000         179,917
 Matsui Construction Co., Ltd...........  40,000          93,976
 Matsuo Bridge Co., Ltd.................  37,000          56,921
 #Matsuya Co., Ltd......................  74,000         301,308
 Matsuya Foods Co., Ltd.................  20,000         362,861
 #Matsuzakaya Co., Ltd..................  127,077        310,242
 #*Meidensha Corp.......................  378,150        518,512
 Meiji Shipping Co., Ltd................  47,000          67,589
 *Meisei Industrial Co., Ltd............  29,000          46,068
 #Meito Sangyo Co., Ltd.................  38,000         490,548
 Meito Transportation Co., Ltd..........   9,000          75,097
 #Meiwa Estate Co., Ltd.................  34,000         214,623
 *Meiwa Trading Co., Ltd................  55,000          64,379
 Melco, Inc.............................   9,000         161,030
 Mercian Corp...........................  212,000        384,633
 #Milbon Co., Ltd.......................  13,200         295,774
 #Mimasu Semiconductor Industry Co.,
   Ltd..................................  30,000         321,558
 Miroku Jyoho Service Co., Ltd..........  12,000          53,075
 *Misawa Homes Co., Ltd.................  262,900        219,807
 #Misawa Resort Co., Ltd................  40,000          78,592
 *Mito Securities Co., Ltd..............  63,000          96,392
 Mitsuba Corp...........................  47,000         165,043
 *Mitsubishi Cable Industries, Ltd......  241,000        195,452
 *Mitsubishi Kakoki Kaisha, Ltd.........  117,000        164,341
 Mitsubishi Pencil Co., Ltd.............  61,000         402,399
 #Mitsubishi Plastics, Inc..............  310,000        469,127
 Mitsubishi Shindoh Co., Ltd............  82,000         141,917
 Mitsubishi Steel Manufacturing Co.,
   Ltd..................................  253,000        241,144
 Mitsuboshi Belting, Ltd................  153,000        417,023
 #Mitsui High-Tec, Inc..................  58,000         630,408
 #Mitsui Home Co., Ltd..................  97,000         328,456
 #*Mitsui Matsushima Co., Ltd...........  90,000         133,941
 *Mitsui Mining Co., Ltd................  225,000        107,228
 #Mitsui Sugar Co., Ltd.................  116,000        185,243
 Mitsui-Soko Co., Ltd...................  204,000        402,525
 Mitsumura Printing Co., Ltd............  49,000         159,776
 Mitsuuroko Co., Ltd....................  76,000         454,964
 Miura Co., Ltd.........................  31,000         375,820
 Miura Printing Corp....................  16,000          44,279
 Miyaji Iron Works Co., Ltd.............  90,000         150,495
 #Miyoshi Oil & Fat Co., Ltd............  120,000        204,674
 #Miyuki Keori Co., Ltd.................  50,000         108,691
 Mizuno Corp............................  165,000        449,730
 #Morinaga & Co., Ltd...................  220,000        309,017
 *Morishita Jinton Co., Ltd.............  19,800          58,768
 Morita Corp............................  59,000         158,839
 #Moritex Corp..........................  15,000          67,472
 Morozoff, Ltd., Osaka..................  50,000          85,281

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Mory Industries, Inc...................  66,000    $    237,281
 Mos Food Services, Inc.................  47,000         348,949
 *Mutoh Industries, Ltd.................  61,000         113,223
 Mutow Co., Ltd.........................  38,000         111,517
 Mycal Hokkaido Corp....................  26,000         168,689
 Myojo Foods Co., Ltd...................  25,000          55,600
 #NAC Co., Ltd..........................  13,000          86,735
 NEC Infrontia Corp.....................  75,000         192,509
 #NEC System Integration & Construction,
   Ltd..................................  53,000         330,571
 *NEC Tokin Corp........................  86,000         327,160
 Nabco, Ltd.............................  120,000        151,499
 #Nachi-Fujikoshi Corp..................  433,000        611,822
 Nagano Bank, Ltd.......................  122,000        346,808
 *Nagano Japan Radio Co., Ltd...........   6,000           6,170
 #Nagatanien Co., Ltd...................  56,000         374,098
 Naigai Clothes Co., Ltd................  30,000          68,726
 *Naigai Co., Ltd.......................  109,000         89,311
 Nakabayashi Co., Ltd...................  76,000         123,272
 #Nakamuraya Co., Ltd...................  85,000         187,618
 #*Nakano Corp..........................  66,000         186,514
 #*Nakayama Steel Works, Ltd............  165,000        187,618
 Neturen Co., Ltd., Tokyo...............  52,000         133,038
 New Japan Radio Co., Ltd...............  29,000         188,395
 Nichia Steel Works, Ltd................  52,900         137,110
 Nichias Corp...........................  237,000        499,344
 #Nichiban Co., Ltd.....................  58,000         154,693
 *Nichiboshin, Ltd......................   1,190             995
 Nichiha Corp...........................  64,980         456,362
 #Nichimo Co., Ltd......................  54,000         139,961
 *Nichimo Corp..........................  85,000          35,534
 #Nichireki Co., Ltd....................  44,000         133,540
 #Nichiro Corp..........................  289,000        311,701
 Nidec Tosok Corp.......................   3,000          28,118
 Nihon Dempa Kogyo Co., Ltd.............  28,000         238,786
 Nihon Inter Electronics Corp...........  11,000          31,454
 *Nihon Kentetsu Co., Ltd...............  27,000          29,798
 Nihon Kohden Corp......................  85,000         355,336
 Nihon Matai Co., Ltd...................  50,000          85,281
 Nihon Nohyaku Co., Ltd.................  103,000        187,735
 #Nihon Nosan Kogyo KK..................  201,000        331,065
 Nihon Parkerizing Co., Ltd.............  92,000         325,371
 Nihon Shokuh Kako Co., Ltd.............  26,000          60,215
 Nihon Spindle Manufacturing Co., Ltd...  56,000          67,890
 Nihon Tokushu Toryo Co., Ltd...........  35,000         123,782
 #Nikken Chemicals Co., Ltd.............  130,000        311,943
 Nikkiso Co., Ltd.......................  107,000        349,793
 Nikko Co., Ltd., Akashi................  52,000         139,559
 *Nippei Toyama Corp....................  34,000          37,239
 Nippon Beet Sugar Manufacturing Co.,
   Ltd..................................  216,000        310,622
 *Nippon Carbide Industries Co., Inc.,
   Tokyo................................  101,000         87,822
 #*Nippon Carbon Co., Ltd...............  177,000        186,464
 #Nippon Ceramic Co., Ltd...............  32,000         243,468
 Nippon Chemical Industrial Co., Ltd....  131,000        235,483
 Nippon Chemi-Con Corp..................  113,000        322,169
 #*Nippon Chemiphar Co., Ltd............  49,000         238,844
 Nippon Chutetsukan KK..................  44,000          55,917
 *Nippon Concrete Industries Co., Ltd...  65,000          70,649
 Nippon Conlux Co., Ltd.................  30,000         160,528
 *Nippon Conveyor Co., Ltd..............  43,000          28,042
                                          SHARES       VALUE+
                                          ------       ------
 Nippon Denko Co., Ltd..................  159,000   $    225,994
 #Nippon Densetsu Kogyo Co., Ltd........  81,000         262,088
 #Nippon Denwa Shisetu Co., Ltd.........  90,000         240,040
 Nippon Felt Co., Ltd...................  28,000          79,361
 #Nippon Fine Chemical Co., Ltd.........  40,000         112,370
 #Nippon Flour Mills Co., Ltd...........  186,000        544,292
 *Nippon Formula Feed Manufacturing Co.,
   Ltd..................................  100,000        100,330
 Nippon Gas Co., Ltd....................  62,000         500,230
 Nippon Hume Pipe Co., Ltd..............  43,000          76,577
 *Nippon Kakon Seishi Co., Ltd..........  132,000          1,104
 #*Nippon Kasei Chemical Co., Ltd.......  154,000        173,822
 #*Nippon Kinzoku Co., Ltd..............  93,000          89,419
 Nippon Koei Co., Ltd., Tokyo...........  107,000        182,501
 Nippon Kokan Koji Corp.................  32,000          90,699
 Nippon Konpo Unyu Soko Co., Ltd........  59,000         426,696
 *Nippon Koshuha Steel Co., Ltd.........  151,000         99,737
 *Nippon Lace Co., Ltd..................  26,000          13,043
 #*Nippon Metal Industry Co., Ltd.......  230,000        149,994
 Nippon Pillar Packing Co., Ltd.........  15,000          70,733
 Nippon Pipe Manufacturing Co., Ltd.....  35,000          72,572
 *Nippon Piston Ring Co., Ltd...........  104,000        136,516
 Nippon Road Co., Ltd...................  147,000        194,189
 Nippon Seiki Co., Ltd..................  76,000         360,921
 Nippon Seisen Co., Ltd.................  39,000          63,584
 #Nippon Sharyo, Ltd....................  215,000        354,124
 Nippon Shinyaku Co., Ltd...............  73,000         394,891
 Nippon Signal Co., Ltd.................  109,000        301,651
 Nippon Soda Co., Ltd...................  177,000        344,810
 #*Nippon Steel Chemical Co., Ltd.......  306,000        360,737
 #Nippon Synthetic Chemical Industry
   Co., Ltd.............................  152,000        212,232
 Nippon Systemware Co., Ltd.............  20,000          99,160
 #Nippon Thompson Co., Ltd..............  77,000         358,589
 Nippon Tungsten Co., Ltd...............   3,000           4,139
 Nippon Unipac Holding, Tokyo...........       1           2,729
 Nippon Valqua Industries, Ltd..........  119,000        283,558
 *Nippon Yakin Kogyo Co., Ltd...........  59,500          38,803
 *Nippon Yusoki Co., Ltd................  49,000          77,430
 #Nishimatsuya Chain Co., Ltd...........  30,600         639,605
 *Nissan Construction Co., Ltd..........  90,000             752
 #*Nissan Diesel Motor Co., Ltd.........  284,000        434,530
 Nissan Shatai Co., Ltd.................  168,000        518,306
 *Nisseki House Industry Co., Ltd.......  260,000          2,174
 #Nissha Printing Co., Ltd..............  81,000         555,328
 #Nisshin Fire & Marine Insurance Co.,
   Ltd..................................  201,000        406,689
 Nisshin Fudosan Co., Ltd...............   9,000          90,147
 Nissho Electronics Corp................  23,000         174,031
 #*Nissho Iwai-Nichmen Holdings Corp....  68,068         139,431
 Nissin Corp............................  150,000        274,654
 *Nissin Electric Co., Ltd..............  134,000        194,942
 Nissin Kogyo Co., Ltd..................  22,500         423,268
 Nissin Sugar Manufacturing Co., Ltd....  74,000          95,280
 Nissui Pharmaceutical Co., Ltd.........  13,000          56,411
 Nitta Corp.............................  42,000         291,108
 #Nittetsu Mining Co., Ltd..............  118,000        268,350
 Nitto Boseki Co., Ltd..................  364,000        377,375
 Nitto Construction Co., Ltd............  49,000          95,046
 Nitto Electric Works, Ltd..............  59,000         340,370
 #Nitto Flour Milling Co., Ltd..........  54,000         107,454
 Nitto Kohki Co., Ltd...................  25,000         300,364

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Nitto Seiko Co., Ltd...................  56,000    $     85,682
 Nitto Seimo Co., Ltd...................  32,000          24,347
 #*Nittoc Construction Co., Ltd.........  61,000         372,819
 Noda Corp..............................   1,300           4,348
 #Nohmi Bosai, Ltd......................  59,000         180,051
 Nomura Co., Ltd........................   6,000          16,304
 O-M, Ltd...............................  46,000          51,152
 #*OKK Corp.............................  101,000         52,356
 #OSG Corp..............................  133,000        558,221
 *Obayashi Road Corp....................  65,000         119,560
 Odakyu Construction Co., Ltd...........  29,000          62,556
 Odakyu Real Estate Co., Ltd............  58,000         108,139
 *Ohki Corp.............................  73,000         103,758
 #Ohtsu Tire & Rubber Co., Ltd..........  126,000        205,426
 Oiles Corp.............................  30,000         569,374
 Okabe Co., Ltd.........................  29,000          74,194
 Okamoto Industries, Inc................  212,000        441,353
 *Oki Electric Cable Co., Ltd...........  56,000          82,405
 Okinawa Electric Power Co., Ltd........  20,000         491,618
 *Okuma and Howa Machinery, Ltd.........  69,000          61,728
 *Okuma Corp............................  163,000        243,945
 *Okura and Co., Ltd....................  128,000              0
 #Okura Industrial Co., Ltd.............  96,000         422,992
 Olympic Corp...........................  31,000         458,760
 *Ono Sokki Co., Ltd....................  43,000          87,363
 Organo Corp............................  101,000        339,467
 *Orient Watch Co., Ltd.................  12,000           3,110
 #Oriental Construction Co., Ltd........  39,000         143,798
 Oriental Yeast Co., Ltd................  34,000         188,755
 Origin Electric Co., Ltd...............  54,000         162,083
 Osaka Securities Finance Co., Ltd......  54,000          83,976
 Osaka Steel Co., Ltd...................  52,000         283,032
 Osaki Electric Co., Ltd................  56,000         175,110
 Oyo Corp...............................  40,000         243,134
 #P.S.C. Corp...........................  35,000         122,319
 PCA Corp...............................   3,000          21,295
 Pacific Industrial Co., Ltd............  68,000         162,033
 *Pacific Metals Co., Ltd...............  299,000        379,984
 #Parco Co., Ltd........................  82,000         294,804
 *Pasco Corp............................  111,500        378,487
 #*Penta-Ocean Construction Co., Ltd....  379,000        234,488
 #Pentax Corp...........................  180,000        707,328
 Pigeon Corp............................  37,000         343,071
 Pilot Group Holdings Corp..............      32         120,396
 Pocket Card Co., Ltd...................  41,000         407,240
 #Pokka Corp............................  48,000         135,245
 Poplar Co., Ltd........................   7,260          71,019
 *Press Kogyo Co., Ltd..................  143,000        117,169
 #*Prima Meat Packers, Ltd..............  230,000        146,148
 Pulstec Industrial Co., Ltd............  21,200         134,710
 #Q'Sai Co., Ltd........................  42,000         162,585
 Raito Kogyo Co., Ltd...................  84,900         210,112
 #Rasa Industries, Ltd..................  119,000        252,715
 #*Renown Look, Inc.....................  50,000         629,572
 #*Renown, Inc..........................  402,000        322,662
 Rheon Automatic Machinery Co., Ltd.....  40,000         108,691
 Rhythm Watch Co., Ltd..................  344,000        411,287
 *Ricoh Elemex Corp.....................  11,000          33,569
 Ricoh Leasing Co., Ltd.................   4,000          58,894
 Right On Co., Ltd......................  21,000         291,459
 Riken Corp.............................  193,000        524,435
 Riken Keiki Co., Ltd...................  33,000         118,365
                                          SHARES       VALUE+
                                          ------       ------
 Riken Vinyl Industry Co., Ltd..........  93,000    $    230,935
 Riken Vitamin Co., Ltd.................  24,000         249,822
 Ringer Hut Co., Ltd....................  26,000         257,598
 #Rock Field Co., Ltd...................  14,000         164,809
 Rohto Pharmaceutical Co., Ltd..........  56,000         421,387
 Roland Corp............................  26,400         264,872
 Royal Co., Ltd.........................  52,000         355,637
 *Ryobi, Ltd............................  238,000        427,825
 Ryoden Trading Co., Ltd................  57,000         155,361
 Ryoyo Electro Corp.....................  40,000         315,371
 #S Foods, Inc..........................  28,000         169,491
 #S.T. Chemical Co., Ltd................  48,000         347,544
 #SMBC Friend Securities Co., Ltd.......  252,000        410,852
 SMK Corp...............................  127,000        323,858
 *SPC Electronic Corp...................  29,000         128,264
 SRL, Inc...............................  42,000         341,323
 *SXL Corp..............................  101,000         96,267
 Saeki Kensetsu Kogyo Co., Ltd..........  71,000          79,545
 #Sagami Chain Co., Ltd.................  37,000         287,697
 Sagami Co., Ltd........................  51,000         174,399
 *Sailor Pen Co., Ltd...................  44,000          99,327
 Sakai Chemical Industry Co., Ltd.......  141,000        403,177
 Sakai Heavy Industries, Ltd............  60,000         116,885
 *Sakai Ovex Co., Ltd...................  85,000          68,225
 Sakata Inx Corp........................  92,000         303,064
 *Sakurada Co., Ltd.....................  38,000          25,735
 Sala Corp..............................  41,000         195,393
 San-Ai Oil Co., Ltd....................  98,000         261,377
 Sankei Building Co., Ltd...............  69,000         177,685
 Sanki Engineering Co., Ltd.............  105,000        500,397
 Sanko Co., Ltd.........................   2,000           7,073
 Sanko Metal Industrial Co., Ltd.,
   Tokyo................................  54,000          92,555
 #*Sankyo Aluminum Industry Co., Ltd....  359,000        603,311
 #*Sankyo Seiki Manufacturing Co.,
   Ltd..................................  76,000         135,345
 Sankyo Seiko Co., Ltd..................  86,000         267,480
 #Sankyu, Inc., Tokyo...................  415,000        350,445
 Sanoh Industrial Co., Ltd..............  53,000         222,006
 Sanshin Electronics Co., Ltd...........  45,000         163,664
 #Sanwa Electric Co., Ltd...............  17,000          19,757
 Sanyo Denki Co., Ltd...................  65,000         127,712
 Sanyo Engineering & Construction,
   Inc..................................   9,000          19,564
 #Sanyo Industries, Ltd., Tokyo.........  48,000         112,370
 #Sanyo Special Steel Co., Ltd..........  207,000        209,414
 *Sasebo Heavy Industries Co., Ltd.,
   Tokyo................................  201,000        117,637
 *Sata Construction Co., Ltd., Gumma....  61,000          34,681
 Sato Shoji Corp........................  31,000         103,675
 Satori Electric Co., Ltd...............  10,400          75,475
 *Sawafugji Electric Co., Ltd...........  31,000          60,650
 Secom Techno Service Co., Ltd..........   9,000         163,287
 Seijo Corp.............................   8,000          82,538
 Seika Corp.............................  145,000        183,061
 *Seikitokyu Kogyo Co., Ltd.............  86,000          69,027
 #*Seiko Corp...........................  102,407        376,732
 Seirei Industry Co., Ltd...............  12,000          13,545
 Seiren Co., Ltd........................  81,000         311,525
 #Sekisui Jushi Co., Ltd................  59,000         202,249
 Sekisui Plastics Co., Ltd..............  126,000        251,779
 Sekiwa Real Eastate, Ltd...............  16,000          79,328
 Senko Co., Ltd.........................  205,000        450,775

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Senshukai Co., Ltd.....................  70,000    $    417,875
 Shaddy Co., Ltd........................  27,000         252,381
 #*Shibaura Engineering Works Co.,
   Ltd..................................  71,000         369,826
 Shibusawa Warehouse Co., Ltd...........  94,000         176,832
 #Shibuya Kogyo Co., Ltd................  54,000         427,557
 *Shikibo, Ltd..........................  155,000        123,114
 #Shikoku Chemicals Corp................  89,000         311,785
 Shikoku Coca-Cola Bottling Co., Ltd....  31,000         277,070
 Shimizu Bank, Ltd......................  12,600         534,108
 *Shimura Kako Co., Ltd.................  55,000          24,372
 Shin Nippon Air Technologies Co.,
   Ltd..................................  31,180         127,217
 Shinagawa Refractories Co., Ltd........  82,000         163,170
 *Shindengen Electric Manufacturing Co.,
   Ltd..................................  106,000        235,743
 Shin-Etsu Polymer Co., Ltd.............  111,000        556,833
 Shinkawa, Ltd..........................  21,000         324,995
 Shin-Keisei Electric Railway Co.,
   Ltd..................................  32,000          96,317
 Shinki Co., Ltd........................  61,000         192,785
 #Shinko Electric Co., Ltd..............  257,000        487,764
 Shinko Shoji Co., Ltd..................  29,000         117,595
 Shin-Kobe Electric Machinery Co.,
   Ltd..................................  71,000         218,452
 Shinmaywa Industries, Ltd..............  148,000        357,610
 *Shinsho Corp..........................  110,000        119,560
 *Shinwa Kaiun Kaisha, Ltd..............  238,000        185,059
 Shinyei Kaisha.........................  54,000          54,178
 Shiroki Co., Ltd.......................  132,000        256,043
 #Sho-Bond Corp.........................  39,100         172,281
 Shobunsha Publications, Inc............  25,000         277,789
 #*Shochiku Co., Ltd....................  99,000         522,294
 #Shoei Co., Ltd........................   6,000          76,753
 Shoko Co., Ltd.........................  156,000        174,775
 Shokusan Bank, Ltd.....................  52,000         154,776
 Showa Aircraft Industry Co., Ltd.......  22,000          61,252
 *Showa Electric Wire & Cable Co., Ltd.,
   Kawasaki.............................  270,000        223,486
 #Showa Highpolymer Co., Ltd............  67,000         159,650
 Showa Mining Co., Ltd..................   8,000           7,759
 #Showa Sangyo Co., Ltd.................  282,000        530,496
 Showa Tansan Co., Ltd..................   9,000          22,198
 Siix Corp..............................   6,000         114,376
 #*Silver Seiko, Ltd....................  87,000          30,551
 Sinanen Co., Ltd.......................  160,000        622,047
 Sintokogio, Ltd., Nagoya...............  70,000         159,776
 #*Snow Brand Milk Products Co., Ltd....  112,500        260,545
 Snow Brand Seed Co., Ltd...............   4,000          10,535
 Soda Nikka Co., Ltd....................  35,000          50,625
 #*Sodick Co., Ltd......................  64,000         169,090
 #Sogo Medical Co., Ltd.................   8,800         132,289
 *Sokkisha Co., Ltd.....................  40,000          45,483
 Sonton Food Industry Co., Ltd..........  15,000         100,330
 #Sorun Corp............................  41,000         182,024
 Sotetsu Rosen Co., Ltd.................  44,000         233,970
 Sotoh Co., Ltd.........................  12,000          78,258
 Star Micronics Co., Ltd................  59,000         332,478
 #Stella Chemifa Corp...................  14,000         171,364
 Subaru Enterprise Co., Ltd.............  36,000         101,434
 Sumida Corp............................  17,600         279,293
 *Suminoe Textile Co., Ltd..............  95,000          98,491
 *Sumitomo Coal Mining Co., Ltd.........  90,500          41,616
 Sumitomo Densetsu Co., Ltd.............  50,700         143,277
                                          SHARES       VALUE+
                                          ------       ------
 *Sumitomo Heavy Industries, Ltd........  618,000   $    687,212
 *Sumitomo Light Metal Industries,
   Ltd..................................  493,000        412,190
 #*Sumitomo Mitsui Construction Co.,
   Ltd..................................  413,800        172,986
 Sumitomo Precision Products Co., Ltd.,
   Amagasaki City.......................  66,000         166,649
 #Sumitomo Seika Chemicals Co., Ltd.....  102,000        223,435
 #Sumitomo Special Metals Co., Ltd......  76,000         571,882
 #Sumitomo Warehouse Co., Ltd...........  172,000        365,269
 *Sun Wave Corp.........................  62,000         101,083
 Sun-S, Inc.............................  56,300         401,521
 SunTelephone Co., Ltd..................  44,000         112,203
 Suruga Corp............................  11,000         137,954
 #*Suzutan Co., Ltd.....................  62,000          54,429
 #Sysmex Corp...........................  23,700         449,806
 T.Hasegawa Co., Ltd....................  18,000         201,513
 *TCM Corp..............................  146,000        206,296
 TKC Corp...............................   5,400          55,939
 TOC Co., Ltd...........................  80,000         303,666
 TYK Corp...............................  67,000         133,322
 Tabai Espec Corp.......................  34,000         174,825
 Tachihi Enterprise Co., Ltd............  17,000         270,056
 Tachikawa Corp.........................  14,000          61,218
 Tachi-S Co., Ltd.......................  16,000         103,006
 Tadano, Ltd............................  161,000        288,065
 Taihei Dengyo Kaisha, Ltd..............  55,000         145,771
 #*Taihei Kogyo Co., Ltd................  114,000         96,267
 *Taiheiyo Kouhatsu, Inc................  90,000          62,456
 Taiho Kogyo Co., Ltd...................  30,000         263,367
 Taikisha, Ltd..........................  97,000         847,498
 *Taisei Fire & Marine Insurance Co.,
   Ltd..................................  118,000            987
 *Taisei Prefab Construction Co., Ltd...  134,000        115,396
 Taisei Rotec Corp......................  110,000        154,509
 #Taito Co., Ltd........................  70,000         146,315
 #Taiyo Toyo Sanso Co., Ltd.............  232,000        515,965
 Takada Kiko Co., Ltd...................  31,000         108,340
 *Takagi Securities Co., Ltd............  94,000          82,522
 Takamatsu Corp.........................  19,500         207,057
 Takano Co., Ltd........................  15,000         161,783
 *Takaoka Electric Manufacturing Co.,
   Ltd., Tokyo..........................  156,000        159,124
 *Taka-Q Co., Ltd.......................  34,500          24,807
 Takara Printing Co., Ltd...............   6,000          41,587
 *Takarabune Corp.......................  26,000             217
 Takasago Electric Industry Co., Ltd....  22,000         182,099
 Takasago International Corp............  136,000        515,095
 *Takashima & Co., Ltd..................  60,000          76,753
 Takigami Steel Construction Co., Ltd...  18,000          48,460
 Takiron Co., Ltd.......................  98,000         223,686
 Tamura Corp............................  93,000         255,039
 #*Tamura Electric Works, Ltd...........  74,000         283,366
 Tanseisha Co., Ltd.....................  26,000          78,692
 #Tasaki Shinju Co., Ltd................  53,000         140,028
 Tateho Chemical Industries Co., Ltd....  26,500          50,738
 Tatsuta Electric Wire & Cable Co.,
   Ltd..................................  106,000        140,028
 Taya Co., Ltd..........................   5,000          40,759
 Tayca Corp.............................  74,000         163,338
 *Teac Corp.............................  88,000         128,021
 Techno Ryowa, Ltd......................  16,400          49,774
 Tecmo, Ltd.............................  22,000         162,418

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 #Teijin Seiki Co., Ltd.................  138,000   $    296,526
 Teikoku Hormone Manufacturing Co.,
   Ltd..................................  33,000         198,378
 Teikoku Piston Ring Co., Ltd...........  42,000         129,577
 Teikoku Sen-I Co., Ltd.................  39,000          93,583
 Teikoku Tsushin Kogyo Co., Ltd.........  73,000         236,813
 Tekken Corp............................  194,000        188,153
 *Ten Allied Co., Ltd...................  37,000         119,719
 Tenma Corp.............................  41,000         363,363
 Teraoka Seisakusho Co., Ltd............  13,000          66,519
 Tetra Co., Ltd., Tokyo.................  41,000          61,018
 *The Daito Bank, Ltd...................  114,000        269,738
 The Nisshin Oillio Group, Ltd..........  196,000        555,529
 Thermal Engineering Co., Ltd...........   1,000           4,222
 Tigers Polymer Corp....................  16,000          46,152
 *Titan Kogyo KK........................  36,000          27,390
 #Toa Corp..............................  247,000        268,467
 #Toa Doro Kogyo Co., Ltd...............  65,000         122,277
 Toa Oil Co., Ltd.......................  67,000          94,110
 *Toa Wool Spinning & Weaving Co.,
   Ltd..................................  73,000          31,127
 Toagosei Co., Ltd......................  292,719        445,423
 *Tobu Store Co., Ltd...................  71,000         137,720
 Tochigi Fuji Industrial Co., Ltd.......  51,000         115,129
 Toda Kogyo Corp........................  68,000         235,375
 #Todentu Corp..........................  57,000         119,142
 Toenec Corp............................  101,000        272,756
 Tohcello Co., Ltd......................   8,000          15,919
 Toho Co., Ltd..........................  35,000         250,784
 Toho Real Estate Co., Ltd..............  98,000         342,494
 Toho Titanium Co., Ltd.................  44,000         316,007
 Toho Zinc Co., Ltd.....................  156,000        178,688
 Tohoku Bank, Ltd.......................  63,000         108,507
 Tohoku Misawa Homes Co., Ltd...........  24,000          79,863
 Tohoku Pioneer Corp....................  24,800         396,037
 *Tohpe Corp............................  36,000          29,497
 Tohto Suisan Co., Ltd..................  54,000         115,580
 Tokai Carbon Co., Ltd..................  253,000        478,057
 #*Tokai Corp...........................  108,000        424,397
 *Tokai Kanko Co., Ltd..................  333,000        169,834
 #Tokai Pulp Co., Ltd...................  88,000         326,675
 *Tokai Senko KK, Nagoya................  47,000          41,261
 #*Tokai Tokyo Securities Co., Ltd......  366,250        376,646
 #Tokico, Ltd...........................  189,000        466,159
 *Tokimec, Inc..........................  119,000        130,337
 *Toko Electric Corp....................  39,000          83,475
 Toko, Inc..............................  129,000        298,758
 Tokushima Bank, Ltd....................  61,200         327,990
 Tokushu Paper Manufacturing Co.,
   Ltd..................................  63,000         197,525
 Tokyo Biso Kogyo Corp..................   5,000          24,706
 Tokyo Denki Komusho Co., Ltd...........  49,000         135,195
 Tokyo Denpa Co., Ltd...................  11,000          83,692
 Tokyo Dome Corp........................  113,000        288,157
 Tokyo Kikai Seisakusho, Ltd............  132,000        296,877
 Tokyo Leasing Co., Ltd.................  86,000         590,326
 Tokyo Nissan Auto Sales Co., Ltd.......  97,000         202,751
 #Tokyo Rakutenchi Co., Ltd.............  92,000         293,834
 *Tokyo Rope Manufacturing Co., Ltd.....  202,000        136,800
 Tokyo Sangyo Co., Ltd..................  36,500          87,889
 Tokyo Steel Manufacturing Co., Ltd.....  77,400         273,089
 #Tokyo Tatemono Co., Ltd...............  244,000        477,371
                                          SHARES       VALUE+
                                          ------       ------
 *Tokyo Tekko Co., Ltd..................  67,000    $     93,550
 Tokyo Theatres Co., Inc., Tokyo........  116,000         98,926
 #Tokyo Tomin Bank, Ltd.................  45,200         400,207
 Tokyo Tungsten Corp....................  32,200         355,370
 Tokyotokeiba Co., Ltd..................  422,000        437,507
 #Tokyu Community Corp..................  19,000         225,258
 #*Tokyu Construction Co., Ltd..........  579,000        290,456
 #*Tokyu Department Store Co., Ltd......  406,000        251,193
 Tokyu Livable Inc......................  12,000          81,669
 Tokyu Recreation Corp..................  32,000         149,826
 Tokyu Store Chain Corp.................  175,000        573,555
 *Tokyu Tourist Corp....................  92,000          83,843
 Toli Corp..............................  83,000         169,324
 Tomato Bank, Ltd.......................  128,000        262,196
 Tomen Electronics Corp.................  10,000         267,547
 Tomoe Corp.............................  56,000          88,959
 #*Tomoegawa Paper Co., Ltd.............  55,000         166,924
 Tomoku Co., Ltd........................  136,000        206,948
 #*Tomy Co., Ltd........................  27,000         253,961
 Tonami Transportation Co., Ltd.........  121,000        292,371
 Topcon Corp............................  57,000         314,059
 Topre Corp.............................  67,000         282,329
 Topy Industries, Ltd...................  325,000        638,560
 #Torigoe Co., Ltd......................  35,000         107,103
 Torishima Pump Manufacturing Co., Ltd.,
   Osaka................................  37,000         158,079
 Tose Co., Ltd..........................   6,100          48,451
 *Toshiba Ceramics Co., Ltd.............  350,000        725,722
 #Toshiba Engineering & Construction
   Co., Ltd.............................  101,000        187,467
 #Toshiba Machine Co., Ltd..............  294,000        673,517
 Toshiba Tungaloy Co., Ltd..............  124,000        298,583
 Tosho Printing Co., Ltd................  81,000         192,333
 Totenko Co., Ltd.......................  35,000          69,646
 Totetsu Kogyo Co., Ltd.................  53,000         126,291
 *Totoku Electric Co., Ltd., Tokyo......  62,000          77,756
 Tottori Bank, Ltd......................  127,000        434,288
 #Towa Corp.............................  28,000         155,445
 Towa Meccs Corp........................  75,000          50,165
 #*Towa Real Estate Development Co.,
   Ltd..................................  80,000          40,801
 Toyo Bussan Co., Ltd...................  11,000          56,837
 #*Toyo Communication Equipment Co.,
   Ltd..................................  79,000         257,598
 #*Toyo Construction Co., Ltd...........  290,000        133,356
 *Toyo Electric Co., Ltd................  67,000         109,235
 #Toyo Engineering Corp.................  473,000      1,016,354
 *Toyo Kanetsu KK.......................  172,000        171,130
 Toyo Kohan Co., Ltd....................  125,000        316,667
 Toyo Radiator Co., Ltd.................  104,000        295,640
 *Toyo Securities Co., Ltd..............  113,000        123,766
 *Toyo Shutter Co., Ltd.................  77,000          42,490
 *Toyo Sugar Refining Co., Ltd..........  60,000          45,149
 Toyo Tire & Rubber Co., Ltd............  307,000        598,060
 Toyo Wharf & Warehouse Co., Ltd........  118,000        157,853
 #Trusco Nakayama Corp..................  36,000         414,163
 Tsubaki Nakashima Co., Ltd.............  47,000         285,289
 Tsubakimoto Machinery & Engineering
   Co., Ltd.............................  44,000          69,897
 *Tsudakoma Corp........................  101,000        260,934
 *Tsugami Corp..........................  124,000        143,071
 *Tsukamoto Co., Ltd....................  44,000          41,938

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Tsukishima Kikai Co., Ltd..............  60,000    $    268,885
 Tsurumi Manufacturing Co., Ltd.........  35,000         153,631
 #Tsutsumi Jewelry Co., Ltd.............  24,800         570,210
 #Tsutsunaka Plastic Industry Co.,
   Ltd..................................  58,000         169,725
 *Tsuzuki Denki Co., Ltd................   5,000           9,448
 U-Shin, Ltd............................  32,000         108,357
 Ube Material Industries, Ltd...........  16,000          18,728
 #Uchida Yoko Co., Ltd..................  72,000         427,407
 Ueki Corp..............................  47,000          77,413
 Unicafe, Inc...........................   4,200          53,200
 Uniden Corp............................  76,000         610,008
 Unimat Offisco Corp....................  27,700         332,803
 #*Unitika, Ltd.........................  699,000        432,473
 *Utoc Corp.............................  68,000          80,164
 Wakachiku Construction Co., Ltd........  161,000        137,302
 #Wakamoto Pharmaceutical Co., Ltd......  48,000         127,620
 Wakodo Co., Ltd........................   2,000          51,001
 Warabeya Nichiyo Co., Ltd..............   6,000          68,225
 Xebio Co., Ltd.........................  12,000         170,662
 Yahagi Construction Co., Ltd...........  59,000         190,410
 #Yaizu Suisankagaku Industry Co.,
   Ltd..................................  14,000          98,207
 Yamaichi Electronics Co., Ltd..........  21,000         215,785
 Yamamura Glass Co., Ltd................  155,000        235,860
 *Yamatane Corp.........................  131,000         89,812
 Yamato Corp............................  36,000         115,279
 Yamato International, Inc..............  43,000          98,508
 Yamato Kogyo Co., Ltd..................  96,000         454,295
 Yamaura Corp...........................  19,000          52,899
 Yamazen Co., Ltd.......................  140,000        214,205
 Yaoko Co., Ltd.........................  29,000         431,102
 Yasuda Warehouse Co., Ltd..............  18,000          55,984
 Yellow Hat, Ltd., Tokyo................  32,000         227,950
 Yodogawa Steel Works, Ltd..............  228,000        573,789
 Yokogawa Bridge Corp...................  55,400         201,488
 Yokohama Reito Co., Ltd................  55,000         250,617
 Yokowo Co., Ltd........................  28,000         210,693
 #Yomeishu Seizo Co., Ltd...............  46,000         302,680
 Yomiuri Land Co., Ltd..................  157,000        602,508
 Yondenko Corp..........................  50,800         207,269
 #Yonekyu Corp..........................  41,500         357,732
 Yonex Co., Ltd.........................  19,000          70,532
 Yorozu Corp............................  26,800         141,165
 Yoshimoto Kogyo Co., Ltd...............  60,000         439,446
 Yuasa Corp.............................  260,000        386,940
 Yuasa Funashoku Co., Ltd...............  33,000          48,284
 #*Yuasa Trading Co., Ltd...............  174,000        167,301
 *Yuken Kogyo Co., Ltd..................  60,000          71,234
 Yuki Gosei Kogyo Co., Ltd..............  14,000          29,848
 Yukiguni Maitake Co., Ltd..............  26,000         106,517
 Yuraku Real Estate Co., Ltd............  39,000          54,780
 Yurtec Corp............................  101,000        286,267
 #Yushin Precision Equipment Co., Ltd...  15,000         243,175
 Yushiro Chemical Industry Co., Ltd.....  10,000          58,693
 Zenchiku Co., Ltd......................  126,000        179,089
                                          SHARES       VALUE+
                                          ------       ------
 Zenrin Co., Ltd........................  49,600    $    333,832
 #Zensho Co., Ltd.......................  17,000         436,353
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $386,122,957)...................             206,836,043
                                                    ------------
INVESTMENT IN
  CURRENCY -- (0.1%)
 *Japanese Yen
   (Cost $470,916)......................                 466,179
                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
 *BSL Corp. Rights 01/30/04.............   3,950               0
 *Kanematsu Corp. Warrants 03/31/06.....  20,125               0
                                                    ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                       0
                                                    ------------
TOTAL -- JAPAN
  (Cost $386,593,873)...................             207,302,222
                                                    ------------

                                           FACE
                                          AMOUNT
                                          ------
                                           (000)
TEMPORARY CASH INVESTMENTS -- (24.3%)
 Repuchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $7,592,000 U.S.
   Treasury Notes 2.00%, 11/30/04,
   valued at $7,762,820) to be
   repurchased at $7,648,765
   (Cost $7,648,000)....................  $7,648       7,648,000
 Repurchase agreements in a Pooled Cash
   Account, Mizuho Securities, 1.27%,
   06/02/03 (Collateralized by
   $90,048,000 U.S. Treasury
   Obligations, rates ranging from 1.10%
   to 6.625%, maturities ranging from
   08/15/03 to 05/15/30, valued at
   $58,740,515) to be repurchased at
   $58,747,281 (.)
   (Cost $58,740,515)...................  58,741      58,740,515
                                                    ------------
TOTAL TEMPORARY CASH INVESTMENTS --
  (Cost $66,388,515)....................              66,388,515
                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $452,982,388)++.................            $273,690,737{/\}
                                                    ============

--------------------

  +  See Note B to Financial Statements
  #  Total or Partial Securities on Loan
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $455,587,508
{/\} Includes $54,947,675 of securities on loan. (See Note J)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                            SHARES         VALUE+
                                            ------         ------
AUSTRALIA -- (31.2%)
COMMON STOCKS -- (31.1%)
 *A.I., Ltd.............................      129,195   $     15,575
 A.P. Eagers, Ltd.......................       24,699         88,845
 #ABC Learning..........................      133,000        247,009
 ADCorp Australia, Ltd..................      113,137         65,616
 ARB Corporation, Ltd...................      116,670        183,989
 Abigroup, Ltd..........................       73,710        119,603
 Adelaide Brighton, Ltd.................      389,457        276,632
 Adsteam Marine, Ltd....................      342,628        290,257
 Adtrans Group, Ltd.....................       29,000         59,528
 *Agenix, Ltd...........................      149,379         35,044
 Alesco Corp., Ltd......................       84,020        243,646
 *Allstate Explorations NL..............       49,087          3,998
 Altium.................................      162,100         46,478
 Amalgamated Holdings, Ltd..............      195,483        300,633
 *Amity Oil NL..........................      222,481        163,828
 *Amrad Corp., Ltd......................      135,523         38,858
 *Anaconda Nickel NL....................    7,002,380        278,350
 *Anateus Energy, Ltd...................      193,687         11,738
 *Ariadne Australia, Ltd................      270,353         49,329
 Aspen Group, Ltd.......................       15,795          1,698
 Atlas Pacific, Ltd.....................       82,585         15,607
 *AuIron Energy, Ltd....................      260,290          6,276
 Ausdrill, Ltd..........................      112,367         46,864
 Ausmelt, Ltd...........................       36,118         16,005
 Austal, Ltd............................      356,800        165,082
 *Austar United Communications, Ltd.....      440,796         71,811
 *Austral Coal, Ltd.....................      285,300         89,240
 *#Australian Magnesium Corp., Ltd......      332,383         41,154
 Australian Pharmaceutical Industries,
   Ltd..................................      287,700        431,205
 Australian Provincial Newspaper
   Holdings, Ltd........................            1              2
 *Australian Resources, Ltd.............      141,446         21,200
 *Australian Worldwide Exploration,
   Ltd..................................      308,100        170,658
 *#Autron Corporation, Ltd..............      989,247        106,366
 Bank of Queensland, Ltd................      142,870        809,053
 Beach Petroleum NL.....................    1,814,501        372,464
 *Beaconsfield Gold NL..................       89,078         11,900
 *Bendigo Mining NL.....................    1,712,123        239,878
 *Beyond International, Ltd.............       61,256         13,572
 *Biota Holdings, Ltd...................       97,808         31,868
 Blackmores, Ltd........................       27,894        108,154
 *Bligh Oil & Minerals NL Issue 00......      602,266         24,529
 Brazin, Ltd............................       98,875         47,035
 Bridgestone Australia, Ltd.............       49,000         71,845
 Bristile, Ltd..........................      276,832        616,962
 #Burswood, Ltd.........................      776,093        354,020
 Cabcharge Austalia, Ltd................      196,800        373,194
 Campbell Brothers, Ltd.................       82,985        267,142
 *Cape Range, Ltd.......................      619,912          8,483
 Casinos Austria International, Ltd.....      258,299         92,577
 Cedar Woods Properties, Ltd............       50,913         30,192
 Cellnet Telecommunications Group,
   Ltd..................................       91,100         38,588
 *Centamin Egypt, Ltd...................      996,437        155,839
                                            SHARES         VALUE+
                                            ------         ------
 *Centaur Mining & Exploration, Ltd.....       62,058   $     19,411
 Centennial Coal, Ltd...................      438,800        663,393
 Central Equity, Ltd....................      129,405        143,356
 *Charter Pacific Corp., Ltd............       72,823         13,999
 *Chemeq, Ltd...........................      120,000        375,352
 *Circadian Technologies, Ltd...........       40,370         34,462
 Citect Corp., Ltd......................      109,822        110,927
 *Clifford Corp., Ltd...................      161,750              0
 Clough, Ltd............................      817,737        253,118
 Coates Hire, Ltd.......................      461,070        718,093
 Collection House, Ltd..................      176,200        175,676
 Colorado Group, Ltd....................      134,090        292,723
 Consolidated Manufacturing Industries,
   Ltd..................................       32,784         34,182
 Consolidated Minerals, Ltd.............      243,200         95,089
 *Consolidated Paper Industries, Ltd....       68,585         46,034
 *Coplex Resources NL...................      231,400         13,571
 Coventry Group, Ltd....................       55,742        172,541
 #Crane Group, Ltd......................       80,282        518,451
 *Croesus Mining NL.....................      798,235        275,691
 *Dalrymple Resources NL................       75,462         89,007
 Danks Holdings, Ltd....................       10,425         78,125
 Davnet, Ltd............................      181,293         66,158
 *Denehurst, Ltd........................       95,000          4,519
 Devine, Ltd............................      168,183         43,839
 *Diamin Resources NL...................      240,406          9,870
 *Dominion Mining, Ltd..................      168,015         54,744
 *Emporer Mines, Ltd....................      120,600         55,013
 *#Energy Developments, Ltd.............      164,549        188,723
 *Energy World Corp., Ltd...............      325,630          4,668
 Environmental Solutions International,
   Ltd..................................       67,364         10,755
 Equigold NL............................      225,700        132,370
 FKP, Ltd...............................      142,602        180,278
 Fantastic Holdings, Ltd................      121,000        193,182
 Fleetwood Corp., Ltd...................       46,572        109,256
 *Forest Place Group, Ltd...............       85,192         14,989
 Freedom Group, Ltd.....................      201,879        231,537
 GRD NL.................................      379,594        247,363
 GUD Holdings, Ltd......................      114,428        313,183
 Gazal Corp., Ltd.......................       71,177        111,318
 *Geo2, Ltd.............................       25,261            115
 *Gold Aura.............................        2,635            137
 *Golden West Refining Corp., Ltd.......       17,330          4,066
 *Goldstream Mining NL..................       90,901         20,733
 Gowing Bros., Ltd......................       57,781         75,683
 *Gradipore, Ltd........................       86,855         47,543
 Graincorp, Ltd. Series A...............       78,059        521,390
 #Grand Hotel Group.....................      383,087        117,331
 Great Southern Plantations, Ltd........      355,114        182,815
 Green's Foods, Ltd.....................       66,082         29,713
 *Gympie Gold, Ltd......................      302,445         86,719
 *HIH Insurance, Ltd....................      791,605         90,274
 Hamilton Island, Ltd...................       52,600         89,806
 Hancock and Gore, Ltd..................       63,929         52,074
 *Hardman Resources NL..................      717,859        252,609
 *Hartleys, Ltd.........................       84,981         16,890

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Health Communication Network, Ltd.....      106,000   $     35,919
 Healthscope, Ltd.......................      129,858        208,171
 *Henry Walker Group, Ltd...............      287,948        131,349
 *Herald Resources, Ltd.................       69,910         20,045
 Hills Industries, Ltd..................      256,117        579,141
 Housewares International, Ltd..........      275,792        339,672
 *Hutchison Telecommunications
   (Australia), Ltd.....................    1,065,400        187,453
 IInet, Ltd.............................       65,200         66,706
 ION, Ltd...............................      342,085        461,446
 Infomedia, Ltd.........................      598,900        296,609
 Institute of Drug Technology Australia,
   Ltd..................................       44,372         55,228
 *Intellect Holdings, Ltd...............      403,028         55,153
 *Ixla, Ltd.............................       89,921          1,348
 Jones (David), Ltd.....................      658,594        472,092
 Jubilee Gold Mines NL..................      224,549        288,266
 KTS Corp., Ltd.........................       43,000         88,266
 Kaz Group, Ltd.........................    1,295,837        135,110
 *Keycorp, Ltd..........................       67,609         53,750
 *Kidston Gold Mines, Ltd...............       49,260          7,223
 *Kimberley Diamond Co. NL..............      182,966         38,154
 Kingsgate Consolidated NL..............      132,456        267,577
 Kresta Holdings, Ltd...................       56,700         12,563
 Lemarne Corp., Ltd.....................       20,790         24,793
 MYOB, Ltd..............................      470,141        238,968
 *MacMahon Holdings, Ltd................      192,179         23,168
 Magellan Petroleum Australia, Ltd......       32,760         23,483
 Maryborough Sugar Factory, Ltd.........          600          2,815
 *Matrix Oil NL.........................      557,000         15,971
 Maxi-Cube, Ltd.........................      154,052         38,148
 McConnell Dowell Corp., Ltd............       62,776         60,135
 McGuigan (Brian) Wines, Ltd............      247,321        651,116
 McPherson's, Ltd.......................       65,350        135,422
 *Metal Storm, Ltd......................      406,669        112,628
 Mia Group, Ltd.........................      237,000        109,654
 *Micromedical Industries, Ltd..........      237,161        185,456
 Miller's Retail, Ltd...................      452,421        518,886
 Monadelphous Group, Ltd................       18,988         44,421
 *Mosaic Oil NL.........................      387,324         32,812
 *Namoi Cotton Cooperative, Ltd.........      135,353         28,225
 National Can Industries, Ltd...........       97,017         69,544
 Neverfail Springwater, Ltd.............      163,529        246,163
 *New Tel, Ltd..........................      118,238          3,544
 *Normans Wine, Ltd.....................       35,848          2,570
 *Novogen, Ltd..........................      176,419        494,345
 *Novus Petroleum, Ltd..................      288,634        197,494
 #OPSM Protector, Ltd...................      268,559        673,778
 Oamps, Ltd.............................      134,538        236,714
 Oil Company of Australia, Ltd..........       51,800        128,271
 *Orbital Engine Corp., Ltd.............      537,358         49,024
 Oroton International, Ltd..............       38,427        113,937
 *Oxiana Resources NL...................      982,000        377,554
 *PMP Communications, Ltd...............      455,871        213,890
 Pacific Group, Ltd.....................      279,219        669,590
 Pacific Hydro, Ltd.....................      367,311        746,801
 *Pan Pacific Petroleum NL..............      327,800         13,671
 Pan Pharmaceuticals, Ltd...............      322,766        252,398
 *Payce Consolidated, Ltd...............       18,000         13,255
 *Peptide Technology, Ltd...............      281,015        314,974
 *Perilya Mines NL......................      263,500         89,289
 Peter Lehmann Wines, Ltd...............       35,586         67,250
                                            SHARES         VALUE+
                                            ------         ------
 *Petsec Energy, Ltd....................       97,992   $     34,483
 *Pima Mining NL........................      656,061         36,340
 *Plantcorp NL..........................        4,329              0
 Plaspak Group, Ltd.....................       93,670         59,819
 *Polartechnics, Ltd....................       43,405         31,962
 *Port Douglas Reef Resorts, Ltd........      251,655         14,923
 Portman Mining, Ltd....................      271,890        166,547
 *Precious Metals Australia, Ltd........       10,606            505
 *Preston Resources NL..................       64,000         11,261
 Primary Health Care, Ltd...............      187,417        476,310
 Prime Television, Ltd..................      172,440        282,051
 *Progen Industries, Ltd................       24,788          8,884
 Programmed Maintenance Service, Ltd....      116,533        164,788
 Queensland Cotton Holdings, Ltd........       39,866         88,847
 *Quiktrak Networks P.L.C. Entitlement
   Shares...............................       23,875              0
 *Quiktrak Networks, Ltd................      740,124          6,270
 Ramsay Health Care, Ltd................      177,900        424,300
 Raptis Group, Ltd......................       12,000          1,838
 Rebel Sport, Ltd.......................       88,284        115,061
 Reece Australia, Ltd...................      159,501        696,393
 *Reinsurance Australia Corp., Ltd......      399,993         57,344
 *Resolute Mining, Ltd..................      287,264        119,806
 Ridley Corp., Ltd......................      581,488        564,603
 *Roc Oil Co., Ltd......................      170,700        125,698
 Rock Building Society, Ltd.............       11,373         22,901
 SPC, Ltd...............................      331,232        291,395
 STW Communications Group, Ltd..........      228,620        417,146
 Sabre Group, Ltd.......................       40,702         55,699
 Schaffer Corp., Ltd....................       33,766        301,451
 Select Harvests, Ltd...................       43,946        118,273
 Servcorp, Ltd..........................      156,000        116,906
 *Silex System, Ltd.....................      235,100         58,983
 Skilled Engineering, Ltd...............      139,852        215,990
 *Solution 6 Holdings, Ltd..............      402,138        120,545
 Southern Cross Broadcasting
   (Australia), Ltd.....................      145,166        814,487
 *Southern Pacific Petroleum NL.........      698,740        143,431
 Southern Star Group, Ltd...............      187,907         55,103
 *Spectrum Network Systems, Ltd. Series
   B....................................    1,338,446         79,370
 *St. Barbara Mines, Ltd................      375,500          8,809
 *Star Games, Ltd.......................      132,410         81,108
 *Straits Resources, Ltd................       56,534         20,262
 *Strategic Minerals Corp. NL...........      358,100         53,672
 *Striker Resources NL..................      349,594          8,657
 Sunland Group, Ltd.....................       75,095         30,340
 Sydney Aquarium, Ltd...................       24,135         66,842
 Symex Holdings, Ltd....................      163,000        103,033
 Tab Queensland, Ltd....................      187,300        738,430
 Tandou, Ltd............................        3,410          2,933
 *Tap Oil, Ltd..........................      193,100        168,618
 *Tassal, Ltd...........................       96,243         16,620
 Technology One, Ltd....................      587,800        126,404
 Tempo Service, Ltd.....................      184,359        209,040
 Thakral Holdings Group.................      948,383        370,810
 The Gribbles Group, Ltd................      780,300        264,412
 Ticor, Ltd.............................      455,148        424,136
 #Timbercorp, Ltd.......................      250,258        123,942
 *Titan Resources NL....................       50,000          6,842
 *Tooth & Co., Ltd......................      153,000         12,961

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 Transfield Services, Ltd...............      238,000   $    474,586
 Triako Resources, Ltd..................        5,400          5,102
 Troy Resources NL......................       72,048         85,449
 Trust Company of Australia, Ltd........       23,774         82,110
 United Construction Group, Ltd.........      138,399        253,428
 *VeCommerce, Ltd.......................       13,680          6,240
 *Victoria Petroleum NL.................      347,973          2,948
 Villa World, Ltd.......................      134,700         92,166
 *#Village Roadshow, Ltd................      436,313        335,503
 *Virotec International NL..............      142,891         17,226
 Vision Systems, Ltd....................      263,765        166,727
 Volante Group, Ltd.....................      125,700         81,094
 Waterco, Ltd...........................       22,304         26,889
 Watpac, Ltd............................      122,796         32,808
 Wattyl, Ltd............................      128,281        297,597
 *Webster, Ltd..........................       33,551         12,025
 *Western Metals, Ltd...................      385,787          6,285
 Wide Bay Capricorn Building Society,
   Ltd..................................       26,958        112,430
 *Williams (R.M.) Holdings, Ltd.........       24,075         17,806
 *Yates, Ltd............................       60,281          2,985
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $42,690,822)....................                  37,322,669
                                                        ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $116,992)......................                     122,753
                                                        ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $59,969).......................       55,477         24,222
                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Axon Instruments, Inc. Options Open
   Pay Date.............................       16,148              0
 *Magnesium International, Ltd. Rights
   06/23/03.............................      131,212              0
                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $98)............................                           0
                                                        ------------
TOTAL -- AUSTRALIA
  (Cost $42,867,881)....................                  37,469,644
                                                        ------------
SINGAPORE -- (24.4%)
COMMON STOCKS -- (24.3%)
 ASA Group Holdings, Ltd................      586,000         96,281
 *Acma, Ltd.............................    3,040,700        184,061
 *Alliance Technology & Development,
   Ltd..................................      156,000          9,443
 #Amtek Engineering, Ltd................      540,625        282,061
 *Apollo Enterprises, Ltd...............      193,000         51,181
 *Armstrong Industrial Corp.............    1,460,000         84,169
 Ascott Group, Ltd......................    1,807,250        349,029
 #Benjamin (F.J.) Holdings, Ltd.........    1,095,000        189,380
 #Beyonics Technology, Ltd..............    3,272,600        396,196
 Bonvests Holdings, Ltd.................      825,000        216,403
 Brilliant Manufacturing, Ltd...........      579,000        123,503
 Bukit Sembawang Estates, Ltd...........       71,334        431,801
 *CK Tang, Ltd..........................      614,000         84,953
 CSE Systems & Engineering, Ltd.........      984,000        232,583
 CWT Distribution, Ltd..................      461,500        155,642
 Central Properties, Ltd................       66,000        745,758
 Cerebos Pacific, Ltd...................      176,000        219,162
 *Ch Offshore, Ltd......................      823,200         94,915
                                            SHARES         VALUE+
                                            ------         ------
 Chemical Industries (Far East), Ltd....      105,910   $     46,709
 Chip Eng Seng Corp., Ltd...............    1,775,000        122,794
 Chosen Holdings, Ltd...................      829,000        119,479
 Chuan Hup Holdings, Ltd................    4,116,000        901,690
 Chuan Soon Huat Industrial Group,
   Ltd..................................      614,000        127,429
 Clipsal Industries Holdings, Ltd.......      129,657        164,444
 *Compact Metal Industries, Ltd.........      643,000         20,388
 Cosco Investment, Ltd..................    2,783,000        409,121
 Courts Singapore, Ltd..................      495,000        134,122
 ECS Holdings, Ltd......................    1,375,000        325,001
 Eagle Brand Holdings, Ltd..............    3,390,000        234,520
 #Eastern Asia Technology, Ltd..........    1,368,600        398,443
 *Eastgate Technology, Ltd..............      870,000         67,710
 *Econ International, Ltd...............    2,267,000         52,277
 Eng Wah Organisation, Ltd..............      265,000         25,971
 *Freight Links Express Holdings, Ltd...    1,648,000         42,753
 Frontline Technologies Corp., Ltd......    1,153,000         73,117
 Fu Yu Manufacturing, Ltd...............    1,291,000        334,917
 *Fuji Offset Plates Manufacturing,
   Ltd..................................       33,750          4,670
 GB Holdings, Ltd.......................      200,000         74,368
 GK Goh Holdings, Ltd...................    1,120,000        422,919
 GP Industries, Ltd.....................      602,000        277,642
 #Ges International, Ltd................    1,647,000        299,090
 #Guocoland, Ltd........................    1,215,000        640,908
 *HTP Holdings, Ltd.....................      479,000         69,036
 Ho Bee Investment, Ltd.................      761,000         87,743
 Hong Fok Corp., Ltd....................    1,796,000        191,547
 Hong Leong Asia, Ltd...................    1,048,000        797,505
 *Horizon Education & Technologies,
   Ltd..................................      646,000         35,380
 Hotel Grand Central, Ltd...............      875,280        166,517
 Hotel Plaza, Ltd.......................    1,189,000        322,165
 *#Hotel Properties, Ltd................    1,393,000        670,557
 Hour Glass, Ltd........................      298,000         74,731
 Huan Hsin Holdings, Ltd................      728,400        415,722
 Hup Seng Huat, Ltd.....................      900,200         62,276
 Hwa Hong Corp., Ltd....................    2,488,000        803,224
 Hwa Tat Lee, Ltd.......................    1,177,500        441,237
 *I-One.Net International, Ltd..........    1,392,000         36,112
 IDT Holdings, Ltd......................      514,000        405,959
 International Factors (Singapore),
   Ltd..................................      290,000         68,546
 *Intraco, Ltd..........................      292,500         84,313
 Isetan (Singapore), Ltd................      122,500        156,426
 *Jack Chia-MPH, Ltd....................      729,000        123,979
 #Jaya Holdings, Ltd....................    2,733,000        527,816
 Jurong Cement, Ltd.....................      132,500         53,470
 Jurong Engineering, Ltd................      112,000        105,891
 *K1 Ventures, Ltd......................    2,842,500        303,159
 Keppel Telecommunications and
   Transportation, Ltd..................    1,376,000        713,936
 Khong Guan Flour Milling, Ltd..........       19,000         16,759
 Kian Ann Engineering, Ltd..............      868,000         92,574
 #Kim Eng Holdings, Ltd.................    2,281,200      1,032,360
 Koh Brothers, Ltd......................    1,494,000         90,435
 *L & M Group Investments, Ltd..........    7,107,100         40,972
 Labroy Marine, Ltd.....................    2,943,000        407,192
 Lee Kim Tah Holdings, Ltd..............      795,000         73,331
 *Leong Hin Holdings, Ltd...............      526,000         47,002
 *Liang Huat Aluminum, Ltd..............    1,477,000         34,059
 Low Keng Huat Singapore, Ltd...........      372,000         62,193
 Lum Chang Holdings, Ltd................    1,134,030        169,979

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 MMI Holdings, Ltd......................    1,453,000   $    196,848
 *Magnecomp International, Ltd..........      583,000        100,830
 *Manufacturing Integration Technology,
   Ltd..................................      588,000         50,847
 *Mediaring.Com, Ltd....................    2,094,000        138,827
 Metro Holdings, Ltd....................    2,256,960        865,254
 Multi-Chem, Ltd........................      957,000         93,791
 Nera Telecommunications, Ltd...........    1,159,000        227,175
 *Orchard Parade Holdings, Ltd..........    1,084,022        212,479
 Ossia International, Ltd...............      708,000         93,877
 PCI, Ltd...............................      734,000        156,565
 Pan-United Corp., Ltd..................    1,624,000        304,276
 Pentex-Schweizer Circuits, Ltd.........      916,000         97,693
 Pertama Holdings, Ltd..................      459,750         38,432
 Prima, Ltd.............................      106,000        363,598
 *Provisions Suppliers Corp.............    4,088,000        247,456
 Robinson & Co., Ltd....................      284,832        944,180
 Rotary Engineering, Ltd................    1,231,000        102,902
 SMB United, Ltd........................    1,254,000        108,439
 SNP Corp., Ltd.........................      207,495         89,117
 *SPP, Ltd..............................      454,000         15,049
 San Teh, Ltd...........................      838,406        135,335
 Sea View Hotel, Ltd....................       66,000        207,366
 *Seatown Corp., Ltd....................      101,000          1,747
 Sing Investments & Finance, Ltd........       94,500         72,457
 Singapore Food Industries, Ltd.........      840,000        348,666
 Singapore Reinsurance Corp., Ltd.......    1,400,850        209,973
 *Singapore Reinsurance Issue 2003
   Shares...............................      140,085         20,190
 Singapura Building Society, Ltd........      139,250         96,333
 *Singatronics, Ltd.....................      748,000        142,303
 Ssangyong Cement (Singapore), Ltd......      236,000        148,298
 Stamford Land Corp., Ltd...............    3,229,000        362,995
 Straits Trading Co., Ltd...............    1,117,200        991,859
 *Sunright, Ltd.........................      378,000         49,031
 Superbowl Holdings, Ltd................      490,000         42,373
 Superior Metal Printing, Ltd...........      490,500         59,382
 Tiong Woon Corp. Holding, Ltd..........      652,000         48,864
 *Transmarco, Ltd.......................      106,500         44,820
 *Tuan Sing Holdings, Ltd...............    3,362,000        203,510
 UOB-Kay Hian Holdings, Ltd.............    1,602,000        628,014
 *Ultro Technologies, Ltd...............      530,000         50,415
 Unisteel Technology, Ltd...............      898,000        359,798
 United Engineers, Ltd..................      632,666        496,034
 United Overseas Insurance, Ltd.........      125,500        209,093
 United Pulp & Paper Co., Ltd...........      354,000         81,632
 *Van Der Horst, Ltd....................       18,543         79,300
 WBL Corp., Ltd.........................      510,000        543,926
 Wing Tai Holdings, Ltd.................    2,332,000        974,686
 Yeo Hiap Seng, Ltd.....................       84,000        127,844
 *Yongnam Holdi.........................    1,004,000         11,576
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $42,956,876)....................                  29,246,561
                                                        ------------
INVESTMENT IN
  CURRENCY -- (0.1%)
 *Singapore Dollars
   (Cost $76,963).......................                      76,640
                                                        ------------
                                            SHARES         VALUE+
                                            ------         ------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04
   (Cost $0)............................      236,300   $      2,043
                                                        ------------
TOTAL -- SINGAPORE
  (Cost $43,033,839)....................                  29,325,244
                                                        ------------
HONG KONG -- (24.2%)
COMMON STOCKS -- (24.2%)
 ABC Communications (Holdings), Ltd.....      930,000         29,812
 ALCO Holdings, Ltd.....................      602,000        108,068
 *APT Satellite Holdings, Ltd...........      354,000         78,528
 Aeon Credit Service (Asia) Co., Ltd....      360,000        120,019
 *Allied Group, Ltd.....................    5,592,000        276,059
 *Allied Properties (Hong Kong), Ltd....    8,026,000        237,731
 *Anex International Holdings, Ltd......      152,000          1,267
 *Applied China, Ltd....................    1,036,250          3,455
 *Applied International Holdings,
   Ltd..................................    1,243,000          9,722
 Arts Optical International Holdings,
   Ltd..................................      164,000         43,635
 Asia Aluminum Holdings, Ltd............    2,460,000        271,274
 *Asia Commercial Holdings, Ltd.........       72,800          1,774
 Asia Financial Holdings, Ltd...........    1,976,908        283,909
 *Asia Logistics Technologies, Ltd......    2,214,000         16,182
 *Asia Securities International, Ltd....    2,386,600         44,373
 *Asia Standard International Group,
   Ltd..................................    2,870,000         86,114
 *Asia Tele-Net & Technology Corp.,
   Ltd..................................   10,420,000         13,361
 Associated International Hotels, Ltd...      898,000        414,527
 *Beijing Development (Hong Kong),
   Ltd..................................      166,000         19,157
 *Bossini International Holdings,
   Ltd..................................      228,750          6,101
 Bright International Group, Ltd........      302,000         48,018
 CCT Telecom Holdings, Ltd..............      472,970         53,369
 *CEC International Holdings, Ltd.......      210,000          3,097
 CNPC (Hong Kong), Ltd..................    1,240,000        100,170
 *CNT Group, Ltd........................    3,078,000         45,783
 Cafe de Coral Holdings, Ltd............      594,000        403,680
 *Capital Strategic Investment, Ltd.....      122,000          1,486
 *Cash Financial Services Group, Ltd....        4,503             81
 *Catic International Holdings, Ltd.....    3,290,000         59,061
 *Celestial Asia Securities Holdings,
   Ltd..................................      128,036          9,030
 *Central China Enterprises, Ltd........    2,104,000          6,475
 #Champion Technology Holdings, Ltd.....      987,386        156,994
 #Chen Hsong Holdings, Ltd..............    1,515,000        485,654
 *Cheuk Nang Technologies (Holdings),
   Ltd..................................   11,250,120         14,425
 *Cheung Tai Hong Holdings, Ltd.........      100,920          3,209
 *Cheung Wah Development Co., Ltd.......    1,434,000         21,146
 *Chevalier (OA) International, Ltd.....    1,776,251         34,620
 *Chevalier Construction Holdings,
   Ltd..................................      131,203          2,052
 Chevalier International Holdings,
   Ltd..................................    2,091,166        124,685
 *China Aerospace International
   Holdings, Ltd........................    2,430,000         93,476
 *China Bio-Medical Group Limited.......      415,000          3,618
 *China Digicontent Co., Ltd............    2,710,000          3,475
 *China Everbright International,
   Ltd..................................    1,975,000         58,753
 *China Everbright Technology, Ltd......    3,244,000        114,390
 China Hong-Kong Photo Products
   Holdings, Ltd........................    1,909,000        119,943
 *China Investments Holdings, Ltd.......      210,000          7,405

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 China Motor Bus Co., Ltd...............       74,000   $    418,451
 *China Online (Bermuda), Ltd...........   10,580,000         29,846
 China Rare Earth Holdings, Ltd.........      700,000         59,240
 *China Resources Beijing Land, Ltd.....    1,288,000        145,336
 China Resources Logic, Ltd.............    1,296,000         83,090
 *China Rich Holdings, Ltd..............    3,380,000         21,670
 *China Sci-Tech Holdings, Ltd..........    2,786,000          7,859
 *China Star Entertainment, Ltd.........       50,292          3,353
 *China Strategic Holdings, Ltd.........      376,000          3,857
 Chinney Investments, Ltd...............    1,144,000         44,007
 Chow Sang Sang Holdings International,
   Ltd..................................      721,400        126,728
 Chuangs China Investments, Ltd.........    1,347,000         26,772
 Chuang's Consortium International,
   Ltd..................................    1,858,884         30,510
 Chun Wo Holdings, Ltd..................    1,671,917         52,524
 *Climax International Co., Ltd.........      296,000            797
 *Compass Pacific Holdings, Ltd.........      416,000         16,002
 Continental Holdings, Ltd..............       98,825          7,350
 *Continental Mariner Investment Co.,
   Ltd..................................    1,328,000         97,062
 Coslight Technology International
   Group, Ltd...........................      466,000        125,481
 *Cosmos Machinery Enterprises, Ltd.....    1,024,000         43,330
 *Crocodile Garments, Ltd...............    1,539,000         31,377
 Cross Harbour Tunnel Co., Ltd..........      365,603        150,015
 *Culturecom Holdings, Ltd..............    2,161,000         58,467
 *DVN Holdings, Ltd.....................      292,490         30,004
 Dickson Concepts International, Ltd....      222,000         49,816
 *Digital China Holdings, Ltd...........      639,000        198,695
 *Dynamic Global Holdings, Ltd..........    1,446,000         10,569
 Dynamic Holdings, Ltd..................      244,000         25,655
 *Easyknit International Holdings,
   Ltd..................................      282,860          4,098
 *Eforce Holdings, Ltd..................    2,620,000         95,746
 Egana Jewelry and Pearls...............      331,789         79,131
 #Eganagoldfeil Holdings Ltd............    1,976,620        375,111
 Elec & Eltek International Holdings,
   Ltd..................................    3,078,790        461,892
 *Emperor International Holdings, Ltd...       64,436         15,368
 *Extrawell Pharmaceutical Holdings,
   Ltd..................................    3,220,000         75,971
 *Ezcom Holdings, Ltd...................       72,576          2,066
 *Fairwood Holdings, Ltd................       42,600          4,479
 Far East Consortium International,
   Ltd..................................    1,641,378         63,140
 *Far East Hotels & Entertainment,
   Ltd..................................    1,853,000         64,152
 Far East Pharmaceutical Technology Co.,
   Ltd..................................      640,000        209,264
 *First Sign International Holdings,
   Ltd..................................    1,050,000         23,696
 Fong's Industries Co., Ltd.............      962,000        477,993
 *Forefront International Holdings,
   Ltd..................................      658,000        210,931
 *#Founder Holdings, Ltd................    1,374,000        123,327
 Four Seas Frozen Food Holdings, Ltd....      347,184         24,040
 Four Seas Mercantile Holdings, Ltd.....      592,000        212,547
 *Fujian Group, Ltd.....................    2,378,000         25,003
 *Fushan Holdings, Ltd..................    2,566,000         95,418
 GZI Transport, Ltd.....................      448,000         95,933
 *Geomaxima Holdings, Ltd...............    5,810,000        107,279
 *Global China Group Holdings, Ltd......      642,000         31,693
 #Global Tech (Holdings), Ltd...........    5,612,000         86,352
 Glorious Sun Enterprises, Ltd..........    1,066,000        247,406
                                            SHARES         VALUE+
                                            ------         ------
 Gold Peak Industries (Holdings), Ltd...    1,059,250   $    214,600
 *Goldbond Group Holdings, Ltd..........      999,000          2,818
 Golden Resources Development
   International, Ltd...................    1,456,500         55,094
 *Gold-Face Holdings, Ltd...............    2,003,600        138,733
 Goldlion Holdings, Ltd.................    1,438,000         83,897
 Golik Holdings, Ltd....................      930,500         41,760
 Good Fellow Group, Ltd.................    3,488,000        122,994
 Grande Holdings, Ltd...................      185,000        221,798
 *Great Wall Electronic International,
   Ltd..................................   15,795,170         20,253
 *Group Sense (International), Ltd......    2,062,000         83,286
 Guangdong Brewery Holdings, Ltd........    1,742,000        187,630
 *Guangnan Holdings, Ltd................    4,146,000         68,048
 *Guangzhou Investment Co., Ltd.........    4,290,000        291,546
 *Gzitic Hualing Holdings, Ltd..........    1,344,000         34,295
 HKCB Bank Holding Co., Ltd.............    1,130,000        118,814
 *HKR International, Ltd................    1,884,860        381,866
 *Hang Fung Gold Technology, Ltd........      458,000         46,395
 *Hang Ten Group Holdings, Ltd..........      585,039            900
 *Hanny Holdings, Ltd...................      136,658         15,070
 *Hansom Eastern Holdings, Ltd..........    3,473,235         38,301
 Harbour Centre Development, Ltd........      517,000        367,924
 Henderson China Holdings, Ltd..........      815,000        318,737
 *Heng Fung Holdings, Ltd...............       42,000          5,816
 High Fashion International, Ltd........      268,000         29,210
 *Hikari Tsushin International, Ltd.....    5,800,000         45,366
 *Hon Kwok Land Investment Co., Ltd.....      572,535         82,957
 Hong Kong Catering Management, Ltd.....      512,000         30,528
 *Hong Kong Construction Holdings,
   Ltd..................................      970,000         39,179
 Hong Kong Ferry (Holdings) Co., Ltd....      671,300        520,771
 *Hong Kong Parkview Group, Ltd.........    1,130,000         86,937
 *Hong Kong Pharmaceuticals Holdings,
   Ltd..................................    1,834,000         82,308
 *Hop Hing Holdings, Ltd................      660,265         20,319
 *Hsin Chong Construction Group, Ltd....    1,569,658         44,279
 *Hudson Holdings, Ltd..................      256,000          3,283
 Hung Hing Printing Group, Ltd..........      532,000        347,901
 IDT International, Ltd.................    4,028,486        428,740
 IMI International Holdings, Ltd........       91,600         11,745
 *ITC Corp., Ltd........................      466,157         10,938
 *Innovative International (Holdings),
   Ltd..................................       73,700            189
 JCG Holdings, Ltd......................    1,048,333        507,447
 K Wah International Holdings, Ltd......    2,895,885        259,928
 K. Wah Construction Materials, Ltd.....    2,309,660        134,752
 *KPI Co., Ltd..........................      264,000          3,148
 KTP Holdings, Ltd......................      180,400         23,132
 *Kader Holdings Co., Ltd...............      545,600         11,054
 Karrie International Holdings, Ltd.....       66,000         16,672
 Keck Seng Investments (Hong Kong),
   Ltd..................................      858,600         90,277
 Kee-Shing Holdings Co., Ltd............      886,000         43,739
 Kin Yat Hldgs..........................      304,000         54,963
 *King Fook Holdings, Ltd...............    1,000,000         33,339
 *King Pacific International Holdings,
   Ltd..................................    1,404,200         21,967
 Kingmaker Footwear Holdings, Ltd.......    1,058,750        312,245
 *Kong Sun Holdings, Ltd................    2,198,000          6,200
 Kowloon Development Co., Ltd...........      517,000        218,766

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Kwong Sang Hong International, Ltd....    1,434,000   $     41,372
 Kwoon Chung Bus Holdings, Ltd..........      556,000         57,748
 *Lai Sun Development Co., Ltd..........    2,970,000          9,902
 *Lai Sun Garment (International),
   Ltd..................................    2,325,000         43,824
 *Lam Soon (Hong Kong), Ltd.............      302,310        101,755
 *Le Saunda Holdings, Ltd...............      236,000          5,810
 *Leading Spirit High-Tech Holdings Co.,
   Ltd..................................    2,310,000          2,962
 *Leaptek, Ltd..........................      193,000            520
 Leefung-Asco Printers Holdings, Ltd....      144,000         30,466
 *LifeTec Group, Ltd....................      922,000         13,005
 *Lippo, Ltd............................    1,074,760        141,946
 Liu Chong Hing Investment, Ltd.........      635,200        297,288
 Luks Industrial Group, Ltd.............      645,555         83,604
 Lung Kee (Bermuda) Holdings, Ltd.......      857,500        277,632
 *Mae Holdings, Ltd.....................    2,220,000         51,808
 *Magnum International Holdings, Ltd....      300,000          3,616
 *Mansion Holdings, Ltd.................    1,420,360          3,460
 *Mei Ah Entertainment Group, Ltd.......    1,142,000         18,304
 Melbourne Enterprises, Ltd.............       45,500        138,855
 Midland Realty (Holding), Ltd..........      496,000         30,846
 *Millennium Group, Ltd.................      928,000         27,011
 *Min Xin Holdings, Ltd.................      753,200         83,058
 Moulin International Holdings, Ltd.....      699,274        334,001
 *Mui Hong Kong, Ltd....................    1,845,000         20,819
 Nanyang Holdings, Ltd..................      137,500        100,497
 *National Electronics Holdings, Ltd....    2,156,000         24,881
 *New China Merchants Dichain...........    3,520,000         63,641
 New Island Printing Holdings, Ltd......      176,000         13,541
 New World China Land, Ltd..............      702,800        115,350
 *New World Cyberbase, Ltd..............       25,220            100
 *#New World Infrastructure, Ltd........    1,065,400         91,530
 *Next Media, Ltd.......................      124,000         30,528
 #Ngai Lik Industrial Holdings, Ltd.....    1,556,000        438,942
 *Onfem Holdings, Ltd...................    1,266,000         62,498
 *Oriental Metals Holdings Co., Ltd.....    1,237,800         33,966
 *Oriental Union Holdings, Ltd..........      838,000          5,050
 Pacific Andes International Holdings,
   Ltd..................................      156,000         20,803
 Pacific Century Insurance Holdings,
   Ltd..................................      708,000        149,793
 *Pacific Concord Holding, Ltd..........    3,284,758        261,138
 *Pacific Plywood Holdings, Ltd.........    4,430,000          7,952
 Peace Mark Holdings, Ltd...............    1,083,150         74,999
 Pegasus International Holdings, Ltd....      226,000         24,052
 Perfectech International Holdings,
   Ltd..................................      571,450         51,292
 Pico Far East Holdings, Ltd............    1,190,000         40,436
 *Playmate Toys Holdings, Ltd...........    1,585,000        119,910
 Pokfulam Development Co., Ltd..........      234,000         47,107
 *Poly Investments Holdings, Ltd........    2,670,000         40,056
 Prime Succession, Ltd..................      768,000         13,196
 *Prosper Evision, Ltd..................       96,000            431
 Proview International Holdings, Ltd....      944,000        129,518
 *QPL International Holdings, Ltd.......    1,191,000        248,928
 *Quality Healthcare Asia, Ltd..........    1,338,000         28,823
 Raymond Industrial, Ltd................      605,400         93,929
 *Regal Hotels International Holdings,
   Ltd..................................    3,386,000         22,143
 *Rexcapital International Holdings,
   Ltd..................................    1,272,905         16,485
 *Riche Multi-Media Holdings, Ltd.......      706,000        282,897
 *Rivera Holdings, Ltd..................    3,620,000         97,477
 Road King Infrastructure, Ltd..........      449,000        237,490
                                            SHARES         VALUE+
                                            ------         ------
 Roadshow Holdings, Ltd.................    1,456,000   $    164,293
 *Rockapetta Holdings, Ltd..............      480,000          4,308
 *S.A.S.Dragon Holdings, Ltd............    1,696,000        113,085
 SA SA International Holdings, Ltd......    1,134,000        127,959
 Safety Godown Co., Ltd.................      408,000        102,539
 Saint Honore Holdings, Ltd.............      128,000          9,355
 San Miguel Brewery Hong Kong, Ltd......      612,800        153,224
 *Sea Holdings, Ltd.....................      832,000        106,684
 *Seapower International Holdings,
   Ltd..................................      854,000          3,395
 *Seapower Resources International,
   Ltd..................................    2,528,000          8,752
 *Shanghai Allied Cement, Ltd...........       22,080          1,331
 *Shanghai Century Holdings, Ltd........    5,242,000        153,252
 *Shanghai Land Holdings, Ltd...........    1,464,000         64,764
 Shanghai Real Estates, Ltd.............      860,000         65,062
 Shaw Brothers Hong Kong, Ltd...........      237,000        230,960
 Shell Electric Manufacturing (Holdings)
   Co., Ltd.............................       95,792         11,914
 Shenyin Wanguo (Hong Kong), Ltd........      847,500         82,590
 *Shenzhen International Holdings,
   Ltd..................................    6,187,500        180,101
 *Shougang Concord Century Holdings,
   Ltd..................................    1,292,000         61,297
 *Shougang Concord Grand (Group),
   Ltd..................................    1,701,000        135,229
 *Shougang Concord International
   Enterprises Co., Ltd.................    4,166,000        146,902
 *Shougang Concord Technology Holdings,
   Ltd..................................    1,647,914        103,539
 Shui On Construction & Materials,
   Ltd..................................      282,000        169,046
 *Shun Ho Resources Holdings, Ltd.......      483,000          7,432
 *Shun Ho Technology Holdings, Ltd......    1,037,452         15,298
 *Shun Shing Holdings, Ltd..............    2,573,600        160,051
 Silver Grant International Industries,
   Ltd..................................    2,087,000        187,325
 *Sincere Co., Ltd......................      505,500         16,853
 #Singamas Container Holdings, Ltd......      838,000        279,378
 *Sino Foundations Holdings, Ltd........    1,692,000         47,731
 *Sinocan Holdings, Ltd.................      350,000          1,750
 *Sino-I.com, Ltd.......................   19,383,158        507,025
 Sinopec Kantons Holdings, Ltd..........      414,000         49,369
 *Skynet (International Group) Holdings,
   Ltd..................................      244,240            313
 *Solartech New Shares..................       49,600          1,253
 *Sound International, Ltd..............    3,931,200         39,822
 *South China Brokerage Co., Ltd........    4,872,000         16,867
 *South China Industries, Ltd...........    1,124,000         21,619
 Southeast Asia Properties & Finance,
   Ltd..................................      263,538         37,171
 Starlight International Holdings,
   Ltd..................................    5,245,170         94,159
 *Stelux Holdings International, Ltd....    1,307,702         28,506
 *Styland Holdings, Ltd.................      101,808            196
 Sun Hing Vision Group Holdings, Ltd....      206,000         74,621
 Sun Hung Kai & Co., Ltd................    2,048,600        267,936
 *Sun Media Group Holdings, Ltd.........    9,814,000         67,954
 *Sunday Communications, Ltd............    4,441,000         91,112
 Sunway International Holdings, Ltd.....      866,000         29,982
 *Suwa International Holdings, Ltd......    1,062,000         29,959
 TCC International Holdings, Ltd........      678,000         65,203
 *Tack Hsin Holdings, Ltd...............      542,000          5,907
 Tai Cheung Holdings, Ltd...............    1,013,000        167,561
 Tai Fook Securities Group, Ltd.........      102,000          9,809

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 Tai Sang Land Development, Ltd.........      471,984   $    105,911
 Tak Sing Alliance Holdings, Ltd........    2,909,865         87,310
 #Tan Chong International, Ltd..........      666,000         91,376
 *Termbray Industries International
   (Holdings), Ltd......................    2,304,900        118,219
 Tern Properties Co., Ltd...............       61,200          9,731
 *The Sun's Group, Ltd..................   17,004,000         21,803
 *Tian An China Investments Co., Ltd....    7,301,750        114,225
 Tian Teck Land, Ltd....................    1,098,000        225,267
 Tianjin Development Holdings, Ltd......      506,000        127,818
 *Tomorrow International Holdings,
   Ltd..................................    1,650,000         11,213
 *Top Form International, Ltd...........    1,586,000        248,106
 Tristate Holdings, Ltd.................      138,000         28,666
 Truly International Holdings, Ltd......    1,014,000        425,818
 Tungtex (Holdings) Co., Ltd............      788,000        239,974
 Tysan Holdings, Ltd....................    1,040,773         20,952
 *U-Cyber Technology Holdings, Ltd......      432,800         10,267
 USI Holdings, Ltd......................      928,999         72,664
 *United Power Investment, Ltd..........    1,664,000         11,949
 *Universal Holdings Ltd................    2,770,000          9,235
 *Universe International Holdings,
   Ltd..................................      382,226          9,410
 Van Shung Chong Holdings, Ltd..........      359,335         52,526
 *Vanda Systems & Communications
   Holdings, Ltd........................      644,000         35,508
 Varitronix International, Ltd..........      256,263        179,084
 Veeko International Holdings, Ltd......    1,420,000         14,931
 Victory City International Holdings,
   Ltd..................................      503,681        153,389
 Vitasoy International Holdings, Ltd....    1,033,000        227,826
 Wah Ha Realty Co., Ltd.................      278,600         19,291
 *Wah Nam International.................       38,696            744
 Wai Kee Holdings, Ltd..................    1,265,738        115,233
 *Wang ON Group Ltd New.................       46,440          3,692
 *Wellnet Holdings, Ltd.................    2,059,200        208,593
 *Winfoong International, Ltd...........    1,210,000         21,411
 Wing On Co. International, Ltd.........      565,000        349,559
 Wing Shan International, Ltd...........      896,000         41,935
 *Winsan China Investment Group, Ltd....    1,296,000         10,802
 Wong's International (Holdings), Ltd...      400,641         41,098
 *Wonson International Holdings, Ltd....    4,040,000         12,951
 World Houseware (Holdings), Ltd........      605,700         27,571
 *#Xinao Gas Holdings, Ltd..............    1,094,000        312,120
 Y. T. Realty Group, Ltd................      965,000         36,503
 YGM Trading, Ltd.......................      228,000         96,477
 Yangtzekiang Garment Manufacturing Co.,
   Ltd..................................      405,000         69,069
 *Yanion International Holdings, Ltd....      118,000          7,565
 *Yaohan International Holdings, Ltd....      974,000              0
 *Yau Lee Holdings, Ltd.................      534,000         11,366
 *Yugang International, Ltd.............   11,916,000         67,229
 *Yunnan Enterprises Holdings, Ltd......      240,000         13,541
 *e-New Media Co., Ltd..................      320,000          8,412
 *eSun Holdings, Ltd....................      653,600         14,583
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $61,878,567)....................                  29,005,573
                                                        ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $9,102)........................                       9,101
                                                        ------------
                                            SHARES         VALUE+
                                            ------         ------
RIGHTS/WARRANTS -- (0.0%)
 *Applied China, Ltd. Warrants
   04/30/04.............................      207,250   $        266
 *Applied International Holdings, Ltd.
   Warrants 04/30/04....................      248,600            319
 *Climax International Co., Ltd.
   Warrants 02/08/04....................       59,200             76
 *South China Brokerage Co., Ltd. Rights
   06/21/03.............................      974,400          1,249
                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                       1,910
                                                        ------------
TOTAL -- HONG KONG
  (Cost $61,887,669)....................                  29,016,584
                                                        ------------
NEW ZEALAND -- (10.6%)
COMMON STOCKS -- (10.6%)
 *AFFCO Holdings, Ltd...................    1,207,650        131,778
 CDL Hotels NZ, Ltd.....................    1,243,344        186,641
 CDL Investments NZ, Ltd................      286,445         39,691
 Cavalier Corp., Ltd....................      249,212        654,669
 Colonial Motor Co., Ltd................       47,895         88,487
 *Cue Energy Resources NL...............      452,354         13,973
 DB Breweries, Ltd......................      312,589      1,191,130
 Ebos Group, Ltd........................       57,108        100,563
 *Evergreen Forests, Ltd................      323,301         98,929
 *Fletcher Challenge Forests, Ltd.......      475,200        268,871
 *Force Corp., Ltd......................       15,236         10,028
 Hallenstein Glassons Holdings, Ltd.....      206,438        353,987
 Hellaby Holdings, Ltd..................      179,079        410,465
 Horizon Energy Distribution, Ltd.......       40,420         87,512
 *Kingsgate International Corp., Ltd....      479,679         58,158
 *Met Lifecare, Ltd.....................      202,860        159,286
 #Michael Hill International, Ltd.......      137,246        355,785
 *New Zealand Oil & Gas, Ltd............      420,122         67,916
 New Zealand Refining Co., Ltd..........       62,819        580,300
 Northland Port Corp. (New Zealand),
   Ltd..................................      219,997        381,048
 Nuplex Industries, Ltd.................      221,948        472,845
 Owens Group, Ltd.......................      138,522         74,378
 *Pacific Retail Group, Ltd.............      194,156        257,822
 Port of Tauranga, Ltd..................      541,952      1,329,815
 Powerco, Ltd...........................      524,522        523,903
 *Provenco Group, Ltd...................      281,600         45,523
 Pyne Gould Guinness, Ltd...............      146,734         94,036
 Restaurant Brand New Zealand, Ltd......      338,732        269,884
 *Richina Pacific, Ltd..................      274,644         47,570
 Sanford, Ltd...........................      340,412      1,090,785
 Scott Technology, Ltd..................       54,083         85,869
 *Seafresh Fisheries....................       80,520          1,302
 South Port New Zealand, Ltd............       30,744         26,448
 Steel & Tube Holdings, Ltd.............      303,825        613,950
 *Tasman Farms..........................      157,056              0
 Taylors Group, Ltd.....................       29,646         26,872
 Tourism Holdings, Ltd..................      222,252        133,451
 *Trans Tasman Properties, Ltd..........    1,921,308        310,596
 *Tranz Rail Holdings, Ltd..............      674,271        327,006
 Trustpower, Ltd........................      282,000        734,289
 Waste Management NZ, Ltd...............      349,572        672,082
 Williams & Kettle, Ltd.................       38,372         88,174
 Wrightson, Ltd.........................      478,020        317,384
                                                        ------------
TOTAL -- NEW ZEALAND
  (Cost $11,886,313)....................                  12,783,201
                                                        ------------

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Exergy, Inc.
   (Cost $0)............................        7,260   $          0
                                                        ------------
MALAYSIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 *Abrar Corp. Berhad....................       40,000          6,158
 *Autoways Holdings Berhad..............       10,000          3,395
 *Kuala Lumpur Industries Holdings
   Berhad...............................      138,000         17,976
 *MBF Holdings Berhad...................      111,412              0
 *Promet Berhad.........................    1,143,000         87,229
 *RNC Corp. Berhad......................       33,000          3,561
 *Rahman Hydraulic Tin Berhad...........      111,000         19,425
 *Rekapacific Berhad....................      473,000              0
 *Saship Holdings Berhad................      223,520         52,351
 *Tai Wah Garments Manufacturing Berhad
   (Foreign)............................       60,000          6,947
 *Wing Tiek Holdings Berhad.............       95,800         22,437
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $2,365,380).....................                     219,479
                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *MBF Holdings Berhad Warrants 05/20/13
   (Cost $0)............................       22,282              0
                                                        ------------
TOTAL -- MALAYSIA
  (Cost $2,365,380).....................                     219,479
                                                        ------------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Sansui Electric Co., Ltd.
   (Cost $25,906).......................      252,000         27,390
                                                        ------------

                                             FACE
                                            AMOUNT
                                            ------
                                             (000)
TEMPORARY CASH
  INVESTMENTS -- (9.4%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $4,704,000 U.S.
   Treasury Notes 1.875%, 09/30/04,
   valued at $4,762,800) to be
   repurchased at $4,692,469
   (Cost $4,692,000)....................  $     4,692      4,692,000
 Repurchase agreements in a Pooled Cash
   Account, Mizuho Securities, 1.27%,
   06/02/03 (Collateralized by
   $5,527,000 U.S. Treasury Obligations,
   rates ranging from 2.125% to 11.875%,
   maturities ranging from 11/15/03 to
   08/15/28, valued at $6,588,046) to be
   repurchased at $6,589,072 (.)
   (Cost $6,588,046)....................        6,588      6,588,046
                                                        ------------
TOTAL TEMPORARY CASH INVESTMENTS --
  (Cost $11,280,046)....................                  11,280,046
                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $173,347,034)++.................                $120,121,588{/\}
                                                        ============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $173,649,400
{/\} Includes $5,430,554 of securities on loan. (see Note J)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                           SHARES        VALUE+
                                           ------        ------
UNITED KINGDOM -- (98.7%)
COMMON STOCKS -- (98.7%)
 600 Group P.L.C........................   100,910    $     86,796
 AEA Technology P.L.C...................    30,774          92,014
 AGA Food Service Group P.L.C...........    38,000         124,826
 AIM Group P.L.C........................    32,063          51,217
 *API Group P.L.C.......................    51,500          65,391
 *ASW Holdings P.L.C....................   849,314          34,787
 Abacus Polar P.L.C.....................    75,000         272,171
 Abbeycrest P.L.C.......................    42,590          45,355
 Abbot Group P.L.C......................    92,595         238,932
 Aberdeen Asset Management P.L.C........   100,000          80,279
 Acal P.L.C.............................    13,671         109,190
 *Adam & Harvey Group P.L.C.............    10,500             344
 *Advanced Medical Solutions P.L.C......    29,802           4,150
 *Advanced Power Components, Ltd........    47,871           9,608
 Aggreko P.L.C..........................    74,000         194,890
 *Airflow Streamlines P.L.C.............    20,500          21,831
 Airsprung Furniture Group P.L.C........    58,000          64,141
 *Airtours P.L.C........................    24,000           7,746
 Alba P.L.C.............................   105,025         771,724
 Alexandra Workwear P.L.C...............    86,243         110,918
 Alexon Group P.L.C.....................    86,632         358,382
 Allen P.L.C............................    50,000         260,088
 Alpha Airports Group P.L.C.............   392,541         369,794
 Alphameric P.L.C.......................   172,688         128,023
 Alumasc Group P.L.C....................   100,245         219,256
 Alvis P.L.C............................   191,010         560,165
 Amberley Group P.L.C...................   200,000          39,320
 *Amey P.L.C............................    11,353           5,952
 Amstrad P.L.C..........................   149,652         159,369
 *Anglesey Mining P.L.C.................    55,000           2,027
 Anglo Eastern Plantations P.L.C........    57,166         105,365
 *Anite Group P.L.C.....................   250,000         137,212
 *Antisoma P.L.C........................   163,333          96,335
 *Applied Optical Technologies P.L.C....    75,383          36,742
 *Arena Leisure P.L.C...................   350,516         110,547
 *Argonaut Games, Ltd...................   100,000          13,516
 *Arm Holdings P.L.C....................   127,000         159,174
 Arriva P.L.C...........................    37,770         224,007
 Ashtenne Holdings P.L.C................    50,000         206,842
 Austin Reed Group P.L.C................    68,999         170,697
 Autologic Holdings P.L.C...............    17,489          73,782
 Avesco P.L.C...........................    29,998          36,369
 Avis Europe P.L.C......................   164,720         242,882
 Avon Rubber P.L.C......................    25,041          69,949
 *Axis-Shield P.L.C.....................    58,284         138,460
 Axon Group P.L.C.......................    19,756          26,379
 *BNB Resources P.L.C...................    49,000           9,834
 BPP Holdings P.L.C.....................   106,500         510,366
 BSS Group P.L.C........................    47,905         381,438
 BWD Securities P.L.C...................    10,951          70,869
 Babcock International Group P.L.C......   310,464         549,341
 Baggeridge Brick P.L.C.................    98,000         149,319
 Bailey (Ben) Construction P.L.C........    26,000          92,649
 *Bailey (C.H.) P.L.C...................   109,500          10,764
 *Bailey (C.H.) P.L.C. Class B..........    10,000           4,014
                                           SHARES        VALUE+
                                           ------        ------
 Barr (A.G.) P.L.C......................    43,000    $    358,938
 Beattie (James) P.L.C..................   132,247         306,584
 Bellway P.L.C..........................    93,000         876,869
 Bemrose Corp. P.L.C....................    50,375          35,076
 Benchmark Group P.L.C..................    36,513          93,321
 Bespak P.L.C...........................    55,918         295,453
 *Biocompatibles International P.L.C....    14,690          31,649
 Biotrace International P.L.C...........    75,000         133,321
 Birse Group P.L.C......................   421,901          76,034
 Black Arrow Group P.L.C................    56,500          54,152
 Blacks Leisure Group P.L.C.............    60,959         270,154
 *Blagden Industries P.L.C..............   131,092               0
 Blick P.L.C............................    68,555         202,171
 Bloomsbury Publishing P.L.C............     9,307         127,322
 Body Shop International P.L.C..........   194,000         278,110
 Bodycote International P.L.C...........    92,338         176,243
 *Boosey & Hawkes P.L.C.................    35,500          95,966
 Boot (Henry) & Sons P.L.C..............    47,000         231,392
 Bovis Homes Group P.L.C................    32,000         204,204
 *Bradstock Group P.L.C.................     5,200           3,962
 Brammer (H.) P.L.C.....................   119,123         188,334
 Brewin Dolphin Holdings P.L.C..........   219,762         153,020
 Bristol Water Holdings P.L.C...........    12,000         231,990
 Britannic P.L.C........................    51,300         183,643
 *British Biotech P.L.C.................    34,900          39,739
 British Polythene Industries P.L.C.....    56,740         274,232
 British Vita P.L.C.....................    57,600         249,134
 Brixton Estate P.L.C...................    68,200         252,522
 *Brown & Jackson P.L.C.................   296,819         464,410
 Brown (N) Group P.L.C..................    30,000          62,667
 *Bulmer (H.P.) Holdings P.L.C..........    60,500         338,000
 Burndene Investments P.L.C.............   175,001         207,867
 Burtonwood Brewery P.L.C...............    38,000         154,709
 Business Post Group P.L.C..............    56,000         377,083
 *CLS Holdings P.L.C....................   122,907         434,948
 CML Microsystems P.L.C.................    28,361          81,314
 Cadcentre Group P.L.C..................    10,000          62,831
 Caffyns P.L.C..........................     6,000          52,591
 *Cairn Energy P.L.C....................    60,206         294,436
 *Calluna P.L.C.........................    77,140               0
 *Cammell Laird Group P.L.C.............   256,158          25,181
 *Cape P.L.C............................   119,518          52,869
 Capital & Regional Properties P.L.C....    25,818         126,262
 Capital Radio P.L.C....................    23,160         184,978
 *Carclo Engineering Group P.L.C........   100,463          40,325
 Care UK P.L.C..........................    64,835         170,487
 Carillion P.L.C........................    10,115          26,349
 *Carlisle Holdings, Ltd................     8,709          28,180
 Carpetright P.L.C......................   102,500       1,041,171
 *Carphone Warehouse Group P.L.C........   244,000         311,811
 Carr's Milling Industries P.L.C........    19,000          92,141
 Castings P.L.C.........................    79,000         214,853
 *Cenes Pharmaceuticals P.L.C...........   298,612          20,792
 Chamberlin & Hill P.L.C................    18,000          45,710
 Chapelthorpe P.L.C.....................   596,134          91,563
 Charles Taylor Group P.L.C.............    66,007         283,874
 *Charter P.L.C.........................    88,743          58,157

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Chelsfield P.L.C.......................    53,402    $    276,910
 Chemring Group P.L.C...................    49,000         252,077
 Chime Communications P.L.C.............    71,838          26,482
 Chloride Group P.L.C...................   485,500         306,236
 Christie Group P.L.C...................    53,263          43,632
 Chrysalis Group P.L.C..................   268,082         964,071
 Churchill China P.L.C..................    30,000          67,582
 City Centre Restaurants P.L.C..........   174,871         175,481
 Clarkson (Horace) P.L.C................    44,733         193,115
 *Clinical Computing P.L.C..............    40,000          29,163
 Clinton Cards P.L.C....................   144,460         463,885
 Close Brothers Group P.L.C.............    10,000          97,891
 Colefax & Fowler Group P.L.C...........    60,000          71,268
 Collins Stewart Holdings P.L.C.........    31,538         194,280
 *Colt Telecom Group P.L.C..............   257,000         269,476
 Communisis P.L.C.......................   237,134         495,348
 Compel Group P.L.C.....................     5,000           4,424
 Computacenter P.L.C....................    51,000         276,570
 *Cookson Group P.L.C...................   529,068         210,199
 Coral Products P.L.C...................    50,000          38,092
 *Cordiant Communications Group
   P.L.C................................    85,000           7,659
 *Corporate Services Group P.L.C........   246,600          18,686
 Cosalt P.L.C...........................    30,700         143,599
 Countryside Property P.L.C.............    94,086         273,609
 Countrywide Assured Group P.L.C........   133,374         242,550
 Courts P.L.C...........................   110,722         380,943
 *Cox Insurance Holdings P.L.C..........   244,666         304,645
 Cranswick P.L.C........................    19,173         115,125
 Crest Nicholson P.L.C..................   267,250       1,002,674
 Creston Land & Estates P.L.C...........     5,000           4,505
 Croda International P.L.C..............    59,635         258,913
 Cropper (James) P.L.C..................    22,000          66,681
 *Culver Holdings P.L.C.................       338              89
 *DCS Group P.L.C.......................    10,000           1,147
 DFS Furniture Co. P.L.C................    41,300         261,521
 DTZ Holdings P.L.C.....................   114,500         147,259
 Daejan Holdings P.L.C..................    25,000         559,087
 Dairy Crest Group P.L.C................    34,000         225,601
 *Dana Petroleum P.L.C., UK.............   500,000         120,828
 *Danka Business Systems P.L.C..........    15,000          17,326
 Dart Group P.L.C.......................    74,000         246,113
 Davis Service Group P.L.C..............    25,000         156,667
 *Dawson International P.L.C............   100,688          30,106
 De la Rue P.L.C........................    51,000         203,458
 DeVere Group P.L.C.....................    31,400         170,795
 Dechra Pharmaceiticals P.L.C...........    50,000          67,172
 Delta P.L.C............................   200,000         353,884
 Deltron Electronics P.L.C..............     8,621           9,816
 *Densitron International P.L.C.........    74,175          23,393
 Derwent Valley Holdings P.L.C..........    90,000         807,297
 Development Securities P.L.C...........    50,000         253,125
 Devro P.L.C............................   180,143         193,315
 Dewhurst P.L.C.........................     9,000          12,533
 Dewhurst P.L.C. Class A Non-Voting.....    15,500          18,411
 Diagonal P.L.C.........................    34,200          32,218
 *Dickinson Legg Group P.L.C............    11,935           6,062
 Dicom Group P.L.C......................    30,000         212,576
 *Dimension Data Holdings P.L.C.........    64,000          27,262
 Diploma P.L.C..........................    22,648         136,548
 Domestic & General Group P.L.C.........    17,223         114,562
 Domino Printing Sciences P.L.C.........   355,935         962,191
                                           SHARES        VALUE+
                                           ------        ------
 Domnick Hunter Group P.L.C.............    30,000    $    156,544
 Dowding & Mills P.L.C..................   336,440          47,542
 EBC Group P.L.C........................    57,128         176,896
 East Surrey Holdings P.L.C.............    36,800         175,146
 *Easynet Group P.L.C...................    75,000         155,438
 *Edinburgh Fund Managers Group
   P.L.C................................    61,000          80,451
 *Eidos P.L.C...........................    55,300         148,585
 Eldridge Pope & Co. P.L.C..............    25,000          65,739
 Eleco Holdings P.L.C...................   104,685          48,881
 Electronic Data Processing P.L.C.......    55,200          49,740
 Electronics Boutique P.L.C.............   150,000         143,151
 *Emess P.L.C...........................   288,250          38,371
 Ennstone P.L.C.........................   295,323         183,860
 *Enodis P.L.C..........................   275,329         175,923
 Eurocopy P.L.C.........................    41,051          28,584
 Eurodis Electron P.L.C.................    87,500          44,440
 Euromoney Institutional Investors
   P.L.C................................    65,000         258,245
 European Colour P.L.C..................    82,090          35,640
 European Motor Holdings P.L.C..........   118,325         265,585
 *European Telecom P.L.C................     7,000             344
 *Evans of Leeds Contingent Units
   P.L.C................................    80,000               0
 Express Dairies P.L.C..................   731,005         401,210
 Expro International Group P.L.C........    54,966         261,155
 *FII Group P.L.C.......................    41,166           6,323
 FKI P.L.C..............................   128,000         187,689
 Fenner P.L.C...........................    92,146         103,413
 *Ferguson International Holdings
   P.L.C................................    89,105          51,095
 Ferraris Group P.L.C...................     9,600          15,099
 *Fibernet Group P.L.C..................    45,339          33,055
 Filtronic P.L.C........................     4,138           9,491
 Financial Objects P.L.C................     7,000           4,186
 Fine Art Developments P.L.C............   142,288         625,921
 First Choice Holidays P.L.C............   147,863         222,871
 First Technology P.L.C.................   117,111         462,404
 Fisher (Albert) Group P.L.C............    76,000         214,788
 *Fitness First P.L.C...................    20,000          57,015
 Forminster P.L.C.......................    43,333          20,233
 Forth Ports P.L.C......................   138,585       1,975,341
 Fortress Holdings P.L.C................   120,728          49,943
 *Foster (John) & Son P.L.C.............    27,500           4,843
 Freeport Leisure P.L.C.................    25,814         132,587
 French Connection Group P.L.C..........    25,000         504,817
 *Friendly Hotels P.L.C.................    51,533          29,972
 Friends, Ivory & Sime P.L.C............    60,039         179,516
 Fuller, Smith & Turner P.L.C.
   Series A.............................    20,000         174,484
 Fulmar P.L.C...........................   107,500         136,495
 *Future Network P.L.C..................   315,000         317,389
 GWR Group P.L.C........................    49,700         153,895
 Galliford P.L.C........................   517,870         222,719
 Games Workshop Group P.L.C.............    13,289         118,984
 *Gaming International P.L.C............    14,000           7,454
 *Gardner Group P.L.C...................    26,923           2,536
 *Garton Engineering P.L.C..............    10,248           6,296
 Gaskell P.L.C..........................    36,000           7,667
 *Gearhouse Group P.L.C.................    25,000          11,878
 Geest P.L.C............................    73,475         568,785
 Gibbs & Dandy P.L.C....................     4,500          30,043

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Gleeson (M.J.) Group P.L.C.............    22,471    $    381,039
 *Glotel P.L.C..........................    15,300          12,909
 Go-Ahead Group P.L.C...................    40,000         481,675
 Goldshield Group P.L.C.................    14,400          54,852
 Gowrings P.L.C.........................     5,000           4,301
 Grainger Trust, Ltd....................    22,000         364,942
 Greene King P.L.C......................    19,162         238,595
 *Greenwich Resources P.L.C.............   438,664           9,882
 Greggs P.L.C...........................    26,000       1,347,133
 Guiness Peat Group P.L.C...............   176,171         152,974
 *Gyrus Group P.L.C.....................    30,072         103,464
 Haden Maclellan Holdings P.L.C.........   301,224         175,196
 Halma P.L.C............................   102,000         206,383
 Halstead (James) Group P.L.C...........    52,208         237,787
 Hamley's P.L.C.........................    47,500         138,133
 *Hampson Industries P.L.C..............   105,886          16,480
 *Hampton Trust P.L.C...................   232,050          16,158
 Hanover International P.L.C............    12,337          20,212
 Hardys & Hansons P.L.C.................    48,000         321,248
 *Hartstone Group P.L.C.................   240,263           4,428
 *Harvey Nash Group P.L.C...............   183,750         100,851
 Havelock Europa P.L.C..................    27,660          35,574
 *Hawtin P.L.C..........................   196,500          23,340
 Haynes Publishing Group P.L.C..........    14,703          55,404
 Headlam Group P.L.C....................   152,974         666,662
 Heath (Samuel) & Sons P.L.C............     7,500          38,706
 Helical Bar P.L.C......................    35,000         374,732
 *Helphire Group P.L.C..................   134,600         455,378
 Henlys Group P.L.C.....................     8,303          15,168
 Heywood Williams Group P.L.C...........   140,400         254,177
 Highbury House Communications P.L.C....   439,166         125,914
 *High-Point P.L.C......................    57,510           3,769
 Hill & Smith Holdings P.L.C............    86,850         117,390
 Hiscox P.L.C...........................   136,500         361,170
 Hit Entertainment P.L.C................   119,691         493,181
 Hitachi Credit (UK) P.L.C..............    53,912         131,165
 Holidaybreak P.L.C.....................    92,974         767,713
 Holmes Place P.L.C.....................    56,067          22,275
 *Horace Small Apparel P.L.C............   137,500           7,321
 House of Fraser P.L.C..................   325,000         495,191
 Hunting P.L.C..........................   223,174         367,465
 Huntleigh Technology P.L.C.............    24,925         110,869
 *Huntsworth P.L.C......................   108,000          16,146
 *Hyder Consulting P.L.C................    16,308          17,768
 *IAF Group P.L.C.......................    30,000           2,949
 IG Group P.L.C.........................    50,000         201,927
 *IMS Group P.L.C.......................    75,000           5,529
 *IQE P.L.C.............................   132,400          12,744
 *Ids Group P.L.C.......................    23,000           6,971
 *Imagination Technologies Group
   P.L.C................................   189,698         131,309
 Incepta Group P.L.C....................   351,000          83,384
 Inchcape P.L.C.........................    20,000         275,243
 *Industrial & Commercial Holdings
   P.L.C................................     5,000             123
 Informa Group P.L.C....................    37,229         137,237
 *Intec Telecom Systems P.L.C...........   100,000          33,996
 Intelek P.L.C..........................    99,880          16,159
 *Interx P.L.C..........................    20,000           3,195
 Intserve P.L.C.........................   144,534         545,818
 *Inveresk P.L.C........................   150,000          38,092
                                           SHARES        VALUE+
                                           ------        ------
 *Irevolution Group P.L.C...............     5,000    $        123
 Isoft Group P.L.C......................     7,540          35,083
 Isotron P.L.C..........................    50,325         257,656
 Ite Group P.L.C........................   247,186         168,066
 Itnet P.L.C............................    36,278         127,788
 J.& J. Dyson P.L.C.....................    42,750         132,375
 JJB Sports P.L.C.......................    65,000         233,219
 JKX Oil and Gas P.L.C..................   220,533          78,585
 Jarvis Hotels P.L.C....................   215,318         393,334
 Jarvis P.L.C...........................   193,379         944,131
 *Jarvis Porter Group P.L.C.............    99,894          22,913
 John David Sports P.L.C................   114,500         306,711
 Johnson Group Cleaners P.L.C...........   125,535         669,457
 Johnston Group P.L.C...................    26,000         136,311
 Joseph (Leopold) Holdings P.L.C........    14,000         136,475
 *K S Biomedix Holdings P.L.C...........    94,500          15,482
 KBC Advanced Technologies P.L.C........    25,000          12,083
 *Kalamazoo Computer Group P.L.C........    56,120           5,287
 Keller Group P.L.C.....................   110,000         510,919
 Kensington Group P.L.C.................    30,000         133,689
 *Kewill Systems P.L.C..................    10,000           6,840
 Kidde P.L.C............................   232,000         298,376
 Kier Group P.L.C.......................    11,293          94,360
 Kiln P.L.C.............................   200,000         288,350
 Kleeneze P.L.C.........................    84,300         118,087
 *Knowledge Support Systems Group
   P.L.C................................    25,000           6,963
 Laing (John) P.L.C.....................   275,961         712,090
 Laird Group P.L.C......................    31,700         107,507
 Lambert Howarth Group P.L.C............    25,200          72,871
 *Laura Ashley Holdings P.L.C...........   623,937          94,556
 Lavendon Group P.L.C...................    50,092          96,430
 *Leeds Sporting P.L.C..................    66,000           3,649
 *Leicester City P.L.C..................   100,000          12,697
 Lincat Group P.L.C.....................    19,000          91,051
 Linton Park P.L.C......................    39,000         269,959
 Linx Printing Technologies P.L.C.......    27,000         109,483
 Litho Supplies P.L.C...................    20,000          11,468
 Logicacmg P.L.C........................    14,963          33,830
 London Bridge Software Holdings
   P.L.C................................   157,269         119,813
 *London Clubs International P.L.C......   144,646          56,283
 *London Forfeiting Co. P.L.C...........    12,000           5,456
 London Merchant Securities P.L.C.......    68,000         135,918
 London Scottish Bank P.L.C.............   263,000         529,990
 Lookers P.L.C..........................    53,160         171,577
 *Lorien P.L.C..........................    60,000          56,523
 Low & Bonar P.L.C......................    95,000         107,394
 *Lowe (Robert H.) & Co. P.L.C..........   251,985           6,709
 Luminar P.L.C..........................     3,000          20,348
 *M.L. Laboratories P.L.C...............    51,042          20,906
 *MDIS Group P.L.C......................   342,029         156,902
 MFI Furniture Group P.L.C..............    60,855         148,556
 MMT Computing P.L.C....................     3,000           4,743
 MS International P.L.C.................    71,500          51,542
 MSB International P.L.C................    16,000          13,893
 MacDonald Hotels P.L.C.................    45,500         149,835
 MacFarlane Group Clansman P.L.C........   228,287         110,334
 Macro 4 P.L.C..........................    42,500          41,778
 Maiden Group P.L.C.....................    16,800          65,370
 Mallett P.L.C..........................    24,837          97,050
 Manchester United P.L.C................    72,000         178,711

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Manganese Bronze Holdings P.L.C........    32,184    $     36,383
 *Marlborough Stirling P.L.C............   150,000          70,039
 Marshalls P.L.C........................   225,800         980,339
 *Martin International Holdings P.L.C...   135,800          28,367
 *Marylebone Warwick Balfour Group
   P.L.C................................    73,345          46,564
 Mayflower Corp. P.L.C..................   550,636         164,640
 McAlpine (Alfred) P.L.C................   196,111         790,394
 McBride P.L.C..........................    10,000          13,434
 McCarthy & Stone P.L.C.................   194,968       1,347,977
 McKay Securities P.L.C.................    68,500         196,397
 McLeod Russel Holdings P.L.C...........    74,524          34,797
 *Medical Solutions P.L.C...............   126,658          44,615
 *Medisys P.L.C.........................   150,134          46,735
 Meggitt P.L.C..........................    82,325         277,173
 Mentmore Abbey P.L.C...................   236,561         310,056
 Menzies (John) P.L.C...................    57,314         328,651
 *Merant P.L.C..........................   172,500         365,987
 Merchant Retail Group P.L.C............   185,666         431,944
 Merrydown P.L.C........................    59,927          60,382
 Mersey Docks & Harbour Co. P.L.C.......    23,230         203,615
 Metal Bulletin P.L.C...................    95,500         195,578
 Metalrax Group P.L.C...................   358,740         446,684
 Mice Group P.L.C.......................   139,909         153,577
 Michael Page International P.L.C.......   101,000         158,854
 *Microgen Holdings P.L.C...............    45,816          38,282
 Millennium and Copthorne Hotels
   P.L.C................................    79,000         317,103
 Minerva P.L.C..........................    23,000          65,567
 Mitie Group P.L.C......................   500,000         946,147
 Molins P.L.C...........................    68,000         338,680
 Monsoon P.L.C..........................    71,000         137,261
 Morse P.L.C............................    36,866          76,707
 *Moss Brothers Group P.L.C.............   163,400         123,145
 Mowlem (John) & Co. P.L.C..............   337,236         906,117
 Mtl Instruments Group P.L.C............     4,348           9,973
 Mucklow (A & J) Group P.L.C............   175,000         706,743
 *NHP P.L.C.............................   171,875         332,982
 *NSB Retail P.L.C......................   300,000          24,575
 *NXT P.L.C.............................    22,446          20,226
 National Express Group P.L.C...........    25,000         223,225
 Nestor Healthcare Group P.L.C..........   180,200         679,031
 New Look Group P.L.C...................   104,863         400,299
 Newcastle United P.L.C.................   148,923          82,956
 Nichols (J.N.) (Vimto) P.L.C...........    66,550         119,935
 Nord Anglia Education P.L.C............     5,000          12,779
 Northamber P.L.C.......................    75,888          72,734
 Northgate P.L.C........................   118,200         929,534
 Novar P.L.C............................   119,585         236,086
 *OEM P.L.C.............................    12,000           7,176
 *OM2000 P.L.C..........................    41,440               0
 Ocean Wilson Holdings, Ltd.............    84,250         121,467
 Ockham Holdings P.L.C..................   204,751         140,052
 *Orbis P.L.C...........................   142,859           5,851
 *Osborne & Little P.L.C................    11,200          34,405
 Ottakar's P.L.C........................    30,000         116,732
 Owen (H.R.) P.L.C......................    30,000          70,285
 *Oxford Biomedica, Ltd.................    75,000          14,745
 Oxford Instruments P.L.C...............    43,051         126,959
 PHS Group P.L.C........................   160,000         170,388
 *PPL Therapeutics P.L.C................    43,529           4,011
 PSD Group P.L.C........................    43,500         112,247
                                           SHARES        VALUE+
                                           ------        ------
 Pace Micro Technology P.L.C............   292,500    $    312,689
 Paladin Resources P.L.C................   342,500         429,268
 Paragon Group of Companies P.L.C.......    47,000         207,137
 Parity Group P.L.C.....................   128,750          22,148
 Park Food Group P.L.C..................   291,600         102,715
 *Partridge Fine Arts P.L.C.............    58,000          66,517
 Paterson Zochonis P.L.C................    22,000         285,646
 Pendragon P.L.C........................    95,750         581,995
 Penna Consulting P.L.C.................    33,000          58,661
 *Peptide Therapeutics Group P.L.C......    35,000         196,971
 Peterhouse Group P.L.C.................    85,427         390,487
 *Pharmagene P.L.C......................   160,000          68,155
 *Photo-Me International P.L.C..........   142,620         111,573
 *Phytopharm P.L.C......................    32,600          89,729
 Pic International Group P.L.C..........   492,975         347,296
 Pillar Property P.L.C..................    41,800         278,384
 Pittards P.L.C.........................    60,985          56,452
 PizzaExpress P.L.C.....................    15,000          94,738
 Planit Holdings P.L.C..................   235,000          75,077
 *Plantation & General Investment
   P.L.C................................    70,623          19,091
 *Plasmon P.L.C.........................   100,000         195,783
 Portmeirion Potteries (Holdings)
   P.L.C................................    22,856          68,339
 Porvair P.L.C..........................    62,000         132,559
 *Powderject Pharmaceuticals P.L.C......    44,500         398,434
 Premier Farnell P.L.C..................    18,000          56,769
 *Premier Oil P.L.C.....................   436,488         212,748
 *Pressac Holdings P.L.C................    78,129          28,801
 *Probus Estates P.L.C..................    83,333           1,638
 *Property Partnerships P.L.C...........    10,000           8,519
 *Protherics P.L.C......................   506,828         151,541
 Proudfoot P.L.C........................   310,972         263,656
 *Provalis P.L.C........................   375,538          47,683
 *Psion P.L.C...........................   165,200         185,399
 *QSP Group P.L.C.......................    31,250           3,584
 *Queens Moat Houses P.L.C..............   159,000          23,445
 Quintain Estates & Development
   P.L.C................................   108,350         469,528
 *Qxl Ricardo P.L.C.....................       130             298
 RAC P.L.C..............................    32,700         277,246
 RJB Mining P.L.C.......................    16,000          20,840
 RM P.L.C...............................    45,490          72,665
 *RMS Communications P.L.C..............    15,000               0
 RPC Group P.L.C........................    43,400         129,054
 RPS Group P.L.C........................   192,594         395,998
 Radamec Group P.L.C....................    35,000          25,804
 Radstone Technology P.L.C..............    35,000         154,537
 Ransom (William) & Son P.L.C...........    30,000          18,431
 Redrow Group P.L.C.....................   114,566         536,820
 *Redstone Telecom P.L.C................   148,707           2,132
 *Reece P.L.C...........................   283,750           3,487
 Reed Health Group P.L.C................   155,333         269,759
 Reg Vardy P.L.C........................   103,597         669,578
 Regent Inns P.L.C......................   152,632         211,305
 Reliance Security Group P.L.C..........     9,000          76,675
 Renishaw P.L.C.........................   146,806         986,130
 Renold P.L.C...........................   144,000         149,811
 Ricardo Group P.L.C....................    94,709         558,599
 *Richmond Oil & Gas P.L.C..............   220,000               0
 *Rodime P.L.C..........................   435,000         105,121
 Roseby's P.L.C.........................    45,692          93,200

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Rotork P.L.C...........................   177,977    $    947,663
 Roxboro Group P.L.C....................    17,586          55,751
 *Roxspur P.L.C.........................    45,958           2,447
 *Royal Doulton P.L.C...................   240,000          14,254
 Royalblue Group P.L.C..................    47,200         286,121
 Rutland Trust P.L.C....................   174,255          87,788
 S & U P.L.C............................    21,140         159,320
 SCS Upholstery P.L.C...................    29,000         108,803
 SFI Group P.L.C........................    26,713          13,567
 SHL Group P.L.C........................    41,650          40,942
 SIG P.L.C..............................   103,200         408,323
 *SLG Realisations P.L.C................   207,000             475
 *SMG P.L.C.............................    50,000          65,534
 *Safeland P.L.C........................    25,000          19,046
 Salvesen (Christian) P.L.C.............   183,157         183,046
 Sanctuary Group P.L.C..................   320,000         187,427
 Sanderson Bramall Motor Group P.L.C....    68,166         401,489
 Savills P.L.C..........................   104,000         276,029
 Scapa Group P.L.C......................    44,337          14,165
 *Scipher P.L.C.........................    28,803           3,775
 Scottish Radio Holdings P.L.C..........    17,200         214,870
 Secure Trust Group P.L.C...............    27,118         196,597
 Securicor P.L.C........................   175,000         228,652
 Seibe P.L.C............................   489,000         136,196
 Selfridges P.L.C.......................    85,000         545,202
 Senior P.L.C...........................   122,900          61,916
 Serco Group P.L.C......................    77,540         222,316
 *Servicepower Technologies P.L.C.......   150,000          46,693
 Seton Healthcare Group P.L.C...........    45,000         164,408
 Severfield-Rowan P.L.C.................    20,000          88,471
 Shaftesbury P.L.C......................   137,500         440,409
 Shanks & McEwan Group P.L.C............    92,900         154,486
 Sherwood International, Ltd............    16,674          28,684
 Shiloh P.L.C...........................    14,500          39,554
 *ShopRite Group P.L.C..................   204,780          34,389
 Silentnight Holdings P.L.C.............    84,300         172,641
 Simon Engineering P.L.C................   348,089         179,642
 Sinclair (William) Holdings P.L.C......    53,000          57,744
 Sindall (William) P.L.C................    66,000         303,848
 Sirdar P.L.C...........................    41,600          44,301
 *Skillsgroup P.L.C.....................    79,475           7,422
 *Skyepharma P.L.C......................   164,000         151,138
 Smart (J.) & Co. (Contractors) P.L.C...    22,500         145,608
 Smith (David S.) Holdings P.L.C........    90,000         258,040
 *Soco International P.L.C..............    59,000         357,652
 Somerfield P.L.C.......................   138,000         222,701
 South Staff Water Holdings P.L.C.......   108,000         729,885
 Southampton Leisure Holdings P.L.C.....    19,615          10,766
 Spectris P.L.C.........................    34,630         216,732
 Spirax-Sarco Engineering P.L.C.........    91,811         705,463
 Spirent P.L.C..........................    49,137          23,346
 *Sportsworld Media Group P.L.C.........    26,049           2,241
 Spring Group P.L.C.....................   169,495         161,061
 *Springwood P.L.C......................    37,500          10,752
 St. Ives P.L.C.........................    30,000         180,628
 St. Modwen Properties P.L.C............    50,000         142,536
 Staffware P.L.C........................    12,000          76,183
 Stagecoach Holdings P.L.C..............   452,276         381,608
 Stanley (Charles) Group P.L.C..........    76,800         155,394
 Stanley Leisure Organisation P.L.C.....   221,258       1,098,369
 Sterling Publishing Group P.L.C........    75,298          12,799
                                           SHARES        VALUE+
                                           ------        ------
 Stirling Group P.L.C...................   193,011    $     56,920
 *Stylo P.L.C...........................    64,096          38,329
 *Superscape P.L.C......................    14,621           2,874
 Swallowfield P.L.C.....................    15,000          15,605
 Syltone P.L.C..........................    50,400          94,133
 *Synstar P.L.C.........................   143,000         147,599
 TT Group P.L.C.........................    28,080          51,525
 *Tadpole Technology P.L.C..............   109,090          12,958
 *Tandem Group P.L.C....................   327,365               0
 Tarsus Group P.L.C.....................    34,855          20,558
 Taylor & Francis Group P.L.C...........    24,600         194,464
 Taylor Nelson AGB P.L.C................   109,000         314,301
 Ted Baker P.L.C........................    38,800         150,974
 Telemetrix P.L.C.......................   165,708         203,616
 *Telme.com P.L.C.......................   250,000          72,702
 *Telspec P.L.C.........................    25,000           6,963
 *Terence Chapman Group P.L.C...........    62,500          12,288
 Tex Holdings P.L.C.....................    14,000          18,464
 The Innovation Group P.L.C.............   940,000         173,256
 The Malcolm Group P.L.C................   109,377         147,838
 The Television Corp. P.L.C.............    66,330         138,556
 Thistle Hotels P.L.C...................   140,000         298,753
 Thorntons P.L.C........................   158,000         305,454
 Thorpe (F.W.) P.L.C....................    24,000          55,442
 Tibbett & Britten Group P.L.C..........    86,123         716,081
 Tinsley (Eliza) Group P.L.C............    19,844          10,404
 Topps Tiles P.L.C......................    69,690         408,181
 Tops Estates P.L.C.....................    30,088          98,343
 Torex P.L.C............................    73,041         522,944
 *Torotrak P.L.C........................    99,193          34,940
 *Tottenham Hotspur P.L.C...............   150,000          43,007
 Town Centre Securities (New) P.L.C.....   142,137         316,703
 *Trace Computers P.L.C.................    33,552          23,087
 Transport Development Group P.L.C......    19,782          62,875
 Trifast P.L.C..........................   135,388         137,524
 *Tullow Oil P.L.C......................    17,850          21,641
 Ulster Television, Ltd.................   115,602         516,106
 Ultra Electronics Holdings P.L.C.......    49,745         403,424
 Ultraframe P.L.C.......................    37,200         166,080
 Umeco P.L.C............................    18,250          75,497
 Uniq P.L.C.............................    20,000          57,670
 Unite Group P.L.C......................   103,051         243,965
 Universal Salvage P.L.C................    14,255          31,529
 VT Group P.L.C.........................    93,375         353,386
 *Vanguard Medica Group P.L.C...........    22,392          17,243
 *Vega Group P.L.C......................    32,300          35,456
 *Vert (Jacques) P.L.C..................    45,000          10,322
 Vibroplant P.L.C.......................    83,100         140,912
 Victoria Carpet Holdings P.L.C.........    12,000          39,320
 Victrex P.L.C..........................    96,254         464,420
 Vitec Group P.L.C......................    15,242          81,782
 *Vocalis Group P.L.C...................    16,000             655
 *Volex Group P.L.C.....................    58,801          64,064
 WSP Group P.L.C........................    90,000         170,306
 Wagon Industrial Holdings P.L.C........    65,292         131,040
 *Walker Greenbank P.L.C................    53,105           7,613
 Warner Estate Holdings P.L.C...........    70,000         393,941
 Waste Recycling Group P.L.C............    28,000         121,566
 *Waterdorm P.L.C.......................   105,000               0
 Waterman Partnership Holdings P.L.C....    74,473          65,887
 Watermark Group P.L.C..................    50,000          67,582

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Waverly Mining Finance P.L.C..........    42,500    $      5,396
 Weir Group P.L.C.......................    56,236         237,246
 Wellington Holdings P.L.C..............     9,000          10,838
 Wembley P.L.C..........................     6,053          59,750
 Westbury P.L.C.........................   202,522       1,143,058
 *Weston Medical Group P.L.C............    50,200           2,056
 Wetherspoon (J.D.) P.L.C...............    59,358         227,563
 Whatman P.L.C..........................   241,935         406,284
 White Young Green P.L.C................    39,000         102,872
 Whitehead Mann Group P.L.C.............    95,000         237,356
 *Whittard of Chelsea P.L.C.............    30,000          52,100
 *Wiggins Group P.L.C...................  1,148,266         61,141
 Wilmington Group P.L.C.................    28,692          45,832
 Wilshaw P.L.C..........................   198,409          73,139
 Wilson (Connolly) Holdings P.L.C.......    69,000         213,092
 Wilson Bowden P.L.C....................     7,000         104,248
 Wintrust P.L.C.........................    22,500         159,432
 Wolverhampton & Dudley Breweries
   P.L.C................................    78,873         843,171
 Woolworths Group P.L.C.................   393,559         233,735
 *Worthington Group P.L.C...............   102,653           5,256
 Wyevale Garden Centres P.L.C...........    48,578         300,444
 Wyndeham Press Group P.L.C.............    73,066         169,386
 *XAAR P.L.C............................    18,405           7,538
 XANSA P.L.C............................    16,320          25,134
 *Xenova Group P.L.C....................   145,714          27,454
 Yates Brothers Wine Lodges P.L.C.......    23,915          32,324
 *Yorkshire Group P.L.C.................    82,504          10,814
 Young & Co's Brewery P.L.C.............    10,000         109,769
 Young & Co's Brewery P.L.C. Class A....     5,234          67,315
 Yule Catto & Co. P.L.C.................    55,732         313,645
 *Zetters Group P.L.C...................    34,486          64,975
 Zotefoams P.L.C........................    62,000          93,959
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $101,246,487)...................               111,940,073
                                                      ------------
                                           SHARES        VALUE+
                                           ------        ------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $69,017).......................              $     54,414
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Creston P.L.C. Warrants 03/31/04......     1,000               0
 *Letter of Entitlements - Audemars
   Piguet...............................    90,242               0
                                                      ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                         0
                                                      ------------
TOTAL -- UNITED KINGDOM
  (Cost $101,315,504)...................               111,994,587
                                                      ------------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.3%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $1,428,000 U.S.
   Treasury Notes 1.875%, 09/30/04,
   valued at $1,445,850) to be
   repurchased at $1,424,142
   (Cost $1,424,000)....................  $  1,424       1,424,000
                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $102,739,504)++.................              $113,418,487
                                                      ============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $102,750,637

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                            SHARES        VALUE+
                                            ------        ------
FRANCE -- (13.6%)
COMMON STOCKS -- (13.6%)
 *Algeco SA.............................       1,200   $     97,455
 *#Alstom SA............................      78,800        316,965
 *Alten SA..............................       6,000         57,443
 #Altran Technologies SA................      26,200        186,430
 Apem SA................................       1,000         49,410
 April Group SA.........................       9,600        133,797
 Arkopharma.............................       1,200         56,384
 Assystem SA............................       2,657         77,812
 Baccarat SA............................       1,090        101,277
 *Bacou-Dalloz..........................       2,585        228,024
 Bail-Investissement (Societe
   Immobiliere pour le Commerce &
   l'Industrie).........................       2,367        391,976
 Bains de Mer et du Cercle des Etrangers
   a Monaco.............................       4,615        840,778
 Beneteau SA............................       4,700        175,509
 *Berger Levrault SA....................         476         50,386
 Boiron SA..............................       3,800        339,669
 Bonduelle SA...........................       1,900        145,365
 Bongrain SA............................       3,700        167,758
 Brioche Pasquier SA....................       5,200        269,100
 *Buffalo Grill SA......................       1,028          8,500
 Burelle SA.............................       4,030        308,326
 *Business Objects SA...................      16,500        341,162
 CEGID SA...............................       4,500        230,229
 *CS Communication et Systemes..........       4,983         46,241
 *Carbone Lorraine......................      33,245        792,181
 Cegedim SA.............................       6,400        289,048
 Cie Financiere Pour La Location
   D'Immeubles Industriels & Commerciaux
   Sa...................................       6,400        230,335
 Cie Francaise des Ferrailles...........      10,576        614,479
 Cie Industrielle et Financiere
   d'Ingenierie SA Ingenico.............      61,820        580,217
 *Clarins SA............................       6,600        388,126
 *#Club Mediterranee SA.................       4,600        105,229
 *Consortium International de Diffusion
   et de Representation Sante...........         600          7,762
 Credit Foncier et Communal d'Alsace et
   de Lorraine..........................         840        249,953
 *DMC (Dollfus Mieg et Cie).............       3,100         17,829
 *Damartex SA...........................      22,900        316,739
 *Delachaux SA..........................         300         19,018
 Deveaux SA.............................       1,040         91,861
 Didot-Bottin...........................       1,620        150,046
 *Dynaction SA..........................      10,660        253,887
 Eiffage SA.............................       3,825        377,443
 Electricite de Strasbourg..............      23,784      2,293,809
 Elior..................................      24,600        161,446
 *Emprunt Conjoint de Banque du Batiment
   et des Travaux Publics et de
   Financiere de Gestion et
   d'Investissement SA..................      29,814              0
 Entenial SA............................       2,800        115,262
 Esso SA................................       3,200        315,770
 *Etam Developpement SA.................       3,100         71,827
 Euler-Hermes SA........................      12,291        400,863
 *#Euro Disney SCA......................     253,400        137,095
                                            SHARES        VALUE+
                                            ------        ------
 Evialis SA.............................         400   $     11,361
 Exel Industries SA.....................         600         28,157
 Explosifs et de Produits Chimiques.....         524        129,422
 Faurecia SA............................       6,500        401,357
 #Fimalac SA............................     106,937      3,081,432
 *Fininfo SA............................       9,760        179,189
 Fleury Michon SA.......................         900         32,814
 Fonciere Lyonnaise SA..................       9,596        341,973
 France-Africaine de Recherches
   Petrolieres (Francarep)..............       4,250        282,420
 *GCI (Groupe Chatellier Industrie SA)..       7,258            854
 *GFI Informatique SA...................      23,400        118,343
 *Gantois Series A......................         647         37,287
 Gascogne SA............................       6,472        540,450
 *#Gaumont..............................      14,607        688,912
 *Generale de Geophysique SA............      20,770        403,069
 *Generale de Sante.....................       9,300        132,023
 *Generale Location SA..................       9,000        151,369
 Generali France SA.....................       2,992      1,390,008
 *Geodis SA.............................         800         26,675
 Gevelot................................       3,584        159,127
 Gifi...................................       1,600         65,487
 Grands Moulins de Strasbourg...........         110         23,288
 Grandvision SA.........................       7,000        144,900
 Groupe Bourbon SA......................       1,600        125,141
 Groupe Crit............................       2,000         29,051
 Groupe Guillin SA......................       1,200         69,157
 *Groupe Steria.........................       3,400         66,981
 *Guitel................................         116            819
 Guyenne et Gascogne SA.................      26,000      2,354,629
 *Havas SA..............................      62,300        293,826
 Hoteliere Lutetia Concorde.............       2,505        347,655
 Hotels et Casinos de Deauville.........       2,055        604,241
 Hyparlo SA.............................       1,836         62,622
 IDSUD..................................         614         14,443
 IMS International Metal Service SA.....      12,630         76,947
 Industrielle et Financiere d'Entreprise
   SA...................................         300         31,403
 *#Infogrames Entertainment SA..........      22,000        146,711
 *Informatique et Realite SA............       2,643          2,207
 Ipsos SA...............................       1,800        107,758
 *Kaufman et Broad SA...................       2,600         63,820
 Laurent-Perrier........................       1,400         48,904
 *Lectra Systemes SA....................      19,192        110,605
 Legris Industries SA...................       9,350        219,938
 Lisi SA................................       6,845        156,988
 *MRM...................................       1,424         20,634
 Manitou SA.............................      11,092        710,992
 Manutan International SA...............       1,300         40,518
 *Marionnaud Parfumeries Retails
   Perfumes.............................       3,771        105,336
 Matussiere et Forest SA................      13,600         69,260
 *Metaleurop SA.........................      35,449         27,100
 Montupet SA............................      32,450        530,503
 *NAF NAF SA............................       4,200        106,946
 *Neopost SA............................       7,200        261,921
 Norbert Dentressangle..................       6,320        179,883
 Nord Est SA............................      21,507        927,069
 PSB Industries SA......................       1,240        133,445
 *Penauille Polyservices SA.............      10,200        161,954

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Pierre & Vacances......................       2,000   $    123,612
 Pinguely-Haulotte SA...................      25,000        132,610
 Plastic Omnium.........................       5,141        452,885
 *Prosodie SA...........................         900         14,819
 *Radiall SA............................       1,340         58,817
 Robertet SA............................       1,076         90,485
 Rodriguez Group SA.....................       3,000        146,782
 Rougier SA.............................       2,040        138,321
 Rue Imperiale..........................      14,432      1,960,501
 SDR de Bretagne SA.....................         714         18,097
 *SEB SA Prime Fidelite 2002............       3,000        281,215
 SILIC (Societe Immobiliere de Location
   pour L'industrie et le Commerce).....      12,256        589,419
 #SR Teleperformance....................      90,928      1,282,258
 *Sabate SA.............................      16,900         59,630
 Sabeton................................      13,500        158,779
 Samse SA...............................       4,400        403,651
 Sechilienne-Sidec......................       2,200        240,638
 Securidev SA...........................       1,500         15,860
 Selectibail............................       7,100        151,981
 Sidergie SA............................       8,000         84,682
 Skis Rossignol SA......................      41,668        499,875
 Smoby SA...............................         500         17,113
 Societe du Louvre SA...................       2,705        165,436
 *Societe Financiere Interbail SA.......      17,550        670,221
 *Societe Francais des Papiers Peints...         400          6,793
 #Somfy Interational SA.................      22,900      2,538,489
 Sopra SA...............................       6,900        218,303
 *Stallergenes SA.......................         549         22,147
 Ste Virbac SA..........................       6,852        201,472
 *Stef-Tfe SA...........................         332         22,570
 Sucriere de Pithiviers-le-Vieil........       1,825        963,757
 Taittinger SA..........................      12,700      1,663,977
 Touax (Touage Investissement SA).......      10,378        147,692
 Transiciel SA..........................       3,700         32,377
 Trigano SA.............................       3,000         95,197
 *Trouvay et Cauvin SA..................       1,500            159
 *Ubi Soft Entertainment SA.............       4,100         77,637
 Unilog SA..............................       6,320        274,880
 Vallourec (Usines a Tubes de Lorraine
   Escaut et Vallourec Reunies).........      31,700      2,058,054
 *Valtech, La Defense...................      20,000         22,111
 Viel et Cie............................      44,339        125,157
 Vilmorin et Cie SA.....................       2,349        220,744
 Vivarte SA.............................       8,299        317,225
 Zodiac SA..............................      14,627        335,810
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $34,334,134)....................                 46,281,783
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Prosodie SA Warrants 10/28/06.........         900            434
 *Ubi Soft Entertainment SA Warrants
   05/14/06.............................       4,100          3,183
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $1,273).........................                      3,617
                                                       ------------
TOTAL -- FRANCE
  (Cost $34,335,407)....................                 46,285,400
                                                       ------------
GERMANY -- (9.8%)
COMMON STOCKS -- (9.8%)
 #AWD Holding AG........................      19,700        370,719
 Aachener Strassenbahn-Und Energie
   Versorguns AG........................       2,418         20,903
                                            SHARES        VALUE+
                                            ------        ------
 *Aareal Bank AG........................      18,300   $    320,698
 *Acg AG Fuer Chipkarten und
   Informationssysteme..................       1,400          2,141
 Ackermann-Goeggingen AG................       8,100        138,137
 *Adva AG Optical Networking............       3,500         10,744
 *Agrob AG..............................       5,800         67,875
 Aigner (Etienne) AG....................         600        109,381
 #Aixtron AG............................      24,100         83,334
 Amadeus AG.............................       1,400          7,245
 Andreae-Noris Zahn AG, Anzag...........      27,200        921,340
 *Articon Integralis AG.................       2,100          5,335
 Augusta Technologie AG.................       3,200          4,366
 #Ava Allgemeine Handelsgesellschaft der
   Verbraucher AG.......................      16,150        541,347
 *Baader Wertpapier Handelsbank AG......       7,900         19,048
 #Balda AG..............................      12,800         64,283
 *#Beate Uhse AG........................      24,600        299,457
 Bechtle AG.............................       6,400         58,788
 *Berliner Elektro Holding AG...........      11,061         55,289
 Bertrandt AG...........................       3,100         57,607
 Beru AG................................       5,200        286,837
 #Bilfinger & Berger Bau AG.............      18,900        504,599
 Boewe Systec AG........................       3,000         82,565
 *Brau und Brunnen AG...................       4,995        494,072
 Bremer Energiekonto AG.................       5,000         16,760
 *Bremer Woll-Kaemmerei AG..............      19,960         24,884
 *Brillant AG...........................       1,310         10,030
 *CBB Holding AG........................     102,602        278,757
 *Ce Consumer Electrnic AG..............       5,800         10,710
 *Ceag AG...............................      20,670        119,123
 Celanese AG............................      20,650        490,603
 *Centrotec Hochleistungskunststoffe
   AG...................................       2,300         15,311
 Cewe Color Holding AG..................       1,900         43,576
 *Comdirect Bank AG.....................      73,000        417,270
 *Computerlinks AG......................         600          5,857
 *Condomi AG............................       1,800          5,420
 *D. Logistics AG.......................      13,100         19,259
 *Dab Bank AG...........................      29,600        119,063
 *Data Modul AG.........................       2,640         37,571
 *Deutsche Steinzeug Cremer & Breuer
   AG...................................      87,200         54,356
 Deutsche Verkehrs-Bank AG..............       7,124        628,411
 *Deutz AG..............................      25,650         56,112
 *Dierig Holding AG.....................      10,500        129,669
 Dis Deutscher Industrie Service AG.....       4,200         71,627
 *Dom-Braugerei AG......................       1,100         49,163
 #Douglas Holding AG....................      20,200        418,141
 #Duerr Beteiligungs AG.................      14,750        298,386
 *Elmos Semiconductor AG................       6,100         50,580
 ElreingKlinger AG......................       1,500         79,213
 *#Em TV & Merchandising AG.............      57,400         62,109
 *Epcos AG..............................      33,900        454,929
 Erlus Baustoffwerke AG.................         297        116,147
 *Erste Kulmbacher Actien Brauerei AG...         432              0
 Escada AG..............................      10,260         83,867
 *Eurobike AG...........................       1,700          2,459
 *Evotec Biosystems AG..................      11,600         47,751
 FJA AG.................................       2,800         59,607
 #Feilmann AG...........................      10,850        440,258
 *Freenet.De AG.........................       9,300        241,732
 #Fuchs Petrolub AG Oel & Chemie........       2,231        238,256
 GFK AG.................................       9,600        175,009
 *GPC Biotech AG........................       6,000         40,930
 *#Gft Technologies AG..................      22,600         34,555

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Grenkeleasing AG.......................       5,000   $     73,803
 Gwag Bayerische Wohnungs-
   Aktiengesellschaft AG................       2,665        112,525
 Hamborner AG...........................      21,000        498,918
 *Herlitz AG............................       3,462         13,844
 *#Hochtief AG..........................      34,000        551,844
 *Holsten-Brauerei AG...................      38,462      1,561,116
 Hucke AG...............................       8,300         22,160
 #Hugo Boss AG..........................      18,550        258,536
 IFA Hotel & Touristik AG...............       7,000         59,689
 *IM International Media AG.............       5,200          7,461
 Interseroh AG..........................         250          3,234
 *#Intershop Deutschland AG.............       7,320         11,967
 #Ivg Holding AG........................      60,300        560,277
 #Iwka AG...............................      26,613        381,867
 *Ixos Software AG......................       6,100         34,509
 Jenoptik AG............................      21,100        253,377
 K & S Aktiengesellschaft AG............     129,500      2,779,656
 KSB AG.................................       2,387        244,247
 KWS Kleinwanzlebener Saatzucht AG......       1,650      1,024,652
 *Kampa-Haus AG.........................      10,375         53,691
 *Keramag Keramische Werke AG...........      13,000        657,461
 Kloeckner-Werke AG.....................      23,800        205,742
 #Kolbenschmidt Pierburg AG,
   Duesseldorf..........................      28,473        507,346
 *Kontron AG............................       9,678         44,165
 Kromschroeder (G.) AG..................      26,520        375,854
 Krones AG..............................       4,100        227,172
 *LPKF Laser & Electronics AG...........       2,200          8,021
 *Lambda Physik AG......................       3,500         37,501
 #Leifheit AG...........................      12,500        339,610
 #Leoni AG..............................      25,000      1,114,391
 #Loewe AG..............................       2,800         34,908
 *MLF Holding fuer Umwelttechnologie
   AG...................................         165              0
 *MLF Holding fuer Umwelttechnologie AG
   Em 95................................          33              0
 MVV Energie AG.........................      26,300        457,800
 *MWG Biotech AG........................       6,600          7,141
 Mannheimer Aktiengesellschaft Holding
   AG...................................      35,580        322,222
 *Maternus-Kliniken AG, Bad
   Oyenhausen...........................       2,400          1,581
 Maxdata AG.............................      11,500         52,750
 *Medigene AG...........................       4,900         18,096
 *Mensch und Maschine Software AG.......         900          4,922
 *Morphosys AG..........................       1,100         12,226
 Muehlabauer Holdings AG & Co. KGAA.....       2,300         29,486
 *Nemetschek AG.........................       3,800         10,726
 Neue Baumwoll-Spinnerei und Weberei Hof
   AG...................................      12,170         95,185
 #Norddeutsche Affinerie AG.............      16,750        174,348
 *Norddeutsche Steingutfabrik AG........       5,960         31,544
 *Novasoft AG...........................       6,700         17,967
 *Ohb Teledata..........................       4,750         37,989
 *Pandatel AG...........................       2,000          7,198
 *Parsytec AG...........................         700          1,589
 *Pfaff (G.M.) AG.......................      80,000         29,168
 Pfeiffer Vacuum Technology AG..........       3,300         91,210
 Pfleiderer AG..........................      17,000         58,783
 Phoenix AG, Hamburg....................      37,500        344,020
 *Plambeck Neue Energien AG.............       5,000         22,817
 Progress-Werk Oberkirch AG.............       5,000        133,492
 Puma AG................................       5,700        607,381
                                            SHARES        VALUE+
                                            ------        ------
 *Qs Communications AG..................       5,900   $      7,564
 #Rational AG...........................       4,300        177,009
 Renk AG................................      19,400        490,567
 #Rheinmetall Berlin AG.................      45,000      1,000,306
 #Rhoen Klinikum AG.....................       8,950        405,268
 *#SAP Systems Integrations AG..........      18,600        229,700
 *SGL Carbon AG.........................       8,050        106,135
 #Salzgitter AG.........................      32,400        265,986
 Sartorius AG...........................       2,600         17,736
 Schlott Sebaldus AG....................       1,500         22,935
 Sektkellerei Schloss Wachenheim AG.....      15,120         90,694
 *Senator Entertainment AG..............       9,800          4,726
 *#Singulus Technologies AG.............      19,100        325,732
 *Sinner AG, Karlsruhe..................       4,160         58,957
 Sixt AG................................       6,500         55,808
 *Software AG...........................      10,250        130,199
 #Stada Arzneimittel AG.................      10,350        681,690
 *Stahl (R.) AG.........................       2,000         10,115
 *Steag Hamtech AG......................      11,000         33,120
 Stoehr & Co. AG........................      16,000         75,273
 *Strabag AG............................       3,332        162,242
 Stuttgarter Hofbraeu AG................      18,000        476,336
 Sued-Chemie AG.........................      29,146        925,553
 *Suess Microtec AG.....................       4,600         12,985
 Takkt AG...............................      29,100        143,748
 *Techem AG.............................       9,100        108,099
 Technotrans AG.........................       2,400         17,444
 *Telegate AG...........................       1,400          6,537
 #United Internet AG....................      29,700        461,093
 *VBH (Vereinigter Baubeschlag-Handel)
   AG...................................       9,415         17,164
 VK Muehlen AG..........................       1,312        111,103
 #Vossloh AG............................      15,900        585,329
 W.E.T. Automotive Systems AG...........         800         49,247
 *WCM Beteiligungs AG...................     150,166        333,804
 *Walter Bau AG, Augsburg...............      44,271         78,103
 Wanderer-Werke AG......................       7,903        135,707
 *Wedeco AG Water Technology............       4,000         46,575
 Westag and Getalit AG, Rheda-
   Wiedenbrueck.........................       7,000         37,131
 Wuerttembergische Lebensversicherung
   AG...................................       4,430         70,860
 Wuerttembergische Metallwarenfabrik
   AG...................................      30,330        570,400
 *Wuerzburger Hofbraeu AG...............         133         40,671
 Zapf Creation AG.......................       2,900        106,417
                                                       ------------
TOTAL -- GERMANY
  (Cost $35,766,952)....................                 33,288,824
                                                       ------------
ITALY -- (9.0%)
COMMON STOCKS -- (9.0%)
 Acea SpA...............................     149,000        678,197
 *Actelios SpA..........................      25,801        198,460
 Aem Torino SpA.........................     204,000        284,320
 Air Dolomiti...........................       3,000         51,691
 *#Alitalia Linee Aeree Italiane SpA
   Series A.............................   2,712,400        705,025
 *Auschem SpA (In Liquidation)..........      82,000              0
 Azienda Mediterranea Gas e Acqua SpA...     171,000        179,198
 Banca Intermobiliare di Investimenti e
   Gestoni SpA..........................      67,500        341,215
 #Banca Monte Dei Paschi di Siena SpA...     229,515        687,001

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Banca Popolare Dell'etruria e Del Lazio
   Scrl.................................      14,700   $    301,697
 Banca Profilo SpA......................      58,000         98,981
 Banco di Desio e della Brianza SpA.....      82,500        337,669
 Banco Piccolo Valellinese Scarl SpA....      30,700        299,331
 *Bastogi SpA...........................   1,183,000        164,182
 Bayerische Vita SpA....................      49,000        191,911
 *Beghelli SpA..........................      96,000         54,535
 #Beni Stabili SpA, Roma................   1,207,500        624,882
 *Binda SpA.............................   1,299,375              0
 Bonifica dei Terreni Ferraresi e per
   Imprese Agricole Roma................       9,675        150,432
 Bremba SpA.............................      49,375        303,135
 Brioschi Finanziaria SpA, Milano.......     175,000         48,986
 #Buzzi Unicem SpA......................      94,100        697,250
 *CAMFIN (Cam Finanziaria)..............      36,527        108,261
 CIR SpA (Cie Industriale Riunite),
   Torino...............................     546,100        615,955
 *CMI SpA...............................      64,502        293,591
 CSP International Industria Calze
   SpA..................................      10,000         15,502
 *Caltagirone Editore SpA...............      87,800        580,349
 *Caltagirone SpA.......................     178,399      1,057,503
 *Carraro SpA...........................      14,000         25,769
 #Cementir Cementerie del Tirreno SpA...     249,704        700,442
 *Cirio Finanziaria SpA.................     175,000         40,959
 Class Editore SpA......................      44,000         72,709
 *Compagnia Immobiliare Azionaria.......      44,000          5,693
 Credito Artigiano SpA..................      79,900        298,836
 Cremonini SpA..........................      79,400        116,732
 *Cucirini SpA..........................      30,000         27,910
 Danieli & C.Officine Meccaniche SpA....      66,500        154,080
 *Dataconsyst C.G.S. SpA, Monza.........         220              0
 *Del Favero SpA........................      86,000              0
 *Ducati Motor Holding SpA..............      86,500        132,359
 Emak...................................      12,000         38,248
 Erg SpA................................     114,000        540,342
 *Ericsson SpA..........................      17,800        364,483
 Esprinet...............................       2,000         32,344
 *FMC (Fabbrica Milanese Condutorri
   SpA).................................      25,000              0
 *Finarte Casa d'Aste SpA (Milano)......      56,266        120,441
 *Finarte Partecipazioni Pro Arte SpA...     162,693         45,733
 *#Finmatica SpA........................      32,300        353,300
 *Firs-Italiana de Assicurazioni
   Compagnia di Assicurazioni
   Eriassicurazioni (In Liquidation)....      90,000              0
 *Fochi (Filippo) SpA...................     216,000              0
 *Fornara Societa Finanziaria e di
   Partecipazioni SpA...................     310,000              0
 Gabetti Holding SpA....................      55,000        112,556
 Gefran.................................       6,000         26,957
 *Gemina SpA............................     200,300        173,152
 *Gerolimich SpA (In Liquidation).......     297,400              0
 #Gewiss SpA............................     221,700        831,792
 Giovanni Crespi SpA....................      21,000         15,709
 Grandi Navi Veloci SpA.................      38,000         64,805
 *Grassetto SpA.........................     279,125              0
 Gruppo Ceramiche Ricchetti SpA.........     109,000         41,921
 *ITALJOLLY (Cia Italiana dei Jolly
   Hotels SpA)..........................      34,500        150,134
 #Impregilo SpA.........................     532,000        259,668
 Industria Macchine Automatique SpA.....      23,000        243,461
 *Industria Romagnola Conduttori
   Elettrici SpA........................       8,000         21,641
                                            SHARES        VALUE+
                                            ------        ------
 #Industrie Zignago S. Margherita SpA...      52,000   $    691,099
 *Interpump Group SpA...................      45,000        194,239
 *Ipi SpA...............................      70,700        360,884
 #Italdesign Giugiaro SpA...............      27,000        139,725
 #Italmobiliare SpA, Milano.............      12,750        488,262
 *La Doria SpA..........................      13,000         29,815
 Linificio and Canapificio Nazionale
   SpA..................................      22,000         28,463
 Locat SpA..............................      40,000         42,153
 Maffei SpA.............................      52,500         79,839
 *Mandelli SpA..........................      41,000              0
 #Manifattura Lane Gaetano Marzotto &
   Figli SpA............................     138,000        928,397
 Manuli Rubber Industries SpA...........      42,000         93,609
 #Merloni Elettrodomestici SpA..........     155,000      2,080,060
 #Milano Assicurazioni SpA..............     245,700        602,518
 Mirato SPA.............................       7,000         37,542
 Monrif SpA.............................     150,000         95,091
 *Montefibre SpA........................     143,130         71,376
 *NGP SpA...............................      17,891         15,992
 Navigazione Montanari SpA..............      60,000         96,467
 *Necchi SpA............................     164,250         24,727
 *Olidata SpA...........................      20,000         29,521
 *Opengate Group SpA....................       4,000         12,843
 Pagnossin SpA..........................       9,000         18,524
 *Perlier SpA...........................     100,700         19,542
 Permasteelisa SpA......................      15,800        240,092
 #Pininfarina SpA.......................      31,285        765,346
 *Poligrafici Editoriale SpA............     132,000        189,405
 *Premafin Finanziaria SpA Holding di
   Partecipazioni, Roma.................     311,330        278,287
 *Premaimm SpA..........................     179,000         21,053
 Premuda SpA............................      22,500         28,898
 *Ratti SpA.............................      31,768         14,945
 Recordati Industria Chimica e
   Farmaceutica SpA.....................      48,000        825,367
 *Reno de Medici SpA, Milano............     166,105        109,989
 *Risanamento Napoli SpA................     194,600        288,384
 *Rodriquez SpA.........................      41,250              0
 SAES Getters SpA.......................      14,750        145,724
 #SAI SpA (Sta Assicuratrice
   Industriale), Torino.................      32,500        492,332
 SISA (Societa Imballaggi Speciali Asti
   SpA).................................      65,000        125,759
 SMI STA Metallurgica Italiana SpA......     565,280        205,438
 *SNIA SpA..............................     502,039      1,021,509
 *SNIA SpA..............................      66,938        131,870
 *SOPAF (Societa Partecipazioni
   Finanziarie SpA).....................      85,000         27,792
 Sabaf SpA..............................       6,000        102,183
 Saeco International Group SpA..........     142,000        546,128
 *Schiapparelli 1824 SpA, Milano........      15,000          2,293
 *#Sirti SpA............................     121,000        143,736
 #Societe Cattolica di Assicurazoni
   Scarl SpA............................      27,170        736,579
 *Societe Sportiva Lazio SpA............      69,400         46,199
 Sogefi SpA.............................     182,500        459,341
 #Sol SpA...............................      53,200        187,712
 Stefanel SpA...........................      54,400         94,693
 Targetti Sank..........................       8,000         30,109
 *Tecnodiffusione Italia SpA............       3,332         13,716
 Terme Demaniali di Acqui SpA...........     532,000        223,377
 #Tod's Group SpA.......................      20,000        634,644
 Trevi-Finanziaria Industriale SpA......      30,000         27,451

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CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Tripcovich (D.) & Co. SpA Navigazione
   Rimorchi e Salvataggi Trieste........     113,898   $          0
 *Unione Manifatture SpA (In
   Liquidation).........................     156,000              0
 *Unipar (Unione Nazionale di
   Participazione SpA) (In
   Liquidation).........................     539,000              0
 *Viaggi del Ve.........................      14,000         36,719
 *Vianini Industria SpA.................      52,520        162,148
 *Vianini Lavori SpA....................     180,752      1,052,317
 Vittoria Assicurazioni SpA.............      51,500        258,639
 #Zucchi (Vincenzo) SpA.................     144,350        645,147
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $32,182,403)....................                 30,577,444
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Premafin Finanziaria SpA Warrants
   11/30/03.............................     149,178          5,000
 *Tecnodiffusione Italia SpA Warrants
   11/15/04.............................       1,332            271
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                      5,271
                                                       ------------
TOTAL -- ITALY
  (Cost $32,182,403)....................                 30,582,715
                                                       ------------
SWITZERLAND -- (8.4%)
COMMON STOCKS -- (8.3%)
 *A. Hiestad Holding AG.................         100         24,877
 AFG Arbonia-Forster Holding AG.........       2,610        159,314
 *Accumulatoren-Fabrik Oerlikon,
   Zuerich..............................          30         17,160
 *Actelion, Ltd.........................       4,400        323,134
 *Agie Charmilles Holding AG............       3,000        118,624
 Also Holding AG........................         120         26,259
 *Ascom Holding AG......................       2,700          9,121
 BHB Beteiligungs und
   Finanzgesellschaft...................         150          5,057
 BVZ (Brig Visp Zermatt) Holding AG.....         370         66,760
 Bachem AG..............................         500         25,069
 Bank Coop AG...........................       5,881        853,412
 Bank Sarasin & Cie Series B, Basel.....         274        332,394
 *Banque Cantonale de Geneve............       1,344        135,181
 Banque Cantonale du Jura...............         450         68,411
 *Banque Cantonale Vaudoise.............         600         38,927
 Banque Privee Edmond de Rothschild SA,
   Geneve...............................         120        736,162
 Barry Callebaut AG.....................       1,000        138,587
 Basellandschaftliche Kantonalbank......         600        333,991
 Basler Kantonalbank....................       5,250        304,738
 Belimo Holdings........................         130         35,633
 *Berna Biotech.........................       2,400         23,310
 Bobst Group SA.........................      18,200        583,409
 Bon Appetit Holding A..................       1,650         71,958
 *Bossard Holding AG....................       6,350        190,145
 Bucher Industries AG, Niederweningen...       3,355        347,754
 Caisse d'Epargne Cantonale Vaudoise,
   Lausanne.............................         280        135,869
 *Calida Holding AG.....................         396         47,127
 *Carlo Gavazzi Holding AG..............         910         25,852
 *Charles Voegele Holding AG............       1,800         48,440
 Cie Financiere Tradition...............       5,100        276,061
 Conzzeta Holdings AG...................       1,415        945,195
 *Crossair AG, Basel....................       2,595         13,549
 Daetwyler Holding AG, Atldorf..........         348        507,666
                                            SHARES        VALUE+
                                            ------        ------
 EGL (Elektrizitaets-Gesellschaft
   Laufenberg) AG, Laufenberg...........       8,390   $  3,046,974
 *ESEC Holding AG.......................         400         35,779
 Edipresse SA, Lausanne.................         694        229,126
 *Eichhof Holding AG....................         188         77,947
 Energie Electrique du Simplon SA.......         350         32,247
 Energiedienst Holding AG...............       8,265      2,030,666
 Escor AG, Duedingen....................         744         15,709
 Feintol International Holding AG.......         110         11,697
 *Fischer (Georg) AG, Schaffhausen......         720         75,735
 *Forbo Holding AG, Eglisau.............       1,100        337,830
 Fuchs Petrolub AG Oel & Chemie
   Non-Voting...........................       2,001        214,322
 Galenica Holding, Ltd. AG, Bern........       4,290        487,489
 Geberit AG.............................         870        303,932
 Generale d'Affichage, Geneve...........         290        133,596
 Generali (Switzerland) Holdings,
   Adliswil.............................       1,670        176,946
 *Golay-Buchel Holding SA, Lausanne.....          40         25,491
 Gornergrat Monte Rasa-Bahnen Zermatt...          70         34,666
 Gurit-Heberlein AG.....................       1,125        613,277
 *HPI Holding SA........................       6,000          9,029
 Helvetia Patria Holding................       1,300        149,720
 *Industrieholding Cham AG, Cham........         864        121,398
 Jelmoli Holding AG.....................       1,521      1,080,231
 #Jelmoli Holding AG, Zuerich (Namen)...       2,835        398,336
 Kaba Holding AG........................         740         94,316
 *Kardex AG, Zuerich....................       1,039         99,717
 *Kardex AG, Zuerich (Participating)....         610         58,544
 *Komax Holding AG......................         400         19,963
 *#Kudelski SA..........................       3,700         69,885
 Kuoni Reisen Holding AG................         630        159,625
 Lem Holdings AG, Lyss..................         270         49,753
 Luzerner Kantonalbank AG...............       1,800        233,563
 *Maag Holding AG, Zuerich..............         922        114,681
 *Micronas Semi.........................       2,100         47,968
 *Mikron Holding AG, Biel...............       1,326         19,191
 *Moevenpick-Holding, Zuerich...........       1,320        836,129
 Nobel Biocare Holding AG...............      45,460      2,933,680
 *Omnium Geneve SA, Geneve..............         110             93
 Orell Fuessli Graphische Betriebe AG,
   Zuerich..............................         240        192,563
 Oz Holding AG..........................       4,400        251,683
 *Parco Industriale e Immobiliare SA....         600          1,612
 *Phoenix Mecano AG, Stein am Rhein.....       2,749        527,668
 Phonak Holding AG......................      13,500        139,413
 Psp Swiss Property AG..................       1,600        194,713
 *Publicitas Holding SA, Lausanne.......         520         88,634
 *Reg Real Estate Group.................       8,010        483,701
 Rieters Holdings.......................         950        177,246
 Roche Holding AG Genusschein...........         800         60,994
 SAIA-Burgess Electronics AG............          70         19,886
 Sarna Kunststoff Holding AG............       1,760        159,456
 *Schaffner Holding AG..................         300         33,399
 *Schweiter Technology AG...............         200         14,450
 Schweizerhall Holding AG, Basel........         140        155,863
 Schweizerische National Versicherungs
   Gesellschaft.........................         396        148,983
 Siegfried Holding AG...................       8,560      1,137,013
 Sig Holding AG.........................       3,000        343,205
 *Sihl..................................         150            623
 Sika Finanz AG, Baar...................         800        248,459
 Sika Finanz AG, Baar (Namen)...........         750         39,129
 Sopracenerina..........................       2,409        258,947

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CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Sulzer AG, Winterthur..................         760   $    104,451
 Tamedia AG.............................       2,100        117,703
 Tecan Group AG.........................       2,700         69,862
 *UMS Schweizerische Metallwerke Holding
   AG, Bern.............................       2,560         51,104
 Unaxis Holding AG......................       1,000         89,064
 Unilabs SA.............................       1,000         14,358
 Valiant Holding AG.....................       2,178        141,306
 Valora Holding AG......................         860        151,870
 Vaudoise Assurances Holding,
   Lausanne.............................          45         51,308
 Villars Holding SA, Fribourg...........         150         28,792
 *Von Moos Holding AG, Luzern...........       7,000         18,274
 *Von Roll Holding AG, Gerlafingen......      23,024         16,440
 Vontobel Holdings AG...................      10,800        155,064
 Wmh Walter Meier Holding Ag, Zuerich...       1,000         56,817
 Zehnder Holding AG.....................         193        119,437
 Zschokke Holding SA, Geneve............         230         67,988
 Zueblin Holding AG.....................       4,093         25,926
 Zuger Kantonalbank.....................         545      1,025,199
 *Zuger Kantonalbank New Shares.........          45         84,649
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $20,649,073)....................                 28,415,649
                                                       ------------
PREFERRED STOCKS -- (0.1%)
 Fuchs Petrolub AG Oel & Chemie 7.29%
   Non-Voting
   (Cost $266,228)......................       2,001        214,322
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $69,877).......................                     69,903
                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $20,985,178)....................                 28,699,874
                                                       ------------
SPAIN -- (7.2%)
COMMON STOCKS -- (7.2%)
 #Abengoa SA............................      56,900        338,627
 Adolfo Dominguez SA....................       3,700         43,561
 Aldeasa SA.............................      13,200        250,108
 *Amper SA..............................      56,800        205,090
 Azkoyen SA.............................      52,500        257,486
 BAMI SA (Inmobiliara de Construcciones
   y Terrenos)..........................      92,786        337,209
 Banco de Andalucia.....................       9,800        680,043
 Banco de Credito Balear SA.............      35,424        632,869
 #Banco de Valencia SA..................     172,844      2,797,250
 Banco Guipuzcoano SA...................      21,194        423,760
 Banco Pastor SA........................      34,300        887,111
 #Banco Zaragozano SA...................     187,990      2,783,678
 *Baron de Ley SA.......................       4,200        148,193
 CAF (Construcciones y Auxiliar de
   Ferrocarriles SA)....................       7,500        370,484
 Campofrio Alimentacion SA..............      92,800      1,009,597
 Cementos Portland SA...................      16,881        710,192
 Cortefiel SA...........................      49,200        312,476
 *Dogi International Fabrics SA.........       4,000         17,689
 Elecnor SA.............................      18,300        570,368
 Empresa Nacional de Celulosa SA........      16,040        270,716
 *Ercros SA.............................     100,518         43,743
 *Espanola del Zinc SA..................      29,250         51,603
 *Estacionamientos Urbanos SA...........       4,200              0
 #Europistas Concesionaria Espanola
   SA...................................     174,940      1,146,048
 #Faes Farma SA.........................      24,400        312,232
                                            SHARES        VALUE+
                                            ------        ------
 *Faes Farma SA New Shares..............       2,711   $     34,691
 Funespana SA...........................       4,500         25,140
 *Grupo Picking Pack SA.................      87,465         55,550
 Hullas del Coto Cortes.................       8,666        115,684
 Iberpapel Gestion SA...................       6,700        114,262
 Inbesos SA.............................       8,050         22,155
 *Indo Internacional SA.................      33,600        112,232
 *Indra Sistemas SA.....................      75,200        769,477
 Inmobiliaria Colonial SA ICSA..........      35,200        645,427
 Inmobiliaria del Sur SA................         331         42,045
 Inmobiliaria Urbis SA..................      80,282        623,190
 *LSB (La Seda de Barcelona SA)
   Series B.............................      25,200         58,685
 Lingotes Especiales SA.................      22,080         92,450
 Marco Iberica Distribucion de Ediciones
   Midesa...............................      29,600        696,274
 *Mecalux SA............................       9,500         36,090
 Nicolas Correa SA......................      15,750         46,496
 *Obrascon Huarte Lain SA...............      53,992        278,139
 Papelera de Navarra SA.................       6,000        123,142
 *Parques Reunidos SA...................      15,300         53,985
 Pescanova SA...........................      26,443        305,097
 Prosegur Cia de Seguridad SA...........      38,800        570,427
 *Radiotronica SA.......................      17,275         36,572
 Recoletos Grupo de Comunicacion SA.....      82,300        459,782
 *SOS Cuetara SA........................      10,400        226,289
 *Sogecable SA..........................      34,600        501,762
 *#Sol Melia SA.........................     112,700        540,807
 Tavex Algodonera SA....................      31,944        116,469
 *Tecnocom Telecomunicaciones y Energia
   SA...................................       6,300         34,084
 *#Tele Pizza SA........................     122,900        144,547
 Transportes Azkar, SA..................      26,700        145,395
 Tubacex SA.............................      73,130        105,794
 Unipapel SA............................      34,946        673,651
 Uralita SA.............................     112,831        747,128
 Vidrala SA, Alava......................      47,040        467,501
 Viscofan Industria Navarra de
   Envolturas Celulosicas SA............      97,492        725,824
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,602,652)....................                 24,346,376
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Banco de Valencia SA Bonus Rights
   06/10/03
   (Cost $0)............................     172,844         58,954
                                                       ------------
TOTAL -- SPAIN
  (Cost $15,602,652)....................                 24,405,330
                                                       ------------
SWEDEN -- (6.1%)
COMMON STOCKS -- (6.1%)
 *ADCore AB.............................          50             68
 *Active Biotech AB B Shares............       8,320         16,601
 *Active I Malmoe AB Series A...........       4,160          8,568
 *Active I Malmoe AB Series B...........       4,160          8,301
 Addtech AB Series B....................      12,800         56,847
 *Alfaskop AB...........................       3,200            330
 Angpannefoereningen AB Series B........      10,800        125,821
 *Arkivator AB..........................      41,280        123,816
 #Axfood AB.............................      49,500        997,245
 *B & N Bylock & Nordsjoefrakt AB
   Series B.............................      41,800         52,195
 Beiger Electronics AB..................      11,700         91,875
 Beijer AB Series B.....................      11,700         97,900

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Beijer Alma AB Series B................      10,400   $     52,347
 Bergman & Beving AB Series B...........      36,200        207,372
 Biacore International AB...............       7,850        181,897
 *Bilia AB Series A.....................      66,700        927,325
 *Biora AB..............................       6,200         13,488
 *Bong Ljungdahl AB.....................       9,000         27,806
 *Boras Waefveri AB Series B............       8,600         32,050
 *Boss Media AB.........................      25,500         20,024
 *C Technologies AB.....................      83,833         85,256
 Capona AB..............................      19,000        119,848
 Carbo AB...............................      27,800        501,020
 Castellum AB...........................      39,900        667,727
 Cloetta AB Series B....................      15,600        345,410
 *Concordia Maritime AB Series B........      37,300         59,541
 *Connecta AB...........................          50             32
 D. Carnegie & Co. AB...................      62,000        430,991
 *Doro Telefoni AB Series A.............       2,900          3,733
 Drott Series AB........................      85,400        978,431
 *Duroc AB Series B.....................       2,700          4,171
 *Elekta AB.............................      24,800        330,426
 *Enea Data AB Series B.................     220,000         43,048
 #Eniro AB..............................      51,300        429,253
 Fagerhult AB...........................       2,900         38,265
 *Fagerlid Industrier AB................       8,600              0
 *Fastighets AB Celtica.................       5,800         37,332
 Fastighets AB Tornet...................      24,700        497,615
 *Finnveden AB..........................      57,000        215,727
 *Frontec AB Series B...................      18,200         14,292
 Getinge Industrier AB Series B.........      44,151      1,136,718
 Geveko AB Series B.....................       8,300        107,915
 Gorthon Lines AB Series B..............      41,800         81,790
 Gunnebo AB.............................      17,100        312,584
 HL Display AB Series B.................       2,000         22,528
 Haldex AB..............................      39,000        414,191
 Heba Fastighets AB Series B............       4,300         41,516
 Hexagon AB Series B....................       3,572         74,952
 *Hiq International AB..................      21,500         18,267
 Hoeganges AB Series B..................      31,700        626,398
 *IBS AB Series B.......................      65,200         41,379
 *Icon Medialab International AB........      24,900          5,129
 *Industrial & Financial Systems AB
   Series B.............................      29,700         12,884
 *Industrifoervaltnings AB Skandigen....      21,400         23,554
 *Intentia International AB Series B....      25,140         18,770
 Karlshamns AB..........................      14,900        151,529
 Kinnevik Industrifoervaltnings AB
   Series B.............................      44,400        751,607
 Klippans Finpappersbruk AB.............       5,800         22,250
 *Klovern AB B Shares...................       8,426         11,389
 Kungsleden AB..........................      17,600        294,536
 Lagercrantz Group AB Series B..........      12,800         32,131
 #Lindex AB.............................      16,100        240,418
 Ljungberg Gruppen AB Series B..........       3,800         38,400
 *Mandator AB...........................       2,280          1,057
 *Meda AB Series A......................       6,625         82,726
 *Medivir Series B......................       2,800         23,429
 *Micronic Laser Systems AB.............      13,600         72,656
 *Modern Times Group AB Series B........      41,100        563,474
 NCC AB Series B........................      38,200        205,552
 New Wave Group AB Series B.............       9,000        113,541
 Nibe Industrier AB Series B............       2,600         96,394
 Nolato AB Series B.....................      42,840        193,019
 *Nordic Shoes & Accessories AB New
   Shares...............................     270,000         34,757
 OEM International AB Series B..........       7,100         73,119
                                            SHARES        VALUE+
                                            ------        ------
 Observer AB............................     137,856   $    459,629
 #Om AB.................................      78,100        517,774
 Orc Software AB........................      10,500         64,880
 *Ortivus AB............................       5,900         18,532
 PEAB AB Series B.......................      62,600        308,642
 Pandox Hotelfastigheter AB.............      20,100        161,718
 *Partnertech AB........................       3,800          9,539
 Perbio Science AB......................      34,000        496,772
 *Pergo AB..............................      43,300         53,511
 Poolia AB Series B.....................      18,150         61,916
 *Prevas AB Series B....................      16,000         17,507
 *Pricer AB Series B....................      91,000          6,209
 *Proact It Group AB....................      15,000         29,544
 Proffice AB............................      42,800        115,703
 *Q-Med AB..............................      20,000        290,932
 Rottneros Bruk AB......................     366,600        337,428
 SSAB Swedish Steel Series A............      60,300        853,871
 SSAB Swedish Steel Series B............      17,100        228,935
 #Sardus AB.............................       5,700         61,636
 *Scribona AB Series A..................      40,100         45,685
 *Scribona AB Series B..................      31,700         39,175
 *Semcon AB.............................      18,300         21,320
 *Sigma AB Series B.....................       8,600          4,484
 *Sigma AB Series B.....................      17,200          8,967
 *Song Network Holding..................      43,845        204,320
 Sweco AB Series B......................      23,450        191,690
 TV 4 AB Series A.......................       5,800        115,729
 Teleca AB Series B.....................      41,200        179,796
 *Telelogic AB..........................     162,400         77,352
 *Ticket Travel Group AB................       4,500          3,389
 Trelleborg AB Series B.................      75,400        742,532
 *WM-Data AB Series B...................     275,800        440,249
 Wallenstam Byggnads AB Series B........      16,700        228,954
 *Wedins Norden AB Series B.............      10,000          1,352
 *Westergyllen AB Series B..............       4,300         17,160
 Whilborg Fastigheter AB Class B........      57,960        511,095
 *Wilh. Sonesson AB Series A............       4,160          6,962
 *Wilh. Sonesson AB Series B............       4,160          5,462
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $20,215,474)....................                 20,724,904
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $76,800).......................                     78,132
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Poolia AB Series B Redemption Rights
   06/18/03.............................      18,150          1,635
 *Pricer AB Free Warrants 10/17/03......       6,500             17
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                      1,652
                                                       ------------
TOTAL -- SWEDEN
  (Cost $20,292,274)....................                 20,804,688
                                                       ------------
GREECE -- (5.3%)
COMMON STOCKS -- (5.3%)
 *A. Cambas Holding & Real Estate SA....      25,650         59,129
 Aegek..................................      63,895         87,173
 Agrotiki Insurance S.A.................      23,995        144,494
 *Aktor S.A.............................     122,760        837,420
 *Alcatel Cables Hellas S.A.............       3,003         12,079
 Alfa-Beta Vassilopoulos S.A............      12,732        170,111
 *Alisida S.A...........................       2,160          4,293
 *Allatini Industrial & Commercial Co...      15,370         33,985
 Alpha Leasing..........................      37,191        182,841

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Alte Technological Co. S.A.............      29,500   $     33,308
 *Altec Information & Communication
   Systems S.A..........................      80,278         55,707
 Alumil Milonas S.A.....................      22,016         92,182
 Aluminum of Attica S.A.................      83,992         59,272
 *Anek Lines S.A........................      44,641         53,029
 Arcadia Metal Industry C. Rokas S.A....      16,429         67,630
 *Aspis Bank............................      25,864         86,696
 *Aspis Pronia General Insurance S.A....      29,790         35,037
 Athens Medical Center S.A..............      67,184        101,933
 Athens Water & Sewerage Public Co......      53,245        205,405
 Attica Enterprises S.A. Holdings.......     104,174        230,343
 Attica Publications S.A................       9,024         32,902
 Atti-Kat S.A...........................      64,494         53,098
 Autohellas S.A.........................      14,400         76,214
 *Avax S.A. Construction Co.............      79,786        484,211
 Babis Vovos S.A........................      36,982        703,765
 Bank of Attica S.A.....................      70,696        232,815
 Bank of Piraeus S.A....................     163,829      1,098,308
 Benrubi S.A............................       9,221         58,564
 *Biometal Esquimo......................      11,340         14,805
 *Bitros Holdings S.A...................      10,452         22,004
 Chipita S.A............................      29,645        130,401
 Commercial Bank of Greece..............       1,960         27,801
 Delta Dairy S.A........................      29,667        180,743
 *Dionic SA.............................      12,948         16,295
 Edrassi C. Psallidas S.A...............      15,554         45,185
 Egnatia Bank S.A.......................      72,397        161,783
 El. D. Mouzakis S.A....................      31,653         56,215
 Elais Oleaginous Production S.A........      10,817        190,834
 Elektrak SA............................      14,040         31,540
 Elmec Sport S.A........................      47,086         78,085
 Esha S.A...............................       3,810         25,453
 *Etba Leasing S.A......................      17,297         35,195
 *Ethniki General Insurance Co. S.A.....      48,759        194,981
 *Etma Rayon S.A........................      11,242         14,941
 *Europaiki Techniki....................      13,100          9,707
 Everest S.A............................      22,560         74,294
 *Fanco S.A.............................       4,560         18,664
 Fourlis S.A............................      41,540         63,025
 Frigoglass S.A.........................      32,000        149,040
 General Construction Co. S.A...........      23,559        144,085
 General Commercial and Industry........      24,060         26,600
 *General Hellenic Bank.................      26,849        124,418
 Germanos S.A...........................      43,290        664,950
 Gianoussis S.A.........................       2,354         27,354
 *Gnomon Construction S.A...............      23,297         18,906
 Goody's S.A............................      17,740        292,106
 Halkor S.A.............................      72,736        115,489
 *Hatziioannou S.A......................      32,440         48,074
 Hellas Can Packaging Manufacturers
   S.A..................................      24,062        125,653
 *Hellenic Biscuits Co. S.A.............      38,080        211,396
 Hellenic Cables S.A....................      26,908         35,445
 Hellenic Duty Free Shops S.A...........      57,410        691,426
 Hellenic Fabrics S.A...................      10,950         38,250
 Hellenic Sugar Industry S.A............      30,820        142,094
 *Hellenic Technodomiki S.A.............     112,376        745,437
 Heracles General Cement Co.............      71,083        536,734
 Heremes S.A Building Enterprises.......      23,136        124,083
 *Hippotour S.A.........................      12,155         16,440
 Hyatt Regency S.A......................      91,560        768,887
 Inform P. Lykos S.A....................      13,790         66,822
 *Intersat S.A..........................      19,392          5,246
 Intertech S.A..........................       6,626         25,561
                                            SHARES        VALUE+
                                            ------        ------
 *Intracom S.A..........................     140,846   $    765,323
 *Ionian Hotel Enterprises..............      13,404        150,398
 *J Boutaris & Son Holding S.A..........      15,230         21,853
 Kalpinis Simos Steel Service Center....      12,432         41,672
 Karelia Cigarette Co...................       2,160        152,173
 Kathimerini S.A........................      13,250         54,232
 Katselis Sons S.A......................       9,000         51,868
 Kekrops Hotel Touristing Building......       2,244         43,495
 *Keramia-Allatini S.A. Industrielle
   Commerciale & Technique..............      10,368         21,218
 *Klonatex Group S.A. Bearer Shares.....      20,351         99,572
 *Kotsovolos SA.........................       2,872          8,208
 *Lambrakis Press S.A...................      60,020        166,597
 *Lampsa Hotel Co.......................      10,376         71,269
 Lavipharm S.A..........................      39,294         59,155
 Light Metals Industry..................      28,662         67,084
 Loulis Mills S.A.......................       8,362         23,604
 Macedonian Plastics S.A................      18,131         21,325
 Mailis (M.J.) S.A......................      72,434        222,352
 *Maritime Company of Lesvos S.A........      30,753         22,787
 Mesochoritis Bros. Construction Co.....      23,700         18,676
 Metka S.A..............................      10,370         39,029
 Michaniki S.A..........................      98,065        188,001
 Minerva Knitwear.......................       5,140         13,723
 *Minoan Lines S.A......................      60,279        101,382
 Mochlos S.A............................      29,920         21,114
 Mytilineos Holdings S.A................      40,520        128,198
 *N. Levederis S.A......................       8,355          7,468
 N.B.G. Real Estate Development Co......      92,710        213,718
 *Naoussa Spinning Mills S.A............      16,022         88,944
 Nikas S.A..............................      17,187         84,900
 Notos Com.Holdings S.A.................      53,644        132,495
 *O. Daring Sain........................       7,760          5,750
 *P.D. Papoutsanis S.A..................      12,950         10,966
 Pantechniki S.A........................      32,890         76,593
 *Pegasus Publishing & Printing S.A.....      37,500         68,363
 Petros Petropoulos SA..................       4,000         22,958
 *Petzetakis S.A........................      22,560         31,310
 Proodeftiki Technical Co...............      32,257         23,522
 Rilken S.A.............................       1,982         17,483
 *Sanyo Hellas S.A......................      72,363         80,002
 *Sarantis S.A..........................      37,800        101,809
 Sato S.A...............................      28,850         23,413
 Selected Textile Industry Assoc. S.A...      44,649         74,044
 *Sfakianakis S.A.......................      10,390         27,373
 *Sheet Steel S.A.......................      25,850         14,898
 Shelman................................      38,042         56,823
 Silver and Baryte Ores Mining Co.
   S.A..................................      30,141        242,478
 *Singular S.A..........................      54,600        109,811
 Spyroy Agricultural House S.A..........      22,258         26,964
 *Stabilton S.A.........................      27,530          2,590
 *Strintzis Shipping Lines S.A..........     105,000        123,495
 Technical Olympic S.A..................     144,420        494,287
 *Technodomi M.Travlos Br. Com. &
   Constr. Co. S.A......................      13,910          6,544
 Terna Tourist Technical & Maritime
   S.A..................................      36,310        134,950
 Themeliodomi...........................      26,262         92,045
 Thrace Plastics Co. S.A................      45,500         67,963
 Tiletipos S.A..........................      31,237        201,330
 Uncle Stathis S.A......................      10,999         62,871
 *Unisystems S.A........................      32,430         70,182
 Veterin................................      12,904         20,944
 Viohalco...............................     166,275        766,605

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Vioter S.A............................      29,900   $     46,420
 *Vis Container Manufacturing Co........       4,259         16,931
 Zampa S.A..............................         830         11,910
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,120,909)....................                 18,063,851
                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Egnatia Bank S.A.
   (Cost $8,592)........................       3,196          6,804
                                                       ------------
TOTAL -- GREECE
  (Cost $21,129,501)....................                 18,070,655
                                                       ------------
NETHERLANDS -- (5.2%)
COMMON STOCKS -- (5.2%)
 A.I.R. Holdings NV.....................       1,236         39,526
 *#ASM International NV.................      18,100        273,978
 Aalberts Industries NV.................      25,017        435,467
 Accell Group NV........................       5,010         77,780
 Arcadis NV.............................       5,400         59,701
 *Atag Group NV.........................       4,630          1,579
 Athlon Groep NV........................      34,250        334,347
 Batenburg Beheer NV....................       3,000         88,210
 *Begemann Groep NV.....................      11,909         61,629
 *Begemann Groep NV Series B............      13,451          8,385
 *Beter Bed Holding NV..................       2,100         12,349
 Boskalis Westminster NV................      47,991      1,081,468
 *Brunel International NV...............       5,200         17,491
 Buhrmann NV............................      50,030        198,887
 Delft Instruments NV...................      13,336        180,064
 *Draka Holding NV......................       7,387         72,285
 *Econosto NV...........................      17,305         29,105
 Eriks Group NV.........................       8,516        257,010
 *Exact Holding NV......................       9,000        121,730
 *Fox Kids Europe NV....................      30,500        144,206
 Gamma Holding NV.......................      15,705        526,431
 Gemeenschappeljk Bezit Crown van Gelder
   NV...................................      12,000        152,428
 *Getronics NV..........................     128,790        130,268
 Grolsche NV............................      32,100        837,762
 Grontmij NV............................         753         11,956
 Hagemeyer NV...........................      49,200        289,330
 Heijmans NV............................       7,877        139,152
 ICT Automatisering NV..................       1,600         14,114
 Internatio-Mueller NV..................      28,645        501,988
 *Ispat International NV................      26,100        116,342
 KLM (Koninklijke Luchtvaart Mij) NV....      17,300        126,763
 Kas-Associatie NV......................      42,888        761,678
 *Kendrion NV...........................      21,454        129,949
 #Koninklijke Bam NV....................      25,037        438,171
 Koninklijke Frans Maas Groep NV........      12,349        262,887
 Koninklijke Nedlloyd NV................      23,472        405,261
 Koninklijke Ten Cate NV................      11,088        339,067
 Koninklijke Ubbink NV..................       1,500         67,040
 Koninklijke Vendex KBB NV..............      42,300        514,422
 Koninklijke Volker Wessels Stevin NV...      12,740        295,485
 Koninklijke Vopak NV...................      22,100        293,977
 *#Laurus NV............................     258,287        428,332
 MacIntosh NV...........................      15,590        216,365
 NBM-Amstelland NV......................      63,300        410,962
 *NH Hoteles............................      21,703        194,761
 NV Holdingsmij de Telegraaf............      23,600        396,923
 Nederlandsche Apparatenfabriek.........      14,000        251,106
 *New Skies Satellites NV...............      35,200        219,420
 Nutreco Holding NV.....................      12,588        226,224
 *Nutreco Holding NV Coupons............           1              0
                                            SHARES        VALUE+
                                            ------        ------
 Oce NV.................................      39,200   $    391,428
 Opg Groep NV Series A..................       4,450        143,930
 *Petroplus International NV............       9,813         96,376
 #Randstad Holdings NV..................      42,700        451,990
 Reesink NV.............................       2,050        106,088
 Roto Smeets de Boer NV.................       1,040         25,075
 Rubber Cultuur Maatschappij Amsterdam
   NV...................................      40,800        114,688
 *SNT Groep NV..........................       2,800         32,109
 Samas-Groep NV, Zaandam................      24,184         97,846
 Schuitema NV, Amersfoort...............      34,200        659,270
 *Semiconductor Industries NV...........       8,500         42,688
 Sligro Beheer NV.......................       4,414        212,850
 Smit Internationale NV.................      19,643        438,955
 Stork NV...............................      12,200        139,758
 *Textielgroep Twenthe NV...............       1,000          2,940
 Twentsche Kabel Holding NV.............      18,244        258,992
 United Services Group NV...............      12,065        134,806
 Univar NV..............................       7,050         60,945
 Van Der Mollen Holding NV..............      57,660        712,070
 #Vedior NV.............................      74,880        612,962
 *Versatel Telecom International NV.....     205,800        222,685
 *Vredestein NV.........................      15,514         90,321
 *Wegener Arcade NV ....................      70,830        422,369
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,344,244)....................                 17,664,902
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Eriks Group NV Rights 06/05/03........       8,516              0
 *Smit Internationale NV Rights
   06/06/03.............................      19,643              0
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                          0
                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $14,344,244)....................                 17,664,902
                                                       ------------
FINLAND -- (4.2%)
COMMON STOCKS -- (4.2%)
 *4F-Secure Corp........................      71,539         60,581
 Alandsbanken AB Series B...............       1,700         33,990
 *Aldata Solutions Oyj..................      32,822         50,570
 Alma Media Oyj.........................       3,134         81,092
 Amer-Yhtymae Oyj Series A..............      17,020        541,484
 Aspocomp Group P.L.C...................      12,738        104,872
 *Benefon Oy............................       1,900            849
 Capman Oyj Series B....................      12,485         19,530
 *Comptel Oyj...........................      53,527         56,660
 Eimo Oyj...............................      32,700         36,921
 Elcoteq Network Corp...................      10,210        138,336
 *Elisa Communications Corp.............      74,525        581,131
 *Eq Online Oyj.........................       7,100         12,108
 *Evox Rifa Group Oyj...................      51,210          3,614
 Finnair Oyj............................      77,910        308,803
 Finnlines Oyj..........................      30,280        701,585
 *Finvest Oyj...........................      51,210          9,637
 Fiskars Oy AB Series A.................      13,730        124,343
 HK Ruokatalo Oy Series A...............      11,400         73,074
 Huhtamaki Van Leer Oyj.................      51,600        544,378
 #Instrumentarium Oyj...................      54,400      2,156,191
 J.W. Suominen Yhtyma Oy................      11,970         87,145
 Jaakko Poyry Group Oyj.................       3,700         65,276
 *Jippii Group Oyj......................      18,360          8,422
 *Jot Automation Group Oyj..............      83,777         33,501
 KCI Konecranes International Oyj.......      13,800        316,499
 Kemira Oyj.............................     118,400        920,474

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Kesko Oyj..............................      32,060   $    386,874
 Laennen Tehtaat Oy.....................       3,930         38,457
 #Lassila & Tikanoja Oyj................      11,970        252,003
 Lemminkainen Oy........................      13,100        217,399
 Martela Oy.............................         530          6,876
 Metsaemarkka Oyj Series B..............         700          4,528
 New Kyro Corp. Oyj.....................      36,470        261,223
 Nokian Renkaat Oyj.....................       9,700        490,681
 Nordic Aluminium Oy....................       1,900         13,296
 #Novo Group Oyj........................      31,600         89,198
 Okobank Class A........................      31,940        506,012
 Olvi Oyj Series A......................         820          9,992
 Outokumpu Oyj Series A.................      21,100        175,453
 Oy Stockmann AB Series B...............      24,300        425,844
 PK Cables Oyj..........................       4,760         59,343
 *Partek Oyj............................       9,870        177,610
 #Perlos P.L.C. Warrants 04/04/04.......      25,732        135,282
 Pohjola Group P.L.C. Series D..........      27,415        448,834
 *Polar Real Estate Corp. Series K......     126,010         91,887
 Ponsse Oyj.............................       4,900         57,631
 #Raisio Group P.L.C. Series V..........     118,423        119,782
 Rakentajain Koneuvokrammo Oy...........       5,700         29,296
 Rapala VMC Oyj.........................      20,000         97,620
 *Rautaruukki Oyj Series K..............      74,910        348,013
 Rocla Oy...............................       1,300          8,119
 Sponda Oyj.............................      40,577        238,621
 #Stockmann Oyj AB......................       8,700        152,463
 *Stonesoft Corp........................      11,279          5,439
 Talentum Oyj...........................      18,300         76,408
 Tamro Oyj..............................     105,620        503,106
 *Tecnomen Holding Oyj..................      36,470         20,160
 Teleste Corp. Oyi......................       4,518         15,410
 Uponor Oyj Series A....................      32,500        699,508
 Vaisala Oy Series A....................      12,650        252,929
 Viking Line AB.........................       3,240         68,592
 Wartsila Corp. Oyj Series B............      23,710        294,200
 Yit-Yhtymae Oyj........................      26,854        522,400
                                                       ------------
TOTAL -- FINLAND
  (Cost $11,675,595)....................                 14,371,555
                                                       ------------
DENMARK -- (4.1%)
COMMON STOCKS -- (4.1%)
 AS Dampskibsselsk Torm.................      16,190        229,543
 Aarhus Oliefabrik A.S. Aeries A........       3,840        187,360
 *Alm. Brand A.S........................      14,395        232,598
 Amagerbanken A.S.......................       1,804        163,751
 Amtssparekassen Fyn A.S................       1,478        129,946
 Bang & Olufsen Holding A.S.
   Series B.............................      11,767        296,385
 Brodrene Hartmann A.S. Series B........       5,865        123,570
 Bryggerigruppen A.S....................       5,590        235,552
 Christian Hansen Holding A.S.
   Series B.............................       8,280        354,151
 *Codan A.S.............................      43,400        921,273
 D'Hooge Schouw NV......................       7,850        133,682
 DFDS A.S., Copenhagen..................       7,680        201,959
 Dalhoff, Larsen & Hornemann A.S.
   Series B.............................         670         19,954
 #Danske Traelastkompagni A.S...........      28,000        754,051
 Danware................................       2,419         38,320
 East Asiatic Co., Ltd..................      20,553        560,012
 Edb Gruppen A.S........................       3,230         48,609
 *FLS Industries........................      54,980        531,286
 *Fimiston Resources & Technology
   Ltd..................................         400          3,802
                                            SHARES        VALUE+
                                            ------        ------
 Fluegger A.S. Series B.................       1,638   $     67,465
 *Foras Holding A.S. Series A...........       7,082         54,299
 Forstaedernes Bank.....................       3,007         98,128
 *Glunz & Jensen A.S....................       1,470         17,465
 *Gn Great Nordic A.S...................     210,980        915,768
 Henriksen Og Henriksen Holding A.S.
   Series B.............................         770         95,753
 Hoejgaard Holding A.S. Series B........       2,500         43,564
 *I-Data International A.S..............       2,327          1,659
 *IC Co. A.S............................       3,510         20,851
 *Incentive A.S.........................       3,575          8,099
 *Junckers (F.) Industrier A.S..........         860          9,128
 *Jyske Bank A.S........................      37,760      1,465,520
 *Kjobenhavns Sommer Tivoli A.S.........         190         37,623
 Koebenhavns Lufthavne..................       8,730        757,859
 *NTR Holdings A.S......................       1,130          6,981
 Naestved Diskontobanken................         345         43,996
 *#Neg Micon A.S........................      23,698        225,246
 *Neurosearch A.S.......................       6,650         69,001
 Nordiske Kabel-Og Traadfabrikker
   Holding A.S..........................      22,495        313,590
 Nordvestbank...........................         250         46,138
 Per Aarsleff A.S. Series B.............       1,545         43,810
 *Pharmexa A.S..........................       3,235         14,862
 Radiometer A.S. Series B...............       7,393        419,274
 *#Ringkjobing Landbobank...............         850        164,275
 Rockwool, Ltd..........................       3,820         75,038
 Sanistal A.S. Series B.................         936         36,328
 *Sas Danmark A.S.......................      34,300        172,789
 Satair A.S.............................       1,350         19,675
 Simcorp A.S............................       4,222        112,028
 Sjaelso Gruppen A.S....................       1,719         73,525
 *Sondagsavisen A.S.....................      17,601         51,025
 Spar Nord Holding......................       4,973        303,300
 Sparkasse Regensburg...................      19,440        501,970
 Sydbank A.S............................       7,192        660,802
 TK Development.........................      12,478         65,231
 *Thrane & Thrane A.S...................       2,886         55,776
 *Topdanmark A.S........................      28,300      1,075,949
 Treka A.S..............................       8,498        142,024
 VT Holdings Shares B...................       3,130        111,563
 Vestas Wind Systems A.S................      27,377        251,540
 *Wessel & Vett Magasin du Nord A.S.
   Series C.............................       2,102         56,608
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,743,836)....................                 13,871,329
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $44,644).......................                     45,939
                                                       ------------
TOTAL -- DENMARK
  (Cost $12,788,480)....................                 13,917,268
                                                       ------------
BELGIUM -- (3.7%)
COMMON STOCKS -- (3.7%)
 *Abfin SA..............................       2,560              0
 Ackermans & Van Haaren SA..............      13,730        242,226
 *Afrifina..............................       3,480        180,090
 *Arinso International NV...............       4,360         43,331
 BMT NV.................................       2,040        162,434
 Banque Nationale de Belgique...........         710      3,289,712
 Barco (New) NV.........................       5,120        313,436
 Bekaert SA.............................       9,070        425,210
 Brantano NV............................       1,100         31,050

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 CFE (Compagnie Francois
   d'Entreprises).......................       2,080   $    506,398
 Carrieres Unies Porphyre...............          20         27,051
 Cie Martime Belge SA...................       3,080        220,973
 Cofinimmo SA...........................       4,763        580,362
 Commerciale de Brasserie SA COBRHA.....         115         67,628
 D'Ieteren SA...........................       2,260        299,831
 Deceuninck SA..........................      63,700      1,504,394
 Engrais Rosier SA......................         655         60,782
 Floridienne NV.........................       2,033        120,750
 Glaces de Moustier-sur-Sambre SA.......      13,370        303,492
 *Immobel (Cie Immobiliere de Belgique
   SA)..................................       4,600        208,294
 *Intercomfina SA.......................      11,000            129
 *#Ion Beam Application SA..............      10,850         40,070
 *Kinepolis Group NV....................       2,070         28,972
 Koramic Building Products SA...........       5,510        108,225
 Metiers Automatiques Picanol...........      16,120        426,585
 #Omega Pharma SA.......................      12,120        339,407
 *Papeteries de Catala SA...............         315         31,491
 Plantations Nord-Sumatra SA............         650        115,438
 *#Real Software SA.....................      10,280         13,542
 *Recticel SA...........................      11,360        107,823
 Resilux NV.............................         700         62,982
 *Roularta Media Groep..................       3,860        108,958
 *SA Finspa Bonus Shares................         325          2,045
 *SIPEF (Societe Internationale de
   Plantations & de Finance), Anvers....       1,545        200,430
 *Sait Radioholland.....................       6,088         44,394
 Sapec SA...............................       3,635        222,314
 *Sapec SA VVPR.........................          75             58
 #Sioen Industries......................      10,350         87,646
 Societe Belge Des Betons SA............       8,500        309,913
 Solvus SA..............................      38,344        271,038
 *Solvus SA Interim Strip VVPR..........      18,176            214
 *Spector Photo Group SA................       3,688         43,376
 *Systemat SA...........................       2,450         15,848
 #Telindus Group SA.....................      17,240        126,323
 Ter Beke NV............................       2,281        115,359
 Tessenderlo Chemie.....................      13,830        455,936
 UNIBRA.................................       1,600        129,846
 Union Miniere SA.......................       9,130        419,217
 VPK Packaging Group SA.................       5,525        154,331
 Van de Velde NV........................       1,170        106,646
 Warehouses de Pauw Sicafi..............       2,790         97,327
                                                       ------------
TOTAL -- BELGIUM
  (Cost $8,958,618).....................                 12,773,327
                                                       ------------
NORWAY -- (3.5%)
COMMON STOCKS -- (3.4%)
 *Aker Kvaerner ASA.....................      48,729        575,203
 Aktiv Kapital ASA......................      32,350        227,184
 Arendals Fosse Kompani ASA.............         100          6,276
 *Avantor Financial Corp................      13,270         89,226
 #Bergesen Dy ASA Series A..............      28,700        733,305
 *Blom ASA..............................      18,367          3,485
 #Bonheur ASA...........................       9,800        131,788
 *C. Tybring-Gjedde ASA.................      49,104          1,247
 *Choice Hotel Scandinavia ASA..........      27,740         74,608
 *Corrocean ASA.........................      19,321          7,217
 *DOF ASA...............................      46,060         78,458
                                            SHARES        VALUE+
                                            ------        ------
 *Den Norske Oljeselkapet...............      48,420   $    125,887
 *EDB Elektronisk Data Behandling ASA...      98,717        287,629
 #Ekornes ASA...........................      40,690        547,188
 *#Eltek ASA............................      22,995         82,462
 Farstad Shipping ASA...................      41,190        320,038
 *Fred Olsen Energy ASA.................      56,600         96,411
 Ganger Rolf ASA........................       5,490         70,547
 *Gresvig ASA...........................       4,590         13,305
 *Hafslund ASA..........................      58,700        346,451
 *Home Invest ASA.......................      15,077         15,770
 *Industrifinans Naeringseiendom ASA....       7,582          6,174
 *Infocus Corp..........................      10,455         54,832
 *Kenor ASA.............................     120,758         93,827
 Kongsberg Gruppen ASA..................      32,600        384,814
 Kverneland ASA.........................      13,460        150,839
 #Leif Hoegh & Co. ASA..................      31,175        482,118
 *Merkantildata ASA.....................     188,921        110,091
 *Natural ASA...........................       6,694         40,009
 *#Nera ASA.............................     134,553        184,964
 *Nordic VLSI ASA.......................       5,000         20,172
 *Ocean Rig ASA.........................      22,131         26,124
 #Odfjell ASA Series A..................      18,310        331,040
 Olav Thon Eiendomsselskap ASA..........       8,320        254,849
 *Pan Fish ASA..........................     160,175          5,265
 *#Petroleum Geo Services ASA...........      35,100         13,426
 Prosafe ASA............................      41,030        747,942
 #Rieber and Son ASA Series A...........      35,804        246,091
 #Schibsted ASA.........................      83,760      1,095,093
 *#Sensonor ASA.........................     114,843         33,462
 *Sinvest ASA...........................     226,234          2,366
 #Smedvig ASA Series A..................      57,680        336,983
 *Software Innovation ASA...............      13,423         17,750
 Solstad Offshore ASA...................      33,600        189,523
 *Steen and Stroem ASA..................      19,512        297,378
 *Stento ASA............................       1,225          6,040
 *Storebrand ASA........................     183,330        808,094
 *Tandberg ASA Series A.................     111,280        480,531
 *Tandberg Data ASA.....................      35,250         55,831
 *Tandberg Television ASA...............      47,030         89,245
 *#Tgs-Nopec Geophysical Co. ASA........      26,910        295,534
 Tomra Systems ASA......................      49,200        244,802
 *Unit 4 Agresso NV.....................       4,620         47,632
 Veidekke ASA...........................      15,936        100,008
 Visual Management Applications ASA.....      33,993        251,421
 #Wilhelmshaven (Wilhelm), Ltd. ASA.....      20,200        362,192
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,475,940)....................                 11,700,147
                                                       ------------

                                             FACE
                                           AMOUNT@
                                           -------
                                            (000)
BONDS -- (0.1%)
Aker RGI Holding ASA
   7.250%, 06/05/03
   (Cost $297,547)......................       2,010        214,008
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $40,770).......................                     41,146
                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *C. Tybring-Gjedde ASA Rights 06/17/03
   (Cost $0)............................      49,104   $          0
                                                       ------------
TOTAL -- NORWAY
  (Cost $13,814,257)....................                 11,955,301
                                                       ------------
AUSTRIA -- (3.4%)
COMMON STOCKS -- (3.4%)
 *Austria Email AG......................         715          1,913
 *Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft......      27,880        245,603
 BBAG Oesterreichische Brau-
   Beteiligungs AG......................       7,984      1,131,530
 BWT AG.................................      13,530        170,271
 Bank Fuer Kaernten und Steiermark AG...         520         58,101
 Bau Holding AG.........................       4,980        411,173
 Bohler Uddeholm AG.....................       9,020        486,518
 Brau Union Goess-Reinighaus AG.........      10,720      1,558,374
 *Ca Immobilien Invest AG...............      19,803        434,844
 Constantia-Iso Holding AG..............      15,000        144,841
 Constantia-Verpackungen AG.............       6,000         82,212
 Flughafen Wien AG......................      14,792        541,930
 *Immofinanz Immobilien Anlagen AG......     126,142        918,351
 #Lenzing AG............................       3,424        455,062
 Manner (Josef) & Co. AG................         870         31,209
 Mayr-Melnhof Karton AG.................       9,840        844,844
 Oberbank AG............................       3,555        280,139
 Palfinger AG...........................       7,610        151,710
 *Readymix Kies-Union AG................         500         43,870
 *Rhi AG, Wien..........................      18,559        222,427
 *Rosenbauer International AG...........         850         33,990
 *#Sparkassen Immobilien................      24,880        215,371
 Ubm Realitaetenentwicklung AG..........         360         29,215
 Uniqa Versicherungen AG................      79,223        749,145
 *Va Technologie AG.....................      11,400        335,200
 Voest-Alpine Stahl AG..................      30,095      1,015,862
 *Waagner Biro Binder Beteiligungs AG...       1,430              0
 Wienerberger AG........................      57,030      1,035,641
 *Wolford AG............................       4,100         47,836
                                                       ------------
TOTAL -- AUSTRIA
  (Cost $8,451,491).....................                 11,677,182
                                                       ------------
IRELAND -- (2.4%)
COMMON STOCKS -- (2.4%)
 Abbey P.L.C............................      19,319        111,337
 *Arcon International Resources P.L.C...     143,750          4,734
 *Ardagh P.L.C..........................      14,262         10,903
 Arnotts P.L.C..........................      12,322        202,893
 *Barlo Group P.L.C.....................     115,775         28,595
 DCC P.L.C..............................      68,543        959,331
 *Dragon Oil P.L.C......................     104,167         25,728
 *Elan Corp. P.L.C......................     154,046        878,720
 Fyffes P.L.C...........................     283,268        513,070
 Glanbia P.L.C..........................     204,759        337,155
 *Grafton Group P.L.C...................     150,897        686,831
 Greencore Group P.L.C..................     146,965        515,097
 Heiton Holdings P.L.C..................      33,002        116,445
 IAWS Group P.L.C.......................     100,857        895,595
 IFG Group P.L.C........................      37,599         30,071
                                            SHARES        VALUE+
                                            ------        ------
 IWP International P.L.C................      39,611   $     10,249
 Independent News & Media P.L.C.........     464,294        802,729
 *Independent News & Media P.L.C. Issue
   03...................................     123,811        215,516
 *Iona Technologies P.L.C...............      14,281         31,073
 Irish Continental Group P.L.C..........      18,872        173,129
 Jurys Hotel Group P.L.C................      51,392        449,100
 Kingspan Group P.L.C...................     114,417        336,426
 Readymix P.L.C.........................      62,281        117,202
 Ryan Hotels P.L.C......................      44,486         39,241
 United Drug P.L.C......................      25,064        427,442
 Waterford Wedgwood P.L.C...............     530,812        137,348
                                                       ------------
TOTAL -- IRELAND
  (Cost $6,742,005).....................                  8,055,960
                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $101,105)......................                    104,265
                                                       ------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $1,673)........................                      1,923
                                                       ------------

                                             FACE
                                            AMOUNT
                                            ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (14.1%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $4,744,000 U.S.
   Treasury Notes 2.00%, 11/30/04,
   valued at $4,850,740) to be
   repurchased at $4,779,478
   (Cost $4,779,000)....................  $    4,779      4,779,000
 Repurchase agreements in a Pooled Cash
   Account, Mizuho Securities, 1.27%,
   06/02/03 (Collateralized by
   $81,118,000 U.S. Treasury
   Obligations, rates ranging from
   3.625% to 11.625%, maturities ranging
   from 08/31/03 to 02/15/31, valued at
   $43,323,658) to be repurchased at
   $43,328,680 (.)
   (Cost $43,323,658)...................      43,324     43,323,658
                                                       ------------
TOTAL TEMPORARY CASH INVESTMENTS --
  (Cost $48,102,658)....................                 48,102,658
                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $305,274,493)++.................               $340,761,827{/\}
                                                       ============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $305,274,829
{/\} Includes $43,024,816 of securities on loan. (see Note J)
(.)  Security purchased with cash proceeds from securities on loan
  @  Denominated in local currency or the Euro

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                             SHARES          VALUE+
                                             ------          ------
ISRAEL -- (10.2%)
COMMON STOCKS -- (10.2%)
 Africa-Israel Investments, Ltd.........          4,040  $      586,466
 Africa-Israel Investments, Ltd.........            155         205,750
 Agis Industries (1983), Ltd............         46,636         857,381
 American Israeli Paper Mills, Ltd......          3,291         143,771
 *Bank Hapoalim, Ltd....................      1,777,440       3,801,578
 *Bank Leumi Le-Israel..................      2,107,169       3,322,567
 Bezek, Ltd.............................      2,989,514       3,571,092
 *Blue Square Chain Stores Properties
   Investment...........................         46,103         422,847
 Blue Square Israel, Ltd................         16,186         160,129
 *CLAL Industries, Ltd..................        233,638         864,381
 CLAL Insurance, Ltd....................         76,684       1,268,470
 Delek Group, Ltd.......................          4,584         320,306
 Discount Investment Corp...............         41,400         918,430
 *Elbit Medical Imaging.................         17,319         105,411
 Elbit Systems, Ltd.....................         57,819       1,072,184
 Elite Industries, Ltd..................          5,700         192,983
 *Elron Electronic Industries, Ltd......         27,495         220,025
 *First International Bank of Israel....         48,660         213,462
 *First International Bank of Israel,
   Ltd..................................        347,200         314,021
 *IDB Bankholding Corp., Ltd............         36,578         780,672
 *IDB Development Corp., Ltd.
   Series A.............................         85,515       1,864,013
 Industrial Building Corp., Ltd.........        277,150         217,558
 Israel Chemicals, Ltd..................      1,787,926       2,485,604
 Israel Corp. Series A..................          5,500         615,324
 *Koor Industries, Ltd..................         25,971         542,470
 M.A.Industries, Ltd....................        550,105       1,520,768
 *Matav Cable Israel....................         19,027         126,457
 Migdal Insurance Holdings..............      1,205,807       1,596,768
 Osem Investment, Ltd...................        140,722       1,042,207
 Property and Building Corp., Ltd.......          3,973         251,397
 Super-Sol, Ltd. Series B...............        210,226         481,200
 Teva Pharmaceutical Industries, Ltd....        209,140      10,378,483
 *United Mizrahi Bank, Ltd..............        325,678         964,066
                                                         --------------
TOTAL -- ISRAEL
  (Cost $28,047,204)....................                     41,428,241
                                                         --------------
INDONESIA -- (9.4%)
COMMON STOCKS -- (9.4%)
 *PT Astra International Tbk............      4,578,461       1,983,449
 PT Bimantara Citra Tbk.................        589,000         191,372
 PT Gudang Garam Tbk....................      4,695,500       5,650,421
 PT Hanjaya Mandala Sampoerna Tbk.......     13,377,500       6,197,758
 *PT Indocement Tunggal Prakarsa Tbk....      3,090,000         390,433
 PT Indofood Sukses Makmur Tbk..........     11,716,400       1,233,676
 PT Indosat (Persero) Tbk...............      2,993,500       3,368,137
 *PT Lippo Bank Tbk Series A............      3,281,200         207,296
 *PT Lippo Land Development Tbk.........        166,500          11,521
 PT Makindo Tbk.........................      2,236,500         235,492
 PT Medco Energi International Tbk......      9,754,000       1,467,208
 *PT Panasia Indosyntec Tbk.............         75,100           2,530
 PT Ramayana Lestari Sentosa Tbk........      4,004,000       1,373,213
 *PT Sari Husada Tbk....................         13,793          17,594
 PT Semen Gresik Tbk....................      1,739,502       1,653,678
                                             SHARES          VALUE+
                                             ------          ------
 PT Telekomunikasi Indonesia (Persero)
   Tbk Series B.........................     18,576,820  $   10,450,857
 PT Unilever Indonesia Tbk..............      1,206,500       3,557,069
                                                         --------------
TOTAL -- INDONESIA
  (Cost $40,654,011)....................                     37,991,704
                                                         --------------
TURKEY -- (9.3%)
COMMON STOCKS -- (9.3%)
 Akbank T.A.S...........................  1,185,341,391       4,353,299
 Anadolu Efes Biracilik ve Malt
   Sanayi A.S...........................     80,998,584       1,699,865
 Arcelik A.S............................  1,549,702,646       5,962,479
 *Aygaz A.S.............................    593,998,416       1,516,680
 *BSH Profilo Elektrikli Gerecler
   Sanayii A.S..........................      4,725,086          66,108
 *Dogan Sirketler Grubu Holdings A.S....    352,029,978         329,989
 *Dogan Yayin Holding A.S...............    112,953,480         205,442
 Enka Insaat Ve Sanayi A.S..............     83,056,850       2,992,254
 *Eregli Demir ve Celik Fabrikalari
   Turk A.S.............................    145,031,000       1,958,096
 *Ford Otomotiv Sanayi A.S..............    180,747,500       2,263,295
 *Hurriyet Gazetecilik ve
   Matbaacilik A.S......................    331,873,648         597,813
 *Koc Holding A.S.......................    296,735,974       3,238,251
 Migros Turk A.S........................    180,108,150       1,751,314
 Tat Konserve Sanayii A.S...............              7               0
 *Tofas Turk Otomobil Fabrikasi A.S.....  1,489,092,271       1,708,367
 Tupras-Turkiye Petrol Rafineleri A.S...    250,447,950       1,909,676
 *Turk Sise ve Cam Fabrikalari A.S......    202,437,924         260,571
 *Turkiye Garanti Bankasi A.S...........  1,492,388,511       2,046,227
 *Turkiye Is Bankasi A.S. Series C......    910,733,850       3,010,295
 *Vestel Elektronik Sanayi Ticaret
   A.S..................................    194,853,000         531,603
 *Yapi ve Kredi Bankasi A.S.............  1,232,184,338       1,439,488
                                                         --------------
TOTAL -- TURKEY
  (Cost $27,979,289)....................                     37,841,112
                                                         --------------
BRAZIL -- (8.8%)
PREFERRED STOCKS -- (7.0%)
 Ambev Cia de Bebidas das Americas......     12,453,835       2,488,677
 Aracruz Celulose SA Series B...........        711,999       1,415,605
 Banci Itau Holding Financeira..........     50,500,000       3,403,550
 Banco Bradesco SA......................    626,183,093       2,506,851
 *Bradespar SA..........................    197,621,010          43,287
 Brasil Telecom Participacoes SA........    159,143,872       1,177,695
 Brasileira de Distribuicao Pao de
   Acucar...............................     23,330,000         351,425
 *Brasileira de Petroleo Ipiranga.......     12,300,000          34,403
 *Braskem SA............................        624,000          77,277
 *Centrais Electricas de Santa Catarin
   Celesc Series B......................        180,000          29,722
 Cimento Portland Itau..................        860,000         162,292
 *Companhia Siderurgica Paulista........         65,000           8,981
 Coteminas Cia Tecidos Norte de Minas...      1,339,520          91,634
 *Cpfl Geracao Energia SA...............      2,258,921           2,208
 Duratex SA.............................      2,900,000          59,613
 *Electropaulo Electrecidade
   Metropolitana........................      8,395,000          73,610

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
 Embraco SA.............................        130,000  $       62,207
 *Embratel Participacoes SA.............     38,582,922          74,501
 Gerdau SA..............................         72,852         745,094
 *Inepar SA Industria e Construcoes.....     19,760,001           3,196
 Investimentos Itau SA..................      3,156,595       2,638,039
 *Investimentos Itau SA Itausa Itsa.....         77,992          65,180
 *Klabin SA.............................        176,875         154,971
 Lojas Americanas SA....................      2,166,794           8,360
 *Lojas Renner SA.......................        800,000           1,617
 *Net Servicos de Communication SA......        100,000          11,794
 *Paranapanema SA.......................      2,120,000           1,607
 Sadia SA...............................        100,000          46,167
 Siderurgica Belgo-Mineira..............      1,460,000         226,811
 Siderurgica de Tubarao Sid Tubarao.....     15,120,000         229,336
 *Siderurgica Paulista Casipa Series B..            325           1,095
 Suzano de Papel e Celulose.............         54,000         124,651
 Suzano Petroquimica SA.................         54,000          34,211
 Tele Celular Sul Participacoes SA......        143,354             127
 Tele Centro Oeste Celular Participacoes
   SA...................................    230,437,922         454,277
 *Tele Leste Celular Participacoes SA...        177,127              26
 *Tele Norte Celular Participacoes SA...        138,099              17
 Tele Norte Leste Participacoes SA......    169,834,131       2,037,444
 Telemar Norte Leste SA Series A........     85,000,000       1,269,777
 Telemig Celular Participacoes SA.......        141,242             134
 Telenordeste Celular Participacoes
   SA...................................        137,922             118
 *Telesp Celular Participacoes..........    616,941,089         993,762
 Telesp Participacoes SA................     98,000,000       1,040,934
 Telesudeste Celular Participacoes SA...     10,000,000          24,937
 Unibanco Unias de Bancos Brasileiros
   SA...................................      1,500,000          21,488
 Unibanco-Uniao de Bancos Brasileiros
   SA...................................     12,963,000         463,044
 *Usinas Siderurgicas de Minas
   Gerais SA............................         52,039         190,445
 Vale do Rio Doce Series A..............        175,160       4,910,989
 *Vale do Rio Doce Series B.............         81,160               0
 Votorantim Celulose e Papel SA.........     12,467,325         469,706
                                                         --------------
TOTAL PREFERRED STOCKS
  (Cost $24,501,273)....................                     28,232,892
                                                         --------------
COMMON STOCKS -- (1.8%)
 *Acos Especiais Itabira-Acesita Aces...     25,963,524          11,112
 Ambev Cia de Bebidas das Americas......      1,260,000         220,793
 Brasil Telecom Participacoes SA........     59,520,574         330,749
 Brasil Telecom SA......................      4,230,875          18,107
 Brasil Telecom SA......................    241,000,000       1,049,277
 Cemig Cia Ene..........................     77,000,000         786,220
 *Cpfl Geracao Energia SA...............      3,140,000           3,095
 Embraer Empresa Brasileira de
   Aeronautica..........................        393,521       1,445,457
 *Embratel Participacoes................     57,550,000         125,088
 *Empresa Nasional de Comercio Redito e
   Participacoes SAncorpar..............        480,000             453
 Lojas Americanas SA....................     14,042,476          56,075
 Petroquimica do Sul Copesul............      8,276,000         203,589
 Siderurgica Nacional Sid Nacional......     26,651,000         508,144
 Souza Cruz Industria e Comercio........        221,000       1,522,987
 Tele Celular Sul Participacoes.........     58,036,409          45,569
 Tele Centro Oeste Celular
   Participacoes........................     57,876,799         275,976
                                             SHARES          VALUE+
                                             ------          ------
 *Tele Leste Celular Participacoes......     73,908,726  $       14,446
 *Tele Norte Celular Participacoes......     57,624,254          13,205
 Tele Norte Leste Participacoes.........     58,595,122         507,464
 Telemig Celular Participacoes SA.......     59,614,070          84,374
 Telenordeste Celular Participacoes
   SA...................................     58,131,297          47,994
                                                         --------------
TOTAL COMMON STOCKS
  (Cost $6,734,089).....................                      7,270,174
                                                         --------------
TOTAL -- BRAZIL
  (Cost $31,235,362)....................                     35,503,066
                                                         --------------
TAIWAN -- (8.2%)
COMMON STOCKS -- (8.2%)
 *Accton Technology Corp................         89,975          72,084
 Acer, Inc..............................        414,001         417,580
 *Advanced Semiconductor Engineering,
   Inc..................................        585,000         310,202
 Advantech Co., Ltd.....................         51,200          81,153
 Ambit Microsystems Corp................         55,320         169,786
 Amtran Technology Co., Ltd.............         56,000          50,836
 *Arima Computer Corp...................        178,800          57,195
 Asia Cement Corp.......................        326,000         124,951
 *Askey Computer Co., Ltd...............         56,000          40,184
 Asustek Computer, Inc..................        399,000         931,383
 *Au Optronics Corp.....................        715,000         449,193
 *Benq Corp.............................        298,000         351,245
 CMC Magnetics Corp.....................        467,400         239,761
 *CTB Financial Holding Co., Ltd........      1,391,861         645,791
 *Cathay Financial Holdings Co., Ltd....        529,529         618,038
 *Cathay Real Estate Development Co.,
   Ltd..................................        109,000          26,072
 Chang Hwa Commercial Bank..............        621,760         255,334
 Cheng Shin Rubber Industry Co., Ltd....        158,980         208,003
 Cheng Uei Precision Industry Co.,
   Ltd..................................         35,650          68,321
 *Chicony Electronics Co., Ltd..........         39,000          61,254
 China Airlines.........................        456,890         169,852
 China Motor Co., Ltd...................        260,125         464,777
 China Steel Corp.......................      1,853,120       1,078,762
 *Chungwa Picture Tubes Co., Ltd........      1,008,000         283,228
 Compal Electronics.....................        509,400         584,269
 *Compeq Manufacturing Co., Ltd.........        131,300          52,407
 *Cosmos Bank Taiwan....................        252,000         100,945
 D-Link Corp............................         82,100          83,993
 Delta Electronics Industrial Co.,
   Ltd..................................        249,550         330,816
 *E Sun Financi.........................        444,000         193,210
 Elitegroup Computer Systems Co.,
   Ltd..................................         77,500          91,571
 Eternal Chemical Co., Ltd..............         93,000          48,510
 *Eva Airways Corp......................        423,808         146,562
 Evergreen Marine Corp., Ltd............        378,120         284,407
 Far East Textile, Ltd..................        614,000         221,182
 Far Eastern International Bank.........        303,000         108,713
 First Financial Holding Co., Ltd.......        687,000         407,844
 Formosa Chemicals & Fiber Co., Ltd.....        835,640         898,253
 Formosa Plastics Corp..................        906,720       1,188,927
 Formosa Taffeta Co., Ltd...............        236,120          97,986
 Fu Sheng Industria.....................         80,000         103,746
 *Fubon Financi.........................      1,607,052       1,255,075
 *Fuh-Hwa Financial Holding Co., Ltd....        474,000         130,452
 Giga-Byte Technology Co., Ltd..........         84,000         142,824
 *Grand Commercial Bank.................        256,000          75,251

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
 Hon Hai Precision Industry Co., Ltd....        412,450  $    1,378,795
 Hotai Motor Co., Ltd...................         87,000          69,951
 *Hsinchu International Bank............        258,000         109,669
 International Bank of Taipei...........        306,783         136,152
 Inventec Corp..........................        329,600         197,570
 Kinpo Electronics, Inc.................        172,000          84,265
 *Lite-On Technology Corp...............        581,592         591,648
 *Macronix International Co., Ltd.......        663,500         113,770
 Media Tek, Inc.........................         91,400         811,274
 *Micro-Star International..............        100,000         197,406
 Mitac International Corp...............        166,000          58,124
 *Mosel Vitelic Inc. Co., Ltd...........        518,000          22,243
 Nan Ya Plastic Corp....................      1,242,600       1,292,734
 *Nanya Technology Co., Ltd.............        539,796         364,012
 *Nien Hsing Textile Co., Ltd...........         95,000         101,297
 Nien Made Enterprise Co., Ltd..........         45,216          89,911
 Oriental Union Chemical Corp...........         99,000         106,418
 *Pacific Electric Wire & Cable Corp....        233,200           5,511
 Pihsiang Machinery Mfg. Co., Ltd.......         31,200          90,813
 *Pou Chen Corp.........................        293,405         261,274
 Premier Image Technology Corp..........         78,000         106,772
 President Chain Store Corp.............        138,424         184,299
 Quanta Computer, Inc...................        492,050         985,518
 Realtek Semiconductor Corp.............         94,100         185,759
 Ritek Corp.............................        376,750         173,718
 *Shin Kong Fin.........................        436,000         107,429
 *Silicon Integrated Systems Corp.......        267,000         164,663
 *Siliconware Precision Industries Co.,
   Ltd..................................        339,000         169,012
 Sunplus Technology Co., Ltd............        124,500         153,203
 Synnex Tech International Corp.........        118,000         164,928
 *Systex Corp., Ltd.....................        145,000          89,424
 *Taishin Financial Holdings Co.,
   Ltd..................................        713,000         332,870
 *Taiwan Business Bank..................        508,000          95,891
 *Taiwan Cement Corp....................        390,880         132,922
 Taiwan Glass Ind. Corp.................        191,000         119,994
 *Taiwan Semiconductor Manufacturing
   Co., Ltd.............................      3,681,000       5,675,317
 *Taiwan Styrene Monomer Corp...........         77,000          65,461
 *Tatung Co., Ltd.......................        673,000         117,339
 *Teco Electric & Machinery Co., Ltd....        309,000          92,611
 Tong Yang Industry Co., Ltd............         74,000          96,818
 Transcend Information, Inc.............         26,200          59,271
 Uni-President Enterprises Corp.........        619,020         189,987
 *United Microelectronics Corp..........      3,094,300       1,943,969
 Via Technologies, Inc..................        214,520         263,977
 *Walsin Lihwa Corp.....................        578,000         145,749
 Wan Hai Lines Co., Ltd.................        210,000         191,844
 *Winbond Electronics Corp..............        796,000         380,795
 *Ya Hsin Industrial Co., Ltd...........         67,350          72,202
 *Yageo Corp............................        405,440          93,473
 *Yang Ming Marine Transport Corp.......        293,000         159,588
 *Yieh Phui Enterprise Co., Ltd.........        145,000          93,184
 Yuen Foong Yu Paper Manufacturing Co.,
   Ltd..................................        255,000          81,938
 Yulon Motor Co., Ltd...................        329,200         380,430
 *Zyxel Communication Corp..............         48,000          89,914
                                                         --------------
TOTAL COMMON STOCKS
  (Cost $34,684,318)....................                     33,165,034
                                                         --------------
                                             SHARES          VALUE+
                                             ------          ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Taiwan Dollar
   (Cost $74)...........................                 $           75
                                                         --------------
TOTAL -- TAIWAN
  (Cost $34,684,392)....................                     33,165,109
                                                         --------------
MEXICO -- (7.7%)
COMMON STOCKS -- (7.7%)
 America Movil S.A. de C.V. Series L....      4,642,000       4,233,882
 *America Telecom S.A. de C.V.
   Series A.............................      1,073,071         882,204
 Apasco S.A. de C.V.....................         69,000         483,715
 *Carso Global Telecom S.A. de C.V.
   Telecom Series A1....................      1,068,071       1,239,662
 Cementos de Mexico S.A. de C.V. Series
   B....................................        495,665       2,190,440
 *Coca Cola Femsa S.A. de C.V.
   Series L.............................        203,600         450,957
 Controladora Comercial Mexicana S.A. de
   C.V. Series B........................        365,700         244,060
 *Corporacion Interamericana de
   Entramiento S.A. de C.V. Series B....         75,000         134,201
 Desc S.A. de C.V. Series B.............        365,000         127,092
 Desc S.A. de C.V. Series C.............          6,905           2,207
 El Puerto de Liverpool S.A.
   Series C1............................        339,500         346,429
 Embotelladora Arca SA de CV , Mexico...        103,000         165,374
 *Empresas ICA Sociedad Controladora
   S.A. de C.V..........................        207,900          48,863
 *Empresas la Moderna S.A. de C.V.
   Series A.............................        120,000          61,283
 Fomento Economico Mexicano Series B &
   D....................................        363,000       1,446,524
 Gruma S.A. de C.V. Series B............         90,406          87,005
 Grupo Carso S.A. de C.V. Series A-1....        249,000         776,696
 Grupo Continental S.A..................        216,600         356,147
 Grupo Elektra S.A. de C.V..............         60,000         165,393
 *Grupo Financiero BBva Bancomer 'B'
   Shares...............................      2,168,672       1,885,712
 Grupo Financiero del Norte S.A. Series
   C....................................        144,000         417,975
 Grupo Financiero GBM Atlantico S.A. de
   C.V. Series L........................          5,667               0
 Grupo Financiero Inbursa S.A. de C.V.
   Series O.............................        868,097         772,463
 *Grupo Gigante S.A. de C.V. Series B...        115,778          63,830
 Grupo Industrial Alfa S.A. Series A....        170,290         294,825
 Grupo Industrial Bimbo S.A. de C.V.
   Series A.............................        340,000         542,606
 Grupo Industrial Maseca S.A. de C.V.
   Series B.............................        229,000          82,616
 Grupo Modelo S.A. de C.V. Series C.....        902,300       2,033,428
 *Grupo Televisa S.A. (Certificate
   Representing Series A, Series D &
   Series L)............................        885,000       1,365,293
 *Hylsamex S.A. de C.V. Series B........         60,000          29,539
 Industrias Penoles S.A. de C.V.........        115,000         205,774
 Kimberly Clark de Mexico S.A. de C.V.
   Series A.............................        383,000         962,409

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
 *Nueva Grupo Mexico S.A. de C.V. Series
   B....................................        189,000  $      287,001
 *Organizacion Soriana S.A. de C.V.
   Series B.............................        170,000         328,852
 TV Azteca S.A. de C.V. Series A........        635,000         241,987
 Telefonos de Mexico S.A. Series A......        100,000         152,046
 Telefonos de Mexico S.A. Series L......      3,382,000       5,119,291
 *US Commercial Corp. S.A. de C.V.......        223,000          81,962
 Vitro S.A..............................        121,600          85,857
 Walmart de Mexico S.A. de C.V. Series
   C....................................        966,955       2,469,062
 Walmart de Mexico S.A. de C.V. Series
   V....................................        137,180         388,891
                                                         --------------
TOTAL COMMON STOCKS
  (Cost $24,647,978)....................                     31,253,553
                                                         --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Mexican Peso
   (Cost $804)..........................                            745
                                                         --------------
TOTAL -- MEXICO
  (Cost $24,648,782)....................                     31,254,298
                                                         --------------
UNITED STATES -- (7.5%)
COMMON STOCKS -- (7.5%)
 BBV Banco BHIF ADR.....................         64,200         985,470
 Banco de Chile Series F ADR............         47,643         967,153
 Banco Santander Chile Sponsored ADR....        295,998       6,461,636
 *Chilesat Corp. S.A. ADR...............            788           1,403
 *Cia Telecom de Chile ADR..............        420,400       4,918,680
 Compania Cervecerias Uni ADR...........        115,400       1,920,256
 Cristalerias de Chile SA ADR...........         35,600         847,280
 Distribucion y Servicio D&S SA ADR.....        176,800       2,027,896
 Embotelladora Andina SA Andina ADR.....        109,600         882,280
 Embotelladora Andina SA Andina Series B
   ADR..................................         89,100         739,530
 *Empresa Nacional de Elec ADR..........        514,018       4,728,966
 *Enersis SA ADR........................        285,903       1,372,334
 *Grupo Financiero Galicia S.A. ADR.....        211,011         660,465
 Lan Chile SA ADR.......................        125,900       1,013,495
 *Madeco SA.............................          4,450          21,894
 Masisa SA ADR..........................         25,100         193,270
 Sociedad Quimica y Minera de Chile SA
   ADR..................................         61,300       1,642,840
 Sociedad Quimica y Minera de Chile SA
   ADR Class A..........................            902          25,887
 Vina Concha y Toro SA
   Conchatoro ADR.......................         27,100       1,163,945
                                                         --------------
TOTAL -- UNITED STATES
  (Cost $39,938,202)....................                     30,574,680
                                                         --------------
THAILAND -- (7.5%)
COMMON STOCKS -- (7.5%)
 Advance Info Service Public Co., Ltd.
   (Foreign)............................      5,982,000       7,380,760
 BEC World Public Co., Ltd. (Foreign)...        343,700       1,828,016
 Bangkok Expressway Public Co., Ltd.
   (Foreign)............................      1,702,600         632,254
 *Bank of Ayudhya Public Co., Ltd.
   (Foreign)............................      4,125,500         850,007
                                             SHARES          VALUE+
                                             ------          ------
 *Capetronic International (Thailand)
   Public Co., Ltd. (Foreign)...........      4,490,000  $       88,208
 Charoen Pokphand Foods Public Co., Ltd.
   (Foreign)............................     14,442,000       1,460,116
 *DBS Thai Danu Bank Public Co., Ltd.
   (Foreign)............................        842,200         109,966
 Delta Electronics (Thailand) Public
   Co., Ltd. (Foreign)..................      4,100,710       2,677,152
 Krung Thai Bank Public Co., Ltd.
   (Foreign)............................     12,981,770       2,472,569
 Land & Houses Public Co., Ltd.
   (Foreign)............................      2,130,310         456,786
 *National Finance and Securities Public
   Co., Ltd. (Foreign)..................        630,150         208,339
 National Petrochemical Public Co., Ltd.
   (Foreign)............................        100,000         128,174
 Ratchaburi Electricity Generating
   Holding Public Co., Ltd. (Foreign)...        470,000         287,135
 Shin Corporation Public Co., Ltd.
   (Foreign)............................      6,122,000       2,464,053
 *Shinawatra Satellite Public Co., Ltd.
   (Foreign)............................      1,381,225         459,967
 Siam Cement Public Co., Ltd.
   (Foreign)............................        270,000         866,794
 Siam City Cement Public Co., Ltd.
   (Foreign)............................        633,413       3,019,865
 *Siam Commercial Bank Public Co., Ltd.
   (Foreign)............................      2,276,166       1,963,152
 Siam Makro Public Co., Ltd. (Foreign)..        727,100         553,077
 *Telecomasia Corp. Public Co., Ltd.
   (Foreign)............................      6,037,200         809,974
 *Thai Military Bank Public Co., Ltd.
   (Foreign)............................      4,483,500         457,588
 Thai Union Frozen Products Public Co.,
   Ltd. (Foreign).......................      2,500,000       1,347,628
                                                         --------------
TOTAL COMMON STOCKS
  (Cost $36,988,011)....................                     30,521,580
                                                         --------------
RIGHTS/WARRANTS -- (0.0%)
 *Telecomasia Corp. Public Co., Ltd.
   (Foreign) Warrants 03/31/08
   (Cost $0)............................      1,444,563               0
                                                         --------------
TOTAL -- THAILAND
  (Cost $36,988,011)....................                     30,521,580
                                                         --------------
MALAYSIA -- (7.3%)
COMMON STOCKS -- (7.3%)
 AMMB Holdings Berhad...................        240,362         216,326
 *Aokam Perdana Berhad..................            333               5
 Berjaya Sports Toto Berhad.............        259,000         237,189
 British American Tobacco Berhad........        167,000       1,724,934
 *Celcom (Malaysia) Berhad..............        528,000         380,716
 Commerce Asset Holding Berhad..........        706,000         613,105
 *Digi.Com Berhad.......................         68,862          54,184
 Gamuda Berhad..........................        183,000         279,316
 Genting Berhad.........................        341,000       1,202,474
 Golden Hope Plantations Berhad.........        632,000         565,474
 Hong Leong Bank Berhad.................        523,250         622,392
 Hong Leong Credit Berhad...............        584,429         664,403
 IOI Corp. Berhad.......................        529,000         709,974
 Kuala Lumpur Kepong Berhad.............        412,500         645,888
 *MBF Holdings Berhad...................          7,050               0

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
 Magnum Corp. Berhad....................        937,500  $      594,572
 Malakoff Berhad........................        468,000         541,895
 Malayan Banking Berhad.................      1,369,500       3,099,395
 Malayan Cement Berhad..................        661,000         121,763
 *Malaysian Airlines System Berhad......        298,000         287,021
 Malaysian International Shipping Corp.
   (Foreign)............................        181,666         365,722
 Malaysian Pacific Industries...........         84,000         294,000
 Nestle (Malaysia) Berhad...............        146,000         787,632
 Oyl Industries Berhad..................         74,000         486,842
 *Palmco Holdings Berhad................         22,041          27,841
 Perusahaan Otomobil Nasional Berhad....        338,000         716,026
 Petronas Dagangan Berhad...............        147,000         239,842
 Petronas Gas Berhad....................      1,065,000       1,961,842
 Public Bank Berhad (Foreign)...........      2,173,922       1,601,837
 RHB Capital Berhad.....................      1,104,000         490,989
 Resorts World Berhad...................        681,000       1,577,053
 *Silverstone Corp. Berhad..............         11,587             976
 Sime Darby Berhad (Malaysia)...........      1,208,800       1,622,337
 Southern Bank Berhad...................         48,440          31,359
 Southern Bank Berhad (Foreign).........        143,437          89,837
 Telekom Malaysia Berhad................      1,379,000       2,812,434
 Tenaga Nasional Berhad.................      1,222,000       2,862,053
 YTL Corp. Berhad.......................        931,362         882,343
                                                         --------------
TOTAL COMMON STOCKS
  (Cost $32,467,300)....................                     29,411,991
                                                         --------------
RIGHTS/WARRANTS -- (0.0%)
 *MBF Holdings Berhad Warrants 05/20/13
   (Cost $0)............................          1,410               0
                                                         --------------
TOTAL -- MALAYSIA
  (Cost $32,467,300)....................                     29,411,991
                                                         --------------
SOUTH KOREA -- (7.2%)
COMMON STOCKS -- (7.2%)
 *Cho Hung Bank Co., Ltd................        135,810         434,682
 *Daewoo Securities Co., Ltd............         56,445         220,912
 *Hyundai Heavy Industries Co., Ltd.....         11,960         232,556
 Hyundai Motor Co., Ltd.................         95,919       2,290,603
 *Hyundai Securities Co., Ltd...........         49,011         208,480
 Kookmin Bank...........................        139,085       3,944,201
 Koram Bank, Ltd........................         32,610         214,426
 Korea Electric Power Corp..............        128,020       2,117,744
 Korea Gas..............................         15,450         362,550
 Korea Mobile Telecommunications
   Corp.................................          1,670         263,101
 LG Chemical, Ltd.......................         28,206       1,050,124
 LG Securities Co., Ltd.................         16,100         159,531
 POSCO..................................          6,110         544,631
 S-Oil Corp.............................         49,290         858,284
 S1 Corp................................         16,638         304,202
 SK Corp., Ltd..........................         55,584         483,940
 Samsung Corp...........................         31,080         177,305
 Samsung Electro-Mechanics Co., Ltd.....         32,707         966,836
 Samsung Electronics Co., Ltd...........         36,128       9,706,029
 Samsung Fire and Marine Insurance,
   Ltd..................................         21,719       1,170,593
 Samsung SDI Co., Ltd...................         20,352       1,304,486
                                             SHARES          VALUE+
                                             ------          ------
 Shinhan Financial Group Co., Ltd.......        151,242  $    1,536,247
 Shinsegae Co., Ltd.....................          2,800         403,980
                                                         --------------
TOTAL -- SOUTH KOREA
  (Cost $12,291,581)....................                     28,955,443
                                                         --------------
HUNGARY -- (4.0%)
COMMON STOCKS -- (4.0%)
 Budapesti Elektromos Muvek RT..........            185          11,431
 Delmagyarorszagi Aramszolgaltato Demasz
   RT...................................          2,275         120,341
 Egis RT................................         36,433       1,367,000
 Gedeon Richter, Ltd....................         40,954       3,052,016
 Hungarian Telecommunications Co........        460,184       1,964,326
 Magyar Olay-Es Gazipari RT.............        138,429       3,715,119
 Orszagos Takerekpenztar es Keresdelmi
   Bank RT..............................        341,220       3,862,594
 *Tiszai Vegyi Kombinat RT..............        113,415       2,094,284
                                                         --------------
TOTAL -- HUNGARY
  (Cost $11,539,849)....................                     16,187,111
                                                         --------------
POLAND -- (3.4%)
COMMON STOCKS -- (3.4%)
 *Agora SA..............................         81,074       1,010,827
 Bank Polska Kasa Opieki - Grupa Pekao
   SA...................................        122,933       3,052,204
 Bank Przemyslowo Handlowy Pbk..........         31,526       2,232,744
 Bank Zackodni Wbk SA...................         42,409         713,760
 *Big Bank Gdanski SA...................      1,426,622       1,044,942
 Bre Bank SA............................         17,201         360,832
 Browary Zywiec SA......................         15,860       1,601,580
 Frantschach Swiecie SA.................         52,999         747,848
 Kredyt Bank SA.........................        248,476         736,023
 *Optimus Technologie...................          6,873          14,251
 Orbis SA...............................         77,409         333,523
 Polish Telecom TPSA....................        296,434       1,073,655
 *Prokom Software SA....................         21,336         677,968
                                                         --------------
TOTAL -- POLAND
  (Cost $12,332,415)....................                     13,600,157
                                                         --------------
PHILIPPINES -- (2.9%)
COMMON STOCKS -- (2.9%)
 Aboitiz Equity Ventures, Inc...........      7,014,400         304,172
 Ayala Corp.............................     13,893,600       1,134,544
 Ayala Land, Inc........................     18,687,576       1,754,044
 Bank of the Philippine Island..........      2,208,511       1,533,976
 *Equitable PCI Bank, Inc...............        875,000         390,112
 *Filinvest Land, Inc...................     18,170,700         283,118
 *Filipina Water Bottling Corp..........      2,006,957               0
 Ginebra San Miguel, Inc................        693,200         338,337
 *Metro Bank and Trust Co...............      3,293,635       1,576,642
 Petron Corp............................     19,893,000         672,187
 *Philippine Long Distance Telephone
   Co...................................        174,940       1,420,341
 *Philippine National Bank..............        259,975          92,726
 SM Prime Holdings, Inc.................     22,614,000       2,037,680
 Security Bank Corp.....................        320,842          60,229
 *Southeast Asia Cement Holdings, Inc...         30,190              24
 Union Bank of the Philippines..........        812,300         266,853
                                                         --------------
TOTAL -- PHILIPPINES
  (Cost $38,266,820)....................                     11,864,985
                                                         --------------

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
ARGENTINA -- (2.7%)
COMMON STOCKS -- (2.7%)
 *Acindar Industria Argentina de Aceros
   SA Series B..........................        899,000  $      688,603
 *Alpargatas SA Industrial y
   Comercial............................          1,078           1,162
 *Alto Palermo SA Series A..............          5,000           4,476
 *Banco del Sud Sociedad Anonima Series
   B....................................         29,000          15,866
 *Banco Frances del Rio de la
   Plata SA.............................        467,809         775,597
 *Capex SA Series A.....................         52,893          40,339
 *Celulosa Argentina SA Series B........         18,750          17,781
 *Central Costanera SA Series B.........        114,100         116,151
 *Central Puerto SA Series B............         16,000           5,571
 *Garovaglio y Zorraquin SA.............         28,000           8,913
 *Gas Natural SA, Buenos Aires..........        345,000         133,845
 *IRSA Inversiones y
   Representaciones SA..................        657,649         549,531
 *Juan Minetti SA.......................        353,151         259,963
 Ledesma S.A.A.I........................        242,632         139,989
 *Metrogas SA Series B..................        543,115         167,484
 *Molinos Rio de la Plata SA Series B...        694,833       1,055,221
 *Perez Companc SA......................      2,274,901       1,546,371
 *Renault Argentina SA..................        176,559         106,551
 *Siderar SAIC Series A.................        721,484       2,033,495
 *Solvay Indupa S.A.I.C.................        555,366         366,463
 *Telecom Argentina Stet-France SA
   Series B.............................        977,000       1,036,674
 *Tenaris SA............................        653,898       1,452,721
 *Transportadora de Gas del Sur SA
   Series B.............................      1,028,000         555,620
                                                         --------------
TOTAL COMMON STOCKS
  (Cost $24,517,762)....................                     11,078,387
                                                         --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Argentine Peso
   (Cost $25,061).......................                         15,399
                                                         --------------
TOTAL -- ARGENTINA
  (Cost $24,542,823)....................                     11,093,786
                                                         --------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $1,024)........................                          1,329
                                                         --------------

                                              FACE
                                             AMOUNT
                                             ------
                                              (000)
TEMPORARY CASH INVESTMENTS -- (3.9%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $15,761,000 U.S.
   Treasury Notes 1.875%, 09/30/04,
   valued at $15,958,013) to be
   repurchased at $15,723,572
   (Cost $15,722,000)...................  $      15,722      15,722,000
                                                         --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $411,339,065)++.......................                 $  405,116,592
                                                         ==============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $411,800,830

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                            SHARES         VALUE+
                                            ------         ------
ISRAEL -- (9.8%)
COMMON STOCKS -- (9.8%)
 *AFCon Projects (84), Ltd..............        4,200    $     2,395
 Agis Industries (1983), Ltd............       27,000        496,382
 *Albad Massuot Yitzhak, Ltd............        5,300         73,923
 Alony Hetz Properties & Investments,
   Ltd..................................       30,180         42,231
 American Israeli Paper Mills, Ltd......        2,900        126,689
 Azorim Investment Development &
   Construction Co., Ltd................       23,822        149,057
 *Baran.................................        9,500         84,236
 *Bet Shemesh Engines Holdings (1997),
   Ltd..................................        3,351          6,977
 *C Mer Industries, Ltd.................        3,500         11,707
 *Danya Cebus, Ltd......................       10,072         44,115
 Delek Automotive Systems, Ltd..........       75,788        288,839
 *Delek Drilling........................      355,905        166,332
 Delta Galil Industries, Ltd............       27,362        374,793
 *Direct Insurance - I.D.I. Insurance
   Co., Ltd.............................       42,105         57,481
 *Discount Mortgage Bank, Ltd...........        1,320        113,379
 *Elbit Medical Imaging.................       19,690        119,842
 Elco Industries (1975).................        6,000         26,321
 *Electra Consumer......................       20,300        212,469
 *Electra Israel, Ltd...................        3,000        200,000
 Electronics Line, Ltd..................        3,169         16,224
 Elite Industries, Ltd..................        4,200        142,198
 *Elron Electronic Industries, Ltd......       22,925        183,452
 *Feuchtwanger Industries...............          224          4,123
 Fibrotech F.M.S. (1986), Ltd...........        5,700         86,375
 *Formula Systems (1985), Ltd...........        6,570         73,698
 Frutarom Industries (1995), Ltd........       21,700         49,374
 Gachelet Invetment Co., Ltd............          653         24,486
 Granite Hacarmel Investments, Ltd......       19,200         29,925
 Housing & Construction Holding Co.,
   Ltd..................................      280,760        206,338
 Industrial Building Corp., Ltd.........      225,400        176,935
 *Israel General Bank, Ltd..............        3,222         98,896
 *Israel Land Development Co., Ltd......       26,000         62,116
 *Israel Petrochemical Enterprises,
   Ltd..................................       32,500        100,569
 *Israel Salt Industries................       38,139         69,856
 *Ituran................................        4,694         49,503
 *J.O.E.L. Jerusalem Oil Exploration,
   Ltd..................................        6,178         14,057
 *Kardan International, Ltd.............       38,700         78,369
 *Knafaim-Arkia Holdings, Ltd...........        7,659         52,367
 *Koor Industries, Ltd..................        8,700        181,720
 *Leader Underwriters, Ltd..............       11,500         10,152
 Lipman Electronic Engineering, Ltd.....        8,682        229,545
 Magic Software Enterprises, Ltd........       24,908         34,854
 Maman Cargo Terminals & Handling,
   Ltd..................................       33,600         32,637
 *Mashov Computer.......................        1,604            545
 *Matav Cable Israel....................       25,013        166,241
 Mehadrin, Ltd..........................        3,887         51,738
 *Metalink, Ltd.........................       13,087         75,872
 Middle East Tube Co....................       19,000         25,939
                                            SHARES         VALUE+
                                            ------         ------
 *Miloumor, Ltd.........................       12,658    $    56,997
 Mivtach Shamir Holdings, Ltd...........       12,000         87,863
 *Naphtha Israel Petroleum Corp.........      105,630          6,489
 *Nice Systems, Ltd.....................        8,600        126,799
 *OCIF Investments and Development,
   Ltd..................................        1,100         14,517
 *Ormat Industries, Ltd.................       54,000        142,526
 Property and Building Corp., Ltd.......        2,894        183,122
 *Rapac Electronics, Ltd................        6,000          9,420
 *Rapac Technologies (2000), Ltd........        6,000          9,283
 *Retalix, Ltd..........................        7,900        126,903
 *Scitex Corp., Ltd.....................       36,077         75,027
 *Shrem Fudim Kelner & Co., Ltd.........        6,600         10,407
 *Suny Electronic Inc., Ltd.............       26,500        113,838
 Tadiran Communications, Ltd............        9,005        195,672
 *Team Computer & Systems, Ltd..........        1,400         19,782
 *Tefahot Israel Mortgage Bank, Ltd.....       33,330        324,351
 *Tower Semiconductor, Ltd..............       35,340        197,968
 *Union Bank of Israel, Ltd.............       46,264        126,318
 *Ytong Industries, Ltd.................       52,500         49,932
                                                         -----------
TOTAL COMMON STOCKS
  (Cost $5,877,590).....................                   6,802,486
                                                         -----------
RIGHTS/WARRANTS -- (0.0%)
 *Delek Drilling Warrants 07/20/03
   (Cost $0)............................       27,376          6,883
                                                         -----------
TOTAL -- ISRAEL
  (Cost $5,877,590).....................                   6,809,369
                                                         -----------
MALAYSIA -- (9.5%)
COMMON STOCKS -- (9.5%)
 ACP Industries Berhad..................       34,000         26,305
 APM Automotive Holdings Berhad.........       42,000         29,732
 Affin Holdings Berhad..................      169,500         43,044
 Amalgamated Industrial Steel Berhad....       10,000          1,132
 Amway (Malaysia) Holdings Berhad.......       37,000         61,829
 *Anson Perdana Berhad..................       10,000            395
 *Antah Holding Berhad..................       23,000          1,483
 *Aokam Perdana Berhad..................          733             12
 *Arab Malaysia Corp. Berhad............      167,000         43,508
 Arab Malaysia Finance Berhad...........      121,000        131,826
 *Arab Malaysian Development Berhad.....       58,000          3,129
 *Asas Dunia Berhad.....................       16,000          2,147
 *Asia Pacific Land Berhad..............       70,000          4,329
 Asiatic Development Berhad.............      192,000         64,168
 *Avenue Assets Berhad..................       12,000          1,342
 Ayer Hitam Planting Syndicate Berhad...        6,000          3,489
 Bandar Raya Developments Berhad........       76,000         23,200
 Batu Kawan Berhad......................       46,000         65,368
 Berjaya Land Berhad....................      133,000         28,525
 Bernas Padiberas Nasional Berhad.......       78,000         24,016
 Bimb Holdings Berhad...................      134,600         53,840
 Bintai Kinden Corp. Berhad.............       16,000          7,747
 Bolton Properties Berhad...............       18,000          4,382
 Boustead Holdings Berhad...............       48,000         22,484
 *CCM Bioscience Berhad.................        1,250             92
 *Cahya Mata Sarawak Berhad.............       66,000         30,742

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Camerlin Group Berhad.................       58,000    $    19,384
 Carlsberg Brewery Malaysia Berhad......       40,000        114,737
 Cement Industries of Malaysia Berhad...       13,000          8,279
 Chemical Co. of Malaysia Berhad........      102,000         39,726
 Chin Teck Plantations Berhad...........       15,000         18,474
 Courts Mammoth Berhad..................       45,000         29,605
 Cycle & Carriage Bintang Berhad........       15,000         17,289
 DMIB Berhad............................       30,000         11,289
 DNP Holdings Berhad....................       34,000          5,279
 *Damansara Realty Berhad...............       65,000          1,882
 Datuk Keramik Holdings Berhad..........       24,000          1,832
 *Digi.Com Berhad.......................      135,000        106,224
 Diperdana Corp. Berhad.................        3,000            908
 Diversified Resources Berhad...........      250,000        148,684
 Edaran Otomobil Nasional Berhad........       46,000        107,737
 Esso Malaysia Berhad...................       43,000         23,989
 Europlus Berhad........................       18,000          2,392
 *FCW Holdings Berhad...................       16,000          1,600
 *Faber Group Berhad....................       16,000            989
 Federal Flour Mills Berhad.............       70,000         99,474
 Fraser & Neave Holdings Berhad.........       70,500         65,676
 Globetronics Technology Berhad.........       20,400         27,916
 *Golden Plus Holdings Berhad...........       16,000          2,232
 *Gopeng Berhad.........................       17,000          2,326
 Guiness Anchor Berhad..................       69,000         69,363
 Guthrie Ropel Berhad...................       11,000         10,132
 *HLG Capital Berhad....................       12,000          2,558
 Hap Seng Consolidated Berhad...........      130,000         72,526
 *Heitech Padu Berhad...................       26,000         22,168
 Highlands and Lowlands Berhad..........      188,000        163,263
 Hong Leong Industries Berhad...........       47,000         46,258
 Hong Leong Properties Berhad...........      112,000         15,768
 *Hume Cemboard Berhad..................       16,000         21,053
 Hume Industries (Malaysia) Berhad......       34,667         34,302
 Hwang-DBS (Malaysia) Berhad............       49,000         16,247
 IGB Corp. Berhad.......................      312,250         69,845
 IJM Corp. Berhad.......................       94,000        111,316
 *IOI Properties Berhad.................       76,000        119,000
 *Insas Berhad..........................       56,000          6,042
 Island & Peninsular Berhad.............      103,500         83,889
 *Jaya Jusco Stores Berhad..............       15,000         26,842
 Jaya Tiasa Holdings Berhad.............       41,000         29,132
 *Johan Holdings Berhad.................       30,000          2,408
 *John Hancock Life Insurance (M)
   Berhad...............................       46,000         24,937
 Johor Port Berhad......................       69,000         28,508
 K & N Kenanga Holdings Berhad..........       97,000         18,634
 KFC Holdings (Malaysia) Berhad.........       29,000         26,558
 *Kamunting Corp. Berhad................       40,000          5,316
 Keck Seng (Malaysia) Berhad............       23,000          7,929
 *Kelang Container Terminal Berhad......       50,000         24,342
 Kian Joo Can Factory Berhad............       43,500         24,039
 *Kretam Holdings Berhad................       15,000          3,197
 Kuala Sidim Berhad.....................       31,000         48,539
 Kulim Malaysia Berhad..................       53,000         32,497
 *Kwantas Corp. Berhad..................       36,000         23,779
 Ladang Perbadanan-Fima Berhad..........       11,000          7,150
 Landmarks Berhad.......................       78,000          8,416
 *Leader Universal Holdings Berhad......       69,000          9,987
 Leisure Management Berhad..............       43,000         45,716
                                            SHARES         VALUE+
                                            ------         ------
 Lingkaran Trans Kota Holdings Berhad...      130,500    $    80,017
 Lingui Development Berhad..............       80,000         20,632
 Lion Industries Corp. Berhad...........      176,000         22,695
 MAA Holdings Berhad....................       27,733         31,528
 *MBF Holdings Berhad...................        5,300              0
 MBM Resources Berhad...................       41,666         32,456
 MUI Properties Berhad..................       75,200          5,838
 Malayan Cement Berhad..................      752,750        138,664
 Malayawata Steel Berhad................       21,000         11,163
 *Malaysia Building Society Berhad......       35,000          2,809
 Malaysia Industrial Development Finance
   Berhad...............................      243,000         60,110
 Malaysia Mining Corp. Berhad...........      181,000        106,695
 Malaysian Mosaics Berhad...............      120,500         44,078
 Malaysian National Reinsurance
   Berhad...............................       36,000         27,853
 Malaysian Oxygen Berhad................       31,000         86,474
 *Malaysian Plantations Berhad..........      448,000        126,147
 *Malaysian Resources Corp. Berhad......      142,000         36,995
 *Mancon Berhad.........................       12,000          2,747
 Maruichi Malaysia Steel Tube Berhad....       16,000         11,032
 Matsushita Electric Co. (Malaysia)
   Berhad...............................       15,784         35,306
 *Mulpha International Berhad...........      359,750         38,342
 *Multi-Purpose Holdings Berhad.........      200,000         63,158
 *Naluri Berhad.........................      110,000         36,184
 *Nam Fatt Berhad.......................        9,000          1,221
 Negara Properties (Malaysia) Berhad....        6,000          5,400
 New Straits Times Press (Malaysia)
   Berhad...............................       34,000         32,032
 Northport Corporation Berhad...........       72,000         35,053
 Nylex (Malaysia) Berhad................       12,000          1,974
 OSK Holdings Berhad....................      104,333         38,164
 Oriental Holdings Berhad...............      134,000        135,410
 Osk Property Holdings Berhad...........        3,393            728
 Oyl Industries Berhad..................       17,333        114,033
 *Pan Malaysia Cement Works Berhad......      192,000         25,263
 *Pan Pacific Asia Berhad...............       12,000            284
 *Panglobal Berhad......................       14,000          6,963
 *Parit Perak Holdings Berhad...........       13,000            222
 Peladang Kimia Berhad..................       14,000          2,763
 Pelangi Berhad.........................      106,000         16,458
 Perlis Plantations Berhad..............      145,333        175,929
 *Pernas International Holdings Berhad..       71,000         14,574
 Petaling Garden Berhad.................       94,000         24,242
 Phileo Allied Berhad...................       54,000         19,753
 *Pilecon Engineering Berhad............       42,000          1,105
 *Prime Utilities Berhad................        3,000          1,097
 *Promet Berhad.........................       52,000          3,968
 Public Finance Berhad..................       48,000        100,421
 *Puncak Niaga Holdings Berhad..........      114,000         71,400
 RJ Reynolds Berhad.....................       60,000         63,789
 Ramatex Berhad.........................       68,000         48,316
 *Ranhill Berhad........................       21,000         24,316
 *Rashid Hussain Berhad.................      182,000         41,429
 *Rekapacific Berhad....................       55,000              0
 *Renong Berhad.........................      718,000         68,966
 Road Builders (Malaysia) Holdings
   Berhad...............................      159,000        138,079
 SCB Developments Berhad................       45,000         50,921
 SP Settia Berhad.......................      171,100        113,466

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *SRI Hartemas Berhad...................       65,000    $     7,099
 Sapura Telecommunications Berhad.......       32,000         15,158
 Sarawak Enterprise Corp. Berhad........      304,000         76,800
 *Saship Holdings Berhad................       23,000          5,387
 Selangor Properties Berhad.............       89,000         39,113
 Shangri-La Hotels (Malaysia) Berhad....      114,000         28,200
 Shell Refining Co. Federation of
   Malaysia Berhad......................       78,000         87,032
 Sime UEP Properties Berhad.............       84,000         87,537
 Southern Bank Berhad (Foreign).........      188,750        118,217
 *Southern Steel Berhad.................       45,000         16,579
 Star Publications (Malaysia) Berhad....      113,000        181,395
 Sunway City Berhad.....................       80,000         12,000
 *Sunway Holdings, Inc. Berhad..........       63,000          5,637
 Ta Ann Holdings Berhad.................       30,000         29,053
 Ta Enterprise Berhad...................      243,000         35,810
 Talam Corp. Berhad.....................       14,000          2,966
 *Tan & Tan Developments Berhad.........       77,000         17,224
 Tan Chong Motor Holdings Berhad........      174,000         49,911
 Tasek Cement Berhad....................       37,000         22,492
 *Techno Asia Holdings Berhad...........       20,000          1,632
 Tractors Malaysia Holdings Berhad......      115,000         80,500
 Tradewinds (Malaysia) Berhad...........       49,000         23,211
 *UDA Holdings Berhad...................       81,000         29,416
 UMW Holdings Berhad....................       70,800        146,258
 *Uchi Technologies Berhad..............       13,000         31,816
 Union Paper Holdings Berhad............       70,000         16,303
 *Unisem (M) Berhad.....................       37,000         60,368
 United Malacca Rubber Estates Berhad...       13,500         11,297
 United Malayan Land Berhad.............       13,000          3,455
 United Plantations Berhad..............       51,000         59,858
 *Utama Banking Group Berhad............      122,000         39,168
 WTK Holdings Berhad....................       34,500         41,218
 *Wah Seong Corp........................       82,000         22,011
 *Wing Tiek Holdings Berhad.............        8,000          1,874
 Worldwide Holdings Berhad..............       16,000          7,284
                                                         -----------
TOTAL COMMON STOCKS
  (Cost $8,023,329).....................                   6,609,786
                                                         -----------
RIGHTS/WARRANTS -- (0.0%)
 *MBF Holdings Berhad Warrants 05/20/13
   (Cost $0)............................        1,060              0
                                                         -----------
TOTAL -- MALAYSIA
  (Cost $8,023,329).....................                   6,609,786
                                                         -----------
TURKEY -- (9.4%)
COMMON STOCKS -- (9.4%)
 Adana Cimento Sanayi Ticaret A.S.......  152,615,235        134,519
 *Akal Tekstil A.S......................    2,779,875         10,793
 Akcansa Cimento Sanayi ve Ticaret
   A.S..................................   87,517,500        241,829
 Aksa...................................   26,884,296        238,846
 Aksigorta A.S..........................   62,099,000        207,431
 *Aksu Iplik Dokuma ve Boya Apre Fab
   A.S..................................    4,477,695          7,267
 *Aktas Elektrik Ticaret A.S............      370,000         38,825
 *Alarko Holding........................   14,793,400        232,845
 *Alarko Sanayii ve Ticaret A.S.........    1,363,499         76,306
 Alkim Alkali Kimya A.S.................   16,770,000         48,685
 *Alternatifbank A.S....................   96,600,000         39,194
                                            SHARES         VALUE+
                                            ------         ------
 *Altinyildiz Mensucat ve Konfeksiyan
   Fabrikalari A.S......................   21,960,000    $    17,359
 Anadolu Anonim Turk Sigorta Sirketi....   68,801,376         50,536
 Anadolu Cam Sanayii A.S................   88,870,789        117,500
 Anadolu Gida Sanayi A.S................   34,600,000         58,090
 *Anadolu Isuzu Otomotiv Sanayi ve
   Ticaret A.S. Series C................    7,793,000         51,517
 *Ayen Enerji A.S.......................    9,856,000         57,226
 Bagfas Bandirma Gubre Fabrik...........    2,300,000         38,937
 *Bandirma Vitaminli Yem Sanayii Ticaret
   A.S..................................   11,244,546         34,217
 Bati Cimento A.S.......................   49,834,301         88,896
 *Bekoteknik Sanayi A.S.................   59,399,725        197,376
 Bolu Cimento Sanayi A.S................   57,585,881         78,956
 Borusan................................   18,711,000         57,265
 Bossa Ticaret ve Sanayi Isletmeleri
   A.S..................................   41,400,000         68,928
 Brisa Bridgestone Sanbanci Lastik San &
   Tic A.S..............................    5,857,000        169,011
 Bursa Cimento Fabrikasi A.S............   13,632,000        102,037
 CIMSA A.S. (Cimento Sanayi ve
   Ticaret).............................   66,718,000        199,524
 *Carsi Buyuk Magazacilik...............   36,432,000         45,620
 *Celebi Hava Servisi A.S...............    5,476,000         79,679
 *Deva Holding A.S......................   10,869,332         20,340
 *Doktas................................   19,392,000         53,245
 *Eczacibasi Ilac.......................   31,428,000         94,537
 *Eczacibasi Yapi Gere..................   24,745,000         65,346
 *Ege Plastik Ticaret ve Sanayi A.S.....    7,720,000          5,400
 *Ege Seramik Co., Inc..................    6,330,720          6,953
 *Finansbank............................  351,365,786        235,964
 *GSD Holdings A.S......................   33,540,000         29,094
 *Global Menkul Degerler A.S............   31,200,000         24,445
 *Goldas Kuyumculuk Sanayi A.S..........   38,937,600         21,246
 Goltas Cimento.........................    7,128,000         36,650
 *Good Year Lastikleri A.S..............   11,298,125         93,262
 Gubre Fabrikalari Ticaret A.S..........      937,440          8,656
 Gunes Sigorta A.S......................   39,743,600         45,874
 *Hektas Ticaret A.S....................   18,198,025         12,730
 *Ihlas Holding.........................  114,908,911        118,968
 *Is Gayrimenk..........................  233,332,200        158,330
 *Isiklar Ambalaj Sansuii ve Ticaret
   A.S..................................      895,000          5,697
 *Izmir Demir Celik.....................   57,269,250         45,271
 Karsu Tekstil Sanayii ve Ticaret A.S...    5,680,000          9,894
 Kartonsan..............................    1,698,750         71,301
 *Kav Orman Sanayii A.S.................    3,003,000          5,724
 *Kerevitas Gida Sanayi ve Ticaret
   A.S..................................    2,532,000          3,401
 *Konya Cimento.........................    4,921,000         41,310
 Kordsa Kord Bezi Sanayi ve Ticaret
   A.S..................................   35,763,500        140,102
 *Kutahya Porslen Sanayii A.S...........    2,617,000         30,207
 Mardin Cimento.........................   27,832,750         97,351
 Marshall Boya ve Vernik Sanayii A.S....    2,186,000         48,935
 *Medya Holdings A.S. Series C..........   15,849,000         76,501
 *Menderes Tekstil Sanayi ve Ticaret
   A.S..................................   66,296,000         44,058
 *Merko Gida Sanayi ve Ticaret A.S.
   Series A.............................    5,290,000          4,219
 *Milliyet Gazetecilik A.S..............   16,465,680         38,587
 *Milpa Ticari ve Sinai Urunler
   Pazarlama............................   12,117,600          7,883

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Mudurnu Tavukculuk A.S................    1,740,000    $       548
 *Mutlu Aku.............................    1,527,000          7,905
 *Nergis Holding A.S....................    1,784,000          4,618
 *Net Holding A.S.......................   15,942,722          8,253
 *Net Turizm Ticaret ve Sanayi..........   16,830,000         10,596
 Netas Northern Electric
   Telekomunikasyon A.S.................    6,421,500        129,149
 Olmuksa Mukavva Sanayi ve Ticaret
   A.S..................................    6,992,000         31,304
 Otobus Karoseri Sanayi A.S.............    6,078,000         34,652
 *Pinar Sut Mamulleri Sanayii A.S.......   12,143,250         15,800
 *Raks Elektroniks A.S..................    2,730,000          3,896
 Sanko Pazarlama Ithalat Ihracat A.S....   35,862,000        215,749
 Sarkuysan Elektrolitik Bakir Sanayi
   A.S..................................    6,569,662         27,575
 *Sasa Suni ve Sentetik Elyat Sanayi
   A.S..................................   66,330,000        148,483
 *Sonmez Filament Sentetik Iplik ve
   Elyaf Sanayi A.S.....................      900,000          5,509
 *T. Tuborg Bira ve Malt Sanayi A.S.....   10,974,754         47,216
 *Tansas Izmir Buyuksehir Belediyesi Ic
   ve dis Ticaret A.S...................  294,030,000        218,028
 Tat Konserve Sanayii A.S...............    9,659,999         49,668
 *Tekstil Bankasi A.S...................  121,274,079         42,418
 *Teletas Telekomunikasyon Endustri
   Ticaret A.S..........................    5,416,000         33,151
 *Trakya Cam Sanayii A.S................   95,293,276        214,985
 Turk Demir Dokum Fabrikalari...........   14,799,992         47,107
 *Turk Dis Ticaret Bankasi A.S..........  174,675,179        133,191
 *Turk Siemens Kablo ve Elektrik Sanayi
   A.S..................................    4,855,500         22,078
 *Turk Sise ve Cam Fabrikalari A.S......  179,550,063        231,110
 USAS (Ucak Servisi A.S.)...............    3,436,000         29,805
 *Uzel Makina Sanayi A.S................   15,544,000         25,445
 *Vakif Finansal Kiralama A.S...........    5,450,302          4,346
 Yunsa Yunlu Sanayi ve Ticaret A.S......    5,571,000         10,912
 *Zorlu Enerji Elektrik Uretimi
   Otoproduktor Gruba A.S...............   73,600,000        252,284
                                                         -----------
TOTAL -- TURKEY
  (Cost $7,207,221).....................                   6,496,476
                                                         -----------
SOUTH KOREA -- (9.0%)
COMMON STOCKS -- (9.0%)
 *A-Nam Industrial Co., Ltd.............       21,053         59,353
 Bank of Pusan..........................       42,780        171,865
 Bing Grae Co., Ltd.....................        1,210         12,692
 Bu Kwang Pharmaceutical Co., Ltd.......        6,237         27,617
 Cheil Communications, Inc..............          707         72,693
 Cheil Industrial, Inc..................        6,500         82,463
 Choong Wae Pharmaceutical..............        1,877         11,969
 Chungho Comnet Co., Ltd................          720          4,872
 *Comtec Systems Co., Ltd...............        2,000          2,239
 *Dae Ho Construction Co., Ltd..........        1,630          1,210
 *Dae Sang Corp.........................        8,020         23,641
 Daeduck Electronics Co., Ltd...........       22,437        160,185
 Daeduck Industries Co., Ltd............        7,526         78,006
 Daegu Bank Co., Ltd....................       29,840        114,312
 Daehan City Gas Co., Ltd...............        2,621         30,318
 Daehan Flour Mills Co., Ltd............          470         16,407
 Daelim Industrial Co., Ltd.............        6,100        114,312
 Daesung Industrial Co., Ltd............        1,690         29,568
 Daewoo Engine..........................       28,220         87,749
                                            SHARES         VALUE+
                                            ------         ------
 *Daewoo Heavy..........................       26,510    $    94,522
 Daewoo Motor Sales Corp................        5,560         38,726
 Daewoong Pharmaceutical Co., Ltd.......          379          2,398
 Daewoong Pharmaceutical Co., Ltd.......        1,519         23,238
 *Daou Technology, Inc..................        7,000         10,274
 Dong Ah Tire Industrial Co., Ltd.......        7,300         23,577
 Dong Bu Insurance Co., Ltd.............       19,230         42,494
 Dong-A Pharmaceutical Co., Ltd.........        1,666         29,148
 Dong-Ah Securities Co., Ltd............        4,840         11,759
 Dongkuk Steel Mill Co., Ltd............       12,327         53,560
 *Dongwon Securities Co., Ltd...........       11,850         61,510
 *Doosan Construction & Engineering Co.,
   Ltd..................................        8,410         11,611
 Doosan Heavy...........................       16,390         86,027
 *Eastel Systems Corp...................        4,307          7,071
 Global Enterprise Co., Ltd.............        5,900         10,518
 *Good Morning Securities Co., Ltd......       33,780        121,423
 Hae In Co., Ltd........................        5,964          7,640
 Halla Climate Control Corp.............        1,000         45,522
 *Han Kuk Carbon Co., Ltd...............        7,903          9,043
 *Han Wha Corp..........................       12,720         30,323
 *Han Wha Energy Co., Ltd...............        5,600            255
 *Handsome Corp.........................        1,050          8,881
 Hanil Cement Manufacturing Co., Ltd....        1,010         40,618
 Hanil Securities Co., Ltd..............        4,290         15,616
 *Hanjin Heavy Industry Co., Ltd........       11,940         38,117
 Hanjin Shipping Co., Ltd...............       12,014        100,615
 Hanjin Transportation Co., Ltd.........        1,041         10,962
 *Hankook Synthetics, Inc...............        1,000            871
 Hankook Tire Manufacturing Co., Ltd....       26,040        101,483
 Hankuk Electric Glass Co., Ltd.........        1,000         43,201
 Hankuk Glass Industries, Inc...........        5,120         97,857
 Hanmi Pharmaceutical Industrial Co,
   Ltd..................................        2,496         48,844
 *Hansol Electronics Inc................          560          6,965
 Hansol Paper Co., Ltd..................        7,730         37,176
 *Hansung Enterprise Co., Ltd...........          620          1,113
 *Hanwha Chemical Corp..................       17,930         73,147
 *Hanwha Securities Co., Ltd............        2,260          5,369
 Hotel Shilla, Ltd......................       11,548         48,069
 Huchems Chemical.......................        5,616         13,039
 *Hung Chang Co., Ltd...................           27             61
 *Hyosung T & C Co., Ltd................        4,260         50,689
 Hyundai Cement Co., Ltd................        1,220         23,267
 *Hyundai Corp..........................       13,398          6,666
 Hyundai Devel..........................       14,000         92,869
 Hyundai Fire & Marine Insurance Co.,
   Ltd..................................        1,430         40,078
 *Hyundai Merchant Marine Co., Ltd......       13,000         29,428
 *Hyundai Mipo Dockyard Co., Ltd........        3,572         20,022
 *Hyundai Pipe Co., Ltd.................       16,990         65,790
 *Hyundai Securities Co., Ltd...........       17,680         75,206
 ISU Chemical Co., Ltd..................        1,530         11,672
 Il Shin Spinning.......................          380         10,886
 Inchon Iron & Steel Co., Ltd...........       17,010         93,936
 Jahwa Electronics Co., Ltd.............        3,020         21,711
 KEC Corp...............................        1,375         53,244
 *KP Chemical Corp......................          821          1,048
 Kolon Industries, Inc..................        2,260         13,305
 *Kolon International...................          321          1,613
 Kolon International Corp...............        2,157         24,056
 Korea Circuit Co.......................        7,800         17,398

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Korea Exchange Bank Credit Service
   Co., Ltd.............................        5,840    $    43,001
 Korea Fine Chemical Co., Ltd...........        1,388         16,516
 Korea Green Cross Co., Ltd.............        1,825         37,075
 Korea Iron & Steel Works Co., Ltd......        2,496         32,080
 Korea Steel Chemical Co., Ltd..........        2,836         29,630
 Korea Zinc Co., Ltd....................        2,580         42,786
 Korean Reinsurance Co., Ltd............        3,580         86,680
 Kumho Electronics Co., Ltd.............          670         15,944
 *Kumho Industrial Co., Ltd.............        4,530          8,226
 LG Ad Inc., Ltd........................        2,000         29,353
 LG Cable & Machinery, Ltd..............        5,790         62,413
 LG Construction, Ltd...................        8,459        147,296
 LG Household & Healthcare Co., Ltd.....        2,180         57,211
 LG Insurance Co., Ltd..................       10,800         36,716
 LG International Corp..................       18,358        102,446
 *LG Life Sciences, Ltd.................        2,400         82,189
 LG Petrochemical Co., Ltd..............        6,320        105,333
 Lotte Chilsung Beverage Co., Ltd.......          220        123,682
 Lotte Confectionary Co., Ltd...........          680        310,116
 Lotte Sam Kang Co., Ltd................          230         23,935
 Meritz Securities Co., Ltd.............        2,940          6,070
 *Midopa Co., Ltd.......................       12,370         90,159
 Namhae Chemical Corp...................       13,104         14,614
 Namyang Dairy Products Co., Ltd........          340         61,741
 Nong Shim Co., Ltd.....................        3,244        266,298
 Oriental Fire & Marine Insurance Co.,
   Ltd..................................        1,370         15,961
 Pantech Co., Ltd.......................        4,000         34,992
 Poong San Corp.........................        5,470         47,398
 S1 Corp................................        5,950        108,787
 *SK Securities Co., Ltd................       37,530         21,939
 SKC Co., Ltd...........................        4,250         19,312
 *Saehan Industries, Inc................       22,320         26,743
 Sam Yang Corp..........................        1,870         32,019
 *Samchully Co., Ltd....................          770         25,539
 *Samsung Aerospace Industrial Co.,
   Ltd..................................       16,240         87,529
 *Samsung Engineering Co., Ltd..........        7,000         22,114
 Samsung Fine Chemicals.................        4,960         72,179
 Samyang Genex Co., Ltd.................          220          6,786
 Samyoung Electronics Co., Ltd..........        3,060         21,440
 Seondo Electric Co., Ltd...............        4,400          4,871
 Seoul City Gas Co., Ltd................        2,750         40,019
 Seoul Securities Co., Ltd..............        7,840         21,908
 Shin Young Securities Co., Ltd.........        2,620         27,808
 Shinmoorim Paper Manufacturing Co.,
   Ltd..................................        2,858         12,584
 Sindo Ricoh............................        1,000         55,556
 *Ssangyong Cement Industry Co., Ltd....       13,530         18,062
 *Ssangyong Motor Co....................       19,850        114,886
 Suheung Capsule Co., Ltd...............        1,900         12,289
 Sung Shin Cement Co., Ltd..............        2,150         34,496
 Tae Kwang Industrial Co., Ltd..........          200         29,270
 Tae Young Corp.........................          804         27,233
 Tai Han Electric Wire Co., Ltd.........        5,106         25,318
 *Tong Yang Securities Co., Ltd.........       16,130         24,075
 Tongyang Confectionery Co..............          660         35,572
 *Trigem Computer, Inc..................        5,580         24,661
 Woong Jin Coway Co., Ltd...............        3,310         25,223
 *Woongjin.Com Co., Ltd.................        6,810         28,460
 *Youlchon Chemical Co., Ltd............        5,610         22,561
                                            SHARES         VALUE+
                                            ------         ------
 Young Poong Mining & Construction
   Corp.................................        1,580    $     6,865
 Youngone Corp..........................       11,400         13,328
 Yuhan Corp.............................        1,371         65,026
                                                         -----------
TOTAL COMMON STOCKS
  (Cost $5,750,780).....................                   6,211,317
                                                         -----------
RIGHTS/WARRANTS -- (0.0%)
 *Korea Exchange Bank Credit Service
   Co., Ltd. Rights 06/23/03
   (Cost $0)............................        2,474              0
                                                         -----------
TOTAL -- SOUTH KOREA
  (Cost $5,750,780).....................                   6,211,317
                                                         -----------
INDONESIA -- (8.9%)
COMMON STOCKS -- (8.9%)
 *PT Apac Centretex Corporation Tbk.....      122,000          1,688
 *PT Argha Karya Prima Industry Tbk.....       90,666          2,291
 *PT Artha Graya Investama Sentral
   Tbk..................................    4,773,000         48,821
 PT Asahimas Flat Glass Co., Ltd........    1,048,000        186,017
 PT Astra Agro Lestari Tbk..............    6,656,000      1,281,540
 *PT Astra Graphia Tbk..................    3,165,000        137,112
 *PT Bank Internasional Indonesia Tbk...        5,000             66
 *PT Batu Buana.........................       77,715            561
 PT Berlian Laju Tanker Tbk.............    7,383,600        435,375
 PT Bhakti Investama Tbk................    7,976,500        321,556
 *PT Branta Mulia Tbk...................       66,000          4,368
 *PT Budi Acid Jaya Tbk.................    1,449,000         19,181
 PT Charoen Pokphand Indonesia Tbk......    2,814,500        135,475
 *PT Ciputra Development Tbk............      161,250          2,232
 *PT Citra Marga Nusaphala Persada......    6,184,500        327,458
 PT Dankos Laboratories.................    2,848,400        282,783
 *PT Davomas Adabi Tbk..................      104,000          2,002
 *PT Dharmala Intiland..................      277,400          1,836
 *PT Eterindo Wahanatama Tbk............      397,000          3,105
 PT Ever Shine Textile Tbk..............    4,029,640         41,218
 *PT Gajah Tunggal Tbk..................      236,000          8,804
 *PT Great River International..........       93,000          5,875
 *PT GT Petrochem Industries Tbk........      918,000         24,303
 *PT Hero Supermarket Tbk...............       33,000          4,170
 *PT Indal Aluminium Industry...........       47,000            848
 *PT Indorama Synthetics Tbk............    1,453,000         81,305
 PT International Nickel Indonesia Tbk..      488,000        411,071
 *PT Jakarta International Hotel and
   Development Tbk......................      395,000         26,143
 *PT Kalbe Farma Tbk....................   12,953,800        857,351
 *PT Karwell Indonesia..................      138,000          5,563
 *PT Kawasan Industry Jababeka Tbk......       47,000            368
 *PT Keramika Indonesia Assosiasi Tbk...      100,000          2,106
 PT Komatsu Indonesia Tbk...............      860,000        116,426
 PT Lautan Luas Tbk.....................      319,000         12,092
 *PT Matahari Putra Prima Tbk Foreign...    2,609,000        155,410
 PT Mayorah Indah.......................    1,711,000        144,128
 PT Metrodata Electronics Tbk...........    3,981,000         57,487
 *PT Modern Photo Tbk...................       40,000          2,166
 *PT Mulia Industrindo..................      542,000         11,740
 *PT Mutlipolar Corporation Tbk.........      730,000         19,765
 *PT Pakuwon Jati Tbk...................       63,000            891
 *PT Panasia Indosyntec Tbk.............       79,000          2,662
 *PT Prasidha Aneka Niaga Tbk...........       84,000            885
 PT Pudjiadi Prestige, Ltd. Tbk.........       45,500            945

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *PT Putra Sejahtera Pioneerindo........       29,000    $     1,658
 *PT Selamat Sempurna Tbk...............      384,000         79,711
 *PT Semen Cibinong Tbk.................      702,000         20,274
 *PT Sinar Mas Agro Resources and
   Technology Tbk.......................       87,792         19,280
 PT Sunson Textile Manufacturer Tbk.....      343,000          6,604
 *PT Surabaya Agung Industri Pulp &
   Paper................................       64,500            505
 *PT Surya Dumai Industri Tbk...........    3,298,500        198,466
 *PT Suryamas Dutamakmur................      125,000            602
 PT Tempo Scan Pacific..................      471,500        303,553
 *PT Texmaco Jaya Tbk...................       93,000         33,014
 PT Timah Tbk...........................    1,006,000         90,794
 *PT Trias Sentosa Tbk..................    1,598,000         40,383
 PT Tunas Ridean Tbk....................    1,987,000         70,537
 *PT Ultrajaya Milk Industry & Trading
   Co...................................      260,000         15,644
 PT Unggul Indah Corp. Tbk..............       48,239          8,562
 *PT United Tractors....................      627,200         39,625
 *PT Wicaksana Overseas International...       28,560            275
 Trimegah Sec...........................    5,032,000         45,415
                                                         -----------
TOTAL -- INDONESIA
  (Cost $5,941,741).....................                   6,162,091
                                                         -----------
BRAZIL -- (8.7%)
PREFERRED STOCKS -- (7.7%)
 *Acesita SA............................  322,265,315        155,296
 Alpargatas-Santista Textil SA..........      300,000         28,003
 Banco Mercantil do Brasil SA...........      130,000         13,142
 *Brasileira de Petroleo Ipiranga.......   25,800,000         72,162
 *Caemi Mineracao e Metalurgia SA.......    1,270,000        187,451
 Cimento Portland Itau..................    1,670,000        315,149
 *Companhia Siderurgica Paulista........      107,000         14,784
 Confab Industrial SA...................       85,000        110,851
 Coteminas Cia Tecidos Norte de Minas...    2,287,102        156,456
 Distribuidora de Produtos Petreleo
   Ipirangi SA..........................    3,900,000         23,656
 Duratex SA.............................    4,400,000         90,447
 *ENERSUL Empresa Energetjica de Mato
   Grosso do Sul SA Series B............   13,156,000         41,984
 *Electropaulo Electrecidade
   Metropolitana........................   12,300,000        107,851
 *Embratel Participacoes SA.............  163,800,000        316,286
 Energetica do Ceara Coelce.............   74,325,600         74,639
 *Forca Luz Cataguazes Leopoldina
   Series A.............................   23,400,000          8,911
 Francisco Stedile SA Series A..........   20,200,000         14,976
 Globex Utilidades SA...................       18,000         41,550
 Globex Utilidades SA...................        7,268         12,858
 *Gradiente Eletronica SA...............        2,600          4,819
 *Industria de Bebidas Antarctica Polar
   SA...................................       23,000         20,345
 *Industrias Villares SA................       58,000             15
 *Inepar SA Industria e Construcoes.....    9,900,001          1,601
 *Klabin SA.............................      422,000        369,740
 Lojas Americanas SA....................   36,890,369        142,341
 Magnesita SA Series A..................   20,500,000         42,485
 Marcopolo SA...........................       64,000         84,327
 Metal Leve SA..........................    2,500,000         56,361
 Metalurgica Gerdau SA..................       18,451        208,293
 *Paranapanema SA.......................    6,200,000          4,701
                                            SHARES         VALUE+
                                            ------         ------
 *Perdigao SA NPV.......................       36,000    $   160,135
 Randon Participacoes SA................   51,000,000         23,545
 *Rasip Agro Pastoril SA................   51,000,000          2,750
 *Refinaria de Petroleo Ipiranga SA.....    3,600,000          9,099
 Sadia SA...............................      345,000        159,276
 *Serrana SA............................       16,388         16,015
 *Sharp SA Equipamentos Eletronicos.....   30,200,000            204
 Siderurgica Belgo-Mineira..............    3,410,000        529,744
 Siderurgica de Tubarao Sid Tubarao.....   19,700,000        298,804
 *Siderurgica Paulista Casipa
   Series B.............................          535          1,803
 Suzano de Papel e Celulose.............       66,383        153,235
 Suzano Petroquimica SA.................       30,000         19,006
 Tele Celular Sul Participacoes SA......  155,908,039        137,651
 Tele Centro Oeste Celular Participacoes
   SA...................................  180,900,000        356,620
 *Tele Leste Celular Participacoes SA...  369,666,572         54,812
 *Tele Norte Celular Participacoes SA...   81,505,027          9,888
 Telemig Celular Participacoes SA.......  268,290,371        254,956
 Telenordeste Celular Participacoes
   SA...................................  238,041,513        202,948
 Ultrapar Participants..................    8,939,437         68,985
 *Varig Participacoes Em Transportes....      122,026            699
 *Varig Particpacoes Em Servicos........      116,823             75
 *Varig SA Viacao Aerea Riograndense....       16,000          5,446
 Weg SA.................................      165,000        180,708
                                                         -----------
TOTAL PREFERRED STOCKS
  (Cost $4,597,240).....................                   5,367,884
                                                         -----------
COMMON STOCKS -- (1.0%)
 *Acos Especiais Itabira-Acesita Aces...   42,900,000         18,360
 *Acos Villares SA Avil.................      120,000          1,880
 *Avipal SA Avicultura e Agropecua......   15,900,000         10,770
 Bahia Sul Celulose SA..................      260,593         32,229
 *Braskem SA............................      870,000        107,743
 Embraco SA.............................      230,000        110,059
 *Empressa Metropolitanade Aguas e
   Energia SA...........................    5,000,000          8,374
 Eternit SA.............................      120,000         10,716
 Metalurgica Gerdau SA..................          646          7,527
 *Net Servicos de Communication SA......      126,500         14,920
 *Rhodia Ster SA........................      640,780         15,115
 Ripasa SA Papel e Celulose.............      245,000        128,796
 Sao Paulo Alpargatas SA................      510,000         36,091
 Saraiva Livreiros Editores.............        4,000         11,997
 *Trikem S.A............................   19,000,000         47,380
 Uniao des Industrias Petroquimicas SA
   Series B.............................      204,600         99,973
                                                         -----------
TOTAL COMMON STOCKS
  (Cost $982,052).......................                     661,930
                                                         -----------
TOTAL -- BRAZIL
  (Cost $5,579,292).....................                   6,029,814
                                                         -----------
MEXICO -- (8.7%)
COMMON STOCKS -- (8.7%)
 *Abaco Grupo Financiero S.A. de C.V.
   Series B.............................      108,000              0
 *Biper S.A. de C.V. Series B...........      134,885          3,327
 *Bufete Industrial S.A. (Certificates
   representing 3 shares Series L & 1
   share Series B)......................       24,000              0
 *Cintra S.A. de C.V....................      137,000         25,508
 *Consorcio Ara S.A.....................      459,000        874,583

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 Controladora Comercial Mexicana S.A. de
   C.V. Series B........................      830,000    $   553,923
 *Corporacion Geo S.A. de C.V.
   Series B.............................      177,000        513,590
 *Corporacion Interamericana de
   Entramiento S.A. de C.V. Series B....      477,069        853,640
 Desc S.A. de C.V. Series B.............      307,100        106,931
 *Empaques Ponderosa S.A. de C.V.
   Series B.............................      206,000         16,717
 *Empresas ICA Sociedad Controladora
   S.A. de C.V..........................      835,450        196,358
 *Empresas la Moderna S.A. de C.V.
   Series A.............................      508,700        259,787
 Gruma S.A. de C.V. Series B............      138,000        132,808
 *Grupo Casa Saba S.A. de C.V...........      104,000        105,620
 Grupo Cementos de Chihuahua, S.A. de
   C.V..................................      185,000        157,820
 Grupo Corvi S.A. de C.V. Series L......      100,000         22,633
 Grupo Elektra S.A. de C.V..............      323,800        892,573
 Grupo Financiero GBM Atlantico S.A. de
   C.V. Series L........................        9,441              0
 Grupo Industrial Maseca S.A. de C.V.
   Series B.............................      386,000        139,257
 Grupo Industrial Saltillo Unique
   Series...............................       64,600         89,974
 *Grupo Iusacell S.A. de C.V.
   Series V.............................    1,028,100         41,764
 *Grupo Posadas S.A. de C.V. Series L..       199,000         90,463
 *Grupo Qumma S.A. de C.V. Series B.....      103,000          1,793
 *Grupo Tmm Class 'A' Shares............       24,000         38,557
 *Grupo Tribasa S.A. de C.V.............       64,000              0
 Herdez Common Series...................      107,000         37,309
 *Hylsamex S.A. de C.V. Series B........       82,000         40,370
 Industrias Bachoco S.A. de C.V.
   (Certificate Representing Series B
   and Series L)........................       66,000        117,458
 Industrias Penoles S.A. de C.V.........       18,000         32,208
 *Industrias S.A. de C.V. Series B......       33,000         65,432
 *Jugos del Valle S.A. de C.V.
   Series B.............................       37,900         39,260
 *Nadro S.A. de C.V. Series B...........      242,967        137,475
 *Nueva Grupo Mexico S.A. de C.V.
   Series B.............................       60,000         91,111
 *Sanluis Corporacion S.A. de
   C.V.(Certificates representing 1
   share Series B, 1 share Series C & 1
   share Series D)......................       67,000         22,033
 Vitro S.A..............................      401,000        283,132
                                                         -----------
TOTAL COMMON STOCKS
  (Cost $7,199,235).....................                   5,983,414
                                                         -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Mexican Peso
   (Cost $8,635)........................                       7,608
                                                         -----------
TOTAL -- MEXICO
  (Cost $7,207,870).....................                   5,991,022
                                                         -----------
TAIWAN -- (8.6%)
COMMON STOCKS -- (8.6%)
 Ability Enterprise Co., Ltd............       28,620         25,238
 Abit Co., Ltd..........................       48,300         10,857
 Amtran Technology Co., Ltd.............       43,900         39,852
 *Arima Computer Corp...................      258,000         82,530
 *Asia Polymer Corp.....................       41,000         21,032
                                            SHARES         VALUE+
                                            ------         ------
 *Askey Computer Co., Ltd...............       74,000    $    53,101
 *Aurora Corp...........................       52,250         21,457
 Bank of Kaohsiung Co., Ltd.............       54,060         24,459
 Basso Industry Corp., Ltd..............       15,000         28,098
 *Behavior Tech Computer................       39,000         11,857
 *Bes Engineering Corp..................      191,000         19,595
 CTCI Corp..............................       98,000         64,957
 *Carnival Industrial Corp..............       95,000         11,307
 *Catcher Co., Ltd......................       23,400         41,135
 *Cathay Real Estate Development Co.,
   Ltd..................................      329,000         78,695
 *Cheng Loong Corp......................      118,000         32,306
 Cheng Uei Precision Industry Co.,
   Ltd..................................       62,000        118,818
 *Chia Hsin Cement Corp.................      146,000         60,588
 *Chia Hsin Food & Synthetic Fiber Co.,
   Ltd..................................      269,000         19,380
 *Chicony Electronics Co., Ltd..........       39,540         62,102
 *China General Plastics Corp...........       76,000         22,559
 *China Life Insurance Co., Ltd.........       92,400         22,368
 *China Man-Made Fiber Co., Ltd.........      191,000         53,667
 *China Petrochemical Development
   Corp.................................      177,000         19,179
 *China Rebar Co., Ltd..................      200,000         15,274
 *China Steel Chemical Corp.............       31,000         33,769
 *China Synthetic Rubber Corp...........       58,240         16,784
 Chin-Poon Industrial Co., Ltd..........       31,131         19,378
 Chou Chin Industrial Co., Ltd..........       42,180              0
 Chroma Ate, Inc........................       32,000         19,735
 Chun Yuan Steel Industrial Co., Ltd....       66,000         28,530
 *Chung Hsin Electric & Machinery Co.,
   Ltd..................................      120,000         31,124
 *Chung Hwa Pulp Corp...................       67,000         26,066
 *Clevo Co..............................       78,000         27,199
 Continental Engineering Corp...........       98,136         32,523
 Elan Microelectronincs Corp............       45,210         31,790
 *Entie Commercial Bank.................      436,000         82,928
 *Epistar Corp..........................       21,897         26,125
 Eternal Chemical Co., Ltd..............      121,700         63,480
 Evergreen International Storage &
   Transport Corp.......................      330,000         97,003
 *Everlight Electronics Co., Ltd........       33,000         31,669
 *Everspring Industry Co., Ltd..........       51,000         16,682
 Far East Department Stores, Ltd........      120,000         24,726
 Far Eastern International Bank.........      176,000         63,147
 *Far Eastern Silo & Shipping Corp......      119,000         14,232
 *Federal Corp..........................       48,000         34,029
 Feng Hsin Iron & Steel Co., Ltd........      159,000         79,729
 Feng Tay Enterprise Co., Ltd...........       62,100         47,246
 *First International Computer, Inc.....      264,000         43,366
 Formosa International Hotels Corp......       49,500         39,229
 Giant Manufacture Co., Ltd.............       59,170         67,355
 Globe Union Industrial Corp............       24,000         31,124
 *Grand Commercial Bank.................       50,000         14,697
 *Grand Pacific Petrochemical Corp......      115,000         36,124
 Great China Metal Industry Co., Ltd....       63,000         28,141
 Great Taipei Gas Co., Ltd..............       97,000         27,954
 Great Wall Enterprise Co., Ltd.........       63,000         15,614
 Greatek Co., Ltd.......................       27,300         22,422
 Hey Song Corp..........................       96,000         27,666
 Ho Tung Chamical Corp..................       68,320         27,860
 *Hsinchu International Bank............      291,000        123,696

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 Ichia Technologies, Inc................       21,000    $    25,539
 *Infodissc Technology Co., Ltd.........       58,000         17,885
 K Laser Technology, Inc................       18,120         16,762
 Kaulin Manufacturing Co., Ltd..........       16,000         24,438
 *Kendra Rubber Industrial Co., Ltd.....       69,900         68,087
 *King Yuan Electronics Co., Ltd........       61,000         24,523
 Knowledge-Yield-Excellence Systems
   Corp.................................       23,521         23,724
 Lee Chang Yung Chemical Industry
   Corp.................................       67,980         23,705
 *Lelon Co., Ltd........................       23,400         14,903
 Li Shin International Enterprise
   Corp.................................       22,000         15,914
 Lien Hwa Industrial Corp...............      119,000         26,921
 Meiloon Co., Ltd.......................       15,600         24,726
 Mercuries & Associates, Ltd............       63,250         15,038
 Merry Electronics Co., Ltd.............       24,000         26,905
 *Microelectronics Technology, Inc......       45,000         13,357
 Mitac International Corp...............      322,000        112,746
 *Mustek Systems, Inc...................       36,000         18,882
 National Petroleum Co., Ltd............       33,325         24,682
 Nien Made Enterprise Co., Ltd..........       52,752        104,896
 *Opto Tech Corp........................       51,000         16,241
 *Orient Semiconductor Electronics,
   Ltd..................................      213,917         24,967
 Oriental Union Chemical Corp...........       59,000         63,421
 *Pacific Electric Wire & Cable Corp....      726,000         17,156
 *Pan-International Industrial..........       41,000         26,231
 Phihong Enterprise Co., Ltd............       35,160         21,582
 *Phoenix Precision Technology Corp.....       54,000         24,277
 Phoenixtec Power Co., Ltd..............      145,000        125,778
 *Picvue Electronics, Ltd...............      123,900         26,958
 Primax Electronics, Ltd................       57,680         28,424
 *Procomp Informatics, Ltd..............       21,250          8,818
 *Prodisc Technology Inc................       70,560         36,602
 *Q-Run Technology Co., Ltd.............       40,000         30,778
 *Ruentex Industries, Ltd...............      141,000         59,122
 *Runtex Development Co., Ltd...........      140,000         15,937
 Sampo Corp.............................      236,000         78,213
 *San Yang Industrial Co., Ltd..........      144,000         23,239
 Senao International Co., Ltd...........       29,000         22,565
 Sheng Yu Steel Co., Ltd................       98,000        105,343
 Shihlin Electric & Engineering Corp....       62,000         28,409
 *Shihlin Paper Corp....................       31,000         18,314
 *Shinkong Synthetic Fibers Co., Ltd....      159,000         24,285
 *Sinkong Spinning Co., Ltd.............       60,000         26,455
 Spring Soft Systems Co., Ltd...........        9,100         20,193
 Stark Technology, Inc..................       41,000         37,692
 Sunonwealth Electric Machine Industry
   Co., Ltd.............................       41,000         21,977
 Sunrex Technology Corp.................       31,050         31,140
 *Ta Chong Bank.........................      217,000         51,280
 Ta Ya Elec Wire & Cable Co., Ltd.......       87,000         25,072
 *Taichung Commercial Bank..............      184,000         26,513
 *Tainan Enterprises Co., Ltd...........       28,000         33,891
 *Tainan Spinning Co., Ltd..............      315,000         62,637
 Taiwan Acceptance Corp.................       37,000         29,643
 Taiwan Hon Chuan Enterprise Co.,
   Ltd..................................       16,000         23,009
 Taiwan Life Insurance Co., Ltd.........      108,500        100,058
 *Taiwan Mask Corp......................       49,720         23,785
 Taiwan Polypropylene Co., Ltd..........       28,560         23,539
 Taiwan Secom...........................      127,800        103,492
                                            SHARES         VALUE+
                                            ------         ------
 Taiwan Sogo Shinkong Security Co.,
   Ltd..................................       43,000    $    19,827
 *Taiwan Styrene Monomer Corp...........       30,000         25,504
 Taiwan Synthetic Rubber Corp...........      127,000         26,535
 *Taiwan Tea Corp.......................      163,000         14,421
 *Tecom, Ltd............................       39,900         13,798
 Test-Rite International Co., Ltd.......       78,500         54,973
 *The Chinese Bank......................      273,000         56,252
 *The Farmers Bank of China.............      224,000         50,352
 *Ton Yi Industrial Corp +..............      276,000         75,562
 Tong Yang Industry Co., Ltd............       89,150        116,640
 Transcend Information, Inc.............       62,000        140,259
 Tsann Kuen Enterprise Co., Ltd.........       47,000         57,023
 *Tung Ho Steel Enterprise Corp.........       78,750         19,517
 *Twinhead International Corp...........      121,000         18,307
 Tyc Brother Industrial Co., Ltd........       41,600         78,525
 U-Ming Marine Transport Corp...........       88,000         34,744
 *UPC Technology Corp...................       84,000         28,081
 *Union Bank of Taiwan..................      312,000         65,187
 *Union Insurance Co., Ltd..............       79,741         34,240
 *United Epitaxy Co., Ltd...............       50,000         29,539
 United Integration Service Co., Ltd....       29,000         24,236
 *Universal Scientific Industrial Co.,
   Ltd..................................       96,000         34,859
 *Usi Corp..............................       92,000         23,729
 Via Technologies, Inc..................       24,750         14,764
 *WUS Printed Circuit Co., Ltd..........       51,000         17,122
 *Walsin Technology Corp., Ltd..........       31,000         18,582
 *Wei Chuan Food Corp...................       70,000         16,542
 *Weltrend Semiconductor, Inc...........       29,000         21,395
 *Wintek Corp...........................       90,000         56,801
 *World Peace Industrial Co., Ltd.......       58,125         53,267
 *Yieh Phui Enterprise Co., Ltd.........       97,000         62,337
 Yosun Industrial Corp..................       17,500         21,182
 Yuen Foong Yu Paper Manufacturing Co.,
   Ltd..................................      153,265         49,248
 Yung Chi Paint & Varnish Manufacturing
   Co., Ltd.............................       28,000         29,291
 Yung Shin Pharmaceutical Industrial
   Co., Ltd.............................       33,000         24,061
 Yung Tay Engineering Co., Ltd..........      127,000         75,029
 *Zinwell Corp..........................       22,000         18,703
 *Zyxel Communication Corp..............       16,100         30,159
                                                         -----------
TOTAL COMMON STOCKS
  (Cost $6,132,390).....................                   5,954,815
                                                         -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Taiwan Dollar
   (Cost $60)...........................                          60
                                                         -----------
TOTAL -- TAIWAN
  (Cost $6,132,450).....................                   5,954,875
                                                         -----------
THAILAND -- (8.6%)
COMMON STOCKS -- (8.6%)
 *Adkinson Securities Public Co., Ltd.
   (Foreign)............................      138,150         28,464
 *Advance Agro Public Co., Ltd.
   (Foreign)............................      809,000        271,346
 Aeon Thana Sinsap (Thailand) Public
   Co., Ltd.............................       17,000         44,801
 *Amarin Plaza Public Co., Ltd.
   (Foreign)............................        8,880          2,085
 *Amata Corp. Public Co., Ltd...........      362,700         32,846

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Aromatics (Thailand) Public Co., Ltd.
   (Foreign)............................      284,000    $    88,452
 *Asian Properties, Ltd.................      735,000         70,436
 *Bangkok Dusit Medical Services Public
   Co., Ltd.............................       25,000         31,445
 Bangkok Expressway Public Co., Ltd.
   (Foreign)............................    1,170,400        434,624
 *Bangkok Land Public Co., Ltd.
   (Foreign)............................       65,200          5,373
 *Bangkok Rubber Public Co., Ltd.
   (Foreign)............................       14,600          1,959
 Banpu Public Co., Ltd. (Foreign).......      133,600        133,632
 Big C Supercenter Public Co., Ltd.
   (Foreign)............................       87,000         29,598
 *Cal-Comp Electronics (Thailand) Public
   Co., Ltd.............................      102,600         73,742
 *Capetronic International (Thailand)
   Public Co., Ltd. (Foreign)...........    1,020,399         20,046
 Capital Nomura Securities Public Co.,
   Ltd. (Foreign).......................       46,000         36,092
 *Central Paper Industry Public Co.,
   Ltd. (Foreign).......................       19,800            996
 Central Plaza Hotel Public Co., Ltd.
   (Foreign)............................       39,500         19,778
 *Ch Karnchang Public Co., Ltd.
   (Foreign)............................       62,800         23,922
 *Charoong Thai Wire & Cable Public Co.,
   Ltd..................................      130,000         27,252
 Compass East Ind-Foreign...............      122,000         51,442
 *DBS Thai Danu Bank Public Co., Ltd.
   (Foreign)............................    1,306,000        170,525
 *Dynasty Ceramic Public Co., Ltd.......      138,700         37,217
 Eastern Water Resources Development &
   Management Public Co., Ltd.
   (Foreign)............................       90,100         76,630
 *Five Stars Property Public Co., Ltd.
   (Foreign)............................        8,360          1,011
 *GFPT Public Co., Ltd..................       40,000         30,426
 GMM Grammy Public Co., Ltd.
   (Foreign)............................      460,000        247,964
 *Golden Land Property Development
   Public Co., Ltd. (Foreign)...........       99,416         21,317
 Hana Microelectronics Public Co., Ltd.
   (Foreign)............................       61,900        127,537
 *Hemaraj Land and Development Public
   Co., Ltd. (Foreign)..................      232,500         30,915
 ICC International Public Co., Ltd......      155,000         88,937
 *International Broadcasting Corp.
   Public Co., Ltd. (Foreign)...........       11,270          4,617
 *International Engineering Public Co.,
   Ltd. (Foreign).......................        2,000            273
 *Jasmine International Public Co., Ltd.
   (Foreign)............................      350,000         49,473
 *K.R. Precision Public Co., Ltd.
   (Foreign)............................      320,598         23,043
 KCE Electronics Public Co., Ltd.
   (Foreign)............................       20,400         32,501
 *KGI Securities One Public Co., Ltd.
   (Foreign)............................      383,146         15,972
 Kang Yong Electric Public Co., Ltd.
   (Foreign)............................        7,200         10,091
                                            SHARES         VALUE+
                                            ------         ------
 LPN Development Public Co., Ltd.
   (Foreign)............................       33,220    $    19,897
 Laguna Resorts & Hotels Public Co.,
   Ltd. (Foreign).......................       32,200         28,543
 *Loxley Public Co., Ltd. (Foreign).....       95,812         33,514
 *MBK Development Public Co., Ltd.......       68,000         57,834
 *MK Real Estate Development Public Co.,
   Ltd. (Foreign).......................        2,925          1,086
 *Media of Medias Public Co., Ltd.
   (Foreign)............................        9,100            894
 Muramoto Electronic (Thailand) Public
   Co., Ltd. (Foreign)..................        9,900         46,013
 Mutual Fund Public Co., Ltd.
   (Foreign)............................          500            958
 *Nation Multimedia Group Public Co.,
   Ltd. (Foreign).......................      146,259         41,698
 National Petrochemical Public Co., Ltd.
   (Foreign)............................      447,300        573,324
 *Noble Development Public Co., Ltd.....      155,200         32,535
 *Pacific Assets Public Co., Ltd.
   (Foreign)............................      141,000         18,579
 *Padaeng Industry Public Co., Ltd.
   (Foreign)............................       73,800         18,742
 Patum Rice Mill & Granary Public Co.,
   Ltd. (Foreign).......................        5,500          3,031
 *Phatra Insurance Public Co., Ltd......       10,000         34,020
 Phoenix Pulp and Paper Public Co., Ltd.
   (Foreign)............................       37,400         67,202
 *Pizza Public Co., Ltd. (Foreign)......       13,258         21,281
 *Prasit Development Public Co., Ltd.
   (Foreign)............................       29,700          1,067
 Quality Houses Public Co., Ltd.
   (Foreign)............................      234,000         36,440
 Regional Container Lines Public Co.,
   Ltd. (Foreign).......................       37,400         58,690
 *Robinson Department Store Public Co.,
   Ltd. (Foreign).......................       18,525          1,509
 Saha Pathana Inter-Holding Public Co.,
   Ltd..................................      350,000         69,598
 Saha-Union Public Co., Ltd. (Foreign)..      279,500        121,201
 *Sahaviriya Steel Industries Public
   Co., Ltd. (Foreign)..................      772,100        160,931
 *Samart Corp. Public Co., Ltd.
   (Foreign)............................       32,600         11,403
 Sammakorn Public Co., Ltd. (Foreign)...        7,500          4,187
 *Sansiri Public Co., Ltd...............      294,700         51,541
 *Semiconductor Ventures International
   Public Co., Ltd......................      122,266         33,393
 Serm Suk Public Co., Ltd. (Foreign)....       10,000          5,414
 *Shinawatra Satellite Public Co., Ltd.
   (Foreign)............................      153,700         51,184
 Siam Food Products Public Co., Ltd.
   (Foreign)............................        9,000         18,759
 Siam Industrial Credit Public Co.,
   Ltd..................................      352,862         58,754
 Siam Makro Public Co., Ltd. (Foreign)..       43,200         32,861
 *Sino-Thai Engineering & Construction
   Public Co., Ltd. (Foreign)...........       29,000          3,029
 Sri Trang Agro Industry Public Co.,
   Ltd. (Foreign).......................       20,331         13,882
 *Srithai Superware Public Co., Ltd.
   (Foreign)............................       16,400          3,065

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Standard Chartered Nakornthon Bank
   Public Co., Ltd. (Foreign)...........           54    $     4,269
 *Sun Tech Group Public Co., Ltd.
   (Foreign)............................       27,200          1,825
 *Supalai Public Co., Ltd. (Foreign)....      173,000          9,616
 *TCJ Motor Public Co., Ltd. (Foreign)..        7,300            805
 *TISCO Finance Public Co., Ltd.
   (Foreign)............................      745,900        375,273
 *TPI Polene Public Co., Ltd.
   (Foreign)............................      458,476        177,942
 *Tanayong Public Co., Ltd. (Foreign)...      261,000          6,253
 Thai German Ceramic Industry Public
   Co., Ltd. (Foreign)..................       36,100         34,595
 *Thai Gypsum Public Co., Ltd...........      650,000         58,242
 Thai Pineapple Public Co., Ltd.
   (Foreign)............................       13,420          8,520
 Thai Plastic and Chemicals Public Co.,
   Ltd. (Foreign).......................       40,500         87,326
 Thai Reinsurance Public Co., Ltd.
   (Foreign)............................      347,400         34,624
 Thai Rung Union Ca-Foreign.............      165,000         28,067
 Thai Stanley Electric (Thailand) Public
   Co., Ltd. (Foreign)..................       16,000         55,199
 *Thai Telephone & Telecommunication
   Public Co., Ltd. (Foreign)...........    1,020,000         83,575
 Thai Union Frozen Products Public Co.,
   Ltd. (Foreign).......................      678,520        365,757
 *Thai Vegetable Oil Public Co., Ltd.
   (Foreign)............................       80,000         36,799
 Thai Vegetable Oil-Foreign.............      161,300         74,196
 Thai Wacoal Public Co., Ltd............       78,000         40,177
 *Tipco Asphalt Public Co., Ltd.
   (Foreign)............................       95,200         47,440
 *Tuntex (Thailand) Public Co., Ltd.
   (Foreign)............................      126,728          8,866
 United Palm Oil Industry Public Co.,
   Ltd..................................       21,000         15,345
 Vanachai Group Co-Foreign..............      294,666         49,770
 *Vinythai Public Co., Ltd. (Foreign)...      820,604        202,497
                                                         -----------
TOTAL COMMON STOCKS
  (Cost $5,718,737).....................                   5,939,817
                                                         -----------
RIGHTS/WARRANTS -- (0.0%)
 *Adkinson Securities Public Co., Ltd.
   Warrants 01/16/04....................       69,075          2,218
 *Adkinson Securities Public Co., Ltd.
   Warrants 01/16/06....................       69,075          4,468
 *Quality Houses Public Co., Ltd.
   Warrants 10/19/06....................       46,800              0
 *Supalai Public Co., Ltd. Warrants
   2003.................................      173,000              0
                                                         -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                       6,686
                                                         -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Thailand Baht
   (Cost $0)............................                           0
                                                         -----------
TOTAL -- THAILAND
  (Cost $5,718,737).....................                   5,946,503
                                                         -----------
POLAND -- (4.4%)
COMMON STOCKS -- (4.4%)
 *Amica Wronki SA.......................       11,095         67,224
                                            SHARES         VALUE+
                                            ------         ------
 *Budimex SA............................       28,076    $   207,913
 *Cersanit-Krasnystaw SA................       22,217        317,085
 *Computerland SA.......................       12,399        288,145
 Debica SA..............................       19,184        406,047
 *Echo Investment SA....................        5,985         68,335
 *Farmacol SA...........................        9,811        126,814
 *Huta Ferrum SA........................        3,168          1,348
 *Impexmetal SA.........................        8,667         30,224
 *Kutnowskie Zaklady Farmaceutyczne
   Polfa SA.............................        1,889         83,932
 Lentex SA..............................        6,678         28,233
 *Mostostal Export SA...................       42,087         13,940
 *Mostostal Warszawa SA.................        7,600         21,182
 *Mostostal Zabrze Holding SA...........       18,293          3,399
 *Netia Holdings SA.....................       43,672         37,750
 *Ocean Company SA......................        8,530            276
 *Optimus Technologie...................        7,500         15,551
 Orbis SA...............................       25,000        107,715
 *Polifarb Cieszyn Wroclaw SA...........       63,053        127,345
 *Polska Grupa Farmaceutyczna SA........       13,463        134,140
 *Prosper SA............................        6,580         18,694
 Przedsiebiorstwo Farmaceutyczne JELFA
   SA...................................       12,988        153,890
 *Przedsiebiorstwo Telekomunikacyjne
   Szeptel A.S..........................       16,774         12,151
 *Raciborska Fabryka Kotlow SA..........        7,076          9,527
 *Softbank SA...........................       39,370        206,735
 *Sokolowskie Zaklady Miesne SA.........      191,370        116,981
 *Stalexport SA.........................       11,514          5,364
 Zaklady Metali Lekkich Kety SA.........       19,615        427,846
                                                         -----------
TOTAL -- POLAND
  (Cost $2,767,799).....................                   3,037,786
                                                         -----------
HUNGARY -- (4.3%)
COMMON STOCKS -- (4.3%)
 *Danubius Hotel & Spa RT...............       44,330        689,994
 Delmagyarorszagi Aramszolgaltato Demasz
   RT...................................       10,369        548,491
 *Fotex First Hungarian-American Photo
   Service Co...........................      312,246        192,931
 Globus Konzervipari RT.................       24,730        122,475
 *Mezogazdasagi Gepgyarto
   Reszvenytarsasag (Mezogep)...........       38,342        231,482
 *North American Business Industries
   RT...................................       20,610        265,383
 Pannonplast P.L.C......................       24,514        178,061
 *Raba Hungarian Railway Carriage &
   Machine Works........................       68,807        340,765
 *Synergon Information Systems Ltd.,
   Budapest.............................       30,190         76,894
 Tiszantuli Aramszolgaltato RT Titasz,
   Debrecen.............................        1,801         67,490
 *Zalakeramia, Ltd......................       33,689        247,883
 *Zwack Unicum Liqueur Industry &
   Trading Co., Ltd.....................        1,100         36,837
                                                         -----------
TOTAL -- HUNGARY
  (Cost $3,162,283).....................                   2,998,686
                                                         -----------
PHILIPPINES -- (4.0%)
COMMON STOCKS -- (4.0%)
 Alaska Milk Corp.......................    1,404,000         68,526

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Bacnotan Consolidated Industries,
   Inc..................................      122,234    $    21,914
 *Bankard, Inc..........................      412,000         10,828
 *Belle Corp............................   20,937,000        169,005
 *C & P Homes, Inc......................    6,477,000         18,238
 *Digital Telecommunications
   (Philippines), Inc...................   19,173,000        259,143
 *EEI Corp..............................    1,108,000          8,944
 *East Asia Power Resources Corp........    1,185,250            779
 *Fil-Estate Land, Inc..................    3,170,700          8,333
 *Filinvest Development Corp............    4,664,500         91,066
 *Filinvest Land, Inc...................   25,798,050        401,960
 Ginebra San Miguel, Inc................      372,000        181,566
 *Global Equities, Inc..................      886,462          1,290
 *Guoco Holdings (Philippines), Inc.....    2,920,000          4,796
 *House of Investments, Inc.............      732,000          6,596
 *International Container Terminal
   Services, Inc........................    4,593,837        212,143
 Ionics Circuits, Inc...................      769,825          8,960
 Kepphil Shipyard, Inc..................      610,000          3,321
 *Lepanto Consolidated Mining Co.
   Series B.............................    1,925,000          7,408
 MUI Resources (Philippines), Inc.......    1,759,970         19,493
 *Mabuhay Holdings Corp.................      516,000            799
 *Macroasia Corp........................    2,237,500         19,951
 *Manila Jockey Club, Inc...............       54,426          8,174
 *Megaworld Properties & Holdings,
   Inc..................................   18,553,500        195,043
 *Metro Pacific Corp....................   31,103,860         96,342
 *Negros Navigation Co., Inc............       31,100            251
 *PDCP Development Bank.................       77,000            867
 *Philex Mining Corp. Series B..........      150,000            788
 *Philippine Bank of Communications.....       14,726         22,115
 *Philippine National Bank..............      424,000        151,230
 *Philippine National Construction
   Corp.................................      173,000         12,260
 Philippine Savings Bank................      317,212        166,734
 *Picop Resources, Inc..................    1,125,000          1,119
 *Pilipino Telephone Corp...............    1,692,000          9,529
 *Pryce Properties Corp.................    2,732,900          5,900
 *RFM Corp..............................    2,378,934         29,921
 Republic Glass Holding Corp............      507,500         15,053
 Robinson's Land Corp. Series B.........    3,402,000         89,409
 SM Development Corp....................    4,971,000        104,515
 Soriano (A.) Corp......................    3,430,211         41,855
 *Swift Foods, Inc......................    1,189,467         10,718
 Union Bank of the Philippines..........       47,500         15,604
 *United Paragon Mining Corp............      322,500            331
 *Universal Rightfield Property
   Holdings, Inc........................    1,062,000            588
 Universal Robina Corp..................    3,158,100        243,068
 *Urban Bank, Inc.......................        5,658              0
 *Victorias Milling Co., Inc............      139,680          2,281
 *Vitarich Corp.........................      176,000            727
 *iVantage Equities, Inc................      593,400          4,344
                                                         -----------
TOTAL -- PHILIPPINES
  (Cost $5,729,930).....................                   2,753,825
                                                         -----------
                                            SHARES         VALUE+
                                            ------         ------
ARGENTINA -- (2.7%)
COMMON STOCKS -- (2.7%)
 *Acindar Industria Argentina de Aceros
   SA Series B..........................      459,031    $   351,602
 *Alpargatas SA Industrial y Comercial..        1,007          1,085
 Atanor Cia Nacional para la Industria
   Quimica SA Series D..................       58,050        100,093
 *Banco del Sud Sociedad Anonima
   Series B.............................       89,000         48,694
 *Banco Suquia SA.......................       76,789         12,604
 *CINBA SA (Cia de Bebidao y
   Alimentos)...........................       15,000          6,217
 *Capex SA Series A.....................       26,370         20,111
 *Celulosa Argentina SA Series B........        6,375          6,046
 *Central Costanera SA Series B.........       50,000         50,899
 *Central Puerto SA Series B............       61,000         21,238
 *Cresud SA Comercial Industrial
   Financiera y Agropecuaria............      155,401        126,246
 *DYCASA SA (Dragados y Construcciones
   Argentina) Series B..................       23,052         23,619
 *Ferrum SA de Ceramica y Metalurgica
   Series B.............................       25,200         16,503
 *Fiplasto SA Comercial y Industrial
   Series B.............................        6,000          3,780
 *Garovaglio y Zorraquin SA.............       14,160          4,508
 *IRSA Inversiones y Representaciones
   SA...................................      306,635        256,224
 *Importadora y Exportadora de la
   Patagonia Series B...................       11,500         37,465
 *Introductora de Buenos Aires SA
   Series A.............................        9,832          5,216
 *Juan Minetti SA.......................      131,531         96,823
 Ledesma S.A.A.I........................      387,128        223,358
 *Polledo SA Industrial y Constructora y
   Financiera...........................       88,891         30,359
 *Quimica Estrella SA Series B..........       27,200         11,274
 *Renault Argentina SA..................      276,000        166,563
 *Sol Petroleo SA.......................       50,662         13,271
 *Solvay Indupa S.A.I.C.................      370,500        244,477
                                                         -----------
TOTAL COMMON STOCKS
  (Cost $2,670,822).....................                   1,878,275
                                                         -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Argentine Peso
   (Cost $10,393).......................                      12,745
                                                         -----------
PREFERRED STOCKS -- (0.0%)
 *Quimica Estrella New Preferred Shares
   (Cost $3,163)........................        3,260          1,005
                                                         -----------
TOTAL -- ARGENTINA
  (Cost $2,684,378).....................                   1,892,025
                                                         -----------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                             FACE
                                            AMOUNT         VALUE+
                                            ------         ------
                                             (000)
TEMPORARY CASH INVESTMENTS -- (3.4%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $2,423,000 FNMA
   Discount Notes 1.17%, 06/30/03,
   valued at $2,419,971) to be
   repurchased at $2,384,238
   (Cost $2,384,000)....................  $     2,384    $ 2,384,000
                                                         -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $74,167,400)++..................                 $69,277,575
                                                         ===========

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $74,167,945

                See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                            FACE
                                           AMOUNT       VALUE+
                                           ------       ------
                                           (000)
COMMERCIAL PAPER -- (45.6%)
Barton Capital Corp.
    1.250%, 06/10/03....................  $ 12,600  $   12,596,500
    1.250%, 06/17/03....................    25,800      25,786,561
CBA (DE) Finance, Inc.
    1.250%, 06/10/03....................     6,600       6,598,166
CDC Commercial Paper Corp.
    1.230%, 06/02/03....................    25,700      25,700,000
    1.250%, 06/03/03....................    12,200      12,199,575
Ciesco L.P.
    1.240%, 06/09/03....................     8,200       8,198,007
Compass Securitization LLC
    1.270%, 06/23/03....................    38,000      37,972,511
DuPont (E.I.) de Nemours & Co., Inc.
    1.200%, 06/18/03....................    37,900      37,879,109
Eksportfinans ASA
    1.200%, 06/02/03....................    37,600      37,600,000
    1.250%, 06/10/03....................     1,181       1,180,672
Electricite de France
    1.180%, 06/20/03....................    30,000      29,981,400
Kittyhawk Funding Corp.
    1.250%, 06/03/03....................     7,670       7,669,731
    1.280%, 06/12/03....................     4,000       3,998,600
    1.250%, 06/18/03....................    19,955      19,943,913
    1.250%, 06/20/03....................     7,008       7,003,620
Koch Industries, Inc.
    1.330%, 06/02/03....................     9,000       9,000,000
    1.220%, 06/09/03....................    29,600      29,592,804
Marsh & McLennan Co., Inc.
    1.230%, 06/04/03....................    15,300      15,298,937
    1.200%, 06/06/03....................    14,500      14,497,986
Novartis Finance Corp.
    1.200%, 06/16/03....................     5,600       5,597,277
Paccar Financial Corp.
    1.200%, 06/19/03....................     4,500       4,497,365
Pfizer, Inc.
    1.200%, 06/05/03....................     2,400       2,399,750
    1.190%, 06/17/03....................    16,000      15,991,666
Rabobank
    1.320%, 06/02/03....................    23,500      23,500,000
    1.220%, 06/04/03....................    15,100      15,098,950
Sheffield Receivables Corp.
    1.290%, 06/09/03....................    14,200      14,196,521
    1.250%, 06/11/03....................    23,900      23,892,471
    1.250%, 06/19/03....................       500         499,705
Shell Finance UK
    1.310%, 06/02/03....................    20,600      20,600,000
    1.200%, 06/06/03....................    18,000      17,997,500
Toyota Motor Credit Corp.
    1.220%, 06/02/03....................     4,600       4,600,000
    1.200%, 06/06/03....................     9,100       9,098,736
    1.240%, 06/16/03....................     3,400       3,398,347
    1.220%, 06/17/03....................    20,200      20,189,478
UBS Finance, Inc.
    1.350%, 06/02/03....................     2,600       2,600,000
    1.230%, 06/05/03....................    36,000      35,996,249
Windmill Funding Corp.
    1.240%, 06/02/03....................    34,000      34,000,000
    1.250%, 06/20/03....................     3,800       3,797,644
                                                    --------------
TOTAL COMMERCIAL PAPER
  (Cost $600,631,525)...................               600,649,751
                                                    --------------
AGENCY OBLIGATIONS -- (33.3%)
Federal Farm Credit Bank
    4.375%, 04/15/05....................    25,200      26,619,894
                                            FACE
                                           AMOUNT       VALUE+
                                           ------       ------
                                           (000)

Federal Home Loan Bank
    3.625%, 10/15/04....................  $ 41,600  $   42,929,078
    2.000%, 11/15/04....................    20,000      20,203,020
    2.125%, 12/15/04....................    57,000      57,686,337
    1.875%, 02/15/05....................    30,000      30,267,690
    1.625%, 04/15/05....................    50,000      50,203,150
    1.500%, 05/13/05....................    31,000      31,047,275
    4.125%, 05/13/05....................    17,000      17,879,971
Federal Home Loan Mortgage Corporation
    1.875%, 01/15/05....................    15,000      15,126,390
    3.875%, 02/15/05....................    14,500      15,123,892
    1.750%, 05/15/05....................    33,000      33,209,616
Federal National Mortgage Association
    1.200%, 06/11/03....................     1,056       1,055,678
    3.875%, 03/15/05....................    25,000      26,129,700
Student Loan Marketing Association
    2.000%, 03/15/05....................    70,000      70,756,910
                                                    --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $435,901,243)...................               438,238,601
                                                    --------------
BONDS -- (21.0%)
African Development Bank
    6.750%, 10/01/04....................     9,930      10,618,616
Bayerische Landesbank NY
    4.125%, 01/14/05....................    15,780      16,408,454
BP Capital Markets P.L.C.
    4.000%, 04/29/05....................     7,450       7,797,543
Canada Mortgage and Housing Corp.
    7.200%, 02/01/05....................    20,000      21,948,340
European Investment Bank Corporate Bonds
    4.000%, 03/15/05....................    30,000      31,412,520
General Electric Capital Corp.
    4.250%, 01/28/05....................    29,200      30,560,282
International Finance Corp.
    7.125%, 04/06/05....................    38,400      42,290,611
KFW International Finance, Inc.
    4.250%, 04/18/05....................    37,000      38,874,864
Merck & Co., Inc.
    4.125%, 01/18/05....................    10,535      10,952,312
Norwest Financial, Inc.
    7.600%, 05/03/05....................     5,000       5,568,045
Oesterreich Kontrollbank Corporate Bonds
    3.625%, 10/18/04....................    30,000      30,947,340
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    3.500%, 10/22/04....................    28,500      29,380,821
                                                    --------------
TOTAL BONDS
  (Cost $275,270,050)...................               276,759,748
                                                    --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $1,406,000 FNMA
   Discount Notes 1.17%, 06/30/03,
   valued at $1,404,243) to be
   repurchased at $1,383,138
   Cost ($1,383,000)....................     1,383       1,383,000
                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,313,185,818)++...............            $1,317,031,100
                                                    ==============

--------------------

  +  See Note B to Financial Statements
 ++  The cost for federal income tax purposes is $1,313,185,818

                See accompanying Notes to Financial Statements.

                  THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                           FACE
                                          AMOUNT       VALUE+
                                          ------       ------
                                           (000)
UNITED STATES -- (99.5%)
AGENCY OBLIGATIONS -- (55.7%)
Federal Farm Credit Bank
    4.375%, 04/15/05....................  $20,200   $ 21,338,169
Federal Home Loan Bank
    3.625%, 10/15/04....................  21,000      21,670,929
    2.000%, 11/15/04....................  22,000      22,223,322
    2.125%, 12/15/04....................  49,000      49,590,009
    4.125%, 01/14/05....................  46,000      48,065,400
    1.625%, 04/15/05....................  58,000      58,235,654
    4.625%, 04/15/05....................  20,000      21,195,980
    4.125%, 05/13/05....................  51,200      53,850,266
    7.250%, 05/13/05....................  34,365      38,269,517
Federal Home Loan Mortgage Corporation
    3.250%, 11/15/04....................  17,000      17,482,715
    1.875%, 01/15/05....................  31,000      31,261,206
    6.875%, 01/15/05....................  65,000      70,735,665
    3.875%, 02/15/05....................   7,000       7,301,189
    1.750%, 05/15/05....................  46,000      46,292,192
Federal National Mortgage Association
    7.125%, 02/15/05....................  25,000      27,432,125
    3.875%, 03/15/05....................   6,000       6,271,128
                                                    ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $537,570,560)...................             541,215,466
                                                    ------------
BONDS -- (40.4%)
BP Capital Markets P.L.C.
    4.000%, 04/29/05....................  15,000      15,699,750
Bank Austria Creditanstalt AG
    7.375%, 02/11/05....................  26,800      29,394,240
Bank Nederlandse Gemeenten Medium Term
  Notes
    7.875%, 03/07/05....................  11,000      12,214,400
Bayerische Landesbank Girozentrale
    4.125%, 01/14/05....................   6,780       7,050,020
British Columbia (Province of)
    7.250%, 02/08/05....................  19,200      21,043,200
CDC IXIS
    4.000%, 03/07/05....................  25,000      26,095,000
Caisse Francaise de Developpement
    5.875%, 05/06/05....................  10,500      11,369,400
Canada Mortgage and Housing Corp.
    7.200%, 02/01/05....................  13,598      14,922,676
Denmark (Kingdom of) Medium Term Notes
    6.250%, 09/02/04....................  20,000      21,236,000
Deutsche Postbank
    5.750%, 02/04/05....................  18,000      19,368,000
European Investment Bank
    5.625%, 02/03/05....................  27,000      28,900,800
                                           FACE
                                          AMOUNT       VALUE+
                                          ------       ------
                                           (000)
General Electric Capital Corp.
    4.250%, 01/28/05....................  $20,690   $ 21,653,844
Inter-American Development Bank
  Corporate Bonds
    7.500%, 04/05/05....................   7,851       8,712,255
International Finance Corp.
    7.875%, 02/28/05....................   7,500       8,330,250
    7.125%, 04/06/05....................  19,800      21,806,096
KFW International Finance, Inc.
    4.250%, 04/18/05....................  26,000      27,317,472
Landesbank Baden-Wuerttemberg
    4.250%, 01/24/05....................  23,000      24,053,400
Nordic Investment Bank
    7.500%, 04/11/05....................   5,000       5,547,850
Oesterreich Kontrollbank Corporate Bonds
    3.625%, 10/18/04....................  23,000      23,726,294
Rabobank
    7.375%, 03/23/05....................  19,100      21,094,040
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    3.500%, 10/22/04....................  22,000      22,679,932
                                                    ------------
TOTAL BONDS
  (Cost $389,955,295)...................             392,214,919
                                                    ------------
COMMERCIAL PAPER -- (3.4%)
Barton Capital Corp.
    1.240%, 06/19/03....................  22,000      21,987,117
Sheffield Receivables Corp.
    1.250%, 06/03/03....................   6,000       5,999,790
Windmill Funding Corp.
    1.240%, 06/02/03....................   5,000       5,000,000
                                                    ------------
TOTAL COMMERCIAL PAPER
  (Cost $32,984,633)....................              32,986,907
                                                    ------------
TOTAL -- UNITED STATES
  (Cost $960,510,488)...................             966,417,292
                                                    ------------

                                          SHARES
                                          ------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $1,421)........................                   1,822
                                                    ------------
CANADA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Canadian Dollars
   (Cost $366)..........................                     377
                                                    ------------

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
CONTINUED

                                           FACE
                                          AMOUNT       VALUE+
                                          ------       ------
                                           (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $4,473,000 FHLB
   Notes 1.69%, 10/15/04, valued at
   $4,489,774) to be repurchased at
   $4,423,442
   (Cost $4,423,000)....................  $4,423    $  4,423,000
                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $964,935,275)++.................            $970,842,491
                                                    ============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $964,935,275

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                 THE U.S.    THE ENHANCED   THE U.S.     THE U.S.
                                   LARGE      U.S. LARGE    LARGE CAP    SMALL XM
                                  COMPANY      COMPANY        VALUE       VALUE
                                  SERIES        SERIES       SERIES       SERIES
                                -----------  ------------  -----------  ----------
ASSETS:
Investments at Value
  (including $409,786, $0,
  $270,324 and $23,666 of
  securities on loan,
  respectively)...............  $ 2,994,115   $  122,420   $ 2,240,653  $  432,668
Cash..........................        4,717           --             1          --
Receivables:
  Investment Securities
    Sold......................           --           --            42       4,375
  Dividends, Interest, and Tax
    Reclaims..................        3,921          706         3,564         695
  Securities Lending Income...           20           --            13          13
  Fund Shares Sold............          294           18           323          51
  Futures Margin Variation....        1,171        1,431            --          --
Unrealized Gain on Swap
  Contracts...................           --        2,200            --          --
Prepaid Expenses and Other
  Assets......................           26            5            19           5
                                -----------   ----------   -----------  ----------
    Total Assets..............    3,004,264      126,780     2,244,615     437,807
                                -----------   ----------   -----------  ----------
LIABILITIES:
Payables:
  Collateral on Securities
    Loaned....................      418,199           --       278,991      25,303
  Investment Securities
    Purchased.................           --           --            --       4,750
  Fund Shares Redeemed........       25,186           --        18,026       3,000
  Due to Advisor..............           52            5           156          58
Accrued Expenses and Other
  Liabilities.................          175           29           113          40
                                -----------   ----------   -----------  ----------
    Total Liabilities.........      443,612           34       297,286      33,151
                                -----------   ----------   -----------  ----------
NET ASSETS....................  $ 2,560,652   $  126,746   $ 1,947,329  $  404,656
                                ===========   ==========   ===========  ==========
SHARES OUTSTANDING $.01 PAR
  VALUE.......................          N/A   17,488,855   143,241,671  46,179,858
                                ===========   ==========   ===========  ==========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE..          N/A   $     7.25   $     13.59  $     8.76
                                ===========   ==========   ===========  ==========
Investments at Cost...........  $ 2,759,708   $  122,000   $ 2,172,911  $  478,086
                                ===========   ==========   ===========  ==========

                                 THE U.S.                   THE U.S.       THE DFA
                                 SMALL CAP     THE U.S.       MICRO     INTERNATIONAL
                                   VALUE      SMALL CAP        CAP          VALUE
                                  SERIES        SERIES       SERIES        SERIES
                                -----------  ------------  -----------  -------------
ASSETS:
Investments at Value
  (including $124,499,
  $103,803, $88,120 and
  $158,994 of securities on
  loan, respectively).........  $ 3,460,040  $  1,133,308  $ 2,043,296  $  1,328,458
Cash..........................            1             1           --            16
Receivables:
  Investment Securities
    Sold......................       15,380         3,082        3,023         6,839
  Dividends, Interest, and Tax
    Reclaims..................        1,938           497          740         5,781
  Securities Lending Income...          110            53          123           204
  Fund Shares Sold............          476         1,465          402         6,899
Prepaid Expenses and Other
  Assets......................           21             6           30             8
                                -----------  ------------  -----------  ------------
    Total Assets..............    3,477,966     1,138,412    2,047,614     1,348,205
                                -----------  ------------  -----------  ------------
LIABILITIES:
Payables:
  Collateral on Securities
    Loaned....................      138,341       108,877       96,293       167,961
  Investment Securities
    Purchased.................       23,852         6,579        4,087           795
  Fund Shares Redeemed........       17,793           244           --           230
  Due to Advisor..............          428            24          152           190
Accrued Expenses and Other
  Liabilities.................          317            79          172           189
                                -----------  ------------  -----------  ------------
    Total Liabilities.........      180,731       115,803      100,704       169,365
                                -----------  ------------  -----------  ------------
NET ASSETS....................  $ 3,297,235  $  1,022,609  $ 1,946,910  $  1,178,840
                                ===========  ============  ===========  ============
SHARES OUTSTANDING $.01 PAR
  VALUE.......................  215,586,965    93,627,418  247,540,352   117,912,244
                                ===========  ============  ===========  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE..  $     15.29  $      10.92  $      7.87  $      10.00
                                ===========  ============  ===========  ============
Investments at Cost...........  $ 3,495,613  $  1,204,841  $ 1,851,620  $  1,392,351
                                ===========  ============  ===========  ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                    THE          THE       THE UNITED       THE
                                 JAPANESE    PACIFIC RIM     KINGDOM    CONTINENTAL
                                   SMALL        SMALL         SMALL        SMALL
                                  COMPANY      COMPANY       COMPANY      COMPANY
                                  SERIES        SERIES       SERIES        SERIES
                                -----------  ------------  -----------  ------------
ASSETS:
Investments at Value
  (including $54,948, $5,431,
  $0 and $43,025 of securities
  on loan, respectively)......  $   273,691  $    120,122  $   113,418  $    340,762
Cash..........................           --            11           16            15
Receivables:
  Investment Securities
    Sold......................          620           433          270           155
  Dividends, Interest, and Tax
    Reclaims..................        1,716           394          470         1,763
  Securities Lending Income...           58             7           --           107
  Fund Shares Sold............          529            --           --            --
Prepaid Expenses and Other
  Assets......................            2             1            1             4
                                -----------  ------------  -----------  ------------
    Total Assets..............      276,616       120,968      114,175       342,806
                                -----------  ------------  -----------  ------------
LIABILITIES:
Payables:
  Collateral on Securities
    Loaned....................       58,741         6,588           --        43,324
  Investment Securities
    Purchased.................           --            25            7           109
  Fund Shares Redeemed........            1            --            1             2
  Due to Advisor..............           18             9            9            24
Accrued Expenses and Other
  Liabilities.................           38            43           27            51
                                -----------  ------------  -----------  ------------
    Total Liabilities.........       58,798         6,665           44        43,510
                                -----------  ------------  -----------  ------------
NET ASSETS....................  $   217,818  $    114,303  $   114,131  $    299,296
                                ===========  ============  ===========  ============
SHARES OUTSTANDING $.01 PAR
  VALUE.......................          N/A           N/A          N/A           N/A
                                ===========  ============  ===========  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE..          N/A           N/A          N/A           N/A
                                ===========  ============  ===========  ============
Investments at Cost...........  $   452,982  $    173,347  $   102,740  $    305,274
                                ===========  ============  ===========  ============

                                    THE      THE EMERGING    THE DFA         THE DFA
                                 EMERGING      MARKETS       ONE-YEAR    TWO-YEAR GLOBAL
                                  MARKETS     SMALL CAP    FIXED INCOME   FIXED INCOME
                                  SERIES        SERIES        SERIES         SERIES
                                -----------  ------------  ------------  ---------------
ASSETS:
Investments at Value..........  $   405,117  $    69,278   $ 1,317,031    $    970,842
Cash..........................           16          344            --              15
Receivables:
  Investment Securities
    Sold......................            2           23            --              --
  Dividends, Interest, and Tax
    Reclaims..................        1,601          273         4,742          10,129
  Fund Shares Sold............          597           73            --             736
Prepaid Expenses and Other
  Assets......................            2           --             8              10
                                -----------  ------------  -----------    ------------
    Total Assets..............      407,335       69,991     1,321,781         981,732
                                -----------  ------------  -----------    ------------
LIABILITIES:
Payables:
  Investment Securities
    Purchased.................           39          477            --              --
  Fund Shares Redeemed........        1,157           --           369              --
  Due to Advisor..............           32           11            54              40
  Deferred Thailand Capital
    Gains Tax.................        1,480          277            --              --
Accrued Expenses and Other
  Liabilities.................          236           31            78              76
                                -----------  ------------  -----------    ------------
    Total Liabilities.........        2,944          796           501             116
                                -----------  ------------  -----------    ------------
NET ASSETS....................  $   404,391  $    69,195   $ 1,321,280    $    981,616
                                ===========  ============  ===========    ============
SHARES OUTSTANDING $.01 PAR
  VALUE.......................          N/A          N/A   130,260,625      95,941,492
                                ===========  ============  ===========    ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE.......................          N/A          N/A   $     10.14    $      10.23
                                ===========  ============  ===========    ============
Investments at Cost...........  $   411,339  $    74,167   $ 1,313,186    $    964,935
                                ===========  ============  ===========    ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                THE U.S.   THE ENHANCED  THE U.S.   THE U.S.
                                  LARGE     U.S. LARGE   LARGE CAP  SMALL XM
                                 COMPANY     COMPANY       VALUE     VALUE
                                 SERIES       SERIES      SERIES     SERIES
                                ---------  ------------  ---------  --------
INVESTMENT INCOME
  Dividends...................  $  22,235         --     $ 15,215   $ 3,594
  Interest....................        288    $ 1,002          142        78
  Income from Securities
    Lending...................        136         --           79        78
                                ---------    -------     --------   -------
    Total Investment Income...     22,659      1,002       15,436     3,750
                                ---------    -------     --------   -------
EXPENSES
  Investment Advisory
    Services..................        307         27          849       357
  Accounting & Transfer Agent
    Fees......................        184         55          320        57
  Custodian Fees..............         49         12           81        35
  Legal Fees..................         13         --            7         2
  Audit Fees..................         18          1           12         7
  Shareholders' Reports.......         32          1            4        --
  Trustees' Fees and
    Expenses..................         30          1           12         2
  Other.......................         59          4           16         7
                                ---------    -------     --------   -------
    Total Expenses............        692        101        1,301       467
                                ---------    -------     --------   -------
  NET INVESTMENT INCOME
    (LOSS)....................     21,967        901       14,135     3,283
                                ---------    -------     --------   -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................   (131,142)       802      (53,631)   31,750
  Net Realized Gain (Loss) on
    Futures...................        478     (2,228)          --        --
  Net Realized Gain (Loss) on
    Swap Contracts............         --        387           --        --
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency........    189,547          8      140,620     5,002
    Futures...................      1,207      5,983           --        --
    Swap Contracts............         --        220           --        --
                                ---------    -------     --------   -------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES.....     60,090      5,172       86,989    36,752
                                ---------    -------     --------   -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $  82,057    $ 6,073     $101,124   $40,035
                                =========    =======     ========   =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                THE U.S.   THE U.S.  THE U.S.     THE DFA
                                SMALL CAP   SMALL     MICRO    INTERNATIONAL
                                  VALUE      CAP       CAP         VALUE
                                 SERIES     SERIES    SERIES      SERIES
                                ---------  --------  --------  -------------
INVESTMENT INCOME
  Dividends (Net of Foreign
    Taxes Withheld of $0, $0,
    $0 and $2,052,
    respectively).............  $ 12,711   $  3,759  $  5,973    $ 19,540
  Interest....................       279         81       163         144
  Income from Securities
    Lending...................       555        238       528         923
                                --------   --------  --------    --------
    Total Investment Income...    13,545      4,078     6,664      20,607
                                --------   --------  --------    --------
EXPENSES
  Investment Advisory
    Services..................     2,850        126       794       1,052
  Accounting & Transfer Agent
    Fees......................       537        158       299         348
  Custodian Fees..............       136         40        75         149
  Legal Fees..................        10          5         2           7
  Audit Fees..................        14          6         2           8
  Shareholders' Reports.......        23         10        19          13
  Trustees' Fees and
    Expenses..................        25          9         1           5
  Other.......................        24          8        14          40
                                --------   --------  --------    --------
    Total Expenses............     3,619        362     1,206       1,622
                                --------   --------  --------    --------
  NET INVESTMENT INCOME
    (LOSS)....................     9,926      3,716     5,458      18,985
                                --------   --------  --------    --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN
  CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................   132,044    (18,178)  (31,116)    (20,665)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............        --         --        --         508
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
    Foreign Currency..........   150,206    111,380   244,380      82,548
  Translation of Foreign
    Currency Denominated
    Amounts...................        --         --        --         166
                                --------   --------  --------    --------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........   282,250     93,202   213,264      62,557
                                --------   --------  --------    --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $292,176   $ 96,918  $218,722    $ 81,542
                                ========   ========  ========    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                  THE      THE UNITED      THE
                                THE JAPANESE  PACIFIC RIM   KINGDOM    CONTINENTAL
                                   SMALL         SMALL       SMALL        SMALL
                                  COMPANY       COMPANY     COMPANY      COMPANY
                                   SERIES       SERIES       SERIES      SERIES
                                ------------  -----------  ----------  -----------
INVESTMENT INCOME
  Dividends (Net of Foreign
    Taxes Withheld of $230,
    $63, $181 and $869,
    respectively).............    $  1,991      $ 2,088     $ 1,800      $ 5,388
  Interest....................          21           18          15          174
  Income from Securities
    Lending...................         309           48          --          333
                                  --------      -------     -------      -------
    Total Investment Income...       2,321        2,154       1,815        5,895
                                  --------      -------     -------      -------
EXPENSES
  Investment Advisory
    Services..................         100           57          49          130
  Accounting & Transfer Agent
    Fees......................         123           69          60          159
  Custodian Fees..............          33           43          11           64
  Legal Fees..................           1           --           1            1
  Audit Fees..................           1            1           1            1
  Shareholders' Reports.......           1           --           1            1
  Trustees' Fees and
    Expenses..................          --            1          --            1
  Other.......................           7            5           4            9
                                  --------      -------     -------      -------
    Total Expenses............         266          176         127          366
                                  --------      -------     -------      -------
    NET INVESTMENT INCOME
      (LOSS)..................       2,055        1,978       1,688        5,529
                                  --------      -------     -------      -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN
  CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................     (20,010)      (1,800)        (43)       9,367
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............          (2)          11         (11)         203
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
    Foreign Currency..........      54,625       17,641      13,069       37,469
  Translation of Foreign
    Currency Denominated
    Amounts...................         (10)          --          13          151
                                  --------      -------     -------      -------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........      34,603       15,852      13,028       47,190
                                  --------      -------     -------      -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................    $ 36,658      $17,830     $14,716      $52,719
                                  ========      =======     =======      =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                             THE
                                  THE     EMERGING     THE DFA         THE DFA
                                EMERGING   MARKETS     ONE-YEAR    TWO-YEAR GLOBAL
                                MARKETS   SMALL CAP  FIXED INCOME   FIXED INCOME
                                 SERIES    SERIES       SERIES         SERIES
                                --------  ---------  ------------  ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign
    Taxes Withheld of $810,
    $52, $0 and $0,
    respectively).............  $ 5,476    $  890           --              --
  Interest....................       66        15      $10,372         $ 9,746
                                -------    ------      -------         -------
    Total Investment Income...    5,542       905       10,372           9,746
                                -------    ------      -------         -------
EXPENSES
  Investment Advisory
    Services..................      172        53          282             221
  Accounting & Transfer Agent
    Fees......................      198        32          136             299
  Custodian Fees..............      202        56           49              39
  Legal Fees..................        1        --            1               2
  Audit Fees..................        2         1            2               3
  Shareholders' Reports.......        4        --            4               4
  Trustees' Fees and
    Expenses..................        4         1           10               3
  Other.......................       12         1            7               4
                                -------    ------      -------         -------
    Total Expenses............      595       144          491             575
                                -------    ------      -------         -------
  NET INVESTMENT INCOME
    (LOSS)....................    4,947       761        9,881           9,171
                                -------    ------      -------         -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN
  CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................     (676)      252        8,066          10,620
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............      (87)      (63)          --            (298)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
    Foreign Currency..........   43,611     8,896          (18)           (307)
  Translation of Foreign
    Currency Denominated
    Amounts...................       30         2           --             306
  Deferred Thailand Capital
    Gains Tax.................     (615)      (58)          --              --
                                -------    ------      -------         -------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........   42,263     9,029        8,048          10,321
                                -------    ------      -------         -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $47,210    $9,790      $17,929         $19,492
                                =======    ======      =======         =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                           THE ENHANCED
                                                            U.S. LARGE
                                THE U.S. LARGE            COMPANY SERIES          THE U.S. LARGE CAP        THE U.S. SMALL XM
                                COMPANY SERIES                                       VALUE SERIES              VALUE SERIES
                           ------------------------  ------------------------  ------------------------  ------------------------
                           SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                             ENDED         ENDED       ENDED         ENDED       ENDED         ENDED       ENDED         ENDED
                            MAY 31,      NOV. 30,     MAY 31,      NOV. 30,     MAY 31,      NOV. 30,     MAY 31,      NOV. 30,
                              2003         2002         2003         2002         2003         2002         2003         2002
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)               (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $   21,967   $    42,191  $      901   $     2,427  $   14,135   $    24,626  $    3,283   $     8,461
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......    (131,142)     (211,200)        802         1,163     (53,631)      (21,142)     31,750        78,733
  Net Realized Gain
    (Loss) on Futures....         478       (12,710)     (2,228)      (14,358)         --            --          --            --
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........          --            --          --          (124)         --            --          --            --
  Net Realized Gain
    (Loss) on Swap
    Contracts............          --            --         387        (4,827)         --            --          --            --
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities
      and Foreign
      Currency...........     189,547      (356,042)          8          (267)    140,620      (154,346)      5,002       (52,746)
    Futures..............       1,207         5,220       5,983          (506)         --            --          --            --
    Swap Contracts.......          --                       220         1,015          --            --          --            --
  Translation of Foreign
    Currency Denominated
    Amounts..............          --            --          --            54          --            --          --            --
                           ----------   -----------  ----------   -----------  ----------   -----------  ----------   -----------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations........      82,057      (532,541)      6,073       (15,423)    101,124      (150,862)     40,035        34,448
                           ----------   -----------  ----------   -----------  ----------   -----------  ----------   -----------
Distributions From:
  Net Investment
    Income...............          --            --        (813)       (2,038)     (9,253)      (23,538)     (1,587)       (8,942)
  Net Short-Term Gains...          --            --          --            --          --            --          --       (22,145)
  Net Long-Term Gains....          --            --          --            --          --            --     (78,781)      (77,223)
                           ----------   -----------  ----------   -----------  ----------   -----------  ----------   -----------
    Total
      Distributions......          --            --        (813)       (2,038)     (9,253)      (23,538)    (80,368)     (108,310)
                           ----------   -----------  ----------   -----------  ----------   -----------  ----------   -----------
Capital Share
  Transactions (1):
  Shares Issued..........          --            --      28,589        53,415     206,376       472,038      43,882        95,791
  Shares Issued in Lieu
    of Cash
    Distributions........          --            --         774         2,008       8,926        22,203      80,368       108,310
  Shares Redeemed........          --            --      (9,284)      (27,356)    (97,653)     (219,115)   (483,816)     (118,874)
                           ----------   -----------  ----------   -----------  ----------   -----------  ----------   -----------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........          --            --      20,079        28,067     117,649       275,126    (359,566)       85,227
                           ----------   -----------  ----------   -----------  ----------   -----------  ----------   -----------
Transactions in Interest:
  Contributions..........     252,711       962,613          --            --          --            --          --            --
  Withdrawals............    (397,673)     (638,165)         --            --          --            --          --            --
                           ----------   -----------  ----------   -----------  ----------   -----------  ----------   -----------
  Net Increase (Decrease)
    from Transactions in
    Interest.............    (144,962)      324,448          --            --          --            --          --            --
                           ----------   -----------  ----------   -----------  ----------   -----------  ----------   -----------
    Total Increase
      (Decrease).........     (62,905)     (208,093)     25,339        10,606     209,520       100,726    (399,899)       11,365
NET ASSETS
  Beginning of Period....   2,623,557     2,831,650     101,407        90,801   1,737,809     1,637,083     804,555       793,190
                           ----------   -----------  ----------   -----------  ----------   -----------  ----------   -----------
  End of Period..........  $2,560,652   $ 2,623,557  $  126,746   $   101,407  $1,947,329   $ 1,737,809  $  404,656   $   804,555
                           ==========   ===========  ==========   ===========  ==========   ===========  ==========   ===========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........         N/A           N/A       4,258         6,922      16,693        34,223       6,098        11,045
   Shares Issued in Lieu
     of Cash
     Distributions.......                                   122           268         752         1,587      10,148        11,675
   Shares Redeemed.......                                (1,430)       (3,447)     (7,781)      (15,622)    (58,652)      (11,806)
                                                     ----------   -----------  ----------   -----------  ----------   -----------
                                                          2,950         3,743       9,664        20,188     (42,406)       10,914
                                                     ==========   ===========  ==========   ===========  ==========   ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                              THE U.S. SMALL CAP          THE U.S. SMALL            THE U.S. MICRO        THE DFA INTERNATIONAL
                                 VALUE SERIES               CAP SERIES                CAP SERIES               VALUE SERIES
                           ------------------------  ------------------------  ------------------------  ------------------------
                           SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                             ENDED         ENDED       ENDED         ENDED       ENDED         ENDED       ENDED         ENDED
                            MAY 31,      NOV. 30,     MAY 31,      NOV. 30,     MAY 31,      NOV. 30,     MAY 31,      NOV. 30,
                              2003         2002         2003         2002         2003         2002         2003         2002
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)               (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $    9,926   $    22,276  $    3,716   $     7,934  $    5,458   $     9,644  $   18,985   $    27,614
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......     132,044       229,965     (18,178)       59,084     (31,116)       22,950     (20,665)        2,766
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........          --            --          --            --          --            --         508           (42)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
      and Foreign
      Currency...........     150,206      (183,665)    111,380      (149,677)    244,380       (84,089)     82,548       (97,155)
  Translation of Foreign
    Currency Denominated
    Amounts..............          --            --          --            --          --            --         166           202
                           ----------   -----------  ----------   -----------  ----------   -----------  ----------   -----------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations........     292,176        68,576      96,918       (82,659)    218,722       (51,495)     81,542       (66,615)
                           ----------   -----------  ----------   -----------  ----------   -----------  ----------   -----------
Distributions From:
  Net Investment
    Income...............      (3,883)      (23,105)     (1,187)       (8,137)     (1,568)      (10,835)     (2,198)      (29,420)
  Net Short-Term Gains...          --       (27,939)         --        (4,872)         --            --          --          (340)
  Net Long-Term Gains....    (230,312)     (259,512)         --        (7,758)    (22,184)      (26,752)     (1,177)       (2,606)
                           ----------   -----------  ----------   -----------  ----------   -----------  ----------   -----------
    Total
      Distributions......    (234,195)     (310,556)     (1,187)      (20,767)    (23,752)      (37,587)     (3,375)      (32,366)
                           ----------   -----------  ----------   -----------  ----------   -----------  ----------   -----------
Capital Share
  Transactions (1):
  Shares Issued..........     168,002       623,660     130,410       348,458     171,389       240,196     217,311       354,850
  Shares Issued in Lieu
    of Cash
    Distributions........     230,057       306,400         951        20,303      23,087        34,724       3,374        32,365
  Shares Redeemed........    (307,585)     (579,144)    (56,384)     (404,516)    (53,725)     (180,763)   (245,479)     (370,867)
                           ----------   -----------  ----------   -----------  ----------   -----------  ----------   -----------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........      90,474       350,916      74,977       (35,755)    140,751        94,157     (24,794)       16,348
                           ----------   -----------  ----------   -----------  ----------   -----------  ----------   -----------
    Total Increase
      (Decrease).........     148,455       108,936     170,708      (139,181)    335,721         5,075      53,373       (82,633)
NET ASSETS
  Beginning of Period....   3,148,780     3,039,844     851,901       991,082   1,611,189     1,606,114   1,125,467     1,208,100
                           ----------   -----------  ----------   -----------  ----------   -----------  ----------   -----------
  End of Period..........  $3,297,235   $ 3,148,780  $1,022,609   $   851,901  $1,946,910   $ 1,611,189  $1,178,840   $ 1,125,467
                           ==========   ===========  ==========   ===========  ==========   ===========  ==========   ===========
(1) SHARES ISSUED AND
  REDEEMED:
  Shares Issued..........      12,397        40,382      13,729        31,359      25,643        31,917      24,020        36,168
  Shares Issued in Lieu
    of Cash
    Distributions........      16,842        19,724          99         1,875       3,385         4,658         393         3,202
  Shares Redeemed........     (22,959)      (34,554)     (5,980)      (36,939)     (7,950)      (24,388)    (27,090)      (37,827)
                           ----------   -----------  ----------   -----------  ----------   -----------  ----------   -----------
                                6,280        25,552       7,848        (3,705)     21,078        12,187      (2,677)        1,543
                           ==========   ===========  ==========   ===========  ==========   ===========  ==========   ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                 THE JAPANESE            THE PACIFIC RIM              THE UNITED             THE CONTINENTAL
                                    SMALL                     SMALL                    KINGDOM                    SMALL
                                   COMPANY                   COMPANY                SMALL COMPANY                COMPANY
                                    SERIES                    SERIES                    SERIES                    SERIES
                           ------------------------  ------------------------  ------------------------  ------------------------
                           SIX MONTHS   SIX MONTHS      YEAR      SIX MONTHS      YEAR         YEAR      SIX MONTHS      YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                            MAY 31,     NOV. 30,      MAY 31,     NOV. 30,      MAY 31,     NOV. 30,      MAY 31,     NOV. 30,
                              2003         2002         2003         2002         2003         2002         2003         2002
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)               (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $    2,055   $    2,638   $    1,978   $    5,077   $    1,688   $    3,080   $    5,529   $    5,452
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......     (20,010)      (5,702)      (1,800)        (624)         (43)         (74)       9,367        3,013
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........          (2)         140           11          (15)         (11)          79          203          134
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
      and Foreign
      Currency...........      54,625      (14,390)      17,641        5,451       13,069       (7,990)      37,469       (4,955)
  Translation of Foreign
    Currency Denominated
    Amounts..............         (10)          39           --           (3)          13            4          151          147
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations........      36,658      (17,275)      17,830        9,886       14,716       (4,901)      52,719        3,791
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Transactions in Interest:
  Contributions..........      14,397       46,066       13,233       12,243       17,265       19,447       27,089       79,614
  Withdrawals............     (28,284)     (29,931)     (38,397)     (31,046)     (16,749)     (12,388)     (43,580)     (30,674)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Net Increase (Decrease)
    from Transactions in
    Interest.............     (13,887)      16,135      (25,164)     (18,803)         516        7,059      (16,491)      48,940
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Total Increase
      (Decrease).........      22,771       (1,140)      (7,334)      (8,917)      15,232        2,158       36,228       52,731
NET ASSETS
  Beginning of Period....     195,047      196,187      121,637      130,554       98,899       96,741      263,068      210,337
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  End of Period..........  $  217,818   $  195,047   $  114,303   $  121,637   $  114,131   $   98,899   $  299,296   $  263,068
                           ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                           THE EMERGING                                      THE DFA TWO-YEAR
                                                             MARKETS                                           GLOBAL FIXED
                                 THE EMERGING               SMALL CAP                  THE DFA                    INCOME
                                   MARKETS                                          ONE-YEAR FIXED
                                    SERIES                    SERIES                INCOME SERIES                 SERIES
                           ------------------------  ------------------------  ------------------------  ------------------------
                           SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                            MAY 31,     NOV. 30,      MAY 31,     NOV. 30,      MAY 31,     NOV. 30,      MAY 31,     NOV. 30,
                              2003         2002         2003         2002         2003         2002         2003         2002
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)               (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $    4,947   $    5,533   $      761   $      907   $    9,881   $   23,078   $    9,171   $   22,114
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......        (676)     (19,675)         252          936        8,066       12,636       10,620       11,140
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........         (87)        (308)         (63)         (69)          --           --         (298)        (992)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
      and Foreign
      Currency...........      43,611       18,972        8,896        2,507          (18)      (4,316)        (307)        (975)
  Translation of Foreign
    Currency Denominated
    Amounts..............          30            4            2           --           --           --          306           26
  Deferred Thailand
    Capital Gains Tax....        (615)        (865)         (58)        (219)          --           --           --           --
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations........      47,210        3,661        9,790        4,062       17,929       31,398       19,492       31,313
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Distributions From:
  Net Investment
    Income...............          --           --           --           --      (10,027)     (23,290)      (6,128)     (18,607)
  Net Short-Term Gains...          --           --           --           --      (12,023)          --           --           --
  Net Long-Term Gains....          --           --           --           --          (10)          --      (10,964)          --
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Total
      Distributions......          --           --           --           --      (22,060)     (23,290)     (17,092)     (18,607)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Capital Share
  Transactions (1):
  Shares Issued..........          --           --           --           --      393,622      323,647      189,046      221,930
  Shares Issued in Lieu
    of Cash
    Distributions........          --           --           --           --       20,423       21,688       16,823       18,589
  Shares Redeemed........          --           --           --           --      (81,463)    (100,271)     (25,961)     (50,126)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........          --           --           --           --      332,582      245,064      179,908      190,393
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Transactions in Interest:
  Contributions..........      33,241       74,308       11,803       11,664           --           --           --           --
  Withdrawals............     (19,253)     (42,496)        (727)      (2,084)          --           --           --           --
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Net Increase (Decrease)
    from Transactions in
    Interest.............      13,988       31,812       11,076        9,580           --           --           --           --
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Total Increase
      (Decrease).........      61,198       35,473       20,866       13,642      328,451      253,172      182,308      203,099
NET ASSETS
  Beginning of Period....     343,193      307,720       48,329       34,687      992,829      739,657      799,308      596,209
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  End of Period..........  $  404,391   $  343,193   $   69,195   $   48,329   $1,321,280   $  992,829   $  981,616   $  799,308
                           ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........         N/A          N/A          N/A          N/A       38,908       31,959       18,617       21,879
   Shares Issued in Lieu
     of Cash
     Distributions.......                                                           2,029        2,145        1,666        1,837
   Shares Redeemed.......                                                          (8,067)      (9,900)      (2,549)      (4,949)
                                                                               ----------   ----------   ----------   ----------
                                                                                   32,870       24,204       17,734       18,767
                                                                               ==========   ==========   ==========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        THE U.S. LARGE COMPANY SERIES
                              ----------------------------------------------------------------------------------
                               SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                 ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                                MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                  2003          2002          2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
                              (UNAUDITED)
Net Asset Value, Beginning
  of Period.................
                                      N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
                               ----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)..................           --            --            --            --            --            --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized).............           --            --            --            --            --            --
                               ----------    ----------    ----------    ----------    ----------    ----------
    Total From Investment
      Operations............           --            --            --            --            --            --
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.....           --            --            --            --            --            --
  Net Realized Gains........           --            --            --            --            --            --
  Return of Capital.........           --            --            --            --            --            --
                               ----------    ----------    ----------    ----------    ----------    ----------
    Total Distributions.....           --            --            --            --            --            --
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period....................          N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
================================================================================================================
Total Return................         3.87%#      (16.59)%      (12.30)%       (4.25)%       20.86%        23.62%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)...............   $2,560,652    $2,623,557    $2,831,650    $3,138,812    $2,775,062    $1,557,174
Ratio of Expenses to Average
  Net Assets................         0.06%*        0.05%         0.05%         0.06%         0.06%         0.06%
Ratio of Net Investment
  Income to Average Net
  Assets....................         1.80%*        1.53%         1.26%         1.12%         1.27%         1.47%
Portfolio Turnover Rate.....            7%*          11%            8%            8%            4%            9%
----------------------------------------------------------------------------------------------------------------

                                               THE ENHANCED U.S. LARGE COMPANY SERIES
                              ------------------------------------------------------------------------
                               SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                 ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                  2003         2002        2001        2000        1999        1998
----------------------------  ------------------------------------------------------------------------
                              (UNAUDITED)
Net Asset Value, Beginning
  of Period.................
                                $   6.97     $   8.41     $  9.92     $ 13.03    $  12.95     $ 12.56
                                --------     --------     -------     -------    --------     -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)..................        0.06         0.18        0.44        1.18        1.06        0.29
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized).............        0.27        (1.46)      (1.57)      (1.62)       1.34        2.13
                                --------     --------     -------     -------    --------     -------
    Total From Investment
      Operations............        0.33        (1.28)      (1.13)      (0.44)       2.40        2.42
----------------------------
LESS DISTRIBUTIONS
  Net Investment Income.....       (0.05)       (0.16)      (0.06)      (1.30)      (1.02)      (0.45)
  Net Realized Gains........          --           --          --       (1.37)      (1.30)      (1.58)
  Return of Capital.........          --           --       (0.32)         --          --          --
                                --------     --------     -------     -------    --------     -------
    Total Distributions.....       (0.05)       (0.16)      (0.38)      (2.67)      (2.32)      (2.03)
----------------------------
Net Asset Value, End of
  Period....................    $   7.25     $   6.97     $  8.41     $  9.92    $  13.03     $ 12.95
============================
Total Return................        4.89%#     (15.34)%    (11.66)%     (4.64)%     20.55%      24.00%
----------------------------
Net Assets, End of Period
  (thousands)...............    $126,746     $101,407     $90,801     $89,927    $102,171     $61,522
Ratio of Expenses to Average
  Net Assets................        0.19%*       0.18%       0.19%       0.19%       0.19%       0.21%
Ratio of Net Investment
  Income to Average Net
  Assets....................        1.69%*       2.61%       4.37%       5.26%       4.55%       4.42%
Portfolio Turnover Rate.....         159%*        183%        122%         71%         82%         87%
----------------------------

    *  Annualized
    #  Non-annualized
 N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership and does not have a unitized value

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        THE U.S. LARGE CAP VALUE SERIES
                               ----------------------------------------------------------------------------------
                                SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                  ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                                 MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                   2003          2002          2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning of
  Period.....................   $    13.01    $    14.44    $    14.71    $    17.79    $    18.79    $    18.09
                                ----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)...................         0.10          0.20          0.25          0.33          0.34          0.31
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)..............         0.55         (1.43)         1.25          0.04          0.46          1.71
                                ----------    ----------    ----------    ----------    ----------    ----------
    Total From Investment
      Operations.............         0.65         (1.23)         1.50          0.37          0.80          2.02
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......        (0.07)        (0.20)        (0.27)        (0.32)        (0.34)        (0.32)
  Net Realized Gains.........           --            --         (1.50)        (3.13)        (1.46)        (1.00)
                                ----------    ----------    ----------    ----------    ----------    ----------
    Total Distributions......        (0.07)        (0.20)        (1.77)        (3.45)        (1.80)        (1.32)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period.....................   $    13.59    $    13.01    $    14.44    $    14.71    $    17.79    $    18.79
=================================================================================================================
Total Return.................         5.07%#       (8.64)%       10.97%         3.06%         4.64%        11.93%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)................   $1,947,329    $1,737,809    $1,637,083    $1,735,343    $1,788,082    $1,755,907
Ratio of Expenses to Average
  Net Assets.................         0.15%*        0.15%         0.15%         0.16%         0.16%         0.16%
Ratio of Net Investment
  Income to Average Net
  Assets.....................         1.67%*        1.49%         1.66%         2.20%         1.80%         1.67%
Portfolio Turnover Rate......            6%*           9%            6%           26%           43%           25%
-----------------------------------------------------------------------------------------------------------------

                                                    THE U.S. SMALL XM VALUE SERIES
                               ------------------------------------------------------------------------
                                SIX MONTHS      YEAR        YEAR        YEAR        YEAR       FEB. 6
                                  ENDED         ENDED       ENDED       ENDED       ENDED        TO
                                 MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                   2003         2002        2001        2000        1999        1998
-----------------------------  ------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning of
  Period.....................    $   9.08     $  10.21    $   8.95    $   9.03    $   8.62    $  10.00
                                 --------     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)...................        0.06         0.10        0.15        0.15        0.10        0.07
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)..............        0.53         0.14        1.88        0.15        0.45       (1.39)
                                 --------     --------    --------    --------    --------    --------
    Total From Investment
      Operations.............        0.59         0.24        2.03        0.30        0.55       (1.32)
-----------------------------
LESS DISTRIBUTIONS
  Net Investment Income......       (0.02)       (0.10)      (0.14)      (0.15)      (0.10)      (0.06)
  Net Realized Gains.........       (0.89)       (1.27)      (0.63)      (0.23)      (0.04)         --
                                 --------     --------    --------    --------    --------    --------
    Total Distributions......       (0.91)       (1.37)      (0.77)      (0.38)      (0.14)      (0.06)
-----------------------------
Net Asset Value, End of
  Period.....................    $   8.76     $   9.08    $  10.21    $   8.95    $   9.03    $   8.62
=============================
Total Return.................        7.58%#       2.17%      24.10%       3.42%       6.39%     (13.26)%#
-----------------------------
Net Assets, End of Period
  (thousands)................    $404,656     $804,555    $793,190    $801,368    $360,336    $179,242
Ratio of Expenses to Average
  Net Assets.................        0.13%*       0.13%       0.13%       0.13%       0.14%       0.17%*
Ratio of Net Investment
  Income to Average Net
  Assets.....................        0.92%*       1.04%       1.32%       2.03%       1.33%       1.95%*
Portfolio Turnover Rate......          38%*         34%          8%         26%         35%         10%*
-----------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        THE U.S. SMALL CAP VALUE SERIES
                               ----------------------------------------------------------------------------------
                                SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                  ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                                 MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                   2003          2002          2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning of
  Period.....................   $    15.04    $    16.54    $    16.47    $    17.16    $    17.26    $    21.10
                                ----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)...................         0.05          0.11          0.15          0.16          0.14          0.14
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)..............         1.35          0.11          3.15          0.97          1.38         (1.92)
                                ----------    ----------    ----------    ----------    ----------    ----------
    Total From Investment
      Operations.............         1.40          0.22          3.30          1.13          1.52         (1.78)
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......        (0.02)        (0.11)        (0.15)        (0.16)        (0.14)        (0.16)
  Net Realized Gains.........        (1.13)        (1.61)        (3.08)        (1.66)        (1.48)        (1.90)
                                ----------    ----------    ----------    ----------    ----------    ----------
    Total Distributions......        (1.15)        (1.72)        (3.23)        (1.82)        (1.62)        (2.06)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period.....................   $    15.29    $    15.04    $    16.54    $    16.47    $    17.16    $    17.26
=================================================================================================================
Total Return.................        10.19%#        1.05%        23.86%         7.29%         9.78%        (9.05)%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)................   $3,297,235    $3,148,780    $3,039,844    $2,711,041    $2,692,473    $2,435,734
Ratio of Expenses to Average
  Net Assets.................         0.25%*        0.25%         0.25%         0.25%         0.26%         0.26%
Ratio of Net Investment
  Income to Average Net
  Assets.....................         0.70%*        0.70%         0.86%         0.92%         0.83%         0.78%
Portfolio Turnover Rate......           31%*          30%           13%           32%           29%           23%
-----------------------------------------------------------------------------------------------------------------

                                                      THE U.S. SMALL CAP SERIES
                               ------------------------------------------------------------------------
                                SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                  ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                 MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                   2003         2002        2001        2000        1999        1998
-----------------------------  ------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning of
  Period.....................   $     9.93    $  11.08    $  11.67    $  12.24    $  11.46    $  13.82
                                ----------    --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)...................         0.04        0.09        0.10        0.11        0.10        0.10
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)..............         0.96       (1.00)       1.24        0.65        1.83       (1.28)
                                ----------    --------    --------    --------    --------    --------
    Total From Investment
      Operations.............         1.00       (0.91)       1.34        0.76        1.93       (1.18)
-----------------------------
LESS DISTRIBUTIONS
  Net Investment Income......        (0.01)      (0.10)      (0.10)      (0.11)      (0.11)      (0.10)
  Net Realized Gains.........           --       (0.14)      (1.83)      (1.22)      (1.04)      (1.08)
                                ----------    --------    --------    --------    --------    --------
    Total Distributions......        (0.01)      (0.24)      (1.93)      (1.33)      (1.15)      (1.18)
-----------------------------
Net Asset Value, End of
  Period.....................   $    10.92    $   9.93    $  11.08    $  11.67    $  12.24    $  11.46
=============================
Total Return.................        10.13%#     (8.42)%     13.08%       6.48%      18.62%      (8.98)%
-----------------------------
Net Assets, End of Period
  (thousands)................   $1,022,609    $851,901    $991,082    $768,151    $586,086    $546,803
Ratio of Expenses to Average
  Net Assets.................         0.09%*      0.08%       0.08%       0.08%       0.09%       0.09%
Ratio of Net Investment
  Income to Average Net
  Assets.....................         0.89%*      0.81%       0.94%       0.99%       0.89%       0.88%
Portfolio Turnover Rate......           13%*        34%         13%         38%         29%         29%
-----------------------------

  *  Annualized
  #  Non-Annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      THE U.S. MICRO CAP SERIES
                          ----------------------------------------------------------------------------------
                           SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                             ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                            MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                              2003          2002          2001          2000          1999          1998
------------------------------------------------------------------------------------------------------------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period...
                           $     7.11    $     7.50    $     8.19    $     9.55    $     8.86    $    10.00
                           ----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)..............         0.02          0.04          0.07          0.07          0.07          0.06
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).....         0.85         (0.25)         1.07          0.46          1.52         (1.14)
                           ----------    ----------    ----------    ----------    ----------    ----------
    Total From
      Investment
      Operations........         0.87         (0.21)         1.14          0.53          1.59         (1.08)
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..............        (0.01)        (0.05)        (0.06)        (0.07)        (0.07)        (0.06)
  Net Realized Gains....        (0.10)        (0.13)        (1.77)        (1.82)        (0.83)           --
                           ----------    ----------    ----------    ----------    ----------    ----------
    Total
      Distributions.....        (0.11)        (0.18)        (1.83)        (1.89)        (0.90)        (0.06)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period................   $     7.87    $     7.11    $     7.50    $     8.19    $     9.55    $     8.86
============================================================================================================
Total Return............        12.41%#       (2.96)%       17.66%         5.82%        20.06%       (10.81)%
------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (thousands)....   $1,946,910    $1,611,189    $1,606,114    $1,443,726    $1,323,023    $1,339,624
Ratio of Expenses to
  Average Net Assets....         0.15%*        0.15%         0.15%         0.15%         0.16%         0.16%
Ratio of Net Investment
  Income to Average Net
  Assets................         0.69%*        0.58%         0.88%         0.76%         0.76%         0.63%
Portfolio Turnover
  Rate..................           15%*          19%           14%           37%           23%           26%
------------------------------------------------------------------------------------------------------------

                                                  THE DFA INTERNATIONAL VALUE SERIES
                          ----------------------------------------------------------------------------------
                           SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                             ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                            MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                              2003          2002          2001          2000          1999          1998
------------------------  ----------------------------------------------------------------------------------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period...
                           $     9.33    $    10.15    $    12.07    $    13.18    $    11.95    $    10.90
                           ----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)..............         0.16          0.24          0.27          0.27          0.28          0.22
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).....         0.54         (0.78)        (1.49)        (0.31)         1.29          1.13
                           ----------    ----------    ----------    ----------    ----------    ----------
    Total From
      Investment
      Operations........         0.70         (0.54)        (1.22)        (0.04)         1.57          1.35
------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..............        (0.02)        (0.25)        (0.27)        (0.26)        (0.31)        (0.27)
  Net Realized Gains....        (0.01)        (0.03)        (0.43)        (0.81)        (0.03)        (0.03)
                           ----------    ----------    ----------    ----------    ----------    ----------
    Total
      Distributions.....        (0.03)        (0.28)        (0.70)        (1.07)        (0.34)        (0.30)
------------------------
Net Asset Value, End of
  Period................   $    10.00    $     9.33    $    10.15    $    12.07    $    13.18    $    11.95
========================
Total Return............         7.54%#       (5.53)%      (10.75)%       (0.51)%       13.27%        12.50%
------------------------
Net Assets, End of
  Period (thousands)....   $1,178,840    $1,125,467    $1,208,100    $1,553,481    $1,660,377    $1,720,249
Ratio of Expenses to
  Average Net Assets....         0.31%*        0.30%         0.29%         0.29%         0.29%         0.29%
Ratio of Net Investment
  Income to Average Net
  Assets................         3.62%*        2.36%         2.32%         2.13%         2.17%         1.90%
Portfolio Turnover
  Rate..................           16%*          18%            6%            9%            6%           15%
------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    THE JAPANESE SMALL COMPANY SERIES
                                 ------------------------------------------------------------------------
                                  SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                    ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                   MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                     2003         2002        2001        2000        1999        1998
---------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of           N/A+         N/A+        N/A+        N/A+        N/A+        N/A+
  Period.......................
                                   --------     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss).....................          --           --          --          --          --          --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)................          --           --          --          --          --          --
                                   --------     --------    --------    --------    --------    --------
    Total From Investment
      Operations...............          --           --          --          --          --          --
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........          --           --          --          --          --          --
  Net Realized Gains...........          --           --          --          --          --          --
                                   --------     --------    --------    --------    --------    --------
    Total Distributions........          --           --          --          --          --          --
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period.......................         N/A+         N/A+        N/A+        N/A+        N/A+        N/A+
=========================================================================================================
Total Return...................       19.68%#      (9.62)%    (13.51)%     (9.93)%     33.83%      (9.52)%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................    $217,818     $195,047    $196,187    $196,118    $202,676    $190,004
Ratio of Expenses to Average
  Net Assets...................        0.27%*       0.27%       0.28%       0.27%       0.28%       0.28%
Ratio of Net Investment Income
  to Average Net Assets........        2.06%*       1.26%       1.41%       1.38%       1.10%       1.29%
Portfolio Turnover Rate........           0%*          5%          9%          6%          6%          8%
---------------------------------------------------------------------------------------------------------

                                                   THE PACIFIC RIM SMALL COMPANY SERIES
                                 ------------------------------------------------------------------------
                                  SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                    ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                   MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                     2003         2002        2001        2000        1999        1998
-------------------------------  ------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of           N/A+         N/A+        N/A+        N/A+        N/A+        N/A+
  Period.......................
                                   --------     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss).....................          --           --          --          --          --          --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)................          --           --          --          --          --          --
                                   --------     --------    --------    --------    --------    --------
    Total From Investment
      Operations...............          --           --          --          --          --          --
-------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........          --           --          --          --          --          --
  Net Realized Gains...........          --           --          --          --          --          --
                                   --------     --------    --------    --------    --------    --------
    Total Distributions........          --           --          --          --          --          --
-------------------------------
Net Asset Value, End of
  Period.......................         N/A+         N/A+        N/A+        N/A+        N/A+        N/A+
===============================
Total Return...................       16.96%#       7.28%       2.84%     (10.99)%     54.81%     (23.57)%
-------------------------------
Net Assets, End of Period
  (thousands)..................    $114,303     $121,637    $130,554    $131,888    $183,759    $139,881
Ratio of Expenses to Average
  Net Assets...................        0.31%*       0.32%       0.28%       0.29%       0.48%       0.38%
Ratio of Net Investment Income
  to Average Net Assets........        3.51%*       3.77%       3.69%       4.10%       2.95%       4.01%
Portfolio Turnover Rate........           2%*         26%         10%          7%         34%         26%
-------------------------------

    *  Annualized
    #  Non-annualized
 N/A+ Not applicable as The Japanese Small Company Series and The Pacific Rim Small Company Series are organized as
       Partnerships and do not have a unitized value

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 THE UNITED KINGDOM SMALL COMPANY SERIES
                                 ------------------------------------------------------------------------
                                  SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                    ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                   MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                     2003         2002        2001        2000        1999        1998
---------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of           N/A+         N/A+        N/A+        N/A+        N/A+        N/A+
  Period.......................
                                   --------      -------     -------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss).....................          --           --          --          --          --          --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)................          --           --          --          --          --          --
                                   --------      -------     -------    --------    --------    --------
    Total From Investment
      Operations...............          --           --          --          --          --          --
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........          --           --          --          --          --          --
  Net Realized Gains...........          --           --          --          --          --          --
                                   --------      -------     -------    --------    --------    --------
    Total Distributions........          --           --          --          --          --          --
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period.......................         N/A+         N/A+        N/A+        N/A+        N/A+        N/A+
=========================================================================================================
Total Return...................       14.37%#      (4.67)%     (4.89)%     (6.18)%     36.75%     (13.19)%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................    $114,131      $98,899     $96,741    $109,806    $132,127    $127,485
Ratio of Expenses to Average
  Net Assets...................        0.26%*       0.26%       0.27%       0.26%       0.26%       0.26%
Ratio of Net Investment Income
  to Average Net Assets........        3.46%*       3.03%       2.86%       3.06%       3.55%       3.66%
Portfolio Turnover Rate........           9%*          6%         14%         11%          5%         11%
---------------------------------------------------------------------------------------------------------

                                                   THE CONTINENTAL SMALL COMPANY SERIES
                                 ------------------------------------------------------------------------
                                  SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                    ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                   MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                     2003         2002        2001        2000        1999        1998
-------------------------------  ------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of           N/A+         N/A+        N/A+        N/A+        N/A+        N/A+
  Period.......................
                                   --------     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss).....................          --           --          --          --          --          --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)................          --           --          --          --          --          --
                                   --------     --------    --------    --------    --------    --------
    Total From Investment
      Operations...............          --           --          --          --          --          --
-------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........          --           --          --          --          --          --
  Net Realized Gains...........          --           --          --          --          --          --
                                   --------     --------    --------    --------    --------    --------
    Total Distributions........          --           --          --          --          --          --
-------------------------------
Net Asset Value, End of
  Period.......................         N/A+         N/A+        N/A+        N/A+        N/A+        N/A+
===============================
Total Return...................       20.94%#       3.22%      (5.43)%      2.67%      (5.89)%     19.90%
-------------------------------
Net Assets, End of Period
  (thousands)..................    $299,296     $263,068    $210,337    $226,724    $252,368    $304,402
Ratio of Expenses to Average
  Net Assets...................        0.28%*       0.31%       0.30%       0.28%       0.27%       0.27%
Ratio of Net Investment Income
  to Average Net Assets........        4.28%*       2.22%       2.73%       2.36%       1.92%       1.76%
Portfolio Turnover Rate........           8%*         12%         12%          9%         11%          1%
-------------------------------

    *  Annualized
    #  Non-annualized
 N/A+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as
       Partnerships and do not have a unitized value

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        THE EMERGING MARKETS SERIES
                                  ------------------------------------------------------------------------
                                   SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                     ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                    MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                      2003         2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------------------
                                  (UNAUDITED)
Net Asset Value, Beginning of            N/A+         N/A+        N/A+        N/A+        N/A+        N/A+
  Period........................
                                    --------     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)......................          --           --          --          --          --          --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized).................          --           --          --          --          --          --
                                    --------     --------    --------    --------    --------    --------
    Total From Investment
      Operations................          --           --          --          --          --          --
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.........          --           --          --          --          --          --
  Net Realized Gains............          --           --          --          --          --          --
                                    --------     --------    --------    --------    --------    --------
    Total Distributions.........          --           --          --          --          --          --
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period........................         N/A+         N/A+        N/A+        N/A+        N/A+        N/A+
==========================================================================================================
Total Return....................       13.16%#       2.10%      (8.54)%    (22.30)%     53.78%     (12.27)%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)...................    $404,391     $343,193    $307,720    $296,726    $344,175    $231,632
Ratio of Expenses to Average Net
  Assets........................        0.35%*       0.34%       0.46%       0.46%       0.46%       0.53%
Ratio of Net Investment Income
  to Average Net Assets.........        2.88%*       1.64%       1.94%       1.33%       1.34%       1.66%
Portfolio Turnover Rate.........           1%*          8%          6%         12%         16%         10%
----------------------------------------------------------------------------------------------------------

                                                   THE EMERGING MARKETS SMALL CAP SERIES
                                  ------------------------------------------------------------------------
                                   SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                     ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                    MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                      2003         2002        2001        2000        1999        1998
--------------------------------  ------------------------------------------------------------------------
                                  (UNAUDITED)
Net Asset Value, Beginning of           N/A+          N/A+        N/A+        N/A+        N/A+        N/A+
  Period........................
                                    -------       -------     -------     -------     -------     -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)......................         --            --          --          --          --          --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized).................         --            --          --          --          --          --
                                    -------       -------     -------     -------     -------     -------
    Total From Investment
      Operations................         --            --          --          --          --          --
--------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.........         --            --          --          --          --          --
  Net Realized Gains............         --            --          --          --          --          --
                                    -------       -------     -------     -------     -------     -------
    Total Distributions.........         --            --          --          --          --          --
--------------------------------
Net Asset Value, End of
  Period........................        N/A+          N/A+        N/A+        N/A+        N/A+        N/A+
================================
Total Return....................      17.22%#       13.07%      (9.55)%    (23.28)%     71.45%     (15.64)%
--------------------------------
Net Assets, End of Period
  (thousands)...................    $69,195       $40,329     $34,687     $32,572     $39,848     $21,399
Ratio of Expenses to Average Net
  Assets........................       0.55%*        0.51%       0.63%       0.66%       0.68%       0.88%
Ratio of Net Investment Income
  to Average Net Assets.........       2.89%*        2.03%       2.17%       1.69%       1.82%       2.32%
Portfolio Turnover Rate.........          6%*          16%         14%         20%         24%         13%
--------------------------------

    *  Annualized
    #  Non-annualized
 N/A+  Not applicable as The Emerging Markets Series and The
       Emerging Markets Small Cap Series are organized as
       Partnerships and do not have a unitized value

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   THE DFA ONE-YEAR FIXED INCOME SERIES
                                 ------------------------------------------------------------------------
                                  SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                    ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                   MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                     2003         2002        2001        2000        1999        1998
---------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of     $    10.19    $  10.11    $  10.01    $   9.97    $  10.02    $  10.01
  Period.......................
                                  ----------    --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss).....................         0.09        0.27        0.49        0.60        0.52        0.56
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)................         0.07        0.09        0.13        0.04       (0.05)       0.02
                                  ----------    --------    --------    --------    --------    --------
    Total From Investment
      Operations...............         0.16        0.36        0.62        0.64        0.47        0.58
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........        (0.09)      (0.28)      (0.52)      (0.60)      (0.52)      (0.57)
  Net Realized Gains...........        (0.12)         --          --          --          --          --
  Return of Capital............           --          --          --          --          --          --
                                  ----------    --------    --------    --------    --------    --------
    Total Distributions........        (0.21)      (0.28)      (0.52)      (0.60)      (0.52)      (0.57)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period.......................   $    10.14    $  10.19    $  10.11    $  10.01    $   9.97    $  10.02
=========================================================================================================
Total Return...................         1.63%#      3.57%       6.33%       6.63%       4.83%       5.92%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................   $1,321,280    $992,829    $739,657    $841,506    $821,548    $869,993
Ratio of Expenses to Average
  Net Assets...................         0.09%*      0.09%       0.09%       0.09%       0.09%       0.09%
Ratio of Net Investment Income
  to Average Net Assets........         1.75%*      2.65%       4.89%       6.07%       5.19%       5.61%
Portfolio Turnover Rate........          144%*       154%         55%         35%         58%         24%
---------------------------------------------------------------------------------------------------------

                                               THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                 ------------------------------------------------------------------------
                                  SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                    ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                   MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                     2003         2002        2001        2000        1999        1998
-------------------------------  ------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of      $  10.22     $  10.03    $   9.70    $  10.11    $  10.21    $  10.22
  Period.......................
                                   --------     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss).....................        0.10         0.30        0.44        0.84        0.45        0.44
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)................        0.12         0.16        0.22       (0.23)       0.03        0.19
                                   --------     --------    --------    --------    --------    --------
    Total From Investment
      Operations...............        0.22         0.46        0.66        0.61        0.48        0.63
-------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........       (0.07)       (0.27)      (0.14)      (1.02)      (0.57)      (0.62)
  Net Realized Gains...........       (0.14)          --          --          --       (0.01)      (0.02)
  Return of Capital............          --           --       (0.19)         --          --          --
                                   --------     --------    --------    --------    --------    --------
    Total Distributions........       (0.21)       (0.27)      (0.33)      (1.02)      (0.58)      (0.64)
-------------------------------
Net Asset Value, End of
  Period.......................    $  10.23     $  10.22    $  10.03    $   9.70    $  10.11    $  10.21
===============================
Total Return...................        2.24%#       4.60%       6.91%       6.30%       4.84%       6.48%
-------------------------------
Net Assets, End of Period
  (thousands)..................    $981,616     $799,308    $596,209    $518,518    $531,514    $440,842
Ratio of Expenses to Average
  Net Assets...................        0.13%*       0.14%       0.15%       0.15%       0.15%       0.16%
Ratio of Net Investment Income
  to Average Net Assets........        2.07%*       3.20%       4.54%       5.03%       4.45%       4.28%
Portfolio Turnover Rate........         160%*        138%        113%         73%         78%        113%
-------------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At
May 31, 2003, the Trust consisted of twenty-five investment portfolios, of which sixteen are included in this report, (collectively, the "Series") (five are presented in separate reports, and four have not yet commenced operations):

The U.S. Large Company Series                       The DFA International Value Series
The Enhanced U.S. Large Company Series              The Japanese Small Company Series
The U.S. Large Cap Value Series                     The Pacific Rim Small Company Series
The U.S. Small XM Value Series                      The United Kingdom Small Company Series
The U.S. Small Cap Value Series                     The Continental Small Company Series
The U.S. Small Cap Series                           The Emerging Markets Series
The U.S. Micro Cap Series                           The Emerging Markets Small Cap Series
(the "Domestic Equity Portfolios")                  (the "International Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP of the day, the Series values securities at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued at the mean between the most recent quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the current market value of these securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA

Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

    The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor")provides investment advisory services to the Trust. For the six months ended May 31, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series.....................   0.025 of 1%
The Enhanced U.S. Large Company Series............    0.05 of 1%
The U.S. Large Cap Value Series...................    0.10 of 1%
The U.S. Small XM Value Series....................    0.10 of 1%
The U.S. Small Cap Value Series...................    0.20 of 1%
The U.S. Small Cap Series.........................    0.03 of 1%
The U.S. Micro Cap Series.........................    0.10 of 1%
The DFA International Value Series................    0.20 of 1%
The Japanese Small Company Series.................    0.10 of 1%
The Pacific Rim Small Company Series..............    0.10 of 1%
The United Kingdom Small Company Series...........    0.10 of 1%
The Continental Small Company Series..............    0.10 of 1%
The Emerging Markets Series.......................    0.10 of 1%
The Emerging Markets Small Cap Series.............    0.20 of 1%
The DFA One-Year Fixed Income Series..............    0.05 of 1%
The DFA Two-Year Global Fixed Income Series.......    0.05 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

    At May 31, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

The U.S. Large Company Series.....................  $ 28,714
The Enhanced U.S. Large Company Series............     1,205
The U.S. Large Cap Value Series...................    19,189
The U.S. Small XM Value Series....................     8,298
The U.S. Small Cap Value Series...................    32,804
The U.S. Small Cap Series.........................     9,402
The U.S. Micro Cap Series.........................    17,667
The DFA International Value Series................    12,049
The Japanese Small Company Series.................     2,282
The Pacific Rim Small Company Series..............     1,328
The United Kingdom Small Company Series...........     1,108
The Continental Small Company Series..............     2,945
The Emerging Markets Series.......................     3,871
The Emerging Markets Small Cap Series.............       571
The DFA One-Year Fixed Income Series..............    12,202
The DFA Two-Year Global Fixed Income Series.......     9,943

E. PURCHASE AND SALES OF SECURITIES:

    For the six months ended May 31, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                  U.S. GOVERNMENT     OTHER INVESTMENT
                                    SECURITIES           SECURITIES
                                -------------------  -------------------
                                PURCHASES   SALES    PURCHASES   SALES
                                ---------  --------  ---------  --------
The U.S. Large Company
  Series......................        --         --  $ 88,217   $193,127
The Enhanced U.S. Large
  Company Series..............  $ 21,225   $ 14,921    38,352     35,394
The U.S. Large Cap Value
  Series......................        --         --   177,099     47,251
The U.S. Small XM Value
  Series......................        --         --   128,747    557,286
The U.S. Small Cap Value
  Series......................        --         --   440,543    582,458
The U.S. Small Cap Series.....        --         --   120,177     55,990
The U.S. Micro Cap Series.....        --         --   233,066    118,815
The DFA International Value
  Series......................        --         --    82,215     90,812
The Japanese Small Company
  Series......................        --         --        --     16,814
The Pacific Rim Small Company
  Series......................        --         --     1,246     25,959
The United Kingdom Small
  Company Series..............        --         --     7,292      4,419
The Continental Small Company
  Series......................        --         --    10,506     18,118
The Emerging Markets Series...        --         --    17,778      1,427
The Emerging Markets Small Cap
  Series......................        --         --    13,004      1,659
The DFA One-Year Fixed Income
  Series......................   392,629    235,896   237,169    226,087
The DFA Two-Year Global Fixed
  Income Series...............   500,976    379,701   338,181    290,574

F. FEDERAL INCOME TAXES:

    It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    For each of the Series except The Enhanced U.S. Large Company Series, the components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets. The Enhanced U.S. Large Company Series had unrealized gains on open futures contracts of $11,505,237 which is required to be treated as a realized gain for tax purposes.

    The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                     GROSS UNREALIZED  GROSS UNREALIZED
                                       APPRECIATION      DEPRECIATION        NET
                                     ----------------  ----------------  ------------
The U.S. Large Company Series......      $533,867         $(438,700)      $  95,167
The Enhanced U.S. Large Company
  Series...........................           474               (55)            419
The U.S. Large Cap Value Series....       306,937          (239,195)         67,742
The U.S. Small XM Value Series.....        52,672           (98,294)        (45,622)
The U.S. Small Cap Value Series....       651,754          (688,158)        (36,404)
The U.S. Small Cap Series..........       196,501          (271,576)        (75,075)
The U.S. Micro Cap Series..........       612,242          (421,915)        190,327
The DFA International Value
  Series...........................       207,461          (271,431)        (63,970)
The Japanese Small Company
  Series...........................        13,540          (195,437)       (181,897)
The Pacific Rim Small Company
  Series...........................        16,564           (70,092)        (53,528)
The United Kingdom Small Company
  Series...........................        39,277           (28,609)         10,668
The Continental Small Company
  Series...........................        87,521           (52,034)         35,487
The Emerging Markets Series........        89,957           (96,641)         (6,684)
The Emerging Markets Small Cap
  Series...........................        13,041           (17,931)         (4,890)
The DFA One-Year Fixed Income
  Series...........................         3,858               (13)          3,845
The DFA Two-Year Global Fixed
  Income Series....................         6,735              (828)          5,907

    For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2002, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                EXPIRES ON NOVEMBER 30,
                                ------------------------
                                 2008    2009     2010     TOTAL
                                ------  -------  -------  -------
The Enhanced U.S. Large
  Company Series..............  $9,278  $18,714  $18,527  $46,519
The U.S. Large Cap Value
  Series......................      --   11,185   21,142   32,327
The U.S. Small Cap Series.....      --       --   12,545   12,545

    Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2002, The DFA International Value Series realized gains on the sale of passive foreign investment companies of $7,580,897, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

    During the six months ended May 31, 2003, The U.S. Small XM Value Series realized approximately $6,876,000 of net capital gains resulting from in-kind redemptions in which shareholders of the Series elected to exchange shares of the Series for securities, rather than cash. Because such gains are not taxable to the Series, and are not distributed to shareholders, they have been properly reclassified from accumulated net realized gains to paid-in capital.

G. COMPONENTS OF NET ASSETS:

    At May 31, 2003, net assets consisted of (amounts in thousands):

                                                                                      UNREALIZED
                                                                                     APPRECIATION
                                                                                   (DEPRECIATION) OF
                                                                                     FUTURES, SWAP
                                                                     ACCUMULATED      CONTRACTS,
                                                                     NET REALIZED     INVESTMENT      UNREALIZED
                                        ACCUMULATED    ACCUMULATED     FOREIGN      SECURITIES AND    NET FOREIGN
                            PAID-IN    NET INVESTMENT  NET REALIZED    EXCHANGE         FOREIGN        EXCHANGE      TOTAL NET
                            CAPITAL    INCOME (LOSS)   GAIN (LOSS)   GAIN (LOSS)       CURRENCY       GAIN (LOSS)     ASSETS
                           ----------  --------------  ------------  ------------  -----------------  -----------  -------------
The Enhanced U.S. Large
 Company Series..........  $  165,293      $  409        $(53,081)         --          $ 14,125            --       $  126,746
The U.S. Large Cap Value
 Series..................   1,959,048       6,667         (86,128)         --            67,742            --        1,947,329
The U.S. Small XM Value
 Series..................     416,131       2,449          31,494          --           (45,418)           --          404,656
The U.S. Small Cap Value
 Series..................   3,193,608       7,762         131,438          --           (35,573)           --        3,297,235
The U.S. Small Cap
 Series..................   1,123,965       3,007         (32,830)         --           (71,533)           --        1,022,609
The U.S. Micro Cap
 Series..................   1,784,172       4,131         (33,069)         --           191,676            --        1,946,910
The DFA International
 Value Series............   1,246,863      15,910         (20,800)      $ 508           (63,893)         $252        1,178,840
The DFA One-Year Fixed
 Income Series...........   1,307,765       1,612           8,058          --             3,845            --        1,321,280
The DFA Two-Year Global
 Fixed Income Series.....     959,479       5,938          10,590        (298)            5,907            --          981,616


                              NUMBER OF
                               SHARES
                             AUTHORIZED
                           ---------------
The Enhanced U.S. Large
 Company Series..........      Unlimited
The U.S. Large Cap Value
 Series..................      Unlimited
The U.S. Small XM Value
 Series..................      Unlimited
The U.S. Small Cap Value
 Series..................      Unlimited
The U.S. Small Cap
 Series..................      Unlimited
The U.S. Micro Cap
 Series..................      Unlimited
The DFA International
 Value Series............      Unlimited
The DFA One-Year Fixed
 Income Series...........      Unlimited
The DFA Two-Year Global
 Fixed Income Series.....      Unlimited

H. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2003.

    2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2003, there were no outstanding forward foreign currency contracts.

    Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

    3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    4. FUTURES CONTRACTS: During the six months ended May 31, 2003, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At May 31, 2003, "Large Company" had outstanding 251 long futures contracts on the S&P 500 Index, all of which expire on June 20, 2003. The value of such contracts on May 31, 2003 was $60,477,075, which resulted in an unrealized gain of $6,460,576.

    At May 31, 2003, "Enhanced" had outstanding 405 long futures contracts on the S&P 500 Index, 317 of which expire on June 20, 2003 and 88 of which expire on December 19, 2003. The value of the June contracts on May 31, 2003 was $76,341,525, which resulted in an unrealized gain of $11,139,999. The value of the December contracts on May 31, 2003 was $21,133,200, which resulted in an unrealized gain of $365,238.

    Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

    5. EQUITY INDEX SWAPS: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized gain or loss, which will then be recorded as realized.

    At May 31, 2003, Enhanced had an outstanding equity index swap with Morgan Stanley dated April 21, 2003 (which represents approximately 21.1% of the net assets of Enhanced), terminating on October 20, 2003. The notional value of the swap was $26,724,300 and Enhanced had recorded net unrealized appreciation of $2,199,980, owed to Enhanced as of May 31, 2003. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.09% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

    Risks arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of the Series.

I. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the six months ended May 31, 2003, borrowings under the line were as follows:

                             WEIGHTED                            NUMBER OF   INTEREST  MAXIMUM AMOUNT
                              AVERAGE           WEIGHTED           DAYS      EXPENSE   BORROWED DURING
                           INTEREST RATE  AVERAGE LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                           -------------  --------------------  -----------  --------  ---------------
The U.S. Large Cap Value
 Series..................         2.02%        $5,536,333              6      $1,862     $13,572,000

    There were no outstanding borrowings under the line of credit at May 31, 2003.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Trust under the line of credit with the international custodian bank during the six months ended May 31, 2003.

J. SECURITIES LENDING:

    As of May 31, 2003, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. SMALL CAP VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2003
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. SMALL CAP VALUE PORTFOLIO II
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...........    1
    Statement of Operations.......................    2
    Statements of Changes in Net Assets...........    3
    Financial Highlights..........................    4
    Notes to Financial Statements.................    5
THE DFA INVESTMENT TRUST COMPANY -- THE U.S. SMALL
  CAP VALUE SERIES
    Schedule of Investments.......................    7
    Statement of Assets and Liabilities...........   23
    Statement of Operations.......................   24
    Statements of Changes in Net Assets...........   25
    Financial Highlights..........................   26
    Notes to Financial Statements.................   27

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. SMALL CAP VALUE PORTFOLIO II
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The U.S. Small Cap Value Series of
  The DFA Investment Trust Company (12,120,575
  Shares, Cost $179,962)++ at Value+..............  $   185,324
Receivable for Fund Shares Sold...................          475
Prepaid Expenses and Other Assets.................           11
                                                    -----------
    Total Assets..................................      185,810
                                                    -----------

LIABILITIES:
Payables:
  Investment Securities Purchased.................          475
  Due to Advisor..................................            1
Accrued Expenses and Other Liabilities............           12
                                                    -----------
    Total Liabilities.............................          488
                                                    -----------
NET ASSETS........................................  $   185,322
                                                    ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)........................   11,270,229
                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $     16.44
                                                    ===========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $   186,888
Accumulated Net Investment Income (Loss)..........          (28)
Accumulated Net Realized Gain (Loss)..............       (6,900)
Unrealized Appreciation (Depreciation) from
  Investment Securities...........................        5,362
                                                    -----------
    Total Net Assets..............................  $   185,322
                                                    ===========

--------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $197,017.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. SMALL CAP VALUE PORTFOLIO II
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................  $  221
                                                    ------
EXPENSES
  Administrative Services.........................       8
  Accounting & Transfer Agent Fees................       2
  Legal Fees......................................       5
  Audit Fees......................................       1
  Filing Fees.....................................       9
  Shareholders' Reports...........................      10
  Directors' Fees and Expenses....................       2
                                                    ------
        Total Expenses............................      37
                                                    ------
  NET INVESTMENT INCOME (LOSS)....................     184
                                                    ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................  13,082
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................  (6,764)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................   9,275
                                                    ------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........  15,593
                                                    ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $15,777
                                                    ======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. SMALL CAP VALUE PORTFOLIO II
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS     YEAR
                                             ENDED       ENDED
                                            MAY 31,    NOV. 30,
                                             2003        2002
                                          -----------  ---------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $    184    $  1,071
  Capital Gain Distributions Received
    from The DFA Investment Trust
    Company.............................     13,082      12,043
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (6,764)    (10,556)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................      9,275     (15,233)
                                           --------    --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................     15,777     (12,675)
                                           --------    --------
Distributions From:
  Net Investment Income.................     (1,124)       (876)
  Net Short-Term Gains..................         --      (1,171)
  Net Long-Term Gains...................     (5,607)    (13,677)
                                           --------    --------
        Total Distributions.............     (6,731)    (15,724)
                                           --------    --------
Capital Share Transactions (1):
  Shares Issued.........................     14,105     123,272
  Shares Issued in Lieu of Cash
    Distributions.......................      6,731      15,724
  Shares Redeemed.......................    (19,148)    (59,897)
                                           --------    --------
        Net Increase (Decrease) from
          Capital Share Transactions....      1,688      79,099
                                           --------    --------
        Total Increase (Decrease).......     10,734      50,700
NET ASSETS
  Beginning of Period...................    174,588     123,888
                                           --------    --------
  End of Period.........................   $185,322    $174,588
                                           ========    ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................        955       6,978
    Shares Issued in Lieu of Cash
      Distributions.....................        458         982
    Shares Redeemed.....................     (1,382)     (3,792)
                                           --------    --------
                                                 31       4,168
                                           ========    ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. SMALL CAP VALUE PORTFOLIO II
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....   $  15.53     $  17.52     $  15.65      $ 16.26      $ 16.73      $ 19.20
                            --------     --------     --------      -------      -------      -------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.02         0.10         0.12         0.13         0.10         0.12
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       1.49         0.13         3.28         0.91         1.29        (1.84)
                            --------     --------     --------      -------      -------      -------
Total from Investment
  Operations.............       1.51         0.23         3.40         1.04         1.39        (1.72)
                            --------     --------     --------      -------      -------      -------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.10)       (0.12)       (0.13)       (0.11)       (0.09)       (0.11)
  Net Realized Gains.....      (0.50)       (2.10)       (1.40)       (1.54)       (1.77)       (0.64)
                            --------     --------     --------      -------      -------      -------
Total Distributions......      (0.60)       (2.22)       (1.53)       (1.65)       (1.86)       (0.75)
                            --------     --------     --------      -------      -------      -------
Net Asset Value, End of
  Period.................   $  16.44     $  15.53     $  17.52      $ 15.65      $ 16.26      $ 16.73
                            ========     ========     ========      =======      =======      =======
Total Return.............      10.18%#       0.93%       23.65%        7.07%        9.60%       (9.19)%

Net Assets, End of Period
  (thousands)............   $185,322     $174,588     $123,888      $76,993      $70,150      $85,074
Ratio of Expenses to
  Average Net Assets.....       0.30%*       0.33%        0.42%        0.42%        0.44%        0.45%
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.23%*       0.61%        0.79%        0.76%        0.59%        0.59%
Portfolio Turnover
  Rate...................        N/A          N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................         31%*         30%          13%          32%          29%          23%

--------------

*    Annualized
#    Non-annualized
N/A  Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which U.S. Small Cap Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Small Cap Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At May 31, 2003, the Portfolio owned 6% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1,845.

    3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At May 31, 2003, there are no previously waived fees subject to future reimbursement to the Advisor.

    In addition, until May 1, 2002, pursuant to an agreement with a Shareholder Service Agent, the Portfolio paid to such agent a fee at the effective annual rate of 0.10% of its average daily net assets for services provided to shareholders. Effective May 1, 2002, this fee is no longer charged to the Portfolio.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................  $ 5,362
Gross Unrealized Depreciation.....................  (17,055)
                                                    -------
    Net...........................................  $(11,693)
                                                    =======

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the discretionary line of credit during the six months ended May 31, 2003.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2003.

                        THE U.S. SMALL CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (93.3%)
 1st Source Corp........................    165,817  $    2,837,129
 #*24/7 Media, Inc......................    139,700          68,453
 *3-D Systems Corp......................    106,200         663,750
 *3TEC Energy Corp......................    157,100       2,694,265
 AAR Corp...............................    610,950       2,749,275
 ABC Bancorp............................     18,280         262,684
 *Abgenix, Inc..........................    495,400       5,325,550
 Abington Bancorp, Inc..................     40,600         913,500
 #*Abiomed, Inc.........................     32,509         162,220
 *Ablest, Inc...........................     16,800          78,960
 Abrams Industries, Inc.................     10,000          40,490
 *Acceptance Insurance Companies,
   Inc..................................    271,200           3,254
 #*Accrue Software, Inc.................     89,500           3,401
 *Aclara Biosciences, Inc...............    161,700         541,695
 *Acme Communications, Inc..............    221,800       1,832,733
 *Acme United Corp......................      8,700          32,103
 #*ACT Teleconferencing, Inc............    118,100         205,494
 *Active Power, Inc.....................    677,900       1,294,789
 Acuity Brands, Inc.....................     95,900       1,589,063
 Adams Resources & Energy, Inc..........      6,700          55,141
 *Adaptec, Inc..........................    164,500       1,316,000
 *ADE Corp..............................    154,300       1,152,621
 *Adept Technology, Inc.................     96,800          33,880
 #*Administaff, Inc.....................    454,100       4,064,195
 *Advanced Digital Information Corp.....    141,800       1,493,154
 *Advanced Magnetics, Inc...............     90,400         424,880
 *Advanced Power Technology, Inc........    108,370         541,850
 Advanta Corp. Class A..................    207,479       1,931,629
 Advanta Corp. Class B Non-Voting.......    344,397       3,392,310
 *Advent Software, Inc..................     24,300         365,229
 *Aehr Test Systems.....................     89,200         256,004
 *AEP Industries, Inc...................    130,450         906,627
 *Aether Systems, Inc...................    825,268       3,969,539
 *Aetrium, Inc..........................    139,100         243,425
 *AG Services America, Inc..............      9,600          56,160
 *Agile Software Corp...................    133,300       1,255,686
 *AHL Services, Inc.....................    237,100         316,528
 *Air Methods Corp......................    100,900         792,065
 #Airborne, Inc.........................    871,600      17,893,948
 *Airnet Systems, Inc...................    200,900         638,862
 *AK Steel Holding Corp.................  1,620,416       4,796,431
 *Akamai Technologies, Inc..............    823,500       3,014,010
 Alamo Group, Inc.......................    128,700       1,553,409
 *Alaska Air Group, Inc.................    539,900      10,263,499
 *Alaska Communications Systems Group,
   Inc..................................    259,300         803,830
 *Alderwoods Group, Inc.................     75,400         441,844
 *Aldila, Inc...........................     78,966         135,979
 Alexander & Baldwin, Inc...............    718,663      19,533,260
 *Alexion Pharmaceuticals, Inc..........    311,700       4,366,917
 Alico, Inc.............................     46,500       1,094,610
 *All American Semiconductor, Inc.......     29,260          65,542
 Allegheny Technologies, Inc............    398,500       2,622,130
 Allen Organ Co. Class B................      5,000         183,725
 *Allen Telecom, Inc....................    480,900       8,487,885
                                           SHARES        VALUE+
                                           ------        ------
 *Alliance Semiconductor Corp...........    716,500  $    3,045,125
 *Allied Defense Group, Inc.............     63,700       1,079,715
 *Allied Healthcare International,
   Inc..................................    228,600         912,114
 *Allied Healthcare Products, Inc.......    124,200         423,522
 *Allied Holdings, Inc..................    111,535         334,605
 *Allied Motion Technologies, Inc.......     45,300          81,087
 *Allmerica Financial Corp..............    544,500       9,534,195
 *Allou Health Care, Inc. Class A.......     97,500         104,325
 *Alloy, Inc............................    281,766       1,958,274
 *Allscripts Healthcare Solutions,
   Inc..................................    510,600       1,991,340
 *Almost Family, Inc....................     13,700          84,118
 *Alpha Technologies Group, Inc.........     82,112         114,957
 *Alphanet Solutions, Inc...............     92,400         372,372
 Alpharma, Inc. Class A.................    794,500      16,700,390
 #*Alterra Healthcare Corp..............    372,400              37
 *Ambassadors Group, Inc................     20,200         288,254
 *Ambassadors, Inc......................    159,300       1,889,298
 *AMC Entertainment, Inc................    341,600       3,556,056
 *Amcast Industrial Corp................    149,800         149,800
 Amcol International Corp...............     47,800         329,820
 #*Amerco, Inc..........................    345,000       1,659,450
 *America West Holdings Corp.
   Class B..............................    736,100       2,995,927
 *American Banknote Corp................        745             209
 American Biltrite, Inc.................     45,600         342,000
 *American Building Control, Inc........    187,600         168,840
 #American Business Financial Services,
   Inc..................................     39,259         407,508
 *American Ecology Corp.................     48,100         132,275
 *American Greetings Corp. Class A......  1,205,700      21,377,061
 American Home Mortgage Holdings,
   Inc..................................      4,100          67,199
 *American Indemnity Financial Escrow...     14,200          14,200
 *American Independence Corp............     14,600         132,130
 *American Management Systems, Inc......     11,100         151,737
 *American Medical Electronics, Inc.
   (Escrow-Bonus).......................     20,800               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)....................     20,800               0
 *American Medical Security Group,
   Inc..................................    304,000       5,800,320
 *American Pacific Corp.................    104,300         814,583
 *American Physicians Capital, Inc......    178,200       4,175,048
 *American Physicians Services Group,
   Inc..................................     36,300         170,610
 #*American Retirement Corp.............    279,800         498,044
 American Shared Hospital Services......      2,100           9,744
 *American Software, Inc. Class A.......    280,250       1,404,333
 *American Superconductor Corp..........    418,400       1,744,728
 *American Technical Ceramics Corp......     83,100         402,204
 #*American Tower Corp..................    681,600       6,107,136
 Americana Bancorp, Inc.................     26,030         377,956
 *Americredit Corp......................    293,700       2,760,780
 AmeriServe Financial, Inc..............    262,949         857,214
 Ameron International Corp..............    117,400       4,096,086
 #AmerUs Group Co.......................    481,185      12,948,688
 #*Ames Department Stores, Inc..........      9,919              11

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Amistar Corp..........................     42,300  $       40,608
 *Amkor Technology, Inc.................     65,900         733,467
 Ampco-Pittsburgh Corp..................    200,000       2,860,000
 *Amrep Corp............................     96,692       1,135,164
 *Amresco, Inc..........................    136,700               0
 *Amtech Systems, Inc...................      6,000          22,500
 *Amwest Insurance Group, Inc...........     67,290             404
 *Anadigics, Inc........................    219,127         663,955
 *Analysts International Corp...........    189,710         407,876
 *Analytical Surveys, Inc...............        830             938
 *Anaren Microwave, Inc.................    265,519       2,702,983
 Andersons, Inc.........................     96,700       1,270,541
 #*Andrew Corp..........................    487,025       4,841,028
 *Angeion Corp..........................        315             214
 Angelica Corp..........................     72,700       1,299,876
 *Angelo & Maxie's, Inc.................     25,350          60,840
 *AnswerThink Consulting Group, Inc.....    135,700         290,398
 #*Antigenics, Inc......................      1,900          23,313
 *APA Optics, Inc.......................    157,400         346,280
 Apogee Enterprises, Inc................    360,600       3,786,300
 Applica, Inc...........................    469,600       2,864,560
 *Applied Extrusion Technologies, Inc...    229,200         476,736
 *Applied Films Corp....................     69,670       1,550,157
 *Applied Graphics Technologies, Inc....     97,800          44,010
 Applied Industrial Technologies, Inc...    473,600       9,069,440
 *Applied Innovation, Inc...............     51,000         172,890
 *Applied Micro Circuits Corp...........     48,100         241,462
 *Applied Molecular Evolution, Inc......    120,739         571,095
 *Apropos Technology, Inc...............     10,200          25,602
 *aQuantive, Inc........................      2,600          20,592
 *Aradigm Corp..........................      4,100           6,970
 *Arch Capital Group, Ltd...............     67,300       2,490,100
 Arch Chemicals, Inc....................    404,100       8,227,476
 *Arena Pharmaceuticals, Inc............    568,587       3,985,795
 Argonaut Group, Inc....................    367,729       4,563,517
 *Argonaut Technologies, Inc............      8,200           8,036
 *Ariba, Inc............................    865,100       3,218,172
 *Ark Restaurants Corp..................     21,300         156,555
 *Arlington Hospitality, Inc............     70,000         207,200
 *Armor Holdings, Inc...................     10,500         142,905
 #*Armstrong Holdings, Inc..............    421,700         379,530
 *Arqule, Inc...........................    332,926       1,431,582
 *Array BioPharma, Inc..................      2,900          10,614
 *Arris Group, Inc......................  1,415,404       7,360,101
 *Art Technology Group, Inc.............     52,300          74,266
 *Artesyn Technologies, Inc.............    433,000       1,991,800
 ASB Financial Corp.....................     14,600         248,200
 *Ascential Software Corp...............  1,673,553       6,677,476
 *Ashworth, Inc.........................    261,300       1,617,447
 *Aspect Communications Corp............    582,100       1,856,899
 *Aspect Medical Systems, Inc...........        400           3,020
 *Aspen Technology, Inc.................    266,300       1,083,841
 *Astea International, Inc..............     66,000          38,280
 *Astec Industries, Inc.................    238,347       1,921,077
 Astro-Med, Inc.........................     56,575         300,979
 *Astronics Corp........................     19,687          64,967
 *Astronics Corp. Class B...............      7,756          25,207
 #*AstroPower, Inc......................     73,800         178,596
 *Asyst Technologies, Inc...............     19,700         131,202
 *ATA Holdings Corp.....................    191,300         889,545
 #*Atari, Inc...........................     11,280          52,001
                                           SHARES        VALUE+
                                           ------        ------
 *Atchison Casting Corp.................     90,900  $       25,452
 *Atlanta Sosnoff Capital Corp..........     84,600       1,152,252
 *Atlantic American Corp................     42,900          93,307
 *Atlantis Plastics, Inc................     60,800         416,480
 #*Atlas Air, Inc.......................    527,800         860,314
 *ATP Oil & Gas Corp....................    102,300         461,373
 *Atrion Corp...........................     36,150         973,881
 *ATS Medical, Inc......................     13,800          37,950
 *Audiovox Corp. Class A................    364,400       3,498,240
 *August Technology Corp................     31,800         138,330
 *Ault, Inc.............................     93,300         181,935
 *Aurora Foods, Inc.....................    534,673         294,070
 *autobytel.com, Inc....................     27,000         153,900
 *Avalon Holding Corp. Class A..........     25,112          51,228
 *Avanex Corp...........................    405,100       1,681,165
 *Avatar Holdings, Inc..................     75,500       2,183,460
 *Aviall, Inc...........................    393,000       3,761,010
 *Avici Systems Inc.....................     24,800         130,448
 #*Avigen, Inc..........................    401,420       1,553,495
 *Avteam, Inc. Class A..................     80,300             181
 *Aware, Inc............................    417,200         917,840
 *Axcelis Technologies, Inc.............     87,520         521,619
 *Axsys Technologies, Inc...............     62,200         559,489
 *AXT, Inc..............................    243,400         353,173
 *Aztar Corp............................    477,600       7,307,280
 *AZZ, Inc..............................     53,400         603,420
 Badger Meter, Inc......................     18,200         527,800
 *Badger Paper Mills, Inc...............     10,400          68,952
 Bairnco Corp...........................    114,700         638,879
 *Baker (Michael) Corp..................     80,800         723,160
 Baldwin & Lyons, Inc. Class B..........     82,425       1,912,260
 *Baldwin Technology, Inc. Class A......    219,700          90,077
 *Ballantyne Omaha, Inc.................     32,200          38,962
 #*Bally Total Fitness Holding Corp.....    605,900       4,835,082
 *Baltek Corp...........................      8,100         121,621
 *Bancinsurance Corp....................     76,470         398,409
 Bandag, Inc. Class A...................    112,600       3,760,840
 *Bank United Financial Corp. Class A...    255,200       4,700,784
 Banner Corp............................    269,401       5,708,607
 *Barrett Business Services, Inc........     84,800         254,400
 *Barry (R.G.) Corp.....................    154,464         617,856
 Bassett Furniture Industries, Inc......    236,838       3,218,628
 *Bay View Capital Corp.................  1,220,092       7,076,534
 *Bayou Steel Corp. Class A.............    169,900          25,485
 *BCT International, Inc................     11,100          21,312
 *BE Aerospace, Inc.....................     28,925          69,998
 #*Beazer Homes USA, Inc................     66,700       5,656,160
 *Bel Fuse, Inc. Class A................     13,000         234,000
 Bel Fuse, Inc. Class B.................     27,500         558,250
 Belden, Inc............................    448,300       6,096,880
 *Bell Industries, Inc..................    161,863         282,451
 *Bell Microproducts, Inc...............    382,475       1,568,147
 #*Bethlehem Steel Corp.................  1,441,700          43,251
 *Beverly Enterprises...................  2,026,100       7,354,743
 *BF Enterprises, Inc...................      2,300          19,377
 *Big 4 Ranch, Inc......................     73,300               0
 *Bioanalytical Systems, Inc............     17,100          50,616
 *Biocryst Pharmaceuticals, Inc.........     36,000         118,440
 *Biosource International, Inc..........    128,400         749,856
 Black Hills Corp.......................        827          24,851
 Blair Corp.............................    131,300       2,783,560

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Blonder Tongue Laboratories, Inc......     22,600  $       45,200
 *Bluegreen Corp........................    379,098       1,535,347
 BMC Industries, Inc....................    434,900         395,759
 *BNS Co. Class A.......................     46,855         227,950
 *Boca Resorts, Inc.....................    734,640       9,520,934
 *Bogen Communications International,
   Inc..................................     44,700         160,920
 *Bolt Technology Corp..................     13,700          46,717
 *Bombay Co., Inc.......................    521,440       4,953,680
 *Bon-Ton Stores, Inc...................    211,300       1,003,675
 *Books-a-Million, Inc..................    313,700         740,332
 *Boston Biomedical, Inc................     56,300         170,026
 Bostonfed Bancorp, Inc.................     52,160       1,262,794
 *Bottomline Technologies, Inc..........     99,800         707,582
 Bowl America, Inc. Class A.............     54,022         611,799
 Bowne & Co., Inc.......................    674,232       8,320,023
 *Brass Eagle, Inc......................    131,400       1,011,780
 *Braun Consulting, Inc.................    198,200         273,516
 *Brigham Exploration Co................     45,700         243,124
 *Brightpoint, Inc......................     80,298       1,018,179
 *BrightStar Information Technology
   Group, Inc...........................    106,200           5,841
 *Brooks Automation, Inc................    311,176       3,702,994
 *Brookstone, Inc.......................     28,000         498,400
 *Brooktrout, Inc.......................    226,901       1,268,377
 *Bruker Daltonics, Inc.................        700           2,975
 *Brush Engineered Materials, Inc.......    320,609       2,584,109
 *BSQUARE Corp..........................    144,300         152,958
 *BTU International, Inc................     91,000         192,010
 *Buca, Inc.............................    332,440       2,110,994
 *Buckeye Technology, Inc...............    479,500       2,685,200
 *Buckhead America Corp.................     15,700               2
 Building Materials Holding Corp........    275,700       3,857,043
 *Bull Run Corp.........................      8,560          29,104
 Burlington Coat Factory Warehouse
   Corp.................................    762,040      12,992,782
 Bush Industries, Inc. Class A..........    179,300         432,113
 *Butler International, Inc.............     81,200          29,232
 Butler Manufacturing Co................     95,600       1,674,912
 *C-COR.Net Corp........................    244,380       1,175,468
 *Cable Design Techologies Corp.........    385,400       2,909,770
 Cadmus Communications Corp.............    120,300       1,115,181
 Calgon Carbon Corp.....................    651,700       3,747,275
 *California Coastal Communities, Inc...     71,400         433,755
 California First National Bancorp......     80,600         696,384
 *Caliper Technologies Corp.............    486,800       2,263,620
 *Callon Petroleum Corp.................    251,400       2,011,200
 Cal-Maine Foods, Inc...................    134,400         704,256
 Camco Financial Corp...................     19,083         324,411
 *Cannon Express, Inc. Class A..........        900           1,557
 *Cannondale Corp.......................    128,800          25,760
 *Canterbury Consulting Group, Inc......        842             745
 *Capital Corp. of the West.............      2,702          66,199
 *Capital Pacific Holdings, Inc.........    201,300         664,290
 *Capital Senior Living Corp............    357,200       1,053,740
 Capital Trust..........................     43,166         766,628
 *Caprius, Inc..........................      1,439             180
 *Captaris, Inc.........................    405,265       1,446,796
 *Captiva Software Corp.................     83,200         370,240
 *Caraustar Industries, Inc.............    541,424       4,168,965
 *Cardiotech International, Inc.........     64,291         112,509
                                           SHARES        VALUE+
                                           ------        ------
 *Carecentric, Inc......................     29,400  $       15,876
 *Career Blazers, Inc. Trust Units......      9,540               0
 Carpenter Technology Corp..............    479,900       7,385,661
 *Carreker Corp.........................     35,100         163,215
 *Carriage Services, Inc. Class A.......    299,600       1,069,572
 *Carrier Access Corp...................     36,500          72,635
 *Carrington Laboratories, Inc..........    121,900         203,573
 *Carrizo Oil & Gas, Inc................     25,600         165,120
 Cascade Corp...........................     86,850       1,411,312
 *Casella Waste Systems, Inc. Class A...    355,100       3,142,635
 Casey's General Stores, Inc............     94,700       1,317,277
 Cash America International, Inc........    370,100       4,448,602
 *Castle (A.M.) & Co....................    217,730       1,110,423
 Castle Energy Corp.....................    142,700         677,825
 *Casual Male Retail Group, Inc.........    397,765       1,853,187
 *Catalina Lighting, Inc................     22,040         225,910
 *Catalytica Energy Systems, Inc........    145,300         379,233
 *Cavalier Homes, Inc...................    352,281         679,902
 CCA Industries, Inc....................     40,800         216,240
 *CDI Corp..............................     70,700       1,870,015
 *Celadon Group, Inc....................    159,050       1,280,352
 *Celebrity, Inc........................     26,325          65,812
 *Celeritek, Inc........................    251,774       1,976,426
 *Cell Genesys, Inc.....................    137,600       1,549,651
 *CellStar Corp.........................    133,876         694,816
 Centex Construction Products, Inc......     13,900         542,795
 *Centillium Communications, Inc........      3,000          32,790
 *Central Garden & Pet Co...............    368,300       9,189,085
 Central Pacific Financial Corp.........     49,800       1,366,014
 Central Parking Corp...................    297,150       3,372,652
 Century Aluminum Co....................    416,783       2,917,481
 *Century Business Services, Inc........    965,803       2,752,539
 *Ceres Group, Inc......................    109,800         312,930
 CFS Bancorp, Inc.......................    184,254       2,597,981
 *Champion Enterprises, Inc.............    877,400       3,114,770
 Champion Industries, Inc...............    104,200         302,284
 *Championship Auto Racing Teams,
   Inc..................................    117,500         331,350
 *Champps Entertainment, Inc............     97,200         493,776
 *Channell Commercial Corp..............     17,600          88,000
 *Charming Shoppes, Inc.................  2,195,768      10,364,025
 *Chart Industries, Inc.................      2,500             306
 *Charter Communications, Inc...........    116,600         349,800
 *Checkers Drive-In Restaurant, Inc.....    140,021       1,124,369
 *Checkpoint Systems, Inc...............    527,700       7,255,875
 Chesapeake Corp........................    303,700       6,061,852
 #Chesapeake Energy Corp................    256,400       2,617,844
 Chicago Rivet & Machine Co.............     10,800         271,350
 #*Childtime Learning Centers, Inc......     43,500          45,892
 *Chromcraft Revington, Inc.............     13,100         146,065
 *Chronimed, Inc........................    185,500       1,823,465
 #*Chyron Corp..........................     12,800           4,096
 *Ciber, Inc............................    335,500       2,026,420
 *Cincinnati Bell, Inc..................    123,800         631,380
 *Ciphergen Biosystems, Inc.............     35,100         302,562
 *Ciprico, Inc..........................     70,900         393,495
 CIRCOR International, Inc..............    199,800       3,556,440
 Circuit City Stores, Inc...............     23,000         165,370
 *Cirrus Logic, Inc.....................    383,400       1,353,402
 *Citizens, Inc. Class A................     94,402         775,984
 *CKE Restaurants, Inc..................    943,600       5,850,320

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Clark/Bardes Holdings, Inc............    122,060  $    1,434,205
 *Clarus Corp...........................    301,500       1,866,285
 *Clayton Williams Energy, Inc..........    112,700       1,927,170
 *Cleveland Cliffs, Inc.................    206,600       3,119,660
 CMS Energy Corp........................    575,175       4,555,386
 CNA Surety Corp........................    205,400       2,012,920
 *CNET Networks, Inc....................    341,743       1,828,325
 *CNS, Inc..............................     79,500         652,695
 Coachmen Industries, Inc...............    286,000       3,246,100
 *Coast Dental Services, Inc............     48,533         366,473
 Coast Distribution System..............     90,200         295,856
 Coastal Bancorp, Inc...................    116,800       3,381,360
 *Coastcast Corp........................    101,900         211,442
 *Cobalt Corp...........................     65,100       1,183,518
 *Cobra Electronic Corp.................     84,100         525,625
 #*Coeur d'Alene Mines Corp.............    384,800         507,936
 *Cogent Communications Group, Inc......     11,754           8,228
 *Cognitronics Corp.....................      7,700          16,555
 *Coherent, Inc.........................    431,238      10,457,521
 *Cole National Corp. Class A...........    206,900       1,570,371
 *Collins & Aikman Corp.................    141,000         439,920
 Collins Industries, Inc................     30,500          94,550
 *Colorado Medtech, Inc.................     99,300         463,731
 *Columbus McKinnon Corp................    215,200         441,160
 *Com21, Inc............................     30,300           5,605
 *Comarco, Inc..........................    120,700         869,040
 *Comdial Corp..........................     10,007          23,767
 *Comforce Corp.........................     59,000          27,140
 *Comfort Systems USA, Inc..............    608,300       1,703,240
 #*Commerce One, Inc....................     51,400         151,630
 Commercial Metals Co...................    566,566      10,130,200
 Commonwealth Industries, Inc...........    365,200       1,752,960
 *Commscope, Inc........................    662,700       6,739,659
 Communications Systems, Inc............     16,800         127,176
 Community Trust Bancorp, Inc...........     90,647       2,675,899
 *Community West Bancshares.............     11,000          65,890
 *Compex Technologies, Inc..............     39,226         180,440
 *Compucom Systems, Inc.................    888,139       3,987,744
 *CompuCredit Corp......................    857,363       9,551,024
 *Computer Access Technology Corp.......    216,200         633,250
 *Computer Horizons Corp................    545,091       2,567,379
 #*Computer Learning Centers, Inc.......      7,700               4
 #*Computer Motion, Inc.................     27,800         120,958
 *Computer Network Technology Corp......    377,291       2,856,093
 *Computer Task Group, Inc..............    107,700         258,480
 CompX International, Inc...............     37,300         195,825
 *Comshare, Inc.........................    123,750         414,562
 *Comstock Resources, Inc...............    102,100       1,399,791
 *Concerto Software, Inc................     31,100         198,729
 *Concord Camera Corp...................    478,536       2,665,446
 #*Cone Mills Corp......................    555,000         888,000
 *Congoleum Corp. Class A...............     97,400          60,388
 *Conmed Corp...........................    137,341       2,698,751
 *Consolidated Freightways Corp.........     24,700              65
 *Consolidated Graphics, Inc............    263,200       5,242,944
 #*Continental Airlines, Inc............  1,220,500      13,449,910
 *Continental Materials Corp............      4,600         106,260
 #*Convera Corp.........................     37,600         178,224
 #*Cooker Restaurant Corp...............    109,768             412
 Cooper Tire & Rubber Co................    836,900      13,298,341
 Cooperative Bankshares, Inc............     19,000         379,050
                                           SHARES        VALUE+
                                           ------        ------
 *Copper Mountain Networks, Inc.........     15,791  $      143,698
 *Corautus Genetics, Inc................        642           1,862
 *Core Molding Technologies, Inc........        500             945
 *Corixa Corp...........................    137,000       1,117,920
 Corn Products International, Inc.......    461,000      14,263,340
 *Cornell Companies, Inc................    253,700       3,551,800
 *Correctional Services Corp............    135,800         350,364
 *Corrections Corporation of America....    263,800       6,236,232
 *Corrpro Companies, Inc................     88,475          35,390
 Corus Bankshares, Inc..................     18,000         895,500
 *Corvas International, Inc.............     60,500         157,300
 *Cosine Communications, Inc............     26,100         148,509
 *Cost-U-Less, Inc......................     35,000          52,500
 Cotton States Life Insurance Co........      8,300          83,000
 *Covansys Corp.........................    325,000         919,750
 #*Covanta Energy Corp..................    413,696           5,585
 *Covenant Transport, Inc. Class A......    246,800       4,625,032
 Covest Bancshares, Inc.................      6,125         164,456
 CPAC, Inc..............................     81,600         426,034
 CPI Corp...............................     72,700       1,119,580
 *Credence Systems Corp.................    756,010       6,123,681
 *Credit Acceptance Corp................    757,999       7,360,170
 *Criticare Systems, Inc................     91,000         245,700
 Crompton Corp..........................    117,900         842,985
 *Cross (A.T.) Co. Class A..............    234,300       1,347,225
 *Crossroads Systems, Inc...............     22,000          39,402
 *Crown Andersen, Inc...................     22,900          56,334
 *Crown Castle International Corp.......  1,227,000      10,220,910
 *Crown Holdings, Inc...................  1,102,200       7,307,586
 *Crown Media Holdings, Inc.............    227,754       1,254,925
 #*Cryolife, Inc........................     85,300         772,818
 *CSP, Inc..............................     40,800         100,776
 CSS Industries, Inc....................    168,100       6,446,635
 CT Communications, Inc.................     12,246         131,155
 CTS Corp...............................    391,600       3,919,916
 *Culp, Inc.............................    229,718       1,343,850
 #Cummins, Inc..........................    170,150       5,832,742
 #*Cumulus Media, Inc. Class A..........    262,400       4,746,816
 *CuraGen Corp..........................    614,041       3,315,821
 *Curis, Inc............................         20              56
 Curtiss-Wright Corp....................     86,300       5,108,960
 *Cutter & Buck, Inc....................    164,126         658,145
 *Cyberoptics Corp......................     37,200         239,568
 *Cybersource Corp......................    158,500         440,630
 *Cybex International, Inc..............    114,200         159,880
 *CycleLogic, Inc.......................          6               9
 #*Cypress Semiconductor Corp...........    337,100       3,724,955
 *Cysive, Inc...........................    492,897       1,587,128
 #*Cytrx Corp...........................      2,800           7,028
 D & K Healthcare Resources, Inc........    194,877       3,086,852
 *D A Consulting Group, Inc.............    118,400          28,416
 *Dairy Mart Convenience Stores, Inc....      9,000               1
 *Daisytek International Corp...........     51,437          34,463
 *Dan River, Inc. Class A...............    452,200       1,492,260
 *Danielson Holding Corp................     73,400          58,720
 *Data I/O Corp.........................     86,400         168,480
 *Data Systems & Software, Inc..........     91,400         199,252
 *Datakey, Inc..........................      6,700           4,556
 *Datalink Corp.........................    184,900         787,674
 *Dataram Corp..........................     37,210         114,235
 *DataTRAK International, Inc...........     59,200         163,392

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Dave and Busters, Inc.................    182,140  $    1,744,901
 *Dawson Geophysical Co.................     72,400         539,380
 *Daxor Corp............................     51,900         781,095
 Deb Shops, Inc.........................     60,600       1,200,486
 *Deckers Outdoor Corp..................    123,800         784,892
 *Decora Industries, Inc................      4,200              50
 Decorator Industries, Inc..............     22,132         111,767
 *Del Global Technologies Corp..........     70,017         213,552
 *dELiA*s Corp. Class A.................     94,261          88,605
 *Delphax Technologies, Inc.............     70,700         244,622
 Delphi Financial Group, Inc. Class A...    159,333       7,316,571
 Delta Apparel, Inc.....................    104,000       1,660,880
 #*Delta Financial Corp.................    144,900       1,012,851
 Delta Natural Gas Co., Inc.............     27,300         648,375
 *Delta Woodside Industries, Inc........    130,000         408,200
 Deltic Timber Corp.....................    105,600       2,634,720
 *Denali, Inc...........................     69,500               0
 *Denbury Resources, Inc................        400           4,860
 #*Dendreon Corp........................     29,500         185,555
 *Department 56, Inc....................     31,700         381,668
 *Detrex Corp...........................     12,800          22,400
 *Devcon International Corp.............     52,400         332,216
 *DiamondCluster International, Inc.....    337,200         927,300
 *Diedrich Coffee, Inc..................         13              44
 *Digi International, Inc...............    419,573       2,286,673
 #*Digital Angel Corp...................      6,600          18,876
 *DigitalThink Inc......................    103,300         346,055
 *Digitas, Inc..........................     48,766         214,083
 Dimon, Inc.............................    898,800       6,291,600
 *Discovery Partners International......    279,985       1,147,938
 *Ditech Communications Corp............    513,949       2,266,515
 *Diversified Corporate Resources,
   Inc..................................      1,600           1,760
 *Dixie Group, Inc......................    197,119         640,637
 *Dixon Ticonderoga Co..................     30,150          57,285
 *DJ Orthopedics, Inc...................      4,600          35,466
 #*Docent, Inc..........................     11,900          39,746
 *Dollar Thrifty Automotive Group,
   Inc..................................    502,300       9,709,459
 *Dominion Homes, Inc...................     76,400       1,581,480
 Donegal Group, Inc. Class A............     62,496         842,446
 Donegal Group, Inc. Class B............     35,448         407,652
 *DoubleClick, Inc......................    132,200       1,388,100
 Dover Motorsports, Inc.................    171,600         598,884
 #DQE, Inc..............................      1,600          26,304
 *Dress Barn, Inc.......................    314,287       4,340,303
 *Drugstore.com, Inc....................    211,400       1,006,264
 *DT Industries, Inc....................    214,200         321,300
 *Duane Reade, Inc......................    264,300       3,795,348
 *Duckwall-ALCO Stores, Inc.............    103,200       1,191,960
 *Ducommun, Inc.........................     50,900         706,492
 *DuPont Photomasks, Inc................    366,248       7,680,221
 *Dura Automotive Systems, Inc..........    329,963       2,976,266
 *DUSA Pharmaceuticals, Inc.............    222,900         583,998
 *DVI, Inc..............................    232,700       1,849,965
 *Dwyer Group, Inc......................      9,200          59,984
 *Dyax Corp.............................    318,600         735,966
 *Dycom Industries, Inc.................    264,232       3,691,321
 *E Com Ventures, Inc...................      6,750          34,830
 *E-Z-EM, Inc...........................     45,943         385,921
 *E.piphany, Inc........................    641,567       3,374,642
 *Eagle Food Centers, Inc...............     31,075           4,350
 *EarthLink, Inc........................    507,150       3,418,191
                                           SHARES        VALUE+
                                           ------        ------
 Eastern Co.............................     29,400  $      405,720
 #*EasyLink Services Corp...............        640             378
 *ECC International Corp................    103,900         436,380
 Ecology & Environment, Inc. Class A....     28,100         277,206
 Edelbrock Corp.........................     93,940         939,400
 *Eden Bioscience Corp..................     83,100         124,650
 *Edge Petroleum Corp...................    134,300         778,940
 *Edgewater Technology, Inc.............    248,188       1,129,255
 *Educational Insights, Inc.............     49,300          45,602
 EFC Bancorp, Inc.......................      5,300         102,873
 *eFunds Corp...........................     62,319         647,494
 *El Paso Electric Co...................     33,500         398,650
 *Elcom International, Inc..............      8,200           3,116
 *Elder-Beerman Stores Corp.............    214,500       1,105,747
 *Electro Rent Corp.....................    269,718       2,750,854
 *Electro Scientific Industries, Inc....     29,111         437,829
 #*Electroglas, Inc.....................    279,100         544,245
 *Elevon, Inc...........................    162,700         206,629
 *eLOT, Inc.............................    164,600             411
 *eLoyalty Corp.........................     51,900         171,270
 *ELXSI Corp............................     27,900          85,095
 EMC Insurance Group, Inc...............    150,700       2,843,694
 *Emcee Broadcast Products, Inc.........     50,000           1,500
 *EMCORE Corp...........................     40,000         108,000
 *Emisphere Technologies, Inc...........    118,827         362,422
 *Emmis Communications Corp. Class A....    103,400       2,190,012
 Empire District Electric Co............     16,400         347,680
 *EMS Technologies, Inc.................    202,910       2,528,259
 #*En Pointe Technologies, Inc..........     39,500          18,367
 *Encore Med Corp.......................     97,400         282,460
 *Encore Wire Corp......................     98,500         999,775
 *Endologix, Inc........................    110,900         338,245
 *Enesco Group, Inc.....................    299,400       2,329,332
 *Entravision Communications Corp.......  1,260,600      12,669,030
 *Entrust, Inc..........................    122,000         315,980
 *Environmental Elements Corp...........     14,500          29,870
 #*Environmental Technologies Corp......     35,800              72
 *ePlus, Inc............................     75,300         697,353
 *ePresence, Inc........................    311,900         829,654
 *Equity Marketing, Inc.................      3,800          56,620
 *Equity Oil Co.........................    180,300         512,052
 Espey Manufacturing & Electronics
   Corp.................................      3,800          68,875
 *Esterline Technologies Corp...........    410,442       7,326,390
 *Ethyl Corp............................    253,620       2,510,838
 *Evans & Sutherland Computer Corp......    184,000       1,076,400
 *Evergreen Solar, Inc..................     85,600         123,264
 *Evolving Systems, Inc.................      4,300          13,846
 *Exabyte Corp..........................    156,100          16,390
 *Exar Corp.............................    320,649       5,210,546
 *Exelixis, Inc.........................    128,283       1,045,506
 *Exponent, Inc.........................     88,600       1,395,450
 *Extended Stay America, Inc............    748,400       9,205,320
 *Extended Systems, Inc.................     20,900          70,015
 *Ezcorp, Inc. Class A Non-Voting.......    237,900         880,230
 Fab Industries, Inc....................     82,381         763,672
 *Factory 2-U Stores, Inc...............     41,979         167,916
 *Fairchild Corp. Class A...............    466,829       2,404,169
 *Falcon Products, Inc..................    135,300         542,553
 #*FalconStor Software, Inc.............     47,700         262,350

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Famous Dave's of America, Inc.........     41,250  $      170,362
 *Faro Technologies, Inc................     37,400         238,612
 FBL Financial Group, Inc. Class A......    496,700      10,132,680
 *Featherlite, Inc......................     27,900          54,405
 Fedders Corp...........................    104,400         324,684
 Federal Screw Works....................      3,125         108,125
 #*Federal-Mogul Corp...................    841,300         302,868
 FFLC Bancorp...........................     74,249       2,015,118
 *Fibermark, Inc........................    105,150         557,295
 *Fiberstars, Inc.......................     17,100          62,757
 Fidelity Bancorp, Inc..................     43,350       1,418,845
 *Fidelity Federal Bancorp..............     20,000          28,000
 Fidelity Southern Corp.................     91,000         978,250
 *Finishmaster, Inc.....................    120,000       1,177,200
 *Finlay Enterprises, Inc...............     64,100         837,210
 *Firebrand Financial Group, Inc........     86,400              86
 First Aviation Services, Inc...........      9,000          30,600
 First Bancorp..........................     35,969         926,202
 *First Cash Financial Services, Inc....    156,500       1,917,125
 First Citizens Bancshares, Inc.........     10,300       1,042,051
 First Defiance Financial Corp..........    128,500       2,561,005
 First Federal Bancshares of Arkansas,
   Inc..................................     56,900       1,648,393
 First Federal Capital Corp.............     98,320       1,931,988
 *First Horizon Pharmaceutical Corp.....    229,522         773,489
 First Indiana Corp.....................    116,132       2,063,666
 *First Investors Financial Services
   Group, Inc...........................    120,900         487,227
 First Keystone Financial, Inc..........     37,300         853,424
 *First Mariner Bank Corp...............     38,100         501,015
 First Midwest Financial, Inc...........     32,400         601,668
 First Place Financial Corp.............    173,345       3,021,403
 *First Republic Bank...................    230,178       6,088,208
 #FirstBank NW Corp.....................     14,100         361,735
 *FirstFed Financial Corp...............    185,400       6,290,622
 *Fischer Imaging Corp..................     39,500         157,210
 *Flanders Corp.........................    579,900       1,565,730
 #*Fleetwood Enterprises, Inc...........    697,100       5,311,902
 #Fleming Companies, Inc................    479,572          74,334
 Flexsteel Industries, Inc..............     90,400       1,351,480
 Florida Public Utilities Co............      1,800          27,540
 *Flow International Corp...............     34,100          44,330
 Flowers Foods, Inc.....................    152,600       4,578,000
 *Flowserve Corp........................    595,750      10,812,862
 FNB Financial Services Corp............     13,900         277,444
 *FOCUS Enhancements, Inc...............     50,460          72,662
 *Foodarama Supermarkets, Inc...........     12,900         335,400
 Foothill Independent Bancorp...........     14,163         290,341
 *Footstar, Inc.........................    356,500       3,297,625
 *Forest Oil Corp.......................    131,705       3,217,553
 *Forgent Networks, Inc.................    369,300         764,451
 *Foster (L.B.) Co. Class A.............    162,400         708,064
 #*Foster Wheeler, Ltd..................    927,100       2,456,815
 #*FPIC Insurance Group, Inc............    181,269       2,010,273
 Frankfort First Bancorp, Inc...........     24,650         485,358
 Franklin Bancorp, Inc..................     49,283         850,132
 *Franklin Covey Co.....................    341,800         341,800
 *Franklin Electronic Publishers,
   Inc..................................    112,300         368,905
 Fremont General Corp...................  1,146,800      13,234,072
 Frequency Electronics, Inc.............     97,600         902,800
 Fresh Brands, Inc......................      2,900          40,890
                                           SHARES        VALUE+
                                           ------        ------
 *Fresh Choice, Inc.....................     65,100  $      107,415
 *Friede Goldman Halter, Inc............      8,516               1
 Friedman Industries, Inc...............    108,195         270,487
 Friedmans, Inc. Class A................    349,500       3,799,065
 Frisch's Restaurants, Inc..............     71,292       1,336,725
 *Frontier Airlines, Inc................    364,012       2,544,444
 *Frozen Food Express Industries, Inc...    328,600         788,640
 FSF Financial Corp.....................     16,100         421,337
 *FSI International, Inc................    508,618       1,571,630
 *FuelCell Energy, Inc..................    289,605       2,699,119
 *G-III Apparel Group, Ltd..............     98,600         663,578
 GA Financial, Inc......................     50,500       1,292,800
 *Gadzooks, Inc.........................    189,670       1,046,978
 *Gaiam, Inc............................      1,000           5,750
 *Galey & Lord, Inc.....................    184,800           6,006
 #*Galyan's Trading Co..................    158,500       2,169,865
 *GameTech International, Inc...........     79,900         259,675
 *Garden Fresh Restaurant Corp..........     78,000         684,840
 *Gateway, Inc..........................  1,221,000       4,078,140
 GATX Corp..............................    496,400       8,433,836
 *Gaylord Entertainment Co..............    496,800      11,178,000
 GBC Bancorp............................     31,400       1,131,028
 *GC Companies, Inc.....................    135,900          21,744
 *Gehl Co...............................    109,800         976,122
 *Genaissance Pharmaceuticals, Inc......    109,600         178,648
 Gencorp, Inc...........................    879,800       7,055,996
 *Gene Logic, Inc.......................    269,991       2,000,633
 *General Binding Corp..................      3,700          34,225
 General Cable Corp.....................    222,000         959,040
 *General Communications, Inc.
   Class A..............................    700,300       3,949,692
 *General Datacomm Industries, Inc......     20,100           3,869
 *Genesee & Wyoming, Inc................    115,825       2,420,742
 #*Genesis Microchip, Inc...............    228,756       4,357,802
 *Genlyte Group, Inc....................     66,700       2,533,933
 *Genome Therapeutics Corp..............     13,100          37,204
 *Gerber Scientific, Inc................    399,700       2,917,810
 *Giant Group, Ltd......................     50,600          59,455
 *Giant Industries, Inc.................    185,200       1,118,608
 Gibraltar Steel Corp...................    184,100       3,560,494
 *Giga-Tronics, Inc.....................     28,800          37,469
 Glatfelter (P.H.) Co...................    838,600      11,136,608
 *Glenayre Technologies, Inc............    996,900       1,395,660
 *Globecomm Systems, Inc................    162,700         510,878
 *GlobespanVirata, Inc..................    373,200       3,093,828
 *GoAmerica, Inc........................    642,300         244,074
 Golden Enterprises, Inc................     17,200          37,840
 *Golden State Vintners, Inc............     82,600         204,848
 *Good Guys, Inc........................    373,600         579,080
 #Goodyear Tire & Rubber Co.............    437,200       2,850,544
 *Goody's Family Clothing, Inc..........    567,900       3,884,436
 Gorman-Rupp Co.........................     40,500         969,975
 *Gottschalks, Inc......................    223,800         335,700
 *GP Strategies Corp....................    235,265       1,293,957
 *Gradco Systems, Inc...................      2,201           1,992
 Graham Corp............................     25,950         225,765
 *Graphic Packaging International
   Corp.................................    622,200       3,546,540
 Gray Television, Inc...................     40,650         585,360
 Great American Financial Resources,
   Inc..................................     95,000       1,326,200
 *Great Atlantic & Pacific Tea Co.,
   Inc..................................    781,000       5,740,350

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Greenbriar Corp.......................        535  $        4,146
 *Greenbrier Companies, Inc.............    237,300       2,479,785
 *Griffin Land & Nurseries, Inc. Class
   A....................................     25,000         325,000
 *Griffon Corp..........................     82,980       1,276,232
 *Group 1 Automotive, Inc...............     40,500       1,182,600
 *GSI Commerce, Inc.....................     18,700         105,655
 *GTC Biotherapeutics, Inc..............    298,600       1,295,924
 *GTSI Corp.............................    109,800         902,556
 Guaranty Federal Bancshares, Inc.......     15,300         244,020
 Guaranty Financial Corp................     20,300         294,736
 *Guess, Inc............................     15,200          77,064
 *Guilford Mills, Inc...................     10,087          67,079
 #*Guilford Pharmaceuticals, Inc........    303,113       1,691,371
 *Gulfmark Offshore, Inc................    202,700       3,667,046
 *Gundle/SLT Environmental, Inc.........    242,500       3,637,500
 *Ha-Lo Industries, Inc.................    223,600             201
 Haggar Corp............................    102,625       1,164,794
 *Halifax Corp..........................     24,000          84,480
 *Hall Kinion Associates, Inc...........    167,281         438,276
 *Hallwood Group, Inc...................        100           1,600
 #*Hamilton Bancorp, Inc................      7,500               1
 *Hampshire Group, Ltd..................     19,100         543,395
 *Handleman Co..........................    260,736       4,755,825
 *Hanger Orthopedic Group, Inc..........    248,600       2,791,778
 *Hanover Compressor Co.................  1,003,400      11,278,216
 Hardinge, Inc..........................    148,600       1,104,098
 Harleysville Group, Inc................    440,827      10,782,628
 *Harmonic, Inc.........................      4,100          19,352
 *Harolds Stores, Inc...................      2,000           2,350
 *Harris Interactive, Inc...............     24,800         123,256
 *Hartmarx Corp.........................    696,000       1,642,560
 *Harvest Natural Resources, Inc........    371,100       2,208,045
 *Hastings Entertainment, Inc...........    174,000         546,360
 *Hastings Manufacturing Co.............      1,700          10,370
 *Hauser, Inc...........................     42,275             845
 Haverty Furniture Co., Inc.............    264,500       4,086,525
 *Hawaiian Holdings, Inc................    498,555         358,960
 *Hawk Corp.............................    184,600         660,868
 *Hawthorne Financial Corp..............     16,800         516,096
 #*Hayes Lemmerz International, Inc.....        700              35
 *Headway Corporate Resources, Inc......     72,800          10,192
 *Healthcare Services Group, Inc........    113,660       1,585,557
 *Healthcor Holdings, Inc...............     65,300               7
 *Hector Communications Corp............     10,600         145,220
 *HEI, Inc..............................      1,300           3,250
 Heico Corp.............................    150,200       1,381,840
 Heico Corp. Class A....................      3,129          21,653
 *Heidrick & Struggles International,
   Inc..................................    215,800       3,081,624
 *Hercules, Inc.........................    256,600       2,553,170
 Heritage Financial Corp................     19,900         451,730
 *Herley Industries, Inc................          1               8
 *Hexcel Corp...........................    599,250       1,977,525
 HF Financial Corp......................     49,650         955,762
 *HMI Industries, Inc...................     27,800          21,684
 HMN Financial, Inc.....................     74,100       1,400,490
 *HMS Holdings Corp.....................    283,507         759,799
 *Hoenig Group Escrow...................    104,700          24,081
 *Holiday RV Superstores, Inc...........      6,880           2,133
 Hollinger International, Inc. Class A..      6,800          75,276
 Holly Corp.............................    215,100       6,263,712
                                           SHARES        VALUE+
                                           ------        ------
 *Hollywood Media Corp..................    283,000  $      336,770
 *Hologic, Inc..........................     37,131         464,137
 *Home Products International, Inc......    125,550         290,020
 #*Homegold Financial, Inc..............     35,600             445
 *HomeStore, Inc........................     51,200          73,728
 Horizon Financial Corp.................    107,367       1,797,324
 *Horizon Health Corp...................     51,300         872,100
 *Horizon Offshore, Inc.................    527,954       2,666,168
 #*House2Home, Inc......................    311,650           1,574
 *Houston Exploration Co................    312,600       9,768,750
 *HPSC, Inc.............................     44,100         399,105
 *Hub Group, Inc. Class A...............    109,500         930,750
 Hudson River Bancorp, Inc..............    152,300       3,845,423
 #*Hudson Technologies, Inc.............     54,900         139,995
 *Huffy Corp............................    214,200       1,332,324
 Hughes Supply, Inc.....................    462,250      16,571,662
 *Human Genome Sciences, Inc............     30,083         440,716
 #*Hunt (J.B.) Transport Services,
   Inc..................................    363,800      13,475,152
 *Hurco Companies, Inc..................     92,800         259,840
 Hurry, Inc.............................      3,800             218
 *Huttig Building Products, Inc.........     65,600         165,968
 *Hycor Biomedical, Inc.................     61,600         255,640
 *Hypercom Corp.........................    744,400       3,312,580
 *I-many, Inc...........................    412,300         610,204
 *I-Sector Corporation..................     68,500         133,575
 *Ibis Technology Corp..................     58,100         363,706
 #ICN Pharmaceuticals, Inc..............    696,300      10,444,500
 *Ico, Inc..............................    264,300         367,377
 *Identix, Inc..........................    162,454       1,028,334
 *IDT Corp..............................    504,300       8,094,015
 *IDT Corp. Class B.....................    118,400       1,887,296
 *iGate Capital Corp....................    542,829       1,981,326
 Ikon Office Solutions, Inc.............  1,285,500      11,286,690
 *Illumina, Inc.........................    340,300       1,177,438
 *Image Entertainment, Inc..............     29,400          54,684
 IMC Global, Inc........................    382,400       3,342,176
 *IMCO Recycling, Inc...................    336,300       2,451,627
 *ImmunoGen, Inc........................    302,602       1,222,512
 *Impco Technologies, Inc...............    227,000         816,973
 *Imperial Credit Industries, Inc.......    585,200           2,341
 *Imperial Sugar Co.....................      2,356          20,000
 #*Imperial Sugar Company...............    282,800               0
 *Impreso, Inc..........................      6,500          13,585
 *Incyte Genomics, Inc..................    730,421       3,702,504
 Independence Holding Co................     57,860       1,224,260
 *Industrial Distribution Group, Inc....    172,400         515,476
 IndyMac Bancorp, Inc...................     20,400         524,280
 *Inet Technologies, Inc................      5,500          49,390
 *Infocrossing, Inc.....................     23,000         152,950
 *InFocus Corp..........................    613,027       3,365,518
 *Infonet Services Corp.................     49,500          71,775
 *Informatica Corp......................     22,300         156,100
 *Information Holdings, Inc.............     32,600         550,940
 *Information Resources, Inc............    533,600       1,808,904
 *Inforte Corp..........................    104,600         800,190
 *InfoSpace, Inc........................    176,906       2,582,828
 Ingles Market, Inc. Class A............    215,600       2,102,100
 *Innotrac Corp.........................    165,800         994,800
 *Innovative Clinical Solutions, Ltd....      8,426              67
 *Innovex, Inc..........................    204,000       2,164,440
 *Input/Output, Inc.....................    665,200       2,886,968

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Insight Communications Co., Inc.......    402,500  $    5,256,650
 *Insight Enterprises, Inc..............    378,546       3,308,492
 *Insignia Financial Group, Inc.........    429,532       4,750,624
 *Insilco Holding Co....................        432              26
 *Insituform East, Inc..................     31,200           9,984
 *Insmed, Inc...........................     38,125          90,356
 *Insteel Industries, Inc...............    123,800          83,565
 *Instinet Group, Inc...................    486,900       1,923,255
 *Insurance Auto Auctions, Inc..........    241,767       3,171,983
 *Insurance Management Solutions,
   Inc..................................     19,600          63,504
 *InsWeb Corp...........................     23,166         106,564
 *Integra, Inc..........................     97,800             269
 *IntegraMed America, Inc...............     56,200         322,026
 *Integrated Device Technology, Inc.....    211,194       2,555,447
 *Integrated Electrical Services,
   Inc..................................    756,400       5,219,160
 *Integrated Information Systems, Inc...      7,220           3,827
 *Integrated Silicon Solution, Inc......    343,722       1,801,103
 *Integrated Telecom Express, Inc.......      3,300           6,517
 *Integrity Media, Inc..................     23,100         113,190
 *Intelligent Systems Corp..............     52,375          91,656
 *Intelligroup, Inc.....................     78,300         129,195
 Inter Parfums, Inc.....................    127,125         928,012
 *InterCept Group, Inc..................    230,442       1,659,182
 Interface, Inc. Class A................    840,734       3,018,235
 *Interland, Inc........................      2,700           3,213
 Intermet Corp..........................    478,905       1,748,003
 International Aluminum Corp............     55,800       1,227,600
 *International Multifoods Corp.........     17,900         361,580
 *International Remote Imaging Systems,
   Inc..................................      6,200          18,290
 *International Shipholding Corp........     80,650         690,364
 *International Total Services, Inc.....     74,900             300
 *Internet Commerce Corp................     50,000          68,500
 *Internet Pictures Corp................      7,500          23,850
 *Interphase Corp.......................      1,300           8,060
 Interpool, Inc.........................    591,600       9,643,080
 *Interstate Hotels & Resorts, Inc......     18,140          87,616
 *Intervisual Books, Inc. Class A.......      9,600           4,800
 *Intervoice, Inc.......................     63,900         235,152
 *Interwoven, Inc.......................    399,200         878,240
 *Intest Corp...........................      8,500          44,353
 *Intevac, Inc..........................      5,100          26,520
 *Intrusion, Inc........................     94,400          45,312
 Investors Title Co.....................     18,200         536,900
 *Invivo Corp...........................     47,500         769,500
 *Iomega Corp...........................    243,300       2,600,877
 #*Ionics, Inc..........................    351,100       7,425,765
 *Iridex Corp...........................     89,000         293,700
 Isco, Inc..............................     86,900         643,060
 *ITLA Capital Corp.....................    147,400       5,467,066
 *ITXC Corp.............................    568,920       1,166,286
 *iVillage, Inc.........................        100             118
 *IXYS Corp.............................    118,419         856,169
 *J Net Enterprises, Inc................    108,700         130,440
 *J. Alexander's Corp...................     89,800         290,054
 Jacksonville Bancorp, Inc..............     16,300         490,467
 *Jaclyn, Inc...........................     26,900          76,261
 *Jaco Electronics, Inc.................    105,669         422,676
 *Jakks Pacific, Inc....................    426,022       6,040,992
 *JDA Software Group, Inc...............    194,572       2,381,561
                                           SHARES        VALUE+
                                           ------        ------
 JLG Industries, Inc....................    274,200  $    2,040,048
 *JLM Industries, Inc...................    128,200         130,764
 *JNI Corp..............................    545,832       2,669,118
 *Jo-Ann Stores, Inc. Class B...........     19,500         386,685
 *Johnson Outdoors, Inc.................    121,800       1,504,961
 *JPS Industries, Inc...................     43,200          47,088
 *Jupitermedia Corp.....................     73,900         236,480
 *K-Tron International, Inc.............      6,300          93,964
 *K2, Inc...............................    442,928       4,265,397
 *Kadant, Inc...........................    247,600       4,345,380
 *Kaiser Aluminum Corp..................  1,269,865          50,795
 Kaman Corp. Class A....................    467,600       4,676,000
 #*Kansas City Southern Industries,
   Inc..................................  1,227,900      14,648,847
 *Katy Industries, Inc..................    133,000         578,550
 *KBK Capital Corp......................     12,075           9,056
 #*KCS Energy, Inc......................    183,900         890,076
 *Keane, Inc............................    267,500       3,014,725
 *Kellstrom Industries, Inc.............    115,100             748
 Kellwood Co............................    266,517       8,182,072
 Kelly Services, Inc....................     14,900         369,371
 #*Kemet Corp...........................    755,400       7,629,540
 *Kendle International, Inc.............    233,200       1,163,668
 Kennametal, Inc........................     84,800       2,863,696
 *Kennedy-Wilson, Inc...................     43,900         184,380
 *Kentucky Electric Steel, Inc..........     32,600           1,793
 Kentucky First Bancorp, Inc............     11,600         205,900
 Kewaunee Scientific Corp...............     31,100         259,343
 *Key Technology, Inc...................     44,100         457,317
 *Key Tronic Corp.......................    151,900         276,458
 *Keynote Systems, Inc..................    288,000       2,741,760
 #*Keystone Consolidated Industries,
   Inc..................................     18,342           7,337
 *Kforce, Inc...........................    649,578       2,383,951
 Kimball International, Inc. Class B....    351,600       5,541,216
 *Kinark Corp...........................     73,400         104,228
 *Kindred Healthcare, Inc...............    333,600       6,558,576
 *Kit Manufacturing Co..................     11,100              11
 Klamath First Bancorp, Inc.............    135,000       2,349,000
 Knape & Vogt Manufacturing Co..........     37,434         391,185
 #*Knight Trading Group, Inc............    740,729       4,636,964
 *Koala Corp............................     44,700           7,822
 *Korn/Ferry International..............     74,300         595,886
 *Kulicke & Soffa Industries, Inc.......     92,500         582,750
 #Labranche & Co., Inc..................     60,600       1,257,450
 *LaCrosse Footwear, Inc................     29,400          78,645
 *Ladish Co., Inc.......................    260,000       1,456,000
 *Lakeland Industries, Inc..............      9,790          95,452
 *Lakes Entertainment, Inc..............    116,425         905,670
 *Lamson & Sessions Co..................    210,700         948,150
 *Lancer Corp...........................    108,400         705,684
 Landamerica Financial Group, Inc.......    373,312      17,601,661
 Landry's Restaurants, Inc..............    530,535      11,220,815
 *Lantronix, Inc........................    139,900          93,733
 *Larscom, Inc..........................     59,200          41,440
 *Laser Pacific Media Corp..............     16,300          36,838
 *Latitude Communications, Inc..........     33,000          62,040
 *Lattice Semiconductor Corp............    300,500       2,734,550
 Lawson Products, Inc...................    206,600       5,185,660
 *Layne Christensen Co..................    185,700       1,429,890
 *Lazare Kaplan International, Inc......    126,800         716,420
 *LCC International, Inc. Class A.......     37,100          99,799

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Lecroy Corp...........................      3,100  $       26,474
 *Legato Systems, Inc...................     90,800         689,172
 *Lesco, Inc............................     81,500         898,130
 #*Level 8 Systems, Inc.................      5,966           1,611
 *Lexent, Inc...........................     39,400          49,250
 *Lexicon Genetics, Inc.................      3,300          18,810
 *Liberate Technologies, Inc............    662,100       1,734,702
 Liberty Corp...........................    112,400       4,889,400
 #Lifetime Hoan Corp....................    143,000       1,058,057
 *Lightbridge, Inc......................    123,900         996,156
 #*LightPath Technologies, Inc..........     31,300          80,128
 *Lillian Vernon Corp...................    139,800       1,000,968
 *Lipid Sciences, Inc...................     87,400         104,006
 Liquid Audio, Inc......................    220,200          74,868
 *Lithia Motors, Inc. Class A...........     77,200       1,231,340
 *LMI Aerospace, Inc....................     29,100          52,671
 #LNR Property Corp.....................    438,500      16,820,860
 *Lodgenet Entertainment Corp...........     26,000         296,140
 *Lodgian, Inc..........................      2,834           9,664
 *Logic Devices, Inc....................     92,700         112,167
 *LogicVision, Inc......................    157,400         388,778
 Lone Star Steakhouse & Saloon, Inc.....    459,671      10,526,466
 Longs Drug Stores Corp.................    649,200      10,445,628
 Longview Fibre Co......................    998,540       8,487,590
 *Louisiana-Pacific Corp................  2,087,600      20,124,464
 LSB Corp...............................      3,500          47,250
 LSI Industries, Inc....................     27,977         332,647
 *LTX Corp..............................    159,100       1,560,771
 *Luby's, Inc...........................    463,400         848,022
 Lufkin Industries, Inc.................    104,500       2,508,000
 *Lydall, Inc...........................    300,200       2,731,820
 *Lynch Corp............................      6,200          45,260
 *M & F Worldwide Corp..................    269,400       2,060,910
 *M.H. Meyerson & Co., Inc..............     69,300         144,837
 *Mac-Gray Corp.........................    287,700       1,096,137
 *Mackie Designs, Inc...................      1,000           1,100
 *Made2Manage Systems, Inc..............     89,000         355,110
 #*Magic Lantern Group, Inc.............     28,600          25,740
 *Magna Entertainment Corp..............    164,800         716,880
 *Magnetek, Inc.........................    445,000       1,001,250
 *Magnum Hunter Resources, Inc..........    788,400       5,676,480
 *MAII Holdings, Inc....................     62,700          20,377
 *Mail-Well, Inc........................    583,400       1,715,196
 *Main Street & Main, Inc...............    136,500         232,050
 Maine Public Service Co................        400          12,040
 *Management Network Group, Inc.........     50,200         101,404
 *Manchester Technologies, Inc..........    178,200         343,926
 *Manning (Greg) Auctions, Inc..........        500           1,250
 *Manufacturers' Services Ltd...........     17,300          76,466
 *Manugistic Group, Inc.................    469,261       2,257,145
 *Mapinfo Corp..........................    184,335       1,146,564
 Marcus Corp............................    287,700       3,964,506
 *Marimba, Inc..........................     60,600         183,012
 Marine Products Corp...................     67,200         719,040
 *MarineMax, Inc........................     27,200         308,176
 *Marisa Christina, Inc.................     94,000         136,300
 Maritrans, Inc.........................    108,400       1,707,300
 *MarketWatch.com, Inc..................    243,200       1,957,517
 *MarkWest Hydrocarbon, Inc.............    155,500       1,065,175
 *Marlton Technologies, Inc.............     96,600          33,810
 Marsh Supermarkets, Inc. Class A.......     36,900         439,110
                                           SHARES        VALUE+
                                           ------        ------
 Marsh Supermarkets, Inc. Class B.......     59,400  $      702,643
 MASSBANK Corp..........................     63,149       1,992,982
 Massey Energy Co.......................  1,051,400      14,740,628
 *Mastec, Inc...........................    690,900       3,254,139
 *Material Sciences Corp................    332,567       3,072,919
 *Matria Healthcare, Inc................    192,293       2,626,722
 *Matrix Bancorp, Inc...................      5,000          48,250
 *Matrix Service Co.....................     99,400       1,491,000
 *Mattson Technology, Inc...............    638,565       2,324,377
 *Max & Ermas Restaurants, Inc..........        500           7,375
 *Maxco, Inc............................     38,500         105,875
 *Maxcor Financial Group, Inc...........     34,700         311,953
 *Maxicare Health Plans, Inc............     44,800             448
 *Maxim Pharmaceuticals, Inc............    302,510       1,279,617
 *Maxtor Corp...........................    209,232       1,573,425
 *Maxwell Shoe Company, Inc.............    108,450       1,441,300
 *Maxwell Technologies, Inc.............     89,600         572,544
 *Maxxam, Inc...........................    105,500       1,350,400
 *Maxygen, Inc..........................    100,866       1,118,604
 *Mayor's Jewelers, Inc.................    321,400          69,101
 *MCK Communications, Inc...............    192,900         420,522
 McRae Industries, Inc. Class A.........     32,700         220,398
 #*MCSI, Inc............................    145,500          26,554
 *Meade Instruments Corp................    282,738         808,631
 *Meadow Valley Corp....................     44,064          51,775
 *Meadowbrook Insurance Group, Inc......    225,700         677,100
 *Medarex, Inc..........................    496,042       3,234,194
 *MedCath Corp..........................     17,200          97,524
 *Media 100, Inc........................      7,800          11,700
 #*Media Arts Group, Inc................    139,800         321,540
 Media General, Inc. Class A............     45,600       2,683,104
 *Medialink Worldwide, Inc..............     63,000         207,900
 *Medical Resources, Inc................      1,619               0
 *Medicore, Inc.........................     58,600          78,524
 *Medstone International, Inc...........     72,600         235,950
 *Mens Warehouse, Inc...................     10,800         208,332
 *Mercator Software, Inc................     21,400          37,022
 Merchants Group, Inc...................     23,900         501,900
 *Mercury Air Group, Inc................     15,300          59,364
 #*Meridian Resource Corp...............     82,600         227,976
 *Merisel, Inc..........................      3,600          13,680
 *Merix Corp............................    288,110       1,656,632
 *Merrimac Industries, Inc..............     35,170         112,544
 *Mesa Air Group, Inc...................    286,900       1,773,042
 *Mesa Labs, Inc........................     18,500         128,852
 *Mesaba Holdings, Inc..................    273,529       1,616,556
 *Mestek, Inc...........................     13,500         248,535
 *Meta Group, Inc.......................     10,600          38,160
 *MetaSolv, Inc.........................    492,800         827,904
 *Metatec International, Inc............    108,700          21,740
 #Metris Companies, Inc.................    479,900       2,442,691
 *Metro One Telecommunications, Inc.....    130,770         707,466
 *Metrocall, Inc........................    390,510               0
 *Metromedia International Group, Inc...    456,200          31,934
 MFB Corp...............................     17,700         458,961
 *MFRI, Inc.............................     59,900         119,800
 MGP Ingredients, Inc...................    112,300         830,941
 *Michael Anthony Jewelers, Inc.........     93,900         191,087
 *Micro Component Technology, Inc.......     20,800           8,112
 *Micro Linear Corp.....................    189,700         493,220
 MicroFinancial, Inc....................     82,700         144,725

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Micros to Mainframes, Inc.............      6,200  $        3,844
 *Microtek Medical Holdings, Inc........    597,600       1,374,480
 *Microtune, Inc........................    164,400         476,760
 *Midas, Inc............................    292,400       2,552,652
 Middlesex Water Co.....................     10,050         234,969
 Midland Co.............................     49,800       1,120,500
 #*Midway Games, Inc....................     41,200         145,436
 *Midwest Express Holdings, Inc.........    137,100         414,042
 *Mikohn Gaming Corp....................    179,000         794,760
 Milacron, Inc..........................    662,100       3,072,144
 Millennium Chemicals, Inc..............    557,850       6,666,308
 *Miller Industries, Inc................    159,210         476,038
 *Millerbuilding Systems Escrow Shares..     46,200          13,860
 *Miltope Group, Inc....................     53,600         175,272
 Mine Safety Appliances Co..............     67,000       2,631,090
 Minuteman International, Inc...........      9,000          74,340
 #*MIPS Technologies, Inc...............    251,000         702,800
 *Misonix, Inc..........................     66,400         268,920
 *Mission Resources Corp................    239,100         174,543
 *Mississippi Chemical Corp.............    250,800          35,112
 *Mitcham Industries, Inc...............    143,100         243,270
 *MKS Instruments, Inc..................    151,420       2,952,690
 *Mobile Mini, Inc......................    252,640       4,678,893
 *Modem Media, Inc......................      1,500           4,500
 Modine Manufacturing Co................     71,524       1,577,104
 *Mod-Pac Corp..........................      9,843          49,215
 *Mod-Pac Corp. Class B.................      3,878          19,390
 *Modtech Holdings, Inc.................    192,351       1,771,553
 *Moldflow Corp.........................     51,400         465,170
 *Mondavi (Robert) Corp. Class A........    201,102       5,155,451
 *Monro Muffler Brake, Inc..............     83,730       2,109,996
 *Monterey Bay Bancorp, Inc.............     46,100       1,198,600
 Mony Group, Inc........................     34,200         910,062
 *Moog, Inc. Class A....................     65,575       2,196,763
 *Moog, Inc. Class B....................     19,200         648,000
 *Moore Handley, Inc....................      2,000           3,800
 *Moore Medical Corp....................     43,300         319,121
 *Motor Car Parts & Accessories, Inc....     71,200         183,696
 Movado Group, Inc......................    176,450       4,054,821
 *MPS Group, Inc........................  1,990,000      14,268,300
 *MRV Communications, Inc...............    713,600       1,634,144
 *MSC Software Corp.....................    433,500       2,943,465
 #*MTI Technology Corp..................        300             321
 MTS Systems Corp.......................    262,110       3,813,701
 Mueller (Paul) Co......................      6,100         231,916
 *Mueller Industries, Inc...............    177,000       4,635,630
 Myers Industries, Inc..................     34,026         336,857
 *Nabi Biopharmaceuticals...............    568,542       3,974,109
 Nacco Industries, Inc. Class A.........    116,800       6,756,880
 *Nanogen, Inc..........................    190,300         666,050
 *Nanometrics, Inc......................    142,880         907,145
 *Napco Security Systems, Inc...........     49,800         412,344
 Nash-Finch Co..........................    228,780       3,070,228
 *Nashua Corp...........................    116,000       1,040,520
 #*Nastech Pharmaceutical Co., Inc......     37,600         349,680
 *NATCO Group, Inc. Class A.............      4,600          33,166
 *Nathans Famous, Inc...................    107,000         375,570
 *National Equipment Services, Inc......    262,000          28,820
 *National Home Health Care Corp........     53,533         366,701
 National Presto Industries, Inc........    135,950       4,395,264
 *National Research Corp................     75,900         909,282
                                           SHARES        VALUE+
                                           ------        ------
 *National RV Holdings, Inc.............    152,250  $      723,188
 National Service Industries, Inc.......    129,425       1,267,071
 *National Steel Corp. Class B..........    249,800           5,496
 *National Technical Systems, Inc.......    128,684         539,057
 *National Western Life Insurance Co.
   Class A..............................     24,300       2,639,223
 *Natrol, Inc...........................    122,500         232,750
 *Natural Alternatives International,
   Inc..................................     82,100         339,073
 *Nautica Enterprises, Inc..............    142,852       1,507,089
 *Navidec, Inc..........................      5,188          10,376
 *Navigant International, Inc...........    310,457       3,623,033
 *Navigators Group, Inc.................     12,000         301,920
 *NCI Building Systems, Inc.............    324,700       6,062,149
 *NCO Portfolio Management, Inc.........      2,613          15,547
 *NCS Healthcare, Inc...................    419,404       8,094,497
 *NCS Healthcare, Inc. Escrow Shares....    230,200               0
 *Neff Corp. Class A....................     10,400             572
 *Nelson (Thomas), Inc..................    202,600       2,350,160
 #*Neoforma, Inc........................    175,463       1,789,723
 *NeoMagic Corp.........................    342,900         497,205
 *Net2Phone, Inc........................    467,533       2,403,120
 #NetBank, Inc..........................    346,082       4,592,508
 *Netegrity, Inc........................    122,050         742,064
 *NetIQ Corp............................  1,039,168      15,421,253
 *NetManage, Inc........................     84,416         170,520
 *NetRatings, Inc.......................    551,039       4,953,841
 *Netro Corp............................    748,700       2,201,178
 *Netscout System, Inc..................     25,535         102,140
 *Network Equipment Technologies,
   Inc..................................    416,300       3,709,233
 *Neurogen Corp.........................     26,118         133,463
 *New Brunswick Scientific Co., Inc.....    103,193         438,570
 *New Focus, Inc........................  1,030,409       3,812,513
 *New Horizons Worldwide, Inc...........     63,775         284,437
 Newmil Bancorp, Inc....................     34,200         779,076
 *Newport Corp..........................    383,009       6,124,314
 *Niagara Corp..........................    132,200         325,873
 Nitches, Inc...........................      4,047          26,609
 *NMS Communications Corp...............    466,800         664,723
 *NMT Medical, Inc......................    123,800         451,870
 *Nobel Learning Communities, Inc.......     83,500         335,670
 Noble International, Ltd...............     45,650         382,958
 *Noel Group, Inc.......................     95,400             286
 Noland Co..............................      2,000          92,000
 *Norstan, Inc..........................    246,500         946,560
 *North American Scientific, Inc........     67,700         546,948
 North Central Bancshares, Inc..........     39,900       1,390,874
 Northeast Bancorp......................     21,200         318,000
 Northeast Pennsylvania Financial
   Corp.................................      3,200          49,888
 *Northland Cranberries, Inc............     50,400          40,320
 Northrim BanCorp, Inc..................     41,265         669,328
 *Northwest Pipe Co.....................     93,300       1,134,528
 *Novamed Eyecare, Inc..................     39,800          55,720
 *Novell, Inc...........................    305,754       1,018,161
 *NS Group, Inc.........................    322,600       2,916,304
 #*NTELOS, Inc..........................     24,000           1,200
 *Nu Horizons Electronics Corp..........    328,898       1,999,700
 *Nuevo Energy Co.......................    150,200       2,373,160
 NUI Corp...............................      3,240          51,160
 *Numerex Corp. Class A.................     77,800         237,290

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Nutraceutical International Corp......    136,100  $    1,182,573
 *Nuvelo, Inc...........................    168,029         346,140
 *NWH, Inc..............................     52,900         846,400
 *NYFIX, Inc............................    246,357       1,453,506
 Nymagic, Inc...........................    125,800       2,616,640
 *O.I. Corp.............................     51,800         241,388
 *Oak Technology, Inc...................    271,616       1,757,356
 *OAO Technology Solutions, Inc.........     32,600          62,918
 *Obie Media Corp.......................     70,500         134,796
 OceanFirst Financial Corp..............      6,300         148,119
 *Ocwen Financial Corp..................  1,012,400       4,312,824
 *Odd Job Stores, Inc...................    175,300         420,720
 *Officemax, Inc........................  2,493,100      13,736,981
 *Offshore Logistics, Inc...............    446,700       9,300,294
 *Oglebay Norton Co.....................     65,800         265,174
 Ohio Art Co............................      3,500          49,875
 *Ohio Casualty Corp....................  1,352,700      17,044,020
 Oil-Dri Corp. of America...............     47,700         512,775
 *Olympic Steel, Inc....................    210,600         800,280
 *Omega Protein Corp....................    494,300       2,501,158
 *Omnova Solutions, Inc.................    171,900         752,922
 *Omtool, Ltd...........................     38,557          87,910
 *On Assignment, Inc....................    169,562         568,033
 *On Command Corp.......................     37,500          41,250
 *One Price Clothing Stores, Inc........     42,786          25,672
 #Oneok, Inc............................      4,100          83,517
 *Onyx Acceptance Corp..................    107,900         539,500
 *Onyx Pharmacueticals, Inc.............      5,000          50,500
 *Opinion Research Corp.................     89,900         530,500
 *Oplink Communications, Inc............    158,500         228,240
 *Opti, Inc.............................    168,800         256,576
 *OpticNet, Inc.........................     28,750              29
 *Optika, Inc...........................     72,100         100,940
 *Orbital Sciences Corp.................     99,600         567,720
 *Oregon Steel Mills, Inc...............    516,761       1,493,439
 *Orleans Homebuilders, Inc.............     20,100         204,015
 *Orthologic Corp.......................    376,600       1,393,420
 #*OSI Systems, Inc.....................      6,100          94,001
 *Ostex International, Inc..............     97,400         200,644
 Outlook Group Corp.....................     59,300         297,093
 Overseas Shipholding Group, Inc........    692,600      14,544,600
 *Owens-Illinois, Inc...................    110,000       1,259,500
 *Owosso Corp...........................    108,600          30,951
 Oxford Industries, Inc.................     77,700       3,170,160
 *OYO Geospace Corp.....................     19,000         191,900
 *Pacific Mercantile Bancorp............        200           2,005
 *Pacific Premier Bancorp, Inc..........     26,840         180,902
 *Pacificare Health Systems, Inc........    649,764      25,119,226
 *Packaged Ice, Inc.....................     54,100         182,858
 *Pain Therapeutics, Inc................    141,500       1,055,590
 *Palm, Inc.............................    103,700       1,240,252
 Pamrapo Bancorp, Inc...................     57,500       1,035,575
 *Par Technology Corp...................    158,900         807,212
 *Paradyne Networks Corp................     11,000          26,950
 Park Electrochemical Corp..............    248,550       4,498,755
 *Parker Drilling Co....................  1,361,100       3,797,469
 *Park-Ohio Holdings Corp...............    187,935         881,415
 Parkvale Financial Corp................     40,725         968,033
 *Parlex Corp...........................     86,500         560,434
 *Parlux Fragrances, Inc................    230,900         861,257
 *Pathmark Stores, Inc..................    414,111       2,985,740
                                           SHARES        VALUE+
                                           ------        ------
 Patrick Industries, Inc................     96,250  $      625,625
 *Paula Financial, Inc..................     90,600         115,062
 *Paul-Son Gaming Corp..................     35,400         178,770
 *Paxson Communications Corp............    462,700       3,049,193
 *Payless Cashways, Inc.................      4,184               8
 *PC Connection, Inc....................    362,442       2,700,193
 *PC Mall, Inc..........................    144,900         507,150
 *PC-Tel, Inc...........................    284,000       3,777,200
 *PCD, Inc..............................     44,700             380
 *PDI, Inc..............................    197,341       2,318,757
 *Pediatric Services of America, Inc....     88,400         517,140
 *Peerless Manufacturing Co.............     20,100         184,116
 *Peerless Systems Corp.................    120,900         220,038
 #*Pegasus Communications Corp..........     30,150         749,228
 *Pegasus Solutions, Inc................     53,194         754,823
 #*Pemstar, Inc.........................    200,200         754,754
 Penford Corp...........................     81,000         960,660
 *Penn Traffic Co.......................        960             254
 #*Penn Treaty American Corp............    219,400         359,816
 Penn Virginia Corp.....................    104,800       4,349,200
 Penn-America Group, Inc................    215,575       2,328,210
 Pennfed Financial Services, Inc........     26,500         748,095
 Pep Boys - Manny, Moe & Jack...........  1,211,900      12,761,307
 *Perceptron, Inc.......................    159,500         767,195
 *Performance Technologies, Inc.........      6,800          46,036
 *Pericom Semiconductor Corp............     51,000         474,300
 *Perini Corp...........................     71,100         493,434
 #*Perry Ellis International, Inc.......     88,400       1,671,644
 *Per-Se Technologies, Inc..............    364,566       3,499,834
 *Petrocorp, Inc........................    102,600       1,293,786
 *Petroleum Development Corp............    274,564       2,520,498
 *Pharmacopeia, Inc.....................    371,593       3,894,295
 *Pharmacyclics, Inc....................    304,094       1,329,195
 *PharmChem, Inc........................     54,000          14,040
 Phillips-Van Heusen Corp...............    584,400       8,245,884
 *Phoenix Technologies, Ltd.............     98,498         458,016
 *Photo Control Corp....................      4,200           6,384
 *Photronics, Inc.......................    264,054       4,446,669
 *Piccadilly Cafeterias, Inc............    190,900         124,085
 *Pico Holdings, Inc....................    184,820       2,580,087
 Pilgrim's Pride Corp...................    165,600       1,011,816
 Pilgrims Pride Corp. Class B...........    542,400       4,697,184
 Pinnacle Bancshares, Inc...............     10,400         136,760
 *Pinnacle Entertainment, Inc...........    391,900       2,370,995
 Pioneer Standard Electronics, Inc......    643,054       5,877,514
 *Pixelworks, Inc.......................      3,100          25,668
 *PlanVista Corp........................    302,298         423,217
 *Plato Learning, Inc...................    300,473       1,583,493
 *Play By Play Toys and Novelties,
   Inc..................................     94,600             473
 *Plexus Corp...........................    183,312       2,199,744
 *PLX Technology, Inc...................    115,028         438,257
 PMA Capital Corp. Class A..............     19,400         180,032
 Pocahontas Bancorp, Inc................     69,800         837,600
 *Point West Capital Corp...............     14,300              14
 *Polycom, Inc..........................    155,605       1,979,296
 Polyone Corp...........................    412,300       2,053,254
 *Pomeroy Computer Resource, Inc........    253,100       2,579,089
 Pope & Talbot, Inc.....................    281,400       3,191,076
 Potlatch Corp..........................    402,300      10,005,201
 *PowerCerv Corp........................     20,666             827
 *Power-One, Inc........................    669,500       4,626,245

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Powerwave Technologies, Inc...........    318,744  $    2,215,271
 *PPT Vision, Inc.......................     89,000          66,750
 *PRAECIS Pharmaceuticals, Inc..........    698,131       3,602,356
 *Premier Financial Bancorp.............      1,100          10,891
 Presidential Life Corp.................    573,211       6,448,624
 #*PRG-Schultz International, Inc.......    113,200         792,400
 *Pricesmart, Inc.......................     33,250         507,395
 *Prime Hospitality Corp................    943,100       6,281,046
 *Prime Medical Services, Inc...........    226,600       1,268,960
 *Primus Knowledge Solutions, Inc.......    117,500          99,875
 *Printronix, Inc.......................     89,800         906,082
 *Printware, Inc........................      4,800           5,904
 *Procom Technology, Inc................      5,400           2,970
 *Procurenet, Inc.......................     22,400              22
 Programmers Paradise, Inc..............     86,900         209,429
 *Progressive Software Holding, Inc.....      5,680               6
 *Protection One, Inc...................  1,316,200       1,553,116
 *Proton Energy Systems, Inc............    488,100       1,644,897
 *Provant, Inc..........................    121,400          11,533
 Providence & Worcester Railroad Co.....     47,100         322,635
 Provident Financial Holdings, Inc......     36,800       1,120,928
 *PSS World Medical, Inc................    847,300       4,846,556
 *Psychiatric Solutions, Inc............     35,000         344,750
 *PTEK Holdings, Inc....................    678,200       3,424,910
 Pulaski Financial Corp.................     22,400         530,656
 Pulitzer, Inc..........................     10,800         543,024
 *Pure World, Inc.......................    100,500         322,605
 Pyramid Breweries, Inc.................    110,100         362,229
 *QEP Co., Inc..........................     29,000         251,430
 *QRS Corp..............................    130,700         615,597
 *Quaker City Bancorp, Inc..............      6,335         244,531
 Quaker Fabric Corp.....................    324,320       2,091,864
 *Quality Dining, Inc...................    217,600         456,960
 Quanex Corp............................    188,602       6,016,404
 *Quanta Services, Inc..................    870,250       5,230,203
 *Quicklogic Corp.......................    106,800         363,120
 *Quigley Corp..........................     22,100         142,545
 *Quovadx, Inc..........................    396,700       1,289,275
 *R & B, Inc............................    122,500       1,243,375
 *Radiologix, Inc.......................     24,600          66,420
 *RadiSys Corp..........................    181,732       1,935,446
 *Rag Shops, Inc........................     55,755         191,797
 *Railamerica, Inc......................    635,865       4,826,215
 *Ramsay Youth Services, Inc............     31,066         153,155
 *Range Resources Corp..................    731,991       4,391,946
 *RCM Technologies, Inc.................    234,100         795,940
 *RDO Equipment Co. Class A.............     93,200         555,472
 *Reading International, Inc. Class A...    213,799       1,197,274
 *Reading International, Inc. Class B...     14,660          76,599
 *RealNetworks , Inc....................        300           2,385
 *Recoton Corp..........................    151,732           1,290
 #*Redhook Ale Brewery, Inc.............    126,500         240,350
 *Refac.................................     11,357          55,195
 Regal-Beloit Corp......................    286,156       5,737,428
 *Regent Communications, Inc............    425,894       2,649,061
 *Register.Com, Inc.....................     78,955         473,730
 *Reliability, Inc......................    100,400          98,392
 Reliance Steel & Aluminum Co...........    172,800       3,319,488
 *Reliant Resources, Inc................     40,700         272,690
 *Relm Wireless Corp....................     59,254          32,590
 *Remec, Inc............................    715,550       4,908,673
                                           SHARES        VALUE+
                                           ------        ------
 *RemedyTemp, Inc.......................      7,800  $       83,616
 *Rentrak Corp..........................     63,000         369,936
 *Rent-Way, Inc.........................    506,400       2,385,144
 #*Reptron Electronics, Inc.............     73,300          32,985
 Republic Bankshares, Inc...............     92,400       2,157,540
 *Republic First Bancorp, Inc...........     66,730         555,194
 *Res-Care, Inc.........................    371,840       1,654,688
 *ResortQuest International, Inc........    379,100       1,535,355
 Resource America, Inc..................    411,600       3,741,444
 *Restoration Hardware, Inc.............     48,080         240,400
 *Retek, Inc............................      8,200          54,030
 *Rex Stores Corp.......................    216,350       2,704,375
 *Rexhall Industries, Inc...............     38,798          84,580
 *RF Monolithics, Inc...................    121,000         367,477
 Richardson Electronics, Ltd............    190,600       1,724,930
 Riggs National Corp....................    571,000       8,479,350
 *Riverside Group, Inc..................      3,200             112
 *Riverstone Networks, Inc..............      9,900          17,424
 Riverview Bancorp, Inc.................     59,100       1,034,250
 *Riviera Holdings Corp.................      5,500          28,325
 *Riviera Tool Co.......................     16,500          57,420
 *RMH Teleservices, Inc.................     82,800         336,996
 *Roadhouse Grill, Inc..................    174,800          52,440
 Roanoke Electric Steel Corp............    151,600       1,137,000
 Robbins & Myers, Inc...................    158,500       3,040,030
 *Robotic Vision Systems, Inc...........     70,000          35,000
 *Rochester Medical Corp................     29,000         342,200
 Rock of Ages Co........................     87,600         532,608
 Rock-Tenn Co. Class A..................    457,450       6,541,535
 *Rocky Shoes & Boots, Inc..............     72,000         647,280
 *Rofin-Sinar Technologies, Inc.........     52,800         837,936
 *Rogue Wave Software, Inc..............    147,100         353,040
 *Ross Systems, Inc.....................     21,300         291,384
 Roto-Rooter, Inc.......................     43,600       1,701,272
 *Rouge Industries, Inc. Class A........    271,100         124,706
 RPC, Inc...............................     82,400         964,080
 *RSA Security, Inc.....................    407,400       4,558,806
 *RTI International Metals, Inc.........    419,250       4,267,965
 *RTW, Inc..............................     93,850         335,045
 *Rural/Metro Corp......................    134,500         119,705
 *Rush Enterprises, Inc. Class A........    105,400         498,542
 *Rush Enterprises, Inc. Class B........    105,400         504,866
 Russell Corp...........................    479,000       9,570,420
 *Ryan's Family Steak Houses, Inc.......    524,500       6,739,825
 Ryerson Tull, Inc......................    465,039       4,115,595
 *S&K Famous Brands, Inc................     78,600       1,085,466
 *Safeguard Scientifics, Inc............    647,300       1,941,900
 *SafeNet, Inc..........................        735          20,448
 *Safety Components International,
   Inc..................................      1,155           8,287
 #*Salton, Inc..........................    230,300       2,144,093
 *San Filippo (John B.) & Son, Inc......     69,200       1,090,592
 Sanders Morris Harris Group, Inc.......     25,800         247,422
 Sanderson Farms, Inc...................     37,400         897,974
 *Sands Regent Casino Hotel.............     15,492          46,631
 *Sangamo BioSciences, Inc..............     19,200          75,072
 *Sapient Corp..........................        600           1,416
 #*Satcon Technology Corp...............    147,500          91,450
 *Saucony, Inc. Class A.................     35,800         413,490
 *Saucony, Inc. Class B.................     48,400         571,120
 Sauer-Danfoss, Inc.....................     92,400         873,180
 *SBS Technologies, Inc.................    170,616       1,550,899

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *ScanSoft, Inc.........................     20,377  $      118,166
 *Scheid Vineyards, Inc.................     34,100          99,743
 *Schieb (Earl), Inc....................     75,600         196,560
 *Schlotzskys, Inc......................    164,000         500,200
 Schnitzer Steel Industries, Inc.
   Class A..............................     82,200       2,803,020
 *Schuff International, Inc.............    106,600         189,215
 Schulman (A.), Inc.....................     30,500         522,465
 Schweitzer-Maudoit International,
   Inc..................................     60,200       1,447,810
 *SCM Microsystems, Inc.................    285,302       1,298,124
 Scope Industries, Inc..................      8,100         599,076
 SCPIE Holdings, Inc....................    150,700       1,409,045
 *SCS Transportation, Inc...............    230,050       2,976,847
 Seaboard Corp..........................     26,240       5,772,800
 *Seabulk International, Inc............     30,300         272,973
 *Seachange International, Inc..........      7,000          79,100
 Seacoast Financial Services Corp.......     91,846       1,873,658
 *Seacor Smit, Inc......................    399,250      15,566,758
 *Secom General Corp....................     11,500          17,538
 *SED International Holdings, Inc.......     11,350           5,335
 *SEEC, Inc.............................     87,900         102,843
 *Segue Software, Inc...................     68,200         168,454
 *Selas Corp. of America................     76,500         116,280
 *Selectica, Inc........................    643,400       2,078,182
 Selective Insurance Group, Inc.........    540,900      14,176,989
 *Seminis, Inc. Class A.................     91,846         298,500
 *Semitool, Inc.........................    414,200       2,427,212
 *SEMX Corp.............................     89,400           8,940
 *Seneca Foods Corp. Class B............     10,500         176,925
 *Sequa Corp. Class A...................     94,900       3,455,309
 *Sequa Corp. Class B...................     28,900       1,294,431
 *Sequenom, Inc.........................    445,500       1,220,670
 *SeraCare Life Sciences, Inc...........      2,680          10,586
 *Service Corp. International...........  4,419,200      18,383,872
 *Servotronics, Inc.....................        400             908
 #*Shaw Group, Inc......................    652,300       7,958,060
 *Shells Seafood Restaurants, Inc.......     42,100          29,470
 *Shiloh Industries, Inc................    164,700         559,980
 *Shoe Carnival, Inc....................    214,000       3,314,860
 *Shoe Pavilion, Inc....................      9,500          10,925
 *Sholodge, Inc.........................     71,600         233,416
 *Shopko Stores, Inc....................    620,200       7,250,138
 #*Sierra Pacific Resources.............      1,800           9,720
 *Sifco Industries, Inc.................     74,715         115,061
 *Sight Resource Corp...................     75,200           8,272
 *Sigmatron International, Inc..........     16,800         108,360
 *Signature Eyewear, Inc................     16,000           4,000
 *Silicon Graphics, Inc.................  1,681,500       1,933,725
 *Silicon Storage Technology, Inc.......    224,564       1,059,942
 #*Silicon Valley Bancshares............     18,800         473,948
 Simmons First National Corp. Class A...     77,000       1,571,570
 *Simon Worldwide, Inc..................    331,000           7,448
 *Simula, Inc...........................     78,650         235,950
 *Sinclair Broadcast Group, Inc.
   Class A..............................    564,200       6,855,030
 *Sipex Corp............................    494,200       2,342,508
 *Sitel Corp............................    469,800         671,814
 *Six Flags, Inc........................  1,393,800      10,495,314
 *Skechers U.S.A., Inc. Class A.........    125,700         940,236
 Skyline Corp...........................    118,700       3,399,568
 #*Skyworks Solutions, Inc..............    485,233       3,610,134
                                           SHARES        VALUE+
                                           ------        ------
 *Smart & Final Food, Inc...............    307,100  $    1,335,885
 *SmartDisk Corp........................     73,400           9,909
 *Smith & Wollensky Restaurant Group,
   Inc..................................     21,600          96,768
 Smith (A.O.) Corp......................    204,100       6,486,298
 Smith (A.O.) Corp. Convertible
   Class A..............................     70,050       2,226,189
 *Smithway Motor Express Corp.
   Class A..............................     73,800          71,586
 *Sola International, Inc...............    470,600       7,106,060
 *Somera Communications, Inc............     17,500          27,143
 *Sonic Automotive, Inc.................    232,600       4,340,316
 #*Sonic Foundry, Inc...................     22,800          14,136
 *Sonic Innovations, Inc................        100             415
 *SonicWALL, Inc........................    710,875       3,689,441
 *SOS Staffing Services, Inc............    229,000          84,730
 *Source Information Management, Inc....    220,400       1,595,696
 *Sourcecorp, Inc.......................    128,856       2,452,130
 South Jersey Industries, Inc...........    190,277       7,091,624
 *Southern Energy Homes, Inc............    161,100         275,481
 *Southwall Technologies, Inc...........    127,400         165,620
 Southwest Gas Corp.....................      1,700          36,125
 *Southwestern Energy Co................    469,900       7,057,898
 #*Spacehab, Inc........................    122,200         125,866
 Span-American Medical System, Inc......     24,000         210,000
 *Spanish Broadcasting System, Inc......    473,000       3,585,340
 *SPAR Group, Inc.......................      6,000          30,240
 Spartan Motors, Inc....................    109,245         934,045
 *Spartan Stores, Inc...................    121,600         318,592
 *Sparton Corp..........................    114,765         964,026
 *Spectrum Control, Inc.................    173,800         935,044
 *SpeechWorks International, Inc........     61,800         305,292
 *Speizman Industries, Inc..............     40,400          25,856
 *Spherion Corp.........................    968,200       5,102,414
 *Spiegel, Inc. Class A Non-Voting......     49,000           5,023
 #*Spinnaker Exploration Co.............    453,600      12,002,256
 *Sport Chalet, Inc.....................     45,900         321,300
 *Sport Supply Group, Inc...............    105,400         189,720
 *Sport-Haley, Inc......................     60,800         230,736
 *Sports Authority, Inc.................    422,500       4,174,300
 *Sports Club Co., Inc..................    116,000         324,800
 *SportsLine.Com, Inc...................    227,300         327,312
 *SPS Technologies, Inc.................    150,650       3,785,835
 *SRI/Surgical Express, Inc.............     52,500         288,750
 *SSE Telecom, Inc......................     81,400             285
 St. Francis Capital Corp...............    122,000       3,500,180
 *Stamps.com, Inc.......................    418,463       2,134,161
 Standard Commercial Corp...............    245,280       4,390,512
 *Standard Management Corp..............    134,600         538,400
 *Standard Microsystems Corp............    238,342       3,525,078
 Standard Motor Products, Inc.
   Class A..............................    193,350       2,442,011
 Standard Pacific Corp..................    530,800      18,248,904
 Standard Register Co...................    271,400       4,741,358
 Stanley Furniture, Inc.................     27,900         726,795
 *Star Buffet, Inc......................      7,200          15,552
 *Star Multi Care Service, Inc..........      6,344             476
 Starrett (L.S.) Co. Class A............     66,300         847,314
 State Auto Financial Corp..............     39,300         918,834
 State Financial Services Corp.
   Class A..............................    100,800       2,222,640

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Steel Dynamics, Inc...................    580,575  $    7,768,094
 Steel Technologies, Inc................    212,900       2,214,160
 *SteelCloud Co.........................      5,900           9,086
 *Stein Mart, Inc.......................     36,823         216,151
 *Steinway Musical Instruments, Inc.....     83,300       1,112,055
 *Stellent, Inc.........................    430,700       2,360,236
 Stepan Co..............................    128,900       3,178,674
 Stephan Co.............................     51,500         187,975
 *Sterling Financial Corp...............     31,240         744,137
 Stewart & Stevenson Services, Inc......    564,200       8,135,764
 *Stewart Enterprises, Inc..............  2,451,000      10,294,200
 *Stewart Information Services Corp.....    322,200       9,005,490
 *Stifel Financial Corp.................     92,072       1,152,741
 *Stillwater Mining Co..................    583,800       2,498,664
 *STM Wireless, Inc. Class A............     78,000             780
 *Stoneridge, Inc.......................    406,700       4,790,926
 *StorageNetworks, Inc..................    362,800         497,036
 *Strategic Distribution, Inc...........     65,178         912,557
 *Stratos Lightwave, Inc................     33,520         175,980
 *Stratus Properties, Inc...............     94,450         784,029
 Stride Rite Corp.......................    612,400       5,511,600
 *Suburban Lodges of America, Inc.
   Escrow Shares........................    241,100               0
 *Summa Industries, Inc.................     41,700         297,738
 *Sundance Homes, Inc...................     40,500             263
 *Sunland Entertainment Co., Inc........      5,240           3,930
 *SunLink Health Systems, Inc...........     65,400         148,458
 #*Sunrise Assisted Living, Inc.........    416,200      10,405,000
 *Sunrise Telecom, Inc..................      3,100           6,975
 *Suntron Corp..........................     92,475         284,823
 #*Supergen, Inc........................      1,600           8,064
 *Superior Consultant Holdings Corp.....      3,900          10,698
 #*Superior Telecom, Inc................    232,800           2,794
 Superior Uniform Group, Inc............    136,400       1,514,040
 *Supreme Industries, Inc...............     27,900         147,173
 Susquehanna Bancshares, Inc............    135,772       3,129,545
 *Swift Energy Corp.....................    545,700       6,466,545
 *Switchboard, Inc......................     26,200         103,228
 SWS Group, Inc.........................    254,200       4,766,250
 *Sycamore Networks, Inc................    841,804       3,577,667
 *Sykes Enterprises, Inc................    207,230       1,054,801
 *Sylvan Learning Systems, Inc..........     25,561         533,202
 *Sylvan, Inc...........................     99,900       1,094,205
 *Symmetricom, Inc......................    598,419       2,782,648
 *Symphonix Devices, Inc................      2,200              75
 *Syms Corp.............................    277,900       2,034,228
 *Synalloy Corp.........................     88,350         459,420
 *Synbiotics Corp.......................     72,400          10,860
 Sypris Solutions, Inc..................     23,150         212,980
 *Systemax, Inc.........................    408,500       1,511,450
 *Systems & Computer Technology Corp....    110,200         919,068
 *T-3 Energy Services, Inc..............        880           6,160
 *Taitron Components, Inc...............      6,500           7,475
 *Tandy Brand Accessories, Inc..........     63,700         684,775
 *Tanning Technology Corp...............        400             452
 *Tarrant Apparel Group.................     29,800         107,280
 Tasty Baking Co........................      5,500          50,050
 TB Woods Corp..........................     92,900         510,950
 *TBA Entertainment Corp................    132,500         112,625
 *TBC Corp..............................    250,500       4,509,000
                                           SHARES        VALUE+
                                           ------        ------
 *TEAM America, Inc.....................      2,500  $        2,500
 *Team, Inc.............................     75,600         589,680
 *TeamStaff, Inc........................     67,600         146,016
 *Technical Communications Corp.........      6,300           5,828
 *Technical Olympic USA, Inc............      2,000          50,000
 Technology Research Corp...............     65,400         196,854
 *Technology Solutions Corp.............     64,000          72,320
 *TechTeam Global, Inc..................    259,800       1,701,690
 Tecumseh Products Co. Class A..........    286,800      11,027,460
 Tecumseh Products Co. Class B..........     15,600         575,796
 *Tegal Corp............................     66,300          49,062
 *Teletech Holdings, Inc................     37,100         167,692
 *Telular Corp..........................      2,600          12,090
 *Temtex Industries, Inc................     35,700           4,641
 *Tenneco Automotive, Inc...............    813,420       3,123,533
 *Terayon Communication Systems, Inc....    105,400         311,984
 *Terex Corp............................    923,800      16,397,450
 *Terra Industries, Inc.................  1,539,700       2,263,359
 *Tesoro Petroleum Corp.................  1,331,600       9,334,516
 Texas Industries, Inc..................    422,162       9,334,002
 TF Financial Corp......................     36,000       1,098,000
 The Banc Corp..........................     24,500         159,250
 *The Beard Co..........................     22,500          23,738
 *The Rowe Companies....................      9,400          17,860
 *Theragenics Corp......................    242,700       1,033,902
 *TheStreet.com, Inc....................    286,800       1,502,832
 *Third Wave Technologies...............    170,500         670,065
 *Thomas & Betts Corp...................     79,600       1,224,248
 *Thoratec Corp.........................    324,265       4,452,158
 *Three-Five Systems, Inc...............    434,000       2,942,520
 *TIBCO Software, Inc...................      3,900          18,915
 *Tickets.com, Inc......................     14,500           6,525
 *TII Network Technologies, Inc.........     98,200          33,388
 Timberland Bancorp, Inc................     56,400       1,193,424
 *Timco Aviation Services, Inc..........     11,922           3,934
 *Time Warner Telecom, Inc..............    129,753         752,567
 Timken Co..............................    268,300       4,394,754
 *Tipperary Corp........................    126,900         266,490
 Titan International, Inc...............    260,900         182,630
 *Titan Pharmaceuticals, Inc............     86,500         193,760
 *Titanium Metals Corp..................     57,930       1,370,045
 *TLC Vision Corp.......................    143,070         500,745
 Todd Shipyards Corp....................     70,050         987,705
 *Todhunter International, Inc..........     73,100         736,848
 *Tower Automotive, Inc.................  1,122,650       4,030,314
 *Traffix, Inc..........................    266,400         764,302
 *Trailer Bridge, Inc...................    111,200         333,600
 *Trammell Crow Co......................    111,800       1,133,652
 *Trans World Entertainment Corp........    743,387       2,943,813
 *Transact Technologies, Inc............      2,700          34,644
 *Transcat, Inc.........................     60,000          84,000
 *Transgenomic, Inc.....................      7,900          14,615
 *Transkaryotic Therapies, Inc..........    186,309       1,382,413
 Trans-Lux Corp.........................      2,746          16,751
 *Transmeta Corp........................     59,900          93,444
 *Transmontaigne Oil Co.................    410,650       1,975,227
 *Transport Corp. of America............     20,000         121,600
 *Transportation Components, Inc........    310,800           2,176
 *Transpro, Inc.........................    126,400         519,504
 *Transtechnology Corp..................     97,300         511,798

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Tredegar Industries, Inc...............    336,200  $    4,740,420
 #Trenwick Group, Ltd...................    199,776          35,960
 *Trico Marine Services, Inc............    652,700       1,794,925
 *Trident Microsystems, Inc.............    255,850       1,496,723
 #Trinity Industries, Inc...............    916,100      15,848,530
 *TriPath Imaging, Inc..................     76,587         520,792
 *Tripos, Inc...........................     39,632         241,319
 *Triquint Semiconductor, Inc...........    483,237       2,242,220
 *Triumph Group.........................    243,300       7,666,383
 *TriZetto Group, Inc...................    763,529       4,619,350
 *TRM Corp..............................     98,200         169,886
 *Trover Solutions, Inc.................    123,200         715,792
 *Trump Hotels & Casino Resorts, Inc....    358,700         720,987
 *TTM Technologies, Inc.................    268,600       1,243,618
 *Tumbleweed Communications Corp........     37,100          74,200
 *Turnstone Systems, Inc................    644,248       1,707,257
 *Tut Systems, Inc......................     13,500          48,195
 *Tweeter Home Entertainment Group,
   Inc..................................    437,725       3,335,465
 Twin Disc, Inc.........................     37,200         489,180
 *Twinlab Corp..........................    337,600          91,152
 *Tyler Technologies, Inc...............    258,200       1,172,228
 *U.S. Concrete, Inc....................    261,109       1,028,769
 #*U.S. Diagnostic, Inc.................     20,800              21
 *U.S. Industries, Inc..................  1,219,200       5,205,984
 *U.S. Xpress Enterprises, Inc. Class
   A....................................    163,490       1,988,038
 *Ubics, Inc............................     52,500          11,813
 *UICI..................................    923,800      13,238,054
 UIL Holdings Corp......................      1,200          52,956
 *Ulticom, Inc..........................    210,600       2,053,350
 *Ultralife Batteries, Inc..............    136,700       1,212,529
 *Ultratech Stepper, Inc................     97,200       1,713,636
 UMB Financial Corp.....................    228,942       9,615,564
 #*Unapix Entertainment, Inc............      9,300               5
 *Unico American Corp...................     72,700         276,987
 *Unifi, Inc............................  1,031,400       7,126,974
 Unifirst Corp..........................    160,800       2,894,400
 *Uni-Marts, Inc........................    103,200         187,824
 *Uniroyal Technology Corp..............      3,700              57
 *United American Healthcare Corp.,.....     17,950          27,823
 *United Auto Group, Inc................    668,400      12,565,920
 United Community Financial Corp........    480,605       4,402,342
 United Fire & Casualty Co..............     44,450       1,444,181
 United Industrial Corp.................        300           4,407
 *United Rentals, Inc...................  1,056,500      13,502,070
 *United Retail Group, Inc..............    226,100         429,364
 *United Road Services, Inc.............      5,380             484
 *Universal Access Global Holdings,
   Inc..................................      5,000           1,650
 *Universal American Financial Corp.....     99,985         649,903
 *Universal Compression Holdings, Inc...    328,950       6,973,740
 Universal Forest Products, Inc.........     74,057       1,427,078
 *Universal Stainless & Alloy Products,
   Inc..................................    118,900         628,981
 *Unova, Inc............................  1,201,400      12,422,476
 *Urologix, Inc.........................    126,200         391,220
 *URS Corp..............................    330,616       5,527,900
 *US Energy Corp........................     25,700         122,538
 *US Liquids, Inc.......................     68,850          13,770
 #*US Oncology, Inc.....................  1,758,574      15,035,808
 *USA Truck, Inc........................     71,600         665,880
                                           SHARES        VALUE+
                                           ------        ------
 Usec, Inc..............................  1,523,200  $    9,535,232
 USF Corp...............................    385,735      11,548,906
 *V.I. Technologies, Inc................        100             127
 *Vail Resorts, Inc.....................    381,475       4,501,405
 #*Valence Technology, Inc..............      4,800          21,216
 Valhi, Inc.............................    231,252       2,183,019
 *Valley National Gases, Inc............     13,800          72,450
 *Valpey Fisher Corp....................     10,350          26,237
 *Value City Department Stores, Inc.....    557,100       1,654,587
 *ValueClick, Inc.......................    230,500       1,177,855
 *Valuevision Media, Inc. Class A.......    114,200       1,566,824
 *Vans, Inc.............................    345,395       2,410,857
 *Variflex, Inc.........................     68,100         377,955
 *Varsity Brands, Inc...................    125,400         809,457
 *Vascular Solutions, Inc...............     21,400          24,396
 *Vastera, Inc..........................     55,900         271,115
 *Veeco Instruments, Inc................    400,439       7,724,468
 *Verilink Corp.........................    110,800         126,312
 *Veritas DGC, Inc......................    587,600       5,494,060
 *Versar, Inc...........................        400           1,100
 #*Verso Technologies, Inc..............    168,935         219,616
 *Verticalbuyer Inc.....................      7,773              89
 Vesta Insurance Group, Inc.............    614,000       1,553,420
 *Viasat, Inc...........................     86,100       1,045,943
 *Vical, Inc............................    247,768       1,048,059
 *Vicon Industries, Inc.................     71,500         200,200
 *Vicor Corp............................    173,711       1,514,760
 #*Video Display Corp...................     60,740         402,645
 #*Viewpoint Corp.......................      5,300           6,572
 *Vignette Corp.........................    927,600       2,226,240
 *Viisage Technology, Inc...............     14,600          67,890
 Vintage Petroleum, Inc.................  1,273,500      15,027,300
 Virco Manufacturing Corp...............     60,786         534,309
 *Vision Twenty-One, Inc................     17,400              35
 Visteon Corp...........................  1,071,414       6,589,196
 *Visual Networks, Inc..................     26,900          38,225
 #*Vitech America, Inc..................        700               2
 *Vitesse Semiconductor, Inc............    199,200         999,984
 *Volt Information Sciences, Inc........    279,200       3,769,200
 Vulcan International Corp..............     11,200         385,280
 *Vyyo, Inc.............................     40,799         124,437
 *Wabash National Corp..................    507,500       6,338,675
 Walter Industries, Inc.................     39,290         463,622
 #*Warnaco Group, Inc...................    119,700             120
 Washington Savings Bank FSB............     37,650         310,613
 *Waste Industries USA, Inc.............    238,100       1,676,224
 *WatchGuard Technologoes, Inc..........    640,500       3,202,500
 *Water Pik Technologies, Inc...........     88,600         578,558
 *Waterlink, Inc........................    248,300          18,623
 Watsco, Inc. Class A...................    331,800       5,209,260
 Watts Industries, Inc. Class A.........    232,600       4,070,500
 Wausau-Mosinee Paper Corp..............    752,900       8,470,125
 Waypoint Financial Corp................     17,557         328,491
 *Webb Interactive Services, Inc........      4,200           3,780
 *Webco Industries, Inc.................     93,900         296,724
 *Weider Nutrition International,
   Inc..................................    166,500         387,945
 #Wellco Enterprises, Inc...............      4,600          51,060
 Wellman, Inc...........................    711,700       8,006,625
 *Wells-Gardner Electronics Corp........     58,325         129,482
 *WESCO International, Inc..............      1,600           7,904
 West Pharmaceutical Services, Inc......    155,800       3,916,812

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Westaff, Inc..........................     23,700  $       52,259
 Westbank Corp..........................      1,470          20,918
 *Westcoast Hospitality Corp............    290,000       1,102,000
 Westcorp, Inc..........................    272,875       7,585,925
 *Westell Technologies, Inc.............    450,900       3,471,930
 Western Ohio Financial Corp............     23,400         573,768
 *Western Power & Equipment Corp........      4,091             614
 *WFS Financial, Inc....................    116,200       3,341,796
 *Whitehall Jewelers, Inc...............     27,500         263,450
 #*WHX Corp.............................    111,433         225,095
 #*Wickes, Inc..........................     49,400          52,364
 *Williams Industries, Inc..............      3,400          12,070
 *Willis Lease Finance Corp.............    117,000         590,850
 *Wilshire Financial Services Group,
   Inc..................................      2,092           8,473
 *Wilshire Oil Co. of Texas.............    113,590         504,340
 *Wilsons The Leather Experts, Inc......    347,475       1,987,557
 *Wind River Systems, Inc...............    186,020         691,994
 #*Wire One Technologies, Inc...........    146,600         403,150
 *Wireless WebConnect!, Inc.............      4,500              23
 *Wiser Oil Co..........................    168,675         846,749
 *Witness Systems, Inc..................     29,300         122,181
 Wolohan Lumber Co......................     21,678         510,625
 *Wolverine Tube, Inc...................    222,800       1,314,520
 Woodhead Industries, Inc...............     47,800         589,374
 *Workflow Management, Inc..............    222,054         846,026
 World Fuel Services Corp...............     58,695       1,450,353
 *Worldwide Restaurant Concepts, Inc....    263,100         749,835
 *Xanser Corp...........................     53,500         125,725
 *Xeta Corp.............................      8,500          33,405
 #*XM Satellite Radio Holdings, Inc.....    707,322       8,021,031
 *Yellow Corp...........................    219,697       5,773,637
 *Zale Corp.............................    199,800       7,262,730
 *Zany Brainy, Inc......................    164,605             658
 *Zapata Corp...........................     31,610       1,138,592
 Ziegler Co., Inc.......................      8,200         123,820
 *Zoltek Companies, Inc.................    231,500         659,775
 *Zomax, Inc............................    199,936         665,787
 #*Zonagen, Inc.........................      5,900           9,499
 *Zones, Inc............................    173,400         178,602
 *Zygo Corp.............................    327,133       2,296,474
 *Zymetx, Inc...........................     16,400             246
                                                     --------------
TOTAL COMMON STOCKS
  (Cost $3,257,795,613).................              3,227,783,165
                                                     --------------
RIGHTS/WARRANTS -- (0.0%)
 *American Banknote Corp. Warrants
   Series 1 10/01/07....................        257               2
 *American Banknote Corp. Warrants
   Series 2 10/10/07....................        257               3
 #*Angeion Corp. Warrants 10/31/07......        315               0
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................    142,110         518,701
 *CSF Holding, Inc. Litigation Rights...     40,500               0
 *Del Global Technologies Corp. Warrants
   03/28/08.............................     19,927          16,440
 *Imperial Credit Industries, Inc.
   Warrants 01/31/08....................      4,082               0
 *Imperial Sugar Co. Warrants 08/29/08..      9,694           3,490
 *Lodgian, Inc. Class A Warrants
   11/25/07.............................      3,433             877
                                           SHARES        VALUE+
                                           ------        ------
 *Lodgian, Inc. Class B Warrants
   11/25/09.............................     10,609  $        2,711
 *Magnum Hunter Resources Warrants
   03/21/05.............................      9,740           3,458
 Navidec, Inc. Rights 06/08/03..........        400              72
 PMR Corp. Contingent Value Rights
   08/05/04.............................    105,000              10
 *Timco Aviation Services Warrants
   02/27/07.............................     25,879             259
                                                     --------------
TOTAL RIGHTS/WARRANTS
  (Cost $6,107,175).....................                    546,023
                                                     --------------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
BONDS -- (0.0%)
 *Del Global Technologies Corp.
   Subordinated Promissory Note 6.000%,
   03/28/07.............................  $      40               0
 *Timco Aviation Services, Inc. Jr
   Subordinated Note 8.000%, 01/02/07...          5               0
                                                     --------------
TOTAL BONDS
  (Cost $0).............................                          0
                                                     --------------
TEMPORARY CASH INVESTMENTS -- (6.7%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $95,366,000 FNMA
   Discount Notes 1.14%, 01/09/04,
   valued at $94,769,963) to be
   repurchased at $93,378,337
   (Cost $93,369,000)...................     93,369      93,369,000
 Repurchase agreements in a Pooled Cash
   Account, UBS Warburg, rates ranging
   from 1.15% to 1.24%, 06/02/03
   (Collateralized by $1,800,000,000
   U.S. Treasury Obligations, rates
   ranging from 1.875% to 12.50%,
   maturities ranging from 09/30/04 to
   05/15/30, valued at $138,341,323) to
   be repurchased at $128,745,805 (.)
   (Cost $138,341,323)..................    138,341     138,341,323
                                                     --------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $231,710,323)...................                231,710,323
                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,495,613,111)++...............             $3,460,039,511{/\}
                                                     ==============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $3,496,443,176
{/\} Includes $124,498,870 of securities on loan. (See Note G)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value (including $124,499 of
  securities on loan).............................  $  3,460,040
Cash..............................................             1
Receivables:
  Dividends and Interest..........................         1,938
  Investment Securities Sold......................        15,380
  Securities Lending Income.......................           110
  Fund Shares Sold................................           476
Prepaid Expenses and Other Assets.................            21
                                                    ------------
    Total Assets..................................     3,477,966
                                                    ------------

LIABILITIES:
Payables:
  Collateral on Securities Loaned.................       138,341
  Investment Securities Purchased.................        23,852
  Fund Shares Redeemed............................        17,793
  Due to Advisor..................................           428
Accrued Expenses and Other Liabilities............           317
                                                    ------------
    Total Liabilities.............................       180,731
                                                    ------------

NET ASSETS........................................  $  3,297,235
                                                    ============

SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized).........   215,586,965
                                                    ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $      15.29
                                                    ============
Investments at Cost...............................  $  3,495,613
                                                    ============

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  3,193,608
Accumulated Net Investment Income (Loss)..........         7,762
Accumulated Net Realized Gain (Loss)..............       131,438
Unrealized Appreciation (Depreciation) of
  Investment Securities...........................       (35,573)
                                                    ------------
    Total Net Assets..............................  $  3,297,235
                                                    ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends.......................................  $12,711
  Interest........................................      279
  Income From Securities Lending..................      555
                                                    -------
      Total Investment Income.....................   13,545
                                                    -------
EXPENSES
  Investment Advisory Services....................    2,850
  Accounting & Transfer Agent Fees................      537
  Custodian Fees..................................      136
  Legal Fees......................................       10
  Audit Fees......................................       14
  Shareholders' Reports...........................       23
  Trustees' Fees and Expenses.....................       25
  Other...........................................       24
                                                    -------
      Total Expenses..............................    3,619
                                                    -------
  NET INVESTMENT INCOME (LOSS)....................    9,926
                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................  132,044
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................  150,206
                                                    -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........  282,250
                                                    -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $292,176
                                                    =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS      YEAR
                                             ENDED       ENDED
                                            MAY 31,     NOV. 30,
                                             2003         2002
                                          -----------  ----------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $    9,926   $   22,276
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     132,044      229,965
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................     150,206     (183,665)
                                          ----------   ----------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................     292,176       68,576
                                          ----------   ----------
Distributions From:
  Net Investment Income.................      (3,883)     (23,105)
  Net Short-Term Gains..................          --      (27,939)
  Net Long-Term Gains...................    (230,312)    (259,512)
                                          ----------   ----------
        Total Distributions.............    (234,195)    (310,556)
                                          ----------   ----------
Capital Share Transactions (1):
  Shares Issued.........................     168,002      623,660
  Shares Issued in Lieu of Cash
    Distributions.......................     230,057      306,400
  Shares Redeemed.......................    (307,585)    (579,144)
                                          ----------   ----------
        Net Increase (Decrease) from
          Capital Share Transactions....      90,474      350,916
                                          ----------   ----------
        Total Increase (Decrease).......     148,455      108,936

NET ASSETS
    Beginning of Period.................   3,148,780    3,039,844
                                          ----------   ----------
    End of Period.......................  $3,297,235   $3,148,780
                                          ==========   ==========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      12,397       40,382
    Shares Issued in Lieu of Cash
      Distributions.....................      16,842       19,724
    Shares Redeemed.....................     (22,959)     (34,554)
                                          ----------   ----------
                                               6,280       25,552
                                          ==========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                        THE U.S. SMALL CAP VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....  $    15.04   $    16.54   $    16.47   $    17.16   $    17.26   $    21.10
                           ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)...............        0.05         0.11         0.15         0.16         0.14         0.14
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......        1.35         0.11         3.15         0.97         1.38        (1.92)
                           ----------   ----------   ----------   ----------   ----------   ----------
Total from Investment
  Operations.............        1.40         0.22         3.30         1.13         1.52        (1.78)
                           ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Net Investment
    Income...............       (0.02)       (0.11)       (0.15)       (0.16)       (0.14)       (0.16)
  Net Realized Gains.....       (1.13)       (1.61)       (3.08)       (1.66)       (1.48)       (1.90)
                           ----------   ----------   ----------   ----------   ----------   ----------
Total Distributions......       (1.15)       (1.72)       (3.23)       (1.82)       (1.62)       (2.06)
                           ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of
  Period.................  $    15.29   $    15.04   $    16.54   $    16.47   $    17.16   $    17.26
                           ==========   ==========   ==========   ==========   ==========   ==========
Total Return.............       10.19%#       1.05%       23.86%        7.29%        9.78%       (9.05)%

Net Assets, End of Period
  (thousands)............  $3,297,235   $3,148,780   $3,039,884   $2,711,041   $2,692,473   $2,435,734
Ratio of Expenses to
  Average Net Assets.....        0.25%*       0.25%        0.25%        0.25%        0.26%        0.26%
Ratio of Net Investment
  Income to Average Net
  Assets.................        0.70%*       0.70%        0.86%        0.92%        0.83%        0.78%
Portfolio Turnover
  Rate...................          31%*         30%          13%          32%          29%          23%

--------------

*    Annualized
#    Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which The U.S. Small Cap Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP of the day, the Series values securities at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Trustees is included in Accrured Expenses and Other Liabilities in the amount of $32,804.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2003.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2003, the Series made the following purchases and sales of investment securities other than short-term securites (amounts in thousands):

Purchases.........................................  $440,543
Sales.............................................   582,458

    There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2003.

E. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................  $ 651,754
Gross Unrealized Depreciation.....................   (688,158)
                                                    ---------
    Net...........................................  $ (36,404)
                                                    =========

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no outstanding borrowings under the discretionary line of credit with the domestic custodian bank at May 31, 2003. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2003.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit with the international custodian bank for the six months ended May 31, 2003.

G. SECURITIES LENDING

    As of May 31, 2003, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                     DFA INTERNATIONAL VALUE PORTFOLIO III

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2003
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                     DFA INTERNATIONAL VALUE PORTFOLIO III
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...........    1
    Statement of Operations.......................    2
    Statements of Changes in Net Assets...........    3
    Financial Highlights..........................    4
    Notes to Financial Statements.................    5

THE DFA INVESTMENT TRUST COMPANY -- THE DFA
  INTERNATIONAL VALUE SERIES
    Schedule of Investments.......................    7
    Statement of Assets and Liabilities...........   13
    Statement of Operations.......................   14
    Statements of Changes in Net Assets...........   15
    Financial Highlights..........................   16
    Notes to Financial Statements.................   17

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.
                     DFA INTERNATIONAL VALUE PORTFOLIO III
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series
  of The DFA Investment Trust Company (25,746,038
  Shares, Cost $251,096)++ at Value+..............  $  257,460
Receivables:
  Investment Securities Sold......................          15
  Fund Shares Sold................................         141
Prepaid Expenses and Other Assets.................          28
                                                    ----------
    Total Assets..................................     257,644
                                                    ----------

LIABILITIES:
Payables:
  Fund Shares Redeemed............................         156
  Due to Advisor..................................           2
Accrued Expenses and Other Liabilities............          19
                                                    ----------
    Total Liabilities.............................         177
                                                    ----------
NET ASSETS........................................  $  257,467
                                                    ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)........................  27,556,679
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $     9.34
                                                    ==========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  260,193
Accumulated Net Investment Income.................         323
Accumulated Net Realized Gain (Loss)..............      (9,413)
Unrealized Appreciation (Depreciation) from
  Investment Securities...........................       6,364
                                                    ----------
    Total Net Assets..............................  $  257,467
                                                    ==========

--------------

  +  See Note B to Financial Statements
 ++  The cost for federal income tax purposes is $260,730

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                     DFA INTERNATIONAL VALUE PORTFOLIO III
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................  $  460
                                                    ------
EXPENSES
  Administrative Services.........................      11
  Accounting & Transfer Agent Fees................       9
  Legal Fees......................................       6
  Audit Fees......................................       1
  Filing Fees.....................................       9
  Shareholders' Reports...........................      16
  Directors' Fees and Expenses....................       1
  Other...........................................       1
                                                    ------
        Total Expenses............................      54
                                                    ------
  NET INVESTMENT INCOME (LOSS)....................     406
                                                    ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................     229
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................  (2,422)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................  20,384
                                                    ------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........  18,191
                                                    ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $18,597
                                                    ======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                     DFA INTERNATIONAL VALUE PORTFOLIO III
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS     YEAR
                                             ENDED       ENDED
                                            MAY 31,    NOV. 30,
                                             2003        2002
                                          -----------  ---------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $    406    $  5,244
  Capital Gain Distributions Received
    from The DFA Investment Trust
    Company.............................        229         463
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (2,422)     (3,709)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................     20,384     (14,770)
                                           --------    --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................     18,597     (12,772)
                                           --------    --------
Distributions From:
  Net Investment Income.................     (4,886)     (4,407)
  Net Short-Term Gains..................         --        (213)
  Net Long-Term Gains...................       (407)     (8,013)
                                           --------    --------
        Total Distributions.............     (5,293)    (12,633)
                                           --------    --------
Capital Share Transactions (1):
  Shares Issued.........................     48,671     118,898
  Shares Issued in Lieu of Cash
    Distributions.......................      5,293      12,633
  Shares Redeemed.......................    (32,571)    (67,662)
                                           --------    --------
        Net Increase (Decrease) from
          Capital Share Transactions....     21,393      63,869
                                           --------    --------
        Total Increase (Decrease).......     34,697      38,464
NET ASSETS
  Beginning of Period...................    222,770     184,306
                                           --------    --------
  End of Period.........................   $257,467    $222,770
                                           ========    ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      5,811      12,690
    Shares Issued in Lieu of Cash
      Distributions.....................        626       1,353
    Shares Redeemed.....................     (3,863)     (7,196)
                                           --------    --------
                                              2,574       6,847
                                           ========    ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                     DFA INTERNATIONAL VALUE PORTFOLIO III
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               SIX
                             MONTHS        YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....   $   8.92     $  10.16     $  13.15     $  13.79     $  12.55     $  11.57
                            --------     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.02         0.23         0.27         0.31         0.33         0.29
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       0.62        (0.76)       (1.47)       (0.36)        1.28         1.10
                            --------     --------     --------     --------     --------     --------
Total from Investment
  Operations.............       0.64        (0.53)       (1.20)       (0.05)        1.61         1.39
                            --------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.20)       (0.25)       (0.33)       (0.32)       (0.28)       (0.26)
  Net Realized Gains.....      (0.02)       (0.46)       (1.46)       (0.27)       (0.09)       (0.15)
                            --------     --------     --------     --------     --------     --------
Total Distributions......      (0.22)       (0.71)       (1.79)       (0.59)       (0.37)       (0.41)
                            --------     --------     --------     --------     --------     --------
Net Asset Value, End of
  Period.................   $   9.34     $   8.92     $  10.16     $  13.15     $  13.79     $  12.55
                            ========     ========     ========     ========     ========     ========
Total Return.............       7.45%#      (5.52)%     (10.80)%      (0.53)%      13.22%       12.36%

Net Assets, End of Period
  (thousands)............   $257,467     $222,770     $184,306     $203,184     $269,973     $287,738
Ratio of Expenses to
  Average Net
  Assets (1).............       0.36%*       0.35%        0.34%        0.33%        0.33%        0.34%
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.37%*       2.52%        2.34%        2.04%        2.38%        2.21%
Portfolio Turnover
  Rate...................        N/A          N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................         16%*         18%           6%           9%           6%          15%

--------------

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which the DFA International Value Portfolio III (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2003, the Portfolio owned 22% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $2,480.

    3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................        --
Gross Unrealized Depreciation...............................   $(3,270)
                                                               -------
  Net.......................................................   $(3,270)
                                                               =======

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2003.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2003.

                       THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                            SHARES        VALUE+
                                            ------        ------
UNITED KINGDOM -- (25.1%)
COMMON STOCKS -- (25.1%)
 3I Group P.L.C.........................     100,979  $      972,781
 *AWG P.L.C.............................      94,550         785,373
 Abbey National P.L.C...................     344,677       2,851,743
 Aggregate Industries P.L.C.............   1,866,447       2,408,091
 Alliance & Leicester P.L.C.............     348,000       4,755,016
 Allied Domecq P.L.C....................     749,994       4,269,916
 Amvescap P.L.C.........................      94,600         574,230
 Antofagasta Holdings P.L.C.............     256,000       2,621,360
 Arriva P.L.C...........................     231,050       1,370,318
 Associated British Foods P.L.C.........     805,096       7,544,846
 Associated British Ports Holdings
   P.L.C................................     378,800       2,265,215
 Aviva P.L.C............................   2,464,383      17,966,972
 BAA P.L.C..............................   1,492,387      11,931,855
 BAE Systems P.L.C......................     838,390       1,778,781
 BBA Group P.L.C........................     652,333       2,303,156
 BG Group P.L.C.........................   2,288,548      10,151,616
 BOC Group P.L.C........................     160,857       2,026,623
 BPB P.L.C..............................     458,500       2,291,110
 Barratt Developments P.L.C.............     253,000       1,948,162
 Bellway P.L.C..........................      38,000         358,291
 Berkeley Group P.L.C...................     228,802       2,592,141
 Brambles Industries P.L.C..............     203,000         532,136
 *British Airways P.L.C.................   1,839,331       4,241,456
 British Land Co. P.L.C.................     836,626       6,596,427
 Brixton Estate P.L.C...................     346,685       1,283,660
 Cable and Wireless P.L.C...............   3,315,616       5,567,943
 Canary Wharf Group P.L.C...............     847,200       2,498,418
 Carnival P.L.C.........................     154,965       4,354,160
 *Carphone Warehouse Group P.L.C........     298,000         380,818
 Chelsfield P.L.C.......................     484,167       2,510,589
 #*Colt Telecom Group P.L.C.............   2,561,000       2,685,321
 *Corus Group P.L.C.....................   4,456,227       1,164,487
 Debenhams P.L.C........................     354,603       2,219,282
 Friends Provident P.L.C................     683,456       1,298,899
 Galen Holdings P.L.C...................     319,000       3,065,246
 Granada Compass P.L.C..................   1,541,178       2,234,615
 Great Universal Stores P.L.C...........     332,182       3,419,127
 Greene King P.L.C......................     104,000       1,294,952
 HBOS P.L.C.............................     134,137       1,564,715
 Hammerson P.L.C........................     468,800       3,895,977
 Hanson P.L.C...........................     867,138       5,014,985
 Hilton Group P.L.C.....................   2,579,517       7,216,154
 IMI P.L.C..............................      24,000         120,419
 *Intercontinental Hotels Group P.L.C...     893,279       6,347,947
 *International Power P.L.C.............   1,898,700       3,826,204
 Johnson Matthey P.L.C..................      86,871       1,250,326
 Kelda Group P.L.C......................     161,510       1,147,084
 Kingfisher P.L.C.......................     188,908         791,540
 Liberty International P.L.C............     444,297       4,658,650
 Logicacmg P.L.C........................     586,400       1,325,805
 MFI Furniture Group P.L.C..............     135,900         331,751
 *MM02 P.L.C............................   6,843,300       6,895,208
 Marks & Spencer Group P.L.C............   1,155,300       5,413,367
 Millennium and Copthorne Hotels
   P.L.C................................     480,000       1,926,700
 *Mitchells & Butlers P.L.C.............     893,279       3,113,604
                                            SHARES        VALUE+
                                            ------        ------
 National Grid Group P.L.C..............     999,948  $    6,462,955
 Novar P.L.C............................     533,864       1,053,961
 Peninsular & Oriental Steam Navigation
   P.L.C................................   1,000,477       3,770,002
 Pennon Group P.L.C.....................      55,412         604,169
 Persimmon P.L.C........................      84,000         639,940
 Pilkington P.L.C.......................   2,141,066       2,587,014
 RMC Group P.L.C........................     401,000       2,943,263
 Rank Group P.L.C.......................      18,255          74,770
 Rexam P.L.C............................     463,824       2,880,044
 Rio Tinto P.L.C........................     304,385       5,964,322
 Rolls-Royce P.L.C......................   2,686,096       5,445,947
 Royal & Sun Alliance Insurance Group
   P.L.C................................   2,446,401       5,701,467
 Royal Bank of Scotland Group P.L.C.....     210,802       5,474,074
 Safeway P.L.C..........................   1,527,326       6,724,917
 Sainsbury (J.) P.L.C...................   2,712,288      12,031,256
 Scottish & Newcastle P.L.C.............     661,078       4,142,770
 Scottish Power P.L.C...................     509,293       3,012,185
 Severn Trent P.L.C.....................     210,597       2,580,836
 Slough Estates P.L.C...................     706,900       4,111,431
 Smith (David S.) Holdings P.L.C........     256,000         733,981
 Smith (W.H.) P.L.C.....................     299,537       1,702,890
 Stagecoach Holdings P.L.C..............   1,557,000       1,313,719
 Tate & Lyle P.L.C......................     520,200       2,684,649
 Taylor Woodrow P.L.C...................     939,036       3,269,248
 Tesco P.L.C............................   3,167,845      10,600,654
 Thistle Hotels P.L.C...................     818,707       1,747,081
 Trinity Mirror P.L.C...................     495,640       3,755,647
 United Business Media P.L.C............     237,262       1,255,560
 United Utilities P.L.C.................     265,595       2,671,745
 Vodafone Group P.L.C...................  13,384,437      29,055,120
 Whitbread P.L.C........................     496,908       5,153,311
 Wilson Bowden P.L.C....................      96,900       1,443,093
 Wimpey (George) P.L.C..................     433,366       2,009,315
 Wolseley P.L.C.........................     518,749       5,609,290
 Wolverhampton & Dudley Breweries
   P.L.C................................      28,300         302,534
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $323,044,002)...................                 333,468,728
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $72,632).......................                      72,311
                                                      --------------
TOTAL -- UNITED KINGDOM
  (Cost $323,116,634)...................                 333,541,039
                                                      --------------
JAPAN -- (15.8%)
COMMON STOCKS -- (15.8%)
 #AIOI Insurance Co., Ltd...............     928,735       2,150,910
 Aichi Steel Works, Ltd.................      35,000         145,730
 #Aisin Seiki Co., Ltd..................     137,000       1,950,679
 Akita Bank, Ltd........................      33,000         125,538
 #Amada Co., Ltd........................     376,000         949,392
 Aoyama Trading Co., Ltd................      47,700         615,767
 Asahi Kasei Corp.......................     289,000         823,954
 Asahi National Broadcasting Co., Ltd...         202         239,823
 Asatsu-Dk, Inc.........................      17,600         292,683
 #Awa Bank, Ltd.........................     196,600       1,019,121
 #Bank of Kyoto, Ltd....................     347,400       1,504,562

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #Bank of Nagoya, Ltd...................     185,000  $      870,825
 Benesse Corp...........................       6,500         101,083
 Canon Sales Co., Inc...................     124,900         888,674
 #Chiba Bank, Ltd.......................     941,000       3,304,376
 Chugoku Bank, Ltd......................     238,800       1,571,302
 Citizen Watch Co., Ltd.................     318,000       1,672,355
 Coca-Cola West Japan Co., Ltd..........      14,900         252,891
 #Cosmo Oil Co., Ltd....................     764,000       1,124,234
 Dai Nippon Ink & Chemicals, Inc........     236,000         382,793
 Dai Nippon Printing Co., Ltd...........      99,000       1,019,757
 #Daicel Chemical Industries, Ltd.......     485,000       1,549,015
 Daihatsu Motor Co., Ltd................     145,000         534,635
 #Daishi Bank, Ltd......................     355,000       1,110,070
 #Daiwa House Industry Co., Ltd.........     663,000       4,223,953
 Denso Corp.............................      22,500         317,169
 Ebara Corp.............................      78,000         230,860
 #Ezaki Glico Co., Ltd..................     174,600         999,966
 Fuji Electric Co., Ltd.................     195,780         368,300
 Fuji Fire & Marine Insurance Co.,
   Ltd..................................     215,000         393,671
 Fuji Heavy Industries..................     244,000         928,222
 Fuji Photo Film Co., Ltd...............     355,000       9,824,420
 Fujikura, Ltd..........................     241,000         691,133
 Fujitsu, Ltd...........................     286,000         930,178
 Fukui Bank, Ltd........................     343,000       1,267,555
 #Fukuoka Bank, Ltd.....................     215,000         830,484
 #Fukuyama Transporting Co., Ltd........     266,000         854,011
 Furukawa Electric Co., Ltd.............     172,000         424,230
 Futaba Corp............................      16,000         332,428
 #Gunma Bank, Ltd.......................     173,000         856,285
 #Gunze, Ltd............................      77,000         270,390
 Hachijuni Bank, Ltd....................     185,000         621,797
 #Hanshin Electric Railway Co., Ltd.....     141,000         410,250
 Heiwa Corp.............................      12,000         181,297
 #Higo Bank, Ltd........................     308,000       1,462,681
 Hitachi Cable, Ltd.....................     127,000         292,003
 Hitachi Maxell, Ltd....................      96,000       1,391,781
 #Hitachi Metals, Ltd...................     360,000         945,111
 Hitachi, Ltd...........................   3,734,000      14,548,252
 #Hokkoku Bank, Ltd.....................     120,000         545,796
 Hokuetsu Paper Mills, Ltd..............     162,000         690,774
 *Hokuriku Bank, Ltd....................     414,000         526,132
 #House Foods Corp......................     117,000       1,056,477
 #Hyakugo Bank, Ltd.....................     258,000       1,067,765
 #Hyakujishi Bank, Ltd..................     314,000       1,874,470
 Ishikawajima-Harima Heavy Industries
   Co., Ltd.............................     341,000         302,211
 Itochu Corp............................     120,000         244,806
 #Iyo Bank, Ltd.........................     110,000         641,027
 JFE Holdings, Inc......................      56,300         660,885
 Japan Airport Terminal Co., Ltd........      33,000         174,098
 Joyo Bank, Ltd.........................     299,000         792,467
 #Juroku Bank, Ltd......................     349,000       1,423,954
 Kagoshima Bank, Ltd....................      49,000         211,805
 #Kamigumi Co., Ltd.....................     357,000       1,659,562
 #Kawasaki Heavy Industries, Ltd........     433,000         351,164
 Kikkoman Corp..........................     259,000       1,680,398
 Kinden Corp............................      90,000         274,654
 Kirin Brewery Co., Ltd.................     201,000       1,495,673
 #Kissei Pharmaceutical Co., Ltd........      41,000         514,192
 #*Kobe Steel, Ltd......................   2,632,000       1,628,427
 Kokuyo Co., Ltd........................      43,000         325,722
 Komatsu, Ltd...........................   1,279,000       4,705,154
 #Koyo Seiko Co.........................     198,000       1,231,654
 Kubota Corp............................     140,000         331,257
                                            SHARES        VALUE+
                                            ------        ------
 Kuraray Co., Ltd.......................     127,000  $      760,269
 #Makita Corp...........................     209,000       1,614,614
 #Marubeni Corp.........................   1,942,000       1,948,413
 Marui Co., Ltd.........................      96,000         799,431
 #Maruichi Steel Tube, Ltd..............     117,000       1,193,428
 Matsushita Electric Industrial Co.,
   Ltd..................................   1,977,135      17,985,222
 #Matsushita Electric Works, Ltd........     202,000       1,124,802
 #Meiji Seika Kaisha, Ltd. Tokyo........     127,000         407,742
 #Michinoku Bank, Ltd...................     187,000       1,050,658
 Millea Holdings, Inc...................          47         338,464
 Mitsubishi Corp........................      40,000         249,822
 Mitsubishi Heavy Industries, Ltd.......     887,000       1,891,100
 Mitsubishi Logistics Corp..............      55,000         293,382
 *Mitsubishi Materials Corp.............     975,000         937,461
 Mitsubishi Securities Co., Ltd.........      91,000         456,503
 #Mitsui Chemicals, Inc.................     116,800         472,649
 #Mitsui Trust Holdings.................     641,000       1,302,312
 #*Mizuho Holdings, Inc.................       1,192         692,647
 Musashino Bank, Ltd....................       1,000          36,370
 NGK Spark Plug Co., Ltd................      46,000         322,294
 NSK, Ltd...............................     179,000         478,910
 #Namco, Ltd............................       5,500          80,473
 Nanto Bank, Ltd........................     317,000       1,036,303
 Nichicon Corp..........................      21,300         217,977
 Nihon Unisys, Ltd......................      19,700         108,708
 Nippon Electric Glass Co., Ltd.........      44,000         469,044
 Nippon Kayaku Co., Ltd.................      53,000         223,778
 Nippon Meat Packers, Inc., Osaka.......     100,000         950,629
 Nippon Mitsubishi Oil Corp.............   1,871,050       7,133,470
 Nippon Sanso Corp......................      30,000          88,040
 Nippon Sheet Glass Co., Ltd............     151,000         364,859
 Nippon Shokubai Co., Ltd...............     163,000         888,558
 Nipponkoa Insurance Co., Ltd...........      45,000         154,258
 #Nishimatsu Construction Co., Ltd......     364,000       1,122,996
 Nishi-Nippon Bank, Ltd.................     156,540         409,657
 #Nissay Dowa General Insurance Co.,
   Ltd..................................     383,000       1,594,699
 Nisshin Seifun Group, Inc..............      96,000         676,627
 #Nisshinbo Industries, Inc.............     305,000       1,374,482
 Obayashi Corp..........................     520,000       1,543,413
 #Ogaki Kyoritsu Bank, Ltd..............      50,000         249,989
 Oji Paper Co., Ltd.....................     275,000       1,103,633
 *Oki Electric Industry Co., Ltd........     208,000         495,631
 Onward Kashiyama Co., Ltd..............      57,000         464,178
 Pioneer Electronic Corp................      60,000       1,259,144
 Promise Co., Ltd.......................      14,100         545,822
 #*Resona Holdings, Inc.................   1,873,000       1,017,892
 San In Godo Bank, Ltd..................      46,000         288,449
 Santen Pharmaceutical Co., Ltd.........      18,000         175,026
 Sanyo Shinpan Finance Co., Ltd.........      12,900         345,136
 #Sapporo Breweries, Ltd................      89,000         217,282
 Sapporo Hokuyo Holdings, Inc...........         110         479,160
 Seino Transportation Co., Ltd..........     193,000       1,094,051
 Sekisui Chemical Co., Ltd..............     557,000       1,597,349
 Sekisui House, Ltd.....................     942,000       7,064,703
 Seventy-seven (77) Bank, Ltd...........     130,000         553,238
 #Shiga Bank, Ltd.......................     272,000       1,014,272
 #Shikoku Bank, Ltd.....................      72,000         437,039
 Shimachu Co., Ltd......................      20,200         297,245
 #Shimadzu Corp.........................     181,000         519,067
 Shimizu Corp...........................     997,000       2,442,381
 #*Shinko Securities Co., Ltd...........     275,000         308,097
 Shizuoka Bank, Ltd.....................     162,000       1,040,224
 #Softbank Corp.........................      99,100       1,324,040

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Sumitomo Bakelite Co., Ltd.............      62,000  $      247,264
 Sumitomo Corp..........................     430,000       1,819,154
 Sumitomo Electric Industries, Ltd......     197,000       1,248,493
 Sumitomo Forestry Co., Ltd.............     139,000         632,214
 Sumitomo Metal Industries, Ltd.
   Osaka................................   1,481,000         705,798
 #Sumitomo Metal Mining Co., Ltd........     313,000       1,175,009
 #Sumitomo Realty & Development Co.,
   Ltd..................................     107,000         379,315
 #Sumitomo Rubber.......................      43,000         176,523
 Sumitomo Trust & Banking Co., Ltd......      21,000          59,521
 Suruga Bank, Ltd.......................      87,000         376,790
 Suzuken Co., Ltd.......................      26,400         704,118
 Suzuki Motor Corp......................      14,000         173,003
 TDK Corp...............................      10,100         447,556
 #Taiheiyo Cement Corp..................   1,209,800       1,881,383
 #Taisei Corp...........................   1,325,000       2,592,282
 Taiyo Yuden Co., Ltd...................      31,000         261,778
 #Takashimaya Co., Ltd..................     214,000         984,072
 #Teijin, Ltd...........................     893,000       2,008,419
 #Teikoku Oil Co., Ltd..................     346,000       1,029,856
 Toho Bank, Ltd.........................     254,000       1,027,850
 #Tokuyama Corp.........................     248,000         808,662
 Tokyo Broadcasting System, Inc.........      47,000         495,916
 Tokyo Style Co., Ltd...................     133,000       1,041,938
 Toppan Printing Co., Ltd...............     183,000       1,179,658
 Toray Industries, Inc..................     281,000         615,543
 Tostem Inax Holding Corp...............      65,000         878,767
 Toto, Ltd..............................     247,000       1,377,442
 Toyo Seikan Kaisha, Ltd................     287,600       2,568,093
 Toyota Auto Body Co., Ltd..............      86,000         942,653
 #Toyota Industries Corp................      76,500       1,190,945
 #Toyota Tsusho Corp....................     314,000       1,903,348
 #*UFJ Holdings, Inc....................       1,324       1,250,884
 UFJ Tsubasa Securities Co. Ltd.........      37,000         103,942
 #UNY Co., Ltd..........................      64,000         521,717
 Wacoal Corp............................     149,000       1,102,504
 #Yamagata Bank, Ltd....................     153,700         663,093
 #Yamaguchi Bank, Ltd...................     133,000         909,611
 Yamaha Corp............................      70,000         946,365
 Yamazaki Baking Co., Ltd...............      74,000         507,337
 Yokogawa Electric Corp.................     337,000       2,276,627
 Yokohama Rubber Co., Ltd...............     410,000       1,062,664
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $345,340,767)...................                 209,612,739
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $38,159).......................                      37,267
                                                      --------------
TOTAL -- JAPAN
  (Cost $345,378,926)...................                 209,650,006
                                                      --------------
FRANCE -- (8.7%)
COMMON STOCKS -- (8.7%)
 AGF (Assurances Generales de France
   SA)..................................     116,614       4,553,520
 AXA....................................     210,905       3,160,202
 #Air France............................      34,700         464,849
 Air Liquide SA.........................       8,848       1,328,761
 *Alcatel SA............................     195,750       1,793,485
 Arcelor SA.............................     167,800       1,865,015
 BNP Paribas SA.........................     649,686      32,169,482
 #*Cap Gemini SA........................      19,800         687,681
 Compagnie de Saint-Gobain..............     263,885       9,993,763
                                            SHARES        VALUE+
                                            ------        ------
 Compagnie Francaise d'Etudes et de
   Construction Technip SA..............       3,900  $      373,377
 *Credit Agricole SA....................      25,400         531,756
 Eiffage SA.............................       2,277         224,690
 Esso SA................................         686          67,693
 Euler-Hermes SA........................       3,775         123,119
 Faurecia SA............................       3,500         216,115
 Fonciere Lyonnaise SA..................      10,950         390,225
 #France Telecom SA.....................     188,321       4,653,538
 Generale des Establissements Michelin
   SA Series B..........................      97,920       3,570,192
 *Havas SA..............................      44,400         209,404
 Imerys SA..............................      11,000       1,604,253
 LaFarge SA.............................      23,336       1,483,476
 LaFarge SA Prime Fidelity..............      79,266       4,847,845
 Lagardere S.C.A. SA....................      10,900         449,210
 Pechiney SA Series A...................      55,475       1,593,314
 *Peugeot SA............................     224,200      10,244,366
 #Rallye SA.............................      18,020         621,409
 #Remy Cointreau SA.....................      28,750         865,638
 Renault SA.............................      19,000         844,926
 #Rexel SA..............................       7,500         265,513
 Rue Imperiale..........................       5,000         679,220
 *SEB SA Prime Fidelity.................       9,000         843,115
 Schneider SA...........................      16,095         735,807
 Societe des Ciments de Francais........      24,900       1,376,435
 *Societe Financiere Interbail SA.......      11,550         441,086
 Societe Generale, Paris................     293,528      18,020,984
 #Valeo SA..............................      53,800       1,486,992
 #*Vivendi Universal SA.................     171,927       3,154,475
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $82,472,434)....................                 115,934,931
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Rallye SA Series A Warrants
   11/30/03.............................      18,020             424
 *Rallye SA Series B Warrants
   11/30/05.............................      18,020           2,331
                                                      --------------
TOTAL RIGHTS/WARRANTS
  (Cost $13,859)........................                       2,755
                                                      --------------
TOTAL -- FRANCE
  (Cost $82,486,293)....................                 115,937,686
                                                      --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)....................     691,000               0
                                                      --------------
SWITZERLAND -- (5.8%)
COMMON STOCKS -- (5.8%)
 *ABB, Ltd..............................     462,000       1,461,453
 Baloise-Holding........................     175,860       5,792,552
 *Ciba Spezialitaetenchemie Holding
   AG...................................       7,000         446,089
 Cie Financiere Richemont AG
   Series A.............................   1,155,900      18,415,520
 *Clariant AG...........................      12,800         116,459
 Credit Swisse Group....................     256,400       6,929,570
 Givaudan SA............................       2,952       1,167,264
 #*Holcim, Ltd..........................      33,720       5,747,595
 Jelmoli Holding AG.....................         500         355,106
 Luzerner Kantonalbank AG...............       9,427       1,223,224
 Pargesa Holding SA, Geneve.............       1,935       4,024,719
 Psp Swiss Property AG..................      18,600       2,263,538

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Rieters Holdings.......................       5,810  $    1,083,997
 *Schindler Holding AG..................      22,590       3,776,765
 Sig Holding AG.........................      44,130       5,048,540
 *Swiss Life AG.........................      64,180       6,689,369
 Syngenta AG............................      72,800       3,717,052
 UBS AG.................................      42,000       2,263,769
 Unaxis Holding AG......................      39,500       3,518,039
 Valora Holding AG......................       4,760         840,583
 *Zurich Financial SVCS AG..............      15,606       1,893,190
                                                      --------------
TOTAL -- SWITZERLAND
  (Cost $66,422,624)....................                  76,774,393
                                                      --------------
GERMANY -- (5.5%)
COMMON STOCKS -- (5.5%)
 Allianz AG.............................       5,000         376,658
 #BASF AG...............................     435,050      18,522,782
 #*BHW Holding AG.......................      34,600         358,111
 *Bankgesellschaft Berlin AG............     233,550         541,134
 Bayer AG...............................     168,100       3,450,020
 *Bayerische Vereinsbank AG.............     337,110       4,619,086
 Berliner Kraft & Licht Bewag AG........     158,800       2,484,052
 #Commerzbank AG........................     408,050       4,655,256
 Continental AG.........................      44,100         863,597
 DaimlerChrysler AG.....................      15,400         486,684
 #*Deutsche Bank AG.....................     359,305      21,235,270
 #*Deutsche Lufthansa AG................     305,250       3,317,310
 E.ON AG................................       7,600         391,513
 #Fresenius Medical Care AG.............      27,600       1,340,657
 Heidelberger Druckmaschinen AG.........       4,200          85,952
 #*Heidelberger Zement AG...............      28,301         766,261
 #*Hochtief AG..........................      56,150         911,354
 #Karstadt Quelle AG....................      20,000         396,359
 #Linde AG..............................      76,000       2,574,332
 #*MAN AG...............................      88,000       1,469,703
 *MG Technologies AG....................       2,100          21,784
 Merck KGAA.............................      36,000       1,210,952
 SCA Hygiene Products AG................       3,550       1,022,947
 ThyssenKrupp AG........................     108,750       1,138,355
 Volkswagen AG..........................      15,550         555,984
                                                      --------------
TOTAL -- GERMANY
  (Cost $91,931,250)....................                  72,796,113
                                                      --------------
NETHERLANDS -- (4.9%)
COMMON STOCKS -- (4.9%)
 #ABN-AMRO Holding NV...................   1,202,159      23,258,754
 Aegon NV...............................     201,159       1,899,824
 #DSM NV................................      74,537       3,418,968
 #Ing Groep NV..........................   1,512,531      24,371,571
 *Koninklijke KPN NV....................     278,922       1,945,342
 Koninklijke Numico NV..................      51,200         649,755
 Koninklijke Philips Electronics NV.....     405,906       7,929,642
 NV Holdingsmij de Telegraaf............       6,800         114,368
 Oce NV.................................       9,700          96,859
 #Vedior NV.............................      46,388         379,733
 Vnu NV.................................      44,428       1,290,138
                                                      --------------
TOTAL -- NETHERLANDS
  (Cost $44,824,045)....................                  65,354,954
                                                      --------------
AUSTRALIA -- (3.9%)
COMMON STOCKS -- (3.9%)
 #AMP, Ltd..............................     834,033       2,592,494
 AXA Asia Pacific Holdings, Ltd.........   2,279,150       3,252,619
 Australian Provincial Newspaper
   Holdings, Ltd........................     462,623       1,024,996
                                            SHARES        VALUE+
                                            ------        ------
 BHP Steel Ltd..........................     990,000  $    2,180,560
 Boral, Ltd.............................     747,698       2,387,473
 CSR, Ltd...............................   1,237,515       1,499,959
 Commonwealth Bank of Australia.........      48,143         885,960
 Insurance Australiz Group, Ltd.........   1,380,818       3,005,377
 Lion Nathan, Ltd.......................     699,800       2,667,755
 #MIM Holdings..........................   2,461,213       2,518,054
 Mayne Nickless, Ltd....................   1,006,249       1,691,770
 Mirvac, Ltd............................     763,448       2,179,062
 Orica, Ltd.............................     338,374       2,205,023
 Origin Energy, Ltd.....................     670,274       1,965,536
 Paperlinx, Ltd.........................     470,500       1,370,513
 #Publishing and Broadcasting, Ltd......     579,260       3,533,178
 QBE Insurance Group, Ltd...............     199,966       1,170,169
 Quantas Airways, Ltd...................   2,101,158       4,408,905
 Rinker Group, Ltd......................   1,155,484       3,463,681
 Santos, Ltd............................     763,757       2,627,878
 #Southcorp, Ltd........................     488,016         865,006
 Stockland Trust Group..................      20,641          71,558
 *WMC Resources, Ltd....................   1,478,132       3,708,430
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $45,647,905)....................                  51,275,956
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $45,682).......................                      48,014
                                                      --------------
TOTAL -- AUSTRALIA
  (Cost $45,693,587)....................                  51,323,970
                                                      --------------
ITALY -- (3.8%)
COMMON STOCKS -- (3.8%)
 #Banca Monte Dei Paschi di Siena SpA...   1,425,650       4,267,359
 *Banca Nazionale del Lavoro SpA........     733,000       1,274,198
 Banca Popolare di Lodi Scarl...........     175,923       1,709,075
 Banca Popolare di Milano...............     325,400       1,442,837
 Beni Stabili SpA, Roma.................     493,000         255,128
 Buzzi Unicem SpA.......................      63,000         466,809
 CIR SpA (Cie Industriale Riunite),
   Torino...............................     500,000         563,958
 #*Capitalia SpA........................   2,022,125       3,372,428
 #Compagnia Assicuratrice Unipol SpA....     254,000       1,185,995
 #*E.Biscom SpA.........................      16,000         472,337
 #Fiat SpA..............................     482,482       3,909,838
 IFIL Finanziaria Partecipazioni SpA....     355,187       1,029,752
 #*Ing C.Olivetti & C SpA, Ivrea........   2,565,000       3,240,038
 #Intesabci SpA.........................   6,301,917      20,160,442
 #Italcementi Fabriche Riunite Cemento
   SpA, Bergamo.........................     357,560       3,721,780
 #Parmalat Finanziaria SpA..............     468,000       1,376,082
 #*Pirelli SpA..........................   1,115,000       1,123,865
 SAI SpA (Sta Assicuratrice
   Industriale), Torino.................      40,000         605,947
 #Societe Cattolica di Assicurazoni
   Scarl SpA............................       8,800         238,568
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $49,664,779)....................                  50,416,436
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)............................      51,693          19,942
                                                      --------------
TOTAL -- ITALY
  (Cost $49,664,779)....................                  50,436,378
                                                      --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
 Acerinox SA............................      65,340  $    2,474,534
 Arcelor SA.............................      30,000         330,613
 Aurea Concesiones de Infraestructuras
   del Estado SA........................     155,700       4,904,081
 #Autopistas Concesionaria Espanola
   SA...................................     525,316       7,661,270
 Banco de Andalucia.....................         900          62,453
 #*Banco de Sabadell SA.................      29,700         514,538
 Banco Pastor SA........................      59,400       1,536,279
 Cementos Portland SA...................       6,200         260,837
 #Corporacion Mapfre Compania
   Internacional de Reaseguros SA.......     108,900       1,139,925
 Ebro Puleva SA.........................      34,725         318,563
 Endesa SA, Madrid......................     190,892       3,053,410
 #Iberdrola SA..........................     535,000       9,350,419
 Iberia Lineas Aereas de Espana SA......     206,300         371,235
 Inmobiliaria Colonial SA ICSA..........       3,400          62,343
 Inmobiliaria Urbis SA..................      28,800         223,561
 Metrovacesa SA.........................     104,144       2,890,711
 Repsol SA..............................     108,500       1,715,092
 Sociedad General de Aguas de Barcelona
   SA...................................      31,900         407,079
 *Sol Melia SA..........................       6,400          30,711
 *Terra Networks SA.....................     129,700         825,269
 Union Fenosa SA........................     230,000       3,489,603
                                                      --------------
TOTAL -- SPAIN
  (Cost $26,608,123)....................                  41,622,526
                                                      --------------
HONG KONG -- (1.8%)
COMMON STOCKS -- (1.8%)
 Hang Lung Development Co., Ltd.........   1,765,000       1,471,067
 #Hang Lung Properties, Ltd.............   3,841,000       3,595,354
 #Hysan Development Co., Ltd............   1,419,274       1,119,221
 #Kerry Properties, Ltd.................   1,326,884       1,565,291
 Shangri-La Asia, Ltd...................   3,029,066       1,844,917
 #Sino Land Co., Ltd....................   5,024,183       1,433,408
 #Swire Pacific, Ltd. Series A..........   1,062,000       4,548,262
 *Tsim Sha Tsui Properties, Ltd.........     472,000         393,396
 Wharf Holdings, Ltd....................   3,251,214       6,232,484
 Wheelock and Co., Ltd..................   2,699,000       2,266,828
                                                      --------------
TOTAL -- HONG KONG
  (Cost $40,828,264)....................                  24,470,228
                                                      --------------
SWEDEN -- (1.8%)
COMMON STOCKS -- (1.8%)
 Drott Series AB........................      17,900         205,081
 Gambro AB Series A.....................     275,600       1,578,780
 Gambro AB Series B.....................     103,500         599,564
 Holmen AB Series A.....................       6,300         174,366
 Holmen AB Series B.....................      63,100       1,697,689
 SSAB Swedish Steel Series A............      82,000       1,161,152
 SSAB Swedish Steel Series B............      29,000         388,252
 Skandinaviska Enskilda Banken
   Series A.............................     196,000       2,081,577
 Skandinaviska Enskilda Banken
   Series C.............................       9,800          93,355
 Svenska Cellulosa AB Series A..........      19,000         654,274
 Svenska Cellulosa AB Series B..........      90,500       3,122,236
 Svenska Kullagerfabriken AB
   Series A.............................      22,650         629,802
 Svenska Kullagerfabriken AB
   Series B.............................      29,700         823,922
                                            SHARES        VALUE+
                                            ------        ------
 Volvo AB Series A......................     152,500  $    3,072,321
 Volvo AB Series B......................     333,100       7,032,356
                                                      --------------
TOTAL -- SWEDEN
  (Cost $21,723,613)....................                  23,314,727
                                                      --------------
FINLAND -- (1.7%)
COMMON STOCKS -- (1.7%)
 Fortum Oyj.............................   1,071,385       8,404,848
 Huhtamaki Van Leer Oyj.................       2,300          24,265
 Kemira Oyj.............................      61,300         476,563
 Kesko Oyj..............................     116,100       1,401,000
 M-real Oyj Series B....................     218,700       1,774,828
 Metso Oyj..............................     171,757       1,636,281
 Outokumpu Oyj Series A.................     351,300       2,921,164
 Stora Enso Oyj Series R................     547,800       5,701,955
                                                      --------------
TOTAL -- FINLAND
  (Cost $19,344,042)....................                  22,340,904
                                                      --------------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
 #Banque Nationale de Belgique..........         749       3,470,415
 Bekaert SA.............................       2,000          93,762
 #Delhaize Freres & cie le Lion SA
   Molenbeek-Saint Jean.................       8,300         268,551
 Groupe Bruxelles Lambert...............      55,500       2,480,476
 *Heidelberger Zement AG................       7,985         219,864
 *ING Bank Belgium NV...................         128               4
 Nationale a Portefeuille...............       4,029         439,748
 Sofina SA..............................      10,500         419,882
 #Suez (ex Suez Lyonnaise des Eaux).....      95,400       1,648,271
 Tessenderlo Chemie.....................      14,400         474,727
 Union Miniere SA.......................      40,200       1,845,841
                                                      --------------
TOTAL -- BELGIUM
  (Cost $10,244,703)....................                  11,361,541
                                                      --------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
 Danisco A.S............................      26,130         993,447
 Danske Bank A.S........................     329,253       6,884,897
 *Jyske Bank A.S........................      16,350         634,567
 Nordea AB..............................     475,918       2,405,009
 Tele Danmark A.S.......................      11,250         328,808
                                                      --------------
TOTAL -- DENMARK
  (Cost $6,905,041).....................                  11,246,728
                                                      --------------
IRELAND -- (0.8%)
COMMON STOCKS -- (0.8%)
 Allied Irish Banks P.L.C...............     107,588       1,613,364
 CRH P.L.C..............................     170,836       2,652,234
 *Elan Corp. P.L.C......................     612,513       3,493,940
 Irish Permanent P.L.C..................     186,115       2,298,419
                                                      --------------
TOTAL -- IRELAND
  (Cost $8,407,849).....................                  10,057,957
                                                      --------------
SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
 Capitaland, Ltd........................     517,000         348,718
 City Developments, Ltd.................     214,000         486,080
 DBS Group Holdings, Ltd................     218,000       1,231,631
 Fraser & Neave, Ltd....................     408,100       2,046,841
 Haw Par Brothers International, Ltd....       2,698           5,911
 Keppel Corp., Ltd......................     855,000       2,168,787
 *Neptune Orient Lines, Ltd.............     175,000         133,171

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Overseas Chinese Banking Corp., Ltd....      94,000  $      498,556
 United Overseas Bank, Ltd..............      66,000         422,343
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $7,316,437).....................                   7,342,038
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $11,752).......................                      11,731
                                                      --------------
TOTAL -- SINGAPORE
  (Cost $7,328,189).....................                   7,353,769
                                                      --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A..............     105,892       2,705,613
 #Den Norske Bank ASA Series A..........     589,194       3,204,543
 #Norsk Hydro ASA.......................      16,700         738,609
 Norske Skogindustrier ASA Series A.....      16,900         239,892
 *Storebrand ASA........................      41,900         184,690
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $6,187,564).....................                   7,073,347
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $22,136).......................                      22,271
                                                      --------------
TOTAL -- NORWAY
  (Cost $6,209,700).....................                   7,095,618
                                                      --------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Agricultural Bank of Greece S.A.......     121,100         951,435
 Alpha Credit Bank......................      29,200         454,018
 Bank of Piraeus S.A....................       4,600          30,838
 Commercial Bank of Greece..............      36,800         521,980
 EFG Eurobank Ergasias S.A..............      60,097         807,193
 Hellenic Petroleum S.A.................     135,530         962,788
 National Bank of Greece................      23,200         376,552
                                                      --------------
TOTAL -- GREECE
  (Cost $4,058,902).....................                   4,104,804
                                                      --------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
 Banco Comercial Portugues SA...........     195,400         319,446
 Cimpor Cimentos de Portugal SA.........     503,265       1,941,463
 Portugal Telecom SA....................      50,082         382,872
 *Sonae SGPS SA.........................   1,864,000         898,852
                                                      --------------
TOTAL -- PORTUGAL
  (Cost $3,656,537).....................                   3,542,633
                                                      --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Auckland International Airport, Ltd....      51,433         162,729
 Carter Holt Harvey, Ltd................   1,909,000       1,741,424
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $2,508,586).....................                   1,904,153
                                                      --------------
                                            SHARES        VALUE+
                                            ------        ------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $41,043).......................              $       42,238
                                                      --------------
TOTAL -- NEW ZEALAND
  (Cost $2,549,629).....................                   1,946,391
                                                      --------------
AUSTRIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 Voest-Alpine Stahl AG..................      44,787       1,511,793
 Wienerberger AG........................      16,123         292,787
                                                      --------------
TOTAL -- AUSTRIA
  (Cost $1,522,795).....................                   1,804,580
                                                      --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $775,751)......................                     796,812
                                                      --------------

                                             FACE
                                            AMOUNT
                                            ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (13.7%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $13,657,000 U.S.
   Treasury Notes 1.875%, 09/30/04,
   valued at $13,827,713) to be
   repurchased at $13,624,362
   (Cost $13,623,000)...................  $   13,623      13,623,000
 Repurchase agreements in a Pooled Cash
   Account, Deutsche Bank and Mizuho
   Securities, rates ranging from 1.20%
   to 1.27%, 06/02/03 (Collateralized by
   $185,789,000 U.S. Treasury
   Obligations, rates ranging from 1.22%
   to 6.375%, maturities ranging from
   05/15/05 to 08/15/28, valued at
   $167,960,780) to be repurchased at
   $174,561,322 (.)
   (Cost $167,960,780)..................     167,961     167,960,780
                                                      --------------
TOTAL TEMPORARY CASH INVESTMENTS --
  (Cost $181,583,780)...................                 181,583,780
                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,392,350,509)++...............              $1,328,457,537{/\}
                                                      ==============

--------------------

  +  See Note B to Financial Statements
  #  Total or Partial Securities on Loan
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $1,392,427,105
{/\} Includes $158,994,319 of securities on loan. (See Note G)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value (including $158,994 of
  securities on loan).............................  $  1,328,458
Cash..............................................            16
Receivables:
  Investment Securities Sold......................         6,839
  Dividends and Interest..........................         5,781
  Fund Shares Sold................................         6,899
  Securities Lending Income.......................           204
Prepaid Expenses and Other Assets.................             8
                                                    ------------
    TOTAL ASSETS..................................     1,348,205
                                                    ------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.................       167,961
  Investment Securities Purchased.................           795
  Fund Shares Redeemed............................           230
  Due to Advisor..................................           190
Accrued Expenses and Other Liabilities............           189
                                                    ------------
    TOTAL LIABILITIES.............................       169,365
                                                    ------------
NET ASSETS........................................  $  1,178,840
                                                    ============
SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized).........   117,912,244
                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $      10.00
                                                    ============
Investments at Cost...............................     1,392,351
                                                    ============
NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  1,246,863
Accumulated Net Investment Income (Loss)..........        15,910
Accumulated Net Realized Gain (Loss)..............       (20,800)
Accumulated Net Realized Foreign Exchange Gain
  (Loss)..........................................           508
Unrealized Appreciation (Depreciation) from
  Investment Securities and Foreign Currency......       (63,893)
Unrealized Net Foreign Exchange Gain (Loss).......           252
                                                    ------------
    TOTAL NET ASSETS..............................  $  1,178,840
                                                    ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF OPERATIONS

                        FOR THE YEAR ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $2,052).......................................  $ 19,540
  Interest........................................       144
  Income from Securities Lending..................       923
                                                    --------
      TOTAL INVESTMENT INCOME.....................    20,607
                                                    --------
EXPENSES
  Investment Advisory Services....................     1,052
  Accounting & Transfer Agent Fees................       348
  Custodian Fees..................................       149
  Legal Fees......................................         7
  Audit Fees......................................         8
  Shareholders' Reports...........................        13
  Trustees' Fees and Expenses.....................         5
  Other...........................................        40
                                                    --------
      TOTAL EXPENSES..............................     1,622
                                                    --------
  NET INVESTMENT INCOME (LOSS)....................    18,985
                                                    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................   (20,665)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................       508
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................    82,548
  Translation of Foreign Currency Denominated
    Amounts.......................................       166
                                                    --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................    62,557
                                                    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $ 81,542
                                                    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS      YEAR
                                             ENDED        ENDED
                                            MAY 31,     NOV. 30,
                                             2003         2002
                                          -----------  -----------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $   18,985   $   27,614
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (20,665)       2,766
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............         508          (42)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency.....      82,548      (97,155)
  Translation of Foreign Currency
    Denominated Amounts.................         166          202
                                          ----------   ----------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................      81,542      (66,615)
                                          ----------   ----------
Distributions From:
  Net Investment Income.................      (2,198)     (29,420)
  Net Short-Term Gains..................          --         (340)
  Net Long-Term Gains...................      (1,177)      (2,606)
                                          ----------   ----------
        TOTAL DISTRIBUTIONS.............      (3,375)     (32,366)
                                          ----------   ----------
Capital Share Transactions (1):
  Shares Issued.........................     217,311      354,850
  Shares Issued in Lieu of Cash
    Distributions.......................       3,374       32,365
  Shares Redeemed.......................    (245,479)    (370,867)
                                          ----------   ----------
        Net Increase (Decrease) from
          Capital Share Transactions....     (24,794)      16,348
                                          ----------   ----------
        Total Increase (Decrease).......      53,373      (82,633)
NET ASSETS
    Beginning of Period.................   1,125,467    1,208,100
                                          ----------   ----------
    End of Period.......................  $1,178,840   $1,125,467
                                          ==========   ==========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      24,020       36,168
    Shares Issued in Lieu of Cash
      Distributions.....................         393        3,202
    Shares Redeemed.....................     (27,090)     (37,827)
                                          ----------   ----------
                                              (2,677)       1,543
                                          ==========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                       THE DFA INTERNATIONAL VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....  $     9.33   $    10.15   $    12.07   $    13.18   $    11.95   $    10.90
                           ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............        0.16         0.24         0.27         0.27         0.28         0.22
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......        0.54        (0.78)       (1.49)       (0.31)        1.29         1.13
                           ----------   ----------   ----------   ----------   ----------   ----------
  Total from Investment
    Operations...........        0.70        (0.54)       (1.22)       (0.04)        1.57         1.35
                           ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Net Investment
    Income...............       (0.02)       (0.25)       (0.27)       (0.26)       (0.31)       (0.27)
  Net Realized Gains.....       (0.01)       (0.03)       (0.43)       (0.81)       (0.03)       (0.03)
                           ----------   ----------   ----------   ----------   ----------   ----------
Total Distributions......       (0.03)       (0.28)       (0.70)       (1.07)       (0.34)       (0.30)
                           ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of
  Period.................  $    10.00   $     9.33   $    10.15   $    12.07   $    13.18   $    11.95
                           ==========   ==========   ==========   ==========   ==========   ==========
Total Return.............        7.54%#      (5.53)%     (10.75)%      (0.51)%      13.27%       12.50%

Net Assets, End of Period
  (thousands)............  $1,178,840   $1,125,467   $1,208,100   $1,553,481   $1,660,377   $1,720,249
Ratio of Expenses to
  Average Net Assets.....        0.31%*       0.30%        0.29%        0.29%        0.29%        0.29%
Ratio of Net Investment
  Income to Average Net
  Assets.................        3.62%*       2.36%        2.32%        2.13%        2.17%        1.90%
Portfolio Turnover
  Rate...................          16%*         18%           6%           9%           6%          15%

----------------

*    Annualized
#    Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $12,049.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal

Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2003.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

    6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

    The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

Purchases...................................................      $82,215
Sales.......................................................       90,812

    There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2003.

E. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Series intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 207,461
Gross Unrealized Depreciation...............................       (271,431)
                                                                  ---------
  Net.......................................................      $ (63,970)
                                                                  =========

    Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2002, the DFA International Value Series realized gains on the sale of passive foreign investment companies of $7,580,897, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income.

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the line of credit for the six months ended May 31, 2003.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2003.

G. SECURITIES LENDING:

    As of May 31, 2003, some of the Series' portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2003
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO IV
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...........    1
    Statement of Operations.......................    2
    Statements of Changes in Net Assets...........    3
    Financial Highlights..........................    4
    Notes to Financial Statements.................    5

THE DFA INVESTMENT TRUST COMPANY -- THE DFA
  INTERNATIONAL VALUE SERIES
    Schedule of Investments.......................    7
    Statement of Assets and Liabilities...........   13
    Statement of Operations.......................   14
    Statements of Changes in Net Assets...........   15
    Financial Highlights..........................   16
    Notes to Financial Statements.................   17

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO IV
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series
  of The DFA Investment Trust Company (9,541,276
  Shares, Cost $84,003)++ at Value+...............  $   95,413
Receivable for Fund Shares Sold...................       5,377
Prepaid Expenses and Other Assets.................          11
                                                    ----------
    Total Assets..................................     100,801
                                                    ----------

LIABILITIES:
Payables:
  Investment Securities Purchased.................       5,377
  Due to Advisor..................................           7
Accrued Expenses and Other Liabilities............          27
                                                    ----------
    Total Liabilities.............................       5,411
                                                    ----------
NET ASSETS........................................  $   95,390
                                                    ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)........................  11,855,276
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $     8.05
                                                    ==========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  113,046
Accumulated Net Investment Income.................         109
Accumulated Net Realized Gain (Loss)..............     (29,175)
Unrealized Appreciation (Depreciation) from
  Investment Securities...........................      11,410
                                                    ----------
    Total Net Assets..............................  $   95,390
                                                    ==========

--------------

  +  See Note B to Financial Statements
 ++  The cost for federal income tax purposes is $113,407

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO IV
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................  $   171
                                                    -------
EXPENSES
  Administrative Services.........................       40
  Accounting & Transfer Agent Fees................        3
  Legal Fees......................................        3
  Audit Fees......................................        1
  Filing Fees.....................................        8
  Shareholders' Reports...........................        7
                                                    -------
        Total Expenses............................       62
                                                    -------
  NET INVESTMENT INCOME (LOSS)....................      109
                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................       88
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................  (10,717)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................   17,728
                                                    -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........    7,099
                                                    -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $ 7,208
                                                    =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO IV
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS     YEAR
                                             ENDED       ENDED
                                            MAY 31,    NOV. 30,
                                             2003        2002
                                          -----------  ---------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $    109    $  2,081
  Capital Gain Distributions Received
    from The DFA Investment Trust
    Company.............................         88         220
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................    (10,717)    (14,352)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................     17,728       7,338
                                           --------    --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................      7,208      (4,713)
                                           --------    --------
Distributions From:
  Net Investment Income.................         --      (2,061)
  Net Short-Term Gains..................         --         (25)
  Net Long-Term Gains...................         --      (3,053)
                                           --------    --------
        Total Distributions.............         --      (5,139)
                                           --------    --------
Capital Share Transactions (1):
  Shares Issued.........................     91,878      70,449
  Shares Issued in Lieu of Cash
    Distributions.......................         --       5,139
  Shares Redeemed.......................    (88,099)    (67,674)
                                           --------    --------
        Net Increase (Decrease) from
          Capital Share Transactions....      3,779       7,914
                                           --------    --------
        Total Increase (Decrease).......     10,987      (1,938)
NET ASSETS
  Beginning of Period...................     84,403      86,341
                                           --------    --------
  End of Period.........................   $ 95,390    $ 84,403
                                           ========    ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................     12,558       9,234
    Shares Issued in Lieu of Cash
      Distributions.....................         --         655
    Shares Redeemed.....................    (11,977)     (8,836)
                                           --------    --------
                                                581       1,053
                                           ========    ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO IV
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....    $  7.49      $  8.45      $ 10.90      $ 11.19     $  10.07      $  9.05
                             -------      -------      -------      -------     --------      -------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............         --         0.19         0.21         0.20         0.30         0.23
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       0.56        (0.65)       (1.20)       (0.22)        1.04         0.92
                             -------      -------      -------      -------     --------      -------
Total from Investment
  Operations.............       0.56        (0.46)       (0.99)       (0.02)        1.34         1.15
                             -------      -------      -------      -------     --------      -------
LESS DISTRIBUTIONS
  Net Investment
    Income...............         --        (0.20)       (0.27)       (0.22)       (0.22)       (0.13)
  Net Realized Gains.....         --        (0.30)       (1.19)       (0.05)          --           --
                             -------      -------      -------      -------     --------      -------
Total Distributions......         --        (0.50)       (1.46)       (0.27)       (0.22)       (0.13)
                             -------      -------      -------      -------     --------      -------
Net Asset Value, End of
  Period.................    $  8.05      $  7.49      $  8.45      $ 10.90     $  11.19      $ 10.07
                             =======      =======      =======      =======     ========      =======
Total Return.............       7.48%#      (5.66)%     (10.80)%      (0.24)%      13.58%       12.74%

Net Assets, End of Period
  (thousands)............    $95,390      $84,403      $86,341      $96,607     $121,276      $98,764
Ratio of Expenses to
  Average Net
  Assets (1).............       0.46%*       0.45%        0.44%        0.41%(a)      0.41%(a)      0.44%(a)
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.27%*       2.38%        2.22%        1.97%(a)      2.32%(a)      2.09%(a)
Portfolio Turnover
  Rate...................        N/A          N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................         16%*         18%           6%           9%           6%          15%

--------------

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) The plan's sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.
N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which the DFA International Value Portfolio IV (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2003, the Portfolio owned 8% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $917.

    3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six-months ending May 31, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of the first $40 million of average net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Each sponsor of a benefit plan which invests in the Portfolio has agreed to make a voluntary monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as an addition to paid-in capital.

    Effective January 1, 2001, the sponsors of the benefit plans which invest in the Portfolio ceased making voluntary monthly contributions to the Portfolio for the portion of the fees and expenses incurred by the Portfolio relating to the benefit plan's investment.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    As of November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................       --
Gross Unrealized Depreciation.....................  $(17,994)
                                                    -------
  Net.............................................  $(17,994)
                                                    =======

    For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2002, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $515,000 which expires on November 30, 2010.

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2003.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2003.

                       THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                            SHARES        VALUE+
                                            ------        ------
UNITED KINGDOM -- (25.1%)
COMMON STOCKS -- (25.1%)
 3I Group P.L.C.........................     100,979  $      972,781
 *AWG P.L.C.............................      94,550         785,373
 Abbey National P.L.C...................     344,677       2,851,743
 Aggregate Industries P.L.C.............   1,866,447       2,408,091
 Alliance & Leicester P.L.C.............     348,000       4,755,016
 Allied Domecq P.L.C....................     749,994       4,269,916
 Amvescap P.L.C.........................      94,600         574,230
 Antofagasta Holdings P.L.C.............     256,000       2,621,360
 Arriva P.L.C...........................     231,050       1,370,318
 Associated British Foods P.L.C.........     805,096       7,544,846
 Associated British Ports Holdings
   P.L.C................................     378,800       2,265,215
 Aviva P.L.C............................   2,464,383      17,966,972
 BAA P.L.C..............................   1,492,387      11,931,855
 BAE Systems P.L.C......................     838,390       1,778,781
 BBA Group P.L.C........................     652,333       2,303,156
 BG Group P.L.C.........................   2,288,548      10,151,616
 BOC Group P.L.C........................     160,857       2,026,623
 BPB P.L.C..............................     458,500       2,291,110
 Barratt Developments P.L.C.............     253,000       1,948,162
 Bellway P.L.C..........................      38,000         358,291
 Berkeley Group P.L.C...................     228,802       2,592,141
 Brambles Industries P.L.C..............     203,000         532,136
 *British Airways P.L.C.................   1,839,331       4,241,456
 British Land Co. P.L.C.................     836,626       6,596,427
 Brixton Estate P.L.C...................     346,685       1,283,660
 Cable and Wireless P.L.C...............   3,315,616       5,567,943
 Canary Wharf Group P.L.C...............     847,200       2,498,418
 Carnival P.L.C.........................     154,965       4,354,160
 *Carphone Warehouse Group P.L.C........     298,000         380,818
 Chelsfield P.L.C.......................     484,167       2,510,589
 #*Colt Telecom Group P.L.C.............   2,561,000       2,685,321
 *Corus Group P.L.C.....................   4,456,227       1,164,487
 Debenhams P.L.C........................     354,603       2,219,282
 Friends Provident P.L.C................     683,456       1,298,899
 Galen Holdings P.L.C...................     319,000       3,065,246
 Granada Compass P.L.C..................   1,541,178       2,234,615
 Great Universal Stores P.L.C...........     332,182       3,419,127
 Greene King P.L.C......................     104,000       1,294,952
 HBOS P.L.C.............................     134,137       1,564,715
 Hammerson P.L.C........................     468,800       3,895,977
 Hanson P.L.C...........................     867,138       5,014,985
 Hilton Group P.L.C.....................   2,579,517       7,216,154
 IMI P.L.C..............................      24,000         120,419
 *Intercontinental Hotels Group P.L.C...     893,279       6,347,947
 *International Power P.L.C.............   1,898,700       3,826,204
 Johnson Matthey P.L.C..................      86,871       1,250,326
 Kelda Group P.L.C......................     161,510       1,147,084
 Kingfisher P.L.C.......................     188,908         791,540
 Liberty International P.L.C............     444,297       4,658,650
 Logicacmg P.L.C........................     586,400       1,325,805
 MFI Furniture Group P.L.C..............     135,900         331,751
 *MM02 P.L.C............................   6,843,300       6,895,208
 Marks & Spencer Group P.L.C............   1,155,300       5,413,367
 Millennium and Copthorne Hotels
   P.L.C................................     480,000       1,926,700
 *Mitchells & Butlers P.L.C.............     893,279       3,113,604
                                            SHARES        VALUE+
                                            ------        ------
 National Grid Group P.L.C..............     999,948  $    6,462,955
 Novar P.L.C............................     533,864       1,053,961
 Peninsular & Oriental Steam Navigation
   P.L.C................................   1,000,477       3,770,002
 Pennon Group P.L.C.....................      55,412         604,169
 Persimmon P.L.C........................      84,000         639,940
 Pilkington P.L.C.......................   2,141,066       2,587,014
 RMC Group P.L.C........................     401,000       2,943,263
 Rank Group P.L.C.......................      18,255          74,770
 Rexam P.L.C............................     463,824       2,880,044
 Rio Tinto P.L.C........................     304,385       5,964,322
 Rolls-Royce P.L.C......................   2,686,096       5,445,947
 Royal & Sun Alliance Insurance Group
   P.L.C................................   2,446,401       5,701,467
 Royal Bank of Scotland Group P.L.C.....     210,802       5,474,074
 Safeway P.L.C..........................   1,527,326       6,724,917
 Sainsbury (J.) P.L.C...................   2,712,288      12,031,256
 Scottish & Newcastle P.L.C.............     661,078       4,142,770
 Scottish Power P.L.C...................     509,293       3,012,185
 Severn Trent P.L.C.....................     210,597       2,580,836
 Slough Estates P.L.C...................     706,900       4,111,431
 Smith (David S.) Holdings P.L.C........     256,000         733,981
 Smith (W.H.) P.L.C.....................     299,537       1,702,890
 Stagecoach Holdings P.L.C..............   1,557,000       1,313,719
 Tate & Lyle P.L.C......................     520,200       2,684,649
 Taylor Woodrow P.L.C...................     939,036       3,269,248
 Tesco P.L.C............................   3,167,845      10,600,654
 Thistle Hotels P.L.C...................     818,707       1,747,081
 Trinity Mirror P.L.C...................     495,640       3,755,647
 United Business Media P.L.C............     237,262       1,255,560
 United Utilities P.L.C.................     265,595       2,671,745
 Vodafone Group P.L.C...................  13,384,437      29,055,120
 Whitbread P.L.C........................     496,908       5,153,311
 Wilson Bowden P.L.C....................      96,900       1,443,093
 Wimpey (George) P.L.C..................     433,366       2,009,315
 Wolseley P.L.C.........................     518,749       5,609,290
 Wolverhampton & Dudley Breweries
   P.L.C................................      28,300         302,534
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $323,044,002)...................                 333,468,728
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $72,632).......................                      72,311
                                                      --------------
TOTAL -- UNITED KINGDOM
  (Cost $323,116,634)...................                 333,541,039
                                                      --------------
JAPAN -- (15.8%)
COMMON STOCKS -- (15.8%)
 #AIOI Insurance Co., Ltd...............     928,735       2,150,910
 Aichi Steel Works, Ltd.................      35,000         145,730
 #Aisin Seiki Co., Ltd..................     137,000       1,950,679
 Akita Bank, Ltd........................      33,000         125,538
 #Amada Co., Ltd........................     376,000         949,392
 Aoyama Trading Co., Ltd................      47,700         615,767
 Asahi Kasei Corp.......................     289,000         823,954
 Asahi National Broadcasting Co., Ltd...         202         239,823
 Asatsu-Dk, Inc.........................      17,600         292,683
 #Awa Bank, Ltd.........................     196,600       1,019,121
 #Bank of Kyoto, Ltd....................     347,400       1,504,562

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #Bank of Nagoya, Ltd...................     185,000  $      870,825
 Benesse Corp...........................       6,500         101,083
 Canon Sales Co., Inc...................     124,900         888,674
 #Chiba Bank, Ltd.......................     941,000       3,304,376
 Chugoku Bank, Ltd......................     238,800       1,571,302
 Citizen Watch Co., Ltd.................     318,000       1,672,355
 Coca-Cola West Japan Co., Ltd..........      14,900         252,891
 #Cosmo Oil Co., Ltd....................     764,000       1,124,234
 Dai Nippon Ink & Chemicals, Inc........     236,000         382,793
 Dai Nippon Printing Co., Ltd...........      99,000       1,019,757
 #Daicel Chemical Industries, Ltd.......     485,000       1,549,015
 Daihatsu Motor Co., Ltd................     145,000         534,635
 #Daishi Bank, Ltd......................     355,000       1,110,070
 #Daiwa House Industry Co., Ltd.........     663,000       4,223,953
 Denso Corp.............................      22,500         317,169
 Ebara Corp.............................      78,000         230,860
 #Ezaki Glico Co., Ltd..................     174,600         999,966
 Fuji Electric Co., Ltd.................     195,780         368,300
 Fuji Fire & Marine Insurance Co.,
   Ltd..................................     215,000         393,671
 Fuji Heavy Industries..................     244,000         928,222
 Fuji Photo Film Co., Ltd...............     355,000       9,824,420
 Fujikura, Ltd..........................     241,000         691,133
 Fujitsu, Ltd...........................     286,000         930,178
 Fukui Bank, Ltd........................     343,000       1,267,555
 #Fukuoka Bank, Ltd.....................     215,000         830,484
 #Fukuyama Transporting Co., Ltd........     266,000         854,011
 Furukawa Electric Co., Ltd.............     172,000         424,230
 Futaba Corp............................      16,000         332,428
 #Gunma Bank, Ltd.......................     173,000         856,285
 #Gunze, Ltd............................      77,000         270,390
 Hachijuni Bank, Ltd....................     185,000         621,797
 #Hanshin Electric Railway Co., Ltd.....     141,000         410,250
 Heiwa Corp.............................      12,000         181,297
 #Higo Bank, Ltd........................     308,000       1,462,681
 Hitachi Cable, Ltd.....................     127,000         292,003
 Hitachi Maxell, Ltd....................      96,000       1,391,781
 #Hitachi Metals, Ltd...................     360,000         945,111
 Hitachi, Ltd...........................   3,734,000      14,548,252
 #Hokkoku Bank, Ltd.....................     120,000         545,796
 Hokuetsu Paper Mills, Ltd..............     162,000         690,774
 *Hokuriku Bank, Ltd....................     414,000         526,132
 #House Foods Corp......................     117,000       1,056,477
 #Hyakugo Bank, Ltd.....................     258,000       1,067,765
 #Hyakujishi Bank, Ltd..................     314,000       1,874,470
 Ishikawajima-Harima Heavy Industries
   Co., Ltd.............................     341,000         302,211
 Itochu Corp............................     120,000         244,806
 #Iyo Bank, Ltd.........................     110,000         641,027
 JFE Holdings, Inc......................      56,300         660,885
 Japan Airport Terminal Co., Ltd........      33,000         174,098
 Joyo Bank, Ltd.........................     299,000         792,467
 #Juroku Bank, Ltd......................     349,000       1,423,954
 Kagoshima Bank, Ltd....................      49,000         211,805
 #Kamigumi Co., Ltd.....................     357,000       1,659,562
 #Kawasaki Heavy Industries, Ltd........     433,000         351,164
 Kikkoman Corp..........................     259,000       1,680,398
 Kinden Corp............................      90,000         274,654
 Kirin Brewery Co., Ltd.................     201,000       1,495,673
 #Kissei Pharmaceutical Co., Ltd........      41,000         514,192
 #*Kobe Steel, Ltd......................   2,632,000       1,628,427
 Kokuyo Co., Ltd........................      43,000         325,722
 Komatsu, Ltd...........................   1,279,000       4,705,154
 #Koyo Seiko Co.........................     198,000       1,231,654
 Kubota Corp............................     140,000         331,257
                                            SHARES        VALUE+
                                            ------        ------
 Kuraray Co., Ltd.......................     127,000  $      760,269
 #Makita Corp...........................     209,000       1,614,614
 #Marubeni Corp.........................   1,942,000       1,948,413
 Marui Co., Ltd.........................      96,000         799,431
 #Maruichi Steel Tube, Ltd..............     117,000       1,193,428
 Matsushita Electric Industrial Co.,
   Ltd..................................   1,977,135      17,985,222
 #Matsushita Electric Works, Ltd........     202,000       1,124,802
 #Meiji Seika Kaisha, Ltd. Tokyo........     127,000         407,742
 #Michinoku Bank, Ltd...................     187,000       1,050,658
 Millea Holdings, Inc...................          47         338,464
 Mitsubishi Corp........................      40,000         249,822
 Mitsubishi Heavy Industries, Ltd.......     887,000       1,891,100
 Mitsubishi Logistics Corp..............      55,000         293,382
 *Mitsubishi Materials Corp.............     975,000         937,461
 Mitsubishi Securities Co., Ltd.........      91,000         456,503
 #Mitsui Chemicals, Inc.................     116,800         472,649
 #Mitsui Trust Holdings.................     641,000       1,302,312
 #*Mizuho Holdings, Inc.................       1,192         692,647
 Musashino Bank, Ltd....................       1,000          36,370
 NGK Spark Plug Co., Ltd................      46,000         322,294
 NSK, Ltd...............................     179,000         478,910
 #Namco, Ltd............................       5,500          80,473
 Nanto Bank, Ltd........................     317,000       1,036,303
 Nichicon Corp..........................      21,300         217,977
 Nihon Unisys, Ltd......................      19,700         108,708
 Nippon Electric Glass Co., Ltd.........      44,000         469,044
 Nippon Kayaku Co., Ltd.................      53,000         223,778
 Nippon Meat Packers, Inc., Osaka.......     100,000         950,629
 Nippon Mitsubishi Oil Corp.............   1,871,050       7,133,470
 Nippon Sanso Corp......................      30,000          88,040
 Nippon Sheet Glass Co., Ltd............     151,000         364,859
 Nippon Shokubai Co., Ltd...............     163,000         888,558
 Nipponkoa Insurance Co., Ltd...........      45,000         154,258
 #Nishimatsu Construction Co., Ltd......     364,000       1,122,996
 Nishi-Nippon Bank, Ltd.................     156,540         409,657
 #Nissay Dowa General Insurance Co.,
   Ltd..................................     383,000       1,594,699
 Nisshin Seifun Group, Inc..............      96,000         676,627
 #Nisshinbo Industries, Inc.............     305,000       1,374,482
 Obayashi Corp..........................     520,000       1,543,413
 #Ogaki Kyoritsu Bank, Ltd..............      50,000         249,989
 Oji Paper Co., Ltd.....................     275,000       1,103,633
 *Oki Electric Industry Co., Ltd........     208,000         495,631
 Onward Kashiyama Co., Ltd..............      57,000         464,178
 Pioneer Electronic Corp................      60,000       1,259,144
 Promise Co., Ltd.......................      14,100         545,822
 #*Resona Holdings, Inc.................   1,873,000       1,017,892
 San In Godo Bank, Ltd..................      46,000         288,449
 Santen Pharmaceutical Co., Ltd.........      18,000         175,026
 Sanyo Shinpan Finance Co., Ltd.........      12,900         345,136
 #Sapporo Breweries, Ltd................      89,000         217,282
 Sapporo Hokuyo Holdings, Inc...........         110         479,160
 Seino Transportation Co., Ltd..........     193,000       1,094,051
 Sekisui Chemical Co., Ltd..............     557,000       1,597,349
 Sekisui House, Ltd.....................     942,000       7,064,703
 Seventy-seven (77) Bank, Ltd...........     130,000         553,238
 #Shiga Bank, Ltd.......................     272,000       1,014,272
 #Shikoku Bank, Ltd.....................      72,000         437,039
 Shimachu Co., Ltd......................      20,200         297,245
 #Shimadzu Corp.........................     181,000         519,067
 Shimizu Corp...........................     997,000       2,442,381
 #*Shinko Securities Co., Ltd...........     275,000         308,097
 Shizuoka Bank, Ltd.....................     162,000       1,040,224
 #Softbank Corp.........................      99,100       1,324,040

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Sumitomo Bakelite Co., Ltd.............      62,000  $      247,264
 Sumitomo Corp..........................     430,000       1,819,154
 Sumitomo Electric Industries, Ltd......     197,000       1,248,493
 Sumitomo Forestry Co., Ltd.............     139,000         632,214
 Sumitomo Metal Industries, Ltd.
   Osaka................................   1,481,000         705,798
 #Sumitomo Metal Mining Co., Ltd........     313,000       1,175,009
 #Sumitomo Realty & Development Co.,
   Ltd..................................     107,000         379,315
 #Sumitomo Rubber.......................      43,000         176,523
 Sumitomo Trust & Banking Co., Ltd......      21,000          59,521
 Suruga Bank, Ltd.......................      87,000         376,790
 Suzuken Co., Ltd.......................      26,400         704,118
 Suzuki Motor Corp......................      14,000         173,003
 TDK Corp...............................      10,100         447,556
 #Taiheiyo Cement Corp..................   1,209,800       1,881,383
 #Taisei Corp...........................   1,325,000       2,592,282
 Taiyo Yuden Co., Ltd...................      31,000         261,778
 #Takashimaya Co., Ltd..................     214,000         984,072
 #Teijin, Ltd...........................     893,000       2,008,419
 #Teikoku Oil Co., Ltd..................     346,000       1,029,856
 Toho Bank, Ltd.........................     254,000       1,027,850
 #Tokuyama Corp.........................     248,000         808,662
 Tokyo Broadcasting System, Inc.........      47,000         495,916
 Tokyo Style Co., Ltd...................     133,000       1,041,938
 Toppan Printing Co., Ltd...............     183,000       1,179,658
 Toray Industries, Inc..................     281,000         615,543
 Tostem Inax Holding Corp...............      65,000         878,767
 Toto, Ltd..............................     247,000       1,377,442
 Toyo Seikan Kaisha, Ltd................     287,600       2,568,093
 Toyota Auto Body Co., Ltd..............      86,000         942,653
 #Toyota Industries Corp................      76,500       1,190,945
 #Toyota Tsusho Corp....................     314,000       1,903,348
 #*UFJ Holdings, Inc....................       1,324       1,250,884
 UFJ Tsubasa Securities Co. Ltd.........      37,000         103,942
 #UNY Co., Ltd..........................      64,000         521,717
 Wacoal Corp............................     149,000       1,102,504
 #Yamagata Bank, Ltd....................     153,700         663,093
 #Yamaguchi Bank, Ltd...................     133,000         909,611
 Yamaha Corp............................      70,000         946,365
 Yamazaki Baking Co., Ltd...............      74,000         507,337
 Yokogawa Electric Corp.................     337,000       2,276,627
 Yokohama Rubber Co., Ltd...............     410,000       1,062,664
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $345,340,767)...................                 209,612,739
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $38,159).......................                      37,267
                                                      --------------
TOTAL -- JAPAN
  (Cost $345,378,926)...................                 209,650,006
                                                      --------------
FRANCE -- (8.7%)
COMMON STOCKS -- (8.7%)
 AGF (Assurances Generales de France
   SA)..................................     116,614       4,553,520
 AXA....................................     210,905       3,160,202
 #Air France............................      34,700         464,849
 Air Liquide SA.........................       8,848       1,328,761
 *Alcatel SA............................     195,750       1,793,485
 Arcelor SA.............................     167,800       1,865,015
 BNP Paribas SA.........................     649,686      32,169,482
 #*Cap Gemini SA........................      19,800         687,681
 Compagnie de Saint-Gobain..............     263,885       9,993,763
                                            SHARES        VALUE+
                                            ------        ------
 Compagnie Francaise d'Etudes et de
   Construction Technip SA..............       3,900  $      373,377
 *Credit Agricole SA....................      25,400         531,756
 Eiffage SA.............................       2,277         224,690
 Esso SA................................         686          67,693
 Euler-Hermes SA........................       3,775         123,119
 Faurecia SA............................       3,500         216,115
 Fonciere Lyonnaise SA..................      10,950         390,225
 #France Telecom SA.....................     188,321       4,653,538
 Generale des Establissements Michelin
   SA Series B..........................      97,920       3,570,192
 *Havas SA..............................      44,400         209,404
 Imerys SA..............................      11,000       1,604,253
 LaFarge SA.............................      23,336       1,483,476
 LaFarge SA Prime Fidelity..............      79,266       4,847,845
 Lagardere S.C.A. SA....................      10,900         449,210
 Pechiney SA Series A...................      55,475       1,593,314
 *Peugeot SA............................     224,200      10,244,366
 #Rallye SA.............................      18,020         621,409
 #Remy Cointreau SA.....................      28,750         865,638
 Renault SA.............................      19,000         844,926
 #Rexel SA..............................       7,500         265,513
 Rue Imperiale..........................       5,000         679,220
 *SEB SA Prime Fidelity.................       9,000         843,115
 Schneider SA...........................      16,095         735,807
 Societe des Ciments de Francais........      24,900       1,376,435
 *Societe Financiere Interbail SA.......      11,550         441,086
 Societe Generale, Paris................     293,528      18,020,984
 #Valeo SA..............................      53,800       1,486,992
 #*Vivendi Universal SA.................     171,927       3,154,475
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $82,472,434)....................                 115,934,931
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Rallye SA Series A Warrants
   11/30/03.............................      18,020             424
 *Rallye SA Series B Warrants
   11/30/05.............................      18,020           2,331
                                                      --------------
TOTAL RIGHTS/WARRANTS
  (Cost $13,859)........................                       2,755
                                                      --------------
TOTAL -- FRANCE
  (Cost $82,486,293)....................                 115,937,686
                                                      --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)....................     691,000               0
                                                      --------------
SWITZERLAND -- (5.8%)
COMMON STOCKS -- (5.8%)
 *ABB, Ltd..............................     462,000       1,461,453
 Baloise-Holding........................     175,860       5,792,552
 *Ciba Spezialitaetenchemie Holding
   AG...................................       7,000         446,089
 Cie Financiere Richemont AG
   Series A.............................   1,155,900      18,415,520
 *Clariant AG...........................      12,800         116,459
 Credit Swisse Group....................     256,400       6,929,570
 Givaudan SA............................       2,952       1,167,264
 #*Holcim, Ltd..........................      33,720       5,747,595
 Jelmoli Holding AG.....................         500         355,106
 Luzerner Kantonalbank AG...............       9,427       1,223,224
 Pargesa Holding SA, Geneve.............       1,935       4,024,719
 Psp Swiss Property AG..................      18,600       2,263,538

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Rieters Holdings.......................       5,810  $    1,083,997
 *Schindler Holding AG..................      22,590       3,776,765
 Sig Holding AG.........................      44,130       5,048,540
 *Swiss Life AG.........................      64,180       6,689,369
 Syngenta AG............................      72,800       3,717,052
 UBS AG.................................      42,000       2,263,769
 Unaxis Holding AG......................      39,500       3,518,039
 Valora Holding AG......................       4,760         840,583
 *Zurich Financial SVCS AG..............      15,606       1,893,190
                                                      --------------
TOTAL -- SWITZERLAND
  (Cost $66,422,624)....................                  76,774,393
                                                      --------------
GERMANY -- (5.5%)
COMMON STOCKS -- (5.5%)
 Allianz AG.............................       5,000         376,658
 #BASF AG...............................     435,050      18,522,782
 #*BHW Holding AG.......................      34,600         358,111
 *Bankgesellschaft Berlin AG............     233,550         541,134
 Bayer AG...............................     168,100       3,450,020
 *Bayerische Vereinsbank AG.............     337,110       4,619,086
 Berliner Kraft & Licht Bewag AG........     158,800       2,484,052
 #Commerzbank AG........................     408,050       4,655,256
 Continental AG.........................      44,100         863,597
 DaimlerChrysler AG.....................      15,400         486,684
 #*Deutsche Bank AG.....................     359,305      21,235,270
 #*Deutsche Lufthansa AG................     305,250       3,317,310
 E.ON AG................................       7,600         391,513
 #Fresenius Medical Care AG.............      27,600       1,340,657
 Heidelberger Druckmaschinen AG.........       4,200          85,952
 #*Heidelberger Zement AG...............      28,301         766,261
 #*Hochtief AG..........................      56,150         911,354
 #Karstadt Quelle AG....................      20,000         396,359
 #Linde AG..............................      76,000       2,574,332
 #*MAN AG...............................      88,000       1,469,703
 *MG Technologies AG....................       2,100          21,784
 Merck KGAA.............................      36,000       1,210,952
 SCA Hygiene Products AG................       3,550       1,022,947
 ThyssenKrupp AG........................     108,750       1,138,355
 Volkswagen AG..........................      15,550         555,984
                                                      --------------
TOTAL -- GERMANY
  (Cost $91,931,250)....................                  72,796,113
                                                      --------------
NETHERLANDS -- (4.9%)
COMMON STOCKS -- (4.9%)
 #ABN-AMRO Holding NV...................   1,202,159      23,258,754
 Aegon NV...............................     201,159       1,899,824
 #DSM NV................................      74,537       3,418,968
 #Ing Groep NV..........................   1,512,531      24,371,571
 *Koninklijke KPN NV....................     278,922       1,945,342
 Koninklijke Numico NV..................      51,200         649,755
 Koninklijke Philips Electronics NV.....     405,906       7,929,642
 NV Holdingsmij de Telegraaf............       6,800         114,368
 Oce NV.................................       9,700          96,859
 #Vedior NV.............................      46,388         379,733
 Vnu NV.................................      44,428       1,290,138
                                                      --------------
TOTAL -- NETHERLANDS
  (Cost $44,824,045)....................                  65,354,954
                                                      --------------
AUSTRALIA -- (3.9%)
COMMON STOCKS -- (3.9%)
 #AMP, Ltd..............................     834,033       2,592,494
 AXA Asia Pacific Holdings, Ltd.........   2,279,150       3,252,619
 Australian Provincial Newspaper
   Holdings, Ltd........................     462,623       1,024,996
                                            SHARES        VALUE+
                                            ------        ------
 BHP Steel Ltd..........................     990,000  $    2,180,560
 Boral, Ltd.............................     747,698       2,387,473
 CSR, Ltd...............................   1,237,515       1,499,959
 Commonwealth Bank of Australia.........      48,143         885,960
 Insurance Australiz Group, Ltd.........   1,380,818       3,005,377
 Lion Nathan, Ltd.......................     699,800       2,667,755
 #MIM Holdings..........................   2,461,213       2,518,054
 Mayne Nickless, Ltd....................   1,006,249       1,691,770
 Mirvac, Ltd............................     763,448       2,179,062
 Orica, Ltd.............................     338,374       2,205,023
 Origin Energy, Ltd.....................     670,274       1,965,536
 Paperlinx, Ltd.........................     470,500       1,370,513
 #Publishing and Broadcasting, Ltd......     579,260       3,533,178
 QBE Insurance Group, Ltd...............     199,966       1,170,169
 Quantas Airways, Ltd...................   2,101,158       4,408,905
 Rinker Group, Ltd......................   1,155,484       3,463,681
 Santos, Ltd............................     763,757       2,627,878
 #Southcorp, Ltd........................     488,016         865,006
 Stockland Trust Group..................      20,641          71,558
 *WMC Resources, Ltd....................   1,478,132       3,708,430
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $45,647,905)....................                  51,275,956
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $45,682).......................                      48,014
                                                      --------------
TOTAL -- AUSTRALIA
  (Cost $45,693,587)....................                  51,323,970
                                                      --------------
ITALY -- (3.8%)
COMMON STOCKS -- (3.8%)
 #Banca Monte Dei Paschi di Siena SpA...   1,425,650       4,267,359
 *Banca Nazionale del Lavoro SpA........     733,000       1,274,198
 Banca Popolare di Lodi Scarl...........     175,923       1,709,075
 Banca Popolare di Milano...............     325,400       1,442,837
 Beni Stabili SpA, Roma.................     493,000         255,128
 Buzzi Unicem SpA.......................      63,000         466,809
 CIR SpA (Cie Industriale Riunite),
   Torino...............................     500,000         563,958
 #*Capitalia SpA........................   2,022,125       3,372,428
 #Compagnia Assicuratrice Unipol SpA....     254,000       1,185,995
 #*E.Biscom SpA.........................      16,000         472,337
 #Fiat SpA..............................     482,482       3,909,838
 IFIL Finanziaria Partecipazioni SpA....     355,187       1,029,752
 #*Ing C.Olivetti & C SpA, Ivrea........   2,565,000       3,240,038
 #Intesabci SpA.........................   6,301,917      20,160,442
 #Italcementi Fabriche Riunite Cemento
   SpA, Bergamo.........................     357,560       3,721,780
 #Parmalat Finanziaria SpA..............     468,000       1,376,082
 #*Pirelli SpA..........................   1,115,000       1,123,865
 SAI SpA (Sta Assicuratrice
   Industriale), Torino.................      40,000         605,947
 #Societe Cattolica di Assicurazoni
   Scarl SpA............................       8,800         238,568
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $49,664,779)....................                  50,416,436
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)............................      51,693          19,942
                                                      --------------
TOTAL -- ITALY
  (Cost $49,664,779)....................                  50,436,378
                                                      --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
 Acerinox SA............................      65,340  $    2,474,534
 Arcelor SA.............................      30,000         330,613
 Aurea Concesiones de Infraestructuras
   del Estado SA........................     155,700       4,904,081
 #Autopistas Concesionaria Espanola
   SA...................................     525,316       7,661,270
 Banco de Andalucia.....................         900          62,453
 #*Banco de Sabadell SA.................      29,700         514,538
 Banco Pastor SA........................      59,400       1,536,279
 Cementos Portland SA...................       6,200         260,837
 #Corporacion Mapfre Compania
   Internacional de Reaseguros SA.......     108,900       1,139,925
 Ebro Puleva SA.........................      34,725         318,563
 Endesa SA, Madrid......................     190,892       3,053,410
 #Iberdrola SA..........................     535,000       9,350,419
 Iberia Lineas Aereas de Espana SA......     206,300         371,235
 Inmobiliaria Colonial SA ICSA..........       3,400          62,343
 Inmobiliaria Urbis SA..................      28,800         223,561
 Metrovacesa SA.........................     104,144       2,890,711
 Repsol SA..............................     108,500       1,715,092
 Sociedad General de Aguas de Barcelona
   SA...................................      31,900         407,079
 *Sol Melia SA..........................       6,400          30,711
 *Terra Networks SA.....................     129,700         825,269
 Union Fenosa SA........................     230,000       3,489,603
                                                      --------------
TOTAL -- SPAIN
  (Cost $26,608,123)....................                  41,622,526
                                                      --------------
HONG KONG -- (1.8%)
COMMON STOCKS -- (1.8%)
 Hang Lung Development Co., Ltd.........   1,765,000       1,471,067
 #Hang Lung Properties, Ltd.............   3,841,000       3,595,354
 #Hysan Development Co., Ltd............   1,419,274       1,119,221
 #Kerry Properties, Ltd.................   1,326,884       1,565,291
 Shangri-La Asia, Ltd...................   3,029,066       1,844,917
 #Sino Land Co., Ltd....................   5,024,183       1,433,408
 #Swire Pacific, Ltd. Series A..........   1,062,000       4,548,262
 *Tsim Sha Tsui Properties, Ltd.........     472,000         393,396
 Wharf Holdings, Ltd....................   3,251,214       6,232,484
 Wheelock and Co., Ltd..................   2,699,000       2,266,828
                                                      --------------
TOTAL -- HONG KONG
  (Cost $40,828,264)....................                  24,470,228
                                                      --------------
SWEDEN -- (1.8%)
COMMON STOCKS -- (1.8%)
 Drott Series AB........................      17,900         205,081
 Gambro AB Series A.....................     275,600       1,578,780
 Gambro AB Series B.....................     103,500         599,564
 Holmen AB Series A.....................       6,300         174,366
 Holmen AB Series B.....................      63,100       1,697,689
 SSAB Swedish Steel Series A............      82,000       1,161,152
 SSAB Swedish Steel Series B............      29,000         388,252
 Skandinaviska Enskilda Banken
   Series A.............................     196,000       2,081,577
 Skandinaviska Enskilda Banken
   Series C.............................       9,800          93,355
 Svenska Cellulosa AB Series A..........      19,000         654,274
 Svenska Cellulosa AB Series B..........      90,500       3,122,236
 Svenska Kullagerfabriken AB
   Series A.............................      22,650         629,802
 Svenska Kullagerfabriken AB
   Series B.............................      29,700         823,922
                                            SHARES        VALUE+
                                            ------        ------
 Volvo AB Series A......................     152,500  $    3,072,321
 Volvo AB Series B......................     333,100       7,032,356
                                                      --------------
TOTAL -- SWEDEN
  (Cost $21,723,613)....................                  23,314,727
                                                      --------------
FINLAND -- (1.7%)
COMMON STOCKS -- (1.7%)
 Fortum Oyj.............................   1,071,385       8,404,848
 Huhtamaki Van Leer Oyj.................       2,300          24,265
 Kemira Oyj.............................      61,300         476,563
 Kesko Oyj..............................     116,100       1,401,000
 M-real Oyj Series B....................     218,700       1,774,828
 Metso Oyj..............................     171,757       1,636,281
 Outokumpu Oyj Series A.................     351,300       2,921,164
 Stora Enso Oyj Series R................     547,800       5,701,955
                                                      --------------
TOTAL -- FINLAND
  (Cost $19,344,042)....................                  22,340,904
                                                      --------------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
 #Banque Nationale de Belgique..........         749       3,470,415
 Bekaert SA.............................       2,000          93,762
 #Delhaize Freres & cie le Lion SA
   Molenbeek-Saint Jean.................       8,300         268,551
 Groupe Bruxelles Lambert...............      55,500       2,480,476
 *Heidelberger Zement AG................       7,985         219,864
 *ING Bank Belgium NV...................         128               4
 Nationale a Portefeuille...............       4,029         439,748
 Sofina SA..............................      10,500         419,882
 #Suez (ex Suez Lyonnaise des Eaux).....      95,400       1,648,271
 Tessenderlo Chemie.....................      14,400         474,727
 Union Miniere SA.......................      40,200       1,845,841
                                                      --------------
TOTAL -- BELGIUM
  (Cost $10,244,703)....................                  11,361,541
                                                      --------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
 Danisco A.S............................      26,130         993,447
 Danske Bank A.S........................     329,253       6,884,897
 *Jyske Bank A.S........................      16,350         634,567
 Nordea AB..............................     475,918       2,405,009
 Tele Danmark A.S.......................      11,250         328,808
                                                      --------------
TOTAL -- DENMARK
  (Cost $6,905,041).....................                  11,246,728
                                                      --------------
IRELAND -- (0.8%)
COMMON STOCKS -- (0.8%)
 Allied Irish Banks P.L.C...............     107,588       1,613,364
 CRH P.L.C..............................     170,836       2,652,234
 *Elan Corp. P.L.C......................     612,513       3,493,940
 Irish Permanent P.L.C..................     186,115       2,298,419
                                                      --------------
TOTAL -- IRELAND
  (Cost $8,407,849).....................                  10,057,957
                                                      --------------
SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
 Capitaland, Ltd........................     517,000         348,718
 City Developments, Ltd.................     214,000         486,080
 DBS Group Holdings, Ltd................     218,000       1,231,631
 Fraser & Neave, Ltd....................     408,100       2,046,841
 Haw Par Brothers International, Ltd....       2,698           5,911
 Keppel Corp., Ltd......................     855,000       2,168,787
 *Neptune Orient Lines, Ltd.............     175,000         133,171

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Overseas Chinese Banking Corp., Ltd....      94,000  $      498,556
 United Overseas Bank, Ltd..............      66,000         422,343
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $7,316,437).....................                   7,342,038
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $11,752).......................                      11,731
                                                      --------------
TOTAL -- SINGAPORE
  (Cost $7,328,189).....................                   7,353,769
                                                      --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A..............     105,892       2,705,613
 #Den Norske Bank ASA Series A..........     589,194       3,204,543
 #Norsk Hydro ASA.......................      16,700         738,609
 Norske Skogindustrier ASA Series A.....      16,900         239,892
 *Storebrand ASA........................      41,900         184,690
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $6,187,564).....................                   7,073,347
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $22,136).......................                      22,271
                                                      --------------
TOTAL -- NORWAY
  (Cost $6,209,700).....................                   7,095,618
                                                      --------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Agricultural Bank of Greece S.A.......     121,100         951,435
 Alpha Credit Bank......................      29,200         454,018
 Bank of Piraeus S.A....................       4,600          30,838
 Commercial Bank of Greece..............      36,800         521,980
 EFG Eurobank Ergasias S.A..............      60,097         807,193
 Hellenic Petroleum S.A.................     135,530         962,788
 National Bank of Greece................      23,200         376,552
                                                      --------------
TOTAL -- GREECE
  (Cost $4,058,902).....................                   4,104,804
                                                      --------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
 Banco Comercial Portugues SA...........     195,400         319,446
 Cimpor Cimentos de Portugal SA.........     503,265       1,941,463
 Portugal Telecom SA....................      50,082         382,872
 *Sonae SGPS SA.........................   1,864,000         898,852
                                                      --------------
TOTAL -- PORTUGAL
  (Cost $3,656,537).....................                   3,542,633
                                                      --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Auckland International Airport, Ltd....      51,433         162,729
 Carter Holt Harvey, Ltd................   1,909,000       1,741,424
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $2,508,586).....................                   1,904,153
                                                      --------------
                                            SHARES        VALUE+
                                            ------        ------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $41,043).......................              $       42,238
                                                      --------------
TOTAL -- NEW ZEALAND
  (Cost $2,549,629).....................                   1,946,391
                                                      --------------
AUSTRIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 Voest-Alpine Stahl AG..................      44,787       1,511,793
 Wienerberger AG........................      16,123         292,787
                                                      --------------
TOTAL -- AUSTRIA
  (Cost $1,522,795).....................                   1,804,580
                                                      --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $775,751)......................                     796,812
                                                      --------------

                                             FACE
                                            AMOUNT
                                            ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (13.7%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $13,657,000 U.S.
   Treasury Notes 1.875%, 09/30/04,
   valued at $13,827,713) to be
   repurchased at $13,624,362
   (Cost $13,623,000)...................  $   13,623      13,623,000
 Repurchase agreements in a Pooled Cash
   Account, Deutsche Bank and Mizuho
   Securities, rates ranging from 1.20%
   to 1.27%, 06/02/03 (Collateralized by
   $185,789,000 U.S. Treasury
   Obligations, rates ranging from 1.22%
   to 6.375%, maturities ranging from
   05/15/05 to 08/15/28, valued at
   $167,960,780) to be repurchased at
   $174,561,322 (.)
   (Cost $167,960,780)..................     167,961     167,960,780
                                                      --------------
TOTAL TEMPORARY CASH INVESTMENTS --
  (Cost $181,583,780)...................                 181,583,780
                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,392,350,509)++...............              $1,328,457,537{/\}
                                                      ==============

--------------------

  +  See Note B to Financial Statements
  #  Total or Partial Securities on Loan
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $1,392,427,105
{/\} Includes $158,994,319 of securities on loan. (See Note G)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value (including $158,994 of
  securities on loan).............................  $  1,328,458
Cash..............................................            16
Receivables:
  Investment Securities Sold......................         6,839
  Dividends and Interest..........................         5,781
  Fund Shares Sold................................         6,899
  Securities Lending Income.......................           204
Prepaid Expenses and Other Assets.................             8
                                                    ------------
    TOTAL ASSETS..................................     1,348,205
                                                    ------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.................       167,961
  Investment Securities Purchased.................           795
  Fund Shares Redeemed............................           230
  Due to Advisor..................................           190
Accrued Expenses and Other Liabilities............           189
                                                    ------------
    TOTAL LIABILITIES.............................       169,365
                                                    ------------
NET ASSETS........................................  $  1,178,840
                                                    ============
SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized).........   117,912,244
                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $      10.00
                                                    ============
Investments at Cost...............................     1,392,351
                                                    ============
NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  1,246,863
Accumulated Net Investment Income (Loss)..........        15,910
Accumulated Net Realized Gain (Loss)..............       (20,800)
Accumulated Net Realized Foreign Exchange Gain
  (Loss)..........................................           508
Unrealized Appreciation (Depreciation) from
  Investment Securities and Foreign Currency......       (63,893)
Unrealized Net Foreign Exchange Gain (Loss).......           252
                                                    ------------
    TOTAL NET ASSETS..............................  $  1,178,840
                                                    ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF OPERATIONS

                        FOR THE YEAR ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $2,052).......................................  $ 19,540
  Interest........................................       144
  Income from Securities Lending..................       923
                                                    --------
      TOTAL INVESTMENT INCOME.....................    20,607
                                                    --------
EXPENSES
  Investment Advisory Services....................     1,052
  Accounting & Transfer Agent Fees................       348
  Custodian Fees..................................       149
  Legal Fees......................................         7
  Audit Fees......................................         8
  Shareholders' Reports...........................        13
  Trustees' Fees and Expenses.....................         5
  Other...........................................        40
                                                    --------
      TOTAL EXPENSES..............................     1,622
                                                    --------
  NET INVESTMENT INCOME (LOSS)....................    18,985
                                                    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................   (20,665)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................       508
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................    82,548
  Translation of Foreign Currency Denominated
    Amounts.......................................       166
                                                    --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................    62,557
                                                    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $ 81,542
                                                    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS      YEAR
                                             ENDED        ENDED
                                            MAY 31,     NOV. 30,
                                             2003         2002
                                          -----------  -----------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $   18,985   $   27,614
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (20,665)       2,766
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............         508          (42)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency.....      82,548      (97,155)
  Translation of Foreign Currency
    Denominated Amounts.................         166          202
                                          ----------   ----------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................      81,542      (66,615)
                                          ----------   ----------
Distributions From:
  Net Investment Income.................      (2,198)     (29,420)
  Net Short-Term Gains..................          --         (340)
  Net Long-Term Gains...................      (1,177)      (2,606)
                                          ----------   ----------
        TOTAL DISTRIBUTIONS.............      (3,375)     (32,366)
                                          ----------   ----------
Capital Share Transactions (1):
  Shares Issued.........................     217,311      354,850
  Shares Issued in Lieu of Cash
    Distributions.......................       3,374       32,365
  Shares Redeemed.......................    (245,479)    (370,867)
                                          ----------   ----------
        Net Increase (Decrease) from
          Capital Share Transactions....     (24,794)      16,348
                                          ----------   ----------
        Total Increase (Decrease).......      53,373      (82,633)
NET ASSETS
    Beginning of Period.................   1,125,467    1,208,100
                                          ----------   ----------
    End of Period.......................  $1,178,840   $1,125,467
                                          ==========   ==========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      24,020       36,168
    Shares Issued in Lieu of Cash
      Distributions.....................         393        3,202
    Shares Redeemed.....................     (27,090)     (37,827)
                                          ----------   ----------
                                              (2,677)       1,543
                                          ==========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                       THE DFA INTERNATIONAL VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....  $     9.33   $    10.15   $    12.07   $    13.18   $    11.95   $    10.90
                           ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............        0.16         0.24         0.27         0.27         0.28         0.22
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......        0.54        (0.78)       (1.49)       (0.31)        1.29         1.13
                           ----------   ----------   ----------   ----------   ----------   ----------
  Total from Investment
    Operations...........        0.70        (0.54)       (1.22)       (0.04)        1.57         1.35
                           ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Net Investment
    Income...............       (0.02)       (0.25)       (0.27)       (0.26)       (0.31)       (0.27)
  Net Realized Gains.....       (0.01)       (0.03)       (0.43)       (0.81)       (0.03)       (0.03)
                           ----------   ----------   ----------   ----------   ----------   ----------
Total Distributions......       (0.03)       (0.28)       (0.70)       (1.07)       (0.34)       (0.30)
                           ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of
  Period.................  $    10.00   $     9.33   $    10.15   $    12.07   $    13.18   $    11.95
                           ==========   ==========   ==========   ==========   ==========   ==========
Total Return.............        7.54%#      (5.53)%     (10.75)%      (0.51)%      13.27%       12.50%

Net Assets, End of Period
  (thousands)............  $1,178,840   $1,125,467   $1,208,100   $1,553,481   $1,660,377   $1,720,249
Ratio of Expenses to
  Average Net Assets.....        0.31%*       0.30%        0.29%        0.29%        0.29%        0.29%
Ratio of Net Investment
  Income to Average Net
  Assets.................        3.62%*       2.36%        2.32%        2.13%        2.17%        1.90%
Portfolio Turnover
  Rate...................          16%*         18%           6%           9%           6%          15%

----------------

*    Annualized
#    Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $12,049.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal

Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2003.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

    6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

    The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

Purchases...................................................      $82,215
Sales.......................................................       90,812

    There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2003.

E. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Series intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 207,461
Gross Unrealized Depreciation...............................       (271,431)
                                                                  ---------
  Net.......................................................      $ (63,970)
                                                                  =========

    Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2002, the DFA International Value Series realized gains on the sale of passive foreign investment companies of $7,580,897, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income.

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the line of credit for the six months ended May 31, 2003.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2003.

G. SECURITIES LENDING:

    As of May 31, 2003, some of the Series' portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2003
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                      PAGE
                                                    --------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...........         1
    Statement of Operations.......................         2
    Statements of Changes in Net Assets...........         3
    Financial Highlights..........................         4
    Notes to Financial Statements.................         5

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. SMALL
  CAP SERIES
    Schedule of Investments.......................         7
    Statement of Assets and Liabilities...........        36
    Statement of Operations.......................        37
    Statements of Changes in Net Assets...........        38
    Financial Highlights..........................        39
    Notes to Financial Statements.................        40

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.
                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The U.S. Small Cap Series of The DFA
  Investment Trust Company
  (14,906,064 Shares, Cost $155,551)++ at
  Value+..........................................  $  162,774
Receivable for Investment Securities Sold.........         245
                                                    ----------
    Total Assets..................................     163,019
                                                    ----------

LIABILITIES:
Payables:
  Fund Shares Redeemed............................         245
  Due to Advisor..................................           9
Accrued Expenses and Other Liabilities............          27
                                                    ----------
    Total Liabilities.............................         281
                                                    ----------
NET ASSETS........................................  $  162,738
                                                    ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)........................  16,786,040
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $     9.69
                                                    ==========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  179,843
Accumulated Net Investment Income (Loss)..........         (70)
Accumulated Net Realized Gain (Loss)..............     (24,258)
Unrealized Appreciation (Depreciation) from
  Investment Securities...........................       7,223
                                                    ----------
    Total Net Assets..............................  $  162,738
                                                    ==========

--------------

  +  See Note B to Financial Statements
 ++  The cost for federal income tax purposes is $178,936

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................  $   212
                                                    -------
EXPENSES
  Administrative Services.........................       48
  Accounting & Transfer Agent Fees................        3
  Legal Fees......................................        5
  Audit Fees......................................        1
  Filing Fees.....................................        1
  Shareholders' Reports...........................       12
  Directors' Fees and Expenses....................        1
                                                    -------
        Total Expenses............................       71
                                                    -------
  NET INVESTMENT INCOME (LOSS)....................      141
                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................   (8,039)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................   21,911
                                                    -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........   13,872
                                                    -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $14,013
                                                    =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS     YEAR
                                             ENDED       ENDED
                                            MAY 31,    NOV. 30,
                                             2003        2002
                                          -----------  ---------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $    141    $  1,264
  Capital Gain Distributions Received
    from The DFA Investment Trust
    Company.............................         --       2,169
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (8,039)     (8,455)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................     21,911      (8,404)
                                           --------    --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................     14,013     (13,426)
                                           --------    --------
Distributions From:
  Net Investment Income.................     (1,236)     (1,304)
  Net Short-Term Gains..................         --        (837)
  Net Long-Term Gains...................        (68)    (17,396)
                                           --------    --------
        Total Distributions.............     (1,304)    (19,537)
                                           --------    --------
Capital Share Transactions (1):
  Shares Issued.........................     26,080      47,987
  Shares Issued in Lieu of Cash
    Distributions.......................      1,304      19,537
  Shares Redeemed.......................    (28,024)    (53,168)
                                           --------    --------
        Net Increase (Decrease) from
          Capital Share Transactions....       (640)     14,356
                                           --------    --------
        Total Increase (Decrease).......     12,069     (18,607)
NET ASSETS
  Beginning of Period...................    150,669     169,276
                                           --------    --------
  End of Period.........................   $162,738    $150,669
                                           ========    ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      3,009       4,919
    Shares Issued in Lieu of Cash
      Distributions.....................        153       1,934
    Shares Redeemed.....................     (3,330)     (5,418)
                                           --------    --------
                                               (168)      1,435
                                           ========    ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....   $   8.89     $  10.91     $  10.87     $  11.13     $   9.80      $ 11.90
                            --------     --------     --------     --------     --------      -------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.01         0.07         0.09         0.08         0.08         0.08
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       0.86        (0.85)        1.20         0.60         1.66        (1.10)
                            --------     --------     --------     --------     --------      -------
Total from Investment
  Operations.............       0.87        (0.78)        1.29         0.68         1.74        (1.02)
                            --------     --------     --------     --------     --------      -------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.07)       (0.08)       (0.09)       (0.08)       (0.08)       (0.08)
  Net Realized Gains.....         --        (1.16)       (1.16)       (0.86)       (0.33)       (1.00)
                            --------     --------     --------     --------     --------      -------
Total Distributions......      (0.07)       (1.24)       (1.25)       (0.94)       (0.41)       (1.08)
                            --------     --------     --------     --------     --------      -------
Net Asset Value, End of
  Period.................   $   9.69     $   8.89     $  10.91     $  10.87     $  11.13      $  9.80
                            ========     ========     ========     ========     ========      =======
Total Return.............       9.98%#      (8.50)%      13.02%        6.38%       18.47%       (9.09)%

Net Assets, End of Period
  (thousands)............   $162,738     $150,669     $169,276     $150,975     $135,107      $98,680
Ratio of Expenses to
  Average Net
  Assets (1).............       0.19%*       0.18%        0.17%        0.18%        0.20%        0.20%
Ratio of Expenses to
  Average Net Assets
  (excluding waivers,
  assumption of expenses,
  and/or recovery of
  previously waived
  fees) (1)..............       0.19%*       0.18%        0.17%        0.18%        0.21%        0.22%
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.20%*       0.78%        0.84%        0.67%        0.89%        1.26%
Ratio of Net Investment
  Income to Average Net
  Assets (excluding
  waivers, assumption of
  expenses, and/or
  recovery of previously
  waived fees)...........       0.20%*       0.78%        0.84%        0.67%        0.88%        1.24%
Portfolio Turnover
  Rate...................        N/A          N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................         13%*         34%          13%          38%          29%          29%

--------------

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which The DFA U.S. Small Cap Institutional Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Small Cap Series (the "Series", or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At May 31, 2003, the Portfolio owned 16% of the outstanding shares of the Series. The financial statement of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1,575.

    3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.07 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and assume the expenses of the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.20% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At May 31, 2003, there were no previously waived fees that are subject to future reimbursement to the Advisor.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................        --
Gross Unrealized Depreciation...............................  $(16,162)
                                                              --------
  Net.......................................................  $(16,162)
                                                              ========

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2003.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2003.

                           THE U.S. SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                           SHARES       VALUE+
                                           ------       ------
COMMON STOCKS -- (88.4%)
 *#1-800 CONTACTS, Inc..................    15,500  $      367,195
 *1-800-FLOWERS.COM, Inc................    33,297         278,030
 1st Source Corp........................    24,131         412,881
 21st Century Holding Co................     1,100          13,321
 *#24/7 Media, Inc......................    15,900           7,791
 *3-D Systems Corp......................    11,500          71,875
 *3TEC Energy Corp......................    16,500         282,975
 *4Kids Entertainment, Inc..............    15,800         274,920
 *7-Eleven, Inc.........................   139,200       1,376,688
 *#8X8, Inc.............................    19,200           6,720
 *@Road, Inc............................    66,300         584,766
 *A. B. Watley Group, Inc...............     9,400           2,585
 *A.C. Moore Arts & Crafts, Inc.........    22,500         382,500
 *A.D.A.M., Inc.........................       700             889
 *#aaiPharma, Inc.......................    47,250         688,432
 *Aames Financial Corp..................       240             451
 *AAON, Inc.............................    13,100         200,823
 AAR Corp...............................    38,100         171,450
 Aaron Rents, Inc. Class A..............     3,800          82,460
 Aaron Rents, Inc. Class B..............    14,400         345,456
 *Abaxis, Inc...........................    18,300         102,480
 ABC Bancorp............................     8,310         119,415
 *Abgenix, Inc..........................   114,034       1,225,865
 Abington Bancorp, Inc..................     3,200          72,000
 *#Abiomed, Inc.........................    25,200         125,748
 *Ablest, Inc...........................     2,100           9,870
 ABM Industries, Inc....................    64,700         956,266
 Abrams Industries, Inc.................       200             810
 *Acacia Research-Acacia Technologies
   Common Stock.........................    21,560          26,950
 *Acacia Research-CombiMatrix Corp......    12,034          26,956
 *Acceptance Insurance Companies,
   Inc..................................    13,500             162
 *Access Pharmaceuticals, Inc...........    14,400          34,128
 *#Acclaim Entertainment, Inc...........    69,800          54,444
 *Accredo Health, Inc...................    27,200         578,272
 *Accrue Software, Inc..................    18,800             714
 *Ace Cash Express, Inc.................    10,100         108,070
 *Ace Comm Corp.........................     7,500           7,125
 Aceto Corp.............................    14,000         259,700
 *Aclara Biosciences, Inc...............    36,300         121,605
 *Acme Communications, Inc..............    23,500         194,180
 *Acme United Corp......................     3,400          12,546
 *ACT Manufacturing, Inc................     4,600              37
 *ACT Teleconferencing, Inc.............    10,700          18,618
 *Actel Corp............................    31,800         705,642
 *#Acterna Corp.........................   149,200           4,178
 Action Performance Companies, Inc......    23,200         467,248
 *Active Power, Inc.....................    45,100          86,141
 *Activision, Inc.......................    84,629       1,437,000
 *Actuant Corp..........................    15,240         659,282
 *Actuate Corp..........................    67,000         120,600
 *ACTV, Inc.............................    55,700          50,130
 Acuity Brands, Inc.....................    27,700         458,989
 *Acxiom Corp...........................     4,000          59,960
 Adams Resources & Energy, Inc..........     4,200          34,566
                                           SHARES       VALUE+
                                           ------       ------
 *Adaptec, Inc..........................   134,000  $    1,072,000
 *ADE Corp..............................    13,600         101,592
 *Adept Technology, Inc.................     7,100           2,485
 *#Administaff, Inc.....................    39,300         351,735
 *Adolor Corp...........................    41,000         526,850
 *#Adtran, Inc..........................     9,700         468,607
 *Advanced Digital Information Corp.....    80,500         847,665
 *Advanced Energy Industries, Inc.......    44,900         603,456
 *Advanced Magnetics, Inc...............     6,600          31,020
 Advanced Marketing Services, Inc.......    22,850         255,920
 *Advanced Materials Group, Inc.........       237              59
 *Advanced Neuromodulation Systems,
   Inc..................................    17,000         815,490
 *Advanced Nutraceuticals, Inc..........       700             490
 *Advanced Photonix, Inc. Class A.......     9,000           8,190
 *Advanced Power Technology, Inc........    11,600          58,000
 Advanta Corp. Class A..................    12,217         113,740
 Advanta Corp. Class B Non-Voting.......    20,494         201,866
 *Advent Software, Inc..................    38,300         575,649
 *Advo, Inc.............................    25,800       1,056,510
 *Aehr Test Systems.....................     7,100          20,377
 *AEP Industries, Inc...................    11,000          76,450
 *AeroCentury Corp......................       300           1,029
 *Aeroflex, Inc.........................    76,750         602,487
 *#Aerosonic Corp.......................     3,900          36,309
 *Aether Systems, Inc...................    49,742         239,259
 *Aetrium, Inc..........................     9,300          16,275
 *AFC Enterprises, Inc..................    39,800         732,320
 *#Affiliated Managers Group, Inc.......    26,100       1,435,500
 *Affinity Technology Group, Inc........    29,100           4,947
 *Aftermarket Technology Corp...........    31,500         329,175
 *AG Services America, Inc..............     5,400          31,590
 *Agile Software Corp...................    60,600         570,852
 *#Agility Capital, Inc.................     5,900              38
 *AHL Services, Inc.....................    14,400          19,224
 *Air Methods Corp......................    11,900          93,415
 Airborne, Inc..........................    66,600       1,367,298
 *Airgas, Inc...........................    62,500       1,131,250
 *Airnet Systems, Inc...................    10,100          32,118
 *#Airtran Holdings, Inc................    99,100         735,322
 *AK Steel Holding Corp.................   128,900         381,544
 *Akamai Technologies, Inc..............   135,400         495,564
 *Akorn, Inc............................    19,500          18,525
 *#Aksys, Ltd...........................    31,600         284,400
 Alabama National Bancorporation........    15,000         720,000
 Alamo Group, Inc.......................     9,700         117,079
 *Alaris Medical, Inc...................    71,300         891,250
 *Alaska Air Group, Inc.................    37,200         707,172
 *Alaska Communications Systems Group,
   Inc..................................    22,200          68,820
 Albany International Corp. Class A.....    33,472         891,025
 *Albany Molecular Research, Inc........    40,578         550,238
 Albemarle Corp.........................    45,000       1,204,650
 *Alcide Corp...........................     2,300          24,930
 *Alderwoods Group, Inc.................     6,000          35,160
 *Aldila, Inc...........................     4,633           7,978
 Alexander & Baldwin, Inc...............    48,000       1,304,640

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Alexion Pharmaceuticals, Inc..........    23,100  $      323,631
 Alfa Corp..............................    98,100       1,258,623
 Alico, Inc.............................     7,000         164,780
 *Align Technology, Inc.................    69,912         708,209
 *#Alkermes, Inc........................    83,801       1,080,195
 *All American Semiconductor, Inc.......     4,000           8,960
 Allcity Insurance Co...................       200             546
 #Allegheny Energy, Inc.................   126,700       1,101,023
 Allegheny Technologies, Inc............    96,300         633,654
 Allegiant Bancorp, Inc.................    21,263         394,216
 Allen Organ Co. Class B................       800          29,396
 *Allen Telecom, Inc....................    34,200         603,630
 *#Alliance Gaming Corp.................    61,560         992,347
 *Alliance Imaging, Inc.................    67,800         315,270
 *Alliance Semiconductor Corp...........    46,500         197,625
 *Allied Defense Group, Inc.............     5,900         100,005
 *Allied Healthcare International,
   Inc..................................    19,300          77,007
 *Allied Healthcare Products, Inc.......     6,700          22,847
 *Allied Holdings, Inc..................     8,300          24,900
 *Allied Motion Technologies, Inc.......     2,900           5,191
 *Allmerica Financial Corp..............    62,600       1,096,126
 *#Allos Therapeutics, Inc..............    35,200         116,160
 *Allou Health Care, Inc. Class A.......     7,100           7,597
 *Alloy, Inc............................    50,500         350,975
 *Allscripts Healthcare Solutions,
   Inc..................................    54,500         212,550
 *Almost Family, Inc....................     1,600           9,824
 *Alpha Technologies Group, Inc.........     7,100           9,940
 *Alphanet Solutions, Inc...............     6,600          26,598
 Alpharma, Inc. Class A.................    51,600       1,084,632
 *Alpine Group, Inc.....................    22,000          14,080
 *Alteon, Inc...........................    49,300         242,063
 *#Alterra Healthcare Corp..............    23,700               2
 *Altris Software, Inc..................     1,202             240
 *Ambassadors Group, Inc................     9,800         139,846
 *Ambassadors, Inc......................     9,800         116,228
 *AMC Entertainment, Inc................    38,600         401,826
 *Amcast Industrial Corp................     8,500           8,500
 Amcol International Corp...............    36,500         251,850
 Amcore Financial, Inc..................    32,200         774,732
 *#Amedisys, Inc........................     1,400           8,105
 *AMEN Properties, Inc..................     1,975           4,999
 *Amerco, Inc...........................    22,600         108,706
 *America Services Group, Inc...........     4,600          72,450
 *America West Holdings Corp.
   Class B..............................    42,600         173,382
 *American Axle & Manufacturing
   Holdings, Inc........................     7,700         192,500
 *American Banknote Corp................        88              25
 American Biltrite, Inc.................     3,400          25,500
 *American Building Control, Inc........    14,000          12,600
 #American Business Financial Services,
   Inc..................................     4,613          47,883
 #American Capital Strategies, Ltd......    56,600       1,548,010
 *American Claims Evaluation, Inc.......     1,000           1,750
 *American Dental Partners, Inc.........     7,200          65,167
 *American Eagle Outfitters, Inc........     3,000          50,970
 *American Ecology Corp.................    14,350          39,462
 *American Greetings Corp. Class A......    76,300       1,352,799
 *#American Healthways, Inc.............    21,550         556,658
 American Home Mortgage Holdings,
   Inc..................................    19,726         323,309
 *American Indemnity Financial Escrow...       800             800
                                           SHARES       VALUE+
                                           ------       ------
 *American Independence Corp............     8,400  $       76,020
 *#American Italian Pasta Co............    21,600         946,512
 *American Locker Group, Inc............       300           4,770
 *American Management Systems, Inc......    51,000         697,170
 *American Medical Electronics, Inc.
   (Escrow-Bonus).......................     4,400               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)....................     4,400               0
 *American Medical Security Group,
   Inc..................................    16,700         318,636
 *#American Medical Systems Holdings,
   Inc..................................    59,500         948,430
 *American Pacific Corp.................     7,100          55,451
 *#American Pharmaceutical Partners,
   Inc..................................    28,500         832,770
 *American Physicians Capital, Inc......     9,800         229,604
 *American Physicians Services Group,
   Inc..................................       100             470
 *American Retirement Corp..............    25,000          44,500
 *American Science & Engineering, Inc...     8,900          81,880
 American Shared Hospital Services......     3,700          17,168
 *American Software, Inc. Class A.......    23,900         119,763
 American States Water Co...............    18,950         483,225
 *American Superconductor Corp..........    27,900         116,343
 *American Technical Ceramics Corp......     8,000          38,720
 *#American Tower Corp..................   100,200         897,792
 American Vanguard Corp.................       414           7,634
 *American West Bancorporation..........     2,429          42,750
 American Woodmark Corp.................    11,500         539,235
 Americana Bancorp, Inc.................     2,712          39,378
 *America's Car-Mart, Inc...............     8,500         152,141
 *Americredit Corp......................    47,800         449,320
 *AMERIGROUP Corp.......................    15,300         534,276
 AmeriServe Financial, Inc..............    16,900          55,094
 *Ameristar Casinos, Inc................    34,200         564,300
 *Ameritrade Holding Corp...............    15,600         122,928
 Ameron International Corp..............     7,800         272,142
 AmerUs Group Co........................    46,844       1,260,572
 *#Ames Department Stores, Inc..........    12,800              14
 Ametek, Inc............................    36,300       1,350,723
 *Amistar Corp..........................     1,600           1,536
 *Amkor Technology, Inc.................    86,128         958,605
 *AML Communications, Inc...............     7,800           1,872
 *AMN Healthcare Services, Inc..........    48,900         557,460
 Ampco-Pittsburgh Corp..................     9,600         137,280
 *Ampex Corp. Class A...................    28,500           4,560
 *Amrep Corp............................     6,500          76,310
 *Amresco, Inc..........................    10,460               0
 *#Amsurg Corp..........................    26,689         751,829
 *Amtech Systems, Inc...................     1,900           7,125
 *Amwest Insurance Group, Inc...........     3,894              23
 *AMX Corp..............................    11,000          24,530
 *Amylin Pharmaceuticals, Inc...........    16,650         330,336
 *Anacomp, Inc..........................         5              41
 *Anadigics, Inc........................    33,800         102,414
 Analogic Corp..........................    16,200         826,200
 *Analysts International Corp...........    26,600          57,190
 *Analytical Surveys, Inc...............       730             825
 *Anaren Microwave, Inc.................    27,500         279,950
 Anchor Bancorp Wisconsin, Inc..........    31,340         717,059
 Andersons, Inc.........................     8,200         107,740
 *#Andrew Corp..........................   109,904       1,092,446

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Andrx Group...........................    47,610  $      916,492
 *Angeion Corp..........................       215             146
 Angelica Corp..........................     9,800         175,224
 *Angelo & Maxie's, Inc.................     2,016           4,838
 *Angiotech Pharmaceuticals, Inc........     2,196          65,243
 *#Anicom, Inc..........................    23,000               2
 *Anika Therapeutics, Inc...............     9,900          31,482
 *Anixter International, Inc............    47,800       1,143,376
 *Ann Taylor Stores Corp................    62,800       1,605,796
 *Ansoft Corp...........................    14,700         159,054
 *AnswerThink Consulting Group, Inc.....    52,400         112,136
 *Ansys, Inc............................    20,400         582,420
 *Anthony and Sylvan Pools Corp.........     3,768           9,420
 *#Antigenics, Inc......................    47,313         580,531
 *AP Pharma, Inc........................    19,900          24,278
 *APA Optics, Inc.......................    11,800          25,960
 *APAC Teleservices, Inc................    59,550         182,818
 *#Aphton Corp..........................    29,639         207,473
 Apogee Enterprises, Inc................    36,200         380,100
 Applica, Inc...........................    27,900         170,190
 *Applied Extrusion Technologies, Inc...    12,900          26,832
 *Applied Films Corp....................    15,500         344,875
 *Applied Graphics Technologies, Inc....     8,440           3,798
 *Applied Imaging Corp..................    15,800          27,334
 Applied Industrial Technologies, Inc...    22,700         434,705
 *Applied Innovation, Inc...............    15,100          51,189
 *Applied Molecular Evolution, Inc......    25,100         118,723
 Applied Signal Technologies, Inc.......    13,400         226,728
 *Applix, Inc...........................    19,200          38,208
 *#Apria Healthcare Group, Inc..........    54,100       1,305,433
 *Apropos Technology, Inc...............    12,000          30,120
 Aptargroup, Inc........................    38,500       1,347,500
 *aQuantive, Inc........................    71,535         566,557
 Aquila, Inc............................   126,900         351,513
 *Aradigm Corp..........................    31,100          52,870
 *Arch Capital Group, Ltd...............    18,400         680,800
 Arch Chemicals, Inc....................    26,200         533,432
 #Arch Coal, Inc........................    68,100       1,539,741
 Arctic Cat, Inc........................    20,830         395,770
 *#Ardent Communications, Inc...........    19,200             101
 *Arena Pharmaceuticals, Inc............    34,178         239,588
 Argonaut Group, Inc....................    24,800         307,768
 *Argonaut Technologies, Inc............    12,000          11,760
 *Argosy Gaming Corp....................    37,600         693,720
 *ARI Network Services, Inc.............     6,200           2,294
 *Ariad Pharmaceuticals, Inc............    36,000         122,400
 *Ariba, Inc............................   133,400         496,248
 *Ark Restaurants Corp..................     2,700          19,845
 #Arkansas Best Corp....................    34,700         919,550
 *Arlington Hospitality, Inc............     4,900          14,504
 *Armor Holdings, Inc...................    35,600         484,516
 *Armstrong Holdings, Inc...............    26,900          24,210
 *Arqule, Inc...........................    25,474         109,538
 *Array BioPharma, Inc..................    30,400         111,264
 *Arrhythmia Research Technology, Inc...     1,800           6,660
 *Arris Group, Inc......................   112,000         582,400
 Arrow Financial Corp...................     7,953         260,620
 Arrow International, Inc...............    29,200       1,302,904
 *Art Technology Group, Inc.............    69,400          98,548
 *Artesyn Technologies, Inc.............    69,300         318,780
 *Arthrocare Corp.......................    30,210         484,266
 *#Artificial Life, Inc.................     1,200             138
                                           SHARES       VALUE+
                                           ------       ------
 *Artisan Components, Inc...............    23,700  $      522,111
 *Artisoft, Inc.........................     2,400           5,448
 *Arts Way Manufacturing Co., Inc.......       200             768
 *ASA International, Ltd................     1,280           1,370
 ASB Financial Corp.....................     1,000          17,000
 *Ascent Media Group, Inc...............     4,280           5,478
 *Ascential Software Corp...............   277,917       1,108,889
 *Ashworth, Inc.........................    16,280         100,773
 *Ask Jeeves, Inc.......................    51,600         658,416
 *Aspect Communications Corp............    69,700         222,343
 *Aspect Medical Systems, Inc...........    28,000         211,400
 *Aspen Technology, Inc.................    44,100         179,487
 *#Aspeon, Inc..........................       900              90
 *Astea International, Inc..............    14,500           8,410
 *Astec Industries, Inc.................    22,900         184,574
 Astro-Med, Inc.........................     4,200          22,344
 *Astronics Corp........................     5,500          18,150
 *Astronics Corp. Class B...............     2,225           7,231
 *#AstroPower, Inc......................    24,750          59,895
 *ASV, Inc..............................    10,100         150,591
 *Asyst Technologies, Inc...............    50,300         334,998
 *ATA Holdings Corp.....................    11,500          53,475
 *#Atari, Inc...........................    43,190         199,106
 *AtheroGenics, Inc.....................    47,400         592,500
 *Atlanta Sosnoff Capital Corp..........     7,700         104,874
 *Atlantic American Corp................    21,100          45,892
 *Atlantic Coast Airlines, Inc..........    63,300         599,451
 *Atlantic Data Services, Inc...........    13,000          42,120
 *Atlantic Premium Brands, Ltd..........     2,000           3,500
 *Atlantis Plastics, Inc................     3,300          22,605
 *#Atlas Air, Inc.......................    41,800          68,134
 *ATMI, Inc.............................    42,900       1,073,358
 Atmos Energy Corp......................    63,400       1,569,150
 *ATP Oil & Gas Corp....................    25,000         112,750
 *Atrion Corp...........................     1,700          45,798
 *Atrix Labs, Inc.......................    28,500         590,491
 *ATS Medical, Inc......................     2,200           6,050
 *Atwood Oceanics, Inc..................    18,000         535,500
 *Audiovox Corp. Class A................    22,100         212,160
 *August Technology Corp................    16,900          73,515
 *Ault, Inc.............................     4,500           8,775
 *Aura Systems, Inc.....................     5,295             381
 *Aurora Foods, Inc.....................    42,644          23,454
 *#Authentidate Holding Corp............    25,600          79,104
 *autobytel.com, Inc....................    38,100         217,170
 *Avalon Holding Corp. Class A..........     1,550           3,162
 *Avanex Corp...........................    56,000         232,400
 *Avanir Pharmaceuticals Class A........    58,000         115,420
 *Avant Immunotherapeutics, Inc.........    51,500         119,480
 *Avatar Holdings, Inc..................     8,700         251,604
 *Avatech Solutions, Inc................       617             648
 *#Avi Biopharma, Inc...................    37,000         202,020
 *Aviall, Inc...........................    23,500         224,895
 *Avici Systems Inc.....................     3,043          16,006
 *#Avid Technology, Inc.................    37,100       1,251,754
 *Avigen, Inc...........................    26,500         102,555
 Avista Corp............................    62,600         879,530
 *Avocent Corp..........................    52,600       1,554,856
 *Avteam, Inc. Class A..................    11,400              26
 *Aware, Inc............................    31,359          68,990
 *Axcelis Technologies, Inc.............   137,600         820,096
 *Axonyx, Inc...........................     1,300           3,900

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Axsys Technologies, Inc...............     4,700  $       42,276
 *AXT, Inc..............................    21,500          31,196
 *Aztar Corp............................    38,700         592,110
 *AZZ, Inc..............................     6,500          73,450
 Badger Meter, Inc......................     3,200          92,800
 *Badger Paper Mills, Inc...............     1,000           6,630
 Bairnco Corp...........................     7,300          40,661
 *Baker (Michael) Corp..................     7,900          70,705
 Balchem Corp...........................     4,700         107,442
 Baldor Electric Co.....................    39,333         884,992
 Baldwin & Lyons, Inc. Class B..........    12,625         292,900
 *Baldwin Technology, Inc. Class A......    13,300           5,453
 *Ballantyne Omaha, Inc.................    11,900          14,399
 *#Bally Total Fitness Holding Corp.....    39,100         312,018
 *Baltek Corp...........................     1,500          22,522
 *Bancinsurance Corp....................     5,700          29,697
 Bandag, Inc............................    12,700         459,486
 Bandag, Inc. Class A...................     9,600         320,640
 Bank of Granite Corp...................    16,400         295,200
 Bank of The Ozarks.....................     7,600         269,116
 *Bank United Financial Corp. Class A..     32,300         594,966
 BankAtlantic Bancorp, Inc. Class A.....    11,285         130,229
 *Bankrate, Inc.........................     7,000          69,440
 Banner Corp............................    12,860         272,503
 Banta Corp.............................    35,500       1,227,235
 Barnes Group, Inc......................    26,300         508,116
 *barnesandnoble.com, inc...............    18,225          26,426
 *Barnwell Industries, Inc..............       400           9,800
 *Barra, Inc............................    23,700         775,701
 *Barrett Business Services, Inc........     5,800          17,400
 *Barry (R.G.) Corp.....................     9,500          38,000
 Bassett Furniture Industries, Inc......    14,500         197,055
 Bay State Bancorp, Inc.................     4,200         107,520
 *Bay View Capital Corp.................    84,500         490,100
 *Baycorp Holdings, Ltd.................       484           6,776
 *Bayou Steel Corp. Class A.............    13,500           2,025
 *BCT International, Inc................     2,700           5,184
 *BE Aerospace, Inc.....................    40,200          97,284
 *Beasley Broadcast Group, Inc..........     9,700         116,109
 *#Beazer Homes USA, Inc................    12,553       1,064,494
 *Bebe Stores, Inc......................    33,100         603,082
 BEI Technologies, Inc..................    19,800         216,810
 *Bel Fuse, Inc. Class A................     2,600          46,800
 Bel Fuse, Inc. Class B.................     5,250         106,575
 Belden, Inc............................    29,400         399,840
 *Bell Industries, Inc..................     8,900          15,530
 *Bell Microproducts, Inc...............    24,000          98,400
 *Benchmark Electronics, Inc............    34,000         966,960
 *Benihana, Inc.........................     1,000          12,800
 *Benihana, Inc. Class A................       150           1,881
 *Bentley Pharmaceuticals, Inc..........    23,560         244,553
 Berry Petroleum Corp. Class A..........    27,600         469,200
 *Bethlehem Steel Corp..................    59,100           1,773
 *Beverly Enterprises...................   141,900         515,097
 *Beyond.com Corp.......................     3,140              74
 BHA Group Holdings, Inc. Class A.......     6,100         128,466
 *Big 4 Ranch, Inc......................     3,200               0
 *Big City Radio, Inc...................     6,400           5,504
 *Big Dog Holdings, Inc.................     1,500           4,366
 *BindView Development Corp.............    51,500          69,010
 *Bio Technology General Corp...........    71,500         336,050
 *Bioanalytical Systems, Inc............     4,600          13,616
                                           SHARES       VALUE+
                                           ------       ------
 *Biocryst Pharmaceuticals, Inc.........    17,500  $       57,575
 *#BioLase Technology, Inc..............    24,600         351,288
 *Bio-Logic Systems Corp................     4,200          19,828
 *BioMarin Pharmaceutical, Inc..........    75,685         865,080
 *Bionova Holdings Corp.................     3,570             875
 *Bio-Rad Laboratories, Inc. Class A....    20,000       1,180,000
 *Bio-Reference Laboratories, Inc.......    13,900          73,670
 *BioReliance Corp......................    10,100         206,343
 *#Biosite, Inc.........................    19,200         801,792
 *Biosource International, Inc..........     9,600          56,064
 *Biospecifics Technologies Corp........     4,500           3,825
 *BioSphere Medical, Inc................    16,500          91,740
 *Bitstream, Inc........................     8,400          19,992
 BIW, Ltd...............................       800          13,680
 *BJ's Wholesale Club, Inc..............    77,500       1,195,050
 Black Box Corp.........................    27,200       1,012,112
 Black Hills Corp.......................    40,259       1,209,783
 Blair Corp.............................     7,900         167,480
 *Blonder Tongue Laboratories, Inc......     9,800          19,600
 *Blount International, Inc.............    24,600         168,510
 *Blue Coat Systems, Inc................    10,586          67,433
 *#Blue Rhino Corp......................    21,300         285,633
 *Bluegreen Corp........................    32,765         132,698
 Blyth, Inc.............................    38,100       1,052,322
 BMC Industries, Inc....................    25,300          23,023
 *BNS Co. Class A.......................     4,120          20,044
 Bob Evans Farms, Inc...................    49,400       1,273,038
 *Boca Resorts, Inc.....................    45,800         593,568
 *Bogen Communications International,
   Inc..................................    12,500          45,000
 *Bolt Technology Corp..................     5,400          18,414
 *Bombay Co., Inc.......................    39,600         376,200
 *Bone Care International, Inc..........    16,621         181,335
 *Bontex, Inc...........................       200              62
 *Bon-Ton Stores, Inc...................    12,000          57,000
 *Books-a-Million, Inc..................    18,300          43,188
 *Borland Software Corp.................   104,400       1,056,528
 Boston Acoustics, Inc..................     4,600          42,550
 *Boston Beer Company, Inc. Class A.....    13,000         184,340
 *Boston Biomedical, Inc................     6,700          20,234
 *#Boston Communications Group, Inc.....    24,300         395,361
 Boston Private Financial Holdings,
   Inc..................................    30,700         573,783
 Bostonfed Bancorp, Inc.................     4,500         108,945
 *Bottomline Technologies, Inc..........    18,404         130,484
 Bowne & Co., Inc.......................    39,600         488,664
 *Boyd Gaming Corp......................    83,100       1,256,472
 *Boyds Collection, Ltd.................    64,000         316,800
 *Bradley Pharmaceuticals, Inc.
   Class A..............................    11,751         198,004
 Brady (W.H.) Co. Class A...............    27,700         908,560
 *Brass Eagle, Inc......................     8,300          63,910
 *Braun Consulting, Inc.................    22,300          30,774
 *#Breed Technologies, Inc..............    36,800           1,104
 Bridgford Foods Corp...................    10,400          80,496
 Briggs & Stratton Corp.................    27,300       1,258,257
 *Brigham Exploration Co................    15,900          84,588
 *Bright Horizons Family Solutions,
   Inc..................................     6,600         223,410
 *Brightpoint, Inc......................     8,900         112,852
 *BrightStar Information Technology
   Group, Inc...........................    13,600             748
 *Brilliant Digital Entertainment,
   Inc..................................    18,000           5,220

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *#Brio Software, Inc...................    41,300  $      119,357
 *#BriteSmile, Inc......................       414           9,890
 *Broadview Media, Inc..................       200             650
 *Brocade Communications Systems,
   Inc..................................    17,800         108,046
 Brookline Bancorp, Inc.................    75,091       1,070,798
 *Brooks Automation, Inc................    47,539         565,714
 *Brookstone, Inc.......................    11,900         211,820
 *Brooktrout, Inc.......................    14,200          79,378
 *Brown (Tom), Inc......................    49,100       1,389,530
 Brown Shoe Company, Inc................    24,700         700,245
 *Bruker Daltonics, Inc.................    74,600         317,050
 *Brush Engineered Materials, Inc.......    20,000         161,200
 Bryn Mawr Bank Corp....................       800          29,584
 BSB Bancorp, Inc.......................    12,685         341,607
 *BSQUARE Corp..........................    19,700          20,882
 *BTU International, Inc................     6,800          14,348
 *Buca, Inc.............................    20,000         127,000
 *Buckeye Technology, Inc...............    43,900         245,840
 *Buckhead America Corp.................       900               0
 *Buckle, Inc...........................    30,000         546,000
 Building Materials Holding Corp........    15,900         222,441
 *Bull Run Corp.........................     3,700          12,580
 Burlington Coat Factory Warehouse
   Corp.................................    52,680         898,194
 Bush Industries, Inc. Class A..........    14,600          35,186
 *Butler International, Inc.............     8,400           3,024
 Butler Manufacturing Co................     7,600         133,152
 C & D Technologies, Inc................    36,000         534,600
 *C-COR.Net Corp........................    43,800         210,678
 *#C-Phone Corp.........................    11,700              76
 *Cable Design Techologies Corp.........    53,687         405,337
 *#Cabot Microelectronics Corp..........    26,800       1,239,500
 Cabot Oil & Gas Corp. Class A..........    37,600       1,018,584
 *Cache, Inc............................     9,100          91,910
 *Caci International, Inc. Class A......    37,000       1,222,850
 Cadmus Communications Corp.............     8,900          82,503
 *Cagle's, Inc. Class A.................     2,000           9,160
 *Cal Dive International, Inc...........    50,700       1,127,061
 Calgon Carbon Corp.....................    48,400         278,300
 *California Amplifier, Inc.............    19,900          77,411
 *California Coastal Communities, Inc...    10,000          60,750
 California First National Bancorp......    11,100          95,904
 *California Micro Devices Corp.........    20,600          57,886
 *California Pizza Kitchen, Inc.........    22,600         459,684
 California Water Service Group.........    18,200         513,240
 *Caliper Technologies Corp.............    30,756         143,015
 Callaway Golf Co.......................    98,800       1,417,780
 *Callon Petroleum Corp.................    17,100         136,800
 *Calloways Nursery, Inc................     1,200             900
 Cal-Maine Foods, Inc...................    10,500          55,020
 *Calton, Inc...........................     4,480             806
 *CAM Commerce Solutions, Inc...........     3,000          13,800
 Cambrex Corp...........................    36,400         771,680
 *Cambridge Heart, Inc..................     7,800           3,510
 Camco Financial Corp...................     6,316         107,372
 *Candela Laser Corp....................    12,255         147,060
 *#Candies, Inc.........................    16,650          30,802
 *Candlewood Hotel Co., Inc.............     1,500             555
 *Cannon Express, Inc. Class A..........       200             346
 *Cannondale Corp.......................     7,100           1,420
 *Cantel Medical Corp...................    13,240         189,994
                                           SHARES       VALUE+
                                           ------       ------
 *Canterbury Consulting Group, Inc......     1,571  $        1,390
 *Capital Corp. of the West.............     4,746         116,277
 *Capital Crossing Bank.................     5,900         173,460
 *Capital Pacific Holdings, Inc.........    14,500          47,850
 *Capital Senior Living Corp............    27,600          81,420
 Capital Southwest Corp.................       300          16,950
 Capitol Bancorp, Ltd...................     8,564         214,100
 *Caprius, Inc..........................       548              68
 *Captaris, Inc.........................    35,600         127,092
 *Captiva Software Corp.................     4,400          19,580
 *Caraustar Industries, Inc.............    32,733         252,044
 Carbo Ceramics, Inc....................    18,600         721,680
 *Cardiac Sciences, Inc.................    80,400         209,844
 *Cardima, Inc..........................    21,200          16,536
 *CardioDynamics International Corp.....    54,661         179,835
 *CardioGenesis Corp....................    32,100          22,149
 *Cardiotech International, Inc.........    13,563          23,735
 *Carecentric, Inc......................     2,035           1,099
 *Career Blazers, Inc. Trust Units......       800               0
 *#CareerEngine Network, Inc............     2,300           2,070
 Carlisle Companies, Inc................    30,200       1,361,114
 Carpenter Technology Corp..............    26,800         412,452
 *Carreker Corp.........................    26,671         124,020
 *Carriage Services, Inc. Class A.......    18,900          67,473
 *Carrier Access Corp...................     8,800          17,512
 *Carrington Laboratories, Inc..........     9,800          16,366
 *Carrizo Oil & Gas, Inc................    14,100          90,945
 Cascade Corp...........................    13,300         216,125
 Cascade Natural Gas Corp...............    12,400         245,520
 *Casella Waste Systems, Inc. Class A..     27,069         239,561
 Casey's General Stores, Inc............    66,500         925,015
 Cash America International, Inc........    28,400         341,368
 *Castle (A.M.) & Co....................    15,437          78,729
 Castle Energy Corp.....................     6,600          31,350
 *Casual Male Retail Group, Inc.........    51,800         241,336
 *Catalina Lighting, Inc................     1,760          18,040
 *Catalina Marketing Corp...............    62,300       1,160,026
 *Catalyst International, Inc...........     7,600           6,156
 *Catalytica Energy Systems, Inc........    12,891          33,646
 *Catapult Communications Corp..........    16,900         181,168
 Cathay Bancorp, Inc....................    14,800         604,580
 Cato Corp. Class A.....................    23,700         467,364
 *Cavalier Homes, Inc...................    18,060          34,856
 CCA Industries, Inc....................     4,300          22,790
 CCBT Financial Companies, Inc..........     8,600         203,820
 *CCC Information Services Group, Inc...    25,700         462,600
 *#CD Warehouse, Inc....................     3,300               5
 *CD&L, Inc.............................     2,800           1,148
 *CDI Corp..............................    25,200         666,540
 *CEC Entertainment Inc.................    38,500       1,321,320
 *Celadon Group, Inc....................    10,600          85,330
 *Celebrity, Inc........................     1,300           3,250
 *Celeritek, Inc........................    15,400         120,890
 *Cell Genesys, Inc.....................    45,452         511,880
 *#Cell Pathways, Inc...................     4,829           7,388
 *#Cell Therapeutics, Inc...............    39,800         497,898
 *Cellegy Pharmaceuticals, Inc..........    23,900         102,770
 *CellStar Corp.........................    22,920         118,955
 *Cellular Technical Services...........     2,300           1,357
 *Centene Corp..........................    12,600         416,304
 *Centennial Communications Corp........    49,800         107,070
 *Center Bancorp, Inc...................       500          15,340

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *#CenterSpan Communication Corp........     8,400  $        2,184
 Centex Construction Products, Inc......    22,100         863,005
 *Centillium Communications, Inc........    42,269         462,000
 *Centra Software, Inc..................     4,600          11,822
 Central Bancorp, Inc...................     1,600          53,648
 *#Central European Distribution Corp...     7,079         219,803
 *Central Garden & Pet Co...............    20,400         508,980
 Central Pacific Financial Corp.........    15,800         433,394
 Central Parking Corp...................    45,600         517,560
 Central Vermont Public Service Corp....    14,100         264,939
 Century Aluminum Co....................    29,100         203,700
 Century Bancorp Income Class A.........     1,000          28,070
 *Century Business Services, Inc........   111,968         319,109
 *Cepheid, Inc..........................    38,864         166,727
 *Ceradyne, Inc.........................     9,400         149,761
 Cerberonics, Inc. Class A..............       200             690
 *Ceres Group, Inc......................    35,100         100,035
 *#Cerner Corp..........................    46,209         975,472
 *Cerus Corp............................    18,900         212,814
 CFS Bancorp, Inc.......................    14,691         207,143
 CH Energy Group, Inc...................    19,000         851,580
 *Chad Therapeutics.....................    10,000          17,000
 *Champion Enterprises, Inc.............    65,800         233,590
 Champion Industries, Inc...............     9,674          28,064
 *Championship Auto Racing Teams,
   Inc..................................    15,800          44,556
 *Champps Entertainment, Inc............    15,200          77,216
 *Channell Commercial Corp..............     6,600          33,000
 *Charles and Colvard, Ltd..............    15,900          73,140
 *Charles River Associates, Inc.........     9,000         194,580
 *Charlotte Russe Holding, Inc..........    26,500         254,135
 *Charming Shoppes, Inc.................   135,333         638,772
 *Chart Industries, Inc.................    18,525           2,269
 *Charter Communications, Inc...........    17,300          51,900
 Chase Corp.............................     4,000          41,440
 *Chattem, Inc..........................    23,900         336,751
 *Chaus (Bernard), Inc..................    11,100          11,100
 *Checkers Drive-In Restaurant, Inc.....    14,734         118,314
 *Checkpoint Systems, Inc...............    39,300         540,375
 Chemical Financial Corp................    28,416         886,579
 *Cherokee, Inc.........................     8,100         144,180
 Chesapeake Corp........................    17,900         357,284
 #Chesapeake Energy Corp................    72,370         738,898
 Chesapeake Utilities Corp..............     5,400         123,930
 Chester Valley Bancorp.................       548          11,837
 *Chicago Pizza & Brewery, Inc..........    23,222         194,136
 Chicago Rivet & Machine Co.............       200           5,025
 *Children's Place Retail Stores,
   Inc..................................    31,900         484,880
 *#Childtime Learning Centers, Inc......     5,200           5,486
 *ChipPAC, Inc..........................   114,500         711,045
 *Chiquita Brands International, Inc....       396           5,940
 Chittenden Corp........................    46,183       1,276,498
 *Choice Hotels International, Inc......    46,900       1,161,713
 *Cholestech Corp.......................    16,300         196,268
 *Chordiant Software, Inc...............    23,300          32,154
 *Christopher & Banks Corp..............    33,275         963,311
 *ChromaVision Medical Systems, Inc.....    20,200          30,704
 *Chromcraft Revington, Inc.............     6,000          66,900
 *Chronimed, Inc........................    15,800         155,314
 Church & Dwight Co., Inc...............    32,300       1,026,817
 Churchill Downs, Inc...................    14,400         534,240
 *#Chyron Corp..........................    39,400          12,608
                                           SHARES       VALUE+
                                           ------       ------
 *Ciber, Inc............................    76,912  $      464,548
 *Cima Laboratories, Inc................    19,900         572,125
 *Cimarex Energy Co.....................    14,004         304,587
 *Cincinnati Bell, Inc..................   136,000         693,600
 *Ciphergen Biosystems, Inc.............    32,700         281,874
 *Ciprico, Inc..........................     4,900          27,195
 CIRCOR International, Inc..............    14,950         266,110
 *Cirrus Logic, Inc.....................    99,800         352,294
 #Citizens Banking Corp.................    52,233       1,384,174
 *Citizens, Inc. Class A................    36,621         301,025
 City Holding Co........................    19,986         569,601
 *CKE Restaurants, Inc..................    77,300         479,260
 Claire's Stores, Inc...................    45,700       1,366,887
 Clarcor, Inc...........................    34,900       1,270,360
 *Clark/Bardes Holdings, Inc............    21,300         250,275
 *Clarus Corp...........................    19,300         119,467
 *Clayton Williams Energy, Inc..........     9,200         157,320
 *#Clean Harbors, Inc...................    17,100         175,788
 *#Clearone Communications, Inc.........    11,300          11,356
 Cleco Corp.............................    64,400       1,120,560
 *Cleveland Cliffs, Inc.................    11,800         178,180
 *Click2learn, Inc......................     5,000           7,050
 *#ClickAction, Inc. Escrow.............     7,900             395
 *Closure Medical Corp..................    17,400         318,925
 CMS Energy Corp........................    62,275         493,218
 CNA Surety Corp........................    54,500         534,100
 *Cnbt Bancshares, Inc., Escrow Share...     6,400               0
 *CNET Networks, Inc....................   166,900         892,915
 *CNS, Inc..............................    16,100         132,181
 Coachmen Industries, Inc...............    17,700         200,895
 *Coast Dental Services, Inc............     2,066          15,600
 Coast Distribution System..............     4,000          13,120
 Coastal Bancorp, Inc...................     5,800         167,910
 *Coastcast Corp........................     7,600          15,770
 *Cobalt Corp...........................    50,800         923,544
 CoBiz, Inc.............................     8,550         117,049
 *Cobra Electronic Corp.................     6,100          38,125
 Coca-Cola Bottling Co. Consolidated....     6,000         300,900
 *#Coeur d'Alene Mines Corp.............    36,300          47,916
 *Cogent Communications Group, Inc......     1,013             709
 *Cognex Corp...........................    59,500       1,360,170
 *Cognitronics Corp.....................     4,250           9,137
 *Cognizant Technology Solutions
   Corp.................................     4,800          99,600
 *Coherent, Inc.........................    35,182         853,163
 Cohu, Inc..............................    25,100         468,115
 *Coinstar, Inc.........................    29,400         623,868
 *Coldwater Creek, Inc..................    15,900         195,570
 *Cole (Kenneth) Productions, Inc.
   Class A..............................    13,750         277,750
 *Cole National Corp. Class A...........    14,800         112,332
 *Collagenex Pharmaceuticals, Inc.......    12,200         135,908
 *Collins & Aikman Corp.................    97,960         305,635
 Collins Industries, Inc................     7,000          21,700
 *Colorado Medtech, Inc.................    13,100          61,177
 Columbia Banking System, Inc...........    15,923         291,391
 *Columbia Laboratories, Inc............    42,500         293,250
 *Columbus McKinnon Corp................    16,500          33,825
 *Com21, Inc............................    14,100           2,608
 *Comarco, Inc..........................    10,200          73,440
 *Comdial Corp..........................       600           1,425
 *Comforce Corp.........................    13,377           6,153

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Comfort Systems USA, Inc..............    44,600  $      124,880
 Commerce Group, Inc....................    32,900       1,230,460
 *Commerce One, Inc.....................     4,200          12,390
 Commercial Bancshares, Inc.............     3,532         117,683
 Commercial Federal Corp................    54,300       1,220,121
 Commercial Metals Co...................    37,600         672,288
 #Commercial National Financial Corp....     3,200          92,256
 Commonwealth Industries, Inc...........    19,200          92,160
 *Commscope, Inc........................    77,000         783,090
 Communications Systems, Inc............     8,200          62,074
 Community Bank System, Inc.............    16,200         623,862
 #Community Bankshares, Inc.............       210           3,381
 Community First Bankshares, Inc........    54,700       1,516,831
 Community Trust Bancorp, Inc...........    12,482         368,469
 *Community West Bancshares.............     5,500          32,945
 *Competitive Technologies, Inc.........     6,100          11,590
 *Compex Technologies, Inc..............    12,866          59,184
 *Compucom Systems, Inc.................    57,364         257,564
 *CompuCredit Corp......................    55,000         612,700
 *Compudyne Corp........................    10,104          81,640
 *Computer Access Technology Corp.......    24,400          71,468
 *Computer Horizons Corp................    37,400         176,154
 *Computer Motion, Inc..................    15,200          66,135
 *Computer Network Technology Corp......    35,700         270,249
 *Computer Task Group, Inc..............    26,400          63,360
 CompX International, Inc...............     5,100          26,775
 *Comshare, Inc.........................    10,200          34,170
 *Comstock Resources, Inc...............    34,700         475,737
 *Comtech Telecommunications Corp.......     7,400         157,627
 *Concepts Direct, Inc..................       700             444
 *#Conceptus, Inc.......................    25,500         365,925
 *Concerto Software, Inc................    12,100          77,319
 *Concord Camera Corp...................    32,356         180,223
 *Concord Communications, Inc...........    22,100         325,975
 *Concur Technologies, Inc..............    37,231         255,032
 *Concurrent Computer Corp..............    80,600         253,084
 *Cone Mills Corp.......................    28,300          45,280
 *Congoleum Corp. Class A...............     3,600           2,232
 *Conmed Corp...........................    34,412         676,196
 Connecticut Bancshares, Inc............    13,356         538,247
 Connecticut Water Services, Inc........     7,600         195,624
 *Connetics Corp........................    37,700         627,705
 *Conrad Industries, Inc................     7,200          19,872
 #CONSOL Energy, Inc....................    43,000         961,050
 *Consolidated Freightways Corp.........       550               1
 *Consolidated Graphics, Inc............    16,000         318,720
 Consolidated Tokoma Land Co............     5,600         143,416
 *Continental Airlines, Inc.............    84,300         928,986
 *Continental Materials Corp............       200           4,620
 *#Convera Corp.........................    34,212         162,165
 *Convergence Systems, Inc..............         1              45
 *#Cooker Restaurant Corp...............     6,500              24
 Cooper Companies, Inc..................    36,300       1,253,076
 Cooper Tire & Rubber Co................    82,200       1,306,158
 Cooperative Bankshares, Inc............     1,400          27,930
 *Copart, Inc...........................   115,500       1,037,190
 *Copper Mountain Networks, Inc.........     2,010          18,291
 *Corautus Genetics, Inc................     1,542           4,472
 *Core Molding Technologies, Inc........     7,700          14,553
 *Corillian Corp........................    29,900          43,654
 *Corixa Corp...........................    60,197         491,208
 Corn Products International, Inc.......    40,900       1,265,446
                                           SHARES       VALUE+
                                           ------       ------
 *Cornell Companies, Inc................    15,700  $      219,800
 *#Corporate Executive Board Co.........    36,800       1,552,960
 *Correctional Services Corp............    10,112          26,089
 *Corrections Corporation of America....    33,600         794,304
 *Corrpro Companies, Inc................     7,275           2,910
 Corus Bankshares, Inc..................    16,772         834,407
 *Corvas International, Inc.............    27,400          71,240
 *Corvel Corp...........................    10,900         361,771
 *Cosine Communications, Inc............    11,221          63,847
 *Cost Plus, Inc........................    26,075         937,396
 *CoStar Group, Inc.....................    18,990         534,758
 *Cost-U-Less, Inc......................     3,000           4,500
 Cotton States Life Insurance Co........     6,330          63,300
 Courier Corp...........................     2,850         138,966
 *Covance, Inc..........................     2,500          47,575
 *Covansys Corp.........................    36,400         103,012
 *Covenant Transport, Inc. Class A......    14,530         272,292
 Covest Bancshares, Inc.................     2,425          65,111
 *Covista Communications, Inc...........     3,000           6,150
 CPAC, Inc..............................     5,120          26,732
 *CPI Aerostructures, Inc...............     6,166          47,725
 CPI Corp...............................    11,200         172,480
 Craftmade International, Inc...........     5,900         100,890
 Crawford & Co. Class A.................    27,300         127,764
 Crawford & Co. Class B.................    25,300         138,644
 *Cray, Inc.............................    78,100         625,581
 *Credence Systems Corp.................    74,047         599,781
 *Credit Acceptance Corp................    50,969         494,909
 *Criticare Systems, Inc................    13,400          36,180
 Crompton Corp..........................   149,300       1,067,495
 *Cross (A.T.) Co. Class A..............    14,700          84,525
 *Cross Country Healthcare, Inc.........    31,427         399,123
 *Crossroads Systems, Inc...............     4,200           7,522
 *Crown Andersen, Inc...................     1,000           2,460
 *Crown Castle International Corp.......   128,000       1,066,240
 *Crown Holdings, Inc...................   197,900       1,312,077
 *Crown Media Holdings, Inc.............    78,962         435,081
 *#Cryolife, Inc........................    23,500         212,910
 *#CSG Systems International, Inc.......    61,800         816,996
 *CSK Auto Corp.........................    63,200         799,480
 *CSP, Inc..............................     3,500           8,645
 CSS Industries, Inc....................     8,600         329,810
 CT Communications, Inc.................    21,551         230,811
 CTS Corp...............................    41,200         412,412
 Cubic Corp.............................    31,200         608,400
 *Cubist Pharmaceuticals, Inc...........    38,425         414,606
 *Culp, Inc.............................    13,800          80,730
 #Cummins, Inc..........................    23,381         801,501
 *Cumulus Media, Inc. Class A...........    58,966       1,066,695
 *CUNO, Inc.............................    19,900         736,101
 *CuraGen Corp..........................    57,900         312,660
 *Curative Health Services, Inc.........    14,400         204,912
 *Curis, Inc............................        50             140
 Curtiss-Wright Corp....................     5,800         343,360
 *Cutter & Buck, Inc....................    13,024          52,226
 *#CV Therapeutics, Inc.................    33,105       1,070,947
 CVB Financial Corp.....................    57,390       1,222,981
 *Cyberonics, Inc.......................    26,400         500,016
 *Cyberoptics Corp......................     8,100          52,164
 *Cybersource Corp......................    33,900          94,242
 *Cybex International, Inc..............     8,700          12,180
 *CycleLogic, Inc.......................        29              45

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Cygnus, Inc...........................     3,500  $        2,450
 *Cymer, Inc............................    41,200       1,371,960
 *#Cypress Semiconductor Corp...........   130,900       1,446,445
 *Cysive, Inc...........................    32,600         104,972
 *Cytec Industries, Inc.................    51,000       1,688,100
 *#Cytrx Corp...........................     1,700           4,267
 D & K Healthcare Resources, Inc........    16,596         262,881
 *D A Consulting Group, Inc.............     6,700           1,608
 *Daily Journal Corp....................       200           5,017
 *Dairy Mart Convenience Stores, Inc....     4,800               0
 *Daisytek International Corp...........     4,186           2,805
 *Daktronics, Inc.......................    22,000         346,280
 *Dan River, Inc. Class A...............    28,900          95,370
 *Danielson Holding Corp................    33,400          26,720
 *Darling International, Inc............     1,600           3,328
 *Data I/O Corp.........................     7,600          14,820
 *Data Systems & Software, Inc..........     7,300          15,914
 *Datakey, Inc..........................     1,000             680
 *Datalink Corp.........................    13,300          56,658
 *Dataram Corp..........................     8,400          25,788
 Datascope Corp.........................    17,100         540,873
 *Datastream Systems, Inc...............    20,100         193,764
 *#Datatec Systems, Inc.................     7,000           9,240
 *DataTRAK International, Inc...........     5,200          14,352
 *Datawatch Corp........................     2,066           5,681
 *Dave and Busters, Inc.................    13,200         126,456
 *Davel Communications, Inc.............        94               1
 *Daw Technologies, Inc.................     3,575               4
 *Dawson Geophysical Co.................     5,400          40,230
 *Daxor Corp............................     4,600          69,230
 Deb Shops, Inc.........................    15,600         309,036
 *Deckers Outdoor Corp..................     9,200          58,328
 *Decora Industries, Inc................     5,500              66
 Decorator Industries, Inc..............     2,762          13,948
 *Del Global Technologies Corp..........    10,927          33,327
 *Del Laboratories, Inc.................     9,054         226,350
 *Delphax Technologies, Inc.............     6,100          21,106
 Delphi Financial Group, Inc. Class A..     20,400         936,768
 Delta and Pine Land Co.................    48,100       1,127,945
 Delta Apparel, Inc.....................     5,240          83,683
 *Delta Financial Corp..................    19,600         137,004
 Delta Natural Gas Co., Inc.............     2,500          59,375
 *Delta Woodside Industries, Inc........     5,850          18,369
 Deltic Timber Corp.....................    14,300         356,785
 *Denali, Inc...........................     4,300               0
 *Denbury Resources, Inc................    69,500         844,425
 *#Dendreon Corp........................    35,100         220,779
 *Dendrite International, Inc...........    47,874         570,658
 *Department 56, Inc....................    15,700         189,028
 *DepoMed, Inc..........................    13,600          51,680
 *Detrex Corp...........................       500             875
 *Devcon International Corp.............     3,600          22,824
 *DHB Industries, Inc...................    48,500         194,000
 *Diacrin, Inc..........................    17,800          70,310
 Diagnostic Products Corp...............    32,400       1,229,904
 *Diametrics Medical, Inc...............    29,500          33,925
 *DiamondCluster International, Inc.....    29,600          81,400
 *Diedrich Coffee, Inc..................     4,025          13,725
 *Digene Corp...........................    25,600         663,040
 *Digi International, Inc...............    26,633         145,150
 *Digimarc Corp.........................    21,000         294,210
 *#Digital Angel Corp...................     6,700          19,162
                                           SHARES       VALUE+
                                           ------       ------
 *Digital Generation Systems, Inc.......    86,500  $      224,035
 *Digital Impact, Inc...................    10,800          17,604
 *Digital Insight Corp..................    38,800         659,600
 *#Digital Lightwave, Inc...............       400             536
 *#Digital River, Inc...................    33,200         652,712
 *DigitalThink Inc......................    45,957         153,956
 *Digitas, Inc..........................    76,431         335,532
 Dime Community Bancorp, Inc............    31,500         799,470
 Dimon, Inc.............................    56,700         396,900
 *Diodes, Inc...........................     8,100         142,884
 *Dionex Corp...........................    25,400         948,690
 *Directrix, Inc........................       813               7
 *Discovery Partners International......    27,253         111,737
 *Display Technologies, Inc.............    11,330               8
 *Ditech Communications Corp............    34,801         153,472
 *Diversa Corp..........................    49,844         545,293
 *Diversified Corporate Resources,
   Inc..................................       800             880
 *Dixie Group, Inc......................    15,000          48,750
 *Dixon Ticonderoga Co..................     1,900           3,610
 *DJ Orthopedics, Inc...................     2,100          16,191
 *DLB Oil & Gas, Inc....................     1,300               0
 *#Docent, Inc..........................     1,700           5,678
 *DocuCorp International, Inc...........    15,973          81,462
 *Document Sciences Corp................    14,200          47,144
 *Documentum, Inc.......................    58,300       1,235,377
 *Dollar Thrifty Automotive Group,
   Inc..................................    29,600         572,168
 *Dominion Homes, Inc...................     5,800         120,060
 Donegal Group, Inc. Class A............     6,066          81,770
 Donegal Group, Inc. Class B............     2,933          33,729
 *Dorsey Trailers, Inc..................     3,000              18
 *#Dot Hill Systems Corp................    32,360         354,666
 *DoubleClick, Inc......................   136,082       1,428,861
 Dover Downs Gaming & Entertainment,
   Inc..................................     9,910          90,082
 Dover Motorsports, Inc.................    18,900          65,961
 Downey Financial Corp..................    36,476       1,601,296
 *DPAC Technologies Corp................    20,900          29,490
 DQE, Inc...............................    89,500       1,471,380
 *Dress Barn, Inc.......................    43,800         604,878
 *Drew Industries, Inc..................     9,700         157,916
 *#Drexler Technology Corp..............    12,500         243,750
 *Dril-Quip, Inc........................    20,800         349,856
 *DRS Technologies, Inc.................    26,900         672,500
 *Drugstore.com, Inc....................    70,800         337,008
 *DSP Group, Inc........................    32,600         758,602
 *DT Industries, Inc....................    10,300          15,450
 *DualStar Technologies Corp............    16,400           2,624
 *Duane Reade, Inc......................    28,800         413,568
 *Duckwall-ALCO Stores, Inc.............     4,100          47,355
 *Ducommun, Inc.........................     9,700         134,636
 *DuPont Photomasks, Inc................    20,955         439,426
 *Dura Automotive Systems, Inc..........    19,100         172,282
 *DuraSwitch Industries, Inc............    10,500          19,950
 *Duratek, Inc..........................    13,400         133,866
 *Durect Corp...........................    31,200         111,696
 *DUSA Pharmaceuticals, Inc.............    14,200          37,204
 *DVI, Inc..............................    14,500         115,275
 *Dwyer Group, Inc......................     7,000          45,640
 *Dyax Corp.............................    21,600          49,896
 *Dycom Industries, Inc.................    62,266         869,856
 *#Dynacq International, Inc............    18,000         225,180
 *#Dynacq International, Inc. Series
   A....................................       180           2,252

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Dynamic Materials Corp................     2,000  $        4,000
 *Dynamics Research Corp................     9,000         121,950
 *Dynegy, Inc...........................    50,000         249,000
 *#E Com Ventures, Inc..................     2,175          11,223
 *E-Loan, Inc...........................    75,900         344,586
 *E-Z-EM, Inc...........................     8,562          71,921
 *E.piphany, Inc........................    87,487         460,182
 *Eagle Food Centers, Inc...............     2,575             360
 *EarthLink, Inc........................   181,675       1,224,489
 East West Bancorp, Inc.................    31,000       1,136,150
 Eastern Co.............................     4,950          68,310
 *#EasyLink Services Corp...............     7,969           4,702
 *Eateries, Inc.........................     3,000           8,430
 *ECC International Corp................     9,550          40,110
 *#Echelon Corp.........................    47,800         656,294
 *Eclipsys Corp.........................    17,600         201,520
 *Ecogen, Inc...........................     1,364             205
 *eCollege.com..........................    16,300         133,839
 Ecology & Environment, Inc. Class A....     2,000          19,730
 *Edac Technologies Corp................     3,500           3,920
 Edelbrock Corp.........................     5,470          54,700
 *Eden Bioscience Corp..................    12,800          19,200
 *EDGAR Online, Inc.....................    16,400          19,844
 *Edge Petroleum Corp...................     9,300          53,940
 *Edgewater Technology, Inc.............    11,569          52,639
 *Edison Control Corp...................     1,000           7,175
 Edo Corp...............................    23,700         396,738
 Educational Development Corp...........     1,800          18,236
 *Educational Insights, Inc.............     2,700           2,497
 EFC Bancorp, Inc.......................     4,600          89,286
 *EFJ, Inc..............................     7,800          14,898
 *eFunds Corp...........................    55,406         575,668
 *EGL, Inc..............................    61,500         963,090
 *El Paso Electric Co...................    59,000         702,100
 *Elcom International, Inc..............    21,800           8,284
 *Elder-Beerman Stores Corp.............    11,500          59,282
 *Electro Rent Corp.....................    28,266         288,285
 *Electro Scientific Industries, Inc....    33,300         500,832
 *Electroglas, Inc......................    26,900          52,455
 *Electronics Boutique Holdings Corp....    31,000         651,000
 *Electronics for Imaging, Inc..........    67,100       1,333,277
 *Elevon, Inc...........................    15,100          19,177
 *Elizabeth Arden, Inc..................    22,600         284,308
 ElkCorp................................    22,600         467,142
 *eLoyalty Corp.........................     6,700          22,110
 *ELXSI Corp............................     1,800           5,490
 *Embarcadero Technologies, Inc.........    31,000         222,890
 *Embrex, Inc...........................     9,700          92,053
 EMC Insurance Group, Inc...............    11,300         213,230
 *Emcee Broadcast Products, Inc.........     4,800             144
 *Emcor Group, Inc......................    17,700         878,451
 *EMCORE Corp...........................    40,300         108,810
 *Emerging Vision, Inc..................    25,700           1,285
 *Emeritus Corp.........................    14,100          53,580
 *Emerson Radio Corp....................    32,422         212,040
 *Emisphere Technologies, Inc...........    20,500          62,525
 *Emmis Communications Corp. Class A....    58,200       1,232,676
 Empire District Electric Co............    29,000         614,800
 *EMS Technologies, Inc.................    13,700         170,702
 *#En Pointe Technologies, Inc..........     6,500           3,022
 *Encore Acquisition Co.................    22,200         426,240
                                           SHARES       VALUE+
                                           ------       ------
 *Encore Med Corp.......................    14,400  $       41,760
 *Encore Wire Corp......................    15,800         160,370
 *Encysive Pharmaceuticals, Inc.........    63,700         172,627
 *Endo Pharmaceuticals Holdings, Inc....    69,000       1,088,130
 *#Endocardial Solutions, Inc...........    23,600         108,796
 *#Endocare, Inc........................    29,100         121,929
 *Endologix, Inc........................    13,200          40,260
 Energen Corp...........................    41,300       1,347,619
 *Energy Conversion Devices, Inc........    25,500         272,850
 *Energy Partners, Ltd..................    32,400         378,108
 Energy West, Inc.......................       200           1,690
 EnergySouth, Inc.......................     5,000         139,800
 *Enesco Group, Inc.....................    15,800         122,924
 Engineered Support Systems, Inc........    19,250         758,642
 *ENGlobal Corp.........................     1,700           3,570
 *Enherent Corp.........................    17,400           1,392
 *#Enlighten Software Solutions, Inc....     1,600               2
 Ennis Business Forms, Inc..............    19,000         258,590
 *Entegris, Inc.........................    85,464       1,060,608
 *Enterrasys Networks, Inc..............    11,800          40,946
 *Entravision Communications Corp.......    91,300         917,565
 *#Entremed, Inc........................    29,300         112,805
 *Entrust, Inc..........................    92,800         240,352
 *Environmental Elements Corp...........     7,200          14,832
 *Environmental Technologies Corp.......     3,700               7
 *Environmental Tectonics Corp..........     7,100          37,275
 *Enzo Biochem, Inc.....................    37,016         940,947
 *Enzon Pharmaceuticals, Inc............    51,600         769,356
 *EP Medsystems, Inc....................    14,900          35,164
 *#EpicEdge, Inc........................    21,900           1,752
 *Epicor Software Corp..................    52,342         254,906
 *Epimmune, Inc.........................    11,800          17,700
 *EPIQ Systems, Inc.....................    21,150         373,086
 *EPIX Medical, Inc.....................    20,594         245,686
 *ePlus, Inc............................    10,300          95,388
 *ePresence, Inc........................    25,100          66,766
 *#Equimed Inc. Nevis...................     2,250               0
 *Equity Marketing, Inc.................     5,700          84,930
 *Equity Oil Co.........................    12,600          35,784
 *#eResearch Technology, Inc............    25,300         473,869
 *Ergo Science Corp.....................     7,150          12,691
 ESB Financial Corp.....................    11,262         166,114
 *Escalon Medical Corp..................     3,200           9,472
 *Esco Technologies, Inc................    15,100         632,690
 *eSpeed, Inc...........................    35,800         547,740
 *Esperion Therapeutics, Inc............    35,324         466,983
 Espey Manufacturing & Electronics
   Corp.................................       400           7,250
 *ESS Technology, Inc...................    57,600         480,960
 *Esterline Technologies Corp...........    24,100         430,185
 Ethan Allen Interiors, Inc.............    34,800       1,239,924
 *Ethyl Corp............................    18,400         182,160
 *Euronet Worldwide, Inc................     6,400          78,394
 *European Micro Holdings, Inc..........     4,600             103
 *Evans & Sutherland Computer Corp......    10,400          60,840
 *Evans Systems, Inc....................     4,000             180
 *Evercel, Inc..........................     1,666           3,499
 *#Evergreen Resources, Inc.............    22,800       1,214,328
 *Evergreen Solar, Inc..................     8,300          11,952
 *Everlast Worldwide, Inc...............     1,500           3,900
 *EverTrust Financial Group, Inc........       300           7,485
 *Evolving Systems, Inc.................    12,600          40,572

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Exabyte Corp..........................    14,400  $        1,512
 *Exact Sciences Corp...................    22,905         304,636
 *Exactech, Inc.........................    10,800         145,152
 *Exar Corp.............................    46,907         762,239
 *Excel Technology, Inc.................    14,200         338,386
 *EXE Technologies, Inc.................     4,214          12,853
 *Exelixis, Inc.........................    75,043         611,600
 *Exponent, Inc.........................     6,700         105,525
 *Extended Stay America, Inc............   106,000       1,303,800
 *Extended Systems, Inc.................    11,100          37,185
 *Extreme Networks, Inc.................   139,200         837,984
 *Exult, Inc............................   127,681         852,909
 *Ezcorp, Inc. Class A Non-Voting.......    10,800          39,960
 *Ezenia! Inc...........................    13,600           3,400
 F & M Bancorp..........................     8,462         423,692
 F.N.B. Corp............................    45,720       1,378,005
 *F5 Networks, Inc......................    31,300         543,055
 Fab Industries, Inc....................     5,200          48,204
 *Factory 2-U Stores, Inc...............    15,049          60,196
 Factset Research Systems, Inc..........    38,200       1,470,700
 *Factual Data Corp.....................     6,100         105,896
 *Fairchild Corp. Class A...............    27,052         139,318
 *Fairchild Semiconductor Corp.
   Class A..............................     3,600          50,328
 *Falcon Products, Inc..................     8,800          35,288
 *#FalconStor Software, Inc.............    58,800         323,400
 *Famous Dave's of America, Inc.........    13,220          54,599
 *Fargo Electronics.....................    14,800         174,196
 Farmer Brothers Co.....................     1,900         611,800
 *Faro Technologies, Inc................    11,800          75,284
 FBL Financial Group, Inc. Class A......    26,000         530,400
 *Featherlite, Inc......................     6,500          12,675
 Fedders Corp...........................    35,610         110,747
 Federal Screw Works....................     1,562          54,045
 Federal Signal Corp....................    62,000       1,120,960
 *#Federal-Mogul Corp...................    59,200          21,312
 *#FEI Co...............................    32,200         652,050
 *Female Health Co......................     9,300          14,415
 Ferro Corp.............................    52,600       1,292,908
 FFLC Bancorp...........................     5,400         146,556
 *Fibermark, Inc........................     6,900          36,570
 *Fiberstars, Inc.......................     4,600          16,882
 Fidelity Bancorp, Inc..................     3,100         101,463
 Fidelity Bankshares, Inc...............    18,684         420,390
 *Fidelity Federal Bancorp..............     2,500           3,500
 *Fidelity National Information
   Solutions, Inc.......................    47,163       1,239,915
 Fidelity Southern Corp.................     8,800          94,600
 *Filenet Corp..........................    43,099         719,322
 *Film Roman, Inc.......................     4,700           1,504
 *Financial Federal Corp................    22,300         551,925
 *Finish Line, Inc. Class A.............    22,700         449,460
 *Finishmaster, Inc.....................       800           7,848
 *Finlay Enterprises, Inc...............     9,400         122,773
 *Firebrand Financial Group, Inc........     9,100               9
 First Albany Companies, Inc............     9,098         102,352
 First Aviation Services, Inc...........     6,200          21,080
 First Bancorp..........................     6,210         159,907
 First Bell Bancorp, Inc................     4,800         125,952
 *First Cash Financial Services, Inc....     9,800         120,050
 First Charter Corp.....................    35,920         700,440
 First Citizens Bancshares, Inc.........     1,300         131,521
                                           SHARES       VALUE+
                                           ------       ------
 First Commonwealth Financial Corp......    76,460  $      993,215
 First Community Bancorp................     2,300          69,345
 *First Consulting Group, Inc...........    29,744         167,459
 First Defiance Financial Corp..........     6,859         136,700
 First Essex Bancorp....................     9,300         341,682
 First Federal Bancshares of Arkansas,
   Inc..................................     2,900          84,013
 First Federal Capital Corp.............    22,758         447,195
 First Financial Bancorp................    64,025       1,054,492
 First Financial Bankshares, Inc........    12,316         502,111
 First Financial Corp...................     1,275          70,176
 First Financial Holdings, Inc..........    15,600         456,144
 First Franklin Corp....................       300           4,710
 *First Horizon Pharmaceutical Corp.....    39,664         133,668
 First Indiana Corp.....................    17,100         303,867
 *First Investors Financial Services
   Group, Inc...........................     5,400          21,762
 First Keystone Financial, Inc..........     2,000          45,760
 First M&F Corp.........................       900          31,167
 *First Mariner Bank Corp...............     4,900          64,435
 First Merchants Corp...................    20,941         527,294
 First Midwest Bancorp, Inc.............     7,375         214,465
 First Midwest Financial, Inc...........     2,400          44,568
 First Mutual Bancshares, Inc...........     4,144          95,146
 First Niagara Financial Group, Inc.....    80,967       1,107,629
 First Oak Brook Bancshares, Inc.
   Class A..............................     2,100          66,297
 First Place Financial Corp.............    16,067         280,048
 *First Republic Bank...................    16,350         432,457
 First SecurityFed Financial, Inc.......     4,400         116,732
 First Sentinel Bancorp, Inc............    33,338         506,071
 First United Corp......................     2,800          64,176
 *First Virtual Communications, Inc.....    20,753          17,640
 First Years, Inc.......................     8,100          97,119
 *Firstbank Corp........................       200           6,478
 FirstBank NW Corp......................     1,400          35,917
 *FirstCity Financial Corp..............     7,900          13,430
 FirstFed America Bancorp, Inc..........     6,176         196,088
 *FirstFed Financial Corp...............    20,300         688,779
 *Firstwave Technologies, Inc...........     2,600          25,844
 *Fischer Imaging Corp..................     9,100          36,218
 Flag Financial Corp....................     6,500          97,240
 Flagstar Bancorp, Inc..................    70,500       1,395,900
 Flamemaster Corp.......................       247           1,661
 *Flanders Corp.........................    27,760          74,952
 *#Fleetwood Enterprises, Inc...........    51,800         394,716
 #Fleming Companies, Inc................    60,700           9,408
 Flexsteel Industries, Inc..............     6,100          91,195
 *Flir Systems, Inc.....................    40,700       1,160,764
 *Florida Banks, Inc....................     5,700          65,151
 Florida East Coast Industries, Inc.....     2,800          80,304
 Florida Public Utilities Co............     3,866          59,150
 Florida Rock Industries, Inc...........    34,300       1,458,779
 FloridaFirst Bancorp...................     2,400          57,360
 *Flow International Corp...............    16,900          21,970
 Flowers Foods, Inc.....................    35,950       1,078,500
 *Flowserve Corp........................    75,300       1,366,695
 Flushing Financial Corp................    15,300         315,042
 *FMC Corp..............................    42,600         885,654
 FMS Financial Corp.....................     1,800          33,660
 FNB Financial Services Corp............     2,100          41,916
 *Foamex International, Inc.............    24,578          32,689

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *FOCUS Enhancements, Inc...............     3,132  $        4,510
 *Foodarama Supermarkets, Inc...........     1,100          28,600
 Foothill Independent Bancorp...........     6,014         123,287
 *Footstar, Inc.........................    23,300         215,525
 Forest City Enterprises, Inc.
   Class B..............................     4,500         178,965
 *Forest Oil Corp.......................    57,770       1,411,321
 *Forgent Networks, Inc.................    25,700          53,199
 *Forrester Research, Inc...............    26,984         415,554
 *Forward Air Corp., Inc................    25,450         647,448
 *Fossil, Inc...........................    55,612       1,248,489
 *Foster (L.B.) Co. Class A.............    10,000          43,600
 *#Foster Wheeler, Ltd..................    40,600         107,590
 *Fotoball USA, Inc.....................     3,600          11,376
 *Foundry Networks, Inc.................    89,800       1,382,022
 *Fountain Powerboat Industries, Inc....     4,700          16,685
 *#FPIC Insurance Group, Inc............    11,000         121,990
 Frankfort First Bancorp, Inc...........       850          16,736
 Franklin Bancorp, Inc..................     3,489          60,185
 *Franklin Covey Co.....................    19,300          19,300
 Franklin Electric Co., Inc.............    10,800         605,772
 *Franklin Electronic Publishers,
   Inc..................................     7,900          25,951
 #Fred's, Inc...........................    30,800       1,133,132
 *FreeMarkets, Inc......................    52,900         397,279
 Fremont General Corp...................    96,100       1,108,994
 Frequency Electronics, Inc.............     8,300          76,775
 Fresh Brands, Inc......................     5,100          71,910
 *Fresh Choice, Inc.....................     5,900           9,735
 *Friede Goldman Halter, Inc............     1,083               0
 Friedman Industries, Inc...............     6,158          15,395
 Friedmans, Inc. Class A................    24,640         267,837
 *Friendly Ice Cream Corp...............     7,300          48,472
 Frisch's Restaurants, Inc..............     4,900          91,875
 *Frontier Airlines, Inc................    35,600         248,844
 Frontier Oil Corp......................    31,400         533,172
 *Frozen Food Express Industries, Inc...    16,607          39,857
 FSF Financial Corp.....................     2,300          60,191
 *FSI International, Inc................    33,300         102,897
 *#FTI Consulting, Inc..................    30,950       1,136,174
 *FuelCell Energy, Inc..................    44,554         415,243
 Fuller (H.B.) Co.......................    34,000         809,880
 *Furr's Restaurant Group, Inc..........     2,400               2
 *FX Energy, Inc........................    19,400          57,424
 G & K Services, Inc. Class A...........    23,100         675,213
 *G-III Apparel Group, Ltd..............     6,700          45,091
 GA Financial, Inc......................     5,300         135,680
 *Gabelli Asset Management, Inc.........     7,500         233,925
 *Gadzooks, Inc.........................    11,000          60,720
 *Gaiam, Inc............................     1,800          10,350
 *Galaxy Nutritional Foods, Inc.........    11,500          27,600
 *Galey & Lord, Inc.....................     9,600             312
 *#Galyan's Trading Co..................    20,503         280,686
 *GameTech International, Inc...........    11,100          36,075
 *Garden Fresh Restaurant Corp..........     5,700          50,046
 *#Gardenburger, Inc....................     4,000           1,600
 *Gardner Denver Machinery, Inc.........    19,200         385,728
 *Gart Sports Co........................    14,231         382,956
 *Gartner Group, Inc....................    72,300         537,912
 *Gateway, Inc..........................   156,300         522,042
 GATX Corp..............................    58,900       1,000,711
 *Gaylord Entertainment Co..............    43,900         987,750
 GBC Bancorp............................    13,900         500,678
 *GC Companies, Inc.....................     7,800           1,248
                                           SHARES       VALUE+
                                           ------       ------
 *Gehl Co...............................     5,400  $       48,006
 *Genaera Corp..........................    23,000          41,400
 *Genaissance Pharmaceuticals, Inc......    16,900          27,547
 Gencorp, Inc...........................    61,800         495,636
 *Gene Logic, Inc.......................    31,782         235,505
 *Genecor International, Inc............    70,318       1,032,971
 *Genelabs Technologies, Inc............    49,600          86,800
 *General Binding Corp..................    13,300         123,025
 General Cable Corp.....................    42,000         181,440
 *General Communications, Inc.
   Class A..............................    64,600         364,344
 *General Datacomm Industries, Inc......    39,000           7,507
 *General Employment Enterprises, Inc...     3,100           1,643
 *Genesco, Inc..........................    25,500         386,325
 *Genesee & Wyoming, Inc................    10,800         225,720
 *Genesee Corp. Class B.................       200             990
 *Genesis Microchip, Inc................    37,462         713,651
 *Geneva Financial Corp.................     2,600           2,470
 *Genlyte Group, Inc....................    16,200         615,438
 *#Genome Therapeutics Corp.............    28,400          80,656
 *#Genta, Inc...........................    79,400         920,246
 *Gentek, Inc...........................    20,500             410
 Gentiva Health Services, Inc...........    13,950         128,340
 *#Genus, Inc...........................    34,721          91,316
 *#GenVec, Inc..........................    27,300          88,725
 *Genzyme Corp. - Genzyme Biosurgery
   Division.............................    29,249          68,150
 Georgia Gulf Corp......................    38,800         819,844
 *Gerber Scientific, Inc................    26,600         194,180
 *#Geron Corp...........................    29,300         148,844
 Getty Realty Corp. (Holding Co.).......    23,600         508,580
 Gevity HR, Inc.........................    24,900         251,490
 *Giant Group, Ltd......................     2,200           2,585
 *Giant Industries, Inc.................     8,500          51,340
 Gibraltar Steel Corp...................    17,500         338,450
 *Giga-Tronics, Inc.....................     4,600           5,985
 Glacier Bancorp, Inc...................    22,416         563,314
 *Glacier Water Services, Inc...........     3,600          53,352
 Glatfelter (P.H.) Co...................    52,400         695,872
 *Glenayre Technologies, Inc............    64,400          90,160
 *Global e-Point, Inc...................     3,008           5,625
 *Global Imaging Systems, Inc...........    25,500         536,265
 *Global Payment Technologies, Inc......     5,500          23,100
 *Global Power Equipment Group, Inc.....    61,700         305,415
 *Global Technologies, Ltd..............    14,700              29
 *Globecomm Systems, Inc................    16,500          51,810
 *GlobespanVirata, Inc..................   156,028       1,293,472
 *GoAmerica, Inc........................    43,600          16,568
 Gold Banc Corp.........................    46,465         458,145
 Golden Enterprises, Inc................    11,800          25,960
 *Golden State Vintners, Inc............     5,100          12,648
 *Good Guys, Inc........................    31,100          48,205
 *Goodrich Petroleum Corp...............     9,000          38,250
 #Goodyear Tire & Rubber Co.............    82,700         539,204
 *Goody's Family Clothing, Inc..........    43,942         300,563
 Gorman-Rupp Co.........................     7,975         191,001
 *Gottschalks, Inc......................    12,700          19,050
 *GP Strategies Corp....................    14,560          80,080
 Graco, Inc.............................    47,200       1,451,872
 *Gradco Systems, Inc...................       230             208
 *Graftech International, Ltd...........    68,400         420,660
 Graham Corp............................     1,000           8,700

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 #Granite Construction, Inc.............    53,700  $      992,376
 *Graphic Packaging International
   Corp.................................    37,700         214,890
 Gray Television, Inc...................     6,800          97,920
 Great American Financial Resources,
   Inc..................................     9,900         138,204
 *Great Atlantic & Pacific Tea Co.,
   Inc..................................    47,700         350,595
 Great Lakes Chemical Corp..............    56,200       1,294,286
 Great Southern Bancorp, Inc............     6,800         251,804
 #Greater Bay Bancorp...................    62,746       1,261,195
 *Green Mountain Coffee, Inc............     8,200         140,392
 Green Mountain Power Corp..............     5,700         117,990
 *Greenbriar Corp.......................       337           2,612
 *Greenbrier Companies, Inc.............    14,100         147,345
 *Greene County Bancshares, Inc.........       900          22,528
 *Greens Worldwide, Inc.................     2,502           1,001
 Grey Global Group, Inc.................       200         131,400
 *Grey Wolf, Inc........................   239,300       1,072,064
 *GRIC Communications, Inc..............    25,100         102,910
 *Griffin Land & Nurseries, Inc.
   Class A..............................     2,200          28,600
 *Griffon Corp..........................    42,580         654,880
 *Gristede's Foods, Inc.................     1,200             720
 *Group 1 Automotive, Inc...............    26,900         785,480
 *Group 1 Software, Inc.................    13,650         295,522
 *Grubb & Ellis Co......................    14,900          19,966
 *GSI Commerce, Inc.....................    52,800         298,320
 *#GSV, Inc.............................     1,800             333
 *GTC Biotherapeutics, Inc..............    27,300         118,482
 *GTSI Corp.............................     8,200          67,404
 Guaranty Bancshares, Inc...............     3,000          47,610
 Guaranty Federal Bancshares, Inc.......     3,000          47,847
 Guaranty Financial Corp................     1,000          14,519
 *Guess, Inc............................    45,700         231,699
 *Guilford Mills, Inc...................       533           3,544
 *Guilford Pharmaceuticals, Inc.........    35,947         200,584
 *Guitar Center, Inc....................    27,300         653,835
 *Gulf Island Fabrication, Inc..........    14,100         243,789
 *Gulfmark Offshore, Inc................    19,800         358,202
 *Gundle/SLT Environmental, Inc.........    11,000         165,000
 *Gymboree Corp.........................    35,000         598,500
 *Ha-Lo Industries, Inc.................    64,900              58
 *Haemonetics Corp......................    34,100         615,505
 Haggar Corp............................     6,300          71,505
 *Hain Celestial Group, Inc.............    40,888         706,545
 *Halifax Corp..........................     1,000           3,520
 *Hall Kinion Associates, Inc...........    15,700          41,134
 *#Hamilton Bancorp, Inc................     1,700               0
 *Hammons (John Q.) Hotels, Inc.
   Class A..............................     5,200          25,740
 *Hampshire Group, Ltd..................     2,000          56,900
 Hancock Fabrics, Inc...................    23,500         340,280
 Hancock Holding Co.....................    15,750         746,077
 *Handleman Co..........................    30,800         561,792
 *Hanger Orthopedic Group, Inc..........    24,300         272,889
 Hanmi Financial Corp...................     5,500          95,755
 *Hanover Compressor Co.................    95,800       1,076,792
 Harbor Florida Bancshares, Inc.........    28,700         736,442
 Hardinge, Inc..........................     8,800          65,384
 Harland (John H.) Co...................    35,300         860,261
 Harleysville Group, Inc................    35,300         863,438
 Harleysville National Corp.............    22,826         641,867
 *Harmonic, Inc.........................    72,060         340,123
 *Harolds Stores, Inc...................     2,308           2,712
                                           SHARES       VALUE+
                                           ------       ------
 *Harris Interactive, Inc...............    63,000  $      313,110
 Harrodsburg First Financial Bancorp,
   Inc..................................     1,100          18,062
 Harsco Corp............................    20,000         707,600
 *Hartmarx Corp.........................    33,600          79,296
 *Harvard Bioscience, Inc...............    35,300         131,316
 *Harvest Natural Resources, Inc........    43,200         257,040
 *Hastings Entertainment, Inc...........    11,300          35,482
 *Hastings Manufacturing Co.............       700           4,270
 *Hauppauge Digital, Inc................     8,800          19,272
 *Hauser, Inc...........................     5,050             101
 Haverty Furniture Co., Inc.............    15,700         242,565
 Haverty Furniture Co., Inc. Class A....       400           6,200
 *Hawaiian Holdings, Inc................    29,875          21,510
 *Hawk Corp.............................     8,500          30,430
 Hawkins, Inc...........................    10,200         104,856
 *Hawthorne Financial Corp..............     8,900         273,408
 *#Hayes Lemmerz International, Inc.....     4,200             210
 *Headwaters, Inc.......................    32,900         624,771
 *Headway Corporate Resources, Inc......    12,000           1,680
 *HealthAxis, Inc.......................     7,500           2,925
 *Healthcare Services Group, Inc........    11,100         154,845
 *Healthcor Holdings, Inc...............     3,000               0
 *HealthExtras, Inc.....................    39,650         250,191
 *Heartland Express, Inc................    57,673       1,361,083
 *Hector Communications Corp............     3,500          47,950
 *HEI, Inc..............................     6,000          15,000
 Heico Corp.............................    10,400          95,680
 Heico Corp. Class A....................     5,532          38,281
 *Heidrick & Struggles International,
   Inc..................................    21,000         299,880
 Helix Technology Corp..................    37,300         503,177
 *#Hemispherx Biopharma, Inc............    33,900          93,225
 Henry Jack & Associates, Inc...........    59,942         912,917
 *Hercules, Inc.........................   131,200       1,305,440
 *Heritage Commerce Corp................     2,000          23,800
 Heritage Financial Corp................     7,500         170,250
 *Herley Industries, Inc................    17,400         273,180
 *Hexcel Corp...........................    46,200         152,460
 HF Financial Corp......................     3,300          63,525
 *Hi-Shear Technology Corp..............     8,600          19,350
 *#Hi-Tech Pharmacal, Inc...............     8,850         299,316
 *HI/FN, Inc............................    10,400          77,272
 *Hibbett Sporting Goods, Inc...........    12,100         352,836
 Hickory Tech Corp......................    13,900         134,274
 #Hilb Rogal Hamilton Co................    30,000       1,049,400
 *Hines Horticulture, Inc...............    22,000          40,480
 *Hirsch International Corp. Class A....     3,300           2,475
 *HMI Industries, Inc...................     5,400           4,212
 HMN Financial, Inc.....................     4,400          83,160
 *HMS Holdings Corp.....................    21,895          58,679
 *Hoenig Group Escrow...................     7,900           1,817
 *Holiday RV Superstores, Inc...........       930             288
 Hollinger International, Inc.
   Class A..............................   100,900       1,116,963
 *#Hollis-Eden Pharmaceuticals, Inc.....    17,100         189,126
 Holly Corp.............................    18,600         541,632
 *#Hollywood Entertainment Corp.........    71,973       1,207,707
 *Hollywood Media Corp..................    28,500          33,915
 *Hologic, Inc..........................    23,500         293,750
 Home Federal Bancorp...................     4,300         113,907
 Home Loan Financial Corp...............     1,700          25,500
 *Home Products International, Inc......     7,800          18,018

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Homegold Financial, Inc...............     6,100  $           76
 *HomeStore, Inc........................    10,700          15,408
 Hooper Holmes, Inc.....................    87,300         567,450
 HopFed Bancorp, Inc....................     2,100          34,009
 Horace Mann Educators Corp.............    55,500         840,825
 Horizon Financial Corp.................    10,700         179,118
 *Horizon Health Corp...................     5,400          91,800
 *Horizon Offshore, Inc.................    31,700         160,085
 *Horizon Organic Holding Corp..........    12,400         187,116
 *Hot Topic, Inc........................    39,400       1,050,798
 *Houston Exploration Co................    36,800       1,150,000
 *Hovnanian Enterprises, Inc. Class A..     29,426       1,705,237
 *Hovnanian Enterprises, Inc. Class B..      1,150          66,642
 *HPSC, Inc.............................     2,100          19,005
 *Hub Group, Inc. Class A...............     7,000          59,500
 *Hudson Highland Group, Inc............     2,130          37,807
 Hudson River Bancorp, Inc..............    17,605         444,509
 *Hudson Technologies, Inc..............     5,100          13,005
 *Huffy Corp............................    16,200         100,764
 Hughes Supply, Inc.....................    27,200         975,120
 *Human Genome Sciences, Inc............       800          11,720
 Humboldt Bancorp.......................    15,140         203,027
 *Hunt (J.B.) Transport Services,
   Inc..................................    38,400       1,422,336
 *Hurco Companies, Inc..................     5,600          15,680
 Hurry, Inc.............................       200              12
 *#Hutchinson Technology, Inc...........    30,400         917,776
 *Huttig Building Products, Inc.........     5,300          13,409
 *Hycor Biomedical, Inc.................     8,000          33,200
 *Hydril Co.............................    18,500         508,565
 *Hypercom Corp.........................    58,000         258,100
 *HyperFeed Technologies, Inc...........    14,500          14,065
 *#Hyperion Solutions Corp..............    41,865       1,318,748
 *I-many, Inc...........................    50,100          74,148
 *I-Stat Corp...........................    24,100         207,742
 *I.C. Isaacs & Co., Inc................     7,200           4,320
 Iberiabank Corp........................     6,000         292,800
 *Ibis Technology Corp..................    11,400          71,364
 *icad, Inc.............................     3,600           6,300
 ICN Pharmaceuticals, Inc...............    97,400       1,461,000
 *Ico, Inc..............................    14,320          19,905
 *ICT Group, Inc........................    12,200         141,642
 *ICU Medical, Inc......................    16,950         523,755
 #Idacorp, Inc..........................    45,400       1,247,592
 *Identix, Inc..........................   101,012         639,406
 Idex Corp..............................    42,200       1,455,478
 *IDEXX Laboratories, Inc...............    33,800       1,209,364
 *iDine Rewards Network, Inc............    26,500         284,610
 *IDT Corp..............................    32,600         523,230
 *IDT Corp. Class B.....................    29,500         470,230
 *IDX Systems Corp......................    34,351         590,150
 *iGate Capital Corp....................    61,912         225,979
 *#IGEN, Inc............................    28,500       1,000,350
 *IGI, Inc..............................     2,100           2,709
 *Igo Escrow Share......................     4,100               0
 IHOP Corp..............................    25,200         771,120
 *II-VI, Inc............................    16,870         356,969
 Ikon Office Solutions, Inc.............    60,300         529,434
 *ILEX Oncology, Inc....................    39,000         639,600
 *Illumina, Inc.........................    43,600         150,856
 *Image Entertainment, Inc..............    15,700          29,202
 *#ImageWare Systems, Inc...............     5,500          11,220
 *iManage, Inc..........................    29,000         117,450
                                           SHARES       VALUE+
                                           ------       ------
 *Imation Corp..........................     3,900  $      134,472
 IMC Global, Inc........................    68,800         601,312
 *#Imclone Systems, Inc.................    90,700       2,584,950
 *IMCO Recycling, Inc...................    15,200         110,808
 *Immersion Corp........................    19,900          30,845
 *Immucor, Inc..........................    17,350         371,290
 *ImmunoGen, Inc........................    46,980         189,799
 *Immunomedics, Inc.....................    65,400         456,492
 *Impath, Inc...........................    19,600         313,796
 *Impax Laboratoroes, Inc...............    56,700         483,084
 *Impco Technologies, Inc...............    16,200          58,304
 *Imperial Credit Industries, Inc.......    36,890             148
 *Imperial Sugar Co.....................       120           1,019
 *#Imperial Sugar Company...............    14,551               0
 *Implant Sciences Corp.................     8,700          31,320
 *Impreso, Inc..........................     5,300          11,077
 *Incyte Genomics, Inc..................    83,098         421,224
 Independence Holding Co................     2,750          58,187
 Independent Bank Corp. MA..............    17,400         376,362
 Independent Bank Corp. MI..............    21,497         553,548
 *Indevus Pharmaceuticals, Inc..........    56,294         298,977
 *Index Development Partners, Inc.......    12,700           1,588
 *Indus International, Inc..............    34,900          59,330
 *Industrial Distribution Group, Inc....     8,700          26,013
 *Inet Technologies, Inc................    52,500         471,450
 *#Infinity, Inc........................     8,898          55,079
 *Infocrossing, Inc.....................     5,300          35,245
 *InFocus Corp..........................    48,289         265,107
 *Infonet Services Corp.................    94,600         137,170
 *Informatica Corp......................    97,200         680,400
 *#Information Architects Corp..........     1,080           1,458
 *Information Holdings, Inc.............    25,100         424,190
 *Information Resources, Inc............    32,500         110,175
 *Inforte Corp..........................    13,600         104,040
 *InfoSpace, Inc........................    30,446         444,512
 *infoUSA, Inc..........................    61,362         357,740
 Ingles Market, Inc. Class A............    14,800         144,300
 *Inkine Pharmaceutical Co., Inc........    21,400          63,986
 *Innodata Corp.........................    20,300          20,503
 *Innotrac Corp.........................    11,600          69,600
 *Innovative Clinical Solutions, Ltd....       968               8
 *Innovative Gaming Corp................       830             166
 *Innovative Solutions & Support, Inc...    12,700         110,363
 *Innovex, Inc..........................    18,200         193,102
 *Input/Output, Inc.....................    68,400         296,856
 *Insight Communications Co., Inc.......    62,200         812,332
 *Insight Enterprises, Inc..............    53,479         467,406
 *Insightful Corp.......................     6,300           8,127
 *Insignia Financial Group, Inc.........    22,933         253,639
 *Insignia Systems, Inc.................    13,950          82,305
 *Insilco Holding Co....................       192              12
 *Insite Vision, Inc....................    18,000           9,540
 *Insituform East, Inc..................     1,700             544
 *Insituform Technologies, Inc.
   Class A..............................    31,819         513,877
 *Insmed, Inc...........................     3,200           7,584
 *Inspire Pharmaceuticals, Inc..........    38,000         464,360
 *Insteel Industries, Inc...............     7,900           5,333
 *Instinet Group, Inc...................    39,000         154,050
 *Insurance Auto Auctions, Inc..........    13,900         182,368
 *Insurance Management Solutions,
   Inc..................................    12,200          39,528
 *InsWeb Corp...........................     1,633           7,512

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Integra Bank Corp......................    20,183  $      347,148
 *Integra Lifesciences Corp.............    32,500         917,150
 *Integra, Inc..........................     5,900              16
 *Integral Systems, Inc.................     9,200         179,584
 *Integral Vision, Inc..................     4,000             640
 *IntegraMed America, Inc...............     3,100          17,763
 *Integrated Device Technology, Inc.....    39,496         477,902
 *Integrated Electrical Services,
   Inc..................................    47,100         324,990
 *Integrated Information Systems, Inc...       820             435
 *Integrated Silicon Solution, Inc......    33,200         173,968
 *Integrated Telecom Express, Inc.......       600           1,185
 *Integrity Media, Inc..................     1,900           9,310
 *#Intelli-Check, Inc...................     8,500          61,710
 *Intellidata Technologies Corp.........    59,900         164,126
 *Intelligent Systems Corp..............     4,500           7,875
 *Intelligroup, Inc.....................    16,100          26,565
 Inter Parfums, Inc.....................    18,550         135,415
 *Interactive Data Corp.................    90,613       1,464,306
 *Interactive Intelligence, Inc.........    15,300          48,960
 *InterCept Group, Inc..................    23,100         166,320
 Interchange Financial Services Corp....    12,600         240,030
 *InterDent, Inc........................     2,766             111
 *Interdigital Communications Corp......    64,000       1,644,800
 *Interep National Radio Sales, Inc.....     4,600           8,786
 Interface, Inc. Class A................    54,657         196,219
 *Interferon Scientific, Inc............     2,435             195
 *Intergraph Corp.......................    55,500       1,238,205
 *Interland, Inc........................     2,100           2,499
 *Interlink Electronics, Inc............     9,700          51,798
 *Interlott Technologies, Inc...........     6,400          56,960
 *Intermagnetics General Corp...........    19,795         320,481
 Intermet Corp..........................    30,200         110,230
 *#InterMune, Inc.......................    37,700         949,286
 International Aluminum Corp............     2,100          46,200
 *International Microcomputer Software,
   Inc..................................     5,100           3,315
 *International Multifoods Corp.........    22,500         454,500
 *International Remote Imaging Systems,
   Inc..................................    10,100          29,795
 *International Shipholding Corp........     6,100          52,216
 *International Total Services, Inc.....     5,600              22
 *Internet Commerce Corp................     4,000           5,480
 *Internet Pictures Corp................     4,350          13,833
 *Internet Security Systems, Inc........    59,400         938,520
 *Interphase Corp.......................     5,400          33,480
 Interpool, Inc.........................    38,000         619,400
 *Interpore International, Inc..........    22,600         241,594
 Interstate Bakeries Corp...............    55,200         716,496
 *Interstate Hotels & Resorts, Inc......    21,440         103,555
 Inter-Tel, Inc.........................    29,600         541,976
 *Intervisual Books, Inc. Class A.......     1,000             500
 *Intervoice, Inc.......................    40,118         147,634
 *Interwoven, Inc.......................   116,400         256,080
 *Intest Corp...........................     8,600          44,875
 *Intevac, Inc..........................    12,000          62,400
 *Intrado, Inc..........................    18,600         251,658
 *Intraware, Inc........................    14,200          18,602
 *Introgen Therapeutics, Inc............    16,300          54,605
 *Intrusion, Inc........................    16,200           7,776
 Invacare Corp..........................    35,100       1,146,366
 *#Inverness Medical Innovations,
   inc..................................     5,883         101,779
 *Investment Technology Group, Inc......    56,400         790,728
                                           SHARES       VALUE+
                                           ------       ------
 *#INVESTools, Inc......................    12,383  $        2,477
 Investors Title Co.....................     1,400          41,300
 *#Invision Technologies, Inc...........    20,300         480,095
 *Invivo Corp...........................     4,400          71,280
 *Iomed, Inc............................     7,200          10,440
 *Iomega Corp...........................    62,080         663,635
 *Ion Networks, Inc.....................     6,500             439
 *Ionics, Inc...........................    21,100         446,265
 *Iridex Corp...........................     6,800          22,440
 Irwin Financial Corp...................    33,600         827,568
 Isco, Inc..............................     5,635          41,699
 *Isis Pharmaceuticals, Inc.............    66,500         425,600
 *Isle of Capri Casinos, Inc............    34,900         460,331
 *ITLA Capital Corp.....................     5,800         215,122
 *Itron, Inc............................    24,200         526,108
 *ITT Educational Services, Inc.........    59,100       1,667,211
 *ITXC Corp.............................    50,400         103,320
 *Ixia..................................    67,400         418,554
 *IXYS Corp.............................    40,824         295,158
 *J & J Snack Foods Corp................     9,800         308,504
 *J Net Enterprises, Inc................     8,400          10,080
 *J. Alexander's Corp...................     6,700          21,641
 *J. Jill Group, Inc....................    23,400         355,212
 *#j2 Global Communication, Inc.........    13,066         482,667
 *Jack in the Box, Inc..................    44,500         935,390
 Jacksonville Bancorp, Inc..............     1,600          48,144
 *Jaclyn, Inc...........................     1,300           3,686
 *Jaco Electronics, Inc.................     5,659          22,638
 *Jakks Pacific, Inc....................    28,823         408,710
 *Jarden Corp...........................    16,600         484,720
 *JDA Software Group, Inc...............    34,312         419,979
 #Jefferies Group, Inc..................    31,800       1,452,942
 *Jennifer Convertibles, Inc............     1,300           5,460
 JLG Industries, Inc....................    52,000         386,880
 *JLM Industries, Inc...................     6,500           6,630
 *JMAR Industries, Inc..................    23,700          30,336
 *JNI Corp..............................    34,800         170,172
 *Jo-Ann Stores, Inc. Class A...........     4,500         102,240
 *Jo-Ann Stores, Inc. Class B...........     3,400          67,422
 *Johnson Outdoors, Inc.................     6,700          82,785
 *Jones Lang LaSalle, Inc...............    37,200         623,100
 *Jos. A. Bank Clothiers, Inc...........     7,400         193,880
 *Joule, Inc............................     1,500           1,575
 *Journal Register Co...................    54,800         997,360
 *Joy Global, Inc.......................    57,400         773,752
 *JPS Industries, Inc...................     9,200          10,028
 *Juno Lighting, Inc....................       980          11,781
 *Jupitermedia Corp.....................     7,500          24,000
 K Swiss, Inc. Class A..................    18,300         628,605
 *K-Tel International, Inc..............    12,700             635
 *K-Tron International, Inc.............     2,400          35,796
 *K-V Pharmaceutical Co. Class A........    28,300         735,800
 *K-V Pharmaceutical Co. Class B........    10,250         271,625
 *K2, Inc...............................    32,062         308,757
 *Kadant, Inc...........................    16,320         286,416
 *Kaiser Aluminum Corp..................    80,100           3,204
 Kaman Corp. Class A....................    34,200         342,000
 *Kansas City Southern Industries,
   Inc..................................    73,800         880,434
 *Katy Industries, Inc..................     8,300          36,105
 Kaydon Corp............................    35,500         752,600
 *KBK Capital Corp......................     2,200           1,650
 *KCS Energy, Inc.......................    45,900         222,156

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Keane, Inc............................    90,164  $    1,016,148
 *Keith Companies, Inc..................     7,300          72,708
 Keithley Instruments, Inc..............     7,800         106,860
 *Kellstrom Industries, Inc.............    11,900              77
 Kellwood Co............................    30,676         941,753
 Kelly Services, Inc....................    41,600       1,031,264
 *Kemet Corp............................    95,200         961,520
 *Kendle International, Inc.............    13,900          69,361
 Kennametal, Inc........................    35,200       1,188,704
 *Kennedy-Wilson, Inc...................     8,800          36,960
 *Kensey Nash Corp......................    13,000         277,550
 *Kentucky Electric Steel, Inc..........     2,800             154
 Kentucky First Bancorp, Inc............       900          15,975
 *#Keravision, Inc......................    23,800              30
 Kewaunee Scientific Corp...............     2,000          16,678
 *Key Energy Group, Inc.................   116,300       1,381,644
 *Key Technology, Inc...................     4,700          48,739
 *Key Tronic Corp.......................     8,600          15,652
 *Keynote Systems, Inc..................    18,600         177,072
 *Keystone Automotive Industries, Inc...    17,540         327,805
 *Keystone Consolidated Industries,
   Inc..................................     2,100             840
 *Kforce, Inc...........................    36,300         133,221
 *KFX, Inc..............................    42,500         167,875
 Kimball International, Inc. Class B....    29,000         457,040
 *Kinark Corp...........................     6,700           9,514
 *Kindred Healthcare, Inc...............    19,200         377,472
 *#Kirby Corp...........................    30,000         825,000
 *Kirklands, Inc........................    17,200         258,000
 *Kit Manufacturing Co..................       300               0
 Klamath First Bancorp, Inc.............     6,800         118,320
 Knape & Vogt Manufacturing Co..........     2,290          23,931
 *Knight Trading Group, Inc.............   118,356         740,909
 *Knight Transportation, Inc............    46,425       1,177,338
 *Koala Corp............................     6,500           1,138
 *Kontron Mobile Computing, Inc.........     8,900           3,516
 *Kopin Corp............................    83,287         448,084
 *Korn/Ferry International..............    53,800         431,476
 *#Kos Pharmaceuticals, Inc.............    25,100         611,436
 *Kosan Biosciences, Inc................    30,438         220,371
 Koss Corp..............................     3,600          56,070
 *Kroll, Inc............................    47,947       1,112,850
 *Kronos, Inc...........................    23,500       1,149,150
 *Kulicke & Soffa Industries, Inc.......    59,534         375,064
 *KVH Industries, Inc...................    13,500         294,840
 *La Jolla Pharmceutical Co.............    51,000         200,940
 La-Z-Boy, Inc..........................    26,000         569,660
 *LaBarge, Inc..........................    15,700          50,240
 *LabOne, Inc...........................    13,550         273,439
 *Labor Ready, Inc......................    49,300         320,450
 Laclede Group, Inc.....................    22,900         595,400
 *LaCrosse Footwear, Inc................     5,800          15,515
 *Ladish Co., Inc.......................    15,600          87,360
 #Lakeland Bancorp, Inc.................    12,495         200,045
 *Lakeland Industries, Inc..............     2,200          21,450
 *Lakes Entertainment, Inc..............    10,975          85,375
 *Lamson & Sessions Co..................    16,500          74,250
 Lance, Inc.............................    34,900         327,362
 *Lancer Corp...........................     9,325          60,706
 Landamerica Financial Group, Inc.......    22,200       1,046,730
 Landauer, Inc..........................     9,700         401,580
 *Landec Corp...........................    19,100          64,176
                                           SHARES       VALUE+
                                           ------       ------
 Landry's Restaurants, Inc..............    33,400  $      706,410
 *Landstar Systems, Inc.................    16,200       1,037,464
 *#Lannet Co., Inc......................    23,250         402,225
 *Lantronix, Inc........................    15,000          10,050
 *Larscom, Inc..........................     8,100           5,670
 *Laser Pacific Media Corp..............     7,100          16,046
 *Laserscope............................    20,350         152,218
 *Lason, Inc............................    19,800              20
 *Latitude Communications, Inc..........    12,800          24,064
 *Lattice Semiconductor Corp............   134,926       1,227,827
 Lawson Products, Inc...................     9,600         240,960
 *Lawson Software, Inc..................    63,800         324,742
 *Layne Christensen Co..................    11,600          89,320
 *Lazare Kaplan International, Inc......     8,700          49,155
 *LCA-Vision, Inc.......................    12,850         102,672
 *LCC International, Inc. Class A.......    12,600          33,894
 *Learning Tree International, Inc......    20,900         324,786
 *Lecroy Corp...........................    10,200          87,108
 *Lectec Corp...........................     3,900           1,307
 Leesport Financial Corp................       525          10,028
 *Legato Systems, Inc...................   139,815       1,061,196
 *LendingTree, Inc......................    24,400         572,180
 Lennox International, Inc..............    84,105       1,205,225
 *Lesco, Inc............................     8,500          93,670
 *#Level 8 Systems, Inc.................     4,629           1,250
 *Lexar Media, Inc......................    80,197         591,052
 *Lexent, Inc...........................    39,200          49,000
 *Lexicon Genetics, Inc.................    62,600         356,820
 Libbey, Inc............................    15,300         328,950
 *Liberate Technologies, Inc............   106,300         278,506
 Liberty Corp...........................    23,000       1,000,500
 Liberty Homes, Inc. Class A............       200             990
 *Lifecell Corp.........................    25,600          92,134
 *Lifecore Biomedical, Inc..............    15,500          69,440
 *Lifeline Systems, Inc.................     4,100         111,192
 Lifetime Hoan Corp.....................    10,462          77,408
 *#Ligand Pharmaceuticals, Inc.
   Class B..............................    89,777       1,141,963
 *Lightbridge, Inc......................    32,221         259,057
 *Lightning Rod Software, Inc...........       580             203
 *LightPath Technologies, Inc...........     1,850           4,736
 *Lillian Vernon Corp...................    12,000          85,920
 Lincoln Electric Holdings..............    50,500       1,067,570
 Lindsay Manufacturer Co................    11,600         235,712
 *Linens 'n Things, Inc.................    55,100       1,268,402
 *Lionbridge Technologies, Inc..........    31,197         123,540
 *Lipid Sciences, Inc...................     6,258           7,447
 Liquid Audio, Inc......................    22,600           7,684
 *Lithia Motors, Inc. Class A...........    13,200         210,540
 *Littlefuse, Inc.......................    26,100         560,367
 LLX Resorts, Inc.......................     2,900          22,736
 *LMI Aerospace, Inc....................     7,900          14,299
 *LNB Bancorp, Inc......................       300           6,648
 LNR Property Corp......................    26,300       1,008,868
 *Lodgenet Entertainment Corp...........    14,900         169,711
 *Lodgian, Inc..........................       155             529
 *#Log On America, Inc..................       600               2
 *Logic Devices, Inc....................     6,700           8,107
 *LogicVision, Inc......................    12,600          31,122
 *Logility, Inc.........................    13,200          59,915
 *Lojack Corp...........................    17,600          87,120
 Lone Star Steakhouse & Saloon, Inc.....    24,600         563,340
 *Lone Star Technologies, Inc...........    34,100         844,998

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Longs Drug Stores Corp.................    50,100  $      806,109
 Longview Fibre Co......................    61,300         521,050
 *LookSmart, Ltd........................   100,267         236,630
 *Louisiana-Pacific Corp................   126,100       1,215,604
 *Lowrance Electronics, Inc.............     2,200          18,722
 LSB Bancshares, Inc. NC................     5,156          86,879
 LSB Corp...............................     4,300          58,050
 LSI Industries, Inc....................    18,239         216,862
 *LTX Corp..............................    58,900         577,809
 *Luby's, Inc...........................    23,400          42,822
 Lufkin Industries, Inc.................     6,400         153,600
 *Luminex Corp..........................    35,355         206,473
 *Lydall, Inc...........................    18,600         169,260
 *Lynch Corp............................     1,500          10,950
 *Lynch Interactive Corp................     2,800          61,320
 *M & F Worldwide Corp..................    19,500         149,175
 *M-Wave, Inc...........................     2,900           1,334
 *M.H. Meyerson & Co., Inc..............     6,600          13,794
 M/I Schottenstein Homes, Inc...........    17,700         718,620
 MacDermid, Inc.........................    38,800         970,000
 *Mace Security International, Inc......    11,200          14,672
 *Mac-Gray Corp.........................    12,600          48,006
 *Mackie Designs, Inc...................    12,400          13,640
 *Macromedia, Inc.......................    74,488       1,501,678
 *#Macrovision Corp.....................    58,000       1,114,702
 *Madden (Steven), Ltd..................    15,300         306,765
 *Made2Manage Systems, Inc..............     4,900          19,551
 MAF Bancorp, Inc.......................    28,000       1,034,320
 *#Magic Lantern Group, Inc.............     1,700           1,530
 *Magma Design Automation, Inc..........    32,783         567,179
 *Magna Entertainment Corp..............    22,300          97,005
 *Magnetek, Inc.........................    29,400          66,150
 *Magnum Hunter Resources, Inc..........    81,100         583,920
 *#MAI Systems Corp.....................     3,400             612
 *MAII Holdings, Inc....................     3,400           1,105
 *Mail-Well, Inc........................    53,500         157,290
 *Main Street & Main, Inc...............    13,800          23,460
 Maine Public Service Co................     1,600          48,160
 *Major Automotive Companies, Inc.......     3,280           2,788
 *Management Network Group, Inc.........    31,400          63,428
 *Manatron, Inc.........................     1,102           9,136
 *Manchester Technologies, Inc..........     8,000          15,440
 *Manhattan Associates, Inc.............    34,600         929,356
 Manitowoc Co., Inc.....................    31,650         645,660
 *Mannatech, Inc........................    13,500          44,550
 *Manning (Greg) Auctions, Inc..........     9,200          23,000
 *Manufacturers' Services Ltd...........    45,800         202,436
 *Manugistic Group, Inc.................    76,700         368,927
 *Mapics, Inc...........................    27,156         184,932
 *Mapinfo Corp..........................    17,300         107,606
 Marcus Corp............................    19,200         264,576
 *Marimba, Inc..........................    24,200          73,084
 Marine Products Corp...................    17,020         182,114
 *MarineMax, Inc........................    18,000         203,940
 *Marisa Christina, Inc.................     6,700           9,715
 Maritrans, Inc.........................     7,800         122,850
 *MarketWatch.com, Inc..................    16,900         136,028
 *MarkWest Hydrocarbon, Inc.............     8,500          58,225
 *Marlton Technologies, Inc.............     7,800           2,730
 Marsh Supermarkets, Inc. Class A.......     1,600          19,040
 Marsh Supermarkets, Inc. Class B.......     4,500          53,231
 *Martek Biosciences Corp...............    31,500       1,185,660
                                           SHARES       VALUE+
                                           ------       ------
 *Marten Transport, Ltd.................     4,200  $       94,836
 *Martha Stewart Living Omnimedia,
   Ltd..................................    22,600         247,018
 *Marvel Enterprises, Inc...............    39,700         887,295
 *Mascotech, Inc........................    60,200               0
 MASSBANK Corp..........................     4,700         148,332
 Massey Energy Co.......................    89,700       1,257,594
 *Mastec, Inc...........................    52,850         248,924
 *Material Sciences Corp................    16,500         152,460
 *Matria Healthcare, Inc................    11,369         155,301
 *Matritech, Inc........................    30,500          78,995
 *Matrix Bancorp, Inc...................     6,500          62,725
 *Matrix Service Co.....................     9,500         142,500
 *MatrixOne, Inc........................    62,200         324,062
 *#Matrixx Initiatives, Inc.............    12,900          88,752
 Matthews International Corp. Class A..     27,200         653,616
 *Mattson Technology, Inc...............    47,745         173,792
 *Maui Land & Pineapple Company, Inc....    10,200         189,210
 *Maverick Tube Corp....................    50,000       1,001,000
 *Max & Ermas Restaurants, Inc..........     2,300          33,925
 *Maxco, Inc............................     3,100           8,525
 *Maxcor Financial Group, Inc...........     8,372          75,264
 *Maxicare Health Plans, Inc............     3,580              36
 *Maxim Pharmaceuticals, Inc............    27,333         115,619
 *Maximus, Inc..........................    25,400         679,704
 *Maxtor Corp...........................    44,600         335,392
 *Maxwell Shoe Company, Inc.............    13,600         180,744
 *Maxwell Technologies, Inc.............    16,500         105,435
 *Maxxam, Inc...........................     8,900         113,920
 *Maxygen, Inc..........................    41,531         460,579
 *Mayor's Jewelers, Inc.................    22,100           4,752
 *Mays (J.W.), Inc......................       200           2,565
 MB Financial, Inc......................    21,300         841,137
 *McDATA Corp...........................    82,800       1,113,660
 McGrath Rent Corp......................    13,700         354,830
 *MCK Communications, Inc...............    16,700          36,406
 *McMoran Exploration Co................    19,664         249,733
 McRae Industries, Inc. Class A.........     2,600          17,524
 *#MCSI, Inc............................     9,500           1,734
 MDC Holdings, Inc......................    31,975       1,592,035
 *Meade Instruments Corp................    22,900          65,494
 *Meadow Valley Corp....................     2,400           2,820
 *Meadowbrook Insurance Group, Inc......     9,500          28,500
 *#Measurement Specialties, Inc.........    12,900          57,405
 *Mechanical Technology, Inc............     4,700          16,215
 *Medarex, Inc..........................    88,670         578,128
 *MedCath Corp..........................     1,700           9,639
 *#Med-Design Corp......................    15,000          69,750
 *Media 100, Inc........................     7,100          10,650
 *#Media Arts Group, Inc................    20,600          47,380
 Media General, Inc. Class A............     3,100         182,404
 *MediaBay, Inc.........................    16,400          12,792
 *Mediacom Communications Corp..........    34,000         317,900
 *Medialink Worldwide, Inc..............     5,900          19,470
 *Medical Action Industries, Inc........    11,600         155,904
 *Medicore, Inc.........................     3,800           5,092
 *Medquist, Inc.........................    43,700         895,850
 *Medstone International, Inc...........     3,900          12,675
 *MEDTOX Scientific, Inc................     5,030          29,627
 *Memberworks, Inc......................    15,200         334,400
 *Mens Warehouse, Inc...................    46,800         902,772

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Mentor Corp............................    55,600  $    1,179,832
 *Mentor Graphics Corp..................    80,900       1,059,790
 Mercantile Bank Corp...................     1,000          25,760
 *Mercator Software, Inc................    13,500          23,355
 Merchants Bancshares, Inc..............     6,150         146,924
 Merchants Group, Inc...................     1,300          27,300
 *Mercury Air Group, Inc................     6,500          25,220
 *Mercury Computer Systems, Inc.........    25,400         558,800
 Meridian Bioscience, Inc...............    14,600         134,320
 *#Meridian Resource Corp...............    22,700          62,652
 *Merit Medical Systems, Inc............    16,444         304,707
 *Meritage Corp.........................    16,300         769,034
 *Merix Corp............................    17,300          99,475
 *Merrimac Industries, Inc..............     2,860           9,152
 *Mesa Air Group, Inc...................    39,000         241,020
 *Mesa Labs, Inc........................     3,300          22,985
 *Mesaba Holdings, Inc..................    23,516         138,980
 *Mestek, Inc...........................     5,400          99,414
 *Meta Group, Inc.......................    12,700          45,720
 *MetaSolv, Inc.........................    37,000          62,160
 *Metatec International, Inc............     6,100           1,220
 Methode Electronics, Inc. Class A......    34,100         378,510
 Met-Pro Corp...........................     6,075          86,508
 #Metris Companies, Inc.................    68,900         350,701
 *Metro One Telecommunications, Inc.....    28,750         155,538
 *Metrocall, Inc........................    33,985               0
 MetroCorp. Bancshares, Inc.............     7,000          96,600
 *Metrologic Instruments, Inc...........     5,400         149,040
 *Metromedia International Group, Inc...    56,300           3,941
 MFB Corp...............................     1,300          33,709
 *MFRI, Inc.............................     4,900           9,800
 MGE Energy, Inc........................    21,192         664,348
 *MGI Pharma, Inc.......................    30,400         611,952
 MGP Ingredients, Inc...................     8,000          59,194
 *Michael Anthony Jewelers, Inc.........     7,400          15,059
 *Micrel, Inc...........................   110,473       1,332,304
 *Micro Component Technology, Inc.......    14,052           5,480
 *Micro Linear Corp.....................    12,000          31,200
 MicroFinancial, Inc....................     9,600          16,800
 *Micromuse, Inc........................    91,193         865,422
 *Micros Systems, Inc...................    20,800         617,136
 *Micros to Mainframes, Inc.............     4,900           3,038
 *Microsemi Corp........................    34,700         460,122
 *MicroStrategy, Inc....................    10,200         347,820
 *Microtek Medical Holdings, Inc........    42,810          98,463
 *Micro-Therapeutics, Inc...............    21,500          88,150
 *Microtune, Inc........................    63,300         183,570
 *#Microvision, Inc.....................    21,346         112,045
 *Midas, Inc............................    18,000         157,140
 *Middleby Corp.........................    13,100         148,816
 Middlesex Water Co.....................     6,300         147,294
 Midland Co.............................     6,600         148,500
 Mid-State Bancshares...................    28,196         571,251
 *#Midway Games, Inc....................    55,300         195,209
 Midwest Banc Holdings, Inc.............    16,050         314,580
 *Midwest Express Holdings, Inc.........    17,700          53,454
 *Mikohn Gaming Corp....................    15,600          69,264
 Milacron, Inc..........................    44,600         206,944
 *#Millennium Cell, Inc.................    34,100          58,993
 Millennium Chemicals, Inc..............    76,100         909,395
 *Miller Industries, Inc................     9,280          27,747
 *Millerbuilding Systems Escrow Shares..     3,200             960
                                           SHARES       VALUE+
                                           ------       ------
 *Millicom International Cellular
   S.A..................................        81  $        1,616
 *Miltope Group, Inc....................     5,800          18,966
 *MIM Corp..............................    29,200         200,020
 Mine Safety Appliances Co..............    12,000         471,240
 Minerals Technologies, Inc.............    24,100       1,209,820
 *Minorplanet Systems USA, Inc..........     4,460           3,033
 Minuteman International, Inc...........     1,000           8,260
 *MIPS Technologies, Inc................    16,600          46,480
 *#Miravant Medical Technologies........     1,800           1,836
 *Misonix, Inc..........................     8,100          32,805
 *Mission Resources Corp................    17,300          12,629
 *Mississippi Chemical Corp.............    12,842           1,798
 *Mitcham Industries, Inc...............     8,700          14,790
 *Mitek Systems, Inc....................    11,100          11,877
 *Mity Enterprises, Inc.................     5,000          53,825
 *MKS Instruments, Inc..................    61,442       1,198,119
 *MKTG Services, Inc....................       471           1,029
 *Mobile Mini, Inc......................    16,236         300,691
 *Mobius Management Systems, Inc........    17,100         153,387
 Mocon, Inc.............................     5,500          42,895
 *Modem Media, Inc......................     1,800           5,400
 Modine Manufacturing Co................    40,502         893,069
 *Mod-Pac Corp..........................     2,750          13,750
 *Mod-Pac Corp. Class B.................     1,112           5,560
 *Modtech Holdings, Inc.................    15,509         142,838
 *Moldflow Corp.........................    11,809         106,871
 *Molecular Devices Corp................    17,540         295,549
 *Monaco Coach Corp.....................    33,950         499,065
 *Monarch Casino and Resort, Inc........     9,400          80,088
 *Mondavi (Robert) Corp. Class A........    11,400         292,250
 *Monolithic System Technology, Inc.....    29,133         240,639
 *Monro Muffler Brake, Inc..............     8,200         206,640
 *Monterey Bay Bancorp, Inc.............     3,500          91,000
 *Monterey Pasta Co.....................    17,000          63,393
 Mony Group, Inc........................     6,100         162,321
 *Moog, Inc. Class A....................    12,800         428,800
 *Moog, Inc. Class B....................     2,200          74,250
 *Moore Medical Corp....................     3,100          22,847
 *Morgan Group Holding Co...............     4,400             440
 *Morgan's Foods, Inc...................       900           1,931
 *Morton Industrial Group, Inc.
   Class A..............................     1,000             300
 *Mossimo, Inc..........................    16,600          64,242
 *Mother's Work, Inc....................     6,300         148,050
 *Motor Car Parts & Accessories, Inc....     2,500           6,450
 Movado Group, Inc......................    12,000         275,760
 *#Movie Gallery, Inc...................    38,300         713,912
 *MPS Group, Inc........................   137,800         988,026
 *MPW Industrial Services Group.........     5,000           9,150
 *MRO Software, Inc.....................    35,700         338,079
 *MRV Communications, Inc...............    80,000         183,200
 *#MSC Industrial Direct Co., Inc.
   Class A..............................    37,000         702,630
 *MSC Software Corp.....................    35,900         243,761
 *#MTI Technology Corp..................     1,300           1,391
 *MTR Gaming Group, Inc.................    33,814         232,978
 MTS Systems Corp.......................    20,940         304,677
 *Mueller Industries, Inc...............    41,100       1,076,409
 *Multi Color Corp......................     1,500          31,725
 *Multilink Technology Corp.............     4,510           9,787
 *#Multimedia Games, Inc................    15,500         380,215
 *MutualFirst Financial, Inc............       900          21,096
 Myers Industries, Inc..................    32,651         323,245

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Mykrolis Corp.........................    47,700  $      445,995
 *Myriad Genetics, Inc..................    32,400         495,720
 Mystic Financial, Inc..................     1,500          32,940
 *Nabi Biopharmaceuticals...............    46,800         327,132
 Nacco Industries, Inc. Class A.........     6,500         376,025
 *Nanogen, Inc..........................    21,500          75,250
 *Nanometrics, Inc......................    13,494          85,673
 *Nanophase Technologies Corp...........    18,098          96,643
 *Napco Security Systems, Inc...........     2,150          17,802
 Nara Bancorp, Inc......................     7,000         118,993
 Nash-Finch Co..........................    11,800         158,356
 *Nashua Corp...........................     5,800          52,026
 *Nassda Corp...........................     4,986          32,808
 *#Nastech Pharmaceutical Co., Inc......    12,200         113,460
 *NATCO Group, Inc. Class A.............    18,100         130,501
 *Nathans Famous, Inc...................     7,000          24,570
 *National Beverage Corp................    18,100         259,554
 *National Dentex Corp..................     3,500          69,125
 *National Equipment Services, Inc......    21,000           2,310
 *National Home Health Care Corp........     5,465          37,435
 *National Medical Health Card Systems,
   Inc..................................     7,200          66,528
 National Penn Bancshares, Inc..........    20,728         621,633
 National Presto Industries, Inc........     6,800         219,844
 *National Processing, Inc..............    62,400       1,047,696
 *National Research Corp................     7,000          83,860
 *National RV Holdings, Inc.............    11,500          54,625
 National Service Industries, Inc.......    11,425         111,851
 *National Steel Corp. Class B..........    10,200             224
 *National Technical Systems, Inc.......     8,600          36,025
 *National Western Life Insurance Co.
   Class A..............................     1,000         108,610
 *Natrol, Inc...........................    10,000          19,000
 *Natural Alternatives International,
   Inc..................................     5,400          22,302
 Nature's Sunshine Products, Inc........    18,259         156,297
 *Natus Medical, Inc....................     1,900           8,265
 *Nautica Enterprises, Inc..............    40,366         425,861
 #Nautilus Group, Inc...................    39,100         507,909
 *Navarre Corp..........................    21,500          45,580
 *Navidec, Inc..........................       644           1,288
 *Navigant Consulting, Inc..............    50,700         494,325
 *Navigant International, Inc...........    18,100         211,227
 *Navigators Group, Inc.................     8,400         211,344
 NBT Bancorp............................    39,248         726,480
 *NBTY, Inc.............................    79,700       1,234,553
 *NCI Building Systems, Inc.............    21,400         399,538
 *NCO Portfolio Management, Inc.........     1,945          11,573
 *NCS Healthcare, Inc...................    30,132         581,548
 NDChealth Corp.........................    43,500         890,880
 *Neff Corp. Class A....................    16,000             880
 *Nektar Therapeutics...................    66,869         740,240
 *Nelson (Thomas), Inc..................    13,100         151,960
 *#Neoforma, Inc........................    20,728         211,426
 *Neogen Corp...........................     6,100         101,565
 *NeoMagic Corp.........................    27,900          40,455
 *NEON Systems, Inc.....................     8,600          28,303
 *#Neopharm, Inc........................    22,517         342,033
 *Neose Technologies, Inc...............    20,600         228,454
 *#Neoware Systems, Inc.................     6,900          79,695
 *Net Perceptions, Inc..................    23,500          38,070
 *Net2Phone, Inc........................    37,000         190,180
 NetBank, Inc...........................    57,533         763,463
                                           SHARES       VALUE+
                                           ------       ------
 *Netegrity, Inc........................    41,200  $      250,496
 *Netguru, Inc..........................    17,200          23,547
 *NetIQ Corp............................    61,987         919,887
 *NetManage, Inc........................     8,042          16,245
 *Netopia, Inc..........................    22,700          84,217
 *NetRatings, Inc.......................    44,000         395,560
 *Netro Corp............................    55,400         162,876
 *Netscout System, Inc..................    37,800         151,200
 *NetSolve, Inc.........................    12,100          85,426
 *Network Engines, Inc..................     2,100           5,418
 *Network Equipment Technologies,
   Inc..................................    33,000         294,030
 *#Network Plus Corp....................    14,500              11
 *Neurobiological Technologies, Inc.....     2,700          12,096
 *Neurogen Corp.........................    20,717         105,864
 *Nevada Chemicals, Inc.................     2,500           9,748
 *Nevada Gold & Casinos, Inc............    12,750         104,550
 *New Brunswick Scientific Co., Inc.....     7,660          32,555
 *New Century Equity Holdings Corp......    33,700          12,132
 #New Century Financial Corp............    29,900       1,396,330
 New England Business Services, Inc.....    15,600         421,044
 *New Focus, Inc........................    81,929         303,137
 New Hampshire Thrift BancShares,
   Inc..................................       200           4,400
 *New Horizons Worldwide, Inc...........    10,200          45,492
 New Jersey Resources Corp..............    32,400       1,145,988
 Newmil Bancorp, Inc....................     4,400         100,232
 *Newpark Resources, Inc................    93,400         548,258
 *Newport Corp..........................    46,418         742,224
 *Newtek Business Services, Inc.........     2,600          12,740
 *Nextel Partners, Inc..................     5,700          31,065
 *Niagara Corp..........................     8,200          20,213
 *NIC, Inc..............................    56,200         125,326
 Nitches, Inc...........................       864           5,681
 NL Industries, Inc.....................    57,200         967,824
 *NMS Communications Corp...............    35,800          50,979
 *NMT Medical, Inc......................    11,500          41,975
 NN, Inc................................    15,250         167,293
 *Nobel Learning Communities, Inc.......     6,500          26,130
 *Nobility Homes, Inc...................     4,100          37,064
 Noble International, Ltd...............     8,400          70,468
 *Noel Group, Inc.......................     8,000              24
 Noland Co..............................       200           9,200
 Nordson Corp...........................    40,300         957,125
 *Norstan, Inc..........................    15,100          57,984
 *North American Scientific, Inc........    11,900          96,140
 North Central Bancshares, Inc..........     1,700          59,260
 North Pittsburgh Systems, Inc..........    19,500         279,630
 Northeast Bancorp......................       900          13,500
 Northeast Pennsylvania Financial
   Corp.................................     4,400          68,596
 Northern Technologies International
   Corp.................................     3,000          16,200
 *#Northfield Laboratories, Inc.........    18,900         121,905
 *Northland Cranberries, Inc............     6,900           5,520
 Northrim BanCorp, Inc..................     6,068          98,429
 *#Northwest Airlines Corp..............   102,900         918,897
 Northwest Bancorp, Inc.................    54,400         871,488
 Northwest Natural Gas Co...............    30,800         857,780
 *Northwest Pipe Co.....................     6,500          79,040
 #Northwestern Corp.....................    43,800         117,384
 *Novadigm, Inc.........................    20,800          49,296

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *#Novamed Eyecare, Inc.................    16,700  $       23,380
 *Novavax, Inc..........................    36,300         137,940
 *Novell, Inc...........................    66,470         221,345
 *Noven Pharmaceuticals, Inc............    27,100         262,057
 Novitron International, Inc............     1,787           8,399
 *Novoste Corp..........................    19,400         153,454
 *#NPS Pharmaceuticals, Inc.............    42,100         907,676
 *NS Group, Inc.........................    23,200         209,728
 *Nstor Technology......................     2,600           1,066
 *#NTELOS, Inc..........................     3,400             170
 *NTN Communications, Inc...............    27,793          59,199
 *Nu Horizons Electronics Corp..........    19,300         117,344
 *#Nucentrix Broadband Networks, Inc....    10,400          15,704
 *NuCo2, Inc............................    12,800         121,600
 *Nuevo Energy Co.......................    25,800         407,640
 NUI Corp...............................    19,292         304,621
 *Numerex Corp. Class A.................    10,800          32,940
 NuSkin Enterprises, Inc................    43,300         433,000
 *Nutraceutical International Corp......    13,400         116,433
 *Nutramax Products, Inc................     3,300               3
 *Nutrition 21, Inc.....................    11,400           4,332
 *Nuvelo, Inc...........................    35,267          72,650
 *NWH, Inc..............................     4,200          67,200
 *NYFIX, Inc............................    37,381         220,548
 Nymagic, Inc...........................     8,700         180,960
 *O'Charleys, Inc.......................    25,550         489,794
 *O.I. Corp.............................     2,700          12,582
 Oak Hill Financial, Inc................     3,000          74,370
 *Oak Technology, Inc...................    67,090         434,072
 *Oakley, Inc...........................    80,800         896,880
 *OAO Technology Solutions, Inc.........    17,700          34,161
 *Obie Media Corp.......................     5,900          11,281
 *Oceaneering International, Inc........    29,700         815,265
 OceanFirst Financial Corp..............    16,600         390,283
 *Ocular Sciences, Inc..................    28,600         561,704
 *Ocwen Financial Corp..................    79,200         337,392
 *Odd Job Stores, Inc...................    12,700          30,480
 *Odetics, Inc. Class A.................       300             201
 *Odetics, Inc. Class B.................       200             106
 *Odyssey Healthcare, Inc...............    28,400         839,788
 *Officemax, Inc........................   148,300         817,133
 *Offshore Logistics, Inc...............    26,100         543,402
 *Oglebay Norton Co.....................     5,300          21,359
 *Ohio Casualty Corp....................    72,900         918,540
 *Oil States International, Inc.........    62,600         841,344
 Oil-Dri Corp. of America...............     4,200          45,150
 *Old Dominion Freight Lines, Inc.......    12,800         508,160
 Olin Corp..............................    69,352       1,224,756
 *Olympic Steel, Inc....................     9,600          36,480
 OM Group, Inc..........................    34,100         493,427
 Omega Financial Corp...................     8,200         296,840
 *Omega Protein Corp....................    27,300         138,138
 *Omnicell, Inc.........................    16,600         116,864
 *#OmniVision Technologies, Inc.........    27,600         990,564
 *Omnova Solutions, Inc.................    13,900          60,882
 *Omtool, Ltd...........................     1,785           4,070
 *On Assignment, Inc....................    31,000         103,850
 *On Command Corp.......................    23,100          25,410
 *ON Semiconductor Corp.................    91,700         248,507
 *On Technology Corp....................    26,000          51,350
 *One Price Clothing Stores, Inc........     2,957           1,774
 Oneida, Ltd............................    19,200         177,600
                                           SHARES       VALUE+
                                           ------       ------
 Oneok, Inc.............................    39,600  $      806,652
 *OneSource Information Services, Inc...    11,900          80,087
 *Online Resources Corp.................    13,500          56,700
 *Onyx Acceptance Corp..................     5,100          25,500
 *Onyx Pharmacueticals, Inc.............    28,500         287,850
 *Onyx Software Corp....................    32,500          30,875
 *OPENT Technologies, Inc...............    28,200         282,000
 *Opinion Research Corp.................     6,700          39,537
 *Oplink Communications, Inc............    53,100          76,464
 *Opti, Inc.............................    11,600          17,632
 *Optical Sensors, Inc..................     1,633           5,144
 *OpticNet, Inc.........................     5,600               6
 *Optika, Inc...........................     8,200          11,480
 *Option Care, Inc......................    24,700         255,645
 *OraSure Technologies, Inc.............    46,000         339,940
 *Orbit International Corp..............     1,266           7,647
 *ORBIT/FR, Inc.........................     6,100           3,965
 *Orbital Sciences Corp.................    59,900         341,430
 *Oregon Steel Mills, Inc...............    30,900          89,301
 Oregon Trail Financial Corp............     3,100          73,625
 *Orleans Homebuilders, Inc.............    11,300         114,695
 *Orphan Medical, Inc...................    10,300          79,938
 *#Orthodontic Centers of America,
   Inc..................................    60,551         481,380
 *Orthologic Corp.......................    39,426         145,876
 Oshkosh B'Gosh, Inc. Class A...........    12,200         306,830
 Oshkosh Truck Corp. Class B............    16,100         892,423
 *#OSI Pharmaceutical, Inc..............    43,700       1,151,932
 *#OSI Systems, Inc.....................    17,300         266,593
 *Osteotech, Inc........................    18,700         261,239
 *Ostex International, Inc..............    12,500          25,750
 Otter Tail Co..........................    30,700         863,898
 Outlook Group Corp.....................     2,400          12,024
 *Overland Storage, Inc.................    14,100         246,609
 Overseas Shipholding Group, Inc........    40,700         854,700
 *#Overture Services, Inc...............    44,900         800,971
 Owens & Minor, Inc.....................    44,000         935,000
 *Owens-Illinois, Inc...................     1,100          12,595
 *Owosso Corp...........................     5,800           1,653
 Oxford Industries, Inc.................     7,500         306,000
 *#Oxigene, Inc.........................    12,600          49,014
 *Oxis International, Inc...............     7,900           2,607
 *OYO Geospace Corp.....................     5,100          51,510
 *P&F Industries, Inc. Class A..........     1,300           8,190
 *#P.F. Chang's China Bistro, Inc.......    29,900       1,316,198
 *Pacific Aerospace & Electronics,
   Inc..................................       128              58
 Pacific Capital Bancorp................    40,733       1,384,107
 Pacific Crest Capital, Inc.............     2,120          43,799
 *Pacific Mercantile Bancorp............     5,900          59,148
 Pacific Northwest Bancorp..............    20,200         704,778
 *Pacific Premier Bancorp, Inc..........     2,400          16,176
 *#Pacific Sunwear of California,
   Inc..................................    58,300       1,309,418
 *Pacificare Health Systems, Inc........    40,700       1,573,421
 *Packaged Ice, Inc.....................    20,000          67,600
 *Packaging Dynamics Corp...............     4,120          29,664
 *Packeteer, Inc........................    36,400         563,472
 *Pac-West Telecomm, Inc................    23,100          15,246
 *Pain Therapeutics, Inc................    34,400         256,624
 *Palatin Technologies, Inc.............        62             223
 *#Paligent, Inc........................       347              38
 *Palm Harbor Homes, Inc................    27,511         519,408
 *Palm, Inc.............................     9,184         109,841
 *PAM Transportation Services, Inc......    13,500         322,920

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Pamrapo Bancorp, Inc...................     5,100  $       91,851
 *Panavision, Inc.......................     3,600          23,400
 *#Panera Bread Co......................    33,300       1,162,503
 *Pantry, Inc...........................     9,900          89,496
 *#Papa John's International, Inc.......    21,500         532,555
 *Par Technology Corp...................     7,800          39,624
 *Paradyne Networks Corp................    42,363         103,789
 *Paragon Technologies, Inc.............     4,200          41,664
 *Parallel Petroleum Corp...............    25,400          83,058
 *Parametric Technology Corp............   127,900         415,675
 *Parexel International Corp............    30,400         421,648
 Park Bancorp, Inc......................     1,200          33,366
 Park Electrochemical Corp..............    23,650         428,065
 *Parker Drilling Co....................    95,200         265,608
 *#Parkervision, Inc....................    17,300         121,100
 *Park-Ohio Holdings Corp...............    10,400          48,776
 Parkvale Financial Corp................     5,700         135,489
 *Parlex Corp...........................     6,300          40,818
 *Parlux Fragrances, Inc................     9,900          36,927
 *#ParthusCeva, Inc.....................    10,833          74,748
 *Pathmark Stores, Inc..................    33,900         244,419
 *Patient Infosystems, Inc..............     8,800           1,056
 Patina Oil & Gas Corp..................    30,292       1,199,260
 Patrick Industries, Inc................     4,500          29,250
 Patriot Bank Corp......................     6,930         130,769
 *Patriot Transportation Holding,
   Inc..................................     2,500          69,250
 *Paula Financial, Inc..................     6,100           7,747
 *#Paul-Son Gaming Corp.................     4,100          20,705
 *Paxar Corp............................    47,100         529,404
 *Paxson Communications Corp............    71,100         468,549
 *Payless Cashways, Inc.................       160               0
 *Payless ShoeSource, Inc...............    45,000         674,100
 *PC Connection, Inc....................    31,750         236,538
 *PC Mall, Inc..........................    10,700          37,450
 *PC-Tel, Inc...........................    23,500         312,550
 *PCD, Inc..............................     7,000              60
 *PDF Solutions, Inc....................    20,959         229,291
 *PDI, Inc..............................    17,100         200,925
 *PDS Gaming Corp.......................     1,100           1,617
 *PEC Solutions, Inc....................    32,500         475,150
 *Pediatric Services of America, Inc....     6,100          35,685
 *Pediatrix Medical Group, Inc..........    28,000       1,051,680
 *Peerless Manufacturing Co.............     3,000          27,480
 *Peerless Systems Corp.................    15,200          27,664
 *Peet's Coffee & Tea, Inc..............    13,950         238,964
 *#Pegasus Communications Corp..........     5,570         138,415
 *Pegasus Solutions, Inc................    29,700         421,443
 *Pegasystems, Inc......................    49,500         348,975
 *Pemco Aviation Group, Inc.............       950          21,850
 *Pemstar, Inc..........................    38,100         143,637
 Penford Corp...........................     7,600          90,136
 Penn Engineering & Manufacturing Corp.
   Class A..............................     1,200          14,580
 Penn Engineering & Manufacturing Corp.
   Non-Voting...........................    15,000         208,200
 *#Penn National Gaming, Inc............    48,000         803,520
 *Penn Traffic Co.......................        93              25
 *Penn Treaty American Corp.............    24,800          40,672
 Penn Virginia Corp.....................     8,900         369,350
 Penn-America Group, Inc................    14,500         156,600
 Pennfed Financial Services, Inc........     7,400         208,902
 *Penns Woods Bancorp, Inc..............       200           8,850
                                           SHARES       VALUE+
                                           ------       ------
 *Penwest Pharmaceuticals Co............    18,600  $      331,638
 Peoples Bancorp, Inc...................       300           6,225
 Pep Boys - Manny, Moe & Jack...........    74,700         786,591
 *Perceptron, Inc.......................     8,150          39,202
 *Performance Technologies, Inc.........    14,700          99,519
 *Pericom Semiconductor Corp............    30,900         287,370
 *Perini Corp...........................    22,600         156,844
 PerkinElmer, Inc.......................    70,900         906,811
 *Perot Systems Corp....................    11,600         123,076
 Perrigo Co.............................    83,200       1,217,216
 *Perry Ellis International, Inc........     6,300         119,133
 *Per-Se Technologies, Inc..............    40,600         389,760
 *Pervasive Software, Inc...............    19,800         102,564
 *Petrocorp, Inc........................     6,900          87,009
 *Petroleum Development Corp............    18,633         171,051
 PFF Bancorp, Inc.......................    14,300         532,818
 *Pfsweb, Inc...........................         9               6
 *Pharmaceutical Resources, Inc.........    27,300       1,120,392
 *Pharmacopeia, Inc.....................    28,400         297,632
 *Pharmacyclics, Inc....................    19,000          83,049
 *#Pharmanetics, Inc....................     9,500          57,000
 *PharmChem, Inc........................     5,100           1,326
 *#Pharmos Corp.........................     6,200           7,316
 *Philadelphia Consolidated Holding
   Corp.................................    25,700       1,051,387
 Phillips-Van Heusen Corp...............    35,300         498,083
 *Phoenix Gold International, Inc.......     1,000           1,250
 *Phoenix Technologies, Ltd.............    30,500         141,825
 *Photo Control Corp....................     1,000           1,520
 *Photoelectron Corp....................     9,900          20,295
 *#PhotoMedex, Inc......................    14,000          28,700
 *Photon Dynamics, Inc..................    19,100         473,489
 *Photronics, Inc.......................    38,400         646,656
 *#Physiometrix, Inc....................     7,400          12,210
 *Piccadilly Cafeterias, Inc............    10,700           6,955
 *Pico Holdings, Inc....................    12,300         171,708
 #Piedmont Natural Gas Co...............    32,500       1,274,975
 Pilgrim's Pride Corp...................    12,900          78,819
 Pilgrims Pride Corp. Class B...........    36,400         315,224
 *Pinnacle Entertainment, Inc...........    26,400         159,720
 *Pinnacle Systems, Inc.................    74,900         797,685
 *Pioneer Drilling Co...................     1,800           9,180
 Pioneer Standard Electronics, Inc......    37,700         344,578
 *Pixelworks, Inc.......................    51,000         422,280
 *Pizza Inn, Inc........................    10,000          18,610
 *Plains Exploration & Production Co....    26,300         269,049
 *Plains Resources, Inc.................    29,000         377,000
 *Planar Systems, Inc...................    16,700         346,358
 *Plantronics, Inc......................    56,300       1,212,139
 *PlanVista Corp........................    16,600          23,240
 *Plato Learning, Inc...................    21,866         115,234
 *Play By Play Toys and Novelties,
   Inc..................................     5,900              30
 *Playboy Enterprises, Inc. Class A.....     4,700          47,846
 *#Playboy Enterprises, Inc. Class B....    25,700         293,494
 *Playtex Products, Inc.................    73,500         571,830
 *Plexus Corp...........................    50,400         604,800
 *#Plug Power, Inc......................    74,044         402,059
 *PLX Technology, Inc...................    23,800          90,678
 *Plymouth Rubber, Inc. Class B.........       200             140
 PMA Capital Corp. Class A..............    30,700         284,896
 *#PMC Sierra, Inc......................    79,700         865,542
 PNM Resources, Inc.....................    46,900       1,245,195

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Pocahontas Bancorp, Inc................     4,400  $       52,800
 *Point Therapeutics, Inc...............       660           1,584
 *Point West Capital Corp...............     3,400               3
 *Point.360.............................     9,000          23,751
 *Polycom, Inc..........................    62,302         792,481
 PolyMedica Corp........................    14,800         537,240
 Polyone Corp...........................    90,700         451,686
 *Pomeroy Computer Resource, Inc........    15,400         156,926
 Pope & Talbot, Inc.....................    18,800         213,192
 *Porta Systems Corp....................     9,600             360
 *Possis Medical, Inc...................    21,000         358,260
 Potlatch Corp..........................    33,700         838,119
 *Powell Industries, Inc................    12,700         201,295
 *Power Intergrations, Inc..............    34,700         925,067
 *PowerCerv Corp........................     1,755              70
 *Power-One, Inc........................    98,800         682,708
 *Powerwave Technologies, Inc...........    79,200         550,440
 *Pozen, Inc............................    33,600         211,344
 *PPT Vision, Inc.......................     6,800           5,100
 *PracticeWorks, Inc....................    11,625         188,906
 *PRAECIS Pharmaceuticals, Inc..........    56,232         290,157
 *Premier Financial Bancorp.............     5,200          51,485
 *#Premier Laser Systems, Inc.
   Class A..............................     3,400              34
 *#Pre-Paid Legal Services, Inc.........    25,350         641,102
 Presidential Life Corp.................    39,700         446,625
 *Presstek, Inc.........................    40,998         273,047
 *#PRG-Schultz International, Inc.......    79,700         557,900
 *Price Communications Corp.............    68,200         873,642
 *#Priceline.com, Inc...................   240,200         980,016
 *Pricesmart, Inc.......................     4,400          67,144
 *Prima Energy Corp.....................    15,362         351,022
 *Prime Hospitality Corp................    53,100         353,646
 *Prime Medical Services, Inc...........    19,000         106,400
 *PRIMEDIA, Inc.........................   302,038       1,008,807
 *Primus Knowledge Solutions, Inc.......    16,500          14,025
 *Princeton Review, Inc.................    14,600          86,578
 *Printronix, Inc.......................     5,800          58,522
 *Printware, Inc........................     3,600           4,428
 *#Priority Healthcare Corp.............    43,416         979,031
 *Private Business, Inc.................       945             558
 *Proassurance Corp.....................    35,650         998,200
 *ProBusiness Services, Inc.............    31,000         400,830
 *Procom Technology, Inc................     5,400           2,970
 *Procurenet, Inc.......................    19,700              20
 *Progenics Pharmaceuticals, Inc........    15,300         214,200
 Programmers Paradise, Inc..............     5,200          12,532
 Progress Financial Corp................     7,098         105,121
 *Progress Software Corp................    45,800         935,694
 *ProQuest Co...........................    33,700         943,600
 *ProsoftTraining.com...................     7,300           2,847
 *Protection One, Inc...................    95,000         112,100
 *Protein Design Labs, Inc..............   106,800       1,528,308
 *Proton Energy Systems, Inc............    39,300         132,441
 *Provant, Inc..........................    13,000           1,235
 Providence & Worcester Railroad Co.....     3,000          20,550
 Provident Bancorp, Inc.................     5,200         166,764
 Provident Bankshares Corp..............    28,977         742,681
 #Provident Financial Group, Inc........    20,000         511,600
 Provident Financial Holdings, Inc......     5,550         169,053
 *Province Healthcare Co................    58,425         639,754
 *Proxim Corp...........................    67,269         101,576
 *#ProxyMed, Inc........................     1,320          15,391
                                           SHARES       VALUE+
                                           ------       ------
 *PSS World Medical, Inc................    94,800  $      542,256
 Psychemedics Corp......................     5,225          45,771
 *Psychiatric Solutions, Inc............     2,433          23,965
 *PTEK Holdings, Inc....................    65,228         329,401
 Pulaski Financial Corp.................     2,700          63,963
 Pulitzer, Inc..........................    10,700         537,996
 *Puma Technology, Inc..................    36,267         134,188
 *Pure World, Inc.......................     7,600          24,396
 *PW Eagle, Inc.........................     7,000          37,450
 Pyramid Breweries, Inc.................     5,700          18,753
 *Qad, Inc..............................    39,400         283,680
 *QEP Co., Inc..........................     2,125          18,424
 *QRS Corp..............................    19,000          89,490
 *#QuadraMed Corp.......................    27,006          31,327
 Quaker Chemical Corp...................     9,100         204,750
 *Quaker City Bancorp, Inc..............     2,734         105,532
 Quaker Fabric Corp.....................    19,350         124,808
 *Quality Dining, Inc...................    11,400          23,940
 *Quality Systems, Inc..................     8,300         259,375
 *Qualstar Corp.........................     5,500          27,225
 Quanex Corp............................    19,500         622,050
 *Quanta Services, Inc..................    84,200         506,042
 *#Quantum Fuel Systems Technologies
   Worldwide, Inc.......................    14,100          27,495
 *#Quest Software, Inc..................   108,600       1,213,062
 *#Questcor Pharmaceuticals, Inc........    26,800          24,120
 *Quicklogic Corp.......................    24,000          81,600
 *Quidel Corp...........................    34,700         216,875
 *Quigley Corp..........................    13,700          88,365
 *Quiksilver, Inc.......................    65,100       1,102,143
 *Quipp, Inc............................     1,400          14,490
 Quixote Corp...........................     8,891         204,493
 *#Quokka Sports, Inc...................     1,128              17
 *Quovadx, Inc..........................    31,543         102,515
 *R & B, Inc............................     8,400          85,260
 *R H Donnelley Corp....................    35,700       1,282,344
 *Radiant Systems, Inc..................    37,200         260,400
 *Radiologix, Inc.......................    24,200          65,340
 *RadiSys Corp..........................    19,362         206,205
 *Radyne ComStream, Inc.................     9,500          20,330
 *Rag Shops, Inc........................     2,415           8,308
 *Railamerica, Inc......................    37,900         287,661
 *Rainbow Rentals, Inc..................     5,900          31,152
 *Rainbow Technologies, Inc.............    32,200         273,378
 *Ralcorp Holdings, Inc.................    33,900         852,585
 *Rambus, Inc...........................    92,400       1,655,808
 *Ramsay Youth Services, Inc............     3,900          19,227
 *Ramtron International Corp............    10,300          22,454
 *Range Resources Corp..................    66,500         399,000
 *Rare Hospitality International,
   Inc..................................    26,421         755,126
 Raven Industries, Inc..................     9,200         179,400
 Rayonier, Inc..........................    15,200         784,776
 *Rayovac Corp..........................    38,000         478,420
 *Raytech Corp..........................     7,000          41,930
 *RC2 Corp..............................    20,600         350,200
 *RCM Technologies, Inc.................    10,500          35,700
 *#RCN Corp.............................    82,600         128,030
 *RDO Equipment Co. Class A.............     5,700          33,972
 *Reading International, Inc.
   Class A..............................    18,149         101,634
 *Reading International, Inc.
   Class B..............................     1,060           5,539
 *RealNetworks , Inc....................   223,400       1,776,030
 *Recoton Corp..........................    10,200              87

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Red Hat, Inc..........................   186,600  $    1,378,974
 *#Redhook Ale Brewery, Inc.............     9,300          17,670
 Redwood Empire Bancorp.................     3,500         101,500
 *Reeds Jewelers, Inc...................       440             594
 Regal-Beloit Corp......................    30,000         601,500
 *Regeneration Technologies, Inc........    31,650         356,063
 *Regeneron Pharmaceuticals, Inc........    50,400         693,504
 *Regent Communications, Inc............    60,300         375,066
 Regis Corp.............................    43,100       1,258,520
 *Register.Com, Inc.....................    44,100         264,600
 *Rehabcare Group, Inc..................    17,300         237,875
 *Reliability, Inc......................     6,300           6,174
 Reliance Steel & Aluminum Co...........    39,200         753,032
 *Reliant Resources, Inc................    14,100          94,470
 *Reliv International, Inc..............     9,226          42,440
 *Relm Wireless Corp....................     7,600           4,180
 *Remec, Inc............................    68,650         470,939
 *RemedyTemp, Inc.......................     7,000          75,040
 *Remington Oil & Gas Corp..............    34,400         660,136
 *#Renaissance Learning, Inc............    37,600         859,160
 *Rentrak Corp..........................    10,900          64,005
 *Rent-Way, Inc.........................    30,800         145,068
 *#Repligen Corp........................    32,000         205,440
 *#Reptron Electronics, Inc.............     8,800           3,960
 Republic Bancorp, Inc..................    69,113         916,438
 Republic Bancorp, Inc. Class A.........    14,500         206,480
 Republic Bankshares, Inc...............    11,300         263,855
 *Republic First Bancorp, Inc...........     6,334          52,699
 *Res-Care, Inc.........................    27,050         120,373
 *ResMed, Inc...........................    41,300       1,643,740
 *ResortQuest International, Inc........    25,500         103,275
 Resource America, Inc..................    17,400         158,166
 *Resources Connection, Inc.............    26,500         594,925
 *Respironics, Inc......................    39,400       1,453,072
 *Restoration Hardware, Inc.............    36,100         180,500
 *Retek, Inc............................    63,800         420,378
 *#Revlon, Inc..........................    28,300          83,485
 *Rex Stores Corp.......................    12,400         155,000
 *Rexhall Industries, Inc...............     3,542           7,722
 *RF Micro Devices, Inc.................    32,800         184,992
 *RF Monolithics, Inc...................    10,100          30,674
 *#Rhythms NetConnections, Inc..........     8,900              10
 Richardson Electronics, Ltd............    12,000         108,600
 *Rigel Pharmaceuticals, Inc............    24,200          33,880
 Riggs National Corp....................    33,400         495,990
 *Right Management Consultants, Inc.....    31,162         404,801
 *Rimage Corp...........................     8,600          91,925
 *Rita Medical Systems, Inc.............    16,700          63,460
 *Riverside Group, Inc..................     1,000              35
 Riverview Bancorp, Inc.................     4,500          78,750
 Rivianna Foods, Inc....................    14,100         383,379
 *Riviera Holdings Corp.................     3,600          18,540
 RLI Corp...............................    28,700         848,946
 *RMH Teleservices, Inc.................    16,100          65,527
 *Roadhouse Grill, Inc..................    13,340           4,002
 Roadway Corp...........................    23,200         858,400
 Roanoke Electric Steel Corp............    10,900          81,750
 Robbins & Myers, Inc...................    15,200         291,536
 *Robocom Systems, Inc..................       800             176
 *Robotic Vision Systems, Inc...........    17,400           8,700
 *Rochester Medical Corp................     5,300          62,540
 Rock of Ages Co........................     4,400          26,752
                                           SHARES       VALUE+
                                           ------       ------
 Rock-Tenn Co. Class A..................    34,300  $      490,490
 *Rocky Mountain Chocolate Factory,
   Inc..................................     2,433          18,904
 *Rocky Shoes & Boots, Inc..............     4,500          40,455
 *Rofin-Sinar Technologies, Inc.........    13,000         206,310
 *Rogers Corp...........................    19,000         627,380
 *Rogue Wave Software, Inc..............    11,000          26,400
 *Rohn Industries, Inc..................    34,500           5,520
 Rollins, Inc...........................    51,300       1,057,293
 Roper Industries, Inc..................    38,500       1,412,565
 *Ross Systems, Inc.....................     2,600          35,568
 Roto-Rooter, Inc.......................    12,900         503,358
 *Rouge Industries, Inc. Class A........    15,000           6,900
 *Roxio, Inc............................     1,629          10,963
 Royal Bancshares of Pennsylvania
   Class A..............................     4,344          91,789
 #Royal Gold, Inc.......................    24,600         498,888
 *Royale Energy, Inc....................     3,041          19,584
 RPC, Inc...............................    28,600         334,620
 *RSA Security, Inc.....................    69,200         774,348
 *RTI International Metals, Inc.........    26,700         271,806
 *RTW, Inc..............................     5,150          18,386
 *Rubio's Restaurants, Inc..............     6,500          32,045
 Ruby Tuesday, Inc......................    64,800       1,494,936
 Ruddick Corp...........................    58,200         905,010
 *Rudolph Technologies, Inc.............    19,600         283,416
 *Rural Cellular Corp. Class A..........     2,800           4,956
 *Rural/Metro Corp......................    14,000          12,460
 *Rush Enterprises, Inc. Class A........     7,000          33,110
 *Rush Enterprises, Inc. Class B........     7,000          33,530
 Russ Berrie & Co., Inc.................    24,600         847,716
 Russell Corp...........................    38,700         773,226
 *RWD Technologies, Inc.................    15,200          31,312
 *Ryan's Family Steak Houses, Inc.......    49,900         641,215
 Ryerson Tull, Inc......................    29,100         257,535
 #Ryland Group, Inc.....................    32,100       2,089,710
 *S&K Famous Brands, Inc................     2,100          29,001
 S&T Bancorp, Inc.......................    35,000         991,550
 *S1 Corp...............................    83,515         350,763
 *Safeguard Scientifics, Inc............   120,400         361,200
 *SafeNet, Inc..........................    11,660         324,381
 *Safety Components International,
   Inc..................................       118             847
 *Saga Communications, Inc. Class A.....    25,125         481,144
 *Salem Communications Corp.............    21,540         534,192
 *#Salton, Inc..........................    17,200         160,132
 *Samsonite Corp........................       518             492
 *San Filippo (John B.) & Son, Inc......     5,000          78,800
 *Sanchez Computer Associates, Inc......    31,955         173,516
 Sanders Morris Harris Group, Inc.......     3,100          29,729
 Sanderson Farms, Inc...................    15,600         374,556
 *Sands Regent Casino Hotel.............     2,000           6,020
 Sandy Spring Bancorp, Inc..............    17,400         553,494
 *Sangamo BioSciences, Inc..............    36,100         141,151
 *Sangstat Medical Corp.................    31,300         429,749
 *Sapient Corp..........................    30,700          72,452
 *Satcon Technology Corp................    14,600           9,052
 *Saucony, Inc. Class A.................     2,700          31,185
 *Saucony, Inc. Class B.................     3,500          41,300
 Sauer-Danfoss, Inc.....................    49,600         468,720
 *Saxon Capital, Inc....................    17,400         297,888
 *SBE, Inc..............................     3,500           4,830
 *SBS Technologies, Inc.................    16,530         150,258

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *ScanSoft, Inc.........................    78,818  $      457,066
 *ScanSource, Inc.......................    21,200         532,120
 Schawk, Inc. Class A...................    22,200         234,210
 *Scheid Vineyards, Inc.................     2,200           6,435
 *#Schick Technologies, Inc.............     9,000          63,450
 *Schieb (Earl), Inc....................     2,200           5,720
 *Schlotzskys, Inc......................     7,200          21,960
 *Schmitt Industries, Inc...............     2,466           2,713
 Schnitzer Steel Industries, Inc.
   Class A..............................     5,200         177,320
 *Scholastic Corp.......................    36,900       1,149,804
 *Schuff International, Inc.............     7,000          12,425
 Schulman (A.), Inc.....................    38,300         656,079
 Schweitzer-Maudoit International,
   Inc..................................    17,500         420,875
 *Sciclone Pharmaceuticals, Inc.........    46,700         378,270
 *Scientific Games Corp.................    76,258         591,000
 *Scientific Learning Corp..............     4,400          17,820
 *Scientific Technologies, Inc..........     6,700          27,202
 *SCM Microsystems, Inc.................    18,800          85,540
 *SCP Pool Corp.........................    28,200         908,322
 SCPIE Holdings, Inc....................     9,300          86,955
 *SCS Transportation, Inc...............    14,450         186,983
 Seaboard Corp..........................     1,400         308,000
 *Seabulk International, Inc............     2,400          21,622
 *Seachange International, Inc..........    32,000         361,600
 Seacoast Banking Corp..................     4,500          79,875
 Seacoast Financial Services Corp.......     5,746         117,218
 *Seacor Smit, Inc......................    27,900       1,087,821
 *Seattle Genetics, Inc.................    30,095         153,184
 *Secom General Corp....................       140             214
 Second Bancorp, Inc....................     9,900         242,352
 *Secure Computing Corp.................    37,274         281,046
 *Security Associates International,
   Inc..................................     3,500             158
 *SED International Holdings, Inc.......       825             388
 *SeeBeyond Technology Corp.............    99,200         279,744
 *SEEC, Inc.............................     5,900           6,903
 *Segue Software, Inc...................     9,500          23,465
 *Selas Corp. of America................     4,750           7,220
 *Select Comfort Corp...................    37,100         595,455
 *Select Medical Corp...................    57,000       1,216,950
 *Selectica, Inc........................    45,800         147,934
 Selective Insurance Group, Inc.........    31,700         830,857
 #SEMCO Energy, Inc.....................    21,600         155,520
 *Seminis, Inc. Class A.................     6,646          21,600
 *Semitool, Inc.........................    39,200         229,712
 *Semtech Corp..........................    65,800       1,042,930
 *SEMX Corp.............................     6,300             630
 *Seneca Foods Corp. Class A............       200           3,312
 *Seneca Foods Corp. Class B............     1,300          21,905
 Sensient Technologies Corp.............    56,000       1,267,840
 *Sensytech, Inc........................     7,714         101,671
 *#Sepracor, Inc........................    56,611       1,287,900
 *Sequa Corp. Class A...................     6,900         251,229
 *Sequa Corp. Class B...................     2,600         116,454
 *Sequenom, Inc.........................    37,300         102,202
 *SeraCare Life Sciences, Inc...........     4,080          16,116
 *#Serena Software, Inc.................    48,500         960,300
 *Serologicals Corp.....................    34,850         461,763
 *Service Corp. International...........   257,600       1,071,616
 *ServiceWare Technologies, Inc.........     2,900             870
 *Servotronics, Inc.....................     1,100           2,497
 *SFBC International, Inc...............     8,700         145,290
                                           SHARES       VALUE+
                                           ------       ------
 *Shared Technologies Cellular, Inc.....    10,100  $           27
 *Sharper Image Corp....................    15,200         344,280
 *Shaw Group, Inc.......................    46,400         566,080
 *Sheffield Pharmceuticals, Inc.........    13,250           3,975
 *Shells Seafood Restaurants, Inc.......     4,400           3,080
 *Shiloh Industries, Inc................    13,500          45,900
 *Shoe Carnival, Inc....................    14,600         226,154
 *Shoe Pavilion, Inc....................     6,200           7,130
 *Sholodge, Inc.........................     5,100          16,626
 *Shopko Stores, Inc....................    36,200         423,178
 *Shuffle Master, Inc...................    20,925         560,957
 *Siebert Financial Corp................    22,300          92,768
 *Sierra Bancorp........................       300           4,647
 *Sierra Health Services, Inc...........    36,936         756,449
 *#Sierra Pacific Resources.............   131,700         711,180
 *Sifco Industries, Inc.................     5,400           8,316
 *Sigma Designs, Inc....................    19,700         206,850
 *Sigmatron International, Inc..........     2,200          14,190
 *Signature Eyewear, Inc................     3,200             800
 *Silgan Holdings, Inc..................    21,900         558,231
 *Silicon Graphics, Inc.................   193,900         222,985
 *Silicon Image, Inc....................    79,900         469,013
 *#Silicon Laboratories, Inc............    53,500       1,591,625
 *Silicon Storage Technology, Inc.......   111,800         527,696
 *Silicon Valley Bancshares.............    49,100       1,237,811
 *Siliconix, Inc........................    35,641       1,178,291
 Simmons First National Corp. Class A..      9,100         185,731
 *Simon Worldwide, Inc..................    16,400             369
 *SimpleTech, Inc.......................    46,700         161,115
 *Simpson Manufacturing Co., Inc........    29,500       1,050,200
 *Simula, Inc...........................    12,800          38,400
 *Sinclair Broadcast Group, Inc.
   Class A..............................    52,700         640,305
 *Sipex Corp............................    39,500         187,230
 *Sirenza Microdevices, Inc.............    29,700          59,697
 *Sitel Corp............................    74,000         105,820
 *Six Flags, Inc........................   108,500         817,005
 SJW Corp...............................     3,000         257,250
 *Skechers U.S.A., Inc. Class A.........    22,300         166,804
 *SkillSoft P.L.C.......................    39,392         164,265
 Sky Financial Group, Inc...............       819          17,428
 Skyline Corp...........................     8,300         237,712
 Skywest, Inc...........................    63,200         864,576
 *#Skyworks Solutions, Inc..............   130,517         971,046
 *SL Industries, Inc....................     5,900          41,300
 *SM&A..................................    17,700         177,000
 *Smart & Final Food, Inc...............    29,200         127,020
 *SmartDisk Corp........................     8,500           1,148
 *Smith & Wollensky Restaurant Group,
   Inc..................................     1,700           7,616
 Smith (A.O.) Corp......................    26,000         826,280
 Smith (A.O.) Corp. Convertible
   Class A..............................     3,750         119,175
 *#Smith Micro Software, Inc............    21,400          68,266
 *Smithway Motor Express Corp.
   Class A..............................     4,000           3,880
 *#Socrates Technologies Corp...........    18,400              64
 *Sola International, Inc...............    29,500         445,450
 Solutia, Inc...........................   128,900         331,273
 *Somera Communications, Inc............    41,300          64,056
 *Sonic Automotive, Inc.................    34,000         634,440
 *Sonic Corp............................    46,425       1,201,943

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Sonic Foundry, Inc....................     7,400  $        4,588
 *Sonic Innovations, Inc................    19,600          81,340
 *#Sonic Solutions......................    20,300         140,476
 *SonicWALL, Inc........................    78,200         405,858
 *SonoSite, Inc.........................    17,033         377,451
 *Sonus Networks, Inc...................    33,300         154,845
 *Sonus Pharmaceuticals, Inc............    16,400          66,420
 *SOS Staffing Services, Inc............    12,600           4,662
 *Sotheby's Holdings, Inc. Class A......    62,900         510,119
 *SoundView Technology Group, Inc.......    26,800          47,704
 *Source Information Management, Inc....    21,900         158,556
 *Source Media, Inc.....................    27,400             219
 *Sourcecorp, Inc.......................    18,902         359,705
 South Financial Group, Inc.............    53,127       1,290,986
 South Jersey Industries, Inc...........    14,700         547,869
 Southern Banc Company, Inc.............       200           2,920
 *Southern Energy Homes, Inc............    11,925          20,392
 *Southern Union Co.....................    65,804       1,072,605
 *Southwall Technologies, Inc...........    13,600          17,680
 Southwest Bancorp, Inc.................     5,700         146,775
 *Southwest Bancorporation of Texas,
   Inc..................................    40,800       1,343,952
 Southwest Gas Corp.....................    39,900         847,875
 Southwest Water Co.....................    11,692         157,608
 *Southwestern Energy Co................    30,900         464,118
 *#Spacehab, Inc........................    11,500          11,845
 Span-American Medical System, Inc......     2,400          21,000
 *Spanish Broadcasting System, Inc......    46,300         350,954
 *SPAR Group, Inc.......................     1,500           7,560
 Spartan Motors, Inc....................    14,400         123,120
 *Spartan Stores, Inc...................    23,875          62,553
 Spartech Corp..........................    35,600         708,440
 *Sparton Corp..........................     7,560          63,504
 *Specialty Laboratories, Inc...........    31,300         306,114
 *SpectraLink Corp......................    22,500         225,000
 *Spectranetics Corp....................    29,002          87,876
 *Spectrum Control, Inc.................    13,000          69,940
 *SpectRx, Inc..........................     8,900          15,130
 *SpeechWorks International, Inc........    36,561         180,611
 Speedway Motorsports, Inc..............    50,700       1,320,735
 *Speizman Industries, Inc..............     2,900           1,856
 *Spherion Corp.........................    70,200         369,954
 *Spherix, Inc..........................    12,100          93,291
 *Spiegel, Inc. Class A Non-Voting......    14,900           1,527
 *Spinnaker Exploration Co..............    37,700         997,542
 *Spire Corp............................     6,700          20,770
 *Sport Chalet, Inc.....................     2,700          18,900
 *Sport Supply Group, Inc...............     8,900          16,020
 *Sport-Haley, Inc......................     2,700          10,247
 *Sports Authority, Inc.................    37,500         370,500
 *Sports Club Co., Inc..................    20,100          56,280
 *SportsLine.Com, Inc...................    33,400          48,096
 *Sportsman's Guide, Inc................     4,700          47,000
 *SPS Technologies, Inc.................    13,600         341,768
 *SPSS, Inc.............................    20,629         320,162
 *SRI/Surgical Express, Inc.............     6,100          33,550
 *SRS Labs, Inc.........................    12,600          38,430
 *SS&C Technologies, Inc................    15,100         245,375
 *SSE Telecom, Inc......................     6,000              21
 St. Francis Capital Corp...............     9,200         263,948
 St. Mary Land & Exploration Co.........    37,700       1,055,600
 *Staar Surgical Co.....................    20,700         230,391
                                           SHARES       VALUE+
                                           ------       ------
 *Stamps.com, Inc.......................    51,351  $      261,890
 *#Standard Automotive Corp.............     4,400               0
 Standard Commercial Corp...............    14,729         263,649
 *Standard Management Corp..............     7,600          30,400
 *Standard Microsystems Corp............    20,000         295,800
 Standard Motor Products, Inc.
   Class A..............................    12,400         156,612
 Standard Pacific Corp..................    40,900       1,406,142
 Standard Register Co...................    28,400         496,148
 Standex International Corp.............    13,900         284,950
 Stanley Furniture, Inc.................     6,700         174,535
 *Star Buffet, Inc......................     2,800           6,048
 *Star Multi Care Service, Inc..........       454              34
 *Star Scientific, Inc..................    22,200          61,716
 *Starcraft Corp........................     2,625          52,369
 Starrett (L.S.) Co. Class A............     5,000          63,900
 *Startec Global Communications Corp....     9,700             131
 *StarTek, Inc..........................    17,000         450,500
 State Auto Financial Corp..............    46,800       1,094,184
 State Financial Services Corp.
   Class A..............................     7,800         171,990
 Staten Island Bancorp, Inc.............    71,600       1,380,448
 *#Station Casinos, Inc.................    57,850       1,301,625
 *Steak n Shake Co......................    31,518         445,349
 *Steel Dynamics, Inc...................    55,000         735,900
 Steel Technologies, Inc................    11,700         121,680
 *SteelCloud Co.........................    10,200          15,708
 *Stein Mart, Inc.......................    47,400         278,238
 *Steinway Musical Instruments, Inc.....     8,800         117,480
 *Stellent, Inc.........................    24,900         136,452
 *#Stemcells, Inc.......................     2,600           4,472
 Stepan Co..............................     8,400         207,144
 Stephan Co.............................     3,500          12,775
 *Stericycle, Inc.......................    12,200         482,632
 Sterling Bancorp.......................    14,181         416,071
 Sterling Bancshares....................    52,450         625,729
 *Sterling Financial Corp...............    15,321         364,968
 Stewart & Stevenson Services, Inc......    33,600         484,512
 *Stewart Enterprises, Inc..............   129,900         545,580
 *Stewart Information Services Corp.....    18,900         528,255
 *Stifel Financial Corp.................     6,100          76,372
 *Stillwater Mining Co..................    52,400         224,272
 *STM Wireless, Inc. Class A............     6,800              68
 *Stone Energy Corp.....................    31,563       1,290,927
 *Stoneridge, Inc.......................    25,400         299,212
 *Storage Engine, Inc...................       283             224
 *StorageNetworks, Inc..................    60,800          83,296
 *Stratasys, Inc........................     6,300         162,918
 *Strategic Diagnostics, Inc............    22,700         118,040
 *Strategic Distribution, Inc...........     3,029          42,409
 *Stratesec, Inc........................     7,300             584
 *Stratex Networks, Inc.................    99,000         321,750
 *Stratos Lightwave, Inc................     3,936          20,664
 *Strattec Security Corp................     4,100         218,612
 *Stratus Properties, Inc...............     7,050          58,522
 Strayer Ed, Inc........................     8,300         553,859
 Stride Rite Corp.......................    47,200         424,800
 Sturm Ruger & Co., Inc.................    33,500         318,585
 *#Styleclick, Inc. Class A.............    12,700               1
 *Suburban Lodges of America, Inc.
   Escrow Shares........................    18,500               0
 Suffolk Bancorp........................     8,600         281,822

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Summa Industries, Inc.................     5,200  $       37,128
 *Summit America Television, Inc........    50,915         153,254
 Summit Bancshares, Inc.................     2,000          47,320
 Summit Bank Corp.......................     1,680          22,109
 *Sun Bancorp, Inc......................    11,682         216,117
 Sun Hydraulics, Inc....................     4,900          40,303
 *Sunair Electronics, Inc...............     3,000          11,400
 *Sundance Homes, Inc...................     3,000              20
 *Sunland Entertainment Co., Inc........       450             338
 *SunLink Health Systems, Inc...........     1,048           2,379
 *#Sunrise Assisted Living, Inc.........    27,865         696,625
 *Sunrise Telecom, Inc..................     3,600           8,100
 *Suntron Corp..........................     5,265          16,216
 *Superconductor Technologies, Inc......    28,640          78,760
 *#Supergen, Inc........................    39,400         198,576
 *Superior Consultant Holdings Corp.....    10,700          29,350
 *Superior Energy Services, Inc.........    87,700       1,003,288
 Superior Financial Corp................    10,700         251,450
 #Superior Industries International,
   Inc..................................    29,200       1,141,428
 *#Superior Telecom, Inc................    22,600             271
 Superior Uniform Group, Inc............     7,000          77,700
 *Supertex, Inc.........................    15,200         260,072
 *SupportSoft, Inc......................    39,800         191,040
 *Supreme Industries, Inc...............     9,171          48,377
 *#SureBeam Corp........................    82,096         262,707
 *#SurModics, Inc.......................    20,800         812,656
 Susquehanna Bancshares, Inc............    47,500       1,094,875
 *Swift Energy Corp.....................    33,400         395,790
 *Swisher International, Inc............       700             630
 *Switchboard, Inc......................    17,500          68,950
 SWS Group, Inc.........................    19,618         367,838
 *Sybase, Inc...........................    20,100         254,265
 *Sybron Dental Specialties, Inc........    47,500       1,030,750
 *Sycamore Networks, Inc................   104,852         445,621
 *Sykes Enterprises, Inc................    45,200         230,068
 *Sylvan Learning Systems, Inc..........    49,100       1,024,226
 *Sylvan, Inc...........................     5,400          59,146
 *Symmetricom, Inc......................    50,467         234,672
 *Symphonix Devices, Inc................     4,400             150
 *Syms Corp.............................    22,000         161,040
 *Symyx Technologies....................    37,200         632,400
 *Synalloy Corp.........................     5,900          30,680
 *Synbiotics Corp.......................     6,600             990
 *Synovis Life Technologies, Inc........    11,600         206,596
 *Synplicity, Inc.......................     2,600          12,870
 *Syntel, Inc...........................    46,500         703,080
 *Synthetech, Inc.......................    14,200          18,460
 *Syntroleum Corp.......................    35,293          69,527
 Sypris Solutions, Inc..................     2,250          20,700
 *Systemax, Inc.........................    33,900         125,430
 *Systems & Computer Technology Corp....    38,800         323,592
 *T-3 Energy Services, Inc..............     1,250           8,750
 *#T-HQ, Inc............................    48,600         689,148
 *T-Netix, Inc..........................    15,000          31,500
 *#Tag-It Pacific, Inc..................     9,200          45,080
 *Taitron Components, Inc...............     5,000           5,750
 *#Take Two Interactive Software........    49,600       1,252,400
 *TALK America Holdings, Inc............    33,009         294,770
 TALX Corp..............................    13,838         250,745
 *Tandy Brand Accessories, Inc..........     5,900          63,425
 *Tanning Technology Corp...............     5,500           6,215
                                           SHARES       VALUE+
                                           ------       ------
 *Tanox, Inc............................    54,700  $      975,848
 *Tarantella, Inc.......................    16,500           7,755
 *Tarrant Apparel Group.................    15,800          56,880
 Tasty Baking Co........................     9,700          88,270
 TB Woods Corp..........................     7,600          41,800
 *TBA Entertainment Corp................     7,300           6,205
 *TBC Corp..............................    25,050         450,900
 *TEAM America, Inc.....................     2,800           2,800
 *Team, Inc.............................     7,600          59,280
 *TeamStaff, Inc........................    16,000          34,560
 Tech/Ops Sevcon, Inc...................     3,100          14,043
 *Techdyne, Inc.........................     6,500          10,069
 Teche Holding Co.......................       700          21,210
 *Techne Corp...........................    45,700       1,325,300
 *Technical Communications Corp.........       400             370
 *Technical Olympic USA, Inc............     8,500         212,500
 *Technitrol, Inc.......................    48,200         832,414
 Technology Research Corp...............     5,400          16,254
 *Technology Solutions Corp.............    42,400          47,912
 *TechTeam Global, Inc..................    10,900          71,395
 Tecumseh Products Co. Class A..........    15,300         588,285
 *Tegal Corp............................     5,000           3,700
 *Tejon Ranch Co........................    13,900         431,595
 *Tekelec...............................    72,700       1,041,064
 *Teledyne Technologies Inc.............    38,600         580,544
 *Teletech Holdings, Inc................    89,800         405,896
 *Telik, Inc............................    43,000         628,230
 *Telular Corp..........................    12,800          59,520
 *Temtex Industries, Inc................     2,000             260
 *TenFold Corp..........................     4,500           8,640
 Tennant Co.............................     9,900         346,005
 *Tenneco Automotive, Inc...............    49,600         190,464
 *Terayon Communication Systems, Inc....    75,600         223,776
 *Terex Corp............................    65,248       1,158,152
 *Terra Industries, Inc.................    76,100         111,867
 *Tesoro Petroleum Corp.................    76,800         538,368
 *Tessco Technologies, Inc..............     4,500          33,075
 *#Tetra Tech, Inc......................    64,026       1,085,241
 *Tetra Technologies, Inc...............    17,000         501,840
 Texas Industries, Inc..................    25,300         559,383
 Texas Regional Banchshares, Inc.
   Class A..............................    35,524       1,300,178
 TF Financial Corp......................     2,600          79,300
 *Thackeray Corp........................     4,100           6,376
 The Banc Corp..........................    10,200          66,300
 The Brink's Co.........................    69,218       1,095,721
 *The Medicines Co......................    54,491       1,275,089
 #The Phoenix Companies, Inc............    66,400         558,424
 *The Rowe Companies....................    13,100          24,890
 *Theragenics Corp......................    33,800         143,988
 *Therasense, Inc.......................    26,500         264,735
 *Thermwood Corp........................       200              90
 *TheStreet.com, Inc....................    28,500         149,340
 *Third Wave Technologies...............    48,412         190,259
 Thistle Group Holdings Co..............     7,100         108,062
 *Thomas & Betts Corp...................    70,100       1,078,138
 *Thomas Group, Inc.....................     4,000           2,800
 Thomas Industries, Inc.................    15,150         445,410
 Thor Industries, Inc...................    35,600       1,381,280
 *Thoratec Corp.........................    66,043         906,770
 *Three-Five Systems, Inc...............    28,199         191,189

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *TIBCO Software, Inc...................   104,730  $      507,941
 *Tickets.com, Inc......................     1,600             720
 *#Tidel Technologies, Inc..............    10,500           1,785
 *Tier Technologies, Inc. Class B.......    21,800         192,058
 *TII Network Technologies, Inc.........    11,260           3,828
 Timberland Bancorp, Inc................     3,900          82,524
 Timberline Software Corp...............    11,700          65,052
 *Timco Aviation Services, Inc..........     2,749             907
 *Time Warner Telecom, Inc..............    20,787         120,565
 Timken Co..............................    43,200         707,616
 *Tipperary Corp........................    17,900          37,590
 *Titan Corp............................   106,899         928,952
 Titan International, Inc...............    19,600          13,720
 *Titan Pharmaceuticals, Inc............    27,500          61,600
 *Titanium Metals Corp..................     3,170          74,971
 *TiVo, Inc.............................    69,159         622,431
 *TLC Vision Corp.......................    33,060         115,710
 *TMBR/Sharp Drilling, Inc..............     5,400         110,268
 Todd Shipyards Corp....................     5,200          73,320
 *Todhunter International, Inc..........     4,600          46,368
 *Tofutti Brands, Inc...................     6,900          17,664
 *Tollgrade Communications, Inc.........    16,291         299,754
 Tompkins County Trustco, Inc...........       330          15,015
 *#Too, Inc.............................    41,000         714,630
 *Topps, Inc............................    48,900         448,902
 *Toreador Resources Corp...............     4,900          14,504
 Toro Co................................    28,100       1,122,314
 *Total Entertainment Restaurant Corp...     8,800          67,320
 *Tower Automotive, Inc.................    81,700         293,303
 *Tractor Supply Co.....................    21,800         987,540
 *Tradestation Group, Inc...............    47,500         387,268
 *Traffix, Inc..........................    20,900          59,962
 *Trailer Bridge, Inc...................     9,800          29,400
 *Trammell Crow Co......................    46,300         469,482
 *Trans World Entertainment Corp........    57,100         226,116
 *Transact Technologies, Inc............     5,700          73,137
 *Transaction Systems Architects, Inc...    35,200         316,448
 *TransAxis, Inc........................        72              40
 *Transcat, Inc.........................     6,100           8,540
 *Transgenomic, Inc.....................    10,800          19,980
 *Transkaryotic Therapies, Inc..........    40,500         300,510
 *Transmeta Corp........................    28,700          44,772
 *Transmontaigne Oil Co.................    37,500         180,375
 *Transport Corp. of America............     5,200          31,616
 *Transport Industries, Inc.............     1,400           7,490
 *Transportation Components, Inc........    17,900             125
 *Transpro, Inc.........................    10,100          41,511
 *Transtechnology Corp..................     6,200          32,612
 *TransTexas Gas Corp. Class A..........       236               4
 *Travis Boats & Motors, Inc............     3,300           2,475
 *#TRC Companies, Inc...................    15,900         193,503
 Tredegar Industries, Inc...............    45,100         635,910
 Trenwick Group, Ltd....................    11,975           2,156
 *#Trex Co., Inc........................    17,600         754,160
 *Triad Guaranty, Inc...................    17,000         650,930
 *Triarc Companies, Inc. Class A........    24,500         671,790
 Trico Bancshares.......................     4,950         123,503
 *Trico Marine Services, Inc............    41,600         114,400
 *Trident Microsystems, Inc.............    16,400          95,940
 *Trimble Navigation, Ltd...............    37,800       1,017,954
 *#Trimedyne, Inc.......................     4,300           1,935
 *#Trimeris, Inc........................    25,700       1,267,781
                                           SHARES       VALUE+
                                           ------       ------
 Trinity Industries, Inc................    53,400  $      923,820
 *Trio-Tech International...............       400             924
 *TriPath Imaging, Inc..................    47,952         326,074
 *Tripos, Inc...........................     9,820          59,794
 *Triquint Semiconductor, Inc...........   122,097         566,530
 *Tristar Corp..........................     1,000               2
 *Triton PCS Holdings, Inc..............    75,400         350,610
 *Triumph Group.........................    17,300         545,123
 *TriZetto Group, Inc...................    61,100         369,655
 *TRM Corp..............................     7,000          12,110
 *Tropical Sportswear International
   Corp.................................     7,800          45,552
 *Trover Solutions, Inc.................     9,300          54,033
 Troy Financial Corp....................       315           8,537
 *#Troy Group, Inc......................    10,900          29,321
 *Trump Hotels & Casino Resorts, Inc....    21,000          42,210
 Trust Co. of New Jersey................    22,019         654,625
 Trustco Bank Corp......................    88,952       1,021,169
 *TSR, Inc..............................     4,400          29,040
 *TTM Technologies, Inc.................    47,800         221,314
 *Tuesday Morning Corp..................    48,200       1,105,708
 *Tufco Technologies, Inc...............     4,500          31,365
 *Tularik, Inc..........................    65,800         617,862
 *Tumbleweed Communications Corp........    30,595          61,190
 Tupperware Corp........................    70,000       1,111,600
 *#TurboChef Technologies, Inc..........    20,500           8,200
 *Turnstone Systems, Inc................    73,942         195,946
 *Tut Systems, Inc......................    11,100          39,627
 *Tweeter Home Entertainment Group,
   Inc..................................    25,600         195,072
 Twin Disc, Inc.........................     2,800          36,820
 *Twinlab Corp..........................    28,200           7,614
 *Tyler Technologies, Inc...............    60,300         273,762
 *#U.S. Aggregates, Inc.................     1,600               4
 *U.S. Concrete, Inc....................    31,200         122,928
 *U.S. Home & Garden, Inc...............    17,500           8,925
 *U.S. Industries, Inc..................    89,700         383,019
 *U.S. Physical Therapy, Inc............    13,850         181,158
 *#U.S. Plastic Lumber Corp.............    12,600           2,520
 *U.S. Xpress Enterprises, Inc.
   Class A..............................    10,823         131,608
 *Ubics, Inc............................     6,900           1,553
 #UCBH Holdings, Inc....................    47,200       1,224,840
 *UFP Technologies, Inc.................     3,800           4,180
 #UGI Corp..............................    42,900       1,467,180
 *UICI..................................    60,200         862,666
 UIL Holdings Corp......................    16,900         745,797
 *Ulticom, Inc..........................    49,000         477,750
 *Ultimate Electronics, Inc.............    17,500         186,550
 *Ultimate Software Group, Inc..........    15,800          70,310
 *Ultradata Systems, Inc................     2,000             220
 *Ultralife Batteries, Inc..............    13,100         116,197
 *Ultratech Stepper, Inc................    31,100         548,293
 UMB Financial Corp.....................    26,365       1,107,330
 Umpqua Holdings Corp...................    33,903         672,975
 *#Unapix Entertainment, Inc............     6,100               3
 *Unico American Corp...................     5,500          20,955
 *Unifi, Inc............................    69,000         476,790
 Unifirst Corp..........................     8,950         161,100
 *Unify Corp............................    16,400           6,396
 *Unimark Group, Inc....................    10,100           4,545
 *Uni-Marts, Inc........................     6,500          11,830
 Union Community Bancorp................     2,300          38,985

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Uniroyal Technology Corp..............    13,300  $          206
 Unisource Energy Corp..................    40,280         759,278
 *Unit Corp.............................    54,200       1,192,400
 *United Auto Group, Inc................    48,500         911,800
 United Bankshares, Inc. WV.............    42,200       1,284,990
 United Community Banks, Inc............    24,386         635,499
 United Community Financial Corp........    41,404         379,261
 United Financial Corp..................       440          12,298
 United Fire & Casualty Co..............     6,200         201,438
 United Guardian, Inc...................     1,900          11,989
 United Industrial Corp.................    15,700         230,633
 United National Bancorp................    22,900         602,270
 *United Natural Foods, Inc.............    23,000         637,100
 *United Online, Inc....................    49,202       1,059,811
 *United PanAm Financial Corp...........       600           5,808
 United Parcel, Inc. - Restricted
   Escrow...............................    10,700          10,401
 *United Rentals, Inc...................    89,500       1,143,810
 *United Retail Group, Inc..............    13,100          24,877
 *United Road Services, Inc.............       720              65
 *United Stationers, Inc................    39,600       1,207,008
 *#United Surgical Partners
   International, Inc...................    32,600         710,680
 *United Therapeutics Corp..............    25,100         502,000
 *#UnitedGlobalCom, Inc.................    80,000         368,800
 Unitil Corp............................     4,700         114,210
 *Unity Bancorp, Inc....................     5,460          48,867
 *Universal Access Global Holdings,
   Inc..................................    44,700          14,751
 *Universal American Financial Corp.....    68,100         442,650
 *Universal Compression Holdings, Inc...    32,700         693,240
 Universal Corp.........................    31,100       1,302,468
 *Universal Display Corp................    26,200         268,812
 *Universal Electronics, Inc............    16,400         189,420
 Universal Forest Products, Inc.........    21,300         410,451
 *Universal Stainless & Alloy Products,
   Inc..................................     6,000          31,740
 Unizan Financial Corp..................    26,034         458,198
 *Unova, Inc............................    70,500         728,970
 *UQM Technologies, Inc.................    20,500          54,120
 *Urban Outfitters, Inc.................    23,300         776,356
 *Urologix, Inc.........................    18,600          57,660
 *URS Corp..............................    35,300         590,216
 *US Energy Corp........................    11,500          54,832
 *#US LEC Corp..........................    14,100          54,934
 *US Liquids, Inc.......................     6,200           1,240
 *US Oncology, Inc......................   109,182         933,506
 *USA Truck, Inc........................     9,300          86,490
 *#USAir Group, Inc.....................    84,700           6,903
 *#USANA, Inc...........................    11,300         407,365
 USB Holding Co., Inc...................    16,285         288,407
 *USDATA Corp...........................     2,820           1,114
 Usec, Inc..............................   102,100         639,146
 USF Corp...............................    32,400         970,056
 *Utah Medical, Inc.....................     5,000          97,050
 *V-ONE Corp............................    13,700           1,987
 *V.I. Technologies, Inc................       300             381
 Vail Banks Inc.........................     1,300          16,055
 *Vail Resorts, Inc.....................    30,700         362,260
 *#Valence Technology, Inc..............    20,900          92,378
 Valhi, Inc.............................    14,440         136,314
 *Valley National Gases, Inc............     4,200          22,050
                                           SHARES       VALUE+
                                           ------       ------
 Valmont Industries, Inc................    26,200  $      523,738
 *Valpey Fisher Corp....................     1,650           4,183
 *Value City Department Stores, Inc.....    37,600         111,672
 Value Line, Inc........................     9,900         479,061
 *ValueClick, Inc.......................    87,200         445,592
 *Valuevision Media, Inc. Class A.......    43,400         595,448
 *Vans, Inc.............................    20,600         143,788
 *Varian Semiconductor Equipment
   Associates, Inc......................    41,000       1,143,490
 *Varian, Inc...........................    38,400       1,234,176
 *Variflex, Inc.........................     4,600          25,530
 *#Vari-L Co., Inc......................     2,100           1,176
 *Varsity Brands, Inc...................     9,255          59,741
 *Vascular Solutions, Inc...............     1,800           2,052
 *Vastera, Inc..........................    45,479         220,573
 *#Vaxgen, Inc..........................    17,200          79,808
 *VCA Antech, Inc.......................    44,400         834,720
 #Vector Group, Ltd.....................    42,755         726,835
 *Veeco Instruments, Inc................    37,300         719,517
 *Ventana Medical Systems, Inc..........    19,700         492,303
 *Venture Catalyst, Inc.................     7,200           1,800
 *Verilink Corp.........................    15,400          17,556
 *Veritas DGC, Inc......................    36,100         337,535
 *Verity, Inc...........................    40,600         844,480
 *Vermont Pure Holdings, Ltd............    17,300          64,529
 *Versant Corp..........................     5,400           4,536
 *Versar, Inc...........................     6,800          18,700
 *#Verso Technologies, Inc..............    12,096          15,725
 *Vertex Pharmaceuticals, Inc...........    85,656       1,244,582
 *Verticalbuyer Inc.....................       920              11
 Vesta Insurance Group, Inc.............    44,300         112,079
 *Vialta, Inc...........................    64,595          21,316
 *Viasat, Inc...........................    30,800         374,158
 *Vical, Inc............................    21,655          91,601
 *Vicon Industries, Inc.................     4,600          12,880
 *Vicor Corp............................    38,200         333,104
 *Vicuron Pharmaceuticals, Inc..........    57,400         823,116
 *#Video Display Corp...................     3,600          23,864
 *#Viewpoint Corp.......................    10,500          13,020
 *Vignette Corp.........................   102,000         244,800
 *Viisage Technology, Inc...............    23,600         109,740
 Vintage Petroleum, Inc.................    91,000       1,073,800
 *Virage Logic Corp.....................    23,100         136,983
 *Virbac Corp...........................    22,000         119,680
 Virco Manufacturing Corp...............    13,269         116,635
 *Virologic, Inc........................    24,500          30,380
 *#ViroPharma, Inc......................    31,100          99,520
 *Virtualfund.Com, Inc..................    22,400             560
 *Vision Sciences, Inc..................     5,100           7,089
 *Vista Medical Technologies, Inc.......     7,500           6,750
 Visteon Corp...........................   150,600         926,190
 *Visual Networks, Inc..................    31,900          45,330
 *Visx, Inc. DE.........................    67,000       1,162,450
 Vital Signs, Inc.......................    13,800         357,420
 *VitalWorks, Inc.......................    51,500         197,245
 *#Vitech America, Inc..................    14,850              39
 *Vitesse Semiconductor, Inc............    80,500         404,110
 *Vivus, Inc............................    38,760         193,800
 *Vixel Corp............................    25,258         108,609
 *VLPS Lighting Services International,
   Inc..................................     4,800          12,000
 *Vodavi Technology, Inc................     4,300          10,234

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Volt Information Sciences, Inc........    20,600  $      278,100
 Vulcan International Corp..............       700          24,080
 *Vyyo, Inc.............................     4,400          13,420
 *#W-H Energy Services, Inc.............    31,600         687,932
 W.P. Carey & Co. LLC...................    17,200         497,940
 *Wabash National Corp..................    30,900         385,941
 Wabtec Corp............................    52,000         712,920
 *Wackenhut Corrections Corp............    23,400         344,916
 Walter Industries, Inc.................    59,000         696,200
 *#Warnaco Group, Inc...................     2,900               3
 Warwick Community Bancorp, Inc.........     5,000         150,500
 *Warwick Valley Telephone Co...........       100           7,837
 Washington Banking Co..................     4,070          60,033
 Washington Savings Bank FSB............     2,400          19,800
 Washington Trust Bancorp, Inc..........    12,200         280,490
 *Waste Connections, Inc................    34,900       1,188,694
 *Waste Industries USA, Inc.............    19,300         135,872
 *WatchGuard Technologoes, Inc..........    38,100         190,500
 *Water Pik Technologies, Inc...........     7,100          46,363
 *Waterlink, Inc........................    19,200           1,440
 Waters Instruments, Inc................       300           1,290
 Watsco, Inc. Class A...................    32,300         507,110
 Watsco, Inc. Class B...................     1,350          21,195
 Watts Industries, Inc. Class A.........    22,400         392,000
 Wausau-Mosinee Paper Corp..............    60,100         676,125
 Waypoint Financial Corp................    44,882         839,742
 WD-40 Co...............................    18,200         472,836
 *Webb Interactive Services, Inc........     5,300           4,770
 *Webco Industries, Inc.................     6,000          18,960
 *WebEx Communications, Inc.............    48,900         629,832
 *Webhire, Inc..........................     4,480           1,859
 *#WebLink Wireless, Inc................    54,300              54
 *webMethods, Inc.......................    61,300         585,415
 *Websense, Inc.........................    25,800         415,896
 *Weider Nutrition International,
   Inc..................................    10,500          24,465
 Wellco Enterprises, Inc................     1,000          11,100
 Wellman, Inc...........................    46,600         524,250
 *Wells-Gardner Electronics Corp........     5,811          12,900
 Wesbanco, Inc..........................    23,921         603,766
 *WESCO International, Inc..............     7,100          35,074
 West Coast Bancorp.....................    18,509         310,026
 *West Marine, Inc......................    23,100         395,934
 West Pharmaceutical Services, Inc......    15,100         379,614
 *Westaff, Inc..........................    15,900          35,060
 Westamerica Bancorporation.............     2,000          88,860
 Westar Energy, Inc.....................    89,400       1,423,248
 Westbank Corp..........................     4,515          64,248
 *Westcoast Hospitality Corp............    12,900          49,020
 Westcorp, Inc..........................    44,840       1,246,552
 *Westell Technologies, Inc.............    50,480         388,696
 Western Gas Resources, Inc.............    32,800       1,295,272
 Western Ohio Financial Corp............       900          22,068
 *Western Power & Equipment Corp........     3,373             506
 *Western Sierra Bancorp................       400          13,380
 *Western Wireless Corp.................    82,500         881,925
 *Westmoreland Coal Co..................       800          12,992
 Westwood Holdings Group, Inc...........     6,479         100,554
 *Wet Seal, Inc. Class A................    27,975         296,535
 *WFS Financial, Inc....................    40,800       1,173,367
 WGL Holdings, Inc......................    14,000         388,640
 *White Electronics Designs Corp........    24,865         233,731
 *Whitehall Jewelers, Inc...............    16,750         160,465
                                           SHARES       VALUE+
                                           ------       ------
 *Whitman Education Group, Inc..........    13,100  $      190,474
 Whitney Holdings Corp..................    15,300         520,047
 *WHX Corp..............................     5,833          11,783
 *Wickes, Inc...........................     4,400           4,664
 *Wild Oats Markets, Inc................    35,650         377,177
 *William Lyon Homes, Inc...............    10,200         314,670
 *Williams Industries, Inc..............     1,200           4,260
 *Willis Lease Finance Corp.............     7,900          39,895
 *Wilshire Financial Services Group,
   Inc..................................       137             555
 *Wilshire Oil Co. of Texas.............     7,107          31,555
 *Wilson Greatbatch Technologies, Inc...    26,300         967,840
 *Wilsons The Leather Experts, Inc......    21,645         123,809
 *Wind River Systems, Inc...............    85,096         316,557
 *Winmark Corp..........................     3,800          50,692
 #Winnebago Industries, Inc.............    20,700         823,032
 Wintrust Financial Corp................    20,650         619,294
 *Wire One Technologies, Inc............    32,050          88,138
 *Wireless Facilities, Inc..............    59,800         600,990
 Wireless Telecom Group, Inc............    24,100          51,574
 *Wireless WebConnect!, Inc.............     8,900              45
 *Wireless Xcessories Group.............     5,100           1,581
 *Wiser Oil Co..........................    10,300          51,706
 *Witness Systems, Inc..................    25,100         104,667
 *WJ Communications, Inc................    50,400          57,456
 *WMS Industries, Inc...................    37,000         547,600
 Wolohan Lumber Co......................     1,600          37,688
 *Wolverine Tube, Inc...................    17,700         104,430
 Wolverine World Wide, Inc..............    61,200       1,124,244
 *#Women First HealthCare, Inc..........     3,600           5,832
 Woodhead Industries, Inc...............    14,300         176,319
 Woodward Governor Co...................    12,200         469,200
 *Workflow Management, Inc..............    14,621          55,706
 *World Acceptance Corp.................    19,400         273,928
 *#World Access, Inc....................    35,372              18
 World Fuel Services Corp...............    12,800         316,288
 *World Wrestling Federation
   Entertainment, Inc...................    17,400         177,132
 *WorldGate Communications, Inc.........     6,500           2,275
 *WorldQuest Networks, Inc..............     1,500           3,225
 *Worldwide Restaurant Concepts, Inc....    32,600          92,910
 #WPS Resources Corp....................    31,200       1,340,976
 *Wright Medical Group, Inc.............    39,100         796,858
 *WSI Industries, Inc...................     2,000           2,450
 X-Rite, Inc............................    24,100         241,000
 *Xanser Corp...........................    32,900          77,315
 *Xeta Corp.............................     9,200          36,156
 *Xicor, Inc............................    27,900         180,513
 *#XM Satellite Radio Holdings, Inc.....   106,881       1,212,031
 *Yankee Candle Co., Inc................    65,200       1,392,020
 Yardville National Bancorp.............     8,000         153,440
 *Yellow Corp...........................    35,300         927,684
 York International Corp................    45,900       1,188,351
 *Young Broadcasting, Inc. Class A......    21,107         449,157
 *Zale Corp.............................    29,900       1,086,865
 *Zany Brainy, Inc......................    11,960              48
 *Zapata Corp...........................     2,340          84,287
 Zenith National Insurance Corp.........    18,600         506,850
 *Zevex International, Inc..............     3,400          10,132
 *Zila, Inc.............................    37,957          70,220
 *#Zix Corp.............................    24,726         106,816
 *Zoll Medical Corp.....................    10,000         331,600

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Zoltek Companies, Inc.................    22,100  $       62,985
 *Zomax, Inc............................    36,900         122,877
 *#Zonagen, Inc.........................    11,400          18,354
 *Zones, Inc............................    13,500          13,905
 *Zoran Corp............................    31,450         643,782
 *Zygo Corp.............................    22,900         160,757
 *Zymetx, Inc...........................     8,600             129
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $1,072,773,127).................             1,001,643,138
                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
 *American Banknote Corp. Warrants
   Series 1 10/01/07....................        30               0
 *American Banknote Corp. Warrants
   Series 2 10/10/07....................        30               0
 *Anacomp, Inc. Class B Warrants
   12/10/06.............................     1,139              23
 *#Angeion Corp. Warrants 10/31/07......       215               0
 *Aura Systems Warrants 05/31/05........     1,262               0
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................     9,947          36,307
 *CSF Holding, Inc. Litigation Rights...     3,250               0
 *Del Global Technologies Corp. Warrants
   03/28/08.............................       971             801
 *Imperial Credit Industries, Inc.
   Warrants 01/31/08....................        22               0
 *Imperial Sugar Co. Warrants
   08/29/08.............................       498             179
 *Lodgian, Inc. Class A Warrants
   11/25/07.............................       188              48
 *Lodgian, Inc. Class B Warrants
   11/25/09.............................       582             149
 *Magnum Hunter Resources Warrants
   03/21/05.............................     7,200           2,556
 *Orbital Science Corp. Warrants
   08/31/04.............................       152             316
 PMR Corp. Contingent Value Rights
   08/05/04.............................     7,300               1
 *#Revlon, Inc. Rights 06/16/03.........     9,624             866
 *Timco Aviation Services Warrants
   02/27/07.............................     6,696              67
                                                    --------------
TOTAL RIGHTS/WARRANTS
  (Cost $444,107).......................                    41,313
                                                    --------------

                                            FACE
                                           AMOUNT
                                           ------
                                           (000)
BONDS -- (0.0%)
Del Global Technologies Corp.
  Subordinated Promissory Note
    *6.000%, 03/28/07...................  $      2               0
Timco Aviation Services, Inc. Jr
  Subordinated Note
    *8.000%, 01/02/07...................         3               0
                                                    --------------
TOTAL BONDS
  (Cost $0).............................                         0
                                                    --------------
TEMPORARY CASH INVESTMENTS -- (11.6%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $23,245,000 FNMA
   Discount Notes 1.14%, 01/09/04,
   valued at $23,099,719) to be
   repurchased at $22,749,275
   (Cost $22,747,000)...................    22,747      22,747,000
 Repurchase agreements in a Pooled Cash
   Account, UBS Warburg, rates ranging
   from 1.15% to 1.24%, 06/02/03
   (Collateralized by $1,800,000,000
   U.S. Treasury Obligations, rates
   ranging from 1.875% to 12.50%,
   maturities ranging from 09/30/04 to
   05/15/30, valued at $108,876,669) to
   be repurchased at $107,344,364 (.)
   (Cost $108,876,669)..................   108,877     108,876,669
                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $131,623,669)...................               131,623,669
                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,204,840,903)++...............            $1,133,308,120{/\}
                                                    ==============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $1,208,383,185
{/\} Includes $103,803,398 of securities on loan. (See Note G)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                           THE U.S. SMALL CAP SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value (including $103,803 of
  securities on loan).............................  $1,133,308
Cash..............................................           1
Receivables:
  Investment Securities Sold......................       3,082
  Dividends and Interest..........................         497
  Fund Shares Sold................................       1,465
  Securities Lending Income.......................          53
Prepaid Expenses and Other Assets.................           6
                                                    ----------
    Total Assets..................................   1,138,412
                                                    ----------

LIABILITIES:
Payables:
  Collateral on Securities Loaned.................     108,877
  Investment Securities Purchased.................       6,579
  Fund Shares Redeemend...........................         244
  Due to Advisor..................................          24
Accrued Expenses and Other Liabilities............          79
                                                    ----------
    Total Liabilities.............................     115,803
                                                    ----------
NET ASSETS........................................  $1,022,609
                                                    ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized).........  93,627,418
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $    10.92
                                                    ==========
Investments at Cost...............................  $1,204,841
                                                    ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                           THE U.S. SMALL CAP SERIES
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends.......................................  $ 3,759
  Interest........................................       81
  Income from Securities Lending..................      238
                                                    -------
        Total Investment Income...................    4,078
                                                    -------
EXPENSES
  Investment Advisory Services....................      126
  Accounting & Transfer Agent Fees................      158
  Custodian Fees..................................       40
  Legal Fees......................................        5
  Audit Fees......................................        6
  Shareholders' Reports...........................       10
  Trustees' Fees and Expenses.....................        9
  Other...........................................        8
                                                    -------
        Total Expenses............................      362
                                                    -------
  NET INVESTMENT INCOME (LOSS)....................    3,716
                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................  (18,178)
  Change in Unrealized Appreciation (Depreciation)
    of
    Investment Securities.........................  111,380
                                                    -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........   93,202
                                                    -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $96,918
                                                    =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                           THE U.S. SMALL CAP SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS     YEAR
                                             ENDED       ENDED
                                            MAY 31,    NOV. 30,
                                             2003        2002
                                          -----------  ---------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $    3,716   $   7,934
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (18,178)     59,084
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................     111,380    (149,677)
                                          ----------   ---------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................      96,918     (82,659)
                                          ----------   ---------
Distributions From:
  Net Investment Income.................      (1,187)     (8,137)
  Net Short-Term Gains..................          --      (4,872)
  Net Long-Term Gains...................          --      (7,758)
                                          ----------   ---------
        Total Distributions.............      (1,187)    (20,767)
                                          ----------   ---------
Capital Share Transactions (1):
  Shares Issued.........................     130,410     348,458
  Shares Issued in Lieu of Cash
    Distributions.......................         951      20,303
  Shares Redeemed.......................     (56,384)   (404,516)
                                          ----------   ---------
        Net Increase (Decrease) from
          Capital Share Transactions....      74,977     (35,755)
                                          ----------   ---------
        Total Increase (Decrease).......     170,708    (139,181)
NET ASSETS
  Beginning of Period...................     851,901     991,082
                                          ----------   ---------
  End of Period.........................  $1,022,609   $ 851,901
                                          ==========   =========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      13,729      31,359
    Shares Issued in Lieu of Cash
      Distributions.....................          99       1,875
    Shares Redeemed.....................      (5,980)    (36,939)
                                          ----------   ---------
                                               7,848      (3,705)
                                          ==========   =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                           THE U.S. SMALL CAP SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....  $     9.93    $  11.08     $  11.67     $  12.24     $  11.46     $  13.82
                           ----------    --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............        0.04        0.09         0.10         0.11         0.10         0.10
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......        0.96       (1.00)        1.24         0.65         1.83        (1.28)
                           ----------    --------     --------     --------     --------     --------
  Total from Investment
    Operations...........        1.00       (0.91)        1.34         0.76         1.93        (1.18)
                           ----------    --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............       (0.01)      (0.10)       (0.10)       (0.11)       (0.11)       (0.10)
  Net Realized Gains.....          --       (0.14)       (1.83)       (1.22)       (1.04)       (1.08)
                           ----------    --------     --------     --------     --------     --------
Total Distributions......       (0.01)      (0.24)       (1.93)       (1.33)       (1.15)       (1.18)
                           ----------    --------     --------     --------     --------     --------
Net Asset Value, End of
  Period.................  $    10.92    $   9.93     $  11.08     $  11.67     $  12.24     $  11.46
                           ==========    ========     ========     ========     ========     ========
Total Return.............       10.13%#     (8.42)%      13.08%        6.48%       18.62%       (8.98)%

Net Assets, End of Period
  (thousands)............  $1,022,609    $851,901     $991,082     $768,151     $586,086     $546,803
Ratio of Expenses to
  Average Net Assets.....        0.09%*      0.08%        0.08%        0.08%        0.09%        0.09%
Ratio of Net Investment
  Income to Average Net
  Assets.................        0.89%*      0.81%        0.94%        0.99%        0.89%        0.88%
Portfolio Turnover
  Rate...................          13%*        34%          13%          38%          29%          29%

--------------

*    Annualized
#    Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series of which The U.S. Small Cap Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no such reported sale price or NOCP of the day, the Series values its securities at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $9,402.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2003.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of .03 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

Purchases...................................................      $120,177
Sales.......................................................        55,990

    There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2003.

E. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 196,501
Gross Unrealized Depreciation...............................       (271,576)
                                                                  ---------
  Net.......................................................      $ (75,075)
                                                                  =========

    For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2002, the Series had a capital loss carryforward for federal income tax purposes of approximately $12,545,000, which will expire on November 30, 2010.

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised series, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each Portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each Portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Series under the line of credit for the six months ended
May 31, 2003.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit with the international custodian bank for the six months ended May 31, 2003.

G. SECURITIES LENDING

    As of May 31, 2003, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of c securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2003
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO II
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                     PAGE
                                                    -------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...........        1
    Statement of Operations.......................        2
    Statements of Changes in Net Assets...........        3
    Financial Highlights..........................        4
    Notes to Financial Statements.................        5

THE DFA INVESTMENT TRUST COMPANY -- THE DFA
  INTERNATIONAL VALUE SERIES
    Schedule of Investments.......................        7
    Statement of Assets and Liabilities...........       13
    Statement of Operations.......................       14
    Statements of Changes in Net Assets...........       15
    Financial Highlights..........................       16
    Notes to Financial Statements.................       17

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO II
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series
  of The DFA Investment Trust Company (4,317,638
  Shares, Cost $38,388)++ at Value+...............  $  43,176
Receivable for Fund Shares Sold...................      1,294
Prepaid Expenses and Other Assets.................         31
                                                    ---------
    Total Assets..................................     44,501
                                                    ---------

LIABILITIES:
Payable for Investment Securities Purchased.......      1,294
Accrued Expenses and Other Liabilities............         10
                                                    ---------
    Total Liabilities.............................      1,304
                                                    ---------
NET ASSETS........................................  $  43,197
                                                    =========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)........................  4,737,807
                                                    =========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $    9.12
                                                    =========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  49,011
Accumulated Net Investment Income (Loss)..........         41
Accumulated Net Realized Gain (Loss)..............    (10,643)
Unrealized Appreciation (Depreciation) from
  Investment Securities...........................      4,788
                                                    ---------
    Total Net Assets..............................  $  43,197
                                                    =========

--------------

  +  See Note B to Financial Statements
 ++  The cost for federal income tax purposes is $49,055

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO II
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................  $   75
                                                    ------
EXPENSES
  Administrative Services.........................       2
  Accounting & Transfer Agent Fees................       2
  Legal Fees......................................       1
  Audit Fees......................................       1
  Filing Fees.....................................       8
  Shareholders' Reports...........................       6
                                                    ------
        Total Expenses............................      20
                                                    ------
  NET INVESTMENT INCOME (LOSS)....................      55
                                                    ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................      40
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................  (2,511)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities.........................   5,355
                                                    ------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES........   2,884
                                                    ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $2,939
                                                    ======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO II
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS     YEAR
                                             ENDED       ENDED
                                            MAY 31,    NOV. 30,
                                             2003        2002
                                          -----------  ---------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $     55    $    931
  Capital Gain Distributions Received
    from The DFA Investment Trust
    Company.............................         40          94
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (2,511)     (4,532)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................      5,355         616
                                           --------    --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................      2,939      (2,891)
                                           --------    --------
Distributions From:
  Net Investment Income.................       (856)       (885)
  Net Short-Term Gains..................         --         (59)
  Net Long-Term Gains...................         --      (1,519)
                                           --------    --------
        Total Distributions.............       (856)     (2,463)
                                           --------    --------
Capital Share Transactions (1):
  Shares Issued.........................     27,936      44,287
  Shares Issued in Lieu of Cash
    Distributions.......................        856       2,463
  Shares Redeemed.......................    (25,254)    (39,927)
                                           --------    --------
        Net Increase (Decrease) from
          Capital Share Transactions....      3,538       6,823
                                           --------    --------
        Total Increase (Decrease).......      5,621       1,469
NET ASSETS
  Beginning of Period...................     37,576      36,107
                                           --------    --------
  End of Period.........................   $ 43,197    $ 37,576
                                           ========    ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................      3,391       4,902
   Shares Issued in Lieu of Cash
   Distributions........................        104         271
   Shares Redeemed......................     (3,083)     (4,501)
                                           --------    --------
                                                412         672
                                           ========    ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO II
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....    $  8.69      $  9.88      $ 12.10      $ 12.65      $ 11.55      $ 10.65
                             -------      -------      -------      -------      -------      -------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.01         0.22         0.24         0.23         0.28         0.26
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       0.62        (0.74)       (1.43)       (0.32)        1.17         0.99
                             -------      -------      -------      -------      -------      -------
  Total from Investment
    Operations...........       0.63        (0.52)       (1.19)       (0.09)        1.45         1.25
                             -------      -------      -------      -------      -------      -------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.20)       (0.24)       (0.24)       (0.25)       (0.24)       (0.22)
  Net Realized Gains.....         --        (0.43)       (0.79)       (0.21)       (0.11)       (0.13)
                             -------      -------      -------      -------      -------      -------
Total Distributions......      (0.20)       (0.67)       (1.03)       (0.46)       (0.35)       (0.35)
                             -------      -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................    $  9.12      $  8.69      $  9.88      $ 12.10      $ 12.65      $ 11.55
                             =======      =======      =======      =======      =======      =======
Total Return.............       7.47%#      (5.62)%     (10.94)%      (0.80)%      13.03%       12.25%

Net Assets, End of Period
  (thousands)............    $43,197      $37,576      $36,107      $42,435      $43,213      $36,824
Ratio of Expenses to
  Average Net
  Assets (1).............       0.42%*       0.45%        0.51%        0.53%        0.50%        0.55%
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.31%*       2.45%        2.17%        1.87%        2.31%        2.01%
Portfolio Turnover
  Rate...................        N/A          N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................         16%*         18%           6%           9%           6%          15%

--------------

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which the DFA International Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At May 31, 2003, the Portfolio owned 4% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $415.

    3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At May 31, 2003, there were no previously waived fees subject to future reimbursement to the Advisor.

    In addition, until May 1, 2002, pursuant to an agreement with a certain Shareholder Service Agent, the Portfolio paid to such agent a fee at the effective annual rate of 0.10 of 1% of its average daily net assets for services provided to shareholders. Effective May 1, 2002, this fee is no longer charged to the Portfolio.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................        --
Gross Unrealized Depreciation...............................   $(5,879)
                                                               -------
  Net.......................................................   $(5,879)
                                                               =======

    For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2002, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $38,000 which expires on November 30, 2010.

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2003.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit with the international custodian bank for the six months ended May 31, 2003.

                       THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                            SHARES        VALUE+
                                            ------        ------
UNITED KINGDOM -- (25.1%)
COMMON STOCKS -- (25.1%)
 3I Group P.L.C.........................     100,979  $      972,781
 *AWG P.L.C.............................      94,550         785,373
 Abbey National P.L.C...................     344,677       2,851,743
 Aggregate Industries P.L.C.............   1,866,447       2,408,091
 Alliance & Leicester P.L.C.............     348,000       4,755,016
 Allied Domecq P.L.C....................     749,994       4,269,916
 Amvescap P.L.C.........................      94,600         574,230
 Antofagasta Holdings P.L.C.............     256,000       2,621,360
 Arriva P.L.C...........................     231,050       1,370,318
 Associated British Foods P.L.C.........     805,096       7,544,846
 Associated British Ports Holdings
   P.L.C................................     378,800       2,265,215
 Aviva P.L.C............................   2,464,383      17,966,972
 BAA P.L.C..............................   1,492,387      11,931,855
 BAE Systems P.L.C......................     838,390       1,778,781
 BBA Group P.L.C........................     652,333       2,303,156
 BG Group P.L.C.........................   2,288,548      10,151,616
 BOC Group P.L.C........................     160,857       2,026,623
 BPB P.L.C..............................     458,500       2,291,110
 Barratt Developments P.L.C.............     253,000       1,948,162
 Bellway P.L.C..........................      38,000         358,291
 Berkeley Group P.L.C...................     228,802       2,592,141
 Brambles Industries P.L.C..............     203,000         532,136
 *British Airways P.L.C.................   1,839,331       4,241,456
 British Land Co. P.L.C.................     836,626       6,596,427
 Brixton Estate P.L.C...................     346,685       1,283,660
 Cable and Wireless P.L.C...............   3,315,616       5,567,943
 Canary Wharf Group P.L.C...............     847,200       2,498,418
 Carnival P.L.C.........................     154,965       4,354,160
 *Carphone Warehouse Group P.L.C........     298,000         380,818
 Chelsfield P.L.C.......................     484,167       2,510,589
 #*Colt Telecom Group P.L.C.............   2,561,000       2,685,321
 *Corus Group P.L.C.....................   4,456,227       1,164,487
 Debenhams P.L.C........................     354,603       2,219,282
 Friends Provident P.L.C................     683,456       1,298,899
 Galen Holdings P.L.C...................     319,000       3,065,246
 Granada Compass P.L.C..................   1,541,178       2,234,615
 Great Universal Stores P.L.C...........     332,182       3,419,127
 Greene King P.L.C......................     104,000       1,294,952
 HBOS P.L.C.............................     134,137       1,564,715
 Hammerson P.L.C........................     468,800       3,895,977
 Hanson P.L.C...........................     867,138       5,014,985
 Hilton Group P.L.C.....................   2,579,517       7,216,154
 IMI P.L.C..............................      24,000         120,419
 *Intercontinental Hotels Group P.L.C...     893,279       6,347,947
 *International Power P.L.C.............   1,898,700       3,826,204
 Johnson Matthey P.L.C..................      86,871       1,250,326
 Kelda Group P.L.C......................     161,510       1,147,084
 Kingfisher P.L.C.......................     188,908         791,540
 Liberty International P.L.C............     444,297       4,658,650
 Logicacmg P.L.C........................     586,400       1,325,805
 MFI Furniture Group P.L.C..............     135,900         331,751
 *MM02 P.L.C............................   6,843,300       6,895,208
 Marks & Spencer Group P.L.C............   1,155,300       5,413,367
 Millennium and Copthorne Hotels
   P.L.C................................     480,000       1,926,700
 *Mitchells & Butlers P.L.C.............     893,279       3,113,604
                                            SHARES        VALUE+
                                            ------        ------
 National Grid Group P.L.C..............     999,948  $    6,462,955
 Novar P.L.C............................     533,864       1,053,961
 Peninsular & Oriental Steam Navigation
   P.L.C................................   1,000,477       3,770,002
 Pennon Group P.L.C.....................      55,412         604,169
 Persimmon P.L.C........................      84,000         639,940
 Pilkington P.L.C.......................   2,141,066       2,587,014
 RMC Group P.L.C........................     401,000       2,943,263
 Rank Group P.L.C.......................      18,255          74,770
 Rexam P.L.C............................     463,824       2,880,044
 Rio Tinto P.L.C........................     304,385       5,964,322
 Rolls-Royce P.L.C......................   2,686,096       5,445,947
 Royal & Sun Alliance Insurance Group
   P.L.C................................   2,446,401       5,701,467
 Royal Bank of Scotland Group P.L.C.....     210,802       5,474,074
 Safeway P.L.C..........................   1,527,326       6,724,917
 Sainsbury (J.) P.L.C...................   2,712,288      12,031,256
 Scottish & Newcastle P.L.C.............     661,078       4,142,770
 Scottish Power P.L.C...................     509,293       3,012,185
 Severn Trent P.L.C.....................     210,597       2,580,836
 Slough Estates P.L.C...................     706,900       4,111,431
 Smith (David S.) Holdings P.L.C........     256,000         733,981
 Smith (W.H.) P.L.C.....................     299,537       1,702,890
 Stagecoach Holdings P.L.C..............   1,557,000       1,313,719
 Tate & Lyle P.L.C......................     520,200       2,684,649
 Taylor Woodrow P.L.C...................     939,036       3,269,248
 Tesco P.L.C............................   3,167,845      10,600,654
 Thistle Hotels P.L.C...................     818,707       1,747,081
 Trinity Mirror P.L.C...................     495,640       3,755,647
 United Business Media P.L.C............     237,262       1,255,560
 United Utilities P.L.C.................     265,595       2,671,745
 Vodafone Group P.L.C...................  13,384,437      29,055,120
 Whitbread P.L.C........................     496,908       5,153,311
 Wilson Bowden P.L.C....................      96,900       1,443,093
 Wimpey (George) P.L.C..................     433,366       2,009,315
 Wolseley P.L.C.........................     518,749       5,609,290
 Wolverhampton & Dudley Breweries
   P.L.C................................      28,300         302,534
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $323,044,002)...................                 333,468,728
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $72,632).......................                      72,311
                                                      --------------
TOTAL -- UNITED KINGDOM
  (Cost $323,116,634)...................                 333,541,039
                                                      --------------
JAPAN -- (15.8%)
COMMON STOCKS -- (15.8%)
 #AIOI Insurance Co., Ltd...............     928,735       2,150,910
 Aichi Steel Works, Ltd.................      35,000         145,730
 #Aisin Seiki Co., Ltd..................     137,000       1,950,679
 Akita Bank, Ltd........................      33,000         125,538
 #Amada Co., Ltd........................     376,000         949,392
 Aoyama Trading Co., Ltd................      47,700         615,767
 Asahi Kasei Corp.......................     289,000         823,954
 Asahi National Broadcasting Co., Ltd...         202         239,823
 Asatsu-Dk, Inc.........................      17,600         292,683
 #Awa Bank, Ltd.........................     196,600       1,019,121
 #Bank of Kyoto, Ltd....................     347,400       1,504,562

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #Bank of Nagoya, Ltd...................     185,000  $      870,825
 Benesse Corp...........................       6,500         101,083
 Canon Sales Co., Inc...................     124,900         888,674
 #Chiba Bank, Ltd.......................     941,000       3,304,376
 Chugoku Bank, Ltd......................     238,800       1,571,302
 Citizen Watch Co., Ltd.................     318,000       1,672,355
 Coca-Cola West Japan Co., Ltd..........      14,900         252,891
 #Cosmo Oil Co., Ltd....................     764,000       1,124,234
 Dai Nippon Ink & Chemicals, Inc........     236,000         382,793
 Dai Nippon Printing Co., Ltd...........      99,000       1,019,757
 #Daicel Chemical Industries, Ltd.......     485,000       1,549,015
 Daihatsu Motor Co., Ltd................     145,000         534,635
 #Daishi Bank, Ltd......................     355,000       1,110,070
 #Daiwa House Industry Co., Ltd.........     663,000       4,223,953
 Denso Corp.............................      22,500         317,169
 Ebara Corp.............................      78,000         230,860
 #Ezaki Glico Co., Ltd..................     174,600         999,966
 Fuji Electric Co., Ltd.................     195,780         368,300
 Fuji Fire & Marine Insurance Co.,
   Ltd..................................     215,000         393,671
 Fuji Heavy Industries..................     244,000         928,222
 Fuji Photo Film Co., Ltd...............     355,000       9,824,420
 Fujikura, Ltd..........................     241,000         691,133
 Fujitsu, Ltd...........................     286,000         930,178
 Fukui Bank, Ltd........................     343,000       1,267,555
 #Fukuoka Bank, Ltd.....................     215,000         830,484
 #Fukuyama Transporting Co., Ltd........     266,000         854,011
 Furukawa Electric Co., Ltd.............     172,000         424,230
 Futaba Corp............................      16,000         332,428
 #Gunma Bank, Ltd.......................     173,000         856,285
 #Gunze, Ltd............................      77,000         270,390
 Hachijuni Bank, Ltd....................     185,000         621,797
 #Hanshin Electric Railway Co., Ltd.....     141,000         410,250
 Heiwa Corp.............................      12,000         181,297
 #Higo Bank, Ltd........................     308,000       1,462,681
 Hitachi Cable, Ltd.....................     127,000         292,003
 Hitachi Maxell, Ltd....................      96,000       1,391,781
 #Hitachi Metals, Ltd...................     360,000         945,111
 Hitachi, Ltd...........................   3,734,000      14,548,252
 #Hokkoku Bank, Ltd.....................     120,000         545,796
 Hokuetsu Paper Mills, Ltd..............     162,000         690,774
 *Hokuriku Bank, Ltd....................     414,000         526,132
 #House Foods Corp......................     117,000       1,056,477
 #Hyakugo Bank, Ltd.....................     258,000       1,067,765
 #Hyakujishi Bank, Ltd..................     314,000       1,874,470
 Ishikawajima-Harima Heavy Industries
   Co., Ltd.............................     341,000         302,211
 Itochu Corp............................     120,000         244,806
 #Iyo Bank, Ltd.........................     110,000         641,027
 JFE Holdings, Inc......................      56,300         660,885
 Japan Airport Terminal Co., Ltd........      33,000         174,098
 Joyo Bank, Ltd.........................     299,000         792,467
 #Juroku Bank, Ltd......................     349,000       1,423,954
 Kagoshima Bank, Ltd....................      49,000         211,805
 #Kamigumi Co., Ltd.....................     357,000       1,659,562
 #Kawasaki Heavy Industries, Ltd........     433,000         351,164
 Kikkoman Corp..........................     259,000       1,680,398
 Kinden Corp............................      90,000         274,654
 Kirin Brewery Co., Ltd.................     201,000       1,495,673
 #Kissei Pharmaceutical Co., Ltd........      41,000         514,192
 #*Kobe Steel, Ltd......................   2,632,000       1,628,427
 Kokuyo Co., Ltd........................      43,000         325,722
 Komatsu, Ltd...........................   1,279,000       4,705,154
 #Koyo Seiko Co.........................     198,000       1,231,654
 Kubota Corp............................     140,000         331,257
                                            SHARES        VALUE+
                                            ------        ------
 Kuraray Co., Ltd.......................     127,000  $      760,269
 #Makita Corp...........................     209,000       1,614,614
 #Marubeni Corp.........................   1,942,000       1,948,413
 Marui Co., Ltd.........................      96,000         799,431
 #Maruichi Steel Tube, Ltd..............     117,000       1,193,428
 Matsushita Electric Industrial Co.,
   Ltd..................................   1,977,135      17,985,222
 #Matsushita Electric Works, Ltd........     202,000       1,124,802
 #Meiji Seika Kaisha, Ltd. Tokyo........     127,000         407,742
 #Michinoku Bank, Ltd...................     187,000       1,050,658
 Millea Holdings, Inc...................          47         338,464
 Mitsubishi Corp........................      40,000         249,822
 Mitsubishi Heavy Industries, Ltd.......     887,000       1,891,100
 Mitsubishi Logistics Corp..............      55,000         293,382
 *Mitsubishi Materials Corp.............     975,000         937,461
 Mitsubishi Securities Co., Ltd.........      91,000         456,503
 #Mitsui Chemicals, Inc.................     116,800         472,649
 #Mitsui Trust Holdings.................     641,000       1,302,312
 #*Mizuho Holdings, Inc.................       1,192         692,647
 Musashino Bank, Ltd....................       1,000          36,370
 NGK Spark Plug Co., Ltd................      46,000         322,294
 NSK, Ltd...............................     179,000         478,910
 #Namco, Ltd............................       5,500          80,473
 Nanto Bank, Ltd........................     317,000       1,036,303
 Nichicon Corp..........................      21,300         217,977
 Nihon Unisys, Ltd......................      19,700         108,708
 Nippon Electric Glass Co., Ltd.........      44,000         469,044
 Nippon Kayaku Co., Ltd.................      53,000         223,778
 Nippon Meat Packers, Inc., Osaka.......     100,000         950,629
 Nippon Mitsubishi Oil Corp.............   1,871,050       7,133,470
 Nippon Sanso Corp......................      30,000          88,040
 Nippon Sheet Glass Co., Ltd............     151,000         364,859
 Nippon Shokubai Co., Ltd...............     163,000         888,558
 Nipponkoa Insurance Co., Ltd...........      45,000         154,258
 #Nishimatsu Construction Co., Ltd......     364,000       1,122,996
 Nishi-Nippon Bank, Ltd.................     156,540         409,657
 #Nissay Dowa General Insurance Co.,
   Ltd..................................     383,000       1,594,699
 Nisshin Seifun Group, Inc..............      96,000         676,627
 #Nisshinbo Industries, Inc.............     305,000       1,374,482
 Obayashi Corp..........................     520,000       1,543,413
 #Ogaki Kyoritsu Bank, Ltd..............      50,000         249,989
 Oji Paper Co., Ltd.....................     275,000       1,103,633
 *Oki Electric Industry Co., Ltd........     208,000         495,631
 Onward Kashiyama Co., Ltd..............      57,000         464,178
 Pioneer Electronic Corp................      60,000       1,259,144
 Promise Co., Ltd.......................      14,100         545,822
 #*Resona Holdings, Inc.................   1,873,000       1,017,892
 San In Godo Bank, Ltd..................      46,000         288,449
 Santen Pharmaceutical Co., Ltd.........      18,000         175,026
 Sanyo Shinpan Finance Co., Ltd.........      12,900         345,136
 #Sapporo Breweries, Ltd................      89,000         217,282
 Sapporo Hokuyo Holdings, Inc...........         110         479,160
 Seino Transportation Co., Ltd..........     193,000       1,094,051
 Sekisui Chemical Co., Ltd..............     557,000       1,597,349
 Sekisui House, Ltd.....................     942,000       7,064,703
 Seventy-seven (77) Bank, Ltd...........     130,000         553,238
 #Shiga Bank, Ltd.......................     272,000       1,014,272
 #Shikoku Bank, Ltd.....................      72,000         437,039
 Shimachu Co., Ltd......................      20,200         297,245
 #Shimadzu Corp.........................     181,000         519,067
 Shimizu Corp...........................     997,000       2,442,381
 #*Shinko Securities Co., Ltd...........     275,000         308,097
 Shizuoka Bank, Ltd.....................     162,000       1,040,224
 #Softbank Corp.........................      99,100       1,324,040

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Sumitomo Bakelite Co., Ltd.............      62,000  $      247,264
 Sumitomo Corp..........................     430,000       1,819,154
 Sumitomo Electric Industries, Ltd......     197,000       1,248,493
 Sumitomo Forestry Co., Ltd.............     139,000         632,214
 Sumitomo Metal Industries, Ltd.
   Osaka................................   1,481,000         705,798
 #Sumitomo Metal Mining Co., Ltd........     313,000       1,175,009
 #Sumitomo Realty & Development Co.,
   Ltd..................................     107,000         379,315
 #Sumitomo Rubber.......................      43,000         176,523
 Sumitomo Trust & Banking Co., Ltd......      21,000          59,521
 Suruga Bank, Ltd.......................      87,000         376,790
 Suzuken Co., Ltd.......................      26,400         704,118
 Suzuki Motor Corp......................      14,000         173,003
 TDK Corp...............................      10,100         447,556
 #Taiheiyo Cement Corp..................   1,209,800       1,881,383
 #Taisei Corp...........................   1,325,000       2,592,282
 Taiyo Yuden Co., Ltd...................      31,000         261,778
 #Takashimaya Co., Ltd..................     214,000         984,072
 #Teijin, Ltd...........................     893,000       2,008,419
 #Teikoku Oil Co., Ltd..................     346,000       1,029,856
 Toho Bank, Ltd.........................     254,000       1,027,850
 #Tokuyama Corp.........................     248,000         808,662
 Tokyo Broadcasting System, Inc.........      47,000         495,916
 Tokyo Style Co., Ltd...................     133,000       1,041,938
 Toppan Printing Co., Ltd...............     183,000       1,179,658
 Toray Industries, Inc..................     281,000         615,543
 Tostem Inax Holding Corp...............      65,000         878,767
 Toto, Ltd..............................     247,000       1,377,442
 Toyo Seikan Kaisha, Ltd................     287,600       2,568,093
 Toyota Auto Body Co., Ltd..............      86,000         942,653
 #Toyota Industries Corp................      76,500       1,190,945
 #Toyota Tsusho Corp....................     314,000       1,903,348
 #*UFJ Holdings, Inc....................       1,324       1,250,884
 UFJ Tsubasa Securities Co. Ltd.........      37,000         103,942
 #UNY Co., Ltd..........................      64,000         521,717
 Wacoal Corp............................     149,000       1,102,504
 #Yamagata Bank, Ltd....................     153,700         663,093
 #Yamaguchi Bank, Ltd...................     133,000         909,611
 Yamaha Corp............................      70,000         946,365
 Yamazaki Baking Co., Ltd...............      74,000         507,337
 Yokogawa Electric Corp.................     337,000       2,276,627
 Yokohama Rubber Co., Ltd...............     410,000       1,062,664
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $345,340,767)...................                 209,612,739
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $38,159).......................                      37,267
                                                      --------------
TOTAL -- JAPAN
  (Cost $345,378,926)...................                 209,650,006
                                                      --------------
FRANCE -- (8.7%)
COMMON STOCKS -- (8.7%)
 AGF (Assurances Generales de France
   SA)..................................     116,614       4,553,520
 AXA....................................     210,905       3,160,202
 #Air France............................      34,700         464,849
 Air Liquide SA.........................       8,848       1,328,761
 *Alcatel SA............................     195,750       1,793,485
 Arcelor SA.............................     167,800       1,865,015
 BNP Paribas SA.........................     649,686      32,169,482
 #*Cap Gemini SA........................      19,800         687,681
 Compagnie de Saint-Gobain..............     263,885       9,993,763
                                            SHARES        VALUE+
                                            ------        ------
 Compagnie Francaise d'Etudes et de
   Construction Technip SA..............       3,900  $      373,377
 *Credit Agricole SA....................      25,400         531,756
 Eiffage SA.............................       2,277         224,690
 Esso SA................................         686          67,693
 Euler-Hermes SA........................       3,775         123,119
 Faurecia SA............................       3,500         216,115
 Fonciere Lyonnaise SA..................      10,950         390,225
 #France Telecom SA.....................     188,321       4,653,538
 Generale des Establissements Michelin
   SA Series B..........................      97,920       3,570,192
 *Havas SA..............................      44,400         209,404
 Imerys SA..............................      11,000       1,604,253
 LaFarge SA.............................      23,336       1,483,476
 LaFarge SA Prime Fidelity..............      79,266       4,847,845
 Lagardere S.C.A. SA....................      10,900         449,210
 Pechiney SA Series A...................      55,475       1,593,314
 *Peugeot SA............................     224,200      10,244,366
 #Rallye SA.............................      18,020         621,409
 #Remy Cointreau SA.....................      28,750         865,638
 Renault SA.............................      19,000         844,926
 #Rexel SA..............................       7,500         265,513
 Rue Imperiale..........................       5,000         679,220
 *SEB SA Prime Fidelity.................       9,000         843,115
 Schneider SA...........................      16,095         735,807
 Societe des Ciments de Francais........      24,900       1,376,435
 *Societe Financiere Interbail SA.......      11,550         441,086
 Societe Generale, Paris................     293,528      18,020,984
 #Valeo SA..............................      53,800       1,486,992
 #*Vivendi Universal SA.................     171,927       3,154,475
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $82,472,434)....................                 115,934,931
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Rallye SA Series A Warrants
   11/30/03.............................      18,020             424
 *Rallye SA Series B Warrants
   11/30/05.............................      18,020           2,331
                                                      --------------
TOTAL RIGHTS/WARRANTS
  (Cost $13,859)........................                       2,755
                                                      --------------
TOTAL -- FRANCE
  (Cost $82,486,293)....................                 115,937,686
                                                      --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)....................     691,000               0
                                                      --------------
SWITZERLAND -- (5.8%)
COMMON STOCKS -- (5.8%)
 *ABB, Ltd..............................     462,000       1,461,453
 Baloise-Holding........................     175,860       5,792,552
 *Ciba Spezialitaetenchemie Holding
   AG...................................       7,000         446,089
 Cie Financiere Richemont AG
   Series A.............................   1,155,900      18,415,520
 *Clariant AG...........................      12,800         116,459
 Credit Swisse Group....................     256,400       6,929,570
 Givaudan SA............................       2,952       1,167,264
 #*Holcim, Ltd..........................      33,720       5,747,595
 Jelmoli Holding AG.....................         500         355,106
 Luzerner Kantonalbank AG...............       9,427       1,223,224
 Pargesa Holding SA, Geneve.............       1,935       4,024,719
 Psp Swiss Property AG..................      18,600       2,263,538

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Rieters Holdings.......................       5,810  $    1,083,997
 *Schindler Holding AG..................      22,590       3,776,765
 Sig Holding AG.........................      44,130       5,048,540
 *Swiss Life AG.........................      64,180       6,689,369
 Syngenta AG............................      72,800       3,717,052
 UBS AG.................................      42,000       2,263,769
 Unaxis Holding AG......................      39,500       3,518,039
 Valora Holding AG......................       4,760         840,583
 *Zurich Financial SVCS AG..............      15,606       1,893,190
                                                      --------------
TOTAL -- SWITZERLAND
  (Cost $66,422,624)....................                  76,774,393
                                                      --------------
GERMANY -- (5.5%)
COMMON STOCKS -- (5.5%)
 Allianz AG.............................       5,000         376,658
 #BASF AG...............................     435,050      18,522,782
 #*BHW Holding AG.......................      34,600         358,111
 *Bankgesellschaft Berlin AG............     233,550         541,134
 Bayer AG...............................     168,100       3,450,020
 *Bayerische Vereinsbank AG.............     337,110       4,619,086
 Berliner Kraft & Licht Bewag AG........     158,800       2,484,052
 #Commerzbank AG........................     408,050       4,655,256
 Continental AG.........................      44,100         863,597
 DaimlerChrysler AG.....................      15,400         486,684
 #*Deutsche Bank AG.....................     359,305      21,235,270
 #*Deutsche Lufthansa AG................     305,250       3,317,310
 E.ON AG................................       7,600         391,513
 #Fresenius Medical Care AG.............      27,600       1,340,657
 Heidelberger Druckmaschinen AG.........       4,200          85,952
 #*Heidelberger Zement AG...............      28,301         766,261
 #*Hochtief AG..........................      56,150         911,354
 #Karstadt Quelle AG....................      20,000         396,359
 #Linde AG..............................      76,000       2,574,332
 #*MAN AG...............................      88,000       1,469,703
 *MG Technologies AG....................       2,100          21,784
 Merck KGAA.............................      36,000       1,210,952
 SCA Hygiene Products AG................       3,550       1,022,947
 ThyssenKrupp AG........................     108,750       1,138,355
 Volkswagen AG..........................      15,550         555,984
                                                      --------------
TOTAL -- GERMANY
  (Cost $91,931,250)....................                  72,796,113
                                                      --------------
NETHERLANDS -- (4.9%)
COMMON STOCKS -- (4.9%)
 #ABN-AMRO Holding NV...................   1,202,159      23,258,754
 Aegon NV...............................     201,159       1,899,824
 #DSM NV................................      74,537       3,418,968
 #Ing Groep NV..........................   1,512,531      24,371,571
 *Koninklijke KPN NV....................     278,922       1,945,342
 Koninklijke Numico NV..................      51,200         649,755
 Koninklijke Philips Electronics NV.....     405,906       7,929,642
 NV Holdingsmij de Telegraaf............       6,800         114,368
 Oce NV.................................       9,700          96,859
 #Vedior NV.............................      46,388         379,733
 Vnu NV.................................      44,428       1,290,138
                                                      --------------
TOTAL -- NETHERLANDS
  (Cost $44,824,045)....................                  65,354,954
                                                      --------------
AUSTRALIA -- (3.9%)
COMMON STOCKS -- (3.9%)
 #AMP, Ltd..............................     834,033       2,592,494
 AXA Asia Pacific Holdings, Ltd.........   2,279,150       3,252,619
 Australian Provincial Newspaper
   Holdings, Ltd........................     462,623       1,024,996
                                            SHARES        VALUE+
                                            ------        ------
 BHP Steel Ltd..........................     990,000  $    2,180,560
 Boral, Ltd.............................     747,698       2,387,473
 CSR, Ltd...............................   1,237,515       1,499,959
 Commonwealth Bank of Australia.........      48,143         885,960
 Insurance Australiz Group, Ltd.........   1,380,818       3,005,377
 Lion Nathan, Ltd.......................     699,800       2,667,755
 #MIM Holdings..........................   2,461,213       2,518,054
 Mayne Nickless, Ltd....................   1,006,249       1,691,770
 Mirvac, Ltd............................     763,448       2,179,062
 Orica, Ltd.............................     338,374       2,205,023
 Origin Energy, Ltd.....................     670,274       1,965,536
 Paperlinx, Ltd.........................     470,500       1,370,513
 #Publishing and Broadcasting, Ltd......     579,260       3,533,178
 QBE Insurance Group, Ltd...............     199,966       1,170,169
 Quantas Airways, Ltd...................   2,101,158       4,408,905
 Rinker Group, Ltd......................   1,155,484       3,463,681
 Santos, Ltd............................     763,757       2,627,878
 #Southcorp, Ltd........................     488,016         865,006
 Stockland Trust Group..................      20,641          71,558
 *WMC Resources, Ltd....................   1,478,132       3,708,430
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $45,647,905)....................                  51,275,956
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $45,682).......................                      48,014
                                                      --------------
TOTAL -- AUSTRALIA
  (Cost $45,693,587)....................                  51,323,970
                                                      --------------
ITALY -- (3.8%)
COMMON STOCKS -- (3.8%)
 #Banca Monte Dei Paschi di Siena SpA...   1,425,650       4,267,359
 *Banca Nazionale del Lavoro SpA........     733,000       1,274,198
 Banca Popolare di Lodi Scarl...........     175,923       1,709,075
 Banca Popolare di Milano...............     325,400       1,442,837
 Beni Stabili SpA, Roma.................     493,000         255,128
 Buzzi Unicem SpA.......................      63,000         466,809
 CIR SpA (Cie Industriale Riunite),
   Torino...............................     500,000         563,958
 #*Capitalia SpA........................   2,022,125       3,372,428
 #Compagnia Assicuratrice Unipol SpA....     254,000       1,185,995
 #*E.Biscom SpA.........................      16,000         472,337
 #Fiat SpA..............................     482,482       3,909,838
 IFIL Finanziaria Partecipazioni SpA....     355,187       1,029,752
 #*Ing C.Olivetti & C SpA, Ivrea........   2,565,000       3,240,038
 #Intesabci SpA.........................   6,301,917      20,160,442
 #Italcementi Fabriche Riunite Cemento
   SpA, Bergamo.........................     357,560       3,721,780
 #Parmalat Finanziaria SpA..............     468,000       1,376,082
 #*Pirelli SpA..........................   1,115,000       1,123,865
 SAI SpA (Sta Assicuratrice
   Industriale), Torino.................      40,000         605,947
 #Societe Cattolica di Assicurazoni
   Scarl SpA............................       8,800         238,568
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $49,664,779)....................                  50,416,436
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)............................      51,693          19,942
                                                      --------------
TOTAL -- ITALY
  (Cost $49,664,779)....................                  50,436,378
                                                      --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
 Acerinox SA............................      65,340  $    2,474,534
 Arcelor SA.............................      30,000         330,613
 Aurea Concesiones de Infraestructuras
   del Estado SA........................     155,700       4,904,081
 #Autopistas Concesionaria Espanola
   SA...................................     525,316       7,661,270
 Banco de Andalucia.....................         900          62,453
 #*Banco de Sabadell SA.................      29,700         514,538
 Banco Pastor SA........................      59,400       1,536,279
 Cementos Portland SA...................       6,200         260,837
 #Corporacion Mapfre Compania
   Internacional de Reaseguros SA.......     108,900       1,139,925
 Ebro Puleva SA.........................      34,725         318,563
 Endesa SA, Madrid......................     190,892       3,053,410
 #Iberdrola SA..........................     535,000       9,350,419
 Iberia Lineas Aereas de Espana SA......     206,300         371,235
 Inmobiliaria Colonial SA ICSA..........       3,400          62,343
 Inmobiliaria Urbis SA..................      28,800         223,561
 Metrovacesa SA.........................     104,144       2,890,711
 Repsol SA..............................     108,500       1,715,092
 Sociedad General de Aguas de Barcelona
   SA...................................      31,900         407,079
 *Sol Melia SA..........................       6,400          30,711
 *Terra Networks SA.....................     129,700         825,269
 Union Fenosa SA........................     230,000       3,489,603
                                                      --------------
TOTAL -- SPAIN
  (Cost $26,608,123)....................                  41,622,526
                                                      --------------
HONG KONG -- (1.8%)
COMMON STOCKS -- (1.8%)
 Hang Lung Development Co., Ltd.........   1,765,000       1,471,067
 #Hang Lung Properties, Ltd.............   3,841,000       3,595,354
 #Hysan Development Co., Ltd............   1,419,274       1,119,221
 #Kerry Properties, Ltd.................   1,326,884       1,565,291
 Shangri-La Asia, Ltd...................   3,029,066       1,844,917
 #Sino Land Co., Ltd....................   5,024,183       1,433,408
 #Swire Pacific, Ltd. Series A..........   1,062,000       4,548,262
 *Tsim Sha Tsui Properties, Ltd.........     472,000         393,396
 Wharf Holdings, Ltd....................   3,251,214       6,232,484
 Wheelock and Co., Ltd..................   2,699,000       2,266,828
                                                      --------------
TOTAL -- HONG KONG
  (Cost $40,828,264)....................                  24,470,228
                                                      --------------
SWEDEN -- (1.8%)
COMMON STOCKS -- (1.8%)
 Drott Series AB........................      17,900         205,081
 Gambro AB Series A.....................     275,600       1,578,780
 Gambro AB Series B.....................     103,500         599,564
 Holmen AB Series A.....................       6,300         174,366
 Holmen AB Series B.....................      63,100       1,697,689
 SSAB Swedish Steel Series A............      82,000       1,161,152
 SSAB Swedish Steel Series B............      29,000         388,252
 Skandinaviska Enskilda Banken
   Series A.............................     196,000       2,081,577
 Skandinaviska Enskilda Banken
   Series C.............................       9,800          93,355
 Svenska Cellulosa AB Series A..........      19,000         654,274
 Svenska Cellulosa AB Series B..........      90,500       3,122,236
 Svenska Kullagerfabriken AB
   Series A.............................      22,650         629,802
 Svenska Kullagerfabriken AB
   Series B.............................      29,700         823,922
                                            SHARES        VALUE+
                                            ------        ------
 Volvo AB Series A......................     152,500  $    3,072,321
 Volvo AB Series B......................     333,100       7,032,356
                                                      --------------
TOTAL -- SWEDEN
  (Cost $21,723,613)....................                  23,314,727
                                                      --------------
FINLAND -- (1.7%)
COMMON STOCKS -- (1.7%)
 Fortum Oyj.............................   1,071,385       8,404,848
 Huhtamaki Van Leer Oyj.................       2,300          24,265
 Kemira Oyj.............................      61,300         476,563
 Kesko Oyj..............................     116,100       1,401,000
 M-real Oyj Series B....................     218,700       1,774,828
 Metso Oyj..............................     171,757       1,636,281
 Outokumpu Oyj Series A.................     351,300       2,921,164
 Stora Enso Oyj Series R................     547,800       5,701,955
                                                      --------------
TOTAL -- FINLAND
  (Cost $19,344,042)....................                  22,340,904
                                                      --------------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
 #Banque Nationale de Belgique..........         749       3,470,415
 Bekaert SA.............................       2,000          93,762
 #Delhaize Freres & cie le Lion SA
   Molenbeek-Saint Jean.................       8,300         268,551
 Groupe Bruxelles Lambert...............      55,500       2,480,476
 *Heidelberger Zement AG................       7,985         219,864
 *ING Bank Belgium NV...................         128               4
 Nationale a Portefeuille...............       4,029         439,748
 Sofina SA..............................      10,500         419,882
 #Suez (ex Suez Lyonnaise des Eaux).....      95,400       1,648,271
 Tessenderlo Chemie.....................      14,400         474,727
 Union Miniere SA.......................      40,200       1,845,841
                                                      --------------
TOTAL -- BELGIUM
  (Cost $10,244,703)....................                  11,361,541
                                                      --------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
 Danisco A.S............................      26,130         993,447
 Danske Bank A.S........................     329,253       6,884,897
 *Jyske Bank A.S........................      16,350         634,567
 Nordea AB..............................     475,918       2,405,009
 Tele Danmark A.S.......................      11,250         328,808
                                                      --------------
TOTAL -- DENMARK
  (Cost $6,905,041).....................                  11,246,728
                                                      --------------
IRELAND -- (0.8%)
COMMON STOCKS -- (0.8%)
 Allied Irish Banks P.L.C...............     107,588       1,613,364
 CRH P.L.C..............................     170,836       2,652,234
 *Elan Corp. P.L.C......................     612,513       3,493,940
 Irish Permanent P.L.C..................     186,115       2,298,419
                                                      --------------
TOTAL -- IRELAND
  (Cost $8,407,849).....................                  10,057,957
                                                      --------------
SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
 Capitaland, Ltd........................     517,000         348,718
 City Developments, Ltd.................     214,000         486,080
 DBS Group Holdings, Ltd................     218,000       1,231,631
 Fraser & Neave, Ltd....................     408,100       2,046,841
 Haw Par Brothers International, Ltd....       2,698           5,911
 Keppel Corp., Ltd......................     855,000       2,168,787
 *Neptune Orient Lines, Ltd.............     175,000         133,171

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Overseas Chinese Banking Corp., Ltd....      94,000  $      498,556
 United Overseas Bank, Ltd..............      66,000         422,343
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $7,316,437).....................                   7,342,038
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $11,752).......................                      11,731
                                                      --------------
TOTAL -- SINGAPORE
  (Cost $7,328,189).....................                   7,353,769
                                                      --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A..............     105,892       2,705,613
 #Den Norske Bank ASA Series A..........     589,194       3,204,543
 #Norsk Hydro ASA.......................      16,700         738,609
 Norske Skogindustrier ASA Series A.....      16,900         239,892
 *Storebrand ASA........................      41,900         184,690
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $6,187,564).....................                   7,073,347
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $22,136).......................                      22,271
                                                      --------------
TOTAL -- NORWAY
  (Cost $6,209,700).....................                   7,095,618
                                                      --------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Agricultural Bank of Greece S.A.......     121,100         951,435
 Alpha Credit Bank......................      29,200         454,018
 Bank of Piraeus S.A....................       4,600          30,838
 Commercial Bank of Greece..............      36,800         521,980
 EFG Eurobank Ergasias S.A..............      60,097         807,193
 Hellenic Petroleum S.A.................     135,530         962,788
 National Bank of Greece................      23,200         376,552
                                                      --------------
TOTAL -- GREECE
  (Cost $4,058,902).....................                   4,104,804
                                                      --------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
 Banco Comercial Portugues SA...........     195,400         319,446
 Cimpor Cimentos de Portugal SA.........     503,265       1,941,463
 Portugal Telecom SA....................      50,082         382,872
 *Sonae SGPS SA.........................   1,864,000         898,852
                                                      --------------
TOTAL -- PORTUGAL
  (Cost $3,656,537).....................                   3,542,633
                                                      --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Auckland International Airport, Ltd....      51,433         162,729
 Carter Holt Harvey, Ltd................   1,909,000       1,741,424
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $2,508,586).....................                   1,904,153
                                                      --------------
                                            SHARES        VALUE+
                                            ------        ------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $41,043).......................              $       42,238
                                                      --------------
TOTAL -- NEW ZEALAND
  (Cost $2,549,629).....................                   1,946,391
                                                      --------------
AUSTRIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 Voest-Alpine Stahl AG..................      44,787       1,511,793
 Wienerberger AG........................      16,123         292,787
                                                      --------------
TOTAL -- AUSTRIA
  (Cost $1,522,795).....................                   1,804,580
                                                      --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $775,751)......................                     796,812
                                                      --------------

                                             FACE
                                            AMOUNT
                                            ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (13.7%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $13,657,000 U.S.
   Treasury Notes 1.875%, 09/30/04,
   valued at $13,827,713) to be
   repurchased at $13,624,362
   (Cost $13,623,000)...................  $   13,623      13,623,000
 Repurchase agreements in a Pooled Cash
   Account, Deutsche Bank and Mizuho
   Securities, rates ranging from 1.20%
   to 1.27%, 06/02/03 (Collateralized by
   $185,789,000 U.S. Treasury
   Obligations, rates ranging from 1.22%
   to 6.375%, maturities ranging from
   05/15/05 to 08/15/28, valued at
   $167,960,780) to be repurchased at
   $174,561,322 (.)
   (Cost $167,960,780)..................     167,961     167,960,780
                                                      --------------
TOTAL TEMPORARY CASH INVESTMENTS --
  (Cost $181,583,780)...................                 181,583,780
                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,392,350,509)++...............              $1,328,457,537{/\}
                                                      ==============

--------------------

  +  See Note B to Financial Statements
  #  Total or Partial Securities on Loan
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $1,392,427,105
{/\} Includes $158,994,319 of securities on loan. (See Note G)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value (including $158,994 of
  securities on loan).............................  $  1,328,458
Cash..............................................            16
Receivables:
  Investment Securities Sold......................         6,839
  Dividends and Interest..........................         5,781
  Fund Shares Sold................................         6,899
  Securities Lending Income.......................           204
Prepaid Expenses and Other Assets.................             8
                                                    ------------
    TOTAL ASSETS..................................     1,348,205
                                                    ------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.................       167,961
  Investment Securities Purchased.................           795
  Fund Shares Redeemed............................           230
  Due to Advisor..................................           190
Accrued Expenses and Other Liabilities............           189
                                                    ------------
    TOTAL LIABILITIES.............................       169,365
                                                    ------------
NET ASSETS........................................  $  1,178,840
                                                    ============
SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized).........   117,912,244
                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $      10.00
                                                    ============
Investments at Cost...............................     1,392,351
                                                    ============
NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  1,246,863
Accumulated Net Investment Income (Loss)..........        15,910
Accumulated Net Realized Gain (Loss)..............       (20,800)
Accumulated Net Realized Foreign Exchange Gain
  (Loss)..........................................           508
Unrealized Appreciation (Depreciation) from
  Investment Securities and Foreign Currency......       (63,893)
Unrealized Net Foreign Exchange Gain (Loss).......           252
                                                    ------------
    TOTAL NET ASSETS..............................  $  1,178,840
                                                    ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF OPERATIONS

                        FOR THE YEAR ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $2,052).......................................  $ 19,540
  Interest........................................       144
  Income from Securities Lending..................       923
                                                    --------
      TOTAL INVESTMENT INCOME.....................    20,607
                                                    --------
EXPENSES
  Investment Advisory Services....................     1,052
  Accounting & Transfer Agent Fees................       348
  Custodian Fees..................................       149
  Legal Fees......................................         7
  Audit Fees......................................         8
  Shareholders' Reports...........................        13
  Trustees' Fees and Expenses.....................         5
  Other...........................................        40
                                                    --------
      TOTAL EXPENSES..............................     1,622
                                                    --------
  NET INVESTMENT INCOME (LOSS)....................    18,985
                                                    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................   (20,665)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................       508
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................    82,548
  Translation of Foreign Currency Denominated
    Amounts.......................................       166
                                                    --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................    62,557
                                                    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $ 81,542
                                                    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS      YEAR
                                             ENDED        ENDED
                                            MAY 31,     NOV. 30,
                                             2003         2002
                                          -----------  -----------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $   18,985   $   27,614
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (20,665)       2,766
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............         508          (42)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency.....      82,548      (97,155)
  Translation of Foreign Currency
    Denominated Amounts.................         166          202
                                          ----------   ----------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................      81,542      (66,615)
                                          ----------   ----------
Distributions From:
  Net Investment Income.................      (2,198)     (29,420)
  Net Short-Term Gains..................          --         (340)
  Net Long-Term Gains...................      (1,177)      (2,606)
                                          ----------   ----------
        TOTAL DISTRIBUTIONS.............      (3,375)     (32,366)
                                          ----------   ----------
Capital Share Transactions (1):
  Shares Issued.........................     217,311      354,850
  Shares Issued in Lieu of Cash
    Distributions.......................       3,374       32,365
  Shares Redeemed.......................    (245,479)    (370,867)
                                          ----------   ----------
        Net Increase (Decrease) from
          Capital Share Transactions....     (24,794)      16,348
                                          ----------   ----------
        Total Increase (Decrease).......      53,373      (82,633)
NET ASSETS
    Beginning of Period.................   1,125,467    1,208,100
                                          ----------   ----------
    End of Period.......................  $1,178,840   $1,125,467
                                          ==========   ==========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      24,020       36,168
    Shares Issued in Lieu of Cash
      Distributions.....................         393        3,202
    Shares Redeemed.....................     (27,090)     (37,827)
                                          ----------   ----------
                                              (2,677)       1,543
                                          ==========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                       THE DFA INTERNATIONAL VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....  $     9.33   $    10.15   $    12.07   $    13.18   $    11.95   $    10.90
                           ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............        0.16         0.24         0.27         0.27         0.28         0.22
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......        0.54        (0.78)       (1.49)       (0.31)        1.29         1.13
                           ----------   ----------   ----------   ----------   ----------   ----------
  Total from Investment
    Operations...........        0.70        (0.54)       (1.22)       (0.04)        1.57         1.35
                           ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Net Investment
    Income...............       (0.02)       (0.25)       (0.27)       (0.26)       (0.31)       (0.27)
  Net Realized Gains.....       (0.01)       (0.03)       (0.43)       (0.81)       (0.03)       (0.03)
                           ----------   ----------   ----------   ----------   ----------   ----------
Total Distributions......       (0.03)       (0.28)       (0.70)       (1.07)       (0.34)       (0.30)
                           ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of
  Period.................  $    10.00   $     9.33   $    10.15   $    12.07   $    13.18   $    11.95
                           ==========   ==========   ==========   ==========   ==========   ==========
Total Return.............        7.54%#      (5.53)%     (10.75)%      (0.51)%      13.27%       12.50%

Net Assets, End of Period
  (thousands)............  $1,178,840   $1,125,467   $1,208,100   $1,553,481   $1,660,377   $1,720,249
Ratio of Expenses to
  Average Net Assets.....        0.31%*       0.30%        0.29%        0.29%        0.29%        0.29%
Ratio of Net Investment
  Income to Average Net
  Assets.................        3.62%*       2.36%        2.32%        2.13%        2.17%        1.90%
Portfolio Turnover
  Rate...................          16%*         18%           6%           9%           6%          15%

----------------

*    Annualized
#    Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $12,049.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal

Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2003.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

    6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

    The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

Purchases...................................................      $82,215
Sales.......................................................       90,812

    There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2003.

E. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Series intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 207,461
Gross Unrealized Depreciation...............................       (271,431)
                                                                  ---------
  Net.......................................................      $ (63,970)
                                                                  =========

    Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2002, the DFA International Value Series realized gains on the sale of passive foreign investment companies of $7,580,897, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income.

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the line of credit for the six months ended May 31, 2003.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2003.

G. SECURITIES LENDING:

    As of May 31, 2003, some of the Series' portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                       TAX-MANAGED U.S. MARKETWIDE VALUE
                                  PORTFOLIO II

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2003
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                    PAGE
                                                    -----
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...........      1
    Statement of Operations.......................      2
    Statements of Changes in Net Assets...........      3
    Financial Highlights..........................      4
    Notes to Financial Statements.................      5

THE DFA INVESTMENT TRUST COMPANY -- THE TAX
  MANAGED U.S. MARKETWIDE VALUE SERIES
    Schedule of Investments.......................      7
    Statement of Assets and Liabilities...........     21
    Statement of Operations.......................     22
    Statements of Changes in Net Assets...........     23
    Financial Highlights..........................     24
    Notes to Financial Statements.................     25

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.
                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The Tax-Managed U.S. Marketwide
  Value Series of The DFA Investment Trust Company
  (Cost $216,418)++ at Value+.....................  $  247,077
Receivable for Fund Shares Sold...................         399
Prepaid Expenses and Other Assets.................           6
                                                    ----------
    Total Assets..................................     247,482
                                                    ----------

LIABILITIES:
Payables:
  Investment Securities Purchased.................         300
  Fund Shares Redeemed............................          98
Accrued Expenses and Other Liabilities............          21
                                                    ----------
    Total Liabilities.............................         419
                                                    ----------
NET ASSETS........................................  $  247,063
                                                    ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)........................  25,740,228
                                                    ==========
NET ASSET VALUE...................................  $     9.60
                                                    ==========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  260,706
Accumulated Net Investment Income (Loss)..........         350
Accumulated Net Realized Gain (Loss)..............     (44,652)
Unrealized Appreciation (Depreciation) from
  Investment Securities...........................      30,659
                                                    ----------
    Total Net Assets..............................  $  247,063
                                                    ==========

--------------

  +  See Note B to Financial Statements
 ++  The cost for federal income tax purposes is $216,536

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends.......................................  $  757
  Interest........................................      19
  Income from Securities Lending..................      12
  Expenses Allocated from Master Fund.............    (263)
                                                    ------
        Total Investment Income...................     525
                                                    ------
EXPENSES
  Accounting & Transfer Agent Fees................      18
  Legal Fees......................................       5
  Audit Fees......................................       1
  Filing Fees.....................................      10
  Shareholders' Reports...........................       9
  Directors' Fees and Expenses....................       2
  Other...........................................       1
                                                    ------
        Total Expenses............................      46
                                                    ------
  NET INVESTMENT INCOME (LOSS)....................     479
                                                    ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................  (3,468)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................  20,093
                                                    ------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES........  16,625
                                                    ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $17,104
                                                    ======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS     YEAR
                                             ENDED       ENDED
                                            MAY 31,    NOV. 30,
                                             2003        2002
                                          -----------  ---------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $    479    $    910
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (3,468)    (36,728)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................     20,093       2,540
                                           --------    --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................     17,104     (33,278)
                                           --------    --------
Distributions From:
  Net Investment Income.................       (932)     (1,099)
                                           --------    --------
        Total Distributions.............       (932)     (1,099)
                                           --------    --------
Capital Share Transactions (1):
  Shares Issued.........................     68,801     187,720
  Shares Issued in Lieu of Cash
    Distributions.......................        932       1,099
  Shares Redeemed.......................    (34,172)    (75,467)
                                           --------    --------
        Net Increase (Decrease) from
          Capital Share Transactions....     35,561     113,352
                                           --------    --------
        Total Increase (Decrease).......     51,733      78,975
NET ASSETS
  Beginning of Period...................    195,330     116,355
                                           --------    --------
  End of Period.........................   $247,063    $195,330
                                           ========    ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      8,064      19,449
    Shares Issued in Lieu of Cash
      Distributions.....................        106          97
    Shares Redeemed.....................     (3,999)     (8,126)
                                           --------    --------
                                              4,171      11,420
                                           ========    ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR      DEC, 16,
                              ENDED        ENDED        ENDED        ENDED      1998 TO
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,    NOV. 30,
                              2003         2002         2001         2000        1999
                           -----------  -----------  -----------  -----------  ---------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....   $   9.06     $  11.46     $  10.74      $ 10.68     $ 10.00
                            --------     --------     --------      -------     -------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.02         0.04         0.10         0.17        0.06
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       0.56        (2.34)        0.77         0.12        0.62
                            --------     --------     --------      -------     -------
Total from Investment
  Operations.............       0.58        (2.30)        0.87         0.29        0.68
                            --------     --------     --------      -------     -------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.04)       (0.10)       (0.15)       (0.09)         --
  Net Realized Gains.....         --           --           --        (0.14)         --
                            --------     --------     --------      -------     -------
Total Distributions......      (0.04)       (0.10)       (0.15)       (0.23)         --
                            --------     --------     --------      -------     -------
Net Asset Value, End of
  Period.................   $   9.60     $   9.06     $  11.46      $ 10.74     $ 10.68
                            ========     ========     ========      =======     =======
Total Return.............       6.50%#     (20.26)%       8.17%        2.83%       6.80%#

Net Assets, End of Period
  (thousands)............   $247,063     $195,330     $116,355      $54,476     $26,414
Ratio of Expenses to
  Average Net Assets
  (1)....................       0.31%*       0.30%        0.34%        0.44%       0.96%*
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.47%*       0.57%        1.10%        1.78%       0.99%*
Portfolio Turnover
  Rate...................        N/A          N/A          N/A          N/A         N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................          6%*         15%          11%          39%         10%*

--------------

*    Annualized
#    Non-annualized
(1) Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refers to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At May 31, 2003, the Portfolio owned 31% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $2,269.

    3. OTHER: The Portfolio accrues its share of income and expenses daily on its investment in the Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Series are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Portfolio is not charged a fee for these services. The Advisor provides investment advisory services to the Series.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAX:

    No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $30,541
Gross Unrealized Depreciation...............................           --
                                                                  -------
  Net.......................................................      $30,541
                                                                  =======

    For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2002, the Portfolio had capital loss carryforwards for federal income tax purposes of approximately $41,060,000 of which $2,938,000, $1,364,000 and $36,758,000 will expire on November 30, 2008, November 30, 2009, and
November 30, 2010, respectively.

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the discretionary line of credit with the domestic custodian bank during the six months ended May 31, 2003.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2003.

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (88.1%)
 1st Source Corp........................      7,700   $    131,747
 *3COM Corp.............................    193,900        950,110
 *3TEC Energy Corp......................      7,200        123,480
 AAR Corp...............................      9,900         44,550
 *Abgenix, Inc..........................     47,200        507,400
 *#Abiomed, Inc.........................      5,500         27,445
 *Acceptance Insurance Companies,
   Inc..................................      2,200             26
 *Ace Cash Express, Inc.................        400          4,280
 *Aclara Biosciences, Inc...............      9,400         31,490
 *#ACT Manufacturing, Inc...............        300              2
 *#ACT Teleconferencing, Inc............      7,000         12,180
 *Actel Corp............................      7,300        161,987
 Action Performance Companies, Inc......      1,000         20,140
 *Active Power, Inc.....................     43,900         83,849
 *Activision, Inc.......................     21,400        363,372
 *Adaptec, Inc..........................     36,500        292,000
 *ADC Telecommunications, Inc...........    323,300        869,677
 *ADE Corp..............................      2,600         19,422
 *Adept Technology, Inc.................        700            245
 *#Administaff, Inc.....................     30,800        275,660
 *Advanced Digital Information Corp.....     20,700        217,971
 *Advanced Energy Industries, Inc.......      1,600         21,504
 *Advanced Micro Devices, Inc...........    217,000      1,579,760
 *Advanced Power Technology, Inc........      1,200          6,000
 Advanta Corp. Class A..................     14,400        134,064
 Advanta Corp. Class B Non-Voting.......     15,000        147,750
 *Advent Software, Inc..................     10,500        157,815
 *Aehr Test Systems.....................        500          1,435
 *AEP Industries, Inc...................      8,300         57,685
 *Aeroflex, Inc.........................      9,100         71,435
 *Aether Systems, Inc...................     13,900         66,859
 Aetna, Inc.............................     91,900      5,276,898
 *Aetrium, Inc..........................        100            175
 *Aftermarket Technology Corp...........        300          3,135
 *AG Services America, Inc..............        400          2,340
 *#Agco Corp............................     47,700        852,876
 *Agere Systems, Inc. Class B...........         98            229
 *Agile Software Corp...................     17,600        165,792
 *AHL Services, Inc.....................      2,760          3,685
 *Air Methods Corp......................      1,900         14,915
 #Airborne, Inc.........................     19,300        396,229
 *Airgas, Inc...........................     78,300      1,417,230
 *Airnet Systems, Inc...................        700          2,226
 *AK Steel Holding Corp.................    100,160        296,474
 Alamo Group, Inc.......................      3,800         45,866
 *Alaska Air Group, Inc.................     25,800        490,458
 Albany International Corp. Class A.....     17,000        452,540
 Albemarle Corp.........................      3,900        104,403
 Alcoa, Inc.............................      2,552         62,805
 *Alderwoods Group, Inc.................      5,100         29,886
 Alexander & Baldwin, Inc...............     19,000        516,420
 *Alexion Pharmaceuticals, Inc..........     14,800        207,348
 Alfa Corp..............................      3,600         46,188
 *Align Technology, Inc.................      1,000         10,130
 *All American Semiconductor, Inc.......      1,300          2,912
                                           SHARES        VALUE+
                                           ------        ------
 *Allegheny Corp........................      2,221   $    393,672
 *Allen Telecom, Inc....................     17,200        303,580
 *Alliance Semiconductor Corp...........      3,900         16,575
 *Allied Healthcare International,
   Inc..................................      1,200          4,788
 *Allied Healthcare Products, Inc.......        400          1,364
 *Allied Holdings, Inc..................      1,100          3,300
 *Allied Waste Industries, Inc..........     84,000        829,920
 *Allou Health Care, Inc. Class A.......      1,000          1,070
 *Alloy, Inc............................     11,500         79,925
 *Allscripts Healthcare Solutions,
   Inc..................................     24,900         97,110
 Allstate Corp..........................    213,700      7,691,063
 *Alpha Technologies Group, Inc.........        200            280
 #Alpharma, Inc. Class A................     24,100        506,582
 *Ambassadors Group, Inc................        700          9,989
 *Ambassadors, Inc......................      4,000         47,440
 *AMC Entertainment, Inc................      9,700        100,977
 Amerada Hess Corp......................     25,900      1,269,100
 *America Services Group, Inc...........        400          6,300
 *America West Holdings Corp.
   Class B..............................        200            814
 *American Dental Partners, Inc.........        500          4,525
 American Financial Group, Inc..........     35,700        789,327
 *#American Greetings Corp. Class A.....     32,500        576,225
 *American Independence Corp............      1,266         11,457
 *American Management Systems, Inc......     12,900        176,343
 *American Medical Security Group,
   Inc..................................      7,200        137,376
 American National Insurance Co.........     23,800      2,038,232
 *American Pacific Corp.................        500          3,905
 *American Physicians Capital, Inc......      4,000         93,716
 *American Power Conversion Corp........      3,000         46,530
 *#American Retirement Corp.............     11,000         19,580
 *American Software, Inc. Class A.......      4,500         22,549
 *American Superconductor Corp..........      3,800         15,846
 *American Technical Ceramics Corp......        500          2,420
 *#American Tower Corp..................     78,900        706,944
 *American West Bancorporation..........        605         10,648
 *Americredit Corp......................     16,500        155,100
 AmerisourceBergen Corp.................     24,272      1,521,612
 AmerUs Group Co........................     14,400        387,504
 *AMN Healthcare Services, Inc..........      4,000         45,600
 *Amrep Corp............................        500          5,870
 AmSouth Bancorporation.................      2,500         55,800
 Anadarko Petroleum Corp................    211,734     10,434,252
 *Anadigics, Inc........................      1,800          5,454
 *Analysts International Corp...........      9,700         20,855
 *Anaren Microwave, Inc.................      8,200         83,476
 *#Andrew Corp..........................     34,600        343,924
 *Angiotech Pharmaceuticals, Inc........      1,706         50,685
 *Anixter International, Inc............        400          9,568
 *Ann Taylor Stores Corp................     26,250        671,212
 *AnswerThink Consulting Group, Inc.....     16,300         34,882
 *Anthem, Inc...........................      9,239        677,681
 *AOL Time Warner, Inc..................    838,000     12,754,360
 *APA Optics, Inc.......................      5,200         11,440
 Apache Corp............................     88,473      5,832,140
 *Apple Computer, Inc...................    155,000      2,785,350

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Applica, Inc...........................      2,900   $     17,690
 *Applied Films Corp....................      5,400        120,150
 Applied Industrial Technologies, Inc...      4,900         93,835
 *Applied Innovation, Inc...............      4,000         13,560
 *Applied Micro Circuits Corp...........    122,600        615,452
 *Applied Molecular Evolution, Inc......      7,100         33,583
 Applied Signal Technologies, Inc.......      2,400         40,608
 *Apropos Technology, Inc...............      3,800          9,538
 *aQuantive, Inc........................     13,000        102,960
 *Arch Capital Group, Ltd...............      9,000        333,000
 Arch Chemicals, Inc....................      7,500        152,700
 #Arch Coal, Inc........................     18,995        429,477
 Archer-Daniels Midland Co..............    425,565      5,094,013
 *Arena Pharmaceuticals, Inc............     12,400         86,924
 Argonaut Group, Inc....................         50            620
 #Arkansas Best Corp....................     11,000        291,500
 *Armor Holdings, Inc...................     10,700        145,627
 *Arqule, Inc...........................      6,854         29,472
 *Arris Group, Inc......................     60,090        312,468
 *Arrow Electronics, Inc................     57,200        974,116
 *Artesyn Technologies, Inc.............     30,500        140,300
 Arvinmeritor, Inc......................        200          3,558
 *Ascential Software Corp...............    162,100        646,779
 *Ashworth, Inc.........................      4,000         24,760
 *Aspect Communications Corp............     14,900         47,531
 *Aspect Medical Systems, Inc...........      1,600         12,080
 *Aspen Technology, Inc.................      6,900         28,083
 *Astec Industries, Inc.................     10,800         87,048
 #Astoria Financial Corp................      5,400        142,830
 *#AstroPower, Inc......................      6,100         14,762
 *Asyst Technologies, Inc...............     12,900         85,914
 AT&T Corp..............................     67,740      1,320,253
 *AT&T Wireless Services, Inc...........  2,308,066     17,933,673
 *Atlanta Sosnoff Capital Corp..........        600          8,172
 *Atlantic Coast Airlines, Inc..........      4,999         47,341
 *Atmel Corp............................     14,700         44,541
 *ATP Oil & Gas Corp....................      6,900         31,119
 *Atrion Corp...........................        200          5,388
 *Atwood Oceanics, Inc..................      1,100         32,725
 *Audiovox Corp. Class A................     23,400        224,640
 *August Technology Corp................      8,600         37,410
 *Ault, Inc.............................        300            585
 *Aurora Foods, Inc.....................      6,692          3,681
 *autobytel.com, Inc....................      7,300         41,610
 *AutoNation, Inc.......................    324,600      4,518,432
 *Avatar Holdings, Inc..................      1,700         49,164
 *Aviall, Inc...........................      5,600         53,592
 *#Avid Technology, Inc.................      4,700        158,578
 *#Avigen, Inc..........................     24,900         96,363
 *Avnet, Inc............................     33,700        458,320
 *Avocent Corp..........................     20,400        603,024
 AVX Corp...............................     21,500        259,075
 *Aware, Inc............................     26,100         57,420
 *Axcelis Technologies, Inc.............     51,400        306,344
 *Axsys Technologies, Inc...............        300          2,698
 *Aztar Corp............................     30,900        472,770
 *AZZ, Inc..............................      3,600         40,680
 Baldwin & Lyons, Inc. Class B..........      1,500         34,800
 *#Bally Total Fitness Holding Corp.....     10,900         86,982
 *Bancinsurance Corp....................      1,800          9,378
 Bandag, Inc............................      4,500        162,810
 Bandag, Inc. Class A...................      2,600         86,840
                                           SHARES        VALUE+
                                           ------        ------
 Bank of America Corp...................     14,000   $  1,038,800
 Bank of Hawaii Corp....................     64,600      2,255,832
 Bank One Corp..........................     11,400        425,904
 *Bank United Financial Corp. Class A...     16,500        303,930
 Banknorth Group, Inc...................      3,000         76,860
 Banner Corp............................      1,000         21,190
 Banta Corp.............................     13,000        449,410
 *#Barnes & Noble, Inc..................     26,200        623,560
 *Barry (R.G.) Corp.....................      1,100          4,400
 *Bay View Capital Corp.................     37,000        214,600
 *Baycorp Holdings, Ltd.................         34            476
 *BE Aerospace, Inc.....................     15,800         38,236
 Bear Stearns Companies, Inc............     49,622      3,834,292
 *#Beazer Homes USA, Inc................      4,501        381,685
 Belden, Inc............................     11,100        150,960
 *Bell Industries, Inc..................      2,700          4,711
 *Bell Microproducts, Inc...............     10,000         41,000
 Belo Corp. Class A.....................     69,100      1,616,940
 *Benchmark Electronics, Inc............      8,400        238,896
 Berkley (W.R.) Corp....................     15,750        775,687
 *#Bethlehem Steel Corp.................      8,800            264
 *Beverly Enterprises...................     51,000        185,130
 *Big Lots, Inc.........................     84,200      1,145,962
 *Bio Technology General Corp...........     12,200         57,340
 *Bio-Logic Systems Corp................        300          1,416
 *BioMarin Pharmaceutical, Inc..........     15,200        173,736
 *Bio-Rad Laboratories, Inc. Class A....      4,000        236,000
 *Biosource International, Inc..........      2,600         15,184
 Black Box Corp.........................     16,800        625,128
 Blockbuster, Inc. Class A..............     47,000        794,300
 *Blonder Tongue Laboratories, Inc......        500          1,000
 *Blue Rhino Corp.......................      1,900         25,479
 *Bluegreen Corp........................      7,800         31,590
 Bob Evans Farms, Inc...................     19,600        505,092
 *Boca Resorts, Inc.....................     35,200        456,192
 *Bogen Communications International,
   Inc..................................        700          2,520
 Boise Cascade Corp.....................     14,400        353,808
 *Bombay Co., Inc.......................      9,900         94,050
 *Bon-Ton Stores, Inc...................        900          4,275
 *Books-a-Million, Inc..................      5,000         11,800
 *Borders Group, Inc....................     32,100        528,045
 Borg-Warner, Inc.......................     23,100      1,342,572
 *Borland Software Corp.................      9,700         98,164
 *Boston Biomedical, Inc................        400          1,208
 *#Boston Communications Group, Inc.....      5,300         86,231
 *Bottomline Technologies, Inc..........      4,000         28,360
 #Bowater, Inc..........................      9,100        356,629
 Bowne & Co., Inc.......................     29,300        361,562
 *Boyd Gaming Corp......................     42,300        639,576
 *Brass Eagle, Inc......................      3,600         27,720
 *Brigham Exploration Co................      1,100          5,852
 *Brightpoint, Inc......................      1,000         12,680
 *#Broadcom Corp........................     73,100      1,789,488
 Brookline Bancorp, Inc.................     25,150        358,639
 *Brooks Automation, Inc................     12,100        143,990
 *Brookstone, Inc.......................      1,500         26,700
 *Brooktrout, Inc.......................      3,300         18,447
 *#Brown (Tom), Inc.....................     17,900        506,570
 Brown Shoe Company, Inc................      8,900        252,315
 *Bruker Daltonics, Inc.................      4,000         17,000
 Brunswick Corp.........................     51,400      1,128,230

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Brush Engineered Materials, Inc.......      3,000   $     24,180
 *BSQUARE Corp..........................      3,700          3,922
 *BTU International, Inc................      1,000          2,110
 *Buca, Inc.............................     15,300         97,155
 *Buckeye Technology, Inc...............     18,600        104,160
 Building Materials Holding Corp........      7,000         97,930
 Burlington Coat Factory Warehouse
   Corp.................................     51,200        872,960
 Burlington Northern Santa Fe Corp......    311,900      9,204,169
 Bush Industries, Inc. Class A..........        200            482
 C & D Technologies, Inc................      1,600         23,760
 *C-COR.Net Corp........................     10,500         50,505
 *Cable Design Techologies Corp.........     20,700        156,285
 Cabot Oil & Gas Corp. Class A..........     17,100        463,239
 *Cache, Inc............................        700          7,070
 Calgon Carbon Corp.....................     32,900        189,175
 *California Amplifier, Inc.............      1,600          6,224
 *California Coastal Communities, Inc...        700          4,252
 *Caliper Technologies Corp.............     16,156         75,125
 *Callon Petroleum Corp.................     11,000         88,000
 Cambrex Corp...........................     11,500        243,800
 *Candela Laser Corp....................      2,700         32,400
 *Capital Pacific Holdings, Inc.........      5,700         18,810
 *Capital Senior Living Corp............      3,900         11,505
 Capital Trust..........................        466          8,276
 *Captaris, Inc.........................      9,600         34,272
 *Caraustar Industries, Inc.............     23,600        181,720
 *CarMax, Inc...........................     21,729        505,199
 *Carreker Corp.........................      5,800         26,970
 *Carriage Services, Inc. Class A.......      4,100         14,637
 *Carrizo Oil & Gas, Inc................      1,700         10,965
 Cascade Corp...........................      3,000         48,750
 *Casella Waste Systems, Inc. Class A...      9,500         84,075
 Casey's General Stores, Inc............     23,600        328,276
 Cash America International, Inc........     19,100        229,582
 *Castle (A.M.) & Co....................     11,200         57,120
 *Casual Male Retail Group, Inc.........     20,000         93,180
 *Catalytica Energy Systems, Inc........      5,900         15,399
 Cato Corp. Class A.....................        400          7,888
 *Cavalier Homes, Inc...................      5,800         11,194
 #CBRL Group, Inc.......................     60,100      2,168,408
 *CDI Corp..............................      8,600        227,470
 *Celadon Group, Inc....................      2,000         16,100
 *Celeritek, Inc........................     11,600         91,060
 *Cell Genesys, Inc.....................     15,500        174,561
 *CellStar Corp.........................      5,000         25,950
 *Cendant Corp..........................    548,579      9,216,127
 Centex Construction Products, Inc......     17,000        663,850
 Centex Corp............................     60,500      4,696,615
 *Centillium Communications, Inc........      6,300         68,859
 *Central Garden & Pet Co...............      7,100        177,145
 Central Parking Corp...................     28,500        323,475
 Century Aluminum Co....................     24,600        172,200
 *Century Business Services, Inc........     42,800        121,980
 CenturyTel, Inc........................      3,100        104,377
 *Ceradyne, Inc.........................      1,000         15,932
 *Ceres Group, Inc......................      1,100          3,135
 *CGI Group, Inc........................      3,032         17,010
 *Chalone Wine Group, Ltd...............        700          5,600
 *Champion Enterprises, Inc.............     18,500         65,675
 *Championship Auto Racing Teams,
   Inc..................................      1,300          3,666
                                           SHARES        VALUE+
                                           ------        ------
 *Channell Commercial Corp..............        700   $      3,500
 *Charles and Colvard, Ltd..............      1,000          4,600
 *Charlotte Russe Holding, Inc..........        200          1,918
 *#Charming Shoppes, Inc................     50,800        239,776
 *Chart Industries, Inc.................      2,300            282
 *Checkers Drive-In Restaurant, Inc.....      3,100         24,893
 *#CheckFree Corp.......................     36,000        881,280
 *Checkpoint Systems, Inc...............     24,200        332,750
 #Chesapeake Energy Corp................      3,000         30,630
 *Children's Place Retail Stores,
   Inc..................................      8,300        126,160
 *Chromcraft Revington, Inc.............        700          7,805
 *Chronimed, Inc........................      3,100         30,473
 *Ciber, Inc............................     29,400        177,576
 *CIENA Corp............................    100,600        578,450
 *Cima Laboratories, Inc................      1,800         51,750
 *Cimarex Energy Co.....................      6,111        132,914
 Cincinnati Financial Corp..............    136,900      5,081,728
 *Ciphergen Biosystems, Inc.............      6,900         59,478
 *Ciprico, Inc..........................        400          2,220
 CIRCOR International, Inc..............      1,150         20,470
 Circuit City Stores, Inc...............    171,800      1,235,242
 *Cirrus Logic, Inc.....................     28,300         99,899
 Citigroup, Inc.........................     45,069      1,848,730
 *Citizens Communications Co............    133,500      1,644,720
 City Holding Co........................      6,500        185,250
 *CKE Restaurants, Inc..................     18,400        114,080
 *Clark/Bardes Holdings, Inc............      9,200        108,100
 *Clarus Corp...........................      4,700         29,093
 Clayton Homes, Inc.....................     86,400      1,079,136
 *Clayton Williams Energy, Inc..........      6,100        104,310
 *#Clean Harbors, Inc...................      3,200         32,896
 *Clear Channel Communications, Inc.....    405,700     16,511,990
 *Cleveland Cliffs, Inc.................      6,200         93,620
 #CMS Energy Corp.......................     25,775        204,138
 *CNA Financial Corp....................    158,700      3,853,236
 CNA Surety Corp........................     14,100        138,180
 *CNET Networks, Inc....................     40,100        214,535
 Coachmen Industries, Inc...............      6,400         72,640
 *Cobra Electronic Corp.................      1,200          7,500
 Coca-Cola Enterprises, Inc.............    379,500      7,115,625
 *#Coherent, Inc........................     13,100        317,675
 *Coldwater Creek, Inc..................        600          7,380
 *Collins & Aikman Corp.................     20,700         64,584
 *Colorado Medtech, Inc.................      6,100         28,487
 Columbia Banking System, Inc...........      7,260        132,858
 *Columbus McKinnon Corp................      2,087          4,278
 *Comarco, Inc..........................      8,700         62,640
 *Comcast Corp. Class A.................    424,233     12,773,656
 *Comcast Corp. Special Class A
   Non-Voting...........................    352,100     10,147,522
 *Comfort Systems USA, Inc..............     13,700         38,360
 Commerce Bancshares, Inc...............      1,543         62,445
 Commerce Group, Inc....................      8,000        299,200
 *Commerce One, Inc.....................        500          1,475
 Commercial Federal Corp................     33,800        759,486
 Commercial Metals Co...................     18,600        332,568
 *Commscope, Inc........................     21,500        218,655
 *Community West Bancshares.............        400          2,396
 #Compass Bancshares, Inc...............      2,700         99,495
 *Compex Technologies, Inc..............      2,000          9,200
 *Compucom Systems, Inc.................     14,500         65,105
 *CompuCredit Corp......................     36,500        406,610

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Compudyne Corp........................      1,000   $      8,080
 *Computer Access Technology Corp.......     14,600         42,763
 Computer Associates International,
   Inc..................................    176,400      3,822,588
 *Computer Horizons Corp................      9,600         45,216
 *Computer Network Technology Corp......     15,800        119,606
 *Computer Task Group, Inc..............      5,600         13,440
 *Compuware Corp........................    151,500        919,605
 *Comshare, Inc.........................      2,100          7,035
 *Comstock Resources, Inc...............     13,700        187,827
 *Comtech Telecommunications Corp.......      1,800         38,342
 *Comverse Technology, Inc..............    237,100      3,606,291
 *Concerto Software, Inc................      2,700         17,253
 *Concord Camera Corp...................     11,500         64,055
 *#Cone Mills Corp......................      5,900          9,440
 *Conmed Corp...........................     14,250        280,012
 *Consolidated Graphics, Inc............      5,700        113,544
 *#Continental Airlines, Inc............     21,100        232,522
 *Continental Materials Corp............        100          2,310
 *#Convera Corp.........................      8,800         41,712
 Cooper Tire & Rubber Co................     31,600        502,124
 *Copper Mountain Networks, Inc.........        700          6,370
 Corn Products International, Inc.......     31,700        980,798
 *Cornell Companies, Inc................      2,400         33,600
 *#Corning, Inc.........................    470,500      3,439,355
 *Correctional Services Corp............        700          1,806
 *Corrections Corporation of America....     11,900        281,316
 *Corrpro Companies, Inc................        400            160
 Corus Bankshares, Inc..................      6,700        333,325
 *Cosine Communications, Inc............        800          4,552
 Countrywide Financial Corp.............     80,600      5,936,190
 *Covansys Corp.........................     21,000         59,430
 *Covenant Transport, Inc. Class A......     15,100        282,974
 *Coventry Health Care, Inc.............     22,200        969,252
 *Cox Communications, Inc...............    356,500     11,044,370
 *Cox Radio, Inc........................     15,000        341,850
 *Credence Systems Corp.................     38,600        312,660
 *Credit Acceptance Corp................     35,400        343,734
 *#Cree Research, Inc...................     29,900        734,643
 *Cross (A.T.) Co. Class A..............      1,100          6,325
 *Cross Country Healthcare, Inc.........      3,700         46,990
 *Crown Castle International Corp.......     68,300        568,939
 *Crown Holdings, Inc...................     67,300        446,199
 *Crown Media Holdings, Inc.............     13,500         74,385
 *#Cryolife, Inc........................      1,100          9,966
 CSS Industries, Inc....................      1,700         65,195
 #CSX Corp..............................    191,300      6,265,075
 CTS Corp...............................      5,300         53,053
 Cubic Corp.............................     31,500        614,250
 *Culp, Inc.............................      2,500         14,625
 *#Cumulus Media, Inc. Class A..........     15,600        282,204
 *CuraGen Corp..........................     24,800        133,920
 *Curative Health Services, Inc.........      2,500         35,575
 Curtiss-Wright Corp-Cl B W/I...........        636         36,793
 *Cutter & Buck, Inc....................      2,500         10,025
 *Cyberoptics Corp......................        700          4,508
 *Cybersource Corp......................      6,500         18,070
 *#Cypress Semiconductor Corp...........     46,900        518,245
 *Cysive, Inc...........................      7,900         25,438
 *Cytec Industries, Inc.................     12,500        413,750
 D & K Healthcare Resources, Inc........     13,600        215,424
 Dana Corp..............................    164,000      1,461,240
                                           SHARES        VALUE+
                                           ------        ------
 *Danielson Holding Corp................      1,900   $      1,520
 *Datalink Corp.........................     12,500         53,250
 *Dataram Corp..........................      1,600          4,912
 *Datastream Systems, Inc...............      3,900         37,596
 *Dave and Busters, Inc.................      3,900         37,362
 *DaVita, Inc...........................     50,000      1,212,500
 *Dawson Geophysical Co.................        400          2,980
 *Deckers Outdoor Corp..................      1,900         12,046
 Deere & Co.............................      2,500        109,175
 *Delphax Technologies, Inc.............        400          1,384
 Delphi Financial Group, Inc. Class A...      7,100        326,032
 #Delta Air Lines, Inc..................     62,300        832,328
 *Denbury Resources, Inc................     24,100        292,815
 *#Dendreon Corp........................      6,400         40,256
 *Department 56, Inc....................      3,900         46,956
 *Devcon International Corp.............        300          1,902
 #Devon Energy Corp.....................     81,900      4,258,800
 *DiamondCluster International, Inc.....      5,000         13,750
 Diebold, Inc...........................        200          7,986
 *Diedrich Coffee, Inc..................        400          1,364
 *Digi International, Inc...............      4,300         23,435
 *Digimarc Corp.........................      1,500         21,015
 *Digital Insight Corp..................      7,900        134,300
 *DigitalThink Inc......................      1,900          6,365
 *Digitas, Inc..........................     15,500         68,045
 Dillards, Inc. Class A.................     73,900        987,304
 Dime Community Bancorp, Inc............     13,275        336,919
 Dimon, Inc.............................     55,600        389,200
 *Diodes, Inc...........................      2,000         35,280
 *Discovery Partners International......      7,800         31,980
 Disney (Walt) Co.......................    175,400      3,446,610
 *Ditech Communications Corp............     13,600         59,976
 *Dixie Group, Inc......................     11,100         36,075
 *Dollar Thrifty Automotive Group,
   Inc..................................     22,900        442,657
 *Dominion Homes, Inc...................        700         14,490
 Dominion Resources, Inc................      1,194         75,222
 *DoubleClick, Inc......................     60,100        631,050
 Dover Motorsports, Inc.................      4,400         15,356
 Downey Financial Corp..................     11,700        513,630
 *Dress Barn, Inc.......................     14,800        204,388
 *Drew Industries, Inc..................        700         11,396
 *Drugstore.com, Inc....................     26,300        125,188
 *DT Industries, Inc....................        200            300
 *Duane Reade, Inc......................      8,400        120,624
 *Ducommun, Inc.........................        700          9,716
 *DuPont Photomasks, Inc................      8,000        167,760
 *Dura Automotive Systems, Inc..........      5,500         49,610
 *DUSA Pharmaceuticals, Inc.............     10,100         26,462
 *DVI, Inc..............................     11,200         89,040
 *Dwyer Group, Inc......................        500          3,260
 *Dyax Corp.............................     18,600         42,966
 *Dycom Industries, Inc.................     21,399        298,944
 *Dynamex, Inc..........................        700          3,934
 *#Dynegy, Inc..........................     69,100        344,118
 *E Trade Group, Inc....................    212,600      1,626,390
 *E.piphany, Inc........................     32,500        170,950
 *EarthLink, Inc........................     60,600        408,444
 Eaton Corp.............................      1,600        134,288
 *Eden Bioscience Corp..................      7,800         11,700
 *Edge Petroleum Corp...................      2,800         16,240
 *Edgewater Technology, Inc.............      7,700         35,035
 *eFunds Corp...........................     16,300        169,357

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *EGL, Inc..............................     12,800   $    200,448
 *Elder-Beerman Stores Corp.............      1,200          6,186
 *Electro Rent Corp.....................     11,400        116,269
 *Electro Scientific Industries, Inc....      7,500        112,800
 *Electronics for Imaging, Inc..........     24,000        476,880
 *eLoyalty Corp.........................      2,100          6,930
 *EMCORE Corp...........................      2,400          6,480
 *Emisphere Technologies, Inc...........      6,000         18,300
 *Emmis Communications Corp. Class A....     18,800        398,184
 *EMS Technologies, Inc.................      9,700        120,862
 *Emulex Corp...........................      5,000        123,500
 *Encore Med Corp.......................      7,100         20,590
 *Encore Wire Corp......................      4,700         47,705
 Energen Corp...........................     11,300        368,719
 *Energy Partners, Ltd..................     11,500        134,205
 *Enesco Group, Inc.....................      3,600         28,008
 ENSCO International, Inc...............      6,246        187,380
 *Entravision Communications Corp.......     65,000        653,250
 *Entrust, Inc..........................     66,800        173,012
 EOG Resources, Inc.....................     16,800        724,080
 *ePlus, Inc............................      2,400         22,226
 *ePresence, Inc........................      6,400         17,024
 *Equity Oil Co.........................        900          2,556
 *Esco Technologies, Inc................      5,700        238,830
 *ESS Technology, Inc...................     10,100         84,335
 *Esterline Technologies Corp...........      8,200        146,370
 *Ethyl Corp............................      2,100         20,790
 *Evans & Sutherland Computer Corp......        700          4,095
 *Exar Corp.............................     15,400        250,250
 *EXCO Resources, Inc...................        500          8,900
 *Exelixis, Inc.........................     48,700        396,905
 *Exponent, Inc.........................        500          7,875
 *Extended Stay America, Inc............     52,900        650,670
 *Extreme Networks, Inc.................     33,232        200,057
 *Exult, Inc............................     15,000        100,200
 *Factory 2-U Stores, Inc...............      1,000          4,000
 Fair, Isaac & Co., Inc.................      8,615        480,286
 *Fairchild Corp. Class A...............      7,200         37,080
 *Fairchild Semiconductor Corp.
   Class A..............................     47,466        663,575
 *Famous Dave's of America, Inc.........      2,100          8,673
 Farmer Brothers Co.....................        500        161,000
 *Faro Technologies, Inc................      1,400          8,932
 FBL Financial Group, Inc. Class A......     18,200        371,280
 *Federated Department Stores, Inc......    171,600      5,577,000
 FedEx Corp.............................      4,782        305,952
 *Fibermark, Inc........................        500          2,650
 Fidelity National Financial, Inc.......     27,678        859,979
 *Financial Federal Corp................      2,100         51,975
 *Finish Line, Inc. Class A.............     11,700        231,660
 First American Financial Corp..........     28,900        782,612
 *First Cash Financial Services, Inc....      1,800         22,050
 First Charter Corp.....................      7,900        154,050
 First Citizens Bancshares, Inc.........      3,900        394,563
 *First Horizon Pharmaceutical Corp.....     11,065         37,289
 First Indiana Corp.....................      7,775        138,162
 *First Mariner Bank Corp...............        300          3,945
 #First Niagara Financial Group, Inc....     28,454        389,251
 *First Republic Bank...................      6,800        179,860
 First Sentinel Bancorp, Inc............      9,600        145,728
 First Virginia Banks, Inc..............        150          6,450
                                           SHARES        VALUE+
                                           ------        ------
 *FirstFed Financial Corp...............      7,800   $    264,654
 *Flanders Corp.........................      1,900          5,130
 *Fleetwood Enterprises, Inc............     39,700        302,514
 *Florida Banks, Inc....................        400          4,572
 Florida East Coast Industries, Inc.....      5,400        154,872
 *Flow International Corp...............        500            650
 Flowers Foods, Inc.....................     26,100        783,000
 *Flowserve Corp........................     35,000        635,250
 *FMC Corp..............................     10,300        214,137
 *FMC Technologies, Inc.................      1,719         38,385
 *Foodarama Supermarkets, Inc...........        100          2,600
 Foot Locker, Inc.......................     32,000        430,400
 *Footstar, Inc.........................      6,300         58,275
 *Forest Oil Corp.......................     49,750      1,215,392
 Fortune Brands, Inc....................      2,000        104,800
 *Foster (L.B.) Co. Class A.............        700          3,052
 *#Foster Wheeler, Ltd..................     35,500         94,075
 *Fotoball USA, Inc.....................        300            948
 *Fox Entertainment Group, Inc.
   Class A..............................     74,800      2,102,628
 *#FPIC Insurance Group, Inc............      1,800         19,962
 *Franklin Covey Co.....................      1,800          1,800
 *FreeMarkets, Inc......................     13,200         99,132
 Fremont General Corp...................     32,300        372,742
 *Fresh Choice, Inc.....................        400            660
 *Friede Goldman Halter, Inc............        100              0
 Friedman, Billings, Ramsey Group,
   Inc..................................      5,500         73,150
 Friedmans, Inc. Class A................     19,700        214,139
 *Frontier Airlines, Inc................      9,200         64,308
 *Frozen Food Express Industries, Inc...      4,300         10,320
 *FSI International, Inc................      7,500         23,175
 *FuelCell Energy, Inc..................     12,200        113,704
 *#Furniture Brands International,
   Inc..................................     24,200        635,976
 *G-III Apparel Group, Ltd..............        500          3,365
 *Gadzooks, Inc.........................      6,200         34,224
 *#Galyan's Trading Co..................     10,500        143,745
 *GameTech International, Inc...........        800          2,600
 *Garden Fresh Restaurant Corp..........      1,400         12,292
 *Gardner Denver Machinery, Inc.........      5,500        110,495
 *Gart Sports Co........................      3,700         99,567
 *Gateway, Inc..........................    199,600        666,664
 *Gaylord Entertainment Co..............     29,700        668,250
 *Gehl Co...............................        400          3,556
 Gencorp, Inc...........................     27,600        221,352
 *Gene Logic, Inc.......................      7,600         56,316
 *General Binding Corp..................      2,600         24,050
 *General Communications, Inc.
   Class A..............................     16,200         91,368
 *General Motors Corp. Class H..........    186,700      2,277,740
 *Genesee Corp. Class B.................        100            495
 *Genesis Microchip, Inc................      9,200        175,260
 *Genlyte Group, Inc....................      6,100        231,739
 *Genome Therapeutics Corp..............        600          1,704
 Gentiva Health Services, Inc...........      2,800         25,760
 Genuine Parts Co.......................      3,800        124,906
 *Gerber Scientific, Inc................      6,600         48,180
 *Getty Images, Inc.....................     17,800        719,120
 Gibraltar Steel Corp...................      7,500        145,050
 Glatfelter (P.H.) Co...................      4,100         54,448
 *Glenayre Technologies, Inc............      1,400          1,960
 *Global Payment Technologies, Inc......        400          1,680

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Globecomm Systems, Inc................     11,300   $     35,482
 *GlobespanVirata, Inc..................     34,900        289,321
 Gold Banc Corp.........................      4,700         46,342
 *Golden State Vintners, Inc............        300            744
 *Good Guys, Inc........................     17,100         26,505
 #Goodyear Tire & Rubber Co.............     52,300        340,996
 *Goody's Family Clothing, Inc..........     35,300        241,452
 *Gottschalks, Inc......................      2,400          3,600
 *GP Strategies Corp....................      7,600         41,800
 #Granite Construction, Inc.............      3,000         55,440
 *Graphic Packaging International
   Corp.................................     11,800         67,260
 *Great Atlantic & Pacific Tea Co.,
   Inc..................................     14,000        102,900
 Greenpoint Financial Corp..............     39,300      1,992,117
 *Grey Wolf, Inc........................     15,200         68,096
 *Griffin Land & Nurseries, Inc. Class
   A....................................        400          5,200
 *Griffon Corp..........................     27,170        417,875
 *Group 1 Automotive, Inc...............     18,700        546,040
 *Group 1 Software, Inc.................        800         17,320
 *GSI Commerce, Inc.....................      9,700         54,805
 *GTSI Corp.............................      1,600         13,152
 *Guess, Inc............................     12,900         65,403
 *#Guilford Pharmaceuticals, Inc........     12,500         69,750
 *Gulf Island Fabrication, Inc..........      2,900         50,141
 *Ha-Lo Industries, Inc.................     19,500             18
 *Hain Celestial Group, Inc.............     15,100        260,928
 *Hall Kinion Associates, Inc...........      5,800         15,196
 Hancock Holding Co.....................      2,250        106,582
 *Handleman Co..........................     25,400        463,296
 *Hanger Orthopedic Group, Inc..........      7,900         88,717
 *Hanover Compressor Co.................     43,300        486,692
 Harbor Florida Bancshares, Inc.........      5,200        133,432
 Harleysville Group, Inc................     11,800        288,628
 *Harmonic, Inc.........................      2,400         11,328
 *#Harrahs Entertainment, Inc...........      2,600        104,234
 Harris Corp............................     17,800        539,162
 *Harris Interactive, Inc...............      5,600         27,832
 *Harvard Bioscience, Inc...............     14,700         54,684
 *Harvest Natural Resources, Inc........      3,800         22,610
 Hasbro, Inc............................    229,000      3,666,290
 *Hastings Entertainment, Inc...........      2,400          7,536
 *Hauppauge Digital, Inc................      1,200          2,628
 *Hawk Corp.............................        600          2,148
 *Hawthorne Financial Corp..............      2,300         70,656
 #HCC Insurance Holdings, Inc...........     11,800        338,070
 *Health Net Inc........................     18,000        544,860
 *Healthcare Services Group, Inc........        800         11,160
 *Hearst-Argyle Television, Inc.........     43,100      1,071,035
 *Hector Communications Corp............        200          2,740
 Heico Corp.............................      8,700         80,040
 *Heidrick & Struggles International,
   Inc..................................      7,400        105,672
 Helmerich & Payne, Inc.................     19,800        611,424
 *Hercules, Inc.........................        200          1,990
 *Heritage Commerce Corp................        800          9,520
 *Herley Industries, Inc................      2,200         34,540
 *Hexcel Corp...........................     15,600         51,480
 Hibernia Corp..........................      1,900         36,689
 Hilton Hotels Corp.....................     42,400        587,664
 *Hines Horticulture, Inc...............      1,600          2,944
 *Hispanic Broadcasting Corp............      1,800         45,162
 HMN Financial, Inc.....................      3,600         68,040
 *HMS Holdings Corp.....................      4,500         12,060
                                           SHARES        VALUE+
                                           ------        ------
 *#Hollywood Entertainment Corp.........     15,400   $    258,412
 *Hollywood Media Corp..................      1,800          2,142
 *Hologic, Inc..........................      6,500         81,250
 *Horizon Offshore, Inc.................     13,000         65,650
 #Horton (D.R.), Inc....................     55,170      1,450,419
 *Houston Exploration Co................     13,400        418,750
 *Hovnanian Enterprises, Inc. Class A...     15,700        909,815
 *HPSC, Inc.............................        300          2,715
 *Hub Group, Inc. Class A...............        500          4,250
 *Hudson Highland Group, Inc............      3,390         60,172
 *Huffy Corp............................      2,500         15,550
 Hughes Supply, Inc.....................     21,200        760,020
 *Human Genome Sciences, Inc............     69,700      1,021,105
 *Humana, Inc...........................     94,100      1,222,359
 *Hunt (J.B.) Transport Services,
   Inc..................................     25,000        926,000
 #Huntington Bancshares, Inc............      2,500         51,275
 *#Hutchinson Technology, Inc...........     22,300        673,237
 *Huttig Building Products, Inc.........      4,400         11,132
 *Hypercom Corp.........................     26,700        118,815
 *Ibis Technology Corp..................      1,600         10,016
 *Identix, Inc..........................     27,179        172,043
 Idex Corp..............................      8,500        293,165
 *IDT Corp..............................     10,500        168,525
 *IDT Corp. Class B.....................      1,100         17,534
 *iGate Capital Corp....................     20,600         75,190
 IHOP Corp..............................      7,300        223,380
 Ikon Office Solutions, Inc.............    100,500        882,390
 *ILEX Oncology, Inc....................     10,099        165,624
 *Illumina, Inc.........................     25,100         86,846
 *Image Entertainment, Inc..............      4,800          8,928
 *Imation Corp..........................     31,300      1,079,224
 IMC Global, Inc........................     20,700        180,918
 *IMCO Recycling, Inc...................      3,900         28,431
 *Immersion Corp........................      3,600          5,580
 *ImmunoGen, Inc........................     20,900         84,436
 *Impath, Inc...........................        600          9,606
 *Impco Technologies, Inc...............      6,300         22,674
 *Incyte Genomics, Inc..................     37,900        192,115
 Independence Community Bank Corp.......     30,300        857,490
 *Indus International, Inc..............      3,100          5,270
 IndyMac Bancorp, Inc...................     22,400        575,680
 *Inet Technologies, Inc................      9,200         82,616
 *InFocus Corp..........................     15,800         86,742
 *Infonet Services Corp.................    100,900        146,305
 *Information Holdings, Inc.............      6,800        114,920
 *Information Resources, Inc............        100            339
 *Inforte Corp..........................      6,700         51,255
 *InfoSpace, Inc........................      8,500        124,100
 Ingersoll-Rand Co., Ltd. Class A.......      1,800         78,840
 *Ingram Micro, Inc.....................     71,200        784,624
 *Innotrac Corp.........................        200          1,200
 *Innovative Solutions & Support, Inc...      1,100          9,559
 *Innovex, Inc..........................      4,500         47,745
 *Input/Output, Inc.....................     25,100        108,934
 *Insight Communications Co., Inc.......     26,700        348,702
 *Insight Enterprises, Inc..............     16,100        140,714
 *Insignia Financial Group, Inc.........     16,500        182,490
 *Insituform Technologies, Inc. Class
   A....................................      4,500         72,675
 *Inspire Pharmaceuticals, Inc..........      5,100         62,322
 *Instinet Group, Inc...................     37,500        148,125
 *Insurance Auto Auctions, Inc..........      6,900         90,528

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *IntegraMed America, Inc...............        200   $      1,146
 *Integrated Device Technology, Inc.....     49,000        592,900
 *Integrated Electrical Services,
   Inc..................................     35,100        242,190
 *Integrity Media, Inc..................      1,400          6,860
 *Intelligent Systems Corp..............        400            700
 *Interactive Data Corp.................      2,200         35,552
 *Interactive Intelligence, Inc.........      1,400          4,480
 Interface, Inc. Class A................     21,700         77,903
 *Intergraph Corp.......................     40,200        896,862
 *Interlink Electronics, Inc............      1,800          9,612
 *Interlott Technologies, Inc...........        500          4,450
 *International Multifoods Corp.........      8,000        161,600
 #International Paper Co................    206,912      7,587,463
 *International Rectifier Corp..........     25,900        678,062
 International Speedway Corp.
   Class A..............................      1,000         37,370
 *Internet Pictures Corp................      1,700          5,406
 *Internet Security Systems, Inc........     16,600        262,280
 *Interphase Corp.......................      1,100          6,820
 Interpool, Inc.........................      4,500         73,350
 *Intersil Corp.........................     50,200      1,226,888
 *Interwoven, Inc.......................     41,300         90,860
 *Intest Corp...........................        600          3,131
 *#Invitrogen Corp......................     30,600      1,194,012
 *Invivo Corp...........................        300          4,860
 *Iomega Corp...........................     26,600        284,354
 *#Ionics, Inc..........................     11,900        251,685
 *Iron Mountain, Inc....................        300         11,850
 Irwin Financial Corp...................      2,100         51,723
 Isco, Inc..............................        200          1,480
 *ITLA Capital Corp.....................        400         14,836
 *ITXC Corp.............................     20,400         41,820
 *IXYS Corp.............................     22,504        162,704
 *J & J Snack Foods Corp................      1,700         53,516
 *J Net Enterprises, Inc................        600            720
 *Jack in the Box, Inc..................     12,000        252,240
 *Jaco Electronics, Inc.................      1,400          5,600
 *Jakks Pacific, Inc....................      9,500        134,710
 Janus Capital Group, Inc...............    200,400      3,116,220
 *Jarden Corp...........................      1,000         29,200
 *JDA Software Group, Inc...............      8,900        108,936
 *JDS Uniphase Corp.....................    200,000        774,000
 #Jefferies Group, Inc..................     11,400        520,866
 JLG Industries, Inc....................     39,300        292,392
 *JNI Corp..............................     22,100        108,069
 John Hancock Financial Services,
   Inc..................................    122,600      3,708,650
 *Johnson Outdoors, Inc.................        500          6,178
 *Jones Lang LaSalle, Inc...............        700         11,725
 *Jos. A. Bank Clothiers, Inc...........      1,100         28,820
 *Joy Global, Inc.......................     15,800        212,984
 *K-Tron International, Inc.............        200          2,983
 *K2, Inc...............................      7,670         73,862
 *Kadant, Inc...........................      5,657         99,280
 *Kaiser Aluminum Corp..................     15,400            616
 *#Kansas City Southern Industries,
   Inc..................................     29,300        349,549
 KB Home Corp...........................      1,000         62,500
 *Keane, Inc............................     26,300        296,401
 *Keith Companies, Inc..................      2,400         23,904
 Kellwood Co............................     94,700      2,907,290
 Kelly Services, Inc....................      3,600         89,244
 *Kemet Corp............................     40,900        413,090
                                           SHARES        VALUE+
                                           ------        ------
 #Kennametal, Inc.......................     27,400   $    925,298
 *Kennedy-Wilson, Inc...................        900          3,780
 Kerr-McGee Corp........................        546         25,979
 *Key Energy Group, Inc.................     51,500        611,820
 KeyCorp................................    100,000      2,640,000
 *Keynote Systems, Inc..................     12,100        115,192
 *Keystone Automotive Industries, Inc...      4,700         87,838
 *Kforce, Inc...........................      9,176         33,676
 Kimball International, Inc. Class B....      2,900         45,704
 *Kindred Healthcare, Inc...............      4,300         84,538
 *#Kirby Corp...........................      8,300        228,250
 #Knight Ridder, Inc....................      1,700        119,748
 *#Knight Trading Group, Inc............     77,000        482,020
 *Korn/Ferry International..............     17,000        136,340
 Kraft Foods, Inc.......................    100,600      3,259,440
 *Kroll, Inc............................        451         10,468
 *Kulicke & Soffa Industries, Inc.......      8,500         53,550
 La-Z-Boy, Inc..........................        600         13,146
 *LaBarge, Inc..........................      1,900          6,080
 *Labor Ready, Inc......................      6,700         43,550
 #Labranche & Co., Inc..................     28,100        583,075
 *LaCrosse Footwear, Inc................        400          1,070
 *Ladish Co., Inc.......................      3,000         16,800
 LaFarge North America, Inc.............     54,900      1,728,252
 *Lakes Entertainment, Inc..............        800          6,223
 *Lamar Advertising Co..................      1,700         59,942
 *Lamson & Sessions Co..................     12,800         57,600
 *Lancer Corp...........................        700          4,557
 Landamerica Financial Group, Inc.......     14,300        674,245
 *Landec Corp...........................      3,300         11,088
 Landry's Restaurants, Inc..............     24,600        520,290
 *Laser Pacific Media Corp..............      1,400          3,164
 *Lattice Semiconductor Corp............     59,900        545,090
 *Lawson Software, Inc..................      5,800         29,522
 *Layne Christensen Co..................        800          6,160
 *Lazare Kaplan International, Inc......        500          2,825
 *LCC International, Inc. Class A.......      2,700          7,263
 *Lear Corp.............................     56,700      2,255,526
 *Lecroy Corp...........................      1,100          9,394
 *Legato Systems, Inc...................     29,500        223,905
 #Leggett and Platt, Inc................      1,800         39,726
 #Lehman Brothers Holdings, Inc.........      3,000        214,890
 #Lennar Corp...........................     17,200      1,153,260
 Lennar Corp. B Shares..................      1,720        112,058
 Lennox International, Inc..............     45,700        654,881
 *#Level 3 Communications, Inc..........    103,700        737,307
 *Lexent, Inc...........................      6,400          8,000
 *Lexicon Genetics, Inc.................     16,300         92,910
 *Liberty Media Corp....................  1,593,300     18,641,610
 *Lightbridge, Inc......................      9,500         76,380
 *Lillian Vernon Corp...................      6,800         48,688
 Lincoln National Corp..................     72,300      2,516,040
 *Lipid Sciences, Inc...................        200            238
 *Lithia Motors, Inc. Class A...........      5,200         82,940
 LLX Resorts, Inc.......................        200          1,568
 *LMI Aerospace, Inc....................        600          1,086
 #LNR Property Corp.....................     27,200      1,043,392
 Lockheed Martin Corp...................    133,500      6,197,070
 Loews Corp.............................    175,000      8,417,500
 *LogicVision, Inc......................     10,600         26,182
 *Logility, Inc.........................      1,000          4,539
 Lone Star Steakhouse & Saloon, Inc.....     40,900        936,610

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Lone Star Technologies, Inc...........     11,300   $    280,014
 Longs Drug Stores Corp.................     29,800        479,482
 Longview Fibre Co......................     30,800        261,800
 *Louisiana-Pacific Corp................    130,100      1,254,164
 *LSI Logic Corp........................    158,100      1,011,840
 *LTX Corp..............................     15,451        151,574
 *Luby's, Inc...........................        600          1,098
 *Lydall, Inc...........................      4,800         43,680
 *M & F Worldwide Corp..................      1,500         11,475
 M/I Schottenstein Homes, Inc...........      8,100        328,860
 *Mac-Gray Corp.........................        500          1,905
 *Macromedia, Inc.......................     20,900        421,344
 *Madden (Steven), Ltd..................        800         16,040
 *Made2Manage Systems, Inc..............        300          1,197
 *Magna Entertainment Corp..............      7,300         31,755
 *Magnetek, Inc.........................      6,000         13,500
 *Magnum Hunter Resources, Inc..........     21,900        157,680
 *Mail-Well, Inc........................     12,000         35,280
 *Main Street & Main, Inc...............        400            680
 *Management Network Group, Inc.........      4,400          8,888
 *Mandalay Resort Group.................     39,500      1,190,925
 *Manor Care, Inc.......................     29,800        705,962
 *Manufacturers' Services Ltd...........      7,600         33,592
 *Manugistic Group, Inc.................     12,600         60,606
 *Mapinfo Corp..........................      6,700         41,674
 Marcus Corp............................      4,800         66,144
 *Marimba, Inc..........................      7,200         21,744
 *MarineMax, Inc........................      7,200         81,576
 *MarketWatch.com, Inc..................     16,700        134,418
 *MarkWest Hydrocarbon, Inc.............        600          4,110
 *Martha Stewart Living Omnimedia,
   Ltd..................................      1,300         14,209
 Massey Energy Co.......................      3,300         46,266
 *Mastec, Inc...........................     21,500        101,265
 *Material Sciences Corp................      3,900         36,036
 *Matria Healthcare, Inc................      2,000         27,320
 *Matrix Bancorp, Inc...................        500          4,825
 *Matrix Service Co.....................      2,000         30,000
 *Mattson Technology, Inc...............     15,200         55,328
 *Maverick Tube Corp....................     14,300        286,286
 *Maxcor Financial Group, Inc...........      3,700         33,263
 *Maxim Pharmaceuticals, Inc............      7,000         29,610
 *Maxtor Corp...........................    139,600      1,049,792
 *Maxwell Shoe Company, Inc.............        900         11,961
 *Maxwell Technologies, Inc.............      1,900         12,141
 *Maxygen, Inc..........................     14,300        158,587
 MBIA, Inc..............................     64,950      3,250,747
 *McDATA Corp...........................     15,900        213,855
 McGrath Rent Corp......................        500         12,950
 McRae Industries, Inc. Class A.........      2,200         14,828
 *#MCSI, Inc............................      1,500            274
 MDC Holdings, Inc......................     14,241        709,059
 *Meade Instruments Corp................     16,000         45,760
 *Meadowbrook Insurance Group, Inc......      1,000          3,000
 *Medarex, Inc..........................     18,200        118,664
 *#Media Arts Group, Inc................      3,100          7,130
 Media General, Inc. Class A............      6,700        394,228
 *Mediacom Communications Corp..........     31,200        291,720
 *MEDTOX Scientific, Inc................      2,500         14,725
 *Mens Warehouse, Inc...................     12,700        244,983
 *Mercury Air Group, Inc................        500          1,940
 *Merix Corp............................      9,400         54,050
                                           SHARES        VALUE+
                                           ------        ------
 *Merrimac Industries, Inc..............      1,300   $      4,160
 *Mesa Air Group, Inc...................     12,000         74,160
 *Mesaba Holdings, Inc..................      6,100         36,051
 *Meta Group, Inc.......................      2,900         10,440
 *MetaSolv, Inc.........................     11,000         18,480
 MetLife, Inc...........................    644,200     18,018,274
 #Metris Companies, Inc.................      5,600         28,504
 *Metro One Telecommunications, Inc.....      2,800         15,148
 *Metro-Goldwyn-Mayer, Inc..............    200,500      2,502,240
 *Metrologic Instruments, Inc...........      2,400         66,240
 #MGIC Investment Corp..................    110,600      5,974,612
 *MGM Grand, Inc........................     91,900      2,596,175
 *Michael Anthony Jewelers, Inc.........        400            814
 *Michaels Stores, Inc..................     30,800      1,158,388
 *Micro Linear Corp.....................      4,200         10,920
 *Micromuse, Inc........................     22,000        208,780
 *Micron Technology, Inc................    203,300      2,301,356
 *Microsemi Corp........................      9,200        121,992
 *Microtune, Inc........................      5,600         16,240
 *Midas, Inc............................      5,500         48,015
 *Middleby Corp.........................        600          6,816
 Midland Co.............................      2,000         45,000
 *#Midway Games, Inc....................     14,500         51,185
 Milacron, Inc..........................     28,200        130,848
 *Millennium Pharmaceuticals, Inc.......    131,300      2,041,715
 *Miller Industries, Inc................      8,700         26,013
 Mine Safety Appliances Co..............      1,300         51,051
 Minerals Technologies, Inc.............     18,600        933,720
 *#MIPS Technologies, Inc...............      2,700          7,560
 *#Mirant Corp..........................     55,400        191,684
 *Misonix, Inc..........................      4,500         18,225
 *Mission Resources Corp................      5,400          3,942
 *#Mitcham Industries, Inc..............        700          1,190
 *MKS Instruments, Inc..................     16,200        315,900
 *Mobile Mini, Inc......................      5,900        109,268
 *Mobius Management Systems, Inc........      1,300         11,661
 *Modtech Holdings, Inc.................      2,800         25,788
 *Moldflow Corp.........................      2,000         18,100
 *Molecular Devices Corp................      4,600         77,510
 *Monaco Coach Corp.....................      3,200         47,040
 *Mondavi (Robert) Corp. Class A........      4,800        123,053
 *Monro Muffler Brake, Inc..............        600         15,120
 Monsanto Co............................      1,000         20,050
 *Monster Worldwide, Inc................     45,200        897,672
 Mony Group, Inc........................     41,500      1,104,315
 *Moog, Inc. Class A....................      3,450        115,575
 Movado Group, Inc......................      6,600        151,668
 *MPS Group, Inc........................     86,100        617,337
 *MRO Software, Inc.....................     33,300        315,351
 *MSC Software Corp.....................      9,300         63,147
 *Mueller Industries, Inc...............     15,700        411,183
 *Nabi Biopharmaceuticals...............     16,200        113,238
 Nacco Industries, Inc. Class A.........      7,300        422,305
 *Nanogen, Inc..........................        300          1,050
 *Nanometrics, Inc......................      2,200         13,968
 *Napco Security Systems, Inc...........        200          1,656
 *Nashua Corp...........................        400          3,588
 *NATCO Group, Inc. Class A.............      1,100          7,931
 *National Equipment Services, Inc......      2,500            275
 *National RV Holdings, Inc.............      5,900         28,025
 *#National Semiconductor Corp..........      5,000        124,800

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *National Western Life Insurance Co.
   Class A..............................        900   $     97,749
 Nationwide Financial Services, Inc.....      1,900         61,294
 *Natrol, Inc...........................        900          1,710
 *Nautica Enterprises, Inc..............     14,900        157,195
 *Navigant International, Inc...........      6,200         72,354
 *Navigators Group, Inc.................        600         15,096
 *NCI Building Systems, Inc.............     14,800        276,316
 *NCR Corp..............................      6,300        157,941
 *NCS Healthcare, Inc...................     11,800        227,740
 *#Neiman Marcus Group, Inc.............     13,700        475,390
 *Nektar Therapeutics...................     21,400        236,898
 *#Neoforma, Inc........................        800          8,160
 *NeoMagic Corp.........................      1,900          2,755
 *NEON Systems, Inc.....................        700          2,304
 *#Neopharm, Inc........................      1,610         24,456
 *Neose Technologies, Inc...............      1,300         14,417
 *Net2Phone, Inc........................      5,200         26,728
 *Netegrity, Inc........................      8,300         50,464
 *NetIQ Corp............................     30,100        446,684
 *Netopia, Inc..........................        300          1,113
 *NetRatings, Inc.......................     33,900        304,761
 *Netro Corp............................        700          2,058
 *Netscout System, Inc..................     22,100         88,400
 *NetSolve, Inc.........................      3,200         22,592
 *#Network Associates, Inc..............     12,000        145,680
 *Network Equipment Technologies,
   Inc..................................     27,700        246,807
 *Neurogen Corp.........................      1,100          5,621
 #New Century Financial Corp............      7,600        354,920
 *New Focus, Inc........................     47,300        175,010
 *New Horizons Worldwide, Inc...........        700          3,122
 *Newfield Exploration Co...............     23,890        894,919
 Newmont Mining Corp....................      2,294         68,040
 *Newpark Resources, Inc................     21,500        126,205
 *Newport Corp..........................     24,400        390,156
 *NIC, Inc..............................      8,000         17,840
 *NMT Medical, Inc......................      1,500          5,475
 *Nobel Learning Communities, Inc.......        400          1,608
 Noble Energy, Inc......................     18,700        681,241
 Nordstrom, Inc.........................      1,900         35,435
 Norfolk Southern Corp..................    339,800      7,448,416
 *North American Scientific, Inc........      5,800         46,858
 Northrop Grumman Corp..................     89,462      7,868,183
 Northwest Bancorp, Inc.................      2,300         36,846
 *Northwest Pipe Co.....................        500          6,080
 *Novell, Inc...........................    205,000        682,650
 *Novoste Corp..........................      4,300         34,013
 *NS Group, Inc.........................     52,600        475,504
 *Nu Horizons Electronics Corp..........     12,600         76,608
 Nucor Corp.............................      1,200         57,168
 *Nuevo Energy Co.......................      7,700        121,660
 *Nutraceutical International Corp......      2,200         19,116
 *Nuvelo, Inc...........................         64            132
 *NWH, Inc..............................      3,600         57,600
 *NYFIX, Inc............................      9,700         57,230
 *O.I. Corp.............................        200            932
 *Oak Technology, Inc...................     17,400        112,578
 *OAO Technology Solutions, Inc.........      7,000         13,510
 *Obie Media Corp.......................        400            765
 Occidental Petroleum Corp..............      1,000         33,740
 OceanFirst Financial Corp..............      2,400         56,426
                                           SHARES        VALUE+
                                           ------        ------
 *Ocular Sciences, Inc..................      1,900   $     37,316
 *Ocwen Financial Corp..................     39,300        167,418
 *#Odyssey Re Holdings Corp.............     38,800        800,444
 *Office Depot, Inc.....................    215,300      2,885,020
 *Officemax, Inc........................     53,900        296,989
 *Offshore Logistics, Inc...............     16,400        341,448
 *Oglebay Norton Co.....................        900          3,627
 *Ohio Casualty Corp....................     48,700        613,620
 *Oil States International, Inc.........     16,900        227,136
 *Old Dominion Freight Lines, Inc.......        200          7,940
 Old Republic International Corp........     45,100      1,548,734
 Olin Corp..............................        448          7,912
 *Olympic Steel, Inc....................      2,500          9,500
 OM Group, Inc..........................      8,800        127,336
 *Omega Protein Corp....................      2,500         12,650
 Omnicare, Inc..........................     64,800      1,759,320
 *Omnova Solutions, Inc.................     10,500         45,990
 *On Assignment, Inc....................      7,900         26,465
 Oneida, Ltd............................      9,200         85,100
 *#Onvia.com, Inc.......................        200            670
 *Onyx Acceptance Corp..................        400          2,000
 *Onyx Pharmacueticals, Inc.............      5,600         56,560
 *OPENT Technologies, Inc...............     23,600        236,000
 *Openwave Systems, Inc.................     32,700         79,134
 *Opinion Research Corp.................      5,300         31,275
 *Opti, Inc.............................        800          1,216
 *Option Care, Inc......................      5,000         51,750
 *Orbital Sciences Corp.................     37,100        211,470
 *Oregon Steel Mills, Inc...............      9,400         27,166
 *Orleans Homebuilders, Inc.............        600          6,090
 *#Orthodontic Centers of America,
   Inc..................................      4,800         38,160
 *Osteotech, Inc........................      4,100         57,277
 *Overland Storage, Inc.................      2,800         48,972
 Overseas Shipholding Group, Inc........      8,300        174,300
 *#Overture Services, Inc...............      3,400         60,653
 *Owens-Illinois, Inc...................     81,700        935,465
 *OYO Geospace Corp.....................        900          9,090
 Paccar, Inc............................      2,550        168,988
 *Pacific Mercantile Bancorp............      1,000         10,025
 *#Pacificare Health Systems, Inc.......     15,800        610,812
 *Packeteer, Inc........................      7,100        109,908
 *Pactiv Corp...........................      1,800         35,190
 *Pain Therapeutics, Inc................     10,700         79,822
 *Palm Harbor Homes, Inc................      6,800        128,384
 *Palm, Inc.............................      4,015         48,019
 *PAM Transportation Services, Inc......        400          9,568
 *PanAmSat Corp.........................     85,700      1,612,017
 *Panavision, Inc.......................        600          3,900
 *Par Technology Corp...................        600          3,048
 *Paradyne Networks Corp................     10,200         24,990
 *Parallel Petroleum Corp...............      4,500         14,715
 *Parexel International Corp............      7,400        102,638
 Park Electrochemical Corp..............      3,000         54,300
 *Park Place Entertainment Corp.........    247,700      1,887,474
 *Parker Drilling Co....................     38,200        106,578
 Parker-Hannifin Corp...................      2,600        105,118
 *Park-Ohio Holdings Corp...............      2,800         13,132
 *Parlex Corp...........................      3,500         22,676
 *Pathmark Stores, Inc..................      4,400         31,724
 *Patriot Transportation Holding,
   Inc..................................        200          5,540
 *Paxar Corp............................     11,000        123,640
 *PC Connection, Inc....................     24,400        181,780

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *PC Mall, Inc..........................      2,300   $      8,050
 *PC-Tel, Inc...........................      3,700         49,210
 *PDI, Inc..............................      3,300         38,775
 Peabody Energy Corp....................     34,900      1,146,465
 *Pediatrix Medical Group, Inc..........      5,100        191,556
 *#Pegasus Communications Corp..........      1,600         39,760
 *Pegasus Solutions, Inc................      9,200        130,548
 *Pegasystems, Inc......................     23,000        162,150
 Pelican Financial, Inc.................        300          2,448
 *#Pemstar, Inc.........................      6,700         25,259
 *Penn Traffic Co.......................      1,200            318
 *#Penn Treaty American Corp............      5,900          9,676
 #Penney (J.C.) Co., Inc................    235,400      4,077,128
 Pep Boys - Manny, Moe & Jack...........     62,500        658,125
 PepsiAmericas, Inc.....................    154,300      2,005,900
 *Performance Technologies, Inc.........      1,400          9,478
 *Pericom Semiconductor Corp............      8,200         76,260
 Perrigo Co.............................      2,700         39,501
 *#Perry Ellis International, Inc.......        500          9,455
 *Petrocorp, Inc........................        900         11,349
 *Petroleum Development Corp............      4,900         44,982
 *PetSmart, Inc.........................     78,300      1,353,807
 PFF Bancorp, Inc.......................     15,000        558,900
 *Pharmacopeia, Inc.....................     24,600        257,808
 *Pharmacyclics, Inc....................      2,900         12,676
 *Phelps Dodge Corp.....................     70,800      2,580,660
 Phillips-Van Heusen Corp...............     10,900        153,799
 *Phoenix Technologies, Ltd.............      9,400         43,710
 *Photon Dynamics, Inc..................      3,800         94,202
 *#Photronics, Inc......................     11,200        188,608
 *Piccadilly Cafeterias, Inc............      2,100          1,365
 *Pico Holdings, Inc....................      9,700        135,412
 Pier 1 Imports, Inc....................     18,600        374,046
 Pilgrims Pride Corp. Class B...........     30,700        265,862
 *Pinnacle Entertainment, Inc...........     12,800         77,440
 *#Pinnacle Systems, Inc................     21,300        226,845
 *Pinnacor, Inc.........................      7,100         13,490
 *Pioneer Natural Resources Co..........     50,700      1,355,718
 Pioneer Standard Electronics, Inc......     22,600        206,564
 *Pixelworks, Inc.......................     10,700         88,596
 *Plains Resources, Inc.................      7,900        102,700
 *Planar Systems, Inc...................        800         16,592
 *Plato Learning, Inc...................     14,800         77,996
 *Plexus Corp...........................     13,500        162,000
 *PLX Technology, Inc...................      3,800         14,478
 #PMI Group, Inc........................    113,200      3,470,712
 #Pogo Producing Co.....................     39,900      1,707,720
 *Polycom, Inc..........................     40,400        513,888
 PolyMedica Corp........................      5,300        192,390
 *Pomeroy Computer Resource, Inc........     10,400        105,976
 Potlatch Corp..........................     11,800        293,466
 *Powell Industries, Inc................      1,400         22,190
 *Power-One, Inc........................     41,500        286,765
 *Powerwave Technologies, Inc...........     20,400        141,780
 *PRAECIS Pharmaceuticals, Inc..........     18,600         95,976
 Precision Castparts Corp...............     47,700      1,395,225
 *Premier Financial Bancorp.............        400          3,960
 Presidential Life Corp.................         48            540
 *Presstek, Inc.........................     16,700        111,222
 *#PRG-Schultz International, Inc.......     35,800        250,600
 *Price Communications Corp.............     11,465        146,867
 *#Pride International, Inc.............     78,700      1,497,661
                                           SHARES        VALUE+
                                           ------        ------
 *Prime Hospitality Corp................     40,600   $    270,396
 *Prime Medical Services, Inc...........      3,400         19,040
 Principal Financial Group, Inc.........     78,700      2,499,512
 *Proassurance Corp.....................     15,200        425,600
 *Procom Technology, Inc................      1,400            770
 *Progenics Pharmaceuticals, Inc........      1,400         19,600
 *Protection One, Inc...................     29,400         34,692
 *Protein Design Labs, Inc..............     30,500        436,455
 *Proton Energy Systems, Inc............     13,300         44,821
 Providence & Worcester Railroad Co.....      1,500         10,275
 Provident Financial Holdings, Inc......        450         13,707
 *#Providian Financial Corp.............    117,300      1,060,392
 *Province Healthcare Co................     14,300        156,585
 Prudential Financial, Inc..............    229,500      7,692,840
 *PSS World Medical, Inc................     64,000        366,080
 *PTEK Holdings, Inc....................      8,400         42,420
 Pulte Homes Inc........................     70,511      4,624,816
 *PW Eagle, Inc.........................        500          2,675
 Quaker Fabric Corp.....................      5,800         37,410
 Quanex Corp............................     12,100        385,990
 *Quanta Services, Inc..................     18,400        110,584
 Questar Corp...........................     37,800      1,220,184
 *Quicklogic Corp.......................      3,500         11,900
 *Quidel Corp...........................      1,600         10,000
 *Quintiles Transnational Corp..........     66,700        943,805
 *Quovadx, Inc..........................      5,400         17,550
 *Qwest Communications International,
   Inc..................................    821,100      3,686,739
 Radian Group, Inc......................    119,604      4,816,453
 *Radio One, Inc........................     12,500        209,487
 *RadiSys Corp..........................      7,200         76,680
 *Railamerica, Inc......................     23,700        179,883
 *Rainbow Technologies, Inc.............      6,200         52,638
 *Ralcorp Holdings, Inc.................      5,100        128,265
 *Range Resources Corp..................     20,600        123,600
 *Raytech Corp..........................      4,000         23,960
 Raytheon Co............................    276,200      8,849,448
 *RC2 Corp..............................      3,900         66,300
 *RCM Technologies, Inc.................        800          2,720
 *#RCN Corp.............................     18,600         28,830
 *RDO Equipment Co. Class A.............        400          2,384
 *RealNetworks , Inc....................     43,700        347,415
 *#Redhook Ale Brewery, Inc.............      5,900         11,210
 *Reebok International, Ltd.............     27,200        862,240
 Regal-Beloit Corp......................      6,800        136,340
 *Regent Communications, Inc............     33,700        209,614
 Regions Financial Corp.................      3,000        105,120
 *Register.Com, Inc.....................      9,900         59,400
 #Reinsurance Group of America, Inc.....     26,400        815,232
 *Reliability, Inc......................        500            490
 Reliance Steel & Aluminum Co...........      5,300        101,813
 *Reliant Resources, Inc................    124,900        836,830
 *Remec, Inc............................     22,400        153,664
 *RemedyTemp, Inc.......................        400          4,288
 *Rent-Way, Inc.........................      4,600         21,666
 Republic Bankshares, Inc...............        800         18,680
 *Republic First Bancorp, Inc...........        500          4,160
 *Res-Care, Inc.........................      2,610         11,615
 *ResortQuest International, Inc........     18,400         74,520
 Resource America, Inc..................     16,600        150,894
 *#Respironics, Inc.....................      6,200        228,656
 *Restoration Hardware, Inc.............      4,500         22,500

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Retek, Inc............................     16,500   $    108,719
 *Rex Stores Corp.......................      4,250         53,125
 *RF Monolithics, Inc...................      8,100         24,600
 Richardson Electronics, Ltd............     13,800        124,890
 Riggs National Corp....................     20,200        299,970
 *Riverstone Networks, Inc..............     23,600         41,536
 *Riviera Holdings Corp.................        300          1,545
 RJ Reynolds Tobacco Holdings, Inc......     13,900        473,851
 RLI Corp...............................      8,600        254,388
 *RMH Teleservices, Inc.................      6,500         26,455
 Roadway Corp...........................      3,500        129,500
 Robbins & Myers, Inc...................      3,200         61,376
 Rock of Ages Co........................        300          1,824
 Rock-Tenn Co. Class A..................     13,800        197,340
 *Rocky Shoes & Boots, Inc..............        300          2,697
 *Rofin-Sinar Technologies, Inc.........        800         12,696
 *Rogue Wave Software, Inc..............      2,200          5,280
 Rohm & Haas Co.........................      1,000         32,430
 Roto-Rooter, Inc.......................      1,200         46,824
 *Rowan Companies, Inc..................    125,500      3,004,470
 RPM, Inc...............................     92,000      1,143,560
 *RSA Security, Inc.....................     24,400        273,036
 *RTI International Metals, Inc.........     20,900        212,762
 *Rush Enterprises, Inc. Class A........        500          2,365
 *Rush Enterprises, Inc. Class B........        500          2,395
 Russ Berrie & Co., Inc.................     10,100        348,046
 Russell Corp...........................     25,800        515,484
 *Ryan's Family Steak Houses, Inc.......     43,050        553,193
 Ryder System, Inc......................     83,000      2,204,480
 Ryerson Tull, Inc......................        200          1,770
 #Ryland Group, Inc.....................     11,000        716,100
 Safeco Corp............................    107,900      3,899,506
 *Safeguard Scientifics, Inc............     22,700         68,100
 Saint Paul Companies, Inc..............     36,300      1,327,854
 *Saks, Inc.............................    129,550      1,215,179
 *#Salton, Inc..........................      4,200         39,102
 *San Filippo (John B.) & Son, Inc......        400          6,304
 Sanders Morris Harris Group, Inc.......      1,100         10,549
 *#Sandisk Corp.........................     23,500        853,755
 *Sangamo BioSciences, Inc..............     30,800        120,428
 *Sanmina Corp..........................    169,700        970,684
 *Saucony, Inc. Class B.................        300          3,540
 Sauer-Danfoss, Inc.....................      6,000         56,700
 *SBS Technologies, Inc.................      5,600         50,904
 *Schein (Henry), Inc...................     16,900        830,804
 *Schlotzskys, Inc......................      1,400          4,270
 *Schuff International, Inc.............        500            888
 Schulman (A.), Inc.....................     26,300        450,519
 Schweitzer-Maudoit International,
   Inc..................................      8,100        194,805
 Scientific-Atlanta, Inc................     46,700        919,523
 *SCM Microsystems, Inc.................      9,800         44,590
 *SCS Transportation, Inc...............     11,200        144,928
 Seaboard Corp..........................      1,100        242,000
 *Seabulk International, Inc............      2,100         18,919
 *Seachange International, Inc..........      7,500         84,750
 Seacoast Financial Services Corp.......      7,600        155,040
 *Seacor Smit, Inc......................     12,550        489,325
 *Seagate Tax Refund Escrow Shares......      2,700              0
 *#Sealed Air Corp......................     39,700      1,742,433
 *Selectica, Inc........................     31,400        101,422
 #Selective Insurance Group, Inc........     22,600        592,346
 *Seminis, Inc. Class A.................      5,700         18,525
                                           SHARES        VALUE+
                                           ------        ------
 *Semitool, Inc.........................     26,400   $    154,704
 *SEMX Corp.............................        100             10
 *Sequa Corp. Class A...................      3,300        120,153
 *Sequa Corp. Class B...................        900         40,311
 *Serologicals Corp.....................     27,200        360,400
 *Service Corp. International...........    178,300        741,728
 *SFBC International, Inc...............      1,000         16,700
 *Sharper Image Corp....................      2,300         52,095
 *#Shaw Group, Inc......................     20,000        244,000
 Sherwin-Williams Co....................      3,500         95,830
 *Shiloh Industries, Inc................      4,000         13,600
 *Shoe Carnival, Inc....................      3,000         46,470
 *Shopko Stores, Inc....................     11,900        139,111
 *Sifco Industries, Inc.................        400            616
 *Silicon Storage Technology, Inc.......     32,300        152,456
 *#Silicon Valley Bancshares............     13,700        345,377
 *SimpleTech, Inc.......................      2,700          9,315
 *Sinclair Broadcast Group, Inc.
   Class A..............................     43,800        532,170
 *Sipex Corp............................     30,000        142,200
 *Sitel Corp............................     14,000         20,020
 *Six Flags, Inc........................     29,600        222,888
 *Skechers U.S.A., Inc. Class A.........      5,300         39,644
 Skyline Corp...........................      1,000         28,640
 Skywest, Inc...........................      9,500        129,960
 *#Skyworks Solutions, Inc..............     55,980        416,491
 *SL Industries, Inc....................        400          2,800
 *Smart & Final Food, Inc...............      7,800         33,930
 *Smith & Wollensky Restaurant Group,
   Inc..................................      1,500          6,720
 Smith (A.O.) Corp......................     13,400        425,852
 Smith (A.O.) Corp. Convertible
   Class A..............................      2,200         69,916
 *Smithfield Foods, Inc.................     60,100      1,261,499
 *Smurfit-Stone Container Corp..........    219,100      3,247,062
 *Sola International, Inc...............     10,100        152,510
 *Solectron Corp........................    370,900      1,483,600
 *Sonic Automotive, Inc.................     23,300        434,778
 *#Sonic Foundry, Inc...................        100             62
 *SonicWALL, Inc........................     41,100        213,309
 *SoundView Technology Group, Inc.......     40,400         71,912
 *Source Information Management, Inc....     11,400         82,536
 *Sourcecorp, Inc.......................      6,000        114,180
 South Financial Group, Inc.............     26,300        639,090
 South Jersey Industries, Inc...........      3,300        122,991
 *Southern Energy Homes, Inc............      2,700          4,617
 *Southern Union Co.....................     22,365        364,550
 *Southwall Technologies, Inc...........      1,200          1,560
 *Southwestern Energy Co................     11,300        169,726
 Sovereign Bancorp, Inc.................    203,300      3,317,856
 *Spanish Broadcasting System, Inc......     10,500         79,590
 *Spartan Stores, Inc...................      6,700         17,554
 *Specialty Laboratories, Inc...........      6,900         67,482
 *Spectrum Control, Inc.................      3,500         18,830
 *SpeechWorks International, Inc........      8,500         41,990
 *Spherion Corp.........................     26,500        139,655
 *Spiegel, Inc. Class A Non-Voting......     26,400          2,706
 *#Spinnaker Exploration Co.............     10,600        280,476
 *Sport Chalet, Inc.....................        500          3,500
 *Sports Authority, Inc.................     11,900        117,572
 *Sports Club Co., Inc..................      1,300          3,640
 *SportsLine.Com, Inc...................      2,700          3,888

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *SPS Technologies, Inc.................      6,000   $    150,780
 *SPX Corp..............................     34,800      1,340,844
 *SS&C Technologies, Inc................      1,100         17,875
 St. Joe Corp...........................      1,900         57,798
 *Staar Surgical Co.....................      8,200         91,266
 *Stamps.com, Inc.......................     21,200        108,120
 StanCorp Financial Group, Inc..........     22,400      1,210,720
 Standard Commercial Corp...............      1,800         32,220
 *Standard Management Corp..............        700          2,800
 *Standard Microsystems Corp............      7,300        107,967
 Standard Pacific Corp..................     16,200        556,956
 Standard Register Co...................     15,000        262,050
 State Auto Financial Corp..............     15,100        353,038
 Staten Island Bancorp, Inc.............     32,000        616,960
 *Steel Dynamics, Inc...................     31,400        420,132
 Steel Technologies, Inc................      1,000         10,400
 Steelcase, Inc. Class A................     42,100        436,156
 *Stein Mart, Inc.......................     10,400         61,048
 *Steinway Musical Instruments, Inc.....        600          8,010
 *Stellent, Inc.........................     11,700         64,116
 Stepan Co..............................      1,100         27,126
 *Sterling Financial Corp...............     10,236        243,836
 Stewart & Stevenson Services, Inc......      2,100         30,282
 *Stewart Enterprises, Inc..............     60,300        253,260
 *Stewart Information Services Corp.....     12,000        335,400
 *Stillwater Mining Co..................     10,200         43,656
 *Stone Energy Corp.....................     12,300        503,070
 *Stoneridge, Inc.......................     15,800        186,124
 *#Storage Technology Corp..............     50,100      1,352,700
 *Stratasys, Inc........................        400         10,344
 *Strategic Distribution, Inc...........        200          2,800
 *Stratos Lightwave, Inc................         60            315
 *Stratus Properties, Inc...............        500          4,151
 Stride Rite Corp.......................     29,589        266,301
 *Suburban Lodges of America, Inc.
   Escrow Shares........................        900              0
 *Summa Industries, Inc.................      2,200         15,708
 *Summit America Television, Inc........      8,000         24,080
 *Sun Microsystems, Inc.................    915,900      3,965,847
 Sunoco, Inc............................     29,300      1,079,412
 *#Sunrise Assisted Living, Inc.........     10,100        252,500
 *Sunrise Telecom, Inc..................     13,300         29,925
 *Superior Consultant Holdings Corp.....      1,400          3,840
 Superior Financial Corp................      7,000        164,500
 Supervalu, Inc.........................     58,500      1,161,225
 Susquehanna Bancshares, Inc............     10,400        239,720
 *Swift Energy Corp.....................     25,900        306,915
 *Swift Transportation, Inc.............      6,120        125,705
 *Switchboard, Inc......................      4,800         18,912
 SWS Group, Inc.........................     10,800        202,500
 *Sycamore Networks, Inc................    119,400        507,450
 *Sykes Enterprises, Inc................     12,700         64,643
 *Sylvan Learning Systems, Inc..........     33,800        705,068
 Symbol Technologies, Inc...............      1,550         20,770
 *Symmetricom, Inc......................      9,741         45,296
 *Syms Corp.............................     17,000        124,440
 *Systems & Computer Technology Corp....     13,900        115,926
 *#T-HQ, Inc............................     12,838        182,043
 *Tarrant Apparel Group.................      1,100          3,960
 TB Woods Corp..........................      5,400         29,700
 *TBC Corp..............................      9,400        169,200
                                           SHARES        VALUE+
                                           ------        ------
 *TeamStaff, Inc........................      7,900   $     17,064
 *Tech Data Corp........................     25,700        639,416
 *TechTeam Global, Inc..................      2,200         14,410
 Tecumseh Products Co. Class A..........      2,600         99,970
 Telephone & Data Systems, Inc..........     22,100      1,077,375
 *Teletech Holdings, Inc................     25,200        113,904
 *Tellabs, Inc..........................    197,000      1,564,180
 *Telular Corp..........................      3,400         15,810
 Temple-Inland, Inc.....................      5,000        233,200
 *Tenet Healthcare Corp.................    285,150      4,759,154
 *Tenneco Automotive, Inc...............     16,080         61,747
 *#Teradyne, Inc........................     74,300      1,274,245
 *Terayon Communication Systems, Inc....     27,300         80,808
 *Terex Corp............................     42,500        754,375
 *Terra Industries, Inc.................     78,000        114,660
 *Tesoro Petroleum Corp.................     16,700        117,067
 *Tetra Tech, Inc.......................     18,600        315,270
 *Tetra Technologies, Inc...............      5,600        165,312
 Texas Industries, Inc..................     23,200        512,952
 The Banc Corp..........................      2,800         18,200
 The Brink's Co.........................     20,300        321,349
 *Theragenics Corp......................     11,500         48,990
 *Thermo-Electron Corp..................     48,545      1,024,300
 *TheStreet.com, Inc....................      6,700         35,108
 *Third Wave Technologies...............     16,800         66,024
 *Thomas & Betts Corp...................     73,600      1,131,968
 Thomas Industries, Inc.................        900         26,460
 *Thoratec Corp.........................     49,800        683,754
 *Three-Five Systems, Inc...............     10,100         68,478
 *TIBCO Software, Inc...................     68,500        332,225
 Tidewater, Inc.........................      9,800        323,596
 *Tier Technologies, Inc. Class B.......      4,500         39,645
 *Time Warner Telecom, Inc..............     11,400         66,120
 Timken Co..............................     35,900        588,042
 *Titan Corp............................     12,100        105,149
 *Titanium Metals Corp..................        170          4,021
 Todd Shipyards Corp....................        700          9,870
 *Toll Brothers, Inc....................     34,400        998,632
 *Tollgrade Communications, Inc.........      4,400         80,960
 Torchmark Corp.........................     46,800      1,807,416
 *Toreador Resources Corp...............        500          1,480
 *Tower Automotive, Inc.................     12,400         44,516
 *Toys R Us, Inc........................    147,400      1,715,736
 *Traffix, Inc..........................     18,100         51,929
 *Trammell Crow Co......................     32,400        328,536
 *Trans World Entertainment Corp........     46,600        184,536
 *Transgenomic, Inc.....................      4,300          7,955
 *Transkaryotic Therapies, Inc..........      9,400         69,748
 *Transmontaigne Oil Co.................     11,700         56,277
 *Transport Corp. of America............        500          3,040
 *Transpro, Inc.........................      8,100         33,291
 *#TRC Companies, Inc...................      2,000         24,340
 Tredegar Industries, Inc...............     16,100        227,010
 *Triad Guaranty, Inc...................      5,600        214,424
 *Triad Hospitals, Inc..................     30,562        790,639
 Tribune Co.............................     26,500      1,321,820
 *Trico Marine Services, Inc............      3,300          9,075
 *Trident Microsystems, Inc.............      3,200         18,720
 Trinity Industries, Inc................     24,800        429,040
 *TriPath Imaging, Inc..................     19,800        134,640
 *Triquint Semiconductor, Inc...........     45,200        209,728

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Triumph Group.........................      5,600   $    176,456
 *TriZetto Group, Inc...................     45,700        276,485
 *Trover Solutions, Inc.................      2,800         16,268
 *TTM Technologies, Inc.................     12,400         57,412
 *Tufco Technologies, Inc...............        300          2,091
 *Turnstone Systems, Inc................     29,100         77,115
 *Tweeter Home Entertainment Group,
   Inc..................................        300          2,286
 #Tyco International, Ltd...............      9,732        172,256
 *Tyler Technologies, Inc...............     25,700        116,678
 Tyson Foods, Inc. Class A..............    111,530      1,059,535
 *U.S. Concrete, Inc....................     11,700         46,098
 *U.S. Industries, Inc..................     19,300         82,411
 *U.S. Xpress Enterprises, Inc. Class
   A....................................        800          9,728
 *UICI..................................     45,600        653,448
 *Ulticom, Inc..........................     21,900        213,525
 *Ultimate Electronics, Inc.............      3,600         38,376
 *Ultratech Stepper, Inc................      5,500         96,965
 UMB Financial Corp.....................      9,870        414,540
 *Unifi, Inc............................     36,000        248,760
 Unifirst Corp..........................      2,400         43,200
 *Uni-Marts, Inc........................        500            910
 Union Pacific Corp.....................    173,900     10,606,161
 Union Planters Corp....................      3,000         96,420
 Unionbancal Corp.......................      1,000         42,250
 *Uniroyal Technology Corp..............      1,600             25
 *#Unisys Corp..........................     68,700        775,623
 *Unit Corp.............................     15,400        338,800
 *#United Auto Group, Inc...............     14,900        280,120
 United Community Financial Corp........     34,000        311,440
 *#United Online, Inc...................     15,800        340,332
 *#United Rentals, Inc..................     60,100        768,078
 *United Retail Group, Inc..............      1,000          1,899
 *United States Cellular Corp...........     32,800        861,000
 United States Steel Corp...............     40,200        633,150
 *United Stationers, Inc................     10,400        316,992
 *United Therapeutics Corp..............      7,700        154,000
 *Unity Bancorp, Inc....................      1,470         13,157
 *Universal American Financial Corp.....     52,300        339,950
 *Universal Compression Holdings, Inc...     10,800        228,960
 Universal Corp.........................      8,000        335,040
 Universal Forest Products, Inc.........     16,000        308,320
 *Universal Stainless & Alloy Products,
   Inc..................................      2,500         13,225
 *Unova, Inc............................     28,900        298,826
 *Urologix, Inc.........................     12,600         39,060
 *URS Corp..............................     11,800        197,296
 *US Liquids, Inc.......................      1,300            260
 *#US Oncology, Inc.....................     82,300        703,665
 *#USA Networks, Inc....................    144,900      5,571,405
 *USA Truck, Inc........................      2,100         19,530
 Usec, Inc..............................     56,800        355,568
 USF Corp...............................      5,900        176,646
 *Vail Resorts, Inc.....................     19,900        234,820
 Valero Energy Corp.....................     48,600      1,822,500
 Valhi, Inc.............................     18,200        171,808
 *Valpey Fisher Corp....................        300            761
 *Value City Department Stores, Inc.....      1,200          3,564
 *ValueClick, Inc.......................     26,600        135,926
 *Valuevision Media, Inc. Class A.......      9,800        134,456
 *Vans, Inc.............................      5,200         36,296
 *#Varco International, Inc.............      4,500         97,425
                                           SHARES        VALUE+
                                           ------        ------
 *Variflex, Inc.........................        300   $      1,665
 *Vastera, Inc..........................      9,800         47,530
 *Veeco Instruments, Inc................     16,900        326,001
 *VeriSign, Inc.........................     96,300      1,442,574
 *Veritas DGC, Inc......................     12,500        116,875
 *#Veritas Software Co..................          1             28
 *Verity, Inc...........................     14,700        305,760
 *Viacom, Inc. Class A..................     85,800      3,916,770
 *Viacom, Inc. Class B..................    764,900     34,818,248
 *Viasat, Inc...........................     11,300        137,272
 *Viasys Healthcare, Inc................      3,717         67,278
 *Vical, Inc............................      3,600         15,228
 *Vicon Industries, Inc.................        300            840
 *Vicor Corp............................     16,500        143,880
 *#Video Display Corp...................        300          1,989
 Vintage Petroleum, Inc.................     70,000        826,000
 *Vishay Intertechnology, Inc...........     78,711      1,136,587
 *Vitesse Semiconductor, Inc............     49,700        249,494
 *Volt Information Sciences, Inc........     15,600        210,600
 *Vyyo, Inc.............................      1,400          4,270
 Wachovia Corp..........................      6,232        250,402
 *Wackenhut Corrections Corp............      2,000         29,480
 Walter Industries, Inc.................     29,640        349,752
 *Waste Connections, Inc................      9,700        330,382
 *Waste Industries USA, Inc.............     16,100        113,344
 *WatchGuard Technologoes, Inc..........     15,700         78,500
 *Water Pik Technologies, Inc...........      6,000         39,180
 Watsco, Inc. Class A...................     23,900        375,230
 *#Watson Pharmaceuticals, Inc..........     58,200      2,154,564
 Watts Industries, Inc. Class A.........      8,800        154,000
 Wausau-Mosinee Paper Corp..............     29,200        328,500
 *#WebMD Corp...........................    169,600      1,685,824
 Wellman, Inc...........................     39,500        444,375
 Werner Enterprises, Inc................     34,666        794,545
 Wesco Financial Corp...................      1,110        336,330
 *WESCO International, Inc..............        900          4,446
 *West Marine, Inc......................      8,100        138,834
 *Westcoast Hospitality Corp............        900          3,420
 Westcorp, Inc..........................     13,320        370,296
 *Westport Resources Corp...............     18,231        404,728
 *Wet Seal, Inc. Class A................      7,900         83,740
 #Weyerhaeuser Co.......................     70,200      3,536,676
 *WFS Financial, Inc....................      9,100        261,707
 *Whitehall Jewelers, Inc...............      4,842         46,386
 Whitney Holdings Corp..................      5,850        198,842
 *#Wickes, Inc..........................        400            424
 *William Lyon Homes, Inc...............     11,500        354,775
 *Williams Industries, Inc..............        300          1,065
 *Willis Lease Finance Corp.............        600          3,030
 *Wilshire Oil Co. of Texas.............        600          2,664
 *Wilsons The Leather Experts, Inc......     13,300         76,076
 *Wind River Systems, Inc...............     24,600         91,512
 Wintrust Financial Corp................        800         23,992
 *#Wire One Technologies, Inc...........      2,400          6,600
 *Wireless Facilities, Inc..............     17,600        176,880
 *Wiser Oil Co..........................      2,700         13,554
 *Witness Systems, Inc..................      4,100         17,097
 *WMS Industries, Inc...................      9,100        134,680
 *Wolverine Tube, Inc...................     11,300         66,670
 Woodward Governor Co...................      4,800        184,603
 *Workflow Management, Inc..............      3,500         13,335
 *World Acceptance Corp.................      3,200         45,184

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *WorldQuest Networks, Inc..............      1,700   $      3,655
 *Worldwide Restaurant Concepts, Inc....     10,500         29,925
 Worthington Industries, Inc............     69,000      1,030,170
 *Xanser Corp...........................      8,200         19,270
 *#Xerox Corp...........................    158,800      1,735,684
 *Xeta Corp.............................      1,200          4,716
 *#XM Satellite Radio Holdings, Inc.....     32,200        365,148
 *Yellow Corp...........................     22,400        588,672
 York International Corp................        900         23,301
 *Zale Corp.............................     19,200        697,920
 *Zapata Corp...........................        200          7,204
 *#Zix Corp.............................      3,300         14,256
 *Zoltek Companies, Inc.................     16,800         47,880
 *Zomax, Inc............................      8,600         28,638
 *#Zonagen, Inc.........................        600            966
 *Zoran Corp............................      8,500        173,995
 *Zygo Corp.............................     15,000        105,300
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $688,822,251)...................               787,805,007
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................      1,687          6,158
 *Orbital Science Corp. Warrants
   08/31/04.............................        213            443
 *Timco Aviation Services Warrants
   02/27/07.............................        229              2
                                                      ------------
TOTAL RIGHTS/WARRANTS
  (Cost $43,938)........................                     6,603
                                                      ------------
                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (11.9%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $17,961,000 FNMA
   Discount Notes 1.17%, 08/06/03,
   valued at $17,916,098) to be
   repurchased at $17,652,765 (Cost
   $17,651,000).........................  $  17,651     17,651,000
 Repurchase agreements in a Pooled Cash
   Account, UBS Warburg, rates ranging
   from 1.15% to 1.24%, 06/02/03
   (Collateralized by $1,800,000,000
   U.S. Treasury Obligations, rates
   ranging from 1.875% to 12.50%,
   maturities ranging from 09/30/04 to
   05/15/30, valued at $88,519,514) to
   be repurchased at $90,230,418
   (Cost $88,519,514)(.)................     88,520     88,519,514
                                                      ------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $106,170,514)...................               106,170,514
                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $795,036,703)++.................              $893,982,124{/\}
                                                      ============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $795,609,238
{/\} Includes $87,253,989 of securities on loan (See Note G)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

ASSETS:
Investments at Value (including $87,254 of
  securities on loan).............................  $893,982
Cash..............................................         1
Receivables:
  Investment Securities Sold......................       100
  Dividends and Interest..........................       477
  Fund Shares Sold................................       617
  Securities Lending Income.......................         8
Prepaid Expenses and Other Assets.................         5
                                                    --------
    Total Assets..................................   895,190
                                                    --------

LIABILITIES:
Payables:
  Collateral on Securities Loaned.................    88,520
  Investment Securities Purchased.................     4,630
  Due to Advisor..................................       126
Accrued Expenses and Other Liabilities............        57
                                                    --------
    Total Liabilities.............................    93,333
                                                    --------
NET ASSETS........................................  $801,857
                                                    ========
Investments at Cost...............................  $795,037
                                                    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends.......................................  $ 2,515
  Interest........................................       65
  Income from Securities Lending..................       38
                                                    -------
        Total Investment Income...................    2,618
                                                    -------
EXPENSES
  Investment Advisory Services....................      678
  Accounting & Transfer Agent Fees................      128
  Custodian Fees..................................       32
  Legal Fees......................................        4
  Audit Fees......................................        5
  Shareholders' Reports...........................        9
  Trustees' Fees and Expenses.....................        8
  Other...........................................        7
                                                    -------
        Total Expenses............................      871
                                                    -------
  NET INVESTMENT INCOME (LOSS)....................    1,747
                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................  (11,714)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................   62,404
                                                    -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........   50,690
                                                    -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $52,437
                                                    =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS      YEAR
                                             ENDED       ENDED
                                            MAY 31,     NOV. 30,
                                             2003         2002
                                          -----------  ----------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $  1,747    $   4,538
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................    (11,714)    (170,174)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................     62,404      (13,746)
                                           --------    ---------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................     52,437     (179,382)
                                           --------    ---------
Transactions in Interest:
  Contributions.........................    134,632      328,346
  Withdrawals...........................    (59,570)    (165,401)
                                           --------    ---------
        Net Increase (Decrease) from
          Capital Share Transactions....     75,062      162,945
                                           --------    ---------
        Total Increase (Decrease).......    127,499      (16,437)
NET ASSETS
  Beginning of Period...................    674,358      690,795
                                           --------    ---------
  End of Period.........................   $801,857    $ 674,358
                                           ========    =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR       DEC. 14,
                              ENDED        ENDED        ENDED        ENDED       1998 TO
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999
                           -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....        N/A          N/A          N/A          N/A          N/A
                            --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............         --           --           --           --           --
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......         --           --           --           --           --
                            --------     --------     --------     --------     --------
Total from Investment
  Operations.............         --           --           --           --           --
                            --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............         --           --           --           --           --
  Net Realized Gains.....         --           --           --           --           --
                            --------     --------     --------     --------     --------
Total Distributions......        N/A          N/A          N/A          N/A          N/A
                            --------     --------     --------     --------     --------
Net Asset Value, End of
  Period.................        N/A          N/A          N/A          N/A          N/A
                            ========     ========     ========     ========     ========
Total Return.............       6.48%#     (20.25%)       8.30%        3.07%        4.87%

Net Assets, End of Period
  (thousands)............   $801,857     $674,358     $690,795     $314,021     $126,004
Ratio of Expenses to
  Average Net Assets.....       0.26%*       0.25%        0.25%        0.26%        0.29%*
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.52%*       0.61%        1.17%        1.98%        1.66%*
Portfolio Turnover
  Rate...................          6%*         15%          11%          39%          10%*

--------------

*    Annualized
#    Non-annualized
N/A Not applicable as The Tax-Managed U.S. Marketwide Value Series is organized as a partnership and does have a unitized value

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no such reported sale price or NOCP of the day, the Series values securities at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $7,632.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2003.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

Purchases...................................................      $93,754
Sales.......................................................       20,104

There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2003.

E. FEDERAL INCOME TAX:

    No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses have been deemed to have been "passed through" to its Feeder Fund.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 162,729
Gross Unrealized Depreciation...............................        (64,356)
                                                                  ---------
  Net.......................................................      $  98,373
                                                                  =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each Series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each Series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the line of credit may be terminated at any time. For the six months ended May 31, 2003, borrowings by the Series under the line of credit were as follows:

      WEIGHTED                WEIGHTED          NUMBER OF        INTEREST       MAXIMUM AMOUNT
       AVERAGE                AVERAGE             DAYS           EXPENSE        BORROWED DURING
    INTEREST RATE           LOAN BALANCE       OUTSTANDING       INCURRED         THE PERIOD
---------------------       ------------       -----------       --------       ---------------
        2.00%                $4,451,000             2             $  495          $ 4,451,000

    There were no outstanding borrowings by the Series under the line of credit at May 31, 2003.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each Series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2003.

G. SECURITIES LENDING:

    As of May 31, 2003, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each Series, along with other portfolios of the Trust, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements are repurchased.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO III

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2003
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO III
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...........    1
    Statement of Operations.......................    2
    Statements of Changes in Net Assets...........    3
    Financial Highlights..........................    4
    Notes to Financial Statements.................    5

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE
  CAP VALUE SERIES
    Schedule of Investments.......................    7
    Statement of Assets and Liabilities...........    9
    Statement of Operations.......................   10
    Statements of Changes in Net Assets...........   11
    Financial Highlights..........................   12
    Notes to Financial Statements.................   13

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO III
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company
  (31,558,223 Shares, Cost $392,755)++ at
  Value+..........................................  $  428,876
Receivable for Fund Shares Sold...................         364
Prepaid Expenses and Other Assets.................          19
                                                    ----------
    Total Assets..................................     429,259
                                                    ----------

LIABILITIES:
Payables:
  Investment Securities Purchased.................         323
  Fund Shares Redeemed............................          41
  Due to Advisor..................................           3
Accrued Expenses and Other Liabilities............          29
                                                    ----------
    Total Liabilities.............................         396
                                                    ----------
NET ASSETS........................................  $  428,863
                                                    ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)........................  39,275,099
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $    10.92
                                                    ==========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  402,431
Accumulated Net Investment Income (Loss)..........         872
Accumulated Net Realized Gain (Loss)..............     (10,561)
Unrealized Appreciation (Depreciation) from
  Investment Securities...........................      36,121
                                                    ----------
    Total Net Assets..............................  $  428,863
                                                    ==========

--------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $403,314.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO III
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................  $2,001
                                                    ------
EXPENSES
  Administrative Services.........................      18
  Accounting & Transfer Agent Fees................       8
  Legal Fees......................................       8
  Audit Fees......................................       2
  Filing Fees.....................................      12
  Shareholders' Reports...........................      21
  Directors' Fees and Expenses....................       2
  Other...........................................       1
                                                    ------
        Total Expenses............................      72
                                                    ------
  NET INVESTMENT INCOME (LOSS)....................   1,929
                                                    ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................  (4,793)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................  24,666
                                                    ------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........  19,873
                                                    ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $21,802
                                                    ======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO III
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS     YEAR
                                             ENDED       ENDED
                                            MAY 31,    NOV. 30,
                                             2003        2002
                                          -----------  ---------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $  1,929    $  4,806
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (4,793)     (3,197)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................     24,666     (33,569)
                                           --------    --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................     21,802     (31,960)
                                           --------    --------
Distributions From:
  Net Investment Income.................     (5,177)     (4,542)
  Net Long-Term Gains...................         --     (30,423)
                                           --------    --------
        Total Distributions.............     (5,177)    (34,965)
                                           --------    --------
Capital Share Transactions (1):
  Shares Issued.........................     78,623     213,345
  Shares Issued in Lieu of Cash
    Distributions.......................      5,177      34,965
  Shares Redeemed.......................    (50,307)    (85,298)
                                           --------    --------
        Net Increase (Decrease) from
          Capital Share Transactions....     33,493     163,012
                                           --------    --------
        Total Increase (Decrease).......     50,118      96,087
NET ASSETS
  Beginning of Period...................    378,745     282,658
                                           --------    --------
  End of Period.........................   $428,863    $378,745
                                           ========    ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      7,942      18,806
    Shares Issued in Lieu of Cash
      Distributions.....................        511       3,056
    Shares Redeemed.....................     (5,085)     (7,666)
                                           --------    --------
                                              3,368      14,196
                                           ========    ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO III
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....   $  10.55     $  13.02     $  16.21     $  19.07     $  19.68     $  19.02
                            --------     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.06         0.13         0.27         0.40         0.36         0.33
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       0.46        (1.14)        1.13           --         0.47         1.75
                            --------     --------     --------     --------     --------     --------
Total from Investment
  Operations.............       0.52        (1.01)        1.40         0.40         0.83         2.08
                            --------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.15)       (0.19)       (0.42)       (0.39)       (0.32)       (0.33)
  Net Realized Gains.....         --        (1.27)       (4.17)       (2.87)       (1.12)       (1.09)
                            --------     --------     --------     --------     --------     --------
Total Distributions......      (0.15)       (1.46)       (4.59)       (3.26)       (1.44)       (1.42)
                            --------     --------     --------     --------     --------     --------
Net Asset Value, End of
  Period.................   $  10.92     $  10.55     $  13.02     $  16.21     $  19.07     $  19.68
                            ========     ========     ========     ========     ========     ========
Total Return.............       5.03%#      (8.66)%      10.94%        3.00%        4.65%       11.85%

Net Assets, End of Period
  (thousands)............   $428,863     $378,745     $282,658     $291,964     $418,647     $484,611
Ratio of Expenses to
  Average Net
  Assets (1).............       0.19%*       0.19%        0.20%        0.20%        0.19%        0.19%
Ratio of Net Investment
  Income to Average Net
  Assets.................       1.04%*       1.40%        1.71%        2.06%        1.73%        1.67%
Portfolio Turnover
  Rate...................        N/A          N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................          6%*          9%           6%          26%          43%          25%

--------------

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which U.S. Large Cap Value Portfolio III (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At May 31, 2003, the Portfolio owned 22% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $4,189.

    3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to a Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................  $36,121
Gross Unrealized Depreciation.....................  (10,559)
                                                    -------
    Net...........................................  $25,562
                                                    =======

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the discretionary line of credit during the six months ended May 31, 2003.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2003.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (86.2%)
 *3COM Corp.............................    420,700  $    2,061,430
 A. G. Edwards, Inc.....................     17,500         575,750
 *Advanced Micro Devices, Inc...........    431,200       3,139,136
 #Aetna, Inc............................    539,626      30,985,325
 *Agere Systems, Inc. Class A...........      8,652          21,111
 *Agere Systems, Inc. Class B...........    212,364         496,932
 *Agilent Technologies, Inc.............    124,200       2,251,746
 Albemarle Corp.........................    102,100       2,733,217
 #Albertson's, Inc......................     76,900       1,604,903
 *Allegheny Corp........................     17,583       3,116,587
 Alliant Energy Corp....................    212,900       4,253,742
 #*Allied Waste Industries, Inc.........     83,700         826,956
 Allstate Corp..........................    923,700      33,243,963
 Ambac Financial Group, Inc.............     23,200       1,547,672
 Amerada Hess Corp......................     96,400       4,723,600
 #American Financial Group, Inc.........    177,400       3,922,314
 American National Insurance Co.........     46,700       3,999,388
 *American Tower Corp...................     12,200         109,312
 AmerUs Group Co........................     45,600       1,227,096
 Anadarko Petroleum Corp................    294,500      14,512,960
 *AOL Time Warner, Inc..................  3,553,800      54,088,836
 Apache Corp............................     64,995       4,284,470
 #*Apple Computer, Inc..................    195,700       3,516,729
 *Applied Micro Circuits Corp...........    166,300         834,826
 Archer-Daniels Midland Co..............  2,375,260      28,431,862
 *Arrow Electronics, Inc................    308,200       5,248,646
 Ashland, Inc...........................    297,600       9,660,096
 #Astoria Financial Corp................     25,200         666,540
 AT&T Corp..............................    529,180      10,313,718
 *AT&T Wireless Services, Inc...........  3,347,537      26,010,363
 *AutoNation, Inc.......................  2,057,600      28,641,792
 *Avnet, Inc............................     79,600       1,082,560
 AVX Corp...............................     29,100         350,655
 Bank of Hawaii Corp....................    337,800      11,795,976
 Bausch & Lomb, Inc.....................     11,800         447,810
 Bear Stearns Companies, Inc............    373,770      28,881,208
 Belo Corp. Class A.....................    324,200       7,586,280
 *Big Lots, Inc.........................    253,500       3,450,135
 Blockbuster, Inc. Class A..............     23,300         393,770
 Boise Cascade Corp.....................    213,400       5,243,238
 *Borders Group, Inc....................     22,700         373,415
 Borg-Warner, Inc.......................    100,800       5,858,496
 #Bowater, Inc..........................    168,400       6,599,596
 #*Broadcom Corp........................     85,200       2,085,696
 Brunswick Corp.........................    297,600       6,532,320
 Burlington Northern Santa Fe Corp......  1,283,000      37,861,330
 *CarMax, Inc...........................     18,581         432,008
 #*Cendant Corp.........................    311,800       5,238,240
 Centex Corp............................    229,000      17,777,270
 #*Charter Communications, Inc..........     83,700         251,100
 #*CheckFree Corp.......................     56,200       1,375,776
 Chubb Corp.............................     46,300       2,964,589
 *CIENA Corp............................    164,600         946,450
 #Cincinnati Financial Corp.............    551,580      20,474,650
 Circuit City Stores, Inc...............    199,500       1,434,405
 Clayton Homes, Inc.....................     18,300         228,567
 *Clear Channel Communications, Inc.....    585,500      23,829,850
 *CNA Financial Corp....................    635,600      15,432,368
 Coca-Cola Enterprises, Inc.............  1,785,400      33,476,250
 *Comcast Corp. Class A.................    855,948      25,772,594
 *Comcast Corp. Special Class A Non-
   Voting...............................    927,100      26,719,022
 Commerce Group, Inc....................     93,100       3,481,940
 Commercial Federal Corp................     98,900       2,222,283
                                           SHARES        VALUE+
                                           ------        ------
 Computer Associates International,
   Inc..................................    143,800  $    3,116,146
 *Compuware Corp........................     35,800         217,306
 *Comverse Technology, Inc..............    111,500       1,695,915
 ConocoPhilips..........................    220,400      11,894,988
 #*Corning, Inc.........................    998,300       7,297,573
 Countrywide Financial Corp.............    410,000      30,196,500
 #*Cox Communications, Inc..............    566,100      17,537,778
 *Crown Castle International Corp.......     78,800         656,404
 #CSX Corp..............................    577,800      18,922,950
 #Cummins, Inc..........................    143,100       4,905,468
 Curtiss-Wright Corp-Cl B W/I...........     13,565         784,735
 Dana Corp..............................    510,700       4,550,337
 #Delta Air Lines, Inc..................    402,500       5,377,400
 Diamond Offshore Drilling, Inc.........     88,500       2,012,490
 Dillards, Inc. Class A.................    348,900       4,661,304
 #Disney (Walt) Co......................    906,600      17,814,690
 #*E Trade Group, Inc...................    356,300       2,725,695
 Eastman Chemical Co....................     83,200       2,719,808
 #Electronic Data Systems Corp..........    436,400       8,793,460
 *Extended Stay America, Inc............    346,900       4,266,870
 *Fairchild Semiconductor Corp.
   Class A..............................     41,300         577,374
 *Federated Department Stores, Inc......    618,200      20,091,500
 #First American Financial Corp.........     64,300       1,741,244
 First Citizens Bancshares, Inc.........     10,300       1,042,051
 FleetBoston Financial Corp.............    331,300       9,796,541
 Florida East Coast Industries Inc.
   Class B..............................      7,739         219,323
 Florida East Coast Industries, Inc.....     60,400       1,732,272
 Foot Locker, Inc.......................    175,000       2,353,750
 #Ford Motor Co.........................  2,473,700      25,973,850
 *Gateway, Inc..........................     72,600         242,484
 #GATX Corp.............................    140,300       2,383,697
 #General Motors Corp...................    911,900      32,217,427
 *General Motors Corp. Class H..........    826,438      10,082,544
 Georgia-Pacific Corp...................    364,900       6,312,770
 #Goodyear Tire & Rubber Co.............    493,200       3,215,664
 #Harris Corp...........................    151,400       4,585,906
 Hartford Financial Services Group,
   Inc..................................    219,100      10,218,824
 *Hearst-Argyle Television, Inc.........    238,600       5,929,210
 Helmerich & Payne, Inc.................    146,800       4,533,184
 Hibernia Corp..........................    274,500       5,300,595
 Hollinger International, Inc.
   Class A..............................    268,700       2,974,509
 #Horton (D.R.), Inc....................    598,615      15,737,588
 *Human Genome Sciences, Inc............     23,900         350,135
 #*Humana, Inc..........................    618,900       8,039,511
 Ikon Office Solutions, Inc.............      7,300          64,094
 #IMC Global, Inc.......................    438,300       3,830,742
 Independence Community Bank Corp.......     12,500         353,750
 #*Ingram Micro, Inc....................    269,200       2,966,584
 #International Paper Co................  1,215,775      44,582,469
 #*Invitrogen Corp......................     50,100       1,954,902
 #*JDS Uniphase Corp....................  1,095,700       4,240,359
 John Hancock Financial Services,
   Inc..................................    122,300       3,699,575
 JP Morgan Chase & Co...................  2,244,400      73,750,984
 Kerr-McGee Corp........................     93,500       4,448,730
 KeyCorp................................    941,600      24,858,240
 LaFarge North America, Inc.............    257,500       8,106,100
 *Lear Corp.............................    110,900       4,411,602
 #*Level 3 Communications, Inc..........    195,500       1,390,005
 *Liberty Media Corp....................  3,119,600      36,499,320
 Lincoln National Corp..................    309,400      10,767,120

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Loews Corp.............................    636,800  $   30,630,080
 *LSI Logic Corp........................    404,400       2,588,160
 Lubrizol Corp..........................    182,000       5,805,800
 #*Lucent Technologies, Inc.............  1,193,800       2,638,298
 #Lyondell Chemical Co..................    447,200       6,439,680
 *Mandalay Resort Group.................    295,000       8,894,250
 *Manor Care, Inc.......................     44,600       1,056,574
 Marathon Oil Corp......................    911,450      23,451,609
 *Maxtor Corp...........................      1,400          10,528
 May Department Stores Co...............     63,100       1,368,639
 MBIA, Inc..............................    200,850      10,052,543
 MeadWestavco Corp......................    758,431      18,991,112
 #Merrill Lynch & Co., Inc..............     53,600       2,320,880
 MetLife, Inc...........................    935,500      26,165,935
 *Metro-Goldwyn-Mayer, Inc..............    166,500       2,077,920
 #MGIC Investment Corp..................     46,900       2,533,538
 *MGM Grand, Inc........................    186,500       5,268,625
 #*Micron Technology, Inc...............    466,000       5,275,120
 Mony Group, Inc........................     51,200       1,362,432
 Nationwide Financial Services, Inc.....     59,800       1,929,148
 *NCR Corp..............................     12,300         308,361
 Norfolk Southern Corp..................  1,537,600      33,704,192
 Northrop Grumman Corp..................    292,071      25,687,645
 *Novell, Inc...........................     74,600         248,418
 Nucor Corp.............................     15,000         714,600
 Occidental Petroleum Corp..............    650,800      21,957,992
 Old Republic International Corp........    334,275      11,479,004
 Omnicare, Inc..........................    360,300       9,782,145
 *Owens-Illinois, Inc...................     92,500       1,059,125
 *Pactiv Corp...........................    613,100      11,986,105
 #*PanAmSat Corp........................    159,000       2,990,790
 #*Park Place Entertainment Corp........    802,900       6,118,098
 Peabody Energy Corp....................     14,600         479,610
 #Penney (J.C.) Co., Inc................  1,120,000      19,398,400
 PepsiAmericas, Inc.....................     95,500       1,241,500
 #*Phelps Dodge Corp....................    287,085      10,464,248
 #PMI Group, Inc........................     55,500       1,701,630
 #*Pride International, Inc.............    142,500       2,711,775
 Protective Life Corp...................     73,500       2,027,130
 #*Providian Financial Corp.............    296,600       2,681,264
 Pulitzer, Inc..........................      1,700          85,476
 Pulte Homes Inc........................    124,200       8,146,278
 Questar Corp...........................    271,400       8,760,792
 *Quintiles Transnational Corp..........     21,500         304,225
 *Qwest Communications International,
   Inc..................................  1,858,000       8,342,420
 Radian Group, Inc......................    105,200       4,236,404
 *Radio One, Inc........................      5,000          83,795
 Rayonier, Inc..........................     83,000       4,285,290
 Raytheon Co............................  1,084,000      34,731,360
 Reinsurance Group of America, Inc......      4,200         129,696
 #*Rite Aid Corp........................    969,800       3,568,864
 RJ Reynolds Tobacco Holdings, Inc......    251,326       8,567,703
 Ryder System, Inc......................    275,400       7,314,624
 Safeco Corp............................    486,400      17,578,496
 Saint Paul Companies, Inc..............    695,326      25,435,025
 *Saks, Inc.............................    743,200       6,971,216
 *Sanmina Corp..........................    581,300       3,325,036
 Scientific-Atlanta, Inc................     20,800         409,552
 Sears, Roebuck & Co....................    338,000      10,133,240
 *Smithfield Foods, Inc.................     50,400       1,057,896
 *Smurfit-Stone Container Corp..........    321,326       4,762,051
 #*Solectron Corp.......................    892,600       3,570,400
 Sovereign Bancorp, Inc.................    781,020      12,746,246
 Sprint Corp............................  1,009,800      13,692,888
 StanCorp Financial Group, Inc..........     20,000       1,081,000
 Starwood Hotels and Resorts Worldwide,
   Inc..................................    573,500      16,620,030
 Steelcase, Inc. Class A................     47,400         491,064
 *Sun Microsystems, Inc.................  2,143,700       9,282,221
 Sunoco, Inc............................    298,800      11,007,792
 Supervalu, Inc.........................    565,200      11,219,220
 #*Tech Data Corp.......................     17,200         427,936
                                           SHARES        VALUE+
                                           ------        ------
 Telephone & Data Systems, Inc..........     37,300  $    1,818,375
 *Tellabs, Inc..........................    331,800       2,634,492
 #Temple-Inland, Inc....................    131,300       6,123,832
 Textron, Inc...........................    123,000       4,286,550
 *Thomas & Betts Corp...................     46,900         721,322
 #Tidewater, Inc........................    100,900       3,331,718
 #*Toys R Us, Inc.......................    819,300       9,536,652
 *Triad Hospitals, Inc..................     30,600         791,622
 Tyson Foods, Inc. Class A..............    912,556       8,669,282
 Union Pacific Corp.....................    824,200      50,267,958
 Unionbancal Corp.......................     86,600       3,658,850
 #*Unisys Corp..........................    124,900       1,410,121
 *United States Cellular Corp...........     48,600       1,275,750
 United States Steel Corp...............    326,200       5,137,650
 Unitrin, Inc...........................    223,800       5,859,084
 #UnumProvident Corp....................    838,989      10,822,958
 #*USA Networks, Inc....................    176,200       6,774,890
 Valero Energy Corp.....................    124,300       4,661,250
 Valhi, Inc.............................    158,500       1,496,240
 #*VeriSign, Inc........................    166,300       2,491,174
 *Viacom, Inc. Class B..................  1,457,700      66,354,504
 #*Vishay Intertechnology, Inc..........    227,616       3,286,775
 Visteon Corp...........................     48,000         295,200
 *Vitesse Semiconductor, Inc............      2,800          14,056
 #*Watson Pharmaceuticals, Inc..........     15,200         562,704
 #*WebMD Corp...........................     26,000         258,440
 Weis Markets, Inc......................     20,800         663,520
 Wesco Financial Corp...................     13,540       4,102,620
 #Weyerhaeuser Co.......................    279,800      14,096,324
 Worthington Industries, Inc............    133,200       1,988,676
 #*Xerox Corp...........................     75,000         819,750
 York International Corp................    137,800       3,567,642
                                                     --------------
TOTAL COMMON STOCKS
  (Cost $1,863,384,483).................              1,931,126,331
                                                     --------------
                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (13.8%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $31,189,000 FNMA
   Discount Notes 1.14%, 01/09/04,
   valued at $30,994,069) to be
   repurchased at $30,539,054
   (Cost $30,536,000)...................  $  30,536      30,536,000
 Repurchase agreements in a Pooled Cash
   Account, UBS Warburg, rates ranging
   from 1.15% to 1.24%, 06/02/03
   (Collateralized by $1,800,000,000
   U.S. Treasury Obligations, rates
   ranging from 1.875% to 12.50%,
   maturities ranging from 09/30/04 to
   05/15/30, valued at $278,991,005) to
   be repurchased at $279,545,047 (.)
   (Cost $278,991,005)..................    278,991     278,991,005
                                                     --------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $309,527,005)...................                309,527,005
                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,172,911,488)++...............             $2,240,653,336{/\}
                                                     ==============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $2,172,911,616
{/\} Includes $270,323,701 of securities on loan. (See Note G)
(.)  Security purchased with cash proceeds from securities on loan

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                        THE U.S. LARGE CAP VALUE SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value (including $270,324 of
  securities on loan).............................  $ 2,240,653
Cash..............................................            1
Receivables:
  Investment Securities Sold......................           42
  Dividends and Interest..........................        3,564
  Securities Lending Income.......................           13
  Fund Shares Sold................................          323
Prepaid Expenses and Other Assets.................           19
                                                    -----------
    Total Assets..................................    2,244,615
                                                    -----------

LIABILITIES:
Payables:
  Collateral on Securities Loaned.................      278,991
  Fund Shares Redeemed............................       18,026
  Due to Advisor..................................          156
Accrued Expenses and Other Liabilities............          113
                                                    -----------
    Total Liabilities.............................      297,286
                                                    -----------
NET ASSETS........................................  $ 1,947,329
                                                    ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized).........  143,241,671
                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $     13.59
                                                    ===========
Investments at Cost...............................  $ 2,172,911
                                                    ===========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $ 1,959,048
Accumulated Net Investment Income (Loss)..........        6,667
Accumulated Net Realized Gain (Loss)..............      (86,128)
Unrealized Appreciation (Depreciation) of
  Investment Securities...........................       67,742
                                                    -----------
    Total Net Assets..............................  $ 1,947,329
                                                    ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                        THE U.S. LARGE CAP VALUE SERIES
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends....................................... $  15,215
  Interest........................................       142
  Income from Securities Lending..................        79
                                                   ---------
        Total Investment Income...................    15,436
                                                   ---------
EXPENSES
  Investment Advisory Services....................       849
  Accounting & Transfer Agent Fees................       320
  Custodian Fees..................................        81
  Legal Fees......................................         7
  Audit Fees......................................        12
  Shareholders' Reports...........................         4
  Trustees' Fees and Expenses.....................        12
  Other...........................................        16
                                                   ---------
        Total Expenses............................     1,301
                                                   ---------
  NET INVESTMENT INCOME (LOSS)....................    14,135
                                                   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................   (53,631)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................   140,620
                                                   ---------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........    86,989
                                                   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................. $ 101,124
                                                   =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                        THE U.S. LARGE CAP VALUE SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                          SIX MONTHS
                                             ENDED     YEAR ENDED
                                            MAY 31,     NOV. 30,
                                             2003         2002
                                          -----------  ----------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $   14,135   $   24,626
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (53,631)     (21,142)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................     140,620     (154,346)
                                          ----------   ----------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................     101,124     (150,862)
                                          ----------   ----------
Distributions From:
  Net Investment Income.................      (9,253)     (23,538)
                                          ----------   ----------
        Total Distributions.............      (9,253)     (23,538)
                                          ----------   ----------
Capital Share Transactions (1):
  Shares Issued.........................     206,376      472,038
  Shares Issued in Lieu of Cash
    Distributions.......................       8,926       22,203
  Shares Redeemed.......................     (97,653)    (219,115)
                                          ----------   ----------
        Net Increase (Decrease) from
          Capital Share Transactions....     117,649      275,126
                                          ----------   ----------
        Total Increase (Decrease).......     209,520      100,726
NET ASSETS
    Beginning of Period.................   1,737,809    1,637,083
                                          ----------   ----------
    End of Period.......................  $1,947,329   $1,737,809
                                          ==========   ==========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      16,693       34,223
    Shares Issued in Lieu of Cash
      Distributions.....................         752        1,587
    Shares Redeemed.....................      (7,781)     (15,622)
                                          ----------   ----------
                                               9,664       20,188
                                          ==========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                        THE U.S. LARGE CAP VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....  $    13.01   $    14.44   $    14.71   $    17.79   $    18.79   $    18.09
                           ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............        0.10         0.20         0.25         0.33         0.34         0.31
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......        0.55        (1.43)        1.25         0.04         0.46         1.71
                           ----------   ----------   ----------   ----------   ----------   ----------
  Total from Investment
    Operations...........        0.65        (1.23)        1.50         0.37         0.80         2.02
                           ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Net Investment
    Income...............       (0.07)       (0.20)       (0.27)       (0.32)        0.34        (0.32)
  Net Realized Gains.....          --           --        (1.50)       (3.13)        1.46        (1.00)
                           ----------   ----------   ----------   ----------   ----------   ----------
  Total Distributions....       (0.07)       (0.20)       (1.77)       (3.45)        1.80        (1.32)
                           ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of
  Period.................  $    13.59   $    13.01   $    14.44   $    14.71   $    17.79   $    18.79
                           ==========   ==========   ==========   ==========   ==========   ==========
Total Return.............        5.07%#       8.64%       10.97%        3.06%        4.64%       11.93%

Net Assets, End of Period
  (thousands)............  $1,947,329   $1,737,809   $1,637,083   $1,735,343   $1,788,082   $1,755,907
Ratio of Expenses to
  Average Net Assets.....        0.15%*       0.15%        0.15%        0.16%        0.16%        0.16%
Ratio of Net Investment
  Income to Average Net
  Assets.................        1.67%*       1.49%        1.66%        2.20%        1.80%        1.67%
Portfolio Turnover
  Rate...................           6%*          9%           6%          26%          43%          25%

--------------

*    Annualized
#    Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP of the day, the Series values the securites at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $19,189.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2003.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

Purchases...................................................      $177,099
Sales.......................................................        47,251

    There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2003.

E. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Series intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 306,937
Gross Unrealized Depreciation...............................       (239,195)
                                                                  ---------
  Net.......................................................      $  67,742
                                                                  =========

    For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2002, the Series had a capital loss carryforward for federal income tax purposes of approximately $32,327,000 of which $11,185,000 and $21,142,000 will expire on November 30, 2009, and November 30, 2010 respectively.

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit.

There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the line of credit may be terminated at any time. Borrowings under the line of credit by the Series during the six months ended May 31, 2003 were as follows:

      WEIGHTED                WEIGHTED          NUMBER OF        INTEREST       MAXIMUM AMOUNT
       AVERAGE                AVERAGE             DAYS           EXPENSE        BORROWED DURING
    INTEREST RATE           LOAN BALANCE       OUTSTANDING       INCURRED         THE PERIOD
---------------------       ------------       -----------       --------       ---------------
        2.02%                $5,536,333             6             $1,862          $13,572,000

    There were no outstanding borrowings by the Series under the line of credit at May 31, 2003.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2003.

G. SECURITIES LENDING:

    As of May 31, 2003, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                         EMERGING MARKETS PORTFOLIO II

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2003
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                         EMERGING MARKETS PORTFOLIO II
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                     PAGE
                                                    -------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...........        1
    Statement of Operations.......................        2
    Statements of Changes in Net Assets...........        3
    Financial Highlights..........................        4
    Notes to Financial Statements.................        5

THE DFA INVESTMENT TRUST COMPANY -- THE EMERGING
  MARKETS SERIES
    Schedule of Investments.......................        8
    Statement of Assets and Liabilities...........       14
    Statement of Operations.......................       15
    Statements of Changes in Net Assets...........       16
    Financial Highlights..........................       17
    Notes to Financial Statements.................       18

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         EMERGING MARKETS PORTFOLIO II
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The Emerging Markets Series of The
  DFA Investment Trust Company
  (Cost $11,057)++ at Value+......................  $  10,667
Receivable for Fund Shares Sold...................        597
Prepaid Expenses and Other Assets.................         13
                                                    ---------
    Total Assets..................................     11,277
                                                    ---------

LIABILITIES:
Payable for Investment Securities Purchased.......        597
Accrued Expenses and Other Liabilities............         14
                                                    ---------
    Total Liabilities.............................        611
                                                    ---------
NET ASSETS........................................  $  10,666
                                                    =========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)........................  1,348,528
                                                    =========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $    7.91
                                                    =========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  13,978
Accumulated Net Investment Income (Loss)..........         28
Accumulated Net Realized Gain (Loss)..............     (2,907)
Accumulated Net Realized Foreign Exchange Gain
  (Loss)..........................................         (2)
Deferred Thailand Capital Gains Tax...............        (41)
Unrealized Appreciation (Depreciation) of
  Investment Securities and Foreign Currency......       (390)
                                                    ---------
    Total Net Assets..............................  $  10,666
                                                    =========

--------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $11,078.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         EMERGING MARKETS PORTFOLIO II
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $21)..........................................  $ 145
  Interest........................................      2
  Expenses Allocated from Master Fund.............    (16)
                                                    -----
        Total Investment Income...................    131
                                                    -----
EXPENSES
  Administrative Services.........................     18
  Accounting & Transfer Agent Fees................      1
  Audit Fees......................................      1
  Filing Fees.....................................      8
  Shareholders' Reports...........................      3
                                                    -----
        Total Expenses............................     31
        Fees Waived, Expenses Reimbursed and/or
        Previously Waived Fees Recovered by
        Advisor...................................    (18)
                                                    -----
        Net Expenses..............................     13
                                                    -----
  NET INVESTMENT INCOME (LOSS)....................    118
                                                    -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................    (23)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................     (2)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................  1,186
  Deferred Thailand Capital Gains Tax.............    (16)
                                                    -----

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................  1,145
                                                    -----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $1,263
                                                    =====

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         EMERGING MARKETS PORTFOLIO II
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS     YEAR
                                             ENDED      ENDED
                                            MAY 31,    NOV. 30,
                                             2003        2002
                                          -----------  --------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........    $   118    $   131
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................        (23)      (663)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............         (2)        (9)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency.....      1,186        627
  Deferred Thailand Capital Gains Tax...        (16)       (25)
                                            -------    -------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................      1,263         61
                                            -------    -------
Distributions From:
  Net Investment Income.................       (147)      (136)
                                            -------    -------
        Total Distributions.............       (147)      (136)
                                            -------    -------
Capital Share Transactions (1):
  Shares Issued.........................     10,077      8,781
  Shares Issued in Lieu of Cash
    Distributions.......................        147        136
  Shares Redeemed.......................     (9,885)    (9,199)
                                            -------    -------
        Net Increase (Decrease) from
          Capital Share Transactions....        339       (282)
                                            -------    -------
        Total Increase (Decrease).......      1,455       (357)
NET ASSETS
  Beginning of Period...................      9,211      9,568
                                            -------    -------
  End of Period.........................    $10,666    $ 9,211
                                            =======    =======
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      1,430      1,213
    Shares Issued in Lieu of Cash
      Distributions.....................         22         19
    Shares Redeemed.....................     (1,399)    (1,288)
                                            -------    -------
                                                 53        (56)
                                            =======    =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                            ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                           MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                            2003            2002           2001           2000           1999           1998
                                         -----------      ---------      ---------      ---------      ---------      ---------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period...    $  7.11         $ 7.08         $ 7.83         $ 10.08        $  6.57        $ 7.50
                                           -------         ------         ------         -------        -------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).........       0.09           0.09           0.10            0.09           0.09          0.07
  Net Gains (Losses) on Securities
    (Realized and Unrealized)..........       0.83           0.04          (0.79)          (2.26)          3.50         (0.94)
                                           -------         ------         ------         -------        -------        ------
    Total from Investment Operations...       0.92           0.13          (0.69)          (2.17)          3.59         (0.87)
                                           -------         ------         ------         -------        -------        ------
LESS DISTRIBUTIONS
  Net Investment Income................      (0.12)         (0.10)         (0.06)          (0.08)         (0.08)        (0.06)
  Net Realized Gains...................         --             --             --              --             --            --
                                           -------         ------         ------         -------        -------        ------
    Total Distributions................      (0.12)         (0.10)         (0.06)          (0.08)         (0.08)        (0.06)
                                           -------         ------         ------         -------        -------        ------
Net Asset Value, End of Period.........    $  7.91         $ 7.11         $ 7.08         $  7.83        $ 10.08        $ 6.57
                                           =======         ======         ======         =======        =======        ======
Total Return...........................      13.14%#         1.83%         (8.96)%        (21.73)%        55.31%       (11.59)%
Net Assets, End of Period
  (thousands)..........................    $10,666         $9,211         $9,568         $10,465        $13,476        $6,337
Ratio of Expenses to Average Net
  Assets (1)...........................       0.65%*         0.65%          0.93%           0.82%(a)       0.76%(a)      1.21%(a)
Ratio of Expenses to Average Net Assets
  (excluding waivers, assumption of
  expenses and/or recovery of
  previously waived fees) (1)..........       1.05%*         1.05%          1.33%           1.22%(a)       1.16%(a)      1.61%(a)
Ratio of Net Investment Income to
  Average Net Assets...................       2.62%*         1.34%          1.49%           0.98%          0.94%         1.00%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers, assumption of expenses
  and/or recovery of previously waived
  fees)................................       2.22%*         0.94%          1.09%           0.58%          0.54%         0.60%
Portfolio Turnover Rate................        N/A            N/A            N/A             N/A            N/A           N/A
Portfolio Turnover Rate of Master Fund
  Series...............................          1%*            8%             6%             12%            16%           10%

--------------
*   Annualized
#   Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) The plan's sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.
N/A Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which the Emerging Markets Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Emerging Markets Series (the "Series" or the "Master Fund"), a series of The DFA Investment Trust Company. At May 31, 2003, the Portfolio owned 3% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $101.

    3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of the first $50 million of average net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has currently agreed to waive its fees. The expense waiver will remain in effect for a period of one year and shall continue in effect from year to year thereafter unless terminated by the Advisor. For the six months ended May 31, 2003, the Advisor waived fees in the amount of $18,058.

    In addition, each sponsor of a benefit plan which invests in the Portfolio has agreed to make a voluntary monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as additions to capital.

    Effective January 1, 2001, the sponsors of the benefit plans which invest in the Portfolio no longer make voluntary monthly contributions to the Portfolio for the portion of the fees and expenses incurred by the Portfolio relating to the benefit plan's investment.

D. FEDERAL INCOME TAX:

    No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a registered investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 2,213
Gross Unrealized Depreciation...............................       (2,624)
                                                                  -------
  Net.......................................................      $  (411)
                                                                  =======

    For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2002, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $2,751,000, with $1,490,000 expiring on November 30, 2007, $592,000 expiring on November 30, 2009, and $669,000 expiring on November 30, 2010.

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no outstanding borrowings under the line of credit during the six months ended
May 31, 2003.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2003.

F. REIMBURSEMENT FEES:

    Until March 30, 2002, shares of the Portfolio were sold at a public offering price which was equal to the current net asset value of the shares plus a reimbursement fee. Reimbursement fees were recorded as an addition to paid-in capital. The reimbursement fees for the Portfolio were .50% of the net asset value of their shares. Effective March 30, 2002, reimbursement fees are no longer charged.

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                             SHARES          VALUE+
                                             ------          ------
ISRAEL -- (10.2%)
COMMON STOCKS -- (10.2%)
 Africa-Israel Investments, Ltd.........          4,040   $    586,466
 Africa-Israel Investments, Ltd.........            155        205,750
 Agis Industries (1983), Ltd............         46,636        857,381
 American Israeli Paper Mills, Ltd......          3,291        143,771
 *Bank Hapoalim, Ltd....................      1,777,440      3,801,578
 *Bank Leumi Le-Israel..................      2,107,169      3,322,567
 Bezek, Ltd.............................      2,989,514      3,571,092
 *Blue Square Chain Stores Properties
   Investment...........................         46,103        422,847
 Blue Square Israel, Ltd................         16,186        160,129
 *CLAL Industries, Ltd..................        233,638        864,381
 CLAL Insurance, Ltd....................         76,684      1,268,470
 Delek Group, Ltd.......................          4,584        320,306
 Discount Investment Corp...............         41,400        918,430
 *Elbit Medical Imaging.................         17,319        105,411
 Elbit Systems, Ltd.....................         57,819      1,072,184
 Elite Industries, Ltd..................          5,700        192,983
 *Elron Electronic Industries, Ltd......         27,495        220,025
 *First International Bank of Israel....         48,660        213,462
 *First International Bank of Israel,
   Ltd..................................        347,200        314,021
 *IDB Bankholding Corp., Ltd............         36,578        780,672
 *IDB Development Corp., Ltd.
   Series A.............................         85,515      1,864,013
 Industrial Building Corp., Ltd.........        277,150        217,558
 Israel Chemicals, Ltd..................      1,787,926      2,485,604
 Israel Corp. Series A..................          5,500        615,324
 *Koor Industries, Ltd..................         25,971        542,470
 M.A.Industries, Ltd....................        550,105      1,520,768
 *Matav Cable Israel....................         19,027        126,457
 Migdal Insurance Holdings..............      1,205,807      1,596,768
 Osem Investment, Ltd...................        140,722      1,042,207
 Property and Building Corp., Ltd.......          3,973        251,397
 Super-Sol, Ltd. Series B...............        210,226        481,200
 Teva Pharmaceutical Industries, Ltd....        209,140     10,378,483
 *United Mizrahi Bank, Ltd..............        325,678        964,066
                                                          ------------
TOTAL -- ISRAEL
  (Cost $28,047,204)....................                    41,428,241
                                                          ------------
INDONESIA -- (9.4%)
COMMON STOCKS -- (9.4%)
 *PT Astra International Tbk............      4,578,461      1,983,449
 PT Bimantara Citra Tbk.................        589,000        191,372
 PT Gudang Garam Tbk....................      4,695,500      5,650,421
 PT Hanjaya Mandala Sampoerna Tbk.......     13,377,500      6,197,758
 *PT Indocement Tunggal Prakarsa Tbk....      3,090,000        390,433
 PT Indofood Sukses Makmur Tbk..........     11,716,400      1,233,676
 PT Indosat (Persero) Tbk...............      2,993,500      3,368,137
 *PT Lippo Bank Tbk Series A............      3,281,200        207,296
 *PT Lippo Land Development Tbk.........        166,500         11,521
 PT Makindo Tbk.........................      2,236,500        235,492
 PT Medco Energi International Tbk......      9,754,000      1,467,208
 *PT Panasia Indosyntec Tbk.............         75,100          2,530
 PT Ramayana Lestari Sentosa Tbk........      4,004,000      1,373,213
 *PT Sari Husada Tbk....................         13,793         17,594
 PT Semen Gresik Tbk....................      1,739,502      1,653,678
                                             SHARES          VALUE+
                                             ------          ------
 PT Telekomunikasi Indonesia (Persero)
   Tbk Series B.........................     18,576,820   $ 10,450,857
 PT Unilever Indonesia Tbk..............      1,206,500      3,557,069
                                                          ------------
TOTAL -- INDONESIA
  (Cost $40,654,011)....................                    37,991,704
                                                          ------------
TURKEY -- (9.3%)
COMMON STOCKS -- (9.3%)
 Akbank T.A.S...........................  1,185,341,391      4,353,299
 Anadolu Efes Biracilik ve Malt
   Sanayi A.S...........................     80,998,584      1,699,865
 Arcelik A.S............................  1,549,702,646      5,962,479
 *Aygaz A.S.............................    593,998,416      1,516,680
 *BSH Profilo Elektrikli Gerecler
   Sanayii A.S..........................      4,725,086         66,108
 *Dogan Sirketler Grubu Holdings A.S....    352,029,978        329,989
 *Dogan Yayin Holding A.S...............    112,953,480        205,442
 Enka Insaat Ve Sanayi A.S..............     83,056,850      2,992,254
 *Eregli Demir ve Celik Fabrikalari
   Turk A.S.............................    145,031,000      1,958,096
 *Ford Otomotiv Sanayi A.S..............    180,747,500      2,263,295
 *Hurriyet Gazetecilik ve
   Matbaacilik A.S......................    331,873,648        597,813
 *Koc Holding A.S.......................    296,735,974      3,238,251
 Migros Turk A.S........................    180,108,150      1,751,314
 Tat Konserve Sanayii A.S...............              7              0
 *Tofas Turk Otomobil Fabrikasi A.S.....  1,489,092,271      1,708,367
 Tupras-Turkiye Petrol Rafineleri A.S...    250,447,950      1,909,676
 *Turk Sise ve Cam Fabrikalari A.S......    202,437,924        260,571
 *Turkiye Garanti Bankasi A.S...........  1,492,388,511      2,046,227
 *Turkiye Is Bankasi A.S. Series C......    910,733,850      3,010,295
 *Vestel Elektronik Sanayi Ticaret
   A.S..................................    194,853,000        531,603
 *Yapi ve Kredi Bankasi A.S.............  1,232,184,338      1,439,488
                                                          ------------
TOTAL -- TURKEY
  (Cost $27,979,289)....................                    37,841,112
                                                          ------------
BRAZIL -- (8.8%)
PREFERRED STOCKS -- (7.0%)
 Ambev Cia de Bebidas das Americas......     12,453,835      2,488,677
 Aracruz Celulose SA Series B...........        711,999      1,415,605
 Banci Itau Holding Financeira..........     50,500,000      3,403,550
 Banco Bradesco SA......................    626,183,093      2,506,851
 *Bradespar SA..........................    197,621,010         43,287
 Brasil Telecom Participacoes SA........    159,143,872      1,177,695
 Brasileira de Distribuicao Pao de
   Acucar...............................     23,330,000        351,425
 *Brasileira de Petroleo Ipiranga.......     12,300,000         34,403
 *Braskem SA............................        624,000         77,277
 *Centrais Electricas de Santa Catarin
   Celesc Series B......................        180,000         29,722
 Cimento Portland Itau..................        860,000        162,292
 *Companhia Siderurgica Paulista........         65,000          8,981
 Coteminas Cia Tecidos Norte de Minas...      1,339,520         91,634
 *Cpfl Geracao Energia SA...............      2,258,921          2,208
 Duratex SA.............................      2,900,000         59,613
 *Electropaulo Electrecidade
   Metropolitana........................      8,395,000         73,610

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
 Embraco SA.............................        130,000   $     62,207
 *Embratel Participacoes SA.............     38,582,922         74,501
 Gerdau SA..............................         72,852        745,094
 *Inepar SA Industria e Construcoes.....     19,760,001          3,196
 Investimentos Itau SA..................      3,156,595      2,638,039
 *Investimentos Itau SA Itausa Itsa.....         77,992         65,180
 *Klabin SA.............................        176,875        154,971
 Lojas Americanas SA....................      2,166,794          8,360
 *Lojas Renner SA.......................        800,000          1,617
 *Net Servicos de Communication SA......        100,000         11,794
 *Paranapanema SA.......................      2,120,000          1,607
 Sadia SA...............................        100,000         46,167
 Siderurgica Belgo-Mineira..............      1,460,000        226,811
 Siderurgica de Tubarao Sid Tubarao.....     15,120,000        229,336
 *Siderurgica Paulista Casipa Series B..            325          1,095
 Suzano de Papel e Celulose.............         54,000        124,651
 Suzano Petroquimica SA.................         54,000         34,211
 Tele Celular Sul Participacoes SA......        143,354            127
 Tele Centro Oeste Celular Participacoes
   SA...................................    230,437,922        454,277
 *Tele Leste Celular Participacoes SA...        177,127             26
 *Tele Norte Celular Participacoes SA...        138,099             17
 Tele Norte Leste Participacoes SA......    169,834,131      2,037,444
 Telemar Norte Leste SA Series A........     85,000,000      1,269,777
 Telemig Celular Participacoes SA.......        141,242            134
 Telenordeste Celular Participacoes
   SA...................................        137,922            118
 *Telesp Celular Participacoes..........    616,941,089        993,762
 Telesp Participacoes SA................     98,000,000      1,040,934
 Telesudeste Celular Participacoes SA...     10,000,000         24,937
 Unibanco Unias de Bancos Brasileiros
   SA...................................      1,500,000         21,488
 Unibanco-Uniao de Bancos Brasileiros
   SA...................................     12,963,000        463,044
 *Usinas Siderurgicas de Minas
   Gerais SA............................         52,039        190,445
 Vale do Rio Doce Series A..............        175,160      4,910,989
 *Vale do Rio Doce Series B.............         81,160              0
 Votorantim Celulose e Papel SA.........     12,467,325        469,706
                                                          ------------
TOTAL PREFERRED STOCKS
  (Cost $24,501,273)....................                    28,232,892
                                                          ------------
COMMON STOCKS -- (1.8%)
 *Acos Especiais Itabira-Acesita Aces...     25,963,524         11,112
 Ambev Cia de Bebidas das Americas......      1,260,000        220,793
 Brasil Telecom Participacoes SA........     59,520,574        330,749
 Brasil Telecom SA......................      4,230,875         18,107
 Brasil Telecom SA......................    241,000,000      1,049,277
 Cemig Cia Ene..........................     77,000,000        786,220
 *Cpfl Geracao Energia SA...............      3,140,000          3,095
 Embraer Empresa Brasileira de
   Aeronautica..........................        393,521      1,445,457
 *Embratel Participacoes................     57,550,000        125,088
 *Empresa Nasional de Comercio Redito e
   Participacoes SAncorpar..............        480,000            453
 Lojas Americanas SA....................     14,042,476         56,075
 Petroquimica do Sul Copesul............      8,276,000        203,589
 Siderurgica Nacional Sid Nacional......     26,651,000        508,144
 Souza Cruz Industria e Comercio........        221,000      1,522,987
 Tele Celular Sul Participacoes.........     58,036,409         45,569
 Tele Centro Oeste Celular
   Participacoes........................     57,876,799        275,976
                                             SHARES          VALUE+
                                             ------          ------
 *Tele Leste Celular Participacoes......     73,908,726   $     14,446
 *Tele Norte Celular Participacoes......     57,624,254         13,205
 Tele Norte Leste Participacoes.........     58,595,122        507,464
 Telemig Celular Participacoes SA.......     59,614,070         84,374
 Telenordeste Celular Participacoes
   SA...................................     58,131,297         47,994
                                                          ------------
TOTAL COMMON STOCKS
  (Cost $6,734,089).....................                     7,270,174
                                                          ------------
TOTAL -- BRAZIL
  (Cost $31,235,362)....................                    35,503,066
                                                          ------------
TAIWAN -- (8.2%)
COMMON STOCKS -- (8.2%)
 *Accton Technology Corp................         89,975         72,084
 Acer, Inc..............................        414,001        417,580
 *Advanced Semiconductor Engineering,
   Inc..................................        585,000        310,202
 Advantech Co., Ltd.....................         51,200         81,153
 Ambit Microsystems Corp................         55,320        169,786
 Amtran Technology Co., Ltd.............         56,000         50,836
 *Arima Computer Corp...................        178,800         57,195
 Asia Cement Corp.......................        326,000        124,951
 *Askey Computer Co., Ltd...............         56,000         40,184
 Asustek Computer, Inc..................        399,000        931,383
 *Au Optronics Corp.....................        715,000        449,193
 *Benq Corp.............................        298,000        351,245
 CMC Magnetics Corp.....................        467,400        239,761
 *CTB Financial Holding Co., Ltd........      1,391,861        645,791
 *Cathay Financial Holdings Co., Ltd....        529,529        618,038
 *Cathay Real Estate Development Co.,
   Ltd..................................        109,000         26,072
 Chang Hwa Commercial Bank..............        621,760        255,334
 Cheng Shin Rubber Industry Co., Ltd....        158,980        208,003
 Cheng Uei Precision Industry Co.,
   Ltd..................................         35,650         68,321
 *Chicony Electronics Co., Ltd..........         39,000         61,254
 China Airlines.........................        456,890        169,852
 China Motor Co., Ltd...................        260,125        464,777
 China Steel Corp.......................      1,853,120      1,078,762
 *Chungwa Picture Tubes Co., Ltd........      1,008,000        283,228
 Compal Electronics.....................        509,400        584,269
 *Compeq Manufacturing Co., Ltd.........        131,300         52,407
 *Cosmos Bank Taiwan....................        252,000        100,945
 D-Link Corp............................         82,100         83,993
 Delta Electronics Industrial Co.,
   Ltd..................................        249,550        330,816
 *E Sun Financi.........................        444,000        193,210
 Elitegroup Computer Systems Co.,
   Ltd..................................         77,500         91,571
 Eternal Chemical Co., Ltd..............         93,000         48,510
 *Eva Airways Corp......................        423,808        146,562
 Evergreen Marine Corp., Ltd............        378,120        284,407
 Far East Textile, Ltd..................        614,000        221,182
 Far Eastern International Bank.........        303,000        108,713
 First Financial Holding Co., Ltd.......        687,000        407,844
 Formosa Chemicals & Fiber Co., Ltd.....        835,640        898,253
 Formosa Plastics Corp..................        906,720      1,188,927
 Formosa Taffeta Co., Ltd...............        236,120         97,986
 Fu Sheng Industria.....................         80,000        103,746
 *Fubon Financi.........................      1,607,052      1,255,075
 *Fuh-Hwa Financial Holding Co., Ltd....        474,000        130,452
 Giga-Byte Technology Co., Ltd..........         84,000        142,824
 *Grand Commercial Bank.................        256,000         75,251

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
 Hon Hai Precision Industry Co., Ltd....        412,450   $  1,378,795
 Hotai Motor Co., Ltd...................         87,000         69,951
 *Hsinchu International Bank............        258,000        109,669
 International Bank of Taipei...........        306,783        136,152
 Inventec Corp..........................        329,600        197,570
 Kinpo Electronics, Inc.................        172,000         84,265
 *Lite-On Technology Corp...............        581,592        591,648
 *Macronix International Co., Ltd.......        663,500        113,770
 Media Tek, Inc.........................         91,400        811,274
 *Micro-Star International..............        100,000        197,406
 Mitac International Corp...............        166,000         58,124
 *Mosel Vitelic Inc. Co., Ltd...........        518,000         22,243
 Nan Ya Plastic Corp....................      1,242,600      1,292,734
 *Nanya Technology Co., Ltd.............        539,796        364,012
 *Nien Hsing Textile Co., Ltd...........         95,000        101,297
 Nien Made Enterprise Co., Ltd..........         45,216         89,911
 Oriental Union Chemical Corp...........         99,000        106,418
 *Pacific Electric Wire & Cable Corp....        233,200          5,511
 Pihsiang Machinery Mfg. Co., Ltd.......         31,200         90,813
 *Pou Chen Corp.........................        293,405        261,274
 Premier Image Technology Corp..........         78,000        106,772
 President Chain Store Corp.............        138,424        184,299
 Quanta Computer, Inc...................        492,050        985,518
 Realtek Semiconductor Corp.............         94,100        185,759
 Ritek Corp.............................        376,750        173,718
 *Shin Kong Fin.........................        436,000        107,429
 *Silicon Integrated Systems Corp.......        267,000        164,663
 *Siliconware Precision Industries Co.,
   Ltd..................................        339,000        169,012
 Sunplus Technology Co., Ltd............        124,500        153,203
 Synnex Tech International Corp.........        118,000        164,928
 *Systex Corp., Ltd.....................        145,000         89,424
 *Taishin Financial Holdings Co.,
   Ltd..................................        713,000        332,870
 *Taiwan Business Bank..................        508,000         95,891
 *Taiwan Cement Corp....................        390,880        132,922
 Taiwan Glass Ind. Corp.................        191,000        119,994
 *Taiwan Semiconductor Manufacturing
   Co., Ltd.............................      3,681,000      5,675,317
 *Taiwan Styrene Monomer Corp...........         77,000         65,461
 *Tatung Co., Ltd.......................        673,000        117,339
 *Teco Electric & Machinery Co., Ltd....        309,000         92,611
 Tong Yang Industry Co., Ltd............         74,000         96,818
 Transcend Information, Inc.............         26,200         59,271
 Uni-President Enterprises Corp.........        619,020        189,987
 *United Microelectronics Corp..........      3,094,300      1,943,969
 Via Technologies, Inc..................        214,520        263,977
 *Walsin Lihwa Corp.....................        578,000        145,749
 Wan Hai Lines Co., Ltd.................        210,000        191,844
 *Winbond Electronics Corp..............        796,000        380,795
 *Ya Hsin Industrial Co., Ltd...........         67,350         72,202
 *Yageo Corp............................        405,440         93,473
 *Yang Ming Marine Transport Corp.......        293,000        159,588
 *Yieh Phui Enterprise Co., Ltd.........        145,000         93,184
 Yuen Foong Yu Paper Manufacturing Co.,
   Ltd..................................        255,000         81,938
 Yulon Motor Co., Ltd...................        329,200        380,430
 *Zyxel Communication Corp..............         48,000         89,914
                                                          ------------
TOTAL COMMON STOCKS
  (Cost $34,684,318)....................                    33,165,034
                                                          ------------
                                             SHARES          VALUE+
                                             ------          ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Taiwan Dollar
   (Cost $74)...........................                  $         75
                                                          ------------
TOTAL -- TAIWAN
  (Cost $34,684,392)....................                    33,165,109
                                                          ------------
MEXICO -- (7.7%)
COMMON STOCKS -- (7.7%)
 America Movil S.A. de C.V. Series L....      4,642,000      4,233,882
 *America Telecom S.A. de C.V.
   Series A.............................      1,073,071        882,204
 Apasco S.A. de C.V.....................         69,000        483,715
 *Carso Global Telecom S.A. de C.V.
   Telecom Series A1....................      1,068,071      1,239,662
 Cementos de Mexico S.A. de C.V. Series
   B....................................        495,665      2,190,440
 *Coca Cola Femsa S.A. de C.V.
   Series L.............................        203,600        450,957
 Controladora Comercial Mexicana S.A. de
   C.V. Series B........................        365,700        244,060
 *Corporacion Interamericana de
   Entramiento S.A. de C.V. Series B....         75,000        134,201
 Desc S.A. de C.V. Series B.............        365,000        127,092
 Desc S.A. de C.V. Series C.............          6,905          2,207
 El Puerto de Liverpool S.A.
   Series C1............................        339,500        346,429
 Embotelladora Arca SA de CV , Mexico...        103,000        165,374
 *Empresas ICA Sociedad Controladora
   S.A. de C.V..........................        207,900         48,863
 *Empresas la Moderna S.A. de C.V.
   Series A.............................        120,000         61,283
 Fomento Economico Mexicano Series B &
   D....................................        363,000      1,446,524
 Gruma S.A. de C.V. Series B............         90,406         87,005
 Grupo Carso S.A. de C.V. Series A-1....        249,000        776,696
 Grupo Continental S.A..................        216,600        356,147
 Grupo Elektra S.A. de C.V..............         60,000        165,393
 *Grupo Financiero BBva Bancomer 'B'
   Shares...............................      2,168,672      1,885,712
 Grupo Financiero del Norte S.A. Series
   C....................................        144,000        417,975
 Grupo Financiero GBM Atlantico S.A. de
   C.V. Series L........................          5,667              0
 Grupo Financiero Inbursa S.A. de C.V.
   Series O.............................        868,097        772,463
 *Grupo Gigante S.A. de C.V. Series B...        115,778         63,830
 Grupo Industrial Alfa S.A. Series A....        170,290        294,825
 Grupo Industrial Bimbo S.A. de C.V.
   Series A.............................        340,000        542,606
 Grupo Industrial Maseca S.A. de C.V.
   Series B.............................        229,000         82,616
 Grupo Modelo S.A. de C.V. Series C.....        902,300      2,033,428
 *Grupo Televisa S.A. (Certificate
   Representing Series A, Series D &
   Series L)............................        885,000      1,365,293
 *Hylsamex S.A. de C.V. Series B........         60,000         29,539
 Industrias Penoles S.A. de C.V.........        115,000        205,774
 Kimberly Clark de Mexico S.A. de C.V.
   Series A.............................        383,000        962,409

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
 *Nueva Grupo Mexico S.A. de C.V. Series
   B....................................        189,000   $    287,001
 *Organizacion Soriana S.A. de C.V.
   Series B.............................        170,000        328,852
 TV Azteca S.A. de C.V. Series A........        635,000        241,987
 Telefonos de Mexico S.A. Series A......        100,000        152,046
 Telefonos de Mexico S.A. Series L......      3,382,000      5,119,291
 *US Commercial Corp. S.A. de C.V.......        223,000         81,962
 Vitro S.A..............................        121,600         85,857
 Walmart de Mexico S.A. de C.V. Series
   C....................................        966,955      2,469,062
 Walmart de Mexico S.A. de C.V. Series
   V....................................        137,180        388,891
                                                          ------------
TOTAL COMMON STOCKS
  (Cost $24,647,978)....................                    31,253,553
                                                          ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Mexican Peso
   (Cost $804)..........................                           745
                                                          ------------
TOTAL -- MEXICO
  (Cost $24,648,782)....................                    31,254,298
                                                          ------------
UNITED STATES -- (7.5%)
COMMON STOCKS -- (7.5%)
 BBV Banco BHIF ADR.....................         64,200        985,470
 Banco de Chile Series F ADR............         47,643        967,153
 Banco Santander Chile Sponsored ADR....        295,998      6,461,636
 *Chilesat Corp. S.A. ADR...............            788          1,403
 *Cia Telecom de Chile ADR..............        420,400      4,918,680
 Compania Cervecerias Uni ADR...........        115,400      1,920,256
 Cristalerias de Chile SA ADR...........         35,600        847,280
 Distribucion y Servicio D&S SA ADR.....        176,800      2,027,896
 Embotelladora Andina SA Andina ADR.....        109,600        882,280
 Embotelladora Andina SA Andina Series B
   ADR..................................         89,100        739,530
 *Empresa Nacional de Elec ADR..........        514,018      4,728,966
 *Enersis SA ADR........................        285,903      1,372,334
 *Grupo Financiero Galicia S.A. ADR.....        211,011        660,465
 Lan Chile SA ADR.......................        125,900      1,013,495
 *Madeco SA.............................          4,450         21,894
 Masisa SA ADR..........................         25,100        193,270
 Sociedad Quimica y Minera de Chile SA
   ADR..................................         61,300      1,642,840
 Sociedad Quimica y Minera de Chile SA
   ADR Class A..........................            902         25,887
 Vina Concha y Toro SA
   Conchatoro ADR.......................         27,100      1,163,945
                                                          ------------
TOTAL -- UNITED STATES
  (Cost $39,938,202)....................                    30,574,680
                                                          ------------
THAILAND -- (7.5%)
COMMON STOCKS -- (7.5%)
 Advance Info Service Public Co., Ltd.
   (Foreign)............................      5,982,000      7,380,760
 BEC World Public Co., Ltd. (Foreign)...        343,700      1,828,016
 Bangkok Expressway Public Co., Ltd.
   (Foreign)............................      1,702,600        632,254
 *Bank of Ayudhya Public Co., Ltd.
   (Foreign)............................      4,125,500        850,007
                                             SHARES          VALUE+
                                             ------          ------
 *Capetronic International (Thailand)
   Public Co., Ltd. (Foreign)...........      4,490,000   $     88,208
 Charoen Pokphand Foods Public Co., Ltd.
   (Foreign)............................     14,442,000      1,460,116
 *DBS Thai Danu Bank Public Co., Ltd.
   (Foreign)............................        842,200        109,966
 Delta Electronics (Thailand) Public
   Co., Ltd. (Foreign)..................      4,100,710      2,677,152
 Krung Thai Bank Public Co., Ltd.
   (Foreign)............................     12,981,770      2,472,569
 Land & Houses Public Co., Ltd.
   (Foreign)............................      2,130,310        456,786
 *National Finance and Securities Public
   Co., Ltd. (Foreign)..................        630,150        208,339
 National Petrochemical Public Co., Ltd.
   (Foreign)............................        100,000        128,174
 Ratchaburi Electricity Generating
   Holding Public Co., Ltd. (Foreign)...        470,000        287,135
 Shin Corporation Public Co., Ltd.
   (Foreign)............................      6,122,000      2,464,053
 *Shinawatra Satellite Public Co., Ltd.
   (Foreign)............................      1,381,225        459,967
 Siam Cement Public Co., Ltd.
   (Foreign)............................        270,000        866,794
 Siam City Cement Public Co., Ltd.
   (Foreign)............................        633,413      3,019,865
 *Siam Commercial Bank Public Co., Ltd.
   (Foreign)............................      2,276,166      1,963,152
 Siam Makro Public Co., Ltd. (Foreign)..        727,100        553,077
 *Telecomasia Corp. Public Co., Ltd.
   (Foreign)............................      6,037,200        809,974
 *Thai Military Bank Public Co., Ltd.
   (Foreign)............................      4,483,500        457,588
 Thai Union Frozen Products Public Co.,
   Ltd. (Foreign).......................      2,500,000      1,347,628
                                                          ------------
TOTAL COMMON STOCKS
  (Cost $36,988,011)....................                    30,521,580
                                                          ------------
RIGHTS/WARRANTS -- (0.0%)
 *Telecomasia Corp. Public Co., Ltd.
   (Foreign) Warrants 03/31/08
   (Cost $0)............................      1,444,563              0
                                                          ------------
TOTAL -- THAILAND
  (Cost $36,988,011)....................                    30,521,580
                                                          ------------
MALAYSIA -- (7.3%)
COMMON STOCKS -- (7.3%)
 AMMB Holdings Berhad...................        240,362        216,326
 *Aokam Perdana Berhad..................            333              5
 Berjaya Sports Toto Berhad.............        259,000        237,189
 British American Tobacco Berhad........        167,000      1,724,934
 *Celcom (Malaysia) Berhad..............        528,000        380,716
 Commerce Asset Holding Berhad..........        706,000        613,105
 *Digi.Com Berhad.......................         68,862         54,184
 Gamuda Berhad..........................        183,000        279,316
 Genting Berhad.........................        341,000      1,202,474
 Golden Hope Plantations Berhad.........        632,000        565,474
 Hong Leong Bank Berhad.................        523,250        622,392
 Hong Leong Credit Berhad...............        584,429        664,403
 IOI Corp. Berhad.......................        529,000        709,974
 Kuala Lumpur Kepong Berhad.............        412,500        645,888
 *MBF Holdings Berhad...................          7,050              0

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
 Magnum Corp. Berhad....................        937,500   $    594,572
 Malakoff Berhad........................        468,000        541,895
 Malayan Banking Berhad.................      1,369,500      3,099,395
 Malayan Cement Berhad..................        661,000        121,763
 *Malaysian Airlines System Berhad......        298,000        287,021
 Malaysian International Shipping Corp.
   (Foreign)............................        181,666        365,722
 Malaysian Pacific Industries...........         84,000        294,000
 Nestle (Malaysia) Berhad...............        146,000        787,632
 Oyl Industries Berhad..................         74,000        486,842
 *Palmco Holdings Berhad................         22,041         27,841
 Perusahaan Otomobil Nasional Berhad....        338,000        716,026
 Petronas Dagangan Berhad...............        147,000        239,842
 Petronas Gas Berhad....................      1,065,000      1,961,842
 Public Bank Berhad (Foreign)...........      2,173,922      1,601,837
 RHB Capital Berhad.....................      1,104,000        490,989
 Resorts World Berhad...................        681,000      1,577,053
 *Silverstone Corp. Berhad..............         11,587            976
 Sime Darby Berhad (Malaysia)...........      1,208,800      1,622,337
 Southern Bank Berhad...................         48,440         31,359
 Southern Bank Berhad (Foreign).........        143,437         89,837
 Telekom Malaysia Berhad................      1,379,000      2,812,434
 Tenaga Nasional Berhad.................      1,222,000      2,862,053
 YTL Corp. Berhad.......................        931,362        882,343
                                                          ------------
TOTAL COMMON STOCKS
  (Cost $32,467,300)....................                    29,411,991
                                                          ------------
RIGHTS/WARRANTS -- (0.0%)
 *MBF Holdings Berhad Warrants 05/20/13
   (Cost $0)............................          1,410              0
                                                          ------------
TOTAL -- MALAYSIA
  (Cost $32,467,300)....................                    29,411,991
                                                          ------------
SOUTH KOREA -- (7.2%)
COMMON STOCKS -- (7.2%)
 *Cho Hung Bank Co., Ltd................        135,810        434,682
 *Daewoo Securities Co., Ltd............         56,445        220,912
 *Hyundai Heavy Industries Co., Ltd.....         11,960        232,556
 Hyundai Motor Co., Ltd.................         95,919      2,290,603
 *Hyundai Securities Co., Ltd...........         49,011        208,480
 Kookmin Bank...........................        139,085      3,944,201
 Koram Bank, Ltd........................         32,610        214,426
 Korea Electric Power Corp..............        128,020      2,117,744
 Korea Gas..............................         15,450        362,550
 Korea Mobile Telecommunications
   Corp.................................          1,670        263,101
 LG Chemical, Ltd.......................         28,206      1,050,124
 LG Securities Co., Ltd.................         16,100        159,531
 POSCO..................................          6,110        544,631
 S-Oil Corp.............................         49,290        858,284
 S1 Corp................................         16,638        304,202
 SK Corp., Ltd..........................         55,584        483,940
 Samsung Corp...........................         31,080        177,305
 Samsung Electro-Mechanics Co., Ltd.....         32,707        966,836
 Samsung Electronics Co., Ltd...........         36,128      9,706,029
 Samsung Fire and Marine Insurance,
   Ltd..................................         21,719      1,170,593
 Samsung SDI Co., Ltd...................         20,352      1,304,486
                                             SHARES          VALUE+
                                             ------          ------
 Shinhan Financial Group Co., Ltd.......        151,242   $  1,536,247
 Shinsegae Co., Ltd.....................          2,800        403,980
                                                          ------------
TOTAL -- SOUTH KOREA
  (Cost $12,291,581)....................                    28,955,443
                                                          ------------
HUNGARY -- (4.0%)
COMMON STOCKS -- (4.0%)
 Budapesti Elektromos Muvek RT..........            185         11,431
 Delmagyarorszagi Aramszolgaltato Demasz
   RT...................................          2,275        120,341
 Egis RT................................         36,433      1,367,000
 Gedeon Richter, Ltd....................         40,954      3,052,016
 Hungarian Telecommunications Co........        460,184      1,964,326
 Magyar Olay-Es Gazipari RT.............        138,429      3,715,119
 Orszagos Takerekpenztar es Keresdelmi
   Bank RT..............................        341,220      3,862,594
 *Tiszai Vegyi Kombinat RT..............        113,415      2,094,284
                                                          ------------
TOTAL -- HUNGARY
  (Cost $11,539,849)....................                    16,187,111
                                                          ------------
POLAND -- (3.4%)
COMMON STOCKS -- (3.4%)
 *Agora SA..............................         81,074      1,010,827
 Bank Polska Kasa Opieki - Grupa Pekao
   SA...................................        122,933      3,052,204
 Bank Przemyslowo Handlowy Pbk..........         31,526      2,232,744
 Bank Zackodni Wbk SA...................         42,409        713,760
 *Big Bank Gdanski SA...................      1,426,622      1,044,942
 Bre Bank SA............................         17,201        360,832
 Browary Zywiec SA......................         15,860      1,601,580
 Frantschach Swiecie SA.................         52,999        747,848
 Kredyt Bank SA.........................        248,476        736,023
 *Optimus Technologie...................          6,873         14,251
 Orbis SA...............................         77,409        333,523
 Polish Telecom TPSA....................        296,434      1,073,655
 *Prokom Software SA....................         21,336        677,968
                                                          ------------
TOTAL -- POLAND
  (Cost $12,332,415)....................                    13,600,157
                                                          ------------
PHILIPPINES -- (2.9%)
COMMON STOCKS -- (2.9%)
 Aboitiz Equity Ventures, Inc...........      7,014,400        304,172
 Ayala Corp.............................     13,893,600      1,134,544
 Ayala Land, Inc........................     18,687,576      1,754,044
 Bank of the Philippine Island..........      2,208,511      1,533,976
 *Equitable PCI Bank, Inc...............        875,000        390,112
 *Filinvest Land, Inc...................     18,170,700        283,118
 *Filipina Water Bottling Corp..........      2,006,957              0
 Ginebra San Miguel, Inc................        693,200        338,337
 *Metro Bank and Trust Co...............      3,293,635      1,576,642
 Petron Corp............................     19,893,000        672,187
 *Philippine Long Distance Telephone
   Co...................................        174,940      1,420,341
 *Philippine National Bank..............        259,975         92,726
 SM Prime Holdings, Inc.................     22,614,000      2,037,680
 Security Bank Corp.....................        320,842         60,229
 *Southeast Asia Cement Holdings, Inc...         30,190             24
 Union Bank of the Philippines..........        812,300        266,853
                                                          ------------
TOTAL -- PHILIPPINES
  (Cost $38,266,820)....................                    11,864,985
                                                          ------------

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
ARGENTINA -- (2.7%)
COMMON STOCKS -- (2.7%)
 *Acindar Industria Argentina de Aceros
   SA Series B..........................        899,000   $    688,603
 *Alpargatas SA Industrial y
   Comercial............................          1,078          1,162
 *Alto Palermo SA Series A..............          5,000          4,476
 *Banco del Sud Sociedad Anonima Series
   B....................................         29,000         15,866
 *Banco Frances del Rio de la
   Plata SA.............................        467,809        775,597
 *Capex SA Series A.....................         52,893         40,339
 *Celulosa Argentina SA Series B........         18,750         17,781
 *Central Costanera SA Series B.........        114,100        116,151
 *Central Puerto SA Series B............         16,000          5,571
 *Garovaglio y Zorraquin SA.............         28,000          8,913
 *Gas Natural SA, Buenos Aires..........        345,000        133,845
 *IRSA Inversiones y
   Representaciones SA..................        657,649        549,531
 *Juan Minetti SA.......................        353,151        259,963
 Ledesma S.A.A.I........................        242,632        139,989
 *Metrogas SA Series B..................        543,115        167,484
 *Molinos Rio de la Plata SA Series B...        694,833      1,055,221
 *Perez Companc SA......................      2,274,901      1,546,371
 *Renault Argentina SA..................        176,559        106,551
 *Siderar SAIC Series A.................        721,484      2,033,495
 *Solvay Indupa S.A.I.C.................        555,366        366,463
 *Telecom Argentina Stet-France SA
   Series B.............................        977,000      1,036,674
 *Tenaris SA............................        653,898      1,452,721
 *Transportadora de Gas del Sur SA
   Series B.............................      1,028,000        555,620
                                                          ------------
TOTAL COMMON STOCKS
  (Cost $24,517,762)....................                    11,078,387
                                                          ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Argentine Peso
   (Cost $25,061).......................                        15,399
                                                          ------------
TOTAL -- ARGENTINA
  (Cost $24,542,823)....................                    11,093,786
                                                          ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $1,024)........................                         1,329
                                                          ------------

                                              FACE
                                             AMOUNT
                                             ------
                                              (000)
TEMPORARY CASH INVESTMENTS -- (3.9%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $15,761,000 U.S.
   Treasury Notes 1.875%, 09/30/04,
   valued at $15,958,013) to be
   repurchased at $15,723,572
   (Cost $15,722,000)...................  $      15,722     15,722,000
                                                          ------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $411,339,065)++.......................                  $405,116,592
                                                          ============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $411,800,830

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          THE EMERGING MARKETS SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

ASSETS:
Investments at Value..............................  $405,117
Cash..............................................        16
Receivables:
  Dividends, Interest and Tax Reclaims............     1,601
  Investment Securities Sold......................         2
  Fund Shares Sold................................       597
Prepaid Expenses and Other Assets.................         2
                                                    --------
    Total Assets..................................   407,335
                                                    --------

LIABILITIES:
Payables:
  Investment Securities Purchased.................        39
  Fund Shares Redeemed............................     1,157
  Due to Advisor..................................        32
Deferred Thailand Capital Gains Tax...............     1,480
Accrued Expenses and Other Liabilities............       236
                                                    --------
    Total Liabilities.............................     2,944
                                                    --------
NET ASSETS........................................  $404,391
                                                    ========
Investments at Cost...............................  $411,339
                                                    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          THE EMERGING MARKETS SERIES
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $810).........................................  $ 5,476
  Interest........................................       66
                                                    -------
        Total Investment Income...................    5,542
                                                    -------
EXPENSES
  Investment Advisory Services....................      172
  Accounting & Transfer Agent Fees................      198
  Custodian Fees..................................      202
  Legal Fees......................................        1
  Audit Fees......................................        2
  Shareholders' Reports...........................        4
  Trustees' Fees and Expenses.....................        4
  Other...........................................       12
                                                    -------
        Total Expenses............................      595
                                                    -------
  NET INVESTMENT INCOME (LOSS)....................    4,947
                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT
    SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................     (676)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................      (87)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................   43,611
  Translation of Foreign Currency Denominated
    Amounts.......................................       30
  Deferred Thailand Capital Gains Tax.............     (615)
                                                    -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................   42,263
                                                    -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $47,210
                                                    =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          THE EMERGING MARKETS SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS      YEAR
                                             ENDED        ENDED
                                            MAY 31,     NOV. 30,
                                             2003         2002
                                          -----------  -----------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $  4,947     $  5,533
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................       (676)     (19,675)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............        (87)        (308)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency.....     43,611       18,972
  Translation of Foreign Currency
    Denominated Amounts.................         30            4
  Deferred Thailand Capital Gains Tax...       (615)        (865)
                                           --------     --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................     47,210        3,661
                                           --------     --------
Transactions in Interest:
  Contributions.........................     33,241       74,308
  Withdrawals...........................    (19,253)     (42,496)
                                           --------     --------
        Net Increase (Decrease) From
          Transactions in Interest......     13,988       31,812
                                           --------     --------
        Total Increase (Decrease).......     61,198       35,473
NET ASSETS
  Beginning of Period...................    343,193      307,720
                                           --------     --------
  End of Period.........................   $404,391     $343,193
                                           ========     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          THE EMERGING MARKETS SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....        N/A+         N/A+         N/A+         N/A+         N/A+         N/A+
                            --------     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............         --           --           --           --           --           --
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......         --           --           --           --           --           --
                            --------     --------     --------     --------     --------     --------
    Total from Investment
  Operations.............         --           --           --           --           --           --
                            --------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............         --           --           --           --           --           --
  Net Realized Gains.....         --           --           --           --           --           --
                            --------     --------     --------     --------     --------     --------
    Total
  Distributions..........         --           --           --           --           --           --
                            --------     --------     --------     --------     --------     --------
Net Asset Value, End of
  Period.................        N/A+         N/A+         N/A+         N/A+         N/A+         N/A+
                            ========     ========     ========     ========     ========     ========
Total Return.............      13.16%#       2.10%       (8.54)%     (22.30)%      53.78%      (12.27)%
Net Assets, End of Period
  (thousands)............   $404,391     $343,193     $307,720     $296,726     $344,175     $231,632
Ratio of Expenses to
  Average Net Assets.....       0.35%*       0.34%        0.46%        0.46%        0.46%        0.53%
Ratio of Net Investment
  Income to Average Net
  Assets.................       2.88%*       1.64%        1.94%        1.33%        1.34%        1.66%
Portfolio Turnover
  Rate...................          1%*          8%           6%          12%          16%          10%

--------------

*    Annualized
#    Non-annualized
N/A+ Not applicable as The Emerging Markets Series is organized as a partnership and does not have a unitized value.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which The Emerging Markets Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The Emerging Markets Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $3,871.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal

Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2003.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

    6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

    The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

Purchases...................................................      $17,778
Sales.......................................................        1,427

    There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2003.

E. FEDERAL INCOME TAX:

    No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or loses have been deemed to have been "passed through" to its Feeder Fund.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $  89,957
Gross Unrealized Depreciation...............................        (96,641)
                                                                  ---------
  Net.......................................................      $  (6,684)
                                                                  =========

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Series under the discretionary line of credit during the six months ended May 31, 2003.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit with the international custodian bank for the six months ended May 31, 2003.

ITEM 2.  CODE OF ETHICS.

This disclosure is not applicable. This disclosure is effective only for annual reports with periods ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

This disclosure is not applicable. This disclosure is effective only for annual reports with periods ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This disclosure is not applicable. This disclosure is effective only for annual reports with periods ending on or after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

This disclosure is not applicable to the Registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This disclosure is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

     (a) This disclosure is not applicable. This disclosure is effective only for annual reports with periods ending on or after July 15, 2003.

     (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By: /s/ David G. Booth
   -----------------------------------
   David G. Booth
   President

Date: 8/5/03
     -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David G. Booth
   ---------------------------------
   David G. Booth
   Principal Executive Officer
   Dimensional Investment Group Inc.

Date: 8/5/03
     -------------

By: /s/ Michael T. Scardina
   ---------------------------------
   Michael T. Scardina
   Principal Financial Officer
   Dimensional Investment Group Inc.

Date: 8/7/03
     --------------